UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21779

JOHN HANCOCK FUNDS II

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(Exact name of registrant as specified in charter)

601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE, 601 CONGRESS STREET, BOSTON, MA 02210-2805

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(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 663-4497

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Date of fiscal year end: 8/31

Date of reporting period: 2/28/15

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant prepared sixteen semiannual reports to shareholders for the period ended February 28, 2015. The first report applies to the Floating Rate Income Fund, the second report applies to the Natural Resources Fund, the third report applies to the Strategic Income Opportunities Fund, the fourth report applies to the Alternative Asset Allocation Fund, the fifth report applies to the U.S. Equity Fund, the sixth report applies to the Emerging Markets Fund, the seventh report applies to the Emerging Markets Debt Fund, the eighth report applies to the International Small Company Fund, the ninth report applies to the Small Cap Value Fund, the tenth report applies to the Income Allocation Fund, the eleventh report applies to the Global Equity Fund, the twelfth report applies to the Redwood Fund, the thirteenth report applies to the 10 Retirement Living Portfolios, the fourteenth report applies to the 10 Retirement Living II Portfolios, the fifteenth report applies to 10 Retirement Choices Portfolios and the sixteenth report applies to 40 of the Registrant’s funds.

John Hancock

Floating Rate Income Fund

Semiannual report 2/28/15

A message to shareholders

Dear fellow shareholder,

Strong economic growth in the United States set the global standard in 2014, and appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about sustained relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but note that opportunities are growing and could reward investors should recoveries in those markets begin in earnest.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. The European Central Bank announced dramatic monetary policy measures in January to promote economic activity in the region—similar to the monetary policy activity of the U.S. Federal Reserve (Fed) in recent years. One effect has been to push the value of the euro down relative to the U.S. dollar, which benefits European exporters by making their goods cheaper.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The Fed has signaled its intention to raise short-term interest rates at some point in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 28, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Floating Rate Income Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
24	Financial statements
28	Financial highlights
35	Notes to financial statements
43	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a high level of current income.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/15 (%)

The S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers, and excluding those in default.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Term loans advanced

Despite some volatility, the term loan market advanced modestly for the six-month period, reflecting an improving U.S. economy.

Fund underperformed

The fund declined slightly for the period, trailing its benchmark, the S&P/LSTA Performing Loan Index.

Credit positioning and energy overweight detracted

The fund's credit positioning, as well as an overweight position and security selection in the energy sector, were the primary factors behind the fund's underperformance of its benchmark.

PORTFOLIO COMPOSITION AS OF 2/28/15 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Investments in higher-yielding, lower-rated securities include a higher risk of default. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Foreign investing has additional risks, such as currency and market volatility and political and social instability. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Loan participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, and the risks of being a lender. Fund distributions generally depend on income from underlying investments and may vary or cease altogether in the future. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Timothy J. Settel, Western Asset Management Company

Timothy J. Settel
Portfolio Manager
Western Asset Management Company

How did bank loans perform over the past six months?

Bank loans, as represented by the S&P/LSTA Performing Loan Index, returned 1.00% for the six-month period, compared with the 2.25% return of the Barclays U.S. Aggregate Bond Index and the 6.12% return for the S&P 500 Index. The modest gain for bank loans was driven entirely by interest income, as the price component of the S&P/LSTA index declined by 1.3% for the period.

The six-month period featured an above-average level of market volatility. A sharp decline in energy prices, ongoing geopolitical tensions—especially in Ukraine and the Middle East—and diverging economic and monetary policy expectations between the United States and other developed nations contributed to bouts of volatility and risk aversion in the bank loan market.

Declining retail demand put downward pressure on bank loans. February 2015 represented the eleventh consecutive month of retail outflows from the bank loan market, totaling approximately $40 billion. In contrast, collateralized loan obligations continued to be a consistent and significant source of new bank loan demand, providing some measure of support for the market.

What about the economic environment?

The U.S. economy maintained a moderate pace of growth during the six-month period. Job growth remained robust, sending the unemployment rate down to its lowest level since June 2008, while data on consumer spending, manufacturing, and the housing market were mixed but generally positive. The strength of the domestic economy, particularly compared with slower growth in other regions of the globe, led the U.S. Federal Reserve (Fed) to end its quantitative easing efforts in October 2014 and express its intent to raise short-term interest rates in 2015.

How did economic conditions affect bank loan credit quality?

The default rate in the bank loan market remained at the low end of its historical range. According to Standard & Poor's, the year-over-year default rate was 0.73% as of February 28, 2015. Among the handful of defaults over the past six months, the most notable was casino operator Caesars Entertainment Operating Company, Inc., which filed for bankruptcy in January 2015.

4

"Declining retail demand put downward pressure on bank loans."

From a credit rating perspective, loans rated BB posted the best returns for the six-month period. Higher-rated credits tend to outperform during periods of meaningful volatility, when investors typically shift into the relative safety of higher-quality investments. Bank loans rated CCC, the most speculative grade, performed in line with the overall market, while loans rated B produced the lowest returns.

Turning to the portfolio, what factors contributed to the fund's underperformance of its benchmark during the period?

The fund's credit positioning was one factor that contributed to the fund's underperformance. The fund remained primarily focused on loans rated B—the middle tier of the credit quality spectrum—and this segment of the market underperformed during the reporting period. In addition, the fund held an underweight position in loans rated BB, which were the best performers in the bank loan market.

From a sector perspective, both an overweight position in the energy sector, which underperformed significantly as energy prices dropped precipitously in late 2014, and an underweight position in the information technology sector weighed on fund performance.

Finally, security selection in the energy sector was a drag on relative results. Noteworthy detractors in this sector included oil and gas exploration companies Samson Investment Company and Quicksilver Resources Inc., as well as drilling contractor Hercules Offshore, Inc.

COUNTRY COMPOSITION AS OF 2/28/15 (%)

United States	85.7
Luxembourg	3.4
Netherlands	3.2
Canada	2.5
Australia	2.2
Ireland	0.8
United Kingdom	0.8
Germany	0.6
Cayman Islands	0.4
Greece	0.3
Other countries	0.1
TOTAL	100.0
As a percentage of net assets.

5

What factors aided fund performance versus the benchmark?

An overweight position in the consumer staples sector added value during the period. The consumer staples sector—which includes food and beverage producers, grocery stores, and household goods makers—was the top-performing sector in the bank loan market.

How is the fund currently positioned?

We continue to look for opportunities in the marketplace. Currently, we are finding compelling prospects in the new issue market as well as in the oil/gas and metals/mining industries, as these segments of the market have come under pressure during the commodities down-cycle. We believe that the underperformance of the bank loan market over the last six months is attributable to retail outflows, limited market liquidity, and the drag-down effect of the energy sector. The good news is that valuations in the bank loan market are as attractive as they've been in more than two years, retail outflows appear to be moderating, and energy prices began to recover slightly toward the end of the six-month period, providing some stability to the energy sector.

We also believe bank loans offer a compelling risk/reward option. After years of central bank accommodation, the Fed has clearly communicated its intent to take short-term rates higher, and recent economic data has reinforced the Fed's resolve. Should perceptions of growth improve, bank loan yield spreads have room to tighten, and loans should benefit from rising interest rates. On the other hand, if we witness an unexpected economic headwind, bank loans carry a compelling yield advantage in addition to being secured at the top of the capital structure.

Within the bank loan market, we are seeing opportunities in selected issues that we believe have been unfairly impacted by the sell-off in recent months. Our positions in second lien loans—senior

SECTOR COMPOSITION AS OF 2/28/15 (%)

6

secured debt with priority over unsecured creditors but secondary to first lien debtholders—have held up well despite the volatility, and we continue to favor the risk/reward dynamics of these types of loans. From a sector standpoint, we continue to favor noncyclical and transportation issuers over the technology and financials sectors. We also intend to maintain the fund's overweight position in the energy sector given its strong asset base, minimal short-term maturity schedule, and a belief that companies in the sector have numerous viable levers to pull to help them outlast the trough in the oil cycle.

MANAGED BY

Timothy J. Settel On the fund since 2007 Investing since 1993
Michael C. Buchanan, CFA On the fund since 2007 Investing since 1990
S. Kenneth Leech On the fund since 2014 Investing since 1977

QUALITY COMPOSITION AS OF 2/28/15 (%)

The views expressed in this report are exclusively those of Timothy J. Settel, Western Asset Management Company, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	6-months	5-year	Since inception[2]	as of 2-28-15	as of 2-28-15
Class A	-2.30	4.36	4.17	-3.49	23.79	34.03	4.53%	4.51%
Class B	-5.33	3.80	3.77	-6.19	20.51	30.31	3.94%	3.93%
Class C	-1.53	4.15	3.82	-2.42	22.56	30.81	3.94%	3.93%
Class I3	0.52	5.28	4.93	-0.98	29.31	41.11	4.99%	4.97%
Class R6[3,4]	0.59	5.31	4.96	-0.81	29.50	41.42	5.06%	5.03%
Class 1[3]	0.61	5.37	5.00	-0.83	29.88	41.80	5.01%	4.99%
Class NAV[3]	0.66	5.42	5.05	-0.80	30.20	42.35	5.06%	5.04%
Index†	2.91	5.60	5.32	1.00	31.34	44.89	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 2.5%, and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 3.0% to 2.5%, effective 2-3-14. The Class B shares' CDSC declines annually between years 1 to 6 according to the following schedule: 5%, 4%, 3%, 3%, 2%, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class 1, Class NAV, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class B	Class C	Class I	Class R6	Class 1	Class NAV
Gross (%)	1.16	1.86	1.86	0.84	0.74	0.77	0.72
Net (%)	1.16	1.86	1.86	0.84	0.71	0.77	0.72

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the S&P/LSTA Performing Loan Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Floating Rate Income Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the S&P/ LSTA Performing Loan Index.

	Start date	With maximum sales charge	Without sales charge	Index
Class B5	1-2-08	13,031	13,031	14,489
Class C5	1-2-08	13,081	13,081	14,489
Class I3	1-2-08	14,111	14,111	14,489
Class R6[3,4]	1-2-08	14,142	14,142	14,489
Class 1[3]	1-2-08	14,180	14,180	14,489
Class NAV[3]	1-2-08	14,235	14,235	14,489

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 3.0% to 2.5%, which became effective on 2-3-14.

S&P/LSTA Performing Loan Index is a subset of the S&P/LSTA Leveraged Loan Index tracking returns in the leveraged loan market and capturing a broad cross-section of the U.S. leveraged loan market, including dollar-denominated, U.S.-syndicated loans to overseas issuers and excluding those in default.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	Unsubsidized yields reflect what the yields would have been without the effect of reimbursements and waivers.
2	From 1-2-08.
3	For certain types of investors, as described in the fund's prospectuses.
4	Class R6 shares were first offered on 9-1-11. The returns prior to this date are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class R6 shares.
5	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015.

	Beginning Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$989.80	$5.62	1.14%
Class B	1,000.00	986.20	9.21	1.87%
Class C	1,000.00	985.50	9.01	1.83%
Class I	1,000.00	990.20	4.05	0.82%
Class R6	1,000.00	991.90	3.51	0.71%
Class 1	1,000.00	991.70	3.65	0.74%
Class NAV	1,000.00	992.00	3.46	0.70%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Beginning Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.10	$5.71	1.14%
Class B	1,000.00	1,015.50	9.35	1.87%
Class C	1,000.00	1,015.70	9.15	1.83%
Class I	1,000.00	1,020.70	4.11	0.82%
Class R6	1,000.00	1,021.30	3.56	0.71%
Class 1	1,000.00	1,021.10	3.71	0.74%
Class NAV	1,000.00	1,021.30	3.51	0.70%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

Fund's investments

As of 2-28-15 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Term loans (M) 86.8%				$2,832,529,106
(Cost $2,933,530,872)
Consumer discretionary 29.0%				944,674,011
Auto components 0.9%
CS Intermediate Holdco 2 LLC	4.000	04-04-21	12,065,235	11,986,811
INA Beteiligungsgesellschaft MBH	4.250	05-15-20	17,955,000	18,070,433
Automobiles 0.4%
Chrysler Group LLC	3.500	05-24-17	2,310,304	2,305,106
FCA US LLC	3.250	12-31-18	9,587,550	9,561,174
Diversified consumer services 2.8%
BakerCorp International, Inc.	4.250	02-14-20	19,520,206	18,178,192
Laureate Education, Inc.	5.000	06-15-18	31,974,779	29,976,356
Monitronics International, Inc.	4.250	03-23-18	14,907,314	14,907,314
SRS Distribution, Inc.	4.750	09-02-19	8,154,750	8,086,796
The ServiceMaster Company LLC	4.250	07-01-21	21,785,400	21,764,987
Hotels, restaurants and leisure 8.7%
Aristocrat Leisure, Ltd.	4.750	10-20-21	24,980,000	24,943,579
Boyd Gaming Corp.	4.000	08-14-20	6,016,033	6,003,141
Caesars Entertainment Resort Properties LLC	7.000	10-11-20	17,859,600	17,189,865
Caesars Growth Properties Holdings LLC	6.250	05-08-21	14,387,700	12,948,930
CCM Merger, Inc.	4.500	08-08-21	20,802,528	20,841,533
CityCenter Holdings LLC	4.250	10-16-20	18,617,355	18,609,592
Equinox Holdings, Inc.	5.000	01-31-20	19,153,908	19,201,793
Equinox Holdings, Inc.	9.750	07-31-20	8,520,000	8,653,125
Fitness International LLC	5.500	07-01-20	18,934,850	17,988,108
Four Seasons Holdings, Inc.	3.500	06-27-20	9,839,791	9,790,592
Hilton Worldwide Finance LLC	3.500	10-26-20	20,623,576	20,588,124
Landry's, Inc.	4.000	04-24-18	18,748,707	18,753,394
MGM Resorts International	3.500	12-20-19	14,736,503	14,673,872
Mohegan Tribal Gaming Authority	5.500	11-19-19	20,681,470	20,345,396
Norwegian Cruise Line Holdings, Ltd.	4.000	10-30-21	5,470,000	5,490,513
QCE LLC, PIK (15.00% until 12-31-15, then 10% cash thereafter)	15.000	07-01-19	6,649,434	1,662,358
Restaurant Brands International, Inc.	4.500	12-12-21	24,110,000	24,197,061
Station Casinos LLC	4.250	03-02-20	10,324,409	10,300,446
World Endurance Holdings	5.250	06-26-21	11,114,773	11,059,200
Household durables 0.5%
Libbey Glass, Inc.	3.750	04-09-21	5,731,200	5,695,380
Polarpak, Inc.	4.500	06-05-20	4,149,961	4,108,462
WNA Holdings, Inc.	4.500	06-07-20	1,901,060	1,882,049
WNA Holdings, Inc.	8.500	12-07-20	5,490,000	5,270,400

12SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Leisure products 0.6%
Eastman Kodak Company	7.250	09-03-19	9,510,947	$9,518,869
Eastman Kodak Company	10.750	09-03-20	8,690,000	8,704,486
Media 8.5%
Advantage Sales & Marketing, Inc.	4.250	07-23-21	12,524,850	12,453,283
Advantage Sales & Marketing, Inc.	7.500	07-25-22	2,390,000	2,370,880
Altice Financing SA (T)	TBD	02-04-22	8,450,000	8,505,457
AP NMT Acquisition BV	10.000	08-13-22	7,600,000	7,220,000
CCO Safari LLC	4.250	09-12-21	7,590,000	7,639,548
Checkout Holding Corp.	4.500	04-09-21	8,945,050	8,553,704
Crossmark Holdings, Inc.	4.500	12-20-19	9,093,271	8,873,514
CSC Holdings LLC	2.672	04-17-20	10,886,772	10,825,533
iHeartCommunications, Inc.	6.922	01-30-19	17,500,000	16,743,125
Interactive Data Corp.	4.750	05-02-21	15,586,575	15,630,420
McGraw-Hill Global Education Holdings LLC	5.750	03-22-19	14,559,141	14,604,638
MGOC, Inc.	4.250	07-31-20	7,336,614	7,358,015
NEP Broadcasting LLC	4.250	01-22-20	26,359,240	25,206,023
Numericable US LLC	4.500	05-21-20	20,136,200	20,169,767
RentPath, Inc.	6.250	12-17-21	8,000,000	7,866,664
TWCC Holding Corp.	3.500	02-13-17	10,204,225	10,087,601
Univision Communications, Inc.	4.000	03-01-20	40,848,760	40,726,101
UPC Financing Partnership	3.250	06-30-21	12,591,186	12,475,762
Virgin Media Investment Holdings, Ltd.	3.500	06-07-20	22,515,000	22,458,713
Visant Corp.	7.000	09-23-21	7,141,641	7,121,559
William Morris Endeavor Entertainment LLC	5.250	05-06-21	10,191,269	10,127,573
Multiline retail 0.9%
Dollar Tree, Inc. (T)	TBD	01-26-22	24,630,000	24,801,523
Neiman Marcus Group, Ltd. LLC	4.250	10-25-20	3,482,412	3,453,393
Specialty retail 5.5%
Allflex Holdings III, Inc.	4.250	07-17-20	7,356,676	7,319,892
Allflex Holdings III, Inc.	8.000	07-19-21	14,480,000	14,313,480
Bass Pro Group LLC	3.750	11-20-19	4,920,555	4,895,953
CWGS Group LLC	5.750	02-20-20	31,992,731	32,032,722
J Crew Group, Inc.	4.000	03-05-21	21,192,999	19,947,911
Michaels Stores, Inc.	3.750	01-28-20	15,433,092	15,317,344
Michaels Stores, Inc.	4.000	01-28-20	2,772,070	2,759,077
Party City Holdings, Inc.	4.000	07-27-19	29,048,597	28,830,732
Petco Animal Supplies, Inc.	4.000	11-24-17	10,678,203	10,630,151
PetSmart, Inc. (T)	TBD	02-18-22	21,560,000	21,703,741
The Gymboree Corp.	5.000	02-23-18	17,844,771	12,527,030
Toms Shoes LLC	6.500	10-28-20	9,360,000	8,611,200
Textiles, apparel and luxury goods 0.2%
Kate Spade & Company	4.000	04-09-21	7,323,200	7,254,545

SEE NOTES TO FINANCIAL STATEMENTS13

	Rate (%)	Maturity date	Par value^	Value
Consumer staples 6.1%				$198,321,284
Food and staples retailing 2.6%
AdvancePierre Foods, Inc.	5.750	07-10-17	5,378,751	5,375,389
AdvancePierre Foods, Inc.	9.500	10-10-17	18,180,000	17,998,200
Aramark Services, Inc.	1.836	07-26-16	340,114	336,712
Aramark Services, Inc.	3.250	02-24-21	13,532,430	13,452,088
CSM Bakery Solutions LLC	5.000	07-03-20	22,382,185	22,144,374
CSM Bakery Solutions LLC	8.750	07-03-21	17,670,000	16,742,325
Hearthside Group Holdings LLC	4.500	06-02-21	7,658,981	7,630,260
Food products 2.4%
Big Heart Pet Brands	3.500	03-08-20	13,919,583	13,888,264
Candy Intermediate Holdings, Inc.	7.500	06-18-18	22,350,050	22,182,425
Dole Food Company, Inc.	4.500	11-01-18	10,446,057	10,398,183
HJ Heinz Company	3.250	06-07-19	1,133,686	1,133,333
HJ Heinz Company	3.500	06-05-20	5,269,211	5,273,601
Old HB, Inc.	6.750	04-09-20	11,469,422	11,684,474
Shearer's Foods LLC	4.500	06-30-21	5,895,225	5,862,064
Shearer's Foods LLC	7.750	06-30-22	6,860,000	6,757,100
Household products 1.1%
Anchor Hocking LLC	5.625	05-21-20	17,371,405	8,685,702
The Sun Products Corp.	5.500	03-23-20	29,590,530	28,776,790
Energy 8.7%				284,967,043
Energy equipment and services 2.2%
Expro Finservices Sarl	5.750	09-02-21	27,491,100	23,390,335
KCA DEUTAG Alpha, Ltd.	6.250	05-13-20	20,138,800	15,204,794
Pacific Drilling SA	4.500	06-03-18	20,278,743	16,101,322
Paragon Offshore Finance Company	3.750	07-18-21	16,081,695	11,846,854
Seventy Seven Operating LLC	3.750	06-25-21	4,736,200	4,286,261
Oil, gas and consumable fuels 6.5%
Alpha Natural Resources, Inc.	3.500	05-22-20	33,013,594	23,377,752
Arch Coal, Inc.	6.250	05-16-18	17,061,689	13,606,697
Bowie Resource Holdings LLC	6.750	08-14-20	19,216,344	18,543,772
Bowie Resource Holdings LLC	11.750	02-16-21	4,095,000	3,910,725
EP Energy LLC	3.500	05-24-18	11,666,667	11,229,167
Foresight Energy LLC	5.500	08-19-20	11,398,350	10,828,433
FTS International, Inc.	5.750	04-16-21	4,787,273	3,813,862
HFOTCO LLC	4.250	08-19-21	16,927,575	16,335,110
Magnum Hunter Resources Corp.	8.500	10-22-19	9,829,365	9,731,071
Murray Energy Corp.	5.250	12-05-19	17,623,729	16,768,978
Oxbow Carbon & Minerals LLC	8.000	01-17-20	9,010,000	7,208,000
Panda Temple Power II LLC	7.250	04-03-19	6,500,970	6,370,951
Quicksilver Resources, Inc.	7.000	06-21-19	25,757,929	16,742,654
RGL Reservoir Operations, Inc.	6.000	08-14-21	10,733,100	8,076,658
Samson Investment Company	5.000	09-25-18	23,550,000	14,851,219

14SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Southcross Energy Partners LP	5.250	08-04-21	2,682,335	$2,601,865
TPF II Power LLC	5.500	10-02-21	22,290,000	22,429,313
Westmoreland Coal Company	7.500	12-16-20	7,750,000	7,711,250
Financials 5.2%				168,481,807
Banks 0.6%
Flying Fortress, Inc.	3.500	06-30-17	17,309,166	17,309,166
Capital markets 2.3%
BATS Global Markets Holdings, Inc. (T)	TBD	02-19-20	3,590,000	3,594,488
BATS Global Markets Holdings, Inc.	5.000	01-31-20	1,313,295	1,306,181
CEC Entertainment, Inc.	4.000	02-14-21	17,865,603	17,603,210
Gardner Denver, Inc.	4.250	07-30-20	15,202,876	14,594,761
Gimv NV	4.250	05-08-20	9,839,534	9,765,738
La Quinta Intermediate Holdings LLC	4.000	04-14-21	13,456,354	13,431,123
MediArena Acquisition BV	6.750	08-13-21	13,017,375	12,903,473
Consumer finance 0.4%
The Brickman Group, Ltd. LLC	4.000	12-18-20	13,900,355	13,770,998
Diversified financial services 0.6%
Delos Finance Sarl	3.500	03-06-21	11,770,000	11,772,448
PGX Holdings, Inc.	6.250	09-29-20	2,291,875	2,291,875
Terra-Gen Finance Company LLC	5.250	12-09-21	6,460,000	6,379,250
Real estate investment trusts 0.5%
Lineage Logistics LLC	4.500	04-07-21	16,942,451	16,794,204
Real estate management and development 0.8%
Realogy Group LLC	2.209	10-10-16	1,015,746	997,970
Realogy Group LLC	3.750	03-05-20	25,986,412	25,966,922
Health care 8.0%				261,651,451
Biotechnology 0.6%
Alvogen Pharma US, Inc.	7.000	05-23-18	17,871,530	18,027,906
Health care equipment and supplies 0.8%
ConvaTec, Inc.	4.000	12-22-16	12,002,273	12,032,279
Curo Health Services LLC (T)	TBD	02-02-22	15,670,000	15,604,703
Health care providers and services 3.8%
Acadia Healthcare Company, Inc.	4.250	02-11-22	7,190,000	7,225,950
Amsurg Corp.	3.750	07-16-21	8,379,797	8,386,342
Catalent Pharma Solutions, Inc.	4.250	05-20-21	11,689,945	11,710,823
DaVita HealthCare Partners, Inc.	3.500	06-24-21	7,353,374	7,365,191
Envision Healthcare Corp.	4.000	05-25-18	22,014,911	21,987,393
MPH Acquisition Holdings LLC	3.750	03-31-21	19,091,266	18,941,266
Physiotherapy Associates Holdings, Inc.	11.000	01-02-17	11,823,774	11,720,316
Radnet Management, Inc.	4.266	10-10-18	17,263,560	17,234,782

SEE NOTES TO FINANCIAL STATEMENTS15

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
Radnet Management, Inc.	8.000	03-25-21	20,030,000	$19,629,400
Pharmaceuticals 2.8%
Akorn, Inc.	4.500	04-16-21	17,905,125	18,017,032
JLL/Delta Dutch Newco BV	4.250	03-11-21	26,228,761	25,966,473
Par Pharmaceutical Companies, Inc.	4.000	09-30-19	20,642,981	20,587,678
Par Pharmaceutical Companies, Inc.	4.250	09-30-19	3,970,000	3,967,519
Pharmaceutical Product Development, Inc.	4.000	12-05-18	18,293,558	18,244,550
Salix Pharmaceuticals, Ltd.	4.250	01-02-20	5,007,792	5,001,848
Industrials 12.2%				398,741,133
Aerospace and defense 1.7%
Accudyne Industries Borrower SCA	4.000	12-13-19	7,903,569	7,592,366
B/E Aerospace, Inc.	4.000	12-16-21	7,240,000	7,259,910
DAE Aviation Holdings, Inc.	7.750	08-05-19	9,660,000	9,515,100
WP CPP Holdings LLC	4.750	12-28-19	19,322,070	19,264,104
WP CPP Holdings LLC	8.750	04-30-21	11,130,000	10,851,750
Air freight and logistics 0.8%
Syncreon Group BV	5.250	10-28-20	26,043,386	25,587,626
Airlines 2.0%
American Airlines, Inc.	3.750	06-27-19	24,649,466	24,587,842
Delta Air Lines, Inc.	3.250	04-20-17	18,229,579	18,215,342
United Airlines, Inc.	3.500	04-01-19	6,209,549	6,162,977
US Airways, Inc.	3.500	05-23-19	17,359,940	17,251,440
Building products 0.7%
GYP Holdings III Corp.	4.750	04-01-21	14,144,328	13,808,400
PGT, Inc.	5.250	09-22-21	8,139,600	8,149,775
Commercial services and supplies 1.5%
Access CIG LLC	6.003	10-18-21	5,590,000	5,557,394
ADS Waste Holdings, Inc.	3.750	10-09-19	13,014,864	12,868,447
Language Line LLC	6.250	06-20-16	9,606,449	9,538,406
Nord Anglia Education, Inc. (T)	TBD	03-31-21	4,440,000	4,417,800
Waste Industries USA, Inc. (T)	TBD	02-20-20	15,000,000	15,025,005
Electrical equipment 0.7%
Generac Power Systems, Inc.	3.250	05-31-20	19,636,686	19,456,676
Southwire Company	3.250	02-10-21	3,082,247	3,010,329
Machinery 2.2%
CPM Holdings, Inc.	6.250	08-29-17	6,800,860	6,775,357
CPM Holdings, Inc.	10.250	03-01-18	250,000	248,750
Gates Global LLC	4.250	07-05-21	10,523,625	10,449,960
Intelligrated, Inc.	4.503	07-30-18	12,214,535	12,026,224
Mirror BidCo Corp.	4.250	12-28-19	21,472,610	21,293,679
Phibro Animal Health Corp.	4.000	04-16-21	16,456,962	16,333,535

16SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Machinery (continued)
Xerium Technologies, Inc.	6.250	05-17-19	4,400,145	$4,400,145
Professional services 0.2%
TransUnion LLC	4.000	04-09-21	7,900,300	7,865,736
Road and rail 0.5%
The Hertz Corp.	3.500	03-11-18	17,348,716	17,247,521
Trading companies and distributors 0.6%
American Builders & Contractors Supply Company, Inc.	3.500	04-16-20	20,788,276	20,621,969
Transportation infrastructure 1.3%
Atlantic Aviation FBO, Inc.	3.250	06-01-20	7,773,421	7,669,778
Commercial Barge Line Company	7.500	09-23-19	23,228,762	23,170,690
Commercial Barge Line Company	10.750	03-22-20	12,580,000	12,517,100
Information technology 3.9%				128,370,301
Communications equipment 0.2%
Zebra Technologies Corp.	4.750	10-27-21	5,990,000	6,046,905
Electronic equipment, instruments and components 0.2%
Ellucian, Inc.	4.000	07-19-18	7,601,969	7,590,095
Internet software and services 0.1%
Ipreo Holdings LLC	4.250	08-06-21	4,628,400	4,605,258
Software 2.5%
Activision Blizzard, Inc.	3.250	10-12-20	7,656,694	7,666,265
First Data Corp.	3.672	03-24-18	19,705,507	19,664,460
First Data Corp.	3.672	09-24-18	8,500,000	8,483,000
First Data Corp.	4.172	03-24-21	2,840,000	2,844,260
Infor US, Inc.	3.750	06-03-20	4,765,168	4,720,495
Kronos, Inc.	4.500	10-30-19	15,024,060	15,033,450
Kronos, Inc.	9.750	04-30-20	21,117,439	21,574,991
SunGard Data Systems, Inc.	4.000	03-08-20	1,671,511	1,673,601
Technology hardware, storage and peripherals 0.9%
CompuCom Systems, Inc.	4.250	05-11-20	30,775,698	28,467,521
Materials 5.9%				191,720,194
Chemicals 0.5%
Eco Services Operations LLC	4.750	12-04-21	3,860,000	3,860,000
Minerals Technologies, Inc.	4.000	05-07-21	13,662,900	13,714,136
Construction materials 0.0%
Roofing Supply Group LLC	5.000	05-31-19	7,962	7,776
Containers and packaging 2.4%
Anchor Glass Container Corp.	4.250	06-30-21	6,817,761	6,810,943
BWAY Holding Company	5.500	08-14-20	24,245,569	24,321,336
Consolidated Container Company LLC	5.000	07-03-19	9,530,625	9,340,013
Consolidated Container Company LLC	7.750	01-03-20	7,400,000	6,808,000

SEE NOTES TO FINANCIAL STATEMENTS17

	Rate (%)	Maturity date	Par value^	Value
Materials (continued)
Containers and packaging (continued)
Hilex Poly Company LLC	6.000	12-05-21	12,860,000	$12,892,150
Hilex Poly Company LLC	9.750	05-22-22	10,190,000	9,884,300
Printpack Holdings, Inc.	6.000	05-28-20	7,571,950	7,524,625
Metals and mining 1.6%
Atlas Iron, Ltd.	8.750	12-10-17	19,363,618	11,618,171
Essar Steel Algoma, Inc.	7.500	08-09-19	8,034,863	7,783,773
Fairmount Santrol, Ltd.	4.500	09-05-19	1,687,669	1,489,368
FMG Resources August 2006 Pty, Ltd.	3.750	06-30-19	33,236,636	30,764,662
Paper and forest products 1.4%
Coveris Holdings SA	5.250	05-08-19	6,824,940	6,839,157
NewPage Corp.	9.500	02-11-21	32,189,320	31,054,646
Wausau Paper Corp.	6.500	07-30-20	7,024,700	7,007,138
Telecommunication services 2.2%				72,558,701
Diversified telecommunication services 1.4%
Intelsat Jackson Holdings SA	3.750	06-30-19	18,632,723	18,483,662
Level 3 Financing, Inc.	4.000	01-15-20	8,050,000	8,043,294
Syniverse Holdings, Inc.	4.000	04-23-19	4,009,415	3,929,226
Telesat Canada	3.500	03-28-19	12,634,813	12,608,495
Windstream Corp.	3.500	01-23-20	3,103,479	3,087,961
Wireless telecommunication services 0.8%
Ziggo BV	3.500	01-15-22	26,658,357	26,406,063
Utilities 5.6%				183,043,181
Electric utilities 3.3%
Chief Power Finance LLC	5.750	12-31-20	16,500,000	16,541,250
Energy Future Intermediate Holding Company LLC	4.250	06-19-16	14,180,204	14,242,242
ExGen Texas Power LLC	5.750	09-16-21	17,640,861	17,640,861
Green Energy Partners	6.500	11-13-21	4,430,000	4,465,994
La Frontera Generation LLC	4.500	09-30-20	9,299,040	9,260,291
Moxie Patriot LLC	6.750	12-19-20	9,090,000	9,078,638
Star West Generation LLC	4.250	03-13-20	15,116,554	15,003,180
Texas Competitive Electric Holdings Company LLC (H)	4.662	10-10-17	32,644,306	20,547,959
Independent power and renewable electricity producers 2.3%
Atlantic Power LP	4.750	02-24-21	8,985,767	9,008,231
EFS Cogen Holdings I LLC	3.750	12-17-20	7,346,653	7,282,370
Empire Generating Company LLC	5.250	03-12-21	18,281,652	18,235,948
Empire Generating Company LLC	5.250	03-12-21	1,285,102	1,281,890
Equipower Resources Holdings LLC	4.250	12-21-18	21,167,058	21,074,452
Equipower Resources Holdings LLC	4.250	12-31-19	1,543,569	1,536,334
NRG Energy, Inc.	2.750	07-02-18	590,203	588,635
STS Operating, Inc.	4.753	02-12-21	7,860,600	7,703,388
Windsor Financing LLC	6.250	12-05-17	9,551,518	9,551,518

18SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 10.8%				$354,085,887
(Cost $374,261,109)
Consumer discretionary 1.6%				50,334,224
Auto components 0.2%
Schaeffler Holding Finance BV, PIK (S)	6.750	11-15-22	5,960,000	6,526,200
Hotels, restaurants and leisure 0.2%
Caesars Entertainment Resort Properties LLC (S)	8.000	10-01-20	1,980,000	1,994,850
Caesars Entertainment Resort Properties LLC (S)	11.000	10-01-21	3,600,000	3,195,000
Media 1.2%
Altice Financing SA (S)	6.625	02-15-23	4,260,000	4,435,725
DISH DBS Corp.	5.000	03-15-23	8,249,000	7,934,515
DISH DBS Corp.	5.875	07-15-22	2,831,000	2,859,310
DISH DBS Corp.	5.875	11-15-24	6,760,000	6,726,200
Numericable Group SA (S)	6.250	05-15-24	1,300,000	1,334,450
Univision Communications, Inc. (S)	6.750	09-15-22	12,191,000	13,242,474
Virgin Media Finance PLC (S)	6.000	10-15-24	1,940,000	2,085,500
Consumer staples 0.9%				29,546,319
Food and staples retailing 0.3%
Beverages & More, Inc. (S)	10.000	11-15-18	2,470,000	2,321,800
Simmons Foods, Inc. (S)	7.875	10-01-21	5,890,000	5,890,000
Household products 0.2%
Reynolds Group Issuer, Inc.	5.750	10-15-20	6,645,000	6,902,494
Tobacco 0.4%
Alliance One International, Inc.	9.875	07-15-21	17,130,000	14,432,025
Energy 2.6%				84,757,608
Energy equipment and services 0.9%
Atwood Oceanics, Inc.	6.500	02-01-20	5,460,000	5,241,600
Hercules Offshore, Inc. (S)	6.750	04-01-22	9,410,000	2,752,425
Hercules Offshore, Inc. (S)	7.500	10-01-21	3,010,000	880,425
Parker Drilling Company	6.750	07-15-22	1,780,000	1,459,600
Teine Energy, Ltd. (S)	6.875	09-30-22	16,140,000	14,364,600
TerraForm Power Operating LLC (S)	5.875	02-01-23	4,240,000	4,408,752
Oil, gas and consumable fuels 1.7%
California Resources Corp. (S)	5.000	01-15-20	10,000,000	9,250,000
California Resources Corp. (S)	5.500	09-15-21	1,940,000	1,770,250
California Resources Corp. (S)	6.000	11-15-24	4,380,000	3,895,463
Crestwood Midstream Partners LP	6.000	12-15-20	1,884,000	1,888,710
Crestwood Midstream Partners LP	6.125	03-01-22	1,580,000	1,587,900
Gulfport Energy Corp. (S)	7.750	11-01-20	3,140,000	3,234,200
Magnum Hunter Resources Corp.	9.750	05-15-20	3,400,000	3,026,000
Murray Energy Corp. (S)	9.500	12-05-20	5,380,000	5,339,650
QEP Resources, Inc.	6.875	03-01-21	1,240,000	1,326,800

SEE NOTES TO FINANCIAL STATEMENTS19

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Rice Energy, Inc.	6.250	05-01-22	9,090,000	$8,862,750
Samson Investment Company	9.750	02-15-20	1,570,000	533,800
Sanchez Energy Corp.	6.125	01-15-23	11,989,000	10,999,908
Sanchez Energy Corp. (L)	7.750	06-15-21	2,590,000	2,583,525
Swift Energy Company	7.125	06-01-17	2,350,000	1,351,250
Financials 1.3%				41,527,529
Banks 0.2%
CIT Group, Inc.	5.000	08-15-22	1,960,000	2,083,735
CIT Group, Inc.	5.000	08-01-23	3,200,000	3,376,000
Consumer finance 0.4%
Navient Corp.	5.000	10-26-20	3,970,000	4,029,550
Navient Corp.	8.000	03-25-20	8,180,000	9,519,475
Diversified financial services 0.3%
Globe Luxembourg SCA (S)	9.625	05-01-18	11,740,000	9,927,344
Real estate management and development 0.4%
CTR Partnership LP	5.875	06-01-21	2,100,000	2,142,000
The Howard Hughes Corp. (S)	6.875	10-01-21	9,940,000	10,449,425
Health care 0.5%				17,393,748
Health care equipment and supplies 0.3%
DJO Finance LLC	9.750	10-15-17	2,661,000	2,727,525
Universal Hospital Services, Inc.	7.625	08-15-20	8,209,000	6,998,173
Health care providers and services 0.2%
Fresenius Medical Care US Finance II, Inc. (S)	4.750	10-15-24	3,120,000	3,315,000
Fresenius Medical Care US Finance II, Inc. (S)	5.625	07-31-19	1,420,000	1,551,350
Fresenius Medical Care US Finance, Inc. (S)	5.750	02-15-21	1,080,000	1,196,100
Fresenius Medical Care US Finance, Inc. (S)	6.500	09-15-18	1,440,000	1,605,600
Industrials 1.3%				43,409,950
Building products 0.0%
Griffon Corp.	5.250	03-01-22	1,410,000	1,388,850
Commercial services and supplies 0.1%
West Corp. (S)	5.375	07-15-22	2,900,000	2,820,250
Marine 0.8%
Horizon Lines LLC	11.000	10-15-16	15,835,000	15,914,175
Navios Maritime Acquisition Corp. (S)	8.125	11-15-21	9,550,000	9,550,000
Trading companies and distributors 0.2%
United Rentals North America, Inc.	5.750	11-15-24	5,050,000	5,350,425
United Rentals North America, Inc.	7.375	05-15-20	1,000,000	1,085,000
Transportation infrastructure 0.2%
Florida East Coast Holdings Corp. (S)	6.750	05-01-19	7,080,000	7,301,250

20SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 0.3%				$10,452,586
Software 0.3%
First Data Corp. (S)	6.750	11-01-20	5,591,000	5,996,348
First Data Corp. (S)	8.250	01-15-21	4,155,000	4,456,238
Materials 1.4%				45,571,119
Containers and packaging 1.1%
Ardagh Packaging Finance PLC (P)(S)	3.240	12-15-19	23,120,000	22,715,400
Ardagh Packaging Finance PLC (S)	7.000	11-15-20	4,614,528	4,579,919
BWAY Holding Company (S)	9.125	08-15-21	8,100,000	8,424,000
Metals and mining 0.3%
Midwest Vanadium Pty, Ltd. (H)(S)	11.500	02-15-18	6,080,000	334,400
Ryerson, Inc.	9.000	10-15-17	6,800,000	6,953,000
St. Barbara, Ltd. (S)	8.875	04-15-18	2,880,000	2,505,600
Paper and forest products 0.0%
Verso Paper Holdings LLC	11.750	01-15-19	60,000	58,800
Telecommunication services 0.8%				27,349,832
Diversified telecommunication services 0.1%
T-Mobile USA, Inc.	6.464	04-28-19	820,000	851,775
Telecom Italia SpA (S)	5.303	05-30-24	2,986,000	3,150,857
Wireless telecommunication services 0.7%
Sprint Capital Corp.	8.750	03-15-32	100,000	105,625
Sprint Corp.	7.875	09-15-23	22,510,000	23,241,575
Utilities 0.1%				3,742,972
Electric utilities 0.0%
Miran Mid-Atlantic Series C Pass Through Trust	10.060	12-30-28	1,471,185	1,610,947
Independent power and renewable electricity producers 0.1%
NRG REMA LLC	9.681	07-02-26	1,965,000	2,132,025
Convertible bonds 0.1%				$2,522,338
(Cost $3,408,565)
Materials 0.1%				2,522,338
Metals and mining 0.1%
Mirabela Nickel, Ltd., PIK (S)	9.500	06-24-19	3,408,565	2,522,338
			Shares	Value
Common stocks 0.2%				$6,716,937
(Cost $2,547,875)
Consumer discretionary 0.0%				1,204,428
Hotels, restaurants and leisure 0.0%
Tropicana Entertainment, Inc. (I)			72,338	1,204,428

SEE NOTES TO FINANCIAL STATEMENTS21

		Shares	Value
Materials 0.2%			$5,512,509
Chemicals 0.2%
LyondellBasell Industries NV, Class A		61,709	5,301,420
Metals and mining 0.0%
Mirabela Nickel, Ltd. (I)		3,194,905	211,089
Preferred securities 0.6%			$19,415,751
(Cost $18,911,689)
Financials 0.6%			19,415,751
Diversified financial services 0.6%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)		745,899	19,415,751
	Yield (%)	Shares	Value
Securities lending collateral 0.1%			$2,423,909
(Cost $2,423,933)
John Hancock Collateral Trust (W)	0.0869(Y)	242,265	2,423,909
Short-term investments 1.9%			$61,543,315
(Cost $61,543,315)
Money market funds 1.3%			40,938,556
State Street Institutional Liquid Reserves Fund	0.0876(Y)	40,938,556	40,938,556
		Par value	Value
Repurchase agreement 0.6%			20,604,759
Repurchase Agreement with State Street Corp. dated 2-27-15 at 0.000% to be repurchased at $20,604,759 on 3-2-15, collateralized by $21,085,000 Federal Home Loan Mortgage Corp., 2.080% due 10-17-22 (valued at $20,861,499, including interest)		20,604,759	$20,604,759
Total investments (Cost $3,396,627,358)† 100.5%			$3,279,237,243
Other assets and liabilities, net (0.5%)			($16,361,022)
Total net assets 100.0%			$3,262,876,221

22SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Security Abbreviations and Legend
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBD	To Be Determined
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-15.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-15.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $3,399,625,916. Net unrealized depreciation aggregated $120,388,673, of which $25,881,984 related to appreciated investment securities and $146,270,657 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS23

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

Assets
Investments in unaffiliated issuers, at value (Cost $3,394,203,425) including ($2,336,828) of securities loaned	$3,276,813,334
Investments in affiliated issuers, at value (Cost $2,423,933)	2,423,909
Total investments, at value (Cost $3,396,627,358)	3,279,237,243
Cash	480
Receivable for investments sold	83,789,444
Receivable for fund shares sold	1,730,195
Dividends and interest receivable	27,750,006
Receivable for securities lending income	2,371
Receivable due from advisor	1,285
Other receivables and prepaid expenses	83,652
Total assets	3,392,594,676
Liabilities
Payable for investments purchased	109,559,160
Payable for fund shares repurchased	16,928,901
Payable upon return of securities loaned	2,424,240
Distributions payable	260,519
Payable to affiliates
Accounting and legal services fees	61,908
Transfer agent fees	182,496
Trustees' fees	1,779
Other liabilities and accrued expenses	299,452
Total liabilities	129,718,455
Net assets	$3,262,876,221
Net assets consist of
Paid-in capital	$3,394,405,593
Accumulated distributions in excess of net investment income	(1,499,719)
Accumulated net realized gain (loss) on investments	(12,639,538)
Net unrealized appreciation (depreciation) on investments	(117,390,115)
Net assets	$3,262,876,221

24SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($348,940,673 ÷ 38,741,642 shares)[1]	$9.01
Class B ($26,887,362 ÷ 2,984,134 shares)[1]	$9.01
Class C ($214,444,521 ÷ 23,709,181 shares)[1]	$9.04
Class I ($278,758,863 ÷ 30,960,227 shares)	$9.00
Class R6 ($23,744,026 ÷ 2,636,121 shares)	$9.01
Class 1 ($28,108,674 ÷ 3,124,436 shares)	$9.00
Class NAV ($2,341,992,102 ÷ 260,017,889 shares)	$9.01
Maximum offering price per share
Class A (net asset value per share ÷ 97.5%)[2]	$9.24

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS25

STATEMENT OF OPERATIONS   For the six months ended 2-28-15 (unaudited)

Investment income
Interest	$97,919,579
Dividends	843,947
Securities lending	7,223
Total investment income	98,770,749
Expenses
Investment management fees	11,618,639
Distribution and service fees	1,940,448
Accounting and legal services fees	200,553
Transfer agent fees	635,295
Trustees' fees	26,318
State registration fees	90,895
Printing and postage	46,198
Professional fees	57,423
Custodian fees	212,770
Registration and filing fees	15,962
Expense recapture	3,839
Other	25,094
Total expenses	14,873,434
Less expense reductions	(179,668)
Net expenses	14,693,766
Net investment income	84,076,983
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(10,719,188)
Investments in affiliated issuers	(311)
(10,719,499)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(110,837,926)
Investments in affiliated issuers	(171)
(110,838,097)
Net realized and unrealized loss	(121,557,596)
Decrease in net assets from operations	($37,480,613)

26SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$84,076,983	$166,544,491
Net realized gain (loss)	(10,719,499)	15,748,436
Change in net unrealized appreciation (depreciation)	(110,838,097)	(15,578,771)
Increase (decrease) in net assets resulting from operations	(37,480,613)	166,714,156
Distributions to shareholders
From net investment income
Class A	(10,029,852)	(22,150,984)
Class B	(622,623)	(1,087,151)
Class C	(5,229,472)	(9,221,911)
Class I	(10,500,504)	(19,814,733)
Class R6	(621,268)	(982,418)
Class 1	(757,338)	(1,034,439)
Class NAV	(65,168,926)	(106,844,689)
From net realized gain
Class A	(961,808)	(1,485,668)
Class B	(70,813)	(89,739)
Class C	(585,097)	(721,119)
Class I	(938,033)	(1,213,528)
Class R6	(56,734)	(58,794)
Class 1	(70,501)	(55,249)
Class NAV	(5,913,188)	(5,968,746)
Total distributions	(101,526,157)	(170,729,168)
From fund share transactions	(425,015,652)	376,763,645
Total increase (decrease)	(564,022,422)	372,748,633
Net assets
Beginning of period	3,826,898,643	3,454,150,010
End of period	$3,262,876,221	$3,826,898,643
Undistributed (accumulated distributions in excess of) net investment income	($1,499,719)	$7,353,281

SEE NOTES TO FINANCIAL STATEMENTS27

Financial highlights

Class A Shares Period ended	2-28-15 [1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10
Per share operating performance
Net asset value, beginning of period	$9.36	$9.37	$9.41	$9.05	$9.43	$9.13
Net investment income[2]	0.21	0.39	0.43	0.45	0.44	0.52
Net realized and unrealized gain (loss) on investments	(0.31)	—	0.03	0.48	(0.08)	0.33
Total from investment operations	(0.10)	0.39	0.46	0.93	0.36	0.85
Less distributions
From net investment income	(0.23)	(0.38)	(0.42)	(0.45)	(0.48)	(0.55)
From net realized gain	(0.02)	(0.02)	(0.08)	(0.12)	(0.26)	—
Total distributions	(0.25)	(0.40)	(0.50)	(0.57)	(0.74)	(0.55)
Net asset value, end of period	$9.01	$9.36	$9.37	$9.41	$9.05	$9.43
Total return (%)[3,4]	(1.02)[5]	4.24	5.02	10.52	3.66	9.47
Ratios and supplemental data
Net assets, end of period (in millions)	$349	$467	$518	$354	$414	$267
Ratios (as a percentage of average net assets):
Expenses before reductions	1.15 [6]	1.19	1.21	1.25	1.21	1.21
Expenses including reductions	1.14 [6]	1.18	1.20	1.20	1.20	1.20
Net investment income	4.56 [6]	4.14	4.54	4.86	4.64	5.58
Portfolio turnover (%)	19	52	65	59	80	57

1	Six months ended 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.

28SEE NOTES TO FINANCIAL STATEMENTS

Class B Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10
Per share operating performance
Net asset value, beginning of period	$9.36		$9.37	$9.41	$9.05	$9.42	$9.13
Net investment income[2]	0.17		0.32	0.36	0.38	0.37	0.45
Net realized and unrealized gain (loss) on investments	(0.30)		—	0.03	0.48	(0.07)	0.32
Total from investment operations	(0.13)		0.32	0.39	0.86	0.30	0.77
Less distributions
From net investment income	(0.20)		(0.31)	(0.35)	(0.38)	(0.41)	(0.48)
From net realized gain	(0.02)		(0.02)	(0.08)	(0.12)	(0.26)	—
Total distributions	(0.22)		(0.33)	(0.43)	(0.50)	(0.67)	(0.48)
Net asset value, end of period	$9.01		$9.36	$9.37	$9.41	$9.05	$9.42
Total return (%)[3,4]	(1.38	) [5]	3.44	4.23	9.70	2.99	8.52
Ratios and supplemental data
Net assets, end of period (in millions)	$27		$31	$34	$25	$21	$9
Ratios (as a percentage of average net assets):
Expenses before reductions	1.88	[6]	1.96	1.97	2.03	2.02	2.08
Expenses including reductions	1.87	[6]	1.95	1.95	1.95	1.95	1.95
Net investment income	3.84	[6]	3.39	3.80	4.10	3.85	4.77
Portfolio turnover (%)	19		52	65	59	80	57

1	Six months ended 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS29

Class C Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10
Per share operating performance
Net asset value, beginning of period	$9.40		$9.40	$9.45	$9.08	$9.46	$9.16
Net investment income[2]	0.18		0.33	0.36	0.38	0.37	0.45
Net realized and unrealized gain (loss) on investments	(0.32)		0.01	0.03	0.49	(0.08)	0.33
Total from investment operations	(0.14)		0.34	0.39	0.87	0.29	0.78
Less distributions
From net investment income	(0.20)		(0.32)	(0.36)	(0.38)	(0.41)	(0.48)
From net realized gain	(0.02)		(0.02)	(0.08)	(0.12)	(0.26)	—
Total distributions	(0.22)		(0.34)	(0.44)	(0.50)	(0.67)	(0.48)
Net asset value, end of period	$9.04		$9.40	$9.40	$9.45	$9.08	$9.46
Total return (%)[3,4]	(1.45	) [5]	3.66	4.18	9.80	2.92	8.65
Ratios and supplemental data
Net assets, end of period (in millions)	$214		$270	$251	$178	$186	$95
Ratios (as a percentage of average net assets):
Expenses before reductions	1.84	[6]	1.86	1.89	1.95	1.92	1.93
Expenses including reductions	1.83	[6]	1.85	1.89	1.95	1.92	1.93
Net investment income	3.87	[6]	3.47	3.85	4.11	3.90	4.77
Portfolio turnover (%)	19		52	65	59	80	57

1	Six months ended 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Does not reflect the effect of sales charges, if any.
5	Not annualized.
6	Annualized.

30SEE NOTES TO FINANCIAL STATEMENTS

Class I Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10
Per share operating performance
Net asset value, beginning of period	$9.36		$9.36	$9.40	$9.04	$9.42	$9.12
Net investment income[2]	0.22		0.42	0.46	0.48	0.47	0.56
Net realized and unrealized gain (loss) on investments	(0.31)		0.01	0.04	0.48	(0.07)	0.32
Total from investment operations	(0.09)		0.43	0.50	0.96	0.40	0.88
Less distributions
From net investment income	(0.25)		(0.41)	(0.46)	(0.48)	(0.52)	(0.58)
From net realized gain	(0.02)		(0.02)	(0.08)	(0.12)	(0.26)	—
Total distributions	(0.27)		(0.43)	(0.54)	(0.60)	(0.78)	(0.58)
Net asset value, end of period	$9.00		$9.36	$9.36	$9.40	$9.04	$9.42
Total return (%)[3]	(0.98	) [4]	4.72	5.41	10.91	4.08	9.88
Ratios and supplemental data
Net assets, end of period (in millions)	$279		$494	$376	$203	$191	$86
Ratios (as a percentage of average net assets):
Expenses before reductions	0.83	[5]	0.84	0.83	0.86	0.80	0.82
Expenses including reductions	0.82	[5]	0.83	0.82	0.85	0.80	0.82
Net investment income	4.86	[5]	4.49	4.90	5.21	4.93	5.94
Portfolio turnover (%)	19		52	65	59	80	57

1	Six months ended 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS31

Class R6 Shares Period ended	2-28-15	[2]	8-31-14	8-31-13	8-31-12 [1]
Per share operating performance
Net asset value, beginning of period	$9.36		$9.37	$9.41	$9.05
Net investment income[3]	0.23		0.43	0.43	0.51
Net realized and unrealized gain (loss) on investments	(0.31)		—	0.07	0.45
Total from investment operations	(0.08)		0.43	0.50	0.96
Less distributions
From net investment income	(0.25)		(0.42)	(0.46)	(0.48)
From net realized gain	(0.02)		(0.02)	(0.08)	(0.12)
Total distributions	(0.27)		(0.44)	(0.54)	(0.60)
Net asset value, end of period	$9.01		$9.36	$9.37	$9.41
Total return (%)[4]	(0.81	) [5]	4.63	5.45	10.95
Ratios and supplemental data
Net assets, end of period (in millions)	$24		$23	$18	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	[7]	0.90	1.17	1.58
Expenses including reductions	0.71	[7]	0.81	0.81	0.81
Net investment income	5.01	[7]	4.52	4.82	5.50
Portfolio turnover (%)	19		52	65	59

1	The inception date for Class R6 shares is 9-1-11.
2	Six months ended 2-28-15. Unaudited.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

32SEE NOTES TO FINANCIAL STATEMENTS

Class 1 Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10
Per share operating performance
Net asset value, beginning of period	$9.35		$9.35	$9.40	$9.04	$9.41	$9.12
Net investment income[2]	0.22		0.43	0.46	0.48	0.51	0.57
Net realized and unrealized gain (loss) on investments	(0.30)		0.01	0.04	0.49	(0.10)	0.31
Total from investment operations	(0.08)		0.44	0.50	0.97	0.41	0.88
Less distributions
From net investment income	(0.25)		(0.42)	(0.47)	(0.49)	(0.52)	(0.59)
From net realized gain	(0.02)		(0.02)	(0.08)	(0.12)	(0.26)	—
Total distributions	(0.27)		(0.44)	(0.55)	(0.61)	(0.78)	(0.59)
Net asset value, end of period	$9.00		$9.35	$9.35	$9.40	$9.04	$9.41
Total return (%)[3]	(0.83	) [4]	4.81	5.38	11.01	4.22	9.82
Ratios and supplemental data
Net assets, end of period (in millions)	$28		$28	$13	$1	— [5]	— [5]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.75	[6]	0.75	0.76	0.77	0.77	0.78
Expenses including reductions	0.74	[6]	0.75	0.75	0.77	0.77	0.78
Net investment income	4.97	[6]	4.58	4.93	5.25	5.31	6.11
Portfolio turnover (%)	19		52	65	59	80	57

1	Six months ended 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Less than $500,000.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS33

Class NAV Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10
Per share operating performance
Net asset value, beginning of period	$9.36		$9.37	$9.41	$9.05	$9.42	$9.12
Net investment income[2]	0.23		0.44	0.48	0.49	0.51	0.58
Net realized and unrealized gain (loss) on investments	(0.31)		—	0.03	0.48	(0.10)	0.31
Total from investment operations	(0.08)		0.44	0.51	0.97	0.41	0.89
Less distributions
From net investment income	(0.25)		(0.43)	(0.47)	(0.49)	(0.52)	(0.59)
From net realized gain	(0.02)		(0.02)	(0.08)	(0.12)	(0.26)	—
Total distributions	(0.27)		(0.45)	(0.55)	(0.61)	(0.78)	(0.59)
Net asset value, end of period	$9.01		$9.36	$9.37	$9.41	$9.05	$9.42
Total return (%)[3]	(0.80	) [4]	4.75	5.54	11.06	4.27	9.99
Ratios and supplemental data
Net assets, end of period (in millions)	$2,342		$2,513	$2,244	$1,929	$1,512	$1,119
Ratios (as a percentage of average net assets):
Expenses before reductions	0.70	[5]	0.70	0.71	0.71	0.72	0.73
Expenses including reductions	0.70	[5]	0.70	0.70	0.71	0.72	0.73
Net investment income	5.02	[5]	4.64	5.06	5.34	5.33	6.16
Portfolio turnover (%)	19		52	65	59	80	57

1	Six months ended 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

34SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Floating Rate Income Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a high level of current income.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices, and Retirement Living Portfolios are series of the Trust and operate as "funds of funds" that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing

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securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2015 by major security category or type:

	Total market value at 2-28-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Term loans	$2,832,529,106	—	$2,832,529,106	—
Corporate bonds	354,085,887	—	354,085,887	—
Convertible bonds	2,522,338	—	2,522,338	—
Common stocks	6,716,937	$6,505,848	211,089	—
Preferred securities	19,415,751	19,415,751	—	—
Securities lending collateral	2,423,909	2,423,909	—	—
Short-term investments	61,543,315	40,938,556	20,604,759	—
Total Investments in Securities	$3,279,237,243	$69,284,064	$3,209,953,179	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding

36

taxes, is recorded when the fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2015 were $741. For the six months ended February 28, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

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Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are typically distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of MFC.

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of: (a) 0.700% of the first $1.10 billion of the fund's average daily net assets, (b) 0.675% of the next $0.90 billion of the fund's average daily net assets, (c) 0.650% of the next $1.50 billion of the fund's average daily net assets, and (d) 0.600% of the fund's average daily net assets in excess of $3.50 billion. The Advisor has a subadvisory agreement with Western Asset Management Company. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to limit the fund's total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation, and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees, and short dividend expense, to 1.20% and 1.95% for Class A and Class B shares, respectively, of the fund's average daily net asset value, on an annual basis. The expense limitation will expire on December 31, 2015, unless renewed by the mutual agreement of the fund and the Advisor based upon a determination

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that this is appropriate under the circumstances at the time. Prior to January 1, 2015, the Advisor had contractually agreed to limit the fund's total expenses, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation, and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, acquired fund fees, and short dividend expense, to 1.95% and 0.81% for Class C and Class R6 shares, respectively, of the fund's average daily net asset value, on an annual basis.

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average net assets. The fee waiver and/or reimbursement will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent and service fees, short dividend expense, and acquired fund fees. Prior to January 1, 2015 this voluntary waiver also excluded blue sky fees and printing and postage. This expense reduction will continue in effect until terminated at any time by the Advisor on notice of the fund.

Effective January 1, 2015, the Advisor has voluntarily agreed to waive and/or reimburse all blue-sky fees and printing and postage of the fund until December 31, 2015.

For the six months ended February 28, 2015, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$21,408	Class R6	$9,137
Class B	1,462	Class 1	1,344
Class C	11,546	Class NAV	115,102
Class I	19,669	Total	$179,668

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2015 were equivalent to a net annual effective rate of 0.66% of the fund's average daily net assets.

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund was below its expense limitation during this period. The amounts recovered during the six months ended February 28, 2015 were $1,672 and $2,167, which was recovered by Class B and Class R6, respectively.

Effective October 1, 2014, the expense recapture program was terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class B, Class C, and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

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Class	Rule 12b-1 Fee
Class A	0.30%
Class B	1.00%
Class C	1.00%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $72,794 for the six months ended February 28, 2015. Of this amount, $15,713 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $56,600 was paid as sales commissions to broker-dealers and $481 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $250,000 or more and are redeemed within 18 months of purchase are subject to a 0.50% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2015, CDSCs received by the Distributor amounted to $91, $35,801, and $29,965 for Class A, Class B, and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes, and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$595,450	$243,959	$27,932	$13,820
Class B	143,249	17,602	4,998	1,219
Class C	1,194,863	146,822	8,799	6,870
Class I	—	225,131	19,205	9,029
Class R6	—	1,781	6,047	201
Class 1	$6,886	—	—	—
Total	$1,940,448	$635,295	$66,981	$31,139

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to February 28, 2015, state registration and printing and postage amounted to $23,914 and $15,059, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

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Interfund lending program Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. The fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or lender	Weighted average loan balance	Days outstanding	Weighted average interest rate	Interest expense
Borrower	$27,789,881	1	0.45%	($344)

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2015 and the year ended August 31, 2014 were as follows:

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	3,864,424	$35,353,377	23,153,978	$217,767,370
Distributions reinvested	1,172,029	10,625,830	2,447,169	23,012,530
Repurchased	(16,181,561)	(147,625,095)	(31,039,490)	(291,790,854)
Net decrease	(11,145,108)	($101,645,888)	(5,438,343)	($51,010,954)
Class B shares
Sold	26,347	$241,327	313,620	$2,949,019
Distributions reinvested	64,748	586,638	104,659	984,537
Repurchased	(439,518)	(3,995,870)	(760,575)	(7,158,942)
Net decrease	(348,423)	($3,167,905)	(342,296)	($3,225,386)
Class C shares
Sold	1,096,890	$10,068,054	8,458,414	$79,876,760
Distributions reinvested	559,314	5,088,914	912,939	8,619,545
Repurchased	(6,708,133)	(61,243,124)	(7,257,354)	(68,519,189)
Net increase (decrease)	(5,051,929)	($46,086,156)	2,113,999	$19,977,116
Class I shares
Sold	5,251,920	$48,086,388	33,720,426	$316,914,150
Distributions reinvested	1,122,888	10,186,995	1,859,495	17,476,757
Repurchased	(28,233,057)	(255,993,667)	(22,964,476)	(215,893,774)
Net increase (decrease)	(21,858,249)	($197,720,284)	12,615,445	$118,497,133
Class R6 shares
Sold	157,578	$1,414,998	480,670	$4,504,466
Distributions reinvested	74,487	674,742	109,905	1,033,420
Repurchased	(20,495)	(183,258)	(125,512)	(1,178,585)
Net increase	211,570	$1,906,482	465,063	$4,359,301
Class 1 shares
Sold	378,079	$3,414,321	2,043,610	$19,207,451
Distributions reinvested	91,467	827,839	116,043	1,089,688
Repurchased	(391,336)	(3,544,154)	(472,327)	(4,435,317)
Net increase	78,210	$698,006	1,687,326	$15,861,822

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		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	505,240	$4,659,775	20,930,760	$197,042,610
Distributions reinvested	7,844,994	71,082,114	11,998,549	112,813,435
Repurchased	(16,816,766)	(154,741,796)	(3,989,648)	(37,551,432)
Net increase (decrease)	(8,466,532)	($78,999,907)	28,939,661	$272,304,613
Total net increase (decrease)	(46,580,461)	($425,015,652)	40,040,855	$376,763,645

Affiliates of the fund owned 100% of shares of beneficial interest of Class 1 and Class NAV, respectively, on February 28, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments and U.S. Treasury obligations, amounted to $666,006,096 and $1,117,596,749, respectively, for the six months ended February 28, 2015.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2015, funds within the John Hancock group of funds complex held 71.8% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Lifestyle Balanced Portfolio	27.3%
John Hancock Lifestyle Growth Portfolio	12.9%
John Hancock Lifestyle Moderate Portfolio	12.5%
John Hancock Lifestyle Conservative Portfolio	11.3%

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Western Asset Management Company

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

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Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

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The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

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John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

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As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue
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Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong
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John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Floating Rate Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF220978	328SA 2/15 4/15

John Hancock

Natural Resources Fund

Semiannual report 2/28/15

A message to shareholders

Dear fellow shareholder,

Strong economic growth in the United States set the global standard in 2014, and appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about sustained relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but note that opportunities are growing and could reward investors should recoveries in those markets begin in earnest.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. The European Central Bank announced dramatic monetary policy measures in January to promote economic activity in the region—similar to the monetary policy activity of the U.S. Federal Reserve (Fed) in recent years. One effect has been to push the value of the euro down relative to the U.S. dollar, which benefits European exporters by making their goods cheaper.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The Fed has signaled its intention to raise short-term interest rates at some point in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 28, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Natural Resources Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
19	Financial highlights
24	Notes to financial statements
31	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/15 (%)

The MSCI World Energy Index (gross of foreign withholding tax on dividends) consists of all the companies in the Energy sector of the MSCI World Index.

The MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) consists of all the companies in the Metals & Mining industry of the MSCI World Index.

The Blended Index (gross of foreign withholding tax on dividends) comprises 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Natural resources companies took a hit

Stocks of natural resource-related companies generally performed very poorly over the last six months, largely due to a stronger dollar, slower-than-expected global growth, and excess supply in the energy markets.

Fund underperformed its custom-blended index

The fund lost value for the period and underperformed the MSCI 60% Energy and 40% Metals Custom Index, and also trailed its Morningstar fund peer group average.

Selection in oil and gas industry was main detractor

Stock selection within the oil, gas, and consumable fuels industry was the main detractor of performance, especially holdings among independent North American oil and gas exploration and production companies.

PORTFOLIO COMPOSITION AS OF 2/28/15 (%)

A note about risks

The natural resources industry can be significantly affected by global, political, and environmental developments and by commodity prices. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. The value of a company's equity securities is subject to changes in the company's financial condition, and overall market and economic conditions. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Currency transactions are affected by fluctuations in exchange rates. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Neil P. Brown, CFA, Jennison Associates LLC

Neil P. Brown, CFA
Portfolio Manager
Jennison Associates LLC

The six months ended February 28, 2015, were very difficult for natural resources-related investments. What factors contributed to this environment?

Stocks of companies that produce and refine natural resources suffered from a sharp decline in commodity prices, resulting largely from a stronger dollar, disappointing global growth, and excess supply. Supply issues were most pronounced in oil. Crude oil prices declined sharply in late 2014 as OPEC decided against cutting production. Saudi Arabia, which has traditionally played a market-balancing role, opted to maintain its current levels of productions, rather than risk reducing its output and losing market share. At the same time, production in Libya and Iraq rebounded to multi-year highs. In addition, oil inventories in the United States reached the highest level in more than 80 years in early 2015, according to the Energy Information Association. These conditions help explain the drop in Brent crude oil prices during the period from $102.43 per barrel to $61.14 by the end of February.

However, North American energy producers responded to the sharp drop in prices by cutting exploration budgets and shuttering high-cost production. Outside of North America, the most easily exploited production areas for oil, gas, and many other commodities have largely been tapped. For most commodities, it is becoming ever more expensive to develop new production and extend the life of existing projects. As a result, this suggests a gradual normalization in markets and reduction in oversupply going forward. Indeed, energy prices appear to have stabilized and recovered somewhat in February after initially declining more than 50% earlier in the period.

What about demand and currency conditions?

In terms of demand, fears of a downshift resurfaced in some natural resource segments. Perceived weakness in key emerging market economies, namely China, weighed heavily. In addition, Europe's economic recovery was anemic at best, while Japanese growth was barely positive in the fourth quarter. What's more, political tensions in the Middle East and Africa have intensified recently, and the situation in Ukraine, with resulting sanctions against Russia, remains uncertain. Add it all up, and demand for basic materials was weaker than expected.

4

The United States, however, continues to enjoy comparatively steady growth, performing the best of the developed economies. Better growth and an improving employment picture mean the U.S. Federal Reserve is poised to raise interest rates in 2015. Differentials in global growth and interest rates were supportive of the U.S. currency. The U.S. dollar is important because many commodities are priced in dollars. The stronger the dollar, the more expensive basic materials are for non-U.S. consumers, which further suppresses demand. Against that backdrop, the energy component of the fund's benchmark, MSCI World Energy Index, declined more than 20%. The metals component, the MSCI World Metals & Mining Index, was down nearly 18%.

Can you tell us how you manage the portfolio during such challenging conditions for commodity producers?

First, it is important for investors to understand that economic and commodity pricing cycles often evolve over periods of many years, so our investment process is not driven solely or even primarily by changes in commodity prices. Instead, we look for companies that we believe have an enduring competitive advantage, and that can organically grow earnings and/or free cash flows more rapidly than their peers over time. As a result, we tend to be long-term investors in companies that have the opportunity to increase their production and reserves. In addition, we typically prefer stocks trading at attractive valuations. Valuation is an important consideration in our process because stocks with lower valuations typically have less downside risk and more upside potential, all else equal. Ultimately, we believe the best investments will be companies trading at compelling valuations with attractive fundamentals and the ability to execute on their business plan.

What were some of the leading individual detractors from performance compared with the benchmark?

Our approach pointed the fund to a sizable overweight position relative to its benchmark in energy

INDUSTRY COMPOSITION AS OF 2/28/15 (%)

5

companies, where we found many stocks with attractive fundamentals. Unfortunately, these companies were directly affected by the sharp decline in energy prices. Many of the leading detractors from relative performance were smaller North American oil and gas producers highly levered to changes in the price of the underlying commodity. Leading detractors that fit this description included Rosetta Resources Inc., Whiting Petroleum Corp., Oasis Petroleum Inc., and Denbury Resources, Inc., among others. Positions in oil field services companies Cameron International Corporation and Halliburton Company also detracted meaningfully from relative results.

Can you tell us about any notable contributors to performance?

The leading contributor to both absolute and relative performance was oil, gas, and consumable fuels firm Marathon Petroleum Corp. Marathon was one of the few companies in the energy space in recent months to report better-than-expected results, while continuing to offer an attractive valuation and dividend yield. Other notable contributors to relative performance included miners Randgold Resources Ltd., materials company Potash Corp. of Saskatchewan, and energy companies PDC Energy Inc. and Western Refining, Inc.

How was the fund positioned at period end?

In the current environment of low oil prices and uncertain demand, we continue to favor U.S. oil and natural gas exploration and production (E&P) companies. We seek firms that can increase reserves and production while maintaining relatively low operating costs. In particular, we are emphasizing fiscally conservative E&P companies that are growing production and reserves by successfully exploiting unconventional sources of oil or gas and that have the ability to lower costs and improve efficiencies. We also prefer North American gas producers because they have been benefiting from

TOP 10 HOLDINGS AS OF 2/28/15 (%)

Anadarko Petroleum Corp.	4.1
Concho Resources, Inc.	3.7
Noble Energy, Inc.	3.4
Schlumberger, Ltd.	3.4
EOG Resources, Inc.	3.3
Marathon Petroleum Corp.	3.1
Devon Energy Corp.	3.0
Cameron International Corp.	2.8
Suncor Energy, Inc.	2.8
Halliburton Company	2.7
Total	32.3
As a percentage of net assets.
Cash and cash equivalents are not included.

6

stepped-up electricity and industrial demand growth in the United States, increased exports to Mexico, and further import declines from Canada.

At the same time, the fund has minimal exposure to the major integrated energy companies, which we think are disadvantaged by declining production. These companies also face greater challenges in growing their reserves and are comparatively less capital efficient. We are also concerned about the headwinds facing service companies, which feel the impact of lower production and exploration activity, and have less flexibility to quickly and appropriately react to changing market conditions. Nevertheless, we maintain exposure to diversified oil service and providers of capital equipment. This is because the inherent decline in productivity leads us to believe that a continued build-out of infrastructure, technology, and equipment is needed to sustain access to new resources.

MANAGED BY

Neil P. Brown, CFA On the fund since 2014 Investing since 1997
Jay Saunders On the fund since 2014 Investing since 1994

COUNTRY COMPOSITION AS OF 2/28/15 (%)

United States	74.5
Canada	15.4
United Kingdom	2.9
Australia	2.1
Jersey, Channel Islands	2.0
Switzerland	1.5
Netherlands	0.7
South Africa	0.5
Luxembourg	0.4
Total	100.0
As a percentage of net assets.

The views expressed in this report are exclusively those of Neil P. Brown, CFA, Jennison Associates LLC, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-months	5-year	Since inception[1]
Class A2	-28.55	-6.14	-0.49	-33.08	-27.16	-4.46
Class I2,3	-24.63	-4.96	0.54	-29.50	-22.47	5.16
Class R6[2,3]	-24.53	-4.92	0.44	-29.39	-22.31	4.23
Class 1[3]	-24.40	-4.72	0.70	-29.39	-21.47	6.72
Class NAV[3]	-24.37	-4.67	0.75	-29.37	-21.26	7.21
Index 1†	-11.03	5.23	4.75	-20.68	29.05	54.56
Index 2†	-14.64	-6.09	2.65	-17.63	-26.95	27.79
Index 3†	-13.17	-0.05	3.42	-19.67	-0.23	37.07

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I, Class R6, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class 1	Class NAV
Gross (%)	1.47	1.16	1.05	1.09	1.04
Net (%)	1.37	1.06	0.93	0.99	0.94

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World Energy Index; Index 2 is the MSCI World Metals & Mining Index; Index 3 is a 60%/40% blend of Index 1 and Index 2.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Natural Resources Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and two separate indexes.

	Start date	With maximum sales charge	Without sales charge	Index 1	Index 2	Index 3
Class I3	10-15-05	10,516	10,516	15,456	12,779	13,707
Class R6[3]	10-15-05	10,423	10,423	15,456	12,779	13,707
Class 1[3]	10-15-05	10,672	10,672	15,456	12,779	13,707
Class NAV[3]	10-15-05	10,721	10,721	15,456	12,779	13,707

The MSCI World Energy Index (gross of foreign withholding tax on dividends) consists of all the companies in the Energy sector of the MSCI World Index.

The MSCI World Metals & Mining Index (gross of foreign withholding tax on dividends) consists of all the companies in the Metals & Mining industry of the MSCI World Index.

The Blended Index (gross of foreign withholding tax on dividends) comprises 60% MSCI World Energy Index and 40% MSCI World Metals & Mining Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would have resulted in different values.

Footnotes related to performance pages

1	From 10-15-05.
2	Class A and Class I shares were first offered on 1-4-10; Class R6 shares were first offered on 11-1-11. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, and Class R6 shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$704.60	$6.55	1.55%
Class I	1,000.00	705.00	5.83	1.38%
Class R6	1,000.00	706.10	4.27	1.01%
Class 1	1,000.00	706.10	4.15	0.98%
Class NAV	1,000.00	706.30	3.93	0.93%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.10	$7.75	1.55%
Class I	1,000.00	1,018.00	6.90	1.38%
Class R6	1,000.00	1,019.80	5.06	1.01%
Class 1	1,000.00	1,019.90	4.91	0.98%
Class NAV	1,000.00	1,020.20	4.66	0.93%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

Fund's investments

As of 2-28-15 (unaudited)
	Shares	Value
Common stocks 95.7%		$627,691,932
(Cost $863,279,946)
Consumer staples 0.4%		2,392,969
Food products 0.4%
Adecoagro SA (I)	270,392	2,392,969
Energy 73.2%		480,214,582
Energy equipment and services 16.2%
Cameron International Corp. (I)	394,900	18,591,892
Core Laboratories NV (L)	40,648	4,468,028
Dril-Quip, Inc. (I)	186,961	13,584,586
Halliburton Company	418,688	17,978,463
Independence Contract Drilling, Inc. (I)(L)	353,667	2,019,439
National Oilwell Varco, Inc.	131,928	7,170,287
Patterson-UTI Energy, Inc.	402,800	7,526,318
Rowan Companies PLC, Class A	156,952	3,391,733
Schlumberger, Ltd.	267,597	22,520,964
Superior Energy Services, Inc.	397,189	8,889,090
Oil, gas and consumable fuels 57.0%
Africa Oil Corp. (I)(L)	274,700	525,184
Anadarko Petroleum Corp.	319,463	26,908,368
Antero Resources Corp. (I)(L)	169,946	6,704,370
Bankers Petroleum, Ltd. (I)	794,764	1,919,996
Bonanza Creek Energy, Inc. (I)	148,588	4,004,447
Canadian Natural Resources, Ltd.	162,900	4,748,535
Cheniere Energy, Inc. (I)	86,298	6,958,208
Cimarex Energy Company	113,853	12,487,397
Cobalt International Energy, Inc. (I)	400,343	4,099,512
Concho Resources, Inc. (I)	225,400	24,550,568
CONSOL Energy, Inc.	353,512	11,383,086
Crew Energy, Inc. (I)	496,743	2,272,914
Devon Energy Corp.	321,196	19,782,462
EOG Resources, Inc.	242,645	21,770,109
Genel Energy PLC (I)	420,746	3,776,738
Gulfport Energy Corp. (I)	170,778	7,823,340
Hess Corp.	109,637	8,231,546
Kinder Morgan, Inc.	125,926	5,164,225
Kosmos Energy, Ltd. (I)	390,700	3,508,486
Laredo Petroleum, Inc. (I)(L)	523,398	6,244,138
Lekoil, Ltd. (I)	4,006,351	1,576,375
Marathon Oil Corp.	437,828	12,197,888
Marathon Petroleum Corp.	191,835	20,142,675

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MEG Energy Corp. (I)	365,300	$6,110,250
Newfield Exploration Company (I)	142,271	4,699,211
Noble Energy, Inc.	478,300	22,590,109
NuVista Energy, Ltd. (I)	433,561	2,840,464
Oasis Petroleum, Inc. (I)(L)	172,673	2,474,404
Occidental Petroleum Corp.	145,600	11,339,328
Oil Search, Ltd.	742,711	4,719,804
PDC Energy, Inc. (I)	237,230	12,260,046
Phillips 66	175,500	13,769,730
Pioneer Natural Resources Company	54,457	8,305,782
Range Resources Corp.	212,646	10,534,483
Rice Energy, Inc. (I)	306,089	5,993,223
Rosetta Resources, Inc. (I)	307,617	5,454,049
Seven Generations Energy Ltd. (I)(L)	192,544	2,803,216
Southwestern Energy Company (I)	112,714	2,826,867
Suncor Energy, Inc.	614,408	18,493,681
The Williams Companies, Inc.	128,437	6,298,550
Tullow Oil PLC	372,392	2,217,068
Western Refining, Inc.	128,003	6,028,941
Whiting Petroleum Corp. (I)	222,702	7,534,009
Materials 22.1%		145,084,381
Chemicals 2.2%
Flotek Industries, Inc. (I)	297,062	5,073,819
Potash Corp. of Saskatchewan, Inc.	256,290	9,200,811
Containers and packaging 0.5%
Packaging Corp. of America	42,124	3,490,395
Metals and mining 19.4%
African Rainbow Minerals, Ltd.	284,454	2,987,167
Agnico Eagle Mines, Ltd. (L)	206,848	6,650,163
Alacer Gold Corp.	1,089,416	2,361,665
B2Gold Corp. (I)(L)	2,512,000	4,239,917
Barrick Gold Corp. (L)	527,654	6,870,055
BHP Billiton, Ltd., ADR (L)	174,491	9,164,267
Constellium NV (I)	455,146	8,606,811
Eldorado Gold Corp.	1,288,670	7,432,454
First Quantum Minerals, Ltd.	629,430	7,980,534
Freeport-McMoRan, Inc.	180,900	3,912,867
Glencore PLC (I)	2,201,548	10,170,006
Guyana Goldfields, Inc. (I)	960,594	2,505,029
Ivanhoe Mines, Ltd. (I)(L)	913,500	606,515
Kinross Gold Corp. (I)	938,900	2,666,476
Lundin Mining Corp. (I)	1,112,531	4,850,247

SEE NOTES TO FINANCIAL STATEMENTS13

		Shares	Value
Materials (continued)
Metals and mining (continued)
	Platinum Group Metals, Ltd. (I)	485,581	$262,214
	Randgold Resources, Ltd.	161,978	12,827,038
	Reliance Steel & Aluminum Company	138,800	7,912,988
	Rio Tinto PLC, ADR (L)	227,700	11,232,441
	Silver Wheaton Corp.	226,600	4,892,294
	Southern Copper Corp. (L)	210,370	6,262,715
	Tahoe Resources, Inc.	209,100	2,925,493
	Yield (%)	Shares	Value
Securities lending collateral 8.1%			$53,336,529
(Cost $53,337,518)
John Hancock Collateral Trust (W)	0.0869(Y)	5,330,881	53,336,529
		Par value	Value
Short-term investments 4.1%			$27,088,000
(Cost $27,088,000)
Repurchase agreement 4.1%			27,088,000
	Repurchase Agreement with State Street Corp. dated 2-27-15 at 0.000% to be repurchased at $27,088,000 on 3-2-15, collateralized by $27,910,000 U.S. Treasury Notes, 1.125% due 5-31-19 (valued at $27,630,900, including interest)	27,088,000	27,088,000
Total investments (Cost $943,705,464)† 107.9%			$708,116,461
Other assets and liabilities, net (7.9%)			($51,823,184)
Total net assets 100.0%			$656,293,277

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-15.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-15.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $945,971,352. Net unrealized depreciation aggregated $237,854,891, of which $6,238,625 related to appreciated investment securities and $244,093,516 related to depreciated investment securities.

14SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

Assets
Investments in unaffiliated issuers, at value (Cost $890,367,946) including ($51,940,976 of securities loaned)	$654,779,932
Investments in affiliated issuers, at value (Cost $53,337,518)	53,336,529
Total investments, at value (Cost $943,705,464)	708,116,461
Cash	2,178,021
Foreign currency, at value (Cost $10,722)	10,691
Receivable for investments sold	596,818
Receivable for fund shares sold	293,850
Dividends and interest receivable	636,037
Receivable for securities lending income	19,873
Receivable due from advisor	357
Other receivables and prepaid expenses	29,525
Total assets	711,881,633
Liabilities
Payable for investments purchased	2,140,011
Payable upon return of securities loaned	53,341,694
Payable to affiliates
Accounting and legal services fees	11,970
Transfer agent fees	1,381
Trustees' fees	455
Other liabilities and accrued expenses	92,845
Total liabilities	55,588,356
Net assets	$656,293,277
Net assets consist of
Paid-in capital	$985,760,610
Undistributed net investment income	677,952
Accumulated net realized gain (loss) on investments and foreign currency transactions	(94,539,042)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(235,606,243)
Net assets	$656,293,277

SEE NOTES TO FINANCIAL STATEMENTS15

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($6,560,750 ÷ 497,548 shares)[1]	$13.19
Class I ($224,908 ÷ 17,055 shares)	$13.19
Class R6 ($64,730 ÷ 4,902 shares)	$13.20
Class 1 ($97,617,133 ÷ 7,343,666 shares)	$13.29
Class NAV ($551,825,756 ÷ 41,827,741 shares)	$13.19
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$13.88

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the six months ended 2-28-15 (unaudited)

Investment income
Dividends	$4,316,781
Securities lending	95,477
Less foreign taxes withheld	(153,713)
Total investment income	4,258,545
Expenses
Investment management fees	3,540,894
Distribution and service fees	37,311
Accounting and legal services fees	41,557
Transfer agent fees	5,177
Trustees' fees	6,557
State registration fees	25,574
Printing and postage	3,875
Professional fees	30,908
Custodian fees	55,260
Registration and filing fees	16,824
Expense recapture	42
Other	8,365
Total expenses	3,772,344
Less expense reductions	(373,223)
Net expenses	3,399,121
Net investment income	859,424
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(37,238,215)
Investments in affiliated issuers	(4,274)
(37,242,489)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(240,756,068)
Investments in affiliated issuers	(1,202)
(240,757,270)
Net realized and unrealized loss	(277,999,759)
Decrease in net assets from operations	($277,140,335)

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$859,424	$5,742,847
Net realized gain (loss)	(37,242,489)	106,851,611
Change in net unrealized appreciation (depreciation)	(240,757,270)	13,637,075
Increase (decrease) in net assets resulting from operations	(277,140,335)	126,231,533
Distributions to shareholders
From net investment income
Class A	—	(17,381)
Class I	(505)	(8,688)
Class R6	(467)	(481)
Class 1	(476,082)	(821,221)
Class NAV	(3,116,076)	(5,061,626)
Total distributions	(3,593,130)	(5,909,397)
From fund share transactions	(8,149,744)	23,731,426
Total increase (decrease)	(288,883,209)	144,053,562
Net assets
Beginning of period	945,176,486	801,122,924
End of period	$656,293,277	$945,176,486
Undistributed net investment income	$677,952	$3,411,658

18SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	2-28-15 [1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10	[2]
Per share operating performance
Net asset value, beginning of period	$18.72	$16.33	$16.04	$21.13	$18.34	$20.70
Net investment income (loss)[3]	(0.03)	0.01	0.01	0.06	0.03	0.05
Net realized and unrealized gain (loss) on investments	(5.50)	2.41	0.30	(3.04)	2.80	(2.41)
Total from investment operations	(5.53)	2.42	0.31	(2.98)	2.83	(2.36)
Less distributions
From net investment income	—	(0.03)	(0.02)	(0.04)	—	—
From net realized gain	—	—	—	(2.07)	(0.04)	—
Total distributions	—	(0.03)	(0.02)	(2.11)	(0.04)	—
Net asset value, end of period	$13.19	$18.72	$16.33	$16.04	$21.13	$18.34
Total return (%)[4,5]	(29.54)[6]	14.87	1.92	(14.60)	15.41	(11.40)[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$12	$9	$11	$11	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.65 [7]	1.77	1.77	1.82	1.77	1.81	[7]
Expenses including reductions	1.55 [7]	1.58	1.58	1.60	1.60	1.60	[7]
Net investment income (loss)	(0.36)[7]	0.07	0.03	0.37	0.13	0.41	[7]
Portfolio turnover (%)	10	193	66	176	85	70	[8]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class A shares is 1-4-10.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

SEE NOTES TO FINANCIAL STATEMENTS19

Class I Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10	[2]
Per share operating performance
Net asset value, beginning of period	$18.74		$16.35	$16.06	$21.18	$18.37	$20.70
Net investment income (loss)[3]	(0.01)		0.07	0.04	0.11	0.12	0.10
Net realized and unrealized gain (loss) on investments	(5.52)		2.39	0.30	(3.06)	2.79	(2.43)
Total from investment operations	(5.53)		2.46	0.34	(2.95)	2.91	(2.33)
Less distributions
From net investment income	(0.02)		(0.07)	(0.05)	(0.10)	(0.06)	—
From net realized gain	—		—	—	(2.07)	(0.04)	—
Total distributions	(0.02)		(0.07)	(0.05)	(2.17)	(0.10)	—
Net asset value, end of period	$13.19		$18.74	$16.35	$16.06	$21.18	$18.37
Total return (%)[4]	(29.50	) [5]	15.08	2.12	(14.39)	15.79	(11.26	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	$1	$7	$8	$7	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	4.21	[7]	2.21	1.40	1.43	1.53	1.54	[7]
Expenses including reductions	1.38	[7]	1.38	1.38	1.37	1.30	1.30	[7]
Net investment income (loss)	(0.16	) [7]	0.39	0.24	0.65	0.54	0.82	[7]
Portfolio turnover (%)	10		193	66	176	85	70	[8]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class I shares is 1-4-10.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

20SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$18.79		$16.40	$16.10	$20.40
Net investment income[3]	0.01		0.06	0.06	0.11
Net realized and unrealized gain (loss) on investments	(5.53)		2.41	0.31	(2.24)
Total from investment operations	(5.52)		2.47	0.37	(2.13)
Less distributions
From net investment income	(0.07)		(0.08)	(0.07)	(0.10)
From net realized gain	—		—	—	(2.07)
Total distributions	(0.07)		(0.08)	(0.07)	(2.17)
Net asset value, end of period	$13.20		$18.79	$16.40	$16.10
Total return (%)[4]	(29.39	) [5]	15.15	2.27	(10.92	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	11.29	[7]	21.93	16.18	24.48	[7]
Expenses including reductions	1.01	[7]	1.28	1.28	1.30	[7]
Net investment income	0.19	[7]	0.35	0.34	0.78	[7]
Portfolio turnover (%)	10		193	66	176	[8]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class R6 shares is 11-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS21

Class 1 Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10
Per share operating performance
Net asset value, beginning of period	$18.92		$16.50	$16.20	$21.35	$18.51	$17.66
Net investment income[2]	0.01		0.11	0.08	0.15	0.12	0.10
Net realized and unrealized gain (loss) on investments	(5.57)		2.42	0.32	(3.09)	2.86	0.87
Total from investment operations	(5.56)		2.53	0.40	(2.94)	2.98	0.97
Less distributions
From net investment income	(0.07)		(0.11)	(0.10)	(0.14)	(0.10)	(0.12)
From net realized gain	—		—	—	(2.07)	(0.04)	—
Total distributions	(0.07)		(0.11)	(0.10)	(2.21)	(0.14)	(0.12)
Net asset value, end of period	$13.29		$18.92	$16.50	$16.20	$21.35	$18.51
Total return (%)[3]	(29.39	) [4]	15.44	2.44	(14.21)	16.02	5.43
Ratios and supplemental data
Net assets, end of period (in millions)	$98		$135	$128	$152	$194	$154
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	[5]	1.12	1.13	1.12	1.12	1.11
Expenses including reductions	0.98	[5]	1.06	1.11	1.11	1.12	1.11
Net investment income	0.20	[5]	0.61	0.50	0.84	0.54	0.52
Portfolio turnover (%)	10		193	66	176	85	70

1	Six months ended 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

22SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10
Per share operating performance
Net asset value, beginning of period	$18.78		$16.38	$16.09	$21.21	$18.39	$17.55
Net investment income[2]	0.02		0.12	0.09	0.17	0.14	0.11
Net realized and unrealized gain (loss) on investments	(5.54)		2.40	0.31	(3.06)	2.83	0.86
Total from investment operations	(5.52)		2.52	0.40	(2.89)	2.97	0.97
Less distributions
From net investment income	(0.07)		(0.12)	(0.11)	(0.16)	(0.11)	(0.13)
From net realized gain	—		—	—	(2.07)	(0.04)	—
Total distributions	(0.07)		(0.12)	(0.11)	(2.23)	(0.15)	(0.13)
Net asset value, end of period	$13.19		$18.78	$16.38	$16.09	$21.21	$18.39
Total return (%)[3]	(29.37	) [4]	15.49	2.45	(14.11)	16.07	5.45
Ratios and supplemental data
Net assets, end of period (in millions)	$552		$798	$657	$597	$754	$548
Ratios (as a percentage of average net assets):
Expenses before reductions	1.03	[5]	1.07	1.08	1.07	1.07	1.06
Expenses including reductions	0.93	[5]	1.01	1.06	1.06	1.07	1.06
Net investment income	0.25	[5]	0.67	0.57	0.91	0.59	0.58
Portfolio turnover (%)	10		193	66	176	85	70

1	Six months ended 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Natural Resources Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as "funds of funds" that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees, state registration fees and printing and postage for each class may differ. Effective September 1, 2014, Class A, Class I and Class R6 shares are closed to all new and existing investors, including automatic purchase plans.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

24

The following is a summary of the values by input classification of the fund's investments as of February 28, 2015, by major security category or type:

	Total market value at 2-28-15	Level 1 quoted Price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer staples	$2,392,969	$2,392,969	—	—
Energy	480,214,582	467,924,597	$12,289,985	—
Materials	145,084,381	131,927,208	13,157,173	—
Securities lending collateral	53,336,529	53,336,529	—	—
Short-term investments	27,088,000	—	27,088,000	—
Total Investments in Securities	$708,116,461	$655,581,303	$52,535,158	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from

25

borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2015 were $357. For the six months ended February 28, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any and transfer agent fees for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

26

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2014, the fund has a long-term capital loss carryforward of $55,211,724 available to offset future net realized capital gains. This carryforward as of August 31, 2014, does not expire.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.000% of the first $500 million of the fund's average net assets; (b) 0.950% of the fund's next $500 million of the fund's average net assets; (c) 0.900% of the fund's next $1 billion of the fund's average net assets; and (d) 0.850% of the fund's average net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Jennison Associates LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2015, this waiver amounted 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015 unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

27

The Advisor has contractually agreed to waive fees and/or reimburse certain expenses for Class A and Class I shares of the fund. This agreement excludes expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, blue sky fees, printing and postage, acquired fund fees and short dividend expense. The fee waivers and/or reimbursements were such that these expenses would not exceed 1.58% and 1.38% for Class A and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until at least December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2015, the Advisor contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.28% for Class R6 shares.

The Advisor has contractually agreed to waive and/or reimburse all class specific expense for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time.

The Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent and service fees, short dividend expense, and acquired fund fees. Prior to January 1, 2015, this voluntary waiver also excluded blue sky fees and printing and postage. This expense reduction will continue in effect until terminated at any time by the Advisor on notice of the fund.

Effective January 1, 2015, the Advisor has voluntarily agreed to waive and/or reimburse all blue sky fees and printing and postage of the fund until December 31, 2015.

For the six months ended February 28, 2015, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$4,037	Class 1	$51,141
Class I	5,092	Class NAV	307,990
Class R6	4,963	Total	$373,223

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2015 were equivalent to a net annual effective rate of 0.88% of the fund's average daily net assets.

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund was below its expense limitation during this period. The amount recovered during the six months ended February 28, 2015 was $42, which was recovered by Class R6 shares.

Effective October 1, 2014, the expense recapture program was terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six month ended February 28, 2015, amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay

28

the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class 1	0.05%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $291, which was paid as sales commissions to broker-dealers, for the six months ended February 28, 2015.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2015, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$12,022	$4,956	$6,124	$1,888
Class I	—	213	4,894	618
Class R6	—	8	4,801	106
Class 1	25,289	—	—	—
Total	$37,311	$5,177	$15,819	$2,612

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to February 28, 2015, state registration fees and printing and postage amounted to $9,755 and $1,263, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2015 and for the year ended August 31, 2014 were as follows:

29

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	—	—	315,792	$5,742,818
Distributions reinvested	—	—	1,041	17,381
Repurchased	(118,215)	($1,691,605)	(251,131)	(4,485,726)
Net increase (decrease)	(118,215)	($1,691,605)	65,702	$1,274,473
Class I shares
Sold	—	—	65,748	$1,195,977
Distributions reinvested	38	$498	520	8,667
Repurchased	(14,164)	(201,694)	(451,751)	(7,848,914)
Net decrease	(14,126)	($201,196)	(385,483)	($6,644,270)
Class R6 Shares
Sold	—	—	2,280	$43,202
Distributions reinvested	10	$135	4	65
Repurchased	(3,028)	(40,845)	(6)	(99)
Net increase (decrease)	(3,018)	($40,710)	2,278	$43,168
Class 1 shares
Sold	943,261	$12,612,293	710,316	$13,028,862
Distributions reinvested	35,796	476,082	48,882	821,221
Repurchased	(751,886)	(11,094,323)	(1,428,749)	(25,244,026)
Net increase (decrease)	227,171	$1,994,052	(669,551)	($11,393,943)
Class NAV shares
Sold	760,079	$11,800,069	3,897,020	$66,267,957
Distributions reinvested	236,066	3,116,076	303,637	5,061,626
Repurchased	(1,676,803)	(23,126,430)	(1,793,592)	(30,877,585)
Net increase (decrease)	(680,658)	($8,210,285)	2,407,065	$40,451,998
Total net increase (decrease)	(588,846)	($8,149,744)	1,420,011	$23,731,426

Affiliates of the fund owned 71% and 100% of shares of beneficial interest of Class R6 and Class NAV, respectively, on February 28, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $68,001,816 and $84,807,244, respectively, for the six months ended February 28, 2015.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2015, funds within the John Hancock group of funds complex held 84.1% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Lifestyle Balanced Portfolio	24.9%
John Hancock Lifestyle Growth Portfolio	24.7%
John Hancock Lifestyle Aggressive Portfolio	10.9%
John Hancock Lifestyle Moderate Portfolio	5.5%

30

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Jennison Associates LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

31

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Natural Resources Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF221045	354SA 2/15 4/15

John Hancock

Strategic Income Opportunities Fund

Semiannual report 2/28/15

A message to shareholders

Dear fellow shareholder,

Strong economic growth in the United States set the global standard in 2014, and appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about sustained relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but note that opportunities are growing and could reward investors should recoveries in those markets begin in earnest.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. The European Central Bank announced dramatic monetary policy measures in January to promote economic activity in the region—similar to the monetary policy activity of the U.S. Federal Reserve (Fed) in recent years. One effect has been to push the value of the euro down relative to the U.S. dollar, which benefits European exporters by making their goods cheaper.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The Fed has signaled its intention to raise short-term interest rates at some point in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 28, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Strategic Income Opportunities Fund

2	Your fund at a glance
4	Discussion of fund performance
9	A look at performance
11	Your expenses
13	Fund's investments
33	Financial statements
37	Financial highlights
43	Notes to financial statements
54	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks to maximize total return consisting of current income and capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/15 (%)

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

It is not possible to invest directly in an index

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Divergent performance for the global bond markets

While higher-quality, interest-rate-sensitive market segments generally performed well during the six-month reporting period, high-yield and emerging-market bonds lagged.

The fund finished slighty ahead of its benchmark and outperformed its peers

We added value via currency positioning and by our decision to emphasize higher-quality securities.

A selective approach helped

We positioned the fund in market segments where we saw the most compelling trade-off of risk and return, while keeping a below-benchmark duration.

PORTFOLIO COMPOSITION AS OF 2/28/15 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of a fund to sell securities or close derivative positions at advantageous prices. Investments in higher-yielding, lower-rated securities include a higher risk of default. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Currency transactions are affected by fluctuations in exchange rates. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Daniel S. Janis III, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Daniel S. Janis III
Portfolio Manager
John Hancock Asset Management

Can you describe the market environment of the past six months?

Signs of slowing global growth caused the various segments of the global bond market to experience widely divergent performance during the six-month period ended February 28, 2015. Although the U.S. economy continued to exceed expectations, growth in both Europe and the emerging markets remained weak. In addition, the Japanese economy delivered disappointing results given the extent of the government's economic and monetary stimulus. Together, these developments raised questions as to whether the various interest-rate cuts and quantitative easing policies of the world's major central banks are in fact having the intended effect on economic growth.

In this environment, interest-rate-sensitive market segments performed very well. Yields on longer-term government debt and other higher-quality bonds fell sharply as prices rose, leading to positive performance for these sectors. At the same time, concerns about the direction of global growth led to weaker returns for asset categories that tend to be more sensitive to economic developments, such as high-yield and emerging-market bonds. The relative strength of the U.S. economy also fed through to the currency markets, leading to a sharp rally in the U.S. dollar relative to both developed- and emerging-market currencies.

What factors helped performance during the period?

We use an actively managed approach that seeks to identify opportunity—and manage risk—by allocating assets throughout the global fixed-income markets. In recent years, we have found some of the most compelling risk/reward trade-offs in high-yield and emerging-market bonds. This allocation has been a positive for the fund's longer-term results, but we began to see a less favorable risk/reward profile in these market segments beginning in mid-2014.

This view prompted us to reduce risk in the fund's high-yield portfolio both prior to and during the semiannual period. In high yield (bonds rated below investment grade), we reduced the fund's overall weighting and rotated the proceeds into corporate and securitized investment-grade debt. Given the outperformance of higher-quality bonds during the period, this move proved helpful to

4

"We use an actively-managed approach that seeks to identify opportunity—and manage risk—by allocating assets throughout the global fixed-income markets."
performance. We also elected to boost the overall quality of the fund's high-yield allocation, reducing its position in CCC-rated bonds in favor of those rated BB. CCC-rated debt indeed lagged the higher-rated credit tiers during the period, so this decision helped mitigate downside risk. In addition, we added value through our decision to emphasize defensive sectors over more cyclical (economically sensitive) market segments.

Another notable aspect of the fund's positioning in high yield was its allocation to senior loans (also known as term loans), which are loans that banks package and sell as securities. Senior loans are higher in the capital structure than high-yield bonds, which means they tend to feature lower credit risk. This attribute was a positive factor in a period of elevated investor risk aversion, and it helped dampen portfolio volatility in the unsteady market.

We also sought to reduce risk in the fund's emerging-market segment, by both reducing the overall weighting and rotating into higher-quality debt. We accomplished this by emphasizing countries with the strongest fundamentals and avoiding higher-risk markets such as Argentina and Russia. In addition, we sought to minimize the fund's exposure to currency risk by reducing local currency exposure and maintaining positions only in those currencies that we believed were supported by economic fundamentals. As was the case in high yield, these efforts at risk management paid off by dampening the impact of the emerging markets' underperformance.

COUNTRY COMPOSITION AS OF 2/28/15 (%)

United States	69.9
Australia	4.6
Canada	4.2
New Zealand	3.4
Philippines	2.3
Singapore	2.2
Mexico	2.1
South Korea	2.0
Norway	1.6
Sweden	1.6
Other countries	6.1
TOTAL	100.0
As a percentage of net assets.

5

"The fund's positioning reflects our effort to take advantage of specific relative value opportunities rather than positioning for the type of rising market that would 'lift all boats.'"

A portion of the fund is allocated to developed-market government bonds, which tend to have above-average interest-rate sensitivity as a group. With growth coming in below expectations overseas, rates largely fell across the board. The fund was positioned to benefit from these trends through its allocations to countries such as Australia, New Zealand, Norway, Sweden, and Canada.

Can you discuss the fund's positioning in the global currency markets?

The fund's currency positioning also made a positive contribution to performance. We chose to hedge against currency exposure in many of the fund's positions in non-U.S. debt, which offset the impact of the downturn in foreign currencies versus the U.S. dollar. In addition, we actively positioned the fund to benefit from dollar strength via short positions in foreign currencies such as the euro and Canadian dollar. Our currency strategy, which we execute via the use of derivatives (specifically, forward currency contracts and options) added value during the past six months.

At the close of the period, we continued to position the fund for ongoing U.S. dollar strength. Not only is the U.S. economy outperforming its global counterparts, but the U.S. Federal Reserve (Fed) has signaled its intention to raise short-term interest rates even as the majority of foreign central banks are enacting increasingly accommodative policies. We believe both of these factors can provide continued support to the U.S. dollar.

NET CURRENCY EXPOSURE AS OF 2/28/15 (%)

United States Dollar	100.1
Mexican Peso	2.5
Korean Won	2.0
Philippine Peso	1.9
Australian Dollar	1.4
Thailand Baht	1.2
Other Currencies	0.5
Euro	-2.4
Canadian Dollar	-3.3
Singapore Dollar	-3.9
As a percentage of net assets.
Net currency exposure, after taking into account the effects of forward contracts.

6

What factors hurt performance during the period?

The largest detractor from the fund's six-month results was our decision to keep the fund's duration, or interest-rate sensitivity, below that of the benchmark. At different times during the period, we used derivatives—specifically futures contracts on U.S. Treasuries—to manage the fund's duration positioning. The basis for being underweight duration was our expectation that the environment of improving growth and tighter Fed policy would fuel a gradual uptick in bond yields. Since yields in fact continued to fall amid mounting evidence of slowing growth overseas, the fund was unable to participate fully in the rally in higher-quality bonds. We increased duration somewhat in late 2014, but it remained below that of the benchmark at the close of the period. As of February 28, 2015, the fund had a duration of 3.1 years, compared with 5.5 years for the Barclays U.S. Aggregate Bond Index.

How was the fund positioned at the end of the period?

The fund's positioning reflects our effort to take advantage of specific relative value opportunities rather than positioning for the type of rising market that would "lift all boats." We believe this is appropriate for an environment in which longer-term bond yields are unlikely to fall much further, but where many factors remain supportive of bond market performance. For instance, global growth

QUALITY COMPOSITION AS OF 2/28/15 (%)

7

remains slow, inflation is tame, the world's central banks remain accommodative, and investors continue to exhibit a demand for yield.

We therefore believe the optimal approach is to focus on specific opportunities where the risk/return trade-off is favorable, while managing the risks of both rising interest rates and continued U.S. dollar strength.

MANAGED BY

Daniel S. Janis III On the fund since 2006 Investing since 1984
Thomas C. Goggins On the fund since 2009 Investing since 1989
Kisoo Park On the fund since 2015 Investing since 1986

The views expressed in this report are exclusively those of Daniel S. Janis III, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

8

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	6-months	5-year	Since inception[2]	as of 2-28-15	as of 2-28-15
Class A3	-0.16	6.04	6.41	-1.83	34.05	73.15	2.46%	2.43%
Class C3	2.30	6.18	5.85	0.93	34.94	65.22	1.87%	1.83%
Class I3,4	4.37	7.26	7.46	2.45	41.99	88.84	2.91%	2.87%
Class R2[3,4]	3.86	6.97	7.24	2.16	40.03	85.42	2.52%	2.49%
Class R6[3,4]	4.41	7.32	7.51	2.50	42.38	89.63	2.97%	2.92%
Class NAV[4]	4.41	7.39	7.55	2.51	42.84	90.32	2.97%	2.94%
Index†	5.05	4.29	5.29	2.25	23.38	57.73	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R6	Class NAV
Gross (%)	1.13	1.83	0.82	1.21	0.71	0.69
Net (%)	1.11	1.81	0.80	1.19	0.66	0.67

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Barclays U.S. Aggregate Bond Index.

See the following page for footnotes.

9

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Strategic Income Opportunities Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Barclays U.S. Aggregate Bond Index.

	Start date	With maximum sales charge	Without sales charge	Index
Class C3,5	4-28-06	16,522	16,522	15,773
Class I3,4	4-28-06	18,884	18,884	15,773
Class R2[3,4]	4-28-06	18,542	18,542	15,773
Class R6[3,4]	4-28-06	18,963	18,963	15,773
Class NAV[4]	4-28-06	19,032	19,032	15,773

The values shown in the chart for "Class A shares with maximum sales charge" have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

It is not possible to invest directly in an index. Index figures do not reflect sales charges or foreign currency impact, which would have resulted in different values if they did.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 4-28-06.
3	Class A, Class C, and Class I shares were first offered on 1-4-10; Class R6 shares were first offered on 9-1-11; Class R2 shares were first offered on 3-1-12. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class C, Class I, Class R6, and Class R2 shares, as applicable.
4	For certain types of investors, as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.

10

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,022.90	$5.47	1.09%
Class C	1,000.00	1,019.30	8.96	1.79%
Class I	1,000.00	1,024.50	3.87	0.77%
Class R2	1,000.00	1,021.60	5.86	1.17%
Class R6	1,000.00	1,025.00	3.26	0.65%
Class NAV	1,000.00	1,025.10	3.26	0.65%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

11

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,019.40	$5.46	1.09%
Class C	1,000.00	1,015.90	8.95	1.79%
Class I	1,000.00	1,021.00	3.86	0.77%
Class R2	1,000.00	1,019.00	5.86	1.17%
Class R6	1,000.00	1,021.50	3.26	0.65%
Class NAV	1,000.00	1,021.60	3.26	0.65%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12

Fund's investments

As of 2-28-15 (unaudited)
	Rate (%)	Maturity date	Par value^		Value
Corporate bonds 42.5%					$2,038,534,487
(Cost $1,999,797,286)
Consumer discretionary 8.4%					403,036,407
Auto components 0.8%
American Axle & Manufacturing, Inc.	6.625	10-15-22		11,440,000	12,441,000
Johnson Controls, Inc.	5.500	01-15-16		3,780,000	3,935,025
The Goodyear Tire & Rubber Company	7.000	05-15-22		18,125,000	20,028,107
The Goodyear Tire & Rubber Company	8.750	08-15-20		1,905,000	2,300,288
Automobiles 1.1%
FCA US LLC	8.250	06-15-21		1,805,000	2,014,831
Ford Motor Company	4.750	01-15-43		10,520,000	11,593,534
Ford Motor Company	6.625	10-01-28		6,849,000	8,718,688
General Motors Financial Company, Inc.	3.250	05-15-18		4,915,000	5,019,444
General Motors Financial Company, Inc.	4.375	09-25-21		11,325,000	12,032,813
Volkswagen International Finance NV (S)	1.150	11-20-15		3,955,000	3,971,255
Volkswagen International Finance NV (S)	1.625	03-22-15		6,530,000	6,534,062
Distributors 0.2%
Ferrellgas LP	6.750	01-15-22		9,958,000	10,057,580
Hotels, restaurants and leisure 0.1%
Arcos Dorados Holdings, Inc. (S)	10.250	07-13-16	BRL	16,061,000	5,281,530
Internet and catalog retail 0.5%
QVC, Inc.	4.450	02-15-25		14,130,000	14,275,525
QVC, Inc.	5.950	03-15-43		9,510,000	9,991,881
Media 3.8%
21st Century Fox America, Inc.	6.200	12-15-34		6,333,000	8,183,756
Cablevision Systems Corp.	8.000	04-15-20		9,620,000	10,954,775
Cablevision Systems Corp.	8.625	09-15-17		3,325,000	3,761,406
CBS Corp.	3.500	01-15-25		14,055,000	14,147,426
CCO Holdings LLC	5.750	01-15-24		14,052,000	14,491,125
CCO Holdings LLC	7.000	01-15-19		12,755,000	13,265,200
Cox Communications, Inc.	5.500	10-01-15		5,240,000	5,384,566
DISH DBS Corp.	5.000	03-15-23		9,400,000	9,041,634
DISH DBS Corp.	5.875	11-15-24		4,465,000	4,442,675
DISH DBS Corp.	7.875	09-01-19		19,105,000	21,517,006
Lamar Media Corp.	5.000	05-01-23		5,380,000	5,501,050
LIN Television Corp. (S)	5.875	11-15-22		7,100,000	7,259,750
Numericable Group SA (S)	6.250	05-15-24		10,360,000	10,634,540
Outfront Media Capital LLC	5.625	02-15-24		10,305,000	10,987,706
Sirius XM Radio, Inc. (S)	4.625	05-15-23		8,935,000	8,756,300
Sirius XM Radio, Inc. (S)	5.250	08-15-22		11,510,000	12,258,150
Sirius XM Radio, Inc. (S)	5.875	10-01-20		10,985,000	11,568,578

SEE NOTES TO FINANCIAL STATEMENTS13

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Media (continued)
Univision Communications, Inc. (S)	6.750	09-15-22		9,162,000	$9,952,223
Virgin Media Secured Finance PLC	5.250	01-15-21		1,260,000	1,356,075
Multiline retail 0.4%
Family Tree Escrow LLC (S)	5.750	03-01-23		12,005,000	12,635,263
Macy's Retail Holdings, Inc.	7.875	08-15-36		4,529,000	4,900,011
Specialty retail 1.3%
L Brands, Inc.	5.625	10-15-23		13,955,000	15,490,050
L Brands, Inc.	7.000	05-01-20		9,968,000	11,488,120
New Look Bondco I PLC (S)	8.750	05-14-18	GBP	4,430,000	7,186,693
The Home Depot, Inc.	5.400	03-01-16		12,811,000	13,431,565
The Men's Wearhouse, Inc. (S)	7.000	07-01-22		14,065,000	14,803,413
Textiles, apparel and luxury goods 0.2%
PVH Corp.	4.500	12-15-22		11,245,000	11,441,788
Consumer staples 3.1%					146,323,468
Beverages 0.9%
Anheuser-Busch InBev Worldwide, Inc.	9.750	11-17-15	BRL	7,468,000	2,592,590
Constellation Brands, Inc.	3.750	05-01-21		370,000	376,938
Cott Beverages, Inc. (S)	5.375	07-01-22		13,975,000	12,891,938
Heineken NV (S)	0.800	10-01-15		8,700,000	8,710,823
PepsiCo, Inc.	2.500	05-10-16		4,872,000	4,978,244
The Coca-Cola Company	1.800	09-01-16		12,779,000	13,008,933
Food products 1.9%
B&G Foods, Inc.	4.625	06-01-21		16,850,000	16,850,000
HJ Heinz Company	4.250	10-15-20		14,495,000	14,694,306
HJ Heinz Company (S)	4.875	02-15-25		14,270,000	14,341,350
JBS Investments GmbH (S)	7.750	10-28-20		3,520,000	3,704,800
Post Holdings, Inc. (S)	6.000	12-15-22		5,825,000	5,737,625
Post Holdings, Inc. (S)	6.750	12-01-21		14,780,000	15,112,550
TreeHouse Foods, Inc.	4.875	03-15-22		12,870,000	13,256,100
Tyson Foods, Inc.	6.600	04-01-16		4,880,000	5,165,822
Household products 0.3%
Kimberly-Clark Corp. (S)	4.279	12-21-15		14,460,000	14,901,449
Energy 1.0%					48,945,165
Energy equipment and services 0.2%
Inkia Energy, Ltd. (S)	8.375	04-04-21		553,000	569,590
TerraForm Power Operating LLC (S)	5.875	02-01-23		10,335,000	10,746,333
Gas utilities 0.2%
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850	05-21-43		8,940,000	7,174,350

14SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels 0.6%
Ecopetrol SA	4.250	09-18-18		1,535,000	$1,616,355
Ecopetrol SA	5.875	09-18-23		4,480,000	4,831,680
Petroleos Mexicanos	6.000	03-05-20		2,120,000	2,400,900
Petroleos Mexicanos (S)	7.650	11-24-21	MXN	132,977,000	9,368,832
The Williams Companies, Inc.	4.550	06-24-24		12,525,000	12,237,125
Financials 13.9%					669,025,726
Banks 10.1%
ANZ National International, Ltd.	2.950	07-27-15	SGD	2,750,000	2,028,985
Asian Development Bank	3.250	07-20-17	NZD	11,400,000	8,525,037
Asian Development Bank	5.000	03-09-22	AUD	13,660,000	12,209,413
Bancolombia SA	5.950	06-03-21		4,695,000	5,176,238
Bank of America Corp. (P)	1.031	09-15-26		26,395,000	23,763,075
Bank of Montreal	0.800	11-06-15		8,390,000	8,409,079
BNC Bancorp (5.500% to 10-1-19, then 3 month LIBOR + 3.590%)	5.500	10-01-24		4,500,000	4,486,500
Canadian Imperial Bank of Commerce	0.900	10-01-15		6,441,000	6,458,983
Canadian Imperial Bank of Commerce	2.350	12-11-15		11,195,000	11,357,305
Citigroup, Inc.	6.250	06-29-17	NZD	8,565,000	6,740,124
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900	02-15-23		12,715,000	12,762,681
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950	01-30-23		12,455,000	12,610,688
Commonwealth Bank of Australia	1.250	09-18-15		24,500,000	24,598,049
Eagle Bancorp, Inc.	5.750	09-01-24		4,460,000	4,582,650
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23		14,750,000	13,931,375
First Niagara Financial Group, Inc.	7.250	12-15-21		14,210,000	15,867,724
Heartland Financial USA, Inc. (S)	5.750	12-30-24		4,475,000	4,497,375
HSBC Finance Corp.	5.000	06-30-15		4,155,000	4,214,666
Independent Bank Group, Inc.	5.875	08-01-24		6,165,000	6,403,894
Inter-American Development Bank	3.750	10-09-18	AUD	8,825,000	7,234,222
Inter-American Development Bank	6.500	08-20-19	AUD	12,200,000	11,174,679
International Bank for Reconstruction & Development	1.375	06-23-19	SEK	75,040,000	9,346,472
International Bank for Reconstruction & Development	2.125	05-29-17	NOK	31,200,000	4,172,128
International Bank for Reconstruction & Development	3.375	08-13-17	NZD	5,170,000	3,876,241
International Bank for Reconstruction & Development	3.750	01-23-19	AUD	8,355,000	6,865,872
International Bank for Reconstruction & Development	4.500	08-16-16	NZD	16,555,000	12,665,955
International Bank for Reconstruction & Development	4.625	02-26-19	NZD	12,742,000	9,925,975

SEE NOTES TO FINANCIAL STATEMENTS15

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	18,160,000	$14,270,850
International Finance Corp.	3.250	07-22-19	AUD	11,050,000	8,933,190
International Finance Corp.	3.875	02-26-18	NZD	12,705,000	9,643,561
International Finance Corp.	10.000	06-12-17	BRL	15,285,000	5,338,914
JPMorgan Chase & Co.	4.250	11-02-18	NZD	13,905,000	10,524,156
KFW	5.750	05-13-15	AUD	15,350,000	12,071,329
KFW	6.000	01-19-16	AUD	10,200,000	8,238,012
KFW	6.000	08-20-20	AUD	18,700,000	17,175,014
National Australia Bank, Ltd. (S)	2.750	09-28-15		4,200,000	4,251,437
National Australia Bank, Ltd.	6.000	02-15-17	AUD	14,740,000	12,282,324
Oversea-Chinese Banking Corp., Ltd. (4.000% to 10-15-19, then 5 Year U.S. Swap Rate + 2.203%) (S)	4.000	10-15-24		9,920,000	10,256,328
Regions Bank	6.450	06-26-37		1,250,000	1,562,304
Regions Financial Corp.	7.375	12-10-37		3,970,000	5,298,870
Royal Bank of Canada (P)	0.605	03-08-16		8,294,000	8,321,602
Royal Bank of Canada	2.625	12-15-15		12,820,000	13,036,991
Skandinaviska Enskilda Banken AB (P)	0.575	01-04-16		8,025,000	8,034,124
Synovus Financial Corp.	5.125	06-15-17		14,810,000	15,106,200
Synovus Financial Corp.	7.875	02-15-19		5,005,000	5,599,344
The Bank of Nova Scotia	0.535	12-31-15		9,410,000	9,419,777
The Bank of Nova Scotia (P)	0.773	07-15-16		6,725,000	6,757,979
The PNC Financial Services Group, Inc. (P)(Q)	4.481	04-13-15		4,140,000	4,150,350
The Toronto-Dominion Bank (P)	0.424	07-13-16		5,730,000	5,728,992
Westpac Banking Corp.	3.000	12-09-15		15,194,000	15,478,705
Westpac Banking Corp.	5.000	10-21-19	GBP	3,115,000	5,486,663
Westpac Banking Corp.	7.250	02-11-20	AUD	5,300,000	4,920,049
Zions Bancorporation (5.800% to 6-15-23, then 3 month LIBOR + 3.800%) (Q)	5.800	06-15-23		8,290,000	7,916,950
Capital markets 0.6%
Hongkong Land Treasury Services Pte, Ltd.	3.860	12-29-17	SGD	2,500,000	1,884,886
Stifel Financial Corp.	4.250	07-18-24		22,280,000	22,817,616
Temasek Financial I, Ltd.	3.265	02-19-20	SGD	5,250,000	4,027,074
Consumer finance 0.1%
Credit Acceptance Corp.	6.125	02-15-21		3,960,000	3,920,400
Diversified financial services 0.7%
General Electric Capital Australia Funding Pty, Ltd.	5.750	02-17-17	AUD	1,235,000	1,021,071
General Electric Capital Australia Funding Pty, Ltd.	7.000	10-08-15	AUD	5,660,000	4,537,481
General Electric Capital Corp.	4.250	01-17-18	NZD	5,515,000	4,190,818
General Electric Capital Corp.	4.875	04-05-16	SEK	41,000,000	5,158,318

16SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Diversified financial services (continued)
General Electric Capital Corp.	6.250	09-29-20	GBP	2,300,000	$4,305,762
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22		12,685,000	14,936,588
Insurance 1.1%
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		29,455,000	40,795,175
MetLife, Inc.	6.400	12-15-36		5,345,000	6,253,650
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42		5,675,000	6,115,380
Real estate investment trusts 0.8%
American Tower Corp.	4.700	03-15-22		3,195,000	3,413,787
American Tower Corp.	7.000	10-15-17		5,122,000	5,776,966
Corrections Corp. of America	4.125	04-01-20		7,680,000	7,756,800
Crown Castle Towers LLC (S)	4.883	08-15-20		5,791,000	6,323,471
Host Hotels & Resorts LP	5.250	03-15-22		5,035,000	5,550,448
Trust F/1401 (S)	5.250	12-15-24		10,470,000	11,150,550
Real estate management and development 0.5%
CapitaMalls Asia Treasury, Ltd.	3.950	08-24-17	SGD	7,750,000	5,939,735
CBRE Services, Inc.	5.000	03-15-23		8,400,000	8,820,000
Kennedy-Wilson, Inc.	5.875	04-01-24		10,535,000	10,640,350
Health care 5.8%					279,562,697
Health care providers and services 3.2%
Community Health Systems, Inc.	6.875	02-01-22		12,900,000	13,738,500
Community Health Systems, Inc.	7.125	07-15-20		2,170,000	2,319,188
Community Health Systems, Inc.	8.000	11-15-19		7,090,000	7,595,163
DaVita HealthCare Partners, Inc.	5.125	07-15-24		9,280,000	9,628,000
Express Scripts Holding Company	3.500	06-15-24		8,348,000	8,537,116
HCA Holdings, Inc.	6.250	02-15-21		15,533,000	17,008,635
HCA, Inc.	5.000	03-15-24		14,465,000	15,622,200
HCA, Inc.	7.500	02-15-22		13,700,000	16,166,000
HCA, Inc.	8.000	10-01-18		1,635,000	1,908,863
LifePoint Hospitals, Inc.	5.500	12-01-21		32,455,000	34,483,438
Tenet Healthcare Corp.	4.375	10-01-21		17,911,000	17,933,389
UnitedHealth Group, Inc.	0.850	10-15-15		3,130,000	3,138,670
WellCare Health Plans, Inc.	5.750	11-15-20		5,171,000	5,429,550
Pharmaceuticals 2.6%
AbbVie, Inc. (P)	1.015	11-06-15		6,175,000	6,196,594
AbbVie, Inc.	1.200	11-06-15		6,350,000	6,368,250
Endo Finance LLC (S)	5.750	01-15-22		6,925,000	7,297,219
Endo Finance LLC (S)	6.000	02-01-25		3,680,000	3,896,200
Endo Finance LLC (S)	7.250	01-15-22		6,735,000	7,231,706
Forest Laboratories, Inc. (S)	4.875	02-15-21		15,810,000	17,221,896

SEE NOTES TO FINANCIAL STATEMENTS17

	Rate (%)	Maturity date	Par value^		Value
Health care (continued)
Pharmaceuticals (continued)
Forest Laboratories, Inc. (S)	5.000	12-15-21		16,625,000	$18,256,661
Grifols Worldwide Operations, Ltd. (S)	5.250	04-01-22		13,265,000	13,596,625
Mallinckrodt International Finance SA (S)	5.750	08-01-22		10,085,000	10,664,888
Merck & Company, Inc. (P)	0.446	05-18-16		4,755,000	4,762,665
Merck & Company, Inc.	2.250	01-15-16		15,995,000	16,245,850
Valeant Pharmaceuticals International, Inc. (S)	5.500	03-01-23		6,525,000	6,565,781
Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20		240,000	252,300
Valeant Pharmaceuticals International, Inc. (S)	7.500	07-15-21		6,910,000	7,497,350
Industrials 0.6%					27,863,881
Airlines 0.3%
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23		1,235,243	1,426,705
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08-10-22		1,891,012	2,231,394
US Airways 2012-1 Class A Pass Through Trust	5.900	10-01-24		1,824,401	2,088,939
US Airways 2012-1 Class B Pass Through Trust	8.000	10-01-19		5,874,232	6,637,883
Construction and engineering 0.2%
AECOM (S)	5.750	10-15-22		11,404,000	11,945,690
Road and rail 0.1%
Norfolk Southern Corp.	5.750	01-15-16		3,385,000	3,533,270
Information technology 2.1%					99,197,333
Electronic equipment, instruments and components 0.3%
Zebra Technologies Corp. (S)	7.250	10-15-22		13,085,000	14,131,800
IT services 0.6%
IBM Corp. (P)	0.325	02-05-16		5,905,000	5,907,905
IBM Corp.	2.750	12-21-20	GBP	5,515,000	8,882,855
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21		13,790,000	14,272,650
Semiconductors and semiconductor equipment 0.5%
Micron Technology, Inc. (S)	5.250	08-01-23		11,855,000	12,151,375
Micron Technology, Inc.	5.875	02-15-22		11,460,000	12,104,625
Technology hardware, storage and peripherals 0.7%
Apple, Inc.	0.450	05-03-16		5,040,000	5,043,115
Hewlett-Packard Company	2.125	09-13-15		11,995,000	12,079,961
Hewlett-Packard Company	2.650	06-01-16		14,335,000	14,623,047
Materials 3.1%					148,783,027
Chemicals 0.4%
PSPC Escrow Corp. (S)	6.500	02-01-22		7,875,000	8,298,281
W.R. Grace & Co-Conn (S)	5.125	10-01-21		9,400,000	9,729,000
Construction materials 0.8%
Cemex Finance LLC (S)	9.375	10-12-22		9,510,000	10,817,625

18SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Materials (continued)
Construction materials (continued)
Cemex SAB de CV (S)	6.125	05-05-25		21,500,000	$21,526,445
Votorantim Cimentos SA (S)	7.250	04-05-41		7,010,000	7,010,000
Containers and packaging 1.3%
Ball Corp.	4.000	11-15-23		14,130,000	13,882,725
Crown Americas LLC	4.500	01-15-23		11,295,000	11,549,138
Crown Cork & Seal Company, Inc.	7.375	12-15-26		3,329,000	3,786,738
Sealed Air Corp. (S)	4.875	12-01-22		8,620,000	8,878,600
Sealed Air Corp. (S)	5.125	12-01-24		8,620,000	9,007,900
Sealed Air Corp. (S)	6.500	12-01-20		15,235,000	17,256,685
Metals and mining 0.6%
ArcelorMittal	7.500	03-01-41		9,440,000	9,935,600
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22		9,771,000	8,170,999
Rio Tinto Finance USA, Ltd.	7.125	07-15-28		3,065,000	4,113,822
Rio Tinto Finance USA, Ltd.	9.000	05-01-19		1,540,000	1,957,191
Vale Overseas, Ltd.	4.625	09-15-20		2,805,000	2,862,278
Telecommunication services 2.5%					120,166,267
Diversified telecommunication services 2.1%
AT&T, Inc.	0.800	12-01-15		3,497,000	3,498,109
Frontier Communications Corp.	7.125	03-15-19		1,045,000	1,141,663
Frontier Communications Corp.	7.125	01-15-23		10,460,000	10,917,625
Frontier Communications Corp.	9.250	07-01-21		1,815,000	2,119,013
GTP Acquisition Partners I LLC (S)	7.628	06-15-16		3,215,000	3,353,033
HC2 Holdings, Inc. (S)	11.000	12-01-19		26,975,000	27,581,938
T-Mobile USA, Inc.	6.125	01-15-22		16,150,000	16,997,875
T-Mobile USA, Inc.	6.250	04-01-21		5,882,000	6,176,100
T-Mobile USA, Inc.	6.625	04-01-23		3,450,000	3,665,625
T-Mobile USA, Inc.	6.836	04-28-23		3,940,000	4,196,100
Verizon Communications, Inc. (P)(S)	0.435	03-06-15		10,225,000	10,225,000
Verizon Communications, Inc.	5.150	09-15-23		9,880,000	11,332,795
Wireless telecommunication services 0.4%
Rogers Communications, Inc.	6.750	03-15-15		4,255,000	4,265,956
SBA Telecommunications, Inc.	5.750	07-15-20		3,495,000	3,678,488
SBA Tower Trust (S)	5.101	04-17-17		4,191,000	4,389,264
Vodafone Group PLC (P)	0.641	02-19-16		6,625,000	6,627,683
Utilities 2.0%					95,630,516
Electric utilities 0.5%
NRG Yield Operating LLC (S)	5.375	08-15-24		6,000,000	6,330,000
RJS Power Holdings LLC (S)	5.125	07-15-19		15,615,000	15,380,775
Gas utilities 0.0%
Southern Gas Networks PLC	4.875	12-21-20	GBP	805,000	1,414,752

SEE NOTES TO FINANCIAL STATEMENTS19

	Rate (%)	Maturity date	Par value^		Value
Utilities (continued)
Independent power and renewable electricity producers 0.9%
Calpine Corp.	5.750	01-15-25		16,730,000	$17,064,600
Calpine Corp. (S)	5.875	01-15-24		1,541,000	1,671,985
Calpine Corp. (S)	6.000	01-15-22		12,321,000	13,436,051
Dynegy Finance I, Inc. (S)	7.375	11-01-22		6,150,000	6,511,313
Dynegy, Inc.	5.875	06-01-23		5,305,000	5,225,425
Multi-utilities 0.6%
NiSource Finance Corp.	4.800	02-15-44		3,930,000	4,505,136
NiSource Finance Corp.	5.650	02-01-45		7,615,000	9,682,655
Pacific Gas & Electric Company (P)	0.458	05-11-15		14,410,000	14,407,824
Foreign government obligations 19.5%					$937,833,664
(Cost $1,024,603,880)
Australia 2.7%					130,709,293
New South Wales Treasury Corp.	6.000	05-01-20	AUD	37,015,000	34,097,339
Queensland Treasury Corp. (S)	4.000	06-21-19	AUD	29,630,000	24,732,493
Queensland Treasury Corp.	5.500	06-21-21	AUD	10,410,000	9,487,611
Queensland Treasury Corp.	6.000	10-21-15	AUD	27,105,000	21,695,009
Queensland Treasury Corp.	6.000	04-21-16	AUD	49,918,000	40,696,841
Bermuda 0.3%					14,675,450
Government of Bermuda (S)	4.854	02-06-24		13,960,000	14,675,450
Canada 2.1%					98,511,511
Export Development Canada	3.250	08-08-17	AUD	6,135,000	4,907,141
Government of Canada	1.250	02-01-16	CAD	89,505,000	72,057,933
Government of Canada	1.250	03-01-18	CAD	2,905,000	2,378,749
Province of Ontario	6.250	06-16-15	NZD	12,870,000	9,797,559
Province of Ontario	6.250	09-29-20	AUD	5,965,000	5,471,311
Province of Quebec	6.750	11-09-15	NZD	5,060,000	3,898,818
Mexico 0.9%					42,208,879
Government of Mexico	4.750	06-14-18	MXN	161,960,000	10,871,886
Government of Mexico	5.000	06-15-17	MXN	233,003,100	15,914,685
Government of Mexico	8.000	12-07-23	MXN	198,247,500	15,422,308
New Zealand 3.3%					160,512,625
Dominion of New Zealand	5.000	03-15-19	NZD	45,220,000	36,513,885
Dominion of New Zealand	6.000	04-15-15	NZD	25,105,000	19,047,717
Dominion of New Zealand	6.000	12-15-17	NZD	59,260,000	48,150,666
Dominion of New Zealand	6.000	05-15-21	NZD	56,930,000	49,618,012
New Zealand Local Government Funding Agency	6.000	12-15-17	NZD	8,961,000	7,182,345
Norway 1.6%					77,548,452
Government of Norway	3.750	05-25-21	NOK	69,690,000	10,537,067
Government of Norway	4.500	05-22-19	NOK	278,533,000	41,794,138

20SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Norway (continued)
Government of Norway	5.000	05-15-15	NOK	191,822,000	$25,217,247
Peru 0.2%					11,094,106
Republic of Peru	7.350	07-21-25		8,135,000	11,094,106
Philippines 1.9%					91,206,073
Republic of Philippines	4.950	01-15-21	PHP	659,000,000	15,843,502
Republic of Philippines	5.875	12-16-20	PHP	321,278,240	8,195,116
Republic of Philippines	6.250	01-14-36	PHP	895,000,000	23,851,780
Republic of Philippines	6.500	04-28-21	PHP	792,600,000	21,031,135
Republic of Philippines	7.375	03-03-21	PHP	313,800,000	8,581,060
Republic of Philippines	8.125	12-16-35	PHP	419,020,160	13,703,480
Singapore 1.7%					81,468,335
Republic of Singapore	2.375	04-01-17	SGD	36,300,000	27,384,985
Republic of Singapore	2.500	06-01-19	SGD	10,700,000	8,166,451
Republic of Singapore	2.875	07-01-15	SGD	27,350,000	20,205,185
Republic of Singapore	3.250	09-01-20	SGD	32,710,000	25,711,714
South Korea 2.0%					93,931,337
Korea Treasury Bond Coupon Strips	3.286	09-10-18	KRW	654,810,000	554,580
Korea Treasury Bond Coupon Strips	3.287	03-10-18	KRW	654,810,000	560,781
Korea Treasury Bond Coupon Strips	3.296	03-10-17	KRW	654,810,000	572,810
Korea Treasury Bond Coupon Strips	3.297	09-10-17	KRW	654,810,000	566,760
Korea Treasury Bond Coupon Strips	3.309	09-10-16	KRW	654,810,000	578,626
Korea Treasury Bond Coupon Strips	3.315	03-10-16	KRW	654,810,000	584,683
Korea Treasury Bond Coupon Strips	3.326	09-10-15	KRW	654,810,000	590,485
Korea Treasury Bond Coupon Strips	3.327	03-10-15	KRW	654,810,000	596,411
Korea Treasury Bond Principal Strips	3.286	09-10-18	KRW	22,776,000,000	19,289,739
Republic of Korea	3.250	06-10-15	KRW	19,800,000,000	18,099,948
Republic of Korea	3.500	03-10-17	KRW	36,660,000,000	34,374,625
Republic of Korea	4.000	03-10-16	KRW	18,900,000,000	17,561,889
Sweden 1.6%					77,466,888
Kingdom of Sweden	1.500	11-13-23	SEK	89,440,000	11,540,195
Kingdom of Sweden	3.000	07-12-16	SEK	176,150,000	22,026,251
Kingdom of Sweden	3.750	08-12-17	SEK	177,800,000	23,367,062
Kingdom of Sweden	5.000	12-01-20	SEK	134,390,000	20,533,380
Thailand 1.2%					58,500,715
Kingdom of Thailand	3.250	06-16-17	THB	1,844,000,000	58,500,715
Capital preferred securities 1.5%					$74,059,888
(Cost $73,345,298)
Financials 1.5%					74,059,888
Banks 1.5%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	03-30-15		19,100,000	15,280,000

SEE NOTES TO FINANCIAL STATEMENTS21

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
JPMorgan Chase Capital XXIII (P)	1.257	05-15-47	10,121,000	$7,944,985
M&T Capital Trust III	9.250	02-01-27	480,000	484,872
SunTrust Preferred Capital I (P)(Q)	4.000	04-13-15	9,340,000	7,518,700
USB Capital IX (P)(Q)	3.500	04-13-15	18,299,000	15,418,737
Wachovia Capital Trust III (P)(Q)	5.569	04-13-15	27,585,000	27,412,594
Convertible bonds 1.8%				$85,814,978
(Cost $71,030,248)
Consumer discretionary 0.2%				11,188,188
Household durables 0.1%
Lennar Corp. (S)	2.750	12-15-20	2,500,000	5,645,313
Internet and catalog retail 0.1%
Liberty Interactive LLC	0.750	03-30-43	3,900,000	5,542,875
Consumer staples 0.1%				6,898,865
Tobacco 0.1%
Vector Group, Ltd. (P)	2.500	01-15-19	4,745,000	6,898,865
Financials 0.3%				12,849,638
Thrifts and mortgage finance 0.3%
MGIC Investment Corp.	2.000	04-01-20	9,065,000	12,849,638
Health care 0.5%				23,977,331
Health care providers and services 0.5%
Anthem, Inc.	2.750	10-15-42	9,319,000	18,317,659
HealthSouth Corp.	2.000	12-01-43	4,675,000	5,659,672
Industrials 0.4%				18,825,750
Machinery 0.2%
Trinity Industries, Inc.	3.875	06-01-36	5,385,000	8,027,016
Trading companies and distributors 0.2%
Air Lease Corp.	3.875	12-01-18	7,425,000	10,798,734
Information technology 0.3%				12,075,206
Semiconductors and semiconductor equipment 0.3%
Intel Corp.	3.250	08-01-39	7,310,000	12,075,206
Term loans (M) 10.7%				$514,347,739
(Cost $515,736,329)
Consumer discretionary 2.6%				124,328,718
Automobiles 0.3%
FCA US LLC	3.250	12-31-18	16,851,543	16,805,202
Hotels, restaurants and leisure 1.1%
Four Seasons Holdings, Inc.	3.500	06-27-20	14,827,512	14,753,374
Hilton Worldwide Finance LLC	3.500	10-26-20	15,475,485	15,448,883

22SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Restaurant Brands International, Inc.	4.500	12-12-21	20,320,000	$20,393,376
Media 0.6%
CCO Safari LLC	4.250	09-12-21	11,300,000	11,373,766
Univision Communications, Inc.	4.000	03-01-20	8,562,370	8,534,945
Virgin Media Investment Holdings, Ltd.	3.500	06-07-20	8,910,000	8,887,725
Multiline retail 0.3%
Hudson's Bay Company	4.750	11-04-20	5,491,402	5,507,706
Lands' End, Inc.	4.250	04-04-21	7,084,394	6,789,208
Specialty retail 0.3%
The Men's Wearhouse, Inc.	4.500	06-18-21	15,745,962	15,834,533
Consumer staples 1.1%				55,461,888
Food and staples retailing 0.7%
Aramark Services, Inc.	3.250	02-24-21	22,855,895	22,720,200
SUPERVALU, Inc.	4.500	03-21-19	11,592,092	11,601,749
Food products 0.4%
HJ Heinz Company	3.500	06-05-20	21,122,344	21,139,939
Financials 1.0%				47,600,540
Capital markets 0.2%
La Quinta Intermediate Holdings LLC	4.000	04-14-21	8,111,037	8,095,829
Insurance 0.3%
HUB International, Ltd.	4.250	10-02-20	17,373,539	17,156,370
Real estate investment trusts 0.5%
Crown Castle Operating Company	3.000	01-31-21	22,443,727	22,348,341
Health care 2.5%				119,023,258
Health care equipment and supplies 0.5%
Biomet, Inc.	3.671	07-25-17	22,073,292	22,042,633
Health care providers and services 0.7%
Catalent Pharma Solutions, Inc.	4.250	05-20-21	6,544,585	6,556,273
Community Health Systems, Inc.	4.250	01-27-21	19,595,183	19,638,723
Kindred Healthcare, Inc.	4.250	04-09-21	6,283,425	6,265,096
Pharmaceuticals 1.3%
Endo Luxembourg Finance I Company Sarl	3.250	03-01-21	12,664,400	12,636,703
Grifols Worldwide Operations USA, Inc.	3.172	02-27-21	16,402,854	16,363,717
Mallinckrodt International Finance SA	3.250	03-19-21	29,039,866	28,822,067
Valeant Pharmaceuticals International, Inc.	3.500	08-05-20	6,719,043	6,698,046
Industrials 1.3%				62,161,902
Aerospace and defense 0.2%
B/E Aerospace, Inc.	4.000	12-16-21	12,075,000	12,108,206

SEE NOTES TO FINANCIAL STATEMENTS23

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Airlines 0.5%
Delta Air Lines, Inc.	3.250	04-20-17	13,936,674	$13,925,789
US Airways, Inc.	3.500	05-23-19	11,350,100	11,279,162
Construction and engineering 0.3%
AECOM	3.750	10-15-21	12,661,157	12,721,297
Trading companies and distributors 0.3%
American Builders & Contractors Supply Company, Inc.	3.500	04-16-20	12,225,250	12,127,448
Information technology 0.6%				30,911,009
Electronic equipment, instruments and components 0.3%
Dell International LLC	4.500	04-29-20	16,571,813	16,633,957
Software 0.3%
First Data Corp.	3.672	03-24-18	5,223,092	5,212,213
First Data Corp.	4.172	03-24-21	1,892,705	1,895,544
IMS Health, Inc.	3.500	03-17-21	7,220,438	7,169,295
Materials 0.5%				23,568,887
Containers and packaging 0.5%
Berry Plastics Group, Inc.	3.500	02-08-20	16,738,996	16,642,747
Crown Americas LLC (T)	TBD	10-22-21	6,865,000	6,926,140
Telecommunication services 0.1%				5,343,698
Wireless telecommunication services 0.1%
SBA Senior Finance II LLC	3.250	03-24-21	5,382,950	5,343,698
Utilities 1.0%				45,947,839
Electric utilities 0.7%
ExGen Texas Power LLC	5.750	09-16-21	13,961,111	13,961,111
La Frontera Generation LLC	4.500	09-30-20	16,385,797	16,317,517
Independent power and renewable electricity producers 0.3%
Dynegy, Inc.	4.000	04-23-20	15,750,151	15,669,211
Collateralized mortgage obligations 6.1%				$292,801,783
(Cost $292,088,800)
Commercial and residential 5.7%				273,119,138
Adjustable Rate Mortgage Trust Series 2004-5, Class 2A1 (P)	2.674	04-25-35	2,827,808	2,819,616
American Home Mortgage Assets Trust Series 2006-6, Class XP IO	2.228	12-25-46	26,735,340	2,358,568
Americold 2010 LLC Trust Series 2010-ARTA, Class D (S)	7.443	01-14-29	5,435,000	6,220,352
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.763	05-10-45	3,540,000	3,730,948
Series 2006-4, Class AM	5.675	07-10-46	6,875,000	7,286,366

24SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Banc of America Funding Trust Series 2005-B, Class 3A1B (P)	0.483	04-20-35	10,248,437	$9,812,643
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.708	01-25-35	3,099,692	3,078,044
Series 2005-2, Class A1 (P)	2.680	03-25-35	3,180,857	3,212,274
Series 2005-5, Class A2 (P)	2.320	08-25-35	4,431,724	4,456,515
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1 (P)	0.871	01-25-35	2,647,714	2,588,308
Series 2004-13, Class A1 (P)	0.911	11-25-34	4,789,906	4,753,086
Series 2004-8, Class 1A (P)	0.871	09-25-34	863,788	837,351
Series 2005-7, Class 11A1 (P)	0.711	08-25-35	2,265,681	2,102,468
BWAY Mortgage Trust Series 2015-1740, Class D (P) (S)	3.787	01-13-35	3,320,000	3,291,872
Carefree Portfolio Trust Series 2014-CARE, Class E (P) (S)	4.172	11-15-19	6,175,000	6,190,456
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.172	12-15-27	8,950,000	8,959,048
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	2.466	02-25-37	2,860,271	2,857,165
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.795	12-10-49	3,930,000	4,272,794
Series 2014-PAT, Class E (P) (S)	3.321	08-13-27	3,230,000	3,202,590
Series 2014-TWC, Class D (P) (S)	2.417	02-13-32	8,060,000	8,051,327
DSLA Mortgage Loan Trust
Series 2004-AR1 Class X2 IO	1.916	09-19-44	19,931,593	1,202,407
Series 2005-AR2, Class X2 IO	2.642	03-19-45	43,446,597	3,566,948
GAHR Commericial Mortgage Trust Series 2015-NRF, Class EFX (S)	3.382	12-15-19	7,125,000	6,680,181
GRACE Mortgage Trust Series 2014-GRCE, Class F (P) (S)	3.590	06-10-28	5,350,000	5,170,593
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	5.877	07-10-38	5,674,000	5,953,064
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (P)	2.595	05-25-34	5,758,475	5,691,164
HarborView Mortgage Loan Trust
Series 2004-5, Class 2A-6 (P)	2.217	06-19-34	4,712,620	4,676,762
Series 2004-7, Class 4A (P)	2.638	11-19-34	4,916,448	4,898,670
Series 2005-2, Class IX IO	2.181	05-19-35	11,735,065	780,945
Series 2005-9, Class 2A1A (P)	0.513	06-20-35	3,552,195	3,390,194
Series 2005-9, Class 2A1C (P)	0.623	06-20-35	2,487,676	2,278,030
Series 2005-8, Class 1X IO	2.083	09-19-35	4,438,172	232,707
Series 2007-3, Class ES IO (S)	0.350	05-19-47	11,390,653	121,026
Series 2007-4, Class ES IO	0.350	07-19-47	11,905,589	119,056
Series 2007-6, Class ES IO (S)	0.343	08-19-37	9,382,862	99,693
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	3.921	11-05-30	5,651,642	5,651,953

SEE NOTES TO FINANCIAL STATEMENTS25

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.044	10-25-36	20,846,308	$1,817,221
Series 2005-AR18, Class 2X IO	1.686	10-25-36	16,606,791	665,188
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5, Class AM (P)	5.270	12-15-44	4,175,000	4,288,310
Series 2006-LDP7, Class AM (P)	5.875	04-15-45	8,081,000	8,514,748
Series 2007-CB18, Class A4	5.440	06-12-47	3,996,951	4,230,861
Series 2014-INN, Class F (P) (S)	4.173	06-15-29	3,395,000	3,406,207
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM	5.413	09-15-39	5,120,000	5,410,207
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.164	12-25-34	1,893,154	1,845,827
Series 2005-A2, Class A2 (P)	2.463	02-25-35	4,758,675	4,768,925
Series 2006-3, Class 2A1 (P)	2.330	10-25-36	1,873,135	1,834,191
Series 2007-1, Class 2A1 (P)	2.484	01-25-37	9,001,085	8,850,650
Merrill Lynch Mortgage Trust Series 2005-LC1, Class AM (P)	5.307	01-12-44	5,425,000	5,588,754
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 (P)	5.414	07-12-46	2,764,325	2,896,261
Morgan Stanley Capital I Trust
Series 2007-IQ13, Class A4	5.364	03-15-44	3,940,000	4,195,166
Series 2014-150E, Class F (P) (S)	4.295	09-09-32	6,185,000	5,925,007
Morgan Stanley Mortgage Loan Trust
Series 2004-8AR, Class 4A1 (P)	2.418	10-25-34	1,424,527	1,410,397
Series 2004-9, Class 1A (P)	5.609	11-25-34	1,912,258	1,982,702
Opteum Mortgage Acceptance Corp. Trust Series 2005-4, Class 1APT (P)	0.481	11-25-35	3,032,711	2,846,948
Queens Center Mortgage Trust Series 2013-QCA, Class D (P) (S)	3.474	01-11-37	4,805,000	4,678,662
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.388	01-05-35	5,630,000	5,194,520
Structured Asset Securities Corp. Series 2003-7A, Class 3A6 (P)	2.471	12-25-33	3,135,810	3,082,527
WaMu Mortgage Pass Through Certificates
Series 2004-AR14, Class A1 (P)	2.393	01-25-35	5,164,709	5,196,364
Series 2005-AR19, Class A1A2 (P)	0.461	12-25-45	4,671,599	4,261,442
Series 2005-AR2, Class 2A1B (P)	0.541	01-25-45	5,648,179	5,191,043
Series 2005-AR2, Class 2A2B (P)	0.551	01-25-45	3,924,374	3,610,055
Series 2005-AR3, Class A2 (P)	2.396	03-25-35	4,943,651	4,943,938
Series 2005-AR6, Class 2A1A (P)	0.401	04-25-45	9,306,146	8,653,032
Series 2005-AR8, Class 2AB2 (P)	0.591	07-25-45	4,371,101	4,035,256
Series 2005-AR8, Class 2AB3 (P)	0.531	07-25-45	3,158,473	2,899,247
Wells Fargo Commercial Mortgage Trust Series 2013-BTC, Class E (P) (S)	3.550	04-16-35	7,406,403	6,893,984

26SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2004-Z, Class 2A1 (P)	2.614	12-25-34	3,389,134	$3,406,314
U.S. Government Agency 0.4%				19,682,645
Federal Home Loan Mortgage Corp.
Series 2014-DN2, Class M2 (P)	1.821	04-25-24	3,490,000	3,441,803
Series 291, Class IO	3.500	11-15-32	12,959,255	2,396,940
Series 292, Class IO	3.500	11-15-27	8,642,643	1,293,225
Series 296, Class IO	3.000	12-15-27	6,693,571	767,622
Series 304, Class C42 IO	4.000	12-15-27	13,488,750	1,596,026
Series 4077, Class IK IO	5.000	07-15-42	9,879,345	2,144,179
Federal National Mortgage Association
Series 2012-118, Class AI IO	3.500	11-25-37	11,958,578	1,230,370
Series 2013-39, Class KI IO	4.000	05-25-28	18,410,564	2,051,728
Series 402, Class 3 IO	4.000	11-25-39	932,003	151,356
Series 402, Class 4 IO	4.000	10-25-39	1,432,738	231,824
Series 402, Class 7 IO	4.500	11-25-39	2,002,846	340,160
Series 406, Class 3 IO	4.000	01-25-41	4,913,999	876,382
Series 407, Class 4 IO	4.500	03-25-41	7,678,811	1,514,250
Series 407, Class 7 IO	5.000	03-25-41	5,356,514	1,107,274
Series 407, Class 8 IO	5.000	03-25-41	2,684,677	539,506
Asset backed securities 1.8%				$88,448,129
(Cost $87,386,343)
Applebee's/IHOP Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	13,338,000	13,612,523
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	23,730,288	24,339,183
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980	02-20-45	28,000,000	28,158,676
Home Equity Asset Trust Series 2003-1, Class M1 (P)	1.671	06-25-33	1,837,085	1,766,542
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	0.846	03-25-35	6,750,000	6,400,742
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438	05-20-41	3,231,273	3,402,282
Specialty Underwriting & Residential Finance Trust Series 2006-BC1, Class A2D (P)	0.471	12-25-36	4,492,523	4,349,800
Structured Asset Investment Loan Trust Series 2005-2, Class M2 (P)	0.906	03-25-35	6,958,500	6,418,381

SEE NOTES TO FINANCIAL STATEMENTS27

	Shares	Value
Common stocks 3.2%		$152,507,272
(Cost $131,783,327)
Consumer discretionary 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (I)	110,794	0
Financials 3.2%		152,507,272
Banks 2.6%
Avenue Financial Holdings (I)	4,480	4,480,000
Comerica, Inc.	101,910	4,665,440
Commerce Bancshares, Inc.	197,071	8,182,388
Cullen/Frost Bankers, Inc.	64,553	4,376,693
First Republic Bank	94,975	5,413,575
Investors Bancorp, Inc.	634,693	7,286,276
Park National Corp.	61,349	5,222,027
Prosperity Bancshares, Inc.	84,913	4,392,549
SunTrust Banks, Inc.	328,570	13,471,370
SVB Financial Group (I)	40,766	5,010,141
Synovus Financial Corp.	331,578	9,280,868
Talmer Bancorp, Inc., Class A	831,216	11,745,082
TCF Financial Corp.	565,500	8,872,695
The PNC Financial Services Group, Inc.	144,725	13,308,911
U.S. Bancorp	301,525	13,451,030
Union Bankshares Corp.	226,562	4,954,911
Capital markets 0.1%
Ares Capital Corp.	272,500	4,714,250
Consumer finance 0.3%
Capital One Financial Corp.	168,445	13,258,306
Insurance 0.2%
MetLife, Inc.	205,012	10,420,760
Preferred securities 8.4%		$402,265,907
(Cost $384,950,787)
Consumer staples 0.7%		31,776,482
Food products 0.7%
Post Holdings, Inc., 5.250%	176,400	17,408,916
Tyson Foods, Inc., 4.750%	282,548	14,367,566
Financials 4.3%		207,284,142
Banks 2.6%
First Niagara Financial Group, Inc. (8.6250% to 12-15-17, then 3 month LIBOR + 7.3270%)	174,825	4,748,247
First Tennessee Bank NA, 3.750% (S)	17,017	12,242,668
HSBC USA, Inc., 3.500%	354,999	7,866,778
Huntington Bancshares, Inc., 8.500%	10,400	14,248,000

28SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
M&T Bank Corp., Series A, 6.375%	12,010	$11,985,980
Regions Financial Corp., 6.375%	368,015	9,237,177
SunTrust Banks, Inc., 4.000%	309,575	7,160,470
U.S. Bancorp, 3.500%	18,232	14,950,240
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	426,925	12,735,173
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	227,445	5,877,179
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	298,939	8,331,430
Zions Bancorporation, 7.900%	297,475	8,284,679
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	187,240	5,066,714
Diversified financial services 0.2%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	401,950	10,462,759
Insurance 0.2%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	333,700	10,097,762
Real estate investment trusts 1.3%
American Tower Corp., 5.250%	116,665	12,313,991
Crown Castle International Corp., 4.500%	201,152	21,422,688
Weyerhaeuser Company, 6.375%	518,550	30,252,207
Health care 0.3%		13,774,050
Pharmaceuticals 0.3%
Actavis PLC, 5.500%	13,425	13,774,050
Industrials 0.6%		30,752,104
Aerospace and defense 0.3%
United Technologies Corp., 7.500%	229,596	14,625,265
Machinery 0.3%
Stanley Black & Decker, Inc., 6.250%	139,820	16,126,839
Materials 0.3%		12,988,435
Metals and mining 0.3%
Alcoa, Inc., 5.375%	208,770	10,104,468
ArcelorMittal, 6.000%	165,650	2,883,967
Utilities 2.2%		105,690,694
Electric utilities 1.0%
Exelon Corp., 6.500%	495,563	24,579,925
NextEra Energy, Inc., 5.799%	61,330	3,498,263
NextEra Energy, Inc., 5.889%	217,885	14,173,419

SEE NOTES TO FINANCIAL STATEMENTS29

			Shares	Value
Utilities (continued)
Electric utilities (continued)
	SCE Trust I, 5.625%		190,505	$4,844,542
Gas utilities 0.3%
	The Laclede Group, Inc., 6.750%		263,172	14,645,522
Multi-utilities 0.9%
	Dominion Resources, Inc., 6.000%		319,210	18,431,185
	Dominion Resources, Inc., 6.375%		414,519	20,966,371
	Integrys Energy Group, Inc. (6.000% to 8-1-23, then 3 month LIBOR + 3.220%)		166,294	4,551,467
	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$8,225
(Cost $50)
Consumer discretionary 0.0%				8,225
Auto components 0.0%
Lear Corp., Series B (I)	8.750	12-01-16	940,000	8,225
			Notional par	Value
Purchased options 0.5%				$22,187,109
(Cost $27,749,367)
Call options 0.2%				10,810,834
Over the Counter on the AUD vs. NZD (Expiration Date: 1-19-16; Strike Price: AUD 1.12; Counterparty: Deutsche Bank Securities) (I)			178,055,000	1,086,623
Over the Counter on the AUD vs. NZD (Expiration Date: 1-19-16; Strike Price: AUD 1.13; Counterparty: Deutsche Bank Securities) (I)			81,785,000	459,618
Over the Counter on the USD vs. CAD (Expiration Date: 1-25-16; Strike Price: $1.35; Counterparty: Toronto-Dominion Bank) (I)			81,790,000	1,088,870
Over the Counter on the USD vs. CAD (Expiration Date: 11-10-15; Strike Price: $1.35; Counterparty: Deutsche Bank Securities) (I)			122,685,000	1,235,315
Over the Counter on the USD vs. CAD (Expiration Date: 2-24-16; Strike Price: $1.35; Counterparty: The Goldman Sachs & Company) (I)			297,045,000	4,313,687
Over the Counter on the USD vs. CAD (Expiration Date: 8-7-15; Strike Price: $1.30; Counterparty: Morgan Stanley & Comapny, Inc.) (I)			122,655,000	1,439,602
Over the Counter on the USD vs. CAD (Expiration Date: 9-3-15; Strike Price: $1.30; Counterparty: Goldman Sachs & Company) (I)			89,190,000	1,187,119
Put options 0.3%				11,376,275
Over the Counter on the EUR vs. USD (Expiration Date: 7-25-16; Strike Price: EUR 1.00; Counterparty: Deutsche Bank Securities) (I)			368,035,000	5,111,878
Over the Counter on the USD vs. GBP (Expiration Date: 3-1-16; Strike Price: GBP 1.47; Counterparty: Standard Chartered Bank) (I)			170,900,000	5,458,902
Over the Counter on the USD vs. NZD (Expiration Date: 8-6-16; Strike Price: NZD 0.68; Counterparty: Standard Chartered Bank) (I)			122,685,000	805,495

30SEE NOTES TO FINANCIAL STATEMENTS

	Par value	Value
Short-term investments 2.5%		$120,282,332
(Cost $120,282,332)
Repurchase agreement 2.5%		120,282,332
Barclays Tri-Party Repurchase Agreement dated 2-27-15 at 0.040% to be repurchased at $119,871,400 on 3-2-15, collateralized by $15,935,800 U.S. Treasury Inflation Indexed Bonds, 1.375% due 2-15-44 (valued at $18,919,489, including interest) and $89,597,800 U.S. Treasury Inflation Indexed Notes, 0.125% - 2.500% due 7-15-15 to 7-15-24 (valued at $103,349,378, including interest)	119,871,000	119,871,000
Repurchase Agreement with State Street Corp. dated 2-27-15 at 0.000% to be repurchased at $411,332 on 3-2-15, collateralized by $412,300 U.S. Treasury Notes, 1.500% due 8-31-18 (valued at $416,547, including interest)	411,332	411,332
Total investments (Cost $4,728,754,047)† 98.5%		$4,729,091,513
Other assets and liabilities, net 1.5%		$73,625,170
Total net assets 100.0%		$4,802,716,683

SEE NOTES TO FINANCIAL STATEMENTS31

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
TBD	To Be Determined
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $791,683,652 or 16.5% of the fund's net assets as of 2-28-15.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $4,752,518,414. Net unrealized depreciation aggregated $23,426,901, of which $154,506,275 related to appreciated investment securities and $177,933,176 related to depreciated investment securities.

32SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

Assets
Investments, at value (Cost $4,728,754,047)	$4,729,091,513
Cash	31,372,913
Foreign currency, at value (Cost $2,910,073)	2,901,799
Cash held at broker for forward foreign currency contracts	2,320,000
Receivable for investments sold	23,913,711
Receivable for fund shares sold	27,652,394
Receivable for forward foreign currency exchange contracts	7,079,272
Dividends and interest receivable	44,214,406
Other receivables and prepaid expenses	123,296
Total assets	4,868,669,304
Liabilities
Payable for investments purchased	53,954,703
Payable for forward foreign currency exchange contracts	2,739,047
Payable for fund shares repurchased	7,277,736
Distributions payable	722,829
Payable to affiliates
Accounting and legal services fees	87,985
Transfer agent fees	619,917
Distribution and service fees	3,395
Trustees' fees	1,773
Other liabilities and accrued expenses	545,236
Total liabilities	65,952,621
Net assets	$4,802,716,683
Net assets consist of
Paid-in capital	$4,724,942,764
Undistributed net investment income	12,928,790
Accumulated net realized gain (loss) on investments, futures contracts and foreign currency transactions	61,003,331
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	3,841,798
Net assets	$4,802,716,683

SEE NOTES TO FINANCIAL STATEMENTS33

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($1,123,093,203 ÷ 101,754,460 shares)[1]	$11.04
Class C ($460,668,204 ÷ 41,738,392 shares)[1]	$11.04
Class I ($1,633,826,575 ÷ 148,008,597 shares)	$11.04
Class R2 ($12,552,530 ÷ 1,136,560 shares)	$11.04
Class R6 ($8,435,623 ÷ 763,905 shares)	$11.04
Class NAV ($1,564,140,548 ÷ 141,774,272 shares)	$11.03
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$11.50

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

34SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the six months ended 2-28-15 (unaudited)

Investment income
Interest	$89,722,013
Dividends	12,058,599
Less foreign taxes withheld	(481,069)
Total investment income	101,299,543
Expenses
Investment management fees	14,678,618
Distribution and service fees	3,903,244
Accounting and legal services fees	265,802
Transfer agent fees	1,820,676
Trustees' fees	32,898
State registration fees	87,825
Printing and postage	106,354
Professional fees	72,723
Custodian fees	432,266
Registration and filing fees	18,240
Expense recapture	68,945
Other	28,383
Total expenses	21,515,974
Less expense reductions	(704,695)
Net expenses	20,811,279
Net investment income	80,488,264
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments and foreign currency transactions	186,304,894
Futures contracts	(28,111,287)
158,193,607
Change in net unrealized appreciation (depreciation) of
Investments and translation of assets and liabilities in foreign currencies	(131,949,196)
Futures contracts	4,094,802
(127,854,394)
Net realized and unrealized gain	30,339,213
Increase in net assets from operations	$110,827,477

SEE NOTES TO FINANCIAL STATEMENTS35

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$80,488,264	$162,085,638
Net realized gain (loss)	158,193,607	(68,923,386)
Change in net unrealized appreciation (depreciation)	(127,854,394)	199,138,140
Increase in net assets resulting from operations	110,827,477	292,300,392
Distributions to shareholders
From net investment income
Class A	(18,870,975)	(48,264,398)
Class C	(6,234,047)	(14,724,374)
Class I	(29,132,401)	(52,527,144)
Class R2	(167,516)	(238,142)
Class R6	(84,005)	(29,227)
Class NAV	(29,509,572)	(63,643,727)
From net realized gain
Class A	—	(13,385,823)
Class C	—	(4,904,503)
Class I	—	(12,560,004)
Class R2	—	(65,897)
Class R6	—	(7,124)
Class NAV	—	(15,406,025)
Total distributions	(83,998,516)	(225,756,388)
From fund share transactions	158,291,032	502,837,512
Total increase	185,119,993	569,381,516
Net assets
Beginning of period	4,617,596,690	4,048,215,174
End of period	$4,802,716,683	$4,617,596,690
Undistributed net investment income	$12,928,790	$16,439,042

36SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10	[2]
Per share operating performance
Net asset value, beginning of period	$10.98		$10.80	$10.94	$10.75	$10.53	$10.25
Net investment income[3]	0.18		0.39	0.45	0.51	0.58	0.43
Net realized and unrealized gain (loss) on investments	0.07		0.35	(0.09)	0.28	0.34	0.33
Total from investment operations	0.25		0.74	0.36	0.79	0.92	0.76
Less distributions
From net investment income	(0.19)		(0.44)	(0.50)	(0.60)	(0.70)	(0.48)
From net realized gain	—		(0.12)	—	—	—	—
Total distributions	(0.19)		(0.56)	(0.50)	(0.60)	(0.70)	(0.48)
Net asset value, end of period	$11.04		$10.98	$10.80	$10.94	$10.75	$10.53
Total return (%)[4,5]	2.29	[6]	7.03	3.29	7.61	8.80	7.53	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,123		$1,111	$1,213	$891	$636	$120
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	[7]	1.18	1.19	1.26	1.23	1.26	[7]
Expenses including reductions	1.09	[7]	1.17	1.17	1.17	1.17	1.17	[7]
Net investment income	3.32	[7]	3.58	4.05	4.82	5.28	6.33	[7]
Portfolio turnover (%)	20		48	41	29	40	49	[8]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class A shares is 1-4-10.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

SEE NOTES TO FINANCIAL STATEMENTS37

Class C Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10	[2]
Per share operating performance
Net asset value, beginning of period	$10.98		$10.80	$10.94	$10.74	$10.53	$10.25
Net investment income[3]	0.14		0.32	0.37	0.44	0.50	0.38
Net realized and unrealized gain (loss) on investments	0.07		0.34	(0.08)	0.28	0.33	0.33
Total from investment operations	0.21		0.66	0.29	0.72	0.83	0.71
Less distributions
From net investment income	(0.15)		(0.36)	(0.43)	(0.52)	(0.62)	(0.43)
From net realized gain	—		(0.12)	—	—	—	—
Total distributions	(0.15)		(0.48)	(0.43)	(0.52)	(0.62)	(0.43)
Net asset value, end of period	$11.04		$10.98	$10.80	$10.94	$10.74	$10.53
Total return (%)[4,5]	1.93	[6]	6.28	2.56	6.96	7.93	6.99	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$461		$458	$434	$291	$168	$38
Ratios (as a percentage of average net assets):
Expenses before reductions	1.82	[7]	1.88	1.90	1.96	1.95	1.99	[7]
Expenses including reductions	1.79	[7]	1.87	1.87	1.87	1.87	1.87	[7]
Net investment income	2.62	[7]	2.88	3.33	4.10	4.57	5.63	[7]
Portfolio turnover (%)	20		48	41	29	40	49	[8]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class C shares is 1-4-10.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

38SEE NOTES TO FINANCIAL STATEMENTS

Class I Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10	[2]
Per share operating performance
Net asset value, beginning of period	$10.98		$10.80	$10.94	$10.75	$10.54	$10.25
Net investment income[3]	0.20		0.43	0.49	0.55	0.61	0.46
Net realized and unrealized gain (loss) on investments	0.06		0.35	(0.09)	0.27	0.34	0.33
Total from investment operations	0.26		0.78	0.40	0.82	0.95	0.79
Less distributions
From net investment income	(0.20)		(0.48)	(0.54)	(0.63)	(0.74)	(0.50)
From net realized gain	—		(0.12)	—	—	—	—
Total distributions	(0.20)		(0.60)	(0.54)	(0.63)	(0.74)	(0.50)
Net asset value, end of period	$11.04		$10.98	$10.80	$10.94	$10.75	$10.54
Total return (%)[4]	2.45	[5]	7.40	3.65	7.94	9.09	7.83	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1,634		$1,506	$1,055	$723	$442	$40
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	[6]	0.83	0.83	0.86	0.82	0.85	[6]
Expenses including reductions	0.77	[6]	0.82	0.82	0.86	0.82	0.85	[6]
Net investment income	3.64	[6]	3.92	4.38	5.11	5.57	6.69	[6]
Portfolio turnover (%)	20		48	41	29	40	49	[7]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class I shares is 1-4-10.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-09 to 8-31-10.

SEE NOTES TO FINANCIAL STATEMENTS39

Class R2 Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$10.99		$10.81	$10.94	$10.88
Net investment income[3]	0.18		0.39	0.41	0.23
Net realized and unrealized gain (loss) on investments	0.05		0.34	(0.04)	0.07
Total from investment operations	0.23		0.73	0.37	0.30
Less distributions
From net investment income	(0.18)		(0.43)	(0.50)	(0.24)
From net realized gain	—		(0.12)	—	—
Total distributions	(0.18)		(0.55)	(0.50)	(0.24)
Net asset value, end of period	$11.04		$10.99	$10.81	$10.94
Total return (%)[4]	2.16	[5]	6.97	3.34	2.83	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$13		$8	$5	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	[7]	1.69	2.33	17.19	[7]
Expenses including reductions	1.17	[7]	1.22	1.22	1.22	[7]
Net investment income	3.25	[7]	3.52	3.85	4.27	[7]
Portfolio turnover (%)	20		48	41	29	[8]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

40SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$10.98		$10.80	$10.94	$10.74
Net investment income[3]	0.21		0.43	0.48	0.55
Net realized and unrealized gain (loss) on investments	0.06		0.35	(0.08)	0.28
Total from investment operations	0.27		0.78	0.40	0.83
Less distributions
From net investment income	(0.21)		(0.48)	(0.54)	(0.63)
From net realized gain	—		(0.12)	—	—
Total distributions	(0.21)		(0.60)	(0.54)	(0.63)
Net asset value, end of period	$11.04		$10.98	$10.80	$10.94
Total return (%)[4]	2.50	[5]	7.39	3.65	8.08
Ratios and supplemental data
Net assets, end of period (in millions)	$8		$1	$1	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	0.98	[7]	3.72	6.45	18.33
Expenses including reductions	0.65	[7]	0.83	0.83	0.83
Net investment income	3.80	[7]	3.91	4.38	5.19
Portfolio turnover (%)	20		48	41	29

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS41

Class NAV Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10
Per share operating performance
Net asset value, beginning of period	$10.97		$10.80	$10.94	$10.74	$10.53	$9.76
Net investment income[2]	0.20		0.45	0.51	0.56	0.64	0.80
Net realized and unrealized gain (loss) on investments	0.07		0.33	(0.09)	0.28	0.32	0.77
Total from investment operations	0.27		0.78	0.42	0.84	0.96	1.57
Less distributions
From net investment income	(0.21)		(0.49)	(0.56)	(0.64)	(0.75)	(0.80)
From net realized gain	—		(0.12)	—	—	—	—
Total distributions	(0.21)		(0.61)	(0.56)	(0.64)	(0.75)	(0.80)
Net asset value, end of period	$11.03		$10.97	$10.80	$10.94	$10.74	$10.53
Total return (%)[3]	2.51	[4]	7.44	3.77	8.19	9.17	16.55
Ratios and supplemental data
Net assets, end of period (in millions)	$1,564		$1,533	$1,341	$1,297	$1,174	$633
Ratios (as a percentage of average net assets):
Expenses before reductions	0.68	[5]	0.69	0.71	0.73	0.74	0.79
Expenses including reductions	0.65	[5]	0.68	0.71	0.73	0.74	0.79
Net investment income	3.76	[5]	4.07	4.54	5.29	5.84	7.75
Portfolio turnover (%)	20		48	41	29	40	49

1	Six months ended 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

42SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Strategic Income Opportunities Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to maximize total return consisting of current income and capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as "funds of funds" that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

43

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2015, by major security category or type:

	Total market value at 2-28-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Corporate bonds	$2,038,534,487	—	$2,017,008,042	$21,526,445
Foreign government obligations	937,833,664	—	937,833,664	—
Capital preferred securities	74,059,888	—	74,059,888	—
Convertible bonds	85,814,978	—	85,814,978	—
Term loans	514,347,739	—	514,347,739	—
Collateralized mortgage obligations	292,801,783	—	292,462,008	339,775
Asset backed securities	88,448,129	—	88,448,129	—
Common stocks	152,507,272	$148,027,272	—	4,480,000
Preferred securities	402,265,907	372,614,323	29,651,584	—
Escrow certificates	8,225	—	—	8,225
Purchased options	22,187,109	—	22,187,109	—
Short-term investments	120,282,332	—	120,282,332	—
Total Investments in Securities	$4,729,091,513	$520,641,595	$4,182,095,473	$26,354,445
Other Financial Instruments:
Forward foreign currency contracts	$4,340,225	—	$4,340,225	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian or, for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by a fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies

44

significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At February 28, 2015, the fund had $6,726,520 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2015 were $837. For the six months ended February 28, 2015, the fund had no borrowings under the line of credit.

45

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2014, the fund has a short-term capital loss carryforward of $37,130,298 and a long-term capital loss carryforward of $16,880,859 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, characterization of distributions, derivative transactions, amortization and accretion on debt securities and deemed distribution on convertible bonds.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

46

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statement of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the fund to unlimited risk of loss.

Upon entering into a futures contract, the fund is required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statement of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the fund. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

During the six months ended February 28, 2015, the fund used futures contracts to manage duration of the fund. During the six months ended February 28, 2015, the fund held futures contracts with notional values ranging up to $1.3 billion. There were no open futures contracts at the end of the period.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates and to gain exposure to foreign currencies. During the six months ended February 28, 2015, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging from $2.0 billion to $9.9 billion, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2015.

47

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	42,940,000	CAD	41,836,442	Citibank N.A.	5/12/2015	—	($12,513)	($12,513)
CAD	308,616,610	USD	245,365,000	Royal Bank of Canada	5/12/2015	$1,271,039	—	1,271,039
CAD	51,548,148	USD	40,895,000	Bank of Nova Scotia	5/12/2015	300,550	—	300,550
MXN	982,342,380	USD	65,334,866	Royal Bank of Canada	5/12/2015	172,531	—	172,531
USD	213,393,182	AUD	274,828,300	Australia and New Zealand Banking Group	5/12/2015	—	(515,702)	(515,702)
USD	81,790,000	CAD	102,276,146	Royal Bank of Canada	5/12/2015	54,336	—	54,336
USD	416,399,702	CAD	519,106,771	Toronto Dominion Bank	5/12/2015	1,546,991	—	1,546,991
USD	117,757,443	EUR	103,605,000	Deutsche Bank AG London	5/12/2015	1,721,385	—	1,721,385
USD	23,816,191	GBP	15,433,590	Deutsche Bank AG London	5/12/2015	361	—	361
USD	83,602,611	NOK	630,806,780	Citibank N.A.	5/12/2015	1,456,539	—	1,456,539
USD	255,028,477	NZD	341,447,007	Toronto Dominion Bank	5/12/2015	—	(1,529,610)	(1,529,610)
USD	11,631,204	SEK	97,004,239	Bank of Montreal	5/12/2015	—	(12,728)	(12,728)
USD	79,426,666	SEK	667,263,423	Citibank N.A.	5/12/2015	—	(668,494)	(668,494)
USD	286,007,367	SGD	389,685,038	Bank of Montreal	5/12/2015	555,540	—	555,540
						$7,079,272	($2,739,047)	$4,340,225

Currency abbreviation
AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	Pound Sterling	SGD	Singapore Dollar
MXN	Mexican Peso	USD	U.S. Dollar

Options. There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost.

During the six months ended February 28, 2015, the fund used purchased options to manage against anticipated currency exchange rate changes. During the six months ended February 28, 2015, the fund held purchased options with market values ranging from $5.2 million to $22.2 million, as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2015 by risk category:

48

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Foreign exchange contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$7,079,272	($2,739,047)
Foreign exchange contracts	Investments in unaffiliated issuers, at value*	Purchased options	22,187,109	—
			$29,266,381	($2,739,047)

*Purchased options are included in the Fund's investments disclosed in the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2015:

	Statement of operations location - Net realized gain (loss) on:
Risk	Futures contracts	Investments in unaffiliated issuers and foreign currency transactions*	Investments (purchased options)	Total
Interest rate contracts	($28,111,287)	—	—	($28,111,287)
Foreign exchange contracts	—	$202,533,945	$28,636,989	231,170,934
Total	($28,111,287)	$202,533,945	$28,636,989	$203,059,647

*Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2015:

	Statement of operations location - Change in unrealized appreciation (depreciation)
Risk	Futures contracts	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*	Investments (purchased options)	Total
Interest rate contracts	$4,094,802	—	—	$4,094,802
Foreign exchange contracts	—	($19,775,338)	($6,780)	(19,782,118)
Total	$4,094,802	($19,775,338)	($6,780)	($15,687,316)

*Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption of the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.700% of the first $500 million of the

49

fund's aggregate daily net assets; (b) 0.650% of the next $3 billion of the fund's aggregate daily net assets; and (c) 0.600% of the fund's aggregate daily net assets in excess of $3.5 billion. Aggregate net assets generally include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the funds and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce all or a portion of its management fee and/or make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.15%, 1.85% and 1.20% for Class A, Class C and Class R2 shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses of Class R6 shares, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of the average net assets. The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its management fee by 0.02% as a percentage of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.15% of the average net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) Rule 12b-1 fees, (g) transfer agency fees and service fees, (h) underlying fund expenses (acquired fund fees) and (i) short dividend expense. Prior to January 1, 2015, this voluntary waiver also excluded blue sky fees and printing and postage. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

Effective January 1, 2015, the Advisor has voluntarily agreed to waive and/or reimburse all blue-sky fees and printing and postage for all classes of the fund until December 31, 2015.

The expense reductions described above amounted to the following for the six months ended February 28, 2015.

Class	Expense reduction	Class	Expense reduction
Class A	$165,096	Class R6	$6,473
Class C	69,117	Class NAV	228,215
Class I	234,228	Total	$704,695
Class R2	1,566

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2015 were equivalent to a net annual effective rate of 0.61% of the fund's average daily net assets.

50

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund was below its expense limitation during this period. The amount recovered during the six months ended February 28, 2015 was $68,945. These amounts were $49,364, $19,464 and $117, for Class A, Class C and Class R6, respectively.

Effective October 1, 2014, the expense recapture program was terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class R2 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 shares, the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—
Class C	1.00%	—
Class R2	0.25%	0.25%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $722,759 for the six months ended February 28, 2015. Of this amount, $92,390 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $620,562 was paid as sales commissions to broker-dealers and $9,807 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2015, CDSCs received by the Distributor amounted to $5,299 and $27,752 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

51

Class level expenses. Class level expenses for the six months ended February 28, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$1,632,190	$668,697	$15,576	$29,539
Class C	2,251,927	276,692	11,387	11,006
Class I	—	874,203	18,130	30,853
Class R2	19,127	776	5,516	159
Class R6	—	308	5,370	129
Total	$3,903,244	$1,820,676	$55,979	$71,686

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to February 28, 2015, state registration fees and printing and postage amounted to $31,846 and $34,668, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2015 and the year ended August 31, 2014 were as follows:

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	15,358,181	$167,377,458	40,156,852	$439,510,846
Distributions reinvested	1,690,418	18,454,313	5,543,585	60,400,538
Repurchased	(16,541,369)	(180,268,737)	(56,710,218)	(621,527,692)
Net increase (decrease)	507,230	$5,563,034	(11,009,781)	($121,616,308)
Class C shares
Sold	4,622,425	$50,386,589	11,114,210	$121,738,854
Distributions reinvested	509,370	5,559,740	1,631,930	17,767,209
Repurchased	(5,085,957)	(55,421,268)	(11,258,976)	(123,258,391)
Net increase	45,838	$525,061	1,487,164	$16,247,672
Class I shares
Sold	31,724,822	$345,953,788	77,628,948	$851,130,146
Distributions reinvested	2,297,338	25,087,351	5,100,464	55,621,956
Repurchased	(23,215,975)	(252,974,761)	(43,147,355)	(471,699,882)
Net increase	10,806,185	$118,066,378	39,582,057	$435,052,220
Class R2 shares
Sold	569,234	$6,200,500	463,301	$5,086,439
Distributions reinvested	12,161	133,023	13,069	142,123
Repurchased	(154,899)	(1,688,146)	(231,748)	(2,538,324)
Net increase	426,496	$4,645,377	244,622	$2,690,238
Class R6 Shares
Sold	701,877	$7,592,497	35,715	$391,327
Distributions reinvested	7,669	83,961	2,934	31,995
Repurchased	(17,835)	(194,027)	(18,291)	(200,970)
Net increase	691,711	$7,482,431	20,358	$222,352

52

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	7,746,600	$84,119,278	13,189,390	$144,842,305
Distributions reinvested	2,705,041	29,509,572	7,255,203	79,049,752
Repurchased	(8,417,232)	(91,620,099)	(4,906,093)	(53,650,719)
Net increase	2,034,409	$22,008,751	15,538,500	$170,241,338
Total net increase	14,511,869	$158,291,032	45,862,920	$502,837,512

Affiliates of the fund owned 100% of shares of beneficial interest of Class NAV shares on February 28, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $1,179,278,872 and $867,691,144, respectively, for the six months ended February 28, 2015.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2015, funds within the John Hancock group of funds complex held 32.6% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Funds II Lifestyle Balanced Fund	12.7%
John Hancock Funds II Lifestyle Moderate Fund	5.0%

53

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

54

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Strategic Income Opportunities Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF221051	356SA 2/15 4/15

John Hancock

Alternative Asset Allocation Fund

Semiannual report 2/28/15

A message to shareholders

Dear fellow shareholder,

Strong economic growth in the United States set the global standard in 2014, and appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about sustained relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but note that opportunities are growing and could reward investors should recoveries in those markets begin in earnest.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. The European Central Bank announced dramatic monetary policy measures in January to promote economic activity in the region—similar to the monetary policy activity of the U.S. Federal Reserve (Fed) in recent years. One effect has been to push the value of the euro down relative to the U.S. dollar, which benefits European exporters by making their goods cheaper.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The Fed has signaled its intention to raise short-term interest rates at some point in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 28, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Alternative Asset Allocation Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
14	Financial statements
18	Financial highlights
24	Notes to financial statements
32	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term growth of capital.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/15 (%)

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies including four principal strategies: equity hedge, event driven, macro/ managed futures, and relative value arbitrage.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Commodity prices plunged

In a development few anticipated, oil prices fell sharply during the period, weighing down global inflation expectations; the fund's energy and natural resource exposure hindered performance.

Fund lost ground

A large position in Absolute Return Currency Fund (First Quadrant) was the most significant detractor for the period.

U.S. dollar surged

The dollar appreciated relative to its counterparts throughout the world, and foreign currency-denominated assets faced headwinds in U.S. dollar terms.

ASSET ALLOCATION AS OF 2/28/15 (%)

Affiliated investment companies	84.9%
Alternative and specialty	60.3%
Fixed income	24.6%
Unaffiliated investment companies	12.8%
Equity	8.6%
REIT ETF	1.4%
Energy ETF	1.2%
Gold ETF	1.1%
Commodities ETF	0.5%
Other assets and liabilities, net	2.3%

As a percentage of net assets.

A note about risks

The fund's performance depends on the subadvisor's skill in determining asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The fund is subject to the same risks as the underlying funds and exchange-traded funds in which it invests: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small companies are subject to higher volatility than those of larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Although asset allocation among different asset categories generally limits risk and exposure to any one category, the risk remains that the advisor may favor an asset category that performs poorly relative to the other asset categories. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. Currency rates in foreign countries may fluctuate significantly for a number of reasons, including the forces of supply and demand in the foreign exchange markets, actual or perceived changes in interest rates, and intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments in the United States or abroad. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Currency transactions are affected by fluctuations in exchange rates. The fund's losses could exceed the amount invested in its currency instruments. Short sales involve costs and risk. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

What market themes marked the six months ended February 28, 2015?

We experienced a number of major market shifts during the period, some of which were extreme in both magnitude and speed. Oil prices suffered sharp declines, in part because of OPEC's refusal to cut production, despite a supply glut. This surprised the market and sent the price of other commodities lower as well.

Interest rates fell along with commodity prices. Abundant liquidity, fears of deflation, and weak economic growth around the world fueled demand for safe-haven assets, driving the prices of U.S. government securities higher. Bond prices and bond yields move inversely, and the yield on the 10-year U.S. Treasury note fell from 2.35% to 2.00%. The broader investment-grade U.S. bond market outperformed niche fixed-income sectors such as high-yield and emerging-market debt.

While interest rates declined during the period, the U.S. Federal Reserve appeared to telegraph its intent to begin raising short-term interest rates in the future, amid improving American employment figures. By contrast, a number of other global central banks continued to pursue accommodative monetary policies, weakening their currencies relative to the U.S. dollar. As the greenback appreciated relative to most of the world's other major currencies, many international markets delivered negative returns in U.S. dollar terms.

The mass injection of liquidity into the capital markets since the financial crisis has pushed equity valuations to a level that makes them appear rich. Many areas of the fixed income market also look potentially expensive, making the search for yield all the more difficult. While we believe investors should always maintain exposure to a broad range of alternative investments, the argument is especially strong amid prospects of increasing volatility in the stock and bond markets.

4

"Oil prices suffered sharp declines... and sent the price of other commodities lower as well."

Would you mind sharing the thought process behind the introduction of the fund's new primary benchmark?

Prior to January 1, 2015, the fund's performance was compared to the MSCI World Index, the Barclays U.S. Aggregate Bond Index, and a composite of these indexes. While these indexes are still fine proxies for the broad stock and bond markets, the fund's investments include alternative markets, alternative strategies, and absolute return approaches not reflected in either index.

To better reflect the universe of investment opportunities based on the fund's strategy, on January 1, 2015, we added the HFRX Global Hedge Fund Index as the primary benchmark to which the fund's performance is compared.

The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is composed of convertible arbitrage, distressed securities, equity hedge, equity market neutral, and a number of other strategies.

How did the fund perform during this period of mixed results across the capital markets?

For the six months ended February 28, 2015, the fund's Class A shares declined 2.24%, excluding sales charges. The HFRX Global Hedge Fund Index was down 0.82%.

By comparison, the MSCI World Index returned 2.37%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. Morningstar's multialternative fund category was also up, posting a 1.56% average.

On the one hand, steep losses in the global commodity and currency markets hurt a number of the fund's holdings, including Natural Resources Fund (Jennison) and PowerShares DB Commodity Index Tracking Fund (Invesco).

A large position in Absolute Return Currency Fund (First Quadrant) was the most significant detractor; its underlying long Japanese yen and short Swiss franc exposures suffered from separate, unexpected central bank announcements during the period. At the end of October, the Bank of Japan surprised markets by declaring its intent to pursue further quantitative easing measures,

5

"To better reflect the universe of investment opportunities based on the fund's strategy... we added the HFRX Global Hedge Fund Index as the primary benchmark ..."

which weakened the yen. Then, on January 15, suddenly reversing a policy in place since 2011, the Swiss National Bank in effect lifted the franc's peg to the euro, sending the Swiss currency's value skyward in a matter of moments, which had a negative effect on the fund's performance.

On the other hand, a number of the fund's other holdings fared well, partially offsetting the disappointments.

Global Absolute Return Strategies Fund (Standard Life) was the top contributor, buoyed by a handful of directional currency strategies designed to benefit from an appreciating U.S. dollar. Seaport Fund (Wellington), a long/short equity strategy that aims to generate returns through a combination of stock selection and market exposure decisions, also posted positive returns. Technical Opportunities Fund (Wellington), an approach employing a disciplined application of technical investment analysis, was yet another contributor.

Can you give us a recap of how you view the vast universe of different kinds of alternative investments?

We group each fund holding into one of three basic categories: alternative markets, alternative investment approaches, or absolute return strategies.

Alternative markets provide exposure beyond the typical stock and bond investments that dominate the average investor's portfolio. PowerShares DB Commodity Index Tracking Fund, which moves with the price of a broad basket of different commodities, is an example of an alternative market represented in the fund, as is Global Real Estate Fund (DeAWM), which holds real estate investment trusts from around the world.

Alternative investment approaches such as Seaport Fund and Technical Opportunities Fund use active, opportunistic, unconstrained strategies that can tactically alter market-level exposures. These flexible, go-anywhere styles can generate countercyclical patterns of return, making them good potential portfolio diversifiers.

Finally, designed to generate consistently positive returns in a variety of economic environments, absolute return strategies are generally uncorrelated with traditional markets. Two of the fund's

6

largest positions, Absolute Return Currency Fund and Global Absolute Return Strategies Fund, fall into this camp.

Any final observations you'd like to share with investors?

We'd reiterate our conviction in the importance of maintaining a diversified investment portfolio that can reasonably withstand shocks to the economic system.

In support of this goal, we believe it's prudent to hold multiple global asset types, consistent with one's risk tolerance, that include not only traditional equity and fixed-income investments, but also alternatives that seek sources of returns not necessarily tied to the broader stock and bond markets.

Many of the sources of risks are not necessarily tied to the broader stock and bond markets either, increasing the diversification potential of alternatives when combined with a broader portfolio of more traditional investments.

MANAGED BY

Robert M. Boyda On the fund since 2010 Investing since 1979
Marcelle Daher, CFA On the fund since 2013 Investing since 1999
Steven E. Medina, CFA On the fund since 2010 Investing since 1994
Nathan W. Thooft, CFA On the fund since 2013 Investing since 2000

The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1,2]	6-months	5-year	Since inception[1,2]
Class A	-5.52	3.94	8.88	-7.12	21.29	68.87
Class C3	-2.21	4.19	8.93	-3.54	22.76	69.38
Class I3,4	-0.21	5.21	9.89	-2.10	28.89	78.82
Class R2[3,4]	-0.79	3.82	8.31	-2.41	20.64	63.55
Class R4[3,4]	-0.47	4.20	8.90	-2.15	22.82	69.10
Class R6[3,4]	-0.10	3.71	7.72	-2.04	19.96	58.13
Index 1†	8.45	12.31	14.26	2.37	78.67	127.32
Index 2†	5.05	4.29	4.76	2.25	23.38	33.18
Index 3†	-0.21	1.33	3.21	-0.81	6.84	21.45
Index 4†	7.01	8.94	10.25	2.40	53.42	82.41

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares held for less than one year are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R2, Class R4, and Class R6 shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the fund invest. The expense ratios are as follows:

	Class A	Class C	Class I	Class R2	Class R4	Class R6
Gross (%)	1.80	2.50	1.48	1.89	1.73	1.39
Net (%)	1.73	2.43	1.41	1.82	1.56	1.30

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World Index; Index 2 is the Barclays U.S. Aggregate Bond Index; Index 3 is the HFRX Global Hedged Fund Index; Index 4 is the Blended Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Alternative Asset Allocation Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in a blended index and three separate indexes.

	Start date	With maximum sales charge	Without sales charge	Index 1	Index 2	Index 3	Index 4
Class C2,5	1-2-09	16,938	16,938	22,732	13,318	12,145	18,241
Class I2,4	1-2-09	17,882	17,882	22,732	13,318	12,145	18,241
Class R2[2,4]	1-2-09	16,355	16,355	22,732	13,318	12,145	18,241
Class R4[2,4]	1-2-09	16,910	16,910	22,732	13,318	12,145	18,241
Class R6[2,4]	1-2-09	15,813	15,813	22,732	13,318	12,145	18,241

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

The Barclays U.S. Aggregate Bond Index is an unmanaged index of dollar-denominated and non-convertible investment-grade debt issue.

The HFRX Global Hedge Fund Index is composed of all eligible hedge fund strategies, including four principal strategies: equity hedge, event driven, macro/ managed futures, and relative value arbitrage.

The Blended Index comprises 55% MSCI World Index and 45% Barclays U.S. Aggregate Bond Index.

Prior to January 1, 2015, the fund compared its performance to the MSCI World Index, the Barclays U.S. Aggregate Bond Index and a composite of these indices. After this date, to better reflect the universe of investment opportunities based on the fund's investment strategy, the fund added the HFRX Global Hedge Fund Index as the primary benchmark index to which the fund compares its performance.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would have resulted in lower values.

Footnotes related to performance pages

1	From 1-2-09.
2	Performance information prior to 12-20-10 reflects an allocation to a different mix of underlying funds, and would have been different if the fund's investments had been allocated to its current mix of underlying funds.
3	Class I, Class C, and Class R6, Class R2, and Class R4 shares were first offered on 12-31-10, 6-14-11, 9-1-11, 3-1-12, and 6-27-13, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class I, Class C, Class R6, Class R2, and Class R4 shares, as applicable.
4	For certain types of investors, as described in the fund's prospectuses.
5	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio[2]
Class A	$1,000.00	$977.60	$2.75	0.56%
Class C	1,000.00	974.00	6.17	1.26%
Class I	1,000.00	979.00	1.18	0.24%
Class R2	1,000.00	975.90	3.58	0.73%
Class R4	1,000.00	978.50	2.06	0.42%
Class R6	1,000.00	979.60	0.59	0.12%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio[2]
Class A	$1,000.00	$1,022.00	$2.81	0.56%
Class C	1,000.00	1,018.50	6.31	1.26%
Class I	1,000.00	1,023.60	1.20	0.24%
Class R2	1,000.00	1,021.20	3.66	0.73%
Class R4	1,000.00	1,022.70	2.11	0.42%
Class R6	1,000.00	1,024.20	0.60	0.12%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2	The fund's expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was 0.12%-2.85% for the period end 2-28-15.

11

Fund's investments

As of 2-28-15 (unaudited)
	Shares	Value
Affiliated investment companies (G) 84.9%		$1,020,158,259
(Cost $1,040,029,450)
Fixed income 24.6%		295,293,801
Global Income, Class NAV (Stone Harbor)	4,690,084	45,353,113
Real Return Bond, Class NAV (PIMCO)	1,826,075	20,762,478
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	12,974,379	129,743,785
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	9,014,907	99,434,425
Alternative and specialty 60.3%		724,864,458
Absolute Return Currency, Class NAV (First Quadrant)	17,346,224	148,830,600
Enduring Equity, Class NAV (Wellington)	5,260,886	56,922,785
Global Absolute Return Strategies, Class NAV (Standard Life)	12,291,102	139,381,096
Global Real Estate, Class NAV (Deutsche)	1,938,159	18,877,664
Natural Resources, Class NAV (Jennison)	729,089	9,616,680
Redwood, Class NAV (Robeco)	16,078,558	178,632,782
Seaport Fund, Class NAV (Wellington) (I)	9,657,695	103,433,915
Technical Opportunities, Class NAV (Wellington)	5,034,129	69,168,936
Unaffiliated investment companies 12.8%		$153,237,077
(Cost $153,077,160)
Equity 8.6%		102,548,149
The Arbitrage Fund, Class I	3,913,576	51,346,121
Touchstone Merger Arbitrage Fund, Institutional, Class I (V)	4,803,192	51,202,028
Exchange-traded funds 4.2%		50,688,928
Energy Select Sector SPDR Fund	73,625	5,817,848
iShares U.S. Oil & Gas Exploration & Production ETF	118,515	8,831,738
Market Vectors Gold Miners ETF	166,154	3,535,757
PowerShares DB Commodity Index Tracking Fund (I)	330,936	6,013,107
PowerShares DB Gold Fund (I)	240,082	9,564,867
Vanguard REIT ETF	203,018	16,925,611
Total investments (Cost $1,193,106,610)† 97.7%		$1,173,395,336
Other assets and liabilities, net 2.3%		$27,958,632
Total net assets 100.0%		$1,201,353,968

12SEE NOTES TO FINANCIAL STATEMENTS

Percentages are based upon net assets
Key to Security Abbreviations and Legend
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing security.
(V)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to the financial statements.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $1,196,033,791. Net unrealized depreciation aggregated $22,638,455, of which $16,904,508 related to appreciated investment securities and $39,542,963 related to depreciated investment securities.

Affiliated Underlying Funds' Subadvisors
Deutsche Investment Management Americas Inc.	(Deutsche)
First Quadrant, L.P.	(First Quadrant)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
Robeco Investment Management, Inc.	(Robeco)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)

SEE NOTES TO FINANCIAL STATEMENTS13

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

Assets
Investments, at value (Cost $101,415,863)	$102,035,049
Investments in affiliated funds, at value (Cost $1,091,690,747)	1,071,360,287
Total investments, at value (Cost $1,193,106,610)	$1,173,395,336
Cash	30,598,887
Receivable for investments sold	898,035
Receivable for fund shares sold	2,701,119
Dividends receivable	836,471
Receivable due from advisor	1,441
Other receivables and prepaid expenses	97,104
Total assets	1,208,528,393
Liabilities
Payable for investments purchased	3,899,340
Payable for fund shares repurchased	2,940,453
Payable to affiliates
Accounting and legal services fees	23,143
Transfer agent fees	240,527
Distribution and service fees	1,439
Trustees' fees	288
Other liabilities and accrued expenses	69,235
Total liabilities	7,174,425
Net assets	$1,201,353,968
Net assets consist of
Paid-in capital	$1,230,308,723
Undistributed net investment income	511,195
Accumulated net realized gain (loss) on investments	(9,754,676)
Net unrealized appreciation (depreciation) on investments	(19,711,274)
Net assets	$1,201,353,968

14SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($456,304,069 ÷ 31,692,163 shares)[1]	$14.40
Class C ($156,282,717 ÷ 10,813,428 shares)[1]	$14.45
Class I ($576,873,424 ÷ 40,053,315 shares)	$14.40
Class R2 ($2,424,357 ÷ 168,427 shares)	$14.39
Class R4 ($330,223 ÷ 22,903 shares)	$14.42
Class R6 ($9,139,178 ÷ 634,664 shares)	$14.40
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$15.16

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS15

STATEMENT OF OPERATIONS   For the six months ended 2-28-15 (unaudited)

Investment income
Income distributions received from affiliated underlying funds	$13,027,865
Dividends	3,417,644
Total investment income	16,445,509
Expenses
Investment management fees	1,471,008
Distribution and service fees	1,505,245
Accounting and legal services fees	72,920
Transfer agent fees	741,023
Trustees' fees	8,934
State registration fees	99,042
Printing and postage	36,026
Professional fees	31,937
Custodian fees	5,518
Registration and filing fees	15,995
Expense recapture	16,999
Other	7,051
Total expenses	4,011,698
Less expense reductions	(927,173)
Net expenses	3,084,525
Net investment income	13,360,984
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(14,296,639)
Investments in affiliated issuers	(13,252,190)
Capital gain distributions received from unaffiliated underlying funds	125,883
Capital gain distributions received from affiliated underlying funds	28,932,902
1,509,956
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	1,993,177
Investments in affiliated issuers	(47,020,858)
(45,027,681)
Net realized and unrealized loss	(43,517,725)
Decrease in net assets from operations	($30,156,741)

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$13,360,984	$9,504,322
Net realized gain	1,509,956	35,821,003
Change in net unrealized appreciation (depreciation)	(45,027,681)	17,896,113
Increase (decrease) in net assets resulting from operations	(30,156,741)	63,221,438
Distributions to shareholders
From net investment income
Class A	(5,938,677)	(3,755,819)
Class C	(886,660)	(229,591)
Class I	(9,573,476)	(3,925,223)
Class R2	(20,095)	(6,836)
Class R4	(3,908)	(960)
Class R6	(149,493)	(27,466)
From net realized gain
Class A	(13,144,895)	(5,496,720)
Class C	(4,444,671)	(1,629,544)
Class I	(17,398,343)	(4,232,075)
Class R2	(54,725)	(13,081)
Class R4	(8,553)	(1,339)
Class R6	(242,975)	(31,144)
Total distributions	(51,866,471)	(19,349,798)
From fund share transactions	32,802,836	475,911,528
Total increase (decrease)	(49,220,376)	519,783,168
Net assets
Beginning of period	1,250,574,344	730,791,176
End of period	$1,201,353,968	$1,250,574,344
Undistributed net investment income	$511,195	$3,722,520

SEE NOTES TO FINANCIAL STATEMENTS17

Financial highlights

Class A Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10
Per share operating performance
Net asset value, beginning of period	$15.35		$14.68	$14.32	$14.02	$13.72	$12.82
Net investment income[2,3]	0.15		0.14	0.16	0.22	0.21	0.44
Net realized and unrealized gain (loss) on investments	(0.49)		0.86	0.42	0.47	0.92	1.10
Total from investment operations	(0.34)		1.00	0.58	0.69	1.13	1.54
Less distributions
From net investment income	(0.19)		(0.14)	(0.14)	(0.15)	(0.20)	(0.47)
From net realized gain	(0.42)		(0.19)	(0.08)	(0.24)	(0.63)	(0.17)
Total distributions	(0.61)		(0.33)	(0.22)	(0.39)	(0.83)	(0.64)
Net asset value, end of period	$14.40		$15.35	$14.68	$14.32	$14.02	$13.72
Total return (%)[4,5]	(2.24	) [6]	6.88	4.10	5.12	8.16	12.12
Ratios and supplemental data
Net assets, end of period (in millions)	$456		$484	$329	$111	$31	$1
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.70	[8]	0.72	0.76	0.97	1.68	5.03
Expenses including reductions [7]	0.56	[8]	0.60	0.65	0.73	0.63	0.71
Net investment income[3]	2.04	[8]	0.96	1.09	1.62	1.44	3.25
Portfolio turnover (%)	31		26	22	34	90	9

1	Six months ended 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.12%-2.85%, 0.68%-2.70%, 0.71%-1.29%, 0.73%-1.43%, 0.74%-1.37% and 0.70%-1.17% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
8	Annualized.

18SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$15.35		$14.68	$14.32	$14.03	$14.50
Net investment income[3,4]	0.10		0.04	0.05	0.11	0.02
Net realized and unrealized gain (loss) on investments	(0.50)		0.85	0.43	0.48	(0.49)
Total from investment operations	(0.40)		0.89	0.48	0.59	(0.47)
Less distributions
From net investment income	(0.08)		(0.03)	(0.04)	(0.06)	—
From net realized gain	(0.42)		(0.19)	(0.08)	(0.24)	—
Total distributions	(0.50)		(0.22)	(0.12)	(0.30)	—
Net asset value, end of period	$14.45		$15.35	$14.68	$14.32	$14.03
Total return (%)[5,6]	(2.60	) [7]	6.13	3.38	4.32	(3.24	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$156		$162	$109	$34	$2
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	1.41	[9]	1.43	1.48	1.66	3.03	[9]
Expenses including reductions[8]	1.26	[9]	1.31	1.37	1.42	1.27	[9]
Net investment income[4]	1.33	[9]	0.25	0.36	0.83	0.58	[9]
Portfolio turnover (%)	31		26	22	34	90	[10]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class C shares is 6-4-11.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Does not reflect the effect of sales charges, if any.
7	Not annualized.
8	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.12% - 2.85%, 0.68%-2.70%, 0.71%-1.29%, 0.73%-1.43% and 0.74%-1.37% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

SEE NOTES TO FINANCIAL STATEMENTS19

Class I Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$15.37		$14.70	$14.34	$14.06	$14.21
Net investment income[3,4]	0.17		0.19	0.21	0.26	0.16
Net realized and unrealized gain (loss) on investments	(0.49)		0.85	0.43	0.48	(0.31)
Total from investment operations	(0.32)		1.04	0.64	0.74	(0.15)
Less distributions
From net investment income	(0.23)		(0.18)	(0.20)	(0.22)	—
From net realized gain	(0.42)		(0.19)	(0.08)	(0.24)	—
Total distributions	(0.65)		(0.37)	(0.28)	(0.46)	—
Net asset value, end of period	$14.40		$15.37	$14.70	$14.34	$14.06
Total return (%)[5]	(2.10	) [6]	7.21	4.47	5.48	(1.06	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$577		$592	$290	$83	$3
Ratios (as a percentage of average net assets):
Expenses before reductions[7]	0.39	[8]	0.40	0.39	0.57	1.42	[8]
Expenses including reductions[7]	0.24	[8]	0.28	0.28	0.33	0.30	[8]
Net investment income[4]	2.36	[8]	1.24	1.42	1.90	1.74	[8]
Portfolio turnover (%)	31		26	22	34	90	[9]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class I shares is 12-31-10.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.12% -2.85%, 0.68% - 2.70%, 0.71%-1.29%, 0.73%-1.43% and 0.74%-1.37% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, and 8-31-11, respectively.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

20SEE NOTES TO FINANCIAL STATEMENTS

Class R2 Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$15.33		$14.66	$14.30	$14.21
Net investment income[3,4]	0.12		0.10	0.11	0.09
Net realized and unrealized gain (loss) on investments	(0.49)		0.87	0.45	—	[5]
Total from investment operations	(0.37)		0.97	0.56	0.09
Less distributions
From net investment income	(0.15)		(0.11)	(0.12)	—
From net realized gain	(0.42)		(0.19)	(0.08)	—
Total distributions	(0.57)		(0.30)	(0.20)	—
Net asset value, end of period	$14.39		$15.33	$14.66	$14.30
Total return (%)[6]	(2.41	) [7]	6.67	3.94	0.63	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		$2	$1	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions[9]	1.31	[10]	2.20	7.89	16.91	[10]
Expenses including reductions[9]	0.73	[10]	0.82	0.82	0.81	[10]
Net investment income[4]	1.79	[10]	0.65	0.74	1.29	[10]
Portfolio turnover (%)	31		26	22	34	[11]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class R2 shares is 3-1-12.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Less than $0.005 per share.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Less than $500,000.
9	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.12%-2.85%, 0.68%-2.70%, 0.71%-1.29% and 0.73%-1.43% for the periods ended 2-28-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
10	Annualized.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS21

Class R4 Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$15.36		$14.69	$14.50
Net investment income[3,4]	0.15		0.13	0.02
Net realized and unrealized gain (loss) on investments	(0.48)		0.87	0.17
Total from investment operations	(0.33)		1.00	0.19
Less distributions
From net investment income	(0.19)		(0.14)	—
From net realized gain	(0.42)		(0.19)	—
Total distributions	(0.61)		(0.33)	—
Net asset value, end of period	$14.42		$15.36	$14.69
Total return (%)[5]	(2.15	) [6]	6.92	1.31	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	— [7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	4.26	[9]	13.79	15.62	[9]
Expenses including reductions[8]	0.42	[9]	0.57	0.57	[9]
Net investment income[4]	2.27	[9]	0.89	0.70	[9]
Portfolio turnover (%)	31		26	22	[10]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class R4 shares is 6-27-13.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.12% - 2.85%, 0.68% -2.70% and 0.71%-1.29%, for the periods ended 2-28-15, 8-31-14 and 8-31-13, respectively.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

22SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12 [2]
Per share operating performance
Net asset value, beginning of period	$15.39		$14.70	$14.34	$14.06
Net investment income[3,4]	0.18		0.18	0.22	0.30
Net realized and unrealized gain (loss) on investments	(0.50)		0.88	0.41	0.44
Total from investment operations	(0.32)		1.06	0.63	0.74
Less distributions
From net investment income	(0.25)		(0.18)	(0.19)	(0.22)
From net realized gain	(0.42)		(0.19)	(0.08)	(0.24)
Total distributions	(0.67)		(0.37)	(0.27)	(0.46)
Net asset value, end of period	$14.40		$15.39	$14.70	$14.34
Total return (%)[5]	(2.04	) [6]	7.29	4.41	5.48
Ratios and supplemental data
Net assets, end of period (in millions)	$9		$10	$2	— [7]
Ratios (as a percentage of average net assets):
Expenses before reductions[8]	0.40	[9]	0.83	1.42	18.25
Expenses including reductions[8]	0.12	[9]	0.19	0.35	0.34
Net investment income[4]	2.43	[9]	1.22	1.50	2.12
Portfolio turnover (%)	31		26	22	34

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.12% -2.85%, 0.68%-2.70%, 0.71%-1.29%, and 0.73%-1.43% for the periods ended 2-28-15, 8-31-14, 8-31-13 and 8-31-12, respectively.
9	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Alternative Asset Allocation Fund is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term growth of capital. The fund operates as a "fund of fund" that invests in other series of the Trust, other funds in the John Hancock group of funds and certain other investments.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R2 and R4 shares are available only to certain retirement plans. Class R6 shares are available only to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, state registration fees and printing and postage for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

24

As of February 28, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2015 were $460.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any and transfer agent fees for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and partnerships.

25

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays the Advisor a daily management fee for its services to the fund. The fund pays a daily management fee equivalent, on an annual basis, to: (a) a 0.100% fee on assets invested in Affiliated Fund Assets on the first $5.0 billion, and (b) a 0.075% fee on assets invested in Affiliated Fund Assets over $5.0 billion and (a) a 0.550% fee on assets invested in Other Assets on the first $5.0 billion, and (b) a 0.525% fee on assets invested in Other Assets over $5.0 billion. Affiliated Fund Assets are funds of the Trust, John Hancock Variable Insurance Trust or John Hancock Funds III. The Advisor has subadvisory agreements with John Hancock Asset Management a division of Manulife Asset Management (US) LLC and John Hancock Asset Management a division of Manulife Asset Management (North America) Limited, both indirectly owned subsidiaries of MFC and affiliates of the Advisor. The fund is not responsible for payment of the subadvisory fees.

Prior to January 1, 2015, the fund had an investment management agreement with the Advisor under which the fund paid the Advisor a daily management fee for its services to the fund. The fund paid a daily management fee equivalent, on an annual basis, to: (a) a 0.150% fee on assets invested in Affiliated Fund Assets on the first $500 million, (b) a 0.125% fee on assets invested in Affiliated Fund Assets on the next $500 million and (c) a 0.100% fee on assets invested in Affiliated Fund Assets over $1 billion and (a) a 0.600% fee on assets invested in Other Assets on the first $500 million, (b) a 0.575% fee on assets invested in Other Assets on the next $500 million and (c) a 0.550% fee on assets invested in Other Assets over $1 billion.

The Advisor has contractually agreed to reduce its management fee and/or make payment to the fund in an amount equal to the amount by which "Other expenses" of the fund exceed 0.04% of the average annual net assets (on an annualized basis) of the fund. "Other expenses" means all of the expenses of the fund, excluding: advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time

Effective January 1, 2015, the Advisor has contractually agreed to reduce its management fee by 0.05% of the fund's average daily net assets up to $5 billion, and by 0.025% of the fund's average daily net assets over $5 billion. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

For Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class specific expenses for the fund, including transfer agency fees and service fees, blue sky fees, printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursements will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive fees and/or reimburse certain class specific expenses, excluding fund level expenses such as advisory fees, acquired fund fees, taxes, brokerage commissions, interest expense, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's

26

business for Class R2 and Class R4 shares, to the extent that the above expenses for each class exceeded 0.67% and 0.42%, respectively, of the average net assets attributable to each respective class. The fee waiver and/or reimbursements will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agrees to waive its advisory fee for the fund so that the aggregate advisory fee retained by the Advisor with respect to both the fund and its underlying investments (after payment of subadvisory fees) does not exceed 0.60% of the fund's average annual net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

Effective January 1, 2015, the Advisor has voluntarily agreed to waive and/or reimburse all blue sky fees and printing and postage of the fund until December 31, 2015.

For the six months ended February 28, 2015, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$338,433	Class R4	$5,459
Class C	114,266	Class R6	12,710
Class I	450,162	Total	$927,031
Class R2	6,001

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2015 were equivalent to a net annual effective rate of 0.09% of the fund's average daily net assets.

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund was below its expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2015.

Class	Amount recovered by class	Class	Amount recovered by class
Class A	$6,286	Class R4	$3
Class C	2,117	Class R6	136
Class I	8,431	Total	$16,999
Class R2	26

Effective October 1, 2014, the expense recapture program has been terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C, Class R2, and Class R4 pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. In addition, under a service plan for Class R2 the fund pays for certain other services. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—

27

Class	Rule 12b-1 fee	Service fee
Class C	1.00%	—
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%

The fund's Distributor has contractually agreed to waive 0.10% of Rule12b-1 fees for Class R4 shares to limit the Rule 12b-1 fees on Class R4 to 0.15% of the average daily net assets of Class R4 shares, until at least December 31, 2015, unless renewed by mutual agreement of the fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $142 for Class R4 shares for the six months ended February 28, 2015.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $314,164 for the six months ended February 28, 2015. Of this amount, $52,159 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $258,509 was paid as sales commissions to broker-dealers and $3,496 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2015, CDSCs received by the Distributor amounted to $782 and $13,639 for Class A and Class C shares, respectively.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$705,474	$288,866	$23,781	$12,385
Class C	794,289	97,539	10,488	3,889
Class I	—	353,708	17,935	7,763
Class R2	4,999	161	5,366	86
Class R4	483	22	5,138	31
Class R6	—	727	5,148	129
Total	$1,505,245	$741,023	$67,856	$24,283

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to February 28, 2015, state registration fees and printing and postage amounted to $31,186 and $11,743, respectively.

28

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2015 and for the year ended August 31, 2014 were as follows:

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	6,179,763	$91,524,463	19,731,449	$295,985,103
Distributions reinvested	1,318,242	18,824,501	621,040	9,154,128
Repurchased	(7,348,941)	(107,893,480)	(11,253,664)	(170,068,876)
Net increase	149,064	$2,455,484	9,098,825	$135,070,355
Class C shares
Sold	1,303,215	$19,366,980	4,664,643	$70,177,255
Distributions reinvested	340,183	4,881,628	112,793	1,671,586
Repurchased	(1,371,831)	(20,158,678)	(1,630,632)	(24,507,471)
Net increase	271,567	$4,089,930	3,146,804	$47,341,370
Class I shares
Sold	16,070,632	$238,762,310	24,400,237	$368,508,227
Distributions reinvested	1,553,751	22,187,557	412,067	6,069,754
Repurchased	(16,088,953)	(235,005,921)	(6,024,430)	(90,476,164)
Net increase	1,535,430	$25,943,946	18,787,874	$284,101,817
Class R2 shares
Sold	76,731	$1,116,046	102,458	$1,530,361
Distributions reinvested	4,246	60,635	923	13,609
Repurchased	(26,908)	(391,582)	(30,670)	(463,925)
Net increase	54,069	$785,099	72,711	$1,080,045
Class R4 shares
Sold	7,803	$116,473	8,674	$129,373
Distributions reinvested	581	8,297	—	—
Repurchased	(308)	(4,489)	(744)	(11,159)
Net increase	8,076	$120,281	7,930	$118,214
Class R6 Shares
Sold	108,076	$1,595,211	548,691	$8,376,666
Distributions reinvested	27,169	387,707	3,802	56,011
Repurchased	(172,587)	(2,574,822)	(15,348)	(232,950)
Net increase (decrease)	(37,342)	($591,904)	537,145	$8,199,727
Total net increase	1,980,864	$32,802,836	31,651,289	$475,911,528

Affiliates of the fund owned 4%, 30% and 1% of shares of beneficial interest of Class R2, Class R4 and Class R6, respectively, on February 28, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $384,638,291 and $386,937,783, respectively, for the six months ended February 28, 2015.

29

Note 7 — Investment in affiliated underlying funds

The fund invests primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The funds do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying fund's net assets. At February 28, 2015, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Fund	Underlying fund's net assets
John Hancock Funds Seaport Fund	39.3%
John Hancock Funds Enduring Equity Fund	34.6%
John Hancock Funds II Redwood Fund	29.9%
John Hancock Funds II Short Duration Credit Opportunities Fund	8.8%
John Hancock Funds II Global Income Fund	8.5%
John Hancock Funds II Absolute Return Currency Fund	8.5%
John Hancock Funds II Technical Opportunities Fund	7.6%
John Hancock Funds II Global Real Estate Fund	6.0%

Information regarding the fund's fiscal year purchases and sales of all affiliated underlying funds as well as income and capital gains earned by the fund's from its investments in the affiliated underlying funds are as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Absolute Return Currency	17,996,286	3,894,874	(4,544,936)	17,346,224	—	$5,105,822	($529,316)	$148,830,600
Emerging Markets	1,262,045	898,676	(2,160,721)	—	—	—	(470,970)	—
Enduring Equity	3,667,287	2,603,335	(1,009,736)	5,260,886	$762,443	—	(12,640)	56,922,785
Global Absolute Return Strategies	14,064,479	939,556	(2,712,933)	12,291,102	7,780,952	—	1,609,137	139,381,096
Global Income	8,167,609	191,726	(3,669,251)	4,690,084	922,437	—	(3,530,258)	45,353,113
Global Real Estate	2,685,374	439,917	(1,187,132)	1,938,159	639,682	—	1,718,669	18,877,664
Natural Resources	1,686,037	721,833	(1,678,781)	729,089	58,093	—	(5,679,191)	9,616,680
Real Return Bond	1,661,086	331,338	(166,349)	1,826,075	242,214	—	(277,231)	20,762,478
Redwood	13,535,759	4,220,467	(1,677,668)	16,078,558	—	8,891,730	527,042	178,632,782
Seaport Fund	5,743,186	5,248,896	(1,334,387)	9,657,695	—	—	524,101	103,433,915
Short Duration Credit Opportunities	15,471,809	1,922,643	(4,420,073)	12,974,379	1,518,413	—	(2,388,449)	129,743,785
Strategic Income Opportunities	6,229,069	3,758,500	(972,662)	9,014,907	1,103,631	—	111,361	99,434,425
Technical Opportunities	4,181,380	2,332,253	(1,479,504)	5,034,129	—	10,167,404	5,485	69,168,936
					$13,027,865	$24,164,956	($8,392,260)	$1,020,158,259

30

Note 8 — Transactions in securities of affiliated issuers

Affiliated issuers, as defined by the 1940 Act, are those in which the fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund's transactions in the securities of these issuers during the six months ended February 28, 2015, is set forth below:

					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Touchstone Merger Arbirtrage Fund	4,547,632	893,365	(637,805)	4,803,192	—	$4,538,781	($140,468)	$51,202,028
Turner Spectrum Fund	1,724,828	521,699	(2,246,527)	—	—	229,165	(4,719,462)	—
					—	$4,767,946	($4,859,930)	$51,202,028

31

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

32

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Alternative Asset Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF220974	345SA 2/15 4/15

John Hancock

U.S. Equity Fund

Semiannual report 2/28/15

A message to shareholders

Dear fellow shareholder,

Strong economic growth in the United States set the global standard in 2014, and appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about sustained relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but note that opportunities are growing and could reward investors should recoveries in those markets begin in earnest.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. The European Central Bank announced dramatic monetary policy measures in January to promote economic activity in the region—similar to the monetary policy activity of the U.S. Federal Reserve (Fed) in recent years. One effect has been to push the value of the euro down relative to the U.S. dollar, which benefits European exporters by making their goods cheaper.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The Fed has signaled its intention to raise short-term interest rates at some point in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 28, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
U.S. Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
18	Financial statements
22	Financial highlights
27	Notes to financial statements
33	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/15 (%)

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Challenges in information technology and consumer staples

Security selection in the information technology and consumer staples sectors detracted; this was partially offset by an overweighting in consumer staples, a strong-performing group.

Healthcare was a source of strength

The fund was overweighted in healthcare, which proved very helpful, given that sector's significant outperformance.

Various stocks hampered results

Although shares of such companies as International Business Machines Corp., Google, Inc., and Philip Morris International hurt results, we continued to see potential in these investments at period end.

PORTFOLIO COMPOSITION AS OF 2/28/15 (%)

A note about risks

Large company stocks could fall out of favor. Value stocks may decline in price. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Investing in real estate investment trusts subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Thomas R. Hancock, Ph.D., GMO

Thomas R. Hancock, Ph.D.
Portfolio Manager
GMO

How did the fund perform for the six months ended February 28, 2015, and which sectors helped and hurt the most?

The fund lagged its benchmark, the Russell 3000 Index, but outpaced the return of the average large blend fund category, according to Morningstar, Inc. On a sector basis, the fund was hampered the most by security selection in the consumer staples sector, although that negative impact was partly offset by a substantial overweighting in this strong-performing group. Stock picking in information technology also materially detracted. On the positive side, the fund's excess exposure to healthcare stocks proved helpful, given that this group outperformed all others in the benchmark for the six-month timeframe.

How was the portfolio structured throughout the period, and why?

Our investment approach currently favors two buckets: quality and opportunistic value. Depending on our current assessment of market conditions and based on where we see the best relative opportunities at any given time, we will allocate to the groups we find most attractive.

On average during the period, roughly 80% of the fund's assets were invested in its quality bucket. By our definition, these are companies with a long track record of high and consistent profitability and with limited debt. We have determined that companies displaying these characteristics may be more likely to maintain them in the future. Our large allocation to this group reflected what we saw as these stocks' relatively attractive valuations and superior risk/reward profiles compared with other investments in the fund's universe.

Most of the remaining assets, roughly 19% on average during the six months, were invested in the fund's opportunistic value bucket, which we define as those stocks that have compelling fundamental and valuation characteristics. This weighting reflected those individual opportunities found as a result of our stock-by-stock evaluation process.

These types of investments took place across various sectors, including, notably, the energy group. As the period progressed, we saw a number of stocks that had been penalized by the sharp drop in the price of oil, but that we nevertheless believed could benefit by even a slight rebound in the value

4

"Our investment approach currently favors two buckets: quality and opportunistic value."
of the commodity. Not surprisingly, two of the fund's two biggest individual relative detractors were energy companies; shares of Chevron Corp. and Exxon Mobil Corp. struggled, as investors were concerned about the companies' profitability in an environment of significantly cheaper oil.

Which other stocks hampered the fund's results relative to the benchmark?

As we mentioned, stock picking in consumer staples detracted meaningfully. In particular, a position in tobacco manufacturer Philip Morris International, Inc. hurt results. This stock, which we held in the fund's quality bucket, was weighed down by a couple of headwinds in the market. First, because the U.S.-based company's business is entirely outside the United States, investors were concerned how economic weakness abroad would affect the earnings of Philip Morris. Second, the strengthening U.S. dollar hindered the company's profitability and stock price. We maintained the fund's position in Philip Morris, however, as we remained attracted to the company's valuation and long-term return prospects.

Meanwhile, in information technology, two notable detractors were IT consulting firm International Business Machines Corp. and Internet search provider Google, Inc. Both companies reported profits that lagged analysts' expectations, which in turn hurt their stock prices. Nevertheless, at period end, both names continued to fit our quality criteria, unlike the types of technology stocks that have recently fared best but that we tend not to hold in the fund—faster-growing, more expensively valued firms with less-established track records of profitability.

SECTOR COMPOSITION AS OF 2/28/15 (%)

5

"... at period end, the fund maintained its quality emphasis, given what we saw as these stocks' significant valuation advantage."

Which stocks were meaningful relative contributors?

Healthcare was the strongest-performing sector in the index for the six months. Our stock picking in this group added value, especially in pharmacy benefit manager Express Scripts Holding Company, healthcare supplier Covidien PLC, and health benefits company UnitedHealth Group, Inc. All three stocks benefited from a strong market backdrop for healthcare companies, while the market further expressed optimism about recent merger-and-acquisition activity involving Covidien and UnitedHealth, both of which met the fund's quality criteria. We tendered our Covidien shares but still hold UnitedHealth.

Another meaningful contributor was Amazon.com, Inc. Shares of the online retailer were up sharply in early 2015 as the company reported profits well beyond what analysts expected. We continued to see Amazon as an attractive opportunity, given the stock's relatively low valuation in light of our assessment of the firm's strong market share and earnings potential.

What changes did you make to the fund throughout the six months, and how was the fund positioned at period end?

In terms of sector allocation, we continued to slowly add to the fund's weighting in industrials while deemphasizing consumer staples and healthcare, two groups that have become increasingly expensive with fewer seemingly attractive purchase opportunities.

Whenever we make changes to the fund, however, we tend to move at a cautious pace, as we

TOP 10 HOLDINGS AS OF 2/28/15 (%)

Express Scripts Holding Company	4.9
Amazon.com, Inc.	4.9
Apple, Inc.	4.3
Google, Inc., Class A	4.3
Johnson & Johnson	4.2
Philip Morris International, Inc.	4.2
The Procter & Gamble Company	4.1
Chevron Corp.	3.6
Microsoft Corp.	3.4
The Coca-Cola Company	3.4
TOTAL	41.3
As a percentage of net assets.
Cash and cash equivalents are not included.

6

regularly reevaluate existing opportunities and look for new ones. During the reporting period, we were generally comfortable with how the fund was positioned, so we maintained our focus on quality with a lesser emphasis on opportunistic value stocks. We will continue to apply our security-by-security research to find companies with seemingly attractive valuations relative to their long-term performance potential.

At period end, we maintained the fund's quality emphasis, given what we saw as the relative attractiveness of high-quality companies. We are hopeful that, over time, this valuation gap between higher- and lower-quality stocks will revert to the mean, which could both reward our current preference for quality and open up new investment opportunities elsewhere in the market.

MANAGED BY

Thomas R. Hancock, Ph.D. On the fund since inception Investing since 1995
David Cowan, Ph.D. On the fund since 2012 Investing since 2006
Ben Inker, CFA On the fund since 2014 Investing since 1992
Sam Wilderman, CFA On the fund since 2014 Investing since 1996

The views expressed in this report are exclusively those of Thomas R. Hancock, Ph.D., GMO, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-months	5-year	Since inception[1]
Class A2	6.91	12.57	5.95	-0.15	80.73	71.63
Class C2	10.72	12.90	5.78	3.83	83.41	69.02
Class I2,3	12.98	14.21	7.00	5.37	94.36	88.22
Class 1[2,3]	13.05	14.28	7.07	5.35	94.94	89.44
Class NAV[3]	13.10	14.34	7.12	5.40	95.43	90.27
Index†	14.12	16.36	8.73	5.98	113.33	118.41

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class 1, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class 1	Class NAV
Gross (%)	1.24	1.93	0.92	0.85	0.80
Net (%)	1.24	1.93	0.89	0.85	0.80

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 3000 Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock U.S. Equity Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 3000 Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C2,4	10-29-05	16,902	16,902	21,841
Class I3	10-29-05	18,822	18,822	21,841
Class 1[3]	10-29-05	18,944	18,944	21,841
Class NAV[3]	10-29-05	19,027	19,027	21,841

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	From 10-29-05.
2	Class A and Class I shares were first offered on 10-31-11; Class 1 shares were first offered on 5-7-12; Class C shares were first offered on 8-28-14. The returns prior to these dates are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A, Class I, Class 1, and Class C shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,051.30	$6.36	1.25%
Class C	1,000.00	1,047.20	10.41	2.05%
Class I	1,000.00	1,053.70	4.53	0.89%
Class 1	1,000.00	1,053.50	4.23	0.83%
Class NAV	1,000.00	1,054.00	3.97	0.78%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.60	$6.26	1.25%
Class C	1,000.00	1,014.60	10.24	2.05%
Class I	1,000.00	1,020.40	4.46	0.89%
Class 1	1,000.00	1,020.70	4.16	0.83%
Class NAV	1,000.00	1,020.90	3.91	0.78%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

Fund's investments

As of 2-28-15 (unaudited)
	Shares	Value
Common stocks 96.9%		$1,193,615,258
(Cost $839,873,304)
Consumer discretionary 9.1%		111,564,368
Auto components 0.0%
Gentex Corp.	33,200	584,983
Distributors 0.2%
Genuine Parts Company	19,400	1,863,952
Hotels, restaurants and leisure 0.7%
Chipotle Mexican Grill, Inc. (I)	1,000	664,970
McDonald's Corp.	71,130	7,034,757
Texas Roadhouse, Inc.	10,800	406,512
Household durables 0.1%
Garmin, Ltd.	6,900	342,447
Tupperware Brands Corp.	7,500	535,500
Internet and catalog retail 5.0%
Amazon.com, Inc. (I)	159,125	60,492,960
The Priceline Group, Inc. (I)	800	989,984
Leisure products 0.2%
Hasbro, Inc.	12,200	760,243
Mattel, Inc.	43,200	1,137,024
Polaris Industries, Inc.	6,500	996,645
Media 0.1%
Scripps Networks Interactive, Inc., Class A	8,400	607,320
Specialty retail 1.0%
Bed Bath & Beyond, Inc. (I)	54,200	4,046,572
Ross Stores, Inc.	33,300	3,523,473
The TJX Companies, Inc.	69,200	4,749,888
Tiffany & Company	5,900	520,498
Textiles, apparel and luxury goods 1.8%
Coach, Inc.	49,500	2,155,725
Fossil Group, Inc. (I)	3,000	258,030
NIKE, Inc., Class B	137,355	13,339,918
Ralph Lauren Corp.	10,500	1,442,805
Under Armour, Inc., Class A (I)	4,400	338,844
VF Corp.	62,240	4,771,318
Consumer staples 17.9%		221,136,304
Beverages 4.0%
Brown-Forman Corp., Class B	20,100	1,842,969
Monster Beverage Corp. (I)	20,720	2,924,006
PepsiCo, Inc.	30,170	2,986,227

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Consumer staples (continued)
Beverages (continued)
The Coca-Cola Company	971,200	$42,052,960
Food and staples retailing 3.0%
Costco Wholesale Corp.	74,800	10,992,608
CVS Health Corp.	99,100	10,293,517
Sysco Corp.	49,500	1,930,005
Wal-Mart Stores, Inc.	165,733	13,909,971
Food products 0.4%
General Mills, Inc.	2,300	123,717
Hormel Foods Corp.	26,300	1,538,813
McCormick & Company, Inc.	22,200	1,673,436
The Hershey Company	22,100	2,293,538
Household products 5.7%
Church & Dwight Company, Inc.	26,900	2,290,266
Colgate-Palmolive Company	211,200	14,957,184
Kimberly-Clark Corp.	22,800	2,500,248
The Procter & Gamble Company	588,100	50,064,953
Personal products 0.3%
Herbalife, Ltd. (I)(L)	15,400	477,554
The Estee Lauder Companies, Inc., Class A	35,960	2,972,813
Tobacco 4.5%
Philip Morris International, Inc.	624,157	51,780,065
Reynolds American, Inc.	46,700	3,531,454
Energy 10.6%		130,387,990
Oil, gas and consumable fuels 10.6%
Apache Corp.	83,818	5,518,577
Chevron Corp.	410,014	43,740,294
ConocoPhillips	264,100	17,219,320
Denbury Resources, Inc.	18,800	157,920
Devon Energy Corp.	59,800	3,683,082
Exxon Mobil Corp.	472,600	41,844,004
Hess Corp.	13,700	1,028,596
Marathon Oil Corp.	178,500	4,973,010
Murphy Oil Corp.	21,500	1,094,135
Occidental Petroleum Corp.	142,900	11,129,052
Financials 2.3%		28,419,798
Banks 1.5%
JPMorgan Chase & Co.	296,542	18,172,094
Consumer finance 0.8%
American Express Company	125,600	10,247,704

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Health care 19.9%		$245,367,807
Biotechnology 1.9%
Amgen, Inc.	59,800	9,431,656
Biogen Idec, Inc. (I)	33,790	13,840,046
Health care equipment and supplies 5.3%
Abbott Laboratories	335,200	15,878,424
Baxter International, Inc.	43,200	2,987,280
Becton, Dickinson and Company	36,500	5,355,280
C.R. Bard, Inc.	13,980	2,364,577
Edwards Lifesciences Corp. (I)	16,720	2,224,094
IDEXX Laboratories, Inc. (I)	800	125,464
Intuitive Surgical, Inc. (I)	6,370	3,185,000
Medtronic PLC	214,218	16,621,175
ResMed, Inc. (L)	18,600	1,197,096
Sirona Dental Systems, Inc. (I)	6,700	608,494
St. Jude Medical, Inc.	37,800	2,520,504
Stryker Corp.	77,500	7,343,125
Varian Medical Systems, Inc. (I)	19,600	1,822,212
Zimmer Holdings, Inc.	30,100	3,623,739
Health care providers and services 7.0%
AmerisourceBergen Corp.	6,300	647,388
Anthem, Inc.	6,300	922,635
Express Scripts Holding Company (I)	717,671	60,851,324
Henry Schein, Inc. (I)	16,100	2,254,805
Humana, Inc.	27,800	4,569,764
Laboratory Corp. of America Holdings (I)	1,100	135,333
MEDNAX, Inc. (I)	5,500	393,085
Patterson Companies, Inc.	7,300	365,548
UnitedHealth Group, Inc.	139,646	15,867,975
Health care technology 0.2%
Cerner Corp. (I)	41,240	2,971,754
Life sciences tools and services 0.3%
Agilent Technologies, Inc.	8,200	346,122
Bio-Techne Corp.	3,100	302,343
Mettler-Toledo International, Inc. (I)	2,800	879,676
Waters Corp. (I)	15,400	1,853,852
Pharmaceuticals 5.2%
Allergan, Inc.	40,926	9,525,117
Eli Lilly & Company	32,900	2,308,593
Johnson & Johnson	507,700	52,044,327
Industrials 7.8%		95,660,325
Aerospace and defense 1.6%
General Dynamics Corp.	2,500	346,950

14SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Industrials (continued)
Aerospace and defense (continued)
Honeywell International, Inc.	92,000	$9,455,760
Precision Castparts Corp.	27,600	5,969,880
Rockwell Collins, Inc.	5,000	445,400
United Technologies Corp.	28,900	3,523,199
Air freight and logistics 0.3%
C.H. Robinson Worldwide, Inc.	25,600	1,902,080
Expeditors International of Washington, Inc.	24,000	1,159,200
Commercial services and supplies 0.1%
Rollins, Inc.	12,650	424,281
Stericycle, Inc. (I)	6,600	890,802
Electrical equipment 1.0%
AMETEK, Inc.	25,100	1,333,814
Emerson Electric Company	127,398	7,378,892
Hubbell, Inc., Class B	5,200	591,760
Rockwell Automation, Inc.	24,900	2,914,296
Industrial conglomerates 3.3%
3M Company	155,500	26,225,075
Danaher Corp.	151,800	13,249,104
Roper Industries, Inc.	7,700	1,290,289
Machinery 1.1%
CLARCOR, Inc.	4,300	282,983
Donaldson Company, Inc.	2,400	88,896
Dover Corp.	19,200	1,383,360
Flowserve Corp.	6,300	391,419
Illinois Tool Works, Inc.	86,500	8,551,390
Lincoln Electric Holdings, Inc.	3,200	220,928
Pall Corp.	11,500	1,159,315
Snap-on, Inc.	2,300	338,629
Wabtec Corp.	10,500	996,345
Professional services 0.1%
Equifax, Inc.	8,600	802,982
Road and rail 0.0%
J.B. Hunt Transport Services, Inc.	3,700	316,350
Landstar System, Inc.	4,000	280,880
Trading companies and distributors 0.3%
Fastenal Company	29,300	1,217,415
MSC Industrial Direct Company, Inc., Class A	2,900	211,671
W.W. Grainger, Inc.	9,780	2,316,980
Information technology 28.0%		344,884,925
Communications equipment 5.0%
Cisco Systems, Inc.	948,306	27,984,510

SEE NOTES TO FINANCIAL STATEMENTS15

	Shares	Value
Information technology (continued)
Communications equipment (continued)
F5 Networks, Inc. (I)	10,700	$1,263,831
QUALCOMM, Inc.	401,098	29,083,616
Ubiquiti Networks, Inc. (L)	108,507	3,433,161
Electronic equipment, instruments and components 0.1%
Amphenol Corp., Class A	34,400	1,942,224
Internet software and services 5.7%
Akamai Technologies, Inc. (I)	17,500	1,216,425
eBay, Inc. (I)	146,401	8,478,082
Google, Inc., Class A (I)	93,489	52,599,716
Google, Inc., Class C (I)	13,400	7,482,560
IT services 3.8%
Accenture PLC, Class A	118,200	10,641,546
Automatic Data Processing, Inc.	10,000	888,400
Cognizant Technology Solutions Corp., Class A (I)	103,300	6,454,701
Gartner, Inc. (I)	2,900	241,019
International Business Machines Corp.	37,697	6,104,652
Jack Henry & Associates, Inc.	9,900	648,450
MasterCard, Inc., Class A	133,000	11,987,290
Paychex, Inc.	55,900	2,785,777
Teradata Corp. (I)	144,900	6,450,948
Total System Services, Inc.	19,100	729,620
Semiconductors and semiconductor equipment 0.6%
Analog Devices, Inc.	52,900	3,096,766
Avago Technologies, Ltd.	3,400	433,908
Linear Technology Corp.	26,900	1,296,177
Skyworks Solutions, Inc.	10,500	921,375
Xilinx, Inc.	42,100	1,783,777
Software 7.6%
ANSYS, Inc. (I)	16,800	1,444,296
CA, Inc.	39,200	1,274,784
Citrix Systems, Inc. (I)	30,000	1,910,250
FactSet Research Systems, Inc.	3,600	559,980
Intuit, Inc.	47,400	4,627,662
Microsoft Corp.	965,785	42,349,672
Oracle Corp.	916,955	40,180,968
Red Hat, Inc. (I)	15,600	1,078,272
Technology hardware, storage and peripherals 5.2%
Apple, Inc.	409,700	52,630,062
EMC Corp.	356,200	10,308,428
NetApp, Inc.	14,800	572,020

16SEE NOTES TO FINANCIAL STATEMENTS

			Shares	Value
Materials 1.3%				$16,193,741
Chemicals 1.3%
International Flavors & Fragrances, Inc.			3,100	377,983
Monsanto Company			103,600	12,476,548
Sigma-Aldrich Corp.			17,700	2,443,662
The Sherwin-Williams Company			1,200	342,240
Containers and packaging 0.0%
AptarGroup, Inc.			8,400	553,308
Rights 0.0%				$644
(Cost $1,820)
Health care 0.0%				644
Community Health Systems, Inc. (Expiration Date: 1-27-16) (I)(N)			28,000	644
Warrants 0.0%				$41
(Cost $280)
Financials 0.0%				41
Tejon Ranch Company (Expiration Date: 8-31-16; Strike Price: $40.00) (I)			44	41
	Yield (%)		Shares	Value
Securities lending collateral 0.4%				$4,713,302
(Cost $4,713,368)
John Hancock Collateral Trust (W)	0.0869(Y	)	471,085	4,713,302
Short-term investments 3.0%
(Cost $36,860,710)
Money market funds 3.0%				36,860,710
State Street Institutional Treasury Money Market Fund	0.0000(Y	)	36,860,710	36,860,710
Total investments (Cost $881,449,482)† 100.3%				$1,235,189,955
Other assets and liabilities, net (0.3%)				($3,848,344)
Total net assets 100.0%				$1,231,341,611

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-15.
(N)	Strike price and/or expiration date not available.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-15.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $903,804,799. Net unrealized appreciation aggregated $331,385,156, of which $340,867,082 related to appreciated investment securities and $9,481,926 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS17

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

Assets
Investments in unaffiliated issuers, at value (Cost $876,736,114) including $4,629,122 of securities loaned	$1,230,476,653
Investments in affiliated issuers, at value (Cost $4,713,368)	4,713,302
Total investments, at value (Cost $881,449,482)	1,235,189,955
Cash	8,204
Foreign currency, at value (Cost $17)	15
Receivable for investments sold	1,777,230
Receivable for fund shares sold	174,731
Dividends and interest receivable	2,200,358
Receivable for securities lending income	3,023
Other receivables and prepaid expenses	40,589
Total assets	1,239,394,105
Liabilities
Payable for fund shares repurchased	3,177,993
Payable upon return of securities loaned	4,726,020
Payable to affiliates
Accounting and legal services fees	22,646
Transfer agent fees	31,632
Trustees' fees	484
Investment management fees	1,914
Other liabilities and accrued expenses	91,805
Total liabilities	8,052,494
Net assets	$1,231,341,611
Net assets consist of
Paid-in capital	$841,984,734
Undistributed net investment income	2,279,078
Accumulated net realized gain (loss) on investments and foreign currency transactions	33,337,328
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	353,740,471
Net assets	$1,231,341,611

18SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($48,457,622 ÷ 3,978,140 shares)[1]	$12.18
Class C ($301,144 ÷ 24,636 shares)[1]	$12.22
Class I ($112,442,171 ÷ 9,257,550 shares)	$12.15
Class 1 ($58,329,049 ÷ 4,805,100 shares)	$12.14
Class NAV ($1,011,811,625 ÷ 83,344,860 shares)	$12.14
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$12.82

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS19

STATEMENT OF OPERATIONS   For the six months ended 2-28-15 (unaudited)

Investment income
Dividends	$11,720,524
Securities lending	18,930
Interest	218
Total investment income	11,739,672
Expenses
Investment management fees	4,580,276
Distribution and service fees	90,750
Accounting and legal services fees	69,805
Transfer agent fees	96,223
Trustees' fees	8,932
State registration fees	31,378
Printing and postage	7,284
Professional fees	29,406
Custodian fees	65,304
Registration and filing fees	21,737
Other	11,134
Total expenses	5,012,229
Less expense reductions	(63,865)
Net expenses	4,948,364
Net investment income	6,791,308
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	79,090,527
Investments in affiliated issuers	(1,376)
79,089,151
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(20,567,359)
Investments in affiliated issuers	(344)
(20,567,703)
Net realized and unrealized gain	58,521,448
Increase in net assets from operations	$65,312,756

20SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$6,791,308	$15,443,413
Net realized gain	79,089,151	189,149,958
Change in net unrealized appreciation (depreciation)	(20,567,703)	15,481,031
Increase in net assets resulting from operations	65,312,756	220,074,402
Distributions to shareholders
From net investment income
Class A	(374,476)	(628,059)
Class I	(1,245,875)	(1,916,341)
Class 1	(652,908)	(1,070,734)
Class NAV	(11,881,914)	(17,961,426)
From net realized gain
Class A	(8,149,941)	(4,581,829)
Class C	(34,295)	—
Class I	(18,214,493)	(10,753,939)
Class 1	(9,065,749)	(5,861,712)
Class NAV	(158,361,131)	(95,978,912)
Total distributions	(207,980,782)	(138,752,952)
From fund share transactions	138,971,274	35,559,738
Total increase (decrease)	(3,696,752)	116,881,188
Net assets
Beginning of period	1,235,038,363	1,118,157,175
End of period	$1,231,341,611	$1,235,038,363
Undistributed net investment income	$2,279,078	$9,642,943

SEE NOTES TO FINANCIAL STATEMENTS21

Financial highlights

Class A Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$13.82		$13.02	$11.56	$10.33
Net investment income[3]	0.04		0.11	0.13	0.10
Net realized and unrealized gain on investments	0.64		2.35	1.45	1.20
Total from investment operations	0.68		2.46	1.58	1.30
Less distributions
From net investment income	(0.10)		(0.20)	(0.12)	(0.07)
From net realized gain	(2.22)		(1.46)	—	—
Total distributions	(2.32)		(1.66)	(0.12)	(0.07)
Net asset value, end of period	$12.18		$13.82	$13.02	$11.56
Total return (%)[4,5]	5.13	[6]	20.07	13.84	12.64	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$48		$52	$36	$28
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	[7]	1.29	1.35	1.39	[7]
Expenses including reductions	1.25	[7]	1.28	1.35	1.35	[7]
Net investment income	0.68	[7]	0.85	1.03	1.06	[7]
Portfolio turnover (%)	29		52	42	48	[8,9]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class A shares is 10-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Annualized.
8	Excludes merger activity.
9	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

22SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	2-28-15	[1]	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$13.81		$13.81
Net investment income[3]	—	[4]	—	[4]
Net realized and unrealized gain on investments	0.63		—	[4]
Total from investment operations	0.63		—	[4]
Less distributions
From net realized gain	(2.22)		—
Net asset value, end of period	$12.22		$13.81
Total return (%)[5,6]	4.72	[7]	0.00	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	7.65	[9]	17.05	[9]
Expenses including reductions	2.05	[9]	2.05	[9]
Net investment income (loss)	(0.04	) [9]	0.46	[9]
Portfolio turnover (%)	29		52	[10]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class C shares is 8-28-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Does not reflect the effect of sales charges, if any.
7	Not annualized.
8	Less than $500,000.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS23

Class I Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$13.81		$13.02	$11.56	$10.33
Net investment income[3]	0.07		0.16	0.18	0.13
Net realized and unrealized gain (loss) on investments	0.64		2.35	1.46	1.21
Total from investment operations	0.71		2.51	1.64	1.34
Less distributions
From net investment income	(0.15)		(0.26)	(0.18)	(0.11)
From net realized gain	(2.22)		(1.46)	—	—
Total distributions	(2.37)		(1.72)	(0.18)	(0.11)
Net asset value, end of period	$12.15		$13.81	$13.02	$11.56
Total return (%)[4]	5.37	[5]	20.53	14.35	13.11	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$112		$120	$88	$59
Ratios (as a percentage of average net assets):
Expenses before reductions	0.92	[6]	0.96	0.92	0.96	[6]
Expenses including reductions	0.89	[6]	0.89	0.89	0.89	[6]
Net investment income	1.04	[6]	1.24	1.48	1.47	[6]
Portfolio turnover (%)	29		52	42	48	[7,8]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class I shares is 10-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.
8	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

24SEE NOTES TO FINANCIAL STATEMENTS

Class 1 Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$13.81		$13.02	$11.56	$11.04
Net investment income[3]	0.07		0.17	0.19	0.06
Net realized and unrealized gain on investments	0.64		2.35	1.45	0.46
Total from investment operations	0.71		2.52	1.64	0.52
Less distributions
From net investment income	(0.16)		(0.27)	(0.18)	—
From net realized gain	(2.22)		(1.46)	—	—
Total distributions	(2.38)		(1.73)	(0.18)	—
Net asset value, end of period	$12.14		$13.81	$13.02	$11.56
Total return (%)[4]	5.35	[5]	20.60	14.41	4.71	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$58		$58	$54	$46
Ratios (as a percentage of average net assets):
Expenses before reductions	0.84	[6]	0.84	0.83	0.84	[6]
Expenses including reductions	0.83	[6]	0.83	0.83	0.84	[6]
Net investment income	1.10	[6]	1.29	1.54	1.77	[6]
Portfolio turnover (%)	29		52	42	48	[7,8]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class 1 shares is 5-7-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.
8	Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS25

Class NAV Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10
Per share operating performance
Net asset value, beginning of period	$13.81		$13.03	$11.56	$9.84	$8.30	$8.25
Net investment income[2]	0.07		0.18	0.20	0.16	0.14	0.12
Net realized and unrealized gain on investments	0.65		2.33	1.46	1.68	1.52	0.05
Total from investment operations	0.72		2.51	1.66	1.84	1.66	0.17
Less distributions
From net investment income	(0.17)		(0.27)	(0.19)	(0.12)	(0.12)	(0.12)
From net realized gain	(2.22)		(1.46)	—	—	—	—
Total distributions	(2.39)		(1.73)	(0.19)	(0.12)	(0.12)	(0.12)
Net asset value, end of period	$12.14		$13.81	$13.03	$11.56	$9.84	$8.30
Total return (%)[3]	5.40	[4]	20.56	14.55	18.86	20.03	1.92
Ratios and supplemental data
Net assets, end of period (in millions)	$1,012		$1,005	$939	$1,477	$1,049	$902
Ratios (as a percentage of average net assets):
Expenses before reductions	0.79	[5]	0.79	0.78	0.79	0.79	0.79
Expenses including reductions	0.78	[5]	0.78	0.78	0.79	0.79	0.79
Net investment income	1.15	[5]	1.34	1.60	1.51	1.47	1.33
Portfolio turnover (%)	29		52	42	48 [6]	72	34

1	Six months ended 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.

26SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock U.S. Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statements of assets and liabilities. Class A and Class C are open to all investors. Class I shares are offered to institutions and certain investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as "funds of funds" that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2015, all investments are categorized as Level 1 under the hierarchy described above.

27

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2015 were $412. For the six months ended February 28, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any and transfer agent fees for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class-specific expenses, such

28

as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: a) 0.780% of the first $500 million aggregate net assets; b) 0.760% of the aggregate net assets between $500 million and $1 billion; and c) 0.740% of the fund's aggregate net assets in excess of $1 billion. Aggregate net assets generally include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with Grantham, Mayo, Van Otterloo & Co. LLC. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive fees and/or reimburse certain fund expenses excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, short dividend expense and acquired fund fees. The fee waivers and/or reimbursements are such that these expenses will not exceed 1.35%, 2.05%, and 0.89% for Class A shares, Class C shares

29

and Class I shares, respectively. The fee waivers and/or reimbursements will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

Additionally, the Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent and service fees, short dividend expense, and acquired fund fees. Prior to January 1, 2015, this voluntary waiver also excluded blue sky fees and printing and postage. This expense reduction will continue in effect until terminated at any time by the Advisor on notice of the fund.

Effective January 1, 2015, the Advisor has voluntarily agreed to waive and/or reimburse all blue sky fees and printing and postage of the fund until December 31, 2015.

For the six months ended February 28, 2015, the expense reductions described above amounted to the following:

Class	Expense reduction	Class	Expense reduction
Class A	$2,154	Class 1	$2,108
Class C	5,445	Class NAV	36,917
Class I	17,241	Total	$63,865

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2015 were equivalent to a net annual effective rate of 0.74% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six month ended February 28, 2015, amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A, Class C and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Class	Rule 12b-1 fee
Class A	0.30%	Class 1	0.05%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $25,744 for the six months ended February 28, 2015. Of this amount, $4,343 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $19,747 was paid as sales commissions to broker-dealers and $1,654 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being

30

redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2015, CDSCs received by the Distributor amounted to $541 for Class A shares. There were no CDSCs for Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$75,606	$31,229	$9,614	$2,122
Class C	972	119	5,547	14
Class I	—	64,875	6,406	2,773
Class 1	14,172	—	—	—
Total	$90,750	$96,223	$21,567	$4,909

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to February 28, 2015, state registration fees and printing and postage amounted to $9,811 and $2,375, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2015 and for the year ended August 31, 2014 were as follows:

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	680,425	$9,023,057	1,770,759	$23,580,013
Distributions reinvested	691,290	8,330,048	399,274	5,066,786
Repurchased	(1,170,839)	(15,048,287)	(1,170,743)	(15,486,969)
Net increase	200,876	$2,304,818	999,290	$13,159,830
Class C shares[1]
Sold	18,399	$237,830	7,241	$100,000
Distributions reinvested	1,504	18,208	—	—
Repurchased	(2,508)	(32,998)	—	—
Net increase	17,395	$223,040	7,241	$100,000

31

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class I shares
Sold	1,014,011	$12,705,796	3,328,867	$43,694,487
Distributions reinvested	1,586,840	19,057,943	965,747	12,216,695
Repurchased	(2,002,929)	(25,389,298)	(2,412,688)	(31,695,629)
Net increase	597,922	$6,374,441	1,881,926	$24,215,553
Class 1 shares
Sold	288,568	$3,730,118	330,561	$4,394,473
Distributions reinvested	809,888	9,718,657	548,453	6,932,446
Repurchased	(484,524)	(6,276,358)	(860,736)	(11,450,094)
Net increase (decrease)	613,932	$7,172,417	18,278	($123,175)
Class NAV shares
Sold	1,641,590	$21,910,300	2,578,639	$33,981,695
Distributions reinvested	14,186,920	170,243,045	9,014,267	113,940,338
Repurchased	(5,250,042)	(69,256,787)	(10,945,578)	(149,714,503)
Net increase (decrease)	10,578,468	$122,896,558	647,328	($1,792,470)
Total net increase	12,008,593	$138,971,274	3,554,063	$35,559,738

1 The inception date for Class C shares is 8-28-14.

Affiliates of the fund owned 29% and 100% of shares of beneficial interest of Class C and Class NAV, respectively, on February 28, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $347,183,529 and $432,473,269, respectively, for the six months ended February 28, 2015.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2015, funds within the John Hancock group of funds complex held 81.7% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Lifestyle Growth Portfolio	26.5%
John Hancock Lifestyle Balanced Portfolio	25.4%
John Hancock Lifestyle Moderate Portfolio	7.7%
John Hancock Lifestyle Aggressive Portfolio	7.2%

32

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Grantham, Mayo, Van Otterloo & Co. LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

33

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock U.S. Equity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
390SA 2/15 4/15

John Hancock

Emerging Markets Fund

Semiannual report 2/28/15

A message to shareholders

Dear fellow shareholder,

Strong economic growth in the United States set the global standard in 2014, and appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about sustained relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but note that opportunities are growing and could reward investors should recoveries in those markets begin in earnest.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. The European Central Bank announced dramatic monetary policy measures in January to promote economic activity in the region—similar to the monetary policy activity of the U.S. Federal Reserve (Fed) in recent years. One effect has been to push the value of the euro down relative to the U.S. dollar, which benefits European exporters by making their goods cheaper.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The Fed has signaled its intention to raise short-term interest rates at some point in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 28, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
25	Notes to financial statements
34	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/15 (%)

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Emerging markets hit by decline in oil prices

Most emerging-market equities posted negative returns as plunging oil prices weighed on stocks in many developing countries, especially among commodity-producing nations.

Fund's energy sector positioning aided relative performance

The fund's underweight in energy relative to the MSCI Emerging Markets Index contributed to relative performance, as the sector underperformed.

Fund's China allocation detracted from relative results

The fund's underweight in China detracted from relative performance, as Chinese equities outperformed.

SECTOR COMPOSITION AS OF 2/28/15 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Value stocks may decline in price. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Currency transactions are affected by fluctuations in exchange rates. Funds that invest in fixed-income securities are subject to varying degrees of risk that the issuers of the securities will have their credit rating downgraded or will default, potentially reducing a fund's share price and income level. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Karen E. Umland, CFA, Dimensional Fund Advisors LP

Karen E. Umland, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Can you describe the market environment during this period and discuss the overall decline in emerging-market equity prices?

The U.S. dollar strengthened against most emerging-market currencies, especially the ruble and Eastern European and Latin American currencies. This had a negative impact on the dollar-denominated investment returns of emerging-market equities.

In addition to currency issues, other factors that affected emerging-market equities during the period included a nearly 50% decline in oil prices and concerns about Russia's economy. The plunge in oil prices resulted in part from increased global oil supplies and expanded production in the United States. Demand remained soft as a result of expectations that global economic growth will be constrained, particularly in Europe, China, and Japan. The oil price drop had a negative impact on energy and materials stocks and on the economies of energy-exporting countries, including many emerging markets. The sensitivity of Russia's energy export-driven economy to falling oil prices created headwinds for that market, and a geopolitical conflict in Ukraine added to the tensions surrounding Russia.

Within the emerging-market equity universe, small-cap stocks, as represented by the MSCI Emerging Markets Small Cap Index, outperformed large caps and mid caps, as represented by the fund's benchmark, the MSCI Emerging Markets Index, which includes large caps and mid caps only. At the valuation level, relatively low-priced value equities underperformed their growth-oriented counterparts. The magnitude of value stocks' underperformance was most pronounced among large caps. At the sector level, healthcare was the top performer within emerging-market equities, while energy was the weakest. Among the five largest country components of the benchmark, equity markets in China, Taiwan, and India outperformed, while the South Korean and Brazilian markets underperformed.

Did this environment affect the portfolio team's management of the fund?

No matter what the economic or financial environment, we continued to pursue a disciplined approach to identify securities for purchase or sale in the fund. As a result of our diversified

4

"The oil price drop had a negative impact on energy and materials stocks and on the economies of energy-exporting countries, including many emerging markets."
investment approach, the performance of the fund's portfolio of more than 3,000 equity holdings is determined principally by broad trends in emerging-market equities rather than the behavior of a limited group of securities in a particular industry, country, or asset class. We seek long-term capital appreciation primarily in emerging-market securities, which may include frontier markets (emerging-market countries at an earlier stage of development). We also seek to purchase emerging-market equity securities across all market capitalizations, with high exposure relative to the benchmark to areas of the market that have historically generated higher returns over the long term. This approach results in the fund broadly maintaining relatively high weightings in securities of small-cap issuers and in value stocks, generally meaning those that have a low relative price in relation to their book value. In the weightings of individual positions, we also place greater emphasis on companies with high profitability relative to the benchmark.

At the sector level, which factors had the most significant impact on the fund's performance during the period?

As a result of our greater emphasis on small-cap stocks and equities with lower relative prices, the fund was underweight in the energy sector. This had a beneficial impact on relative performance, as the sector underperformed by a wide margin because of the sharp decline in oil prices.

TOP 10 HOLDINGS AS OF 2/28/15 (%)

Samsung Electronics Company, Ltd.	3.2
Taiwan Semiconductor Manufacturing Company, Ltd.	1.7
China Construction Bank Corp., H Shares	1.1
Tencent Holdings, Ltd.	1.1
Industrial & Commercial Bank of China, Ltd., H Shares	1.0
MTN Group, Ltd.	1.0
Hon Hai Precision Industry Company, Ltd.	0.9
China Mobile, Ltd., ADR	0.9
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	0.6
Bank of China, Ltd., H Shares	0.5
TOTAL	12.0
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"As a result of our greater emphasis on small-cap stocks and equities with lower relative prices, the fund was underweight in the energy sector. This had a beneficial impact on relative performance, as the sector underperformed by a wide margin because of the sharp decline in oil prices."

What were the significant factors in the fund's positioning at the market capitalization level?

We maintain high exposure to small-cap stocks relative to the fund's benchmark, which is made up solely of large caps and mid caps. During the period, this contributed to the fund's relative performance, as small caps within the emerging-market universe generally outperformed the fund's benchmark.

How did the fund's country weightings affect performance?

To enhance portfolio diversification, we impose a cap at the country level. As a result, the fund's positions in a single country may have a lower weight than the benchmark. During the period, the fund was underweight in equities from China, the largest component of the benchmark. This detracted from relative performance, as China outperformed.

In India, a market that outperformed, the fund's overweight contributed to relative performance, as did differences in the composition of the fund's Indian holdings relative to the benchmark. The fund's underweight in Russia also contributed, as Russian equities underperformed by a wide margin. Holdings differences in South Korea also aided relative results.

TOP 10 COUNTRIES AS OF 2/28/15 (%)

Taiwan	15.3
South Korea	15.2
China	11.2
India	10.7
Brazil	8.6
South Africa	8.5
Mexico	5.0
Hong Kong	4.6
Malaysia	4.3
Indonesia	3.3
TOTAL	86.7
As a percentage of net assets.
Cash and cash equivalents are not included.

6

How was the fund positioned at the end of the period?

In keeping with our long-term investment approach, the fund was overweight in low relative-price stocks and equities with smaller market capitalizations, while emphasizing companies with high profitability relative to the benchmark. As a result of this approach, and due to risk control measures that can result in differences relative to the benchmark, the fund was overweight in the consumer discretionary, industrials, and materials sectors, and underweight in financial services, energy, and telecommunication services. This approach also resulted in the fund remaining overweight in India and Taiwan, and underweight in China and Russia.

MANAGED BY

Joseph H. Chi, CFA On the fund since 2010 Investing since 2005
Jed S. Fogdall On the fund since 2010 Investing since 2004
Henry F. Gray On the fund since 2012 Investing since 1995
Karen E. Umland, CFA On the fund since 2007 Investing since 1988

The views expressed in this report are exclusively those of Karen E. Umland, CFA, Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception[1]	6-months	5-year	Since inception[1]
Class A2	-0.35	1.18	1.89	-12.80	6.06	15.81
Class C2	3.14	1.49	1.81	-9.45	7.67	15.10
Class I2,3	5.20	2.65	2.99	-8.00	14.00	26.00
Class R6[2,3]	5.29	2.68	3.02	-8.01	14.14	26.23
Class NAV[3]	5.38	2.81	3.14	-8.00	14.88	27.44
Index†	5.38	3.97	2.99	-8.20	21.50	25.99

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class R6	Class NAV
Gross (%)	1.53	2.21	1.20	1.10	1.08
Net (%)	1.53	2.21	1.20	1.08	1.08

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI Emerging Markets Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI Emerging Markets Index.

	Start date	With maximum sales charge	Without sales charge	Index
Class C4	5-1-07	11,510	11,510	12,599
Class I3	5-1-07	12,600	12,600	12,599
Class R6[3]	5-1-07	12,623	12,623	12,599
Class NAV[3]	5-1-07	12,744	12,744	12,599

The MSCI Emerging Markets Index (gross of foreign withholding tax on dividends) is an unmanaged index designed to measure the performance of developing markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	From 5-1-07.
2	Class A shares and Class I shares were first offered on 3-31-11; Class R6 shares were first offered on 9-1-11; Class C shares were first offered on 6-27-14. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, Class R6, and Class C shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$918.20	$7.13	1.50%
Class C	1,000.00	914.70	11.16	2.35%
Class I	1,000.00	920.00	5.86	1.23%
Class R6	1,000.00	919.90	5.19	1.09%
Class NAV	1,000.00	920.00	5.05	1.06%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,017.40	$7.50	1.50%
Class C	1,000.00	1,013.10	11.73	2.35%
Class I	1,000.00	1,018.70	6.16	1.23%
Class R6	1,000.00	1,019.40	5.46	1.09%
Class NAV	1,000.00	1,019.50	5.31	1.06%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

Fund's investments

Summary of fund's investments as of 2-28-15 (unaudited)
(showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

	Shares	Value	% of Net Assets
Common stocks 97.7%		$2,693,973,140
(Cost $2,459,315,255)
Australia 0.0%		370,957	0.0%
Brazil 6.7%		185,122,819	6.7%
AMBEV SA	1,030,700	6,665,109	0.2%
AMBEV SA, ADR	1,376,891	8,880,947	0.3%
Banco Bradesco SA	466,918	6,158,695	0.2%
Banco Bradesco SA, ADR	595,749	7,851,972	0.3%
Banco do Brasil SA	828,274	6,952,920	0.3%
Itau Unibanco Holding SA	152,016	1,756,248	0.1%
Itau Unibanco Holding SA, ADR	940,756	12,022,862	0.4%
Petroleo Brasileiro SA	59,683	200,080	0.0%
Petroleo Brasileiro SA, ADR	453,915	3,009,456	0.1%
Ultrapar Participacoes SA	107,702	2,264,386	0.1%
Ultrapar Participacoes SA, ADR (L)	195,658	4,085,339	0.1%
Vale SA	26,900	201,736	0.0%
Vale SA, ADR, Ordinary A Shares (L)	595,381	4,417,727	0.2%
OTHER SECURITIES		120,655,342	4.4%
Canada 0.0%		490,584	0.0%
Chile 1.5%		40,797,693	1.5%
China 11.2%		308,215,007	11.2%
Bank of China, Ltd., H Shares	24,893,075	14,348,407	0.5%
China Construction Bank Corp., H Shares	36,303,000	30,230,118	1.1%
China Petroleum & Chemical Corp., ADR (L)	118,070	9,880,098	0.4%
CNOOC, Ltd.	8,552,000	12,235,379	0.4%
CNOOC, Ltd., ADR (L)	30,277	4,356,860	0.2%
Industrial & Commercial Bank of China, Ltd., H Shares	39,387,000	28,934,256	1.0%
Ping An Insurance Group Company of China, Ltd., H Shares	679,000	7,533,827	0.3%
Tencent Holdings, Ltd.	1,670,600	29,148,199	1.1%
OTHER SECURITIES		171,547,863	6.2%
Colombia 0.4%		10,682,471	0.4%
Cyprus 0.1%		1,249,596	0.1%
Czech Republic 0.2%		6,290,842	0.2%
Egypt 0.1%		2,613,071	0.1%
Greece 0.4%		11,064,419	0.4%

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Guernsey Channel Islands 0.0%		$191,928	0.0%
Hong Kong 4.6%		125,733,579	4.6%
China Mobile, Ltd.	409,500	5,572,799	0.2%
China Mobile, Ltd., ADR	358,226	24,269,812	0.9%
OTHER SECURITIES		95,890,968	3.5%
Hungary 0.2%		5,024,399	0.2%
India 10.7%		294,201,326	10.7%
HDFC Bank, Ltd.	538,287	10,437,262	0.4%
ICICI Bank, Ltd.	742,413	4,053,384	0.1%
ICICI Bank, Ltd., ADR	328,105	3,822,423	0.1%
Infosys, Ltd.	176,408	6,475,120	0.2%
Infosys, Ltd., ADR (L)	168,774	6,195,694	0.2%
ITC, Ltd.	1,112,119	7,078,196	0.3%
Reliance Industries, Ltd.	558,159	7,767,839	0.3%
Tata Consultancy Services, Ltd.	227,590	9,805,974	0.4%
OTHER SECURITIES		238,565,434	8.7%
Indonesia 3.3%		89,780,091	3.3%
Astra International Tbk PT	12,982,700	7,874,447	0.3%
Bank Rakyat Indonesia Persero Tbk PT	8,858,900	8,817,111	0.3%
OTHER SECURITIES		73,088,533	2.7%
Luxembourg 0.0%		44,424	0.0%
Malaysia 4.3%		119,755,090	4.3%
Public Bank BHD	1,436,860	7,301,532	0.3%
OTHER SECURITIES		112,453,558	4.0%
Malta 0.1%		2,330,668	0.1%
Mexico 5.0%		138,055,270	5.0%
America Movil SAB de CV, Series L	9,527,383	10,199,135	0.4%
America Movil SAB de CV, Series L, ADR	351,768	7,520,800	0.3%
Cemex SAB de CV (I)	718,234	728,940	0.0%
Cemex SAB de CV, ADR (I)(L)	633,605	6,431,091	0.2%
Fomento Economico Mexicano SAB de CV	33,178	315,611	0.0%
Fomento Economico Mexicano SAB de CV, ADR	95,411	9,088,852	0.3%
Grupo Mexico SAB de CV, Series B	3,283,945	9,996,480	0.4%
Grupo Televisa SAB	419,590	2,862,572	0.1%
Grupo Televisa SAB, ADR	166,208	5,671,017	0.2%
Wal-Mart de Mexico SAB de CV	2,939,207	7,212,403	0.3%
OTHER SECURITIES		78,028,369	2.8%
Netherlands 0.0%		1,034,142	0.0%
Peru 0.1%		3,579,703	0.1%
Philippines 1.8%		48,711,606	1.8%

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value	% of Net Assets
Poland 1.8%		$50,419,029	1.8%
Russia 1.2%		33,589,030	1.2%
Gazprom OAO, ADR	1,677,622	8,349,609	0.3%
OTHER SECURITIES		25,239,421	0.9%
South Africa 8.5%		234,425,544	8.5%
Bidvest Group, Ltd.	254,001	7,008,085	0.3%
FirstRand, Ltd.	2,447,764	11,211,919	0.4%
MTN Group, Ltd. (L)	1,632,906	28,918,626	1.0%
Naspers, Ltd.	77,452	11,344,035	0.4%
Sanlam, Ltd.	1,410,943	9,143,764	0.3%
Sasol, Ltd.	295,861	10,679,961	0.4%
Sasol, Ltd., ADR	113,719	4,142,783	0.2%
Standard Bank Group, Ltd.	509,239	6,655,009	0.2%
Steinhoff International Holdings, Ltd.	1,643,685	9,483,016	0.3%
OTHER SECURITIES		135,838,346	5.0%
South Korea 15.2%		419,311,449	15.2%
Hyundai Mobis Company, Ltd.	29,884	6,793,868	0.2%
Hyundai Motor Company	67,224	9,827,814	0.4%
LG Display Company, Ltd.	78,594	2,440,204	0.1%
LG Display Company, Ltd., ADR (I)(L)	373,128	5,772,290	0.2%
NAVER Corp.	12,301	7,402,134	0.3%
POSCO	12,983	3,162,882	0.1%
POSCO, ADR (L)	62,265	3,775,750	0.1%
Samsung Electronics Company, Ltd.	71,934	88,968,372	3.2%
Samsung Electronics Company, Ltd., GDR	2,125	1,316,736	0.0%
Shinhan Financial Group Company, Ltd., ADR	236,313	9,381,626	0.3%
Shinhan Financial Group Company, Ltd.	1,417	56,446	0.0%
SK Hynix, Inc.	257,009	10,909,641	0.4%
OTHER SECURITIES		269,503,686	9.9%
Spain 0.1%		3,608,516	0.1%
Taiwan 15.3%		422,689,228	15.3%
Hon Hai Precision Industry Company, Ltd.	8,997,499	24,862,201	0.9%
Taiwan Semiconductor Manufacturing Company, Ltd.	9,655,000	46,064,755	1.7%
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	697,784	17,116,642	0.6%
OTHER SECURITIES		334,645,630	12.1%
Thailand 3.1%		84,453,851	3.1%
PTT PCL	792,400	8,406,842	0.3%
OTHER SECURITIES		76,047,009	2.8%
Turkey 1.8%		49,566,232	1.8%
Ukraine 0.0%		349,241	0.0%
United States 0.0%		221,335	0.0%

14SEE NOTES TO FINANCIAL STATEMENTS

			Shares	Value	% of Net Assets
Preferred securities 1.9%				$52,174,289
(Cost $94,770,255)
Brazil 1.9%				51,363,995	1.9%
Banco Bradesco SA			827,407	11,002,460	0.4%
Itau Unibanco Holding SA			1,027,885	13,260,070	0.5%
Petroleo Brasileiro SA			112,856	381,929	0.0%
Petroleo Brasileiro SA, ADR			629,013	4,220,677	0.2%
Vale SA			400,039	2,612,415	0.1%
Vale SA, ADR, Preference A Shares			516,426	3,341,276	0.1%
OTHER SECURITIES				16,545,168	0.6%
Chile 0.0%				490,257	0.0%
Colombia 0.0%				320,037	0.0%
Warrants 0.0%				$55,632	0.0%
Warrants 0.0%				$55,632	0.0%
Rights 0.0%				$102,134	0.0%
Rights 0.0%				$102,134	0.0%
	Yield (%)		Shares	Value	% of Net Assets
Securities lending collateral 6.2%				$170,294,281
(Cost $170,298,163)
John Hancock Collateral Trust (W)	0.0869(Y	)	17,020,577	170,294,281	6.2%
Short-term investments 0.2%				$5,770,517
(Cost $5,770,517)
Money market funds 0.2%				5,770,517	0.2%
State Street Institutional Liquid Reserves Fund	0.0876(Y	)	5,770,517	5,770,517	0.2%
Total investments(Emerging Markets Fund) (Cost $2,730,154,190) -† 106.0%				$2,922,369,993	106.0%
Other Assets And Liabilities, Net - (6.0%)				(165,140,856)	(6.0)%
TOTAL NET ASSETS - 100.0%				$2,757,229,137	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-15.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-15.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $2,752,297,791. Net unrealized appreciation aggregated $170,072,202, of which $610,968,960 related to appreciated investment securities and $440,896,758 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

Assets
Investments in unaffiliated issuers, at value (Cost $2,559,856,027) including ($161,812,521 of securities loaned)	$2,752,075,712
Investments in affiliated issuers, at value (Cost $170,298,163)	170,294,281
Total investments, at value (Cost $2,730,154,190)	2,922,369,993
Foreign currency, at value (Cost $4,418,185)	4,378,386
Receivable for investments sold	73,907
Receivable for fund shares sold	3,125,633
Dividends and interest receivable	5,134,224
Receivable for securities lending income	180,103
Receivable due from advisor	847
Other receivables and prepaid expenses	58,083
Total assets	2,935,321,176
Liabilities
Foreign capital gains tax payable	1,374,226
Payable for investments purchased	1,244,860
Payable for fund shares repurchased	3,968,172
Payable upon return of securities loaned	170,321,055
Payable to affiliates
Accounting and legal services fees	49,053
Transfer agent fees	87,155
Trustees' fees	1,035
Other liabilities and accrued expenses	1,046,483
Total liabilities	178,092,039
Net assets	$2,757,229,137
Net assets consist of
Paid-in capital	$2,629,874,138
Accumulated distributions in excess of net investment income	(16,190,420)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(47,226,454)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	190,771,873
Net assets	$2,757,229,137

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($405,025,081 ÷ 39,359,335 shares)[1]	$10.29
Class C ($733,666 ÷ 70,957 shares)	$10.34
Class I ($40,042,536 ÷ 3,896,871 shares)	$10.28
Class R6 ($143,420 ÷ 13,975 shares)	$10.26
Class NAV ($2,311,284,434 ÷ 224,838,903 shares)	$10.28
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.83

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENT OF OPERATIONS   For the six months ended 2-28-15 (unaudited)

Investment income
Dividends	$20,423,060
Securities lending	1,150,402
Interest	1,894
Less foreign taxes withheld	(2,585,372)
Total investment income	18,989,984
Expenses
Investment management fees	12,058,058
Distribution and service fees	540,979
Accounting and legal services fees	146,540
Transfer agent fees	246,432
Trustees' fees	18,061
State registration fees	70,815
Printing and postage	17,865
Professional fees	44,279
Custodian fees	1,191,648
Registration and filing fees	26,298
Expense recapture	19
Other	17,335
Total expenses	14,378,329
Less expense reductions	(135,244)
Net expenses	14,243,085
Net investment income	4,746,899
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(5,023,827)[1]
Investments in affiliated issuers	(531,177)
(5,555,004)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(197,540,293)[2]
Investments in affiliated issuers	(55,660)
(197,595,953)
Net realized and unrealized loss	(203,150,957)
Decrease in net assets from operations	($198,404,058)

1	Net of foreign taxes of $32,520.
2	Net of $1,374,226 increase in accrued foreign taxes.

18SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$4,746,899	$34,386,180
Net realized gain (loss)	(5,555,004)	21,191,978
Change in net unrealized appreciation (depreciation)	(197,595,953)	381,096,246
Increase (decrease) in net assets resulting from operations	(198,404,058)	436,674,404
Distributions to shareholders
From net investment income
Class A	(3,700,760)	(1,219,758)
Class C	(610)	—
Class I	(540,761)	(1,228,293)
Class R6	(1,985)	(2,072)
Class NAV	(32,634,062)	(40,776,992)
Total distributions	(36,878,178)	(43,227,115)
From fund share transactions	375,173,085	(38,986,592)
Total increase	139,890,849	354,460,697
Net assets
Beginning of period	2,617,338,288	2,262,877,591
End of period	$2,757,229,137	$2,617,338,288
Undistributed (accumulated distributions in excess of) net investment income	($16,190,420)	$15,940,859

SEE NOTES TO FINANCIAL STATEMENTS19

Financial highlights

Class A Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$11.32		$9.58	$9.59	$10.65	$12.23
Net investment income[3]	—	[4]	0.16	0.09	0.11	0.10
Net realized and unrealized gain (loss) on investments	(0.93)		1.72	(0.03)	(1.10)	(1.68)
Total from investment operations	(0.93)		1.88	0.06	(0.99)	(1.58)
Less distributions
From net investment income	(0.10)		(0.14)	(0.07)	(0.06)	—
From net realized gain	—		—	—	(0.01)	—
Total distributions	(0.10)		(0.14)	(0.07)	(0.07)	—
Net asset value, end of period	$10.29		$11.32	$9.58	$9.59	$10.65
Total return (%)[5,6]	(8.18	) [7]	19.83	0.60	(9.25)	(12.92	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	$405		$337	$32	$14	$4
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51	[8]	1.56	1.74	1.96	2.26	[8]
Expenses including reductions	1.50	[8]	1.56	1.74	1.75	1.75	[8]
Net investment income (loss)	(0.02	) [8]	1.57	0.85	1.10	2.29	[8]
Portfolio turnover (%)	3	[9]	17	7	23	11	[10]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class A shares is 3-31-11.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Does not reflect the effect of sales charges, if any.
7	Not annualized.
8	Annualized.
9	Excludes merger activity.
10	The portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

20SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	2-28-15	[1]	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$11.32		$10.86
Net investment income (loss)[3]	(0.05)		0.03
Net realized and unrealized gain (loss) on investments	(0.92)		0.43
Total from investment operations	(0.97)		0.46
Less distributions
From net investment income	(0.01)		—
Total distributions	(0.01)		—
Net asset value, end of period	$10.34		$11.32
Total return (%)[4,5]	(8.53	) [6]	4.24	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.68	[8]	11.75	[8]
Expenses including reductions	2.35	[8]	2.35	[8]
Net investment income (loss)	(0.89	) [8]	1.33	[8]
Portfolio turnover (%)	3	[9]	17	[10]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class C shares is 6-27-14.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	Excludes merger activity.
10	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS21

Class I Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	[2]
Per share operating performance
Net asset value, beginning of period	$11.32		$9.59	$9.60	$10.67	$12.23
Net investment income[3]	0.01		0.12	0.13	0.11	0.13
Net realized and unrealized gain (loss) on investments	(0.92)		1.79	(0.01)	(1.06)	(1.69)
Total from investment operations	(0.91)		1.91	0.12	(0.95)	(1.56)
Less distributions
From net investment income	(0.13)		(0.18)	(0.13)	(0.11)	—
From net realized gain	—		—	—	(0.01)	—
Total distributions	(0.13)		(0.18)	(0.13)	(0.12)	—
Net asset value, end of period	$10.28		$11.32	$9.59	$9.60	$10.67
Total return (%)[4]	(8.00	) [5]	20.18	1.13	(8.87)	(12.76	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$40		$51	$67	$126	$250
Ratios (as a percentage of average net assets):
Expenses before reductions	1.24	[6]	1.26	1.21	1.23	1.26	[6]
Expenses including reductions	1.23	[6]	1.25	1.21	1.23	1.26	[6]
Net investment income	0.28	[6]	1.14	1.29	1.11	2.99	[6]
Portfolio turnover (%)	3	[7]	17	7	23	11	[8]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class I shares is 3-31-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	Excludes merger activity.
8	The portfolio turnover is shown for the period from 9-1-10 to 8-31-11.

22SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12 [2]
Per share operating performance
Net asset value, beginning of period	$11.32		$9.59	$9.60	$10.68
Net investment income[3]	0.02		0.15	0.12	0.13
Net realized and unrealized gain (loss) on investments	(0.93)		1.76	—	(1.08)
Total from investment operations	(0.91)		1.91	0.12	(0.95)
Less distributions
From net investment income	(0.15)		(0.18)	(0.13)	(0.12)
From net realized gain	—		—	—	(0.01)
Total distributions	(0.15)		(0.18)	(0.13)	(0.13)
Net asset value, end of period	$10.26		$11.32	$9.59	$9.60
Total return (%)[4]	(8.01	) [5]	20.19	1.12	(8.80)
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	— [6]	— [6]	— [6]
Ratios (as a percentage of average net assets):
Expenses before reductions	11.83	[7]	17.51	16.99	20.83
Expenses including reductions	1.09	[7]	1.21	1.22	1.22
Net investment income	0.41	[7]	1.40	1.18	1.33
Portfolio turnover (%)	3	[8]	17	7	23 [9]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class R6 shares is 9-1-11.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	Excludes merger activity.
9	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.

SEE NOTES TO FINANCIAL STATEMENTS23

Class NAV Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10
Per share operating performance
Net asset value, beginning of period	$11.34		$9.60	$9.61	$10.68	$10.82	$9.09
Net investment income[2]	0.02		0.15	0.13	0.14	0.15	0.08
Net realized and unrealized gain (loss) on investments	(0.93)		1.79	—	(1.08)	0.61	1.77
Total from investment operations	(0.91)		1.94	0.13	(0.94)	0.76	1.85
Less distributions
From net investment income	(0.15)		(0.20)	(0.14)	(0.12)	(0.09)	(0.08)
From net realized gain	—		—	—	(0.01)	(0.81)	(0.04)
Total distributions	(0.15)		(0.20)	(0.14)	(0.13)	(0.90)	(0.12)
Net asset value, end of period	$10.28		$11.34	$9.60	$9.61	$10.68	$10.82
Total return (%)[3]	(8.00	) [4]	20.46	1.25	(8.71)	6.13	20.43
Ratios and supplemental data
Net assets, end of period (in millions)	$2,311		$2,230	$2,163	$2,107	$2,099	$1,590
Ratios (as a percentage of average net assets):
Expenses before reductions	1.07	[5]	1.08	1.08	1.07	1.07	1.08
Expenses including reductions	1.06	[5]	1.08	1.08	1.07	1.07	1.08
Net investment income	0.44	[5]	1.46	1.30	1.49	1.25	0.81
Portfolio turnover (%)	3	[6]	17	7	23	11	29

1	Six months ended 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.
6	Excludes merger activity.

24SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Emerging Markets Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Lifestyle II Portfolios, Retirement Choices, Retirement Living Portfolios and Retirement Living Through II Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as "funds of funds" that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities

25

valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2015, by major security category or type:

	Total market value at 2-28-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$370,957	—	$370,957	—
Brazil	185,122,819	$71,370,560	113,752,259	—
Canada	490,584	490,584	—	—
Chile	40,797,693	12,377,703	28,419,990	—
China	308,215,007	25,091,844	281,056,735	$2,066,428
Colombia	10,682,471	10,570,241	112,230	—
Cyprus	1,249,596	—	1,249,596	—
Czech Republic	6,290,842	—	6,290,842	—
Egypt	2,613,071	—	2,613,071	—
Greece	11,064,419	123,771	10,940,648	—
Guernsey Channel Islands	191,928	—	191,928	—
Hong Kong	125,733,579	28,954,491	96,416,899	362,189
Hungary	5,024,399	—	5,024,399	—
India	294,201,326	17,237,549	276,904,554	59,223
Indonesia	89,780,091	3,506,074	86,267,943	6,074
Luxembourg	44,424	—	44,424	—
Malaysia	119,755,090	—	119,755,090	—
Malta	2,330,668	—	2,330,668	—
Mexico	138,055,270	137,956,478	5,832	92,960
Netherlands	1,034,142	1,002,336	31,806	—
Peru	3,579,703	3,579,703	—	—
Philippines	48,711,606	—	48,711,606	—
Poland	50,419,029	—	50,419,029	—
Russia	33,589,030	112,457	33,476,573	—
South Africa	234,425,544	16,562,175	217,840,021	23,348
South Korea	419,311,449	27,112,135	392,092,539	106,775
Spain	3,608,516	3,608,516	—	—
Taiwan	422,689,228	28,898,289	393,743,177	47,762
Thailand	84,453,851	—	84,453,851	—
Turkey	49,566,232	712,510	48,849,131	4,591
Ukraine	349,241	—	349,241	—
United States	221,335	—	221,335	—
Preferred securities
Brazil	51,363,995	7,671,357	43,692,638	—
Chile	490,257	2,999	487,258	—

26

	Total market value at 2-28-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Colombia	320,037	320,037	—	—
Warrants	55,632	31,031	24,601	—
Rights	102,134	66,199	35,935	—
Securities lending collateral	170,294,281	170,294,281	—	—
Short-term investments	5,770,517	5,770,517	—	—
Total Investments in Securities	$2,922,369,993	$573,423,837	$2,346,176,806	$2,769,350

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

27

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, and to extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February, 28, 2015 were $562. For the six months ended February 28, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2014, the fund has a short-term capital loss carryforward of $15,747,514 and a long-term capital loss carryforward of $23,059,052 available to offset future net realized capital gains. These carryforwards do not expire.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

28

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis equal to the sum of: (a) 1.00% of the first $100 million of the fund's aggregate net assets and (b) 0.950% of the fund's aggregate net assets in excess of $100 million. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has agreed to contractually waive and/or reimburse fund expense for Class C shares, to the extent that the expenses for such class exceed 2.35% of the average daily net assets attributable to the class. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The fee waiver and/or reimbursement will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at the time.

For Class R6 shares, the Advisor has contractually agreed to waive and/or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, blue sky fees and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee if certain expenses of the fund exceed 0.25% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, acquired fund fees and short dividend expense. Prior to January 1, 2015, this voluntary waiver also excluded blue sky fees and printing and postage. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

Effective January 1, 2015, the Advisor has voluntarily agreed to waive and/or reimburse all blue sky fees and printing and postage of the fund until December 31, 2015.

29

Accordingly, these expense reductions amounted to $17,522, $7,171, $2,054, $7,398 and $101,099 for Class A, Class C, Class I, Class R6 and Class NAV shares, respectively, for the six months ended February 28, 2015.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2015 were equivalent to a net annual effective rate of 0.94% of the fund's average daily net assets.

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund was below its expense limitation during this period. The amount recovered during the six months ended February 28, 2015 was $19, which was recovered by Class R6.

Effective October 1, 2014, the expense recapture program was terminated.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund pays contractual rates of distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets of 0.30% for Class A shares and 1.00% for Class C shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $157,031 for the six months ended February 28, 2015. Of this amount, $26,769 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $129,942 was paid as sales commissions to broker-dealers and $320 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2015, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2015 were:

30

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$538,829	$220,849	$28,126	$6,754
Class C	2,150	265	7,464	36
Class I	—	25,307	7,730	5,164
Class R6	—	11	7,296	85
Total	$540,979	$246,432	$50,616	$12,039

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to February 28, 2015, state registration fees and printing and postage amounted to $20,199 and $5,826, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2015 and for the year ended August 31, 2014 were as follows:

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	12,746,980	$132,306,117	29,158,009	$303,382,054
Issued in reorganization (Note 8)	9,202	91,516	—	—
Distributions reinvested	373,746	3,696,353	120,613	1,218,190
Repurchased	(3,517,248)	(36,173,712)	(2,868,336)	(30,490,509)
Net increase	9,612,680	$99,920,274	26,410,286	$274,109,735
Class C shares
Sold	51,431	$528,601	23,823	$262,938
Distributions reinvested	49	486	—	—
Repurchased	(4,346)	(44,784)	—	—
Net increase	47,134	$484,303	23,823	$262,938
Class I shares
Sold	365,976	$3,761,280	1,243,116	$12,996,295
Issued in reorganization (Note 8)	9,207	91,648	—	—
Distributions reinvested	26,844	264,952	36,667	369,965
Repurchased	(976,992)	(10,110,822)	(3,843,812)	(38,143,560)
Net decrease	(574,965)	($5,992,942)	(2,564,029)	($24,777,300)
Class R6 Shares
Sold	1,505	$15,839	2,645	$28,058
Distributions reinvested	61	609	35	351
Repurchased	(411)	(4,523)	(431)	(4,382)
Net increase	1,155	$11,925	2,249	$24,027

31

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,778,257	$18,385,118	4,179,164	$43,871,050
Issued in reorganization (Note 8)	26,494,837	264,239,236	—	—
Distributions reinvested	3,306,389	32,634,062	4,041,327	40,776,992
Repurchased	(3,405,872)	(34,508,891)	(36,850,047)	(373,254,034)
Net increase (decrease)	28,173,611	$280,749,525	(28,629,556)	($288,605,992)
Total net increase (decrease)	37,259,615	$375,173,085	(4,757,227)	($38,986,592)

Affiliates of the fund owned 13%, 67% and 100% of shares of beneficial interest of Class C, Class R6 and Class NAV, respectively, for the six months ended February 28, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $244,657,876 and $86,027,320 respectively, for the six months ended February 28, 2015.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2015, funds within the John Hancock group of funds complex held 81.2% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Lifestyle Growth Portfolio	30.0%
John Hancock Lifestyle Balanced Portfolio	20.8%
John Hancock Lifestyle Aggressive Portfolio	14.0%

Note 8 — Reorganization

On December 19, 2014, the shareholders of JHF II Emerging Leaders Fund (the Acquired fund) voted to approve an Agreement and Plan of Reorganization (the Agreement) which provided for an exchange of shares of the fund (the Acquiring fund) with a value equal to the net assets transferred.

The Agreement provided for (a) the acquisition of all the assets, subject to all of the liabilities, of the Acquired fund in exchange for shares of the Acquiring fund with a value equal to the net assets transferred; (b) the liquidation of the Acquired fund; and (c) the distribution to Acquired fund's shareholders of such Acquiring fund's shares. The reorganization was intended to consolidate the Acquired fund with a fund with a similar investment objective and achieve economies of scale. As a result of the reorganization, the Acquiring fund is the legal and accounting survivor.

Based on the opinion of tax counsel, the reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized by the Acquired fund or its shareholders. Thus, the investments were transferred to the Acquiring fund at the Acquired fund's identified cost. All distributable amounts of net income and realized gains from the Acquired fund were distributed prior to the reorganization. In addition, the expenses of the reorganization were borne by the Acquired fund. The effective time of the reorganization occurred immediately after the close of regularly scheduled trading on the New York Stock Exchange (NYSE) on December 19, 2014. The following outlines the reorganization:

32

Acquiring fund	Acquired fund	Acquired net asset value of the acquired fund	Depreciation of the acquired fund investment	Shares redeemed by the acquired fund	Shares issued by the acquiring fund	Acquiring fund net assets prior to combination	Acquiring fund total net assets after combination
Emerging Markets Fund	Emerging Leaders Fund	$264,422,400	($25,759,078)	28,859,519	26,513,246	$2,360,140,852	$2,624,563,252

33

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company+
Citibank, N.A.^

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15
+Through 4-24-15
^Effective 4-27-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

34

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF220976	368SA 2/15 4/15

John Hancock

Emerging Markets Debt Fund

Semiannual report 2/28/15

A message to shareholders

Dear fellow shareholder,

Strong economic growth in the United States set the global standard in 2014, and appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about sustained relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but note that opportunities are growing and could reward investors should recoveries in those markets begin in earnest.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. The European Central Bank announced dramatic monetary policy measures in January to promote economic activity in the region—similar to the monetary policy activity of the U.S. Federal Reserve (Fed) in recent years. One effect has been to push the value of the euro down relative to the U.S. dollar, which benefits European exporters by making their goods cheaper.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The Fed has signaled its intention to raise short-term interest rates at some point in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 28, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Emerging Markets Debt Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
19	Financial statements
23	Financial highlights
27	Notes to financial statements
35	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks total return with an emphasis on current income as well as capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/15 (%)

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Slide in energy prices led to broad-based sell-off

The dramatic drop in energy prices led to underperformance for the fund and a broad-based sell-off in emerging-market debt as investors worried about the future revenue streams of oil-exporting countries.

Fundamentals remained a source of scrutiny

Emerging markets broadly appear to be in the early stages of a cyclical slowdown as the domestic economies work to become more driven by internal demand.

Asset class appears relatively attractive

These challenges notwithstanding, the asset class continued to offer relatively attractive yields, and an increase in stability may draw investors back into emerging markets.

PORTFOLIO COMPOSITION AS OF 2/28/15 (%)

A note about risks

Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if a creditor, grantor, or counterparty is unable or unwilling to make principal, interest, or settlement payments. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. The conclusion of the U.S. Federal Reserve's quantitative easing stimulus program and/or increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the fund's performance. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The issuer or grantor of a security, or counterparty to a transaction, may be unable or unwilling to make principal, interest, or settlement payments. Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer. Hedging and other strategic transactions may increase volatility and result in losses if not successful. Actively trading securities can increase transaction costs (thus lowering performance) and taxable distributions. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Paolo H. Valle, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Paolo H. Valle
Portfolio Manager
John Hancock Asset Management

It's been a volatile stretch for emerging-market debt in recent months. What's been driving performance?

In the second half of 2013, emerging-market debt suffered a sharp sell-off after then-Chairman of the U.S. Federal Reserve Ben Bernanke announced that the central bank would soon begin the process of tapering its bond-buying program. Investors worried that the reduced liquidity would negatively impact emerging economies, and bond prices essentially dropped across the board as a result.

Since then, the asset class has staged a sustained rebound only to be tested again: Beginning in the summer of 2014, emerging-market debt came under significant pressure as crude oil prices dropped precipitously, declining from over $110 a barrel in July to below $50 a barrel in January. Oil prices generally stabilized by the end of the reporting period, but the drop has been a significant source of concern among emerging-market debt investors. A number of emerging-market governments are major exporters of oil, and of energy more broadly, and they depend on those exports as a source of revenue. Concern over the financial stability of those energy-exporting nations led to a broad sell-off in the asset class over the period.

The slide in energy prices notwithstanding, how would you describe the fundamentals in emerging markets today?

The fundamentals in emerging markets continue to be an area of some concern for a number of reasons. One major factor has been slowing growth in China, the world's second largest economy. China's ongoing industrialization and infrastructure improvements have benefited the entire region, particularly exporters of natural resources, and a marked slowdown in that country would have significant consequences for many other Asian economies. While we don't believe a sharp downturn in China is likely, the fact remains that global consumption in general has slowed to a point where emerging economies that rely on exports, whether commodities or manufactured goods, are suffering the consequences of more muted global demand.

Eventually, domestic consumption within emerging economies will become a more reliable engine of growth as those countries see more and more of their populations enter the middle class. Until

4

"Oil prices generally stabilized by the end of the reporting period, but the drop has been a significant source of concern among emerging-market debt investors."
then, we believe we are in the early stages of a cyclical slowdown, and performance within will likely be driven by country- and security-level analysis.

What areas of the market most detracted from the fund's performance?

The biggest detractors during the period were positions in countries most affected by the drop in oil prices, which included Brazil, Colombia, and—most significantly—Venezuela. We significantly reduced the fund's exposure to the latter of those countries during the period. Venezuela holds a competitive advantage as a low-cost oil producer, but the combination of lower prices and ongoing political challenges in the country led us to trim the fund's position. Exposure to oil-exporting countries, combined with its modest position in local currency debt, led the fund to underperform its benchmark over the reporting period.

What positions contributed positively to results during the period?

The fund's positions in Indonesia, Argentina, Mexico, and Turkey generally contributed to performance. Indonesia and Turkey import the majority of their energy, so lower prices benefited their economies during the period. Indonesia, which recently elected a market-friendly president,

QUALITY COMPOSITION AS OF 2/28/15 (%)

5

"... with new bond-buying programs being implemented in Europe and Japan, the era of low yields within developed markets is unlikely to end anytime soon."

has also benefited from an improving credit outlook as inflation has declined and the country's balance sheet has shown steady signs of improvement. In Argentina, after the country's October 2014 presidential elections, market participants became increasingly optimistic about the prospects for a favorable resolution to the impasse with holdout investors surrounding the country's 2002 default. In Mexico, strong security selection in both sovereign and corporate debt issues contributed positively to performance.

Russia continued to capture headlines as the conflict with Ukraine is ongoing. Did the fund have any exposure there?

The fund held no Ukrainian debt, and a significantly underweight position in Russian debt. While we do believe that the sanctions against Russia will lead the conflict with Ukraine to reach a resolution in the not-too-distant future, we find investing in the country to be unattractive given that the political situation remains too uncertain.

Last year was extremely busy politically for emerging markets. What does having those elections in the books mean for those countries and the asset class in general?

More than three dozen important local and national elections took place in various emerging-markets in 2014, and during that time the incumbent politicians across emerging markets were challenged to take any significant steps toward implementing structural reforms. In many cases, new governments were elected—India and Indonesia are two examples. But in either case—whether incumbent parties remained in power or new hands took control—having that leadership

TOP 10 ISSUERS AS OF 2/28/15 (%)

Pertamina Persero PT	4.8
Government of Mexico	4.1
Republic of Turkey	3.7
Republic of Indonesia	3.6
Federative Republic of Brazil	3.3
Petrobras International Finance Company SA	3.0
Republic of Argentina	2.6
Petroleos Mexicanos	2.4
Republic of Hungary	1.9
Israel Electric Corp., Ltd.	1.8
TOTAL	31.2
As a percentage of net assets.
Cash and cash equivalents are not included.

6

decidedly in place now allows those countries to continue pursuing reform agendas, and that fact should prove attractive for investors.

Moreover, with new bond-buying programs being implemented in Europe and Japan, the era of low yields within developed markets is unlikely to end anytime soon. With that as a backdrop, as oil prices stabilize and the political landscape in emerging markets becomes increasingly clear, we believe the comparatively attractive yields the asset class offers should draw investors back into emerging-market debt. That said, as has been the case for some time, the opportunities—and risks—are far from uniform. The most prudent approach to the asset class, in our view, continues to be an actively managed one that relies on fundamental research and bottom-up security selection as the main drivers of returns.

MANAGED BY

Roberto Sanchez-Dahl, CFA On the fund since 2013 Investing since 1993
Paolo H. Valle On the fund since 2013 Investing since 1982

TOP 10 COUNTRIES AS OF 2/28/15 (%)

Mexico	18.0
Brazil	13.9
Indonesia	11.0
Turkey	7.0
Colombia	4.0
Peru	3.9
Argentina	2.8
Chile	2.6
Russia	2.5
Ireland	2.2
TOTAL	67.9
As a percentage of net assets.
Cash and cash equivalents are not included.

The views expressed in this report are exclusively those of Paolo H. Valle, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge			SEC 30-day yield (%) subsidized	SEC 30-day yield (%) unsubsidized[1]
	1-year	5-year	Since inception[2]	6-months	5-year	Since inception[2]	as of 2-28-15	as of 2-28-15
Class A	-0.98	4.74	4.74	-8.17	26.07	27.00	4.40%	4.40%
Class C4	1.29	4.61	4.57	-5.64	25.25	25.97	3.69%	3.68%
Class I3	3.47	6.02	5.99	-4.20	33.96	35.01	5.10%	5.10%
Class NAV[3,4]	3.67	5.67	5.63	-4.10	31.72	32.67	5.20%	5.20%
Index†	4.91	7.22	7.37	-2.49	41.73	44.27	—	—

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charges on Class A shares of 4.0%, and the applicable contingent deferred sales charge (CDSC) on Class C shares. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.5% to 4.0%, effective 2-3-14. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class C	Class I	Class NAV
Gross/Net (%)	1.30	2.00	0.99	0.87

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the J.P. Morgan EMBI Global Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Emerging Markets Debt Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the J.P. Morgan EMBI Global Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class C4,5	1-4-10	12,597	12,597	14,427
Class I3	1-4-10	13,501	13,501	14,427
Class NAV[3,4]	1-4-10	13,267	13,267	14,427

The values shown in the chart for Class A shares with maximum sales charge have been adjusted to reflect the reduction in the Class A maximum sales charge from 4.5% to 4.0%, which became effective on 2-3-14.

The J.P. Morgan EMBI Global Index tracks the total return for traded foreign currency-denominated debt instruments in emerging markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.
2	From 1-4-10.
3	For certain types of investors, as described in the fund's prospectuses.
4	Class NAV shares were first offered on 6-20-13; Class C shares were first offered on 8-28-14. The returns prior to these dates are those of Class A shares that have been recalculated to reflect the gross fees and expenses of Class NAV and Class C shares, as applicable.
5	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$956.40	$6.55	1.35%
Class C	1,000.00	952.90	11.14	2.30%
Class I	1,000.00	958.00	4.90	1.01%
Class NAV	1,000.00	959.00	3.89	0.80%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.10	$6.76	1.35%
Class C	1,000.00	1,013.40	11.48	2.30%
Class I	1,000.00	1,019.80	5.06	1.01%
Class NAV	1,000.00	1,020.80	4.01	0.80%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

Fund's investments

As of 2-28-15 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 62.6%				$374,488,258
(Cost $394,736,207)
Austria 0.6%				3,736,375
JBS Investments GmbH (S)	7.750	10-28-20	3,550,000	3,736,375
Brazil 10.6%				63,358,145
Banco BTG Pactual SA	5.750	09-28-22	4,200,000	3,917,130
Banco BTG Pactual SA (P)(Q)(S)	8.750	09-18-19	3,300,000	3,319,140
Banco do Brasil SA (6.250% to 4-15-24, then 10 Year CMT + 4.398%) (Q)	6.250	04-15-24	3,340,000	2,331,654
Braskem Finance, Ltd. (Q)(S)	7.375	10-04-15	4,800,000	4,464,000
Centrais Eletricas Brasileiras SA (S)	5.750	10-27-21	5,000,000	4,500,000
Cia Brasileira de Aluminio (S)	4.750	06-17-24	4,650,000	4,394,250
GTL Trade Finance, Inc. (S)	7.250	04-16-44	4,650,000	4,416,105
Odebrecht Finance, Ltd. (L)(Q)(S)	7.500	09-14-15	4,765,000	3,812,000
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.625	10-01-22	2,381,940	1,834,094
Petrobras International Finance Company SA	6.750	01-27-41	21,202,000	18,042,902
Rio Oil Finance Trust Series 2014-1 (S)	6.250	07-06-24	3,100,000	2,802,335
Vale Overseas, Ltd.	6.875	11-21-36	3,660,000	3,624,535
Votorantim Cimentos SA	7.250	04-05-41	5,900,000	5,900,000
Cayman Islands 0.8%				4,662,388
Agromercantil Senior Trust (S)	6.250	04-10-19	2,500,000	2,527,988
Comcel Trust (S)	6.875	02-06-24	2,000,000	2,134,400
Chile 2.0%				12,156,063
Corporacion Nacional del Cobre de Chile	5.625	09-21-35	2,500,000	2,928,228
Empresa de Transporte de Pasajeros Metro SA (S)	4.750	02-04-24	2,300,000	2,485,104
Empresa Electrica Angamos SA (S)	4.875	05-25-29	6,000,000	5,982,000
Empresa Nacional del Petroleo	5.250	08-10-20	700,000	760,731
China 1.4%				8,230,157
Bank of China, Ltd. (S)	5.000	11-13-24	3,000,000	3,173,031
CNOOC Finance 2012, Ltd. (S)	3.875	05-02-22	1,050,000	1,087,753
Geely Automobile Holdings, Ltd. (S)	5.250	10-06-19	3,300,000	3,341,250
Sinopec Group Overseas Development 2012, Ltd.	3.900	05-17-22	600,000	628,123
Colombia 2.6%				15,396,280
Ecopetrol SA	5.875	09-18-23	1,350,000	1,455,975
Ecopetrol SA	5.875	05-28-45	6,950,000	6,671,305
Grupo Aval, Ltd.	4.750	09-26-22	3,200,000	3,228,000
Pacific Rubiales Energy Corp. (S)	5.125	03-28-23	4,800,000	3,156,000
Pacific Rubiales Energy Corp. (L)(S)	5.375	01-26-19	1,200,000	885,000
Costa Rica 1.3%				8,064,750
Banco Nacional de Costa Rica	6.250	11-01-23	2,500,000	2,512,500

12SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Costa Rica (continued)
Instituto Costarricense de Electricidad	6.375	05-15-43		6,600,000	$5,552,250
Guatemala 0.4%					2,140,000
Cementos Progreso Trust (S)	7.125	11-06-23		2,000,000	2,140,000
India 0.9%					5,370,300
Vedanta Resources PLC (S)	7.125	05-31-23		4,100,000	3,597,750
Vedanta Resources PLC	7.125	05-31-23		2,020,000	1,772,550
Indonesia 7.4%					44,043,468
Majapahit Holding BV	7.750	01-20-20		870,000	1,021,163
Pelabuhan Indonesia III PT (S)	4.875	10-01-24		7,100,000	7,517,125
Pertamina Persero PT (S)	6.000	05-03-42		17,800,000	18,245,000
Pertamina Persero PT (S)	6.450	05-30-44		9,700,000	10,615,680
Perusahaan Listrik Negara PT (S)	5.250	10-24-42		6,850,000	6,644,500
Ireland 2.2%					13,346,512
Metalloinvest Finance, Ltd.	5.625	04-17-20		4,000,000	3,318,000
MMC Norilsk Nickel OJSC (S)	5.550	10-28-20		4,300,000	4,026,262
MTS International Funding, Ltd. (S)	8.625	06-22-20		1,650,000	1,670,625
Rosneft Oil Company (S)	4.199	03-06-22		2,900,000	2,240,250
Vnesheconombank	6.902	07-09-20		2,475,000	2,091,375
Israel 1.8%					11,030,200
Israel Electric Corp., Ltd. (S)	5.000	11-12-24		6,000,000	6,345,000
Israel Electric Corp., Ltd. (S)	6.875	06-21-23		4,000,000	4,685,200
Kazakhstan 1.2%					7,172,266
KazAgro National Management Holding JSC (S)	4.625	05-24-23		2,550,000	2,205,648
Kazakhstan Temir Zholy Finance BV (S)	6.375	10-06-20		600,000	588,708
KazMunayGas National Company (S)	6.000	11-07-44		3,100,000	2,635,000
Zhaikmunai LP (S)	7.125	11-13-19		2,050,000	1,742,910
Luxembourg 1.3%					7,683,440
Altice Finco SA (S)	8.125	01-15-24		2,600,000	2,754,440
Millicom International Cellular SA (S)	6.625	10-15-21		4,650,000	4,929,000
Mauritius 1.0%					5,927,580
MTN Mauritius Investments, Ltd. (S)	4.755	11-11-24		5,950,000	5,927,580
Mexico 13.9%					83,376,075
Alpek SA de CV	4.500	11-20-22		4,850,000	5,063,400
America Movil SAB de CV	7.125	12-09-24	MXN	52,500,000	3,528,253
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero	4.125	11-09-22		2,400,000	2,465,280
Cemex SAB de CV (S)	6.125	05-05-25		5,900,000	5,907,257
Credito Real SAB de CV (S)	7.500	03-13-19		6,720,000	6,921,600
Gruma SAB de CV (S)	4.875	12-01-24		6,000,000	6,337,500
Grupo Televisa SAB	8.500	03-11-32		1,200,000	1,692,089

SEE NOTES TO FINANCIAL STATEMENTS13

	Rate (%)	Maturity date	Par value^	Value
Mexico (continued)
Mexichem SAB de CV (S)	4.875	09-19-22	1,800,000	$1,931,400
Mexichem SAB de CV (S)	5.875	09-17-44	3,300,000	3,333,000
Mexichem SAB de CV (S)	6.750	09-19-42	1,600,000	1,763,200
Mexichem SAB de CV	6.750	09-19-42	300,000	330,600
Office Depot de Mexico SA de CV	6.875	09-20-20	150,000	158,747
Office Depot de Mexico SA de CV (S)	6.875	09-20-20	4,000,000	4,233,260
Petroleos Mexicanos	5.500	01-21-21	1,710,000	1,876,725
Petroleos Mexicanos	6.625	06-15-35	10,880,000	12,519,072
Sixsigma Networks Mexico SA de CV (S)	8.250	11-07-21	8,950,000	9,263,250
Tenedora Nemak SA de CV (S)	5.500	02-28-23	6,220,000	6,491,192
Trust F/1401 (S)	5.250	12-15-24	1,850,000	1,970,250
Trust F/1401 (S)	6.950	01-30-44	6,600,000	7,590,000
Netherlands 0.7%				4,170,940
Nostrum Oil & Gas Finance BV (S)	6.375	02-14-19	2,600,000	2,203,500
VimpelCom Holdings BV (S)	7.504	03-01-22	2,230,000	1,967,440
Paraguay 0.2%				1,048,500
Telefonica Celular del Paraguay SA	6.750	12-13-22	1,000,000	1,048,500
Peru 2.9%				17,452,875
Abengoa Transmision Sur SA (S)	6.875	04-30-43	5,250,000	5,890,500
BBVA Banco Continental SA (5.250% to 9-22-24, then 5 Year CMT + 2.750%) (S)	5.250	09-22-29	2,300,000	2,342,550
Cia Minera Ares SAC (S)	7.750	01-23-21	2,100,000	2,165,625
San Miguel Industrias Pet SA (S)	7.750	11-06-20	4,000,000	4,220,000
Volcan Cia Minera SAA (S)	5.375	02-02-22	2,960,000	2,834,200
Russia 2.5%				14,694,589
EuroChem Mineral & Chemical Company OJSC	5.125	12-12-17	2,850,000	2,598,117
Gazprom Neft OAO (S)	4.375	09-19-22	2,700,000	2,068,637
Lukoil International Finance BV	4.563	04-24-23	2,620,000	2,181,150
Russian Agricultural Bank OJSC (S)	5.100	07-25-18	2,200,000	1,886,500
Russian Agricultural Bank OJSC	7.750	05-29-18	600,000	558,600
Sberbank of Russia	6.125	02-07-22	2,500,000	2,205,520
Sberbank of Russia (S)	6.125	02-07-22	200,000	176,442
Severstal OAO	5.900	10-17-22	3,350,000	3,019,623
South Africa 0.4%				2,204,800
AngloGold Ashanti Holdings PLC	8.500	07-30-20	2,000,000	2,204,800
Spain 0.7%				4,145,850
BBVA Bancomer SA	6.500	03-10-21	3,700,000	4,145,850
Thailand 0.7%				4,513,950
PTT Global Chemical PCL (S)	4.250	09-19-22	1,400,000	1,450,334
PTTEP Canada International Finance, Ltd. (S)	6.350	06-12-42	2,600,000	3,063,616

14SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Turkey 3.4%					$20,299,105
Export Credit Bank of Turkey Bond (S)	5.000	09-23-21		8,600,000	8,715,515
KOC Holding AS (S)	3.500	04-24-20		200,000	193,872
KOC Holding AS	3.500	04-24-20		1,600,000	1,550,976
Mersin Uluslararasi Liman Isletmeciligi AS (S)	5.875	08-12-20		1,500,000	1,595,715
TC Ziraat Bankasi AS (S)	4.250	07-03-19		4,500,000	4,486,410
Turkiye Garanti Bankasi AS (S)	5.250	09-13-22		3,650,000	3,756,617
Venezuela 1.7%					10,263,650
Petroleos de Venezuela SA	9.000	11-17-21		1,000,000	388,400
Petroleos de Venezuela SA	9.750	05-17-35		25,650,000	9,875,250
Foreign government obligations 31.3%					$187,632,993
(Cost $184,782,282)
Argentina 2.8%					16,514,706
City of Buenos Aires Bond (S)	8.950	02-19-21		800,000	832,000
Republic of Argentina Bond (H)	8.280	12-31-33		15,604,683	15,682,706
Bahrain 0.4%					2,267,500
Kingdom of Bahrain Bond (S)	6.125	08-01-23		2,000,000	2,267,500
Bolivia 0.1%					795,000
Republic of Bolivia Bond	4.875	10-29-22		800,000	795,000
Brazil 3.3%					19,939,808
Federative Republic of Brazil
Bond	5.625	01-07-41		4,300,000	4,300,000
Bond	10.000	01-01-21	BRL	48,000,000	15,639,808
Chile 0.5%					3,299,750
Republic of Chile Bond	3.625	10-30-42		3,350,000	3,299,750
Colombia 1.4%					8,588,450
Republic of Colombia
Bond	4.000	02-26-24		1,700,000	1,772,250
Bond	4.375	07-12-21		500,000	533,750
Bond	5.000	06-15-45		4,000,000	4,210,000
Bond	5.625	02-26-44		1,810,000	2,072,450
Costa Rica 0.2%					953,750
Republic of Costa Rica Bond	4.250	01-26-23		1,000,000	953,750

SEE NOTES TO FINANCIAL STATEMENTS15

	Rate (%)	Maturity date	Par value^		Value
Croatia 0.3%					$2,040,881
Republic of Croatia Bond	5.500	04-04-23		1,900,000	2,040,881
Dominican Republic 0.9%					5,379,875
Government of Dominican Republic
Bond	5.875	04-18-24		3,500,000	3,745,000
Bond	7.500	05-06-21		1,450,000	1,634,875
El Salvador 1.0%					5,899,875
Republic of El Salvador
Bond (S)	6.375	01-18-27		3,500,000	3,556,875
Bond	7.650	06-15-35		2,200,000	2,343,000
Hungary 1.9%					11,668,995
Republic of Hungary
Bond	5.375	02-21-23		4,700,000	5,299,250
Bond	5.375	03-25-24		3,000,000	3,396,000
Bond	6.000	11-24-23	HUF	650,000,000	2,973,745
Indonesia 3.6%					21,316,107
Republic of Indonesia
Bond (S)	5.375	10-17-23		2,650,000	2,997,813
Bond	5.875	01-15-24		1,100,000	1,287,000
Bond	6.625	02-17-37		4,450,000	5,501,313
Bond	7.000	05-15-27	IDR	150,000,000,000	11,529,981
Jamaica 0.5%					2,762,500
Government of Jamaica Bond	7.625	07-09-25		2,500,000	2,762,500
Kenya 0.6%					3,415,750
Republic of Kenya Bond (S)	6.875	06-24-24		3,250,000	3,415,750
Lithuania 0.3%					1,612,000
Republic of Lithuania Bond (S)	6.625	02-01-22		1,300,000	1,612,000
Mexico 4.1%					24,716,076
Government of Mexico
Bond	4.000	10-02-23		1,200,000	1,279,500
Bond	4.600	01-23-46		4,564,000	4,746,560
Bond	5.550	01-21-45		1,100,000	1,313,125
Bond	7.750	05-29-31	MXN	222,440,400	17,376,891
Nigeria 0.8%					4,812,500
Federal Republic of Nigeria Bond (S)	6.375	07-12-23		5,000,000	4,812,500

16SEE NOTES TO FINANCIAL STATEMENTS

Rate (%)	Maturity date	Par value^	Value
Panama 1.6%	$9,705,188
Republic of Panama
Bond	4.000	09-22-24	3,800,000	3,999,500
Bond	4.300	04-29-53	200,000	194,500
Bond	6.700	01-26-36	3,050,000	4,037,438
Bond	8.875	09-30-27	1,000,000	1,473,750
Paraguay 0.0%	207,750
Republic of Paraguay Bond (S)	4.625	01-25-23	200,000	207,750
Peru 1.0%	6,275,500
Republic of Peru
Bond	6.550	03-14-37	3,700,000	4,911,750
Bond	7.350	07-21-25	1,000,000	1,363,750
Philippines 1.1%	6,503,503
Republic of Philippines
Bond	4.950	01-15-21	PHP	48,000,000	1,154,003
Bond	5.500	03-30-26	2,100,000	2,569,875
Bond	7.750	01-14-31	1,850,000	2,779,625
Turkey 3.7%	21,885,429
Republic of Turkey
Bond	6.000	01-14-41	7,650,000	8,759,250
Bond	6.250	09-26-22	3,560,000	4,056,599
Bond	6.875	03-17-36	6,400,000	7,934,080
Bond	7.000	03-11-19	1,000,000	1,135,500
Uruguay 1.2%	7,072,100
Republic of Uruguay
Bond	5.100	06-18-50	3,700,000	3,840,600
Bond	7.625	03-21-36	2,300,000	3,231,500
Yield (%)	Shares	Value
Securities lending collateral 0.7%	$3,948,790
(Cost $3,948,800)
John Hancock Collateral Trust (W)	0.0869(Y)	394,674	3,948,790
Par value	Value
Short-term investments 5.4%	$32,441,000
(Cost $32,441,000)
Repurchase agreement 5.4%	32,441,000
Barclays Tri-Party Repurchase Agreement dated 2-27-15 at 0.040% to be repurchased at $26,646,089 on 3-2-15, collateralized by $6,681,600 U.S. Treasury Inflation Indexed Notes, 1.375% - 2.375% due 1-15-17 - 1-15-20 (valued at $8,175,707, including interest) and $13,215,300 U.S. Treasury Inflation Indexed Bonds, 2.375% due 1-15-27 (valued at $19,003,311 including interest)	26,646,000	26,646,000

SEE NOTES TO FINANCIAL STATEMENTS17

	Par value	Value
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 2-27-15 at 0.000% to be repurchased at $5,795,000 on 3-2-15, collateralized by $5,975,000 U.S. Treasury Notes, 1.125% due 5-31-19 (valued at $5,915,250, including interest)	5,795,000	$5,795,000
Total investments (Cost $615,908,289)† 100.0%		$598,511,041
Other assets and liabilities, net 0.0%		($69,775)
Total net assets 100.0%		$598,441,266

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
PHP	Philippine Peso
Key to Security Abbreviations and Legend
CMT	Constant Maturity Treasury
(H)	Non-income producing - Issuer is in default.
(L)	A portion of this security is on loan as of 2-28-15.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $271,023,073 or 45.3% of the fund's net assets as of 2-28-15.
(W)	The subadvisor is an affiliate of the advisor and/or the fund and represents the investment of securities lending collateral received.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-15.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $617,258,001. Net unrealized depreciation aggregated $18,746,960, of which $17,923,459 related to appreciated investment securities and $36,670,419 related to depreciated investment securities.

18SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

Assets
Investments in unaffiliated issuers, at value (Cost $611,959,489) including ($3,846,439) of securities loaned	$594,562,251
Investments in affiliated issuers, at value (Cost $3,948,800)	3,948,790
Total investments, at value (Cost $615,908,289)	598,511,041
Cash	466,065
Foreign currency, at value (Cost $2,500)	2,444
Receivable for fund shares sold	82,544
Receivable for forward foreign currency exchange contracts	294,301
Interest receivable	9,148,094
Receivable for securities lending income	414
Other receivables and prepaid expenses	26,779
Total assets	608,531,682
Liabilities
Payable for investments purchased	5,898,820
Payable for fund shares repurchased	80,856
Payable upon return of securities loaned	3,950,325
Distributions payable	1,117
Payable to affiliates
Accounting and legal services fees	11,030
Transfer agent fees	3,062
Investment management fees	230
Other liabilities and accrued expenses	144,976
Total liabilities	10,090,416
Net assets	$598,441,266
Net assets consist of
Paid-in capital	$629,080,708
Accumulated distributions in excess of net investment income	(2,272,335)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(11,255,891)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(17,111,216)
Net assets	$598,441,266

SEE NOTES TO FINANCIAL STATEMENTS19

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($2,766,651 ÷ 292,752 shares)[1]	$9.45
Class C ($333,707 ÷ 35,324 shares)[1]	$9.45
Class I ($11,606,741 ÷ 1,226,888 shares)	$9.46
Class NAV ($583,734,167 ÷ 61,765,553 shares)	$9.45
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$9.84

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

20SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the six months ended 2-28-15 (unaudited)

Investment income
Interest	$16,592,858
Securities lending	10,339
Less foreign taxes withheld	(77,793)
Total investment income	16,525,404
Expenses
Investment management fees	2,034,057
Distribution and service fees	7,706
Accounting and legal services fees	33,216
Transfer agent fees	9,253
Trustees' fees	3,918
State registration fees	24,031
Printing and postage	1,551
Professional fees	39,660
Custodian fees	127,865
Registration and filing fees	21,895
Expense recapture	24,600
Other	3,862
Total expenses	2,331,614
Less expense reductions	(29,254)
Net expenses	2,302,360
Net investment income	14,223,044
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(10,218,140)
Investments in affiliated issuers	(1,530)
(10,219,670)
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(26,188,422)
Investments in affiliated issuers	(10)
(26,188,432)
Net realized and unrealized loss	(36,408,102)
Decrease in net assets from operations	($22,185,058)

SEE NOTES TO FINANCIAL STATEMENTS21

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$14,223,044	$13,981,326
Net realized loss	(10,219,670)	(828,754)
Change in net unrealized appreciation (depreciation)	(26,188,432)	19,220,385
Increase (decrease) in net assets resulting from operations	(22,185,058)	32,372,957
Distributions to shareholders
From net investment income
Class A	(108,898)	(48,000)
Class C	(5,854)	(28)
Class I	(320,227)	(113,329)
Class NAV	(16,144,599)	(13,805,296)
From net realized gain
Class A	—	(1,004)
Class I	—	(4,443)
Class NAV	—	(920,803)
Total distributions	(16,579,578)	(14,892,903)
From fund share transactions	148,386,295	275,809,415
Total increase	109,621,659	293,289,469
Net assets
Beginning of period	488,819,607	195,530,138
End of period	$598,441,266	$488,819,607
Undistributed (accumulated distributions in excess of) net investment income	($2,272,335)	$84,199

22SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10	[2]
Per share operating performance
Net asset value, beginning of period	$10.14		$9.35	$10.46	$10.37	$10.54	$10.00
Net investment income[3]	0.21		0.45	0.53	0.62	0.61	0.34
Net realized and unrealized gain (loss) on investments	(0.65)		0.84	(0.92)	0.31	(0.03)	0.58
Total from investment operations	(0.44)		1.29	(0.39)	0.93	0.58	0.92
Less distributions
From net investment income	(0.25)		(0.46)	(0.49)	(0.64)	(0.68)	(0.38)
From net realized gain	—		(0.04)	(0.23)	(0.20)	(0.07)	—
Total distributions	(0.25)		(0.50)	(0.72)	(0.84)	(0.75)	(0.38)
Net asset value, end of period	$9.45		$10.14	$9.35	$10.46	$10.37	$10.54
Total return (%)[4,5]	(4.36	) [6]	14.19	(4.30)	9.62	5.63	9.36	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$4	— [7]	$13	$12	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.51	[8]	3.43	1.86	1.99	1.82	1.85	[8]
Expenses including reductions	1.35	[8]	1.35	1.35	1.35	1.35	1.25	[8]
Net investment income	4.37	[8]	4.50	4.90	6.12	5.82	5.09	[8]
Portfolio turnover (%)	17		24	92	191	123	112

1	Six months ended 2-28-15. Unaudited.
2	Period from 1-4-10 (commencement of operations) to 8-31-10.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS23

Class C Shares Period ended	2-28-15	[1]	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.13		$10.15
Net investment income (loss)[3]	0.16		(0.03)
Net realized and unrealized gain (loss) on investments	(0.64)		0.01
Total from investment operations	(0.48)		(0.02)
Less distributions
From net investment income	(0.20)		—	[4]
Net asset value, end of period	$9.45		$10.13
Total return (%)[5,6]	(4.71	) [7]	(0.17	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.86	[9]	18.13	[9]
Expenses including reductions	2.30	[9]	2.30	[9]
Net investment income (loss)	3.46	[9]	(30.30	) [9]
Portfolio turnover (%)	17		24	[10]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class C shares is 8-28-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Does not reflect the effect of sales charges, if any.
7	Not annualized.
8	Less than $500,000.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

24SEE NOTES TO FINANCIAL STATEMENTS

Class I Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10	[2]
Per share operating performance
Net asset value, beginning of period	$10.15		$9.35	$10.46	$10.37	$10.54	$10.00
Net investment income[3]	0.23		0.45	0.56	0.66	0.67	0.36
Net realized and unrealized gain (loss) on investments	(0.66)		0.88	(0.91)	0.31	(0.04)	0.58
Total from investment operations	(0.43)		1.33	(0.35)	0.97	0.63	0.94
Less distributions
From net investment income	(0.26)		(0.49)	(0.53)	(0.68)	(0.73)	(0.40)
From net realized gain	—		(0.04)	(0.23)	(0.20)	(0.07)	—
Total distributions	(0.26)		(0.53)	(0.76)	(0.88)	(0.80)	(0.40)
Net asset value, end of period	$9.46		$10.15	$9.35	$10.46	$10.37	$10.54
Total return (%)[4]	(4.20	) [5]	14.61	(3.96)	10.06	6.12	9.62	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$12		$10	$1	$3	$3	$3
Ratios (as a percentage of average net assets):
Expenses before reductions	1.02	[6]	2.04	1.52	1.64	1.41	1.51	[6]
Expenses including reductions	1.01	[6]	1.04	0.98	0.95	0.88	0.88	[6]
Net investment income	4.73	[6]	4.60	5.26	6.52	6.28	5.47	[6]
Portfolio turnover (%)	17		24	92	191	123	112

1	Six months ended 2-28-15. Unaudited.
2	Period from 1-4-10 (commencement of operations) to 8-31-10.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS25

Class NAV Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$10.14		$9.34	$9.84
Net investment income[3]	0.24		0.50	0.07
Net realized and unrealized gain (loss) on investments	(0.66)		0.85	(0.50)
Total from investment operations	(0.42)		1.35	(0.43)
Less distributions
From net investment income	(0.27)		(0.51)	(0.07)
From net realized gain	—		(0.04)	—
Total distributions	(0.27)		(0.55)	(0.07)
Net asset value, end of period	$9.45		$10.14	$9.34
Total return (%)[4]	(4.10	) [5]	14.83	(4.36	) [5]
Ratios and supplemental data
Net assets, end of period (in millions)	$584		$475	$195
Ratios (as a percentage of average net assets):
Expenses before reductions	0.80	[6]	0.88	0.90	[6]
Expenses including reductions	0.80	[6]	0.87	0.87	[6]
Net investment income	4.98	[6]	5.15	3.73	[6]
Portfolio turnover (%)	17		24	92	[7]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class NAV shares is 6-20-13.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.
7	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

26SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Emerging Markets Debt Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek total return with an emphasis on current income as well as capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are open to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as "funds of funds" that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities

27

valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2015, all investments are categorized as Level 2 under the hierarchy described above except for securities lending collateral which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

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Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2015 were $266. For the six months ended February 28, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

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For federal income tax purposes, as of August 31, 2014, the fund has a short-term capital loss carryforward of $138,457 available to offset future net realized capital gains. This carryforward does not expire.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares dividends daily and pays them monthly. The fund typically declares and pays capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to derivative transactions and wash sale loss deferrals.

Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain non-deliverable forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the six months ended February 28, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and maintain diversity and liquidity of the

30

fund. During the six months ended February 28, 2015, the fund held forward foreign currency contracts with U.S. dollar notional values ranging from $15.5 million to $61.0 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	17,787,790	EUR	15,650,000	Deutsche Bank AG London	5/12/2015	$260,023	—	$260,023
USD	10,873,972	JPY	1,295,525,000	Toronto Dominion Bank	5/12/2015	34,278	—	34,278
						$294,301	—	$294,301

Currency abbreviation
EUR	Euro	USD	U.S. Dollar
JPY	Japanese Yen

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Foreign exchange contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$294,301	—

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2015:

Risk	Statement of operations location	Investments in unaffiliated issuers and foreign currency translations*
Foreign exchange contracts	Net realized gain (loss)	$1,484,547

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2015:

Risk	Statement of operations location	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*
Foreign exchange contracts	Change in unrealized appreciation (depreciation)	$876

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under

31

these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of: (a) 0.725% of the first $250 million of the fund's average daily net assets, (b) 0.700% of the next $500 million of the fund's average daily net assets, and (c) 0.675% of the fund's average daily net assets in excess of $750 million. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.35%, 2.30% and 1.04%, for Class A, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, acquired fund fees and expenses, short dividend expense and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee or other expenses of the fund if certain expenses of the fund exceed 0.15% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, acquired fund fees and short dividend expense. Prior to January 1, 2015, this voluntary waiver also excluded blue sky fees and printing and postage. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to $3,280, $4,866, $396 and $20,712 for Class A, Class C, Class I and Class NAV shares, respectively, for the six months ended February 28, 2015.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2015 were equivalent to a net annual effective rate of 0.70% of the fund's average daily net assets.

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund was below its expense limitation during this period. The amount recovered during the six months ended February 28, 2015 was $24,600. Class A recovered $212, Class C recovered $12, Class I recovered $454 and Class NAV recovered $23,922.

Effective October 1, 2014, the expense recapture program was terminated.

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Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets of 0.30% and 1.00% for Class A and Class C shares, respectively.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $4,882 for the six months ended February 28, 2015. Of this amount, $642 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $4,240 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2015, there were no CDSCs received by the Distributor for Class A and Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$6,340	$2,583	$5,744	$182
Class C	1,366	166	5,356	26
Class I	—	6,504	5,739	376
Total	$7,706	$9,253	$16,839	$584

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to February 28, 2015, state registration fees and printing and postage amounted to $7,192 and $967, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

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Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2015 and for the year ended August 31, 2014 were as follows:

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	125,044	$1,236,148	444,495	$4,430,048
Distributions reinvested	11,046	105,826	4,251	42,547
Repurchased	(248,603)	(2,351,846)	(53,644)	(531,038)
Net increase (decrease)	(112,513)	($1,009,872)	395,102	$3,941,557
Class C shares
Sold	25,085	$246,660	9,852	$100,000
Distributions reinvested	387	3,688	—	—
Net increase	25,472	$250,348	9,852	$100,000
Class I shares
Sold	346,998	$3,376,159	937,422	$9,515,707
Distributions reinvested	33,174	317,312	11,218	112,063
Repurchased	(134,325)	(1,262,825)	(47,344)	(460,828)
Net increase	245,847	$2,430,646	901,296	$9,166,942
Class NAV shares
Sold	13,256,558	$130,577,219	25,823,488	$261,252,273
Distributions reinvested	1,689,140	16,144,599	1,499,392	14,726,100
Repurchased	(682)	(6,645)	(1,341,465)	(13,377,457)
Net increase	14,945,016	$146,715,173	25,981,415	$262,600,916
Total net increase	15,103,822	$148,386,295	27,287,665	$275,809,415

Affiliates of the fund owned 3%, 28%, 1% and 100% of shares of beneficial interest of Class A, Class C, Class I and Class NAV, respectively, on February 28, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $248,334,868 and $91,537,590, respectively, for the six months ended February 28, 2015.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2015, funds within the John Hancock group of funds complex held 97.5% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Lifestyle Balanced Portfolio	33.6%
John Hancock Lifestyle Growth Portfolio	23.8%
John Hancock Lifestyle Conservative Portfolio	15.2%
John Hancock Lifestyle Moderate Portfolio	14.5%

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

35

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Emerging Markets Debt Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF220977	358SA 2/15 4/15

John Hancock

International Small Company Fund

Semiannual report 2/28/15

A message to shareholders

Dear fellow shareholder,

Strong economic growth in the United States set the global standard in 2014, and appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about sustained relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but note that opportunities are growing and could reward investors should recoveries in those markets begin in earnest.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. The European Central Bank announced dramatic monetary policy measures in January to promote economic activity in the region—similar to the monetary policy activity of the U.S. Federal Reserve (Fed) in recent years. One effect has been to push the value of the euro down relative to the U.S. dollar, which benefits European exporters by making their goods cheaper.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The Fed has signaled its intention to raise short-term interest rates at some point in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 28, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
International Small Company Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
16	Financial statements
20	Financial highlights
24	Notes to financial statements
32	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/15 (%)

The MSCI World ex-USA Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index that captures small cap representation across developed markets countries, excluding the United States.

The MSCI EAFE Small Cap Index (Europe, Australasia, Far East)(gross of foreign withholding taxes on dividends) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

International small-cap stocks fell modestly

Disappointing economic news from Europe, Japan, and China weighed on international small-cap equities.

Positioning in the smallest stocks weighed on performance

The fund's overweight in the smallest companies within the small-cap equity universe detracted from the fund's performance relative to its benchmark.

Lack of exposure to real estate investment trusts detracted

The fund's lack of exposure to international real estate investment trusts (REITs) hampered performance relative to the benchmark, as REITs performed relatively well.

SECTOR COMPOSITION AS OF 2/28/15 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies, and illiquid securities may be more difficult to sell at a price approximating their value. The use of hedging and derivatives could produce disproportionate gains or losses and may increase costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Karen E. Umland, CFA, Dimensional Fund Advisors LP

Karen E. Umland, CFA
Portfolio Manager
Dimensional Fund Advisors LP

Can you describe the market environment during the period and discuss the negative return of the fund's benchmark?

The U.S. dollar strengthened against all developed-market currencies, especially the Norwegian krone, Swedish krona, and Australian dollar. This had a negative impact on the U.S. dollar-denominated investment returns of non-U.S. developed-market stocks.

Stocks in developed markets outside the United States fell modestly. While the U.S. economy remained strong, economic news from Europe, Japan, and China was mostly disappointing. Oil prices dropped roughly 50% during the period as global oil supplies increased and production in the United States expanded. Oil demand remained soft as a result of expectations that global economic growth will be constrained, particularly in Europe, China, and Japan. The oil price drop weighed on energy and materials stocks and on the economies of energy-exporting countries.

The fund's primary benchmark, the MSCI World ex-USA Small Cap Index, underperformed comparable indexes representing large- and mid-cap stocks in developed markets outside the United States. At the sector level, healthcare was the top performer within the fund's benchmark, while energy was the weakest. Among the two largest country components of the primary benchmark, Japanese equities and stocks from the United Kingdom both outperformed.

Within the fund's primary benchmark, relatively low-priced value equities underperformed their growth-oriented counterparts.

Did this environment affect the portfolio team's management of the fund?

No matter what the economic or financial environment, we continued to pursue a disciplined approach to identify securities for purchase or sale in the fund. As a result of our diversified investment approach, the performance of the fund's portfolio of more than 3,000 equity holdings is determined principally by broad trends in non-U.S. developed markets rather than the behavior of a limited group of securities in a particular industry, country, or asset class. Within small-cap non-U.S. developed-market equities, the fund is designed to be broadly diversified across countries, sectors and companies. While we emphasize diversification, we exclude certain small-cap stocks that our

4

"The fund's primary benchmark, the MSCI World ex-USA Small Cap Index, underperformed comparable indexes representing large- and mid-cap stocks in developed markets outside the United States."
research indicates have lower expected returns, for example, those with a combination of higher relative prices and lower profitability.

The fund underperformed relative to its benchmark during the period. At the market capitalization level, what factors had the most significant impact on this result?

As a result of our long-term emphasis on the smallest stocks within the small-cap equity universe, the fund was overweight in micro caps. This had a negative impact during the period, as this segment of the small-cap universe underperformed by a wide margin.

What were the significant factors at the sector level?

The chief detractor to performance at the sector level was the fund's lack of exposure to international real estate investment trusts (REITs), which are included in the fund's benchmark. REITs outperformed relative to the benchmark during the period. There were smaller negative impacts on the fund's relative performance in the financials, industrials, and consumer staples sectors, resulting from differences between the fund's individual security holdings in those sectors versus the benchmark. On the positive side, the fund's modest underweight in energy was beneficial, as the sector underperformed by a wide margin as a result of the sharp decline in oil prices.

TOP 10 HOLDINGS AS OF 2/28/15 (%)

Smurfit Kappa Group PLC	0.4
Deutsche Wohnen AG	0.4
Inmarsat PLC	0.3
Cobham PLC	0.3
Man Group PLC	0.3
Hikma Pharmaceuticals PLC	0.3
DS Smith PLC	0.3
Taylor Wimpey PLC	0.3
Informa PLC	0.3
Teleperformance	0.3
Total	3.2
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"As a result of our long-term emphasis on the smallest stocks within the small-cap equity universe, the fund was overweight in micro caps. This had a negative impact during the period, as this segment of the small-cap universe underperformed by a wide margin."

Did the fund's country weightings have any big impacts?

Yes. In Japan, differences in the fund's holdings versus the benchmark weighed on relative performance. The fund's underweight in Japan also had a negative impact, as Japanese equities generally outperformed during the period. Holdings differences in Australia also detracted from relative results. On the positive side, the fund's modest underweight in Canada aided relative performance, as holdings in Canada's prominent energy sector generated negative returns in tandem with the decline in oil prices. Norway underperformed for similar reasons, and the fund's modest underweight in Norwegian equities had a positive impact on relative results. In the United Kingdom, the fund's modest overweight and holdings differences aided relative performance.

How was the fund positioned at the end of the period?

In keeping with our long-term investment approach, the fund was broadly diversified across small-cap stocks in non-U.S. developed markets. Relative to the its benchmark, the fund had greater exposure to microcap stocks and less exposure to international REITs, which are generally excluded from fund's eligible buy universe. In addition, consistent with our research, we underweight or

TOP 10 COUNTRIES AS OF 2/28/15 (%)

Japan	23.1
United Kingdom	20.0
Canada	7.8
Australia	5.7
Germany	5.1
Switzerland	4.5
France	4.0
Italy	3.7
Sweden	3.2
Hong Kong	3.0
Total	80.1
As a percentage of net assets.
Cash and cash equivalents are not included.

6

exclude a subset of the small-cap universe characterized by a combination of higher relative prices and lower profitability. As a result of this approach, and due to risk control measures that can result in differences relative to the benchmark, the fund was overweight in the industrials, consumer discretionary, and telecommunication services sectors, and underweight in financials. This approach also resulted in the fund remaining underweight in Japan and Canada relative to the benchmark.

MANAGED BY

Joseph H. Chi, CFA On the fund since 2010 Investing since 2005
Jed S. Fogdall On the fund since 2010 Investing since 2004
Henry F. Gray On the fund since 2012 Investing since 1995
Karen E. Umland, CFA On the fund since 2006 Investing since 1988

The views expressed in this report are exclusively those of Karen E. Umland, CFA, Dimensional Fund Advisors LP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2015

Average annual total returns (%) with maximum sales charge					Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since inception		6-months	5-year	Since inception
Class A1	-10.76	7.47	2.04	[2]	-10.18	43.34	19.59	[2]
Class C	—	—	—		-6.67	—	-8.79	[3]
Class I4	-5.57	9.02	3.05	[2]	-5.13	53.98	30.45	[2]
Class NAV[4]	-5.52	9.17	3.20	[2]	-5.17	55.05	32.08	[2]
Index 1	-3.53	9.87	3.27	[2]	-4.17	60.14	32.95	[2]
Index 2	-2.11	10.93	3.50	[2]	-1.33	67.97	35.58	[2]

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.00% and the applicable contingent deferred sales charge (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C	Class I	Class NAV
Gross (%)	1.56	2.24	1.24	1.11
Net (%)	1.56	2.24	1.23	1.11

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the MSCI World ex-USA Small Cap Index; Index 2 is the MSCI EAFE Small Cap Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock International Small Company Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1($)	Index 2 ($)
Class C	6-27-14	9,121	9,213	9,444	9,696
Class I1,4	4-28-06	13,045	13,045	13,295	13,558
Class NAV[4]	4-28-06	13,208	13,208	13,295	13,558

The MSCI World ex-USA Small Cap Index (gross of foreign withholding taxes on dividends) is an equity index that captures small cap representation across 22 of 23 developed markets countries (excluding the United States).

The MSCI EAFE Small Cap Index (gross of foreign withholding taxes on dividends) (Europe, Australasia, Far East) is an unmanaged index that is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, and targets 40% of the eligible small-cap universe in each industry group of each country represented by the MSCI EAFE Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses, sales charges, or foreign currency impact, which would have resulted in lower values.

Footnotes related to performance pages

1	Class A and Class I shares were first offered on 6-27-13. Returns prior to this date are those of Class NAV shares that have been recalculated to reflect the gross fees and expenses of Class A and Class I shares, as applicable.
2	From 4-28-06.
3	From 6-27-14.
4	For certain types of investors, as described in the fund's prospectuses.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$945.50	$7.86	1.63%
Class C	1,000.00	942.60	11.32	2.35%
Class I	1,000.00	948.30	5.94	1.23%
Class NAV	1,000.00	948.30	5.17	1.07%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,016.70	$8.15	1.63%
Class C	1,000.00	1,013.10	11.73	2.35%
Class I	1,000.00	1,018.70	6.16	1.23%
Class NAV	1,000.00	1,019.50	5.36	1.07%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

Fund's investments

Summary of fund's investments as of 2-28-15 (unaudited)
(showing percentage of total net assets)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling 1-800-225-5291. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

	Shares	Value	% of Net Assets
Common stocks 99.1%		$599,109,325
(Cost $536,999,024)
Australia 5.7%		34,312,433	5.7%
Austria 1.0%		5,777,403	1.0%
Bahamas 0.0%		98,769	0.0%
Belgium 1.3%		7,704,250	1.3%
Bermuda 0.5%		2,752,619	0.5%
Catlin Group, Ltd.	114,372	1,207,647	0.2%
Hiscox, Ltd.	99,381	1,213,016	0.2%
OTHER SECURITIES		331,956	0.1%
Cambodia 0.1%		335,426	0.1%
Canada 7.8%		46,909,217	7.8%
Cayman Islands 0.0%		83,829	0.0%
China 0.1%		416,525	0.1%
Cyprus 0.0%		220,683	0.0%
Denmark 1.7%		10,209,814	1.7%
Faroe Islands 0.0%		261,739	0.0%
Finland 2.6%		15,758,628	2.6%
Elisa OYJ, Class A	54,577	1,484,254	0.2%
Neste Oil OYJ	52,692	1,374,514	0.2%
OTHER SECURITIES		12,899,860	2.2%
France 4.0%		24,453,761	4.0%
Lagardere SCA	44,382	1,273,372	0.2%
Teleperformance	21,575	1,665,163	0.3%
OTHER SECURITIES		21,515,226	3.5%
Gabon 0.0%		75,929	0.0%
Germany 5.1%		31,067,949	5.1%
Deutsche Wohnen AG	79,007	2,176,017	0.4%
Freenet AG	41,544	1,240,185	0.2%
OTHER SECURITIES		27,651,747	4.5%

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value	% of Net Assets
Gibraltar 0.1%		$464,271	0.1%
Greece 0.0%		83	0.0%
Guernsey, Channel Islands 0.0%		38,343	0.0%
Hong Kong 3.0%		18,296,037	3.0%
India 0.1%		338,943	0.1%
Ireland 1.7%		10,043,149	1.7%
DCC PLC	27,199	1,621,793	0.3%
Smurfit Kappa Group PLC	83,710	2,341,250	0.4%
OTHER SECURITIES		6,080,106	1.0%
Isle of Man 0.1%		424,608	0.1%
Israel 0.7%		4,528,823	0.7%
Italy 3.7%		22,554,458	3.7%
Banca Popolare dell'Emilia Romagna SC (I)	165,270	1,361,255	0.2%
Banca Popolare di Milano (I)	1,482,468	1,389,547	0.2%
Prysmian SpA	66,292	1,326,298	0.2%
OTHER SECURITIES		18,477,358	3.1%
Japan 23.1%		139,670,016	23.1%
Jersey, Channel Islands 0.2%		1,396,029	0.2%
Liechtenstein 0.1%		301,553	0.1%
Luxembourg 0.4%		2,413,138	0.4%
Malaysia 0.0%		87,380	0.0%
Malta 0.1%		557,694	0.1%
Monaco 0.0%		42,276	0.0%
Mongolia 0.0%		86,369	0.0%
Netherlands 2.1%		12,567,137	2.1%
Delta Lloyd NV	70,276	1,274,441	0.2%
Nutreco NV	25,711	1,298,138	0.2%
OTHER SECURITIES		9,994,558	1.7%
New Zealand 1.2%		7,317,825	1.2%
Norway 0.8%		4,689,405	0.8%
Peru 0.0%		44,337	0.0%
Portugal 0.5%		3,307,944	0.5%
Republic of Georgia 0.1%		342,716	0.1%

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value	% of Net Assets
Singapore 1.2%		$7,441,041	1.2%
South Africa 0.1%		340,237	0.1%
Spain 2.0%		12,068,015	2.0%
Sweden 3.2%		19,595,978	3.2%
Switzerland 4.5%		27,033,630	4.5%
Dufry AG (I)	8,056	1,163,449	0.2%
GAM Holding AG (I)	62,411	1,219,337	0.2%
Helvetia Holding AG	2,529	1,270,741	0.2%
Lonza Group AG (I)	12,538	1,546,350	0.3%
OTHER SECURITIES		21,833,753	3.6%
Thailand 0.0%		11,348	0.0%
United Arab Emirates 0.0%		150,696	0.0%
United Kingdom 20.0%		121,011,773	20.0%
Amec Foster Wheeler PLC	91,864	1,245,014	0.2%
Amlin PLC	165,498	1,351,118	0.2%
Barratt Developments PLC	196,742	1,561,236	0.3%
Bellway PLC	42,123	1,291,372	0.2%
Berkeley Group Holdings PLC	40,346	1,626,204	0.3%
Booker Group PLC	487,010	1,205,498	0.2%
BTG PLC (I)	111,260	1,300,249	0.2%
Close Brothers Group PLC	49,398	1,249,729	0.2%
Cobham PLC	339,361	1,784,913	0.3%
Croda International PLC	38,831	1,634,448	0.3%
Dixons Carphone PLC	170,477	1,156,276	0.2%
DS Smith PLC	307,884	1,742,960	0.3%
Halma PLC	122,902	1,349,605	0.2%
Henderson Group PLC	340,795	1,374,089	0.2%
Hikma Pharmaceuticals PLC	46,394	1,770,597	0.3%
Howden Joinery Group PLC	199,330	1,422,868	0.2%
ICAP PLC	181,432	1,496,452	0.2%
IG Group Holdings PLC	114,231	1,287,048	0.2%
Inchcape PLC	146,217	1,658,091	0.3%
Informa PLC	199,727	1,703,517	0.3%
Inmarsat PLC	143,288	1,937,059	0.3%
Man Group PLC	602,130	1,774,693	0.3%
Melrose Industries PLC	313,446	1,448,229	0.2%
Pennon Group PLC	120,792	1,583,903	0.3%
Persimmon PLC (I)	54,780	1,487,476	0.2%
Rentokil Initial PLC	589,271	1,230,912	0.2%
Rightmove PLC	30,472	1,422,870	0.2%
Spectris PLC	37,067	1,244,670	0.2%

14SEE NOTES TO FINANCIAL STATEMENTS

			Shares	Value	% of Net Assets
United Kingdom (continued)					20.0%
Spirax-Sarco Engineering PLC			25,266	$1,251,251	0.2%
Taylor Wimpey PLC			770,228	1,713,947	0.3%
William Hill PLC			250,881	1,461,085	0.2%
OTHER SECURITIES				75,244,394	12.6%
United States 0.2%				1,505,099	0.2%
Preferred securities 0.0%				$195,645
(Cost $192,940)
Germany 0.0%				195,645	0.0%
Warrants 0.0%				$1,555
(Cost $0)
Rights 0.0%				$33,223
(Cost $242,429)
	Yield (%)		Shares	Value	% of Net Assets
Securities lending collateral 5.3%				$31,875,538
(Cost $31,876,355)
John Hancock Collateral Trust (W)	0.0869 (Y	)	3,185,897	31,875,538	5.3%
Short-term investments 1.1%				$6,870,204
(Cost $6,870,204)
Money market funds 1.1%				6,870,204	1.1%
State Street Institutional Liquid Reserves Fund	0.0876 (Y	)	6,870,204	6,870,204	1.1%
Total investments (Cost $576,180,952) -† 105.5%				$638,085,490	105.5%
Other assets and liabilities, net - (5.5%)				(33,463,255)	(5.5)%
Total net assets - 100.0%				$604,622,235	100.0%

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(I)	Non-income producing security.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-15.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $579,633,581. Net unrealized appreciation aggregated $58,451,909, of which $128,878,224 related to appreciated investment securities and $70,426,315 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS15

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

Assets
Investments in unaffiliated issuers, at value (Cost $544,304,597) including ($29,041,585) of securities loaned	$606,209,952
Investments in affiliated issuers, at value (Cost $31,876,355)	31,875,538
Total investments, at value (Cost $576,180,952)	638,085,490
Foreign currency, at value (Cost $434,388)	430,398
Receivable for investments sold	2,028,508
Receivable for fund shares sold	408,175
Dividends and interest receivable	695,685
Receivable for securities lending income	39,530
Other receivables and prepaid expenses	25,625
Total assets	641,713,411
Liabilities
Payable for investments purchased	4,948,797
Payable upon return of securities loaned	31,881,060
Payable to affiliates
Accounting and legal services fees	10,591
Transfer agent fees	883
Trustees' fees	258
Investment management fees	222
Other liabilities and accrued expenses	249,365
Total liabilities	37,091,176
Net assets	$604,622,235
Net assets consist of
Paid-in capital	$639,509,954
Accumulated distributions in excess of net investment income	(2,820,772)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(93,949,291)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	61,882,344
Net assets	$604,622,235

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($3,710,387 ÷ 367,939 shares)[1]	$10.08
Class C ($628,036 ÷ 62,104 shares)[1]	$10.11
Class I ($638,781 ÷ 63,458 shares)	$10.07
Class NAV ($599,645,031 ÷ 59,582,445 shares)	$10.06
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$10.61

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENT OF OPERATIONS   For the six months ended 2-28-15 (unaudited)

Investment income
Dividends	$5,150,087
Securities lending	239,334
Interest	1,222
Less foreign taxes withheld	(301,704)
Total investment income	5,088,939
Expenses
Investment management fees	2,663,544
Distribution and service fees	7,798
Accounting and legal services fees	32,382
Transfer agent fees	2,967
Trustees' fees	4,067
State registration fees	24,672
Printing and postage	2,742
Professional fees	33,975
Custodian fees	261,274
Registration and filing fees	23,013
Other	5,928
Total expenses	3,062,362
Less expense reductions	(35,204)
Net expenses	3,027,158
Net investment income	2,061,781
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	2,777,607
Investments in affiliated issuers	(5,416)
2,772,191
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(34,249,103)
Investments in affiliated issuers	(1,818)
(34,250,921)
Net realized and unrealized loss	(31,478,730)
Decrease in net assets from operations	($29,416,949)

18SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$2,061,781	$9,157,485
Net realized gain	2,772,191	30,857,144
Change in net unrealized appreciation (depreciation)	(34,250,921)	62,649,783
Increase (decrease) in net assets resulting from operations	(29,416,949)	102,664,412
Distributions to shareholders
From net investment income
Class A	(46,520)	(3,939)
Class C	(1,293)	—
Class I	(2,928)	(1,428)
Class NAV	(9,861,831)	(7,586,748)
Total distributions	(9,912,572)	(7,592,115)
From fund share transactions	51,525,749	(20,417,978)
Total increase	12,196,228	74,654,319
Net assets
Beginning of period	592,426,007	517,771,688
End of period	$604,622,235	$592,426,007
Undistributed (accumulated distributions in excess of) net investment income	($2,820,772)	$5,030,019

SEE NOTES TO FINANCIAL STATEMENTS19

Financial highlights

Class A Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$10.79		$9.11	$8.50
Net investment income[3]	0.01		0.18	—	[4]
Net realized and unrealized gain (loss) on investments	(0.60)		1.58	0.61
Total from investment operations	(0.59)		1.76	0.61
Less distributions
From net investment income	(0.12)		(0.08)	—
Total distributions	(0.12)		(0.08)	—
Net asset value, end of period	$10.08		$10.79	$9.11
Total return (%)[5,6]	(5.45	) [7]	19.40	7.18	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$4		$5	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.77	[9]	2.41	18.73	[9]
Expenses including reductions	1.63	[9]	1.63	1.63	[9]
Net investment income	0.26	[9]	1.67	0.08	[9]
Portfolio turnover (%)	3		11	9	[10]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class A shares is 6-27-13.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Less than $500,000.
9	Annualized.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

20SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	2-28-15	[1]	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$10.77		$11.02
Net investment loss[3]	(0.04)		(0.01)
Net realized and unrealized loss on investments	(0.58)		(0.24)
Total from investment operations	(0.62)		(0.25)
Less distributions
From net investment income	(0.04)		—
Total distributions	(0.04)		—
Net asset value, end of period	$10.11		$10.77
Total return (%)[4,5]	(5.74	) [6]	(2.27	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.91	[8]	17.76	[8]
Expenses including reductions	2.35	[8]	2.35	[8]
Net investment loss	(0.80	) [8]	(0.71	) [8]
Portfolio turnover (%)	3		11	[9]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class C shares is 6-27-14.
3	Based on average daily shares outstanding.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS21

Class I Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$10.79		$9.12	$8.50
Net investment income[3]	0.03		0.16	0.01
Net realized and unrealized gain (loss) on investments	(0.59)		1.63	0.61
Total from investment operations	(0.56)		1.79	0.62
Less distributions
From net investment income	(0.16)		(0.12)	—
Total distributions	(0.16)		(0.12)	—
Net asset value, end of period	$10.07		$10.79	$9.12
Total return (%)[4]	(5.13	) [5]	19.71	7.29	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		— [6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	6.65	[7]	14.40	18.78	[7]
Expenses including reductions	1.23	[7]	1.23	1.23	[7]
Net investment income	0.69	[7]	1.49	0.47	[7]
Portfolio turnover (%)	3		11	9	[8]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class I shares is 6-27-13.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.

22SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10
Per share operating performance
Net asset value, beginning of period	$10.80		$9.12	$7.59	$8.15	$7.08	$7.11
Net investment income[2]	0.04		0.17	0.15	0.14	0.14	0.08
Net realized and unrealized gain (loss) on investments	(0.61)		1.64	1.52	(0.55)	1.08	0.20
Total from investment operations	(0.57)		1.81	1.67	(0.41)	1.22	0.28
Less distributions
From net investment income	(0.17)		(0.13)	(0.14)	(0.15)	(0.15)	(0.31)
Total distributions	(0.17)		(0.13)	(0.14)	(0.15)	(0.15)	(0.31)
Net asset value, end of period	$10.06		$10.80	$9.12	$7.59	$8.15	$7.08
Total return (%)[3]	(5.17	) [4]	19.98	22.17	(4.87)	17.11	3.87
Ratios and supplemental data
Net assets, end of period (in millions)	$600		$587	$518	$250	$191	$151
Ratios (as a percentage of average net assets):
Expenses before reductions	1.08	[5]	1.10	1.09	1.09	1.09	1.12
Expenses including reductions and credits	1.07	[5]	1.09	1.09	1.09	1.09	1.12
Net investment income	0.74	[5]	1.57	1.73	1.91	1.61	1.11
Portfolio turnover (%)	3		11	9	9	14	28

1	Six months ended 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock International Small Company Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of assets and liabilities. Class A and Class C are open to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as "funds of funds" that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities

24

valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2015, by major security category or type:

	Total market value at 2-28-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$34,312,433	$153,865	$34,100,036	$58,532
Austria	5,777,403	—	5,777,403	—
Bahamas	98,769	—	98,769	—
Belgium	7,704,250	—	7,704,250	—
Bermuda	2,752,619	—	2,752,619	—
Cambodia	335,426	—	335,426	—
Canada	46,909,217	46,905,440	1,939	1,838
Cayman Islands	83,829	83,829	—	—
China	416,525	105,220	311,305	—
Cyprus	220,683	—	220,683	—
Denmark	10,209,814	—	10,209,814	—
Faroe Islands	261,739	—	261,739	—
Finland	15,758,628	—	15,755,557	3,071
France	24,453,761	—	24,453,761	—
Gabon	75,929	—	75,929	—
Germany	31,067,949	26,712	31,041,237	—
Gibraltar	464,271	—	464,271	—
Greece	83	—	—	83
Guernsey, Channel Islands	38,343	1,387	26,458	10,498
Hong Kong	18,296,037	12,551	18,212,341	71,145
India	338,943	—	338,943	—
Ireland	10,043,149	588,209	9,454,940	—
Isle of Man	424,608	—	424,608	—
Israel	4,528,823	281,525	4,247,298	—
Italy	22,554,458	—	22,507,289	47,169
Japan	139,670,016	—	139,551,927	118,089
Jersey, Channel Islands	1,396,029	—	1,396,029	—
Liechtenstein	301,553	—	301,553	—
Luxembourg	2,413,138	—	2,413,138	—
Malaysia	87,380	—	87,380	—
Malta	557,694	—	557,694	—
Monaco	42,276	—	42,276	—
Mongolia	86,369	—	86,369	—
Netherlands	12,567,137	—	12,567,137	—
New Zealand	7,317,825	—	7,317,825	—

25

	Total market value at 2-28-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Norway	4,689,405	—	4,689,405	—
Peru	44,337	—	44,337	—
Portugal	3,307,944	—	3,307,944	—
Republic of Georgia	342,716	—	342,716	—
Singapore	7,441,041	—	7,441,041	—
South Africa	340,237	—	340,237	—
Spain	12,068,015	—	12,068,015	—
Sweden	19,595,978	—	19,595,978	—
Switzerland	27,033,630	57,627	26,976,003	—
Thailand	11,348	—	11,348	—
United Arab Emirates	150,696	—	150,696	—
United Kingdom	121,011,773	92,466	120,918,166	1,141
United States	1,505,099	512,187	992,912	—
Preferred securities	195,645	—	195,645	—
Warrants	1,555	1,555	—	—
Rights	33,223	6,203	27,020	—
Securities lending collateral	31,875,538	31,875,538	—	—
Short-term investments	6,870,204	6,870,204	—	—
Total Investments in Securities	$638,085,490	$87,574,518	$550,199,406	$311,566

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from

26

borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statement of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2015 were $302. For the six months ended February 28, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those

27

taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2014, the fund has a short-term capital loss carryforward of $96,083,261 available to offset future net realized capital gains, which expires on August 31, 2018.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of 0.950% of the fund's aggregate net assets. Aggregate net assets include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with Dimensional Fund Advisors LP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of the fund. During the six months ended February 28,2015, this waiver amounted to 0.01% of the fund's average net assets on annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operating expenses of the fund to the extent necessary to maintain the fund's total operating expenses at 1.63%, 2.35% and 1.23% for Class A, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions,

28

interest expense, acquired fund fees and expenses, short dividend expense and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The current expense limitation agreement expires on December 31, 2015 for Class A, Class C, and Class I shares, unless renewed by the mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Additionally, the Advisor has voluntarily agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.25% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees, short dividend expense, and acquired fund fees. Prior to January 1, 2015 this voluntary waiver also excluded blue sky fees and printing and postage. This voluntary expense reduction will continue in effect until terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to $3,039, $5,696, $5,799 and $20,670 for Class A, Class C, Class I and Class NAV shares, respectively, for the six months ended February 28, 2015.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2015 were equivalent to a net annual effective rate of 0.94% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee	Class	Rule 12b-1 fee
Class A	0.30%	Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $621 for the six months ended February 28, 2015. Of this amount, $344 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $277 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months February 28, 2015, there were no CDSCs received by the Distributor for Class A or Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for

29

recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$6,550	$2,689	$5,803	$31
Class C	1,248	155	5,846	16
Class I	—	123	5,803	31
Total	$7,798	$2,967	$17,452	$78

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to February 28, 2015, state registration fees and printing and postage amounted to $7,220 and $2,664, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2015 and for the year ended August 31, 2014 were as follows:

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	35,823	$354,735	548,025	$5,911,229
Distributions reinvested	4,861	46,520	291	2,969
Repurchased	(179,108)	(1,753,627)	(54,161)	(580,234)
Net increase (decrease)	(138,424)	($1,352,372)	494,155	$5,333,964
Class C shares
Sold	52,529	$508,536	9,521	$104,907
Distributions reinvested	97	929	—	—
Repurchased	(43)	(412)	—	—
Net increase	52,583	$509,053	9,521	$104,907
Class I shares
Sold	45,087	$454,347	12,026	$129,216
Distributions reinvested	113	1,075	—	—
Repurchased	(5,533)	(53,975)	—	—
Net increase	39,667	$401,447	12,026	$129,216
Class NAV shares
Sold	4,400,812	$43,813,690	2,178,344	$23,096,102
Distributions reinvested	1,033,735	9,861,831	746,727	7,586,748
Repurchased	(176,888)	(1,707,900)	(5,327,405)	(56,668,915)
Net increase (decrease)	5,257,659	$51,967,621	(2,402,334)	($25,986,065)

30

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Total net increase (decrease)	5,211,485	$51,525,749	(1,886,632)	($20,417,978)

Affiliates of the fund owned 15%, 20% and100% of shares of beneficial interest of Class C, Class I and Class NAV, respectively, on February 28, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $59,308,382 and $19,595,560, respectively, for the six months ended February 28, 2015.

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2015, funds within the John Hancock group of funds complex held 99.1% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliated concentration
John Hancock Lifestyle Growth Portfolio	33.9%
John Hancock Lifestyle Balanced Portfolio	25.6%
John Hancock Lifestyle Aggressive Portfolio	14.8%
John Hancock Lifestyle Moderate Portfolio	5.5%

31

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Dimensional Fund Advisors LP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company+
Citibank, N.A.^

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15
+Through 4-24-15
^Effective 4-27-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

32

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock International Small Company Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF221044	424SA 2/15 4/15

John Hancock

Small Cap Value Fund

Semiannual report 2/28/15

A message to shareholders

Dear fellow shareholder,

Strong economic growth in the United States set the global standard in 2014, and appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about sustained relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but note that opportunities are growing and could reward investors should recoveries in those markets begin in earnest.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. The European Central Bank announced dramatic monetary policy measures in January to promote economic activity in the region—similar to the monetary policy activity of the U.S. Federal Reserve (Fed) in recent years. One effect has been to push the value of the euro down relative to the U.S. dollar, which benefits European exporters by making their goods cheaper.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The Fed has signaled its intention to raise short-term interest rates at some point in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 28, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Small Cap Value Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
17	Financial statements
21	Financial highlights
25	Notes to financial statements
32	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/15 (%)

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

1	Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Small-cap value stocks gained

Despite periods of volatility, small-cap value stocks—as measured by the Russell 2000 Value Index—closed the six-month reporting period with a slight gain.

The fund outperformed its benchmark

The fund outpaced the Russell 2000 Value Index by a wide margin behind strong individual stock selection.

A bottom-up, research-based approach

The fund's emphasis on undervalued companies with above-average profitability was well suited to the environment of the past six months.

PORTFOLIO COMPOSITION AS OF 2/28/15 (%)

A note about risks

The prices of medium and small company stocks can change more frequently and dramatically than those of large company stocks. Value stocks may not increase in price as anticipated or may decline further in value. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. IPO shares may have a magnified impact on fund performance and are frequently volatile in price. They can be held for a short period of time, causing an increase in portfolio turnover. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. Foreign investing has additional risks, such as currency and market volatility and political and social instability. The use of hedging and derivatives transactions could produce disproportionate gains or losses and may increase volatility and costs. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors, and investments focused in one sector may fluctuate more widely than investments diversified across sectors. Investing in REITs subjects the fund to the risks associated with direct ownership of real estate, such as a decline in the value of real estate and general and local economic conditions. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Timothy J. McCormack, CFA, Wellington Management Company LLP

Timothy J. McCormack, CFA
Portfolio Manager
Wellington Management Company LLP

Can you describe the market environment of the past six months?

Small-cap stocks delivered positive returns during the six-month period ended February 28, 2015. After beginning the period on a down note due to concerns about slowing global growth and the potential for tighter U.S. Federal Reserve policy, small caps recovered and ultimately closed with a gain. The recovery was fueled, in part, by signs of a continued acceleration in the U.S. economy. Since smaller companies tend to be more closely tied to growth trends in the United States than to economic developments overseas, the favorable prospects for domestic growth provided a firm underpinning for the asset class.

For the six-month period ended February 28, 2015, U.S. small-cap equities gained 5.70% based on the return of the Russell 2000 Index. Small-cap value stocks underperformed—returning 2.31% as measured by the fund's benchmark, the Russell 2000 Value Index—as the environment of slowing global growth caused investors to gravitate to faster-growing companies. The value style also was pressured by the underperformance of the energy, materials, and industrials stocks represented in the benchmark.

Despite these potential headwinds, the fund performed well and comfortably outpaced its benchmark on the strength of our robust individual stock selection.

What factors helped fund performance during the period?

We continued to emphasize higher-quality companies with durable business models, strong balance sheets, leading market positions, and management teams that are incentivized to create longer-term shareholder value. We believe that investing in undervalued companies with these attributes can provide an element of downside protection and the opportunity for long-term outperformance.

This approach proved well suited to help the fund navigate the volatile market environment of the past six months. Favorable stock selection in the energy, industrials, and consumer discretionary sectors had a positive impact on relative performance. The outperformance in energy was particularly notable, as the fund's holdings—while producing a negative return on an absolute

4

"... the fund performed well and comfortably outpaced its benchmark on the strength of our robust individual stock selection."
basis—outpaced the energy stocks in the benchmark by a very wide margin. Generally speaking, we emphasized energy stocks with better fundamentals (such as stronger balance sheets and lower sensitivity to oil prices) and avoided what we believed were the weaker companies in the sector. This strategy enabled us to sidestep the full impact of the energy sector's substantial underperformance. An overweight allocation in the healthcare sector, which outperformed the broader market by a comfortable margin, also contributed to relative returns.
Helen of Troy Ltd., a developer and distributor of branded personal care and houseware products, was one of the leading individual contributor to relative performance. The company executed well and beat both revenue and earnings expectations, propelling its shares to a healthy gain. ICU Medical, Inc., a manufacturer of consumable medical products, rallied after the company posted an improved sales outlook. Charles River Laboratories International, Inc., Phibro Animal Health Corp., and ICON PLC were also leading contributors within the healthcare sector. Belden Inc., a manufacturer of electronic cables and connectivity products for industrial, broadcast, and data networking markets, was another large contributor to fund performance. The stock rebounded from its weak performance in the third calendar quarter after the company reported solid earnings and announced an accretive acquisition.

SECTOR COMPOSITION AS OF 2/28/15 (%)

5

"While valuations for the broader small-cap asset class remain above historical norms, our research continues to reveal an abundance of fundamentally sound, attractively valued individual companies."

What elements of the fund's positioning hurt performance?

At the sector level, an underweight allocation in financials and an overweight in materials had an adverse impact on fund returns. In terms of individual stocks, Koppers Holdings, Inc.—a manufacturer of carbon compounds and commercial wood-treatment products—was the largest detractor from relative performance. The stock declined due to weaker-than-expected profits and concerns that lower oil prices will continue to pressure its earnings. The fund's position in Ascena Retail Group, Inc., a retailer of clothing and accessories, lost ground after the company reported weak revenue and earnings. We continued to hold the position at period end, as we believe the company will benefit from a substantial reduction in costs in the coming years. Dorian LPG, Ltd., a shipping company that is primarily engaged in the global transport of liquefied petroleum gas, also detracted from performance amid the sharp decline in energy prices.

How would you characterize portfolio activity during the past six months?

We continue to find opportunities created by the trading and pricing inefficiencies frequently found among small-cap stocks. We took a number of actions in the portfolio during the semiannual period, all of which were driven by our stock-by-stock decisions. We added a position in C&C Group PLC, a cider and beer producer that we purchased at what we believed was an attractive valuation

TOP 10 HOLDINGS AS OF 2/28/15 (%)

Belden, Inc.	3.6
Mueller Industries, Inc.	2.6
G&K Services, Inc., Class A	2.5
Charles River Laboratories International, Inc.	2.5
Helen of Troy, Ltd.	2.5
Cubic Corp.	2.1
Webster Financial Corp.	2.1
ICU Medical, Inc.	2.0
GATX Corp.	2.0
Albany International Corp., Class A	2.0
TOTAL	23.9
As a percentage of net assets.
Cash and cash equivalents are not included.

6

after the company reported lower-than-expected earnings. Mistras Group, Inc., a testing and inspection company that evaluates the structural integrity of energy, industrial, and public infrastructure, was another notable addition. We also added to several of the fund's energy sector investments that weakened during the period, including Dorian and SEACOR Holdings Inc, and we initiated a position in RSP Permian Inc. Given that our long-term investment theses for these stocks remained intact, we used the recent price declines as an opportunity to build the size of the fund's positions. We eliminated the remainder of the fund's position in MTS Systems Corp., a supplier of test systems and industrial position sensors, after the stock reached our target price.

How was the fund positioned at the end of the period?

As of the close of the period, the fund was overweight in the industrials, healthcare, and materials sectors, while its largest underweights were in the financials, utilities, and consumer discretionary sectors. These allocations did not represent top-down decisions; instead, they were a residual effect of our bottom-up investment process.

While valuations for the broader small-cap asset class remain above historical norms, our research continues to reveal an abundance of fundamentally sound, attractively valued individual companies. We believe our bottom-up process can continue to uncover stock-specific opportunities even if the broader market becomes more volatile in the months ahead.

MANAGED BY

Timothy J. McCormack, CFA On the fund since 2008 Investing since 2004
Shaun F. Pedersen On the fund since 2008 Investing since 2004

The views expressed in this report are exclusively those of Timothy J. McCormack, CFA, Wellington Management Company LLP, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2015

Average annual total returns (%) with maximum sales charge				Cumulative total returns (%) with maximum sales charge
	1-year	5-year	Since Inception[1]	6-months	5-year	Since Inception[1]
Class A2	3.10	14.02	17.60	2.69	92.71	173.46
Class I2,3	8.82	15.54	18.93	8.20	105.89	193.29
Class R6[2,3]	9.06	15.69	19.08	8.38	107.23	195.55
Class NAV[3]	9.06	15.77	19.13	8.38	107.94	196.32
Index†	3.96	13.97	16.85	2.31	92.26	162.83

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5.0%. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class I	Class R6	Class NAV
Gross (%)	1.62	1.29	1.18	1.16
Net (%)	1.62	1.29	1.14	1.16

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the Russell 2000 Value Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Small Cap Value Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the Russell 2000 Value Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class I2,3	12-16-08	29,329	29,329	26,283
Class R6[2,3]	12-16-08	29,555	29,555	26,283
Class NAV[3]	12-16-08	29,632	29,632	26,283

The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	From 12-16-08.
2	Class A, Class I, and Class R6 shares were first offered on 12-30-13. Returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, and Class R6 shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A2	$1,000.00	$1,081.20	$8.26	1.60%
Class I2	1,000.00	1,082.00	6.71	1.30%
Class R6[2]	1,000.00	1,083.80	5.74	1.11%
Class NAV	1,000.00	1,083.80	5.74	1.11%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,016.90	$8.00	1.60%
Class I	1,000.00	1,018.30	6.51	1.30%
Class R6	1,000.00	1,019.30	5.56	1.11%
Class NAV	1,000.00	1,019.30	5.56	1.11%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

Fund's investments

As of 2-28-15 (unaudited)
	Shares	Value
Common stocks 97.7%		$255,392,637
(Cost $180,939,052)
Consumer discretionary 8.8%		22,867,031
Household durables 2.5%
Helen of Troy, Ltd. (I)	84,310	6,459,828
Multiline retail 1.6%
Fred's, Inc., Class A	226,500	4,231,020
Specialty retail 4.7%
Advance Auto Parts, Inc.	2,420	374,931
Ascena Retail Group, Inc. (I)	263,670	3,533,178
CST Brands, Inc.	11,930	496,646
Stage Stores, Inc.	173,280	3,711,658
The Cato Corp., Class A	91,560	4,059,770
Consumer staples 5.0%		13,045,227
Beverages 1.3%
C&C Group PLC	756,105	3,267,896
Food and staples retailing 1.2%
Casey's General Stores, Inc.	35,850	3,145,838
Food products 2.5%
Cranswick PLC	128,725	2,852,211
Post Holdings, Inc. (I)	76,380	3,779,282
Energy 5.9%		15,478,337
Energy equipment and services 2.1%
Era Group, Inc. (I)	96,978	2,139,335
SEACOR Holdings, Inc. (I)	44,988	3,262,080
Oil, gas and consumable fuels 3.8%
Diamondback Energy, Inc. (I)	5,358	381,543
Dorian LPG, Ltd. (I)	155,790	1,913,101
RSP Permian, Inc. (I)	129,580	3,519,393
Scorpio Tankers, Inc.	492,250	4,262,885
Financials 19.5%		51,066,457
Banks 9.7%
First Busey Corp.	304,772	1,929,207
First Midwest Bancorp, Inc.	225,200	3,850,920
First Niagara Financial Group, Inc.	267,420	2,369,341
Flushing Financial Corp.	89,968	1,761,573
Hancock Holding Company	89,620	2,623,177
International Bancshares Corp.	167,180	4,139,377
MB Financial, Inc.	103,150	3,217,249

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Webster Financial Corp.	156,770	$5,413,268
Capital markets 1.0%
Ares Capital Corp.	16,710	289,083
Solar Capital, Ltd.	118,460	2,383,415
Insurance 4.1%
Alleghany Corp. (I)	1,180	557,597
AMERISAFE, Inc.	42,500	1,765,450
Assured Guaranty, Ltd.	8,985	238,282
Platinum Underwriters Holdings, Ltd. (L)	39,610	3,024,224
Primerica, Inc.	81,280	4,286,707
Reinsurance Group of America, Inc.	6,170	551,043
White Mountains Insurance Group, Ltd.	535	356,925
Real estate investment trusts 3.4%
Corrections Corp. of America	9,570	381,747
DiamondRock Hospitality Company	175,392	2,539,676
Education Realty Trust, Inc.	80,026	2,805,712
Kite Realty Group Trust	10,205	289,006
Mid-America Apartment Communities, Inc.	4,610	334,087
Summit Hotel Properties, Inc.	187,530	2,462,269
Thrifts and mortgage finance 1.3%
Northwest Bancshares, Inc.	295,990	3,497,122
Health care 13.3%		34,733,246
Health care equipment and supplies 4.9%
Haemonetics Corp. (I)	78,340	3,482,996
ICU Medical, Inc. (I)	59,640	5,302,592
STERIS Corp.	63,260	4,081,535
Health care providers and services 1.6%
Amsurg Corp. (I)	50,580	3,039,858
CorVel Corp. (I)	32,560	1,153,601
Health care technology 2.0%
Allscripts Healthcare Solutions, Inc. (I)	243,620	2,924,658
MedAssets, Inc. (I)	116,770	2,243,152
Life sciences tools and services 3.7%
Charles River Laboratories International, Inc. (I)	85,660	6,567,552
ICON PLC (I)	43,490	3,001,245
Pharmaceuticals 1.1%
Phibro Animal Health Corp., Class A	80,950	2,936,057
Industrials 23.5%		61,385,097
Aerospace and defense 2.1%
Cubic Corp.	105,311	5,504,606

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Industrials (continued)
Air freight and logistics 1.2%
UTi Worldwide, Inc. (I)	232,560	$3,041,885
Commercial services and supplies 9.5%
ACCO Brands Corp. (I)	411,050	3,128,091
Clean Harbors, Inc. (I)	4,710	262,300
G&K Services, Inc., Class A	91,850	6,612,282
Matthews International Corp., Class A	83,820	4,054,373
SP Plus Corp. (I)	150,248	3,397,107
Steelcase, Inc., Class A	125,950	2,357,784
United Stationers, Inc.	123,770	4,999,070
Industrial conglomerates 0.2%
Carlisle Companies, Inc.	6,050	563,074
Machinery 6.5%
Albany International Corp., Class A	135,390	5,105,557
CIRCOR International, Inc.	1,100	59,037
ESCO Technologies, Inc.	91,130	3,512,150
Luxfer Holdings PLC, ADR	121,370	1,627,572
Mueller Industries, Inc.	193,170	6,724,248
Professional services 2.0%
FTI Consulting, Inc. (I)	93,720	3,455,456
Mistras Group, Inc. (I)	98,400	1,854,840
Trading companies and distributors 2.0%
GATX Corp.	82,340	5,125,665
Information technology 11.6%		30,417,040
Electronic equipment, instruments and components 6.1%
Belden, Inc.	105,460	9,362,739
Coherent, Inc. (I)	42,430	2,725,703
ScanSource, Inc. (I)	104,950	3,815,982
IT services 2.2%
Forrester Research, Inc.	80,650	3,034,053
MAXIMUS, Inc.	49,078	2,906,890
Semiconductors and semiconductor equipment 1.3%
Maxim Integrated Products, Inc.	14,090	484,626
Micrel, Inc.	192,020	2,866,859
Software 0.4%
Verint Systems, Inc. (I)	17,320	1,054,355
Technology hardware, storage and peripherals 1.6%
Diebold, Inc.	116,690	4,165,833
Materials 7.0%		18,294,588
Chemicals 4.4%
Innospec, Inc.	66,470	2,935,980

14SEE NOTES TO FINANCIAL STATEMENTS

		Shares	Value
Materials (continued)
Chemicals (continued)
	Koppers Holdings, Inc. (I)	86,610	$1,396,153
	Sensient Technologies Corp.	69,750	4,436,798
	Zep, Inc.	165,500	2,752,265
Containers and packaging 1.3%
	AptarGroup, Inc.	3,650	240,426
	Greif, Inc., Class A	68,880	3,030,720
Paper and forest products 1.3%
	Deltic Timber Corp.	52,920	3,502,246
Utilities 3.1%			8,105,614
Electric utilities 0.1%
	Westar Energy, Inc.	5,730	222,611
Gas utilities 3.0%
	Atmos Energy Corp.	4,748	251,834
	New Jersey Resources Corp.	29,430	1,841,729
	The Laclede Group, Inc.	52,800	2,732,928
	UGI Corp.	12,575	427,424
	WGL Holdings, Inc.	49,280	2,629,088
	Yield (%)	Shares	Value
Securities lending collateral 1.1%			$2,785,667
(Cost $2,785,695)
John Hancock Collateral Trust (W)	0.8690(Y)	278,422	2,785,667
		Par value	Value
Short-term investments 2.4%			$6,400,000
(Cost $6,400,000)
Repurchase agreement 2.4%			6,400,000
	Deutsche Bank Tri-Party Repurchase Agreement dated 2-27-15 at 0.080% to be repurchased at $6,400,043 on 3-2-15, collateralized by $6,110,787 Government National Mortgage Association, 4.000% due 2-20-45 (valued at $6,528,000, including interest)	6,400,000	6,400,000
Total investments (Cost $190,124,747)† 101.2%			$264,578,304
Other assets and liabilities, net (1.2%)			($3,266,139)
Total net assets 100.0%			$261,312,165

SEE NOTES TO FINANCIAL STATEMENTS15

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-15.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-15.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $190,577,536. Net unrealized appreciation aggregated $74,000,768 of which $78,037,944, related to appreciated investment securities and $4,037,176 related to depreciated investment securities.

16SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

Assets
Investments in unaffiliated issuers, at value (Cost $187,339,052) including ($2,726,960) of securities loaned	$261,792,637
Investments in affiliated issuers, at value (Cost $2,785,695)	2,785,667
Total investments, at value (Cost $190,124,747)	264,578,304
Cash	2,483
Receivable for fund shares sold	11,614
Dividends and interest receivable	164,534
Receivable for securities lending income	284
Other receivables and prepaid expenses	16,228
Total assets	264,773,447
Liabilities
Payable for investments purchased	594,341
Payable for fund shares repurchased	39,996
Payable upon return of securities loaned	2,785,700
Payable to affiliates
Accounting and legal services fees	4,779
Transfer agent fees	774
Other liabilities and accrued expenses	35,692
Total liabilities	3,461,282
Net assets	$261,312,165
Net assets consist of
Paid-in capital	$184,147,512
Accumulated distributions in excess of net investment income	(103,826)
Accumulated net realized gain (loss) on investments and foreign currency transactions	2,814,922
Net unrealized appreciation (depreciation) on investments	74,453,557
Net assets	$261,312,165

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($3,810,132 ÷ 191,296 shares)[1]	$19.92
Class I ($410,912 ÷ 20,624 shares)	$19.92
Class R6 ($103,454 ÷ 5,192 shares)	$19.93
Class NAV ($256,987,667 ÷ 12,900,177 shares)	$19.92
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$20.97

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

18SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the six months ended 2-28-15 (unaudited)

Investment income
Dividends	$1,838,776
Interest	3,569
Securities lending	1,097
Less foreign taxes withheld	(264)
Total investment income	1,843,178
Expenses
Investment management fees	1,302,601
Distribution and service fees	4,268
Accounting and legal services fees	14,410
Transfer agent fees	1,892
Trustees' fees	1,555
State registration fees	35,001
Printing and postage	668
Professional fees	25,237
Custodian fees	14,229
Registration and filing fees	39,220
Other	4,471
Total expenses	1,443,552
Less expense reductions	(44,039)
Net expenses	1,399,513
Net investment income	443,665
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	4,675,619
Investments in affiliated issuers	544
4,676,163
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	16,183,604
Investments in affiliated issuers	(839)
16,182,765
Net realized and unrealized gain	20,858,928
Increase in net assets from operations	$21,302,593

SEE NOTES TO FINANCIAL STATEMENTS19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$443,665	$1,042,759
Net realized gain	4,676,163	13,437,711
Change in net unrealized appreciation (depreciation)	16,182,765	9,800,123
Increase in net assets resulting from operations	21,302,593	24,280,593
Distributions to shareholders
From net investment income
Class A	(461)	—
Class I	(502)	—
Class R6	(541)	—
Class NAV	(1,325,506)	(333,052)
From net realized gain
Class A	(141,054)	—
Class I	(7,664)	—
Class R6	(4,778)	—
Class NAV	(11,697,683)	(16,952,094)
Total distributions	(13,178,189)	(17,285,146)
From fund share transactions	35,484,160	67,746,456
Total increase	43,608,564	74,741,903
Net assets
Beginning of period	217,703,601	142,961,698
End of period	$261,312,165	$217,703,601
Undistributed (accumulated distributions in excess of) net investment income	($103,826)	$779,519

20SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	2-28-15	[1]	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$19.30		$19.26
Net investment income (loss)[3]	(0.01)		0.04
Net realized and unrealized gain on investments	1.55		—
Total from investment operations	1.54		0.04
Less distributions
From net investment income	—	[4]	—
From net realized gain	(0.92)		—
Total distributions	(0.92)		—
Net asset value, end of period	$19.92		$19.30
Total return (%)[5,6]	8.12	[7]	0.21	[7]
Ratios and supplemental data
Net assets, end of period (in millions)	$4		$2
Ratios (as a percentage of average net assets):
Expenses before reductions	2.18	[8]	3.27	[8]
Expenses including reductions	1.60	[8]	1.60	[8]
Net investment income (loss)	(0.15	) [8]	0.34	[8]
Portfolio turnover (%)	12		20	[9]

1	Six months ended 2-28-15. Unaudited.
2	Period from 12-30-13 (inception date) to 8-31-14.
3	Based on average daily shares outstanding.
4	Less than $0.005 per share.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS21

Class I Shares Period ended	2-28-15	[1]	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$19.34		$19.26
Net investment income[3]	0.01		0.07
Net realized and unrealized gain (loss) on investments	1.55		0.01
Total from investment operations	1.56		0.08
Less distributions
From net investment income	(0.06)		—
From net realized gain	(0.92)		—
Total distributions	(0.98)		—
Net asset value, end of period	$19.92		$19.34
Total return (%)[4]	8.20	[5]	0.42	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	8.87	[7]	14.79	[7]
Expenses including reductions	1.30	[7]	1.30	[7]
Net investment income	0.06	[7]	0.56	[7]
Portfolio turnover (%)	12		20	[8]

1	Six months ended 2-28-15. Unaudited.
2	Period from 12-30-13 (inception date) to 8-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period 9-1-13 to 8-31-14.

22SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	2-28-15	[1]	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$19.36		$19.26
Net investment income[3]	0.04		0.08
Net realized and unrealized gain on investments	1.55		0.02
Total from investment operations	1.59		0.10
Less distributions
From net investment income	(0.10)		—
From net realized gain	(0.92)		—
Total distributions	(1.02)		—
Net asset value, end of period	$19.93		$19.36
Total return (%)[4]	8.38	[5]	0.52	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[6]	—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	18.65	[7]	20.70	[7]
Expenses including reductions	1.11	[7]	1.12	[7]
Net investment income	0.37	[7]	0.66	[7]
Portfolio turnover (%)	12		20	[8]

1	Six months ended 2-28-15. Unaudited.
2	Period from 12-30-13 (inception date) to 8-31-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS23

Class NAV Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	8-31-11	8-31-10
Per share operating performance
Net asset value, beginning of period	$19.35		$18.47	$16.57	$15.81	$13.72	$12.50
Net investment income[2]	0.03		0.11	0.09	0.17	0.10	0.07
Net realized and unrealized gain on investments	1.56		2.81	3.63	1.78	2.75	1.39
Total from investment operations	1.59		2.92	3.72	1.95	2.85	1.46
Less distributions
From net investment income	(0.10)		(0.04)	(0.22)	(0.06)	(0.10)	(0.06)
From net realized gain	(0.92)		(2.00)	(1.60)	(1.13)	(0.66)	(0.18)
Total distributions	(1.02)		(2.04)	(1.82)	(1.19)	(0.76)	(0.24)
Net asset value, end of period	$19.92		$19.35	$18.47	$16.57	$15.81	$13.72
Total return (%)[3]	8.38	[4]	15.88	24.20	12.84	20.54	11.72
Ratios and supplemental data
Net assets, end of period (in millions)	$257		$215	$143	$126	$149	$131
Ratios (as a percentage of average net assets):
Expenses before reductions	1.12	[5]	1.12	1.11	1.11	1.11	1.14
Expenses including reductions	1.11	[5]	1.12	1.11	1.11	1.11	1.14
Net investment income	0.36	[5]	0.59	0.51	1.05	0.61	0.51
Portfolio turnover (%)	12		20	19	18	16	22

1	Six months ended 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Not annualized.
5	Annualized.

24SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Small Cap Value Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Lifestyle II Portfolios, Retirement Choices, Retirement Living Portfolios and Retirement Living II Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as "funds of funds" that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, printing and postage and state registration fees for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

25

The following is a summary of the values by input classification of the fund's investments as of February 28, 2015, by major security category or type:

	Total market value at 2-28-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Consumer discretionary	$22,867,031	$22,867,031	—	—
Consumer staples	13,045,227	6,925,120	$6,120,107	—
Energy	15,478,337	15,478,337	—	—
Financials	51,066,457	51,066,457	—	—
Health care	34,733,246	34,733,246	—	—
Industrials	61,385,097	61,385,097	—	—
Information technology	30,417,040	30,417,040	—	—
Materials	18,294,588	18,294,588	—	—
Utilities	8,105,614	8,105,614	—	—
Securities lending collateral	2,785,667	2,785,667	—	—
Short-term investments	6,400,000	—	6,400,000	—
Total investments in securities	$264,578,304	$252,058,197	$12,520,107	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the portfolio, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

26

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Obligations to repay collateral received by the fund is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2015 were $227. For the six months ended February 28, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

27

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management contract with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 1.10% of the first $100 million of the fund's aggregate net assets and (b) 1.05% of the next $500 million of the fund's aggregate net assets and (c) 1.00% of the fund's aggregate net assets in excess of $600 million. Aggregate net assets generally include the net assets of the fund and other funds identified in the advisory agreement. The Advisor has a subadvisory agreement with Wellington Management Company, LLP. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has agreed to contractually waive and/or reimburse fund expense for Class A and Class I shares, to the extent that the expenses for each class exceed 1.60% and 1.30%, respectively, of the average daily net assets attributable to the classes. This limit excludes taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business. The fee waiver and/or reimbursement will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and the advisor based upon a determination of that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to waive and/or reimburse a portion of its management fee if certain expenses of the fund exceed 0.20% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, acquired fund fees, short dividend expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, advisory fees, Rule 12b-1 fees, transfer agent fees and service fees. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund. Prior to January 1, 2015, this voluntary waiver also excluded blue sky fees and printing and postage. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

For Class R6 shares, the Advisor has voluntarily agreed to waive and/or reimburse all class-specific expenses of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they

28

exceed 0.00% of average annual net assets. The agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

Accordingly, these expense reductions amounted to $8,179, $8,684, $8,750 and $18,426 for Class A, Class I, Class R6 and Class NAV shares, respectively, for the six months ended February 28, 2015.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2015 were equivalent to a net annual effective rate of 1.00% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rate of distribution and service fees under this arrangement, expressed as an annual percentage of average daily net assets of 0.30% for Class A shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $12,447 for the six months ended February 28, 2015. Of this amount, $2,064 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $10,355 was paid as sales commissions to broker-dealers and $28 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2015, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$4,268	$1,752	$8,659	$195
Class I	—	132	8,639	100

29

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class R6	—	8	8,639	95
Class NAV	—	—	—	—
Total	$4,268	$1,892	$25,937	$390

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to February 28, 2015, state registration fees and printing and postage amounted to $9,064 and $278, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2015 and for the year ended August 31, 2014 were as follows:

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	92,324	$1,791,666	128,204	$2,458,156
Distributions reinvested	7,031	136,460	—	—
Repurchased	(25,325)	(490,590)	(10,938)	(207,111)
Net increase	74,030	$1,437,536	117,266	$2,251,045
Class I shares[1]
Sold	12,273	$234,210	8,329	$160,000
Distributions reinvested	158	3,075	—	—
Repurchased	(136)	(2,667)	—	—
Net increase	12,295	$234,618	8,329	$160,000
Class R6 Shares[1,2]
Sold	—	—	5,192	$100,000
Net increase	—	—	5,192	$100,000
Class NAV shares
Sold	2,240,287	$43,033,160	3,057,523	$59,575,257
Distributions reinvested	671,298	13,023,189	901,677	17,285,146
Repurchased	(1,128,917)	(22,244,343)	(582,526)	(11,624,992)
Net increase	1,782,668	$33,812,006	3,376,674	$65,235,411
Total net increase	1,868,993	$35,484,160	3,507,461	$67,746,456

1 The inception date for Class A, Class I and Class R6 shares is 12-30-13.

2 There were no transactions in fund shares for the six months ended February 28, 2015.

Affiliates of the fund owned 3%, 25%, 100% and 100% of shares of beneficial interest of Class A, Class I, Class R6 and Class NAV, respectively, on February 28, 2015.

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $59,970,970 and $29,661,163, respectively, for the six months ended February 28, 2015.

30

Note 7 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2015, funds within the John Hancock group of funds complex held 98.3% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Lifestyle Growth Portfolio	32.9%
John Hancock Lifestyle Balanced Portfolio	26.7%
John Hancock Lifestyle Aggressive Portfolio	15.2%
John Hancock Lifestyle Moderate Portfolio	7.3%

31

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Wellington Management Company LLP

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

32

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF202368	439SA 2/15 4/15

John Hancock

Income Allocation Fund

Semiannual report 2/28/15

A message to shareholders

Dear fellow shareholder,

Strong economic growth in the United States set the global standard in 2014, and appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about sustained relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but note that opportunities are growing and could reward investors should recoveries in those markets begin in earnest.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. The European Central Bank announced dramatic monetary policy measures in January to promote economic activity in the region—similar to the monetary policy activity of the U.S. Federal Reserve (Fed) in recent years. One effect has been to push the value of the euro down relative to the U.S. dollar, which benefits European exporters by making their goods cheaper.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The Fed has signaled its intention to raise short-term interest rates at some point in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 28, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Income Allocation Fund

2	Portfolio summary
3	Your expenses
5	Fund's investments
26	Financial statements
30	Financial highlights
34	Notes to financial statements
44	Evaluation of advisory and subadvisory agreements
50	More information

1

Portfolio Summary

INVESTMENT OBJECTIVE

The fund seeks to provide a high level of current income with consideration for capital appreciation and preservation.

PORTFOLIO COMPOSITION AS OF 2/28/15 (%)

Affiliated investment companies	43.4
Equity	14.1
Fixed income	27.2
Alternative and specialty	2.1
U.S. Government and Agency obligations	14.1
Corporate bonds	14.0
Unaffiliated investment companies	12.0
Foreign government obligations	4.7
Term loans	2.5
Asset backed securities	2.2
Preferred securities	2.1
Collateralized mortgage obligations	1.7
Common stocks	0.8
Capital preferred securities	0.5
Convertible bonds	0.3
Purchased options	0.1
Municipal bonds	0.1
Short-term investments and other	1.5

As a percentage of net assets.

A note about risks

The fund's performance depends on the advisor's skill in determining asset class allocations, the mix of underlying funds, and the performance of those underlying funds. Owning an ETF generally reflects the risks of owning the underlying securities it is designated to track. An ETF has its own fees and expenses, which are indirectly borne by the fund. The portfolio is subject to the same risks as the underlying funds and ETFs in which it invests: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small companies are subject to higher volatility than those of larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Certain market conditions, including reduced trading volume, heightened volatility, and rising interest rates, may impair liquidity, the ability of the fund to sell securities or close derivative positions at advantageous prices. Investments in higher-yielding, lower-rated securities include a higher risk of default.Investments in a non-diversified fund may magnify the fund's losses from adverse events affecting a particular issuer. The value of a company's equity securities is subject to change in the company's financial condition and overall market and economic conditions.A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time a fund invests in risk arbitrage securities may not be completed on the terms contemplated, resulting in losses to the fund. The market price of commodity investments may be volatile due to fluctuating demand, supply disruption, speculation, and other factors. Please see the fund's prospectuses for additional risks.

2

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on November 14, 2014, with the same investment held until February 28, 2015.

	Account value on 11-14-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio[3]
Class A	$1,000.00	$1,015.60	$2.49	0.85%
Class C	1,000.00	1,013.90	4.53	1.55%
Class I	1,000.00	1,017.50	1.55	0.53%
Class R6	1,000.00	1,017.80	1.26	0.43%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

3

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[2]	Annualized expense ratio[3]
Class A	$1,000.00	$1,020.60	$4.26	0.85%
Class C	1,000.00	1,017.10	7.75	1.55%
Class I	1,000.00	1,022.20	2.66	0.53%
Class R6	1,000.00	1,022.70	2.16	0.43%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Period from 11-14-14 (commencement of operations) to 2-28-15. Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 106/365 (to reflect the period).
2	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3	The fund's expenses ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held the fund was 0.10%-0.99% for the period ended 2-28-15.

4

Fund's investments

As of 2-28-15 (unaudited)
			Shares	Value
Affiliated investment companies (G) 43.4%				$44,244,434
(Cost $45,140,512)
Equity 14.1%				14,414,914
Global Equity, Class NAV (John Hancock) (A)(1)			283,231	3,090,055
Global Shareholder Yield, Class NAV (Epoch)			958,110	11,324,859
Fixed income 27.2%				27,725,434
Core High Yield, Class NAV (John Hancock) (A)(2)			289,594	3,029,149
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)			426,639	4,031,743
Floating Rate Income, Class NAV (WAMCO)			446,845	4,026,073
Global Bond, Class NAV (PIMCO)			165,546	2,013,037
Global Income, Class NAV (Stone Harbor)			208,684	2,017,973
High Yield, Class NAV (WAMCO)			458,598	4,026,490
Investment Quality Bond, Class NAV (Wellington)			162,535	2,033,319
Short Duration Credit Opportunities, Class NAV (Stone Harbor)			352,281	3,522,814
U.S. High Yield Bond, Class NAV (Wells Capital)			256,995	3,024,836
Alternative and specialty 2.1%				2,104,086
Global Real Estate, Class NAV (Deutsche)			216,025	2,104,086
Unaffiliated investment companies 12.0%				$12,248,269
(Cost $11,987,969)
Exchange-traded funds 12.0%				12,248,269
iShares US Preferred Stock ETF			50,160	2,014,426
SPDR S&P International Dividend ETF			46,484	2,057,382
Vanguard Extended Duration Treasury ETF			16,350	2,104,082
Vanguard High Dividend Yield ETF			86,699	6,072,379
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 14.0%				$14,271,770
(Cost $14,190,011)
Consumer discretionary 2.5%				2,492,468
Auto components 0.3%
American Axle & Manufacturing, Inc.	6.625	10-15-22	60,000	65,250
Dana Holding Corp.	6.000	09-15-23	25,000	26,563
Delphi Corp.	5.000	02-15-23	75,000	80,719
Johnson Controls, Inc.	5.500	01-15-16	19,000	19,779
Stackpole International Intermediate Company SA (S)	7.750	10-15-21	25,000	25,125
The Goodyear Tire & Rubber Company	7.000	05-15-22	100,000	110,500
Automobiles 0.4%
Ford Motor Company	4.750	01-15-43	10,000	11,020
Ford Motor Credit Company LLC	5.875	08-02-21	150,000	177,153
General Motors Company	4.875	10-02-23	30,000	32,687
General Motors Financial Company, Inc.	4.000	01-15-25	45,000	46,160

SEE NOTES TO FINANCIAL STATEMENTS5

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Automobiles (continued)
General Motors Financial Company, Inc.	4.375	09-25-21	55,000	$58,438
Volkswagen International Finance NV (S)	1.150	11-20-15	20,000	20,082
Volkswagen International Finance NV (S)	1.625	03-22-15	30,000	30,019
Distributors 0.1%
Ferrellgas LP	6.750	01-15-22	55,000	55,550
Hotels, restaurants and leisure 0.0%
MGM Resorts International	6.000	03-15-23	35,000	36,400
Household durables 0.0%
DR Horton, Inc.	4.000	02-15-20	10,000	10,100
Internet and catalog retail 0.2%
Amazon.com, Inc.	4.950	12-05-44	40,000	43,013
QVC, Inc.	4.375	03-15-23	40,000	40,572
QVC, Inc.	4.450	02-15-25	70,000	70,721
QVC, Inc.	5.450	08-15-34	25,000	24,793
QVC, Inc.	5.950	03-15-43	50,000	52,534
Media 0.9%
21st Century Fox America, Inc.	6.150	03-01-37	15,000	19,326
21st Century Fox America, Inc.	6.200	12-15-34	30,000	38,767
21st Century Fox America, Inc.	6.400	12-15-35	20,000	26,560
AMC Entertainment, Inc.	5.875	02-15-22	30,000	31,125
Cablevision Systems Corp.	8.000	04-15-20	45,000	51,244
CBS Corp.	3.500	01-15-25	80,000	80,526
CCO Holdings LLC	5.750	01-15-24	75,000	77,344
CCO Holdings LLC	7.000	01-15-19	60,000	62,400
Cox Communications, Inc.	5.500	10-01-15	25,000	25,690
DISH DBS Corp.	5.000	03-15-23	55,000	52,903
DISH DBS Corp.	7.875	09-01-19	95,000	106,994
Lamar Media Corp.	5.000	05-01-23	55,000	56,238
Outfront Media Capital LLC	5.625	02-15-24	65,000	69,306
Sirius XM Radio, Inc. (S)	4.625	05-15-23	60,000	58,800
Sirius XM Radio, Inc. (S)	5.250	08-15-22	60,000	63,900
Sirius XM Radio, Inc. (S)	5.875	10-01-20	60,000	63,188
Univision Communications, Inc. (S)	6.750	09-15-22	50,000	54,313
Multiline retail 0.1%
Family Tree Escrow LLC (S)	5.750	03-01-23	70,000	73,675
Specialty retail 0.4%
AutoNation, Inc.	5.500	02-01-20	50,000	54,500
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10-15-19	40,000	37,500
L Brands, Inc.	5.625	10-15-23	80,000	88,800
L Brands, Inc.	6.625	04-01-21	50,000	57,375
The Home Depot, Inc.	5.400	03-01-16	62,000	65,003
The Men's Wearhouse, Inc. (S)	7.000	07-01-22	70,000	73,675

6SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Consumer discretionary (continued)
Textiles, apparel and luxury goods 0.1%
PVH Corp.	4.500	12-15-22		65,000	$66,138
Consumer staples 0.9%					929,544
Beverages 0.3%
Anheuser-Busch InBev Worldwide, Inc.	9.750	11-17-15	BRL	110,000	38,188
Constellation Brands, Inc.	3.750	05-01-21		55,000	56,031
Constellation Brands, Inc.	4.750	11-15-24		25,000	26,750
Cott Beverages, Inc. (S)	5.375	07-01-22		65,000	59,963
Heineken NV (S)	0.800	10-01-15		40,000	40,050
PepsiCo, Inc.	2.500	05-10-16		22,000	22,480
The Coca-Cola Company	1.800	09-01-16		60,000	61,080
Food products 0.4%
B&G Foods, Inc.	4.625	06-01-21		90,000	90,000
HJ Heinz Company	4.250	10-15-20		85,000	86,169
HJ Heinz Company (S)	4.875	02-15-25		70,000	70,350
Post Holdings, Inc. (S)	6.750	12-01-21		75,000	76,688
TreeHouse Foods, Inc.	4.875	03-15-22		60,000	61,800
Tyson Foods, Inc.	3.950	08-15-24		25,000	26,435
Tyson Foods, Inc.	6.600	04-01-16		25,000	26,464
Household products 0.1%
HRG Group, Inc.	7.875	07-15-19		30,000	32,059
Kimberly-Clark Corp. (S)	4.279	12-21-15		70,000	72,137
Personal products 0.0%
Prestige Brands, Inc. (S)	5.375	12-15-21		20,000	20,275
Revlon Consumer Products Corp.	5.750	02-15-21		20,000	20,500
Tobacco 0.1%
Alliance One International, Inc.	9.875	07-15-21		50,000	42,125
Energy 0.8%					826,202
Energy equipment and services 0.1%
TerraForm Power Operating LLC (S)	5.875	02-01-23		59,000	61,348
Oil, gas and consumable fuels 0.7%
California Resources Corp. (S)	6.000	11-15-24		40,000	35,575
Chesapeake Energy Corp.	5.750	03-15-23		35,000	36,531
Cimarex Energy Company	4.375	06-01-24		40,000	39,400
Continental Resources, Inc.	5.000	09-15-22		60,000	59,400
DCP Midstream LLC (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (S)	5.850	05-21-43		55,000	44,138
Ecopetrol SA	5.875	09-18-23		60,000	64,710
Energy Transfer Partners LP	5.200	02-01-22		50,000	55,044
Enterprise Products Operating LLC (8.375% to 8-1-16, then 3 month LIBOR + 3.708%)	8.375	08-01-66		50,000	52,955
Halcon Resources Corp.	8.875	05-15-21		20,000	15,200

SEE NOTES TO FINANCIAL STATEMENTS7

	Rate (%)	Maturity date	Par value^		Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Kerr-McGee Corp.	6.950	07-01-24		30,000	$37,577
Kinder Morgan, Inc.	4.300	06-01-25		25,000	26,117
MarkWest Energy Partners LP	4.875	12-01-24		10,000	10,275
MarkWest Energy Partners LP	6.500	08-15-21		25,000	26,500
MPLX LP	4.000	02-15-25		10,000	10,146
Petroleos Mexicanos	4.875	01-24-22		25,000	26,563
Plains All American Pipeline LP	3.600	11-01-24		25,000	25,654
Regency Energy Partners LP	5.000	10-01-22		10,000	10,600
Regency Energy Partners LP	5.500	04-15-23		40,000	41,800
Regency Energy Partners LP	5.875	03-01-22		10,000	10,925
The Williams Companies, Inc.	4.550	06-24-24		65,000	63,506
Williams Partners LP	4.875	05-15-23		15,000	15,450
Williams Partners LP	4.875	03-15-24		55,000	56,788
Financials 5.3%					5,437,280
Banks 2.9%
Asian Development Bank	5.000	03-09-22	AUD	65,000	58,098
Bank of America Corp. (P)	1.001	09-15-26		120,000	108,034
Bank of America Corp.	3.300	01-11-23		20,000	20,278
Bank of America Corp.	4.200	08-26-24		50,000	51,784
Bank of America Corp.	4.250	10-22-26		20,000	20,462
Bank of America Corp.	5.000	05-13-21		50,000	56,142
Bank of America Corp.	6.875	04-25-18		50,000	57,298
Bank of America Corp. (6.250% to 9-5-24, then 3 month LIBOR + 3.705%) (Q)	6.250	09-05-24		40,000	41,150
Bank of America Corp. (8.000% to 1-30-18, then 3 month LIBOR + 3.630%) (Q)	8.000	01-30-18		35,000	37,356
Bank of Montreal	0.800	11-06-15		40,000	40,091
Canadian Imperial Bank of Commerce	0.900	10-01-15		33,000	33,092
Canadian Imperial Bank of Commerce	2.350	12-11-15		55,000	55,797
Citigroup, Inc. (5.900% to 2-15-23, then 3 month LIBOR + 4.230%) (Q)	5.900	02-15-23		65,000	65,244
Citigroup, Inc. (5.950% to 1-30-23, then 3 month LIBOR + 4.069%) (Q)	5.950	01-30-23		65,000	65,813
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (Q)	5.100	06-30-23		90,000	85,005
First Niagara Financial Group, Inc.	7.250	12-15-21		75,000	83,749
HBOS PLC (S)	6.000	11-01-33		30,000	35,140
Heartland Financial USA, Inc. (S)	5.750	12-30-24		20,000	20,100
HSBC Finance Corp.	5.000	06-30-15		20,000	20,287
Inter-American Development Bank	6.500	08-20-19	AUD	55,000	50,378
International Bank for Reconstruction & Development	2.125	05-29-17	NOK	570,000	76,222
International Bank for Reconstruction & Development	4.500	08-16-16	NZD	100,000	76,508
International Bank for Reconstruction & Development	4.625	02-26-19	NZD	70,000	54,530

8SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Banks (continued)
International Bank for Reconstruction & Development	4.625	10-06-21	NZD	70,000	$55,009
International Finance Corp.	3.250	07-22-19	AUD	25,000	20,211
JPMorgan Chase & Co.	4.250	11-02-18	NZD	140,000	105,961
JPMorgan Chase & Co.	4.625	05-10-21		70,000	77,787
JPMorgan Chase & Co. (5.000% to 7-1-19, then 3 month LIBOR + 3.320%) (Q)	5.000	07-01-19		40,000	39,350
JPMorgan Chase & Co. (5.150% to 5-1-23, then 3 month LIBOR + 3.250%) (Q)	5.150	05-01-23		30,000	29,400
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)	6.750	02-01-24		60,000	64,781
JPMorgan Chase & Co. (7.900% to 4-30-18, then 3 month LIBOR + 3.470%) (Q)	7.900	04-30-18		35,000	37,778
KFW	5.750	05-13-15	AUD	120,000	94,369
KFW	6.000	08-20-20	AUD	110,000	101,029
Manufacturers & Traders Trust Company (5.629% to 12-1-16, then 3 month LIBOR + 6.400%)	5.629	12-01-21		35,000	36,444
National Australia Bank, Ltd. (S)	2.750	09-28-15		20,000	20,245
National Australia Bank, Ltd.	6.000	02-15-17	AUD	115,000	95,825
PNC Funding Corp.	4.250	09-21-15		105,000	107,051
Rabobank Nederland NV	3.875	02-08-22		75,000	80,931
Rabobank Nederland NV (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (Q)(S)	11.000	06-30-19		75,000	97,055
Royal Bank of Canada (P)	0.605	03-08-16		39,000	39,130
Royal Bank of Canada	2.625	12-15-15		60,000	61,016
Skandinaviska Enskilda Banken AB	0.575	01-04-16		40,000	40,045
Synovus Financial Corp.	5.125	06-15-17		65,000	66,300
The Bank of Nova Scotia	0.535	12-31-15		45,000	45,047
The Bank of Nova Scotia (P)	0.773	07-15-16		30,000	30,147
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (Q)	4.850	06-01-23		30,000	29,175
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (Q)	6.750	08-01-21		40,000	44,280
The Toronto-Dominion Bank (P)	0.424	07-13-16		25,000	24,996
Wells Fargo & Company (5.875% to 06-15-2025, then 3 month LIBOR + 3.990%) (Q)	5.875	06-15-25		25,000	26,313
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)	5.900	06-15-24		55,000	57,320
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR + 3.770%) (Q)	7.980	03-15-18		60,000	65,550
Westpac Banking Corp.	3.000	12-09-15		75,000	76,405
Westpac Banking Corp.	5.000	10-21-19	GBP	50,000	88,068
Capital markets 0.6%
Ares Capital Corp.	3.875	01-15-20		35,000	35,152
FS Investment Corp.	4.000	07-15-19		35,000	34,878

SEE NOTES TO FINANCIAL STATEMENTS9

	Rate (%)	Maturity date	Par value^		Value
Financials (continued)
Capital markets (continued)
Jefferies Group LLC	6.875	04-15-21		50,000	$56,583
Morgan Stanley	4.100	05-22-23		105,000	108,481
Morgan Stanley	4.300	01-27-45		15,000	15,409
Morgan Stanley	5.550	04-27-17		20,000	21,658
Morgan Stanley	7.300	05-13-19		75,000	89,575
Stifel Financial Corp.	4.250	07-18-24		135,000	138,258
The Goldman Sachs Group, Inc.	5.250	07-27-21		100,000	113,516
The Goldman Sachs Group, Inc.	5.750	01-24-22		25,000	29,234
Consumer finance 0.2%
American Express Company	3.625	12-05-24		20,000	20,444
Capital One Financial Corp.	2.450	04-24-19		35,000	35,374
Credit Acceptance Corp.	6.125	02-15-21		30,000	29,700
Discover Financial Services	3.950	11-06-24		30,000	30,583
Discover Financial Services	5.200	04-27-22		35,000	38,701
Enova International, Inc. (S)	9.750	06-01-21		30,000	28,988
OneMain Financial Holdings, Inc. (S)	6.750	12-15-19		35,000	36,925
Springleaf Finance Corp.	5.250	12-15-19		30,000	30,600
Diversified financial services 0.4%
Argos Merger Sub, Inc. (S)	7.125	03-15-23		10,000	10,350
General Electric Capital Australia Funding Pty, Ltd.	7.000	10-08-15	AUD	120,000	96,201
General Electric Capital Corp.	4.375	09-16-20		20,000	22,213
General Electric Capital Corp.	5.550	05-04-20		35,000	40,914
General Electric Capital Corp. (7.125% until 6-15-22, then 3 month LIBOR + 5.296%) (Q)	7.125	06-15-22		115,000	135,413
Leucadia National Corp.	5.500	10-18-23		45,000	46,401
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53		53,000	54,988
Insurance 0.6%
American International Group, Inc.	4.125	02-15-24		30,000	32,694
American International Group, Inc. (8.175% to 5-15-38, then 3 month LIBOR + 4.195%)	8.175	05-15-58		140,000	193,900
Assured Guaranty US Holdings, Inc.	5.000	07-01-24		40,000	43,040
MetLife, Inc.	6.400	12-15-36		75,000	87,750
Prudential Financial, Inc. (5.875% to 9-1-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42		67,000	72,199
Teachers Insurance & Annuity Association of America (S)	6.850	12-16-39		40,000	55,916
The Hartford Financial Services Group, Inc.	4.000	03-30-15		125,000	125,317
Real estate investment trusts 0.5%
American Tower Corp.	7.000	10-15-17		50,000	56,394
Corrections Corp. of America	4.125	04-01-20		55,000	55,550
Crown Castle Towers LLC (S)	6.113	01-15-20		100,000	114,961
Education Realty Operating Partnership LP	4.600	12-01-24		20,000	20,861
HCP, Inc.	7.072	06-08-15		105,000	106,700

10SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Real estate investment trusts (continued)
Host Hotels & Resorts LP	5.250	03-15-22	40,000	$44,095
Iron Mountain, Inc.	5.750	08-15-24	35,000	35,438
Ventas Realty LP	3.750	05-01-24	15,000	15,396
Ventas Realty LP	4.750	06-01-21	45,000	49,204
Real estate management and development 0.1%
CBRE Services, Inc.	5.000	03-15-23	55,000	57,750
Health care 1.4%				1,469,805
Health care equipment and supplies 0.0%
Medtronic, Inc. (S)	4.625	03-15-45	30,000	33,945
Health care providers and services 0.9%
Community Health Systems, Inc.	6.875	02-01-22	80,000	85,200
Community Health Systems, Inc.	8.000	11-15-19	50,000	53,563
Covenant Surgical Partners, Inc. (S)	8.750	08-01-19	13,000	13,049
Express Scripts Holding Company	3.500	06-15-24	40,000	40,906
HCA Holdings, Inc.	6.250	02-15-21	80,000	87,600
HCA, Inc.	5.000	03-15-24	85,000	91,800
HCA, Inc.	5.250	04-15-25	50,000	54,938
HCA, Inc.	7.500	02-15-22	85,000	100,300
HCA, Inc.	8.000	10-01-18	65,000	75,888
LifePoint Hospitals, Inc.	5.500	12-01-21	95,000	100,938
Quest Diagnostics, Inc.	4.250	04-01-24	30,000	31,933
Select Medical Corp.	6.375	06-01-21	25,000	25,125
Tenet Healthcare Corp.	4.375	10-01-21	100,000	100,125
UnitedHealth Group, Inc.	0.850	10-15-15	15,000	15,042
WellCare Health Plans, Inc.	5.750	11-15-20	25,000	26,250
Pharmaceuticals 0.5%
AbbVie, Inc. (P)	1.015	11-06-15	30,000	30,105
AbbVie, Inc.	1.200	11-06-15	30,000	30,086
Endo Finance LLC (S)	7.250	01-15-22	80,000	85,900
Forest Laboratories, Inc. (S)	4.875	02-15-21	80,000	87,144
Forest Laboratories, Inc. (S)	5.000	12-15-21	80,000	87,852
Mallinckrodt International Finance SA (S)	5.750	08-01-22	25,000	26,438
Merck & Company, Inc. (P)	0.446	05-18-16	25,000	25,040
Valeant Pharmaceuticals International, Inc. (S)	5.500	03-01-23	40,000	40,250
Valeant Pharmaceuticals International, Inc. (S)	5.625	12-01-21	15,000	15,263
Valeant Pharmaceuticals International, Inc. (S)	7.000	10-01-20	100,000	105,125
Industrials 0.7%				749,130
Aerospace and defense 0.1%
Huntington Ingalls Industries, Inc. (S)	5.000	12-15-21	10,000	10,488
Lockheed Martin Corp.	2.900	03-01-25	44,000	44,339

SEE NOTES TO FINANCIAL STATEMENTS11

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000	02-15-67	75,000	$66,938
Textron, Inc.	3.875	03-01-25	15,000	15,463
Textron, Inc.	7.250	10-01-19	20,000	23,775
Airlines 0.2%
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01-31-18	42,391	45,676
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01-02-23	37,039	42,780
United Airlines 2014-2 Class A Pass Through Trust	3.750	09-03-26	30,000	31,125
US Airways 2010-1 Class A Pass Through Trust	6.250	04-22-23	30,962	35,296
US Airways 2012-1 Class B Pass Through Trust	8.000	10-01-19	49,250	55,653
Building products 0.1%
Masco Corp.	7.125	03-15-20	20,000	23,382
Owens Corning	4.200	12-15-22	35,000	36,753
Commercial services and supplies 0.0%
Ahern Rentals, Inc. (S)	9.500	06-15-18	20,000	20,750
Construction and engineering 0.1%
AECOM (S)	5.750	10-15-22	55,000	57,613
Machinery 0.0%
Trinity Industries, Inc.	4.550	10-01-24	35,000	34,760
Road and rail 0.1%
Norfolk Southern Corp.	5.750	01-15-16	15,000	15,657
Penske Truck Leasing Company LP (S)	3.375	02-01-22	50,000	49,851
Trading companies and distributors 0.1%
Air Lease Corp.	3.375	01-15-19	35,000	35,700
Air Lease Corp.	3.875	04-01-21	15,000	15,450
Air Lease Corp.	4.750	03-01-20	20,000	21,550
Air Lease Corp.	5.625	04-01-17	10,000	10,700
Aircastle, Ltd.	5.500	02-15-22	15,000	16,088
Aircastle, Ltd.	6.250	12-01-19	15,000	16,593
International Lease Finance Corp. (S)	7.125	09-01-18	20,000	22,750
Information technology 0.4%				420,180
Electronic equipment, instruments and components 0.1%
Zebra Technologies Corp. (S)	7.250	10-15-22	90,000	97,200
IT services 0.0%
IBM Corp. (P)	0.325	02-05-16	25,000	25,012
Semiconductors and semiconductor equipment 0.1%
Micron Technology, Inc. (S)	5.250	08-01-23	55,000	56,375
Micron Technology, Inc.	5.875	02-15-22	85,000	89,781
Technology hardware, storage and peripherals 0.2%
Apple, Inc.	0.450	05-03-16	25,000	25,015
Hewlett-Packard Company	2.125	09-13-15	55,000	55,390

12SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Hewlett-Packard Company	2.650	06-01-16	70,000	$71,407
Materials 0.7%				665,847
Chemicals 0.2%
Aruba Investments, Inc. (S)	8.750	02-15-23	10,000	10,125
NOVA Chemicals Corp. (S)	5.000	05-01-25	45,000	47,531
PSPC Escrow Corp. (S)	6.500	02-01-22	60,000	63,225
Rockwood Specialties Group, Inc.	4.625	10-15-20	40,000	41,570
W.R. Grace & Co-Conn (S)	5.125	10-01-21	55,000	56,925
Containers and packaging 0.3%
Ball Corp.	4.000	11-15-23	80,000	78,600
Crown Americas LLC	4.500	01-15-23	65,000	66,463
Sealed Air Corp. (S)	6.500	12-01-20	80,000	90,616
Metals and mining 0.2%
Alcoa, Inc.	5.125	10-01-24	40,000	43,510
ArcelorMittal	7.500	03-01-41	50,000	52,625
FMG Resources August 2006 Pty, Ltd. (S)	6.875	04-01-22	40,000	33,450
Glencore Funding LLC (S)	4.125	05-30-23	40,000	40,941
Rio Tinto Finance USA, Ltd.	7.125	07-15-28	30,000	40,266
Telecommunication services 0.6%				583,949
Diversified telecommunication services 0.5%
AT&T, Inc.	0.800	12-01-15	18,000	18,006
CenturyLink, Inc.	5.800	03-15-22	35,000	37,188
CenturyLink, Inc.	7.600	09-15-39	25,000	25,500
Frontier Communications Corp.	7.125	01-15-23	60,000	62,625
T-Mobile USA, Inc.	6.125	01-15-22	85,000	89,463
T-Mobile USA, Inc.	6.836	04-28-23	50,000	53,250
Verizon Communications, Inc. (P)(S)	0.435	03-06-15	50,000	50,000
Verizon Communications, Inc.	4.400	11-01-34	20,000	20,477
Verizon Communications, Inc. (S)	5.012	08-21-54	20,000	20,894
Verizon Communications, Inc.	5.150	09-15-23	45,000	51,617
Verizon Communications, Inc.	6.550	09-15-43	20,000	26,317
Wireless telecommunication services 0.1%
Rogers Communications, Inc.	6.750	03-15-15	20,000	20,052
SBA Tower Trust (S)	5.101	04-17-17	75,000	78,548
Vodafone Group PLC (P)	0.641	02-19-16	30,000	30,012
Utilities 0.7%				697,365
Electric utilities 0.2%
LG&E and KU Energy LLC	2.125	11-15-15	105,000	105,849
NRG Yield Operating LLC (S)	5.375	08-15-24	35,000	36,925
RJS Power Holdings LLC (S)	5.125	07-15-19	85,000	83,725

SEE NOTES TO FINANCIAL STATEMENTS13

	Rate (%)	Maturity date	Par value^		Value
Utilities (continued)
Independent power and renewable electricity producers 0.3%
Calpine Corp.	5.750	01-15-25		95,000	$96,900
Calpine Corp. (S)	6.000	01-15-22		60,000	65,430
Dynegy Finance I, Inc. (S)	7.375	11-01-22		30,000	31,763
Dynegy Finance I, Inc. (S)	7.625	11-01-24		40,000	42,450
Multi-utilities 0.2%
Dominion Resources, Inc.	2.250	09-01-15		105,000	105,757
NiSource Finance Corp.	5.650	02-01-45		50,000	63,576
Pacific Gas & Electric Company (P)	0.458	05-11-15		65,000	64,990
U.S. Government and Agency obligations 14.1%					$14,408,628
(Cost $14,316,860)
U.S. Government 9.8%					10,043,891
U.S. Treasury
Bond	3.000	11-15-44	770,000		835,149
Bond	3.125	02-15-42	500,000		553,203
Inflation Indexed Note	0.250	01-15-25	109,074		109,858
Note	0.875	11-15-17	6,105,000		6,094,506
Note	1.500	11-30-19	1,400,000		1,401,093
Note	2.000	02-15-25	1,050,000		1,050,082
U.S. Government Agency 4.3%					4,364,737
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.500	04-01-44	598,864		631,474
30 Yr Pass Thru	5.500	12-01-38	330,446		369,902
Federal National Mortgage Association
15 Yr Pass Thru	2.500	06-01-27	422,122		434,225
30 Yr Pass Thru	3.000	08-01-42	305,554		313,790
30 Yr Pass Thru	4.000	07-01-42	944,458		1,020,273
30 Yr Pass Thru	4.500	05-01-42	855,500		936,888
30 Yr Pass Thru	5.000	07-01-42	591,790		658,185
Foreign government obligations 4.7%					$4,810,243
(Cost $5,071,733)
Australia 0.6%					652,626
New South Wales Treasury Corp. Bond	6.000	05-01-20	AUD	220,000	202,659
Queensland Treasury Corp.
Bond (S)	4.000	06-21-19	AUD	180,000	150,248
Bond	6.000	10-21-15	AUD	130,000	104,053
Bond	6.000	04-21-16	AUD	240,000	195,666
Canada 0.4%					390,056
Government of Canada
Bond	1.250	02-01-16	CAD	310,000	249,572
Bond	1.250	03-01-18	CAD	60,000	49,131

14SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^		Value
Canada (continued)
Province of Ontario Bond	6.250	06-16-15	NZD	120,000	$91,353
Mexico 0.4%					439,969
Government of Mexico
Bond	4.750	06-14-18	MXN	1,890,000	126,870
Bond	5.000	06-15-17	MXN	2,420,000	165,292
Bond	8.000	12-07-23	MXN	1,900,000	147,807
New Zealand 0.8%					856,155
Dominion of New Zealand
Bond	5.000	03-15-19	NZD	290,000	234,167
Bond	6.000	04-15-15	NZD	135,000	102,427
Bond	6.000	12-15-17	NZD	305,000	247,822
Bond	6.000	05-15-21	NZD	275,000	239,679
New Zealand Local Government Funding Agency Bond	6.000	12-15-17	NZD	40,000	32,060
Norway 0.3%					304,313
Government of Norway
Bond	4.500	05-22-19	NOK	1,095,000	164,306
Bond	5.000	05-15-15	NOK	1,065,000	140,007
Philippines 0.5%					464,351
Republic of Philippines Bond	6.500	04-28-21	PHP	17,500,000	464,351
Singapore 0.5%					517,135
Republic of Singapore Bond	2.875	07-01-15	SGD	700,000	517,135
South Korea 0.5%					464,142
Republic of Korea Bond	3.500	03-10-17	KRW	495,000,000	464,142
Sweden 0.4%					445,489
Kingdom of Sweden
Bond	1.500	11-13-23	SEK	430,000	55,482
Bond	3.000	07-12-16	SEK	990,000	123,792
Bond	3.750	08-12-17	SEK	1,020,000	134,052
Bond	5.000	12-01-20	SEK	865,000	132,163
Thailand 0.3%					276,007
Kingdom of Thailand Bond	3.250	06-16-17	THB	8,700,000	276,007

SEE NOTES TO FINANCIAL STATEMENTS15

	Rate (%)	Maturity date	Par value^	Value
Capital preferred securities 0.5%				$467,191
(Cost $460,692)
Financials 0.5%				467,191
Banks 0.4%
BAC Capital Trust XIV, Series G (P)(Q)	4.000	03-23-15	115,000	92,000
JPMorgan Chase Capital XXIII (P)	1.257	05-15-47	55,000	43,175
USB Capital IX (P)(Q)	3.500	04-06-15	95,000	80,047
Wachovia Capital Trust III (P)(Q)	5.569	04-06-15	135,000	134,156
Capital markets 0.1%
Goldman Sachs Capital II (P)(Q)	4.000	04-06-15	50,000	39,188
State Street Capital Trust IV (P)	1.240	06-15-37	50,000	42,000
Insurance 0.0%
MetLife Capital Trust X (S)	9.250	04-08-38	25,000	36,625
Convertible bonds 0.3%				$352,172
(Cost $341,351)
Consumer staples 0.0%				50,887
Tobacco 0.0%
Vector Group, Ltd. (P)	2.500	01-15-19	35,000	50,887
Financials 0.1%				63,788
Thrifts and mortgage finance 0.1%
MGIC Investment Corp.	2.000	04-01-20	45,000	63,788
Health care 0.1%				122,494
Health care providers and services 0.1%
Anthem, Inc.	2.750	10-15-42	50,000	98,281
HealthSouth Corp.	2.000	12-01-43	20,000	24,213
Industrials 0.1%				65,447
Trading companies and distributors 0.1%
Air Lease Corp.	3.875	12-01-18	45,000	65,447
Information technology 0.0%				49,556
Semiconductors and semiconductor equipment 0.0%
Intel Corp.	3.250	08-01-39	30,000	49,556
Municipal bonds 0.1%				$50,077
(Cost $49,960)
State of Hawaii Department of Business Economic Development & Tourism	1.467	07-01-22	50,000	50,077
Term loans (M) 2.5%				$2,524,126
(Cost $2,526,294)
Consumer discretionary 0.6%				646,341
Automobiles 0.1%
FCA US LLC	3.250	12-31-18	84,786	84,553

16SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 0.1%
Four Seasons Holdings, Inc.	3.500	06-27-20	89,773	$89,324
Hilton Worldwide Finance LLC	3.500	10-26-20	62,500	62,393
Media 0.2%
CCO Safari LLC	4.250	09-12-21	85,000	85,555
Univision Communications, Inc.	4.000	03-01-20	89,765	89,477
Virgin Media Investment Holdings, Ltd.	3.500	06-07-20	55,000	54,863
Multiline retail 0.1%
Hudson's Bay Company	4.750	11-04-20	31,622	31,716
Lands' End, Inc.	4.250	04-04-21	60,711	58,181
Specialty retail 0.1%
The Men's Wearhouse, Inc.	4.500	06-18-21	89,774	90,279
Consumer staples 0.2%				219,043
Food and staples retailing 0.1%
Aramark Services, Inc.	3.250	02-24-21	54,862	54,536
SUPERVALU, Inc.	4.500	03-21-19	54,907	54,952
Food products 0.1%
HJ Heinz Company	3.500	06-05-20	109,464	109,555
Financials 0.3%				355,121
Capital markets 0.1%
La Quinta Intermediate Holdings LLC	4.000	04-14-21	83,039	82,884
Insurance 0.1%
HUB International, Ltd.	4.250	10-02-20	109,724	108,352
Real estate investment trusts 0.1%
Crown Castle Operating Company	3.000	01-31-21	164,584	163,885
Health care 0.6%				601,998
Health care equipment and supplies 0.1%
Biomet, Inc.	3.671	07-25-17	90,000	89,875
Health care providers and services 0.1%
Catalent Pharma Solutions, Inc.	4.250	05-20-21	54,862	54,960
Community Health Systems, Inc.	4.250	01-27-21	84,786	84,974
Pharmaceuticals 0.4%
Endo Luxembourg Finance I Company Sarl	3.250	03-01-21	89,774	89,578
Grifols Worldwide Operations USA, Inc.	3.172	02-27-21	89,774	89,560
Mallinckrodt International Finance SA	3.250	03-19-21	194,510	193,051
Industrials 0.2%				174,698
Airlines 0.1%
Delta Air Lines, Inc.	3.250	04-20-17	64,832	64,781
US Airways, Inc.	3.500	05-23-19	55,000	54,656

SEE NOTES TO FINANCIAL STATEMENTS17

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.1%
AECOM	3.750	10-15-21	55,000	$55,261
Information technology 0.1%				139,576
Electronic equipment, instruments and components 0.1%
Dell International LLC	4.500	04-29-20	84,785	85,103
Software 0.0%
IMS Health, Inc.	3.500	03-17-21	54,862	54,473
Materials 0.1%				64,462
Containers and packaging 0.1%
Berry Plastics Group, Inc.	3.500	02-08-20	64,835	64,462
Telecommunication services 0.1%				54,462
Wireless telecommunication services 0.1%
SBA Senior Finance II LLC (T)	TBD	03-24-21	54,862	54,462
Utilities 0.3%				268,425
Electric utilities 0.2%
ExGen Texas Power LLC	5.750	09-16-21	89,750	89,750
La Frontera Generation LLC	4.500	09-30-20	89,737	89,364
Independent power and renewable electricity producers 0.1%
Dynegy, Inc.	4.000	04-23-20	89,772	89,311
Collateralized mortgage obligations 1.7%				$1,777,875
(Cost $1,771,953)
Commercial and residential 1.6%				1,666,736
American Home Mortgage Investment Trust Series 2005-1, Class AHM (P)	2.357	06-25-45	28,432	28,226
AOA Mortgage Trust Series 2015-1177, Class C (P) (S)	3.009	12-13-29	29,000	28,972
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-10, Class 12A3 (P)	2.708	01-25-35	52,360	51,994
Series 2005-2, Class A1 (P)	2.680	03-25-35	116,784	117,937
Series 2005-5, Class A2 (P)	2.380	08-25-35	111,590	112,214
BLCP Hotel Trust Series 2014-CLRN, Class D (P) (S)	2.673	08-15-29	40,000	40,063
BWAY Mortgage Trust Series 2015-1740, Class D (P) (S)	3.787	01-13-35	40,000	39,661
Carefree Portfolio Trust Series 2014-CARE, Class E (P) (S)	4.172	11-15-19	30,000	30,075
CDGJ Commercial Mortgage Trust Series 2014-BXCH, Class D (P) (S)	3.172	12-15-27	45,000	45,046
Chase Mortgage Finance Trust Series 2007-A1, Class 2A1 (P)	2.466	02-25-37	53,493	53,435
Commercial Mortgage Pass Through Certificates
Series 2013-300P, Class D (P) (S)	4.394	08-10-30	40,000	41,305

18SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2013-CR6, Class XA IO	1.525	03-10-46	341,950	$22,008
Series 2014-TWC, Class D (P) (S)	2.417	02-13-32	100,000	99,892
DSLA Mortgage Loan Trust Series 2005-AR2, Class X2 IO	2.642	03-19-45	528,269	43,371
GAHR Commericial Mortgage Trust
Series 2015-NRF, Class DFX (S)	3.382	12-15-19	15,000	14,652
Series 2015-NRF, Class EFX (S)	3.382	12-15-19	75,000	70,318
GMAC Mortgage Loan Trust Series 2004-AR2, Class 3A (P)	2.919	08-19-34	23,108	22,452
Greenwich Capital Commercial Funding Corp. Series 2006-GG7, Class AM (P)	5.786	07-10-38	50,000	52,459
GSR Mortgage Loan Trust Series 2004-5, Class 2A1 (P)	2.595	05-25-34	65,314	64,550
HarborView Mortgage Loan Trust
Series 2005-2, Class IX IO	2.181	05-19-35	367,719	24,471
Series 2005-9, Class 2A1A (P)	0.513	06-20-35	58,197	55,543
Hilton USA Trust Series 2013-HLT, Class DFX (S)	4.407	11-05-30	35,000	35,636
IndyMac Index Mortgage Loan Trust Series 2005-AR18, Class 1X IO	2.044	10-25-36	654,828	57,083
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class AM (P)	5.875	04-15-45	45,000	47,415
Series 2014-FBLU, Class E (P) (S)	3.667	12-15-28	40,000	39,996
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AM	5.413	09-15-39	50,000	52,834
Merrill Lynch Mortgage Investors Trust Series 2005-2, Class 1A (P)	1.581	10-25-35	105,600	102,468
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-3, Class A4 (P)	5.414	07-12-46	41,673	43,662
Queens Center Mortgage Trust Series 2013-QCA, Class D (P) (S)	3.474	01-11-37	25,000	24,343
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE, Class D (P) (S)	4.388	01-05-35	25,000	23,066
Thornburg Mortgage Securities Trust Series 2004-1, Class II2A (P)	1.623	03-25-44	38,487	37,636
WaMu Mortgage Pass Through Certificates
Series 2005-AR19, Class A1A2 (P)	0.461	12-25-45	34,838	31,779
Series 2005-AR3, Class A2 (P)	2.396	03-25-35	53,203	53,206
Wells Fargo Commercial Mortgage Trust Series 2013-120B, Class C (P) (S)	2.710	03-18-28	60,000	58,968
U.S. Government Agency 0.1%				111,139
Federal Home Loan Mortgage Corp. Series K022, Class X1 IO	1.297	07-25-22	554,148	41,436
Federal National Mortgage Association
Series 2014-C02, Class 1M1 (P)	1.118	05-25-24	52,270	51,899
Series 402, Class 3 IO	4.000	11-25-39	33,286	5,406

SEE NOTES TO FINANCIAL STATEMENTS19

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 408, Class C1 IO	4.000	12-25-40	71,283	$12,398
Asset backed securities 2.2%				$2,197,943
(Cost $2,193,865)
Ally Auto Receivables Trust Series 2014-2, Class A4	1.840	01-15-20	60,000	60,383
Ally Master Owner Trust Series 2012-4, Class A	1.720	07-15-19	20,000	20,084
American Express Credit Account Master Trust Series 2014-4, Class A	1.430	06-15-20	60,000	60,093
Applebee's/IHOP Funding LLC Series 2014-1, Class A2 (S)	4.277	09-05-44	275,000	280,660
California Republic Auto Receivables Trust Series 2014-4, Class A4	1.840	06-15-20	25,000	25,066
Capital One Multi-Asset Execution Trust Series 2014-A5, Class A	1.480	07-15-20	95,000	95,424
CarMax Auto Owner Trust Series 2014-3, Class A3	1.160	06-17-19	50,000	50,026
Chase Issuance Trust Series 2014-A7, Class A	1.380	11-15-19	65,000	64,970
Chrysler Capital Auto Receivables Trust Series 2014-BA, Class A4 (S)	1.760	12-16-19	20,000	20,131
Citibank Credit Card Issuance Trust
Series 2007-A8, Class A8	5.650	09-20-19	40,000	44,300
Series 2014-A8, Class A8	1.730	04-09-20	75,000	75,407
CKE Restaurant Holdings, Inc. Series 2013-1A, Class A2 (S)	4.474	03-20-43	180,144	184,766
DB Master Finance LLC Series 2015-1A, Class A2II (S)	3.980	02-20-45	210,000	211,190
Discover Card Execution Note Trust Series 2014-A5, Class A	1.390	04-15-20	90,000	89,975
EquiFirst Mortgage Loan Trust Series 2004-3, Class M3 (P)	1.143	12-25-34	18,917	16,876
Ford Credit Floorplan Master Owner Trust
Series 2012-5, Class A	1.490	09-15-19	100,000	99,951
Series 2015-1, Class A1	1.420	01-15-20	60,000	59,745
GE Equipment Midticket LLC Series 2014-1, Class A4	1.590	08-22-23	15,000	15,013
Honda Auto Receivables Owner Trust
Series 2014-3, Class A4	1.310	10-15-20	85,000	84,928
Series 2015-1, Class A4	1.320	11-16-20	45,000	44,839
Hyundai Auto Receivables Trust Series 2015-A, Class A4	1.370	07-15-20	40,000	39,751
John Deere Owner Trust Series 2014-B, Class A4	1.500	06-15-21	40,000	40,084
New Century Home Equity Loan Trust Series 2005-1, Class M1 (P)	0.846	03-25-35	35,000	33,189

20SEE NOTES TO FINANCIAL STATEMENTS

	Rate (%)	Maturity date	Par value^	Value
Nissan Master Owner Trust Receivables Trust Series 2015-A, Class A2	1.440	01-15-20	60,000	$59,790
Porsche Innovative Lease Owner Trust Series 2014-1, Class A4 (S)	1.260	09-21-20	40,000	39,983
Saxon Asset Securities Trust Series 2006-2, Class A3C (P)	0.318	09-25-36	59,026	54,468
Sonic Capital LLC Series 2011-1A, Class A2 (S)	5.438	05-20-41	97,077	102,214
Structured Asset Investment Loan Trust
Series 2005-1, Class M2 (P) (S)	0.891	02-25-35	105,000	97,920
Series 2005-2, Class M2 (P)	0.906	03-25-35	45,000	41,507
Volkswagen Credit Auto Master Trust Series 2014-1A, Class A2 (S)	1.400	07-22-19	30,000	30,053
Westgate Resorts LLC Series 2012-2A, Class B (S)	4.500	01-20-25	39,494	40,111
World Omni Automobile Lease Securitization Trust Series 2014-A, Class A4	1.370	01-15-20	15,000	15,046
			Shares	Value
Common stocks 0.8%				$859,322
(Cost $856,388)
Financials 0.8%				859,322
Banks 0.6%
Avenue Financial Holdings (I)			20	20,000
Comerica, Inc.			480	21,974
Commerce Bancshares, Inc.			2,014	83,621
Cullen/Frost Bankers, Inc.			305	20,679
First Republic Bank			445	25,365
Prosperity Bancshares, Inc.			401	20,744
SunTrust Banks, Inc.			1,674	68,634
SVB Financial Group (I)			192	23,597
Synovus Financial Corp.			3,417	95,642
TCF Financial Corp.			8,354	131,074
The PNC Financial Services Group, Inc.			757	69,614
U.S. Bancorp			1,511	67,406
Union Bankshares Corp.			1,068	23,357
Consumer finance 0.1%
Capital One Financial Corp.			815	64,149
Insurance 0.1%
MetLife, Inc.			2,429	123,466
Preferred securities 2.1%				$2,135,070
(Cost $2,123,461)
Consumer staples 0.2%				175,558
Food products 0.2%
Post Holdings, Inc., 5.250%			1,090	107,572
Tyson Foods, Inc., 4.750%			1,337	67,986

SEE NOTES TO FINANCIAL STATEMENTS21

	Shares	Value
Financials 1.3%		$1,279,169
Banks 0.7%
First Niagara Financial Group, Inc. (8.6250% to 12-15-17, then 3 month LIBOR + 7.3270%)	2,425	65,863
Huntington Bancshares, Inc., 8.500%	50	68,500
M&T Bank Corp., Series A, 6.375%	70	69,860
Regions Financial Corp., 6.375%	3,355	84,211
Synovus Financial Corp., Series C (7.875% to 8-1-18, then 3 month LIBOR +6.390%)	1,992	55,975
U.S. Bancorp, 3.500%	95	77,900
U.S. Bancorp (6.500% to 1-15-22, then 3 month LIBOR + 4.468%)	2,250	67,118
Wells Fargo & Company (5.850% to 9-15-23, then 3 month LIBOR + 3.090%)	2,100	54,264
Wells Fargo & Company (6.625% to 3-15-24, then 3 month LIBOR + 3.690%)	1,960	54,625
Zions Bancorporation, 7.900%	1,975	55,004
Zions Bancorporation (6.950% to 9-15-23, then 3 month LIBOR + 3.890%)	2,050	55,473
Consumer finance 0.1%
Ally Financial, Inc., 7.000% (S)	55	55,146
Diversified financial services 0.1%
GMAC Capital Trust I (8.125% to 2-15-16, then 3 month LIBOR + 5.785%)	4,500	117,135
Insurance 0.1%
The Hartford Financial Services Group, Inc. (7.875% to 4-15-22, then 3 month LIBOR + 5.596%)	2,900	87,754
Real estate investment trusts 0.3%
American Tower Corp., 5.250%	600	63,330
Crown Castle International Corp., 4.500%	1,066	113,529
Weyerhaeuser Company, 6.375%	2,288	133,482
Health care 0.1%		66,690
Pharmaceuticals 0.1%
Actavis PLC, 5.500%	65	66,690
Industrials 0.1%		157,789
Aerospace and defense 0.0%
United Technologies Corp., 7.500%	1,110	70,707
Machinery 0.1%
Stanley Black & Decker, Inc., 6.250%	755	87,082
Utilities 0.4%		455,864
Electric utilities 0.1%
Exelon Corp., 6.500%	2,519	124,942
NextEra Energy, Inc., 5.889%	1,025	66,676

22SEE NOTES TO FINANCIAL STATEMENTS

		Shares	Value
Utilities (continued)
Gas utilities 0.1%
	The Laclede Group, Inc., 6.750%	1,220	$67,893
Multi-utilities 0.2%
	Dominion Resources, Inc., 6.000%	1,519	87,707
	Dominion Resources, Inc., 6.375%	2,148	108,646
Purchased options 0.1%			$99,083
(Cost $126,873)
Call options 0.0%			45,394
	Over the Counter on the AUD vs. NZD (Expiration Date: 1-19-16; Strike Price: AUD 1.12; Counterparty: Deutsche Bank Securities) (I)	840,000	5,126
	Over the Counter on the AUD vs. NZD (Expiration Date: 1-19-16; Strike Price: AUD 1.13; Counterparty: Deutsche Bank Securities) (I)	385,000	2,164
	Over the Counter on the USD vs. CAD (Expiration Date: 1-25-16; Strike Price: $1.35; Counterparty: Toronto-Dominion Bank) (I)	385,000	5,126
	Over the Counter on the USD vs. CAD (Expiration Date: 11-10-15; Strike Price: $1.35; Counterparty: Deutsche Bank Securities) (I)	580,000	5,840
	Over the Counter on the USD vs. CAD (Expiration Date: 2-24-16; Strike Price: $1.35; Counterparty: The Goldman Sachs & Company) (I)	1,400,000	20,331
	Over the Counter on the USD vs. CAD (Expiration Date: 8-7-15; Strike Price: $1.30; Counterparty: Morgan Stanley & Comapny, Inc.) (I)	580,000	6,807
Put options 0.1%			53,689
	Over the Counter on the EUR vs. USD (Expiration Date: 7-25-16; Strike Price: EUR 1.00; Counterparty: Deutsche Bank Securities) (I)	1,740,000	24,168
	Over the Counter on the USD vs. GBP (Expiration Date: 3-1-16; Strike Price: GBP 1.47; Counterparty: Standard Chartered Bank) (I)	805,000	25,713
	Over the Counter on the USD vs. NZD (Expiration Date: 8-6-16; Strike Price: NZD 0.68; Counterparty: Standard Chartered Bank) (I)	580,000	3,808
	Yield (%)	Shares	Value
Short-term investments 1.1%			$1,089,455
(Cost $1,089,455)
Money market funds 1.1%			1,089,455
State Street Institutional U.S. Government Money Market Fund	0.0000(Y)	1,089,455	1,089,455
Total investments (Cost $102,247,377)† 99.6%			$101,535,658
Other assets and liabilities, net 0.4%			$396,337
Total net assets 100.0%			$101,931,995

SEE NOTES TO FINANCIAL STATEMENTS23

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	U.S. Dollar
Key to Security Abbreviations and Legend
ETF	Exchange Traded Fund
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
TBD	To Be Determined
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing security.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-15.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $102,298,778. Net unrealized depreciation aggregated $763,120, of which $802,219 related to appreciated investment securities and $1,565,339 related to depreciated investment securities.

24SEE NOTES TO FINANCIAL STATEMENTS

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Deutsche Investment Management Americas Inc.	(Deutsche)
Epoch Investment Partners, Inc.	(Epoch)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
Stone Harbor Investment Partners LP	(Stone Harbor)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

SEE NOTES TO FINANCIAL STATEMENTS25

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

Assets
Investments in unaffiliated issuers, at value (Cost $57,106,865)	$57,291,224
Investments in affiliated underlying funds, at value (Cost $45,140,512)	44,244,434
Total investments, at value (Cost $102,247,377)	101,535,658
Cash	86,680
Foreign currency, at value (Cost $65,830)	65,307
Receivable for investments sold	215,634
Receivable for fund shares sold	16,955
Receivable for forward foreign currency exchange contracts	34,041
Dividends and interest receivable	397,810
Receivable due from advisor	1,344
Other receivables and prepaid expenses	83,976
Total assets	102,437,405
Liabilities
Payable for investments purchased	442,205
Payable for forward foreign currency exchange contracts	13,239
Payable to affiliates
Accounting and legal services fees	1,899
Transfer agent fees	18,157
Trustees' fees	530
Other liabilities and accrued expenses	29,380
Total liabilities	505,410
Net assets	$101,931,995
Net assets consist of
Paid-in capital	$101,468,463
Accumulated distributions in excess of net investment income	(35,373)
Accumulated net realized gain (loss) on investments and foreign currency transactions	1,193,265
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(694,360)
Net assets	$101,931,995

26SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($40,840,550 ÷ 4,065,850 shares)[1]	$10.04
Class C ($10,239,381 ÷ 1,019,813 shares)[1]	$10.04
Class I ($40,679,202 ÷ 4,049,569 shares)	$10.05
Class R6 ($10,172,862 ÷ 1,012,723 shares)	$10.05
Maximum offering price per share
Class A (net asset value per share ÷ 96%)[2]	$10.46

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS27

STATEMENT OF OPERATIONS   For the for the period ended 2-28-15 (unaudited)

Investment income
Income distributions received from affiliated underlying funds	$723,388
Interest	348,025
Dividends	172,056
Less foreign taxes withheld	(2,899)
Total investment income	1,240,570
Expenses
Investment management fees	133,896
Distribution and service fees	64,058
Accounting and legal services fees	3,349
Transfer agent fees	30,475
Trustees' fees	737
Printing and postage	8,735
Professional fees	12,901
Custodian fees	6,804
Registration and filing fees	45,991
Other	1,542
Total expenses	308,488
Less expense reductions	(89,241)
Net expenses	219,247
Net investment income	1,021,323
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	603,834
Investments in affiliated underlying funds	944
Capital gain distributions received from unaffiliated issuers	170,610
Capital gain distributions received from affiliated underlying funds	533,633
1,309,021
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	201,718
Investments in affiliated underlying funds	(896,078)
(694,360)
Net realized and unrealized gain	614,661
Increase in net assets from operations	$1,635,984

28SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

Period ended 2-28-15[1]
(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$1,021,323
Net realized gain	1,309,021
Change in net unrealized appreciation (depreciation)	(694,360)
Increase in net assets resulting from operations	1,635,984
Distributions to shareholders
From net investment income
Class A	(410,569)
Class C	(86,445)
Class I	(445,111)
Class R6	(114,571)
From net realized gain
Class A	(46,336)
Class C	(11,570)
Class I	(46,280)
Class R6	(11,570)
Total distributions	(1,172,452)
From fund share transactions	101,468,463
Total increase	101,931,995
Net assets
Beginning of period	—
End of period	$101,931,995
Accumulated distributions in excess of net investment income	($35,373)

1	Period from 11-14-14 (commencement of operations) to 2-28-15.

SEE NOTES TO FINANCIAL STATEMENTS29

Financial highlights

Class A Shares Period ended	2-28-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2,3]	0.11
Net realized and unrealized gain on investments	0.04
Total from investment operations	0.15
Less distributions
From net investment income	(0.10)
From net realized gain	(0.01)
Total distributions	(0.11)
Net asset value, end of period	$10.04
Total return (%)[4,5,6]	1.56
Ratios and supplemental data
Net assets, end of period (in millions)	$41
Ratios (as a percentage of average net assets):
Expenses before reductions[7,8]	1.16
Expenses including reductions[7,8]	0.85
Net investment income[3,8]	3.78
Portfolio turnover (%)	8

1	Period from 11-14-14 (commencement of operations) to 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the period.
6	Not annualized.
7	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was 0.10%-0.99% for the period ended 2-28-15.
8	Annualized.

30SEE NOTES TO FINANCIAL STATEMENTS

Class C Shares Period ended	2-28-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2,3]	0.09
Net realized and unrealized gain on investments	0.05
Total from investment operations	0.14
Less distributions
From net investment income	(0.09)
From net realized gain	(0.01)
Total distributions	(0.10)
Net asset value, end of period	$10.04
Total return (%)[4,5,6]	1.39
Ratios and supplemental data
Net assets, end of period (in millions)	$10
Ratios (as a percentage of average net assets):
Expenses before reductions[7,8]	1.86
Expenses including reductions[7,8]	1.55
Net investment income[3,8]	3.08
Portfolio turnover (%)	8

1	Period from 11-14-14 (commencement of operations) to 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4	Does not reflect the effect of sales charges, if any.
5	Total returns would have been lower had certain expenses not been reduced during the period.
6	Not annualized.
7	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was 0.10%-0.99% for the period ended 2-28-15.
8	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS31

Class I Shares Period ended	2-28-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2,3]	0.12
Net realized and unrealized gain (loss) on investments	0.05
Total from investment operations	0.17
Less distributions
From net investment income	(0.11)
From net realized gain	(0.01)
Total distributions	(0.12)
Net asset value, end of period	$10.05
Total return (%)[4,5]	1.75
Ratios and supplemental data
Net assets, end of period (in millions)	$41
Ratios (as a percentage of average net assets):
Expenses before reductions[6,7]	0.84
Expenses including reductions[6,7]	0.53
Net investment income[3,7]	4.10
Portfolio turnover (%)	8

1	Period from 11-14-14 (commencement of operations) to 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was 0.10%-0.99% for the period ended 2-28-15.
7	Annualized.

32SEE NOTES TO FINANCIAL STATEMENTS

Class R6 Shares Period ended	2-28-15 [1]
Per share operating performance
Net asset value, beginning of period	$10.00
Net investment income[2,3]	0.12
Net realized and unrealized gain on investments	0.06
Total from investment operations	0.18
Less distributions
From net investment income	(0.12)
From net realized gain	(0.01)
Total distributions	(0.13)
Net asset value, end of period	$10.05
Total return (%)[4,5]	1.78
Ratios and supplemental data
Net assets, end of period (in millions)	$10
Ratios (as a percentage of average net assets):
Expenses before reductions[6,7]	0.75
Expenses including reductions[6,7]	0.43
Net investment income[3,7]	4.21
Portfolio turnover (%)	8

1	Period from 11-14-14 (commencement of operations) to 2-28-15. Unaudited.
2	Based on average daily shares outstanding.
3	Recognition of net investment income by the fund is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the fund invests.
4	Total returns would have been lower had certain expenses not been reduced during the period.
5	Not annualized.
6	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was 0.10%-0.99% for the period ended 2-28-15.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS33

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Income Allocation Fund (the fund) is a series of John Hancock Fund II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek to provide a high level of current income with consideration for capital appreciation and preservation.

The fund may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statement of assets and liabilities. Class A and Class C are open to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.

The accounting policies of the John Hancock underlying funds in which the fund invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

The Fund commenced operations on November 14, 2014.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded funds, held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other fund securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided

34

by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2015, by major security category or type:

	Total market value at 2-28-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Affiliated investment companies	$44,244,434	$44,244,434	—	—
Unaffiliated investment companies	12,248,269	12,248,269	—	—
Corporate bonds	14,271,770	—	$14,271,770	—
U.S. Government and Agency obligations	14,408,628	—	14,408,628	—
Foreign government obligations	4,810,243	—	4,810,243	—
Capital preferred securities	467,191	—	467,191	—
Convertible bonds	352,172	—	352,172	—
Municipal bonds	50,077	—	50,077	—
Term loans	2,524,126	—	2,524,126	—
Collateralized mortgage obligations	1,777,875	—	1,777,875	—
Asset backed securities	2,197,943	—	2,197,943	—
Common stocks	859,322	839,322	—	$20,000
Preferred securities	2,135,070	1,972,352	162,718	—
Purchased options	99,083	—	99,083	—
Short-term investments	1,089,455	1,089,455	—	—
Total Investments in Securities	$101,535,658	$60,393,832	$41,121,826	$20,000
Other Financial Instruments:
Forward foreign currency contracts	$20,802	—	$20,802	—

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans, and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund's income and would likely reduce the value of its assets.

35

Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. The fund may have limited rights to enforce the terms of an underlying loan.

At February 28, 2015, the fund had $30,209 in unfunded loan commitments outstanding.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the period ended February 28, 2015 were $74. For the period ended February 28, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

36

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

Federal income taxes. The fund intends to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund typically declares and pays dividends monthly and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts and certain options are typically traded through the OTC market. Certain forwards and options are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

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The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended February 28, 2015, the fund used forward foreign currency contracts to manage against anticipated currency exchange rates and to gain exposure to foreign currency. During the period ended February 28, 2015, the fund held forward foreign currency contracts with U.S. Dollar notional values ranging up to approximately $9.6 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
AUD	180,000	CAD	175,374	Citibank N.A.	5/12/2015	—	($52)	($52)
CAD	1,465,310	USD	1,165,000	Royal Bank of Canada	5/12/2015	$6,027	—	6,027
CAD	245,798	USD	195,000	Bank of Nova Scotia	5/12/2015	1,433	—	1,433
MXN	4,682,988	USD	311,462	Royal Bank of Canada	5/12/2015	822	—	822
USD	996,728	AUD	1,283,682	Australia and New Zealand Banking Group	5/12/2015	—	(2,409)	(2,409)
USD	385,000	CAD	481,393	Royal Bank of Canada	5/12/2015	287	—	287
USD	1,942,877	CAD	2,422,097	Toronto Dominion Bank	5/12/2015	7,218	—	7,218
USD	568,300	EUR	500,000	Deutsche Bank AG London	5/12/2015	8,308	—	8,308
USD	88,315	GBP	57,230	Deutsche Bank AG London	5/12/2015	1	—	1
USD	392,837	NOK	2,964,075	Citibank N.A.	5/12/2015	6,844	—	6,844
USD	1,232,411	NZD	1,650,023	Toronto Dominion Bank	5/12/2015	—	(7,392)	(7,392)
USD	55,919	SEK	466,367	Bank of Montreal	5/12/2015	—	(61)	(61)
USD	395,015	SEK	3,318,519	Citibank N.A.	5/12/2015	—	(3,325)	(3,325)
USD	1,596,403	SGD	2,175,100	Bank of Montreal	5/12/2015	3,101	—	3,101
						$34,041	($13,239)	$20,802

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

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During the period ended February 28, 2015, the fund used purchased options to manage against anticipated currency exchange rates. During the period ended February 28, 2015, the fund held purchased options with market values ranging up to $99,100 as measured at each quarter end.

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Foreign exchange contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$34,041	($13,239)
Interest rate contracts	Investments in unaffiliated issuers, at value*	Purchased options	99,083	—
Total			$133,124	($13,239)

* Purchased options are included in the Fund's investments disclosed in the Statement of assets and liabilities.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for period ended February 28, 2015:

	Statement of operations location - Net realized gain (loss) on:
Risk	Investments in unaffiliated issuers and foreign currency transactions*	Investments (purchased options)	Total
Foreign currency contracts	$491,165	$28,831	$519,996
Total	$491,165	$28,831	$519,996

*Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the period ended February 28, 2015:

	Statement of operations location - Change in net unrealized appreciation (depreciation) of:
Risk	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*	Investments (purchased options)	Total
Foreign currency contracts	$20,802	($27,790)	($6,988)
Total	$20,802	($27,790)	($6,988)

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund pays the Advisor a management fee for its services to the fund. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust or JHF III. The fee on assets invested in

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Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of the fund, together with the assets of any other applicable fund identified in the advisory agreement, and is equivalent to the sum of: (a) 0.200% of the first $5 billion of aggregate net assets and (b) 0.175% of the excess over $5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the fund, together with the assets of any other applicable fund identified in the advisory agreement, and is equivalent to the sum of: (a) 0.650% of the first $5 billion of aggregate net assets and (b) 0.620% of the excess over $5 billion of aggregate net assets and is applied to the Other Assets of the funds. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiaries of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to reduce a portion of its management fee or make payments to the fund if certain expenses of the fund exceed 0.05% of average net assets. Expenses excluded from this waiver include taxes, brokerage commissions, interest expense, litigation and indemnification expenses, and other extraordinary expenses not incurred in the ordinary course of the fund's business, class specific expenses, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2015, this contractual waiver also excluded blue sky fees and printing and postage. This expense reduction expires on December 31, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time.

The Advisor has contractually agreed to waive its advisory fees so that the amount retained by the Advisor after payment of subadvisory fees for the fund does not exceed 0.45% of the fund's average net assets. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class specific expense for Class R6 shares of the fund, including transfer agency fees and service fees, blue sky fees, and printing and postage, as applicable, to the extent they exceed 0.00% of average annual net assets. The fee waiver and/or reimbursement will continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and Advisor based upon a determination of that this is appropriate under the circumstances at the time.

Effective January 1, 2015, the Advisor has voluntarily agreed to waive and/or reimburse all blue-sky fees and printing and postage the fund until December 31, 2015

The expense reductions described above amounted to $35,552, $8,871, $35,494 and $9,324 for Class A, Class C, Class I and Class R6 shares for the period ended February 28, 2015.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the period ended February 28, 2015 were equivalent to a net annual effective rate of 0.15% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the period ended February 28, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares, pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

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Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,345 for the period ended February 28, 2015. Of this amount, $168 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $1,177 was paid as sales commissions to broker-dealers.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the period ended February 28, 2015, there were no CDSCs received by the Distributor for Class A or Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the period ended February 28, 2015 were:

Class	Distribution and service fees	Transfer agent fees
Class A	$34,971	$14,395
Class C	29,087	3,592
Class I	—	12,040
Class R6	—	448
Total	$64,058	$30,475

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 6 — Fund share transactions

Transactions in fund shares for the period ended February 28, 2015 were as follows:

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		Period ended 2-28-15[1]
	Shares	Amount
Class A shares
Sold	4,019,856	$40,197,844
Distributions reinvested	46,104	456,905
Repurchased	(110)	(1,091)
Net increase	4,065,850	$40,653,658
Class C shares
Sold	1,009,917	$10,099,258
Distributions reinvested	9,896	98,015
Net increase	1,019,813	$10,197,273
Class I shares
Sold	4,000,000	$40,000,000
Distributions reinvested	49,569	491,391
Net increase	4,049,569	$40,491,391
Class R6 shares
Sold	1,000,000	$10,000,000
Distributions reinvested	12,723	126,141
Net increase	1,012,723	$10,126,141
Total net increase	10,147,955	$101,468,463

1 Period from 11-14-14 (commencement of operations) to 2-28-15.

Affiliates of the fund owned 99%, 99%, 100% and100% of shares of beneficial interest of Class A, Class C, Class I and Class R6, respectively, on February 28, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities and U.S. Treasury obligations, amounted to $94,974,760 and $3,772,814, respectively, for the period ended February 28, 2015. Purchases and sales of U.S. Treasury obligations aggregated $13,871,399 and $4,042,671, respectively, for the period ended February 28, 2015.

Note 8 — Investment in affiliated underlying funds

The fund invests in affiliated underlying funds that are managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the fund's investment may represent a significant portion of each underlying fund's net assets. At February 28, 2015, the fund did not hold 5% or more of the net assets of any underlying funds.

Information regarding the funds' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds' from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Core High Yield	—	289,594	—	289,594	$61,545	—	—	$3,029,149
Emerging Markets Debt	—	426,639	—	426,639	72,136	—	—	4,031,743
Floating Rate Income	—	446,845	—	446,845	68,109	$9,941	—	4,026,073
Global Bond	—	165,546	—	165,546	—	—	—	2,013,037
Global Equity	—	283,231	—	283,231	80,454	—	—	3,090,055

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					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Global Income	—	208,684	—	208,684	34,138	—	—	2,017,973
Global Real Estate	—	218,274	(2,249)	216,025	49,593	—	$887	2,104,086
Global Shareholder Yield	—	958,909	(799)	958,110	175,319	392,493	57	11,324,859
High Yield	—	458,598	—	458,598	83,767	—	—	4,026,490
Investment Quality Bond	—	162,535	—	162,535	11,464	15,009	—	2,033,319
Short Duration Credit Opportunities	—	352,281	—	352,281	37,334	—	—	3,522,814
U.S. High Yield Bond	—	256,995	—	256,995	49,528	116,190	—	3,024,836
					$723,388	$533,633	$944	$44,244,434

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EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on September 24-26, 2014, the Board of Trustees (the Board) of John Hancock Funds II (the Trust), including all of the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), approved Income Allocation Fund (the New Fund), a new series of the Trust.

This section describes the evaluation by the Board of:

(a)	an amendment to the advisory agreement between the Trust and John Hancock Advisers, LLC (the Advisor) relating to the New Fund (the Advisory Agreement); and
(b)	an amendment to the subadvisory agreement between the Advisor and John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) with respect to the New Fund (the Subadvisory Agreement).

In considering the Advisory Agreement and the Subadvisory Agreement with respect to the New Fund, the Board received in advance of the meetings a variety of materials relating to the New Fund, the Advisor and the Subadvisor, including comparative fee and expense information for a peer group of similar mutual funds, and including with respect to the Subadvisor, performance information for comparatively managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent, and quality of services to be provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor's anticipated revenues and costs of providing services to the New Fund and any compensation paid to affiliates of the Advisor. The Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the John Hancock Funds (the Funds), including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the other Funds that it manages. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of the non-advisory services, if any, to be provided to the New Fund by the Advisor's affiliates, including distribution services. The Board also took into account management's discussion regarding the New Fund at the March 11-13, 2014 in-person meeting as well as a presentation from the Subadvisor regarding the New Fund at the September 24-26, 2014 in-person meeting.

Throughout the process, the Board asked questions of and were afforded the opportunity to request additional information from management. The Board is assisted by legal counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed Advisory Agreement and Subadvisory Agreement and discussed the proposed Advisory Agreement and Subadvisory Agreement in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the New Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services to be provided to the New Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history. The Board also noted that on a regular basis it receives and

44

reviews information from the Trust's Chief Compliance Officer (CCO) regarding the Funds' compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor's risk management processes. The Board considered that the Advisor will be responsible for the management of the day-to-day operations of the New Fund, including but not limited to, general supervision of and coordination of the services to be provided by the Subadvisor, and also will be responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers.

In considering the nature, extent and quality of the services to be provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of its deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationships, the Advisor's oversight and monitoring of the Subadvisor's investment performance and compliance programs, such as the Subadvisor's compliance with fund policies and objectives; review of brokerage matters, including with respect to trade allocation and best execution; and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications, and skills of the Advisor's personnel;
(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the Funds;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the New Fund; and
(f)	the Advisor's reputation and experience in serving as an investment advisor to the Trust, and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that Advisor may reasonably be expected to provide a high quality of services under the Advisory Agreement with respect to the New Fund.

Investment performance. In connection with its consideration of the Advisory Agreement, the Board considered, at this and at prior meetings, the performance of other comparable funds or accounts, if any, managed by the Advisor and Subadvisor and the performance of their respective benchmarks and/or peer groups. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor.

Fees and Expenses. The Board reviewed comparative information including, among other data, the New Fund's anticipated management fees and net total expenses as compared to similarly situated investment companies deemed to be comparable to the New Fund. The Board noted that the New Fund's anticipated management fees, which include both advisory and administrative costs, were lower than the peer group average and higher than the peer group median. The Board also noted that the New Fund's anticipated net total expenses were lower than the peer group average and higher than the peer group median. The Board took into account management's discussion of the New Fund's anticipated expenses. The Board reviewed information provided by the Advisor concerning investment advisory fees charged to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisor's services to the New Fund and the services they provide to other such comparable clients or funds.

The Board took into account management's discussion with respect to the proposed advisory/subadvisory fee structure, including the amount of the advisory fee to be retained by the Advisor after payment of the subadvisory fee. The Board also

45

noted that the Advisor, and not the New Fund, would be responsible for paying the subadvisory fees. The Board also took into account that management has agreed to implement an overall fee waiver across a number of funds in the complex, which is discussed further below. The Board also noted that the Advisor has agreed to waive fees and/or reimburse expenses with respect to the New Fund. The Board also noted management's discussion of the New Fund's anticipated expenses, as well as certain actions taken over the past several years to reduce the Funds' operating expenses.

In addition, the Trustees reviewed the advisory fee to be paid to the Advisor for the New Fund, which is a fund of funds, and concluded that such fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements for the underlying portfolios of the New Fund and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the New Fund and those of its underlying portfolios.

The Board concluded that the advisory fees to be paid by the New Fund are reasonable.

Profitability/Indirect Benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor's relationship with the New Fund, the Board:

(a)	considered the financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the anticipated net profitability to the Advisor and its affiliates with respect to the New Fund;
(c)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain Funds of the Trust and noted that these tax benefits, which are not available to contract owners under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(d)	considered that the Advisor will also provide administrative services to the New Fund on a cost basis pursuant to an administrative services agreement;
(e)	noted that the Subadvisor is an affiliate of the Advisor;
(f)	noted that affiliates of the Advisor will provide transfer agency services and distribution services to the New Fund, and that the Trust's distributor will receive Rule 12b-1 payments to support distribution of the New Fund;
(g)	noted that the Advisor will derive reputational and other indirect benefits from providing advisory services to the New Fund;
(h)	noted that the subadvisory fees for the New Fund will be paid by Advisor; and
(i)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to the New Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the New Fund is reasonable and not excessive.

Economies of Scale. In considering the extent to which economies of scale would be realized if the New Fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

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(a)	considered that with respect to the John Hancock underlying portfolios in which the New Fund invests the Advisor has agreed to waive a portion of its management fee for such underlying portfolios and for each of the other John Hancock funds in the complex (except as discussed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceed $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The funds that are not Participating Portfolios are each of the fund of funds in the complex. The New Fund also benefits from such overall management fee waiver through its investment in underlying portfolios that include Participating Portfolios, which are subject to the Reimbursement.);
(b)	considered that the Advisor has agreed to waive a portion of its management fee and/or reimburse or pay operating expenses of the New Fund to reduce operating expenses;
(c)	reviewed the New Fund's advisory fee structure and concluded that: (i) the New Fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the New Fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the New Fund to benefit from economies of scale if the New Fund grows. The Board also took into account management's discussion of the New Fund's advisory fee structure; and
(d)	the Board also considered the potential effect of the New Fund's future growth in size on its performance and fees. The Board also noted that if the New Fund's assets increase over time, the New Fund may realize other economies of scale.

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(a)	information relating to the Subadvisor's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(b)	the investment performance of other Funds in the John Hancock fund complex managed by the Subadvisor; and
(c)	the proposed subadvisory fee, including any breakpoints, for the New Fund.

Nature, Extent, and Quality of Services. With respect to the services to be provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, as well as took into account information presented throughout the past year. The Board considered the Subadvisor's current level of staffing and its overall resources, as well received information relating to the Subadvisor's compensation program. The Board reviewed the Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor's investment and compliance personnel who will provide services to the New Fund. The Board also considered, among other things, the Subadvisor's compliance program and any disciplinary history. The Board also considered the Subadvisor's risk assessment and monitoring processes. The Board reviewed the Subadvisor's regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular periodic reviews of the Subadvisor and its operations in regard to the Funds, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which include evaluating the regulatory compliance

47

systems of the Subadvisor and procedures reasonably designed by it to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor's investment processes and philosophies. The Board took into account that the Subadvisor's responsibilities will include the development and maintenance of an investment program for the New Fund that is consistent with the New Fund's investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship to the New Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the New Fund. The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor's relationship with the New Fund, such as the opportunity to provide advisory services to additional John Hancock Funds and reputational benefits.

Subadvisory fees. The Board considered that the New Fund will pay advisory fees to the Advisor and that, in turn, the Advisor will pay subadvisory fees to the Subadvisor. The Board considered the New Fund's subadvisory fee compared to similarly situated investment companies deemed to be comparable to the New Fund, as applicable. The Board noted the limited size of the peer group. The Board also took into account the subadvisory fees paid by the Advisor to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. The Board considered performance results of comparable funds managed by the Subadvisor against an applicable benchmark. The Board also noted that it reviews at its regularly scheduled meetings information about the performance of other John Hancock Funds managed by the Advisor and the Subadvisor. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor's focus on the Subadvisor's performance. The Board also noted the Subadvisor's long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager, and currently subadvises other funds of the Trust and the fund complex and the Board is generally satisfied with the Subadvisor's management of these funds, and may reasonably be expected to provide a high quality of investment management services to the New Fund;
(2)	the proposed subadvisory fees are reasonable in relation to the level and quality of services to be provided; and
(3)	subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the New Fund in order to permit shareholders to benefit from economies of scale if the New Fund grows.
In addition, the Trustees reviewed the subadvisory fee to be paid to the Subadvisor for the New Fund and concluded that such subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements or subadvisory agreements for the underlying portfolios of the New Fund, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of the New Fund and those of its underlying portfolios.
* * *

48

Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the New Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement.

49

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

50

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Income Allocation Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF221041	448SA 2/15 4/15

John Hancock

Global Equity Fund

Semiannual report 2/28/15

A message to shareholders

Dear fellow shareholder,

Strong economic growth in the United States set the global standard in 2014, and appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about sustained relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but note that opportunities are growing and could reward investors should recoveries in those markets begin in earnest.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. The European Central Bank announced dramatic monetary policy measures in January to promote economic activity in the region—similar to the monetary policy activity of the U.S. Federal Reserve (Fed) in recent years. One effect has been to push the value of the euro down relative to the U.S. dollar, which benefits European exporters by making their goods cheaper.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The Fed has signaled its intention to raise short-term interest rates at some point in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 28, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Global Equity Fund

2	Your fund at a glance
4	Discussion of fund performance
9	A look at performance
11	Your expenses
13	Fund's investments
15	Financial statements
18	Financial highlights
21	Notes to financial statements
29	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/15 (%)

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

Global equities finished in positive territory

Despite bouts of volatility, the global equity markets—as represented by the MSCI World Index—closed the semiannual reporting period with a modest gain.

The fund trailed its benchmark

Shortfalls in the healthcare and consumer discretionary sectors led to modest underperformance for the past six months.

A bottom-up, stock-by-stock approach

We continued to build the portfolio one stock at a time, with an emphasis on world-class companies with strong management and reliable cash flows.

PORTFOLIO COMPOSITION AS OF 2/28/15 (%)

A note about risks

Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Value stocks may decline in price. A portfolio concentrated in one sector or that holds a limited number of securities may fluctuate more than a diversified portfolio. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.The value of a company's equity securities is subject to changes in the company's financial condition and overall market and economic conditions. Fluctuations in exchange rates may adversely affect the U.S. dollar value of a fund's investments. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Paul G. Boyne, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Paul G. Boyne
Portfolio Manager
John Hancock Asset Management

Can you describe the market environment of the past six months?

The global equity markets, as represented by the fund's benchmark, the MSCI World Index, finished the period with a small gain. Global market performance was helped by the strong returns of U.S. equities, which were boosted by the relative strength of the U.S. economy at a time of tepid growth worldwide. Japanese stocks also performed well, as the government's massive fiscal and monetary stimulus programs contributed to healthy market performance. However, European stocks weakened as investors grew concerned that the European Central Bank may be unable to address the region's slowing growth and rapidly declining inflation.

The weakness in the global economy fueled investors' preference for stocks with robust earnings growth, which worked to the advantage of the healthcare, information technology, and consumer discretionary sectors within the benchmark. The energy sector closed the semiannual period as the weakest-performing segment, as the sharp decline in oil prices weighed heavily on the earnings outlook for companies in this group.

What aspects of the fund's positioning hurt performance during the period?

Many of the fund's worst performers were energy stocks that were affected by the sharp drop in the price of oil. While we tend to focus on the larger, more stable companies in the sector, such as Statoil ASA (Norway), Total SA (France), Eni SpA (Italy), and Chevron Corp. (United States), even these types of producers lagged during the past six months. We sold the position in Eni prior to the end of the period. On the plus side, the impact of the energy sector's underperformance was offset to some extent by the fund's below-benchmark weighting in the group.

The fund also experienced a shortfall in the healthcare sector. The leading detractors were the French pharmaceutical company Sanofi, which fell due to increased competition for its diabetes treatment in the United States, and Baxter International Inc., which lost ground after reporting disappointing earnings.

4

"Our bottom-up investment process seeks to identify individual companies with the combination of strong management teams, sustainable cash flows, and attractive valuations."

The consumer discretionary sector also proved to be an area of weakness. In that sector, two of our key holdings experienced short-term headwinds: Viacom, Inc., which faced the threat of its channels being dropped by DISH Network Corp., and Mattel, Inc., which was hurt by slowing sales for its Barbie franchise, the loss of its contract to make and market Disney Princess toys, and the departure of its chief executive officer. The fund's investments in the consumer staples sector also lagged due largely to the underperformance of its positions in tobacco stocks such as Japan Tobacco Inc.

Although these detractors caused the fund to underperform its benchmark by a modest margin during the period, it's important to keep in mind that our process is designed to deliver longer-term outperformance and not short-term relative strength.

What factors helped fund performance?

Consistent with our bottom-up strategy, stock selection—rather than sector allocation—was the primary driver of performance. The fund's investments outperformed in the financials, materials, and industrials sectors, but this was offset by the underperformance of its holdings in the healthcare, consumer staples, and consumer discretionary sectors.

SECTOR COMPOSITION AS OF 2/28/15 (%)

5

"... we focused on identifying stocks that aren't dependent on a further increase in overall market valuations in order to produce gains."

Among individual stocks, the leading contributor to performance was the fund's position in the home appliances maker Whirlpool Corp. We purchased the stock in September on the belief that its strong brand name put the company in a position to benefit from a cyclical recovery, but that this consideration was not reflected in the stock's valuation. In addition, we believed the industry was poised for consolidation, which would lead to improved profit margins for Whirlpool. The stock rallied during the period, as the company reported robust earnings, and its bid for Indesit—a European competitor—was approved by European Union regulators.

The fund's outperformance in the industrials sector was driven by strength in United Technologies Corp., which gained due to talks of the expansion of its share buyback plan and ongoing rumors that the company may split itself up in order to recognize value. In addition, the fund's position in the tire manufacturer Bridgestone Corp. was boosted by rising global automobile demand.

Our stock picks also performed very well in the financials sector, with the strongest contribution coming from the insurance company Catlin Group, Ltd. The stock rallied on news of preliminary discussions with the Irish company XL Group plc about a potential takeover. Aon PLC and Huntington Bancshares, Inc. also stood out as strong performers within financials.

TOP 10 HOLDINGS AS OF 2/28/15 (%)

British American Tobacco PLC	3.4
Johnson & Johnson	3.3
Amcor, Ltd.	3.2
Novartis AG	3.1
Philip Morris International, Inc.	2.9
The Procter & Gamble Company	2.7
Viacom, Inc., Class B	2.7
United Technologies Corp.	2.7
Roche Holding AG	2.5
Apple, Inc.	2.5
Total	29.0
As a percentage of net assets.
Cash and cash equivalents are not included.

6

How would you characterize portfolio activity during the past six months?

As always, we made decisions on a stock-by-stock basis. We added the new position in Whirlpool, and we sold positions in three stocks: Northern Trust Corp. and Tyco International PLC, both of which we believed had reached their fair value, and the energy producer Eni SpA, which reflected our decision to concentrate the fund's portfolio of energy stocks in our very best ideas.

How was the fund positioned at the end of the period?

Our bottom-up investment process seeks to identify individual companies with the combination of strong management teams, sustainable cash flows, and attractive valuations. One result of this process is that the portfolio's sector weightings can vary considerably from those of the benchmark. At the close of the period, the fund held meaningful overweight positions in the consumer staples, consumer discretionary, and industrials sectors, while its largest underweights were in financials, information technology, and utilities.

The fund's investments in the U.S. market tend to be oriented toward companies that are more cyclical in nature, or in other words, those that have a higher degree of economic sensitivity. This aspect of the fund's positioning reflects the relative strength of the U.S. economy compared with the rest of the world. While valuations for U.S. equities have become more expensive after the gains of the past five years, we continued to find numerous instances of stocks that we believed were undervalued in relation to their fundamentals. Specifically, we focused on identifying stocks that aren't dependent on a further increase in overall market valuations in order to produce gains.

We are finding valuations in Europe to be less expensive than they are in the United States, and we have identified the most compelling opportunities in companies with large international

TOP 10 COUNTRIES AS OF 2/28/15 (%)

United States	50.0
United Kingdom	8.7
Japan	8.1
Netherlands	5.8
Switzerland	5.6
France	4.1
Australia	3.2
Ireland	3.1
Germany	1.6
Hong Kong	1.5
Total	91.7
As a percentage of net assets.
Cash and cash equivalents are not included.

7

components to their business. Such companies not only have less exposure to the weakness of the European economy, but they are also in a position to benefit from the downturn in the euro. In Japan, we continued to emphasize what we believe are world-class companies with strong cash flows, while seeking to identify companies that are demonstrating a willingness to adopt more shareholder-friendly practices. The fund continued to hold a zero weighting in the emerging markets, where external factors—including commodity price movements, political risks, and currency fluctuations—typically play a larger role in price performance than individual company fundamentals.

We believe equities remain supported by their relative attractiveness versus bonds. However, we also think that the combination of slow global growth and above-average valuations in the U.S. market means that equity investors can't count on the proverbial rising tide of broader market performance to generate returns. In this environment, we believe the fund is well positioned by virtue of its global approach and emphasis on fundamentally sound stocks that we believe can deliver consistent earnings growth.

MANAGED BY

Paul G. Boyne On the fund since 2013 Investing since 1993
Douglas M. McGraw, CFA On the fund since 2013 Investing since 1995

The views expressed in this report are exclusively those of Paul G. Boyne, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

8

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2015

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-months	Since inception[1]
Class A	1.71	7.29	-3.70	13.44
Class I2	7.39	10.73	1.42	20.04
Class NAV[2]	7.48	10.84	1.51	20.25
Index†	8.45	11.90	2.37	22.32

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5%. Sales charges are not applicable to Class I and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. The expense ratios are as follows:

	Class A	Class I	Class NAV
Gross (%)/Net (%)	1.38	1.06	0.94

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

9

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Global Equity Fund  for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge	Without sales charge	Index
Class I2	5-16-13	12,004	12,004	12,232
Class NAV[2]	5-16-13	12,025	12,025	12,232

The MSCI World Index (gross of foreign withholding tax on dividends) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	From 5-16-13.
2	For certain types of investors, as described in the fund's prospectuses.

10

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-215[1]	Annualized expense ratio
Class A	$1,000.00	$1,013.70	$6.89	1.38%
Class I	1,000.00	1,014.20	5.64	1.13%
Class NAV	1,000.00	1,015.10	4.55	0.91%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

11

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,018.00	$6.90	1.38%
Class I	1,000.00	1,019.20	5.66	1.13%
Class NAV	1,000.00	1,020.30	4.56	0.91%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

12

Fund's investments

As of 2-28-15 (unaudited)
	Shares	Value
Common stocks 96.7%		$479,033,605
(Cost $448,247,730)
Australia 3.2%		15,945,651
Amcor, Ltd.	1,495,731	15,945,651
Bermuda 1.2%		5,906,692
Catlin Group, Ltd.	559,402	5,906,692
France 4.1%		20,352,985
Safran SA	77,372	5,439,392
Sanofi	74,321	7,269,218
Total SA	142,288	7,644,375
Germany 1.6%		7,897,291
Deutsche Boerse AG	96,859	7,897,291
Hong Kong 1.5%		7,662,556
Hutchison Whampoa, Ltd.	561,000	7,662,556
Ireland 3.1%		15,532,987
Accenture PLC, Class A	105,698	9,515,991
Experian PLC	326,046	6,016,996
Japan 8.1%		40,385,681
Bridgestone Corp.	276,200	10,595,271
Honda Motor Company, Ltd.	305,900	10,117,704
Japan Tobacco, Inc.	307,100	9,693,934
Nippon Telegraph & Telephone Corp.	160,100	9,978,772
Luxembourg 1.4%		6,827,802
SES SA	198,373	6,827,802
Netherlands 5.8%		28,719,087
Akzo Nobel NV	84,291	6,247,792
Heineken NV	95,981	7,484,278
Koninklijke Ahold NV	399,887	7,494,030
Koninklijke Philips NV	250,630	7,492,987
Norway 1.1%		5,317,993
Statoil ASA	283,096	5,317,993
Singapore 1.3%		6,438,440
ComfortDelGro Corp., Ltd.	2,985,920	6,438,440
Switzerland 5.6%		27,543,054
Novartis AG	148,512	15,188,931
Roche Holding AG	45,338	12,354,123

SEE NOTES TO FINANCIAL STATEMENTS13

			Shares	Value
United Kingdom 8.7%				$42,884,179
	Aon PLC		75,747	7,601,969
	British American Tobacco PLC		288,711	16,832,435
	HSBC Holdings PLC		1,038,243	9,255,097
	Pearson PLC		420,265	9,194,678
United States 50.0%				247,619,207
	Apple, Inc.		95,580	12,278,207
	Arthur J. Gallagher & Company		252,783	11,878,273
	Baxter International, Inc.		148,598	10,275,552
	Chevron Corp.		83,662	8,925,062
	Eaton Corp. PLC		167,419	11,888,423
	Honeywell International, Inc.		78,468	8,064,941
	Huntington Bancshares, Inc.		1,023,343	11,195,372
	Johnson & Johnson		160,036	16,405,290
	JPMorgan Chase & Co.		124,511	7,630,034
	Macy's, Inc.		161,837	10,312,254
	Mattel, Inc.		232,923	6,130,533
	Microsoft Corp.		229,596	10,067,785
	Mondelez International, Inc., Class A		281,426	10,394,469
	Philip Morris International, Inc.		175,883	14,591,254
	QUALCOMM, Inc.		160,471	11,635,752
	Raytheon Company		48,935	5,322,660
	Samsonite International SA		2,388,000	7,550,407
	The Procter & Gamble Company		158,424	13,486,635
	United Technologies Corp.		110,193	13,433,629
	Verizon Communications, Inc.		246,780	12,203,271
	Viacom, Inc., Class B		192,418	13,457,715
	Wells Fargo & Company		190,104	10,415,798
	Whirlpool Corp.		47,539	10,075,891
	Yield (%)		Shares	Value
Short-term investments 2.2%				$10,958,491
(Cost $10,958,491)
Money market funds 2.2%				10,958,491
State Street Institutional Treasury Money Market Fund	0.0000(Y	)	10,958,491	10,958,491
Total investments (Cost $459,206,221)† 98.9%				$489,992,096
Other assets and liabilities, net 1.1%				$5,572,141
Total net assets 100.0%				$495,564,237

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(Y)	The rate shown is the annualized seven-day yield as of 2-28-15.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $459,794,592. Net unrealized appreciation aggregated $30,197,504, of which $43,621,046 related to appreciated investment securities and $13,423,542 related to depreciated investment securities.

14SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

Assets
Investments, at value (Cost $459,206,221)	$489,992,096
Foreign currency, at value (Cost $5,014)	5,025
Receivable for fund shares sold	3,685,046
Receivable for forward foreign currency exchange contracts	476,728
Dividends and interest receivable	1,512,121
Receivable for securities lending income	10,752
Other receivables and prepaid expenses	29,140
Total assets	495,710,908
Liabilities
Payable to affiliates
Accounting and legal services fees	8,964
Transfer agent fees	588
Trustees' fees	131
Investment management fees	131
Other liabilities and accrued expenses	136,857
Total liabilities	146,671
Net assets	$495,564,237
Net assets consist of
Paid-in capital	$461,943,633
Accumulated distributions in excess of net investment income	(251,353)
Accumulated net realized gain (loss) on investments and foreign currency transactions	2,620,823
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	31,251,134
Net assets	$495,564,237

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($142,416 ÷ 13,043 shares)[1]	$10.92
Class I ($3,030,291 ÷ 277,285 shares)	$10.93
Class NAV ($492,391,530 ÷ 45,117,359 shares)	$10.91
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.49

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS15

STATEMENT OF OPERATIONS  For the six months ended 2-28-15 (unaudited)

Investment income
Dividends	$5,587,774
Securities lending	47,766
Interest	454
Less foreign taxes withheld	(207,542)
Total investment income	5,428,452
Expenses
Investment management fees	1,967,788
Distribution and service fees	184
Accounting and legal services fees	27,431
Transfer agent fees	1,757
Trustees' fees	3,519
State registration fees	4,816
Printing and postage	257
Professional fees	26,239
Custodian fees	140,052
Registration and filing fees	11,117
Other	4,858
Total expenses	2,188,018
Less expense reductions	(20,994)
Net expenses	2,167,024
Net investment income	3,261,428
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	8,265,390
Investments in affiliated issuers	(800)
8,264,590
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(3,258,839)
Investments in affiliated issuers	(53)
(3,258,892)
Net realized and unrealized gain	5,005,698
Increase in net assets from operations	$8,267,126

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment income	$3,261,428	$10,964,011
Net realized gain	8,264,590	22,883,140
Change in net unrealized appreciation (depreciation)	(3,258,892)	31,620,852
Increase in net assets resulting from operations	8,267,126	65,468,003
Distributions to shareholders
From net investment income
Class A	(3,092)	(598)
Class I	(71,963)	(8,321)
Class NAV	(12,949,193)	(2,891,248)
From net realized gain
Class A	(7,990)	(530)
Class I	(161,930)	(6,031)
Class NAV	(26,434,429)	(1,826,704)
Total distributions	(39,628,597)	(4,733,432)
From fund share transactions	41,926,728	94,525,063
Total increase	10,565,257	155,259,634
Net assets
Beginning of period	484,998,980	329,739,346
End of period	$495,564,237	$484,998,980
Undistributed (accumulated distributions in excess of) net investment income	($251,353)	$9,511,467

SEE NOTES TO FINANCIAL STATEMENTS17

Financial highlights

Class A Shares Period ended	2-28-15	[1]	8-31-14		8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$11.66		$9.94		$10.00
Net investment income[3]	0.05		0.26	[4]	0.04
Net realized and unrealized gain (loss) on investments	0.08		1.57		(0.10)
Total from investment operations	0.13		1.83		(0.06)
Less distributions
From net investment income	(0.24)		(0.06)		—
From net realized gain	(0.63)		(0.05)		—
Total distributions	(0.87)		(0.11)		—
Net asset value, end of period	$10.92		$11.66		$9.94
Total return (%)[5,6]	1.37	[7]	18.52		(0.60	) [7]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[8]	—	[8]	—	[8]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.28	[9]	1.37		1.48	[9]
Expenses including reductions	1.38	[9]	1.34		1.24	[9]
Net investment income	0.91	[9]	2.36	[4]	1.35	[9]
Portfolio turnover (%)	17		70		8

1	Six months ended 2-28-15. Unaudited.
2	Period from 5-16-13 (commencement of operations) to 8-31-13.
3	Based on average daily shares outstanding.
4	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.05 and 0.47%, respectively.
5	Does not reflect the effect of sales charges, if any.
6	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
7	Not annualized.
8	Less than $500,000.
9	Annualized.

18SEE NOTES TO FINANCIAL STATEMENTS

Class I Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$11.70		$9.95	$10.00
Net investment income[3]	0.06		0.31 [4]	0.08
Net realized and unrealized gain (loss) on investments	0.08		1.56	(0.13)
Total from investment operations	0.14		1.87	(0.05)
Less distributions
From net investment income	(0.28)		(0.07)	—
From net realized gain	(0.63)		(0.05)	—
Total distributions	(0.91)		(0.12)	—
Net asset value, end of period	$10.93		$11.70	$9.95
Total return (%)[5]	1.42	[6]	18.95	(0.50	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$3		$3	$1
Ratios (as a percentage of average net assets):
Expenses before reductions	1.20	[7]	1.05	1.13	[7]
Expenses including reductions	1.13	[7]	1.05	1.12	[7]
Net investment income	1.15	[7]	2.79 [4]	3.06	[7]
Portfolio turnover (%)	17		70	8

1	Six months ended 2-28-15. Unaudited.
2	Period from 5-16-13 (commencement of operations) to 8-31-13.
3	Based on average daily shares outstanding.
4	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.05 and 0.47%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS19

Class NAV Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	[2]
Per share operating performance
Net asset value, beginning of period	$11.70		$9.95	$10.00
Net investment income[3]	0.08		0.31 [4]	0.05
Net realized and unrealized gain (loss) on investments	0.07		1.57	(0.10)
Total from investment operations	0.15		1.88	(0.05)
Less distributions
From net investment income	(0.31)		(0.08)	—
From net realized gain	(0.63)		(0.05)	—
Total distributions	(0.94)		(0.13)	—
Net asset value, end of period	$10.91		$11.70	$9.95
Total return (%)[5]	1.51	[6]	19.06	(0.50	) [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$492		$482	$329
Ratios (as a percentage of average net assets):
Expenses before reductions	0.91	[7]	0.93	1.03	[7]
Expenses including reductions	0.91	[7]	0.93	1.02	[7]
Net investment income	1.37	[7]	2.76 [4]	1.59	[7]
Portfolio turnover (%)	17		70	8

1	Six months ended 2-28-15. Unaudited.
2	Period from 5-16-13 (commencement of operations) to 8-31-13.
3	Based on average daily shares outstanding.
4	Net investment income per share and the percentage of average net assets reflect special dividends received by the fund, which amounted to $0.05 and 0.47%, respectively.
5	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6	Not annualized.
7	Annualized.

20SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Global Equity Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation.

The fund may offer multiple classes of shares. The shares currently offered by the fund are detailed in the Statement of assets and liabilities. Class A shares are open to all investors. Class I shares are offered to institutions and certain investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as "funds of funds" that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's

21

own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2015, by major security category or type:

	Total market value at 2-28-15	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Common stocks
Australia	$15,945,651	—	$15,945,651	—
Bermuda	5,906,692	—	5,906,692	—
France	20,352,985	—	20,352,985	—
Germany	7,897,291	—	7,897,291	—
Hong Kong	7,662,556	—	7,662,556	—
Ireland	15,532,987	$9,515,991	6,016,996	—
Japan	40,385,681	—	40,385,681	—
Luxembourg	6,827,802	—	6,827,802	—
Netherlands	28,719,087	—	28,719,087	—
Norway	5,317,993	—	5,317,993	—
Singapore	6,438,440	—	6,438,440	—
Switzerland	27,543,054	—	27,543,054	—
United Kingdom	42,884,179	7,601,969	35,282,210	—
United States	247,619,207	240,068,800	7,550,407	—
Short-term investments	10,958,491	10,958,491	—	—
Total Investments in Securities	$489,992,096	$268,145,251	$221,846,845	—
Other Financial Instruments:
Forward foreign currency contracts	$476,728	—	$476,728	—

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Securities lending. The fund may lend its securities to earn additional income. The fund receives cash collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its collateral in JHCT, an affiliate of the fund, which has a floating net asset value and is registered with the Securities and Exchange Commission as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments.The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of

22

replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.

Foreign currency translation. Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2015 were $419. For the six months ended February 28, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

23

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to investments in passive foreign investment companies and wash sale loss deferrals.

Note 3 — Derivative Instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts are typically traded through the OTC market. Certain forwards are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The fund attempts to reduce its exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of its OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund's total return, and the potential for losses in excess of the amounts recognized on the Statement of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

24

During the six months ended February 28, 2015, the fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended February 28, 2015, the fund held forward foreign currency contracts with U.S. dollar notional values ranging from $14.3 million to $43.7 million, as measured at each quarter end. The following table summarizes the contracts held at February 28, 2015.

Contract to buy		Contract to sell		Counterparty	Contractual settlement date	Unrealized appreciation	Unrealized depreciation	Net unrealized appreciation/ (depreciation)
USD	29,566,340	EUR	26,012,969	Deutsche Bank AG London	5/12/2015	$432,202	—	$432,202
USD	14,124,946	JPY	1,682,846,057	Toronto Dominion Bank	5/12/2015	44,526	—	44,526
						$476,728	—	$476,728

Currency abbreviation
EUR	Euro	USD	U.S. Dollar
JPY	Japanese Yen

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivative fair value
Foreign exchange contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$476,728	—

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2015:

Risk	Statement of operations location	Investments in unaffiliated issuers and foreign currency translations*
Foreign exchange contracts	Net realized gain (loss)	$3,347,496

* Realized gain/loss associated with forward foreign currency contracts is included in this caption on the Statement of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2015:

Risk	Statement of operations location	Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies*
Foreign exchange contracts	Change in unrealized appreciation (depreciation)	$321,777

* Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statement of operations.

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under

25

these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, on an annual basis, equal to the sum of: (a) 0.825% of the first $500 million of aggregate net assets, and (b) 0.800% of excess over $500 million of aggregate net assets. When aggregate net assets exceed $500 million, the advisory fee is 0.800% on all net assets. Aggregate net assets generally include the net assets of the fund and other funds indentified the advisory agreement. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net asses of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce all or a portion of its management fee and/or make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.50% and 1.20% for Class A shares and Class I shares, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.25% of the average annual net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) Rule 12b-1 fees, (g) transfer agent fees and service fees, (h) acquired fund fees, and (i) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to $2,387, $983 and $17,624 for Class A, Class I and Class NAV shares, respectively, the six months ended February 28, 2015.

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2015 were equivalent to a net annual effective rate of 0.82% of the fund's average daily net assets.

26

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted a distribution and service plan with respect to Class A shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay contractual rates of distribution and service fees under this arrangements, expressed as an annual percentage of average daily net assets of 0.30% for Class A shares.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor. For the six months ended February 28, 2015, no sales charges were assessed.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2015, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$184	$75	$2,408	$5
Class I	—	1,682	2,408	114
Total	$184	$1,757	$4,816	$119

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to February 28, 2015, state registration fees and printing and postage amounted to $0 and $138, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

27

Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2015 and for the year ended August 31, 2014 were as follows:

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	2,824	$32,189	—	—
Distributions reinvested	219	2,327	—	—
Net increase	3,043	$34,516	—	—
Class I shares
Sold	—	—	185,641	$2,056,099
Distributions reinvested	21,126	$224,776	1,199	13,090
Repurchased	(9,456)	(108,362)	(34,935)	(395,811)
Net increase	11,670	$116,414	151,905	$1,673,378
Class NAV shares
Sold	2,786,422	$30,837,657	8,937,655	$101,556,927
Distributions reinvested	3,708,439	39,383,622	432,047	4,717,952
Repurchased	(2,560,145)	(28,445,481)	(1,210,178)	(13,423,194)
Net increase	3,934,716	$41,775,798	8,159,524	$92,851,685
Total net increase	3,949,429	$41,926,728	8,311,429	$94,525,063

Affiliates of the fund owned 77%, 4% and100% of shares of beneficial interest of Class A, Class I and Class NAV, respectively, on February 28, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $90,445,256 and $80,048,602, respectively, for the six months ended February 28, 2015.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2015, funds within the John Hancock group of funds complex held 99.3% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Lifestyle Growth Portfolio	30.4%
John Hancock Lifestyle Balanced Portfolio	29.1%
John Hancock Lifestyle Aggressive Portfolio	9.5%
John Hancock Lifestyle Moderate Portfolio	8.2%
John Hancock Lifestyle Conservative Portfolio	5.9%

28

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

29

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Global Equity Fund . It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF220979	425SA 2/15 4/15

John Hancock

Redwood Fund

Semiannual report 2/28/15

A message to shareholders

Dear fellow shareholder,

Strong economic growth in the United States set the global standard in 2014, and appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about sustained relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but note that opportunities are growing and could reward investors should recoveries in those markets begin in earnest.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. The European Central Bank announced dramatic monetary policy measures in January to promote economic activity in the region—similar to the monetary policy activity of the U.S. Federal Reserve (Fed) in recent years. One effect has been to push the value of the euro down relative to the U.S. dollar, which benefits European exporters by making their goods cheaper.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The Fed has signaled its intention to raise short-term interest rates at some point in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 28, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Redwood Fund

2	Your fund at a glance
4	Discussion of fund performance
8	A look at performance
10	Your expenses
12	Fund's investments
15	Financial statements
19	Financial highlights
24	Notes to financial statements
34	More information

1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

AVERAGE ANNUAL TOTAL RETURNS AS OF 2/28/15 (%)

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The CBOE S&P 500 BuyWrite Index is an index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.

It is not possible to invest directly in an index.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges.Actual load-adjusted performance is lower.

1	Class A shares were first offered on 12-30-13. The returns prior to this date are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A shares.

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative, and results for other share classes will vary. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectuses.

2

PERFORMANCE HIGHLIGHTS OVER THE LAST SIX MONTHS

U.S. stocks gained

U.S. stocks produced solid gains during the six months ended February 28, 2015, despite volatility resulting from worries about global growth, plunging energy prices, and geopolitical concerns.

Low volatility hurt performance

Historically low levels of volatility resulted in somewhat muted returns for the strategy, though we continued to manage volatility and provide investors with significant downside protection.

Fund underperformed the S&P 500 Index

The fund had a positive absolute return, but underperformed the absolute and risk-adjusted performance of its benchmark.

SECTOR COMPOSITION AS OF 2/28/15 (%)

A note about risks

While the fund seeks to limit losses through options and other strategies, it may still lose money. The stock prices of midsize and small companies can change more frequently and dramatically than those of large companies. Investments in initial public offerings are often volatile. Foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability. Hedging, derivatives, and other strategic transactions may increase the volatility of a fund and, if the transaction is not successful, could result in a significant loss to a fund. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a fund's securities may be unable or unwilling to make timely principal, interest, or settlement payments, or to otherwise honor its obligations. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. Please see the fund's prospectuses for additional risks.

3

Discussion of fund performance

An interview with Portfolio Manager Todd G. Hawthorne, Boston Partners

Todd G. Hawthorne
Portfolio Manager
Boston Partners

U.S. equity markets performed well in the six months ended February 28, 2015. What can you tell us about economic and market conditions?

U.S. equity markets performed well, as the S&P 500 Index repeatedly reached new highs. Stocks were supported by continued improvement in the U.S. economy, with the unemployment rate falling to 5.5% in February, consumer metrics all generally trending up, continued low interest rates, and steady corporate earnings growth. But the period was not without bouts of volatility. The market faced geopolitical tensions, economic malaise in Europe and Japan, weaker growth in China, and plunging oil prices. Indeed, investors grew increasingly concerned about the prospects of global deflation. Inflation measures around the world declined along with oil prices, which had fallen by over 50% at one point in the period. In addition, earnings concerns for U.S. multinationals began to gain attention due to weaker demand from foreign markets and the rising U.S. dollar causing currency translation shortfalls. What's more, falling oil prices resulted in sharply reduced earnings from energy companies, while the benefit of boosting consumer spending and confidence will likely only begin to be felt over the next few quarters.

In those conditions, market volatility spiked briefly in October and again in December, particularly around the end of the U.S. Federal Reserve's (Fed) quantitative easing program late in 2014. The CBOE Volatility Index (VIX) is commonly referred to as a fear gauge because it reflects investor expectations for market volatility over the coming 30 days. When the VIX is high, it suggests fear or uncertainty in the outlook for equities, while low volatility suggests a more optimistic environment for stocks. The VIX surged several times during the period but remained low relative to historical norms. Overall, growth outperformed value at all capitalization ranges, as measured by the Russell indexes. Growth stocks benefited from investors' willingness to pay for positive business momentum and more certainty around earnings growth.

How would you characterize the fund's performance in that environment?

The fund's goal is to deliver better risk-adjusted returns than the broad equity market as represented by its benchmark, the S&P 500 Index. For the last six months, the fund had a positive absolute return, but underperformed the benchmark. Historically low volatility was the primary reason for

4

"By using deep in-the-money call options, we are able to take advantage of volatility embedded in the options while simultaneously providing significant equity downside protection."
below-target performance; nevertheless, we continued to manage volatility and provide investors with significant downside protection.

Can you tell us more about the fund's management process and importance of volatility?

We manage the portfolio with the aim of providing equity-like returns over a complete market cycle, but with less volatility and greater downside protection than the broad equity market as represented by the benchmark. To do this, we use an in-the-money, equity buy-write option strategy in an attempt to take advantage of stock price movements. This approach regularly uses derivative instruments in an attempt to enhance investment returns, to hedge against market and other risks, and/or to obtain market exposure with reduced transaction costs. In particular, we regularly purchase and sell combinations of put and call options. We should also point out that the overwhelming majority of cash in the portfolio as of February 28 represents cash proceeds from sold puts and serves to collateralize those positions.

Volatility is important because it creates opportunities to trade options positions at higher volatility levels and thus raise overall portfolio yields; we do this by buying long stock positions and selling call options against those positions. This creates a type of synthetic yield instrument that provides economic protection down to below the option's strike price and provides returns (a yield much like a bond) through excess volatility. By using deep in-the-money call options, we are able to take

TOP 10 HOLDINGS AS OF 2/28/15 (%)

Citigroup, Inc.	5.2
Express Scripts Holding Company	3.1
CBS Corp., Class B	2.8
General Motors Company	2.3
Oracle Corp.	2.2
Juniper Networks, Inc.	2.0
Las Vegas Sands Corp.	1.8
Capital One Financial Corp.	1.8
AbbVie, Inc.	1.8
Celgene Corp.	1.8
TOTAL	24.8
As a percentage of net assets.
Cash and cash equivalents are not included.

5

"We believe the U.S. economy is a bright spot in the global economic landscape, though U.S. equity markets continue to trade at increasingly demanding valuations."

advantage of volatility embedded in the options while simultaneously providing significant equity downside protection.

What were some of the positions that contributed to performance for the six months?

A key contribution to performance came from a buy-write position in for-profit educational corporation Apollo Education Group, Inc. We capitalized on volatility surrounding the name, and market participants appeared to agree with the company management's view that lower-cost tuition will stabilize enrollment figures. Additionally, the fund's performance was aided by a position in Whole Foods Market, Inc., a retailer of natural and organic foods. The fund benefited from volatility due to elevated implied volatility levels within Whole Foods' options, and share price appreciation resulted in the position staying well above strike price. Last, the fund's buy-write position in Delta Air Lines, Inc buoyed performance, as the stock's options and share price appreciation benefited the position. Other notable contributors were Citigroup Inc., Apple Inc., and B/E Aerospace, Inc.

What positions or trades didn't work so well?

At the other end of the spectrum, the fund's buy-write position in Genworth Financial, Inc., a global financial security company, detracted from performance. The market reacted negatively to new regulations in the mortgage insurance market. In addition, the fund's buy-write position in specialty apparel retailer Abercrombie & Fitch Co. also detracted from performance. However, we have conviction in the stock's valuation support and improving business momentum as a result of company management's recent cost-cutting initiatives. A buy-write position in global oil services company Cameron International Corp. detracted, as the company's shares sold off amid deterioration in the energy sector. Other detractors included positions in Cliffs Natural Resources, Inc. and Flowserve Corp. We sold Cliffs prior to period end.

How was the fund positioned at the end of the period?

We believe the U.S. economy is a bright spot in the global economic landscape, though U.S. equity markets continue to trade at increasingly demanding valuations. In the U.S., gains in employment and wages, coupled with falling gasoline prices, should result in healthier consumer spending going forward. This is typically a good sign for investors; however, given the steadily improving economy, investors should expect the Fed to begin ratcheting up short-term rates in the second half of 2015. We would expect that increase in interest rates to add volatility to the market. If this view is correct,

6

we would look to capitalize upon higher volatility yields via our deep-in-the-money buy/write approach. As we complete the sixth year of the bull market and stocks are more highly valued than the average over the past 60 years, the portfolio is positioned—as always—to provide investors downside protection in the event of a market correction.

MANAGED BY

Todd G. Hawthorne On the fund since inception Investing since 1997

The views expressed in this report are exclusively those of Todd G. Hawthorne, Boston Partners, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk. Boston Partners is an investment division of Robeco Investment Management, Inc.

7

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2015

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-months	Since inception[1]
Class A2	-3.01	3.86	-4.44	13.82
Class C2	0.35	4.58	-0.72	16.54
Class I2,3	2.36	5.76	0.76	21.11
Class R6[2,3]	2.62	5.91	0.94	21.70
Class NAV[3]	2.62	5.90	0.85	21.66
Index 1†	15.51	21.91	6.12	96.84
Index 2†	4.76	11.76	-1.09	46.26

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 5% and the contingent deferred sales charges (CDSC) on Class C shares. Class C shares sold within one year of purchase are subject to a 1% CDSC. Sales charges are not applicable to Class I, Class R6, and Class NAV shares.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the fund and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

	Class A	Class C*	Class I	Class R6	Class NAV
Gross (%)	1.62	2.32	1.30	1.22	1.19
Net (%)	1.62	2.32	1.30	1.19	1.19

*	Expenses have been estimated for the class's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index 1 is the S&P 500 Index; Index 2 is the CBOE S&P 500 BuyWrite Index.

See the following page for footnotes.

8

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Redwood Fund for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two separate indexes.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index 1 ($)	Index 2 ($)
Class C2,4	9-29-11	11,654	11,654	19,684	14,626
Class I2,3	9-29-11	12,111	12,111	19,684	14,626
Class R6[2,3]	9-29-11	12,170	12,170	19,684	14,626
Class NAV[3]	9-29-11	12,166	12,166	19,684	14,626

The S&P 500 Index is an unmanaged index that includes 500 widely traded common stocks.

The CBOE S&P 500 BuyWrite Index is an index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

Footnotes related to performance pages

1	From 9-29-11.
2	Class A, Class I, and Class R6 shares were first offered on 12-30-13; Class C shares were first offered on 6-27-14. The returns prior to these dates are those of Class NAV shares that have been recalculated to apply the gross fees and expenses of Class A, Class I, Class R6, and Class C shares, as applicable.
3	For certain types of investors, as described in the fund's prospectuses.
4	The contingent deferred sales charge is not applicable.

9

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

•	Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
•	Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are presenting only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund's actual ongoing operating expenses, and is based on the fund's actual return. It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,005.90	$8.46	1.70%
Class C	1,000.00	1,002.30	11.92	2.40%
Class I	1,000.00	1,007.60	6.97	1.40%
Class R6	1,000.00	1,009.40	5.73	1.15%
Class NAV	1,000.00	1,008.50	5.73	1.15%

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at February 28, 2015, by $1,000.00, then multiply it by the "expenses paid" for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

10

Hypothetical example for comparison purposes

This table allows you to compare the fund's ongoing operating expenses with those of any other fund. It provides an example of the fund's hypothetical account values and hypothetical expenses based on each class's actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund's actual return). It assumes an account value of $1,000.00 on September 1, 2014, with the same investment held until February 28, 2015. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period ended 2-28-2015[1]	Annualized expense ratio
Class A	$1,000.00	$1,016.40	$8.50	1.70%
Class C	1,000.00	1,012.90	11.98	2.40%
Class I	1,000.00	1,017.90	7.00	1.40%
Class R6	1,000.00	1,018.80	5.76	1.15%
Class NAV	1,000.00	1,019.10	5.76	1.15%

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectuses for details regarding transaction costs.

1	Expenses are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

11

Fund's investments

As of 2-28-15 (unaudited)
	Shares	Value
Common stocks 69.1%		$412,377,047
(Cost $375,507,749)
Consumer discretionary 19.6%		116,762,109
Automobiles 2.3%
General Motors Company (D)	363,600	13,565,917
Diversified consumer services 0.8%
Apollo Education Group, Inc. (D) (I)	171,300	4,736,445
Hotels, restaurants and leisure 1.8%
Las Vegas Sands Corp. (D)	189,300	10,771,170
Household durables 1.1%
Garmin, Ltd. (D)	133,300	6,615,679
Leisure products 1.4%
Hasbro, Inc. (D)	132,700	8,269,201
Media 6.6%
CBS Corp., Class B (D)	282,400	16,689,840
Comcast Corp., Class A	79,400	4,714,772
DISH Network Corp., Class A (D) (I)	132,900	9,972,816
Time Warner Cable, Inc. (D)	51,800	7,979,790
Multiline retail 1.6%
Macy's, Inc. (D)	150,200	9,570,744
Specialty retail 2.9%
Abercrombie & Fitch Company, Class A (D)	390,000	9,648,600
The Gap, Inc. (D)	179,000	7,446,400
Textiles, apparel and luxury goods 1.1%
Coach, Inc. (D)	155,700	6,780,735
Consumer staples 3.1%		18,844,235
Food products 3.1%
Kellogg Company (D)	89,300	5,758,064
Mead Johnson Nutrition Company (D)	81,500	8,537,940
Tyson Foods, Inc., Class A (D)	110,100	4,548,231
Energy 3.9%		23,623,007
Energy equipment and services 1.5%
Cameron International Corp. (D) (I)	188,900	8,893,412
Oil, gas and consumable fuels 2.4%
EOG Resources, Inc. (D)	62,400	5,598,528
Phillips 66 (D)	116,300	9,124,898
Valero Energy Corp. (D)	100	6,169

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials 9.6%		$57,086,639
Banks 6.7%
Bank of America Corp. (D)	265,200	4,192,812
Citigroup, Inc. (D)	591,800	31,022,156
Fifth Third Bancorp (D)	232,400	4,499,264
Capital markets 1.1%
Waddell & Reed Financial, Inc., Class A (D)	137,200	6,785,912
Consumer finance 1.8%
Capital One Financial Corp. (D)	134,500	10,586,495
Health care 11.0%		65,516,174
Biotechnology 2.8%
Celgene Corp. (D) (I)	86,900	10,560,957
Gilead Sciences, Inc. (D) (I)	62,300	6,449,919
Health care equipment and supplies 2.2%
Boston Scientific Corp. (I)	323,200	5,462,080
Thoratec Corp. (D) (I)	186,500	7,594,280
Health care providers and services 4.2%
Express Scripts Holding Company (D) (I)	218,600	18,535,094
HCA Holdings, Inc. (D) (I)	88,600	6,338,444
Pharmaceuticals 1.8%
AbbVie, Inc. (D)	174,800	10,575,400
Industrials 6.8%		40,674,417
Aerospace and defense 1.2%
B/E Aerospace, Inc. (D)	114,000	7,243,560
Airlines 0.8%
Delta Air Lines, Inc. (D)	108,400	4,825,968
Building products 0.7%
Masco Corp. (D)	169,600	4,441,824
Electrical equipment 1.1%
Eaton Corp. PLC (D)	89,500	6,355,395
Machinery 0.8%
Flowserve Corp. (D)	78,800	4,895,844
Trading companies and distributors 2.2%
Fastenal Company (D)	77,600	3,224,280
United Rentals, Inc. (D) (I)	104,100	9,687,546
Information technology 15.1%		89,870,466
Communications equipment 3.0%
Juniper Networks, Inc. (D)	506,700	12,115,197
QUALCOMM, Inc. (D)	80,100	5,808,051
Internet software and services 1.7%
eBay, Inc. (D) (I)	178,200	10,319,562

SEE NOTES TO FINANCIAL STATEMENTS13

			Shares	Value
Information technology (continued)
IT services 1.7%
	Accenture PLC, Class A (D)		109,000	$9,813,270
Semiconductors and semiconductor equipment 0.7%
	Micron Technology, Inc. (D) (I)		138,200	4,238,594
Software 3.3%
	Citrix Systems, Inc. (D) (I)		102,800	6,545,790
	Oracle Corp. (D)		300,300	13,159,146
Technology hardware, storage and peripherals 4.7%
	Apple, Inc. (D)		51,300	6,589,998
	EMC Corp. (D)		252,900	7,318,926
	NetApp, Inc. (D)		141,200	5,457,380
	SanDisk Corp. (D)		106,400	8,504,552
	Yield (%)		Shares	Value
Short-term investments 43.0%				$256,445,335
(Cost $256,445,335)
Money market funds 43.0%				256,445,335
State Street Institutional U.S. Government Money Market Fund	0.0000(Y	)	256,445,335	256,445,335
Total investments (Cost $631,953,084)† 112.1%				$668,822,382
Other assets and liabilities, net (12.1%)				($72,070,742)
Total net assets 100.0%				$596,751,640

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Security Abbreviations and Legend
(D)	A portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts. The value of securities segregated amounted to $392,013,838 as of 2-28-15.
(I)	Non-income producing security.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-15.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $632,109,823. Net unrealized appreciation aggregated $36,712,559 of which $52,109,745 related to appreciated investment securities and $15,397,186 related to depreciated investment securities.

14SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENT OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

Assets
Investments, at value (Cost $631,953,084)	$668,822,382
Cash	21,728
Receivable for investments sold	159,208
Receivable for fund shares sold	325,000
Dividends receivable	305,256
Other receivables and prepaid expenses	53,975
Total assets	669,687,549
Liabilities
Payable for fund shares repurchased	84,707
Written options, at value (premium received $68,463,395)	72,789,559
Payable to affiliates
Accounting and legal services fees	11,049
Transfer agent fees	520
Trustees' fees	170
Other liabilities and accrued expenses	49,904
Total liabilities	72,935,909
Net assets	$596,751,640
Net assets consist of
Paid-in capital	$561,400,925
Accumulated net investment loss	(782,875)
Accumulated net realized gain (loss) on investments and options written	3,590,456
Net unrealized appreciation (depreciation) on investments and options written	32,543,134
Net assets	$596,751,640

SEE NOTES TO FINANCIAL STATEMENTS15

STATEMENT OF ASSETS AND LIABILITIES (continued)

Net asset value per share
Based on net asset values and shares outstanding-the fund has an unlimited number of shares authorized with no par value
Class A ($507,559 ÷ 45,981 shares)[1]	$11.04
Class C ($96,083 ÷ 8,726 shares)[1]	$11.01
Class I ($1,768,344 ÷ 159,621 shares)	$11.08
Class R6 ($10,037,496 ÷ 903,437 shares)	$11.11
Class NAV ($584,342,158 ÷ 52,600,500 shares)	$11.11
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$11.62

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

16SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS   For the six months ended 2-28-15 (unaudited)

Investment income
Dividends	$2,526,082
Expenses
Investment management fees	3,145,529
Distribution and service fees	942
Accounting and legal services fees	33,322
Transfer agent fees	925
Trustees' fees	4,002
State registration fees	28,525
Printing and postage	827
Professional fees	41,611
Custodian fees	36,242
Registration and filing fees	56,327
Other	7,011
Total expenses	3,355,263
Less expense reductions	(46,306)
Net expenses	3,308,957
Net investment loss	(782,875)
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments	2,715,129
Written options	15,384,243
18,099,372
Change in net unrealized appreciation (depreciation) of
Investments	(15,227,007)
Written options	3,144,760
(12,082,247)
Net realized and unrealized gain	6,017,125
Increase in net assets from operations	$5,234,250

SEE NOTES TO FINANCIAL STATEMENTS17

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)
Increase (decrease) in net assets
From operations
Net investment loss	($782,875)	($2,911,970)
Net realized gain	18,099,372	37,528,679
Change in net unrealized appreciation (depreciation)	(12,082,247)	(8,853,372)
Increase in net assets resulting from operations	5,234,250	25,763,337
Distributions to shareholders
From net realized gain
Class A	(19,883)	—
Class C	(4,740)	—
Class I	(70,697)	—
Class R6	(194,271)	—
Class NAV	(27,959,912)	(8,617,341)
Total distributions	(28,249,503)	(8,617,341)
From fund share transactions	73,495,968	70,670,128
Total increase	50,480,715	87,816,124
Net assets
Beginning of period	546,270,925	458,454,801
End of period	$596,751,640	$546,270,925
Accumulated net investment loss	($782,875)	—

18SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Class A Shares Period ended	2-28-15	[1]	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$11.52		$11.28
Net investment loss[3]	(0.05)		(0.08)
Net realized and unrealized gain on investments	0.11		0.32
Total from investment operations	0.06		0.24
Less distributions
From net realized gain	(0.54)		—
Net asset value, end of period	$11.04		$11.52
Total return (%)[4,5]	0.59	[6]	2.13	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	$1		—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	5.80	[8]	6.19	[8]
Expenses including reductions	1.70	[8]	1.62	[8]
Net investment loss	(0.82	) [8]	(1.07	) [8]
Portfolio turnover (%)	40		86	[9]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class A shares is 12-30-13.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS19

Class C Shares Period ended	2-28-15	[1]	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$11.53		$11.46
Net investment loss[3]	(0.08)		(0.04)
Net realized and unrealized gain on investments	0.10		0.11
Total from investment operations	0.02		0.07
Less distributions
From net realized gain	(0.54)		—
Net asset value, end of period	$11.01		$11.53
Total return (%)[4,5]	0.23	[6]	0.61	[6]
Ratios and supplemental data
Net assets, end of period (in millions)	—	[7]	—	[7]
Ratios (as a percentage of average net assets):
Expenses before reductions	15.40	[8]	19.72	[8]
Expenses including reductions	2.40	[8]	2.40	[8]
Net investment loss	(1.52	) [8]	(1.91	) [8]
Portfolio turnover (%)	40		86	[9]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class C shares is 6-27-14.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Does not reflect the effect of sales charges, if any.
6	Not annualized.
7	Less than $500,000.
8	Annualized.
9	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

20SEE NOTES TO FINANCIAL STATEMENTS

Class I Shares Period ended	2-28-15	[1]	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$11.54		$11.28
Net investment loss[3]	(0.03)		(0.06)
Net realized and unrealized gain on investments	0.11		0.32
Total from investment operations	0.08		0.26
Less distributions
From net realized gain	(0.54)		—
Net asset value, end of period	$11.08		$11.54
Total return (%)[4]	0.76	[5]	2.30	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$2		—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	2.61	[7]	5.87	[7]
Expenses including reductions	1.40	[7]	1.30	[7]
Net investment loss	(0.50	) [7]	(0.75	) [7]
Portfolio turnover (%)	40		86	[8]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class I shares is 12-30-13.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS21

Class R6 Shares Period ended	2-28-15	[1]	8-31-14	[2]
Per share operating performance
Net asset value, beginning of period	$11.55		$11.28
Net investment loss[3]	(0.02)		(0.05)
Net realized and unrealized gain on investments	0.12		0.32
Total from investment operations	0.10		0.27
Less distributions
From net realized gain	(0.54)		—
Net asset value, end of period	$11.11		$11.55
Total return (%)[4]	0.94	[5]	2.39	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$10		—	[6]
Ratios (as a percentage of average net assets):
Expenses before reductions	1.80	[7]	5.78	[7]
Expenses including reductions	1.15	[7]	1.16	[7]
Net investment loss	(0.41	) [7]	(0.60	) [7]
Portfolio turnover (%)	40		86	[8]

1	Six months ended 2-28-15. Unaudited.
2	The inception date for Class R6 shares is 12-30-13.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Less than $500,000.
7	Annualized.
8	The portfolio turnover is shown for the period from 9-1-13 to 8-31-14.

22SEE NOTES TO FINANCIAL STATEMENTS

Class NAV Shares Period ended	2-28-15	[1]	8-31-14	8-31-13	8-31-12	[2]
Per share operating performance
Net asset value, beginning of period	$11.56		$11.17	$10.78	$10.00
Net investment income (loss)[3]	(0.02)		(0.07)	0.04	0.04
Net realized and unrealized gain on investments	0.11		0.67	0.58	0.77
Total from investment operations	0.09		0.60	0.62	0.81
Less distributions
From net investment income	—		—	(0.09)	(0.01)
From net realized gain	(0.54)		(0.21)	(0.14)	(0.02)
Total distributions	(0.54)		(0.21)	(0.23)	(0.03)
Net asset value, end of period	$11.11		$11.56	$11.17	$10.78
Total return (%)[4]	0.85	[5]	5.44	5.85	8.09	[5]
Ratios and supplemental data
Net assets, end of period (in millions)	$584		$546	$458	$428
Ratios (as a percentage of average net assets):
Expenses before reductions	1.16	[6]	1.16	1.14	1.16	[6]
Expenses including reductions	1.15	[6]	1.15	1.14	1.16	[6]
Net investment income (loss)	(0.27	) [6]	(0.59)	0.34	0.41	[6]
Portfolio turnover (%)	40		86	74	95

1	Six months ended 2-28-15. Unaudited.
2	Period from 9-29-11 (commencement of operations) to 8-31-12.
3	Based on average daily shares outstanding.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Not annualized.
6	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS23

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Redwood Fund (the fund) is a series of John Hancock Funds II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation with a high degree of downside protection and reduced volatility relative to the broad U.S. equity market.

The fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are available only to certain retirement plans, institutions and other investors. Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices and Retirement Living Portfolios are series of the Trust and operate as "funds of funds" that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end management investment companies are valued at their respective net asset values each business day. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Securities and options that trade only in the over-the-counter (OTC) market are valued using bid prices.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2015, all investments are categorized as Level 1 under the hierarchy described above.

24

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Commitment fees for the six months ended February 28, 2015 were $287. For the six months ended February 28, 2015, the fund had no borrowings under the line of credit.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class specific expenses, such as state registration fees and printing and postage, for all-classes, were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2014, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends and capital gain distributions, if any, annually.

Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to straddle loss deferrals and net operating losses.

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Note 3 — Derivative instruments

The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Certain options are traded or cleared on an exchange. Exchange-traded transactions generally present less counterparty risk to the fund than OTC transactions. The exchange stands between the fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member. Securities pledged by the fund for exchange-traded, if any, are identified in the Fund's investments.

Options. There are two types of options, put options and call options. Options are traded either OTC or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase the fund's exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease the fund's exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statement of assets and liabilities. In addition, OTC options are subject to the risks of all OTC derivatives contracts.

When the fund purchases an option, the premium paid by the fund is included in the Fund's investments and subsequently "marked-to-market" to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If the fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently "marked-to-market" to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by the fund.

During the six months ended February 28, 2015, the fund wrote option contracts to gain exposure to certain securities markets, substitute for securities purchased, provide downside protection for the fund and generate premium income. The following tables summarize the fund's written options activities during the six months ended February 28, 2015 and the contracts held at February 28, 2015.

	Number of Contracts	Premiums
Outstanding, beginning of period	108,419	$66,066,529
Options written	158,586	86,845,886
Option closed	(75,342)	(52,888,115)
Options exercised	(40,439)	(27,515,449)
Options expired	(18,393)	(4,045,456)
Outstanding, end of period	132,831	$68,463,395

26

Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Calls
Abbvie, Inc.	$55.00	Aug 2015	1,236	$967,721	($896,100)
Abbvie, Inc.	50.00	Aug 2015	512	459,234	(570,880)
Abercrombie & Fitch Company	28.00	May 2015	1,581	513,753	(150,195)
Abercrombie & Fitch Company	22.00	Aug 2015	2,319	1,296,204	(1,037,753)
Accenture PLC	80.00	Jan 2016	1,090	1,313,815	(1,346,150)
Apollo Education Group, Inc.	24.00	May 2015	1,713	1,007,156	(740,873)
Apple, Inc.	87.50	Apr 2015	49	62,325	(200,900)
Apple, Inc.	90.00	Jul 2015	464	952,692	(1,802,640)
B/E Aerospace, Inc.	55.00	Jan 2016	644	680,668	(727,720)
B/E Aerospace, Inc.	55.00	Jul 2015	496	390,324	(473,680)
Bank of America Corp.	14.00	May 2015	2,652	648,431	(517,140)
Boston Scientific Corp.	12.00	Aug 2015	3,232	933,904	(1,640,240)
Cameron International Corp.	42.50	May 2015	1,889	1,402,479	(1,114,510)
Capital One Financial Corp.	70.00	Mar 2015	768	812,884	(695,040)
Capital One Financial Corp.	70.00	Jun 2015	577	488,686	(569,788)
CBS Corp.	47.50	Jun 2015	2,824	2,307,049	(3,381,740)
Celgene Corp.	90.00	Jul 2015	869	2,395,747	(2,887,253)
Citigroup, Inc.	50.00	Jun 2015	4,086	2,377,843	(1,665,045)
Citigroup, Inc.	50.00	Sep 2015	1,840	1,116,785	(897,000)
Citrix Systems, Inc.	55.00	Jun 2015	1,028	1,189,330	(981,740)
Coach, Inc.	34.00	Aug 2015	1,557	956,693	(1,494,720)
Comcast Corp.	50.00	Jul 2015	794	581,165	(780,105)
Delta Air Lines, Inc.	37.00	Sep 2015	1,084	1,189,080	(1,084,000)
Dish Network Corp.	55.00	Mar 2015	641	680,702	(1,291,615)
Dish Network Corp.	67.50	Jun 2015	688	892,292	(698,320)
Eaton Corp. PLC	57.50	Jan 2016	895	945,960	(1,270,900)
eBay, Inc.	50.00	Apr 2015	534	303,285	(433,875)
eBay, Inc.	50.00	Jul 2015	1,248	939,763	(1,132,560)
EMC Corp.	25.00	Jan 2016	2,529	1,320,012	(1,194,953)
EOG Resources, Inc.	75.00	Apr 2015	624	1,183,678	(950,040)
Express Scripts Holding Company	67.50	May 2015	2,186	2,927,694	(3,776,315)
Fastenal Company	42.00	Aug 2015	776	416,673	(195,940)
Fifth Third Bancorp	17.00	Aug 2015	2,324	587,870	(600,754)
Flowserve Corp.	55.00	Apr 2015	788	320,679	(587,060)
Garmin LTD	45.00	Apr 2015	113	$89,655	($52,545)
Garmin LTD	45.00	Jul 2015	1,220	1,167,468	(667,950)
General Motors Company	30.00	Mar 2015	893	388,330	(647,425)
General Motors Company	30.00	Jun 2015	2,743	1,321,992	(2,002,390)
Gilead Sciences, Inc.	80.00	Jan 2016	623	1,914,101	(1,616,685)
Hasbro, Inc.	47.50	Jul 2015	1,327	1,228,724	(1,957,325)
HCA Holdings, Inc.	55.00	Jun 2015	886	1,197,812	(1,612,520)
Juniper Networks, Inc.	21.00	Apr 2015	2,603	776,517	(795,217)
Juniper Networks, Inc.	20.00	Jan 2016	2,464	965,772	(1,188,880)
Kellogg Company	60.00	Jun 2015	893	610,764	(437,570)
Las Vegas Sands Corp.	55.00	Mar 2015	755	557,622	(201,585)
Las Vegas Sands Corp.	57.50	Jun 2015	1,138	500,665	(347,090)

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Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Macy's, Inc.	$50.00	May 2015	750	$605,208	($1,021,875)
Macy's, Inc.	57.50	Aug 2015	752	700,820	(575,280)
Masco Corp.	23.00	Jul 2015	1,696	639,310	(644,480)
Mead Johnson Nutrition Company	90.00	May 2015	427	669,080	(657,580)
Mead Johnson Nutrition Company	85.00	May 2015	388	551,709	(778,910)
Micron Technology, Inc.	26.00	Oct 2015	1,382	804,254	(898,300)
Netapp, Inc.	35.00	Sep 2015	1,412	475,779	(677,760)
Oracle Corp.	37.00	Mar 2015	1,162	430,638	(807,590)
Oracle Corp.	36.00	Mar 2015	1,841	824,180	(1,463,595)
Phillips 66	65.00	May 2015	603	679,543	(841,185)
Phillips 66	65.00	Aug 2015	560	614,285	(862,400)
Qualcomm, Inc.	65.00	Jul 2015	801	838,598	(654,818)
Sandisk Corp.	65.00	Jan 2016	529	1,154,232	(993,198)
Sandisk Corp.	70.00	Jan 2016	535	806,209	(819,888)
The Gap, Inc.	37.00	Jun 2015	1,790	946,821	(921,850)
Thoratec Corp.	23.00	Apr 2015	1,865	816,781	(3,189,150)
Time Warner Cable, Inc.	120.00	Oct 2015	518	1,718,154	(1,895,880)
Tyson Foods, Inc.	35.00	Jul 2015	1,101	700,178	(765,195)
United Rentals, Inc.	95.00	Jun 2015	1,041	2,467,076	(655,830)
Valero Energy Corp.	42.50	Mar 2015	1	417	(1,965)
Waddell & Reed Financial, Inc.	45.00	Jun 2015	1,372	526,976	(795,760)
				$62,252,246	($69,237,215)
Puts
Apple, Inc.	$115.00	Jul 2015	387	$101,377	($135,450)
Apple, Inc.	90.00	Jul 2015	553	258,191	(24,608)
Apple, Inc.	97.50	Jul 2015	714	329,119	(58,190)
Bank of America Corp.	15.00	Aug 2015	4,074	268,722	(279,068)
Bank of America Corp.	15.00	May 2015	3,801	235,512	(146,339)
Brocade Communications Systems	9.00	Apr 2015	5,172	258,397	(12,930)
Brocade Communications Systems	10.00	Jan 2016	5,912	425,418	(268,996)
Carnival Corp.	31.00	Apr 2015	1,198	140,117	(5,990)
Caterpillar, Inc.	80.00	Aug 2015	1,105	470,677	(472,388)
Coach, Inc.	37.00	May 2015	801	56,037	(36,045)
Delta Air Lines, Inc.	35.00	Sep 2015	1,461	257,074	(196,505)
Delta Air Lines, Inc.	32.00	Mar 2015	1,814	215,155	(10,884)
Fifth Third Bancorp	18.00	May 2015	3,263	$208,703	($92,996)
Ford Motor Company	13.00	Jun 2015	6,731	443,979	(50,483)
Google, Inc.	510.00	Apr 2015	265	173,296	(91,425)
Hewlett-Packard Company	32.00	Jan 2016	1,473	254,767	(354,257)
Hewlett-Packard Company	33.00	Aug 2015	2,680	273,251	(486,420)
JPMorgan Chase & Company	50.00	Sep 2015	1,176	256,317	(99,372)
Schlumberger LTD	92.50	May 2015	513	194,660	(469,395)
Shire PLC	150.00	Apr 2015	200	135,389	(1,000)
Teva Pharmaceutical Industries	50.00	Mar 2015	1,175	130,377	(8,225)
The Goldman Sachs Group, Inc.	170.00	Jul 2015	347	234,207	(96,813)
Valero Energy Corp.	42.50	Mar 2015	905	155,622	(2,262)
Verizon Communications, Inc.	40.00	Oct 2015	2,574	272,739	(118,403)

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Name of issuer	Exercise price	Expiration date	Number of contracts	Premium	Value
Western Digital Corp.	$90.00	Apr 2015	456	$198,265	($22,342)
Whole Foods Market, Inc.	43.00	May 2015	1,360	263,781	(11,558)
				$6,211,149	($3,552,344)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the fund at February 28, 2015 by risk category:

Risk	Statement of assets and liabilities location	Financial instruments location	Asset derivatives fair value	Liabilities derivatives fair value
Equity contracts	Written options, at value	Written options	—	($72,789,559)

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statement of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between the fund and the applicable counterparty.

Effect of derivative instruments on the Statement of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2015:

Statement of operations location - Net realized gain (loss) on:
Risk	Written options
Equity contracts	$15,384,243

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2015:

Statement of operations location - Change in unrealized appreciation (depreciation)
Risk	Written options
Equity contracts	$3,144,760

Note 4 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 5 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor, on an annual basis, equal to the sum of the following. If the average daily net assets are less than $200 million, then the following fee schedule applies: a) 1.200% of the first $100 million of average daily net assets and b) 1.150% of the next $100 million of average daily net assets. If average daily net assets equal or exceed $200 million, then the following fee schedule applies: a) 1.100% of the first $500 million of average daily net assets and b) 1.050% of the fund's average daily net assets in excess of $500 million. The Advisor has a subadvisory agreement with

29

Boston Partners, a division of Robeco Investment Management, Inc. The fund is not responsible for payment of the subadvisory fees.

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2015, this waiver amounted to 0.01% of the fund's average net assets on an annualized basis. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reduce all or a portion of its management fee and/or make payment to the fund to the extent necessary to maintain the fund's total operating expenses at 1.70%, 2.40% and 1.40% for Class A, Class C and Class I shares, respectively, excluding certain expenses such as taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, underlying fund expenses (acquired fund fees) and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R6 shares of the fund, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed 0.00% of average net assets (on an annualized basis) attributable to Class R6 shares (the class expense waiver). The class expense waiver expires on December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has voluntarily agreed to reduce its management fee for the fund, or if necessary make payment to the fund, in an amount equal to the amount by which the expenses of the fund exceed 0.20% of the average net assets (on an annualized basis) of the fund. "Expenses" means all the expenses of the fund, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business, (e) advisory fees, (f) Rule 12b-1 fees, (g) transfer agent fees and service fees, (h) underlying fund expenses (acquired fund fees), and (i) short dividend expense. Prior to January 1, 2015, this voluntary waiver also excluded blue sky fees and printing and postage. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the fund.

The expense reductions described above amounted to the following for the six months ended February 28, 2015:

Class	Expense reduction	Class	Expense reduction
Class A	$6,217	Class R6	$6,627
Class C	6,330	Class NAV	21,265
Class I	5,867	Total	$46,306

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2015 were equivalent to a net annual effective rate of 1.08% of the fund's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2015 amounted to an annual rate of 0.01% of the fund's average daily net assets.

Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans with respect to Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay

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the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund's shares.

Class	Rule 12b-1 fee
Class A	0.30%
Class C	1.00%

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $1,388 for the six months ended February 28, 2015. Of this amount, $219 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $1,136 was paid as sales commissions to broker-dealers and $33 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2015, there were no CDSCs received by the Distributor for Class A or Class C shares.

Transfer agent fees. The fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2015 were:

Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Class A	$455	$187	$6,386	—
Class C	487	60	6,377	$10
Class I	—	517	6,386	—
Class R6	—	161	6,386	—
Total	$942	$925	$25,535	$10

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to February 28, 2015, state registration fees and printing and postage amounted to $2,990 and $817, respectively.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

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Note 6 — Fund share transactions

Transactions in fund shares for the six months ended February 28, 2015 and for the year ended August 31, 2014 were as follows:

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares[1]
Sold	36,996	$419,002	9,073	$102,388
Distributions reinvested	1,376	15,068	—	—
Repurchased	(1,464)	(15,740)	—	—
Net increase	36,908	$418,330	9,073	$102,388
Class C shares[2]
Sold	—	—	8,726	$100,000
Net increase	—	—	8,726	$100,000
Class I shares[1]
Sold	150,740	$1,722,286	8,865	$100,000
Distributions reinvested	6,000	65,882	—	—
Repurchased	(5,984)	(65,709)	—	—
Net increase	150,756	$1,722,459	8,865	$100,000
Class R6 shares[1]
Sold	877,818	$9,849,138	8,865	$100,000
Distributions reinvested	17,208	189,455	—	—
Repurchased	(454)	(4,990)	—	—
Net increase	894,572	$10,033,603	8,865	$100,000
Class NAV shares
Sold	5,153,948	$59,343,712	8,727,782	$99,412,561
Distributions reinvested	2,539,502	27,959,912	764,627	8,617,341
Repurchased	(2,324,893)	(25,982,048)	(3,311,989)	(37,762,162)
Net increase	5,368,557	$61,321,576	6,180,420	$70,267,740
Total net increase	6,450,793	$73,495,968	6,215,949	$70,670,128

1 The inception date for Class A, Class I and Class R6 shares is 12-30-13.

2 The inception date for Class C shares is 6-27-14.

Affiliates of the fund owned 19%, 100%, 7%, 1% and 100% shares of beneficial interest of Class A, Class C, Class I, Class R6 and Class NAV shares, respectively, on February 28, 2015.

Note 7 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to $243,791,753 and $169,059,117, respectively, for the six months ended February 28, 2015.

Note 8 — Investment by affiliated funds

Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At February 28, 2015, funds within the John Hancock group of funds complex held 97.9% of the fund's net assets. The following funds had an affiliate ownership of 5% or more of the fund's net assets:

Fund	Affiliate concentration
John Hancock Funds Alternative Asset Allocation Fund	29.9%
John Hancock Funds Lifestyle Balanced Fund	20.6%

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Fund	Affiliate concentration
John Hancock Funds Lifestyle Growth Fund	20.2%
John Hancock Funds Lifestyle Moderate Fund	6.2%
John Hancock Funds Lifestyle Aggressive Fund	5.8%

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More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisor

Robeco Investment Management, Inc.

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund's complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund's Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

34

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Redwood Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF221046	423SA 2/15 4/15

John Hancock

Retirement Living Portfolios

Semiannual report 2/28/15

A message to shareholders

Dear fellow shareholder,

Strong economic growth in the United States set the global standard in 2014, and appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about sustained relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but note that opportunities are growing and could reward investors should recoveries in those markets begin in earnest.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. The European Central Bank announced dramatic monetary policy measures in January to promote economic activity in the region—similar to the monetary policy activity of the U.S. Federal Reserve (Fed) in recent years. One effect has been to push the value of the euro down relative to the U.S. dollar, which benefits European exporters by making their goods cheaper.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The Fed has signaled its intention to raise short-term interest rates at some point in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 28, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Retirement Living Portfolios

2	Retirement Living through strategy at a glance
3	Discussion of portfolio performance
8	John Hancock Retirement Living through 2055 Portfolio
9	John Hancock Retirement Living through 2050 Portfolio
10	John Hancock Retirement Living through 2045 Portfolio
11	John Hancock Retirement Living through 2040 Portfolio
12	John Hancock Retirement Living through 2035 Portfolio
13	John Hancock Retirement Living through 2030 Portfolio
14	John Hancock Retirement Living through 2025 Portfolio
15	John Hancock Retirement Living through 2020 Portfolio
16	John Hancock Retirement Living through 2015 Portfolio
17	John Hancock Retirement Living through 2010 Portfolio
18	Your expenses
24	Portfolios' investments
32	Financial statements
40	Financial highlights
50	Notes to financial statements
77	Evaluation of subadvisory agreement amendment
79	More information

1

Retirement Living through strategy at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

The Retirement Living Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Retirement Living Portfolios with dates farther off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to more conservative fixed-income funds.
•	Once the target date is reached, the allocation will continue to become increasingly conservative, investing primarily in fixed-income funds.

JOHN HANCOCK RETIREMENT LIVING PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Retirement Living Portfolios adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

2

Discussion of portfolio performance

An interview with Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

 Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

"During the period, we introduced new custom blended benchmarks, which better reflect our approach to investing."

What market themes marked the six months ended February 28, 2015?

We experienced a number of major market shifts, some of which were extreme in both magnitude and speed. Oil prices suffered sharp declines, in part because of OPEC's refusal to cut production, despite a supply glut. This surprised the market and sent the price of other commodities lower as well.

Meanwhile, the U.S. Federal Reserve appeared to telegraph its intent to begin raising short-term interest rates amid improving employment figures. By contrast, a number of other global central banks continued to pursue accommodative monetary policies, weakening their currencies relative to the U.S. dollar. Many international markets delivered negative returns in U.S. dollar terms.

Interest rates fell as abundant liquidity, fears of deflation, and weak economic growth around the world fueled continued demand for safe-haven assets such as U.S. government securities, driving up their prices. As bond prices and bond yields move inversely, the yield on the 10-year U.S. Treasury note fell from 2.35% to 2.00%. The broader investment-grade U.S. bond market outperformed niche fixed-income sectors such as high-yield and emerging-market debt.

During the period, we introduced new custom blended benchmarks, which better reflect our approach to investing. The component parts of these new supplementary benchmarks are the Russell 3000, MSCI All Country World ex-USA, Barclays U.S. Aggregate Bond, and Bank of America Merrill Lynch U.S. High Yield Master II Indexes. The new benchmarks taper their equity weightings over time to match the portfolios' glide paths. As a familiar point of reference, the S&P 500 Index and the Barclays U.S. Aggregate Bond Index remain the portfolios' primary benchmarks.

What was your thought process behind the development of the portfolios' new supplementary benchmarks?

By design, John Hancock Retirement Living through Portfolios maintain persistently broad exposure to the world's equity and fixed-income markets. The portfolios' holdings in these asset classes are global and multi-sector in nature, a key element of our diversification strategy. Still, prior to January 1, 2015, the benchmarks against which we measured the portfolios' performance did not fully reflect the breadth of our universe of potential portfolio investments; more specifically, the benchmarks included virtually no exposure to international stocks or to bonds outside of the investment-grade markets. In our view, the new supplementary benchmarks provide greater context for understanding the portfolios' return patterns.

What other observations would you like to share with investors?

Each portfolio generated positive total returns for the six months ended February 28, 2015, a period of mixed results across the global capital markets. We'd reiterate our conviction in maintaining a globally diversified investment portfolio, despite a period of disappointment for U.S.-based investors holding non-U.S. dollar denominated assets. We believe broad exposure to markets not just in the United States, but also throughout the world, has the potential to deliver better risk-adjusted results over time. Following an extended period of U.S. equity market leadership, valuations have become more attractive overseas. In our view, there are a number of regional markets around the globe that offer compelling opportunities for patient investors.

3

RETIREMENT LIVING THROUGH 2055 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class A shares returned 1.90%, excluding sales charges. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.99%, and the Morningstar, Inc. target date 2051+ fund category average returned 2.56%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, real estate investment trusts, and financials. However, the portfolio's natural resource-related shares declined, detracting from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

Capital Appreciation Value Fund (T. Rowe Price) and Global Absolute Return Strategies Fund (Standard Life) were strong performers from a manager selection perspective, while International Value Fund (Franklin Templeton) and Absolute Return Currency Fund (First Quadrant) struggled during the period.

RETIREMENT LIVING THROUGH 2050 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class A shares returned 1.83%, excluding sales charges. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.99%, and the Morningstar, Inc. target date 2046-2050 fund category average returned 2.42%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, real estate investment trusts, and financials. However, the portfolio's natural resource-related shares declined, detracting from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

Capital Appreciation Value Fund (T. Rowe Price) and Global Absolute Return Strategies Fund (Standard Life) were strong performers from a manager selection perspective, while International Value Fund (Franklin Templeton) and Absolute Return Currency Fund (First Quadrant) struggled during the period.

RETIREMENT LIVING THROUGH 2045 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class A shares returned 1.73%, excluding sales charges. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.99%, and the Morningstar, Inc. target date 2041-2045 fund category average returned 2.45%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, real estate investment trusts, and financials. However, the portfolio's natural resource-related shares declined, detracting from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

Capital Appreciation Value Fund (T. Rowe Price) and Global Absolute Return Strategies Fund (Standard Life) were strong performers from a manager selection perspective, while International Value Fund (Franklin Templeton) and Absolute Return Currency Fund (First Quadrant) struggled during the period.

RETIREMENT LIVING THROUGH 2040 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class A shares returned 1.78%, excluding sales charges. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The custom blended benchmark returned 2.99%, and the Morningstar, Inc. target date 2036-2040 fund category average returned 2.28%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, real estate investment trusts, and financials. However, the portfolio's natural resource-related shares declined, detracting from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

4

Capital Appreciation Value Fund (T. Rowe Price) and Global Absolute Return Strategies Fund (Standard Life) were strong performers from a manager selection perspective, while International Value Fund (Franklin Templeton) and Absolute Return Currency Fund (First Quadrant) struggled during the period.

RETIREMENT LIVING THROUGH 2035 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class A shares returned 1.78%, excluding sales charges. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The custom blended benchmark returned 2.96%, and the Morningstar, Inc. target date 2031-2035 fund category average returned 2.29%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, real estate investment trusts, and financials. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

Capital Appreciation Value Fund (T. Rowe Price), Global Absolute Return Strategies Fund (Standard Life), and Strategic Income Opportunities Fund (JHAM) were strong performers from a manager selection perspective. Absolute Return Currency Fund (First Quadrant), International Value Fund (Franklin Templeton), and Floating Rate Income Fund (WAMCO) struggled during the period.

RETIREMENT LIVING THROUGH 2030 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class A shares returned 1.64%, excluding sales charges. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The custom blended benchmark returned 2.88%, and the Morningstar, Inc. target date 2026-2030 fund category average returned 2.02%.1,2

RETIREMENT LIVING 2055-2010 PORTFOLIOS' CLASS A SHARE RETURNS (%)

For the six months ended 2/28/15

5

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, real estate investment trusts, and financials. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

Capital Appreciation Value Fund (T. Rowe Price), Strategic Income Opportunities Fund (JHAM), and Global Absolute Return Strategies Fund (Standard Life) were strong performers from a manager selection perspective. Absolute Return Currency Fund (First Quadrant), International Value Fund (Franklin Templeton), and Floating Rate Income Fund (WAMCO) struggled during the period.

RETIREMENT LIVING THROUGH 2025 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class A shares returned 1.49%, excluding sales charges. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The custom blended benchmark returned 2.77%, and the Morningstar, Inc. target date 2021-2025 fund category average returned 1.95%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

Strategic Income Opportunities Fund (JHAM), Capital Appreciation Value Fund (T. Rowe Price), and Global Absolute Return Strategies Fund (Standard Life) were strong performers from a manager selection perspective. Floating Rate Income Fund (WAMCO), International Value Fund (Franklin Templeton), and Absolute Return Currency Fund (First Quadrant) struggled during the period.

RETIREMENT LIVING THROUGH 2020 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class A shares returned 1.04%, excluding sales charges. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The custom blended benchmark returned 2.63%, and the Morningstar, Inc. target date 2016-2020 fund category average returned 1.66%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

Strategic Income Opportunities Fund (JHAM), Capital Appreciation Value Fund (T. Rowe Price), and Global Absolute Return Strategies Fund (Standard Life) were strong performers from a manager selection perspective. Floating Rate Income Fund (WAMCO), International Value Fund (Franklin Templeton), and Absolute Return Currency Fund (First Quadrant) struggled during the period.

Market index total returns

For the six months ended February 28, 2015

U.S. Stocks	S&P 500 Index	6.12%
	Russell Midcap Index	6.39%
	Russell 2000 Index	5.70%
	FTSE NAREIT All Equity REIT Index	9.74%
International Stocks	MSCI EAFE Index	-1.16%
	MSCI Emerging Markets Index	-8.20%
	MSCI EAFE Small Cap Index	-1.33%
Fixed Income	Barclays U.S. Aggregate Bond Index	2.25%
	Bank of America Merrill Lynch U.S. High Yield Master II Index	-0.18%
	JPMorgan Global Government Bonds Unhedged Index	-4.86%

6

RETIREMENT LIVING THROUGH 2015 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class A shares returned 0.84%, excluding sales charges. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The custom blended benchmark returned 2.50%, and the Morningstar, Inc. target date 2011-2015 fund category average returned 1.47%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

Strategic Income Opportunities Fund (JHAM), Capital Appreciation Value Fund (T. Rowe Price), and Global Absolute Return Strategies Fund (Standard Life) were strong performers from a manager selection perspective. Floating Rate Income Fund (WAMCO), International Value Fund (Franklin Templeton), and Absolute Return Currency Fund (First Quadrant) struggled during the period.

RETIREMENT LIVING THROUGH 2010 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class A shares returned 0.77%, excluding sales charges. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The custom blended benchmark returned 2.40%, and the Morningstar, Inc. target date 2000-2010 fund category average returned 1.16%.1,2

Contributors to performance included dedicated equity sector allocations to real estate investment trusts, healthcare, and information technology. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

Strategic Income Opportunities Fund (JHAM), Capital Appreciation Value Fund (T. Rowe Price), and Global Absolute Return Strategies Fund (Standard Life) were strong performers from a manager selection perspective. Floating Rate Income Fund (WAMCO), International Value Fund (Franklin Templeton), and Absolute Return Currency Fund (First Quadrant) struggled during the period.

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Steven E. Medina, CFA On the portfolio since 2010 Investing since 1994
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

1 The S&P 500 Index is composed of 500 widely held common stocks. The Barclays U.S. Aggregate Bond Index includes U.S. government, corporate, and mortgage-backed securities with maturities up to 30 years. These indexes are the portfolios' primary benchmarks. The custom benchmarks reflect each portfolio's asset allocation under normal conditions. These blended benchmarks adjust over time to match each portfolio's glide path.
2 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
Past performance does not guarantee future results.
The portfolio's performance depends on the advisor's skill in determining the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Hedging and other strategic transactions may increase volatility of a portfolio and could result in a significant loss. Each portfolio's name refers to the approximate retirement year of the investors for whom the portfolio's asset allocation strategy is designed. The portfolios with dates farther off initially allocate more aggressively to stock funds. As a portfolio approaches its target date, the allocation will gradually migrate to more conservative, fixed-income funds. The principal value of each portfolio is not guaranteed and you could lose money at any time, including at, or after, the target date. Please see the portfolio's prospectuses for additional information.
The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

John Hancock Retirement Living through 2055 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2055 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.5% Russell 3000 Index, 28.5% MSCI AC World ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 95% S&P 500 Index and 5% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Asset Allocation
Equity	83.7%
Large Blend	43.3%
U.S. Large Cap	19.2%
U.S. Mid Cap	5.2%
International Large Cap	4.7%
Emerging Markets	4.3%
International Small Cap	3.6%
U.S. Small Cap	2.5%
Global Large Cap	0.9%
Fixed income	4.8%
Multi-Sector Bond	1.7%
Intermediate Bond	1.0%
High Yield Bond	0.9%
Bank Loan	0.6%
Global Bond	0.4%
Treasury Inflation-Protected Securities	0.2%
Alternative and specialty	11.3%
Science & Technology	2.6%
Financial Industries	2.2%
Currency	2.0%
Natural Resources	1.2%
Health Sciences	1.0%
Real Estate	1.0%
Redwood	0.9%
Global Absolute Return Strategies	0.4%
Other assets and liabilities, net	0.2%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-15 (%)

	Class A	Class R1[1]	Class R2[1]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Cumulative returns
6 months	-3.20	1.70	1.90	1.68	1.99	2.05	1.99	2.05	6.12	2.25	2.99	5.94
Since inception	2.96	8.11	8.42	8.19	8.62	8.78	8.82	8.78	14.99	5.38	10.49	14.51

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	3.87	4.20	3.95	4.10	3.80	3.50	3.45	3.48
Net (%)	1.12	1.43	1.18	1.33	0.93	0.73	0.68	0.73

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

8

John Hancock Retirement Living through 2050 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2050 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.5% Russell 3000 Index, 28.5% MSCI AC World ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 95% S&P 500 Index and 5% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Asset Allocation
Equity	83.2%
Large Blend	42.8%
U.S. Large Cap	18.8%
U.S. Mid Cap	5.1%
Emerging Markets	4.9%
International Large Cap	4.7%
International Small Cap	3.6%
U.S. Small Cap	2.4%
Global Large Cap	0.9%
Fixed income	4.3%
Multi-Sector Bond	1.3%
Intermediate Bond	0.8%
High Yield Bond	0.8%
Bank Loan	0.7%
Global Bond	0.5%
Treasury Inflation-Protected Securities	0.2%
Alternative and specialty	12.5%
Science & Technology	2.9%
Financial Industries	2.3%
Currency	2.1%
Natural Resources	1.3%
Health Sciences	1.2%
Real Estate	1.0%
Redwood	0.9%
Global Absolute Return Strategies	0.8%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-15 (%)

	Class A1	Class R1[1,2]	Class R2[1,2]	Class R3[1,2]	Class R4[1,2]	Class R5[1,2]	Class R6[1,2]	Class 1[2]	Index 1	Index 2	Index 3	Index 4
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1 year	1.64	6.64	6.99	6.83	7.25	7.45	7.50	7.45	15.51	5.05	9.92	14.98
Since inception	6.61	8.11	8.33	8.21	8.53	8.71	8.75	8.69	14.48	3.98	10.41	13.98
Cumulative returns
6 months	-3.27	1.58	1.83	1.76	1.91	2.03	2.08	2.02	6.12	2.25	2.99	5.94
Since inception	27.83	34.88	35.95	35.37	36.92	37.81	38.00	37.70	68.07	16.17	46.23	65.24

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.37	1.72	1.47	1.61	1.31	1.02	0.96	0.99
Net (%)	1.10	1.42	1.17	1.32	0.92	0.72	0.67	0.72

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares were first offered on 3-1-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class A, Class R1, Class R2, Class R3, Class R4, Class R5, and Class R6 shares, as applicable.
2	For certain types of investors, as described in the portfolio's prospectuses.

9

John Hancock Retirement Living through 2045 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2045 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.5% Russell 3000 Index, 28.5% MSCI AC World ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 95% S&P 500 Index and 5% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Asset Allocation
Equity	83.1%
Large Blend	42.6%
U.S. Large Cap	18.6%
Emerging Markets	5.1%
U.S. Mid Cap	5.1%
International Large Cap	4.8%
International Small Cap	3.6%
U.S. Small Cap	2.4%
Global Large Cap	0.9%
Fixed income	4.2%
Multi-Sector Bond	1.3%
Intermediate Bond	0.8%
Bank Loan	0.8%
High Yield Bond	0.7%
Global Bond	0.5%
Treasury Inflation-Protected Securities	0.1%
Alternative and specialty	12.7%
Science & Technology	3.0%
Financial Industries	2.2%
Currency	2.1%
Natural Resources	1.3%
Health Sciences	1.3%
Real Estate	1.0%
Global Absolute Return Strategies	0.9%
Redwood	0.9%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-15 (%)

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	1.65	6.72	6.95	6.73	7.22	7.40	7.46	7.40	15.51	5.05	9.92	14.98
5 year	10.21	11.10	10.60	11.20	11.58	11.87	11.36	11.83	16.18	4.29	13.18	15.62
Since inception	4.78	5.20	4.29	5.29	5.63	5.92	4.99	5.90	7.51	5.10	6.51	7.46
Cumulative returns
6 months	-3.39	1.65	1.73	1.59	1.90	1.92	1.89	1.92	6.12	2.25	2.99	5.94
5 year	62.60	69.23	65.50	70.04	72.92	75.20	71.29	74.90	111.71	23.38	85.73	106.57
Since inception	47.58	52.62	42.00	53.72	57.92	61.50	50.05	61.28	82.84	51.34	69.15	82.21

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.30	1.63	1.40	1.54	1.24	0.94	0.89	0.92
Net (%)	1.10	1.42	1.17	1.32	0.92	0.72	0.67	0.72

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

10

John Hancock Retirement Living through 2040 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2040 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 66.5% Russell 3000 Index, 28.5% MSCI AC World ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 95% S&P 500 Index and 5% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Asset Allocation
Equity	83.2%
Large Blend	42.8%
U.S. Large Cap	18.6%
U.S. Mid Cap	5.1%
Emerging Markets	5.0%
International Large Cap	4.8%
International Small Cap	3.6%
U.S. Small Cap	2.4%
Global Large Cap	0.9%
Fixed income	4.2%
Multi-Sector Bond	1.3%
Intermediate Bond	0.8%
Bank Loan	0.8%
High Yield Bond	0.7%
Global Bond	0.5%
Treasury Inflation-Protected Securities	0.1%
Alternative and specialty	12.6%
Science & Technology	2.9%
Financial Industries	2.2%
Currency	2.1%
Natural Resources	1.3%
Health Sciences	1.3%
Real Estate	1.0%
Global Absolute Return Strategies	0.9%
Redwood	0.9%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-15 (%)

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	1.62	6.64	6.96	6.75	7.23	7.42	7.48	7.42	15.51	5.05	9.92	14.98
5 year	10.21	11.10	10.71	11.22	11.59	11.88	11.36	11.84	16.18	4.29	13.18	15.62
Since inception	4.80	5.22	4.51	5.30	5.64	5.93	5.00	5.92	7.51	5.10	6.51	7.46
Cumulative returns
6 months	-3.30	1.54	1.78	1.64	1.86	1.98	2.03	1.98	6.12	2.25	2.99	5.94
5 year	62.60	69.27	66.33	70.18	73.06	75.27	71.28	74.96	111.71	23.38	85.73	106.57
Since inception	47.89	52.81	44.46	53.83	58.03	61.73	50.26	61.51	82.84	51.34	69.15	82.21

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.28	1.64	1.38	1.52	1.23	0.93	0.88	0.91
Net (%)	1.08	1.41	1.16	1.31	0.91	0.71	0.66	0.71

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

11

John Hancock Retirement Living through 2035 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2035 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 64.4% Russell 3000 Index, 27.6% MSCI AC World ex-US Index, 6.4% Barclays U.S. Aggregate Bond Index, and 1.6% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 92% S&P 500 Index and 8% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Asset Allocation
Equity	82.4%
Large Blend	42.5%
U.S. Large Cap	18.5%
U.S. Mid Cap	5.0%
Emerging Markets	4.9%
International Large Cap	4.7%
International Small Cap	3.6%
U.S. Small Cap	2.3%
Global Large Cap	0.9%
Fixed income	5.2%
Multi-Sector Bond	1.6%
Bank Loan	1.0%
Intermediate Bond	0.9%
High Yield Bond	0.9%
Global Bond	0.6%
Treasury Inflation-Protected Securities	0.2%
Alternative and specialty	12.4%
Science & Technology	2.8%
Financial Industries	2.2%
Currency	2.1%
Natural Resources	1.3%
Health Sciences	1.2%
Real Estate	1.0%
Global Absolute Return Strategies	0.9%
Redwood	0.9%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-15 (%)

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	1.61	6.69	6.92	6.79	7.18	7.39	7.44	7.39	15.51	5.05	9.80	14.77
5 year	10.15	11.05	10.66	11.12	11.56	11.81	11.35	11.79	16.18	4.29	13.10	15.50
Since inception	4.76	5.18	4.47	5.26	5.63	5.89	5.07	5.88	7.51	5.10	6.45	7.40
Cumulative returns
6 months	-3.28	1.61	1.77	1.63	1.86	1.97	1.94	1.97	6.12	2.25	2.96	5.86
5 year	62.13	68.89	65.91	69.45	72.80	74.73	71.18	74.57	111.71	23.38	85.04	105.54
Since inception	47.40	52.40	44.02	53.40	57.90	61.16	51.04	61.09	82.84	51.34	68.32	81.25

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.29	1.62	1.37	1.53	1.23	0.92	0.88	0.91
Net (%)	1.09	1.40	1.15	1.30	0.90	0.70	0.65	0.71

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

12

John Hancock Retirement Living through 2030 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2030 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 59.5% Russell 3000 Index, 25.5% MSCI AC World ex-US Index, 12.0% Barclays U.S. Aggregate Bond Index, and 3.0% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 85% S&P 500 Index and 15% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Asset Allocation
Equity	76.4%
Large Blend	39.8%
U.S. Large Cap	17.7%
U.S. Mid Cap	4.6%
Emerging Markets	4.3%
International Large Cap	4.2%
International Small Cap	3.1%
U.S. Small Cap	1.9%
Global Large Cap	0.8%
Fixed income	11.6%
Multi-Sector Bond	3.4%
Intermediate Bond	2.2%
Bank Loan	2.1%
High Yield Bond	2.1%
Global Bond	1.4%
Treasury Inflation-Protected Securities	0.4%
Alternative and specialty	12.0%
Science & Technology	2.6%
Currency	2.3%
Financial Industries	2.1%
Natural Resources	1.2%
Health Sciences	1.1%
Real Estate	1.0%
Global Absolute Return Strategies	0.9%
Redwood	0.8%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-15 (%)

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	1.39	6.39	6.66	6.50	6.92	7.21	7.27	7.21	15.51	5.05	9.42	14.03
5 year	9.79	10.68	10.39	10.78	11.15	11.44	11.06	11.41	16.18	4.29	12.62	14.80
Since inception	4.54	4.92	4.37	5.01	5.34	5.63	4.94	5.63	7.51	5.10	6.20	7.04
Cumulative returns
6 months	-3.43	1.48	1.57	1.50	1.73	1.85	1.81	1.85	6.12	2.25	2.88	5.61
5 year	59.55	66.07	63.89	66.84	69.63	71.86	69.00	71.65	111.71	23.38	81.17	99.40
Since inception	44.80	49.32	42.92	50.31	54.35	57.95	49.50	57.87	82.84	51.34	65.11	76.29

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.30	1.62	1.37	1.52	1.23	0.93	0.88	0.91
Net (%)	1.10	1.40	1.15	1.30	0.90	0.70	0.65	0.71

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

13

John Hancock Retirement Living through 2025 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2025 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 51.8% Russell 3000 Index, 22.2% MSCI AC World ex-US Index, 20.8% Barclays U.S. Aggregate Bond Index, and 5.2% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 74% S&P 500 Index and 26% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Asset Allocation
Equity	66.2%
Large Blend	33.4%
U.S. Large Cap	16.9%
U.S. Mid Cap	3.8%
Emerging Markets	3.6%
International Large Cap	3.6%
International Small Cap	2.6%
U.S. Small Cap	1.4%
Global Large Cap	0.9%
Fixed income	22.3%
Multi-Sector Bond	6.8%
Intermediate Bond	5.5%
Bank Loan	3.6%
High Yield Bond	3.4%
Global Bond	2.3%
Treasury Inflation-Protected Securities	0.7%
Alternative and specialty	11.5%
Currency	2.3%
Science & Technology	2.3%
Financial Industries	1.9%
Natural Resources	1.1%
Global Absolute Return Strategies	1.1%
Real Estate	1.0%
Health Sciences	1.0%
Redwood	0.8%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-15 (%)

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	0.90	6.02	6.19	6.03	6.44	6.75	6.71	6.75	15.51	5.05	8.91	13.07
5 year	9.24	10.13	9.81	10.19	10.59	10.88	10.48	10.85	16.18	4.29	11.94	13.79
Since inception	4.45	4.83	4.28	4.91	5.26	5.53	4.87	5.53	7.51	5.10	6.09	6.77
Cumulative returns
6 months	-3.56	1.33	1.41	1.26	1.49	1.69	1.65	1.69	6.12	2.25	2.77	5.26
5 year	55.58	62.02	59.67	62.43	65.41	67.56	64.59	67.38	111.71	23.38	75.73	90.78
Since inception	43.76	48.24	41.83	49.10	53.34	56.69	48.70	56.65	82.84	51.34	63.65	72.58

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.27	1.62	1.37	1.51	1.21	0.91	0.87	0.89
Net (%)	1.07	1.39	1.14	1.29	0.89	0.69	0.64	0.69

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

14

John Hancock Retirement Living through 2020 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2020 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 43.4% Russell 3000 Index, 18.6% MSCI AC World ex-US Index, 30.4% Barclays U.S. Aggregate Bond Index, and 7.6% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 62% S&P 500 Index and 38% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Asset Allocation
Equity	54.9%
Large Blend	26.9%
U.S. Large Cap	14.6%
International Large Cap	3.4%
U.S. Mid Cap	3.0%
Emerging Markets	2.8%
International Small Cap	2.1%
U.S. Small Cap	1.2%
Global Large Cap	0.9%
Fixed income	34.0%
Multi-Sector Bond	10.3%
Intermediate Bond	9.6%
Bank Loan	5.3%
High Yield Bond	4.5%
Global Bond	3.3%
Treasury Inflation-Protected Securities	1.0%
Alternative and specialty	11.1%
Currency	2.3%
Science & Technology	2.0%
Financial Industries	1.7%
Global Absolute Return Strategies	1.3%
Real Estate	1.1%
Natural Resources	1.1%
Redwood	0.8%
Health Sciences	0.8%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-15 (%)

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	0.27	5.31	5.67	5.41	5.93	6.03	6.19	6.13	15.51	5.05	8.25	11.82
5 year	8.43	9.30	9.01	9.40	9.79	10.05	9.68	10.03	16.18	4.29	11.00	12.43
Since inception	4.36	4.77	4.20	4.85	5.18	5.47	4.79	5.47	7.51	5.10	5.98	6.44
Cumulative returns
6 months	-4.04	0.97	1.13	0.98	1.30	1.32	1.37	1.32	6.12	2.25	2.63	4.81
5 year	49.90	55.96	53.91	56.69	59.52	61.43	58.72	61.27	111.71	23.38	68.53	79.61
Since inception	42.78	47.44	40.90	48.42	52.42	55.94	47.71	55.90	82.84	51.34	62.30	68.28

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.28	1.61	1.36	1.51	1.21	0.92	0.86	0.90
Net (%)	1.06	1.37	1.12	1.27	0.87	0.67	0.62	0.68

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

15

John Hancock Retirement Living through 2015 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2015 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 36.4% Russell 3000 Index, 15.6% MSCI AC World ex-US Index, 38.4% Barclays U.S. Aggregate Bond Index, and 9.6% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 52% S&P 500 Index and 48% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Asset Allocation
Equity	46.4%
Large Blend	22.4%
U.S. Large Cap	13.3%
International Large Cap	2.6%
U.S. Mid Cap	2.4%
Emerging Markets	2.2%
International Small Cap	1.8%
U.S. Small Cap	0.9%
Global Large Cap	0.8%
Fixed income	43.7%
Intermediate Bond	14.8%
Multi-Sector Bond	11.4%
Bank Loan	7.1%
High Yield Bond	4.8%
Global Bond	4.4%
Treasury Inflation-Protected Securities	1.2%
Alternative and specialty	9.9%
Currency	2.5%
Global Absolute Return Strategies	1.6%
Science & Technology	1.2%
Real Estate	1.1%
Natural Resources	1.1%
Financial Industries	0.9%
Redwood	0.8%
Health Sciences	0.7%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-15 (%)

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-0.13	4.75	5.11	4.85	5.37	5.48	5.63	5.48	15.51	5.05	7.65	10.68
5 year	7.65	8.54	8.26	8.63	9.03	9.28	8.88	9.26	16.18	4.29	9.92	11.11
Since inception	4.20	4.61	4.04	4.68	5.02	5.30	4.52	5.30	7.51	5.10	5.90	6.27
Cumulative returns
6 months	-4.23	0.68	0.85	0.78	1.01	1.02	1.17	1.02	6.12	2.25	2.50	4.40
5 year	44.57	50.65	48.71	51.24	54.10	55.84	53.02	55.69	111.71	23.38	60.43	69.33
Since inception	40.88	45.59	39.18	46.45	50.50	53.86	44.61	53.80	82.84	51.34	61.28	66.02

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.29	1.61	1.37	1.51	1.21	0.92	0.87	0.90
Net (%)	1.05	1.36	1.11	1.26	0.86	0.66	0.61	0.66

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those of Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

16

John Hancock Retirement Living through 2010 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through 2010 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 30.63% Russell 3000 Index, 13.12% MSCI AC World ex-US Index, 45.0% Barclays U.S. Aggregate Bond Index, and 11.25% Bank of America Merrill Lynch U.S. High Yield Master II Index.

Index 4 is 43.75% S&P 500 Index and 56.25% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Asset Allocation
Equity	40.2%
Large Blend	18.9%
U.S. Large Cap	12.5%
International Large Cap	2.2%
U.S. Mid Cap	1.9%
Emerging Markets	1.7%
International Small Cap	1.5%
Global Large Cap	0.8%
U.S. Small Cap	0.7%
Fixed income	52.1%
Intermediate Bond	19.4%
Multi-Sector Bond	12.3%
Bank Loan	8.5%
Global Bond	5.5%
High Yield Bond	5.1%
Treasury Inflation-Protected Securities	1.3%
Alternative and specialty	7.7%
Currency	2.2%
Global Absolute Return Strategies	2.0%
Real Estate	1.0%
Natural Resources	0.9%
Redwood	0.9%
Science & Technology	0.3%
Financial Industries	0.2%
Health Sciences	0.2%

As a percentage of net assets.

PERFORMANCE CHART

Total returns with maximum sales charge for the period ended 2-28-15 (%)

	Class A	Class R1[1]	Class R2[1,2]	Class R3[1]	Class R4[1]	Class R5[1]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06	10-30-06
Average annual total returns
1 year	-0.64	4.27	4.53	4.37	4.79	5.10	5.05	5.00	15.51	5.05	7.16	9.74
5 year	7.02	7.86	7.51	7.96	8.34	8.63	8.16	8.58	16.18	4.29	9.31	9.96
Since inception	4.13	4.53	3.84	4.61	4.96	5.24	4.37	5.23	7.51	5.10	6.02	6.12
Cumulative returns
6 months	-4.30	0.51	0.67	0.51	0.73	0.93	0.89	0.84	6.12	2.25	2.40	4.06
5 year	40.38	45.98	43.60	46.67	49.23	51.29	48.00	50.96	111.71	23.38	56.06	60.73
Since inception	40.16	44.65	36.90	45.61	49.76	53.14	42.89	53.00	82.84	51.34	62.76	64.00

Performance figures assume all distributions are reinvested. Figures reflect maximum sales charge on Class A shares of 5%. Sales charges are not applicable to Class R1, Class R2, Class R3, Class R4, Class R5, Class R6, and Class 1 shares.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1
Gross (%)	1.30	1.64	1.39	1.54	1.24	0.94	0.88	0.91
Net (%)	1.03	1.34	1.09	1.24	0.84	0.64	0.59	0.64

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectuses.
2	Class R6 and Class R2 shares were first offered on 9-1-11 and 3-1-12, respectively. The returns prior to these dates are those for Class A shares that have been recalculated to apply the gross fees and expenses of Class R6 and Class R2 shares, as applicable.

17

Your expenses

As a shareholder of a John Hancock Funds II Retirement Living Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the affiliated underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2014 through February 28, 2015).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

18

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning account value on 9-1-2014	Ending account value on 2-28-2015	Expenses paid during period[1] 9-1-2014-2-28-2015	Annualized expense ratio[2]
Retirement Living through 2055 Portfolio
Class A	Actual	$1,000.00	$1,019.00	$2.35	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Class R1	Actual	1,000.00	1,017.00	3.35	0.67%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	6.72	0.67%
Class R2	Actual	1,000.00	1,019.00	2.10	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	4.21	0.42%
Class R3	Actual	1,000.00	1,016.80	3.05	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	6.12	0.61%
Class R4	Actual	1,000.00	1,019.90	1.10	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	2.21	0.22%
Class R5	Actual	1,000.00	1,020.50	0.20	0.04%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.20	0.04%
Class R6	Actual	1,000.00	1,019.90	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,020.50	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,049.10	0.51	0.05%
Retirement Living through 2050 Portfolio
Class A	Actual	1,000.00	1,018.30	2.35	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Class R1	Actual	1,000.00	1,015.80	3.75	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class R2	Actual	1,000.00	1,018.30	2.50	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class R3	Actual	1,000.00	1,017.60	3.00	0.60%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.01	0.60%
Class R4	Actual	1,000.00	1,019.10	1.05	0.21%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.80	1.05	0.21%
Class R5	Actual	1,000.00	1,020.30	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class R6	Actual	1,000.00	1,020.80	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,020.20	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%

19

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value on 9-1-2014	Ending account value on 2-28-2015	Expenses paid during period[1] 9-1-2014-2-28-2015	Annualized expense ratio[2]
Retirement Living through 2045 Portfolio
Class A	Actual	$1,000.00	$1,017.30	$2.25	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%
Class R1	Actual	1,000.00	1,016.50	3.75	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class R2	Actual	1,000.00	1,017.30	2.50	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class R3	Actual	1,000.00	1,015.90	3.25	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class R4	Actual	1,000.00	1,019.00	1.25	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Class R5	Actual	1,000.00	1,019.20	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual	1,000.00	1,018.90	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,019.20	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Retirement Living through 2040 Portfolio
Class A	Actual	1,000.00	1,017.80	2.25	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%
Class R1	Actual	1,000.00	1,015.40	3.75	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class R2	Actual	1,000.00	1,017.80	2.45	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%
Class R3	Actual	1,000.00	1,016.40	3.25	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class R4	Actual	1,000.00	1,018.60	1.25	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Class R5	Actual	1,000.00	1,019.80	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual	1,000.00	1,020.30	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,019.80	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%

20

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value on 9-1-2014	Ending account value on 2-28-2015	Expenses paid during period[1] 9-1-2014-2-28-2015	Annualized expense ratio[2]
Retirement Living through 2035 Portfolio
Class A	Actual	$1,000.00	$1,017.80	$2.25	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%
Class R1	Actual	1,000.00	1,016.10	3.75	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	7.52	0.75%
Class R2	Actual	1,000.00	1,017.70	2.50	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	5.01	0.50%
Class R3	Actual	1,000.00	1,016.30	3.25	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	6.52	0.65%
Class R4	Actual	1,000.00	1,018.60	1.25	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	2.51	0.25%
Class R5	Actual	1,000.00	1,019.70	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual	1,000.00	1,019.40	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,019.70	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,049.10	0.51	0.05%
Retirement Living through 2030 Portfolio
Class A	Actual	1,000.00	1,016.40	2.25	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%
Class R1	Actual	1,000.00	1,014.80	3.75	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class R2	Actual	1,000.00	1,015.70	2.50	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class R3	Actual	1,000.00	1,015.00	3.25	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class R4	Actual	1,000.00	1,017.30	1.25	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Class R5	Actual	1,000.00	1,018.50	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual	1,000.00	1,018.10	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,018.50	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%

21

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value on 9-1-2014	Ending account value on 2-28-2015	Expenses paid during period[1] 9-1-2014-2-28-2015	Annualized expense ratio[2]
Retirement Living through 2025 Portfolio
Class A	Actual	$1,000.00	$1,014.90	$2.25	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%
Class R1	Actual	1,000.00	1,013.30	3.74	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	7.58	0.75%
Class R2	Actual	1,000.00	1,014.10	2.50	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	5.06	0.50%
Class R3	Actual	1,000.00	1,012.60	3.24	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	6.57	0.65%
Class R4	Actual	1,000.00	1,014.90	1.25	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	2.53	0.25%
Class R5	Actual	1,000.00	1,016.90	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual	1,000.00	1,016.50	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,016.90	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,049.50	0.51	0.05%
Retirement Living through 2020 Portfolio
Class A	Actual	1,000.00	1,010.40	2.24	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%
Class R1	Actual	1,000.00	1,009.70	3.59	0.72%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%
Class R2	Actual	1,000.00	1,011.30	2.34	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%
Class R3	Actual	1,000.00	1,009.80	3.19	0.64%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%
Class R4	Actual	1,000.00	1,013.00	1.25	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Class R5	Actual	1,000.00	1,013.20	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual	1,000.00	1,013.70	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,013.20	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%

22

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value on 9-1-2014	Ending account value on 2-28-2015	Expenses paid during period[1] 9-1-2014-2-28-2015	Annualized expense ratio[2]
Retirement Living through 2015 Portfolio
Class A	Actual	$1,000.00	$1,008.40	$2.24	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%
Class R1	Actual	1,000.00	1,006.80	3.73	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class R2	Actual	1,000.00	1,008.50	2.49	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class R3	Actual	1,000.00	1,007.80	3.24	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class R4	Actual	1,000.00	1,010.10	1.25	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Class R5	Actual	1,000.00	1,010.20	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Class R6	Actual	1,000.00	1,011.70	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,010.20	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%
Retirement Living through 2010 Portfolio
Class A	Actual	1,000.00	1,007.70	2.24	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%
Class R1	Actual	1,000.00	1,005.10	3.73	0.75%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.76	0.75%
Class R2	Actual	1,000.00	1,006.70	2.49	0.50%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%
Class R3	Actual	1,000.00	1,005.10	3.23	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class R4	Actual	1,000.00	1,007.30	1.24	0.25%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.25	0.25%
Class R5	Actual	1,000.00	1,009.30	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.60	0.25	0.05%
Class R6	Actual	1,000.00	1,008.90	—	—
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.80	—	—
Class 1	Actual	1,000.00	1,008.40	0.25	0.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,024.50	0.25	0.05%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).
2	The portfolio's expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Retirement Living through 2055	Retirement Living through 2050	Retirement Living through 2045	Retirement Living through 2040	Retirement Living through 2035	Retirement Living through 2030	Retirement Living through 2025	Retirement Living through 2020	Retirement Living through 2015	Retirement Living through 2010
2-28-15	0.53%- 1.24%	0.53%- 1.24%	0.53%- 1.24%	0.53%- 1.24%	0.53%- 1.24%	0.53%- 1.24%	0.53%- 1.24%	0.53%- 1.24%	0.53%- 1.24%	0.53%- 1.24%

23

Portfolios' investments

INVESTMENT COMPANIES

Underlying Funds' Investment Managers
Allianz Life Insurance Company of New York	(Allianz)
Baillie Gifford Overseas, Ltd.	(Baillie Gifford)
Barrow, Hanley, Mewhinney & Strauss, LLC	(Barrow Hanley)
Declaration Management & Research, LLC	(Declaration)
Deutsche Investment Management Americas Inc.	(Deutsche)
Dimensional Fund Advisors LP	(DFA)
Epoch Investment Partners, Inc.	(Epoch)
First Quadrant, L.P.	(First Quadrant)
Franklin Templeton Investment Corp.	(Franklin Templeton)
GMO LLC	(GMO)
Invesco Advisers, Inc.	(Invesco)
Jennison Associates LLC	(Jennison)
John Hancock Asset Management	(John Hancock)
Pacific Investment Management Company LLC	(PIMCO)
Boston Partners (part of Robeco Investment Management)	(Robeco)
Standard Life Investments (Corporate Funds) Limited	(Standard Life)
Stone Harbor Investment Partners LP	(Stone Harbor)
T. Rowe Price Associates, Inc	(T.Rowe Price)
Templeton Investment Counsel, LLC	(Templeton)
Wellington Management Company, LLP	(Wellington)
Wells Capital Management, Incorporated	(Wells Capital)
Western Asset Management Company	(WAMCO)

RETIREMENT LIVING THROUGH 2055 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 99.8%
Equity - 83.7%
Alpha Opportunities, Class NAV (Wellington)	78,832	$990,126
Blue Chip Growth, Class NAV (T. Rowe Price)	16,011	564,876
Capital Appreciation Value, Class NAV (T.Rowe Price)	89,319	1,066,465
Capital Appreciation, Class NAV (Jennison)	27,355	503,050
Disciplined Value, Class NAV (Robeco)	12,955	249,119
Emerging Markets, Class NAV (DFA)	102,745	1,056,216
Equity-Income, Class NAV (T. Rowe Price)	27,702	564,297
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	17,211	227,704
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	29,525	405,675
Global Equity, Class NAV (John Hancock) (A)(1)	23,093	251,941
Global Shareholder Yield, Class NAV (Epoch)	27,029	319,486
International Core, Class NAV (GMO)	6,219	207,347
International Growth Opportunities, Series NAV (Baillie Gifford)	12,218	162,628
International Growth Stock, Class NAV (Invesco)	13,302	179,180
International Small Cap, Class NAV (Franklin Templeton)	23,657	441,677
International Small Company, Class NAV (DFA)	43,904	441,677
International Value Equity, Class NAV (John Hancock) (A)(1)	14,006	118,211
International Value, Class NAV (Templeton)	26,042	410,159
Mid Cap Stock, Class NAV (Wellington)	28,118	593,018
Mid Value, Class NAV (T. Rowe Price)	29,982	493,804
Small Cap Growth, Class NAV (Wellington)	14,361	152,223
Small Cap Value, Class NAV (Wellington)	7,968	158,723
Small Company Growth, Class NAV (Invesco)	6,604	134,990
Small Company Value, Class NAV (T. Rowe Price)	4,618	158,723
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	688,726	9,497,534
Strategic Growth, Class NAV (John Hancock) (A)(1)	30,177	503,050
U.S. Equity, Class NAV (GMO)	31,418	381,413
Value Equity, Class NAV (Barrow Hanley)	15,537	162,829
Value, Class NAV (Invesco)	15,873	196,514
Fixed income - 4.8%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	8,555	88,627
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	180	1,665
Core Bond, Class NAV (Wells Capital)	1,699	22,410
Core High Yield, Class NAV (John Hancock) (A)(2)	4,506	47,129
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	7,350	69,454
Floating Rate Income, Class NAV (WAMCO)	17,407	156,836
Global Bond, Class NAV (PIMCO) (I)	3,023	36,759
Global Income, Class NAV (Stone Harbor)	9,566	92,503
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	7,162	67,179
High Yield, Class NAV (WAMCO)	5,188	45,553
Real Return Bond, Class NAV (PIMCO)	4,085	46,447
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	13,466	134,658
Spectrum Income, Class NAV (T. Rowe Price)	9,090	97,169
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	13,839	152,647
Total Return, Class NAV (PIMCO)	4,762	66,240
U.S. High Yield Bond, Class NAV (Wells Capital)	3,959	46,593

24SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Alternative and specialty - 11.3%
Absolute Return Currency, Class NAV (First Quadrant)	57,546	$493,745
Financial Industries, Class NAV (John Hancock) (A)(1)	31,581	551,725
Global Absolute Return Strategies, Class NAV (Standard Life)	9,181	104,108
Global Real Estate, Class NAV (Deutsche)	12,933	125,970
Health Sciences, Class NAV (T. Rowe Price)	13,977	252,840
Natural Resources, Class NAV (Jennison)	21,503	283,624
Real Estate Equity, Class NAV (T. Rowe Price)	10,106	125,718
Redwood, Class NAV (Robeco)	20,842	231,559
Science & Technology, Class NAV (T. Rowe Price/Allianz)	45,911	613,365
Total investments (Cost $24,517,365) - 99.8%		$24,547,178
Other assets and liabilities, net - 0.2%		51,802
TOTAL NET ASSETS - 100.0%		$24,598,980

RETIREMENT LIVING THROUGH 2050 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.2%
Alpha Opportunities, Class NAV (Wellington)	861,869	$10,825,069
Blue Chip Growth, Class NAV (T. Rowe Price)	175,057	6,176,024
Capital Appreciation Value, Class NAV (T.Rowe Price)	947,744	11,316,063
Capital Appreciation, Class NAV (Jennison)	298,841	5,495,694
Disciplined Value, Class NAV (Robeco)	141,406	2,719,244
Emerging Markets, Class NAV (DFA)	1,298,620	13,349,811
Equity-Income, Class NAV (T. Rowe Price)	303,388	6,180,011
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	188,586	2,494,998
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	322,886	4,436,459
Global Equity, Class NAV (John Hancock) (A)(1)	252,813	2,758,187
Global Shareholder Yield, Class NAV (Epoch)	296,263	3,501,834
International Core, Class NAV (GMO)	71,142	2,371,863
International Growth Opportunities, Series NAV (Baillie Gifford)	135,442	1,802,729
International Growth Stock, Class NAV (Invesco)	146,113	1,968,141
International Small Cap, Class NAV (Franklin Templeton)	263,836	4,925,817
International Small Company, Class NAV (DFA)	493,429	4,963,900
International Value Equity, Class NAV (John Hancock) (A)(1)	155,997	1,316,611
International Value, Class NAV (Templeton)	287,649	4,530,472
Mid Cap Stock, Class NAV (Wellington)	308,031	6,496,384
Mid Value, Class NAV (T. Rowe Price)	328,593	5,411,932
Small Cap Growth, Class NAV (Wellington)	157,326	1,667,658
Small Cap Value, Class NAV (Wellington)	87,164	1,736,308
Small Company Growth, Class NAV (Invesco)	72,361	1,479,059
Small Company Value, Class NAV (T. Rowe Price)	50,370	1,731,229
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	7,536,496	103,928,281
Strategic Growth, Class NAV (John Hancock) (A)(1)	329,594	5,494,327
U.S. Equity, Class NAV (GMO)	343,429	4,169,227
Value Equity, Class NAV (Barrow Hanley)	169,862	1,780,154
Value, Class NAV (Invesco)	173,493	2,147,837
Fixed income - 4.3%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	78,386	812,076
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	32,475	$300,719
Core Bond, Class NAV (Wells Capital)	15,601	205,780
Core High Yield, Class NAV (John Hancock) (A)(2)	43,013	449,912
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	69,946	660,989
Floating Rate Income, Class NAV (WAMCO)	219,987	1,982,087
Global Bond, Class NAV (PIMCO) (I)	27,822	338,316
Global Income, Class NAV (Stone Harbor)	91,444	884,259
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	68,406	641,645
High Yield, Class NAV (WAMCO)	48,780	428,288
Real Return Bond, Class NAV (PIMCO)	37,245	423,477
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	128,777	1,287,766
Spectrum Income, Class NAV (T. Rowe Price)	87,290	933,128
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	132,116	1,457,240
Total Return, Class NAV (PIMCO)	43,733	608,330
U.S. High Yield Bond, Class NAV (Wells Capital)	37,242	438,335
Alternative and specialty - 12.5%
Absolute Return Currency, Class NAV (First Quadrant)	677,812	5,815,627
Financial Industries, Class NAV (John Hancock) (A)(1)	347,739	6,074,999
Global Absolute Return Strategies, Class NAV (Standard Life)	183,941	2,085,886
Global Real Estate, Class NAV (Deutsche)	140,938	1,372,732
Health Sciences, Class NAV (T. Rowe Price)	186,245	3,369,176
Natural Resources, Class NAV (Jennison)	271,810	3,585,179
Real Estate Equity, Class NAV (T. Rowe Price)	110,992	1,380,741
Redwood, Class NAV (Robeco)	229,071	2,544,981
Science & Technology, Class NAV (T. Rowe Price/Allianz)	580,500	7,755,480
Total investments (Cost $250,029,020) - 100.0%		$273,012,471
Other assets and liabilities, net - 0.0%		62,365
TOTAL NET ASSETS - 100.0%		$273,074,836

RETIREMENT LIVING THROUGH 2045 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.1%
Alpha Opportunities, Class NAV (Wellington)	2,581,969	$32,429,534
Blue Chip Growth, Class NAV (T. Rowe Price)	524,368	18,499,689
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,754,626	32,890,239
Capital Appreciation, Class NAV (Jennison)	894,370	16,447,469
Disciplined Value, Class NAV (Robeco)	423,473	8,143,387
Emerging Markets, Class NAV (DFA)	4,092,606	42,071,987
Equity-Income, Class NAV (T. Rowe Price)	901,159	18,356,619
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	563,217	7,451,367
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	966,446	13,278,975
Global Equity, Class NAV (John Hancock) (A)(1)	756,351	8,251,791
Global Shareholder Yield, Class NAV (Epoch)	877,948	10,377,344
International Core, Class NAV (GMO)	214,052	7,136,495
International Growth Opportunities, Series NAV (Baillie Gifford)	409,198	5,446,424
International Growth Stock, Class NAV (Invesco)	442,370	5,958,719

SEE NOTES TO FINANCIAL STATEMENTS25

	Shares	Value
International Small Cap, Class NAV (Franklin Templeton)	792,986	$14,805,050
International Small Company, Class NAV (DFA)	1,472,198	14,810,307
International Value Equity, Class NAV (John Hancock) (A)(1)	472,310	3,986,299
International Value, Class NAV (Templeton)	868,444	13,677,996
Mid Cap Stock, Class NAV (Wellington)	920,961	19,423,065
Mid Value, Class NAV (T. Rowe Price)	974,586	16,051,433
Small Cap Growth, Class NAV (Wellington)	470,352	4,985,732
Small Cap Value, Class NAV (Wellington)	260,351	5,186,186
Small Company Growth, Class NAV (Invesco)	217,397	4,443,589
Small Company Value, Class NAV (T. Rowe Price)	149,578	5,140,995
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	22,557,966	311,074,349
Strategic Growth, Class NAV (John Hancock) (A)(1)	989,175	16,489,553
U.S. Equity, Class NAV (GMO)	1,029,027	12,492,386
Value Equity, Class NAV (Barrow Hanley)	509,340	5,337,884
Value, Class NAV (Invesco)	519,200	6,427,698
Fixed income - 4.2%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	219,339	2,272,353
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	160,827	1,489,256
Core Bond, Class NAV (Wells Capital)	43,670	576,013
Core High Yield, Class NAV (John Hancock) (A)(2)	117,716	1,231,310
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	198,562	1,876,415
Floating Rate Income, Class NAV (WAMCO)	694,582	6,258,188
Global Bond, Class NAV (PIMCO) (I)	78,569	955,403
Global Income, Class NAV (Stone Harbor)	250,686	2,424,136
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	188,020	1,763,632
High Yield, Class NAV (WAMCO)	135,903	1,193,228
Real Return Bond, Class NAV (PIMCO)	104,334	1,186,278
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	355,579	3,555,795
Spectrum Income, Class NAV (T. Rowe Price)	240,784	2,573,976
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	366,049	4,037,522
Total Return, Class NAV (PIMCO)	122,509	1,704,104
U.S. High Yield Bond, Class NAV (Wells Capital)	104,138	1,225,707
Alternative and specialty - 12.7%
Absolute Return Currency, Class NAV (First Quadrant)	2,018,990	17,322,937
Financial Industries, Class NAV (John Hancock) (A)(1)	1,051,214	18,364,701
Global Absolute Return Strategies, Class NAV (Standard Life)	672,592	7,627,193
Global Real Estate, Class NAV (Deutsche)	420,191	4,092,664
Health Sciences, Class NAV (T. Rowe Price)	571,148	10,332,067
Natural Resources, Class NAV (Jennison)	831,806	10,971,520
Real Estate Equity, Class NAV (T. Rowe Price)	331,664	4,125,895
Redwood, Class NAV (Robeco)	680,849	7,564,236
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,751,776	23,403,728
Total investments (Cost $646,363,225) - 100.0%		$819,200,818
Other assets and liabilities, net - 0.0%		43,108
TOTAL NET ASSETS - 100.0%		$819,243,926

RETIREMENT LIVING THROUGH 2040 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 83.2%
Alpha Opportunities, Class NAV (Wellington)	2,721,320	$34,179,773
Blue Chip Growth, Class NAV (T. Rowe Price)	552,668	19,498,126
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,884,968	34,446,521
Capital Appreciation, Class NAV (Jennison)	945,004	17,378,632
Disciplined Value, Class NAV (Robeco)	446,657	8,589,207
Emerging Markets, Class NAV (DFA)	4,177,585	42,945,579
Equity-Income, Class NAV (T. Rowe Price)	942,204	19,192,687
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	594,140	7,860,478
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	1,019,224	14,004,140
Global Equity, Class NAV (John Hancock) (A)(1)	794,881	8,672,155
Global Shareholder Yield, Class NAV (Epoch)	919,339	10,866,589
International Core, Class NAV (GMO)	224,002	7,468,225
International Growth Opportunities, Series NAV (Baillie Gifford)	430,852	5,734,644
International Growth Stock, Class NAV (Invesco)	465,577	6,271,321
International Small Cap, Class NAV (Franklin Templeton)	834,587	15,581,742
International Small Company, Class NAV (DFA)	1,550,197	15,594,987
International Value Equity, Class NAV (John Hancock) (A)(1)	495,668	4,183,438
International Value, Class NAV (Templeton)	914,004	14,395,560
Mid Cap Stock, Class NAV (Wellington)	970,666	20,471,336
Mid Value, Class NAV (T. Rowe Price)	1,020,866	16,813,667
Small Cap Growth, Class NAV (Wellington)	495,491	5,252,205
Small Cap Value, Class NAV (Wellington)	273,127	5,440,685
Small Company Growth, Class NAV (Invesco)	227,981	4,659,929
Small Company Value, Class NAV (T. Rowe Price)	156,633	5,383,475
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	23,777,889	327,897,092
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,042,562	17,379,502
U.S. Equity, Class NAV (GMO)	1,079,355	13,103,366
Value Equity, Class NAV (Barrow Hanley)	535,168	5,608,562
Value, Class NAV (Invesco)	545,446	6,752,623
Fixed income - 4.2%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	230,881	2,391,929
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	165,574	1,533,215
Core Bond, Class NAV (Wells Capital)	45,965	606,282
Core High Yield, Class NAV (John Hancock) (A)(2)	124,729	1,304,666
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	208,613	1,971,396
Floating Rate Income, Class NAV (WAMCO)	733,341	6,607,407
Global Bond, Class NAV (PIMCO) (I)	82,861	1,007,588
Global Income, Class NAV (Stone Harbor)	265,183	2,564,318
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	195,854	1,837,112
High Yield, Class NAV (WAMCO)	144,784	1,271,206
Real Return Bond, Class NAV (PIMCO)	110,186	1,252,815
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	373,618	3,736,180
Spectrum Income, Class NAV (T. Rowe Price)	253,343	2,708,233
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	383,955	4,235,021
Total Return, Class NAV (PIMCO)	129,381	1,799,685
U.S. High Yield Bond, Class NAV (Wells Capital)	110,747	1,303,490

26SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Alternative and specialty - 12.6%
Absolute Return Currency, Class NAV (First Quadrant)	2,103,926	$18,051,686
Financial Industries, Class NAV (John Hancock) (A)(1)	1,092,055	19,078,198
Global Absolute Return Strategies, Class NAV (Standard Life)	695,053	7,881,903
Global Real Estate, Class NAV (Deutsche)	436,984	4,256,223
Health Sciences, Class NAV (T. Rowe Price)	601,973	10,889,693
Natural Resources, Class NAV (Jennison)	869,874	11,473,645
Real Estate Equity, Class NAV (T. Rowe Price)	345,576	4,298,969
Redwood, Class NAV (Robeco)	706,433	7,848,467
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,848,273	24,692,930
Total investments (Cost $683,667,119) - 100.0%		$860,228,503
Other assets and liabilities, net - 0.0%		51,913
TOTAL NET ASSETS - 100.0%		$860,280,416

RETIREMENT LIVING THROUGH 2035 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 82.4%
Alpha Opportunities, Class NAV (Wellington)	3,579,719	$44,961,275
Blue Chip Growth, Class NAV (T. Rowe Price)	711,971	25,118,323
Capital Appreciation Value, Class NAV (T.Rowe Price)	3,723,542	44,459,093
Capital Appreciation, Class NAV (Jennison)	1,216,367	22,368,998
Disciplined Value, Class NAV (Robeco)	572,144	11,002,337
Emerging Markets, Class NAV (DFA)	5,295,463	54,437,360
Equity-Income, Class NAV (T. Rowe Price)	1,206,268	24,571,674
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	751,031	9,936,138
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	1,304,034	17,917,423
Global Equity, Class NAV (John Hancock) (A)(1)	1,024,868	11,181,309
Global Shareholder Yield, Class NAV (Epoch)	1,189,592	14,060,983
International Core, Class NAV (GMO)	283,341	9,446,575
International Growth Opportunities, Series NAV (Baillie Gifford)	545,937	7,266,424
International Growth Stock, Class NAV (Invesco)	590,361	7,952,161
International Small Cap, Class NAV (Franklin Templeton)	1,056,610	19,726,902
International Small Company, Class NAV (DFA)	1,969,099	19,809,140
International Value Equity, Class NAV (John Hancock) (A)(1)	627,138	5,293,046
International Value, Class NAV (Templeton)	1,159,094	18,255,723
Mid Cap Stock, Class NAV (Wellington)	1,236,724	26,082,504
Mid Value, Class NAV (T. Rowe Price)	1,287,209	21,200,330
Small Cap Growth, Class NAV (Wellington)	616,829	6,538,387
Small Cap Value, Class NAV (Wellington)	343,767	6,847,843
Small Company Growth, Class NAV (Invesco)	286,008	5,846,012
Small Company Value, Class NAV (T. Rowe Price)	199,664	6,862,460
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	30,389,589	419,072,427
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,337,510	22,296,299
U.S. Equity, Class NAV (GMO)	1,389,667	16,870,562
Value Equity, Class NAV (Barrow Hanley)	685,534	7,184,393
Value, Class NAV (Invesco)	699,024	8,653,915
Fixed income - 5.2%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	366,630	3,798,290
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	260,869	$2,415,650
Core Bond, Class NAV (Wells Capital)	71,404	941,820
Core High Yield, Class NAV (John Hancock) (A)(2)	189,959	1,986,973
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	330,576	3,123,947
Floating Rate Income, Class NAV (WAMCO)	1,181,388	10,644,304
Global Bond, Class NAV (PIMCO) (I)	129,418	1,573,724
Global Income, Class NAV (Stone Harbor)	423,826	4,098,399
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	312,233	2,928,746
High Yield, Class NAV (WAMCO)	237,592	2,086,062
Real Return Bond, Class NAV (PIMCO)	172,968	1,966,646
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	595,531	5,955,315
Spectrum Income, Class NAV (T. Rowe Price)	401,509	4,292,131
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	614,094	6,773,461
Total Return, Class NAV (PIMCO)	205,819	2,862,949
U.S. High Yield Bond, Class NAV (Wells Capital)	181,569	2,137,068
Alternative and specialty - 12.4%
Absolute Return Currency, Class NAV (First Quadrant)	2,721,412	23,349,718
Financial Industries, Class NAV (John Hancock) (A)(1)	1,393,899	24,351,421
Global Absolute Return Strategies, Class NAV (Standard Life)	894,395	10,142,444
Global Real Estate, Class NAV (Deutsche)	571,178	5,563,269
Health Sciences, Class NAV (T. Rowe Price)	741,824	13,419,594
Natural Resources, Class NAV (Jennison)	1,089,884	14,375,565
Real Estate Equity, Class NAV (T. Rowe Price)	443,966	5,522,931
Redwood, Class NAV (Robeco)	889,001	9,876,796
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,365,294	31,600,326
Total investments (Cost $885,147,247) - 100.0%		$1,111,007,565
Other assets and liabilities, net - 0.0%		25,494
TOTAL NET ASSETS - 100.0%		$1,111,033,059

RETIREMENT LIVING THROUGH 2030 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 76.4%
Alpha Opportunities, Class NAV (Wellington)	4,672,385	$58,685,164
Blue Chip Growth, Class NAV (T. Rowe Price)	808,207	28,513,526
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,192,434	50,057,665
Capital Appreciation, Class NAV (Jennison)	1,385,679	25,482,635
Disciplined Value, Class NAV (Robeco)	665,445	12,796,498
Emerging Markets, Class NAV (DFA)	5,647,482	58,056,110
Equity-Income, Class NAV (T. Rowe Price)	1,398,698	28,491,475
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	807,825	10,687,525
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	1,493,481	20,520,426
Global Equity, Class NAV (John Hancock) (A)(1)	1,222,506	13,337,536
Global Shareholder Yield, Class NAV (Epoch)	1,433,758	16,947,019
International Core, Class NAV (GMO)	296,865	9,897,491
International Growth Opportunities, Series NAV (Baillie Gifford)	570,755	7,596,751
International Growth Stock, Class NAV (Invesco)	613,710	8,266,673

SEE NOTES TO FINANCIAL STATEMENTS27

	Shares	Value
International Small Cap, Class NAV (Franklin Templeton)	1,119,999	$20,910,378
International Small Company, Class NAV (DFA)	2,073,453	20,858,937
International Value Equity, Class NAV (John Hancock) (A)(1)	653,915	5,519,041
International Value, Class NAV (Templeton)	1,204,634	18,972,990
Mid Cap Stock, Class NAV (Wellington)	1,346,377	28,395,090
Mid Value, Class NAV (T. Rowe Price)	1,443,762	23,778,764
Small Cap Growth, Class NAV (Wellington)	595,355	6,310,768
Small Cap Value, Class NAV (Wellington)	324,144	6,456,941
Small Company Growth, Class NAV (Invesco)	270,424	5,527,473
Small Company Value, Class NAV (T. Rowe Price)	187,540	6,445,749
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	33,763,387	465,597,111
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,522,516	25,380,349
U.S. Equity, Class NAV (GMO)	1,671,801	20,295,666
Value Equity, Class NAV (Barrow Hanley)	786,972	8,247,470
Value, Class NAV (Invesco)	723,485	8,956,741
Fixed income - 11.6%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	1,003,232	10,393,483
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	658,468	6,097,417
Core Bond, Class NAV (Wells Capital)	196,996	2,598,371
Core High Yield, Class NAV (John Hancock) (A)(2)	528,007	5,522,956
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	877,102	8,288,615
Floating Rate Income, Class NAV (WAMCO)	3,104,481	27,971,375
Global Bond, Class NAV (PIMCO) (I)	352,649	4,288,210
Global Income, Class NAV (Stone Harbor)	1,160,075	11,217,923
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	864,685	8,110,745
High Yield, Class NAV (WAMCO)	632,211	5,550,809
Real Return Bond, Class NAV (PIMCO)	482,229	5,482,942
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,622,960	16,229,604
Spectrum Income, Class NAV (T. Rowe Price)	1,093,086	11,685,088
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	1,668,517	18,403,738
Total Return, Class NAV (PIMCO)	563,113	7,832,908
U.S. High Yield Bond, Class NAV (Wells Capital)	482,311	5,676,799
Alternative and specialty - 12.0%
Absolute Return Currency, Class NAV (First Quadrant)	3,612,016	30,991,100
Financial Industries, Class NAV (John Hancock) (A)(1)	1,593,342	27,835,681
Global Absolute Return Strategies, Class NAV (Standard Life)	1,096,897	12,438,813
Global Real Estate, Class NAV (Deutsche)	672,450	6,549,664
Health Sciences, Class NAV (T. Rowe Price)	811,240	14,675,328
Natural Resources, Class NAV (Jennison)	1,199,305	15,818,832
Real Estate Equity, Class NAV (T. Rowe Price)	527,321	6,559,874
Redwood, Class NAV (Robeco)	931,069	10,344,175
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,616,280	34,953,497
Total investments (Cost $1,076,458,331) - 100.0%		$1,336,507,909
Other assets and liabilities, net - 0.0%		107,539
TOTAL NET ASSETS - 100.0%		$1,336,615,448

RETIREMENT LIVING THROUGH 2025 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 66.2%
Alpha Opportunities, Class NAV (Wellington)	2,960,017	$37,177,810
Blue Chip Growth, Class NAV (T. Rowe Price)	750,278	26,469,816
Capital Appreciation Value, Class NAV (T.Rowe Price)	5,257,287	62,772,001
Capital Appreciation, Class NAV (Jennison)	1,279,026	23,521,284
Disciplined Value, Class NAV (Robeco)	669,878	12,881,758
Emerging Markets, Class NAV (DFA)	5,255,014	54,021,543
Equity-Income, Class NAV (T. Rowe Price)	1,397,311	28,463,218
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	1,023,839	13,545,396
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	1,492,068	20,501,010
Global Equity, Class NAV (John Hancock) (A)(1)	1,333,290	14,546,197
Global Shareholder Yield, Class NAV (Epoch)	1,861,436	22,002,178
International Core, Class NAV (GMO)	279,359	9,313,817
International Growth Opportunities, Series NAV (Baillie Gifford)	532,856	7,092,317
International Growth Stock, Class NAV (Invesco)	575,150	7,747,277
International Small Cap, Class NAV (Franklin Templeton)	1,038,343	19,385,858
International Small Company, Class NAV (DFA)	1,941,922	19,535,733
International Value Equity, Class NAV (John Hancock) (A)(1)	615,241	5,192,633
International Value, Class NAV (Templeton)	1,133,508	17,852,759
Mid Cap Stock, Class NAV (Wellington)	1,295,541	27,322,968
Mid Value, Class NAV (T. Rowe Price)	1,303,146	21,462,809
Small Cap Growth, Class NAV (Wellington)	507,235	5,376,695
Small Cap Value, Class NAV (Wellington)	284,254	5,662,334
Small Company Growth, Class NAV (Invesco)	229,325	4,687,397
Small Company Value, Class NAV (T. Rowe Price)	163,983	5,636,096
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	33,250,936	458,530,414
Strategic Growth, Class NAV (John Hancock) (A)(1)	1,406,694	23,449,584
U.S. Equity, Class NAV (GMO)	2,228,258	27,051,048
Value Equity, Class NAV (Barrow Hanley)	780,581	8,180,493
Value, Class NAV (Invesco)	705,070	8,728,764
Fixed income - 22.3%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	2,986,646	30,941,650
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	1,027,970	9,519,006
Core Bond, Class NAV (Wells Capital)	963,233	12,705,048
Core High Yield, Class NAV (John Hancock) (A)(2)	902,840	9,443,711
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	1,549,209	14,640,024
Floating Rate Income, Class NAV (WAMCO)	6,080,144	54,782,096
Global Bond, Class NAV (PIMCO) (I)	884,256	10,752,554
Global Income, Class NAV (Stone Harbor)	2,386,929	23,081,601
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	1,692,987	15,880,216
High Yield, Class NAV (WAMCO)	1,084,430	9,521,297
Real Return Bond, Class NAV (PIMCO)	957,594	10,887,845
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	3,567,452	35,674,518
Spectrum Income, Class NAV (T. Rowe Price)	2,392,311	25,573,809
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	3,657,842	40,345,993
Total Return, Class NAV (PIMCO)	1,621,884	22,560,406
U.S. High Yield Bond, Class NAV (Wells Capital)	827,994	9,745,494

28SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Alternative and specialty - 11.5%
Absolute Return Currency, Class NAV (First Quadrant)	4,125,467	$35,396,504
Financial Industries, Class NAV (John Hancock) (A)(1)	1,646,747	28,768,675
Global Absolute Return Strategies, Class NAV (Standard Life)	1,397,367	15,846,139
Global Real Estate, Class NAV (Deutsche)	813,396	7,922,479
Health Sciences, Class NAV (T. Rowe Price)	793,037	14,346,035
Natural Resources, Class NAV (Jennison)	1,209,510	15,953,440
Real Estate Equity, Class NAV (T. Rowe Price)	561,999	6,991,268
Redwood, Class NAV (Robeco)	1,137,668	12,639,490
Science & Technology, Class NAV (T. Rowe Price/Allianz)	2,618,304	34,980,547
Total investments (Cost $1,242,919,730) - 100.0%		$1,507,011,052
Other assets and liabilities, net - 0.0%		(25,506)
TOTAL NET ASSETS - 100.0%		$1,506,985,546

RETIREMENT LIVING THROUGH 2020 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 54.9%
Alpha Opportunities, Class NAV (Wellington)	1,008,745	$12,669,845
Blue Chip Growth, Class NAV (T. Rowe Price)	469,425	16,561,330
Capital Appreciation Value, Class NAV (T.Rowe Price)	4,241,231	50,640,303
Capital Appreciation, Class NAV (Jennison)	801,551	14,740,518
Disciplined Value, Class NAV (Robeco)	435,247	8,369,802
Emerging Markets, Class NAV (DFA)	3,369,646	34,639,956
Equity-Income, Class NAV (T. Rowe Price)	894,486	18,220,675
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	806,998	10,676,581
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	930,032	12,778,635
Global Equity, Class NAV (John Hancock) (A)(1)	1,097,349	11,972,076
Global Shareholder Yield, Class NAV (Epoch)	1,523,472	18,007,440
International Core, Class NAV (GMO)	207,457	6,916,622
International Growth Opportunities, Series NAV (Baillie Gifford)	393,982	5,243,894
International Growth Stock, Class NAV (Invesco)	428,549	5,772,555
International Small Cap, Class NAV (Franklin Templeton)	698,528	13,041,519
International Small Company, Class NAV (DFA)	1,303,757	13,115,800
International Value Equity, Class NAV (John Hancock) (A)(1)	458,785	3,872,148
International Value, Class NAV (Templeton)	840,204	13,233,219
Mid Cap Stock, Class NAV (Wellington)	803,531	16,946,478
Mid Value, Class NAV (T. Rowe Price)	912,219	15,024,239
Small Cap Growth, Class NAV (Wellington)	335,742	3,558,860
Small Cap Value, Class NAV (Wellington)	201,257	4,009,032
Small Company Growth, Class NAV (Invesco)	156,922	3,207,476
Small Company Value, Class NAV (T. Rowe Price)	115,707	3,976,860
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	23,078,165	318,247,897
Strategic Growth, Class NAV (John Hancock) (A)(1)	884,561	14,745,636
U.S. Equity, Class NAV (GMO)	1,838,532	22,319,782
Value Equity, Class NAV (Barrow Hanley)	490,288	5,138,214
Value, Class NAV (Invesco)	401,001	4,964,398
Fixed income - 34.0%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	4,853,448	50,281,720
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	1,329,650	$12,312,563
Core Bond, Class NAV (Wells Capital)	1,179,753	15,560,948
Core High Yield, Class NAV (John Hancock) (A)(2)	1,028,322	10,756,250
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	1,461,647	13,812,566
Floating Rate Income, Class NAV (WAMCO)	7,341,375	66,145,789
Global Bond, Class NAV (PIMCO) (I)	1,247,187	15,165,797
Global Income, Class NAV (Stone Harbor)	2,430,353	23,501,512
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	1,855,993	17,409,215
High Yield, Class NAV (WAMCO)	1,213,218	10,652,055
Real Return Bond, Class NAV (PIMCO)	1,107,283	12,589,812
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	4,526,724	45,267,243
Spectrum Income, Class NAV (T. Rowe Price)	3,017,853	32,260,848
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	4,630,423	51,073,563
Total Return, Class NAV (PIMCO)	2,568,988	35,734,623
U.S. High Yield Bond, Class NAV (Wells Capital)	926,288	10,902,409
Alternative and specialty - 11.1%
Absolute Return Currency, Class NAV (First Quadrant)	3,347,037	28,717,577
Financial Industries, Class NAV (John Hancock) (A)(1)	1,227,783	21,449,374
Global Absolute Return Strategies, Class NAV (Standard Life)	1,391,044	15,774,440
Global Real Estate, Class NAV (Deutsche)	836,674	8,149,209
Health Sciences, Class NAV (T. Rowe Price)	543,118	9,825,006
Natural Resources, Class NAV (Jennison)	1,005,624	13,264,183
Real Estate Equity, Class NAV (T. Rowe Price)	456,976	5,684,781
Redwood, Class NAV (Robeco)	921,078	10,233,177
Science & Technology, Class NAV (T. Rowe Price/Allianz)	1,856,623	24,804,481
Total investments (Cost $1,049,046,012) - 100.0%		$1,243,940,931
Other assets and liabilities, net - 0.0%		(355,982)
TOTAL NET ASSETS - 100.0%		$1,243,584,949

RETIREMENT LIVING THROUGH 2015 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 46.4%
Alpha Opportunities, Class NAV (Wellington)	351,074	$4,409,491
Blue Chip Growth, Class NAV (T. Rowe Price)	180,487	6,367,583
Capital Appreciation Value, Class NAV (T.Rowe Price)	2,248,380	26,845,658
Capital Appreciation, Class NAV (Jennison)	307,746	5,659,443
Disciplined Value, Class NAV (Robeco)	138,158	2,656,782
Emerging Markets, Class NAV (DFA)	1,326,468	13,636,090
Equity-Income, Class NAV (T. Rowe Price)	315,009	6,416,724
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	386,391	5,111,959
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	352,287	4,840,421
Global Equity, Class NAV (John Hancock) (A)(1)	390,368	4,258,915
Global Shareholder Yield, Class NAV (Epoch)	863,742	10,209,427
International Core, Class NAV (GMO)	82,661	2,755,923
International Growth Opportunities, Series NAV (Baillie Gifford)	161,029	2,143,299
International Growth Stock, Class NAV (Invesco)	173,916	2,342,651

SEE NOTES TO FINANCIAL STATEMENTS29

	Shares	Value
International Small Cap, Class NAV (Franklin Templeton)	301,271	$5,624,737
International Small Company, Class NAV (DFA)	552,824	5,561,411
International Value Equity, Class NAV (John Hancock) (A)(1)	184,208	1,554,715
International Value, Class NAV (Templeton)	341,220	5,374,213
Mid Cap Stock, Class NAV (Wellington)	321,192	6,773,944
Mid Value, Class NAV (T. Rowe Price)	365,616	6,021,703
Small Cap Growth, Class NAV (Wellington)	263,953	2,797,906
Small Cap Value, Class NAV (Wellington)	74,830	1,490,620
Small Company Value, Class NAV (T. Rowe Price)	43,333	1,489,360
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	9,802,728	135,179,615
Strategic Growth, Class NAV (John Hancock) (A)(1)	340,217	5,671,414
U.S. Equity, Class NAV (GMO)	1,111,664	13,495,596
Value Equity, Class NAV (Barrow Hanley)	185,759	1,946,753
Value, Class NAV (Invesco)	175,519	2,172,929
Fixed income - 43.7%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	3,878,878	40,185,173
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	919,435	8,513,971
Core Bond, Class NAV (Wells Capital)	1,011,542	13,342,233
Core High Yield, Class NAV (John Hancock) (A)(2)	554,832	5,803,547
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	872,154	8,241,857
Floating Rate Income, Class NAV (WAMCO)	4,943,252	44,538,700
Global Bond, Class NAV (PIMCO) (I)	894,409	10,876,016
Global Income, Class NAV (Stone Harbor)	1,336,666	12,925,556
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	1,030,427	9,665,408
High Yield, Class NAV (WAMCO)	654,924	5,750,234
Real Return Bond, Class NAV (PIMCO)	648,210	7,370,143
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	2,539,815	25,398,148
Spectrum Income, Class NAV (T. Rowe Price)	1,697,398	18,145,189
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	2,596,790	28,642,597
Total Return, Class NAV (PIMCO)	2,168,546	30,164,473
U.S. High Yield Bond, Class NAV (Wells Capital)	501,283	5,900,095
Alternative and specialty - 9.9%
Absolute Return Currency, Class NAV (First Quadrant)	1,830,153	15,702,713
Financial Industries, Class NAV (John Hancock) (A)(1)	333,315	5,823,005
Global Absolute Return Strategies, Class NAV (Standard Life)	914,547	10,370,967
Global Real Estate, Class NAV (Deutsche)	399,494	3,891,071
Health Sciences, Class NAV (T. Rowe Price)	256,465	4,639,446
Natural Resources, Class NAV (Jennison)	503,308	6,638,629
Real Estate Equity, Class NAV (T. Rowe Price)	241,178	3,000,257
Redwood, Class NAV (Robeco)	450,428	5,004,256
Science & Technology, Class NAV (T. Rowe Price/Allianz)	557,112	7,443,022
Total investments (Cost $541,519,327) - 100.0%		$630,785,988
Other assets and liabilities, net - 0.0%		(2,461)
TOTAL NET ASSETS - 100.0%		$630,783,527

RETIREMENT LIVING THROUGH 2010 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 100.0%
Equity - 40.2%
Alpha Opportunities, Class NAV (Wellington)	156,588	$1,966,738
Blue Chip Growth, Class NAV (T. Rowe Price)	95,864	3,382,069
Capital Appreciation Value, Class NAV (T.Rowe Price)	1,174,244	14,020,474
Capital Appreciation, Class NAV (Jennison)	163,670	3,009,892
Disciplined Value, Class NAV (Robeco)	81,994	1,576,741
Emerging Markets, Class NAV (DFA)	603,315	6,202,074
Equity-Income, Class NAV (T. Rowe Price)	186,846	3,806,050
Fundamental Global Franchise, Class NAV (John Hancock) (A)(1)	212,291	2,808,604
Fundamental Large Cap Value, Class NAV (John Hancock) (A)(1)	208,848	2,869,571
Global Equity, Class NAV (John Hancock) (A)(1)	233,834	2,551,132
Global Shareholder Yield, Class NAV (Epoch)	477,597	5,645,193
International Core, Class NAV (GMO)	37,141	1,238,271
International Growth Opportunities, Series NAV (Baillie Gifford)	71,750	954,990
International Growth Stock, Class NAV (Invesco)	77,537	1,044,428
International Small Cap, Class NAV (Franklin Templeton)	147,882	2,760,953
International Small Company, Class NAV (DFA)	277,243	2,789,068
International Value Equity, Class NAV (John Hancock) (A)(1)	82,666	697,700
International Value, Class NAV (Templeton)	152,195	2,397,066
Mid Cap Stock, Class NAV (Wellington)	152,760	3,221,709
Mid Value, Class NAV (T. Rowe Price)	236,326	3,892,285
Small Cap Growth, Class NAV (Wellington)	115,247	1,221,621
Small Cap Value, Class NAV (Wellington)	32,024	637,925
Small Company Value, Class NAV (T. Rowe Price)	19,031	654,084
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	4,848,651	66,862,902
Strategic Growth, Class NAV (John Hancock) (A)(1)	180,509	3,009,082
U.S. Equity, Class NAV (GMO)	617,972	7,502,184
Value Equity, Class NAV (Barrow Hanley)	109,544	1,148,017
Fixed income - 52.1%
Active Bond, Class NAV (John Hancock/Declaration) (A)(1)	3,072,270	31,828,721
Asia Pacific Total Return Bond, Class NAV (John Hancock) (A)(1)	644,880	5,971,584
Core Bond, Class NAV (Wells Capital)	729,124	9,617,151
Core High Yield, Class NAV (John Hancock) (A)(2)	342,014	3,577,468
Emerging Markets Debt, Class NAV (John Hancock) (A)(1)	630,632	5,959,475
Floating Rate Income, Class NAV (WAMCO)	3,480,983	31,363,654
Global Bond, Class NAV (PIMCO) (I)	668,974	8,134,725
Global Income, Class NAV (Stone Harbor)	825,616	7,983,711
Global Short Duration Credit, Class NAV (John Hancock) (A)(1)	650,034	6,097,319
High Yield, Class NAV (WAMCO)	405,988	3,564,578
Real Return Bond, Class NAV (PIMCO)	415,869	4,728,430
Short Duration Credit Opportunities, Class NAV (Stone Harbor)	1,582,143	15,821,431
Spectrum Income, Class NAV (T. Rowe Price)	1,062,115	11,354,015
Strategic Income Opportunities, Class NAV (John Hancock) (A)(1)	1,620,569	17,874,879
Total Return, Class NAV (PIMCO)	1,714,745	23,852,098
U.S. High Yield Bond, Class NAV (Wells Capital)	311,093	3,661,569

30SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Alternative and specialty - 7.7%
Absolute Return Currency, Class NAV (First Quadrant)	946,887	$8,124,294
Financial Industries, Class NAV (John Hancock) (A)(1)	49,659	867,542
Global Absolute Return Strategies, Class NAV (Standard Life)	650,379	7,375,299
Global Real Estate, Class NAV (Deutsche)	201,420	1,961,830
Health Sciences, Class NAV (T. Rowe Price)	38,591	698,105
Natural Resources, Class NAV (Jennison)	249,104	3,285,678
Real Estate Equity, Class NAV (T. Rowe Price)	146,815	1,826,380
Redwood, Class NAV (Robeco)	286,061	3,178,134
Science & Technology, Class NAV (T. Rowe Price/Allianz)	81,990	1,095,388
Total investments (Cost $322,866,086) - 100.0%		$367,674,281
Other assets and liabilities, net - 0.0%		7,253
TOTAL NET ASSETS - 100.0%		$367,681,534

Percentages are based upon net assets.

Key to Security Abbreviations and Legend
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(I)	Non-income producing.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
(2)	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.

SEE NOTES TO FINANCIAL STATEMENTS31

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

	Retirement Living through 2055 Portfolio	Retirement Living through 2050 Portfolio	Retirement Living through 2045 Portfolio	Retirement Living through 2040 Portfolio	Retirement Living through 2035 Portfolio
Assets
Investments in affiliated funds, at value	24,547,178	273,012,471	819,200,818	860,228,503	1,111,007,565
Cash	30,269	29,644	19,826	19,402	19,256
Receivable for investments sold	13,650	191,153	2,070,762	2,068,688	926,226
Receivable for fund shares sold	252,845	32,294	90,725	466,861	286,826
Dividends and interest receivable	2,402	28,943	100,822	105,169	159,600
Receivable due from advisor	4,761	292	40	—	182
Other assets	74,283	63,089	57,315	57,838	59,397
Total assets	24,925,388	273,357,886	821,540,308	862,946,461	1,112,459,052
Liabilities
Payable for investments purchased	269,202	92,575	296,506	307,552	503,511
Payable for fund shares repurchased	—	156,192	1,936,399	2,291,209	846,418
Payable to affiliates
Accounting and legal services fees	371	4,849	14,919	15,658	20,228
Transfer agent fees	—	2,274	10,152	10,459	12,531
Trustees' fees	—	—	317	328	414
Investment management fees	—	—	—	—	—
Distribution and service fees	—	644	2,563	4,028	4,379
Other liabilities and accrued expenses	56,835	26,516	35,526	36,811	38,512
Total liabilities	326,408	283,050	2,296,382	2,666,045	1,425,993
Net assets	$24,598,980	$273,074,836	$819,243,926	$860,280,416	$1,111,033,059
Net assets consist of
Paid-in capital	$24,063,058	$241,040,017	$624,318,441	$660,189,519	$854,829,866
Undistributed net investment income (loss)	793	64,331	197,145	210,991	333,071
Accumulated undistributed net realized gain (loss) on investments	505,316	8,987,037	21,890,747	23,318,522	30,009,804
Net unrealized appreciation (depreciation) on investments	29,813	22,983,451	172,837,593	176,561,384	225,860,318
Net assets	$24,598,980	$273,074,836	$819,243,926	$860,280,416	$1,111,033,059
Investments in affiliated funds, at cost	$24,517,365	$250,029,020	$646,363,225	$683,667,119	$885,147,247
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$333,915	$11,800,460	$51,102,037	$53,286,388	$62,880,712
Shares outstanding	31,396	972,295	4,315,406	4,460,347	5,231,860
Net asset value and redemption price per share	$10.64	$12.14	$11.84	$11.95	$12.02
Class R1
Net assets	$106,337	$696,487	$1,783,119	$2,383,627	$4,395,325
Shares outstanding	10,000	57,406	150,898	199,910	366,329
Net asset value, offering price and redemption price per share	$10.63	$12.13	$11.82	$11.92	$12.00
Class R2
Net assets	$106,934	$616,640	$572,815	$1,831,916	$634,931
Shares outstanding	10,052	50,806	48,247	153,065	52,665
Net asset value, offering price and redemption price per share	$10.64	$12.14	$11.87	$11.97	$12.06
Class R3
Net assets	$106,339	$233,361	$2,181,030	$2,883,081	$2,785,965
Shares outstanding	10,000	19,228	184,447	242,059	231,951
Net asset value, offering price and redemption price per share	$10.63	$12.14	$11.82	$11.91	$12.01
Class R4
Net assets	$106,405	$343,993	$1,059,582	$938,485	$1,641,850
Shares outstanding	10,000	28,329	89,365	78,531	136,120
Net asset value, offering price and redemption price per share	$10.64	$12.14	$11.86	$11.95	$12.06
Class R5
Net assets	$106,434	$127,605	$1,587,436	$2,442,531	$1,393,304
Shares outstanding	10,000	10,504	133,377	203,583	115,450
Net asset value, offering price and redemption price per share	$10.64	$12.15	$11.90	$12.00	$12.07
Class R6
Net assets	$106,438	$1,611,592	$1,083,728	$1,206,491	$877,077
Shares outstanding	10,000	132,677	91,199	100,725	72,707
Net asset value, offering price and redemption price per share	$10.64	$12.15	$11.88	$11.98	$12.06
Class 1
Net assets	$23,626,178	$257,644,698	$759,874,179	$795,307,897	$1,036,423,895
Shares outstanding	2,220,152	21,224,512	63,901,491	66,351,232	85,873,801
Net asset value, offering price and redemption price per share	$10.64	$12.14	$11.89	$11.99	$12.07
Maximum public offering price per share:
Class A (net asset value per share ÷95%)[2]	$11.20	$12.78	$12.46	$12.58	$12.65

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

32SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

Continued

	Retirement Living through 2030 Portfolio	Retirement Living through 2025 Portfolio	Retirement Living through 2020 Portfolio	Retirement Living through 2015 Portfolio	Retirement Living through 2010 Portfolio
Assets
Investments in affiliated funds, at value	1,336,507,909	1,507,011,052	1,243,940,931	630,785,988	367,674,281
Cash	19,327	19,499	19,779	19,135	21,342
Receivable for investments sold	5,175,198	2,770,671	4,051,656	2,352,651	1,198,943
Receivable for fund shares sold	212,286	320,983	416,973	85,798	96,031
Dividends and interest receivable	379,131	722,651	815,439	481,468	315,159
Receivable due from advisor	453	316	—	273	47
Other assets	59,895	61,087	61,780	57,522	54,986
Total assets	1,342,354,199	1,510,906,259	1,249,306,558	633,782,835	369,360,789
Liabilities
Payable for investments purchased	1,246,541	2,697,572	2,838,665	1,574,542	1,058,061
Payable for fund shares repurchased	4,404,842	1,129,242	2,796,188	1,361,274	571,874
Payable to affiliates
Accounting and legal services fees	24,444	27,455	22,943	11,776	6,863
Transfer agent fees	16,403	16,614	17,598	12,849	8,568
Trustees' fees	508	570	504	309	184
Investment management fees	—	—	308	—	—
Distribution and service fees	4,847	6,181	5,245	3,636	1,402
Other liabilities and accrued expenses	41,166	43,079	40,158	34,922	32,303
Total liabilities	5,738,751	3,920,713	5,721,609	2,999,308	1,679,255
Net assets	$1,336,615,448	$1,506,985,546	$1,243,584,949	$630,783,527	$367,681,534
Net assets consist of
Paid-in capital	$1,040,893,490	$1,205,682,079	$1,017,885,607	$525,243,504	$318,242,999
Undistributed net investment income (loss)	812,429	1,566,318	1,818,019	1,069,971	707,685
Accumulated undistributed net realized gain (loss) on investments	34,859,951	35,645,827	28,986,404	15,203,391	3,922,655
Net unrealized appreciation (depreciation) on investments	260,049,578	264,091,322	194,894,919	89,266,661	44,808,195
Net assets	$1,336,615,448	$1,506,985,546	$1,243,584,949	$630,783,527	$367,681,534
Investments in affiliated funds, at cost	$1,076,458,331	$1,242,919,730	$1,049,046,012	$541,519,327	$322,866,086
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class A1
Net assets	$81,692,170	$82,904,894	$86,185,618	$62,612,526	$42,307,764
Shares outstanding	6,952,815	7,155,688	7,707,378	5,867,507	4,249,511
Net asset value and redemption price per share	$11.75	$11.59	$11.18	$10.67	$9.96
Class R1
Net assets	$3,724,927	$5,412,338	$3,667,153	$1,376,766	$588,603
Shares outstanding	318,310	469,144	328,767	129,279	59,306
Net asset value, offering price and redemption price per share	$11.70	$11.54	$11.15	$10.65	$9.92
Class R2
Net assets	$1,278,401	$1,172,396	$1,444,549	$374,205	$695,846
Shares outstanding	109,324	101,674	129,605	35,148	69,925
Net asset value, offering price and redemption price per share	$11.69	$11.53	$11.15	$10.65	$9.95
Class R3
Net assets	$3,262,945	$5,225,382	$4,012,111	$6,208,215	$1,393,528
Shares outstanding	278,655	452,703	359,495	583,024	140,268
Net asset value, offering price and redemption price per share	$11.71	$11.54	$11.16	$10.65	$9.93
Class R4
Net assets	$1,098,795	$1,468,438	$1,076,986	$271,200	$845,297
Shares outstanding	93,874	127,120	96,623	25,475	85,002
Net asset value, offering price and redemption price per share	$11.70	$11.55	$11.15	$10.65	$9.94
Class R5
Net assets	$2,467,949	$1,974,702	$4,339,817	$1,584,602	$309,434
Shares outstanding	210,654	171,041	388,554	148,624	31,107
Net asset value, offering price and redemption price per share	$11.72	$11.55	$11.17	$10.66	$9.95
Class R6
Net assets	$1,668,458	$995,122	$2,037,910	$510,645	$475,052
Shares outstanding	142,444	86,275	182,611	47,876	47,731
Net asset value, offering price and redemption price per share	$11.71	$11.53	$11.16	$10.67	$9.95
Class 1
Net assets	$1,241,421,803	$1,407,832,274	$1,140,820,805	$557,845,368	$321,066,010
Shares outstanding	105,954,583	121,940,908	102,167,901	52,327,678	32,260,113
Net asset value, offering price and redemption price per share	$11.72	$11.55	$11.17	$10.66	$9.95
Maximum public offering price per share:
Class A (net asset value per share ÷95%)[2]	$12.37	$12.20	$11.77	$11.23	$10.48

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

SEE NOTES TO FINANCIAL STATEMENTS33

STATEMENTS OF OPERATIONS For the six months ended 2-28-15 (unaudited)

	Retirement Living through 2055 Portfolio	Retirement Living through 2050 Portfolio	Retirement Living through 2045 Portfolio	Retirement Living through 2040 Portfolio	Retirement Living through 2035 Portfolio
Investment income
Income distributions received from affiliated underlying funds	$204,627	$3,336,648	$10,652,462	$11,185,868	$14,620,484
Other income received from advisor	5,963	83,044	334,519	353,252	473,037
Total investment income	210,590	3,419,692	10,986,981	11,539,120	15,093,521
Expenses
Investment management fees	4,889	84,477	269,842	282,753	366,379
Distribution and service fees	4,406	76,228	269,303	286,720	363,321
Transfer agent fees	174	6,118	29,208	29,918	35,962
Accounting and legal services fees	802	14,133	45,374	47,605	61,603
State registration fees	55,742	40,654	41,062	41,141	40,779
Professional fees	19,236	18,982	24,495	24,717	26,289
Printing and postage	897	2,269	3,535	3,604	3,772
Custodian fees	5,250	4,375	4,375	4,375	4,375
Trustees' fees	55	1,760	5,767	6,015	7,776
Registration and filing fees	42,411	9,699	9,262	9,717	10,019
Expense recapture	—	986	935	977	1,589
Other	2,830	3,559	4,966	5,024	5,542
Total expenses before reductions	136,692	263,240	708,124	742,566	927,406
Less expense reductions	(131,874)	(178,587)	(404,082)	(420,239)	(522,337)
Net expenses	4,818	84,653	304,042	322,327	405,069
Net investment income (loss)	205,772	3,335,039	10,682,939	11,216,793	14,688,452
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated funds	(80,608)	588,878	2,714,572	1,955,030	2,428,300
Capital gain distributions received from affiliated underlying funds	741,833	11,967,958	37,855,678	39,950,158	51,322,002
	661,225	12,556,836	40,570,250	41,905,188	53,750,302
Change in net unrealized appreciation (depreciation) of
Investments in affiliated funds	(145,127)	(10,221,074)	(35,874,279)	(36,837,505)	(47,369,297)
	(145,127)	(10,221,074)	(35,874,279)	(36,837,505)	(47,369,297)
Net realized and unrealized gain (loss)	516,098	2,335,762	4,695,971	5,067,683	6,381,005
Increase (decrease) in net assets from operations	$721,870	$5,670,801	$15,378,910	$16,284,476	$21,069,457

34SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-15 (unaudited)

Continued

	Retirement Living through 2030 Portfolio	Retirement Living through 2025 Portfolio	Retirement Living through 2020 Portfolio	Retirement Living through 2015 Portfolio	Retirement Living through 2010 Portfolio
Investment income
Income distributions received from affiliated underlying funds	$18,545,428	$22,373,104	$20,617,317	$11,678,467	$7,298,944
Other income received from advisor	583,057	658,809	648,367	367,071	232,783
Total investment income	19,128,485	23,031,913	21,265,684	12,045,538	7,531,727
Expenses
Investment management fees	448,775	507,242	427,537	215,319	121,651
Distribution and service fees	444,016	490,680	431,798	260,213	151,737
Transfer agent fees	47,495	47,980	50,585	38,549	25,116
Accounting and legal services fees	74,583	83,358	70,183	36,790	21,549
State registration fees	41,912	41,441	41,641	40,571	39,757
Professional fees	27,775	28,739	27,321	23,680	21,876
Printing and postage	4,652	4,825	4,873	3,850	2,983
Custodian fees	4,375	4,375	4,375	4,375	4,375
Trustees' fees	9,392	10,468	8,805	4,712	2,754
Registration and filing fees	10,476	11,203	10,446	8,711	8,455
Expense recapture	2,184	2,358	2,511	1,991	831
Other	6,056	6,416	5,952	4,779	4,117
Total expenses before reductions	1,121,691	1,239,085	1,086,027	643,540	405,201
Less expense reductions	(622,805)	(693,303)	(595,546)	(337,922)	(222,915)
Net expenses	498,886	545,782	490,481	305,618	182,286
Net investment income (loss)	18,629,599	22,486,131	20,775,203	11,739,920	7,349,441
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in affiliated funds	4,310,914	6,606,639	9,240,955	6,910,623	2,471,309
Capital gain distributions received from affiliated underlying funds	58,944,089	58,095,881	41,366,589	18,718,658	9,075,491
	63,255,003	64,702,520	50,607,544	25,629,281	11,546,800
Change in net unrealized appreciation (depreciation) of
Investments in affiliated funds	(58,031,342)	(63,505,211)	(55,725,418)	(31,660,775)	(16,170,740)
	(58,031,342)	(63,505,211)	(55,725,418)	(31,660,775)	(16,170,740)
Net realized and unrealized gain (loss)	5,223,661	1,197,309	(5,117,874)	(6,031,494)	(4,623,940)
Increase (decrease) in net assets from operations	$23,853,260	$23,683,440	$15,657,329	$5,708,426	$2,725,501

SEE NOTES TO FINANCIAL STATEMENTS35

STATEMENTS OF CHANGES IN NET ASSETS

	Retirement Living through 2055 Portfolio		Retirement Living through 2050 Portfolio		Retirement Living through 2045 Portfolio
	Six months ended 2-28-15	Period ended 8-31-14[1]	Six months ended 2-28-15	Year ended 8-31-14	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$205,772	($547)	$3,335,039	$1,903,140	$10,682,939	$8,620,983
Net realized gain (loss)	661,225	(5,863)	12,556,836	7,158,070	40,570,250	34,762,351
Change in net unrealized appreciation (depreciation)	(145,127)	174,940	(10,221,074)	22,956,162	(35,874,279)	93,259,262
Increase (decrease) in net assets resulting from operations	721,870	168,530	5,670,801	32,017,372	15,378,910	136,642,596
Distributions to shareholders
From net investment income
Class A	(1,883)	—	(89,112)	(29,235)	(437,854)	(297,737)
Class R1	(794)	—	(2,610)	(2,324)	(10,257)	(7,733)
Class R2	(994)	—	(4,006)	(2,652)	(4,540)	(3,503)
Class R3	(874)	—	(1,379)	(820)	(15,677)	(10,869)
Class R4	(1,193)	—	(1,539)	(1,276)	(13,591)	(9,408)
Class R5	(1,353)	—	(1,689)	(13,355)	(19,331)	(14,156)
Class R6	(1,392)	—	(20,046)	(4,203)	(18,376)	(32,186)
Class 1	(196,496)	—	(3,150,327)	(1,910,224)	(9,966,168)	(8,618,941)
From net realized gain
Class A	(1,857)	—	(341,258)	(87,246)	(2,059,610)	(1,058,430)
Class R1	(979)	—	(13,906)	(9,733)	(65,993)	(37,925)
Class R2	(979)	—	(15,342)	(7,915)	(21,356)	(12,450)
Class R3	(979)	—	(6,355)	(2,960)	(87,917)	(46,275)
Class R4	(979)	—	(4,598)	(2,959)	(50,378)	(26,225)
Class R5	(979)	—	(4,293)	(26,269)	(61,272)	(33,652)
Class R6	(980)	—	(49,131)	(7,966)	(56,206)	(73,795)
Class 1	(142,291)	—	(8,009,660)	(3,757,094)	(31,587,872)	(20,488,594)
Total distributions	(355,002)	—	(11,715,251)	(5,866,231)	(44,476,398)	(30,771,879)
From portfolio share transactions	16,781,757	7,281,825	36,239,277	88,459,523	28,364,285	46,562,573
Total increase (decrease)	17,148,625	7,450,355	30,194,827	114,610,664	(733,203)	152,433,290
Net assets
Beginning of period	7,450,355	—	242,880,009	128,269,345	819,977,129	667,543,839
End of period	$24,598,980	$7,450,355	$273,074,836	$242,880,009	$819,243,926	$819,977,129
Undistributed net investment income (loss)	$793	—	$64,331	—	$197,145	—

1	Period from 3-26-14 (commencement of operations) to 8-31-14.

36SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Retirement Living through 2040 Portfolio		Retirement Living through 2035 Portfolio		Retirement Living through 2030 Portfolio
	Six months ended 2-28-15	Year ended 8-31-14	Six months ended 2-28-15	Year ended 8-31-14	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$11,216,793	$8,899,068	$14,688,452	$11,828,122	$18,629,599	$16,781,226
Net realized gain (loss)	41,905,188	35,481,026	53,750,302	44,229,621	63,255,003	54,991,772
Change in net unrealized appreciation (depreciation)	(36,837,505)	97,353,739	(47,369,297)	124,367,052	(58,031,342)	140,638,277
Increase (decrease) in net assets resulting from operations	16,284,476	141,733,833	21,069,457	180,424,795	23,853,260	212,411,275
Distributions to shareholders
From net investment income
Class A	(443,789)	(297,991)	(542,432)	(382,285)	(853,260)	(601,350)
Class R1	(13,878)	(11,840)	(25,687)	(16,995)	(29,963)	(26,075)
Class R2	(15,469)	(4,545)	(4,496)	(2,888)	(12,951)	(8,199)
Class R3	(21,022)	(24,758)	(20,717)	(17,682)	(28,896)	(32,173)
Class R4	(16,898)	(9,794)	(18,051)	(14,502)	(18,540)	(13,264)
Class R5	(31,558)	(53,099)	(17,867)	(21,829)	(39,753)	(90,163)
Class R6	(16,213)	(31,176)	(15,634)	(55,474)	(36,537)	(105,403)
Class 1	(10,446,975)	(8,814,528)	(13,746,811)	(11,714,912)	(18,626,382)	(16,047,491)
From net realized gain
Class A	(2,041,599)	(1,029,836)	(2,376,262)	(1,254,024)	(3,244,964)	(1,569,138)
Class R1	(86,734)	(56,555)	(153,318)	(76,063)	(147,020)	(87,793)
Class R2	(70,635)	(15,708)	(19,699)	(9,476)	(49,253)	(21,394)
Class R3	(114,488)	(102,574)	(108,000)	(69,065)	(127,038)	(97,052)
Class R4	(60,776)	(26,514)	(62,455)	(37,545)	(57,556)	(28,253)
Class R5	(97,020)	(122,520)	(52,923)	(48,365)	(107,603)	(167,454)
Class R6	(48,101)	(69,373)	(44,697)	(118,632)	(95,830)	(189,672)
Class 1	(32,117,551)	(20,338,727)	(40,718,017)	(25,955,857)	(50,417,533)	(29,804,258)
Total distributions	(45,642,706)	(31,009,538)	(57,927,066)	(39,795,594)	(73,893,079)	(48,889,132)
From portfolio share transactions	35,485,039	57,657,196	42,443,884	88,345,595	51,656,514	89,204,542
Total increase (decrease)	6,126,809	168,381,491	5,586,275	228,974,796	1,616,695	252,726,685
Net assets
Beginning of period	854,153,607	685,772,116	1,105,446,784	876,471,988	1,334,998,753	1,082,272,068
End of period	$860,280,416	$854,153,607	$1,111,033,059	$1,105,446,784	$1,336,615,448	$1,334,998,753
Undistributed net investment income (loss)	$210,991	—	$333,071	$36,314	$812,429	$1,829,112

SEE NOTES TO FINANCIAL STATEMENTS37

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Retirement Living through 2025 Portfolio		Retirement Living through 2020 Portfolio
	Six months ended 2-28-15	Year ended 8-31-14	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$22,486,131	$22,357,605	$20,775,203	$22,902,885
Net realized gain (loss)	64,702,520	58,876,042	50,607,544	48,297,119
Change in net unrealized appreciation (depreciation)	(63,505,211)	141,620,765	(55,725,418)	104,677,003
Increase (decrease) in net assets resulting from operations	23,683,440	222,854,412	15,657,329	175,877,007
Distributions to shareholders
From net investment income
Class A	(1,062,606)	(810,882)	(1,401,916)	(1,004,168)
Class R1	(47,860)	(34,399)	(49,567)	(40,338)
Class R2	(13,722)	(7,185)	(20,944)	(11,215)
Class R3	(59,503)	(47,157)	(62,834)	(62,633)
Class R4	(22,583)	(23,844)	(31,833)	(16,488)
Class R5	(32,458)	(41,448)	(91,103)	(140,282)
Class R6	(21,671)	(163,641)	(51,104)	(161,682)
Class 1	(24,487,890)	(21,050,266)	(24,136,793)	(21,186,229)
From net realized gain
Class A	(3,042,470)	(1,585,235)	(3,060,109)	(1,678,170)
Class R1	(167,573)	(82,421)	(126,598)	(79,407)
Class R2	(39,287)	(14,046)	(45,718)	(18,742)
Class R3	(191,296)	(103,636)	(150,260)	(115,108)
Class R4	(54,690)	(39,363)	(60,665)	(23,940)
Class R5	(69,981)	(60,851)	(157,603)	(184,352)
Class R6	(45,473)	(233,783)	(86,419)	(207,535)
Class 1	(52,797,857)	(30,904,942)	(41,755,226)	(27,841,761)
Total distributions	(82,156,920)	(55,203,099)	(71,288,692)	(52,772,050)
From portfolio share transactions	82,985,012	93,291,781	47,454,515	48,579,501
Total increase (decrease)	24,511,532	260,943,094	(8,176,848)	171,684,458
Net assets
Beginning of period	1,482,474,014	1,221,530,920	1,251,761,797	1,080,077,339
End of period	$1,506,985,546	$1,482,474,014	$1,243,584,949	$1,251,761,797
Undistributed net investment income (loss)	$1,566,318	$4,828,480	$1,818,019	$6,888,910

38SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Retirement Living through 2015 Portfolio		Retirement Living through 2010 Portfolio
	Six months ended 2-28-15	Year ended 8-31-14	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$11,739,920	$15,041,020	$7,349,441	$9,691,028
Net realized gain (loss)	25,629,281	33,790,508	11,546,800	17,854,683
Change in net unrealized appreciation (depreciation)	(31,660,775)	41,760,509	(16,170,740)	21,126,712
Increase (decrease) in net assets resulting from operations	5,708,426	90,592,037	2,725,501	48,672,423
Distributions to shareholders
From net investment income
Class A	(1,289,423)	(935,672)	(980,267)	(807,595)
Class R1	(24,002)	(21,739)	(11,115)	(7,515)
Class R2	(7,267)	(3,882)	(16,186)	(13,665)
Class R3	(120,081)	(98,365)	(28,399)	(22,575)
Class R4	(5,958)	(5,024)	(22,235)	(11,838)
Class R5	(38,031)	(41,527)	(8,616)	(29,445)
Class R6	(16,285)	(104,898)	(14,414)	(86,673)
Class 1	(14,250,750)	(14,061,292)	(9,150,948)	(9,133,778)
From net realized gain
Class A	(2,971,102)	(1,327,408)	(1,715,098)	(1,334,530)
Class R1	(62,839)	(35,341)	(21,716)	(13,993)
Class R2	(16,744)	(5,508)	(28,319)	(22,581)
Class R3	(298,127)	(151,098)	(53,012)	(40,006)
Class R4	(12,258)	(6,322)	(35,224)	(17,584)
Class R5	(72,080)	(47,928)	(12,688)	(40,462)
Class R6	(30,266)	(118,611)	(20,861)	(116,912)
Class 1	(27,009,355)	(16,228,724)	(13,476,305)	(12,551,031)
Total distributions	(46,224,568)	(33,193,339)	(25,595,403)	(24,250,183)
From portfolio share transactions	(2,830,604)	(31,959,462)	(4,674,595)	(24,926,355)
Total increase (decrease)	(43,346,746)	25,439,236	(27,544,497)	(504,115)
Net assets
Beginning of period	674,130,273	648,691,037	395,226,031	395,730,146
End of period	$630,783,527	$674,130,273	$367,681,534	$395,226,031
Undistributed net investment income (loss)	$1,069,971	$5,081,848	$707,685	$3,590,424

SEE NOTES TO FINANCIAL STATEMENTS39

Financial highlights

Retirement Living through 2055 Portfolio
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)	[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)	[3,4]	Expenses before reductions (%)	[5]	Expenses including reductions (%)	[5]	Net investment income (loss) (%)	[1]	Net assets, end of period (in thousands	Portfolio turnover (%)
CLASS A
02-28-2015[6]	10.64	0.11	[7]	0.09	0.20	(0.10)	(0.10)	—	(0.20)	10.64	1.90	[8]	9.06	[9]	0.47	[9]	2.19	[7,9]	334	9
08-31-2014[10]	10.00		(0.02)	0.66	0.64	—	—	—	—	10.64	6.40	[8]	23.48	[9]	0.60	[9]	(0.43	) [9]	132	24
CLASS R1
02-28-2015[6]	10.63	0.11	[7]	0.07	0.18	(0.08)	(0.10)	—	(0.18)	10.63	1.70	[8]	14.31	[9]	0.67	[9]	2.08	[7,9]	106	9
08-31-2014[10]	10.00		(0.03)	0.66	0.63	—	—	—	—	10.63	6.30	[8]	21.55	[9]	0.85	[9]	(0.66	) [9]	106	24
CLASS R2
02-28-2015[6]	10.64	0.12	[7]	0.08	0.20	(0.10)	(0.10)	—	(0.20)	10.64	1.90	[8]	13.93	[9]	0.42	[9]	2.33	[7,9]	107	9
08-31-2014[10]	10.00		(0.02)	0.66	0.64	—	—	—	—	10.64	6.40	[8]	21.02	[9]	0.60	[9]	(0.41	) [9]	106	24
CLASS R3
02-28-2015[6]	10.64	0.11	[7]	0.07	0.18	(0.09)	(0.10)	—	(0.19)	10.63	1.68	[8]	14.32	[9]	0.61	[9]	2.15	[7,9]	106	9
08-31-2014[10]	10.00		(0.03)	0.67	0.64	—	—	—	—	10.64	6.40	[8]	21.60	[9]	0.75	[9]	(0.56	) [9]	106	24
CLASS R4
02-28-2015[6]	10.65	0.13	[7]	0.08	0.21	(0.12)	(0.10)	—	(0.22)	10.64	1.99	[8]	13.97	[9]	0.22	[9]	2.54	[7,9]	106	9
08-31-2014[10]	10.00		(0.01)	0.66	0.65	—	—	—	—	10.65	6.50	[8]	21.13	[9]	0.35	[9]	(0.17	) [9]	106	24
CLASS R5
02-28-2015[6]	10.66	0.14	[7]	0.07	0.21	(0.13)	(0.10)	—	(0.23)	10.64	2.05	[8]	13.82	[9]	0.04	[9]	2.73	[7,9]	106	9
08-31-2014[10]	10.00	—	[11]	0.66	0.66	—	—	—	—	10.66	6.60	[8]	21.19	[9]	0.15	[9]	0.03	[9]	106	24
CLASS R6
02-28-2015[6]	10.67	0.14	[7]	0.07	0.21	(0.14)	(0.10)	—	(0.24)	10.64	1.99	[8]	15.26	[9]	—	[9]	2.77	[7,9]	106	9
08-31-2014[10]	10.00	—	[11]	0.67	0.67	—	—	—	—	10.67	6.70	[8]	23.05	[9]	0.10	[9]	0.09	[9]	106	24
CLASS 1
02-28-2015[6]	10.66	0.15	[7]	0.06	0.21	(0.13)	(0.10)	—	(0.23)	10.64	2.05	[8]	1.25	[9]	0.05	[9]	2.94	[7,9]	23,626	9
08-31-2014[10]	10.00	—	[11]	0.66	0.66	—	—	—	—	10.66	6.60	[8]	5.88	[9]	0.15	[9]	0.04	[9]	6,679	24

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.24% and 0.52% - 1.26% for the periods ended 2-28-15 and 8-31-14, respectively.
6	Six months ended 2-28-15. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.08%, respectively.
8	Not annualized.
9	Annualized.
10	Period from 3-26-14 (commencement of operations) to 8-31-14.
11	Less than $0.005 per share.

40SEE NOTES TO FINANCIAL STATEMENTS

Retirement Living through 2050 Portfolio
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)	[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)	[3,4]	Expenses before reductions (%)	[5]	Expenses including reductions (%)	[5]	Net investment income (loss) (%)	[1]	Net assets, end of period (in thousands	Portfolio turnover (%)
CLASS A
02-28-2015[6]	12.44	0.14	[7]	0.08	0.22	(0.11)	(0.41)	—	(0.52)	12.14	1.83	[8]	0.65	[9]	0.47	[9]	2.39	[7,9]	11,800	6
08-31-2014	10.73	0.05		2.04	2.09	(0.10)	(0.28)	—	(0.38)	12.44	19.70		0.90		0.60		0.43		8,305	10
08-31-2013	9.51	0.04		1.39	1.43	(0.08)	(0.13)	—	(0.21)	10.73	15.21		2.15		0.61		0.42		2,264	16
08-31-2012[10]	9.52		(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11	) [8]	7.08	[9]	0.61	[9]	(0.16	) [8]	503	67	[11]
CLASS R1
02-28-2015[6]	12.43	0.11	[7]	0.08	0.19	(0.08)	(0.41)	—	(0.49)	12.13	1.58	[8]	2.78	[9]	0.75	[9]	1.84	[7,9]	696	6
08-31-2014	10.72	0.07		1.99	2.06	(0.07)	(0.28)	—	(0.35)	12.43	19.44		4.80		0.86		0.59		409	10
08-31-2013	9.50	0.02		1.38	1.40	(0.05)	(0.13)	—	(0.18)	10.72	14.95		12.87		0.86		0.23		183	16
08-31-2012[10]	9.52		(0.03)	0.01	(0.02)	—	—	—	—	9.50	(0.21	) [8]	17.28	[9]	0.86	[9]	(0.28	) [8]	100	67	[11]
CLASS R2
02-28-2015[6]	12.44	0.13	[7]	0.09	0.22	(0.11)	(0.41)	—	(0.52)	12.14	1.83	[8]	2.49	[9]	0.50	[9]	2.17	[7,9]	617	6
08-31-2014	10.73	0.08		2.01	2.09	(0.10)	(0.28)	—	(0.38)	12.44	19.70		5.16		0.61		0.71		458	10
08-31-2013	9.51	0.07		1.36	1.43	(0.08)	(0.13)	—	(0.21)	10.73	15.21		11.95		0.61		0.55		155	16
08-31-2012[10]	9.52		(0.01)	—	(0.01)	—	—	—	—	9.51	(0.11	) [8]	16.97	[9]	0.61	[9]	(0.15	) [8]	100	67	[11]
CLASS R3
02-28-2015[6]	12.43	0.13	[7]	0.08	0.21	(0.09)	(0.41)	—	(0.50)	12.14	1.76	[8]	5.15	[9]	0.60	[9]	2.13	[9,7]	233	6
08-31-2014	10.73	0.05		2.01	2.06	(0.08)	(0.28)	—	(0.36)	12.43	19.44		11.01		0.75		0.43		184	10
08-31-2013	9.50	0.06		1.36	1.42	(0.06)	(0.13)	—	(0.19)	10.73	15.17		15.81		0.76		0.55		113	16
08-31-2012[10]	9.52		(0.02)	—	(0.02)	—	—	—	—	9.50	(0.21	) [8]	17.31	[9]	0.76	[9]	(0.23	) [8]	100	67	[11]
CLASS R4
02-28-2015[6]	12.46	0.14	[7]	0.09	0.23	(0.14)	(0.41)	—	(0.55)	12.14	1.91	[8]	6.44	[9]	0.21	[9]	2.30	[7,9]	344	6
08-31-2014	10.75	0.12		1.99	2.11	(0.12)	(0.28)	—	(0.40)	12.46	19.94		12.39		0.35		0.99		131	10
08-31-2013	9.52	0.10		1.36	1.46	(0.10)	(0.13)	—	(0.23)	10.75	15.59		15.54		0.36		0.95		113	16
08-31-2012[10]	9.52	—	[12]	—	— [12]	—	—	—	—	9.52	—	[8]	17.05	[9]	0.41	[9]	(0.05	) [8]	100	67	[11]
CLASS R5
02-28-2015[6]	12.48	0.17	[7]	0.07	0.24	(0.16)	(0.41)	—	(0.57)	12.15	2.03	[8]	6.94	[9]	—	[9]	2.80	[9,7]	128	6
08-31-2014	10.76	0.16		1.98	2.14	(0.14)	(0.28)	—	(0.42)	12.48	20.23		1.80		0.16		1.39		131	10
08-31-2013	9.53	0.02		1.46	1.48	(0.12)	(0.13)	—	(0.25)	10.76	15.79		2.67		0.16		0.23		985	16
08-31-2012[10]	9.52	0.01		—	0.01	—	—	—	—	9.53	0.11	[8]	16.34	[9]	0.16	[9]	0.07	[8]	100	67	[11]
CLASS R6
02-28-2015[6]	12.48	0.17	[7]	0.08	0.25	(0.17)	(0.41)	—	(0.58)	12.15	2.08	[8]	0.74	[9]	—	[9]	2.83	[7,9]	1,612	6
08-31-2014	10.76	0.08		2.07	2.15	(0.15)	(0.28)	—	(0.43)	12.48	20.29		2.34		0.11		0.64		1,223	10
08-31-2013	9.53	0.12		1.37	1.49	(0.13)	(0.13)	—	(0.26)	10.76	15.85		8.30		0.11		1.17		253	16
08-31-2012[10]	9.52	0.01		—	0.01	—	—	—	—	9.53	0.11	[8]	16.75	[9]	0.11	[9]	0.10	[8]	100	67	[11]
CLASS 1
02-28-2015[6]	12.47	0.16	[7]	0.08	0.24	(0.16)	(0.41)	—	(0.57)	12.14	2.02	[8]	0.17	[9]	0.05	[9]	2.73	[9,7]	257,645	6
08-31-2014	10.76	0.12		2.01	2.13	(0.14)	(0.28)	—	(0.42)	12.47	20.14		0.17		0.16		1.03		232,040	10
08-31-2013	9.53	0.10		1.38	1.48	(0.12)	(0.13)	—	(0.25)	10.76	15.79		0.23		0.16		0.94		124,203	16
08-31-2012	8.88	0.08		0.73	0.81	(0.11)	(0.05)	—	(0.16)	9.53	9.25		0.42		0.16		0.86		51,411	67
08-31-2011[13]	10.00	—	[12]	(1.12)	(1.12)	—	—	—	—	8.88	(11.20	) [8]	4.97	[9]	0.16	[9]	(0.01	) [9]	6,391	4

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.24%, 0.52%-1.26%, 0.50%-1.29%, 0.51%-1.47% and 0.48%-1.14% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
6	Six months ended 2-28-15. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.07%, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares is 3-1-12.
11	Portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	Less than $0.005 per share.
13	The inception date for Class 1 shares is 4-29-11.

SEE NOTES TO FINANCIAL STATEMENTS41

Financial Highlights continued

Retirement Living through 2045 Portfolio
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)	[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)	[3,4]	Expenses before reductions (%)	[5]	Expenses including reductions (%)	[5]	Net investment income (loss) (%)	[1]	Net assets, end of period (in thousands	Portfolio turnover (%)
CLASS A
02-28-2015[6]	12.27	0.14	[7]	0.06	0.20	(0.11)	(0.52)	—	(0.63)	11.84	1.73	[8]	0.55	[9]	0.45	[9]	2.38	7.9	51,102	6
08-31-2014	10.65	0.08		1.99	2.07	(0.10)	(0.35)	—	(0.45)	12.27	19.71		0.59		0.58		0.68		44,703	14
08-31-2013	9.88	0.06		1.38	1.44	(0.09)	(0.58)	—	(0.67)	10.65	15.25		0.65		0.59		0.62		28,714	15
08-31-2012	9.22	0.07		0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.88	8.72		0.75		0.59		0.74		17,140	70
08-31-2011	8.11	0.05		1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.22	15.37		0.78		0.59		0.53		10,641	16
08-31-2010	7.76	0.07		0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.11	6.00		0.85		0.60		0.87		6,026	19
CLASS R1
02-28-2015[6]	12.23	0.12	[7]	0.07	0.19	(0.08)	(0.52)	—	(0.60)	11.82	1.65	[8]	1.25	[9]	0.75	[9]	2.03	7.9	1,783	6
08-31-2014	10.62	0.05		1.98	2.03	(0.07)	(0.35)	—	(0.42)	12.23	19.39		2.00		0.83		0.44		1,447	14
08-31-2013	9.86	0.06		1.34	1.40	(0.06)	(0.58)	—	(0.64)	10.62	14.89		1.80		0.84		0.54		1,163	15
08-31-2012	9.21	0.07		0.70	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.45		2.05		0.81		0.75		1,254	70
08-31-2011	8.10	0.04		1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23		2.27		0.74		0.40		1,063	16
08-31-2010	7.75	0.07		0.39	0.46	(0.08)	(0.03)	—	(0.11)	8.10	5.88		1.73		0.75		0.78		721	19
CLASS R2
02-28-2015[6]	12.30	0.13	[7]	0.07	0.20	(0.11)	(0.52)	—	(0.63)	11.87	1.73	[8]	2.20	[9]	0.50	[9]	2.17	7.9	573	6
08-31-2014	10.67	0.08		2.00	2.08	(0.10)	(0.35)	—	(0.45)	12.30	19.76		3.96		0.58		0.69		524	14
08-31-2013	9.90	0.05		1.39	1.44	(0.09)	(0.58)	—	(0.67)	10.67	15.22		11.95		0.59		0.50		293	15
08-31-2012[10]	9.92		(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20	) [8]	16.78	[9]	0.59	[9]	(0.15	) [8]	100	70	[11]
CLASS R3
02-28-2015[6]	12.25	0.12	[7]	0.06	0.18	(0.09)	(0.52)	—	(0.61)	11.82	1.59	[8]	1.04	[9]	0.65	[9]	2.11	7.9	2,181	6
08-31-2014	10.63	0.06		1.99	2.05	(0.08)	(0.35)	—	(0.43)	12.25	19.58		1.69		0.73		0.50		2,027	14
08-31-2013	9.87	0.05		1.36	1.41	(0.07)	(0.58)	—	(0.65)	10.63	14.99		1.90		0.74		0.53		1,332	15
08-31-2012	9.22	0.06		0.72	0.78	(0.07)	(0.06)	—	(0.13)	9.87	8.55		2.20		0.71		0.68		1,102	70
08-31-2011	8.10	0.05		1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.22	15.46		2.59		0.64		0.49		943	16
08-31-2010	7.76	0.07		0.39	0.46	(0.09)	(0.03)	—	(0.12)	8.10	5.83		2.54		0.65		0.84		570	19
CLASS R4
02-28-2015[6]	12.30	0.15	[7]	0.07	0.22	(0.14)	(0.52)	—	(0.66)	11.86	1.90	[8]	0.94	[9]	0.25	[9]	2.53	7.9	1,060	6
08-31-2014	10.67	0.10		2.00	2.10	(0.12)	(0.35)	—	(0.47)	12.30	20.04		2.05		0.33		0.89		1,215	14
08-31-2013	9.90	0.10		1.36	1.46	(0.11)	(0.58)	—	(0.69)	10.67	15.50		2.41		0.34		0.92		812	15
08-31-2012	9.25	0.09		0.71	0.80	(0.09)	(0.06)	—	(0.15)	9.90	8.81		2.75		0.40		0.95		677	70
08-31-2011	8.13	0.06		1.22	1.28	(0.09)	(0.07)	—	(0.16)	9.25	15.66		3.75		0.39		0.67		498	16
08-31-2010	7.78	0.07		0.42	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.17		3.79		0.40		0.82		283	19
CLASS R5
02-28-2015[6]	12.36	0.16	[7]	0.06	0.22	(0.16)	(0.52)	—	(0.68)	11.90	1.92	[8]	0.66	[9]	0.05	[9]	2.74	7.9	1,587	6
08-31-2014	10.72	0.12		2.01	2.13	(0.14)	(0.35)	—	(0.49)	12.36	20.27		1.36		0.13		1.01		1,399	14
08-31-2013	9.94	0.15		1.34	1.49	(0.13)	(0.58)	—	(0.71)	10.72	15.78		1.11		0.14		1.43		1,023	15
08-31-2012	9.28	0.12		0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.24		1.47		0.13		1.27		1,633	70
08-31-2011	8.16	0.11		1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92		2.72		0.09		1.10		534	16
08-31-2010	7.80	0.13		0.39	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.55		3.66		0.10		1.50		218	19
CLASS R6
02-28-2015[6]	12.35	0.16	[7]	0.06	0.22	(0.17)	(0.52)	—	(0.69)	11.88	1.89	[8]	0.75	[9]	—	[9]	2.73	7.9	1,084	6
08-31-2014	10.70	0.14		2.01	2.15	(0.15)	(0.35)	—	(0.50)	12.35	20.46		0.70		0.08		1.19		1,496	14
08-31-2013	9.93	0.09		1.39	1.48	(0.13)	(0.58)	—	(0.71)	10.70	15.72		1.22		0.09		0.87		1,885	15
08-31-2012[12]	9.27	0.13		0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.25		16.83		0.09		1.35		107	70
CLASS 1
02-28-2015[6]	12.35	0.16	[7]	0.06	0.22	(0.16)	(0.52)	—	(0.68)	11.89	1.92	[8]	0.15	[9]	0.05	[9]	2.73	7.9	759,874	6
08-31-2014	10.71	0.14		1.99	2.13	(0.14)	(0.35)	—	(0.49)	12.35	20.29		0.14		0.13		1.16		767,166	14
08-31-2013	9.93	0.12		1.37	1.49	(0.13)	(0.58)	—	(0.71)	10.71	15.78		0.14		0.14		1.14		632,322	15
08-31-2012	9.27	0.12		0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19		0.15		0.14		1.25		528,261	70
08-31-2011	8.15	0.10		1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89		0.15		0.14		1.05		443,236	16
08-31-2010	7.80	0.11		0.39	0.50	(0.12)	(0.03)	—	(0.15)	8.15	6.38		0.16		0.15		1.32		309,787	19

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.24%, 0.52%-1.26%, 0.50%-1.29%, 0.51%-1.47%, 0.48%-1.14% and 0.48%-1.17% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6	Six months ended 2-28-15. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.08%, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class R2 shares is 3-1-12.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	The inception date for Class R6 shares is 9-1-11.

42SEE NOTES TO FINANCIAL STATEMENTS

Retirement Living through 2040 Portfolio
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)	[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)	[3,4]	Expenses before reductions (%)	[5]	Expenses including reductions (%)	[5]	Net investment income (loss) (%)	[1]	Net assets, end of period (in thousands	Portfolio turnover (%)
CLASS A
02-28-2015[6]	12.36	0.14	[7]	0.07	0.21	(0.11)	(0.51)	—	(0.62)	11.95	1.78	[8]	0.55	[9]	0.45	[9]	2.40	[7,9]	53,286	6
08-31-2014	10.71	0.08		2.01	2.09	(0.10)	(0.34)	—	(0.44)	12.36	19.79		0.58		0.58		0.66		45,469	14
08-31-2013	9.89	0.07		1.36	1.43	(0.08)	(0.53)	—	(0.61)	10.71	15.13		0.64		0.59		0.63		30,120	14
08-31-2012	9.23	0.07		0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.89	8.71		0.73		0.60		0.75		18,146	69
08-31-2011	8.12	0.05		1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.23	15.35		0.76		0.59		0.51		12,218	16
08-31-2010	7.77	0.08		0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.12	6.00		0.75		0.60		0.91		6,843	20
CLASS R1
02-28-2015[6]	12.33	0.12	[7]	0.06	0.18	(0.08)	(0.51)	—	(0.59)	11.92	1.54	[8]	1.13	[9]	0.75	[9]	2.00	[7,9]	2,384	6
08-31-2014	10.69	0.05		2.00	2.05	(0.07)	(0.34)	—	(0.41)	12.33	19.45		1.62		0.83		0.46		2,258	14
08-31-2013	9.86	0.05		1.37	1.42	(0.06)	(0.53)	—	(0.59)	10.69	15.00		1.58		0.84		0.51		1,985	14
08-31-2012	9.21	0.06		0.71	0.77	(0.06)	(0.06)	—	(0.12)	9.86	8.44		1.72		0.82		0.67		1,846	69
08-31-2011	8.10	0.04		1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.21	15.23		2.02		0.74		0.41		1,142	16
08-31-2010	7.76	0.06		0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.10	5.75		1.34		0.75		0.70		1,190	20
CLASS R2
02-28-2015[6]	12.38	0.13	[7]	0.08	0.21	(0.11)	(0.51)	—	(0.62)	11.97	1.78	[8]	1.13	[9]	0.49	[9]	2.20	[7,9]	1,832	6
08-31-2014	10.73	0.03		2.06	2.09	(0.10)	(0.34)	—	(0.44)	12.38	19.75		2.11		0.58		0.22		1,489	14
08-31-2013	9.90	0.05		1.39	1.44	(0.08)	(0.53)	—	(0.61)	10.73	15.21		9.52		0.59		0.51		312	14
08-31-2012[10]	9.92		(0.01)	(0.01)	(0.02)	—	—	—	—	9.90	(0.20	) [8]	16.77	[9]	0.60	[9]	(0.15	) [8]	100	69	[11]
CLASS R3
02-28-2015[6]	12.32	0.12	[7]	0.07	0.19	(0.09)	(0.51)	—	(0.60)	11.91	1.64	[8]	0.97	[9]	0.65	[9]	2.09	[7,9]	2,883	6
08-31-2014	10.68	0.08		1.98	2.06	(0.08)	(0.34)	—	(0.42)	12.32	19.58		1.22		0.73		0.66		3,213	14
08-31-2013	9.86	0.05		1.37	1.42	(0.07)	(0.53)	—	(0.60)	10.68	15.01		1.23		0.74		0.51		3,235	14
08-31-2012	9.21	0.07		0.71	0.78	(0.07)	(0.06)	—	(0.13)	9.86	8.56		1.32		0.71		0.71		2,766	69
08-31-2011	8.10	0.05		1.20	1.25	(0.07)	(0.07)	—	(0.14)	9.21	15.34		1.43		0.64		0.47		2,763	16
08-31-2010	7.75	0.08		0.39	0.47	(0.09)	(0.03)	—	(0.12)	8.10	5.97		1.25		0.65		0.90		1,547	20
CLASS R4
02-28-2015[6]	12.38	0.18	[7]	0.04	0.22	(0.14)	(0.51)	—	(0.65)	11.95	1.86	[8]	0.93	[9]	0.25	[9]	2.97	[7,9]	938	6
08-31-2014	10.73	0.10		2.01	2.11	(0.12)	(0.34)	—	(0.46)	12.38	20.03		1.94		0.33		0.87		1,349	14
08-31-2013	9.90	0.09		1.38	1.47	(0.11)	(0.53)	—	(0.64)	10.73	15.51		2.71		0.34		0.84		763	14
08-31-2012	9.24	0.09		0.72	0.81	(0.09)	(0.06)	—	(0.15)	9.90	8.93		3.78		0.40		1.00		505	69
08-31-2011	8.13	0.09		1.18	1.27	(0.09)	(0.07)	—	(0.16)	9.24	15.54		8.19		0.39		0.95		162	16
08-31-2010	7.78	0.04		0.45	0.49	(0.11)	(0.03)	—	(0.14)	8.13	6.18		6.93		0.40		0.53		156	20
CLASS R5
02-28-2015[6]	12.44	0.17	[7]	0.06	0.23	(0.16)	(0.51)	—	(0.67)	12.00	1.98	[8]	0.42	[9]	0.05	[9]	2.78	[7,9]	2,443	6
08-31-2014	10.77	0.16		2.00	2.16	(0.15)	(0.34)	—	(0.49)	12.44	20.36		0.57		0.13		1.33		2,271	14
08-31-2013	9.94	0.11		1.38	1.49	(0.13)	(0.53)	—	(0.66)	10.77	15.67		0.51		0.14		1.03		4,126	14
08-31-2012	9.28	0.10		0.74	0.84	(0.12)	(0.06)	—	(0.18)	9.94	9.23		0.92		0.14		1.10		3,371	69
08-31-2011	8.16	0.11		1.20	1.31	(0.12)	(0.07)	—	(0.19)	9.28	15.92		1.89		0.09		1.11		900	16
08-31-2010	7.80	0.14		0.38	0.52	(0.13)	(0.03)	—	(0.16)	8.16	6.56		1.57		0.10		1.64		456	20
CLASS R6
02-28-2015[6]	12.42	0.16	[7]	0.08	0.24	(0.17)	(0.51)	—	(0.68)	11.98	2.03	[8]	0.83	[9]	—	[9]	2.70	[7,9]	1,206	6
08-31-2014	10.76	0.14		2.01	2.15	(0.15)	(0.34)	—	(0.49)	12.42	20.34		0.70		0.08		1.16		1,232	14
08-31-2013	9.93	0.07		1.42	1.49	(0.13)	(0.53)	—	(0.66)	10.76	15.73		1.12		0.09		0.69		2,168	14
08-31-2012[12]	9.27	0.13		0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.93	9.24		16.85		0.10		1.35		107	69
CLASS 1
02-28-2015[6]	12.43	0.16	[7]	0.07	0.23	(0.16)	(0.51)	—	(0.67)	11.99	1.98	[8]	0.15	[9]	0.05	[9]	2.73	[7,9]	795,308	6
08-31-2014	10.77	0.14		2.01	2.15	(0.15)	(0.34)	—	(0.49)	12.43	20.27		0.14		0.13		1.16		796,874	14
08-31-2013	9.93	0.12		1.37	1.49	(0.12)	(0.53)	—	(0.65)	10.77	15.78		0.14		0.14		1.14		643,062	14
08-31-2012	9.27	0.12		0.71	0.83	(0.11)	(0.06)	—	(0.17)	9.93	9.19		0.15		0.15		1.25		523,000	69
08-31-2011	8.15	0.10		1.20	1.30	(0.11)	(0.07)	—	(0.18)	9.27	15.89		0.15		0.14		1.06		428,868	16
08-31-2010	7.79	0.11		0.40	0.51	(0.12)	(0.03)	—	(0.15)	8.15	6.52		0.16		0.15		1.34		311,176	20

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.24%, 0.52%-1.26%, 0.50%-1.29%, 0.51%-1.47%, 0.48%-1.14% and 0.48%-1.17% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6	Six months ended 2-28-15. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.09%, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class R2 shares is 3-1-12.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS43

Financial Highlights continued

Retirement Living through 2035 Portfolio
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)	[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)	[3,4]	Expenses before reductions (%)	[5]	Expenses including reductions (%))[5]		Net investment income (loss) (%)	[1]	Net assets, end of period (in thousands	Portfolio turnover (%)
CLASS A
02-28-2015[6]	12.42	0.14	[7]	0.06	0.20	(0.11)	(0.49)	—	(0.60)	12.02	1.78	[8]	0.54	[9]	0.45	[9]	2.39	[7,9]	62,881	6
08-31-2014	10.78	0.09		1.99	2.08	(0.10)	(0.34)	—	(0.44)	12.42	19.57		0.59		0.58		0.74		55,885	14
08-31-2013	9.92	0.07		1.36	1.43	(0.09)	(0.48)	—	(0.57)	10.78	15.04		0.63		0.59		0.66		37,108	15
08-31-2012	9.26	0.07		0.72	0.79	(0.07)	(0.06)	—	(0.13)	9.92	8.69		0.70		0.59		0.74		23,816	70
08-31-2011	8.14	0.05		1.21	1.26	(0.07)	(0.07)	—	(0.14)	9.26	15.45		0.71		0.59		0.56		15,711	17
08-31-2010	7.79	0.07		0.40	0.47	(0.09)	(0.03)	—	(0.12)	8.14	6.00		0.71		0.60		0.88		8,883	20
CLASS R1
02-28-2015[6]	12.39	0.12	[7]	0.06	0.18	(0.08)	(0.49)	—	(0.57)	12.00	1.61	[8]	1.02	[9]	0.75	[9]	2.05	[7,9]	4,395	6
08-31-2014	10.75	0.05		2.00	2.05	(0.07)	(0.34)	—	(0.41)	12.39	19.35		1.39		0.83		0.44		3,745	14
08-31-2013	9.90	0.06		1.33	1.39	(0.06)	(0.48)	—	(0.54)	10.75	14.68		1.46		0.84		0.61		2,400	15
08-31-2012	9.24	0.06		0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.90	8.54		1.51		0.81		0.66		2,475	70
08-31-2011	8.13	0.05		1.19	1.24	(0.06)	(0.07)	—	(0.13)	9.24	15.19		1.61		0.74		0.47		1,827	17
08-31-2010	7.79	0.06		0.39	0.45	(0.08)	(0.03)	—	(0.11)	8.13	5.74		1.35		0.75		0.75		1,453	20
CLASS R2
02-28-2015[6]	12.46	0.12	[7]	0.08	0.20	(0.11)	(0.49)	—	(0.60)	12.06	1.77	[8]	2.14	[9]	0.50	[9]	2.09	[7,9]	635	6
08-31-2014	10.81	0.09		2.00	2.09	(0.10)	(0.34)	—	(0.44)	12.46	19.61		5.07		0.58		0.72		605	14
08-31-2013	9.94	0.08		1.36	1.44	(0.09)	(0.48)	—	(0.57)	10.81	15.10		14.91		0.59		0.77		111	15
08-31-2012[10]	9.96	(0.01)		(0.01)	(0.02)	—	—	—	—	9.94	(0.20	) [8]	16.77	[9]	0.59	[9]	(0.14	) [8]	100	70	[11]
CLASS R3
02-28-2015[6]	12.41	0.13	[7]	0.06	0.19	(0.10)	(0.49)	—	(0.59)	12.01	1.63	[8]	0.97	[9]	0.65	[9]	2.12	[7,9]	2,786	6
08-31-2014	10.77	0.07		1.99	2.06	(0.08)	(0.34)	—	(0.42)	12.41	19.42		1.37		0.73		0.57		2,831	14
08-31-2013	9.91	0.06		1.35	1.41	(0.07)	(0.48)	—	(0.55)	10.77	14.88		1.29		0.74		0.57		2,382	15
08-31-2012	9.25	0.06		0.72	0.78	(0.06)	(0.06)	—	(0.12)	9.91	8.59		1.45		0.73		0.63		2,376	70
08-31-2011	8.14	0.04		1.20	1.24	(0.06)	(0.07)	—	(0.13)	9.25	15.22		1.58		0.69		0.41		1,967	17
08-31-2010	7.79	0.05		0.42	0.47	(0.09)	(0.03)	—	(0.12)	8.14	5.91		1.56		0.70		0.59		1,167	20
CLASS R4
02-28-2015[6]	12.48	0.15	[7]	0.06	0.21	(0.14)	(0.49)	—	(0.63)	12.06	1.86	[8]	0.83	[9]	0.25	[9]	2.57	[7,9]	1,642	6
08-31-2014	10.83	0.12		2.00	2.12	(0.13)	(0.34)	—	(0.47)	12.48	19.85		1.57		0.33		0.98		1,536	14
08-31-2013	9.96	0.10		1.36	1.46	(0.11)	(0.48)	—	(0.59)	10.83	15.36		1.78		0.34		0.93		1,145	15
08-31-2012	9.30	0.10		0.71	0.81	(0.09)	(0.06)	—	(0.15)	9.96	8.89		1.82		0.40		1.02		1,146	70
08-31-2011	8.18	0.08		1.20	1.28	(0.09)	(0.07)	—	(0.16)	9.30	15.58		1.95		0.39		0.77		957	17
08-31-2010	7.81	0.04		0.47	0.51	(0.11)	(0.03)	—	(0.14)	8.18	6.43		2.77		0.40		0.47		574	20
CLASS R5
02-28-2015[6]	12.50	0.17	[7]	0.06	0.23	(0.17)	(0.49)	—	(0.66)	12.07	1.97	[8]	0.61	[9]	0.05	[9]	2.79	[7,9]	1,393	6
08-31-2014	10.84	0.16		1.99	2.15	(0.15)	(0.34)	—	(0.49)	12.50	20.15		1.14		0.13		1.33		1,271	14
08-31-2013	9.97	0.17		1.31	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.57		0.68		0.14		1.61		1,411	15
08-31-2012	9.31	0.09		0.75	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22		1.09		0.13		0.97		3,543	70
08-31-2011	8.19	0.12		1.19	1.31	(0.12)	(0.07)	—	(0.19)	9.31	15.88		1.60		0.09		1.23		742	17
08-31-2010	7.83	0.16		0.36	0.52	(0.13)	(0.03)	—	(0.16)	8.19	6.55		2.64		0.10		1.93		281	20
CLASS R6
02-28-2015[6]	12.50	0.17	[7]	0.05	0.22	(0.17)	(0.49)	—	(0.66)	12.06	1.94	[8]	0.86	[9]	—	[9]	2.77	[7,9]	877	6
08-31-2014	10.84	0.16		1.99	2.15	(0.15)	(0.34)	—	(0.49)	12.50	20.20		0.51		0.08		1.37		1,178	14
08-31-2013	9.97	0.07		1.41	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.62		0.71		0.09		0.71		3,720	15
08-31-2012[12]	9.31	0.13		0.71	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.22		16.85		0.09		1.36		107	70
CLASS 1
02-28-2015[6]	12.50	0.17	[7]	0.06	0.23	(0.17)	(0.49)	—	(0.66)	12.07	1.97	[8]	0.14	[9]	0.05	[9]	2.77	[7,9]	1,036,424	6
08-31-2014	10.84	0.14		2.01	2.15	(0.15)	(0.34)	—	(0.49)	12.50	20.15		0.14		0.13		1.19		1,038,396	14
08-31-2013	9.97	0.12		1.36	1.48	(0.13)	(0.48)	—	(0.61)	10.84	15.57		0.14		0.14		1.17		828,194	15
08-31-2012	9.31	0.12		0.72	0.84	(0.12)	(0.06)	—	(0.18)	9.97	9.17		0.14		0.14		1.26		676,119	70
08-31-2011	8.18	0.10		1.21	1.31	(0.11)	(0.07)	—	(0.18)	9.31	15.97		0.14		0.14		1.07		562,731	17
08-31-2010	7.83	0.12		0.39	0.51	(0.13)	(0.03)	—	(0.16)	8.18	6.38		0.15		0.15		1.36		413,289	20

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53%- 1.24%, 0.52% - 1.26%, 0.50%-1.29%, 0.51%-1.47%, 0.48%-1.14% and 0.48%-1.17% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6	Six months ended 2-28-15. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.09%, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class R2 shares is 3-1-12.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	The inception date for Class R6 shares is 9-1-11.

44SEE NOTES TO FINANCIAL STATEMENTS

Retirement Living through 2030 Portfolio
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)	[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)	[3,4]	Expenses before reductions (%)	[5]	Expenses including reductions (%)	[5]	Net investment income (loss) (%)	[1]	Net assets, end of period (in thousands	Portfolio turnover (%)
CLASS A
02-28-2015[6]	12.19	0.15	[7]	0.03	0.18	(0.13)	(0.49)	—	(0.62)	11.75	1.64	[8]	0.54	[9]	0.45	[9]	2.56	[7,9]	81,692	7
08-31-2014	10.65	0.10		1.87	1.97	(0.12)	(0.31)	—	(0.43)	12.19	18.80		0.59		0.58		0.90		73,551	15
08-31-2013	9.85	0.09		1.25	1.34	(0.11)	(0.43)	—	(0.54)	10.65	14.11		0.61		0.58		0.86		49,497	15
08-31-2012	9.21	0.10		0.68	0.78	(0.09)	(0.05)	—	(0.14)	9.85	8.66		0.68		0.59		1.02		32,160	69
08-31-2011	8.13	0.07		1.16	1.23	(0.08)	(0.07)	—	(0.15)	9.21	15.09		0.66		0.59		0.72		23,069	19
08-31-2010	7.76	0.09		0.40	0.49	(0.09)	(0.03)	—	(0.12)	8.13	6.31		0.67		0.59		1.04		14,723	21
CLASS R1
02-28-2015[6]	12.13	0.13	[7]	0.03	0.16	(0.10)	(0.49)	—	(0.59)	11.70	1.48	[8]	1.03	[9]	0.75	[9]	2.16	[7,9]	3,725	7
08-31-2014	10.61	0.08		1.84	1.92	(0.09)	(0.31)	—	(0.40)	12.13	18.40		1.31		0.83		0.68		3,685	15
08-31-2013	9.81	0.08		1.23	1.31	(0.08)	(0.43)	—	(0.51)	10.61	13.88		1.32		0.83		0.74		2,908	15
08-31-2012	9.17	0.08		0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.81	8.53		1.44		0.81		0.83		2,742	69
08-31-2011	8.10	0.06		1.15	1.21	(0.07)	(0.07)	—	(0.14)	9.17	14.86		1.47		0.74		0.59		2,240	19
08-31-2010	7.74	0.07		0.40	0.47	(0.08)	(0.03)	—	(0.11)	8.10	6.06		1.17		0.74		0.81		1,812	21
CLASS R2
02-28-2015[6]	12.14	0.14	[7]	0.03	0.17	(0.13)	(0.49)	—	(0.62)	11.69	1.57	[8]	1.32	[9]	0.50	[9]	2.43	[7,9]	1,278	7
08-31-2014	10.61	0.10		1.86	1.96	(0.12)	(0.31)	—	(0.43)	12.14	18.78		2.21		0.58		0.86		1,156	15
08-31-2013	9.82	0.04		1.29	1.33	(0.11)	(0.43)	—	(0.54)	10.61	14.04		5.79		0.58		0.37		567	15
08-31-2012[10]	9.80	—	[11]	0.02	0.02	—	—	—	—	9.82	0.20	[8]	16.01	[9]	0.59	[9]	(0.01	) [8]	100	69	[12]
CLASS R3
02-28-2015[6]	12.15	0.13	[7]	0.04	0.17	(0.12)	(0.49)	—	(0.61)	11.71	1.50	[8]	0.94	[9]	0.65	[9]	2.18	[7,9]	3,263	7
08-31-2014	10.62	0.09		1.85	1.94	(0.10)	(0.31)	—	(0.41)	12.15	18.59		1.18		0.73		0.82		3,604	15
08-31-2013	9.82	0.08		1.24	1.32	(0.09)	(0.43)	—	(0.52)	10.62	13.98		1.20		0.73		0.79		3,397	15
08-31-2012	9.18	0.08		0.69	0.77	(0.08)	(0.05)	—	(0.13)	9.82	8.58		1.28		0.72		0.88		3,146	69
08-31-2011	8.11	0.05		1.16	1.21	(0.07)	(0.07)	—	(0.14)	9.18	14.90		1.38		0.69		0.57		2,651	19
08-31-2010	7.75	0.06		0.42	0.48	(0.09)	(0.03)	—	(0.12)	8.11	6.10		1.39		0.69		0.67		1,615	21
CLASS R4
02-28-2015[6]	12.16	0.17	[7]	0.02	0.19	(0.16)	(0.49)	—	(0.65)	11.70	1.73	[8]	0.93	[9]	0.25	[9]	2.86	[7,9]	1,099	7
08-31-2014	10.63	0.13		1.86	1.99	(0.15)	(0.31)	—	(0.46)	12.16	19.02		1.89		0.33		1.11		1,252	15
08-31-2013	9.83	0.11		1.25	1.36	(0.13)	(0.43)	—	(0.56)	10.63	14.42		2.72		0.33		1.09		747	15
08-31-2012	9.19	0.12		0.68	0.80	(0.11)	(0.05)	—	(0.16)	9.83	8.91		2.36		0.40		1.31		498	69
08-31-2011	8.12	0.04		1.20	1.24	(0.10)	(0.07)	—	(0.17)	9.19	15.19		3.87		0.39		0.42		560	19
08-31-2010	7.76	0.06		0.44	0.50	(0.11)	(0.03)	—	(0.14)	8.12	6.37		5.30		0.39		0.76		106	21
CLASS R5
02-28-2015[6]	12.19	0.17	[7]	0.04	0.21	(0.19)	(0.49)	—	(0.68)	11.72	1.85	[8]	0.39	[9]	0.05	[9]	2.92	[7,9]	2,468	7
08-31-2014	10.65	0.18		1.84	2.02	(0.17)	(0.31)	—	(0.48)	12.19	19.30		0.43		0.13		1.54		2,577	15
08-31-2013	9.85	0.15		1.23	1.38	(0.15)	(0.43)	—	(0.58)	10.65	14.62		0.36		0.13		1.43		5,557	15
08-31-2012	9.21	0.11		0.72	0.83	(0.14)	(0.05)	—	(0.19)	9.85	9.24		0.58		0.13		1.18		6,777	69
08-31-2011	8.13	0.12		1.16	1.28	(0.13)	(0.07)	—	(0.20)	9.21	15.61		0.88		0.09		1.29		2,031	19
08-31-2010	7.76	0.15		0.38	0.53	(0.13)	(0.03)	—	(0.16)	8.13	6.76		0.98		0.09		1.82		724	21
CLASS R6
02-28-2015[6]	12.19	0.17	[7]	0.03	0.20	(0.19)	(0.49)	—	(0.68)	11.71	1.81	[8]	0.48	[9]	—	[9]	2.96	[7,9]	1,668	7
08-31-2014	10.64	0.17		1.86	2.03	(0.17)	(0.31)	—	(0.48)	12.19	19.47		0.32		0.08		1.44		2,554	15
08-31-2013	9.85	0.07		1.31	1.38	(0.16)	(0.43)	—	(0.59)	10.64	14.57		0.48		0.08		0.66		6,446	15
08-31-2012[13]	9.20	0.15		0.69	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.36		16.91		0.09		1.60		107	69
CLASS 1
02-28-2015[6]	12.19	0.17	[7]	0.04	0.21	(0.19)	(0.49)	—	(0.68)	11.72	1.85	[8]	0.14	[9]	0.05	[9]	2.90	[7,9]	1,241,422	7
08-31-2014	10.65	0.16		1.86	2.02	(0.17)	(0.31)	—	(0.48)	12.19	19.30		0.14		0.13		1.39		1,246,619	15
08-31-2013	9.85	0.14		1.24	1.38	(0.15)	(0.43)	—	(0.58)	10.65	14.58		0.13		0.13		1.37		1,013,152	15
08-31-2012	9.20	0.14		0.70	0.84	(0.14)	(0.05)	—	(0.19)	9.85	9.30		0.14		0.14		1.50		855,802	69
08-31-2011	8.12	0.12		1.15	1.27	(0.12)	(0.07)	—	(0.19)	9.20	15.58		0.14		0.14		1.24		719,995	19
08-31-2010	7.75	0.12		0.41	0.53	(0.13)	(0.03)	—	(0.16)	8.12	6.72		0.15		0.14		1.48		537,945	21

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the Portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.24%, 0.50%-1.29%, 0.51%-1.47%, 0.48%-1.14%, 0.48%-1.17% and 0.49%-1.31% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6	Six months ended 2-28-15. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.09%, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class R2 shares is 3-1-12.
11	Less than $0.005 per share.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS45

Financial Highlights continued

Retirement Living through 2025 Portfolio
Per share operating performance for a share outstanding throughout each period																Ratios and supplemental data
		Income (loss) from investment operations						Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)		[1,2]	Net realized and unrealized gain (loss on invest- ments ($)		Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)		[3,4]	Expenses before reductions (%)		[5]	Expenses including reductions (%)		[5]	Net investment income (loss) (%)		[1]	Net assets, end of period (in thousands	Portfolio turnover (%)
CLASS A
02-28-2015[6]	12.04	0.16	[7]		0.01		0.17	(0.16)	(0.46)	—	(0.62)	11.59	1.49	[8]		0.54	[9]		0.45	[9]		2.78	[7,9]		82,905	8
08-31-2014	10.65	0.14			1.68		1.82	(0.14)	(0.29)	—	(0.43)	12.04	17.38			0.58			0.58			1.18			74,977	15
08-31-2013	9.91	0.12			1.10		1.22	(0.13)	(0.35)	—	(0.48)	10.65	12.71			0.60			0.58			1.18			54,244	17
08-31-2012	9.27	0.13			0.68		0.81	(0.12)	(0.05)	—	(0.17)	9.91	8.93			0.67			0.59			1.36			38,080	66
08-31-2011	8.28	0.10			1.07		1.17	(0.11)	(0.07)	—	(0.18)	9.27	14.09			0.66			0.58			1.06			25,760	22
08-31-2010	7.87	0.12			0.44		0.56	(0.12)	(0.03)	—	(0.15)	8.28	7.02			0.65			0.59			1.37			14,515	22
CLASS R1
02-28-2015[6]	11.98	0.14	[7]		0.01		0.15	(0.13)	(0.46)	—	(0.59)	11.54	1.33	[8]		1.00	[9]		0.75	[9]		2.36	[7,9]		5,412	8
08-31-2014	10.60	0.11			1.67		1.78	(0.11)	(0.29)	—	(0.40)	11.98	17.09			1.30			0.83			0.93			4,313	15
08-31-2013	9.87	0.10			1.08		1.18	(0.10)	(0.35)	—	(0.45)	10.60	12.38			1.30			0.83			0.99			2,928	17
08-31-2012	9.23	0.12			0.68		0.80	(0.11)	(0.05)	—	(0.16)	9.87	8.80			1.41			0.81			1.26			2,646	66
08-31-2011	8.25	0.09			1.06		1.15	(0.10)	(0.07)	—	(0.17)	9.23	13.86			1.53			0.73			0.98			2,214	22
08-31-2010	7.84	0.11			0.44		0.55	(0.11)	(0.03)	—	(0.14)	8.25	6.91			1.22			0.74			1.33			1,771	22
CLASS R2
02-28-2015[6]	11.99	0.15	[7]		0.01		0.16	(0.16)	(0.46)	—	(0.62)	11.53	1.41	[8]		1.45	[9]		0.50	[9]		2.63	[7,9]		1,172	8
08-31-2014	10.60	0.12			1.70		1.82	(0.14)	(0.29)	—	(0.43)	11.99	17.46			2.75			0.58			1.05			912	15
08-31-2013	9.87	0.10			1.11		1.21	(0.13)	(0.35)	—	(0.48)	10.60	12.64			7.20			0.58			1.00			438	17
08-31-2012[10]	9.81	0.02			0.04		0.06	—	—	—	—	9.87	0.61	[8]		17.38	[9]		0.59	[9]		0.29	[8]		101	66	[11]
CLASS R3
02-28-2015[6]	12.00	0.15	[7]		(0.01)		0.14	(0.14)	(0.46)	—	(0.60)	11.54	1.26	[8]		0.88	[9]		0.65	[9]		2.56	[7,9]		5,225	8
08-31-2014	10.61	0.12			1.68		1.80	(0.12)	(0.29)	—	(0.41)	12.00	17.28			1.11			0.73			1.04			4,784	15
08-31-2013	9.88	0.11			1.08		1.19	(0.11)	(0.35)	—	(0.46)	10.61	12.47			1.14			0.73			1.04			3,710	17
08-31-2012	9.24	0.12			0.68		0.80	(0.11)	(0.05)	—	(0.16)	9.88	8.84			1.21			0.72			1.27			3,650	66
08-31-2011	8.25	0.09			1.07		1.16	(0.10)	(0.07)	—	(0.17)	9.24	14.04			1.27			0.68			0.92			3,068	22
08-31-2010	7.85	0.08			0.46		0.54	(0.11)	(0.03)	—	(0.14)	8.25	6.82			1.27			0.69			0.97			1,937	22
CLASS R4
02-28-2015[6]	12.03	0.17	[7]		—	[12]	0.17	(0.19)	(0.46)	—	(0.65)	11.55	1.49	[8]		0.86	[9]		0.25	[9]		2.95	[7,9]		1,468	8
08-31-2014	10.63	0.18			1.68		1.86	(0.17)	(0.29)	—	(0.46)	12.03	17.78			1.51			0.33			1.58			1,388	15
08-31-2013	9.90	0.16			1.07		1.23	(0.15)	(0.35)	—	(0.50)	10.63	12.89			1.40			0.33			1.52			1,408	17
08-31-2012	9.26	0.14			0.69		0.83	(0.14)	(0.05)	—	(0.19)	9.90	9.17			1.64			0.39			1.46			1,416	66
08-31-2011	8.27	0.12			1.07		1.19	(0.13)	(0.07)	—	(0.20)	9.26	14.32			1.87			0.38			1.23			1,050	22
08-31-2010	7.85	0.11			0.47		0.58	(0.13)	(0.03)	—	(0.16)	8.27	7.35			2.18			0.39			1.32			660	22
CLASS R5
02-28-2015[6]	12.03	0.18	[7]		0.01		0.19	(0.21)	(0.46)	—	(0.67)	11.55	1.69	[8]		0.49	[9]		0.05	[9]		3.19	[7,9]		1,975	8
08-31-2014	10.63	0.21			1.67		1.88	(0.19)	(0.29)	—	(0.48)	12.03	18.01			0.85			0.13			1.82			1,733	15
08-31-2013	9.90	0.23			1.02		1.25	(0.17)	(0.35)	—	(0.52)	10.63	13.11			0.40			0.13			2.21			2,099	17
08-31-2012	9.26	0.16			0.70		0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51			0.50			0.12			1.66			8,683	66
08-31-2011	8.27	0.16			1.06		1.22	(0.16)	(0.07)	—	(0.23)	9.26	14.63			0.64			0.08			1.67			3,342	22
08-31-2010	7.86	0.17			0.42		0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.48			1.24			0.09			1.97			831	22
CLASS R6
02-28-2015[6]	12.02	0.19	[7]		—	[12]	0.19	(0.22)	(0.46)	—	(0.68)	11.53	1.65	[8]		0.90	[9]		—	[9]		3.29	[7,9]		995	8
08-31-2014	10.63	0.21			1.66		1.87	(0.19)	(0.29)	—	(0.48)	12.02	17.97			0.29			0.08			1.84			1,067	15
08-31-2013	9.90	0.09			1.17		1.26	(0.18)	(0.35)	—	(0.53)	10.63	13.16			0.43			0.08			0.88			9,211	17
08-31-2012[13]	9.26	0.18			0.68		0.86	(0.17)	(0.05)	—	(0.22)	9.90	9.51			18.84			0.09			1.95			107	66
CLASS 1
02-28-2015[6]	12.03	0.18	[7]		0.01		0.19	(0.21)	(0.46)	—	(0.67)	11.55	1.69	[8]		0.14	[9]		0.05	[9]		3.13	[7,9]		1,407,832	8
08-31-2014	10.64	0.19			1.68		1.87	(0.19)	(0.29)	—	(0.48)	12.03	17.89			0.13			0.13			1.65			1,393,300	15
08-31-2013	9.90	0.17			1.09		1.26	(0.17)	(0.35)	—	(0.52)	10.64	13.21			0.13			0.13			1.65			1,147,492	17
08-31-2012	9.26	0.17			0.68		0.85	(0.16)	(0.05)	—	(0.21)	9.90	9.46			0.14			0.14			1.84			992,393	66
08-31-2011	8.27	0.15			1.06		1.21	(0.15)	(0.07)	—	(0.22)	9.26	14.58			0.14			0.13			1.59			829,297	22
08-31-2010	7.86	0.16			0.43		0.59	(0.15)	(0.03)	—	(0.18)	8.27	7.44			0.14			0.14			1.83			631,319	22

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.24%, 0.52% - 1.26%, 0.50%-1.29%, 0.51%-1.47%, 0.48%-1.14% and 0.48%-1.17% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6	Six months ended 2-28-15. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.09%, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class R2 shares is 3-1-12.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	Less than $0.005 per share.
13	The inception date for Class R6 shares is 9-1-11.

46SEE NOTES TO FINANCIAL STATEMENTS

Retirement Living through 2020 Portfolio
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)	[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)	[3,4]	Expenses before reductions (%)	[5]	Expenses including reductions (%)	[5]	Net investment income (loss) (%)	[1]	Net assets, end of period (in thousands	Portfolio turnover (%)
CLASS A
02-28-2015[6]	11.69	0.17	[7]	(0.06)	0.11	(0.20)	(0.42)	—	(0.62)	11.18	1.04	[8]	0.54	[9]	0.45	[9]	3.08	[7,9]	86,186	10
08-31-2014	10.53	0.16		1.47	1.63	(0.18)	(0.29)	—	(0.47)	11.69	15.79		0.59		0.58		1.46		77,843	17
08-31-2013	10.00	0.16		0.88	1.04	(0.17)	(0.34)	—	(0.51)	10.53	10.71		0.60		0.58		1.50		52,733	18
08-31-2012	9.39	0.17		0.66	0.83	(0.17)	(0.05)	—	(0.22)	10.00	9.03		0.67		0.59		1.78		37,860	63
08-31-2011	8.52	0.16		0.94	1.10	(0.15)	(0.08)	—	(0.23)	9.39	12.87		0.65		0.58		1.61		29,087	24
08-31-2010	8.06	0.17		0.47	0.64	(0.15)	(0.03)	—	(0.18)	8.52	7.91		0.65		0.59		1.92		18,528	23
CLASS R1
02-28-2015[6]	11.64	0.15	[7]	(0.05)	0.10	(0.17)	(0.42)	—	(0.59)	11.15	0.97	[8]	0.99	[9]	0.72	[9]	2.71	[7,9]	3,667	10
08-31-2014	10.50	0.14		1.44	1.58	(0.15)	(0.29)	—	(0.44)	11.64	15.36		1.32		0.83		1.23		3,553	17
08-31-2013	9.97	0.14		0.87	1.01	(0.14)	(0.34)	—	(0.48)	10.50	10.48		1.33		0.83		1.34		2,973	18
08-31-2012	9.37	0.15		0.65	0.80	(0.15)	(0.05)	—	(0.20)	9.97	8.77		1.39		0.81		1.59		2,704	63
08-31-2011	8.51	0.15		0.93	1.08	(0.14)	(0.08)	—	(0.22)	9.37	12.61		1.47		0.73		1.51		2,308	24
08-31-2010	8.04	0.15		0.49	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.92		1.12		0.74		1.77		1,859	23
CLASS R2
02-28-2015[6]	11.65	0.16	[7]	(0.04)	0.12	(0.20)	(0.42)	—	(0.62)	11.15	1.13	[8]	1.22	[9]	0.47	[9]	2.92	[7,9]	1,445	10
08-31-2014	10.50	0.15		1.47	1.62	(0.18)	(0.29)	—	(0.47)	11.65	15.73		2.24		0.58		1.33		1,233	17
08-31-2013	9.98	0.10		0.93	1.03	(0.17)	(0.34)	—	(0.51)	10.50	10.62		5.81		0.58		0.93		640	18
08-31-2012[10]	9.86	0.04		0.08	0.12	—	—	—	—	9.98	1.22	[8]	16.59	[9]	0.59	[9]	0.37	[8]	101	63	[11]
CLASS R3
02-28-2015[6]	11.66	0.16	[7]	(0.06)	0.10	(0.18)	(0.42)	—	(0.60)	11.16	0.98	[8]	0.89	[9]	0.64	[9]	2.81	[7,9]	4,012	10
08-31-2014	10.51	0.16		1.45	1.61	(0.17)	(0.29)	—	(0.46)	11.66	15.56		1.12		0.73		1.42		4,269	17
08-31-2013	9.98	0.15		0.87	1.02	(0.15)	(0.34)	—	(0.49)	10.51	10.57		1.07		0.73		1.40		4,378	18
08-31-2012	9.38	0.15		0.66	0.81	(0.16)	(0.05)	—	(0.21)	9.98	8.82		1.14		0.72		1.62		4,493	63
08-31-2011	8.51	0.14		0.95	1.09	(0.14)	(0.08)	—	(0.22)	9.38	12.78		1.15		0.68		1.49		3,839	24
08-31-2010	8.04	0.12		0.52	0.64	(0.14)	(0.03)	—	(0.17)	8.51	7.96		1.18		0.69		1.38		2,817	23
CLASS R4
02-28-2015[6]	11.66	0.20	[7]	(0.06)	0.14	(0.23)	(0.42)	—	(0.65)	11.15	1.30	[8]	0.95	[9]	0.25	[9]	3.62	[7,9]	1,077	10
08-31-2014	10.51	0.20		1.45	1.65	(0.21)	(0.29)	—	(0.50)	11.66	16.00		2.00		0.33		1.80		1,151	17
08-31-2013	9.99	0.18		0.87	1.05	(0.19)	(0.34)	—	(0.53)	10.51	10.89		2.25		0.33		1.74		891	18
08-31-2012	9.38	0.19		0.66	0.85	(0.19)	(0.05)	—	(0.24)	9.99	9.27		2.34		0.40		2.01		797	63
08-31-2011	8.51	0.15		0.97	1.12	(0.17)	(0.08)	—	(0.25)	9.38	13.09		5.58		0.39		1.56		466	24
08-31-2010	8.05	0.16		0.50	0.66	(0.17)	(0.03)	—	(0.20)	8.51	8.11		5.54		0.39		1.90		151	23
CLASS R5
02-28-2015[6]	11.70	0.20	[7]	(0.06)	0.14	(0.25)	(0.42)	—	(0.67)	11.17	1.32	[8]	0.31	[9]	0.05	[9]	3.52	[7,9]	4,340	10
08-31-2014	10.55	0.24		1.43	1.67	(0.23)	(0.29)	—	(0.52)	11.70	16.16		0.40		0.13		2.10		3,896	17
08-31-2013	10.02	0.22		0.86	1.08	(0.21)	(0.34)	—	(0.55)	10.55	11.19		0.31		0.13		2.12		6,515	18
08-31-2012	9.41	0.19		0.69	0.88	(0.22)	(0.05)	—	(0.27)	10.02	9.58		0.44		0.13		1.97		10,120	63
08-31-2011	8.53	0.21		0.95	1.16	(0.20)	(0.08)	—	(0.28)	9.41	13.50		0.70		0.08		2.17		3,114	24
08-31-2010	8.06	0.21		0.48	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.50		0.95		0.09		2.44		668	23
CLASS R6
02-28-2015[6]	11.69	0.22	[7]	(0.07)	0.15	(0.26)	(0.42)	—	(0.68)	11.16	1.37	[8]	0.57	[9]	—	[9]	3.96	[7,9]	2,038	10
08-31-2014	10.53	0.23		1.45	1.68	(0.23)	(0.29)	—	(0.52)	11.69	16.35		0.30		0.08		2.06		1,745	17
08-31-2013	10.01	0.11		0.96	1.07	(0.21)	(0.34)	—	(0.55)	10.53	11.14		0.46		0.08		1.11		7,360	18
08-31-2012[12]	9.40	0.23		0.65	0.88	(0.22)	(0.05)	—	(0.27)	10.01	9.59		16.95		0.09		2.38		106	63
CLASS 1
02-28-2015[6]	11.70	0.19	[7]	(0.05)	0.14	(0.25)	(0.42)	—	(0.67)	11.17	1.32	[8]	0.14	[9]	0.05	[9]	3.44	[7,9]	1,140,821	10
08-31-2014	10.54	0.22		1.46	1.68	(0.23)	(0.29)	—	(0.52)	11.70	16.27		0.14		0.13		1.95		1,158,072	17
08-31-2013	10.01	0.21		0.87	1.08	(0.21)	(0.34)	—	(0.55)	10.54	11.18		0.13		0.13		2.00		1,004,587	18
08-31-2012	9.40	0.22		0.65	0.87	(0.21)	(0.05)	—	(0.26)	10.01	9.53		0.14		0.14		2.27		909,856	63
08-31-2011	8.53	0.20		0.94	1.14	(0.19)	(0.08)	—	(0.27)	9.40	13.33		0.14		0.13		2.11		787,437	24
08-31-2010	8.06	0.20		0.49	0.69	(0.19)	(0.03)	—	(0.22)	8.53	8.45		0.14		0.14		2.30		631,670	23

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.24%, 0.52% - 1.26%, 0.50%-1.29%, 0.51%-1.47%, 0.48%-1.14% and 0.48%-1.17% the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6	Six months ended 2-28-15. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.11%, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class R2 shares is 3-1-12.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS47

Financial Highlights continued

Retirement Living through 2015 Portfolio
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)	[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)	[3,4]	Expenses before reductions (%)	[5]	Expenses including reductions (%)	[5]	Net investment income (loss) (%)	[1]	Net assets, end of period (in thousands	Portfolio turnover (%)
CLASS A
02-28-2015[6]	11.35	0.18	[7]	(0.10)	0.08	(0.23)	(0.53)	—	(0.76)	10.67	0.84	[8]	0.55	[9]	0.45	[9]	3.34	[7,9]	62,613	11
08-31-2014	10.43	0.19		1.23	1.42	(0.21)	(0.29)	—	(0.50)	11.35	13.93		0.59		0.58		1.74		61,465	20
08-31-2013	9.96	0.19		0.66	0.85	(0.20)	(0.18)	—	(0.38)	10.43	8.78		0.61		0.59		1.80		43,192	20
08-31-2012	9.39	0.21		0.62	0.83	(0.21)	(0.05)	—	(0.26)	9.96	9.11		0.68		0.59		2.16		31,143	59
08-31-2011	8.66	0.19		0.81	1.00	(0.20)	(0.07)	—	(0.27)	9.39	11.54		0.67		0.59		2.00		22,954	30
08-31-2010	8.17	0.22		0.50	0.72	(0.19)	(0.04)	—	(0.23)	8.66	8.82		0.66		0.59		2.49		13,255	26
CLASS R1
02-28-2015[6]	11.32	0.16	[7]	(0.10)	0.06	(0.20)	(0.53)	—	(0.73)	10.65	0.68	[8]	1.32	[9]	0.75	[9]	3.06	[7,9]	1,377	11
08-31-2014	10.40	0.18		1.22	1.40	(0.19)	(0.29)	—	(0.48)	11.32	13.69		2.09		0.83		1.63		1,184	20
08-31-2013	9.93	0.17		0.66	0.83	(0.18)	(0.18)	—	(0.36)	10.40	8.53		1.86		0.84		1.69		1,276	20
08-31-2012	9.37	0.22		0.59	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.85		1.83		0.81		2.32		1,330	59
08-31-2011	8.64	0.20		0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.41		1.78		0.74		2.03		1,618	30
08-31-2010	8.15	0.20		0.51	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.69		1.39		0.74		2.32		1,267	26
CLASS R2
02-28-2015[6]	11.33	0.18	[7]	(0.10)	0.08	(0.23)	(0.53)	—	(0.76)	10.65	0.85	[8]	2.89	[9]	0.50	[9]	3.25	[7,9]	374	11
08-31-2014	10.41	0.18		1.24	1.42	(0.21)	(0.29)	—	(0.50)	11.33	13.96		5.76		0.58		1.62		366	20
08-31-2013	9.94	0.16		0.69	0.85	(0.20)	(0.18)	—	(0.38)	10.41	8.79		10.80		0.59		1.53		194	20
08-31-2012[10]	9.76	0.05		0.13	0.18	—	—	—	—	9.94	1.84	[8]	16.51	[9]	0.59	[9]	0.56	[9]	102	59	[11]
CLASS R3
02-28-2015[6]	11.32	0.17	[7]	(0.10)	0.07	(0.21)	(0.53)	—	(0.74)	10.65	0.78	[8]	0.86	[9]	0.65	[9]	3.13	[7,9]	6,208	11
08-31-2014	10.41	0.18		1.22	1.40	(0.20)	(0.29)	—	(0.49)	11.32	13.69		1.03		0.73		1.62		6,277	20
08-31-2013	9.93	0.18		0.67	0.85	(0.19)	(0.18)	—	(0.37)	10.41	8.75		1.03		0.74		1.73		5,628	20
08-31-2012	9.37	0.20		0.61	0.81	(0.20)	(0.05)	—	(0.25)	9.93	8.91		1.08		0.73		2.14		5,485	59
08-31-2011	8.64	0.20		0.79	0.99	(0.19)	(0.07)	—	(0.26)	9.37	11.46		1.34		0.69		2.03		2,946	30
08-31-2010	8.15	0.21		0.50	0.71	(0.18)	(0.04)	—	(0.22)	8.64	8.74		1.31		0.69		2.40		1,780	26
CLASS R4
02-28-2015[6]	11.34	0.19	[7]	(0.09)	0.10	(0.26)	(0.53)	—	(0.79)	10.65	1.01	[8]	2.66	[9]	0.25	[9]	3.53	[7,9]	271	11
08-31-2014	10.43	0.22		1.22	1.44	(0.24)	(0.29)	—	(0.53)	11.34	14.11		6.96		0.33		2.03		251	20
08-31-2013	9.95	0.18		0.71	0.89	(0.23)	(0.18)	—	(0.41)	10.43	9.16		13.15		0.34		1.78		160	20
08-31-2012	9.38	0.24		0.61	0.85	(0.23)	(0.05)	—	(0.28)	9.95	9.34		10.46		0.41		2.51		68	59
08-31-2011	8.65	0.20		0.82	1.02	(0.22)	(0.07)	—	(0.29)	9.38	11.76		11.17		0.39		2.04		158	30
08-31-2010	8.16	0.24		0.50	0.74	(0.21)	(0.04)	—	(0.25)	8.65	9.01		7.45		0.39		2.74		64	26
CLASS R5
02-28-2015[6]	11.37	0.20	[7]	(0.10)	0.10	(0.28)	(0.53)	—	(0.81)	10.66	1.02	[8]	0.56	[9]	0.05	[9]	3.76	[7,9]	1,585	11
08-31-2014	10.45	0.26		1.21	1.47	(0.26)	(0.29)	—	(0.55)	11.37	14.40		1.13		0.13		2.41		1,360	20
08-31-2013	9.97	0.29		0.62	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.35		0.54		0.14		2.76		1,662	20
08-31-2012	9.41	0.21		0.66	0.87	(0.26)	(0.05)	—	(0.31)	9.97	9.55		0.76		0.13		2.22		5,380	59
08-31-2011	8.67	0.23		0.83	1.06	(0.25)	(0.07)	—	(0.32)	9.41	12.17		1.24		0.09		2.38		1,465	30
08-31-2010	8.17	0.25		0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.41		3.59		0.09		2.81		273	26
CLASS R6
02-28-2015[6]	11.37	0.21	[7]	(0.09)	0.12	(0.29)	(0.53)	—	(0.82)	10.67	1.17	[8]	1.49	[9]	—	[9]	3.83	[7,9]	511	11
08-31-2014	10.45	0.27		1.20	1.47	(0.26)	(0.29)	—	(0.55)	11.37	14.46		0.50		0.08		2.48		656	20
08-31-2013	9.97	0.16		0.75	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.40		0.65		0.09		1.53		4,406	20
08-31-2012[12]	9.40	0.27		0.61	0.88	(0.26)	(0.05)	—	(0.31)	9.97	9.67		15.61		0.09		2.80		106	59
CLASS 1
02-28-2015[6]	11.37	0.20	[7]	(0.10)	0.10	(0.28)	(0.53)	—	(0.81)	10.66	1.02	[8]	0.15	[9]	0.05	[9]	3.72	[7,9]	557,845	11
08-31-2014	10.45	0.25		1.22	1.47	(0.26)	(0.29)	—	(0.55)	11.37	14.40		0.14		0.13		2.27		602,569	20
08-31-2013	9.97	0.24		0.67	0.91	(0.25)	(0.18)	—	(0.43)	10.45	9.35		0.14		0.14		2.32		592,173	20
08-31-2012	9.40	0.26		0.61	0.87	(0.25)	(0.05)	—	(0.30)	9.97	9.61		0.14		0.14		2.70		582,885	59
08-31-2011	8.67	0.25		0.79	1.04	(0.24)	(0.07)	—	(0.31)	9.40	12.00		0.14		0.14		2.59		534,245	30
08-31-2010	8.17	0.25		0.52	0.77	(0.23)	(0.04)	—	(0.27)	8.67	9.36		0.14		0.14		2.88		439,994	26

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.24%, 0.52% - 1.26%, 0.50%-1.29%, 0.51%-1.47%, 0.48%-1.14%, and0.48%-1.17% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6	Six months ended 2-28-15. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.12%, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class R2 shares is 3-1-12.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	The inception date for Class R6 shares is 9-1-11.

48SEE NOTES TO FINANCIAL STATEMENTS

Retirement Living through 2010 Portfolio
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)	[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)	[3,4]	Expenses before reductions (%)	[5]	Expenses including reductions (%)	[5]	Net investment income (loss) (%)	[1]	Net assets, end of period (in thousands	Portfolio turnover (%)
CLASS A
02-28-2015[6]	10.57	0.18	[7]	(0.11)	0.07	(0.25)	(0.43)	—	(0.68)	9.96	0.77	[8]	0.56	[9]	0.45	[9]	3.60	[7,9]	42,308	10
08-31-2014	9.97	0.21		0.98	1.19	(0.22)	(0.37)	—	(0.59)	10.57	12.33		0.60		0.59		2.00		39,227	23
08-31-2013	10.11	0.20		0.51	0.71	(0.24)	(0.61)	—	(0.85)	9.97	7.40		0.63		0.59		2.03		35,013	18
08-31-2012	9.58	0.25		0.59	0.84	(0.27)	(0.04)	—	(0.31)	10.11	9.09		0.71		0.60		2.56		21,845	55
08-31-2011	8.98	0.23		0.69	0.92	(0.26)	(0.06)	—	(0.32)	9.58	10.21		0.70		0.59		2.30		17,032	43
08-31-2010	8.38	0.26		0.54	0.80	(0.17)	(0.03)	—	(0.20)	8.98	9.60		0.65		0.60		2.89		9,538	48
CLASS R1
02-28-2015[6]	10.53	0.17	[7]	(0.13)	0.04	(0.22)	(0.43)	—	(0.65)	9.92	0.51	[8]	1.93	[9]	0.75	[9]	3.29	[7,9]	589	10
08-31-2014	9.93	0.17		1.00	1.17	(0.20)	(0.37)	—	(0.57)	10.53	12.11		4.01		0.84		1.65		531	23
08-31-2013	10.08	0.18		0.49	0.67	(0.21)	(0.61)	—	(0.82)	9.93	7.05		4.34		0.84		1.82		387	18
08-31-2012	9.55	0.22		0.61	0.83	(0.26)	(0.04)	—	(0.30)	10.08	8.94		4.76		0.82		2.31		379	55
08-31-2011	8.95	0.26		0.64	0.90	(0.24)	(0.06)	—	(0.30)	9.55	10.09		4.44		0.74		2.65		337	43
08-31-2010	8.36	0.26		0.52	0.78	(0.16)	(0.03)	—	(0.19)	8.95	9.36		1.94		0.75		2.95		411	48
CLASS R2
02-28-2015[6]	10.57	0.18	[7]	(0.12)	0.06	(0.25)	(0.43)	—	(0.68)	9.95	0.67	[8]	1.83	[9]	0.50	[9]	3.55	[7,9]	696	10
08-31-2014	9.96	0.21		0.99	1.20	(0.22)	(0.37)	—	(0.59)	10.57	12.45		2.81		0.59		1.99		681	23
08-31-2013	10.11	0.15		0.55	0.70	(0.24)	(0.61)	—	(0.85)	9.96	7.30		6.04		0.59		1.50		613	18
08-31-2012[10]	9.87	0.07		0.17	0.24	—	—	—	—	10.11	2.43	[8]	16.44	[9]	0.60	[9]	0.72	[8]	102	55	[11]
CLASS R3
02-28-2015[6]	10.55	0.17	[7]	(0.13)	0.04	(0.23)	(0.43)	—	(0.66)	9.93	0.51	[8]	1.23	[9]	0.65	[9]	3.38	[7,9]	1,394	10
08-31-2014	9.94	0.19		1.00	1.19	(0.21)	(0.37)	—	(0.58)	10.55	12.31		2.09		0.74		1.82		1,200	23
08-31-2013	10.09	0.22		0.46	0.68	(0.22)	(0.61)	—	(0.83)	9.94	7.16		1.74		0.74		2.13		1,124	18
08-31-2012	9.56	0.24		0.59	0.83	(0.26)	(0.04)	—	(0.30)	10.09	8.99		1.47		0.73		2.51		1,765	55
08-31-2011	8.96	0.23		0.68	0.91	(0.25)	(0.06)	—	(0.31)	9.56	10.13		1.53		0.69		2.33		2,196	43
08-31-2010	8.37	0.25		0.54	0.79	(0.17)	(0.03)	—	(0.20)	8.96	9.39		1.34		0.70		2.79		1,441	48
CLASS R4
02-28-2015[6]	10.58	0.18	[7]	(0.12)	0.06	(0.27)	(0.43)	—	(0.70)	9.94	0.73	[8]	1.27	[9]	0.25	[9]	3.53	[7,9]	845	10
08-31-2014	9.97	0.23		1.00	1.23	(0.25)	(0.37)	—	(0.62)	10.58	12.72		3.39		0.34		2.21		607	23
08-31-2013	10.12	0.24		0.48	0.72	(0.26)	(0.61)	—	(0.87)	9.97	7.57		3.75		0.34		2.41		445	18
08-31-2012	9.58	0.26		0.61	0.87	(0.29)	(0.04)	—	(0.33)	10.12	9.42		4.40		0.40		2.64		407	55
08-31-2011	8.98	0.21		0.73	0.94	(0.28)	(0.06)	—	(0.34)	9.58	10.42		8.04		0.39		2.14		347	43
08-31-2010	8.38	0.30		0.52	0.82	(0.19)	(0.03)	—	(0.22)	8.98	9.79		8.98		0.40		3.31		71	48
CLASS R5
02-28-2015[6]	10.59	0.21	[7]	(0.13)	0.08	(0.29)	(0.43)	—	(0.72)	9.95	0.93	[8]	2.36	[9]	0.05	[9]	4.24	[7,9]	309	10
08-31-2014	9.98	0.28		0.97	1.25	(0.27)	(0.37)	—	(0.64)	10.59	12.93		1.81		0.14		2.75		213	23
08-31-2013	10.13	0.29		0.45	0.74	(0.28)	(0.61)	—	(0.89)	9.98	7.78		0.58		0.15		2.87		1,085	18
08-31-2012	9.60	0.27		0.62	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.64		0.62		0.13		2.82		4,614	55
08-31-2011	8.99	0.26		0.71	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.83		0.79		0.09		2.65		2,679	43
08-31-2010	8.39	0.32		0.52	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.08		3.29		0.10		3.54		261	48
CLASS R6
02-28-2015[6]	10.60	0.21	[7]	(0.13)	0.08	(0.30)	(0.43)	—	(0.73)	9.95	0.89	[8]	1.81	[9]	—	[9]	4.02	[7,9]	475	10
08-31-2014	9.99	0.27		0.98	1.25	(0.27)	(0.37)	—	(0.64)	10.60	12.97		0.58		0.09		2.57		506	23
08-31-2013	10.13	0.15		0.61	0.76	(0.29)	(0.61)	—	(0.90)	9.99	7.92		0.96		0.09		1.58		3,149	18
08-31-2012[12]	9.60	0.30		0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.63		16.98		0.10		3.12		106	55
CLASS 1
02-28-2015[6]	10.60	0.20	[7]	(0.13)	0.07	(0.29)	(0.43)	—	(0.72)	9.95	0.84	[8]	0.16	[9]	0.05	[9]	3.98	[7,9]	321,066	10
08-31-2014	9.99	0.25		1.00	1.25	(0.27)	(0.37)	—	(0.64)	10.60	12.92		0.14		0.14		2.46		352,261	23
08-31-2013	10.13	0.26		0.49	0.75	(0.28)	(0.61)	—	(0.89)	9.99	7.88		0.14		0.14		2.60		353,914	18
08-31-2012	9.60	0.30		0.59	0.89	(0.32)	(0.04)	—	(0.36)	10.13	9.58		0.15		0.15		3.07		396,890	55
08-31-2011	8.99	0.30		0.67	0.97	(0.30)	(0.06)	—	(0.36)	9.60	10.78		0.14		0.14		3.05		421,921	43
08-31-2010	8.39	0.31		0.53	0.84	(0.21)	(0.03)	—	(0.24)	8.99	10.04		0.15		0.15		3.45		447,295	48

1	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
2	Based on average daily shares outstanding.
3	Does not reflect the effect of sales charges, if any.
4	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
5	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.53% - 1.24%, 0.52% - 1.26%, 0.50%-1.29%, 0.51%-1.47%, 0.48%-1.14%, and 0.48%-1.17% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11 and 8-31-10, respectively.
6	Six months ended 2-28-15. Unaudited.
7	Net investment income (loss) per share and net investment income (loss) ratio reflect other income received from the Advisor for reimbursement of indirect net expenses associated with the portfolio's investments in underlying investment companies of $0.01 per share and 0.12%, respectively.
8	Not annualized.
9	Annualized.
10	The inception date for Class R2 shares is 3-1-12.
11	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
12	The inception date for Class R6 shares is 9-1-11.

SEE NOTES TO FINANCIAL STATEMENTS 49

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), ten of which (collectively, Retirement Living Portfolios, or the portfolios, and each individually the portfolio), are presented in this report. The Retirement Living Portfolios are series of the Trust and operate as "funds of funds" that invest in Class NAV shares of underlying funds of the Trust, John Hancock Funds III (JHF III) and other funds of the John Hancock funds complex.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of Assets and Liabilities. Class A shares are open to all investors. Class R1, Class R2, Class R3, Class R4 and Class R5 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds are valued at their respective net asset values each business day.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of February 28, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. For the six months ended February 28, 2015, the portfolios had no borrowings under the line of credit. The commitment fees for the six months ended February 28, 2015 were as follows:

Portfolio	Commitment Fee	Portfolio	Commitment Fee
Retirement Living through 2055	$293	Retirement Living through 2030	$441
Retirement Living through 2050	231	Retirement Living through 2025	469
Retirement Living through 2045	342	Retirement Living through 2020	425
Retirement Living through 2040	348	Retirement Living through 2015	315
Retirement Living through 2035	396	Retirement Living through 2010	258

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

50

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. The portfolios intend to continue to qualify as regulated investment companies by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2014, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on February 28, 2015, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized Appreciation/ (depreciation)
Retirement Living through 2055 Portfolio	$24,524,475	$251,043	($228,340)	$22,703
Retirement Living through 2050 Portfolio	$250,439,836	$24,741,892	($2,169,257)	$22,572,635
Retirement Living through 2045 Portfolio	$656,010,015	$167,526,561	($4,335,758)	$163,190,803
Retirement Living through 2040 Portfolio	$693,104,407	$171,837,037	($4,712,941)	$167,124,096
Retirement Living through 2035 Portfolio	$897,110,332	$220,126,324	($6,229,091)	$213,897,233
Retirement Living through 2030 Portfolio	$1,091,262,720	$254,498,485	($9,253,296)	$245,245,189
Retirement Living through 2025 Portfolio	$1,260,104,819	$257,915,220	($11,008,987)	$246,906,233
Retirement Living through 2020 Portfolio	$1,062,958,046	$191,545,398	($10,562,513)	$180,982,885
Retirement Living through 2015 Portfolio	$547,904,587	$88,827,139	($5,945,738)	$82,881,401
Retirement Living through 2010 Portfolio	$328,618,209	$42,337,520	($3,281,448)	$39,056,072

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The portfolios pay the Advisor a management fee for its services to the portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated fund assets) and (b) a fee on net assets not invested in affiliated funds (Other assets). Affiliated funds are any funds of the Trust or JHF III. The fee on assets invested in Affiliated fund assets is stated as an annual percentage of the current value of the aggregate net assets of all the portfolios and is equivalent to the sum of: (a) 0.060% of the first $7.5 billion of aggregate net assets and (b) 0.050% of the excess over $7.5 billion of aggregate net assets. The fee on Other assets is stated as an annual percentage of the current value of the aggregate net assets of all the portfolios and is equivalent to the sum of: (a) 0.510% of the first $7.5 billion of aggregate net assets and (b) 0.500% of the excess over $7.5 billion of aggregate net assets and is applied to the Other assets of the portfolios.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

51

Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of the portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of the portfolio. "Other expenses" means all of the expenses of the portfolio, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, class specific expenses, underlying fund expenses (acquired fund fees), and short dividend expense. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class specific expenses for Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares of the portfolio, including Rule 12b-1 fees, transfer agency fees and service fees, and shareholder servicing fees, as applicable, to the extent they exceed 0.50%, 0.75%, 0.50%, 0.65%, 0.25%, 0.05% and 0.00% of average annual net assets (on an annualized basis) attributable to Class A, Class R1, Class R2, Class R3, Class R4, Class R5 and Class R6 shares (the class expense waiver). The class expense waivers expires on December 31, 2015, unless renewed by mutual agreement of the portfolios' and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive its advisory fees and/or reimburse certain expenses, including underlying fund expenses, to reduce the total annual fund operating expenses of the portfolios' average net assets by the amounts indicated below.

Portfolio		Portfolio
Retirement Living through 2055	0.20%	Retirement Living through 2030	0.20%
Retirement Living through 2050	0.20%	Retirement Living through 2025	0.20%
Retirement Living through 2045	0.20%	Retirement Living through 2020	0.22%
Retirement Living through 2040	0.20%	Retirement Living through 2015	0.24%
Retirement Living through 2035	0.20%	Retirement Living through 2010	0.26%

Payments received under this arrangement are intended to reimburse the portfolios for indirect net expenses associated with the portfolios' investments in underlying funds. Amounts received in excess of fund level operating expenses are included as Other income received from the advisor in the Statements of operations.

Effective February 18, 2015, the Advisor has contractually agreed to waive its advisory fees and/or reduce expenses by 0.002% of each portfolio's average net assets. This expense limitation agreement expires on December 31, 2016, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agrees to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio's first $7.5 billion of average annual net assets and 0.50% of the portfolio's average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

The Advisor has voluntarily agreed to reduce its management fee for each portfolio, or if necessary make payment to the portfolio, in an amount equal to the amount by which the expenses of the portfolio exceed 0.10% of the average annual net assets (on an annualized basis) of the portfolio. "Expenses" means all the expenses of the portfolio, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the portfolio's business, (e) advisory fees, (f) Rule 12b-1 fees, (g) transfer agent fees and service fees, (h) underlying fund expenses (acquired fund fees), and (i) short dividend expense. This voluntary expense reimbursement will continue in effect until terminated at any time by the Advisor on notice to the portfolio.

	Expense Reimbursement by Class
Portfolio	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total
Retirement Living through 2055	$8,705	$6,990	$6,931	$7,033	$7,012	$7,086	$7,853	$80,212	$131,822
Retirement Living through 2050	8,739	4,488	4,692	4,302	4,322	4,367	5,270	142,337	178,517
Retirement Living through 2045	23,037	3,809	4,332	3,963	3,431	4,350	4,922	355,654	403,498
Retirement Living through 2040	23,270	4,160	4,941	4,360	3,430	4,223	4,856	370,398	419,638
Retirement Living through 2035	27,155	5,128	4,296	4,317	3,656	3,587	4,809	468,624	521,572
Retirement Living through 2030	35,677	4,961	4,830	4,542	3,429	4,370	5,485	558,914	622,208
Retirement Living through 2025	35,844	5,400	4,759	5,543	3,541	3,891	4,931	628,698	692,607
Retirement Living through 2020	38,644	4,669	4,779	5,092	3,417	5,228	5,420	527,728	594,977
Retirement Living through 2015	31,026	3,577	4,283	6,604	2,925	3,765	4,603	281,012	337,795
Retirement Living through 2010	22,642	3,151	4,465	3,600	3,224	3,006	4,512	177,969	222,569

The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended February 28, 2015 were equivalent to a net annual effective rate of 0.0% of each portfolio's average daily net assets.

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the portfolios were below their expense limitation during this period. The following amounts were recovered during the six months ended February 28, 2015:

Portfolio	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total
Retirement Living through 2050	$36	$2	$2	$1	$1	$1	$5	$938	$986

52

Portfolio	Class A	Class R1	Class R2	Class R3	Class R4	Class R5	Class R6	Class 1	Total
Retirement Living through 2045	935	—	—	—	—	—	—	—	935
Retirement Living through 2040	977	—	—	—	—	—	—	—	977
Retirement Living through 2035	1,589	—	—	—	—	—	—	—	1,589
Retirement Living through 2030	2,184	—	—	—	—	—	—	—	2,184
Retirement Living through 2025	2,358	—	—	—	—	—	—	—	2,358
Retirement Living through 2020	2,511	—	—	—	—	—	—	—	2,511
Retirement Living through 2015	1,991	—	—	—	—	—	—	—	1,991
Retirement Living through 2010	831	—	—	—	—	—	—	—	831

Effective October 1, 2014, the expense recapture program was terminated.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2015 amounted to an annual rate of 0.01% of the portfolios' average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class A, Class R1, Class R2, Class R3, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2, Class R3, Class R4, and Class R5 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.

Class	Rule 12b-1 fee	Service fee	Class	Rule 12b-1 fee	Service fee
Class A	0.30%	—	Class R4	0.25%	0.10%
Class R1	0.50%	0.25%	Class R5	—	0.05%
Class R2	0.25%	0.25%	Class 1	0.05%	—
Class R3	0.50%	0.15%

The portfolios' Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 to 0.15% of the average daily net assets of Class R4 shares, until at least December 31, 2015, unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time.

Accordingly, the fee limitation amounted to the following for Class R4 shares, for the six months ended February 28, 2015:

Portfolio	Class R4	Portfolio	Class R4
Retirement Living through 2055	$52	Retirement Living through 2030	$597
Retirement Living through 2050	70	Retirement Living through 2025	696
Retirement Living through 2045	584	Retirement Living through 2020	569
Retirement Living through 2040	601	Retirement Living through 2015	127
Retirement Living through 2035	765	Retirement Living through 2010	346

Sales charges. Class A shares are assessed up-front sales charges of up to 5% of net asset value for such shares. The following summarizes the net up-front sales charges received by the Distributor during the six months ended February 28, 2015:

	Retirement Living through 2055	Retirement Living through 2050	Retirement Living through 2045	Retirement Living through 2040	Retirement Living through 2035	Retirement Living through 2030	Retirement Living through 2025	Retirement Living through 2020	Retirement Living through 2015	Retirement Living through 2010
Net sales charges	$2,940	$5,143	$20,004	$13,403	$21,905	$24,736	$23,869	$12,332	$9,297	$3,177
Retained for printing prospectuses, advertising and sales literature	447	738	2,406	1,757	3,190	3,904	3,761	1,503	1,101	485
Sales commission to unrelated broker-dealers	2,485	4,240	16,632	10,540	17,407	20,222	18,827	9,531	8,163	2,692
Sales commission to affiliated sales personnel	8	165	966	1,106	1,308	610	1,281	1,298	33	—

53

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the six months ended February 28, 2015, CDSCs received by the Distributor for Class A shares were as follows:

Portfolio	Class A	Portfolio	Class A
Retirement Living through 2025	$28	Retirement Living through 2015	$1
Retirement Living through 2020	8

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2015 were as follows:

Portfolio	Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Retirement Living through 2055	Class A	$304	$126	$7,204	$337
	Class R1	257	8	6,435	44
	Class R2	129	8	6,414	6
	Class R3	258	8	6,435	54
	Class R4	129	8	6,428	21
	Class R5	—	8	6,435	71
	Class R6	—	8	7,182	71
	Class 1	3,329	—	—	—
	Total	$4,406	$174	$46,533	$604
Retirement Living through 2050	Class A	$14,384	$5,898	$4,748	$351
	Class R1	1,555	35	4,226	48
	Class R2	1,189	37	4,296	56
	Class R3	474	15	4,226	44
	Class R4	176	11	4,226	44
	Class R5	—	10	4,226	61
	Class R6	—	112	4,168	112
	Class 1	58,450	—	—	—
	Total	$76,228	$6,118	$30,116	$716
Retirement Living through 2045	Class A	$69,704	$28,574	$4,050	$1,708
	Class R1	5,705	120	2,739	167
	Class R2	1,256	41	4,036	24
	Class R3	6,471	160	2,737	135
	Class R4	2,010	93	2,737	73
	Class R5	361	113	3,411	121
	Class R6	—	107	4,046	155
	Class 1	183,796	—	—	—
	Total	$269,303	$29,208	$23,756	$2,383
Retirement Living through 2040	Class A	$70,792	$29,029	$4,452	$1,646
	Class R1	8,240	174	2,738	165
	Class R2	3,778	124	4,105	32
	Class R3	8,914	221	2,736	179
	Class R4	2,094	94	2,736	55
	Class R5	569	181	2,736	195
	Class R6	—	95	4,045	157
	Class 1	192,333	—	—	—
	Total	$286,720	$29,918	$23,548	$2,429

54

Portfolio	Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Retirement Living through 2035	Class A	$85,597	$35,098	$4,084	$1,789
	Class R1	14,093	296	2,779	192
	Class R2	1,268	42	4,036	21
	Class R3	8,679	213	2,737	157
	Class R4	2,686	121	2,737	67
	Class R5	329	102	2,737	131
	Class R6	—	90	4,048	185
	Class 1	250,669	—	—	—
	Total	$363,321	$35,962	$23,158	$2,542
Retirement Living through 2030	Class A	$113,153	$46,387	$4,829	$2,185
	Class R1	13,277	281	2,808	190
	Class R2	3,061	93	4,034	31
	Class R3	10,312	254	2,736	176
	Class R4	2,089	94	2,736	51
	Class R5	631	202	2,735	250
	Class R6	—	184	4,045	253
	Class 1	301,493	—	—	—
	Total	$444,016	$47,495	$23,923	$3,136
Retirement Living through 2025	Class A	$114,218	$46,832	$4,470	$2,319
	Class R1	16,341	345	2,747	177
	Class R2	2,627	79	4,044	28
	Class R3	15,600	381	2,745	181
	Class R4	2,375	110	2,745	74
	Class R5	443	139	2,745	182
	Class R6	—	94	4,054	291
	Class 1	339,076	—	—	—
	Total	$490,680	$47,980	$23,550	$3,252
Retirement Living through 2020	Class A	$120,394	$49,326	$4,723	$2,334
	Class R1	12,255	274	2,772	159
	Class R2	2,950	101	4,070	31
	Class R3	13,083	325	2,782	183
	Class R4	1,968	89	2,770	46
	Class R5	957	316	2,770	264
	Class R6	—	154	4,081	268
	Class 1	280,191	—	—	—
	Total	$431,798	$50,585	$23,968	$3,285
Retirement Living through 2015	Class A	$92,141	$37,749	$3,958	$1,825
	Class R1	4,669	99	2,748	113
	Class R2	904	28	4,045	21
	Class R3	20,041	488	2,746	264
	Class R4	444	20	2,746	31
	Class R5	368	115	2,746	143
	Class R6	—	50	4,053	198
	Class 1	141,646	—	—	—
	Total	$260,213	$38,549	$23,042	$2,595
Retirement Living through 2010	Class A	$60,555	$24,805	$3,657	$1,525
	Class R1	1,993	42	2,743	78
	Class R2	1,650	53	4,040	31
	Class R3	3,996	99	2,741	98
	Class R4	1,202	55	2,741	32
	Class R5	63	20	2,741	93
	Class R6	—	42	4,050	154
	Class 1	82,278	—	—	—
	Total	$151,737	$25,116	$22,713	$2,011

55

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to February 28, 2015, state registration fees and printing and postage amounted to the following:

Portfolio	State registration fees	Printing and postage
Retirement Living through 2055	$9,209	$293
Retirement Living through 2050	10,538	1,553
Retirement Living through 2045	17,306	1,152
Retirement Living through 2040	17,593	1,175
Retirement Living through 2035	17,621	1,230
Retirement Living through 2030	17,989	1,516
Retirement Living through 2025	17,891	1,573
Retirement Living through 2020	17,673	1,588
Retirement Living through 2015	17,529	1,255
Retirement Living through 2010	17,044	972

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in portfolio shares for the six months ended February 28, 2015 and for the year ended August 31, 2014 were as follows:

Retirement Living through 2055 Portfolio

		Six months ended 2-28-15		Period ended 8-31-14[1]
	Shares	Amount	Shares	Amount
Class A shares
Sold	23,447	$243,395	12,427	$125,416
Distributions reinvested	170	1,767	—	—
Repurchased	(4,648)	(48,664)	—	—
Net increase	18,969	$196,498	12,427	$125,416
Class R1 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R2 shares
Sold	52	$552	10,000	$100,000
Net increase	52	$552	10,000	$100,000
Class R3 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R5 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class 1 shares
Sold	1,575,821	$16,395,989	634,490	$6,640,112
Distributions reinvested	32,320	336,455	—	—
Repurchased	(14,483)	(147,737)	(7,996)	(83,703)
Net increase	1,593,658	$16,584,707	626,494	$6,556,409
Total net increase	1,612,679	$16,781,757	698,921	$7,281,825

1 Period from 3-26-14 (commencement of operations) to 8-31-14.

56

Retirement Living through 2050 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	426,831	$5,135,456	680,262	$8,041,215
Distributions reinvested	36,196	429,648	10,012	116,136
Repurchased	(158,099)	(1,894,604)	(233,865)	(2,767,884)
Net increase	304,928	$3,670,500	456,409	$5,389,467
Class R1 shares
Sold	27,839	$330,388	33,780	$384,021
Distributions reinvested	819	9,724	101	1,176
Repurchased	(4,149)	(50,308)	(18,101)	(210,154)
Net increase	24,509	$289,804	15,780	$175,043
Class R2 shares
Sold	15,274	$183,629	28,900	$340,986
Distributions reinvested	1,174	13,933	555	6,439
Repurchased	(2,443)	(29,786)	(7,138)	(83,720)
Net increase	14,005	$167,776	22,317	$263,705
Class R3 shares
Sold	4,239	$50,610	4,290	$51,338
Distributions reinvested	211	2,509	—	—
Repurchased	(12)	(143)	(4)	(55)
Net increase	4,438	$52,976	4,286	$51,283
Class R4 shares
Sold	19,262	$232,439	5	$50
Distributions reinvested	34	407	—	—
Repurchased	(1,475)	(17,665)	(1)	(8)
Net increase	17,821	$215,181	4	$42
Class R5 shares
Sold	—	—	15,797	$184,859
Distributions reinvested	—	—	3,031	35,161
Repurchased	—	—	(99,823)	(1,221,662)
Net decrease	—	—	(80,995)	($1,001,642)
Class R6 shares
Sold	50,232	$599,252	88,947	$1,056,840
Distributions reinvested	5,319	63,132	659	7,649
Repurchased	(20,799)	(247,071)	(15,194)	(184,952)
Net increase	34,752	$415,313	74,412	$879,537
Class 1 shares
Sold	2,440,789	$29,428,104	7,068,652	$83,058,442
Distributions reinvested	940,184	11,159,986	488,983	5,667,318
Repurchased	(758,309)	(9,160,363)	(503,219)	(6,023,672)
Net increase	2,622,664	$31,427,727	7,054,416	$82,702,088
Total net increase	3,023,117	$36,239,277	7,546,629	$88,459,523

Retirement Living through 2045 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	941,852	$11,120,233	1,805,623	$21,016,044
Distributions reinvested	211,879	2,453,562	118,246	1,351,554
Repurchased	(481,352)	(5,685,677)	(977,827)	(11,381,114)
Net increase	672,379	$7,888,118	946,042	$10,986,484

57

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	32,240	$375,340	36,267	$420,240
Distributions reinvested	6,107	70,597	3,791	43,259
Repurchased	(5,702)	(65,446)	(31,284)	(360,908)
Net increase	32,645	$380,491	8,774	$102,591
Class R2 shares
Sold	14,760	$174,478	15,386	$179,293
Distributions reinvested	1,685	19,560	701	8,036
Repurchased	(10,808)	(131,114)	(893)	(10,392)
Net increase	5,637	$62,924	15,194	$176,937
Class R3 shares
Sold	32,617	$383,989	55,055	$641,473
Distributions reinvested	8,961	103,594	5,004	57,144
Repurchased	(22,613)	(267,247)	(19,892)	(230,047)
Net increase	18,965	$220,336	40,167	$468,570
Class R4 shares
Sold	16,356	$193,226	34,219	$405,930
Distributions reinvested	5,519	63,969	3,115	35,633
Repurchased	(31,273)	(370,486)	(14,681)	(172,594)
Net increase (decrease)	(9,398)	($113,291)	22,653	$268,969
Class R5 shares
Sold	17,364	$205,074	86,627	$997,776
Distributions reinvested	6,931	80,603	4,168	47,808
Repurchased	(4,132)	(49,925)	(73,056)	(858,001)
Net increase	20,163	$235,752	17,739	$187,583
Class R6 shares
Sold	16,459	$193,946	143,996	$1,684,652
Distributions reinvested	5,785	67,163	8,777	100,586
Repurchased	(52,209)	(616,721)	(207,727)	(2,515,014)
Net decrease	(29,965)	($355,612)	(54,954)	($729,776)
Class 1 shares
Sold	1,802,364	$21,298,270	5,800,487	$67,469,434
Distributions reinvested	3,576,079	41,554,040	2,537,710	29,107,535
Repurchased	(3,601,067)	(42,806,743)	(5,262,451)	(61,475,754)
Net increase	1,777,376	$20,045,567	3,075,746	$35,101,215
Total net increase	2,487,802	$28,364,285	4,071,361	$46,562,573

Retirement Living through 2040 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,096,535	$13,036,592	1,744,356	$20,425,839
Distributions reinvested	211,588	2,471,345	115,193	1,325,870
Repurchased	(526,369)	(6,228,959)	(992,464)	(11,625,372)
Net increase	781,754	$9,278,978	867,085	$10,126,337
Class R1 shares
Sold	40,208	$473,325	45,667	$534,817
Distributions reinvested	8,378	97,686	5,648	64,951
Repurchased	(31,841)	(381,684)	(53,957)	(614,805)
Net increase (decrease)	16,745	$189,327	(2,642)	($15,037)

58

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R2 shares
Sold	38,527	$463,401	97,384	$1,126,309
Distributions reinvested	6,699	78,380	1,069	12,337
Repurchased	(12,378)	(145,754)	(7,340)	(86,434)
Net increase	32,848	$396,027	91,113	$1,052,212
Class R3 shares
Sold	34,436	$412,241	105,804	$1,236,644
Distributions reinvested	11,632	135,510	11,092	127,332
Repurchased	(64,824)	(771,601)	(159,014)	(1,857,800)
Net decrease	(18,756)	($223,850)	(42,118)	($493,824)
Class R4 shares
Sold	24,882	$297,355	45,097	$532,178
Distributions reinvested	6,650	77,674	3,155	36,308
Repurchased	(61,923)	(717,122)	(10,493)	(122,921)
Net increase (decrease)	(30,391)	($342,093)	37,759	$445,565
Class R5 shares
Sold	19,935	$239,708	82,655	$968,488
Distributions reinvested	10,971	128,578	15,205	175,619
Repurchased	(9,857)	(118,568)	(298,237)	(3,577,208)
Net increase (decrease)	21,049	$249,718	(200,377)	($2,433,101)
Class R6 shares
Sold	19,313	$230,348	107,609	$1,261,983
Distributions reinvested	4,874	57,025	8,254	95,251
Repurchased	(22,621)	(273,249)	(218,104)	(2,664,317)
Net increase (decrease)	1,566	$14,124	(102,241)	($1,307,083)
Class 1 shares
Sold	1,856,442	$22,188,212	7,122,695	$83,252,872
Distributions reinvested	3,634,887	42,564,526	2,526,279	29,153,255
Repurchased	(3,255,400)	(38,829,930)	(5,261,766)	(62,124,000)
Net increase	2,235,929	$25,922,808	4,387,208	$50,282,127
Total net increase	3,040,744	$35,485,039	5,035,787	$57,657,196

Retirement Living through 2035 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,143,122	$13,688,914	2,198,059	$25,964,838
Distributions reinvested	245,518	2,884,836	140,437	1,624,855
Repurchased	(655,572)	(7,823,619)	(1,282,440)	(15,041,871)
Net increase	733,068	$8,750,131	1,056,056	$12,547,822
Class R1 shares
Sold	76,956	$908,674	132,379	$1,575,595
Distributions reinvested	13,050	153,207	6,656	76,942
Repurchased	(25,925)	(304,119)	(60,023)	(704,865)
Net increase	64,081	$757,762	79,012	$947,672
Class R2 shares
Sold	22,358	$266,868	50,754	$602,564
Distributions reinvested	1,317	15,522	66	764
Repurchased	(19,590)	(240,460)	(12,552)	(147,393)
Net increase	4,085	$41,930	38,268	$455,935

59

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R3 shares
Sold	21,290	$253,756	74,482	$871,938
Distributions reinvested	10,955	128,717	7,498	86,747
Repurchased	(28,454)	(343,461)	(75,002)	(871,938)
Net increase	3,791	$39,012	6,978	$86,747
Class R4 shares
Sold	7,530	$89,684	19,373	$228,573
Distributions reinvested	6,828	80,505	4,483	52,047
Repurchased	(1,299)	(15,574)	(6,585)	(78,682)
Net increase	13,059	$154,615	17,271	$201,938
Class R5 shares
Sold	10,196	$123,066	39,363	$462,917
Distributions reinvested	6,004	70,790	6,046	70,194
Repurchased	(2,384)	(28,870)	(73,871)	(894,786)
Net increase (decrease)	13,816	$164,986	(28,462)	($361,675)
Class R6 shares
Sold	24,735	$301,177	190,610	$2,263,039
Distributions reinvested	4,510	53,167	14,541	168,818
Repurchased	(50,815)	(604,317)	(454,067)	(5,526,049)
Net decrease	(21,570)	($249,973)	(248,916)	($3,094,192)
Class 1 shares
Sold	2,171,902	$26,045,908	9,472,005	$111,516,617
Distributions reinvested	4,619,579	54,464,828	3,244,683	37,670,769
Repurchased	(3,977,208)	(47,725,315)	(6,046,633)	(71,626,038)
Net increase	2,814,273	$32,785,421	6,670,055	$77,561,348
Total net increase	3,624,603	$42,443,884	7,590,262	$88,345,595

Retirement Living through 2030 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,356,298	$15,967,200	2,434,624	$28,109,370
Distributions reinvested	353,268	4,062,580	189,226	2,151,500
Repurchased	(789,427)	(9,232,175)	(1,237,194)	(14,292,903)
Net increase	920,139	$10,797,605	1,386,656	$15,967,967
Class R1 shares
Sold	34,885	$406,356	97,859	$1,129,838
Distributions reinvested	14,089	161,463	8,795	99,652
Repurchased	(34,350)	(403,729)	(77,132)	(885,184)
Net increase	14,624	$164,090	29,522	$344,306
Class R2 shares
Sold	16,242	$190,245	54,100	$624,349
Distributions reinvested	4,768	54,550	2,126	24,066
Repurchased	(6,867)	(80,534)	(14,516)	(169,639)
Net increase	14,143	$164,261	41,710	$478,776
Class R3 shares
Sold	28,386	$332,300	64,053	$740,145
Distributions reinvested	13,607	155,934	11,396	129,225
Repurchased	(60,064)	(715,829)	(98,702)	(1,152,228)
Net decrease	(18,071)	($227,595)	(23,253)	($282,858)

60

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R4 shares
Sold	22,742	$269,767	45,296	$527,810
Distributions reinvested	6,646	76,097	3,664	41,517
Repurchased	(38,434)	(439,619)	(16,326)	(194,859)
Net increase (decrease)	(9,046)	($93,755)	32,634	$374,468
Class R5 shares
Sold	13,944	$164,876	84,095	$969,041
Distributions reinvested	12,858	147,356	22,738	257,617
Repurchased	(27,619)	(325,021)	(417,219)	(5,003,568)
Net decrease	(817)	($12,789)	(310,386)	($3,776,910)
Class R6 shares
Sold	13,407	$158,410	267,955	$3,091,542
Distributions reinvested	10,910	124,918	25,601	289,806
Repurchased	(91,488)	(1,058,225)	(689,722)	(8,265,853)
Net decrease	(67,171)	($774,897)	(396,166)	($4,884,505)
Class 1 shares
Sold	2,860,444	$33,510,621	9,813,384	$113,047,700
Distributions reinvested	6,024,774	69,043,915	4,046,933	45,851,749
Repurchased	(5,204,360)	(60,914,942)	(6,734,869)	(77,916,151)
Net increase	3,680,858	$41,639,594	7,125,448	$80,983,298
Total net increase	4,534,659	$51,656,514	7,886,165	$89,204,542

Retirement Living through 2025 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,160,470	$13,534,830	2,427,562	$27,791,693
Distributions reinvested	352,724	4,003,417	211,251	2,378,689
Repurchased	(582,821)	(6,764,274)	(1,508,609)	(17,331,996)
Net increase	930,373	$10,773,973	1,130,204	$12,838,386
Class R1 shares
Sold	113,297	$1,295,288	126,451	$1,455,071
Distributions reinvested	17,317	195,858	9,047	101,505
Repurchased	(21,377)	(243,181)	(51,897)	(587,153)
Net increase	109,237	$1,247,965	83,601	$969,423
Class R2 shares
Sold	36,094	$415,074	39,326	$446,466
Distributions reinvested	3,548	40,096	1,227	13,758
Repurchased	(14,025)	(162,447)	(5,776)	(64,507)
Net increase	25,617	$292,723	34,777	$395,717
Class R3 shares
Sold	46,952	$545,882	63,817	$727,872
Distributions reinvested	22,175	250,799	13,428	150,793
Repurchased	(15,177)	(177,906)	(28,293)	(326,205)
Net increase	53,950	$618,775	48,952	$552,460
Class R4 shares
Sold	7,527	$86,960	20,712	$235,767
Distributions reinvested	6,832	77,273	5,628	63,207
Repurchased	(2,665)	(30,288)	(43,352)	(493,107)
Net increase (decrease)	11,694	$133,945	(17,012)	($194,133)

61

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R5 shares
Sold	23,894	$278,340	58,825	$675,368
Distributions reinvested	9,053	102,302	9,117	102,201
Repurchased	(5,948)	(68,499)	(121,251)	(1,406,784)
Net increase (decrease)	26,999	$312,143	(53,309)	($629,215)
Class R6 shares
Sold	25,711	$292,440	126,914	$1,462,023
Distributions reinvested	5,302	59,864	35,017	392,190
Repurchased	(33,492)	(376,731)	(939,829)	(11,129,501)
Net decrease	(2,479)	($24,427)	(777,898)	($9,275,288)
Class 1 shares
Sold	3,862,895	$44,809,627	11,738,111	$133,831,513
Distributions reinvested	6,839,447	77,285,747	4,630,589	51,955,208
Repurchased	(4,537,769)	(52,465,459)	(8,484,274)	(97,152,290)
Net increase	6,164,573	$69,629,915	7,884,426	$88,634,431
Total net increase	7,319,964	$82,985,012	8,333,741	$93,291,781

Retirement Living through 2020 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,494,929	$16,780,643	2,960,904	$33,114,384
Distributions reinvested	400,426	4,388,673	241,671	2,648,715
Repurchased	(849,472)	(9,513,552)	(1,548,242)	(17,375,978)
Net increase	1,045,883	$11,655,764	1,654,333	$18,387,121
Class R1 shares
Sold	30,447	$337,935	80,516	$898,115
Distributions reinvested	13,794	150,904	9,484	103,758
Repurchased	(20,598)	(233,683)	(68,125)	(755,722)
Net increase	23,643	$255,156	21,875	$246,151
Class R2 shares
Sold	30,804	$338,452	45,512	$508,756
Distributions reinvested	5,524	60,377	2,259	24,687
Repurchased	(12,580)	(144,318)	(2,899)	(32,093)
Net increase	23,748	$254,511	44,872	$501,350
Class R3 shares
Sold	33,789	$380,602	107,078	$1,190,105
Distributions reinvested	19,478	213,094	16,247	177,741
Repurchased	(59,990)	(675,569)	(173,683)	(1,929,736)
Net decrease	(6,723)	($81,873)	(50,358)	($561,890)
Class R4 shares
Sold	50,537	$574,754	22,557	$254,705
Distributions reinvested	8,471	92,499	3,702	40,428
Repurchased	(61,029)	(663,124)	(12,404)	(139,559)
Net increase (decrease)	(2,021)	$4,129	13,855	$155,574
Class R5 shares
Sold	49,945	$574,223	111,444	$1,244,559
Distributions reinvested	22,734	248,706	29,674	324,634
Repurchased	(17,119)	(187,729)	(425,923)	(4,884,849)
Net increase (decrease)	55,560	$635,200	(284,805)	($3,315,656)

62

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	74,602	$841,399	223,337	$2,485,849
Distributions reinvested	11,924	130,329	33,300	363,640
Repurchased	(53,137)	(586,957)	(806,142)	(9,313,739)
Net increase (decrease)	33,389	$384,771	(549,505)	($6,464,250)
Class 1 shares
Sold	2,465,715	$27,973,829	8,372,321	$93,567,290
Distributions reinvested	6,023,036	65,892,019	4,481,535	49,027,990
Repurchased	(5,319,415)	(59,518,991)	(9,163,849)	(102,964,179)
Net increase	3,169,336	$34,346,857	3,690,007	$39,631,101
Total net increase	4,342,815	$47,454,515	4,540,274	$48,579,501

Retirement Living through 2015 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	907,783	$9,932,739	2,350,760	$25,768,065
Distributions reinvested	401,721	4,206,014	207,182	2,212,708
Repurchased	(858,011)	(9,268,589)	(1,282,113)	(14,108,159)
Net increase	451,493	$4,870,164	1,275,829	$13,872,614
Class R1 shares
Sold	25,673	$278,951	22,495	$245,151
Distributions reinvested	7,225	75,499	4,674	49,866
Repurchased	(8,278)	(87,734)	(45,158)	(487,336)
Net increase (decrease)	24,620	$266,716	(17,989)	($192,319)
Class R2 shares
Sold	3,852	$41,527	21,536	$236,296
Distributions reinvested	1,545	16,134	356	3,797
Repurchased	(2,598)	(29,022)	(8,132)	(90,908)
Net increase	2,799	$28,639	13,760	$149,185
Class R3 shares
Sold	20,059	$217,700	69,701	$762,182
Distributions reinvested	40,020	418,208	23,380	249,463
Repurchased	(31,579)	(332,487)	(79,302)	(862,798)
Net increase	28,500	$303,421	13,779	$148,847
Class R4 shares
Sold	1,672	$18,159	8,726	$94,495
Distributions reinvested	1,745	18,216	1,064	11,346
Repurchased	(85)	(923)	(2,977)	(32,356)
Net increase	3,332	$35,452	6,813	$73,485
Class R5 shares
Sold	22,172	$245,138	33,422	$366,071
Distributions reinvested	10,537	110,111	8,384	89,455
Repurchased	(3,745)	(39,660)	(81,220)	(888,437)
Net increase (decrease)	28,964	$315,589	(39,414)	($432,911)
Class R6 shares
Sold	3,319	$36,511	72,801	$790,637
Distributions reinvested	3,624	37,873	20,395	217,610
Repurchased	(16,770)	(177,806)	(456,971)	(5,111,013)
Net decrease	(9,827)	($103,422)	(363,775)	($4,102,766)

63

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	855,410	$9,400,884	3,840,642	$41,998,847
Distributions reinvested	3,948,335	41,260,104	2,838,802	30,290,016
Repurchased	(5,487,422)	(59,208,151)	(10,348,173)	(113,764,460)
Net decrease	(683,677)	($8,547,163)	(3,668,729)	($41,475,597)
Total net decrease	(153,796)	($2,830,604)	(2,779,726)	($31,959,462)

Retirement Living through 2010 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class A shares
Sold	703,153	$7,205,752	1,129,236	$11,600,809
Distributions reinvested	273,463	2,671,732	213,019	2,128,057
Repurchased	(437,039)	(4,418,447)	(1,145,677)	(11,734,266)
Net increase	539,577	$5,459,037	196,578	$1,994,600
Class R1 shares
Sold	8,150	$80,733	30,775	$313,612
Distributions reinvested	3,349	32,650	2,138	21,293
Repurchased	(2,617)	(27,070)	(21,497)	(220,982)
Net increase	8,882	$86,313	11,416	$113,923
Class R2 shares
Sold	1,696	$17,277	1,211	$12,519
Distributions reinvested	3,852	37,633	3,028	30,217
Repurchased	(69)	(691)	(1,316)	(13,378)
Net increase	5,479	$54,219	2,923	$29,358
Class R3 shares
Sold	23,409	$234,524	31,499	$321,787
Distributions reinvested	8,341	81,411	6,277	62,581
Repurchased	(5,251)	(54,167)	(37,082)	(384,398)
Net increase (decrease)	26,499	$261,768	694	($30)
Class R4 shares
Sold	30,146	$312,064	12,572	$129,638
Distributions reinvested	5,887	57,459	2,951	29,422
Repurchased	(8,450)	(84,069)	(2,792)	(28,340)
Net increase	27,583	$285,454	12,731	$130,720
Class R5 shares
Sold	9,650	$100,954	9,543	$98,278
Distributions reinvested	2,183	21,303	7,012	69,907
Repurchased	(842)	(8,185)	(105,119)	(1,094,703)
Net increase (decrease)	10,991	$114,072	(88,564)	($926,518)
Class R6 shares
Sold	2,135	$21,327	50,177	$506,272
Distributions reinvested	2,835	27,673	19,726	196,861
Repurchased	(4,957)	(48,778)	(337,468)	(3,545,499)
Net increase (decrease)	13	$222	(267,565)	($2,842,366)
Class 1 shares
Sold	790,117	$7,966,443	4,818,265	$49,197,551
Distributions reinvested	2,318,366	22,627,253	2,172,827	21,684,809
Repurchased	(4,091,888)	(41,529,376)	(9,188,969)	(94,308,402)
Net decrease	(983,405)	($10,935,680)	(2,197,877)	($23,426,042)
Total net decrease	(364,381)	($4,674,595)	(2,329,664)	($24,926,355)

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on February 28, 2015:

64

Portfolio	Class	% by Class
Retirement Living through 2055	A	32%
Retirement Living through 2055	R1	100%
Retirement Living through 2055	R2	100%
Retirement Living through 2055	R3	100%
Retirement Living through 2055	R4	100%
Retirement Living through 2055	R5	100%
Retirement Living through 2055	R6	100%
Retirement Living through 2050	R1	18%
Retirement Living through 2050	R2	21%
Retirement Living through 2050	R3	55%
Retirement Living through 2050	R4	37%
Retirement Living through 2050	R5	100%
Retirement Living through 2050	R6	8%
Retirement Living through 2045	R2	21%
Retirement Living through 2045	R6	12%
Retirement Living through 2040	R2	7%
Retirement Living through 2040	R6	11%
Retirement Living through 2035	R2	19%
Retirement Living through 2035	R6	15%
Retirement Living through 2030	R2	9%
Retirement Living through 2030	R6	8%
Retirement Living through 2025	R2	10%
Retirement Living through 2025	R6	13%
Retirement Living through 2020	R2	8%
Retirement Living through 2020	R6	6%
Retirement Living through 2015	R2	29%
Retirement Living through 2015	R6	22%
Retirement Living through 2010	R2	14%
Retirement Living through 2010	R6	22%

Note 6 — Purchase and sale of securities

The following summarizes the purchases and sales of the affiliated underlying funds for the six months ended February 28, 2015:

Portfolio	Purchase	Sale
Retirement Living through 2055	$18,637,231	$1,313,036
Retirement Living through 2050	54,464,461	14,686,604
Retirement Living through 2045	82,528,470	50,080,581
Retirement Living through 2040	88,297,622	47,274,719
Retirement Living through 2035	110,562,242	59,979,201
Retirement Living through 2030	147,269,408	91,964,493
Retirement Living through 2025	200,274,289	118,793,618
Retirement Living through 2020	162,424,857	124,029,844
Retirement Living through 2015	72,999,029	91,623,151
Retirement Living through 2010	38,586,425	52,469,372

Note 7 — Investment in affiliated underlying funds

The portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. At February 28, 2015, the following portfolios held 5% or more of the net assets of the underlying funds shown below:

Portfolio	Affiliated Series NAV	Portfolio's net assets
Retirement Living Through 2045	John Hancock Funds II Strategic Equity Allocation Fund	5.0%
Retirement Living Through 2040	John Hancock Funds II Strategic Equity Allocation Fund	5.3%
Retirement Living Through 2035	John Hancock Funds II Strategic Equity Allocation Fund	6.8%
Retirement Living Through 2030	John Hancock Funds II Strategic Equity Allocation Fund	7.5%
Retirement Living Through 2025	John Hancock Funds II Strategic Equity Allocation Fund	7.4%

65

Portfolio	Affiliated Series NAV	Portfolio's net assets
Retirement Living Through 2020	John Hancock Funds II Strategic Equity Allocation Fund	5.1%

Information regarding each portfolio's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios' from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Retirement Living through 2055
Absolute Return Currency	14,748	43,514	(716)	57,546	—	$10,248	($45)	$493,745
Active Bond	2,212	7,455	(1,112)	8,555	$981	247	(81)	88,627
Alpha Opportunities	22,029	62,025	(5,222)	78,832	2,776	75,491	(6,705)	990,126
Asia Pacific Total Return Bond	175	5	—	180	44	—	—	1,665
Blue Chip Growth	4,745	11,855	(589)	16,011	—	37,598	(1,757)	564,876
Capital Appreciation	8,297	20,090	(1,032)	27,355	—	25,101	(1,325)	503,050
Capital Appreciation Value	21,236	84,796	(16,713)	89,319	6,909	58,522	(19,525)	1,066,465
Core Bond	—	1,699	—	1,699	67	—	—	22,410
Core High Yield Fund	1,192	3,743	(429)	4,506	1,017	—	(260)	47,129
Disciplined Value	3,473	9,654	(172)	12,955	1,215	5,614	(195)	249,119
Emerging Markets	25,475	77,270	—	102,745	6,439	—	—	1,056,216
Emerging Markets Debt	1,784	6,248	(682)	7,350	1,193	—	(287)	69,454
Equity-Income	7,576	20,501	(375)	27,702	6,042	19,368	(547)	564,297
Financial Industries	8,722	23,245	(386)	31,581	3,076	—	(217)	551,725
Floating Rate Income	7,188	12,350	(2,131)	17,407	2,912	251	(319)	156,836
Fundamental Global Franchise	5,173	12,750	(712)	17,211	1,447	7,510	(657)	227,704
Fundamental Large Cap Value	8,595	21,898	(968)	29,525	2,389	13,965	(1,031)	405,675
Global Absolute Return Strategies	4,703	4,478	—	9,181	2,785	—	—	104,108
Global Bond	761	2,262	—	3,023	—	—	—	36,759
Global Equity	6,506	17,276	(689)	23,093	4,535	9,258	(839)	251,941
Global Income	2,484	11,055	(3,973)	9,566	1,681	—	(2,036)	92,503
Global Real Estate	4,053	9,378	(498)	12,933	2,042	—	(66)	125,970
Global Shareholder Yield	7,829	20,155	(955)	27,029	3,956	7,288	(867)	319,486
Global Short Duration Credit	1,817	6,527	(1,182)	7,162	1,333	14	(526)	67,179
Health Sciences	4,866	12,278	(3,167)	13,977	—	44,159	(5,231)	252,840
High Yield	1,271	4,389	(472)	5,188	969	—	(354)	45,553
International Core	2,115	4,605	(501)	6,219	4,900	—	(1,380)	207,347
International Growth Opportunities	3,463	9,146	(391)	12,218	908	3,855	(532)	162,628
International Growth Stock	4,413	9,747	(858)	13,302	2,243	3,370	(432)	179,180
International Small Cap	6,858	17,236	(437)	23,657	1,775	—	(1,013)	441,677
International Small Company	12,356	32,923	(1,375)	43,904	5,255	—	(2,009)	441,677
International Value	8,907	20,045	(2,910)	26,042	7,547	—	(2,219)	410,159
International Value Equity	3,910	10,419	(323)	14,006	2,024	4,857	(520)	118,211
Mid Cap Stock	7,897	21,193	(972)	28,118	—	51,270	(2,243)	593,018
Mid Value	8,198	22,647	(863)	29,982	2,582	37,414	(1,717)	493,804
Natural Resources	7,148	14,355	—	21,503	923	—	—	283,624
Real Estate Equity	3,294	7,258	(446)	10,106	1,034	2,076	(53)	125,718
Real Return Bond	1,021	3,064	—	4,085	559	—	—	46,447
Redwood	6,052	15,281	(491)	20,842	—	7,329	(224)	231,559
Science & Technology	13,654	32,257	—	45,911	—	48,810	—	613,365
Short Duration Credit Opportunities Fund	3,426	22,035	(11,995)	13,466	1,429	—	(2,323)	134,658
Small Cap Growth	4,158	10,812	(609)	14,361	—	11,631	(576)	152,223
Small Cap Value	2,477	5,854	(363)	7,968	547	4,830	(334)	158,723
Small Company Growth	1,928	4,949	(273)	6,604	—	9,496	(514)	134,990
Small Company Value	1,286	3,512	(180)	4,618	708	8,603	(797)	158,723
Spectrum Income	2,203	8,032	(1,145)	9,090	1,002	1,647	(264)	97,169

66

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Strategic Equity Allocation	205,555	504,847	(21,676)	688,726	108,069	159,348	(16,110)	9,497,534
Strategic Growth	9,200	22,207	(1,230)	30,177	1,637	22,650	(1,512)	503,050
Strategic Income Opportunities	3,599	22,644	(12,404)	13,839	1,711	—	(242)	152,647
Total Return	1,656	3,685	(579)	4,762	720	52	(65)	66,240
U.S. Equity	8,345	23,982	(909)	31,418	2,985	39,787	(1,842)	381,413
U.S. High Yield Bond	972	3,269	(282)	3,959	782	1,324	(206)	46,593
Value	4,599	11,778	(504)	15,873	738	8,850	(488)	196,514
Value Equity Fund	4,876	11,198	(537)	15,537	741	—	(123)	162,829
					204,627	741,833	(80,608)	24,547,178
Retirement Living through 2050
Absolute Return Currency	483,804	255,708	(61,700)	677,812	—	$176,597	($29,264)	$5,815,627
Active Bond	67,289	24,254	(13,157)	78,386	$16,509	3,154	1,875	812,076
Alpha Opportunities	683,840	202,937	(24,908)	861,869	42,798	1,163,901	(43,649)	10,825,069
Asia Total Return Bond	31,619	856	—	32,475	7,879	—	—	300,719
Blue Chip Growth	151,718	32,400	(9,061)	175,057	—	579,625	28,415	6,176,024
Capital Appreciation	267,388	48,408	(16,955)	298,841	—	387,038	25,097	5,495,694
Capital Appreciation Value	684,619	330,248	(67,123)	947,744	115,089	974,885	(69,915)	11,316,063
China Emerging Leaders	143,632	3,932	(147,564)	—	23,804	12,222	(53,194)	—
Core Bond	—	17,043	(1,442)	15,601	853	—	(14)	205,780
Core High Yield Fund	34,940	15,388	(7,315)	43,013	14,537	—	(4,212)	449,912
Disciplined Value	112,135	33,759	(4,488)	141,406	19,538	90,275	3,899	2,719,244
Emerging Markets	855,584	443,036	—	1,298,620	145,650	—	—	13,349,811
Emerging Markets Debt	58,854	11,092	—	69,946	17,198	—	—	660,989
Equity-Income	244,595	67,689	(8,896)	303,388	93,154	298,614	4,211	6,180,011
Financial Industries	281,604	74,739	(8,604)	347,739	49,419	—	13,769	6,074,999
Floating Rate Income	219,345	18,758	(18,116)	219,987	54,510	4,903	(3,298)	1,982,087
Fundamental Global Franchise	166,807	34,538	(12,759)	188,586	22,312	115,803	(3,318)	2,494,998
Fundamental Large Cap Value	277,509	58,906	(13,529)	322,886	36,880	215,578	(4,454)	4,436,459
Global Absolute Return Strategies	170,392	13,549	—	183,941	100,901	—	—	2,085,886
Global Bond	23,494	8,492	(4,164)	27,822	—	—	(155)	338,316
Global Equity	210,054	50,564	(7,805)	252,813	69,958	142,811	1,165	2,758,187
Global Income	75,869	31,300	(15,725)	91,444	23,989	—	(5,242)	884,259
Global Real Estate	130,105	28,942	(18,109)	140,938	31,569	—	11,970	1,372,732
Global Shareholder Yield	252,760	59,403	(15,900)	296,263	72,052	117,095	7,104	3,501,834
Global Short Duration Credit	55,430	22,356	(9,380)	68,406	19,076	185	(5,690)	641,645
Health Sciences	169,778	71,797	(55,330)	186,245	—	878,492	139,970	3,369,176
High Yield	38,739	15,794	(5,753)	48,780	16,638	—	(4,212)	428,288
International Core	59,804	14,843	(3,505)	71,142	78,724	—	13,149	2,371,863
International Growth Opportunities	111,810	24,567	(935)	135,442	14,038	59,621	(636)	1,802,729
International Growth Stock	136,457	25,773	(16,117)	146,113	34,646	52,055	32,291	1,968,141
International Small Cap	220,609	49,497	(6,270)	263,836	27,354	—	(2,733)	4,925,817
International Small Company	397,917	108,250	(12,738)	493,429	81,005	—	(824)	4,963,900
International Value	326,037	67,008	(105,396)	287,649	116,355	—	460,073	4,530,472
International Value Equity	120,242	38,275	(2,520)	155,997	32,526	78,038	(1,250)	1,316,611
Mid Cap Stock	254,808	66,798	(13,575)	308,031	—	790,037	(26,089)	6,496,384
Mid Value	265,114	76,293	(12,814)	328,593	40,029	580,006	1,719	5,411,932
Natural Resources	240,108	31,702	—	271,810	17,984	—	—	3,585,179
Real Estate Equity	106,211	24,696	(19,915)	110,992	16,207	32,539	35,145	1,380,741
Real Return Bond	31,052	12,483	(6,290)	37,245	9,540	—	(5,432)	423,477
Redwood	194,751	48,507	(14,187)	229,071	—	113,298	(2,418)	2,544,981
Science & Technology	476,535	103,965	—	580,500	—	953,471	—	7,755,480
Short Duration Credit Opportunities	104,451	37,853	(13,527)	128,777	20,736	—	(5,984)	1,287,766
Small Cap Growth	134,192	34,948	(11,814)	157,326	—	180,726	(3,491)	1,667,658

67

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Small Cap Value	73,597	20,933	(7,366)	87,164	8,461	74,669	(1,473)	1,736,308
Small Company Growth	62,544	14,120	(4,303)	72,361	—	147,140	1,060	1,479,059
Small Company Value	41,234	12,697	(3,561)	50,370	10,927	132,802	(5,267)	1,731,229
Spectrum Income	68,273	29,693	(10,676)	87,290	16,776	21,138	(2,057)	933,128
Strategic Equity Allocation	6,636,475	1,107,477	(207,456)	7,536,496	1,665,988	2,456,478	97,425	103,928,281
Strategic Growth	297,282	46,954	(14,642)	329,594	26,488	366,437	14,001	5,494,327
Strategic Income Opportunities	109,399	40,311	(17,594)	132,116	24,788	—	(1,907)	1,457,240
Total Return	50,328	11,459	(18,054)	43,733	16,606	1,118	1,043	608,330
U.S. Equity	268,355	88,141	(13,067)	343,429	46,052	613,779	(16,344)	4,169,227
U.S. High Yield Bond	29,662	11,171	(3,591)	37,242	13,755	16,717	(2,915)	438,335
Value	148,448	33,251	(8,206)	173,493	11,407	136,711	899	2,147,837
Value Equity Fund	157,664	19,521	(7,323)	169,862	11,943	—	(495)	1,780,154
					$3,336,648	$11,967,958	$588,348	$273,012,471
Retirement Living through 2045
Absolute Return Currency	1,630,606	581,789	(193,405)	2,018,990	—	$545,500	($61,065)	$17,322,937
Active Bond	218,738	45,447	(44,846)	219,339	$50,443	9,184	(772)	2,272,353
Alpha Opportunities	2,314,470	379,325	(111,826)	2,581,969	133,939	3,642,474	(63,712)	32,429,534
Asia Total Return Bond	156,585	4,242	—	160,827	39,021	—	—	1,489,256
Blue Chip Growth	511,527	59,532	(46,691)	524,368	—	1,793,867	449,188	18,499,689
Capital Appreciation	892,931	77,748	(76,309)	894,370	—	1,202,658	300,955	16,447,469
Capital Appreciation Value	2,290,272	563,304	(98,950)	2,754,626	362,204	3,068,114	23,369	32,890,239
China Emerging Leaders	643,154	17,606	(660,760)	—	106,590	54,726	(188,370)	—
Core Bond	—	49,112	(5,442)	43,670	2,485	—	196	576,013
Core High Yield Fund	120,990	21,039	(24,313)	117,716	43,172	—	(13,929)	1,231,310
Disciplined Value	373,729	68,422	(18,678)	423,473	61,395	283,676	18,847	8,143,387
Emerging Markets	3,425,527	667,079	—	4,092,606	592,586	—	—	42,071,987
Emerging Markets Debt	192,963	5,599	—	198,562	53,762	—	—	1,876,415
Equity-Income	816,813	95,728	(11,382)	901,159	293,204	939,893	(2,410)	18,356,619
Financial Industries	940,403	151,201	(40,390)	1,051,214	154,420	—	5,119	18,364,701
Floating Rate Income	713,037	35,235	(53,690)	694,582	174,536	15,645	(12,166)	6,258,188
Fundamental Global Franchise	557,223	41,566	(35,572)	563,217	69,125	358,772	(807)	7,451,367
Fundamental Large Cap Value	926,729	86,377	(46,660)	966,446	114,864	671,426	13,808	13,278,975
Global Absolute Return Strategies	639,261	34,602	(1,271)	672,592	378,551	—	95	7,627,193
Global Bond	76,374	18,121	(15,926)	78,569	—	—	(2,697)	955,403
Global Equity	700,712	66,854	(11,215)	756,351	216,563	442,091	(7,143)	8,251,791
Global Income	246,631	45,905	(41,850)	250,686	71,230	—	(18,276)	2,424,136
Global Real Estate	434,481	50,289	(64,579)	420,191	97,484	—	70,174	4,092,664
Global Shareholder Yield	840,152	73,928	(36,132)	877,948	227,511	364,223	(9,114)	10,377,344
Global Short Duration Credit	180,190	34,225	(26,395)	188,020	56,622	538	(17,359)	1,763,632
Health Sciences	677,019	192,935	(298,806)	571,148	—	3,113,975	1,134,134	10,332,067
High Yield	125,002	29,299	(18,398)	135,903	51,247	—	(5,032)	1,193,228
International Core	213,368	22,235	(21,551)	214,052	246,016	—	122,661	7,136,495
International Growth Opportunities	372,083	44,047	(6,932)	409,198	43,266	183,750	(2,231)	5,446,424
International Growth Stock	434,770	26,941	(19,341)	442,370	107,093	160,906	43,170	5,958,719
International Small Cap	738,513	54,768	(295)	792,986	83,971	—	(564)	14,805,050
International Small Company	1,331,839	140,359	—	1,472,198	248,879	—	—	14,810,307
International Value	1,012,092	117,522	(261,170)	868,444	362,486	—	418,261	13,677,996
International Value Equity	401,543	70,767	—	472,310	101,646	243,870	—	3,986,299
Mid Cap Stock	851,388	136,308	(66,735)	920,961	—	2,468,492	(18,717)	19,423,065
Mid Value	885,335	135,908	(46,657)	974,586	124,903	1,809,796	(31,369)	16,051,433
Natural Resources	827,113	4,693	—	831,806	61,951	—	—	10,971,520
Real Estate Equity	353,291	53,267	(74,894)	331,664	49,838	100,063	124,201	4,125,895
Real Return Bond	100,942	25,332	(21,940)	104,334	29,201	—	(15,075)	1,186,278

68

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Redwood	649,494	49,638	(18,283)	680,849	—	347,671	(2,961)	7,564,236
Science & Technology	1,602,596	239,485	(90,305)	1,751,776	—	3,091,752	197,014	23,403,728
Short Duration Credit Opportunities	339,863	65,658	(49,942)	355,579	61,646	—	(16,036)	3,555,795
Small Cap Growth	451,268	64,436	(45,352)	470,352	—	562,478	926	4,985,732
Small Cap Value	213,706	73,109	(26,464)	260,351	26,410	233,069	5,851	5,186,186
Small Company Growth	208,864	25,868	(17,335)	217,397	—	458,976	2,252	4,443,589
Small Company Value	138,033	21,208	(9,663)	149,578	33,831	411,169	(2,615)	5,140,995
Spectrum Income	218,300	58,761	(36,277)	240,784	50,688	61,402	(8,163)	2,573,976
Strategic Equity Allocation	22,049,987	1,019,529	(511,550)	22,557,966	5,200,478	7,667,999	148,429	311,074,349
Strategic Growth	992,727	80,808	(84,360)	989,175	83,075	1,149,252	129,226	16,489,553
Strategic Income Opportunities	357,046	71,770	(62,767)	366,049	73,996	—	(3,687)	4,037,522
Total Return	163,604	16,448	(57,543)	122,509	52,571	3,502	555	1,704,104
U.S. Equity	899,697	180,636	(51,306)	1,029,027	143,894	1,917,810	2,283	12,492,386
U.S. High Yield Bond	96,010	20,447	(12,319)	104,138	42,591	49,574	(6,908)	1,225,707
Value	495,735	55,634	(32,169)	519,200	35,662	427,385	2,664	6,427,698
Value Equity Fund	526,510	14,234	(31,404)	509,340	37,416	—	5,066	5,337,884
					$10,652,462	$37,855,678	$2,707,266	$819,200,818
Retirement Living through 2040
Absolute Return Currency	1,690,452	577,075	(163,601)	2,103,926	—	$575,621	($55,937)	$18,051,686
Active Bond	228,501	50,416	(48,036)	230,881	$53,226	9,739	(703)	2,391,929
Alpha Opportunities	2,361,061	467,086	(106,827)	2,721,320	141,110	3,837,470	(64,680)	34,179,773
Asia Total Return Bond	161,207	4,367	—	165,574	40,173	—	—	1,533,215
Blue Chip Growth	533,174	65,072	(45,578)	552,668	—	1,901,179	310,330	19,498,126
Capital Appreciation	933,054	85,745	(73,795)	945,004	—	1,273,545	152,894	17,378,632
Capital Appreciation Value	2,381,018	580,393	(76,443)	2,884,968	380,923	3,226,682	17,610	34,446,521
China Emerging Leaders	642,047	17,576	(659,623)	—	106,406	—	(224,507)	—
Core Bond	—	52,218	(6,253)	45,965	2,634	—	316	606,282
Core High Yield Fund	127,310	22,723	(25,304)	124,729	45,750	—	(14,836)	1,304,666
Disciplined Value	390,317	70,917	(14,577)	446,657	64,638	298,658	16,599	8,589,207
Emerging Markets	3,510,305	667,280	—	4,177,585	604,890	—	—	42,945,579
Emerging Markets Debt	202,731	5,882	—	208,613	56,483	—	—	1,971,396
Equity-Income	851,379	94,890	(4,065)	942,204	308,604	989,260	(1,545)	19,192,687
Financial Industries	980,200	135,466	(23,611)	1,092,055	163,707	—	871	19,078,198
Floating Rate Income	744,860	40,635	(52,154)	733,341	184,419	16,606	(12,295)	6,607,407
Fundamental Global Franchise	581,318	47,172	(34,350)	594,140	73,363	380,769	(6,906)	7,860,478
Fundamental Large Cap Value	965,947	86,129	(32,852)	1,019,224	121,421	709,754	6,575	14,004,140
Global Absolute Return Strategies	657,740	37,313	—	695,053	389,494	—	—	7,881,903
Global Bond	79,783	19,418	(16,340)	82,861	—	—	(3,498)	1,007,588
Global Equity	724,887	82,854	(12,860)	794,881	228,983	467,445	(11,541)	8,672,155
Global Income	257,639	54,124	(46,580)	265,183	75,288	—	(24,786)	2,564,318
Global Real Estate	452,868	55,512	(71,396)	436,984	102,959	—	65,575	4,256,223
Global Shareholder Yield	879,799	77,848	(38,308)	919,339	240,599	385,970	(12,678)	10,866,589
Global Short Duration Credit	185,092	40,376	(29,614)	195,854	58,827	565	(19,490)	1,837,112
Health Sciences	705,670	205,094	(308,791)	601,973	—	3,310,222	1,032,953	10,889,693
High Yield	131,504	34,621	(21,341)	144,784	54,511	—	(6,573)	1,271,206
International Core	224,051	22,896	(22,945)	224,002	259,492	—	105,769	7,468,225
International Growth Opportunities	386,578	46,093	(1,819)	430,852	45,868	194,802	(835)	5,734,644
International Growth Stock	472,939	32,444	(39,806)	465,577	113,294	170,222	63,923	6,271,321
International Small Cap	767,108	75,845	(8,366)	834,587	89,229	—	(16,034)	15,581,742
International Small Company	1,385,560	176,726	(12,089)	1,550,197	264,241	—	(17,292)	15,594,987
International Value	1,015,370	131,553	(232,919)	914,004	382,342	—	388,777	14,395,560
International Value Equity	418,536	77,132	—	495,668	107,214	257,228	—	4,183,438
Mid Cap Stock	887,418	145,568	(62,320)	970,666	—	2,605,868	(29,577)	20,471,336

69

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Mid Value	922,802	147,503	(49,439)	1,020,866	132,578	1,921,013	(51,066)	16,813,667
Natural Resources	864,966	4,908	—	869,874	64,786	—	—	11,473,645
Real Estate Equity	369,652	55,951	(80,027)	345,576	52,898	106,206	134,533	4,298,969
Real Return Bond	105,447	28,660	(23,921)	110,186	30,812	—	(15,143)	1,252,815
Redwood	677,150	60,698	(31,415)	706,433	—	367,576	(8,626)	7,848,467
Science & Technology	1,670,416	251,891	(74,034)	1,848,273	—	3,251,910	162,312	24,692,930
Short Duration Credit Opportunities	354,698	74,894	(55,974)	373,618	65,031	—	(17,850)	3,736,180
Small Cap Growth	467,093	70,061	(41,663)	495,491	—	595,804	(9,281)	5,252,205
Small Cap Value	246,275	53,502	(26,650)	273,127	28,047	247,520	3,185	5,440,685
Small Company Growth	216,611	26,334	(14,964)	227,981	—	484,272	5,497	4,659,929
Small Company Value	143,875	25,288	(12,530)	156,633	36,082	438,526	(7,997)	5,383,475
Spectrum Income	228,043	63,657	(38,357)	253,343	53,494	65,169	(10,939)	2,708,233
Strategic Equity Allocation	23,081,216	1,101,780	(405,107)	23,777,889	5,466,655	8,115,104	37,954	327,897,092
Strategic Growth	1,034,770	86,104	(78,312)	1,042,562	87,706	1,213,318	107,740	17,379,502
Strategic Income Opportunities	371,500	78,033	(65,578)	383,955	77,977	—	(4,038)	4,235,021
Total Return	170,906	19,151	(60,676)	129,381	55,534	3,722	677	1,799,685
U.S. Equity	936,180	188,177	(45,002)	1,079,355	152,030	2,026,236	(15,101)	13,103,366
U.S. High Yield Bond	100,737	24,205	(14,195)	110,747	45,170	53,147	(8,929)	1,303,490
Value	516,714	55,198	(26,466)	545,446	37,468	449,030	1,743	6,752,623
Value Equity Fund	546,158	11,753	(22,743)	535,168	39,512	—	4,659	5,608,562
					$11,185,868	$39,950,158	$1,947,809	$860,228,503
Retirement Living through 2035
Absolute Return Currency	2,206,069	688,715	(173,372)	2,721,412	—	$733,879	($10,141)	$23,349,718
Active Bond	367,562	50,034	(50,966)	366,630	$84,358	15,346	(1,217)	3,798,290
Alpha Opportunities	3,078,283	660,602	(159,166)	3,579,719	186,331	5,067,268	(112,613)	44,961,275
Asia Total Return Bond	253,989	6,880	—	260,869	63,294	—	—	2,415,650
Blue Chip Growth	687,711	78,636	(54,376)	711,971	—	2,443,094	441,751	25,118,323
Capital Appreciation	1,202,477	104,188	(90,298)	1,216,367	—	1,640,688	228,948	22,368,998
Capital Appreciation Value	3,078,018	756,442	(110,918)	3,723,542	490,432	4,154,296	24,359	44,459,093
China Emerging Leaders	846,660	23,177	(869,837)	—	140,317	72,042	(261,852)	—
Core Bond	—	76,424	(5,020)	71,404	4,061	—	292	941,820
Core High Yield Fund	195,931	27,074	(33,046)	189,959	72,237	—	(19,688)	1,986,973
Disciplined Value	503,514	87,226	(18,596)	572,144	83,527	385,937	19,222	11,002,337
Emerging Markets	4,418,660	876,803	—	5,295,463	766,752	—	—	54,437,360
Emerging Markets Debt	321,255	9,321	—	330,576	89,505	—	—	3,123,947
Equity-Income	1,096,193	118,624	(8,549)	1,206,268	397,438	1,274,024	(3,308)	24,571,674
Financial Industries	1,259,680	178,971	(44,752)	1,393,899	208,622	—	4,458	24,351,421
Floating Rate Income	1,189,921	60,995	(69,528)	1,181,388	295,339	26,703	(15,559)	10,644,304
Fundamental Global Franchise	735,735	59,535	(44,239)	751,031	92,487	480,025	(6,756)	9,936,138
Fundamental Large Cap Value	1,246,009	101,157	(43,132)	1,304,034	156,175	912,908	9,954	17,917,423
Global Absolute Return Strategies	844,245	50,150	—	894,395	499,937	—	—	10,142,444
Global Bond	126,273	19,980	(16,835)	129,418	—	—	(3,874)	1,573,724
Global Equity	947,004	100,428	(22,564)	1,024,868	296,110	604,478	(17,873)	11,181,309
Global Income	412,868	61,637	(50,679)	423,826	120,447	—	(27,631)	4,098,399
Global Real Estate	591,248	68,534	(88,604)	571,178	135,200	—	72,733	5,563,269
Global Shareholder Yield	1,149,666	91,729	(51,803)	1,189,592	312,303	501,526	(24,706)	14,060,983
Global Short Duration Credit	298,648	41,294	(27,709)	312,233	94,122	907	(15,706)	2,928,746
Health Sciences	883,068	261,309	(402,553)	741,824	—	4,217,529	1,203,276	13,419,594
High Yield	219,498	37,960	(19,866)	237,592	88,093	—	(5,531)	2,086,062
International Core	285,508	28,721	(30,888)	283,341	328,232	—	162,950	9,446,575
International Growth Opportunities	490,492	63,188	(7,743)	545,937	58,120	246,836	(4,103)	7,266,424
International Growth Stock	585,202	41,530	(36,371)	590,361	143,540	215,667	69,210	7,952,161
International Small Cap	974,790	82,127	(307)	1,056,610	111,845	—	(445)	19,726,902

70

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
International Small Company	1,760,934	216,727	(8,562)	1,969,099	333,480	—	(9,591)	19,809,140
International Value	1,212,723	202,865	(256,494)	1,159,094	483,637	—	500,048	18,255,723
International Value Equity	532,358	96,061	(1,281)	627,138	135,605	325,343	(512)	5,293,046
Mid Cap Stock	1,132,062	186,597	(81,935)	1,236,724	—	3,327,144	(53,388)	26,082,504
Mid Value	1,171,596	177,353	(61,740)	1,287,209	166,803	2,416,916	(50,490)	21,200,330
Natural Resources	1,083,734	6,150	—	1,089,884	81,172	—	—	14,375,565
Real Estate Equity	481,217	65,333	(102,584)	443,966	68,295	137,120	162,002	5,522,931
Real Return Bond	166,378	30,732	(24,142)	172,968	47,988	—	(29,307)	1,966,646
Redwood	853,084	65,669	(29,752)	889,001	—	458,517	(4,061)	9,876,796
Science & Technology	2,140,340	322,060	(97,106)	2,365,294	—	4,157,796	169,540	31,600,326
Short Duration Credit Opportunities	572,064	75,179	(51,712)	595,531	103,979	—	(18,778)	5,955,315
Small Cap Growth	582,199	78,878	(44,248)	616,829	—	741,357	(7,806)	6,538,387
Small Cap Value	300,782	76,877	(33,892)	343,767	35,325	311,747	5,955	6,847,843
Small Company Growth	272,477	34,768	(21,237)	286,008	—	609,723	(3,752)	5,846,012
Small Company Value	183,099	28,378	(11,813)	199,664	45,284	550,374	(6,843)	6,862,460
Spectrum Income	365,131	75,498	(39,120)	401,509	84,386	102,236	(11,264)	4,292,131
Strategic Equity Allocation	29,663,579	1,313,384	(587,374)	30,389,589	7,020,007	10,350,858	(33,061)	419,072,427
Strategic Growth	1,332,354	109,788	(104,632)	1,337,510	112,867	1,561,396	125,415	22,296,299
Strategic Income Opportunities	602,259	82,369	(70,534)	614,094	125,107	—	(7,970)	6,773,461
Total Return	275,012	22,782	(91,975)	205,819	89,686	6,105	(584)	2,862,949
U.S. Equity	1,207,118	239,521	(56,972)	1,389,667	195,714	2,608,459	(11,951)	16,870,562
U.S. High Yield Bond	168,143	27,878	(14,452)	181,569	73,103	83,333	(8,594)	2,137,068
Value	666,775	64,844	(32,595)	699,024	48,432	580,425	3,094	8,653,915
Value Equity Fund	706,169	11,965	(32,600)	685,534	50,790	—	4,651	7,184,393
					$14,620,484	$51,322,002	$2,418,903	$1,111,007,565
Retirement Living through 2030
Absolute Return Currency	2,656,125	1,131,219	(175,328)	3,612,016	—	$995,464	($50,038)	$30,991,100
Active Bond	943,242	151,541	(91,551)	1,003,232	$222,393	42,176	(2,001)	10,393,483
Alpha Opportunities	4,137,155	826,093	(290,863)	4,672,385	243,884	6,632,430	(144,502)	58,685,164
Asia Total Return Bond	641,103	17,365	—	658,468	159,763	—	—	6,097,417
Blue Chip Growth	794,041	94,452	(80,286)	808,207	—	2,809,603	672,815	28,513,526
Capital Appreciation	1,393,279	131,806	(139,406)	1,385,679	—	1,887,152	248,638	25,482,635
Capital Appreciation Value	3,551,536	784,507	(143,609)	4,192,434	564,840	4,784,579	161,260	50,057,665
China Emerging Leaders	904,412	24,758	(929,170)	—	149,888	76,956	(309,969)	—
Core Bond	—	211,294	(14,298)	196,996	11,257	—	877	2,598,371
Core High Yield Fund	514,658	73,702	(60,353)	528,007	191,004	—	(32,890)	5,522,956
Disciplined Value	582,487	113,489	(30,531)	665,445	95,668	442,034	34,115	12,796,498
Emerging Markets	4,711,005	936,477	—	5,647,482	817,723	—	—	58,056,110
Emerging Markets Debt	793,984	83,118	—	877,102	229,250	—	—	8,288,615
Equity-Income	1,270,506	149,636	(21,444)	1,398,698	458,558	1,469,951	1,526	28,491,475
Financial Industries	1,430,357	208,650	(45,665)	1,593,342	237,496	—	6,950	27,835,681
Floating Rate Income	3,049,639	136,564	(81,722)	3,104,481	767,562	69,566	(18,796)	27,971,375
Fundamental Global Franchise	804,934	74,100	(71,209)	807,825	100,803	523,183	20,091	10,687,525
Fundamental Large Cap Value	1,441,433	136,283	(84,235)	1,493,481	179,799	1,050,997	21,333	20,520,426
Global Absolute Return Strategies	1,022,005	74,892	—	1,096,897	605,201	—	—	12,438,813
Global Bond	323,633	62,205	(33,189)	352,649	—	—	(10,831)	4,288,210
Global Equity	1,141,907	125,968	(45,369)	1,222,506	354,867	724,424	(18,962)	13,337,536
Global Income	1,053,521	200,230	(93,676)	1,160,075	321,629	—	(74,923)	11,217,923
Global Real Estate	713,374	74,975	(115,899)	672,450	159,815	—	187,804	6,549,664
Global Shareholder Yield	1,392,701	124,452	(83,395)	1,433,758	379,510	608,355	9,214	16,947,019
Global Short Duration Credit Fund	767,687	152,849	(55,851)	864,685	255,081	2,514	(37,122)	8,110,745
Health Sciences	1,028,421	287,390	(504,571)	811,240	—	4,638,476	2,031,403	14,675,328
High Yield	548,731	134,077	(50,597)	632,211	231,488	—	(19,192)	5,550,809

71

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
International Core	299,995	33,019	(36,149)	296,865	345,021	—	138,783	9,897,491
International Growth Opportunities	512,573	68,623	(10,441)	570,755	60,762	258,057	(6,005)	7,596,751
International Growth Stock	599,231	45,519	(31,040)	613,710	150,118	225,550	29,977	8,266,673
International Small Cap	1,044,918	88,703	(13,622)	1,119,999	118,737	—	(25,892)	20,910,378
International Small Company	1,881,082	219,697	(27,326)	2,073,453	353,273	—	(34,020)	20,858,937
International Value	1,370,615	178,683	(344,664)	1,204,634	502,197	—	510,830	18,972,990
International Value Equity	558,793	100,191	(5,069)	653,915	142,540	341,982	(7,338)	5,519,041
Mid Cap Stock	1,253,596	205,560	(112,779)	1,346,377	—	3,619,009	(7,027)	28,395,090
Mid Value	1,321,349	207,295	(84,882)	1,443,762	185,282	2,684,668	(11,030)	23,778,764
Natural Resources	1,192,538	6,767	—	1,199,305	89,321	—	—	15,818,832
Real Estate Equity	579,719	78,069	(130,467)	527,321	80,732	162,090	238,036	6,559,874
Real Return Bond	431,610	100,467	(49,848)	482,229	129,129	—	(51,231)	5,482,942
Redwood	909,717	62,799	(41,447)	931,069	—	483,960	(1,587)	10,344,175
Science & Technology	2,408,164	362,755	(154,639)	2,616,280	—	4,683,166	203,083	34,953,497
Short Duration Credit Opportunities	1,471,459	243,490	(91,989)	1,622,960	277,330	—	(39,286)	16,229,604
Small Cap Growth	571,498	79,629	(55,772)	595,355	—	713,469	(1,976)	6,310,768
Small Cap Value	263,406	95,452	(34,714)	324,144	32,723	288,781	13,047	6,456,941
Small Company Growth	261,776	33,495	(24,847)	270,424	—	573,429	858	5,527,473
Small Company Value	174,852	29,463	(16,775)	187,540	42,571	517,400	(820)	6,445,749
Spectrum Income	944,129	215,307	(66,350)	1,093,086	223,921	281,775	(23,052)	11,685,088
Strategic Equity Allocation	33,398,479	1,739,167	(1,374,259)	33,763,387	7,844,378	11,566,370	510,842	465,597,111
Strategic Growth	1,538,943	133,535	(149,962)	1,522,516	128,991	1,784,452	149,183	25,380,349
Strategic Income Opportunities	1,542,464	251,722	(125,669)	1,668,517	333,311	—	(18,794)	18,403,738
Total Return	705,572	58,957	(201,416)	563,113	230,627	15,976	(724)	7,832,908
U.S. Equity	1,472,246	299,161	(99,606)	1,671,801	236,931	3,157,798	62,483	20,295,666
U.S. High Yield Bond	420,369	94,769	(32,827)	482,311	191,629	229,135	(23,440)	5,676,799
Value	694,922	73,941	(45,378)	723,485	49,995	599,162	8,641	8,956,741
Value Equity Fund	818,965	22,227	(54,220)	786,972	58,430	—	9,480	8,247,470
					$18,545,428	$58,944,089	$4,299,821	$1,336,507,909
Retirement Living through 2025
Absolute Return Currency	3,030,884	1,135,500	(40,917)	4,125,467	—	$1,135,317	($47,300)	$35,396,504
Active Bond	2,580,672	617,363	(211,389)	2,986,646	$635,182	127,034	(10,170)	30,941,650
Alpha Opportunities	2,764,444	425,309	(229,736)	2,960,017	151,551	4,121,426	(29,482)	37,177,810
Asia Total Return Bond	1,000,860	27,110	—	1,027,970	249,414	—	—	9,519,006
Blue Chip Growth	744,886	80,895	(75,503)	750,278	—	2,552,192	1,012,280	26,469,816
Capital Appreciation	1,298,753	117,957	(137,684)	1,279,026	—	1,702,994	762,237	23,521,284
Capital Appreciation Value	4,680,821	825,234	(248,768)	5,257,287	734,258	6,219,668	175,496	62,772,001
China Emerging Leaders	887,034	24,283	(911,317)	—	147,008	75,478	(312,100)	—
Core Bond	—	1,025,792	(62,559)	963,233	55,676	—	1,193	12,705,048
Core High Yield Fund	782,822	225,136	(105,118)	902,840	307,608	—	(58,953)	9,443,711
Disciplined Value	590,703	118,952	(39,777)	669,878	95,880	443,015	46,623	12,881,758
Emerging Markets	4,340,696	914,318	—	5,255,014	760,896	—	—	54,021,543
Emerging Markets Debt	1,233,504	315,705	—	1,549,209	382,461	—	—	14,640,024
Equity-Income	1,288,456	151,404	(42,549)	1,397,311	461,379	1,478,991	(12,771)	28,463,218
Financial Industries	1,472,779	238,168	(64,200)	1,646,747	241,241	—	14,171	28,768,675
Floating Rate Income	5,816,503	263,641	—	6,080,144	1,479,068	134,469	—	54,782,096
Fundamental Global Franchise	1,026,309	74,496	(76,966)	1,023,839	124,709	647,260	(3,977)	13,545,396
Fundamental Large Cap Value	1,461,877	154,822	(124,631)	1,492,068	176,543	1,031,965	51,227	20,501,010
Global Absolute Return Strategies	1,210,430	186,937	—	1,397,367	716,780	—	—	15,846,139
Global Bond	720,276	269,719	(105,739)	884,256	—	—	(20,449)	10,752,554
Global Equity	1,272,036	133,140	(71,886)	1,333,290	382,725	781,293	(10,547)	14,546,197
Global Income	1,915,253	720,461	(248,785)	2,386,929	621,673	—	(162,040)	23,081,601
Global Real Estate	894,712	74,381	(155,697)	813,396	194,728	—	288,301	7,922,479

72

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Global Shareholder Yield	1,848,463	133,488	(120,515)	1,861,436	497,322	792,103	(75,092)	22,002,178
Global Short Duration Credit Fund	1,350,740	487,924	(145,677)	1,692,987	468,467	4,765	(79,169)	15,880,216
Health Sciences	1,035,310	281,786	(524,059)	793,037	—	4,548,012	2,170,105	14,346,035
High Yield	1,092,973	224,795	(233,338)	1,084,430	425,468	—	60,222	9,521,297
International Core	264,456	35,185	(20,282)	279,359	325,849	—	49,201	9,313,817
International Growth Opportunities	496,534	54,449	(18,127)	532,856	56,661	240,640	(14,755)	7,092,317
International Growth Stock	568,199	55,477	(48,526)	575,150	139,922	210,231	50,876	7,747,277
International Small Cap	986,880	84,567	(33,104)	1,038,343	109,061	—	(53,919)	19,385,858
International Small Company	1,783,468	212,626	(54,172)	1,941,922	324,535	—	(66,660)	19,535,733
International Value	1,076,325	177,069	(119,886)	1,133,508	468,218	—	226,722	17,852,759
International Value Equity	538,047	94,756	(17,562)	615,241	134,664	323,086	(13,354)	5,192,633
Mid Cap Stock	1,218,567	202,219	(125,245)	1,295,541	—	3,406,514	72,587	27,322,968
Mid Value	1,219,164	186,450	(102,468)	1,303,146	165,544	2,398,667	42,804	21,462,809
Natural Resources	1,202,686	6,824	—	1,209,510	90,081	—	—	15,953,440
Real Estate Equity	645,783	71,201	(154,985)	561,999	86,710	174,091	308,214	6,991,268
Real Return Bond	777,701	300,164	(120,271)	957,594	248,117	—	(92,714)	10,887,845
Redwood	1,129,819	76,101	(68,252)	1,137,668	—	584,603	(1,602)	12,639,490
Science & Technology	2,424,548	354,290	(160,534)	2,618,304	—	4,573,896	470,177	34,980,547
Short Duration Credit Opportunities	2,898,258	883,309	(214,115)	3,567,452	576,890	—	(73,496)	35,674,518
Small Cap Growth	488,723	71,871	(53,359)	507,235	—	591,796	5,738	5,376,695
Small Cap Value	177,246	145,668	(38,660)	284,254	28,352	250,209	15,187	5,662,334
Small Company Growth	226,522	30,595	(27,792)	229,325	—	477,250	12,844	4,687,397
Small Company Value	155,535	24,400	(15,952)	163,983	36,664	445,602	86,477	5,636,096
Spectrum Income	1,852,456	682,317	(142,462)	2,392,311	470,534	620,218	(30,799)	25,573,809
Strategic Equity Allocation	33,389,427	1,702,215	(1,840,706)	33,250,936	7,590,265	11,191,684	1,599,140	458,530,414
Strategic Growth	1,444,408	119,104	(156,818)	1,406,694	118,693	1,641,990	202,249	23,449,584
Strategic Income Opportunities	3,101,845	846,293	(290,296)	3,657,842	698,360	—	(55,482)	40,345,993
Total Return	1,925,736	241,489	(545,341)	1,621,884	621,591	43,026	(33,547)	22,560,406
U.S. Equity	2,003,386	422,380	(197,508)	2,228,258	311,922	4,157,275	110,017	27,051,048
U.S. High Yield Bond	837,015	188,452	(197,473)	827,994	353,908	391,368	(26,108)	9,745,494
Value	694,455	89,474	(78,859)	705,070	48,209	577,753	29,608	8,728,764
Value Equity Fund	830,027	35,676	(85,122)	780,581	58,317	—	15,769	8,180,493
					$22,373,104	$58,095,881	$6,594,979	$1,507,011,052
Retirement Living through 2020
Absolute Return Currency	2,760,419	686,209	(99,591)	3,347,037	—	$944,948	($64,607)	$28,717,577
Active Bond	4,447,455	803,963	(397,970)	4,853,448	$1,068,215	208,644	(17,571)	50,281,720
Alpha Opportunities	985,275	132,262	(108,792)	1,008,745	52,637	1,431,458	83,254	12,669,845
Asia Total Return Bond	1,294,584	35,066	—	1,329,650	322,610	—	—	12,312,563
Blue Chip Growth	482,009	52,160	(64,744)	469,425	—	1,629,978	873,221	16,561,330
Capital Appreciation	842,824	74,070	(115,343)	801,551	—	1,090,389	681,250	14,740,518
Capital Appreciation Value	3,888,932	579,061	(226,762)	4,241,231	606,136	5,134,388	259,971	50,640,303
China Emerging Leaders	627,160	17,168	(644,328)	—	103,939	53,365	(286,929)	—
Core Bond	—	1,250,702	(70,949)	1,179,753	68,920	—	4,326	15,560,948
Core High Yield Fund	957,084	194,041	(122,803)	1,028,322	364,052	—	(69,242)	10,756,250
Disciplined Value	379,062	81,256	(25,071)	435,247	60,990	281,806	50,362	8,369,802
Emerging Markets	2,856,812	643,291	(130,457)	3,369,646	506,795	—	(9,665)	34,639,956
Emerging Markets Debt	1,232,111	229,536	—	1,461,647	369,549	—	—	13,812,566
Equity-Income	826,871	97,991	(30,376)	894,486	296,513	950,500	2,988	18,220,675
Financial Industries	1,116,847	179,402	(68,466)	1,227,783	180,151	—	20,580	21,449,374
Floating Rate Income	7,134,422	264,557	(57,604)	7,341,375	1,802,920	163,614	(20,737)	66,145,789
Fundamental Global Franchise	840,390	71,719	(105,111)	806,998	100,533	521,785	22,313	10,676,581
Fundamental Large Cap Value	938,134	90,540	(98,642)	930,032	111,516	651,856	64,347	12,778,635
Global Absolute Return Strategies	1,215,647	175,397	—	1,391,044	719,870	—	—	15,774,440

73

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Global Bond	1,103,613	277,920	(134,346)	1,247,187	—	—	(24,137)	15,165,797
Global Equity	1,071,102	116,022	(89,775)	1,097,349	318,872	650,945	(5,869)	11,972,076
Global Income	2,112,204	582,319	(264,170)	2,430,353	657,766	—	(180,810)	23,501,512
Global Real Estate	946,365	74,608	(184,299)	836,674	202,775	—	296,735	8,149,209
Global Shareholder Yield	1,543,465	127,048	(147,041)	1,523,472	413,468	657,763	(41,737)	18,007,440
Global Short Duration Credit Fund	1,598,717	422,727	(165,451)	1,855,993	533,032	5,352	(95,266)	17,409,215
Health Sciences	791,852	206,170	(454,904)	543,118	—	3,327,578	2,655,740	9,825,006
High Yield	1,201,448	190,958	(179,188)	1,213,218	474,456	—	30,573	10,652,055
International Core	189,919	29,440	(11,902)	207,457	241,492	—	(6,321)	6,916,622
International Growth Opportunities	374,679	43,318	(24,015)	393,982	41,677	177,005	(18,707)	5,243,894
International Growth Stock	410,079	46,072	(27,602)	428,549	103,486	155,486	11,134	5,772,555
International Small Cap	679,901	43,351	(24,724)	698,528	73,941	—	(28,643)	13,041,519
International Small Company	1,227,777	123,296	(47,316)	1,303,757	220,986	—	(41,918)	13,115,800
International Value	751,994	131,622	(43,412)	840,204	345,307	—	11,536	13,233,219
International Value Equity	404,314	73,511	(19,040)	458,785	100,610	241,384	(12,211)	3,872,148
Mid Cap Stock	781,959	127,636	(106,064)	803,531	—	2,162,761	74,677	16,946,478
Mid Value	871,104	135,959	(94,844)	912,219	117,008	1,695,405	(6,378)	15,024,239
Natural Resources	999,950	5,674	—	1,005,624	74,896	—	—	13,264,183
Real Estate Equity	543,338	55,794	(142,156)	456,976	72,505	145,572	271,511	5,684,781
Real Return Bond	976,768	271,965	(141,450)	1,107,283	296,985	—	(55,420)	12,589,812
Redwood	934,853	45,342	(59,117)	921,078	—	476,797	865	10,233,177
Science & Technology	1,785,924	256,550	(185,851)	1,856,623	—	3,312,067	484,391	24,804,481
Short Duration Credit Opportunities	3,982,282	883,351	(338,909)	4,526,724	760,873	—	(120,366)	45,267,243
Small Cap Growth	337,092	50,391	(51,741)	335,742	—	402,890	133,976	3,558,860
Small Cap Value	162,378	71,436	(32,557)	201,257	20,313	179,265	13,308	4,009,032
Small Company Growth	145,920	34,141	(23,139)	156,922	—	333,195	(2,209)	3,207,476
Small Company Value	112,948	17,428	(14,669)	115,707	26,350	320,252	117,050	3,976,860
Spectrum Income	2,524,618	703,452	(210,217)	3,017,853	615,874	795,357	(41,738)	32,260,848
Strategic Equity Allocation	23,854,578	1,406,274	(2,182,687)	23,078,165	5,366,182	7,912,322	3,913,148	318,247,897
Strategic Growth	934,582	75,437	(125,458)	884,561	76,131	1,053,195	255,959	14,745,636
Strategic Income Opportunities	4,216,796	637,192	(223,565)	4,630,423	932,341	—	(44,935)	51,073,563
Total Return	3,319,570	163,382	(913,964)	2,568,988	1,076,612	74,967	(96,482)	35,734,623
U.S. Equity	1,692,123	321,108	(174,699)	1,838,532	258,865	3,450,127	162,267	22,319,782
U.S. High Yield Bond	920,006	167,623	(161,341)	926,288	394,415	442,880	(11,864)	10,902,409
Value	402,845	44,925	(46,769)	401,001	27,644	331,293	28,023	4,964,398
Value Equity Fund	533,071	15,833	(58,616)	490,288	37,109	—	11,631	5,138,214
					$20,617,317	$41,366,589	$9,231,374	$1,243,940,931
Retirement Living through 2015
Absolute Return Currency	1,540,829	413,177	(123,853)	1,830,153	—	$520,879	($41,097)	$15,702,713
Active Bond	3,938,059	460,132	(519,313)	3,878,878	$908,483	170,670	13,208	40,185,173
Alpha Opportunities	349,746	51,267	(49,939)	351,074	18,831	512,120	(18,373)	4,409,491
Asia Total Return Bond	895,187	24,248	—	919,435	223,081	—	—	8,513,971
Blue Chip Growth	195,507	19,567	(34,587)	180,487	—	642,405	472,018	6,367,583
Capital Appreciation	341,212	24,985	(58,451)	307,746	—	429,521	354,352	5,659,443
Capital Appreciation Value	2,230,531	274,052	(256,203)	2,248,380	337,982	2,862,941	399,330	26,845,658
China Emerging Leaders	285,509	7,816	(293,325)	—	47,317	24,294	(162,495)	—
Core Bond	—	1,115,924	(104,382)	1,011,542	60,496	—	5,125	13,342,233
Core High Yield Fund	591,405	80,472	(117,045)	554,832	209,742	—	(61,498)	5,803,547
Disciplined Value	151,473	8,697	(22,012)	138,158	23,590	109,000	96,204	2,656,782
Emerging Markets	1,321,819	293,170	(288,521)	1,326,468	233,841	—	33,769	13,636,090
Emerging Markets Debt	833,103	39,051	—	872,154	234,009	—	—	8,241,857
Equity-Income	330,387	23,621	(38,999)	315,009	107,126	343,403	183,781	6,416,724
Financial Industries	355,761	6,149	(28,595)	333,315	56,062	—	5,991	5,823,005

74

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Floating Rate Income	5,010,665	148,777	(216,190)	4,943,252	1,241,215	111,928	(80,237)	44,538,700
Fundamental Global Franchise	424,435	29,492	(67,536)	386,391	49,602	257,442	119,773	5,111,959
Fundamental Large Cap Value	374,848	29,691	(52,252)	352,287	43,355	253,430	2,685	4,840,421
Global Absolute Return Strategies	850,137	64,410	—	914,547	503,426	—	—	10,370,967
Global Bond	889,523	130,632	(125,746)	894,409	—	—	(4,364)	10,876,016
Global Equity	401,969	39,004	(50,605)	390,368	116,860	238,557	38,293	4,258,915
Global Income	1,322,672	195,483	(181,489)	1,336,666	386,358	—	(99,344)	12,925,556
Global Real Estate	466,082	27,734	(94,322)	399,494	97,482	—	294,216	3,891,071
Global Shareholder Yield	914,398	60,713	(111,369)	863,742	239,394	377,917	149,774	10,209,427
Global Short Duration Credit Fund	993,777	158,186	(121,536)	1,030,427	315,577	3,124	(84,187)	9,665,408
Health Sciences	252,835	76,583	(72,953)	256,465	—	1,236,043	571,353	4,639,446
High Yield	833,081	68,129	(246,286)	654,924	296,478	—	128,065	5,750,234
International Core	80,313	9,587	(7,239)	82,661	99,036	—	8,328	2,755,923
International Growth Opportunities	158,946	14,846	(12,763)	161,029	17,370	73,773	(5,522)	2,143,299
International Growth Stock	174,354	15,145	(15,583)	173,916	42,922	64,489	22,048	2,342,651
International Small Cap	302,062	14,127	(14,918)	301,271	31,997	—	4,123	5,624,737
International Small Company	538,050	37,353	(22,579)	552,824	94,496	—	(1,751)	5,561,411
International Value	314,701	42,785	(16,266)	341,220	143,666	—	7,967	5,374,213
International Value Equity	169,752	26,014	(11,558)	184,208	40,957	98,263	1,227	1,554,715
Mid Cap Stock	329,743	45,421	(53,972)	321,192	—	890,356	35,826	6,773,944
Mid Value	365,464	49,783	(49,631)	365,616	47,871	693,638	22,317	6,021,703
Natural Resources	500,468	2,840	—	503,308	37,485	—	—	6,638,629
Real Estate Equity	291,354	27,358	(77,534)	241,178	37,960	76,214	488,770	3,000,257
Real Return Bond	637,369	107,210	(96,369)	648,210	182,946	—	(25,822)	7,370,143
Redwood	479,080	22,407	(51,059)	450,428	—	237,236	45,158	5,004,256
Science & Technology	565,307	88,522	(96,717)	557,112	—	1,026,192	(37,297)	7,443,022
Short Duration Credit Opportunities	2,522,790	338,384	(321,359)	2,539,815	454,603	—	(98,241)	25,398,148
Small Cap Growth	279,437	32,410	(47,894)	263,953	—	326,213	17,659	2,797,906
Small Cap Value	84,220	4,409	(13,799)	74,830	7,779	68,646	5,939	1,490,620
Small Company Value	44,118	5,028	(5,813)	43,333	10,050	122,150	73,431	1,489,360
Spectrum Income	1,598,740	287,990	(189,332)	1,697,398	368,941	459,880	(20,283)	18,145,189
Strategic Equity Allocation	10,694,936	464,627	(1,356,835)	9,802,728	2,344,654	3,457,135	3,509,759	135,179,615
Strategic Growth	379,163	29,267	(68,213)	340,217	30,087	416,223	156,200	5,671,414
Strategic Income Opportunities	2,610,717	328,201	(342,128)	2,596,790	546,248	—	(31,150)	28,642,597
Total Return	2,939,358	93,078	(863,890)	2,168,546	952,763	66,297	(30,431)	30,164,473
U.S. Equity	1,079,359	194,752	(162,447)	1,111,664	161,445	2,151,724	386,026	13,495,596
U.S. High Yield Bond	637,522	67,379	(203,618)	501,283	248,024	247,571	27,287	5,900,095
Value	185,894	16,677	(27,052)	175,519	12,432	148,984	20,485	2,172,929
Value Equity Fund	213,145	4,135	(31,521)	185,759	14,428	—	6,944	1,946,753
					$11,678,467	$18,718,658	$6,905,339	$630,785,988
Retirement Living through 2010
Absolute Return Currency	932,930	135,651	(121,694)	946,887	—	$266,819	($35,942)	$8,124,294
Active Bond	3,269,379	187,912	(385,021)	3,072,270	$729,429	131,664	36,471	31,828,721
Alpha Opportunities	155,881	24,104	(23,397)	156,588	8,481	230,649	(13,605)	1,966,738
Asia Total Return Bond	627,872	17,008	—	644,880	156,466	—	—	5,971,584
Blue Chip Growth	102,436	14,497	(21,069)	95,864	—	345,287	121,901	3,382,069
Capital Appreciation	179,105	20,532	(35,967)	163,670	—	231,304	104,011	3,009,892
Capital Appreciation Value	1,141,317	160,733	(127,806)	1,174,244	173,719	1,471,518	261,333	14,020,474
China Emerging Leaders	113,765	3,114	(116,879)	—	18,854	9,680	(80,710)	—
Core Bond	—	786,396	(57,272)	729,124	42,334	—	3,040	9,617,151
Core High Yield Fund	376,513	19,674	(54,173)	342,014	132,552	—	(27,572)	3,577,468
Disciplined Value	88,626	7,069	(13,701)	81,994	14,013	64,749	48,315	1,576,741
Emerging Markets	519,310	116,708	(32,703)	603,315	92,092	—	(78)	6,202,074

75

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Emerging Markets Debt	612,849	17,783	—	630,632	170,746	—	—	5,959,475
Equity-Income	191,442	17,172	(21,768)	186,846	64,278	206,049	15,249	3,806,050
Financial Industries	51,370	2,546	(4,257)	49,659	8,138	—	543	867,542
Floating Rate Income	3,620,751	107,091	(246,859)	3,480,983	893,362	80,932	(91,925)	31,363,654
Fundamental Global Franchise	229,217	15,519	(32,445)	212,291	27,392	142,167	30,367	2,808,604
Fundamental Large Cap Value	219,288	24,656	(35,096)	208,848	26,021	152,105	24,272	2,869,571
Global Absolute Return Strategies	594,755	55,624	—	650,379	352,196	—	—	7,375,299
Global Bond	688,960	69,217	(89,203)	668,974	—	—	(14,849)	8,134,725
Global Equity	237,090	21,139	(24,395)	233,834	70,613	144,148	11,438	2,551,132
Global Income	856,398	70,832	(101,614)	825,616	244,373	—	(32,284)	7,983,711
Global Real Estate	227,175	22,291	(48,046)	201,420	48,904	—	142,940	1,961,830
Global Shareholder Yield	498,676	32,673	(53,752)	477,597	131,481	208,376	15,006	5,645,193
Global Short Duration Credit Fund	655,585	56,621	(62,172)	650,034	203,600	1,982	(35,126)	6,097,319
Health Sciences	37,399	11,625	(10,433)	38,591	—	187,619	75,137	698,105
High Yield	514,278	20,915	(129,205)	405,988	181,968	—	103,136	3,564,578
International Core	35,199	4,034	(2,092)	37,141	43,497	—	2,504	1,238,271
International Growth Opportunities	69,119	7,560	(4,929)	71,750	7,705	32,721	(1,576)	954,990
International Growth Stock	75,835	6,432	(4,730)	77,537	19,079	28,666	4,512	1,044,428
International Small Cap	145,174	8,873	(6,165)	147,882	15,923	—	(397)	2,760,953
International Small Company	263,416	21,281	(7,454)	277,243	47,685	—	(2,511)	2,789,068
International Value	135,482	20,708	(3,995)	152,195	64,401	—	(5,752)	2,397,066
International Value Equity	74,339	11,576	(3,249)	82,666	18,054	43,316	201	697,700
Mid Cap Stock	154,111	27,554	(28,905)	152,760	—	427,501	15,371	3,221,709
Mid Value	232,978	36,613	(33,265)	236,326	31,315	453,749	20,231	3,892,285
Natural Resources	247,698	1,406	—	249,104	18,553	—	—	3,285,678
Real Estate Equity	171,916	24,657	(49,758)	146,815	23,019	46,216	270,596	1,826,380
Real Return Bond	430,347	50,386	(64,864)	415,869	120,589	—	(32,923)	4,728,430
Redwood	293,423	15,085	(22,447)	286,061	—	153,295	11,860	3,178,134
Science & Technology	80,860	14,511	(13,381)	81,990	—	151,491	(3,639)	1,095,388
Short Duration Credit Opportunities	1,637,224	69,075	(124,156)	1,582,143	292,312	—	(36,566)	15,821,431
Small Cap Growth	119,129	19,711	(23,593)	115,247	—	143,270	(3,423)	1,221,621
Small Cap Value	35,821	3,116	(6,913)	32,024	3,381	29,833	958	637,925
Small Company Value	19,031	3,054	(3,054)	19,031	4,477	54,416	15,375	654,084
Spectrum Income	1,039,504	123,082	(100,471)	1,062,115	234,666	282,863	(786)	11,354,015
Strategic Equity Allocation	5,211,561	278,405	(641,315)	4,848,651	1,169,847	1,724,916	1,438,536	66,862,902
Strategic Growth	190,211	26,174	(35,876)	180,509	16,042	221,922	896	3,009,082
Strategic Income Opportunities	1,710,008	120,824	(210,263)	1,620,569	346,965	—	(8,530)	17,874,879
Total Return	2,433,245	104,427	(822,927)	1,714,745	779,330	53,417	(10,981)	23,852,098
U.S. Equity	589,628	117,391	(89,047)	617,972	90,120	1,201,108	112,050	7,502,184
U.S. High Yield Bond	392,647	26,245	(107,799)	311,093	152,444	151,743	16,633	3,661,569
Value Equity Fund	123,046	5,205	(18,707)	109,544	8,528	—	4,607	1,148,017
					$7,298,944	$9,075,491	$2,468,314	$367,674,281

76

EVALUATION OF SUBADVISORY AGREEMENT AMENDMENT BY THE BOARD OF TRUSTEES

At an in-person meeting held on December 15-17, 2014, the Board of Trustees of John Hancock Funds II (the "Trust"), including all of the Trustees who are not considered to be "interested persons" of the Trust under the Investment Company Act of 1940, as amended (the "1940 Act") (the "Independent Trustees"), approved an amendment to the subadvisory agreement (the "JHAM Subadvisory Agreement Amendment") between John Hancock Advisers, LLC (the "Advisor") and John Hancock Asset Management a division of Manulife Asset Management (US) LLC ("JHAM") with respect to the Retirement Living through 2010 Portfolio, Retirement Living through 2015 Portfolio, Retirement Living through 2020 Portfolio, Retirement Living through 2025 Portfolio, Retirement Living through 2030 Portfolio, Retirement Living through 2035 Portfolio, Retirement Living through 2040 Portfolio, Retirement Living through 2045 Portfolio, Retirement Living through 2050 Portfolio, and Retirement Living through 2055 Portfolio (collectively, the "Funds").

This section describes the evaluation by the Board of Trustees of the JHAM Subadvisory Agreement Amendment.

Evaluation by the Board

At the in-person meeting of the Board held on December 15-17, 2014, the Advisor recommended to the Board that QS Investors, LLC ("QS Investors") be removed as subadviser consultant to the Funds and that the subadvisory fee paid to JHAM be increased to compensate JHAM for providing the investment manager analysis and optimization services (the "Services") previously provided by QS Investors to the Funds with such changes to become effective February 17, 2015.

In considering the approval of the proposed Subadvisory Agreement Amendment with JHAM, the Board took into account its consideration of the factors it considered in connection with the annual evaluation of the advisory and subadvisory agreements conducted at an in-person meeting held on May 27-29, 2014, as well as information presented at other meetings during the year. The Board also discussed the proposal at an in-person meeting held on September 24-26, 2014. The Board also took into account discussions with management and information provided to the Board regarding the services to be provided by JHAM to the Funds at the December 15-17, 2014 meeting during which representatives from JHAM made a presentation and responded to questions from the Independent Trustees. Throughout the process, the Trustees were afforded the opportunity to ask questions of, and request additional information from, management.

The Board also considered other factors it considered relevant in its evaluation of the proposed Subadvisory Agreement Amendment, including the potential benefits that the Funds and their shareholders may realize through having JHAM provide these Services. The Board also considered conditions and trends prevailing generally in the economy, the securities markets and the industry. The Board noted the affiliation of the Advisor with JHAM, noting any potential conflicts of interest. The Board did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. Throughout the evaluation process, the Board was assisted by counsel for the Trust and the Independent Trustees were also separately assisted by independent legal counsel. The factors considered by the Board with respect to each Fund were:

(1)	the nature, extent and quality of the services to be provided by JHAM to the Funds;
(2)	the investment performance of the Funds and JHAM;
(3)	the extent to which economies of scale would be realized as the Funds grow and whether fee levels reflect these economies of scale for the benefit of Fund shareholders; and
(4)	comparative services rendered and comparative subadvisory fee rates.

In making its determination and with reference to the factors that it considered, the Board reviewed at this meeting and at prior meetings:

(1)	information relating to JHAM's business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);
(2)	the performance of the Funds and the performance of other John Hancock funds managed by JHAM; and
(3)	the subadvisory fee for each Fund, including any breakpoints determined by the aggregate net assets of the Funds and other John Hancock funds managed by JHAM.

The Board's decision to approve the proposed Subadvisory Agreement Amendment with JHAM was based on a number of determinations, including the following:

(1)	JHAM has developed the capability to provide the manager analysis and optimization services currently being provided by QS Investors and has represented to the Board that providing these services to the Funds directly will enhance the optimization process;
(2)	JHAM has extensive experience and demonstrated skills as a manager of funds of funds and may be expected to continue to provide a high quality of investment management services and personnel to the Funds;
(3)	While the JHAM subadvisory fee will increase to compensate JHAM for providing the Services, the increase in the JHAM subadvisory fee is less than the contractual fee rate currently paid to QS Investors and the savings from the lower contractual fee rate will be passed through to shareholders through a contractual advisory fee waiver; and
(4)	The subadvisory fee rate payable to JHAM set forth in the Subadvisory Agreement Amendment contains breakpoints that are reflected in each Fund's advisory fees in order to permit shareholders to benefit from economies of scale as each Fund grows.
In addition, the Trustees reviewed the subadvisory fee to be paid to JHAM for each Fund and concluded that such subadvisory fee is based on services provided that are in addition to, rather than duplicative of, the services provided pursuant to the advisory agreements or subadvisory agreements for the underlying portfolios of each Fund, and that the additional services are necessary because of the differences between the investment policies, strategies and techniques of each Fund and those of its underlying portfolios.

77

* * *
Based on the Board's evaluation of all factors that it deemed to be material, including those factors described above, and assisted by the advice of independent legal counsel, the Board, including the Independent Trustees, concluded that approval of the Subadvisory Agreement Amendment would be in the best interest of the Funds and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Subadvisory Agreement Amendment.

78

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios' complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios' Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

79

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Retirement Living Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF221048	LCSA 2/15 4/15

John Hancock

Retirement Living II Portfolios

Semiannual report 2/28/15

A message to shareholders

Dear fellow shareholder,

Strong economic growth in the United States set the global standard in 2014, and appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about sustained relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but note that opportunities are growing and could reward investors should recoveries in those markets begin in earnest.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. The European Central Bank announced dramatic monetary policy measures in January to promote economic activity in the region—similar to the monetary policy activity of the U.S. Federal Reserve (Fed) in recent years. One effect has been to push the value of the euro down relative to the U.S. dollar, which benefits European exporters by making their goods cheaper.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The Fed has signaled its intention to raise short-term interest rates at some point in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 28, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Retirement Living II Portfolios

2	Retirement Living II through strategy at a glance
3	Discussion of portfolio performance
8	John Hancock Retirement Living through II 2055 Portfolio
9	John Hancock Retirement Living through II 2050 Portfolio
10	John Hancock Retirement Living through II 2045 Portfolio
11	John Hancock Retirement Living through II 2040 Portfolio
12	John Hancock Retirement Living through II 2035 Portfolio
13	John Hancock Retirement Living through II 2030 Portfolio
14	John Hancock Retirement Living through II 2025 Portfolio
15	John Hancock Retirement Living through II 2020 Portfolio
16	John Hancock Retirement Living through II 2015 Portfolio
17	John Hancock Retirement Living through II 2010 Portfolio
18	Your expenses
22	Portfolios' investments
26	Financial statements
34	Financial highlights
39	Notes to financial statements
49	More information

1

Retirement Living II through strategy at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

The Retirement Living Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Retirement Living II Portfolios with dates farther off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to more conservative fixed-income funds.
•	Once the target date is reached, the allocation will continue to become increasingly conservative, investing primarily in fixed-income funds.

JOHN HANCOCK RETIREMENT LIVING II PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Retirement Living II Portfolios adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

2

Discussion of portfolio performance

An interview with Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

What market themes marked the six months ended February 28, 2015?

We experienced a number of major market shifts, some of which were extreme in both magnitude and speed. Oil prices suffered sharp declines, in part because of OPEC's refusal to cut production, despite a supply glut. This surprised the market and sent the price of other commodities lower as well.

Meanwhile, the U.S. Federal Reserve appeared to telegraph its intent to begin raising short-term interest rates amid improving employment figures. By contrast, a number of other global central banks continued to pursue accommodative monetary policies, weakening their currencies relative to the U.S. dollar. Many international markets delivered negative returns in U.S. dollar terms.

Interest rates fell as abundant liquidity, fears of deflation, and weak economic growth around the world fueled continued demand for safe-haven assets such as U.S. government securities, driving up their prices. As bond prices and bond yields move inversely, the yield on the 10-year U.S. Treasury note fell from 2.35% to 2.00%. The broader investment-grade U.S. bond market outperformed niche fixed-income sectors such as high-yield and emerging-market debt.

During the period, we introduced new custom blended benchmarks, which better reflect our approach to investing. The component parts of these new supplementary benchmarks are the Russell 3000, MSCI All Country World ex-U.S., Barclays U.S. Aggregate Bond, and Bank of America Merrill Lynch U.S. High Yield Master II Indexes. These new blended benchmarks taper their equity weightings over time to match the portfolios' glide paths. As a familiar point of reference, the S&P 500 Index and the Barclays U.S. Aggregate Bond Index remain the portfolios' primary benchmarks.

What was your thought process behind the development of the portfolios' new supplementary benchmarks?

By design, John Hancock Retirement Living II Portfolios maintain persistently broad exposure to the world's equity and fixed-income markets. The portfolios' holdings in these asset classes are global in nature, a key element of our diversification strategy.

Still, prior to January 1, 2015, the benchmarks against which we measured the portfolios' performance did not fully reflect the breadth of our universe of potential investments; more specifically, the benchmarks included virtually no exposure to international stocks or to bonds outside of the investment-grade markets.

In our view, the new supplementary benchmarks provide greater context for understanding the portfolios' return patterns. In this particular period, for example, the portfolios' non-U.S. assets detracted from performance in absolute terms; however, versus the new supplementary benchmarks, the portfolios were underweight non-U.S. investments, which was actually a contributor to performance in relative terms.

3

Since it's a major component of each portfolio's stock market exposure, can you tell us about Strategic Equity Allocation?

Given its mandate to invest broadly across the global stock markets, the Strategic Equity Allocation holding gives us an important tool to express and fine-tune our asset allocation ideas within each of the portfolios. For some time now, U.S. large-cap equity has been a top-performing asset class, benefiting from favorable earnings growth, stable dividend income, and positive price momentum. Still, in our view, the relative outperformance of U.S. stocks over their international counterparts is unlikely to persist indefinitely. Modifying Strategic Equity Allocation allowed us to implement this idea across the portfolios. Indeed, during the period we began to pare back U.S. large-cap exposure within Strategic Equity Allocation in favor of non-U.S. markets.

What other observations would you like to share with investors?

We'd reiterate our conviction in the importance of maintaining a globally diversified investment portfolio. Despite a period of disappointment for U.S.-based investors holding non-U.S. dollar-denominated assets, we believe broad exposure to markets not just in the United States, but throughout the world, has the potential to deliver investors better risk-adjusted results over time.

Following an extended period of U.S. equity market leadership, stock valuations have become more attractive overseas. In our view, there are a number of regional markets around the globe that offer compelling opportunities for patient investors.

RETIREMENT LIVING THROUGH II 2055 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.93%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.99%, and the Morningstar, Inc., target-date 2051+ fund category average returned 2.56%.1,2

Leading contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, the portfolio's natural resource-related shares declined, detracting from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance, albeit to a much lesser degree.

RETIREMENT LIVING THROUGH II 2050 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.80%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.99%, and the Morningstar, Inc., target-date 2046-2050 fund category average returned 2.42%.1,2

Leading contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, the portfolio's natural resource-related shares declined, detracting from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance, albeit to a much lesser degree.

RETIREMENT LIVING THROUGH II 2045 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.77%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.99%, and the Morningstar, Inc., target-date 2041-2045 fund category average returned 2.45%.1,2

4

Leading contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, the portfolio's natural resource-related shares declined, detracting from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance, albeit to a much lesser degree.

RETIREMENT LIVING THROUGH II 2040 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.89%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.99%, and the Morningstar, Inc., target-date 2036-2040 fund category average returned 2.28%.1,2

Leading contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, the portfolio's natural resource-related shares declined, detracting from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance, albeit to a much lesser degree.

RETIREMENT LIVING THROUGH II 2035 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.68%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.96%, and the Morningstar, Inc., target-date 2031-2035 fund category average returned 2.29%.1,2

Leading contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real

RETIREMENT LIVING II 2055-2010 PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the six months ended 2/28/15

2.93
2.80
2.77
2.89
2.68
2.71
2.64
2.34
2.16
2.19
2055
2050
2045
2040
2035
2030
2025
2020
2015
2010

Total returns for the portfolios assume all distributions are reinvested.

Past performance does not guarantee future results.

5

estate investment trusts. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

RETIREMENT LIVING THROUGH II 2030 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.71%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.88%, and the Morningstar, Inc., target-date 2026-2030 fund category average returned 2.02%.1,2

Leading contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

RETIREMENT LIVING THROUGH II 2025 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.64%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.77%, and the Morningstar, Inc., target-date 2021-2025 fund category average returned 1.95%.1,2

Leading contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

RETIREMENT LIVING THROUGH II 2020 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.34%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.63%, and the Morningstar, Inc., target-date 2016-2020 fund category average returned 1.66%.1,2

Leading contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

Market index total returns

For the six months ended February 28, 2015

U.S. Stocks	S&P 500 Index	6.12%
	Russell Midcap Index	6.39%
	Russell 2000 Index	5.70%
	FTSE NAREIT All Equity REIT Index	9.74%
International Stocks	MSCI EAFE Index	-1.16%
	MSCI Emerging Markets Index	-8.20%
	MSCI EAFE Small Cap Index	-1.33%
Fixed Income	Barclays U.S. Aggregate Bond Index	2.25%
	Bank of America Merrill Lynch U.S. High Yield Master II Index	-0.18%
	JPMorgan Global Government Bonds Unhedged Index	-4.86%

6

RETIREMENT LIVING THROUGH II 2015 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.16%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.50%, and the Morningstar, Inc., target-date 2011-2015 fund category average returned 1.47%.1,2

Leading contributors to performance included dedicated equity sector allocations to healthcare and real estate investment trusts. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

RETIREMENT LIVING THROUGH II 2010 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.19%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.40%, and the Morningstar, Inc., target-date 2000-2010 fund category average returned 1.16%.1,2

Leading contributors to performance included dedicated equity sector allocations to healthcare and real estate investment trusts. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Steven E. Medina, CFA On the portfolio since 2010 Investing since 1994
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

1 The S&P 500 Index is composed of 500 widely held common stocks. The Barclays U.S. Aggregate Bond Index includes U.S. government, corporate, and mortgage-backed securities with maturities up to 30 years. These indexes are the portfolios' primary benchmarks. The custom benchmarks reflect each portfolio's asset allocation under normal conditions. These blended benchmarks adjust over time to match each portfolio's glide path.
2 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
Past performance does not guarantee future results.
The portfolio's performance depends on the advisor's skill in determining the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Hedging and other strategic transactions may increase volatility of a portfolio and could result in a significant loss. Each portfolio's name refers to the approximate retirement year of the investors for whom the portfolio's asset allocation strategy is designed. The portfolios with dates farther off initially allocate more aggressively to stock funds. As a portfolio approaches its target date, the allocation will gradually migrate to more conservative, fixed-income funds. The principal value of each portfolio is not guaranteed and you could lose money at any time, including at, or after, the target date. Please see the portfolio's prospectuses for additional information.
The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

John Hancock Retirement Living through II 2055 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2055 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.5% Russell 3000 Index, 28.5% MSCI AC World ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index.

Index 4 is 95% S&P 500 Index and 5% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated investment companies	63.6%
Large blend	63.6%
Unaffiliated investment companies/ Exchange-Traded Funds	35.2%
Equity	30.4%
Fixed income	4.8%
Other assets and liabilities, net	1.2%

As a percentage of net assets.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Cumulative returns
6 months	2.73	2.82	2.92	2.93	6.12	2.25	2.99	5.94
Since inception	10.02	10.23	10.43	10.44	14.99	5.38	10.49	14.51

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	22.76*	22.61*	22.26*	22.29*
Net (%)	1.16	0.91	0.66	-

*	Expenses have been estimated for the portfolio's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

8

John Hancock Retirement Living through II 2050 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2050 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.5% Russell 3000 Index, 28.5% MSCI AC World ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index.

Index 4 is 95% S&P 500 Index and 5% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated investment companies	63.5%
Large blend	63.5%
Unaffiliated investment companies/ Exchange-Traded Funds	36.3%
Equity	31.3%
Fixed income	5.0%
Other assets and liabilities, net	0.2%

As a percentage of net assets.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	9.38	9.54	9.80	9.69	15.51	5.05	9.92	14.98
Since inception	11.35	11.58	11.81	11.72	16.47	4.96	11.44	15.90
Cumulative returns
6 months	2.69	2.84	2.90	2.80	6.12	2.25	2.99	5.94
Since inception	15.15	15.46	15.78	15.66	22.16	6.56	15.28	21.37

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	24.90*	24.75*	24.40*	24.43*
Net (%)	1.16	0.91	0.66	0.71

*	Expenses have been estimated for the portfolio's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

9

John Hancock Retirement Living through II 2045 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2045 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.5% Russell 3000 Index, 28.5% MSCI AC World ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index.

Index 4 is 95% S&P 500 Index and 5% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated investment companies	63.6%
Large blend	63.6%
Unaffiliated investment companies/ Exchange-Traded Funds	36.4%
Equity	31.4%
Fixed income	5.0%

As a percentage of net assets.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	9.20	9.45	9.71	9.56	15.51	5.05	9.92	14.98
Since inception	11.20	11.52	11.75	11.63	16.47	4.96	11.44	15.90
Cumulative returns
6 months	2.52	2.77	2.82	2.77	6.12	2.25	2.99	5.94
Since inception	14.95	15.38	15.69	15.53	22.16	6.56	15.28	21.37

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	20.20*	20.06*	19.70*	19.74*
Net (%)	1.16	0.91	0.66	0.71

*	Expenses have been estimated for the portfolio's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

10

John Hancock Retirement Living through II 2040 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2040 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 66.5% Russell 3000 Index, 28.5% MSCI AC World ex-US Index, 4% Barclays U.S. Aggregate Bond Index, and 1% Bank of America Merrill Lynch High Yield Master II Index.

Index 4 is 95% S&P 500 Index and 5% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated investment companies	63.6%
Large blend	63.6%
Unaffiliated investment companies/ Exchange-Traded Funds	35.8%
Equity	30.9%
Fixed income	4.9%
Other assets and liabilities, net	0.6%

As a percentage of net assets.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	9.33	9.48	9.84	9.69	15.51	5.05	9.92	14.98
Since inception	11.30	11.53	11.85	11.72	16.47	4.96	11.44	15.90
Cumulative returns
6 months	2.73	2.79	2.94	2.89	6.12	2.25	2.99	5.94
Since inception	15.09	15.40	15.83	15.66	22.16	6.56	15.28	21.37

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	16.29*	16.14*	15.79*	15.82*
Net (%)	1.16	0.91	0.66	0.71

*	Expenses have been estimated for the portfolio's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

11

John Hancock Retirement Living through II 2035 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2035 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 64.4% Russell 3000 Index, 27.6% MSCI AC World ex-US Index, 6.4% Barclays U.S. Aggregate Bond Index, and 1.6% Bank of America Merrill Lynch High Yield Master II Index.

Index 4 is 92% S&P 500 Index and 8% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated investment companies	61.6%
Large blend	61.6%
Unaffiliated investment companies/ Exchange-Traded Funds	38.3%
Equity	30.3%
Fixed income	8.0%
Other assets and liabilities, net	0.1%

As a percentage of net assets.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	9.16	9.42	9.67	9.56	15.51	5.05	9.80	14.77
Since inception	11.15	11.39	11.70	11.61	16.47	4.96	11.32	15.68
Cumulative returns
6 months	2.57	2.63	2.78	2.68	6.12	2.25	2.96	5.86
Since inception	14.88	15.20	15.63	15.50	22.16	6.56	15.11	21.07

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	16.55*	16.41*	16.05*	16.08*
Net (%)	1.18	0.93	0.68	0.73

*	Expenses have been estimated for the portfolio's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

12

John Hancock Retirement Living through II 2030 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2030 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 59.5% Russell 3000 Index, 25.5% MSCI AC World ex-US Index, 12% Barclays U.S. Aggregate Bond Index, and 3% Bank of America Merrill Lynch High Yield Master II Index.

Index 4 is 85% S&P 500 Index and 15% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated investment companies	56.9%
Large blend	56.9%
Unaffiliated investment companies/ Exchange-Traded Funds	42.9%
Equity	27.9%
Fixed income	15.0%
Other assets and liabilities, net	0.2%

As a percentage of net assets.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	8.69	8.95	9.21	9.10	15.51	5.05	9.42	14.03
Since inception	10.63	10.95	11.18	11.09	16.47	4.96	10.87	14.90
Cumulative returns
6 months	2.51	2.66	2.72	2.71	6.12	2.25	2.88	5.61
Since inception	14.18	14.60	14.92	14.80	22.16	6.56	14.50	19.99

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	13.11*	12.96*	12.61*	12.64*
Net (%)	1.19	0.94	0.69	0.75

*	Expenses have been estimated for the portfolio's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

13

John Hancock Retirement Living through II 2025 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2025 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 51.8% Russell 3000 Index, 22.2% MSCI AC World ex-US Index, 20.8% Barclays U.S. Aggregate Bond Index, and 5.2% Bank of America Merrill Lynch High Yield Master II Index.

Index 4 is 74% S&P 500 Index and 26% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated investment companies	49.6%
Large blend	49.6%
Unaffiliated investment companies/ Exchange-Traded Funds	50.2%
Fixed income	25.9%
Equity	24.3%
Other assets and liabilities, net	0.2%

As a percentage of net assets.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	8.06	8.42	8.57	8.63	15.51	5.05	8.91	13.07
Since inception	9.99	10.30	10.53	10.48	16.47	4.96	10.26	13.84
Cumulative returns
6 months	2.39	2.54	2.69	2.64	6.12	2.25	2.77	5.26
Since inception	13.30	13.72	14.04	13.98	22.16	6.56	13.68	18.55

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	11.82*	11.67*	11.32*	11.35*
Net (%)	1.22	0.97	0.72	0.77

*	Expenses have been estimated for the portfolio's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

14

John Hancock Retirement Living through II 2020 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2020 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 43.4% Russell 3000 Index, 18.6% MSCI AC World ex-US Index, 30.4% Barclays U.S. Aggregate Bond Index, and 7.6% Bank of America Merrill Lynch High Yield Master II Index.

Index 4 is 62% S&P 500 Index and 38% Barclays U.S. Aggregate Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated investment companies	41.4%
Large blend	41.4%
Unaffiliated investment companies/ Exchange-Traded Funds	58.5%
Fixed income	38.1%
Equity	20.4%
Other assets and liabilities, net	0.1%

As a percentage of net assets.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	7.25	7.51	7.87	7.71	15.51	5.05	8.25	11.82
Since inception	9.08	9.31	9.62	9.50	16.47	4.96	9.46	12.46
Cumulative returns
6 months	2.18	2.24	2.39	2.34	6.12	2.25	2.63	4.81
Since inception	12.08	12.40	12.82	12.65	22.16	6.56	12.60	16.66

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	16.82*	16.66*	16.31*	16.35*
Net (%)	1.23	0.98	0.73	0.78

*	Expenses have been estimated for the portfolio's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

15

John Hancock Retirement Living through II 2015 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2015 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 36.4% Russell 3000 Index, 15.6% MSCI AC World ex-US Index, 38.4% Barclays U.S. Aggregate Bond Index, and 9.6% Bank of America Merrill Lynch High Yield Master II Index.

Index 4 is 52% S&P 500 Index and 48% Barclays U.S. Aggregate Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated investment companies	34.8%
Large blend	34.8%
Unaffiliated investment companies/ Exchange-Traded Funds	65.1%
Fixed income	48.0%
Equity	17.1%
Other assets and liabilities, net	0.1%

As a percentage of net assets.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	6.47	6.73	6.98	6.93	15.51	5.05	7.65	10.68
Since inception	8.07	8.30	8.61	8.56	16.47	4.96	8.73	11.20
Cumulative returns
6 months	1.91	1.96	2.21	2.16	6.12	2.25	2.50	4.40
Since inception	10.72	11.03	11.44	11.38	22.16	6.56	11.61	14.95

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	20.10*	19.95*	19.61*	19.64*
Net (%)	1.24	0.99	0.74	0.80

*	Expenses have been estimated for the portfolio's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

16

John Hancock Retirement Living through II 2010 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Living through II 2010 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond Index, an unmanaged index of dollar-denominated and non-convertible investment-grade debt issues.

Index 3 is 30.63% Russell 3000 Index, 13.12% MSCI AC World ex-US Index, 45% Barclays U.S. Aggregate Bond Index, and 11.25% Bank of America Merrill Lynch High Yield Master II Index.

Index 4 is 43.75% S&P 500 Index and 56.25% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated investment companies	29.1%
Large blend	29.1%
Unaffiliated investment companies/ Exchange-Traded Funds	70.7%
Fixed income	56.2%
Equity	14.5%
Other assets and liabilities, net	0.2%

As a percentage of net assets.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13	11-7-13
Average annual total returns
1 year	6.20	6.46	6.72	6.67	15.51	5.05	7.16	9.74
Since inception	7.68	7.91	8.14	8.10	16.47	4.96	8.12	10.16
Cumulative returns
6 months	2.03	2.09	2.24	2.19	6.12	2.25	2.40	4.06
Since inception	10.20	10.51	10.82	10.76	22.16	6.56	10.78	13.53

Performance figures assume all distributions are reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R2	Class R4	Class R6	Class 1
Gross (%)	13.68*	13.53*	13.17*	13.20*
Net (%)	1.30	1.05	0.80	0.85

*	Expenses have been estimated for the portfolio's first year of operations.

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

The performance information does not reflect the deduction of taxes that a shareholder would pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors, as described in the portfolio's prospectuses.

17

Your expenses

As a shareholder of a John Hancock Funds II Retirement Living II Portfolios, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2014 through February 28, 2015).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

18

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during period[1] 9-1-2014-2-28-2015	Annualized expense ratio[2]
Retirement Living through II 2055 Portfolio
Class R2	Actual	$1,000.00	$1,027.30	$3.42	0.68%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Class R4	Actual	1,000.00	1,028.20	2.41	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.41	0.48%
Class R6	Actual	1,000.00	1,029.20	1.31	0.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.30	0.26%
Class 1	Actual	1,000.00	1,029.30	1.56	0.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Retirement Living through II 2050 Portfolio
Class R2	Actual	1,000.00	1,026.90	3.42	0.68%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Class R4	Actual	1,000.00	1,028.40	2.41	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.41	0.48%
Class R6	Actual	1,000.00	1,029.00	1.31	0.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.30	0.26%
Class 1	Actual	1,000.00	1,028.00	1.56	0.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Retirement Living through II 2045 Portfolio
Class R2	Actual	1,000.00	1,025.20	3.41	0.68%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Class R4	Actual	1,000.00	1,027.70	2.41	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.41	0.48%
Class R6	Actual	1,000.00	1,028.20	1.31	0.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.30	0.26%
Class 1	Actual	1,000.00	1,027.70	1.56	0.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Retirement Living through II 2040 Portfolio
Class R2	Actual	1,000.00	1,027.30	3.42	0.68%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Class R4	Actual	1,000.00	1,027.90	2.41	0.48%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.41	0.48%
Class R6	Actual	1,000.00	1,029.40	1.31	0.26%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.30	0.26%
Class 1	Actual	1,000.00	1,028.90	1.56	0.31%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.30	1.56	0.31%
Retirement Living through II 2035 Portfolio
Class R2	Actual	1,000.00	1,025.70	3.47	0.69%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%
Class R4	Actual	1,000.00	1,026.30	2.46	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%
Class R6	Actual	1,000.00	1,027.80	1.36	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%
Class 1	Actual	1,000.00	1,026.80	1.61	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%

19

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning account value 9-1-2014	Ending account value 2-28-2015	Expenses paid during period[1] 9-1-2014-2-28-2015	Annualized expense ratio[2]
Retirement Living through II 2030 Portfolio
Class R2	Actual	$1,000.00	$1,025.10	$3.57	0.71%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%
Class R4	Actual	1,000.00	1,026.60	2.56	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.56	0.51%
Class R6	Actual	1,000.00	1,027.20	1.46	0.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%
Class 1	Actual	1,000.00	1,027.10	1.71	0.34%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.10	1.71	0.34%
Retirement Living through II 2025 Portfolio
Class R2	Actual	1,000.00	1,023.90	3.71	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Class R4	Actual	1,000.00	1,025.40	2.71	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%
Class R6	Actual	1,000.00	1,026.90	1.61	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%
Class 1	Actual	1,000.00	1,026.40	1.86	0.37%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.86	0.37%
Retirement Living through II 2020 Portfolio
Class R2	Actual	1,000.00	1,021.80	3.91	0.78%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Class R4	Actual	1,000.00	1,022.40	2.91	0.58%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.90	2.91	0.58%
Class R6	Actual	1,000.00	1,023.90	1.81	0.36%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.81	0.36%
Class 1	Actual	1,000.00	1,023.40	2.06	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.06	0.41%
Retirement Living through II 2015 Portfolio
Class R2	Actual	1,000.00	1,019.10	4.06	0.81%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.06	0.81%
Class R4	Actual	1,000.00	1,019.60	3.05	0.61%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%
Class R6	Actual	1,000.00	1,022.10	1.96	0.39%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%
Class 1	Actual	1,000.00	1,021.60	2.21	0.44%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.21	0.44%
Retirement Living through II 2010 Portfolio
Class R2	Actual	$1,000.00	$1,020.30	$4.21	0.84%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Class R4	Actual	1,000.00	1,020.90	3.21	0.64%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.21	0.64%
Class R6	Actual	1,000.00	1,022.40	2.11	0.42%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.11	0.42%
Class 1	Actual	1,000.00	1,021.90	2.36	0.47%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.36	0.47%

20

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).
2	The portfolio's expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Retirement Living through II 2055	Retirement Living through II 2050	Retirement Living through II 2045	Retirement Living through II 2040	Retirement Living through II 2035	Retirement Living through II 2030	Retirement Living through II 2025	Retirement Living through II 2020	Retirement Living through II 2015	Retirement Living through II 2010
2-28-15	0.08%- 0.75%	0.08%- 0.75%	0.08%- 0.75%	0.08%- 0.75%	0.08%- 0.75%	0.08%- 0.75%	0.08%- 0.75%	0.08%- 0.75%	0.08%- 0.75%	0.08%- 0.75%

21

Portfolios' investments

RETIREMENT LIVING THROUGH II 2055 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.6%
Equity - 63.6%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	177,920	$2,453,524
UNAFFILIATED INVESTMENT COMPANIES - 35.2%
Exchange-traded funds - 35.2%
Financial Select Sector SPDR Fund	3,349	81,548
iShares iBoxx Investment Grade Corporate Bond ETF	119	14,494
iShares JPMorgan USD Emerging Markets Bond ETF	73	8,209
iShares MSCI USA Minimum Volatility ETF	4,848	202,404
iShares TIPS Bond ETF	48	5,479
PowerShares Senior Loan Portfolio	1,259	30,455
SPDR Barclays High Yield Bond ETF	1,371	54,538
Vanguard Consumer Staples ETF	562	72,329
Vanguard Dividend Appreciation ETF	2,050	169,740
Vanguard Energy ETF	286	31,863
Vanguard FTSE Emerging Markets ETF	4,043	168,997
Vanguard Health Care ETF	347	46,366
Vanguard Information Technology ETF	966	105,497
Vanguard Intermediate-Term Bond ETF	139	11,936
Vanguard Intermediate-Term Corporate Bond ETF	388	33,993
Vanguard Materials ETF	94	10,583
Vanguard Mid-Cap ETF	933	119,779
Vanguard MSCI EAFE ETF	1,736	70,308
Vanguard REIT ETF	451	37,600
Vanguard Small-Cap ETF	439	53,022
Vanguard Total Bond Market ETF	334	27,755
Total investments (Cost $3,694,966) - 98.8%		$3,810,419
Other assets and liabilities, net - 1.2%		45,725
TOTAL NET ASSETS - 100.0%		$3,856,144

RETIREMENT LIVING THROUGH II 2050 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.5%
Equity - 63.5%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	397,403	$5,480,192
UNAFFILIATED INVESTMENT COMPANIES - 36.3%
Exchange-traded funds - 36.3%
Financial Select Sector SPDR Fund	7,713	187,811
iShares Barclays TIPS Bond Fund	111	12,670
iShares iBoxx Investment Grade Corporate Bond ETF	276	33,617
iShares JPMorgan USD Emerging Markets Bond ETF	169	19,004
iShares MSCI USA Minimum Volatility ETF	11,071	462,214
PowerShares Senior Loan Portfolio	2,902	70,199
SPDR Barclays Capital High Yield Bond ETF	3,159	125,665
Vanguard Consumer Staples ETF	1,269	163,320
Vanguard Dividend Appreciation ETF	4,677	387,256
Vanguard Energy ETF	735	81,886
Vanguard FTSE Emerging Markets ETF	9,312	389,242
Vanguard Health Care ETF	800	106,896
Vanguard Information Technology ETF	2,223	242,774
Vanguard Intermediate-Term Bond ETF	320	27,478
Vanguard Intermediate-Term Corporate Bond ETF	894	78,323
Vanguard Materials ETF	242	$27,244
Vanguard Mid-Cap ETF	2,149	275,889
Vanguard MSCI EAFE ETF	4,053	164,147
Vanguard REIT ETF	1,039	86,621
Vanguard Small-Cap ETF	1,013	122,350
Vanguard Total Bond Market ETF	771	64,070
Total investments (Cost $8,414,889) - 99.8%		$8,608,868
Other assets and liabilities, net - 0.2%		18,377
TOTAL NET ASSETS - 100.0%		$8,627,245

RETIREMENT LIVING THROUGH II 2045 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.6%
Equity - 63.6%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	725,683	$10,007,174
UNAFFILIATED INVESTMENT COMPANIES - 36.4%
Exchange-traded funds - 36.4%
Financial Select Sector SPDR Fund	14,125	343,945
iShares Barclays TIPS Bond Fund	203	23,170
iShares iBoxx Investment Grade Corporate Bond ETF	505	61,509
iShares JPMorgan USD Emerging Markets Bond ETF	308	34,635
iShares MSCI USA Minimum Volatility ETF	20,151	841,304
PowerShares Senior Loan Portfolio	5,313	128,521
SPDR Barclays Capital High Yield Bond ETF	5,785	230,127
Vanguard Consumer Staples ETF	2,292	294,980
Vanguard Dividend Appreciation ETF	8,505	704,214
Vanguard Energy ETF	1,442	160,653
Vanguard FTSE Emerging Markets ETF	17,053	712,815
Vanguard Health Care ETF	1,465	195,753
Vanguard Information Technology ETF	4,072	444,703
Vanguard Intermediate-Term Bond ETF	586	50,320
Vanguard Intermediate-Term Corporate Bond ETF	1,637	143,418
Vanguard Materials ETF	475	53,476
Vanguard Mid-Cap ETF	3,936	505,304
Vanguard MSCI EAFE ETF	7,325	296,663
Vanguard REIT ETF	1,903	158,653
Vanguard Small-Cap ETF	1,855	224,047
Vanguard Total Bond Market ETF	1,412	117,337
Total investments (Cost $15,352,552) - 100.0%		$15,732,721
Other assets and liabilities, net - 0.0%		1,429
TOTAL NET ASSETS - 100.0%		$15,734,150

22SEE NOTES TO FINANCIAL STATEMENTS

RETIREMENT LIVING THROUGH II 2040 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 63.6%
Equity - 63.6%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	809,071	$11,157,094
UNAFFILIATED INVESTMENT COMPANIES - 35.8%
Exchange-traded funds - 35.8%
Financial Select Sector SPDR Fund	15,503	377,498
iShares Barclays TIPS Bond Fund	222	25,339
iShares iBoxx Investment Grade Corporate Bond ETF	554	67,477
iShares JPMorgan USD Emerging Markets Bond ETF	337	37,896
iShares MSCI USA Minimum Volatility ETF	22,127	923,802
PowerShares Senior Loan Portfolio	5,828	140,979
SPDR Barclays Capital High Yield Bond ETF	6,348	252,523
Vanguard Consumer Staples ETF	2,520	324,324
Vanguard Dividend Appreciation ETF	9,342	773,518
Vanguard Energy ETF	1,571	175,025
Vanguard FTSE Emerging Markets ETF	18,716	782,329
Vanguard Health Care ETF	1,607	214,727
Vanguard Information Technology ETF	4,469	488,059
Vanguard Intermediate-Term Bond ETF	644	55,300
Vanguard Intermediate-Term Corporate Bond ETF	1,796	157,348
Vanguard Materials ETF	517	58,204
Vanguard Mid-Cap ETF	4,320	554,602
Vanguard MSCI EAFE ETF	8,039	325,580
Vanguard REIT ETF	2,089	174,160
Vanguard Small-Cap ETF	2,035	245,787
Vanguard Total Bond Market ETF	1,549	128,722
Total investments (Cost $17,026,795) - 99.4%		$17,440,293
Other assets and liabilities, net - 0.6%		102,421
TOTAL NET ASSETS - 100.0%		$17,542,714

RETIREMENT LIVING THROUGH II 2035 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 61.6%
Equity - 61.6%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	1,248,357	$17,214,840
UNAFFILIATED INVESTMENT COMPANIES - 38.3%
Exchange-traded funds - 38.3%
Financial Select Sector SPDR Fund	25,080	610,700
iShares Barclays TIPS Bond Fund	444	50,678
iShares iBoxx Investment Grade Corporate Bond ETF	1,798	218,996
iShares JPMorgan USD Emerging Markets Bond ETF	674	75,791
iShares MSCI USA Minimum Volatility ETF	33,403	1,394,575
PowerShares Senior Loan Portfolio	11,638	281,523
SPDR Barclays Capital High Yield Bond ETF	12,727	506,280
Vanguard Consumer Staples ETF	3,339	429,729
Vanguard Dividend Appreciation ETF	13,916	1,152,245
Vanguard Energy ETF	2,461	$274,180
Vanguard FTSE Emerging Markets ETF	29,877	1,248,859
Vanguard Health Care ETF	2,483	331,778
Vanguard Information Technology ETF	7,145	780,305
Vanguard Intermediate-Term Bond ETF	2,087	179,211
Vanguard Intermediate-Term Corporate Bond ETF	5,825	510,328
Vanguard Materials ETF	810	91,190
Vanguard Mid-Cap ETF	7,060	906,363
Vanguard MSCI EAFE ETF	14,434	584,577
Vanguard REIT ETF	3,376	281,457
Vanguard Small-Cap ETF	3,268	394,709
Vanguard Total Bond Market ETF	5,024	417,494
Total investments (Cost $27,291,544) - 99.9%		$27,935,808
Other assets and liabilities, net - 0.1%		22,321
TOTAL NET ASSETS - 100.0%		$27,958,129

RETIREMENT LIVING THROUGH II 2030 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 56.9%
Equity - 56.9%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	1,620,070	$22,340,773
UNAFFILIATED INVESTMENT COMPANIES - 42.9%
Exchange-traded funds - 42.9%
Financial Select Sector SPDR Fund	32,998	803,502
iShares Barclays TIPS Bond Fund	1,396	159,339
iShares iBoxx Investment Grade Corporate Bond ETF	4,113	500,963
iShares JPMorgan USD Emerging Markets Bond ETF	2,117	238,057
iShares MSCI USA Minimum Volatility ETF	46,952	1,960,246
PowerShares Senior Loan Portfolio	36,485	882,572
SPDR Barclays Capital High Yield Bond ETF	39,173	1,558,302
Vanguard Consumer Staples ETF	5,275	678,893
Vanguard Dividend Appreciation ETF	19,804	1,639,771
Vanguard Energy ETF	3,137	349,493
Vanguard FTSE Emerging Markets ETF	34,405	1,438,129
Vanguard Health Care ETF	3,170	423,575
Vanguard Information Technology ETF	9,237	1,008,773
Vanguard Intermediate-Term Bond ETF	4,776	410,115
Vanguard Intermediate-Term Corporate Bond ETF	13,327	1,167,578
Vanguard Materials ETF	1,033	116,295
Vanguard Mid-Cap ETF	8,922	1,145,406
Vanguard MSCI EAFE ETF	15,003	607,622
Vanguard REIT ETF	4,693	391,255
Vanguard Small-Cap ETF	3,238	391,086
Vanguard Total Bond Market ETF	11,495	955,235
Total investments (Cost $38,373,271) - 99.8%		$39,166,980
Other assets and liabilities, net - 0.2%		76,694
TOTAL NET ASSETS - 100.0%		$39,243,674

SEE NOTES TO FINANCIAL STATEMENTS23

RETIREMENT LIVING THROUGH II 2025 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 49.6%
Equity - 49.6%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	1,507,886	$20,793,742
UNAFFILIATED INVESTMENT COMPANIES - 50.2%
Exchange-traded funds - 50.2%
Financial Select Sector SPDR Fund	31,918	777,204
iShares Barclays TIPS Bond Fund	2,608	297,677
iShares iBoxx Investment Grade Corporate Bond ETF	7,798	949,796
iShares JPMorgan USD Emerging Markets Bond ETF	3,407	383,117
iShares MSCI USA Minimum Volatility ETF	49,628	2,071,969
PowerShares Senior Loan Portfolio	70,792	1,712,458
SPDR Barclays Capital High Yield Bond ETF	68,552	2,726,999
Vanguard Consumer Staples ETF	4,034	519,176
Vanguard Dividend Appreciation ETF	20,319	1,682,413
Vanguard Energy ETF	3,044	339,132
Vanguard FTSE Emerging Markets ETF	27,661	1,156,230
Vanguard Health Care ETF	2,921	390,304
Vanguard Information Technology ETF	8,687	948,707
Vanguard Intermediate-Term Bond ETF	9,055	777,553
Vanguard Intermediate-Term Corporate Bond ETF	25,267	2,213,642
Vanguard Materials ETF	1,003	112,918
Vanguard Mid-Cap ETF	7,788	999,823
Vanguard MSCI EAFE ETF	11,746	475,713
Vanguard REIT ETF	5,173	431,273
Vanguard Small-Cap ETF	2,343	282,988
Vanguard Total Bond Market ETF	21,794	1,811,081
Total investments (Cost $40,993,937) - 99.8%		$41,853,915
Other assets and liabilities, net - 0.2%		100,463
TOTAL NET ASSETS - 100.0%		$41,954,378

RETIREMENT LIVING THROUGH II 2020 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 41.4%
Equity - 41.4%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	969,452	$13,368,745
UNAFFILIATED INVESTMENT COMPANIES - 58.5%
Exchange-traded funds - 58.5%
Financial Select Sector SPDR Fund	22,296	542,909
iShares Barclays TIPS Bond Fund	2,867	327,239
iShares iBoxx Investment Grade Corporate Bond ETF	9,150	1,114,470
iShares JPMorgan USD Emerging Markets Bond ETF	3,006	338,025
iShares MSCI USA Minimum Volatility ETF	32,343	1,350,320
PowerShares Senior Loan Portfolio	77,284	1,869,500
SPDR Barclays Capital High Yield Bond ETF	74,955	2,981,710
Vanguard Consumer Staples ETF	2,107	271,171
Vanguard Dividend Appreciation ETF	13,044	1,080,043
Vanguard Energy ETF	2,315	$257,914
Vanguard FTSE Emerging Markets ETF	15,109	631,556
Vanguard Health Care ETF	1,894	253,076
Vanguard Information Technology ETF	5,815	635,056
Vanguard Intermediate-Term Bond ETF	10,625	912,369
Vanguard Intermediate-Term Corporate Bond ETF	29,646	2,597,286
Vanguard Materials ETF	762	85,786
Vanguard Mid-Cap ETF	4,524	580,791
Vanguard MSCI EAFE ETF	8,224	333,072
Vanguard REIT ETF	4,536	378,166
Vanguard Small-Cap ETF	1,550	187,209
Vanguard Total Bond Market ETF	25,572	2,125,033
Total investments (Cost $31,607,466) - 99.9%		$32,221,446
Other assets and liabilities, net - 0.1%		19,598
TOTAL NET ASSETS - 100.0%		$32,241,044

RETIREMENT LIVING THROUGH II 2015 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 34.8%
Equity - 34.8%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	335,817	$4,630,911
UNAFFILIATED INVESTMENT COMPANIES - 65.1%
Exchange-Traded Funds - 65.1%
Financial Select Sector SPDR Fund	4,812	117,172
iShares iBoxx Investment Grade Corporate Bond ETF	5,020	611,436
iShares JPMorgan USD Emerging Markets Bond ETF	1,473	165,639
iShares MSCI USA Minimum Volatility ETF	12,997	542,625
iShares TIPS Bond ETF	1,377	157,171
PowerShares Senior Loan Portfolio	39,555	956,835
SPDR Barclays Capital High Yield Bond ETF	35,498	1,412,110
Vanguard Consumer Staples ETF	846	108,880
Vanguard Dividend Appreciation ETF	5,240	433,872
Vanguard Energy ETF	908	101,160
Vanguard FTSE Emerging Markets ETF	4,657	194,663
Vanguard Health Care ETF	731	97,676
Vanguard Information Technology ETF	1,431	156,280
Vanguard Intermediate-Term Bond ETF	5,829	500,536
Vanguard Intermediate-Term Corporate Bond ETF	16,265	1,424,977
Vanguard Materials ETF	299	33,661
Vanguard Mid-Cap ETF	1,456	186,921
Vanguard MSCI EAFE ETF	2,569	104,045
Vanguard REIT ETF	1,789	149,149
Vanguard Small-Cap ETF	455	54,955
Vanguard Total Bond Market ETF	14,030	1,165,893
Total investments (Cost $13,137,761) - 99.9%		$13,306,567
Other assets and liabilities, net - 0.1%		16,499
TOTAL NET ASSETS - 100.0%		$13,323,066

24SEE NOTES TO FINANCIAL STATEMENTS

RETIREMENT LIVING THROUGH II 2010 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 29.1%
Equity - 29.1%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	182,191	$2,512,410
UNAFFILIATED INVESTMENT COMPANIES - 70.7%
Exchange-Traded Funds - 70.7%
Financial Select Sector SPDR Fund	784	19,091
iShares iBoxx Investment Grade Corporate Bond ETF	3,899	474,898
iShares JPMorgan USD Emerging Markets Bond ETF	1,099	123,583
iShares MSCI USA Minimum Volatility ETF	8,957	373,955
iShares TIPS Bond ETF	980	111,857
PowerShares Senior Loan Portfolio	30,603	740,287
SPDR Barclays Capital High Yield Bond ETF	24,904	990,681
Vanguard Consumer Staples ETF	585	75,290
Vanguard Dividend Appreciation ETF	3,619	299,653
Vanguard Energy ETF	500	55,705
Vanguard FTSE Emerging Markets ETF	2,293	95,847
Vanguard Health Care ETF	120	16,034
Vanguard Information Technology ETF	234	25,555
Vanguard Intermediate-Term Bond ETF	4,527	388,733
Vanguard Intermediate-Term Corporate Bond ETF	12,631	1,106,602
Vanguard Materials ETF	169	19,026
Vanguard Mid-Cap ETF	766	98,339
Vanguard MSCI EAFE ETF	1,391	56,336
Vanguard REIT ETF	1,077	89,789
Vanguard Small-Cap ETF	194	23,431
Vanguard Total Bond Market ETF	10,895	905,375
Total investments (Cost $8,450,148) - 99.8%		$8,602,477
Other assets and liabilities, net - 0.2%		13,600
TOTAL NET ASSETS - 100.0%		$8,616,077

Percentages are based upon net assets.

Key to Security Abbreviations and Legend
EAFE	Europe, Australasia, and Far East
ETF	Exchange Traded Fund
FTSE	Financial Times and the London Stock Exchange
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
TIPS	Treasury Inflation Protected Security
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

SEE NOTES TO FINANCIAL STATEMENTS25

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

	Retirement Living through II 2055 Portfolio	Retirement Living through II 2050 Portfolio	Retirement Living through II 2045 Portfolio	Retirement Living through II 2040 Portfolio	Retirement Living through II 2035 Portfolio
Assets
Investments in unaffiliated issuers, at value	$1,356,895	$3,128,676	$5,725,547	$6,283,199	$10,720,968
Investments in affiliated underlying funds, at value	2,453,524	5,480,192	10,007,174	11,157,094	17,214,840
Total investments, at value	3,810,419	8,608,868	15,732,721	17,440,293	27,935,808
Cash	99,809	18,281	146,797	183,497	238,680
Receivable for investments sold	—	14,163	5,662	42	21,100
Receivable for fund shares sold	122,978	17,471	—	255,843	20,653
Receivable due from advisor	2,212	2,008	2,395	2,602	2,903
Other assets	37,358	22,445	22,462	22,463	22,484
Total assets	4,072,776	8,683,236	15,910,037	17,904,740	28,241,628
Liabilities
Due to custodian	—	—	—	—	—
Payable for investments purchased	114,547	30,188	132,262	337,016	258,047
Payable for fund shares repurchased	—	—	17,832	—	—
Payable to affiliates
Accounting and legal services fees	—	131	236	252	406
Other liabilities and accrued expenses	102,085	25,672	25,557	24,758	25,046
Total liabilities	216,632	55,991	175,887	362,026	283,499
Net assets	$3,856,144	$8,627,245	$15,734,150	$17,542,714	$27,958,129
Net assets consist of
Paid-in capital	$3,727,989	$8,359,029	$15,249,025	$17,019,425	$27,169,167
Distributions in excess of net investment income	(2,164)	(3,777)	(5,667)	(5,326)	(6,437)
Accumulated undistributed net realized gain (loss) on investments	14,866	78,014	110,623	115,117	151,135
Net unrealized appreciation (depreciation) on investments	115,453	193,979	380,169	413,498	644,264
Net assets	$3,856,144	$8,627,245	$15,734,150	$17,542,714	$27,958,129
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,309,372	$3,037,958	$5,553,350	$6,092,310	$10,422,967
Investments in affiliated underlying funds, at cost	$2,385,594	$5,376,931	$9,799,202	$10,934,485	$16,868,577
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R2
Net assets	$108,565	$109,456	$109,330	$109,396	$109,212
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$10.86	$10.95	$10.93	$10.94	$10.92
Class R4
Net assets	$108,588	$109,486	$109,361	$109,426	$109,242
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$10.86	$10.95	$10.94	$10.94	$10.92
Class R6
Net assets	$108,623	$109,522	$109,397	$109,463	$109,279
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$10.86	$10.95	$10.94	$10.95	$10.93
Class 1
Net assets	$3,530,368	$8,298,781	$15,406,062	$17,214,429	$27,630,396
Shares outstanding	324,911	757,539	1,408,971	1,573,360	2,527,047
Net asset value, offering price and redemption price per share	$10.87	$10.95	$10.93	$10.94	$10.93

26SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

Continued

	Retirement Living through II 2030 Portfolio	Retirement Living through II 2025 Portfolio	Retirement Living through II 2020 Portfolio	Retirement Living through II 2015 Portfolio	Retirement Living through II 2010 Portfolio
Assets
Investments in unaffiliated issuers, at value	$16,826,207	$21,060,173	$18,852,701	$8,675,656	$6,090,067
Investments in affiliated underlying funds, at value	22,340,773	20,793,742	13,368,745	4,630,911	2,512,410
Total investments, at value	39,166,980	41,853,915	32,221,446	13,306,567	8,602,477
Cash	546,581	1,069,790	1,630,172	1,109,432	—
Receivable for investments sold	4,950	—	—	—	207,898
Receivable for fund shares sold	186,653	218,956	13,186	7,248	5,007
Receivable due from advisor	3,197	3,259	3,032	2,494	2,456
Other assets	22,519	22,523	22,502	22,456	22,451
Total assets	39,930,880	43,168,443	33,890,338	14,448,197	8,840,289
Liabilities
Due to custodian	—	—	—	—	88,861
Payable for investments purchased	661,269	1,188,061	1,623,633	1,100,307	110,884
Payable for fund shares repurchased	—	—	—	—	—
Payable to affiliates
Accounting and legal services fees	582	623	477	182	158
Other liabilities and accrued expenses	25,355	25,381	25,184	24,642	24,309
Total liabilities	687,206	1,214,065	1,649,294	1,125,131	224,212
Net assets	$39,243,674	$41,954,378	$32,241,044	$13,323,066	$8,616,077
Net assets consist of
Paid-in capital	$38,246,805	$40,914,730	$31,508,464	$13,110,099	$8,455,895
Distributions in excess of net investment income	(2,272)	9,031	15,499	8,215	6,027
Accumulated undistributed net realized gain (loss) on investments	205,432	170,639	103,101	35,946	1,826
Net unrealized appreciation (depreciation) on investments	793,709	859,978	613,980	168,806	152,329
Net assets	$39,243,674	$41,954,378	$32,241,044	$13,323,066	$8,616,077
Investments in unaffiliated issuers, including repurchase agreements, at cost	$16,420,320	$20,642,665	$18,537,215	$8,574,431	$5,993,672
Investments in affiliated underlying funds, at cost	$21,952,951	$20,351,272	$13,070,251	$4,563,330	$2,456,476
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R2
Net assets	$108,743	$108,122	$107,204	$106,114	$105,551
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$10.87	$10.81	$10.72	$10.61	$10.56
Class R4
Net assets	$108,772	$108,149	$107,230	$106,139	$105,575
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$10.88	$10.81	$10.72	$10.61	$10.56
Class R6
Net assets	$108,807	$108,184	$107,262	$106,170	$105,605
Shares outstanding	10,000	10,000	10,000	10,000	10,000
Net asset value, offering price and redemption price per share	$10.88	$10.82	$10.73	$10.62	$10.56
Class 1
Net assets	$38,917,352	$41,629,923	$31,919,348	$13,004,643	$8,299,346
Shares outstanding	3,576,321	3,848,328	2,976,475	1,225,100	786,242
Net asset value, offering price and redemption price per share	$10.88	$10.82	$10.72	$10.62	$10.56

SEE NOTES TO FINANCIAL STATEMENTS27

STATEMENTS OF OPERATIONS For the six months ended 2-28-15 (unaudited)

	Retirement Living through II 2055 Portfolio	Retirement Living through II 2050 Portfolio	Retirement Living through II 2045 Portfolio	Retirement Living through II 2040 Portfolio	Retirement Living through II 2035 Portfolio
Investment income
Income distributions received from affiliated underlying funds	$18,876	$47,544	$93,505	$101,656	$162,304
Dividends	6,644	16,933	32,564	36,939	61,176
Total investment income	25,520	64,477	126,069	138,595	223,480
Expenses
Investment management fees	1,691	4,142	7,781	8,732	14,388
Distribution and service fees	581	1,165	2,025	2,254	3,482
Transfer agent fees	25	25	25	25	25
Accounting and legal services fees	90	224	422	475	759
State registration fees	26,180	25,713	25,713	25,713	25,713
Professional fees	16,914	16,955	16,984	17,012	17,042
Printing and postage	145	145	145	145	145
Custodian fees	5,250	5,250	5,250	5,250	5,250
Trustees' fees	5	11	20	27	34
Registration and filing fees	29,270	6,776	7,167	6,874	7,167
Other	2,005	2,402	2,400	2,402	2,402
Total expenses before reductions	82,156	62,808	67,932	68,909	76,407
Less expense reductions	(79,410)	(56,443)	(56,209)	(55,776)	(55,163)
Net expenses	2,746	6,365	11,723	13,133	21,244
Net investment income (loss)	22,774	58,112	114,346	125,462	202,236
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(4,100)	2,113	(11,721)	(14,790)	(33,355)
Investments in affiliated underlying funds	(6,199)	12,767	(1,470)	(5,105)	(31,238)
Capital gain distributions received from unaffiliated issuers	65	168	330	361	802
Capital gain distributions received from affiliated underlying funds	27,833	70,103	137,872	149,892	239,318
-	17,599	85,151	125,011	130,358	175,527
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	36,472	71,898	150,090	162,311	270,602
Investments in affiliated underlying funds	48,378	74,365	175,474	180,289	310,989
-	84,850	146,263	325,564	342,600	581,591
Net realized and unrealized gain (loss)	102,449	231,414	450,575	472,958	757,118
Increase (decrease) in net assets from operations	$125,223	$289,526	$564,921	$598,420	$959,354

28SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-15 (unaudited)

Continued

	Retirement Living through II 2030 Portfolio	Retirement Living through II 2025 Portfolio	Retirement Living through II 2020 Portfolio	Retirement Living through II 2015 Portfolio	Retirement Living through II 2010 Portfolio
Investment income
Income distributions received from affiliated underlying funds	$241,896	$227,644	$146,622	$49,041	$41,930
Dividends	109,089	144,928	121,508	61,300	70,918
Total investment income	350,985	372,572	268,130	110,341	112,848
Expenses
Investment management fees	22,196	27,780	22,140	10,648	11,276
Distribution and service fees	4,823	5,334	3,789	1,759	1,723
Transfer agent fees	25	25	24	24	24
Accounting and legal services fees	1,065	1,183	824	363	355
State registration fees	25,713	25,713	25,713	25,713	25,713
Professional fees	17,072	17,120	17,023	16,969	17,046
Printing and postage	145	145	145	145	145
Custodian fees	5,250	5,250	5,250	5,250	5,250
Trustees' fees	47	57	34	21	29
Registration and filing fees	7,474	7,513	7,317	6,769	6,701
Other	2,405	2,399	2,404	2,413	2,235
Total expenses before reductions	86,215	92,519	84,663	70,074	70,497
Less expense reductions	(54,479)	(54,181)	(55,051)	(56,002)	(55,801)
Net expenses	31,736	38,338	29,612	14,072	14,696
Net investment income (loss)	319,249	334,234	238,518	96,269	98,152
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(55,013)	(41,226)	(30,766)	(9,384)	(30,169)
Investments in affiliated underlying funds	(62,129)	(93,418)	(63,977)	(19,562)	(29,359)
Capital gain distributions received from unaffiliated issuers	2,496	4,933	6,385	3,613	4,506
Capital gain distributions received from affiliated underlying funds	356,675	335,660	216,194	72,311	61,826
-	242,029	205,949	127,836	46,978	6,804
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	374,238	380,692	289,174	83,643	72,166
Investments in affiliated underlying funds	348,032	392,922	263,552	50,003	26,981
-	722,270	773,614	552,726	133,646	99,147
Net realized and unrealized gain (loss)	964,299	979,563	680,562	180,624	105,951
Increase (decrease) in net assets from operations	$1,283,548	$1,313,797	$919,080	$276,893	$204,103

SEE NOTES TO FINANCIAL STATEMENTS 29

STATEMENTS OF CHANGES IN NET ASSETS

	Retirement Living through II 2055 Portfolio		Retirement Living through II 2050 Portfolio		Retirement Living through II 2045 Portfolio
	Six months ended 2-28-15	Period ended 8-31-14[1]	Six months ended 2-28-15	Period ended 8-31-14[2]	Six months ended 2-28-15	Period ended 8-31-14[2]
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$22,774	$98	$58,112	$5,206	$114,346	$5,079
Net realized gain (loss)	17,599	90	85,151	4,413	125,011	4,359
Change in net unrealized appreciation (depreciation)	84,850	30,603	146,263	47,716	325,564	54,605
Increase (decrease) in net assets resulting from operations	125,223	30,791	289,526	57,335	564,921	64,043
Distributions to shareholders
From net investment income
Class R2	(1,223)	—	(1,106)	(2,146)	(1,112)	(2,196)
Class R4	(1,424)	—	(1,366)	(2,168)	(1,372)	(2,219)
Class R6	(1,626)	—	(1,626)	(2,191)	(1,632)	(2,242)
Class 1	(20,905)	—	(57,791)	(2,186)	(115,897)	(2,228)
From net realized gain
Class R2	(170)	—	(173)	(272)	(183)	(272)
Class R4	(170)	—	(173)	(272)	(183)	(272)
Class R6	(170)	—	(173)	(272)	(183)	(272)
Class 1	(2,313)	—	(6,595)	(272)	(13,442)	(272)
From tax return of capital
Class R2	—	—	—	(1,511)	—	(1,461)
Class R4	—	—	—	(1,527)	—	(1,476)
Class R6	—	—	—	(1,543)	—	(1,492)
Class 1	—	—	—	(1,540)	—	(1,488)
Total distributions	(28,001)	—	(69,003)	(15,900)	(134,004)	(15,890)
Total from portfolio share transactions	3,260,407	467,724	7,334,938	1,030,349	13,553,663	1,701,417
Total increase (decrease)	3,357,629	498,515	7,555,461	1,071,784	13,984,580	1,749,570
Net assets
Beginning of period	498,515	—	1,071,784	—	1,749,570	—
End of period	$3,856,144	$498,515	$8,627,245	$1,071,784	$15,734,150	$1,749,570
Undistributed net investment income (loss)	($2,164)	$240	($3,777)	—	($5,667)	—

1	Period from 3-26-14 (commencement of operations) to 8-31-14.
2	Period from 11-7-13 (commencement of operations) to 8-31-14.

30SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Retirement Living through II 2040 Portfolio		Retirement Living through II 2035 Portfolio		Retirement Living through II 2030 Portfolio
	Six months ended 2-28-15	Period ended 8-31-14[1]	Six months ended 2-28-15	Period ended 8-31-14[1]	Six months ended 2-28-15	Period ended 8-31-14[1]
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$125,462	$5,375	$202,236	$5,184	$319,249	$6,533
Net realized gain (loss)	130,358	4,396	175,527	4,439	242,029	4,085
Change in net unrealized appreciation (depreciation)	342,600	70,898	581,591	62,673	722,270	71,439
Increase (decrease) in net assets resulting from operations	598,420	80,669	959,354	72,296	1,283,548	82,057
Distributions to shareholders
From net investment income
Class R2	(1,135)	(2,184)	(1,165)	(2,159)	(1,102)	(2,435)
Class R4	(1,395)	(2,206)	(1,425)	(2,182)	(1,362)	(2,461)
Class R6	(1,655)	(2,230)	(1,685)	(2,206)	(1,621)	(2,488)
Class 1	(126,603)	(2,225)	(204,398)	(2,200)	(317,436)	(2,483)
From net realized gain
Class R2	(186)	(272)	(184)	(267)	(172)	(248)
Class R4	(186)	(272)	(184)	(267)	(172)	(248)
Class R6	(186)	(272)	(184)	(267)	(172)	(248)
Class 1	(14,660)	(272)	(23,786)	(267)	(35,978)	(248)
From tax return of capital
Class R2	—	(1,473)	—	(1,478)	—	(1,121)
Class R4	—	(1,489)	—	(1,493)	—	(1,133)
Class R6	—	(1,504)	—	(1,508)	—	(1,145)
Class 1	—	(1,501)	—	(1,506)	—	(1,142)
Total distributions	(146,006)	(15,900)	(233,011)	(15,800)	(358,015)	(15,400)
Total from portfolio share transactions	14,709,626	2,315,905	24,389,124	2,786,166	34,332,795	3,918,689
Total increase (decrease)	15,162,040	2,380,674	25,115,467	2,842,662	35,258,328	3,985,346
Net assets
Beginning of period	2,380,674	—	2,842,662	—	3,985,346	—
End of period	$17,542,714	$2,380,674	$27,958,129	$2,842,662	$39,243,674	$3,985,346
Undistributed net investment income (loss)	($5,326)	—	($6,437)	—	($2,272)	—

1	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS31

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Retirement Living through II 2025 Portfolio		Retirement Living through II 2020 Portfolio
	Six months ended 2-28-15	Period ended 8-31-14[1]	Six months ended 2-28-15	Period ended 8-31-14[1]
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$334,234	$9,184	$238,518	$9,476
Net realized gain (loss)	205,949	3,508	127,836	2,117
Change in net unrealized appreciation (depreciation)	773,614	86,364	552,726	61,254
Increase (decrease) in net assets resulting from operations	1,313,797	99,056	919,080	72,847
Distributions to shareholders
From net investment income
Class R2	(971)	(3,479)	(856)	(3,359
Class R4	(1,230)	(3,517)	(1,114)	(3,397
Class R6	(1,488)	(3,556)	(1,371)	(3,436
Class 1	(321,514)	(3,548)	(219,678)	(3,428
From net realized gain
Class R2	(153)	(225)	(136)	(195
Class R4	(153)	(225)	(136)	(195
Class R6	(154)	(225)	(136)	(195
Class 1	(34,338)	(225)	(22,585)	(195
From tax return of capital
Class R2	—	—	—	—
Class R4	—	—	—	—
Class R6	—	—	—	—
Class 1	—	—	—	—
Total distributions	(360,001)	(15,000)	(246,012)	(14,400
Total from portfolio share transactions	36,251,193	4,665,333	29,102,953	2,406,576
Total increase (decrease)	37,204,989	4,749,389	29,776,021	2,465,023
Net assets
Beginning of period	4,749,389	—	2,465,023	—
End of period	$41,954,378	$4,749,389	$32,241,044	$2,465,023
Undistributed net investment income (loss)	$9,031	—	$15,499	—

1	Period from 11-7-13 (commencement of operations) to 8-31-14.

32SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Retirement Living through II 2015 Portfolio		Retirement Living through II 2010 Portfolio
	Six months ended 2-28-15	Period ended 8-31-14[1]	Six months ended 2-28-15	Period ended 8-31-14[1]
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$96,269	$8,547	$98,152	$13,506
Net realized gain (loss)	46,978	70	6,804	2,661
Change in net unrealized appreciation (depreciation)	133,646	35,160	99,147	53,182
Increase (decrease) in net assets resulting from operations	276,893	43,777	204,103	69,349
Distributions to shareholders
From net investment income
Class R2	(775)	(2,753)	(902)	(3,159)
Class R4	(1,031)	(2,785)	(1,157)	(3,197)
Class R6	(1,287)	(2,818)	(1,413)	(3,234)
Class 1	(84,961)	(2,811)	(89,477)	(3,227)
From net realized gain
Class R2	(111)	(167)	(103)	(146)
Class R4	(111)	(167)	(103)	(146)
Class R6	(111)	(167)	(103)	(146)
Class 1	(7,619)	(167)	(6,748)	(146)
From tax return of capital
Class R2	—	(509)	—	—
Class R4	—	(515)	—	—
Class R6	—	(521)	—	—
Class 1	—	(520)	—	—
Total distributions	(96,006)	(13,900)	(100,006)	(13,401)
Total from portfolio share transactions	11,152,151	1,960,151	4,887,405	3,568,627
Total increase (decrease)	11,333,038	1,990,028	4,991,502	3,624,575
Net assets
Beginning of period	1,990,028	—	3,624,575	—
End of period	$13,323,066	$1,990,028	$8,616,077	$3,624,575
Undistributed net investment income (loss)	$8,215	—	$6,027	$824

1	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS33

Financial highlights

Retirement Living through II 2055 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)[1,2]		Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-28-2015[5]	10.71	0.14		0.15	0.29	(0.12)	(0.02)	—	(0.14)	10.86	2.73	[6]	23.26	[7]	0.68	[7]	2.71	[7]	109	12
08-31-2014[8]	10.00	(0.01)		0.72	0.71	—	—	—	—	10.71	7.10	[6]	50.10	[7]	0.77	[7]		(0.26)[7]	107	6
CLASS R4
02-28-2015[5]	10.72	0.15		0.15	0.30	(0.14)	(0.02)	—	(0.16)	10.86	2.82	[6]	23.21	[7]	0.48	[7]	2.91	[7]	109	12
08-31-2014[8]	10.00	—	[9]	0.72	0.72	—	—	—	—	10.72	7.20	[6]	50.18	[7]	0.52	[7]		(0.01)[7]	107	6
Class R6
02-28-2015[5]	10.73	0.16		0.15	0.31	(0.16)	(0.02)	—	(0.18)	10.86	2.92	[6]	23.97	[7]	0.26	[7]	3.14	[7]	109	12
08-31-2014[8]	10.00	0.01		0.72	0.73	—	—	—	—	10.73	7.30	[6]	51.42	[7]	0.27	[7]	0.23	[7]	107	6
CLASS 1
02-28-2015[5]	10.73	0.15		0.16	0.31	(0.15)	(0.02)	—	(0.17)	10.87	2.93	[6]	7.10	[7]	0.31	[7]	2.85	[7]	3,530	12
08-31-2014[8]	10.00	0.01		0.72	0.73	—	—	—	—	10.73	7.30	[6]	33.10	[7]	0.32	[7]	0.19	[7]	177	6

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% - 0.75% and 0.08% - 0.65% for the periods ended 2-28-15 and 8-31-14, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 3-26-14 (commencement of operations) to 8-31-14.
9	Less than $0.005 per share.

Retirement Living through II 2050 Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-28-2015[5]	10.79	0.14	0.15	0.29	(0.11)	(0.02)	—	(0.13)	10.95	2.69	[6]	14.47	[7]	0.68	[7]	2.73	[7]	109	12
08-31-2014[8]	10.00	0.10	1.08	1.18	(0.21)	(0.03)	(0.15)	(0.39)	10.79	12.13	[6]	31.13	[7]	0.77	[7]	1.24	[7]	108	4
CLASS R4
02-28-2015[5]	10.80	0.15	0.15	0.30	(0.13)	(0.02)	—	(0.15)	10.95	2.84	[6]	14.48	[7]	0.48	[7]	2.93	[7]	109	12
08-31-2014[8]	10.00	0.12	1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27	[6]	31.17	[7]	0.52	[7]	1.48	[7]	108	4
Class R6
02-28-2015[5]	10.82	0.17	0.14	0.31	(0.16)	(0.02)	—	(0.18)	10.95	2.90	[6]	14.37	[7]	0.26	[7]	3.16	[7]	110	12
08-31-2014[8]	10.00	0.14	1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52	[6]	31.10	[7]	0.27	[7]	1.73	[7]	108	4
CLASS 1
02-28-2015[5]	10.82	0.16	0.14	0.30	(0.15)	(0.02)	—	(0.17)	10.95	2.80	[6]	2.22	[7]	0.31	[7]	2.97	[7]	8,299	12
08-31-2014[8]	10.00	0.07	1.15	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.51	[6]	15.06	[7]	0.32	[7]	0.79	[7]	748	4

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% - 0.75% and 0.08% - 0.65% for the periods ended 2-28-15 and 8-31-14, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

34SEE NOTES TO FINANCIAL STATEMENTS

Retirement Living through II 2045 Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-28-2015[5]	10.79	0.14	0.13	0.27	(0.11)	(0.02)	—	(0.13)	10.93	2.52	[6]	13.14	[7]	0.68	[7]	2.71	[7]	109	18
08-31-2014[8]	10.00	0.10	1.08	1.18	(0.21)	(0.03)	(0.15)	(0.39)	10.79	12.13	[6]	28.21	[7]	0.77	[7]	1.24	[7]	108	10
CLASS R4
02-28-2015[5]	10.80	0.15	0.15	0.30	(0.14)	(0.02)	—	(0.16)	10.94	2.77	[6]	13.15	[7]	0.48	[7]	2.92	[7]	109	18
08-31-2014[8]	10.00	0.12	1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27	[6]	28.26	[7]	0.52	[7]	1.49	[7]	108	10
Class R6
02-28-2015[5]	10.82	0.17	0.13	0.30	(0.16)	(0.02)	—	(0.18)	10.94	2.82	[6]	13.03	[7]	0.26	[7]	3.14	[7]	109	18
08-31-2014[8]	10.00	0.14	1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52	[6]	28.18	[7]	0.27	[7]	1.73	[7]	108	10
CLASS 1
02-28-2015[5]	10.81	0.16	0.14	0.30	(0.16)	(0.02)	—	(0.18)	10.93	2.77	[6]	1.34	[7]	0.31	[7]	3.11	[7]	15,406	18
08-31-2014[8]	10.00	0.04	1.17	1.21	(0.22)	(0.03)	(0.15)	(0.40)	10.81	12.41	[6]	12.15	[7]	0.32	[7]	0.46	[7]	1,425	10

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% - 0.75% and 0.08% - 0.65% for the periods ended 2-28-15 and 8-31-14, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

Retirement Living through II 2040 Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-28-2015[5]	10.78	0.14	0.15	0.29	(0.11)	(0.02)	—	(0.13)	10.94	2.73	[6]	12.88	[7]	0.68	[7]	2.73	[7]	109	15
08-31-2014[8]	10.00	0.10	1.07	1.17	(0.21)	(0.03)	(0.15)	(0.39)	10.78	12.02	[6]	25.72	[7]	0.77	[7]	1.24	[7]	108	3
CLASS R4
02-28-2015[5]	10.80	0.15	0.15	0.30	(0.14)	(0.02)	—	(0.16)	10.94	2.79	[6]	12.89	[7]	0.48	[7]	2.93	[7]	109	15
08-31-2014[8]	10.00	0.12	1.08	1.20	(0.22)	(0.03)	(0.15)	(0.40)	10.80	12.27	[6]	25.76	[7]	0.52	[7]	1.48	[7]	108	3
Class R6
02-28-2015[5]	10.82	0.17	0.14	0.31	(0.16)	(0.02)	—	(0.18)	10.95	2.94	[6]	12.77	[7]	0.26	[7]	3.16	[7]	109	15
08-31-2014[8]	10.00	0.14	1.08	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.52	[6]	25.69	[7]	0.27	[7]	1.73	[7]	108	3
CLASS 1
02-28-2015[5]	10.81	0.16	0.15	0.31	(0.16)	(0.02)	—	(0.18)	10.94	2.89	[6]	1.22	[7]	0.31	[7]	3.03	[7]	17,214	15
08-31-2014[8]	10.00	0.03	1.18	1.21	(0.22)	(0.03)	(0.15)	(0.40)	10.81	12.41	[6]	9.65	[7]	0.32	[7]	0.38	[7]	2,057	3

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% - 0.75% and 0.08% - 0.65% for the periods ended 2-28-15 and 8-31-14, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS35

Financial Highlights continued

Retirement Living through II 2035 Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-28-2015[5]	10.78	0.14	0.14	0.28	(0.12)	(0.02)	—	(0.14)	10.92	2.57	[6]	12.48	[7]	0.69	[7]	2.71	[7]	109	17
08-31-2014[8]	10.00	0.11	1.06	1.17	(0.21)	(0.03)	(0.15)	(0.39)	10.78	12.00	[6]	25.87	[7]	0.77	[7]	1.27	[7]	108	6
CLASS R4
02-28-2015[5]	10.80	0.15	0.13	0.28	(0.14)	(0.02)	—	(0.16)	10.92	2.63	[6]	12.49	[7]	0.49	[7]	2.92	[7]	109	17
08-31-2014[8]	10.00	0.13	1.06	1.19	(0.21)	(0.03)	(0.15)	(0.39)	10.80	12.25	[6]	25.92	[7]	0.52	[7]	1.52	[7]	108	6
Class R6
02-28-2015[5]	10.82	0.17	0.13	0.30	(0.17)	(0.02)	—	(0.19)	10.93	2.78	[6]	12.38	[7]	0.27	[7]	3.14	[7]	109	17
08-31-2014[8]	10.00	0.15	1.07	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.50	[6]	25.84	[7]	0.27	[7]	1.76	[7]	108	6
CLASS 1
02-28-2015[5]	10.82	0.16	0.13	0.29	(0.16)	(0.02)	—	(0.18)	10.93	2.68	[6]	0.88	[7]	0.32	[7]	3.07	[7]	27,630	17
08-31-2014[8]	10.00	0.03	1.19	1.22	(0.22)	(0.03)	(0.15)	(0.40)	10.82	12.49	[6]	9.80	[7]	0.32	[7]	0.33	[7]	2,519	6

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% - 0.75% and 0.08% - 0.65% for the periods ended 2-28-15 and 8-31-14, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

Retirement Living through II 2030 Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-28-2015[5]	10.73	0.15	0.12	0.27	(0.11)	(0.02)	—	(0.13)	10.87	2.51	[6]	12.37	[7]	0.71	[7]	2.77	[7]	109	19
08-31-2014[8]	10.00	0.12	0.99	1.11	(0.25)	(0.02)	(0.11)	(0.38)	10.73	11.38	[6]	23.79	[7]	0.79	[7]	1.38	[7]	107	4
CLASS R4
02-28-2015[5]	10.75	0.16	0.12	0.28	(0.13)	(0.02)	—	(0.15)	10.88	2.66	[6]	12.38	[7]	0.51	[7]	2.97	[7]	109	19
08-31-2014[8]	10.00	0.14	0.99	1.13	(0.25)	(0.02)	(0.11)	(0.38)	10.75	11.63	[6]	23.83	[7]	0.54	[7]	1.63	[7]	107	4
Class R6
02-28-2015[5]	10.77	0.17	0.12	0.29	(0.16)	(0.02)	—	(0.18)	10.88	2.72	[6]	12.26	[7]	0.29	[7]	3.20	[7]	109	19
08-31-2014[8]	10.00	0.16	1.00	1.16	(0.26)	(0.02)	(0.11)	(0.39)	10.77	11.88	[6]	23.76	[7]	0.29	[7]	1.88	[7]	108	4
CLASS 1
02-28-2015[5]	10.76	0.18	0.11	0.29	(0.15)	(0.02)	—	(0.17)	10.88	2.71	[6]	0.73	[7]	0.34	[7]	3.45	[7]	38,917	19
08-31-2014[8]	10.00	0.03	1.12	1.15	(0.26)	(0.02)	(0.11)	(0.39)	10.76	11.77	[6]	7.69	[7]	0.34	[7]	0.40	[7]	3,663	4

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% - 0.75% and 0.08% - 0.65% for the periods ended 2-28-15 and 8-31-14, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

36SEE NOTES TO FINANCIAL STATEMENTS

Retirement Living through II 2025 Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-28-2015[5]	10.67	0.15	0.10	0.25	(0.09)	(0.02)	—	(0.11)	10.81	2.39	[6]	12.36	[7]	0.74	[7]	2.79	[7]	108	24
08-31-2014[8]	10.00	0.13	0.91	1.04	(0.35)	(0.02)	—	(0.37)	10.67	10.66	[6]	23.04	[7]	0.82	[7]	1.52	[7]	107	9
CLASS R4
02-28-2015[5]	10.69	0.16	0.10	0.26	(0.12)	(0.02)	—	(0.14)	10.81	2.54	[6]	12.37	[7]	0.54	[7]	2.99	[7]	108	24
08-31-2014[8]	10.00	0.15	0.91	1.06	(0.35)	(0.02)	—	(0.37)	10.69	10.91	[6]	23.08	[7]	0.57	[7]	1.77	[7]	107	9
Class R6
02-28-2015[5]	10.70	0.17	0.11	0.28	(0.14)	(0.02)	—	(0.16)	10.82	2.69	[6]	12.26	[7]	0.32	[7]	3.22	[7]	108	24
08-31-2014[8]	10.00	0.17	0.91	1.08	(0.36)	(0.02)	—	(0.38)	10.70	11.06	[6]	23.01	[7]	0.32	[7]	2.01	[7]	107	9
CLASS 1
02-28-2015[5]	10.70	0.17	0.11	0.28	(0.14)	(0.02)	—	(0.16)	10.82	2.64	[6]	0.72	[7]	0.37	[7]	3.25	[7]	41,630	24
08-31-2014[8]	10.00	0.05	1.03	1.08	(0.36)	(0.02)	—	(0.38)	10.70	11.05	[6]	6.90	[7]	0.37	[7]	0.66	[7]	4,429	9

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% - 0.75% and 0.08% - 0.65% for the periods ended 2-28-15 and 8-31-14, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

Retirement Living through II 2020 Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-28-2015[5]	10.59	0.14	0.09	0.23	(0.09)	(0.01)	—	(0.10)	10.72	2.18	[6]	12.85	[7]	0.78	[7]	2.77	[7]	107	31
08-31-2014[8]	10.00	0.14	0.81	0.95	(0.34)	(0.02)	—	(0.36)	10.59	9.69	[6]	26.22	[7]	0.86	[7]	1.69	[7]	106	68
CLASS R4
02-28-2015[5]	10.61	0.15	0.09	0.24	(0.12)	(0.01)	—	(0.13)	10.72	2.24	[6]	12.86	[7]	0.58	[7]	2.98	[7]	107	31
08-31-2014[8]	10.00	0.16	0.81	0.97	(0.34)	(0.02)	—	(0.36)	10.61	9.94	[6]	26.26	[7]	0.61	[7]	1.94	[7]	106	68
Class R6
02-28-2015[5]	10.63	0.17	0.08	0.25	(0.14)	(0.01)	—	(0.15)	10.73	2.39	[6]	12.75	[7]	0.36	[7]	3.20	[7]	107	31
08-31-2014[8]	10.00	0.18	0.81	0.99	(0.34)	(0.02)	—	(0.36)	10.63	10.19	[6]	26.19	[7]	0.36	[7]	2.19	[7]	106	68
CLASS 1
02-28-2015[5]	10.62	0.17	0.08	0.25	(0.14)	(0.01)	—	(0.15)	10.72	2.34	[6]	0.92	[7]	0.41	[7]	3.31	[7]	31,919	31
08-31-2014[8]	10.00	0.09	0.89	0.98	(0.34)	(0.02)	—	(0.36)	10.62	10.07	[6]	10.03	[7]	0.41	[7]	1.13	[7]	2,147	68

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% - 0.75% and 0.08% - 0.65% for the periods ended 2-28-15 and 8-31-14, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS37

Financial Highlights continued

Retirement Living through II 2015 Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-28-2015[5]	10.50	0.14	0.06	0.20	(0.08)	(0.01)	—	(0.09)	10.61	1.91	[6]	13.58	[7]	0.81	[7]	2.77	[7]	106	25
08-31-2014[8]	10.00	0.15	0.69	0.84	(0.27)	(0.02)	(0.05)	(0.34)	10.50	8.64	[6]	28.35	[7]	0.89	[7]	1.84	[7]	105	108
CLASS R4
02-28-2015[5]	10.52	0.15	0.05	0.20	(0.10)	(0.01)	—	(0.11)	10.61	1.96	[6]	13.60	[7]	0.61	[7]	2.97	[7]	106	25
08-31-2014[8]	10.00	0.17	0.70	0.87	(0.28)	(0.02)	(0.05)	(0.35)	10.52	8.89	[6]	28.39	[7]	0.64	[7]	2.09	[7]	105	108
Class R6
02-28-2015[5]	10.53	0.17	0.06	0.23	(0.13)	(0.01)	—	(0.14)	10.62	2.21	[6]	13.48	[7]	0.39	[7]	3.20	[7]	106	25
08-31-2014[8]	10.00	0.19	0.69	0.88	(0.28)	(0.02)	(0.05)	(0.35)	10.53	9.04	[6]	28.33	[7]	0.39	[7]	2.34	[7]	105	108
CLASS 1
02-28-2015[5]	10.53	0.16	0.06	0.22	(0.12)	(0.01)	—	(0.13)	10.62	2.16	[6]	1.64	[7]	0.44	[7]	3.05	[7]	13,005	25
08-31-2014[8]	10.00	0.09	0.79	0.88	(0.28)	(0.02)	(0.05)	(0.35)	10.53	9.03	[6]	12.09	[7]	0.44	[7]	1.13	[7]	1,675	108

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% - 0.75% and 0.08% - 0.65% for the periods ended 2-28-15 and 8-31-14, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

Retirement Living through II 2010 Portfolio
Per share operating performance for a share outstanding throughout each period												Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in thousands)	Portfolio turnover (%)
CLASS R2
02-28-2015[5]	10.45	0.14	0.07	0.21	(0.09)	(0.01)	—	(0.10)	10.56	2.03	[6]	13.53	[7]	0.84	[7]	2.78	[7]	106	80
08-31-2014[8]	10.00	0.15	0.63	0.78	(0.32)	(0.01)	—	(0.33)	10.45	8.01	[6]	24.38	[7]	0.92	[7]	1.79	[7]	104	12
CLASS R4
02-28-2015[5]	10.47	0.15	0.07	0.22	(0.12)	(0.01)	—	(0.13)	10.56	2.09	[6]	13.54	[7]	0.64	[7]	2.98	[7]	106	80
08-31-2014[8]	10.00	0.17	0.63	0.80	(0.32)	(0.01)	—	(0.33)	10.47	8.25	[6]	24.42	[7]	0.67	[7]	2.04	[7]	105	12
Class R6
02-28-2015[5]	10.48	0.16	0.07	0.23	(0.14)	(0.01)	—	(0.15)	10.56	2.24	[6]	13.43	[7]	0.42	[7]	3.20	[7]	106	80
08-31-2014[8]	10.00	0.19	0.63	0.82	(0.33)	(0.01)	—	(0.34)	10.48	8.40	[6]	24.35	[7]	0.42	[7]	2.29	[7]	105	12
CLASS 1
02-28-2015[5]	10.48	0.16	0.07	0.23	(0.14)	(0.01)	—	(0.15)	10.56	2.19	[6]	1.70	[7]	0.47	[7]	3.19	[7]	8,299	80
08-31-2014[8]	10.00	0.12	0.70	0.82	(0.33)	(0.01)	—	(0.34)	10.48	8.39	[6]	8.07	[7]	0.47	[7]	1.46	[7]	3,311	12

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% - 0.75% and 0.08% - 0.65% for the periods ended 2-28-15 and 8-31-14, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Period from 11-7-13 (commencement of operations) to 8-31-14.

38SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, ten of which (collectively, Retirement Living II Portfolios or the portfolios, and each individually the portfolio) are presented in this report. The Retirement Living II Portfolios are series of the Trust and operate as "funds of funds" that invest in other series of the Trust, other funds in the John Hancock group of funds and certain other investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class R2 shares and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees if any, and transfer agent fees, state registration fees and printing and postage for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolio invests are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolio uses the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Exchange-traded funds, held by the portfolio are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

The portfolios uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio on a pro rata basis and is reflected in other expenses on the Statements of operations. For the six months ended February 28, 2015, the portfolios had no borrowings under the line of credit.

The commitment fees for the six months ended February 28, 2015 were as follows:

Portfolio	Amount	Portfolio	Amount
Retirement Living through II 2055 Portfolio	$292	Retirement Living through II 2030 Portfolio	$292
Retirement Living through II 2050 Portfolio	292	Retirement Living through II 2025 Portfolio	292
Retirement Living through II 2045 Portfolio	292	Retirement Living through II 2020 Portfolio	292
Retirement Living through II 2040 Portfolio	292	Retirement Living through II 2015 Portfolio	292
Retirement Living through II 2035 Portfolio	292	Retirement Living through II 2010 Portfolio	292

39

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2015, class-specific expenses, such as state registration fees and printing and postage, for all classes were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2014, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on February 28, 2015, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Living through II 2055 Portfolio	$3,695,021	$115,595	($197)	$115,398
Retirement Living through II 2050 Portfolio	8,414,912	194,903	(947)	193,956
Retirement Living through II 2045 Portfolio	15,352,949	382,267	(2,495)	379,772
Retirement Living through II 2040 Portfolio	17,026,818	417,208	(3,733)	413,475
Retirement Living through II 2035 Portfolio	27,291,598	650,463	(6,253)	644,210
Retirement Living through II 2030 Portfolio	38,373,374	800,588	(6,982)	793,606
Retirement Living through II 2025 Portfolio	40,994,449	867,981	(8,515)	859,466
Retirement Living through II 2020 Portfolio	31,609,208	615,212	(2,974)	612,238
Retirement Living through II 2015 Portfolio	13,140,841	172,776	(7,050)	165,726
Retirement Living through II 2010 Portfolio	8,450,602	153,081	(1,206)	151,875

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and characterization of distributions.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The portfolios pay the Advisor a management fee for its services to the portfolios. The management fee has two components: (a) a fee on net assets invested in affiliated funds (Affiliated Fund Assets) and (b) a fee on net assets not invested in affiliated funds (Other Assets). Affiliated funds are any funds of the Trust or JHF III. The fee on assets invested in Affiliated Fund Assets is stated as an annual percentage of the current value of the aggregate net assets of the portfolio, together with the assets of any other applicable fund identified in the advisory agreement, and is equivalent to the sum of: (a) 0.06% of the first $7.5 billion of aggregate net assets and (b) 0.05% of the excess over $7.5 billion of aggregate net assets. The fee on Other Assets is stated as an annual percentage of the current value of the aggregate net assets of the portfolio, together with the assets of any other applicable fund identified in the advisory agreement, and is equivalent to the

40

sum of: (a) 0.51% of the first $7.5 billion of aggregate net assets and (b) 0.50% of the excess over $7.5 billion of aggregate net assets and is applied to the Other Assets of the portfolios.

John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

Expense reimbursements. The Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of each portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of each portfolio. "Other expenses" means all of the expenses of each portfolio, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, underlying fund expenses (acquired fund fees), and short dividend expense and all other class level expenses. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R2, Class R4 and Class R6 shares of the portfolio, including Rule 12b-1 fees, transfer agency fees and service fees, as applicable, to the extent they exceed to 0.50%, 0.25% and 0.00%, of the portfolios' average annual net assets (on an annualized basis), respectively. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the portfolio and the Advisor based upon a determination that this is appropriate under the circumstances at that time.

The Advisor voluntarily agrees to waive its advisory fee for each portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the portfolio and its underlying investments (after payment of subadvisory fees) does not exceed 0.51% of the portfolio's first $7.5 billion of average annual net assets and 0.50% of the portfolio's average annual net assets in excess of $7.5 billion. The Advisor may terminate this voluntary waiver at any time upon notice to the Trust.

For the six months ended February 28, 2015, the expense reductions of these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

	Expense Reimbursement by Class
Portfolio	Class R2	Class R4	Class R6	Class 1	Total
Retirement Living through II 2055 Portfolio	$11,815	$11,854	$12,440	$43,249	$79,358
Retirement Living through II 2050 Portfolio	7,273	7,343	7,463	34,311	56,390
Retirement Living through II 2045 Portfolio	6,564	6,633	6,751	36,208	56,156
Retirement Living through II 2040 Portfolio	6,430	6,499	6,616	36,178	55,723
Retirement Living through II 2035 Portfolio	6,215	6,284	6,401	36,210	55,110
Retirement Living through II 2030 Portfolio	6,123	6,192	6,309	35,802	54,426
Retirement Living through II 2025 Portfolio	6,078	6,146	6,263	35,642	54,129
Retirement Living through II 2020 Portfolio	6,278	6,346	6,463	35,912	54,999
Retirement Living through II 2015 Portfolio	6,584	6,651	6,768	35,947	55,950
Retirement Living through II 2010 Portfolio	6,519	6,586	6,703	35,941	55,749

The investment management fees incurred for the six months ended February 28, 2015 were equivalent to a net annual effective rate of 0.00% for each of the portfolio's average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2015 amounted to an annual rate of 0.01% of the portfolio's average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios has adopted distribution and service plans with respect to Class R2, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R2 and Class R4 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolio's shares.

Class	Rule 12b-1 Fee	Service Fee
Class R2	0.25%	0.25%
Class R4	0.25%	0.10%
Class 1	0.05%	—

The Distributor has contractually agreed to waive 0.10% of 12b-1 fees for Class R4 shares to limit the 12b-1 fees on Class R4 to 0.15% of the average daily net assets of Class R4 shares, until at least December 31, 2015 unless renewed by mutual agreement of the portfolios and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2015:

41

Portfolio	Class R4 Rule 12b-1 Reimbursement	Portfolio	Class R4 Rule 12b-1 Reimbursement
Retirement Living through II 2055 Portfolio	$52	Retirement Living through II 2030 Portfolio	$53
Retirement Living through II 2050 Portfolio	53	Retirement Living through II 2025 Portfolio	52
Retirement Living through II 2045 Portfolio	53	Retirement Living through II 2020 Portfolio	52
Retirement Living through II 2040 Portfolio	53	Retirement Living through II 2015 Portfolio	52
Retirement Living through II 2035 Portfolio	53	Retirement Living through II 2010 Portfolio	52

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the six months ended February 28, 2015 were:

Portfolio	Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Retirement Living through II 2055 Portfolio	Class R2	$131	$8	$7,191	$6
	Class R4	131	8	7,157	21
	Class R6	—	9	7,651	71
	Class 1	319	—	—	—
	Total	$581	$25	$21,999	$98
Retirement Living through II 2050 Portfolio	Class R2	$132	$8	$5,920	$6
	Class R4	132	8	5,920	21
	Class R6	—	9	5,949	71
	Class 1	901	—	—	—
	Total	$1,165	$25	$17,789	$98
Retirement Living through II 2045 Portfolio	Class R2	$132	$8	$5,920	$6
	Class R4	132	8	5,920	21
	Class R6	—	9	5,949	71
	Class 1	1,761	—	—	—
	Total	$2,025	$25	$17,789	$98
Retirement Living through II 2040 Portfolio	Class R2	$132	$8	$5,920	$6
	Class R4	132	8	5,920	21
	Class R6	—	9	5,949	71
	Class 1	1,990	—	—	—
	Total	$2,254	$25	$17,789	$98
Retirement Living through II 2035 Portfolio	Class R2	$132	$8	$5,920	$6
	Class R4	132	8	5,920	21
	Class R6	—	9	5,949	71
	Class 1	3,218	—	—	—
	Total	$3,482	$25	$17,789	$98
Retirement Living through II 2030 Portfolio	Class R2	$131	$8	$5,920	$6
	Class R4	132	8	5,920	21
	Class R6	—	9	5,949	71
	Class 1	4,560	—	—	—
	Total	$4,823	$25	$17,789	$98

42

Portfolio	Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Retirement Living through II 2025 Portfolio	Class R2	$131	$8	$5,920	$6
	Class R4	131	8	5,920	21
	Class R6	—	9	5,949	71
	Class 1	5,072	—	—	—
	Total	$5,334	$25	$17,789	$98
Retirement Living through II 2020 Portfolio	Class R2	130	$8	$5,920	$6
	Class R4	130	8	5,920	21
	Class R6	—	8	5,949	71
	Class 1	3,529	—	—	—
	Total	$3,789	$24	$17,789	$98
Retirement Living through II 2015 Portfolio	Class R2	$129	$8	$5,920	$6
	Class R4	129	8	5,920	21
	Class R6	—	8	5,949	71
	Class 1	1,501	—	—	—
	Total	$1,759	$24	$17,789	$98
Retirement Living through II 2010 Portfolio	Class R2	$128	$8	$5,920	$6
	Class R4	129	8	5,920	21
	Class R6	—	8	5,948	71
	Class 1	1,466	—	—	—
	Total	$1,723	$24	$17,789	$98

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to February 28, 2015, state registration fees and printing and postage were as follows:

Portfolio	State registration fees	Printing and postage
Retirement Living through II 2055 Portfolio	$4,181	$47
Retirement Living through II 2050 Portfolio	7,924	47
Retirement Living through II 2045 Portfolio	7,924	47
Retirement Living through II 2040 Portfolio	7,924	47
Retirement Living through II 2035 Portfolio	7,924	47
Retirement Living through II 2030 Portfolio	7,924	47
Retirement Living through II 2025 Portfolio	7,924	47
Retirement Living through II 2020 Portfolio	7,924	47
Retirement Living through II 2015 Portfolio	7,924	47
Retirement Living through II 2010 Portfolio	7,924	47

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in the portfolios' shares for the six months ended February 28, 2015 and for the period ended August 31, 2014 were as follows:

Retirement Living through II 2055 Portfolio
		Six months ended 2-28-15		Period ended 8-31-14[1]
	Shares	Amount	Shares	Amount
Class R2 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares[2]
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000

43

Retirement Living through II 2055 Portfolio ‰continued	‰continued		‰continued
		Six months ended 2-28-15		Period ended 8-31-14[1]
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	313,312	$3,310,943	18,670	$191,047
Distributions reinvested	2,020	21,510	—	—
Repurchased	(6,906)	(72,046)	(2,185)	(23,323)
Net increase	308,426	$3,260,407	16,485	$167,724
Total net increase	308,426	$3,260,407	46,485	$467,724

Retirement Living through II 2050 Portfolio
		Six months ended 2-28-15		Period ended 8-31-14[3]
	Shares	Amount	Shares	Amount
Class R2 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares[2]
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	707,254	$7,539,406	69,221	$731,384
Distributions reinvested	5,837	62,694	—	—
Repurchased	(24,677)	(267,162)	(96)	(1,035)
Net increase	688,414	$7,334,938	69,125	$730,349
Total net increase	688,414	$7,334,938	99,125	$1,030,349

Retirement Living through II 2045 Portfolio
		Six months ended 2-28-15		Period ended 8-31-14[3]
	Shares	Amount	Shares	Amount
Class R2 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 shares[2]
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	1,329,386	$14,109,555	137,009	$1,456,697
Distributions reinvested	11,901	127,576	—	—
Repurchased	(64,127)	(683,468)	(5,198)	(55,280)
Net increase	1,277,160	$13,553,663	131,811	$1,401,417
Total net increase	1,277,160	$13,553,663	161,811	$1,701,417

44

Retirement Living through II 2040 Portfolio
		Six months ended 2-28-15		Period ended 8-31-14[3]
	Shares	Amount	Shares	Amount
Class R2 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares[2]
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	1,417,281	$15,068,333	190,216	$2,016,092
Distributions reinvested	12,998	139,474	—	—
Repurchased	(47,117)	(498,181)	(18)	(187)
Net increase	1,383,162	$14,709,626	190,198	$2,015,905
Total net increase	1,383,162	$14,709,626	220,198	$2,315,905

Retirement Living through II 2035 Portfolio
		Six months ended 2-28-15		Period ended 8-31-14[3]
	Shares	Amount	Shares	Amount
Class R2 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares[2]
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	2,344,449	$24,917,155	235,396	$2,513,062
Distributions reinvested	21,121	226,421	—	—
Repurchased	(71,353)	(754,452)	(2,566)	(26,896)
Net increase	2,294,217	$24,389,124	232,830	$2,486,166
Total net increase	2,294,217	$24,389,124	262,830	$2,786,166

Retirement Living through II 2030 Portfolio
		Six months ended 2-28-15		Period ended 8-31-14[3]
	Shares	Amount	Shares	Amount
Class R2 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares[2]
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	2,344,449	$24,917,155	235,396	$2,513,062
Distributions reinvested	21,121	226,421	—	—
Repurchased	(71,353)	(754,452)	(2,566)	(26,896)
Net increase	2,294,217	$24,389,124	232,830	$2,486,166
Total net increase	2,294,217	$24,389,124	262,830	$2,786,166

45

Retirement Living through II 2025 Portfolio
		Six months ended 2-28-15		Period ended 8-31-14[3]
	Shares	Amount	Shares	Amount
Class R2 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares[2]
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	3,595,636	$37,944,012	420,844	$4,438,751
Distributions reinvested	33,389	354,262	—	—
Repurchased	(194,621)	(2,047,081)	(6,920)	(73,418)
Net increase	3,434,404	$36,251,193	413,924	$4,365,333
Total net increase	3,434,404	$36,251,193	443,924	$4,665,333

Retirement Living through II 2020 Portfolio
		Six months ended 2-28-15		Period ended 8-31-14[3]
	Shares	Amount	Shares	Amount
Class R2 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares[2]
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	2,977,055	$31,248,715	252,814	$2,641,310
Distributions reinvested	22,890	240,807	—	—
Repurchased	(225,561)	(2,386,569)	(50,723)	(534,734)
Net increase	2,774,384	$29,102,953	202,091	$2,106,576
Total net increase	2,774,384	$29,102,953	232,091	$2,406,576

Retirement Living through II 2015 Portfolio
		Six months ended 2-28-15		Period ended 8-31-14[3]
	Shares	Amount	Shares	Amount
Class R2 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares[2]
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	1,137,901	$11,893,422	225,267	$2,353,239
Distributions reinvested	8,764	91,233	—	—
Repurchased	(80,634)	(832,504)	(66,198)	(693,088)
Net increase	1,066,031	$11,152,151	159,069	$1,660,151
Total net increase	1,066,031	$11,152,151	189,069	$1,960,151

46

Retirement Living through II 2010 Portfolio
		Six months ended 2-28-15		Period ended 8-31-14[3]
	Shares	Amount	Shares	Amount
Class R2 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares[2]
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 Shares[2]
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	867,055	$9,020,082	325,501	$3,367,035
Distributions reinvested	9,156	94,760	—	—
Repurchased	(405,986)	(4,227,437)	(9,484)	(98,408)
Net increase	470,225	$4,887,405	316,017	$3,268,627
Total net increase	470,225	$4,887,405	346,017	$3,568,627

1 Period from 3-26-14 (commencement of operations) to 8-31-14.

2 There were no transactions in fund shares for the six months ended 2-28-15 for Class R2, Class R4 and Class R6 shares.

3 Period from 11-7-13 (commencement of operations) to 8-31-14.

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on February 28, 2015:

Portfolio	Class	% By Class
Retirement Living through II 2055 Portfolio	Class R2	100%
Retirement Living through II 2055 Portfolio	Class R4	100%
Retirement Living through II 2055 Portfolio	Class R6	100%
Retirement Living through II 2055 Portfolio	Class 1	3%
Retirement Living through II 2050 Portfolio	Class R2	100%
Retirement Living through II 2050 Portfolio	Class R4	100%
Retirement Living through II 2050 Portfolio	Class R6	100%
Retirement Living through II 2050 Portfolio	Class 1	1%
Retirement Living through II 2045 Portfolio	Class R2	100%
Retirement Living through II 2045 Portfolio	Class R4	100%
Retirement Living through II 2045 Portfolio	Class R6	100%
Retirement Living through II 2045 Portfolio	Class 1	1%
Retirement Living through II 2040 Portfolio	Class R2	100%
Retirement Living through II 2040 Portfolio	Class R4	100%
Retirement Living through II 2040 Portfolio	Class R6	100%
Retirement Living through II 2040 Portfolio	Class 1	1%
Retirement Living through II 2035 Portfolio	Class R2	100%
Retirement Living through II 2035 Portfolio	Class R4	100%
Retirement Living through II 2035 Portfolio	Class R6	100%
Retirement Living through II 2030 Portfolio	Class R2	100%
Retirement Living through II 2030 Portfolio	Class R4	100%
Retirement Living through II 2030 Portfolio	Class R6	100%
Retirement Living through II 2025 Portfolio	Class R2	100%
Retirement Living through II 2025 Portfolio	Class R4	100%
Retirement Living through II 2025 Portfolio	Class R6	100%
Retirement Living through II 2020 Portfolio	Class R2	100%
Retirement Living through II 2020 Portfolio	Class R4	100%
Retirement Living through II 2020 Portfolio	Class R6	100%
Retirement Living through II 2015 Portfolio	Class R2	100%
Retirement Living through II 2015 Portfolio	Class R4	100%
Retirement Living through II 2015 Portfolio	Class R6	100%
Retirement Living through II 2015 Portfolio	Class 1	1%
Retirement Living through II 2010 Portfolio	Class R2	100%

47

Portfolio	Class	% By Class
Retirement Living through II 2010 Portfolio	Class R4	100%
Retirement Living through II 2010 Portfolio	Class R6	100%
Retirement Living through II 2010 Portfolio	Class 1	1%

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2015:

Portfolio	Purchases	Sales
Retirement Living through II 2055 Portfolio	$3,452,872	$213,789
Retirement Living through II 2050 Portfolio	7,884,149	480,518
Retirement Living through II 2045 Portfolio	15,041,868	1,346,092
Retirement Living through II 2040 Portfolio	16,013,909	1,266,550
Retirement Living through II 2035 Portfolio	26,949,168	2,301,709
Retirement Living through II 2030 Portfolio	38,299,839	3,589,457
Retirement Living through II 2025 Portfolio	41,777,696	4,975,198
Retirement Living through II 2020 Portfolio	34,130,227	4,601,809
Retirement Living through II 2015 Portfolio	13,033,696	1,645,918
Retirement Living through II 2010 Portfolio	10,020,616	4,988,465

Note 7 — Investment in affiliated underlying funds

The portfolios invest in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. For the period February 28, 2015, the portfolios did not hold 5% or more of the underlying funds.

Information regarding the portfolios' fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios' from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Portfolio	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Retirement Living through II 2055 Portfolio
Strategic Equity Allocation	22,608	163,877	(8,565)	177,920	$18,876	$27,833	($6,199)	$2,453,524
Retirement Living through II 2050 Portfolio
Strategic Equity Allocation	48,903	363,076	(14,576)	397,403	$47,544	$70,103	$12,767	$5,480,192
Retirement Living through II 2045 Portfolio
Strategic Equity Allocation	79,808	701,338	(55,463)	725,683	$93,505	$137,872	($1,470)	$10,007,174
Retirement Living through II 2040 Portfolio
Strategic Equity Allocation	108,578	750,289	(49,796)	809,071	$101,656	$149,892	($5,105)	$11,157,094
Retirement Living through II 2035 Portfolio
Strategic Equity Allocation	126,919	1,211,428	(89,990)	1,248,357	$162,304	$239,318	($31,238)	$17,214,840
Retirement Living through II 2030 Portfolio
Strategic Equity Allocation	164,534	1,598,565	(143,029)	1,620,070	$241,896	$356,675	($62,129)	$22,340,773
Retirement Living through II 2025 Portfolio
Strategic Equity Allocation	175,552	1,529,256	(196,922)	1,507,886	$227,644	$335,660	($93,418)	$20,793,742
Retirement Living through II 2020 Portfolio
Strategic Equity Allocation	76,926	1,060,928	(168,402)	969,452	$146,622	$216,194	($63,977)	$13,368,745
Retirement Living through II 2015 Portfolio
Strategic Equity Allocation	51,596	335,858	(51,637)	335,817	$49,041	$72,311	($19,562)	$4,630,911
Retirement Living through II 2010 Portfolio
Strategic Equity Allocation	78,301	225,424	(121,534)	182,191	$41,930	$61,826	($29,359)	$2,512,410

48

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios' complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios' Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

49

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Retirement Living II Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF221049	RL2SA 2/15 4/15

John Hancock

Retirement Choices Portfolios

Semiannual report 2/28/15

A message to shareholders

Dear fellow shareholder,

Strong economic growth in the United States set the global standard in 2014, and appears to be continuing to do so in 2015. The portfolio teams in our network are generally optimistic about sustained relative strength in the United States, supported by rising employment, healthy consumer spending, and falling oil prices. Stocks at all-time highs remain vulnerable to a correction, but the long-term bull market appears intact. We believe a more selective approach continues to make sense in overseas markets, but note that opportunities are growing and could reward investors should recoveries in those markets begin in earnest.

Outside of the United States, economies are struggling to replicate the kind of success we have enjoyed at home. The European Central Bank announced dramatic monetary policy measures in January to promote economic activity in the region—similar to the monetary policy activity of the U.S. Federal Reserve (Fed) in recent years. One effect has been to push the value of the euro down relative to the U.S. dollar, which benefits European exporters by making their goods cheaper.

While the U.S. equity market appears strong, this year will likely present greater challenges for bond investors. The Fed has signaled its intention to raise short-term interest rates at some point in 2015, and that change may have an adverse effect on many fixed-income portfolios, particularly those that invest in less liquid asset classes. At John Hancock Investments, we are closely monitoring the liquidity of our fixed-income portfolios and communicating regularly with their portfolio managers about these matters.

A new look

I am pleased to introduce you to our redesigned shareholder reports. As part of an effort to elevate the educational substance in our communications, we undertook an initiative to make our reports more engaging and easier to navigate. Included in the changes are a performance snapshot that shows your fund's performance against that of its benchmark, and a Q&A with your fund's lead portfolio manager. We hope these enhancements give you better insight into your fund's activity and performance.

On behalf of everyone at John Hancock Investments, I'd like to take this opportunity to thank you for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and Chief Executive Officer
John Hancock Investments

This commentary reflects the CEO's views as of February 28, 2015. They are subject to change at any time. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Retirement Choices Portfolios

2	Retirement Choices Portfolios at a glance
3	Discussion of portfolio performance
8	John Hancock Retirement Choices at 2055 Portfolio
9	John Hancock Retirement Choices at 2050 Portfolio
10	John Hancock Retirement Choices at 2045 Portfolio
11	John Hancock Retirement Choices at 2040 Portfolio
12	John Hancock Retirement Choices at 2035 Portfolio
13	John Hancock Retirement Choices at 2030 Portfolio
14	John Hancock Retirement Choices at 2025 Portfolio
15	John Hancock Retirement Choices at 2020 Portfolio
16	John Hancock Retirement Choices at 2015 Portfolio
17	John Hancock Retirement Choices at 2010 Portfolio
18	Your expenses
22	Portfolios' investments
25	Financial statements
33	Financial highlights
43	Notes to financial statements
56	More information

1

Retirement Choices Portfolios at a glance

A SIMPLE, STRATEGIC PATH TO HELP YOU REACH YOUR RETIREMENT GOALS

The Retirement Choices Portfolios make diversification easy because the asset mix of each portfolio automatically changes over time.

•	Retirement Choices Portfolios with dates farther off initially invest more aggressively in stock funds.
•	As a portfolio approaches its target date,[1] the allocation will gradually migrate to a more conservative mix to lessen risk and narrow the range of possible outcomes at the retirement date.
•	Upon reaching the retirement date, the allocation ceases to shift; we expect that the participant may then wish to use the savings to seek a retirement income solution.

JOHN HANCOCK RETIREMENT CHOICES PORTFOLIOS—AUTOMATICALLY ADJUST OVER TIME2

The chart below illustrates how the asset allocation mix of John Hancock Retirement Choices Portfolios adjusts over time.

The principal value of each portfolio is not guaranteed and you could lose money at any time, including at or after the target date.

1 Based on an estimated retirement date.

2 Allocations may vary as a result of market activity or cash allocations held during unusual market or economic conditions.

2

Discussion of portfolio performance

An interview with Robert M. Boyda, John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Robert M. Boyda
Portfolio Manager
John Hancock Asset Management

"Many international markets delivered negative returns in U.S. dollar terms."

What market themes marked the six months ended February 28, 2015?

We experienced a number of major market shifts, some of which were extreme in both magnitude and speed. Oil prices suffered sharp declines, in part because of OPEC's refusal to cut production, despite a supply glut. This surprised the market and sent the price of other commodities lower as well.

Meanwhile, the U.S. Federal Reserve appeared to telegraph its intent to begin raising short-term interest rates amid improving employment figures. By contrast, a number of other global central banks continued to pursue accommodative monetary policies, weakening their currencies relative to the U.S. dollar. Many international markets delivered negative returns in U.S. dollar terms.

Interest rates fell as abundant liquidity, fears of deflation, and weak economic growth around the world fueled continued demand for safe-haven assets such as U.S. government securities. The yield on the 10-year U.S. Treasury note fell from 2.35% to 2.00%. The broader investment-grade U.S. bond market outperformed niche fixed-income sectors such as high-yield and emerging-market debt.

During the period, we introduced new custom blended benchmarks, which better reflect our approach to investing. The component parts of these new supplementary benchmarks are the Russell 3000, MSCI All Country World ex-U.S., and Barclays U.S. Aggregate Bond Indexes. These new blended benchmarks taper their equity weightings over time to match the portfolios' glide paths. As a familiar point of reference, the S&P 500 Index and the Barclays U.S. Aggregate Bond Index remain the portfolios' primary benchmarks.

Would you share the thought process behind the development of the portfolios' new supplementary benchmarks?

By design, John Hancock Retirement Choices Portfolios maintain persistently broad exposure to the world's equity and fixed-income markets. The portfolios' holdings in these asset classes are global in nature, a key element of our diversification strategy.

Still, prior to January 1, 2015, the benchmarks against which we measured the portfolios' performance did not fully reflect the breadth of our universe of potential investments; more specifically, the benchmarks included virtually no exposure to international markets.

In our view, the new supplementary benchmarks provide greater context for understanding the portfolios' return patterns. In this particular period, for example, the portfolios' non-U.S. assets detracted from performance in absolute terms; however, versus the new supplementary benchmarks, the portfolios were underweight in emerging markets and other non-U.S. investments, which was a contributor to relative performance.

Regardless of the benchmark one uses as a reference point, the main goals of Retirement Choices Portfolios are to build wealth when the investor's target retirement date lies further into future while increasingly protecting capital as that retirement date draws closer. In that context, the portfolios performed generally as we would have expected over this six-month period.

Since it's a major component of the each portfolio's stock market exposure, can you tell us a bit about Strategic Equity Allocation?

Given its mandate to invest broadly across the global stock markets, the Strategic Equity Allocation holding allows us to express and

3

fine-tune our asset allocation ideas within each of the portfolios. For some time now, U.S. large caps have been a top-performing asset class, benefiting from favorable earnings growth, stable dividend income, and positive price momentum. Still, in our view, the relative outperformance of U.S. stocks over their international counterparts is unlikely to persist indefinitely. Modifying Strategic Equity Allocation allowed us to implement this idea across the portfolios. Indeed, during the period we began to pare back U.S. large-cap exposure in favor of non-U.S. markets.

What other observations would you like to share with investors?

We'd reiterate our conviction in the importance of maintaining a globally diversified investment portfolio.

This particular period was one of disappointment for U.S.-based investors holding foreign currency-denominated assets. Nonetheless, we firmly believe that broad exposure to markets not just in the United States, but also throughout the world, has the potential to deliver investors better risk-adjusted results over time.

Following an extended period of U.S. equity market leadership, stock valuations have become more attractive overseas. In our view, there are a number of regional markets around the globe that offer compelling opportunities for patient investors.

RETIREMENT CHOICES AT 2055 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.77%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.95%, and the Morningstar, Inc. target date 2051+ fund category average returned 2.56%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, the portfolio's natural resource-related shares declined, detracting from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance, albeit to a much lesser degree.

RETIREMENT CHOICES AT 2050 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.49%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.95%, and the Morningstar, Inc. target date 2046-2050 fund category average returned 2.42%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, the portfolio's natural resource-related shares declined, detracting from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance, albeit to a much lesser degree.

RETIREMENT CHOICES AT 2045 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.48%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.95%, and the Morningstar, Inc. target date 2041-2045 fund category average returned 2.45%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, the portfolio's natural resource-related shares declined, detracting from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance, albeit to a much lesser degree.

4

RETIREMENT CHOICES AT 2040 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.40%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.93%, and the Morningstar, Inc. target date 2036-2040 fund category average returned 2.28%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, the portfolio's natural resource-related shares declined, detracting from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance, albeit to a much lesser degree.

RETIREMENT CHOICES AT 2035 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.36%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.89%, and the Morningstar, Inc. target date 2031-2035 fund category average returned 2.29%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

RETIREMENT CHOICES AT 2030 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.22%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.83%, and the Morningstar, Inc. target date 2026-2030 fund category average returned 2.02%.1,2

RETIREMENT CHOICES 2055-2010 PORTFOLIOS' CLASS 1 SHARE RETURNS (%)

For the six months ended 2/28/15

5

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

RETIREMENT CHOICES AT 2025 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 2.02%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.69%, and the Morningstar, Inc. target date 2021-2025 fund category average returned 1.95%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

RETIREMENT CHOICES AT 2020 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 1.71%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.52%, and the Morningstar, Inc. target date 2016-2020 fund category average returned 1.66%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, and real estate investment trusts. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

RETIREMENT CHOICES AT 2015 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 1.41%. By comparison, the S&P 500 Index returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.33%, and the Morningstar, Inc. target date 2011-2015 fund category average returned 1.47%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare, information technology, and financials. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

RETIREMENT CHOICES AT 2010 PORTFOLIO

For the six months ended February 28, 2015, the portfolio's Class 1 shares returned 1.35%. By comparison, the S&P 500 Index

Market index total returns

For the six months ended February 28, 2015

U.S. Stocks	S&P 500 Index	6.12%
	Russell Midcap Index	6.39%
	Russell 2000 Index	5.70%
	FTSE NAREIT All Equity REIT Index	9.74%
International Stocks	MSCI EAFE Index	-1.16%
	MSCI Emerging Markets Index	-8.20%
	MSCI EAFE Small Cap Index	-1.33%
Fixed Income	Barclays U.S. Aggregate Bond Index	2.25%
	Bank of America Merrill Lynch U.S. High Yield Master II Index	-0.18%
	JPMorgan Global Government Bonds Unhedged Index	-4.86%

6

returned 6.12%, and the Barclays U.S. Aggregate Bond Index returned 2.25%. The portfolio's custom blended benchmark returned 2.34%, and the Morningstar, Inc. target date 2000-2010 fund category average returned 1.16%.1,2

Contributors to performance included dedicated equity sector allocations to healthcare and information technology. However, natural resource-related shares detracted from results. Credit-oriented fixed-income exposure, including non-investment-grade issues, also weighed on performance.

MANAGED BY

Robert M. Boyda On the portfolio since 2010 Investing since 1979
Marcelle Daher, CFA On the portfolio since 2013 Investing since 1999
Steven E. Medina, CFA On the portfolio since 2010 Investing since 1994
Nathan W. Thooft, CFA On the portfolio since 2013 Investing since 2000

1 The S&P 500 Index is composed of 500 widely held common stocks. The Barclays U.S. Aggregate Bond Index includes U.S. government, corporate, and mortgage-backed securities with maturities up to 30 years. These indexes are the portfolios' primary benchmarks. The custom benchmarks reflect each portfolio's asset allocation under normal conditions. These blended benchmarks adjust over time to match each portfolio's glide path.
2 Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.
Past performance does not guarantee future results.
The portfolio's performance depends on the advisor's skill in determining the strategic asset class allocations, the mix of underlying funds, and the performance of those underlying funds. The underlying funds' performance may be lower than the performance of the asset class that they were selected to represent. Owning an ETF generally reflects the risks of owning the underlying securities it is designed to track. An ETF has its own fees and expenses, which are indirectly borne by the fund. The portfolio is subject to the same risks as the underlying funds in which it invests, which include the following: Stocks and bonds can decline due to adverse issuer, market, regulatory, or economic developments; foreign investing, especially in emerging markets, has additional risks, such as currency and market volatility and political and social instability; the securities of small-capitalization companies are subject to higher volatility than larger, more established companies; and high-yield bonds are subject to additional risks, such as increased risk of default. Reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Hedging and other strategic transactions may increase volatility of a portfolio and could result in a significant loss. Each portfolio's name refers to the approximate retirement year of the investors for whom the portfolio's asset allocation strategy is designed. The portfolios with dates farther off initially allocate more aggressively to stock funds. As a portfolio approaches its target date, the allocation will gradually migrate to more conservative, fixed-income funds. The principal value of each portfolio is not guaranteed and you could lose money at any time, including at, or after, the target date. Please see the portfolio's prospectuses for additional information.
The views expressed in this report are exclusively those of Robert M. Boyda, John Hancock Asset Management, and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the portfolio for the entire period. Portfolio composition is subject to review in accordance with the portfolio's investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk.

7

John Hancock Retirement Choices at 2055 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2055 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 57.4% Russell 3000 Index, 24.6% MSCI AC World ex-US Index, 18% Barclays U.S. Aggregate Bond Index.

Index 4 is 82% S&P 500 Index and 18% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated Investment Companies	71.4%
Equity	70.5%
Fixed Income	0.9%
Unaffiliated Investment Companies/ Exchange Traded Funds	28.6%
Fixed Income	17.0%
Equity	11.6%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R1[1]	Class R2[1]	Class R4[1]	Class R6[1]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14	3-26-14
Cumulative returns
6-months	2.43	2.52	2.62	2.72	2.77	6.12	2.25	2.95	5.47
Since inception	8.78	9.09	9.29	9.49	9.45	14.99	5.38	9.85	13.27

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	3.18	2.93	2.78	2.43	2.46
Net (%)	1.43	1.18	0.93	0.68	0.73

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectus.

8

John Hancock Retirement Choices at 2050 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2050 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 57.4% Russell 3000 Index, 24.6% MSCI AC World ex-US Index, 18% Barclays U.S. Aggregate Bond Index.

Index 4 is 82% S&P 500 Index and 18% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated Investment Companies	70.9%
Equity	70.0%
Fixed Income	0.9%
Unaffiliated Investment Companies/ Exchange Traded Funds	29.1%
Fixed Income	17.2%
Equity	11.9%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11	4-29-11
Average annual total returns
1-year	7.83	8.19	8.34	8.64	8.59	15.51	5.05	9.31	13.63
Since inception	7.88	6.94	8.59	8.32	8.77	14.48	3.98	9.59	12.66
Cumulative returns
6-months	2.11	2.28	2.36	2.54	2.49	6.12	2.25	2.95	5.47
Since inception	33.78	29.36	37.23	35.89	38.06	68.07	16.17	42.13	58.00

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.44	1.19	1.05	0.68	0.72
Net (%)	1.41	1.16	0.91	0.66	0.71

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectus.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

9

John Hancock Retirement Choices at 2045 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2045 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 57.4% Russell 3000 Index, 24.6% MSCI AC World ex-US Index, 18% Barclays U.S. Aggregate Bond Index.

Index 4 is 82% S&P 500 Index and 18% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated Investment Companies	70.6%
Equity	70.0%
Fixed Income	0.6%
Unaffiliated Investment Companies/ Exchange Traded Funds	29.4%
Fixed Income	17.4%
Equity	12.0%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	7.93	8.20	8.45	8.67	8.61	15.51	5.05	9.31	13.63
Since inception	8.66	7.44	9.75	8.07	9.87	14.60	4.29	10.77	12.84
Cumulative returns
6-months	2.14	2.32	2.42	2.46	2.48	6.12	2.25	2.95	5.47
Since inception	49.40	41.47	56.81	45.52	57.65	93.29	22.55	63.98	79.38

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.19	1.04	0.69	0.71
Net (%)	1.41	1.16	0.91	0.66	0.71

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectus.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

10

John Hancock Retirement Choices at 2040 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2040 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 56% Russell 3000 Index, 24% MSCI AC World ex-US Index, 20% Barclays U.S. Aggregate Bond Index.

Index 4 is 80% S&P 500 Index and 20% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated Investment Companies	67.9%
Equity	67.3%
Fixed Income	0.6%
Unaffiliated Investment Companies/ Exchange Traded Funds	32.1%
Fixed Income	20.1%
Equity	12.0%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	7.79	7.91	8.30	8.52	8.47	15.51	5.05	9.23	13.46
Since inception	8.60	7.82	9.70	8.09	9.82	14.60	4.29	10.68	12.73
Cumulative returns
6-months	2.07	2.10	2.34	2.45	2.40	6.12	2.25	2.93	5.41
Since inception	49.03	43.92	56.45	45.70	57.29	93.29	22.55	63.33	78.49

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.44	1.19	1.03	0.68	0.71
Net (%)	1.41	1.16	0.91	0.66	0.71

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectus.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

11

John Hancock Retirement Choices at 2035 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2035 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 51.8% Russell 3000 Index, 22.2% MSCI AC World ex-US Index, 26% Barclays U.S. Aggregate Bond Index.

Index 4 is 74% S&P 500 Index and 26% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated Investment Companies	64.1%
Equity	63.1%
Fixed Income	1.0%
Unaffiliated Investment Companies/ Exchange Traded Funds	35.9%
Fixed Income	24.6%
Equity	11.3%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	7.48	7.75	8.07	8.29	8.24	15.51	5.05	8.97	12.93
Since inception	8.40	7.66	9.42	8.50	9.53	14.60	4.29	10.35	12.29
Cumulative returns
6-months	2.02	2.13	2.29	2.40	2.36	6.12	2.25	2.89	5.22
Since inception	47.69	42.86	54.56	48.33	55.27	93.29	22.55	61.03	75.14

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.18	1.03	0.69	0.70
Net (%)	1.40	1.15	0.90	0.65	0.70

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectus.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

12

John Hancock Retirement Choices at 2030 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2030 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 45.5% Russell 3000 Index, 19.5% MSCI AC World ex-US Index, 35% Barclays U.S. Aggregate Bond Index.

Index 4 is 65% S&P 500 Index and 35% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated Investment Companies	56.6%
Equity	55.6%
Fixed Income	1.0%
Unaffiliated Investment Companies/ Exchange Traded Funds	43.4%
Fixed Income	33.1%
Equity	10.3%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	6.91	7.26	7.50	7.80	7.66	15.51	5.05	8.54	12.04
Since inception	7.84	7.37	8.84	8.07	8.96	14.60	4.29	9.75	11.47
Cumulative returns
6-months	1.89	1.99	2.16	2.34	2.22	6.12	2.25	2.83	4.90
Since inception	44.05	41.05	50.63	45.53	51.41	93.29	22.55	56.79	69.08

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.42	1.17	1.03	0.66	0.70
Net (%)	1.40	1.15	0.90	0.65	0.70

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectus.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

13

John Hancock Retirement Choices at 2025 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2025 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 33.25% Russell 3000 Index, 14.25% MSCI AC World ex-US Index, 52.5% Barclays U.S. Aggregate Bond Index.

Index 4 is 47.5% S&P 500 Index and 52.5% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated Investment Companies	42.1%
Equity	40.4%
Fixed Income	1.7%
Unaffiliated Investment Companies/ Exchange Traded Funds	57.9%
Fixed Income	49.5%
Equity	8.4%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	5.99	6.26	6.51	6.71	6.66	15.51	5.05	7.72	10.39
Since inception	6.90	6.44	7.85	7.30	7.96	14.60	4.29	8.64	10.00
Cumulative returns
6-months	1.70	1.87	1.96	2.06	2.02	6.12	2.25	2.69	4.28
Since inception	38.09	35.22	44.14	40.62	44.84	93.29	22.55	49.30	58.56

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.18	1.03	0.67	0.71
Net (%)	1.40	1.15	0.90	0.65	0.71

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectus.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

14

John Hancock Retirement Choices at 2020 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2020 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 19.6% Russell 3000 Index, 8.4% MSCI AC World ex-US Index, 72% Barclays U.S. Aggregate Bond Index.

Index 4 is 28% S&P 500 Index and 72% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated Investment Companies	25.6%
Equity	24.0%
Fixed Income	1.6%
Unaffiliated Investment Companies/ Exchange Traded Funds	74.4%
Fixed Income	68.9%
Equity	5.5%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	4.63	4.80	5.06	5.33	5.37	15.51	5.05	6.70	8.35
Since inception	5.45	4.98	6.40	5.73	6.51	14.60	4.29	7.16	8.02
Cumulative returns
6-months	1.41	1.41	1.58	1.75	1.71	6.12	2.25	2.52	3.51
Since inception	29.27	26.51	34.96	30.90	35.69	93.29	22.55	39.69	45.23

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.43	1.18	1.03	0.68	0.71
Net (%)	1.41	1.16	0.91	0.66	0.71

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectus.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

15

John Hancock Retirement Choices at 2015 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2015 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 5.6% Russell 3000 Index, 2.4% MSCI AC World ex-US Index, 92% Barclays U.S. Aggregate Bond Index.

Index 4 is 8% S&P 500 Index and 92% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated Investment Companies	11.6%
Equity	9.5%
Fixed Income	2.1%
Unaffiliated Investment Companies/ Exchange Traded Funds	88.4%
Fixed Income	83.9%
Equity	4.5%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	3.03	3.29	3.55	3.81	3.75	15.51	5.05	5.62	6.20
Since inception	3.74	3.40	4.72	3.83	4.85	14.60	4.29	5.39	5.73
Cumulative returns
6-months	1.14	1.22	1.39	1.46	1.41	6.12	2.25	2.33	2.68
Since inception	19.43	17.56	25.00	19.91	25.75	93.29	22.55	28.89	30.94

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.46	1.21	1.06	0.71	0.74
Net (%)	1.44	1.19	0.94	0.69	0.74

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectus.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

16

John Hancock Retirement Choices at 2010 Portfolio

GROWTH OF $10,000

This chart shows what happened to a hypothetical $10,000 investment in John Hancock Retirement Choices at 2010 Portfolio for the share classes and periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in two blended indexes and two separate indexes.

Index 1 is the S&P 500 Index, an unmanaged index that includes 500 widely traded common stocks.

Index 2 is the Barclays U.S. Aggregate Bond index, an unmanaged index that includes dollar-denominated, non-convertible investment grade issues.

Index 3 is 5.6% Russell 3000 Index, 2.4% MSCI AC World ex-US Index, 92% Barclays U.S. Aggregate Bond Index.

Index 4 is 8% S&P 500 Index and 92% Barclays U.S. Aggregate Bond Index.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values.

ASSET ALLOCATION (%)

Affiliated Investment Companies	9.5%
Equity	7.5%
Fixed Income	2.0%
Unaffiliated Investment Companies/ Exchange Traded Funds	90.5%
Fixed Income	84.0%
Equity	6.5%

As a percentage of total investments.

PERFORMANCE CHART

Total returns for the period ended 2-28-15 (%)

	Class R1[1,2]	Class R2[1,2]	Class R4[1,3]	Class R6[1,2]	Class 1[1]	Index 1	Index 2	Index 3	Index 4
Inception	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10	4-30-10
Average annual total returns
1-year	2.37	2.54	2.89	3.05	3.00	15.51	5.05	5.48	5.89
Since inception	3.20	2.51	4.19	3.09	4.30	14.60	4.29	4.99	5.16
Cumulative returns
6-months	1.00	1.08	1.24	1.40	1.35	6.12	2.25	2.34	2.59
Since inception	16.43	12.71	21.97	15.83	22.59	93.29	22.55	26.54	27.56

Performance figures assume all distributions have been reinvested.

The expense ratios of the portfolio, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectuses for the portfolio and may differ from those disclosed in the Financial highlights tables in this report. Had the fee waivers and expense limitations not been in place, gross expenses would apply. The following expense ratios include the expenses of the underlying funds in which the portfolio invests. The expense ratios are as follows:

	Class R1	Class R2	Class R4	Class R6	Class 1
Gross (%)	1.48	1.23	1.08	0.73	0.76
Net (%)	1.43	1.18	0.93	0.68	0.74

Please refer to the most recent prospectus and annual or semiannual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the portfolio's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the portfolio's website at jhinvestments.com.

This performance information does not reflect the deduction of taxes that a shareholder may pay on portfolio distributions or the redemption of portfolio shares. The portfolio's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

1	For certain types of investors as described in the portfolio's prospectus.
2	Class R1, Class R2, and Class R6 shares were first offered on 9-4-12. The returns prior to this date are those of Class 1 shares that have been recalculated to apply the gross fees and expenses of Class R1, Class R2, and Class R6 shares, as applicable.
3	Class R4 shares were first offered on 5-1-12. The returns prior to this date are those of Class 1 shares, which have lower expenses than Class R4. Had the returns reflected Class R4 expenses, returns would be lower.

17

Your expenses

As a shareholder of a John Hancock Funds II Retirement Choices Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchases or redemptions, and (2) ongoing costs, including management fees, distribution and service (Rule 12b-1) fees, and other portfolio expenses. In addition to the operating expenses which each portfolio bears directly, the portfolio indirectly bears a pro rata share of the operating expenses of the underlying funds in which each portfolio invests. Because underlying funds have varied operating expenses and transaction costs and the portfolio may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the portfolio will vary. Had these indirect expenses been reflected in the following analysis, total expenses would have been higher than the amounts shown.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in a portfolio so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 at the beginning of the period and held for the entire period (September 1, 2014 through February 28, 2015).

Actual expenses:

The first line of each share class in the tables below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. See the portfolios' prospectuses for details regarding transaction costs.

18

SHAREHOLDER EXPENSE EXAMPLE CHART

		Beginning Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period[1] 9-1-2014-2-28-2015	Annualized expense ratio[2]
Retirement Choices at 2055 Portfolio
Class R1	Actual	$1,000.00	$1,024.30	$4.52	0.90%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
Class R2	Actual	1,000.00	1,025.20	3.26	0.65%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.60	3.26	0.65%
Class R4	Actual	1,000.00	1,026.20	2.26	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%
Class R6	Actual	1,000.00	1,027.20	1.16	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.15	0.23%
Class 1	Actual	1,000.00	1,027.70	1.41	0.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%
Retirement Choices at 2050 Portfolio
Class R1	Actual	1,000.00	1,021.10	4.66	0.93%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.66	0.93%
Class R2	Actual	1,000.00	1,022.80	3.36	0.67%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%
Class R4	Actual	1,000.00	1,023.60	2.26	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%
Class R6	Actual	1,000.00	1,025.40	1.16	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.15	0.23%
Class 1	Actual	1,000.00	1,024.90	1.41	0.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%
Retirement Choices at 2045 Portfolio
Class R1	Actual	1,000.00	1,021.40	4.86	0.97%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.86	0.97%
Class R2	Actual	1,000.00	1,023.20	3.41	0.68%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Class R4	Actual	1,000.00	1,024.20	2.26	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%
Class R6	Actual	1,000.00	1,024.60	1.10	0.22%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.70	1.10	0.22%
Class 1	Actual	1,000.00	1,024.80	1.36	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%
Retirement Choices at 2040 Portfolio
Class R1	Actual	1,000.00	1,020.70	4.46	0.89%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%
Class R2	Actual	1,000.00	1,021.00	3.66	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Class R4	Actual	1,000.00	1,023.40	2.26	0.45%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%
Class R6	Actual	1,000.00	1,024.50	1.15	0.23%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.15	0.23%
Class 1	Actual	1,000.00	1,024.00	1.41	0.28%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.40	0.28%

19

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period[1] 9-1-2014-2-28-2015	Annualized expense ratio[2]
Retirement Choices at 2035 Portfolio
Class R1	Actual	$1,000.00	$1,020.20	$4.46	0.89%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%
Class R2	Actual	1,000.00	1,021.30	3.71	0.74%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Class R4	Actual	1,000.00	1,022.90	2.31	0.46%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.31	0.46%
Class R6	Actual	1,000.00	1,024.00	1.20	0.24%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.60	1.20	0.24%
Class 1	Actual	1,000.00	1,023.60	1.46	0.29%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.40	1.45	0.29%
Retirement Choices at 2030 Portfolio
Class R1	Actual	1,000.00	1,018.90	5.01	1.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%
Class R2	Actual	1,000.00	1,019.90	3.86	0.77%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Class R4	Actual	1,000.00	1,021.60	2.46	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%
Class R6	Actual	1,000.00	1,023.40	1.35	0.27%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.50	1.35	0.27%
Class 1	Actual	1,000.00	1,022.20	1.60	0.32%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%
Retirement Choices at 2025 Portfolio
Class R1	Actual	1,000.00	1,017.00	5.25	1.05%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.26	1.05%
Class R2	Actual	1,000.00	1,018.70	3.80	0.76%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%
Class R4	Actual	1,000.00	1,019.60	2.75	0.55%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.76	0.55%
Class R6	Actual	1,000.00	1,020.60	1.65	0.33%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.66	0.33%
Class 1	Actual	1,000.00	1,020.20	1.90	0.38%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.91	0.38%
Retirement Choices at 2020 Portfolio
Class R1	Actual	1,000.00	1,014.10	5.39	1.08%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%
Class R2	Actual	1,000.00	1,014.10	4.54	0.91%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Class R4	Actual	1,000.00	1,015.80	3.15	0.63%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Class R6	Actual	1,000.00	1,017.50	2.05	0.41%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.80	2.06	0.41%
Class 1	Actual	1,000.00	1,017.10	2.30	0.46%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.50	2.31	0.46%

20

SHAREHOLDER EXPENSE EXAMPLE CHART (continued)

		Beginning Account value on 9-1-2014	Ending value on 2-28-2015	Expenses paid during period[1] 9-1-2014-2-28-2015	Annualized expense ratio[2]
Retirement Choices at 2015 Portfolio
Class R1	Actual	$1,000.00	$1,011.40	$5.83	1.17%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.00	5.86	1.17%
Class R2	Actual	1,000.00	1,012.20	4.54	0.91%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Class R4	Actual	1,000.00	1,013.90	3.55	0.71%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%
Class R6	Actual	1,000.00	1,014.60	2.45	0.49%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%
Class 1	Actual	1,000.00	1,014.10	2.70	0.54%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.71	0.54%
Retirement Choices at 2010 Portfolio
Class R1	Actual	1,000.00	1,010.00	5.98	1.20%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,018.80	6.01	1.20%
Class R2	Actual	1,000.00	1,010.80	4.99	1.00%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.01	1.00%
Class R4	Actual	1,000.00	1,012.40	3.64	0.73%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.66	0.73%
Class R6	Actual	1,000.00	1,014.00	2.55	0.51%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.56	0.51%
Class 1	Actual	1,000.00	1,013.50	2.80	0.56%
	Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.81	0.56%

1	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).
2	The portfolios' expense ratios do not include fees and expenses indirectly incurred by the underlying funds and can vary based on the mix of underlying funds held by the portfolios. The range of expense ratios of the underlying funds held by the portfolios was as follows:

Period ended	Retirement Choices at 2055	Retirement Choices at 2050	Retirement Choices at 2045	Retirement Choices at 2040	Retirement Choices at 2035	Retirement Choices at 2030	Retirement Choices at 2025	Retirement Choices at 2020	Retirement Choices at 2015	Retirement Choices at 2010
2-28-15	0.08%- 0.65%	0.08%- 0.65%	0.08%- 0.65%	0.08%- 0.65%	0.08%- 0.65%	0.08%- 0.65%	0.08%- 0.65%	0.08%- 0.65%	0.08%- 0.65%	0.08%- 0.65%

21

Portfolios' investments

RETIREMENT CHOICES AT 2055 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 71.2%
EQUITY - 70.3%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	1,685,142	$23,238,112
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	29,710	289,081
UNAFFILIATED INVESTMENT COMPANIES - 28.4%
EXCHANGE-TRADED FUNDS - 28.4%
Financial Select Sector SPDR Fund	9,707	236,365
iShares iBoxx Investment Grade Corporate Bond ETF	1,339	163,090
PowerShares Senior Loan Portfolio	26,933	651,509
SPDR Barclays Capital High Yield Bond ETF	45,078	1,793,205
Vanguard Dividend Appreciation ETF	16,896	1,398,989
Vanguard Energy ETF	1,890	210,565
Vanguard FTSE Emerging Markets ETF	22,358	934,564
Vanguard Health Care ETF	2,097	280,201
Vanguard Information Technology ETF	4,252	464,361
Vanguard Intermediate-Term Corporate Bond ETF	8,000	700,880
Vanguard Materials ETF	623	70,137
Vanguard REIT ETF	2,509	209,175
Vanguard Total Bond Market ETF	27,361	2,273,699
Total investments (Cost $32,277,359) - 99.6%		$32,913,933
Other assets and liabilities, net - 0.4%		142,134
TOTAL NET ASSETS - 100.0%		$33,056,067

RETIREMENT CHOICES AT 2050 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 70.9%
EQUITY - 70.0%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	20,949,838	$288,898,268
FIXED INCOME - 0.9%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	371,326	3,613,005
UNAFFILIATED INVESTMENT COMPANIES - 29.1%
EXCHANGE-TRADED FUNDS - 29.1%
Financial Select Sector SPDR Fund	122,627	2,985,968
iShares iBoxx Investment Grade Corporate Bond ETF	17,004	2,071,087
PowerShares Senior Loan Portfolio	341,182	8,253,193
SPDR Barclays Capital High Yield Bond ETF	572,201	22,762,156
Vanguard Dividend Appreciation ETF	213,449	17,673,577
Vanguard Energy ETF	23,883	2,660,805
Vanguard FTSE Emerging Markets ETF	305,125	12,754,225
Vanguard Health Care ETF	26,900	3,594,378
Vanguard Information Technology Index ETF	55,040	6,010,918
Vanguard Intermediate-Term Corporate Bond ETF	101,379	8,881,814
Vanguard Materials ETF	8,028	903,792
Vanguard REIT ETF	31,700	2,642,829
Vanguard Total Bond Market ETF	346,878	28,825,562
Total investments (Cost $359,206,713) - 100.0%		$412,531,577
Other assets and liabilities, net - 0.0%		8,407
TOTAL NET ASSETS - 100.0%		$412,539,984

RETIREMENT CHOICES AT 2045 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 70.6%
EQUITY - 70.0%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	28,074,389	$387,145,821
FIXED INCOME - 0.6%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	373,855	3,637,606
UNAFFILIATED INVESTMENT COMPANIES - 29.4%
EXCHANGE-TRADED FUNDS - 29.4%
Financial Select Sector SPDR Fund	164,392	4,002,945
iShares iBoxx Investment Grade Corporate Bond ETF	34,240	4,170,432
PowerShares Senior Loan Portfolio	458,042	11,080,036
SPDR Barclays Capital High Yield Bond ETF	768,024	30,551,995
SPDR Barclays Capital Short Term Corporate Bond ETF	90,161	2,771,549
Vanguard Dividend Appreciation ETF	286,147	23,692,972
Vanguard Energy ETF	32,018	3,567,125
Vanguard FTSE Emerging Markets ETF	423,700	17,710,660
Vanguard Health Care ETF	35,660	4,764,889
Vanguard Information Technology Index ETF	72,313	7,897,303
Vanguard Intermediate-Term Bond ETF	42,449	3,645,096
Vanguard Intermediate-Term Corporate Bond ETF	129,727	11,365,382
Vanguard Materials ETF	10,547	1,187,381
Vanguard REIT ETF	42,497	3,542,975
Vanguard Total Bond Market ETF	392,687	32,632,290
Total investments (Cost $470,112,368) - 100.0%		$553,366,457
Other assets and liabilities, net - 0.0%		32,368
TOTAL NET ASSETS - 100.0%		$553,398,825

RETIREMENT CHOICES AT 2040 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 67.9%
EQUITY - 67.3%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	36,521,061	$503,625,426
FIXED INCOME - 0.6%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	464,969	4,524,147
UNAFFILIATED INVESTMENT COMPANIES - 32.1%
EXCHANGE-TRADED FUNDS - 32.1%
Financial Select Sector SPDR Fund	219,748	5,350,865
iShares iBoxx Investment Grade Corporate Bond ETF	52,757	6,425,803
PowerShares Senior Loan Portfolio	678,517	16,413,326
SPDR Barclays Capital High Yield Bond ETF	1,057,541	42,068,981
SPDR Barclays Capital Short Term Corporate Bond ETF	338,588	10,408,195
Vanguard Dividend Appreciation ETF	382,488	31,670,006
Vanguard Energy ETF	42,910	4,780,603
Vanguard FTSE Emerging Markets ETF	581,191	24,293,784
Vanguard Health Care ETF	48,084	6,424,984
Vanguard Information Technology Index ETF	97,888	10,690,348
Vanguard Intermediate-Term Bond ETF	172,398	14,803,816
Vanguard Intermediate-Term Corporate Bond ETF	178,139	15,606,758
Vanguard Materials ETF	14,393	1,620,364
Vanguard REIT ETF	56,804	4,735,749
Vanguard Total Bond Market ETF	535,422	44,493,568

22SEE NOTES TO FINANCIAL STATEMENTS

Value
Total investments (Cost $636,164,818) - 100.0%	$747,936,723
Other assets and liabilities, net - 0.0%	43,627
TOTAL NET ASSETS - 100.0%	$747,980,350

RETIREMENT CHOICES AT 2035 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 64.1%
EQUITY - 63.0%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	47,055,022	$648,888,755
FIXED INCOME - 1.1%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	1,139,835	11,090,592
UNAFFILIATED INVESTMENT COMPANIES - 35.9%
EXCHANGE-TRADED FUNDS - 35.9%
Financial Select Sector SPDR Fund	279,192	6,798,325
iShares iBoxx Investment Grade Corporate Bond ETF	86,297	10,510,975
PowerShares Senior Loan Portfolio	935,415	22,627,689
SPDR Barclays Capital High Yield Bond ETF	1,330,197	52,915,237
SPDR Barclays Capital Short Term Corporate Bond ETF	1,058,970	32,552,738
Vanguard Dividend Appreciation ETF	484,730	40,135,644
Vanguard Energy ETF	54,545	6,076,858
Vanguard FTSE Emerging Markets ETF	790,869	33,058,324
Vanguard Health Care ETF	61,128	8,167,923
Vanguard Information Technology Index ETF	126,092	13,770,507
Vanguard Intermediate-Term Bond ETF	299,640	25,730,087
Vanguard Intermediate-Term Corporate Bond ETF	475,006	41,615,276
Vanguard Materials ETF	18,298	2,059,989
Vanguard REIT ETF	71,547	5,964,873
Vanguard Short-Term Corporate Bond ETF	34,903	2,795,381
Vanguard Total Bond Market ETF	790,220	65,667,282
Total investments (Cost $879,151,247) - 100.0%		$1,030,426,455
Other assets and liabilities, net - 0.0%		(222,843)
TOTAL NET ASSETS - 100.0%		$1,030,203,612

RETIREMENT CHOICES AT 2030 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 56.6%
EQUITY - 55.6%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	51,120,715	$704,954,657
FIXED INCOME - 1.0%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	1,320,552	12,848,976
UNAFFILIATED INVESTMENT COMPANIES - 43.4%
EXCHANGE-TRADED FUNDS - 43.4%
Financial Select Sector SPDR Fund	295,095	7,185,563
iShares iBoxx Investment Grade Corporate Bond ETF	166,518	20,281,892
PowerShares Senior Loan Portfolio	1,119,035	$27,069,457
SPDR Barclays Capital High Yield Bond ETF	1,441,035	57,324,372
SPDR Barclays Capital Short Term Corporate Bond ETF	1,033,682	31,775,385
Vanguard Dividend Appreciation ETF	580,172	48,038,242
Vanguard Energy ETF	57,490	6,404,961
Vanguard FTSE Emerging Markets ETF	880,344	36,798,379
Vanguard Health Care ETF	64,729	8,649,089
Vanguard Information Technology Index ETF	131,530	14,364,391
Vanguard Intermediate-Term Bond ETF	585,528	50,279,289
Vanguard Intermediate-Term Corporate Bond ETF	715,324	62,669,536
Vanguard Materials ETF	19,069	2,146,788
Vanguard REIT ETF	76,286	6,359,964
Vanguard Short-Term Bond ETF	444,812	35,691,715
Vanguard Short-Term Corporate Bond ETF	396,645	31,767,298
Vanguard Total Bond Market ETF	1,234,892	102,619,525
Total investments (Cost $1,096,284,663) - 100.0%		$1,267,229,479
Other assets and liabilities, net - 0.0%		18,968
TOTAL NET ASSETS - 100.0%		$1,267,248,447

RETIREMENT CHOICES AT 2025 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 42.0%
EQUITY - 40.4%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	39,737,483	$547,979,887
FIXED INCOME - 1.6%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	2,314,469	22,519,788
UNAFFILIATED INVESTMENT COMPANIES - 57.9%
EXCHANGE-TRADED FUNDS - 57.9%
Financial Select Sector SPDR Fund	241,373	5,877,434
iShares iBoxx Investment Grade Corporate Bond ETF	242,179	29,497,402
PowerShares Senior Loan Portfolio	1,215,109	29,393,487
SPDR Barclays Capital High Yield Bond ETF	1,388,651	55,240,537
SPDR Barclays Capital Short Term Corporate Bond ETF	1,823,120	56,042,709
Vanguard Dividend Appreciation ETF	546,993	45,291,020
Vanguard Energy ETF	46,467	5,176,888
Vanguard FTSE Emerging Markets ETF	757,628	31,668,850
Vanguard Health Care ETF	52,225	6,978,305
Vanguard Information Technology Index ETF	105,470	11,518,379
Vanguard Intermediate-Term Bond ETF	699,992	60,108,313
Vanguard Intermediate-Term Corporate Bond ETF	1,404,513	123,049,384
Vanguard Materials ETF	15,404	1,734,182
Vanguard REIT ETF	61,706	5,144,429
Vanguard Short-Term Bond ETF	1,044,164	83,783,719
Vanguard Short-Term Corporate Bond ETF	699,327	56,009,099
Vanguard Total Bond Market ETF	2,163,167	179,759,178
Total investments (Cost $1,202,352,398) - 99.9%		$1,356,772,990
Other assets and liabilities, net - 0.1%		871,777
TOTAL NET ASSETS - 100.0%		$1,357,644,767

SEE NOTES TO FINANCIAL STATEMENTS23

RETIREMENT CHOICES AT 2020 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 25.6%
EQUITY - 24.0%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	16,709,558	$230,424,804
FIXED INCOME - 1.6%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	1,593,547	15,505,216
UNAFFILIATED INVESTMENT COMPANIES - 74.3%
EXCHANGE-TRADED FUNDS - 74.3%
Financial Select Sector SPDR Fund	92,522	2,252,910
iShares Barclays TIPS Bond Fund	91,061	10,393,703
iShares iBoxx Investment Grade Corporate Bond ETF	219,619	26,749,594
PowerShares Senior Loan Portfolio	841,006	20,343,935
SPDR Barclays Capital High Yield Bond ETF	804,025	31,984,115
SPDR Barclays Capital Short Term Corporate Bond ETF	2,125,051	65,324,068
Vanguard Dividend Appreciation ETF	277,563	22,982,216
Vanguard Energy ETF	18,030	2,008,722
Vanguard FTSE Emerging Markets ETF	378,562	15,823,892
Vanguard Health Care ETF	20,116	2,687,900
Vanguard Information Technology Index ETF	41,130	4,491,807
Vanguard Intermediate-Term Bond ETF	722,511	62,042,020
Vanguard Intermediate-Term Corporate Bond ETF	1,094,136	95,857,255
Vanguard Materials ETF	5,934	668,050
Vanguard REIT ETF	23,939	1,995,794
Vanguard Short-Term Bond ETF	1,090,158	87,474,278
Vanguard Short-Term Corporate Bond ETF	942,200	75,460,798
Vanguard Total Bond Market ETF	2,234,453	185,683,044
Total investments (Cost $886,297,506) - 99.9%		$960,154,121
Other assets and liabilities, net - 0.1%		740,803
TOTAL NET ASSETS - 100.0%		$960,894,924

RETIREMENT CHOICES AT 2015 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 11.6%
EQUITY - 9.5%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	2,972,328	$40,988,398
FIXED INCOME - 2.1%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	945,665	9,201,321
UNAFFILIATED INVESTMENT COMPANIES - 88.6%
EXCHANGE-TRADED FUNDS - 88.6%
Financial Select Sector SPDR Fund	31,388	764,298
iShares Barclays TIPS Bond Fund	71,052	8,109,875
iShares iBoxx Investment Grade Corporate Bond ETF	247,810	30,183,258
iShares MSCI USA Minimum Volatility ETF	186,489	7,785,916
PowerShares Senior Loan Portfolio	363,311	8,788,493
SPDR Barclays Capital High Yield Bond ETF	395,049	15,715,049
SPDR Barclays Capital Short Term Corporate Bond ETF	1,750,444	53,808,649
Vanguard Dividend Appreciation ETF	77,099	6,383,797
Vanguard Energy ETF	4,290	477,949
Vanguard FTSE Emerging Markets ETF	62,515	2,613,127
Vanguard Health Care ETF	3,619	483,571
Vanguard Information Technology Index ETF	7,447	813,287
Vanguard Intermediate-Term Bond ETF	214,743	$18,439,981
Vanguard Intermediate-Term Corporate Bond ETF	328,943	28,818,696
Vanguard Short-Term Bond ETF	749,528	60,142,127
Vanguard Short-Term Corporate Bond ETF	671,700	53,796,453
Vanguard Total Bond Market ETF	1,017,034	84,515,525
Total investments (Cost $416,679,727) - 100.2%		$431,829,770
Other assets and liabilities, net - (0.2%)		(853,699)
TOTAL NET ASSETS - 100.0%		$430,976,071

RETIREMENT CHOICES AT 2010 PORTFOLIO

As of 2-28-15 (unaudited)
	Shares	Value
AFFILIATED INVESTMENT COMPANIES (G) - 9.5%
EQUITY - 7.5%
Strategic Equity Allocation, Class NAV (John Hancock) (A)(1)	1,410,553	$19,451,531
FIXED INCOME - 2.0%
Short Term Government Income, Class NAV (John Hancock) (A)(1)	533,522	5,191,172
UNAFFILIATED INVESTMENT COMPANIES - 90.6%
EXCHANGE-TRADED FUNDS - 90.6%
Financial Select Sector SPDR Fund	15,953	388,456
iShares Barclays TIPS Bond Fund	57,197	6,528,466
iShares iBoxx Investment Grade Corporate Bond ETF	53,330	6,495,593
iShares MSCI USA Minimum Volatility ETF	248,903	10,391,700
PowerShares Senior Loan Portfolio	214,741	5,194,585
SPDR Barclays Capital High Yield Bond ETF	196,040	7,798,471
SPDR Barclays Capital Short Term Corporate Bond ETF	1,394,903	42,879,318
Vanguard Dividend Appreciation ETF	54,882	4,544,230
Vanguard Energy ETF	2,180	242,874
Vanguard FTSE Emerging Markets ETF	14,561	608,650
Vanguard Health Care ETF	1,839	245,727
Vanguard Information Technology Index ETF	3,788	413,687
Vanguard Intermediate-Term Corporate Bond ETF	88,977	7,795,275
Vanguard Short-Term Bond ETF	550,388	44,163,133
Vanguard Short-Term Corporate Bond ETF	535,268	42,869,614
Vanguard Total Bond Market ETF	656,796	54,579,748
Total investments (Cost $251,492,110) - 100.1%		$259,782,230
Other assets and liabilities, net - (0.1%)		(275,488)
TOTAL NET ASSETS - 100.0%		$259,506,742

Percentages are based upon net assets.

Key to Security Abbreviations and Legend
ETF	Exchange-Traded Funds
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipts
TIPS	Treasury Inflation Protected Securities
(A)	The subadvisor is an affiliate of the advisor.
(G)	The portfolio's subadvisor is shown parenthetically.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.

24SEE NOTES TO FINANCIAL STATEMENTS

Financial statements

STATEMENTS OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

	Retirement Choices at 2055 Portfolio	Retirement Choices at 2050 Portfolio	Retirement Choices at 2045 Portfolio	Retirement Choices at 2040 Portfolio	Retirement Choices at 2035 Portfolio
Assets
Investments in unaffiliated issuers, at value	$9,386,740	$120,020,304	$162,583,030	$239,787,150	$370,447,108
Investments in affiliated underlying funds, at value	23,527,193	292,511,273	390,783,427	508,149,573	659,979,347
Total investments, at value	32,913,933	412,531,577	553,366,457	747,936,723	1,030,426,455
Cash	130,582	217,122	185,419	—	—
Receivable for investments sold	—	—	293,223	391,198	202,494
Receivable for fund shares sold	522,832	353,639	342,886	1,059,915	3,900
Dividends and interest receivable	—	3,273	7,098	9,298	12,979
Receivable due from advisor	2,765	—	—	482	—
Other assets	46,061	20,943	21,310	21,778	22,490
Total assets	33,616,173	413,126,554	554,216,393	749,419,394	1,030,668,318
Liabilities
Due to custodian	—	—	—	183,038	36,339
Payable for investments purchased	508,833	533,856	762,573	1,194,919	148,401
Payable for fund shares repurchased	—	—	—	—	211,643
Payable to affiliates
Accounting and legal services fees	504	7,403	9,976	13,496	18,648
Trustees' fees	—	102	150	202	293
Investment management fees	—	1,361	—	—	—
Distribution and service fees	—	—	105	486	139
Other liabilities and accrued expenses	50,769	43,848	44,764	46,903	49,243
Total liabilities	560,106	586,570	817,568	1,439,044	464,706
Net assets	$33,056,067	$412,539,984	$553,398,825	$747,980,350	$1,030,203,612
Net assets consist of
Paid-in capital	$32,171,524	$352,951,749	$462,261,459	$625,606,359	$865,253,463
Undistributed net investment income (loss)	2,273	46,330	61,152	139,660	234,795
Accumulated undistributed net realized gain (loss) on investments	245,696	6,217,041	7,822,125	10,462,426	13,440,146
Net unrealized appreciation (depreciation) on investments	636,574	53,324,864	83,254,089	111,771,905	151,275,208
Net assets	$33,056,067	$412,539,984	$553,398,825	$747,980,350	$1,030,203,612
Investments in unaffiliated issuers, at cost	$9,212,304	$112,469,977	$151,007,591	$224,208,228	$349,926,232
Investments in affiliated underlying funds, at cost	$23,065,055	$246,736,736	$319,104,777	$411,956,590	$529,225,015
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$107,627	$160,665	$273,025	$148,775	$221,933
Shares outstanding	10,000	12,667	19,162	10,489	15,828
Net asset value, offering price and redemption price per share	$10.76	$12.68	$14.25	$14.18	$14.02
Class R2
Net assets	$107,676	$197,644	$225,578	$139,363	$402,954
Shares outstanding	10,000	15,596	15,846	9,847	28,776
Net asset value, offering price and redemption price per share	$10.77	$12.67	$14.24	$14.15	$14.00
Class R4
Net assets	$107,699	$126,945	$126,986	$126,488	$124,983
Shares outstanding	10,000	10,000	8,905	8,905	8,905
Net asset value, offering price and redemption price per share	$10.77	$12.69	$14.26	$14.20	$14.04
Class R6
Net assets	$107,733	$142,793	$188,708	$791,526	$718,238
Shares outstanding	10,000	11,295	13,286	56,008	51,385
Net asset value, offering price and redemption price per share	$10.77	$12.64	$14.20	$14.13	$13.98
Class 1
Net assets	$32,625,332	$411,911,937	$552,584,528	$746,774,198	$1,028,735,504
Shares outstanding	3,029,614	32,579,924	38,909,125	52,796,858	73,627,623
Net asset value, offering price and redemption price per share	$10.77	$12.64	$14.20	$14.14	$13.97

SEE NOTES TO FINANCIAL STATEMENTS25

STATEMENTS OF ASSETS AND LIABILITIES 2-28-15 (unaudited)

Continued

	Retirement Choices at 2030 Portfolio	Retirement Choices at 2025 Portfolio	Retirement Choices at 2020 Portfolio	Retirement Choices at 2015 Portfolio	Retirement Choices at 2010 Portfolio
Assets
Investments in unaffiliated issuers, at value	$549,425,846	$786,273,315	$714,224,101	$381,640,051	$235,139,527
Investments in affiliated underlying funds, at value	717,803,633	570,499,675	245,930,020	50,189,719	24,642,703
Total investments, at value	1,267,229,479	1,356,772,990	960,154,121	431,829,770	259,782,230
Cash	542,919	69,392	1,945,960	—	—
Receivable for investments sold	86	300,731	125	2,127,575	1,016,113
Receivable for fund shares sold	76,824	1,624,350	1,660,632	—	—
Dividends and interest receivable	14,706	14,985	8,785	3,007	954
Receivable due from advisor	162	—	—	—	—
Other assets	23,105	23,345	22,420	21,022	20,589
Total assets	1,267,887,281	1,358,805,793	963,792,043	433,981,374	260,819,886
Liabilities
Due to custodian	—	—	—	2,088,274	990,740
Payable for investments purchased	564,412	1,085,043	2,832,339	—	—
Payable for fund shares repurchased	—	—	—	868,174	274,318
Payable to affiliates
Accounting and legal services fees	23,000	24,850	17,740	8,109	4,909
Trustees' fees	374	417	336	185	107
Investment management fees	—	—	—	—	1,936
Distribution and service fees	275	—	199	—	—
Other liabilities and accrued expenses	50,773	50,716	46,505	40,561	41,134
Total liabilities	638,834	1,161,026	2,897,119	3,005,303	1,313,144
Net assets	$1,267,248,447	$1,357,644,767	$960,894,924	$430,976,071	$259,506,742
Net assets consist of
Paid-in capital	$1,080,594,344	$1,188,666,238	$875,874,236	$414,483,448	$252,182,552
Undistributed net investment income (loss)	366,534	689,950	641,293	305,842	131,877
Accumulated undistributed net realized gain (loss) on investments	15,342,753	13,867,987	10,522,780	1,036,738	(1,097,807)
Net unrealized appreciation (depreciation) on investments	170,944,816	154,420,592	73,856,615	15,150,043	8,290,120
Net assets	$1,267,248,447	$1,357,644,767	$960,894,924	$430,976,071	$259,506,742
Investments in unaffiliated issuers, at cost	$525,632,637	$761,292,113	$701,570,165	$377,323,925	$231,672,161
Investments in affiliated underlying funds, at cost	$570,652,026	$441,060,285	$184,727,341	$39,355,802	$19,819,949
Net asset value per share
The portfolios have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.
Class R1
Net assets	$254,208	$227,657	$125,873	$104,596	$123,336
Shares outstanding	18,591	17,366	10,219	9,152	10,972
Net asset value, offering price and redemption price per share	$13.67	$13.11	$12.32	$11.43	$11.24
Class R2
Net assets	$246,581	$115,993	$428,666	$124,112	$126,026
Shares outstanding	18,054	8,857	34,839	10,873	11,232
Net asset value, offering price and redemption price per share	$13.66	$13.10	$12.30	$11.41	$11.22
Class R4
Net assets	$122,130	$117,237	$110,513	$103,348	$102,206
Shares outstanding	8,921	8,945	8,985	9,066	9,124
Net asset value, offering price and redemption price per share	$13.69	$13.11	$12.30	$11.40	$11.20
Class R6
Net assets	$574,405	$695,032	$591,957	$203,668	$315,100
Shares outstanding	42,155	53,207	48,248	17,887	28,149
Net asset value, offering price and redemption price per share	$13.63	$13.06	$12.27	$11.39	$11.19
Class 1
Net assets	$1,266,051,123	$1,356,488,848	$959,637,915	$430,440,347	$258,840,074
Shares outstanding	92,859,737	103,849,601	78,237,571	37,802,291	23,123,975
Net asset value, offering price and redemption price per share	$13.63	$13.06	$12.27	$11.39	$11.19

26SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS For the six months ended 2-28-15 (unaudited)

	Retirement Choices at 2055 Portfolio	Retirement Choices at 2050 Portfolio	Retirement Choices at 2045 Portfolio	Retirement Choices at 2040 Portfolio	Retirement Choices at 2035 Portfolio
Investment income
Income distributions received from affiliated underlying funds	$250,596	$4,685,175	$6,318,774	$8,227,203	$10,674,177
Dividends	73,872	1,850,744	2,511,820	3,506,380	5,177,321
Total investment income	324,468	6,535,919	8,830,594	11,733,583	15,851,498
Expenses
Investment management fees	16,297	356,509	484,932	687,586	1,033,183
Class R1 distribution and service fees	260	381	638	320	363
Class R2 distribution and service fees	130	213	329	1,437	449
Class R4 distribution and service fees	130	154	154	154	152
Class 1 distribution and service fees	4,458	95,312	128,848	173,790	240,670
Transfer agent fees	33	44	52	89	71
Accounting and legal services fees	1,032	21,963	29,706	40,082	55,492
State registration fees	33,331	28,670	28,670	28,670	28,670
Professional fees	21,919	26,962	27,786	28,880	30,541
Printing and postage	295	608	614	767	624
Custodian fees	5,250	4,375	4,375	4,375	4,375
Trustees' fees	60	2,737	3,658	4,918	6,819
Registration and filing fees	31,872	6,641	6,910	7,495	7,983
Expense recapture	—	4,118	7,947	—	—
Other	2,218	3,455	3,917	4,170	5,535
Total expenses before reductions	117,285	552,142	728,536	982,733	1,414,927
Less expense reductions	(91,280)	(18,363)	(18,336)	(18,767)	(18,386)
Net expenses	26,005	533,779	710,200	963,966	1,396,541
Net investment income (loss)	298,463	6,002,140	8,120,394	10,769,617	14,454,957
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	(13,299)	171,206	(173,043)	45,183	28,557
Investments in affiliated underlying funds	(73,878)	366,372	(247,475)	(222,286)	(162,402)
Capital gain distributions received from unaffiliated issuers	4,414	83,258	117,628	214,401	388,169
Capital gain distributions received from affiliated underlying funds	367,370	6,853,380	9,261,536	12,066,302	15,577,867
	284,607	7,474,216	8,958,646	12,103,600	15,832,191
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	142,028	(381,884)	(140,476)	(58,183)	(6,909)
Investments in affiliated underlying funds	334,458	(2,953,029)	(3,216,462)	(4,482,472)	(6,034,377)
	476,486	(3,334,913)	(3,356,938)	(4,540,655)	(6,041,286)
Net realized and unrealized gain (loss)	761,093	4,139,303	5,601,708	7,562,945	9,790,905
Increase (decrease) in net assets from operations	$1,059,556	$10,141,443	$13,722,102	$18,332,562	$24,245,862

SEE NOTES TO FINANCIAL STATEMENTS27

STATEMENTS OF OPERATIONS For the six months ended 2-28-15 (unaudited)

Continued

	Retirement Choices at 2030 Portfolio	Retirement Choices at 2025 Portfolio	Retirement Choices at 2020 Portfolio	Retirement Choices at 2015 Portfolio	Retirement Choices at 2010 Portfolio
Investment income
Income distributions received from affiliated underlying funds	$11,651,671	$9,307,575	$4,064,336	$809,384	$390,394
Dividends	7,251,707	9,666,259	8,327,019	4,255,193	2,374,754
Total investment income	18,903,378	18,973,834	12,391,355	5,064,577	2,765,148
Expenses
Investment management fees	1,482,031	2,003,617	1,792,169	969,920	608,053
Class R1 distribution and service fees	512	488	292	263	306
Class R2 distribution and service fees	941	142	747	136	490
Class R4 distribution and service fees	149	144	136	128	127
Class 1 distribution and service fees	299,236	323,802	234,076	107,479	65,621
Transfer agent fees	82	74	81	40	50
Accounting and legal services fees	68,993	74,674	54,167	24,910	15,235
State registration fees	28,670	28,670	28,670	28,670	28,670
Professional fees	32,035	32,660	30,567	27,763	26,371
Printing and postage	653	706	664	623	605
Custodian fees	4,375	4,375	4,375	4,375	4,375
Trustees' fees	8,520	9,145	6,751	3,101	1,906
Registration and filing fees	7,776	7,599	6,370	5,734	5,734
Expense recapture	—	—	—	6,009	1,099
Other	6,540	6,936	6,717	5,556	5,481
Total expenses before reductions	1,940,513	2,493,032	2,165,782	1,184,707	764,123
Less expense reductions	(18,475)	(18,472)	(18,487)	(18,426)	(24,781)
Net expenses	1,922,038	2,474,560	2,147,295	1,166,281	739,342
Net investment income (loss)	16,981,340	16,499,274	10,244,060	3,898,296	2,025,806
Realized and unrealized gain (loss)
Net realized gain (loss) on
Investments in unaffiliated issuers	205,217	747,500	1,259,339	180,142	(310,807)
Investments in affiliated underlying funds	190,027	1,341,592	4,815,107	1,910,547	145,437
Capital gain distributions received from unaffiliated issuers	727,160	1,185,922	1,230,856	579,893	327,146
Capital gain distributions received from affiliated underlying funds	16,988,979	13,389,710	5,755,282	1,044,469	489,470
	18,111,383	16,664,724	13,060,584	3,715,051	651,246
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	340,344	990,038	205,700	903,547	1,207,025
Investments in affiliated underlying funds	(7,074,635)	(7,212,047)	(7,499,919)	(2,420,329)	(321,596)
	(6,734,291)	(6,222,009)	(7,294,219)	(1,516,782)	885,429
Net realized and unrealized gain (loss)	11,377,092	10,442,715	5,766,365	2,198,269	1,536,675
Increase (decrease) in net assets from operations	$28,358,432	$26,941,989	$16,010,425	$6,096,565	$3,562,481

28SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Retirement Choices at 2055 Portfolio		Retirement Choices at 2050 Portfolio		Retirement Choices at 2045 Portfolio
	Six months ended 2-28-15	Period ended 8-31-14[1]	Six months ended 2-28-15	Year ended 8-31-14	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$298,463	$2,646	$6,002,140	$4,781,322	$8,120,394	$6,930,830
Net realized gain (loss)	284,607	(48)	7,474,216	2,420,293	8,958,646	2,887,502
Change in net unrealized appreciation (depreciation)	476,486	160,088	(3,334,913)	42,317,771	(3,356,938)	60,891,815
Increase (decrease) in net assets resulting from operations	1,059,556	162,686	10,141,443	49,519,386	13,722,102	70,710,147
Distributions to shareholders
From net investment income
Class R1	(964)	—	(1,592)	(1,182)	(2,488)	(1,203)
Class R2	(1,164)	—	(2,551)	(1,458)	(2,963)	(1,489)
Class R4	(1,364)	—	(1,987)	(1,739)	(1,993)	(1,758)
Class R6	(1,564)	—	(2,506)	(2,009)	(2,340)	(2,030)
Class 1	(294,082)	—	(6,939,260)	(4,554,669)	(9,427,553)	(6,728,756)
From net realized gain
Class R1	(197)	—	(987)	(337)	(1,032)	(338)
Class R2	(197)	—	(1,296)	(337)	(1,006)	(340)
Class R4	(197)	—	(854)	(338)	(573)	(338)
Class R6	(197)	—	(934)	(337)	(584)	(338)
Class 1	(38,075)	—	(2,654,042)	(786,185)	(2,417,157)	(1,150,127)
Total distributions	(338,001)	—	(9,606,009)	(5,348,591)	(11,857,689)	(7,886,717)
From portfolio share transactions
From portfolio share transactions	24,200,367	7,971,459	31,877,000	118,742,680	39,341,346	116,841,766
Total increase (decrease)	24,921,922	8,134,145	32,412,434	162,913,475	41,205,759	179,665,196
Net assets
Beginning of period	8,134,145	—	380,127,550	217,214,075	512,193,066	332,527,870
End of period	$33,056,067	$8,134,145	$412,539,984	$380,127,550	$553,398,825	$512,193,066
Undistributed net investment income	$2,273	$2,948	$46,330	$992,086	$61,152	$1,378,095

1	Period from 3-26-14 (commencement of operations) to 8-31-14.

SEE NOTES TO FINANCIAL STATEMENTS29

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Retirement Choices at 2040 Portfolio		Retirement Choices at 2035 Portfolio		Retirement Choices at 2030 Portfolio
	Six months ended 2-28-15	Year ended 8-31-14	Six months ended 2-28-15	Year ended 8-31-14	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)		(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$10,769,617	$9,351,261	$14,454,957	$13,352,162	$16,981,340	$16,911,680
Net realized gain (loss)	12,103,600	4,343,434	15,832,191	6,704,755	18,111,383	7,467,825
Change in net unrealized appreciation (depreciation)	(4,540,655)	81,085,176	(6,041,286)	109,078,434	(6,734,291)	125,366,307
Increase (decrease) in net assets resulting from operations	18,332,562	94,779,871	24,245,862	129,135,351	28,358,432	149,745,812
Distributions to shareholders
From net investment income
Class R1	(1,339)	(1,173)	(1,321)	(1,152)	(2,234)	(1,131)
Class R2	(8,797)	(1,455)	(5,160)	(1,468)	(6,773)	(1,462)
Class R4	(1,949)	(1,727)	(1,927)	(1,704)	(1,869)	(1,679)
Class R6	(4,303)	(3,771)	(7,120)	(3,695)	(4,827)	(5,326)
Class 1	(12,501,158)	(9,027,521)	(17,265,673)	(12,729,688)	(21,161,831)	(16,026,370)
From net realized gain
Class R1	(684)	(332)	(795)	(315)	(1,258)	(283)
Class R2	(3,662)	(334)	(2,531)	(325)	(3,100)	(295)
Class R4	(685)	(332)	(797)	(316)	(720)	(284)
Class R6	(1,309)	(626)	(2,548)	(591)	(1,606)	(776)
Class 1	(3,905,215)	(1,541,475)	(6,350,511)	(2,093,908)	(7,238,653)	(2,400,300)
Total distributions	(16,429,101)	(10,578,746)	(23,638,383)	(14,833,162)	(28,422,871)	(18,437,906)
From portfolio share transactions
From portfolio share transactions	58,689,752	149,052,899	74,198,419	191,287,803	70,131,990	245,033,235
Total increase (decrease)	60,593,213	233,254,024	74,805,898	305,589,992	70,067,551	376,341,141
Net assets
Beginning of period	687,387,137	454,133,113	955,397,714	649,807,722	1,197,180,896	820,839,755
End of period	$747,980,350	$687,387,137	$1,030,203,612	$955,397,714	$1,267,248,447	$1,197,180,896
Undistributed net investment income	$139,660	$1,887,589	$234,795	$3,061,039	$366,534	$4,562,728

30SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Retirement Choices at 2025 Portfolio		Retirement Choices at 2020 Portfolio
	Six months ended 2-28-15	Year ended 8-31-14	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$16,499,274	$19,033,320	$10,244,060	$14,666,621
Net realized gain (loss)	16,664,724	6,710,248	13,060,584	6,024,842
Change in net unrealized appreciation (depreciation)	(6,222,009)	116,338,019	(7,294,219)	64,280,158
Increase (decrease) in net assets resulting from operations	26,941,989	142,081,587	16,010,425	84,971,621
Distributions to shareholders
From net investment income
Class R1	(2,129)	(1,087)	(1,246)	(993)
Class R2	(1,449)	(1,337)	(6,203)	(1,237)
Class R4	(1,749)	(1,617)	(1,646)	(1,516)
Class R6	(7,855)	(9,800)	(7,316)	(6,567)
Class 1	(22,347,497)	(17,739,788)	(15,885,356)	(13,481,065)
From net realized gain
Class R1	(1,095)	(247)	(902)	(330)
Class R2	(600)	(244)	(3,601)	(325)
Class R4	(606)	(247)	(797)	(331)
Class R6	(2,339)	(1,280)	(3,042)	(1,222)
Class 1	(6,848,704)	(2,385,815)	(6,796,849)	(2,585,949)
Total distributions	(29,214,023)	(20,141,462)	(22,706,958)	(16,079,535)
From portfolio share transactions
From portfolio share transactions	64,587,180	236,010,811	19,840,868	121,301,053
Total increase (decrease)	62,315,146	357,950,936	13,144,335	190,193,139
Net assets
Beginning of period	1,295,329,621	937,378,685	947,750,589	757,557,450
End of period	$1,357,644,767	$1,295,329,621	$960,894,924	$947,750,589
Undistributed net investment income	$689,950	$6,551,355	$641,293	$6,299,000

SEE NOTES TO FINANCIAL STATEMENTS31

STATEMENTS OF CHANGES IN NET ASSETS

Continued

	Retirement Choices at 2015 Portfolio		Retirement Choices at 2010 Portfolio
	Six months ended 2-28-15	Year ended 8-31-14	Six months ended 2-28-15	Year ended 8-31-14
	(unaudited)		(unaudited)
Increase (decrease) in net assets
From operations
Net investment income (loss)	$3,898,296	$6,926,697	$2,025,806	$3,464,617
Net realized gain (loss)	3,715,051	2,180,956	651,246	(19,901)
Change in net unrealized appreciation (depreciation)	(1,516,782)	18,708,292	885,429	9,017,832
Increase (decrease) in net assets resulting from operations	6,096,565	27,815,945	3,562,481	12,462,548
Distributions to shareholders
From net investment income
Class R1	(982)	(854)	(843)	(611)
Class R2	(1,475)	(1,090)	(2,638)	(856)
Class R4	(1,491)	(1,365)	(1,217)	(1,126)
Class R6	(3,411)	(3,381)	(2,287)	(2,134)
Class 1	(7,064,999)	(6,687,837)	(3,699,168)	(3,375,746)
From net realized gain
Class R1	(833)	(310)	(368)	(108)
Class R2	(991)	(306)	(849)	(108)
Class R4	(829)	(313)	(310)	(110)
Class R6	(1,617)	(653)	(481)	(170)
Class 1	(3,450,235)	(1,333,468)	(807,091)	(279,281)
Total distributions	(10,526,863)	(8,029,577)	(4,515,252)	(3,660,250)
From portfolio share transactions
From portfolio share transactions	(4,740,311)	15,502,625	(9,263,828)	24,851,459
Total increase (decrease)	(9,170,609)	35,288,993	(10,216,599)	33,653,757
Net assets
Beginning of period	440,146,680	404,857,687	269,723,341	236,069,584
End of period	$430,976,071	$440,146,680	$259,506,742	$269,723,341
Undistributed net investment income	$305,842	$3,479,904	$131,877	$1,812,224

32SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights

Retirement Choices at 2055 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2015[6]	10.62	0.13		0.13	0.26	(0.10)	(0.02)	—	(0.12)	10.76	2.43	[7]	14.62	[8]	0.90	[8]	2.51	[8]	—	[9]	12
08-31-2014[5]	10.00	(0.01)		0.63	0.62	—	—	—	—	10.62	6.20	[7]	23.59	[8]	0.98	[8]	(0.22)		—	[9]	12
CLASS R2
02-28-2015[6]	10.64	0.14		0.13	0.27	(0.12)	(0.02)	—	(0.14)	10.77	2.52	[7]	14.39	[8]	0.65	[8]	2.76	[8]	—	[9]	12
08-31-2014[5]	10.00	—	[10]	0.64	0.64	—	—	—	—	10.64	6.40	[7]	23.33	[8]	0.73	[8]	0.03		—	[9]	12
CLASS R4
02-28-2015[6]	10.65	0.15		0.13	0.28	(0.14)	(0.02)	—	(0.16)	10.77	2.62	[7]	14.38	[8]	0.45	[8]	2.96	[8]	—	[9]	12
08-31-2014[5]	10.00	0.01		0.64	0.65	—	—	—	—	10.65	6.50	[7]	23.32	[8]	0.48	[8]	0.28		—	[9]	12
Class R6
02-28-2015[6]	10.66	0.17		0.12	0.29	(0.16)	(0.02)	—	(0.18)	10.77	2.72	[7]	15.40	[8]	0.23	[8]	3.19	[8]	—	[9]	12
08-31-2014[5]	10.00	0.02		0.64	0.66	—	—	—	—	10.66	6.60	[7]	24.80	[8]	0.23	[8]	0.53		—	[9]	12
CLASS 1
02-28-2015[6]	10.65	0.17		0.12	0.29	(0.15)	(0.02)	—	(0.17)	10.77	2.77	[7]	0.97	[8]	0.28	[8]	3.28	[8]	33		12
08-31-2014[5]	10.00	0.01		0.64	0.65	—	—	—	—	10.65	6.50	[7]	6.96	[8]	0.28	[8]	0.25		8		12

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%-0.65% and 0.08%-0.65% for the periods ended 2-28-15 and 8-31-14, respectively.
5	Period from 3-26-14 (commencement of operations) to 8-31-14.
6	Six months ended 2-28-15. Unaudited.
7	Not annualized.
8	Annualized.
9	Less than $500,000.
10	Less than $0.005 per share.

SEE NOTES TO FINANCIAL STATEMENTS33

Financial Highlights continued

Retirement Choices at 2050 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
			Income (loss) from investment operations				Less Distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]		Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2015[5]	12.64	0.15		0.11	0.26	(0.14)	(0.08)	—	(0.22)	12.68	2.11	[6]	7.19	[7]	0.93	[7]	2.46	[7]	—	[8]	4
08-31-2014	10.85	0.12		1.82	1.94	(0.12)	(0.03)	—	(0.15)	12.64	18.00		14.26		0.99		0.99		—	[8]	9
08-31-2013[9]	10.03	0.11		0.95	1.06	(0.07)	(0.17)	—	(0.24)	10.85	10.73	[6]	14.75	[7]	1.00	[7]	1.01	[7]	—	[8]	3	[10]
CLASS R2
02-28-2015[5]	12.64	0.20		0.08	0.28	(0.17)	(0.08)	—	(0.25)	12.67	2.28	[6]	6.63	[7]	0.67	[7]	3.29	[7]	—	[8]	4
08-31-2014	10.85	0.15		1.82	1.97	(0.15)	(0.03)	—	(0.18)	12.64	18.27		14.02		0.74		1.24		—	[8]	9
08-31-2013[9]	10.03	0.13		0.96	1.09	(0.10)	(0.17)	—	(0.27)	10.85	11.00	[6]	14.50	[7]	0.75	[7]	1.26	[7]	—	[8]	3	[10]
CLASS R4
02-28-2015[5]	12.68	0.18		0.11	0.29	(0.20)	(0.08)	—	(0.28)	12.69	2.36	[6]	8.06	[7]	0.45	[7]	2.98	[7]	—	[8]	4
08-31-2014	10.88	0.18		1.83	2.01	(0.18)	(0.03)	—	(0.21)	12.68	18.59		13.71		0.49		1.50		—	[8]	9
08-31-2013	10.06	0.16		0.95	1.11	(0.12)	(0.17)	—	(0.29)	10.88	11.24		19.82		0.50		1.49		—	[8]	3
08-31-2012[11]	10.00	0.01		0.05	0.06	—	—	—	—	10.06	0.60	[6]	21.46	[7]	0.48	[7]	0.23	[7]	—	[8]	132	[12]
Class R6
02-28-2015[5]	12.64	0.20		0.11	0.31	(0.23)	(0.08)	—	(0.31)	12.64	2.54	[6]	7.16	[7]	0.23	[7]	3.20	[7]	—	[8]	4
08-31-2014	10.85	0.21		1.82	2.03	(0.21)	(0.03)	—	(0.24)	12.64	18.83		13.65		0.24		1.72		—	[8]	9
08-31-2013[9]	10.03	0.19		0.94	1.13	(0.14)	(0.17)	—	(0.31)	10.85	11.55	[6]	14.37	[7]	0.25	[7]	1.76	[7]	—	[8]	3	[10]
CLASS 1
02-28-2015[5]	12.64	0.19		0.12	0.31	(0.23)	(0.08)	—	(0.31)	12.64	2.49	[6]	0.28	[7]	0.28	[7]	3.14	[7]	412		4
08-31-2014	10.85	0.19		1.83	2.02	(0.20)	(0.03)	—	(0.23)	12.64	18.77		0.29		0.29		1.57		380		9
08-31-2013	10.03	0.16		0.97	1.13	(0.14)	(0.17)	—	(0.31)	10.85	11.49		0.33		0.30		1.48		217		3
08-31-2012	9.14	0.11		0.91	1.02	(0.13)	—	—	(0.13)	10.03	11.30		0.38		0.23		1.14		87		132
08-31-2011[13]	10.00	—	[14]	(0.86)	(0.86)	—	—	—	—	9.14		(8.60)[6]	4.34	[7]	0.16	[7]		(0.08)[7]	11		—	[15]

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%-0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63%, and 0.48%-0.56% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12 and 8-31-11, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Period from 4-29-11 (commencement of operations) to 8-31-11.
14	Less than $0.005 per share.
15	Less than 1%.

34SEE NOTES TO FINANCIAL STATEMENTS

Retirement Choices at 2045 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)		From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2015[5]	14.17	0.17	0.13	0.30	(0.15)	(0.07)		—	(0.22)	14.25	2.14	[6]	5.18	[7]	0.97	[7]	2.53	[7]	—	[8]	4
08-31-2014	12.16	0.13	2.05	2.18	(0.13)	(0.04)		—	(0.17)	14.17	18.05		14.27		0.99		0.99		—	[8]	9
08-31-2013[9]	11.25	0.12	1.08	1.20	(0.08)	(0.21)		—	(0.29)	12.16	10.82	[6]	14.74	[7]	1.00	[7]	1.00	[7]	—	[8]	3	[10]
CLASS R2
02-28-2015[5]	14.17	0.20	0.13	0.33	(0.19)	(0.07)		—	(0.26)	14.24	2.32	[6]	5.27	[7]	0.68	[7]	2.93	[7]	—	[8]	4
08-31-2014	12.16	0.16	2.05	2.21	(0.16)	(0.04)		—	(0.20)	14.17	18.33		13.66		0.74		1.20		—	[8]	9
08-31-2013[9]	11.25	0.15	1.08	1.23	(0.11)	(0.21)		—	(0.32)	12.16	11.09	[6]	14.51	[7]	0.75	[7]	1.25	[7]	—	[8]	3	[10]
CLASS R4
02-28-2015[5]	14.21	0.21	0.13	0.34	(0.22)	(0.07)		—	(0.29)	14.26	2.42	[6]	8.07	[7]	0.45	[7]	2.98	[7]	—	[8]	4
08-31-2014	12.20	0.20	2.05	2.25	(0.20)	(0.04)		—	(0.24)	14.21	18.54		13.73		0.49		1.51		—	[8]	9
08-31-2013	11.28	0.18	1.09	1.27	(0.14)	(0.21)		—	(0.35)	12.20	11.43		19.83		0.50		1.48		—	[8]	3
08-31-2012[11]	11.23	0.01	0.04	0.05	—	—		—	—	11.28	0.45	[6]	21.41	[7]	0.49	[7]	0.21	[7]	—	[8]	124	[12]
Class R6
02-28-2015[5]	14.18	0.21	0.13	0.34	(0.25)	(0.07)		—	(0.32)	14.20	2.46	[6]	7.39	[7]	0.22	[7]	3.09	[7]	—	[8]	4
08-31-2014	12.16	0.23	2.06	2.29	(0.23)	(0.04)		—	(0.27)	14.18	18.97		13.83		0.24		1.74		—	[8]	9
08-31-2013[9]	11.25	0.21	1.07	1.28	(0.16)	(0.21)		—	(0.37)	12.16	11.64	[6]	14.35	[7]	0.25	[7]	1.74	[7]	—	[8]	3	[10]
CLASS 1
02-28-2015[5]	14.17	0.22	0.13	0.35	(0.25)	(0.07)		—	(0.32)	14.20	2.48	[6]	0.27	[7]	0.27	[7]	3.15	[7]	553		4
08-31-2014	12.16	0.22	2.05	2.27	(0.22)	(0.04)		—	(0.26)	14.17	18.83		0.29		0.29		1.61		512		9
08-31-2013	11.25	0.18	1.10	1.28	(0.16)	(0.21)		—	(0.37)	12.16	11.59		0.31		0.30		1.51		332		3
08-31-2012	10.28	0.14	0.99	1.13	(0.16)	—	[13]	—	(0.16)	11.25	11.16		0.26		0.23		1.30		169		124
08-31-2011	9.12	0.06	1.26	1.32	(0.15)	(0.01)		—	(0.16)	10.28	14.45		0.55		0.16		0.54		44		5
08-31-2010[14]	10.00	0.01	(0.89)	(0.88)	—	—		—	—	9.12		(8.80)[6]	336.54	[7]	0.16	[7]	0.39	[7]	—	[8]	—	[15]

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%-0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63%, 0.48%-0.56%, and 0.48%-0.56% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11, and 8-31-10, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.
14	Period from 4-30-10 (commencement of operations) to 8-31-10.
15	Less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS35

Financial Highlights continued

Retirement Choices at 2040 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)		From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2015[5]	14.12	0.16	0.13	0.29	(0.15)	(0.08)		—	(0.23)	14.18	2.07	[6]	7.95	[7]	0.89	[7]	2.35	[7]	—	[8]	4
08-31-2014	12.13	0.13	2.03	2.16	(0.13)	(0.04)		—	(0.17)	14.12	17.90		14.33		0.99		0.99		—	[8]	9
08-31-2013[9]	11.25	0.11	1.08	1.19	(0.08)	(0.23)		—	(0.31)	12.13	10.75	[6]	14.76	[7]	1.00	[7]	0.97	[7]	—	[8]	3	[10]
CLASS R2
02-28-2015[5]	14.12	0.23	0.06	0.29	(0.18)	(0.08)		—	(0.26)	14.15	2.10	[6]	2.53	[7]	0.73	[7]	3.28	[7]	—	[8]	4
08-31-2014	12.13	0.08	2.11	2.19	(0.16)	(0.04)		—	(0.20)	14.12	18.17		6.48		0.74		0.57		—	[8]	9
08-31-2013[9]	11.25	0.14	1.07	1.21	(0.10)	(0.23)		—	(0.33)	12.13	11.02	[6]	14.51	[7]	0.75	[7]	1.22	[7]	—	[8]	3	[10]
CLASS R4
02-28-2015[5]	14.17	0.20	0.12	0.32	(0.21)	(0.08)		—	(0.29)	14.20	2.34	[6]	8.09	[7]	0.45	[7]	2.93	[7]	—	[8]	4
08-31-2014	12.18	0.20	2.02	2.22	(0.19)	(0.04)		—	(0.23)	14.17	18.37		13.76		0.49		1.50		—	[8]	9
08-31-2013	11.29	0.17	1.08	1.25	(0.13)	(0.23)		—	(0.36)	12.18	11.34		19.65		0.50		1.45		—	[8]	3
08-31-2012[11]	11.23	0.01	0.05	0.06	—	—		—	—	11.29	0.53	[6]	21.37	[7]	0.49	[7]	0.20	[7]	—	[8]	124	[12]
Class R6
02-28-2015[5]	14.12	0.15	0.19	0.34	(0.25)	(0.08)		—	(0.33)	14.13	2.45	[6]	3.01	[7]	0.23	[7]	2.24	[7]	1		4
08-31-2014	12.13	0.23	2.02	2.25	(0.22)	(0.04)		—	(0.26)	14.12	18.72		7.57		0.24		1.73		—	[8]	9
08-31-2013[9]	11.25	0.19	1.08	1.27	(0.16)	(0.23)		—	(0.39)	12.13	11.56	[6]	13.36	[7]	0.25	[7]	1.64	[7]	—	[8]	3	[10]
CLASS 1
02-28-2015[5]	14.13	0.21	0.12	0.33	(0.24)	(0.08)		—	(0.32)	14.14	2.40	[6]	0.28	[7]	0.28	[7]	3.09	[7]	747		4
08-31-2014	12.14	0.21	2.04	2.25	(0.22)	(0.04)		—	(0.26)	14.13	18.65		0.29		0.29		1.61		686		9
08-31-2013	11.25	0.18	1.10	1.28	(0.16)	(0.23)		—	(0.39)	12.14	11.60		0.30		0.30		1.49		454		3
08-31-2012	10.28	0.14	0.98	1.12	(0.15)	—	[13]	—	(0.15)	11.25	11.09		0.25		0.23		1.28		227		124
08-31-2011	9.12	0.06	1.26	1.32	(0.15)	(0.01)		—	(0.16)	10.28	14.49		0.54		0.16		0.55		50		12
08-31-2010[14]	10.00	0.01	(0.89)	(0.88)	—	—		—	—	9.12		(8.80)[6]	336.54	[7]	0.16	[7]	0.39	[7]	—	[8]	—	[15]

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%-0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63%, 0.48%-0.56%, and 0.48%-0.56% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11, and 8-31-10, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.
14	Period from 4-30-10 (commencement of operations) to 8-31-10.
15	Less than 1%.

36SEE NOTES TO FINANCIAL STATEMENTS

Retirement Choices at 2035 Portfolio
Per share operating performance for a share outstanding throughout each period														Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions								Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)			From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2015[5]	13.98	0.13	0.15	0.28	(0.15)		(0.09)		—	(0.24)	14.02	2.02	[6]	7.11	[7]	0.89	[7]	1.95	[7]	—	[8]	4
08-31-2014	12.09	0.13	1.93	2.06	(0.13)		(0.04)		—	(0.17)	13.98	17.09		14.45		0.99		0.99		—	[8]	9
08-31-2013[9]	11.26	0.11	1.02	1.13	(0.08)		(0.22)		—	(0.30)	12.09	10.18	[6]	14.79	[7]	1.02	[7]	0.97	[7]	—	[8]	5	[10]
CLASS R2
02-28-2015[5]	13.98	0.26	0.04	0.30	(0.19)		(0.09)		—	(0.28)	14.00	2.13	[6]	4.48	[7]	0.74	[7]	3.79	[7]	—	[8]	4
08-31-2014	12.09	0.16	1.93	2.09	(0.16)		(0.04)		—	(0.20)	13.98	17.36		13.50		0.74		1.21		—	[8]	9
08-31-2013[9]	11.26	0.14	1.02	1.16	(0.11)		(0.22)		—	(0.33)	12.09	10.45	[6]	14.55	[7]	0.77	[7]	1.22	[7]	—	[8]	5	[10]
CLASS R4
02-28-2015[5]	14.03	0.19	0.13	0.32	(0.22)		(0.09)		—	(0.31)	14.04	2.29	[6]	8.18	[7]	0.46	[7]	2.83	[7]	—	[8]	4
08-31-2014	12.13	0.20	1.93	2.13	(0.19)		(0.04)		—	(0.23)	14.03	17.66		13.87		0.49		1.50		—	[8]	9
08-31-2013	11.29	0.17	1.02	1.19	(0.13)		(0.22)		—	(0.35)	12.13	10.78		19.89		0.52		1.45		—	[8]	5
08-31-2012[11]	11.23	0.01	0.05	0.06	—		—		—	—	11.29	0.53	[6]	21.34	[7]	0.49	[7]	0.25	[7]	—	[8]	128	[12]
Class R6
02-28-2015[5]	13.99	0.20	0.13	0.33	(0.25)		(0.09)		—	(0.34)	13.98	2.40	[6]	2.70	[7]	0.24	[7]	2.99	[7]	1		4
08-31-2014	12.09	0.23	1.93	2.16	(0.22)		(0.04)		—	(0.26)	13.99	18.00		7.52		0.24		1.73		—	[8]	9
08-31-2013[9]	11.26	0.19	1.02	1.21	(0.16)		(0.22)		—	(0.38)	12.09	10.99	[6]	13.42	[7]	0.27	[7]	1.65	[7]	—	[8]	5	[10]
CLASS 1
02-28-2015[5]	13.98	0.20	0.13	0.33	(0.25)		(0.09)		—	(0.34)	13.97	2.36	[6]	0.29	[7]	0.29	[7]	3.00	[7]	1,029		4
08-31-2014	12.09	0.22	1.92	2.14	(0.21)		(0.04)		—	(0.25)	13.98	17.86		0.29		0.29		1.63		955		9
08-31-2013	11.26	0.18	1.03	1.21	(0.16)		(0.22)		—	(0.38)	12.09	10.94		0.32		0.32		1.51		649		5
08-31-2012	10.30	0.14	0.98	1.12	(0.16)		—	[13]	—	(0.16)	11.26	10.98		0.24		0.23		1.28		345		128
08-31-2011	9.15	0.07	1.24	1.31	(0.14)		(0.02)		—	(0.16)	10.30	14.25		0.40		0.16		0.72		75		13
08-31-2010[14]	10.00	0.01	(0.86)	(0.85)	—		—		—	—	9.15		(8.50)[6]	335.74	[7]	0.16	[7]	0.46	[7]	—	[8]	—	[15]

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%-0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63%, 0.48%-0.56%, and 0.48%-0.56% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11, and 8-31-10, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.
14	Period from 4-30-10 (commencement of operations) to 8-31-10.
15	Less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS37

Financial Highlights continued

Retirement Choices at 2030 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)		From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2015[5]	13.64	0.16	0.09	0.25	(0.14)	(0.08)		—	(0.22)	13.67	1.89	[6]	6.05	[7]	1.00	[7]	2.45	[7]	—	[8]	5
08-31-2014	11.94	0.13	1.73	1.86	(0.13)	(0.03)		—	(0.16)	13.64	15.65		14.74		1.02		1.01		—	[8]	9
08-31-2013[9]	11.26	0.12	0.85	0.97	(0.08)	(0.21)		—	(0.29)	11.94	8.75	[6]	14.92	[7]	1.04	[7]	1.01	[7]	—	[8]	6	[10]
CLASS R2
02-28-2015[5]	13.65	0.20	0.07	0.27	(0.18)	(0.08)		—	(0.26)	13.66	1.99	[6]	3.05	[7]	0.77	[7]	2.98	[7]	—	[8]	5
08-31-2014	11.94	0.10	1.80	1.90	(0.16)	(0.03)		—	(0.19)	13.65	16.01		7.63		0.77		0.76		—	[8]	9
08-31-2013[9]	11.26	0.15	0.85	1.00	(0.11)	(0.21)		—	(0.32)	11.94	9.02	[6]	14.67	[7]	0.79	[7]	1.26	[7]	—	[8]	6	[10]
CLASS R4
02-28-2015[5]	13.69	0.18	0.11	0.29	(0.21)	(0.08)		—	(0.29)	13.69	2.16	[6]	8.37	[7]	0.49	[7]	2.69	[7]	—	[8]	5
08-31-2014	11.98	0.20	1.73	1.93	(0.19)	(0.03)		—	(0.22)	13.69	16.23		14.14		0.52		1.51		—	[8]	9
08-31-2013	11.29	0.18	0.85	1.03	(0.13)	(0.21)		—	(0.34)	11.98	9.35		19.82		0.54		1.49		—	[8]	6
08-31-2012[11]	11.21	0.01	0.07	0.08	—	—		—	—	11.29	0.71	[6]	21.28	[7]	0.52	[7]	0.33	[7]	—	[8]	122	[12]
Class R6
02-28-2015[5]	13.64	0.16	0.15	0.31	(0.24)	(0.08)		—	(0.32)	13.63	2.34	[6]	3.08	[7]	0.27	[7]	2.40	[7]	1		5
08-31-2014	11.94	0.23	1.72	1.95	(0.22)	(0.03)		—	(0.25)	13.64	16.48		5.76		0.27		1.82		—	[8]	9
08-31-2013[9]	11.26	0.18	0.87	1.05	(0.16)	(0.21)		—	(0.37)	11.94	9.55	[6]	11.95	[7]	0.29	[7]	1.59	[7]	—	[8]	6	[10]
CLASS 1
02-28-2015[5]	13.65	0.19	0.11	0.30	(0.24)	(0.08)		—	(0.32)	13.63	2.22	[6]	0.32	[7]	0.32	[7]	2.84	[7]	1,266		5
08-31-2014	11.94	0.21	1.74	1.95	(0.21)	(0.03)		—	(0.24)	13.65	16.51		0.32		0.32		1.65		1,196		9
08-31-2013	11.26	0.18	0.87	1.05	(0.16)	(0.21)		—	(0.37)	11.94	9.50		0.34		0.34		1.55		820		6
08-31-2012	10.34	0.14	0.94	1.08	(0.16)	—	[13]	—	(0.16)	11.26	10.54		0.24		0.24		1.34		433		122
08-31-2011	9.25	0.09	1.17	1.26	(0.15)	(0.02)		—	(0.17)	10.34	13.56		0.35		0.16		0.88		91		10
08-31-2010[14]	10.00	0.02	(0.77)	(0.75)	—	—		—	—	9.25		(7.50)[6]	333.40	[7]	0.16	[7]	0.63	[7]	—	[8]	—	[15]

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%-0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63%, 0.48%-0.56%, and 0.48%-0.56% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11, and 8-31-10, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.
14	Period from 4-30-10 (commencement of operations) to 8-31-10.
15	Less than 1%.

38SEE NOTES TO FINANCIAL STATEMENTS

Retirement Choices at 2025 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)		From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2015[5]	13.09	0.14	0.08	0.22	(0.13)	(0.07)		—	(0.20)	13.11	1.70	[6]	6.30	[7]	1.05	[7]	2.15	[7]	—	[8]	7
08-31-2014	11.71	0.13	1.40	1.53	(0.12)	(0.03)		—	(0.15)	13.09	13.13		15.21		1.08		1.03		—	[8]	13
08-31-2013[9]	11.29	0.12	0.59	0.71	(0.07)	(0.22)		—	(0.29)	11.71	6.40	[6]	15.15	[7]	1.09	[7]	1.04	[7]	—	[8]	9	[10]
CLASS R2
02-28-2015[5]	13.09	0.14	0.10	0.24	(0.16)	(0.07)		—	(0.23)	13.10	1.87	[6]	8.71	[7]	0.76	[7]	2.18	[7]	—	[8]	7
08-31-2014	11.71	0.16	1.40	1.56	(0.15)	(0.03)		—	(0.18)	13.09	13.40		15.08		0.83		1.28		—	[8]	13
08-31-2013[9]	11.29	0.15	0.59	0.74	(0.10)	(0.22)		—	(0.32)	11.71	6.67	[6]	14.91	[7]	0.84	[7]	1.30	[7]	—	[8]	9	[10]
CLASS R4
02-28-2015[5]	13.12	0.15	0.10	0.25	(0.19)	(0.07)		—	(0.26)	13.11	1.96	[6]	8.73	[7]	0.55	[7]	2.38	[7]	—	[8]	7
08-31-2014	11.74	0.19	1.40	1.59	(0.18)	(0.03)		—	(0.21)	13.12	13.63		14.64		0.58		1.53		—	[8]	13
08-31-2013	11.31	0.18	0.60	0.78	(0.13)	(0.22)		—	(0.35)	11.74	7.01		20.24		0.59		1.53		—	[8]	9
08-31-2012[11]	11.18	0.02	0.11	0.13	—	—		—	—	11.31	1.16	[6]	21.16	[7]	0.55	[7]	0.49	[7]	—	[8]	123	[12]
Class R6
02-28-2015[5]	13.09	0.15	0.12	0.27	(0.23)	(0.07)		—	(0.30)	13.06	2.06	[6]	2.15	[7]	0.33	[7]	2.31	[7]	1		7
08-31-2014	11.71	0.22	1.40	1.62	(0.21)	(0.03)		—	(0.24)	13.09	13.94		3.15		0.33		1.77		1		13
08-31-2013[9]	11.29	0.19	0.61	0.80	(0.16)	(0.22)		—	(0.38)	11.71	7.19	[6]	10.94	[7]	0.34	[7]	1.62	[7]	1		9	[10]
CLASS 1
02-28-2015[5]	13.09	0.16	0.10	0.26	(0.22)	(0.07)		—	(0.29)	13.06	2.02	[6]	0.38	[7]	0.38	[7]	2.55	[7]	1,356		7
08-31-2014	11.71	0.21	1.40	1.61	(0.20)	(0.03)		—	(0.23)	13.09	13.89		0.38		0.38		1.68		1,294		13
08-31-2013	11.29	0.19	0.60	0.79	(0.15)	(0.22)		—	(0.37)	11.71	7.14		0.39		0.39		1.60		937		9
08-31-2012	10.42	0.16	0.86	1.02	(0.15)	—	[13]	—	(0.15)	11.29	9.96		0.26		0.26		1.47		519		123
08-31-2011	9.40	0.12	1.06	1.18	(0.14)	(0.02)		—	(0.16)	10.42	12.57		0.30		0.16		1.20		123		14
08-31-2010[14]	10.00	0.03	(0.63)	(0.60)	—	—		—	—	9.40		(6.00)[6]	329.87	[7]	0.16	[7]	0.89	[7]	—	[8]	—	[15]

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%-0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63%, 0.48%-0.56%, and 0.48%-0.56% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11, and 8-31-10, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.
14	Period from 4-30-10 (commencement of operations) to 8-31-10.
15	Less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS39

Financial Highlights continued

Retirement Choices at 2020 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)		From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2015[5]	12.36	0.10	0.07	0.17	(0.12)	(0.09)		—	(0.21)	12.32	1.41	[6]	8.82	[7]	1.08	[7]	1.62	[7]	—	[8]	9
08-31-2014	11.40	0.12	0.99	1.11	(0.11)	(0.04)		—	(0.15)	12.36	9.78		15.97		1.15		1.02		—	[8]	16
08-31-2013[9]	11.30	0.12	0.24	0.36	(0.07)	(0.19)		—	(0.26)	11.40	3.18	[6]	15.47	[7]	1.16	[7]	1.02	[7]	—	[8]	11	[10]
CLASS R2
02-28-2015[5]	12.37	0.13	0.04	0.17	(0.15)	(0.09)		—	(0.24)	12.30	1.41	[6]	3.63	[7]	0.91	[7]	2.11	[7]	—	[8]	9
08-31-2014	11.40	0.13	1.02	1.15	(0.14)	(0.04)		—	(0.18)	12.37	10.13		10.59		0.90		1.07		—	[8]	16
08-31-2013[9]	11.30	0.15	0.24	0.39	(0.10)	(0.19)		—	(0.29)	11.40	3.44	[6]	15.22	[7]	0.91	[7]	1.27	[7]	—	[8]	11	[10]
CLASS R4
02-28-2015[5]	12.38	0.12	0.07	0.19	(0.18)	(0.09)		—	(0.27)	12.30	1.58	[6]	9.23	[7]	0.63	[7]	2.03	[7]	—	[8]	9
08-31-2014	11.41	0.18	1.00	1.18	(0.17)	(0.04)		—	(0.21)	12.38	10.39		15.33		0.65		1.52		—	[8]	16
08-31-2013	11.31	0.17	0.24	0.41	(0.12)	(0.19)		—	(0.31)	11.41	3.69		20.55		0.66		1.50		—	[8]	11
08-31-2012[11]	11.13	0.03	0.15	0.18	—	—		—	—	11.31	1.62	[6]	21.05	[7]	0.60	[7]	0.76	[7]	—	[8]	127	[12]
Class R6
02-28-2015[5]	12.36	0.13	0.08	0.21	(0.21)	(0.09)		—	(0.30)	12.27	1.75	[6]	2.50	[7]	0.41	[7]	2.13	[7]	1		9
08-31-2014	11.40	0.21	0.99	1.20	(0.20)	(0.04)		—	(0.24)	12.36	10.59		4.41		0.40		1.75		—	[8]	16
08-31-2013[9]	11.30	0.19	0.25	0.44	(0.15)	(0.19)		—	(0.34)	11.40	3.95	[6]	12.08	[7]	0.41	[7]	1.71	[7]	—	[8]	11	[10]
CLASS 1
02-28-2015[5]	12.36	0.13	0.08	0.21	(0.21)	(0.09)		—	(0.30)	12.27	1.71	[6]	0.46	[7]	0.46	[7]	2.19	[7]	960		9
08-31-2014	11.39	0.20	1.00	1.20	(0.19)	(0.04)		—	(0.23)	12.36	10.63		0.45		0.45		1.69		947		16
08-31-2013	11.30	0.18	0.25	0.43	(0.15)	(0.19)		—	(0.34)	11.39	3.81		0.46		0.46		1.61		757		11
08-31-2012	10.54	0.17	0.74	0.91	(0.15)	—	[13]	—	(0.15)	11.30	8.75		0.29		0.29		1.62		448		127
08-31-2011	9.70	0.17	0.81	0.98	(0.11)	(0.03)		—	(0.14)	10.54	10.13		0.32		0.16		1.60		105		12
08-31-2010[14]	10.00	0.05	(0.35)	(0.30)	—	—		—	—	9.70		(3.00)[6]	323.16	[7]	0.16	[7]	1.41	[7]	—	[8]	—	[15]

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%-0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63%, 0.48%-0.56%, and 0.48%-0.56% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11, and 8-31-10, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.
14	Period from 4-30-10 (commencement of operations) to 8-31-10.
15	Less than 1%.

40SEE NOTES TO FINANCIAL STATEMENTS

Retirement Choices at 2015 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)		From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2015[5]	11.50	0.07	0.06	0.13	(0.11)	(0.09)		—	(0.20)	11.43	1.14	[6]	9.94	[7]	1.17	[7]	1.19	[7]	—	[8]	11
08-31-2014	10.98	0.10	0.55	0.65	(0.09)	(0.04)		—	(0.13)	11.50	5.95		16.81		1.25		0.91		—	[8]	22
08-31-2013[9]	11.26	0.11	(0.14)	(0.03)	(0.07)	(0.18)		—	(0.25)	10.98		(0.30)[6]	15.88	[7]	1.25	[7]	0.93	[7]	—	[8]	27	[10]
CLASS R2
02-28-2015[5]	11.50	0.08	0.06	0.14	(0.14)	(0.09)		—	(0.23)	11.41	1.22	[6]	9.21	[7]	0.91	[7]	1.48	[7]	—	[8]	11
08-31-2014	10.98	0.13	0.55	0.68	(0.12)	(0.04)		—	(0.16)	11.50	6.22		16.81		1.00		1.16		—	[8]	22
08-31-2013[9]	11.26	0.13	(0.13)	—	(0.10)	(0.18)		—	(0.28)	10.98		(0.05)[6]	15.64	[7]	1.00	[7]	1.18	[7]	—	[8]	27	[10]
CLASS R4
02-28-2015[5]	11.50	0.09	0.07	0.16	(0.17)	(0.09)		—	(0.26)	11.40	1.39	[6]	9.86	[7]	0.71	[7]	1.65	[7]	—		11
08-31-2014	10.98	0.16	0.55	0.71	(0.15)	(0.04)		—	(0.19)	11.50	6.48		16.19		0.75		1.42		—	[8]	22
08-31-2013	11.26	0.16	(0.14)	0.02	(0.12)	(0.18)		—	(0.30)	10.98	0.20		21.18		0.75		1.42		—	[8]	27
08-31-2012[11]	11.03	0.04	0.19	0.23	—	—		—	—	11.26	2.09	[6]	20.89	[7]	0.66	[7]	1.04	[7]	—	[8]	133	[12]
Class R6
02-28-2015[5]	11.51	0.11	0.06	0.17	(0.20)	(0.09)		—	(0.29)	11.39	1.46	[6]	5.15	[7]	0.49	[7]	1.87	[7]	—	[8]	11
08-31-2014	10.98	0.19	0.56	0.75	(0.18)	(0.04)		—	(0.22)	11.51	6.84		8.15		0.50		1.66		—	[8]	22
08-31-2013[9]	11.26	0.18	(0.13)	0.05	(0.15)	(0.18)		—	(0.33)	10.98	0.45	[6]	12.19	[7]	0.50	[7]	1.64	[7]	—	[8]	27	[10]
CLASS 1
02-28-2015[5]	11.51	0.10	0.06	0.16	(0.19)	(0.09)		—	(0.28)	11.39	1.41	[6]	0.54	[7]	0.54	[7]	1.81	[7]	430		11
08-31-2014	10.98	0.18	0.56	0.74	(0.17)	(0.04)		—	(0.21)	11.51	6.79		0.55		0.55		1.61		440		22
08-31-2013	11.26	0.18	(0.13)	0.05	(0.15)	(0.18)		—	(0.33)	10.98	0.40		0.55		0.55		1.57		404		27
08-31-2012	10.68	0.19	0.54	0.73	(0.15)	—	[13]	—	(0.15)	11.26	6.92		0.32		0.31		1.79		293		133
08-31-2011	10.03	0.23	0.55	0.78	(0.09)	(0.04)		—	(0.13)	10.68	7.85		0.41		0.16		2.21		70		26
08-31-2010[14]	10.00	0.07	(0.04)	0.03	—	—		—	—	10.03	0.30	[6]	315.94	[7]	0.16	[7]	1.96	[7]	—	[8]	—	[15]

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%-0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63%, 0.48%-0.56%, and 0.48%-0.56% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11, and 8-31-10, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.
14	Period from 4-30-10 (commencement of operations) to 8-31-10.
15	Less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS41

Financial Highlights continued

Retirement Choices at 2010 Portfolio
Per share operating performance for a share outstanding throughout each period													Ratios and supplemental data
			Income (loss) from investment operations			Less Distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net invest- ment income (loss) ($)[1,2]	Net realized and unrealized gain (loss on invest- ments ($)	Total from invest- ment operations ($)	From net invest- ment income ($)	From net realized gain ($)		From tax return of capital ($)	Total distribu- tions ($)	Net asset value, end of period ($)	Total return (%)[3]		Expenses before reductions (%)[4]		Expenses including reductions (%)[4]		Net investment income (loss) (%)[2]		Net assets, end of period (in millions)		Portfolio turnover (%)
CLASS R1
02-28-2015[5]	11.24	0.05	0.06	0.11	(0.08)	(0.03)		—	(0.11)	11.24	1.00	[6]	8.86	[7]	1.20	[7]	0.89	[7]	—	[8]	17
08-31-2014	10.85	0.07	0.40	0.47	(0.07)	(0.01)		—	(0.08)	11.24	4.35		17.28		1.27		0.66		—	[8]	26
08-31-2013[9]	11.21	0.08	(0.19)	(0.11)	(0.06)	(0.19)		—	(0.25)	10.85		(1.03)[6]	16.02	[7]	1.28	[7]	0.73	[7]	—	[8]	46	[10]
CLASS R2
02-28-2015[5]	11.24	0.07	0.05	0.12	(0.11)	(0.03)		—	(0.14)	11.22	1.08	[6]	5.00	[7]	1.00	[7]	1.23	[7]	—	[8]	17
08-31-2014	10.85	0.09	0.41	0.50	(0.10)	(0.01)		—	(0.11)	11.24	4.62		11.28		1.02		0.83		—	[8]	26
08-31-2013[9]	11.21	0.11	(0.19)	(0.08)	(0.09)	(0.19)		—	(0.28)	10.85		(0.78)[6]	15.78	[7]	1.03	[7]	0.98	[7]	—	[8]	46	[10]
CLASS R4
02-28-2015[5]	11.23	0.08	0.06	0.14	(0.14)	(0.03)		—	(0.17)	11.20	1.24	[6]	10.01	[7]	0.73	[7]	1.38	[7]	—	[8]	17
08-31-2014	10.84	0.13	0.40	0.53	(0.13)	(0.01)		—	(0.14)	11.23	4.88		16.41		0.77		1.16		—	[8]	26
08-31-2013	11.20	0.13	(0.18)	(0.05)	(0.12)	(0.19)		—	(0.31)	10.84	(0.53)		21.14		0.78		1.21		—	[8]	46
08-31-2012[11]	10.96	0.04	0.20	0.24	—	—		—	—	11.20	2.19	[6]	20.84	[7]	0.69	[7]	1.06	[7]	—	[8]	148	[12]
Class R6
02-28-2015[5]	11.23	0.08	0.08	0.16	(0.17)	(0.03)		—	(0.20)	11.19	1.40	[6]	5.41	[7]	0.51	[7]	1.44	[7]	—	[8]	17
08-31-2014	10.85	0.16	0.38	0.54	(0.15)	(0.01)		—	(0.16)	11.23	5.05		10.91		0.52		1.41		—	[8]	26
08-31-2013[9]	11.21	0.16	(0.18)	(0.02)	(0.15)	(0.19)		—	(0.34)	10.85		(0.28)[6]	14.94	[7]	0.53	[7]	1.48	[7]	—	[8]	46	[10]
CLASS 1
02-28-2015[5]	11.23	0.09	0.06	0.15	(0.16)	(0.03)		—	(0.19)	11.19	1.35	[6]	0.57	[7]	0.56	[7]	1.54	[7]	259		17
08-31-2014	10.85	0.15	0.39	0.54	(0.15)	(0.01)		—	(0.16)	11.23	5.00		0.57		0.57		1.35		269		26
08-31-2013	11.21	0.15	(0.18)	(0.03)	(0.14)	(0.19)		—	(0.33)	10.85	(0.33)		0.58		0.58		1.36		236		46
08-31-2012	10.75	0.20	0.43	0.63	(0.17)	—	[13]	—	(0.17)	11.21	5.96		0.35		0.33		1.83		197		148
08-31-2011	10.37	0.29	0.24	0.53	(0.10)	(0.05)		—	(0.15)	10.75	5.19		0.44		0.16		2.82		52		109
08-31-2010[14]	10.00	0.09	0.28	0.37	—	—		—	—	10.37	3.70	[6]	308.90	[7]	0.16	[7]	2.55	[7]	—	[8]	—	[15]

1	Based on average daily shares outstanding.
2	Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests.
3	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
4	Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08%-0.65%, 0.08%-0.65%, 0.10%-0.65%, 0.10%-0.63%, 0.48%-0.56%, and 0.48%-0.56% for the periods ended 2-28-15, 8-31-14, 8-31-13, 8-31-12, 8-31-11, and 8-31-10, respectively.
5	Six months ended 2-28-15. Unaudited.
6	Not annualized.
7	Annualized.
8	Less than $500,000.
9	The inception date for Class R1, Class R2 and Class R6 shares is 9-4-12.
10	The portfolio turnover is shown for the period from 9-1-12 to 8-31-13.
11	The inception date for Class R4 shares is 5-1-12.
12	The portfolio turnover is shown for the period from 9-1-11 to 8-31-12.
13	Less than $0.005 per share.
14	Period from 4-30-10 (commencement of operations) to 8-31-10.
15	Less than 1%.

42SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements (unaudited)

Note 1 — Organization

John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series, 10 of which (collectively Retirement Choices Portfolios or the portfolios, and each individually, the portfolio) are presented in this report. The Retirement Choices Portfolios are series of the Trust and operate as "funds of funds" that invest in other series of the Trust, other funds in the John Hancock funds and certain other investments.

The portfolios may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class R1, Class R2 and Class R4 shares are available only to certain retirement plans. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporation (MFC). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

The accounting policies of the John Hancock underlying funds in which the portfolios invest are outlined in the underlying funds' shareholder reports, which include the underlying funds' financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC's public reference room in Washington, D.C. The underlying funds are not covered by this report.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The portfolios qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the portfolios:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the portfolios use the following valuation techniques: Investments by the portfolios in underlying affiliated funds and/or other open-end management investment companies are valued at their respective net asset values each business day. Exchange-traded funds held by the portfolios are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

The portfolios use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the portfolios' own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2015, all investments are categorized as Level 1 under the hierarchy described above.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the portfolios become aware of the dividends. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The portfolios may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the portfolios' custodian agreement, the custodian may loan money to the portfolios to make properly authorized payments. The portfolios are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any portfolio property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the portfolios and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating portfolio on a pro rata basis and is reflected in other expenses on the Statements of operations. For the six months ended February 28, 2015 the portfolios had no borrowings under the line of credit.

43

Commitment fees for the six months ended February 28, 2015 were as follows:

Portfolio	Commitment fee	Portfolio	Commitment fee
Retirement Choices at 2055 Portfolio	$293	Retirement Choices at 2030 Portfolio	$415
Retirement Choices at 2050 Portfolio	257	Retirement Choices at 2025 Portfolio	433
Retirement Choices at 2045 Portfolio	282	Retirement Choices at 2020 Portfolio	366
Retirement Choices at 2040 Portfolio	317	Retirement Choices at 2015 Portfolio	269
Retirement Choices at 2035 Portfolio	369	Retirement Choices at 2010 Portfolio	235

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual portfolio are allocated to such portfolio. Expenses that are not readily attributable to a specific portfolio are allocated among all portfolios in an equitable manner, taking into consideration, among other things, the nature and type of expense and the portfolio's relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the portfolio level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any and transfer agent fees for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class-specific expenses, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes. Each portfolio intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of August 31, 2014, the portfolios had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The portfolios' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned at February 28, 2015, including short-term investments, for federal income tax purposes, were as follows:

Portfolio	Aggregate cost	Unrealized appreciation	Unrealized (depreciation)	Net unrealized appreciation/ (depreciation)
Retirement Choices at 2055 Portfolio	$32,277,892	$652,952	($16,911)	$636,041
Retirement Choices at 2050 Portfolio	359,310,091	53,763,584	(542,098)	53,221,486
Retirement Choices at 2045 Portfolio	470,273,192	83,655,702	(562,437)	83,093,265
Retirement Choices at 2040 Portfolio	636,529,539	112,034,567	(627,383)	111,407,184
Retirement Choices at 2035 Portfolio	879,872,302	151,539,979	(985,826)	150,554,153
Retirement Choices at 2030 Portfolio	1,097,181,540	171,498,192	(1,450,253)	170,047,939
Retirement Choices at 2025 Portfolio	1,203,465,458	155,058,712	(1,751,180)	153,307,532
Retirement Choices at 2020 Portfolio	887,832,406	74,905,267	(2,583,552)	72,321,715
Retirement Choices at 2015 Portfolio	419,013,736	14,080,191	(1,264,157)	12,816,034
Retirement Choices at 2010 Portfolio	253,066,450	7,203,210	(487,430)	6,715,780

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The portfolios generally declare and pay dividends and capital gain distributions, if any, annually.

Distributions paid by the portfolios with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals.

Note 3 — Guarantees and indemnifications

Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the portfolios. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the portfolios. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the portfolios. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation.

44

Management fee. The portfolios have an investment management agreement with the Advisor under which the portfolios pay a daily management fee to the Advisor, on an annual basis, as detailed below. Aggregate net assets include the net assets of the portfolios and the net assets of similar funds of the Trust. John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC, both indirectly owned subsidiaries of MFC and affiliates of the Advisor, act as subadvisors to the portfolios. The portfolios are not responsible for payment of the subadvisory fees.

The advisory fee has two components: (a) a fee on assets invested in affiliated funds (Affiliated fund assets) and (b) a fee on assets not invested in affiliated funds (Other assets). Affiliated funds are any funds of the Trust or John Hancock Funds III.

The rates, outlined below, are applied to the Affiliated fund assets and Other assets of each portfolio.

	First 7.5 billion of aggregate net assets	Excess over $7.5 billion of aggregate net assets
Affiliate fund assets	0.06%	0.05%
Other assets	0.51%	0.50%

Expense reimbursements. Effective January 1, 2015, the Advisor has contractually agreed to reduce its management fee and/or make payment to each portfolio in an amount equal to the amount by which "Other expenses" of each portfolio exceed 0.05% of the average annual net assets (on an annualized basis) of each portfolio. "Other expenses" means all of the expenses of each portfolio, excluding certain expenses such as advisory fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of each portfolio's business, distribution and service (Rule 12b-1) fees, transfer agency and service fees, underlying fund expenses (acquired fund fees), and short dividend expense and all other class level expenses. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2015, this waiver also excluded blue sky fees and printing and postage.

The Advisor has contractually agreed to waive and/or reimburse all class-specific expenses for Class R1, Class R2, Class R4, and Class R6 shares of the portfolios, including Rule 12b-1 fees, transfer agent and service fees, as applicable, to the extent they exceed 0.75%, 0.50%, 0.25% and 0.00%, of the portfolios' average annual net assets (on an annualized basis), respectively. The current expense limitation agreement expires on December 31, 2015, unless renewed by mutual agreement of the portfolios and the advisor based upon a determination that this is appropriate under the circumstances at that time. Prior to January 1, 2015, this waiver also included blue sky fees and printing and postage.

The Advisor has voluntarily agreed to waive its advisory fee or reimburse the portfolios so that the aggregate advisory fee retained by the Advisor with respect to each portfolio and the underlying investments in a portfolio does not exceed 0.51% of the portfolio's first $7.5 billion of average daily net assets and 0.50% of the portfolio's average daily net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the portfolios.

For the six months ended February 28, 2015, the expense reductions to these plans amounted to the following and are reflected as a reduction of total expenses in the Statements of operations:

	Expense reimbursement by class
Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total
Retirement Choices at 2055 Portfolio	$7,135	$7,155	$7,208	$7,915	$61,815	$91,228
Retirement Choices at 2050 Portfolio	4,499	4,505	4,638	4,659	—	18,301
Retirement Choices at 2045 Portfolio	4,468	4,507	4,638	4,661	—	18,274
Retirement Choices at 2040 Portfolio	4,513	4,770	4,639	4,783	—	18,705
Retirement Choices at 2035 Portfolio	4,512	4,483	4,639	4,691	—	18,325
Retirement Choices at 2030 Portfolio	4,491	4,578	4,640	4,706	—	18,415
Retirement Choices at 2025 Portfolio	4,496	4,518	4,640	4,761	—	18,415
Retirement Choices at 2020 Portfolio	4,519	4,544	4,641	4,729	—	18,433
Retirement Choices at 2015 Portfolio	4,525	4,525	4,642	4,683	—	18,375
Retirement Choices at 2010 Portfolio	4,516	4,547	4,645	4,677	6,345	24,730

Expense recapture. Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the portfolios were below their expense limitation during this period. The table below outlines the amounts recovered during the six months ended February 28, 2015. Effective October 1, 2014, the expense recapture program was terminated.

Portfolio	Amounts recovered during the period ended February 28, 2015
Retirement Choices at 2050 Portfolio	$4,118
Retirement Choices at 2045 Portfolio	7,947
Retirement Choices at 2015 Portfolio	6,009
Retirement Choices at 2010 Portfolio	1,099

45

	Amounts recovered by class
Portfolio	Class R1	Class R2	Class R4	Class R6	Class 1	Total
Retirement Choices at 2050 Portfolio	$2	$1	$1	$1	$4,113	$4,118
Retirement Choices at 2045 Portfolio	3	3	2	2	7,937	7,947
Retirement Choices at 2015 Portfolio	1	1	1	3	6,003	6,009
Retirement Choices at 2010 Portfolio	—	1	—	1	1,097	1,099

The investment management fees incurred for the six months ended February 28, 2015, including expense waivers and amounts recaptured as described above, were equivalent to a net annual effective rate of the portfolios' average daily net assets as follows:

Portfolio	Annual effective rate	Portfolio	Annual effective rate
Retirement Choices at 2055 Portfolio	—	Retirement Choices at 2030 Portfolio	0.24%
Retirement Choices at 2050 Portfolio	0.18%	Retirement Choices at 2025 Portfolio	0.31%
Retirement Choices at 2045 Portfolio	0.18%	Retirement Choices at 2020 Portfolio	0.38%
Retirement Choices at 2040 Portfolio	0.19%	Retirement Choices at 2015 Portfolio	0.44%
Retirement Choices at 2035 Portfolio	0.21%	Retirement Choices at 2010 Portfolio	0.44%

Accounting and legal services. Pursuant to a service agreement, the portfolios reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the portfolios, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2015 amounted to an annual rate of 0.01% of the portfolios' average daily net assets.

Distribution and service plans. The portfolios have a distribution agreement with the Distributor. The portfolios have adopted distribution and service plans with respect to Class R1, Class R2, Class R4 and Class 1 shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the portfolios. In addition, under a service plan for Class R1, Class R2 and Class R4 shares, the portfolios pay for certain other services. The portfolios may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the portfolios' shares.

Class	Rule 12b-1 Fee	Service Fee	Class	Rule 12b-1 Fee	Service Fee
Class R1	0.50%	0.25%	Class R4	0.25%	0.10%
Class R2	0.25%	0.25%	Class 1	0.05%	—

The portfolios' Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class R4 shares to limit the Rule 12b-1 fees on Class R4 to 0.15% of average daily net assets of Class R4 shares, until at least December 31, 2015, unless renewed by mutual agreement of the portfolio and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to the following for Class R4 shares for the six months ended February 28, 2015:

Portfolio	Class R4 Rule 12b-1 Reimbursement	Portfolio	Class R4 Rule 12b-1 Reimbursement
Retirement Choices at 2055 Portfolio	$52	Retirement Choices at 2030 Portfolio	$60
Retirement Choices at 2050 Portfolio	62	Retirement Choices at 2025 Portfolio	57
Retirement Choices at 2045 Portfolio	62	Retirement Choices at 2020 Portfolio	54
Retirement Choices at 2040 Portfolio	62	Retirement Choices at 2015 Portfolio	51
Retirement Choices at 2035 Portfolio	61	Retirement Choices at 2010 Portfolio	51

Transfer agent fees. The portfolios have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the portfolios and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

46

Class level expenses. Class level expenses for the six months ended February 28, 2015 were:

Portfolio	Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Retirement Choices at 2055 Portfolio	Class R1	$260	$8	$6,805	$43
	Class R2	130	8	6,826	43
	Class R4	130	8	6,826	43
	Class R6	—	9	7,467	70
	Class 1	4,458	—	—	—
	Total	$4,978	$33	$27,924	$199
Retirement Choices at 2050 Portfolio	Class R1	$381	$11	$4,517	$93
	Class R2	213	12	4,517	93
	Class R4	154	10	4,580	93
	Class R6	—	11	4,517	131
	Class 1	95,312	—	—	—
	Total	$96,060	$44	$18,131	$410
Retirement Choices at 2045 Portfolio	Class R1	$638	$16	$4,517	$93
	Class R2	329	16	4,517	94
	Class R4	154	10	4,580	93
	Class R6	—	10	4,517	134
	Class 1	128,848	—	—	—
	Total	$129,969	$52	$18,131	$414
Retirement Choices at 2040 Portfolio	Class R1	$320	$10	$4,517	$93
	Class R2	1,437	40	4,517	93
	Class R4	154	10	4,580	93
	Class R6	—	29	4,517	238
	Class 1	173,790	—	—	—
	Total	$175,701	$89	$18,131	$517
Retirement Choices at 2035 Portfolio	Class R1	$363	$12	$4,517	$92
	Class R2	449	19	4,517	93
	Class R4	152	10	4,580	93
	Class R6	—	30	4,517	142
	Class 1	240,670	—	—	—
	Total	$241,634	$71	$18,131	$420
Retirement Choices at 2030 Portfolio	Class R1	$512	$14	$4,517	$92
	Class R2	941	31	4,517	93
	Class R4	149	9	4,580	93
	Class R6	—	28	4,517	162
	Class 1	299,236	—	—	—
	Total	$300,838	$82	$18,131	$440
Retirement Choices at 2025 Portfolio	Class R1	$488	$13	$4,517	$92
	Class R2	142	9	4,517	92
	Class R4	144	9	4,580	92
	Class R6	—	43	4,517	200
	Class 1	323,802	—	—	—
	Total	$324,576	$74	$18,131	$476
Retirement Choices at 2020 Portfolio	Class R1	$292	$9	$4,517	$92
	Class R2	747	26	4,517	90
	Class R4	136	9	4,580	92
	Class R6	—	37	4,517	173
	Class 1	234,076	—	—	—
	Total	$235,251	$81	$18,131	$447

47

Portfolio	Class	Distribution and service fees	Transfer agent fees	State registration fees	Printing and postage
Retirement Choices at 2015 Portfolio	Class R1	$263	$8	$4,517	$89
	Class R2	136	9	4,517	89
	Class R4	128	8	4,580	90
	Class R6	—	15	4,517	152
	Class 1	107,479	—	—	—
	Total	$108,006	$40	$18,131	$420
Retirement Choices at 2010 Portfolio	Class R1	$306	$9	$4,517	$89
	Class R2	490	18	4,517	89
	Class R4	127	8	4,580	90
	Class R6	—	15	4,517	140
	Class 1	65,621	—	—	—
	Total	$66,544	$50	$18,131	$408

Effective January 1, 2015, state registration fees and printing and postage are treated as portfolio level expenses and are not included in the table above. For the period January 1, 2015 to February 28, 2015, state registration fees and printing and postage were as follows:

Portfolio	State registration fees	Printing and postage	Portfolio	State registration fees	Printing and postage
Retirement Choices at 2055 Portfolio	$5,407	$96	Retirement Choices at 2030 Portfolio	$10,539	$213
Retirement Choices at 2050 Portfolio	10,539	198	Retirement Choices at 2025 Portfolio	10,539	230
Retirement Choices at 2045 Portfolio	10,539	200	Retirement Choices at 2020 Portfolio	10,539	217
Retirement Choices at 2040 Portfolio	10,539	250	Retirement Choices at 2015 Portfolio	10,539	203
Retirement Choices at 2035 Portfolio	10,539	204	Retirement Choices at 2010 Portfolio	10,539	197

Trustee expenses. The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each portfolio based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Portfolio share transactions

Transactions in the portfolios' shares for the six months ended February 28, 2015 and for the year ended August 31, 2014 were as follows:

Retirement Choices at 2055 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14[1]
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R2 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R4 shares
Sold	—	—	10,000	$100,000
Net increase	—	—	10,000	$100,000
Class R6 shares
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	2,427,378	$25,478,367	755,387	$7,910,264
Distributions reinvested	31,262	330,436	—	—
Repurchased	(152,603)	(1,608,436)	(31,810)	(338,805)
Net increase	2,306,037	$24,200,367	723,577	$7,571,459
Total net increase	2,306,037	$24,200,367	763,577	$7,971,459

1 Period from 3-26-14 (commencement of operations) to 8-31-14.

48

Retirement Choices at 2050 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	1,545	$19,135	1,124	$14,177
Distributions reinvested	28	356	—	—
Net increase	1,573	$19,491	1,124	$14,177
Class R2 shares
Sold	5,141	$64,599	390	$4,894
Distributions reinvested	106	1,320	—	—
Repurchased	(11)	(137)	—	—
Net increase	5,236	$65,782	390	$4,894
Class R6 shares
Sold	557	$6,900	749	$9,179
Distributions reinvested	25	303	—	—
Repurchased	(6)	(74)	—	—
Net Increase	576	$7,129	749	$9,179
Class 1 shares
Sold	3,184,011	$39,456,773	10,086,346	$119,364,616
Distributions reinvested	774,278	9,593,302	453,383	5,340,854
Repurchased	(1,402,843)	(17,265,477)	(497,822)	(5,991,040)
Net increase	2,555,446	$31,784,598	10,041,907	$118,714,430
Total net increase	2,562,831	$31,877,000	10,044,170	$118,742,680

Retirement Choices at 2045 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	10,143	$143,180	154	$2,155
Distributions reinvested	112	1,569	—	—
Repurchased	(136)	(1,867)	—	—
Net increase	10,119	$142,882	154	$2,155
Class R2 shares
Sold	6,925	$97,556	3,835	$53,280
Distributions reinvested	110	1,538	—	—
Repurchased	(3,913)	(53,804)	—	—
Net increase	3,122	$45,290	3,835	$53,280
Class R6 shares
Sold	4,257	$59,757	136	$1,907
Distributions reinvested	4	56	—	—
Net Increase	4,261	$59,813	136	$1,907
Class 1 shares
Sold	3,471,971	$48,231,703	8,899,667	$118,324,090
Distributions reinvested	850,913	11,844,710	596,885	7,878,883
Repurchased	(1,518,047)	(20,983,052)	(701,115)	(9,418,549)
Net increase	2,804,837	$39,093,361	8,795,437	$116,784,424
Total net increase	2,822,339	$39,341,346	8,799,562	$116,841,766

49

Retirement Choices at 2040 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	1,741	$23,981	—	—
Repurchased	(141)	(1,918)	—	—
Net increase	1,600	$22,063	—	—
Class R2 shares
Sold	8,538	$118,316	39,824	$537,892
Distributions reinvested	729	10,133	—	—
Repurchased	(42,069)	(574,823)	(6,064)	(83,091)
Net increase (decrease)	(32,802)	($446,374)	33,760	$454,801
Class R6 shares
Sold	41,107	$560,019	520	$6,918
Distributions reinvested	193	2,679	157	2,067
Repurchased	(2,224)	(30,196)	(341)	(4,690)
Net Increase	39,076	$532,502	336	$4,295
Class 1 shares
Sold	4,780,335	$66,238,712	11,306,598	$150,196,776
Distributions reinvested	1,182,867	16,406,373	802,505	10,568,996
Repurchased	(1,741,500)	(24,063,524)	(902,243)	(12,171,969)
Net increase	4,221,702	$58,581,561	11,206,860	$148,593,803
Total net increase	4,229,576	$58,689,752	11,240,956	$149,052,899

Retirement Choices at 2035 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	7,252	$98,985	—	—
Repurchased	(305)	(4,117)	—	—
Net increase	6,947	$94,868	—	—
Class R2 shares
Sold	17,781	$247,412	1,768	$23,822
Distributions reinvested	384	5,275	4	53
Repurchased	(42)	(568)	—	—
Net increase	18,123	$252,119	1,772	$23,875
Class R6 shares
Sold	33,881	$466,232	808	$10,683
Distributions reinvested	485	6,651	153	1,998
Repurchased	(287)	(3,958)	(53)	(705)
Net Increase	34,079	$468,925	908	$11,976
Class 1 shares
Sold	5,875,787	$80,674,744	14,907,672	$196,031,585
Distributions reinvested	1,723,809	23,616,184	1,135,907	14,823,596
Repurchased	(2,260,324)	(30,908,421)	(1,479,481)	(19,603,229)
Net increase	5,339,272	$73,382,507	14,564,098	$191,251,952
Total net increase	5,398,421	$74,198,419	14,566,778	$191,287,803

50

Retirement Choices at 2030 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	9,691	$130,978	—	—
Distributions reinvested	112	1,503	—	—
Repurchased	(93)	(1,241)	—	—
Net increase	9,710	$131,240	—	—
Class R2 shares
Sold	7,320	$99,356	24,540	$319,742
Distributions reinvested	566	7,589	6	73
Repurchased	(21,609)	(286,375)	(1,650)	(21,849)
Net increase (decrease)	(13,723)	($179,430)	22,896	$297,966
Class R6 shares
Sold	22,347	$295,146	887	$11,451
Distributions reinvested	266	3,562	303	3,876
Repurchased	(2,374)	(32,168)	(3,326)	(42,570)
Net Increase	20,239	$266,540	(2,136)	($27,243)
Class 1 shares
Sold	6,476,794	$86,969,502	18,963,262	$244,848,742
Distributions reinvested	2,122,607	28,400,484	1,440,709	18,426,670
Repurchased	(3,400,198)	(45,456,346)	(1,414,819)	(18,512,900)
Net increase	5,199,203	$69,913,640	18,989,152	$244,762,512
Total net increase	5,215,429	$70,131,990	19,009,912	$245,033,235

Retirement Choices at 2025 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	11,373	$147,582	129	$1,574
Distributions reinvested	113	1,457	—	—
Repurchased	(3,024)	(39,329)	(82)	(1,041)
Net increase	8,462	$109,710	47	$533
Class R6 shares
Sold	18,475	$233,378	2,715	$33,857
Distributions reinvested	590	7,580	727	8,970
Repurchased	(11,499)	(148,829)	(3,287)	(41,748)
Net Increase	7,566	$92,129	155	$1,079
Class 1 shares
Sold	6,815,482	$88,153,518	20,615,747	$257,914,520
Distributions reinvested	2,273,847	29,196,201	1,630,924	20,125,603
Repurchased	(4,114,091)	(52,964,378)	(3,353,045)	(42,030,924)
Net increase	4,975,238	$64,385,341	18,893,626	$236,009,199
Total net increase	4,991,266	$64,587,180	18,893,828	$236,010,811

51

Retirement Choices at 2020 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	1,561	$19,169	133	$1,574
Distributions reinvested	23	278	—	—
Repurchased	(263)	(3,195)	(85)	(1,029)
Net increase	1,321	$16,252	48	$545
Class R2 shares
Sold	25,926	$318,929	12,974	$155,571
Distributions reinvested	632	7,666	—	—
Repurchased	(13,516)	(164,094)	(27)	(331)
Net increase	13,042	$162,501	12,947	$155,240
Class R4 shares
Sold	—	—	33	$389
Repurchased	—	—	(33)	(395)
Net decrease	—	—	—	($6)
Class R6 shares
Sold	13,641	$165,120	911	$10,855
Distributions reinvested	636	7,684	486	5,714
Repurchased	(105)	(1,276)	(2,720)	(32,503)
Net Increase (decrease)	14,172	$171,528	(1,323)	($15,934)
Class 1 shares
Sold	4,224,864	$51,572,442	14,672,697	$174,937,589
Distributions reinvested	1,877,666	22,682,205	1,367,405	16,067,014
Repurchased	(4,489,147)	(54,764,060)	(5,836,869)	(69,843,395)
Net increase	1,613,383	$19,490,587	10,203,233	$121,161,208
Total net increase	1,641,918	$19,840,868	10,214,905	$121,301,053

Retirement Choices at 2015 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	252	$2,860	320	$3,594
Distributions reinvested	4	48	—	—
Repurchased	(215)	(2,442)	(90)	(1,013)
Net increase	41	$466	230	$2,581
Class R2 shares
Sold	1,957	$22,481	—	—
Distributions reinvested	39	445	—	—
Repurchased	(4)	(49)	—	—
Net increase	1,992	$22,877	—	—
Class R6 shares
Sold	—	—	506	$5,686
Distributions reinvested	222	2,502	193	2,143
Repurchased	(36)	(413)	(4,852)	(54,320)
Net Increase (decrease)	186	$2,089	(4,153)	($46,491)
Class 1 shares
Sold	2,967,224	$33,857,710	7,706,172	$86,863,426
Distributions reinvested	935,519	10,515,234	723,945	8,021,306
Repurchased	(4,311,808)	(49,138,687)	(7,045,727)	(79,338,197)
Net increase (decrease)	(409,065)	($4,765,743)	1,384,390	$15,546,535
Total net increase (decrease)	(406,846)	($4,740,311)	1,380,467	$15,502,625

52

Retirement Choices at 2010 Portfolio

		Six months ended 2-28-15		Year ended 8-31-14
	Shares	Amount	Shares	Amount
Class R1 shares
Sold	1,959	$21,869	83	$931
Distributions reinvested	19	216	—	—
Repurchased	(10)	(107)	—	—
Net increase	1,968	$21,978	83	$931
Class R2 shares
Sold	2,430	$27,316	13,712	$151,934
Distributions reinvested	202	2,242	—	—
Repurchased	(14,004)	(156,428)	(29)	(320)
Net increase (decrease)	(11,372)	($126,870)	13,683	$151,614
Class R6 shares
Sold	13,882	$154,507	3	$29
Distributions reinvested	93	1,027	78	851
Repurchased	(22)	(246)	(35)	(388)
Net Increase	13,953	$155,288	46	$492
Class 1 shares
Sold	3,319,838	$37,125,412	7,437,814	$82,211,830
Distributions reinvested	407,069	4,506,259	335,016	3,655,027
Repurchased	(4,561,086)	(50,945,895)	(5,536,755)	(61,168,435)
Net increase (decrease)	(834,179)	($9,314,224)	2,236,075	$24,698,422
Total net increase (decrease)	(829,630)	($9,263,828)	2,249,887	$24,851,459

For all Retirement Choices Portfolios, except Retirement Choices at 2055 and Retirement Choices at 2020, there were no portfolio share transactions for Class R4, for the period ended February 28, 2015 and for the year ended August 31, 2014. In addition, for Retirement Choices at 2025, there were no portfolio share transactions for Class R2, for the period ended February 28, 2015 and for the year ended August 31, 2014.

Affiliates of the Trust owned shares of beneficial interest of the following portfolios on February 28, 2015:

Portfolio	Class	% by Class
Retirement Choices at 2055 Portfolio	Class R1	100%
Retirement Choices at 2055 Portfolio	Class R2	100%
Retirement Choices at 2055 Portfolio	Class R4	100%
Retirement Choices at 2055 Portfolio	Class R6	100%
Retirement Choices at 2050 Portfolio	Class R1	79%
Retirement Choices at 2050 Portfolio	Class R2	64%
Retirement Choices at 2050 Portfolio	Class R4	100%
Retirement Choices at 2050 Portfolio	Class R6	88%
Retirement Choices at 2045 Portfolio	Class R1	46%
Retirement Choices at 2045 Portfolio	Class R2	56%
Retirement Choices at 2045 Portfolio	Class R4	100%
Retirement Choices at 2045 Portfolio	Class R6	67%
Retirement Choices at 2040 Portfolio	Class R1	85%
Retirement Choices at 2040 Portfolio	Class R2	90%
Retirement Choices at 2040 Portfolio	Class R4	100%
Retirement Choices at 2040 Portfolio	Class R6	16%
Retirement Choices at 2035 Portfolio	Class R1	57%
Retirement Choices at 2035 Portfolio	Class R2	31%
Retirement Choices at 2035 Portfolio	Class R4	100%
Retirement Choices at 2035 Portfolio	Class R6	17%
Retirement Choices at 2030 Portfolio	Class R1	48%
Retirement Choices at 2030 Portfolio	Class R2	49%
Retirement Choices at 2030 Portfolio	Class R4	100%
Retirement Choices at 2030 Portfolio	Class R6	21%
Retirement Choices at 2025 Portfolio	Class R1	51%

53

Portfolio	Class	% by Class
Retirement Choices at 2025 Portfolio	Class R2	100%
Retirement Choices at 2025 Portfolio	Class R4	100%
Retirement Choices at 2025 Portfolio	Class R6	17%
Retirement Choices at 2020 Portfolio	Class R1	87%
Retirement Choices at 2020 Portfolio	Class R2	25%
Retirement Choices at 2020 Portfolio	Class R4	100%
Retirement Choices at 2020 Portfolio	Class R6	18%
Retirement Choices at 2015 Portfolio	Class R1	97%
Retirement Choices at 2015 Portfolio	Class R2	82%
Retirement Choices at 2015 Portfolio	Class R4	100%
Retirement Choices at 2015 Portfolio	Class R6	50%
Retirement Choices at 2010 Portfolio	Class R1	81%
Retirement Choices at 2010 Portfolio	Class R2	79%
Retirement Choices at 2010 Portfolio	Class R4	100%
Retirement Choices at 2010 Portfolio	Class R6	32%

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term investments, amounted to the following for the six months ended February 28, 2015:

Portfolio	Purchases	Sales
Retirement Choices at 2055 Portfolio	$26,775,557	$2,311,746
Retirement Choices at 2050 Portfolio	52,236,424	17,011,945
Retirement Choices at 2045 Portfolio	65,737,838	20,675,249
Retirement Choices at 2040 Portfolio	93,150,063	28,227,063
Retirement Choices at 2035 Portfolio	121,621,071	40,327,585
Retirement Choices at 2030 Portfolio	140,460,576	64,353,240
Retirement Choices at 2025 Portfolio	161,401,249	95,933,741
Retirement Choices at 2020 Portfolio	98,398,131	84,254,292
Retirement Choices at 2015 Portfolio	48,024,754	56,519,141
Retirement Choices at 2010 Portfolio	44,529,116	55,608,378

Note 7 — Investment in affiliated underlying funds

The portfolios invest in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in affiliated underlying funds for the purpose of exercising management or control; however, the portfolios' investment may represent a significant portion of each underlying fund's net assets. At February 28, 2015, each portfolio listed below held 5% or more of the net assets of the affiliated underlying funds shown below:

Portfolio	Affiliated Class NAV	Underlying funds' net assets %
Retirement Choices at 2045 Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	6.3%
Retirement Choices at 2040 Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	8.1%
Retirement Choices at 2035 Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	10.5%
Retirement Choices at 2030 Portfolio	John Hancock Funds II Short Term Government Income Fund	5.4%
Retirement Choices at 2030 Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	11.4%
Retirement Choices at 2025 Portfolio	John Hancock Funds II Short Term Government Income Fund	9.5%
Retirement Choices at 2025 Portfolio	John Hancock Funds II Strategic Equity Allocation Fund	8.9%
Retirement Choices at 2020 Portfolio	John Hancock Funds II Short Term Government Income Fund	6.6%

Information regarding the portfolios fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the portfolios from their investments in affiliated underlying funds is as follows:

					Dividends and distributions
Security	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Retirement Choices at 2055 Portfolio
Short Term Government Income Fund	7,269	23,848	(1,407)	29,710	$1,447	—	($78)	$289,081
Strategic Equity Allocation Fund	418,823	1,404,658	(138,339)	1,685,142	249,149	$367,370	(73,800)	23,238,112
					$250,596	$367,370	($73,878)	$23,527,193

54

					Dividends and distributions
Security	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gains distributions received	Realized gain (loss)	Ending value
Retirement Choices at 2050 Portfolio
Short Term Government Income Fund	339,738	64,989	(33,401)	371,326	$37,233	—	($11,226)	$3,613,005
Strategic Equity Allocation Fund	18,950,537	2,566,205	(566,904)	20,949,838	4,647,942	$6,853,380	377,598	288,898,268
					$4,685,175	$6,853,380	$366,372	$292,511,273
Retirement Choices at 2045 Portfolio
Short Term Government Income Fund	343,278	65,922	(35,345)	373,855	$37,628	—	($11,878)	$3,637,606
Strategic Equity Allocation Fund	25,500,873	3,109,878	(536,362)	28,074,389	6,281,146	$9,261,536	(235,597)	387,145,821
					$6,318,774	$9,261,536	($247,475)	$390,783,427
Retirement Choices at 2040 Portfolio
Short Term Government Income Fund	388,386	100,454	(23,871)	464,969	$43,873	—	($7,739)	$4,524,147
Strategic Equity Allocation Fund	33,652,987	3,833,676	(965,602)	36,521,061	8,183,330	$12,066,302	(214,547)	503,625,426
					$8,227,203	$12,066,302	($222,286)	$508,149,573
Retirement Choices at 2035 Portfolio
Short Term Government Income Fund	964,855	221,099	(46,119)	1,139,835	$109,313	—	($14,925)	$11,090,592
Strategic Equity Allocation Fund	44,031,134	4,559,386	(1,535,498)	47,055,022	10,564,864	$15,577,867	(147,477)	648,888,755
					$10,674,177	$15,577,867	($162,402)	$659,979,347
Retirement Choices at 2030 Portfolio
Short Term Government Income Fund	1,164,714	200,535	(44,697)	1,320,552	$129,795	—	($14,251)	$12,848,976
Strategic Equity Allocation Fund	49,022,292	4,767,633	(2,669,210)	51,120,715	11,521,876	$16,988,979	204,278	704,954,657
					$11,651,671	$16,988,979	$190,027	$717,803,633
Retirement Choices at 2025 Portfolio
Short Term Government Income Fund	2,016,333	346,142	(48,006)	2,314,469	$226,713	—	($15,377)	$22,519,788
Strategic Equity Allocation Fund	40,504,378	3,679,076	(4,445,971)	39,737,483	9,080,862	$13,389,710	1,356,969	547,979,887
					$9,307,575	$13,389,710	$1,341,592	$570,499,675
Retirement Choices at 2020 Portfolio
Short Term Government Income Fund	1,470,628	159,737	(36,818)	1,593,547	$161,121	—	($11,797)	$15,505,216
Strategic Equity Allocation Fund	18,591,934	1,975,938	(3,858,314)	16,709,558	3,903,215	$5,755,282	4,826,904	230,424,804
					$4,064,336	$5,755,282	$4,815,107	$245,930,020
Retirement Choices at 2015 Portfolio
Short Term Government Income Fund	943,058	78,008	(75,401)	945,665	$101,028	—	($24,799)	$9,201,321
Strategic Equity Allocation Fund	3,327,045	848,440	(1,203,157)	2,972,328	708,356	$1,044,469	1,935,346	40,988,398
					$809,384	$1,044,469	$1,910,547	$50,189,719
Retirement Choices at 2010 Portfolio
Short Term Government Income Fund	551,092	63,954	(81,524)	533,522	$58,438	—	($27,699)	$19,451,531
Strategic Equity Allocation Fund	1,449,431	614,594	(653,472)	1,410,553	331,957	$489,470	173,136	5,191,172
					$390,395	$489,470	$145,437	$24,642,703

55

More information

Trustees

James M. Oates, Chairperson
Steven R. Pruchansky, Vice Chairperson
Charles L. Bardelis*
James R. Boyle†#
Craig Bromley†
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Theron S. Hoffman*
Deborah C. Jackson
Hassell H. McClellan
Gregory A. Russo
Warren A. Thomson†

Officers

Andrew G. Arnott
President

John J. Danello
Senior Vice President, Secretary,
and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Investment advisor

John Hancock Advisers, LLC

Subadvisors

John Hancock Asset Management a division of Manulife Asset Management (US) LLC
John Hancock Asset Management a division of Manulife Asset Management (North America) Limited

Principal distributor

John Hancock Funds, LLC

Custodian

State Street Bank and Trust Company

Transfer agent

John Hancock Signature Services, Inc.

Legal counsel

K&L Gates LLP

*Member of the Audit Committee
†Non-Independent Trustee
#Effective 3-10-15

The portfolios' proxy voting policies and procedures, as well as the portfolio proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The portfolios' complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The portfolios' Form N-Q is available on our website and the SEC's website, sec.gov, and can be reviewed and copied (for a fee) at the SEC's Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC's Public Reference Room.

We make this information on your portfolio, as well as monthly portfolio holdings, and other portfolio details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021

56

Family of funds

DOMESTIC EQUITY FUNDS

Balanced

Blue Chip Growth

Classic Value

Disciplined Value

Disciplined Value Mid Cap

Equity-Income

Fundamental All Cap Core

Fundamental Large Cap Core

Fundamental Large Cap Value

Large Cap Equity

Select Growth

Small Cap Equity

Small Cap Value

Small Company

Strategic Growth

U.S. Equity

U.S. Global Leaders Growth

Value Equity

GLOBAL AND INTERNATIONAL EQUITY FUNDS

Disciplined Value International

Emerging Markets

Global Equity

Global Opportunities

Global Shareholder Yield

Greater China Opportunities

International Core

International Growth

International Small Company

International Value Equity

INCOME FUNDS

Bond

California Tax-Free Income

Core High Yield

Emerging Markets Debt

Floating Rate Income

Focused High Yield

Global Income

Government Income

High Yield Municipal Bond

Income

INCOME FUNDS (continued)

Investment Grade Bond

Money Market

Short Duration Credit Opportunities

Spectrum Income

Strategic Income Opportunities

Tax-Free Bond

ALTERNATIVE AND SPECIALTY FUNDS

Absolute Return Currency

Alternative Asset Allocation

Enduring Equity

Financial Industries

Global Absolute Return Strategies

Global Conservative Absolute Return

Natural Resources

Redwood

Regional Bank

Seaport

Technical Opportunities

ASSET ALLOCATION

Income Allocation Fund

Lifestyle Aggressive Portfolio

Lifestyle Balanced Portfolio

Lifestyle Conservative Portfolio

Lifestyle Growth Portfolio

Lifestyle Moderate Portfolio

Retirement Choices Portfolios (2010-2055)

Retirement Living Portfolios (2010-2055)

Retirement Living II Portfolios (2010-2055)

CLOSED-END FUNDS

Financial Opportunities

Hedged Equity & Income

Income Securities Trust

Investors Trust

Preferred Income

Preferred Income II

Preferred Income III

Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

The fund's investment objectives, risks, charges, and expenses are included in the prospectus and should be considered carefully before investing. For a prospectus, contact your financial professional, call John Hancock Investments at 800-225-5291, or visit the fund's website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

John Hancock Investments

A trusted brand

John Hancock has helped individuals and institutions build and protect wealth since 1862. Today, we are one of America's strongest and most-recognized brands.

A better way to invest

As a manager of managers, we search the world to find proven portfolio teams with specialized expertise for every fund we offer, then apply vigorous investment oversight to ensure they continue to meet our uncompromising standards.

Results for investors

Our unique approach to asset management has led to a diverse set of investments deeply rooted in investor needs, along with strong risk-adjusted returns across asset classes.

John Hancock Funds, LLC ■ Member FINRA, SIPC 601 Congress Street ■ Boston, MA 02210-2805 800-225-5291 ■ jhinvestments.com
This report is for the information of the shareholders of John Hancock Retirement Choices Portfolios. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF221047	RCPSA 2/15 4/15

JOHN HANCOCK

Funds II

2.28.2015 **Semiannual Report**

John Hancock®

John Hancock Funds II

Semiannual report — Table of contents

Sector weightings	3

Shareholder expense example	7

Portfolio of investments (See below for each fund’s page #)	11

Statements of assets and liabilities	209

Statements of operations	219

Statements of changes in net assets	229

Statement of cash flows	236

Financial highlights	237

Notes to financial statements	247

For more information	310

Fund	Portfolio of investments
Active Bond Fund	11
All Cap Core Fund	31
Alpha Opportunities Fund	33
Asia Pacific Total Return Bond Fund	38
Blue Chip Growth Fund	41
Capital Appreciation Fund	43
Capital Appreciation Value Fund	44
Core Bond Fund	49
Equity-Income Fund	57
Fundamental Global Franchise Fund	59
Global Bond Fund	59
Global Real Estate Fund	66
Health Sciences Fund	67
High Yield Fund	69
International Growth Opportunities Fund	76
International Growth Stock Fund	77
International Small Cap Fund	78
International Value Fund	80
Investment Quality Bond Fund	81
Lifestyle II Aggressive Portfolio	94
Lifestyle II Balanced Portfolio	94
Lifestyle II Conservative Portfolio	95
Lifestyle II Growth Portfolio	95
Lifestyle II Moderate Portfolio	95
Mid Cap Stock Fund	96
Mid Value Fund	98
Real Estate Equity Fund	100
Real Estate Securities Fund	101
Real Return Bond Fund	101
Science & Technology Fund	104
Short Term Government Income Fund	106
Small Cap Growth Fund	107
Small Cap Opportunities Fund	109
Small Company Growth Fund	120
Small Company Value Fund	123
Spectrum Income Fund	125
Strategic Equity Allocation Fund	157
Total Return Fund	194
U.S. High Yield Bond Fund	201
Value Fund	206

2

John Hancock Funds II

Sector weightings

Active Bond Fund

Portfolio Composition*	% of Total
Corporate bonds	41.8
Collateralized mortgage obligations	18.2
U.S. Government Agency	17.3
Asset backed securities	8.8
U.S. Government	8.3
Capital preferred securities	0.9
Preferred securities	0.7
Term loans	0.3
Municipal bonds	0.2
Foreign government obligations	0.1
Short-term investments and other	3.4

All Cap Core Fund

Sector Weighting**	% of Total
Information technology	19.4
Financials	16.1
Health care	16.0
Consumer discretionary	11.7
Industrials	11.4
Consumer staples	8.9
Energy	6.2
Materials	2.8
Utilities	2.7
Telecommunication services	1.0
Short-term investments	3.8

Alpha Opportunities Fund

Sector Weighting*	% of Total
Information technology	21.3
Health care	16.6
Consumer discretionary	15.1
Financials	13.5
Industrials	13.4
Materials	5.8
Energy	5.3
Consumer staples	5.1
Utilities	1.0
Telecommunication services	0.7
Short-term investments and other	2.2

Asia Pacific Total Return Bond Fund

Portfolio Composition*	% of Total
Corporate bonds	60.2
Foreign government obligations	35.2
Capital preferred securities	1.4
Other assets and liabilities, net	3.2

Blue Chip Growth Fund

Sector Weighting*	% of Total
Health care	24.7
Consumer discretionary	23.8
Information technology	23.7
Industrials	12.9
Financials	6.7
Materials	3.7
Consumer staples	2.7
Energy	1.7
Short-term investments and other	0.1

Capital Appreciation Fund

Sector Weighting*	% of Total
Information technology	36.4
Consumer discretionary	24.5
Health care	20.8
Consumer staples	4.9
Industrials	4.7
Financials	3.3
Energy	3.2
Materials	1.8
Short-term investments and other	0.4

Capital Appreciation Value Fund

Portfolio Composition*	% of Total
Common stocks	60.2
Corporate bonds	21.3
Term loans	4.7
Preferred securities	1.9
Asset backed securities	0.5
Convertible bonds	0.1
Short-term investments and other	11.3

Core Bond Fund

Portfolio Composition**	% of Total
U.S. Government	31.2
U.S. Government Agency	21.9
Corporate bonds	19.9
Asset backed securities	12.6
Collateralized mortgage obligations	7.2
Foreign government obligations	1.1
Municipal bonds	0.8
Short-term investments	5.3

Equity-Income Fund

Sector Weighting*	% of Total
Financials	19.1
Industrials	13.8
Consumer discretionary	12.5
Energy	12.2
Information technology	11.2
Health care	6.9
Utilities	6.2
Materials	5.6
Consumer staples	4.3
Telecommunication services	3.7
Short-term investments and other	4.5

Fundamental Global Franchise Fund

Sector Weighting*	% of Total
Consumer staples	42.4
Information technology	23.5
Consumer discretionary	21.0
Industrials	5.3
Health care	1.9
Short-term investments and other	5.9

Global Bond Fund

Portfolio Composition**	% of Total
Foreign government obligations	51.9
Corporate bonds	16.3
Collateralized mortgage obligations	11.6
U.S. Government	9.9
Certificate of deposit	1.3
U.S. Government Agency	1.2
Asset backed securities	1.1
Escrow shares	0.2
Short-term investments	6.5

Global Real Estate Fund

Portfolio Composition*	% of Total
Retail REITs	23.6
Specialized REITs	14.7
Office REITs	14.2
Diversified REITs	11.7
Diversified real estate activities	11.2
Real estate operating companies	9.1
Residential REITs	8.6
Industrial REITs	4.7
Real estate development	1.3
Homebuilding	0.4
Health Care REITs	0.3
Short-term investments and other	0.2

3

John Hancock Funds II

Sector weightings

Health Sciences Fund

Sector Weighting*	% of Total
Health care	92.4
Industrials	2.6
Consumer staples	2.2
Information technology	1.3
Short-term investments and other	1.5

High Yield Fund

Portfolio Composition*	% of Total
Corporate bonds	90.2
Term loans	3.7
Common stocks	3.0
Preferred securities	1.4
Foreign government obligations	0.4
Convertible bonds	0.4
Capital preferred securities	0.2
Short-term investments and other	0.7

International Growth Opportunities Fund

Sector Weighting*	% of Total
Financials	24.6
Consumer discretionary	21.6
Information technology	19.2
Industrials	12.9
Materials	6.2
Health care	5.9
Consumer staples	4.6
Telecommunication services	4.1
Short-term investments and other	0.9

International Growth Stock Fund

Sector Weighting*	% of Total
Consumer discretionary	24.3
Financials	17.9
Information technology	14.5
Industrials	10.1
Consumer staples	9.5
Health care	7.3
Energy	4.5
Materials	3.0
Utilities	0.6
Short-term investments and other	8.3

International Small Cap Fund

Sector Weighting*	% of Total
Consumer discretionary	30.7
Industrials	15.5
Financials	13.7
Information technology	11.8
Consumer staples	8.0
Health care	6.0
Materials	4.3
Energy	3.2
Utilities	0.2
Short-term investments and other	6.6

International Value Fund

Sector Weighting*	% of Total
Financials	26.5
Energy	15.4
Health care	13.8
Industrials	9.5
Consumer discretionary	9.0
Information technology	8.9
Telecommunication services	5.9
Materials	4.3
Consumer staples	2.9
Short-term investments and other	3.8

Investment Quality Bond Fund

Portfolio Composition*	% of Total
Corporate bonds	34.3
U.S. Government	19.8
U.S. Government Agency	19.4
Collateralized mortgage obligations	10.6
Asset backed securities	5.7
Term loans	3.7
Foreign government obligations	2.3
Municipal bonds	1.7
Preferred securities	0.2
Capital preferred securities	0.1
Short-term investments and other	2.2

Lifestyle II Aggressive Portfolio

Asset Allocation*	% of Total

Affiliated Investment Companies	67.0
Equity	67.0
Unaffiliated investment companies/Exchange-traded funds	33.0
Equity	33.0

Lifestyle II Balanced Portfolio

Asset Allocation*	% of Total

Affiliated Investment Companies	41.5
Equity	41.5
Unaffiliated investment companies/Exchange-traded funds	58.4
Fixed Income	38.0
Equity	20.4
Other assets and liabilities, net	0.1

Lifestyle II Conservative Portfolio

Asset Allocation*	% of Total

Affiliated Investment Companies	14.8
Equity	14.8
Unaffiliated investment companies/Exchange-traded funds	86.0
Fixed Income	78.7
Equity	7.3
Other assets and liabilities, net	–0.8

Lifestyle II Growth Portfolio

Asset Allocation*	% of Total

Affiliated Investment Companies	54.9
Equity	54.9
Unaffiliated investment companies/Exchange-traded funds	45.1
Fixed Income	27.0
Equity	18.1

Lifestyle II Moderate Portfolio

Asset Allocation*	% of Total

Affiliated Investment Companies	27.5
Equity	27.5
Unaffiliated investment companies/Exchange-traded funds	72.4
Fixed Income	58.9
Equity	13.5
Other assets and liabilities, net	0.1

Mid Cap Stock Fund

Sector Weighting*	% of Total
Information technology	27.0
Consumer discretionary	21.0
Industrials	17.0
Health care	16.8
Financials	7.1
Materials	3.1
Consumer staples	2.8
Energy	1.7
Short-term investments and other	3.5

4

John Hancock Funds II

Sector weightings

Mid Value Fund

Sector Weighting*	% of Total
Financials	27.2
Health care	11.0
Industrials	10.7
Consumer discretionary	10.5
Materials	7.8
Consumer staples	7.7
Energy	6.0
Utilities	4.8
Information technology	4.0
Telecommunication services	0.7
Short-term investments and other	9.6

Real Estate Equity Fund

Portfolio Composition*	% of Total
Retail REITs	33.1
Residential REITs	18.3
Office REITs	18.0
Specialized REITs	12.1
Industrial REITs	7.9
Hotels, resorts and cruise lines	2.0
Diversified REITs	1.4
Real estate operating companies	1.0
Real estate management & development	0.5
Short-term investments and other	5.7

Real Estate Securities Fund

Portfolio Composition*	% of Total
Specialized REITs	27.4
Retail REITs	24.1
Office REITs	17.6
Residential REITs	15.4
Diversified REITs	8.4
Industrial REITs	6.1
Homebuilding	0.7
Short-term investments and other	0.3

Real Return Bond Fund

Portfolio Composition**	% of Total
U.S. Government	80.4
Foreign government obligations	11.4
Corporate bonds	2.2
Collateralized mortgage obligations	1.7
Asset backed securities	1.7
Purchased options	0.1
Municipal bonds	0.1
Short-term investments	2.4

Science & Technology Fund

Sector Weighting*	% of Total
Information technology	73.6
Consumer discretionary	14.7
Telecommunication services	3.4
Health care	2.7
Industrials	1.3
Short-term investments and other	4.3

Short Term Government Income Fund

Portfolio Composition*	% of Total
U.S. Government Agency	75.5
U.S. Government	18.7
Collateralized mortgage obligations	4.0
Short-term investments and other	1.8

Small Cap Growth Fund

Sector Weighting*	% of Total
Information technology	28.6
Health care	20.8
Industrials	20.0
Consumer discretionary	11.0
Financials	9.1
Materials	6.2
Energy	1.7
Consumer staples	0.6
Short-term investments and other	2.0

Small Cap Opportunities Fund

Sector Weighting*	% of Total
Financials	23.8
Information technology	18.0
Industrials	17.1
Consumer discretionary	12.7
Health care	10.6
Materials	7.0
Energy	5.7
Consumer staples	2.6
Telecommunication services	0.7
Utilities	0.4
Short-term investments and other	1.4

Small Company Growth Fund

Sector Weighting*	% of Total
Information technology	28.3
Health care	21.9
Industrials	16.8
Consumer discretionary	12.8
Financials	7.3
Energy	3.5
Materials	2.9
Telecommunication services	1.6
Consumer staples	1.3
Utilities	0.8
Short-term investments and other	2.8

Small Company Value Fund

Sector Weighting*	% of Total
Financials	28.1
Industrials	21.8
Consumer discretionary	12.9
Information technology	10.2
Materials	8.1
Health care	6.3
Utilities	4.5
Energy	3.6
Consumer staples	2.0
Short-term investments and other	2.5

Spectrum Income Fund

Portfolio Composition*	% of Total
Corporate bonds	33.8
U.S. Government Agency	16.1
Foreign government obligations	12.8
Common stocks	12.3
U.S. Government	9.3
Term loans	3.8
Collateralized mortgage obligations	3.2
Asset backed securities	3.1
Municipal bonds	0.5
Preferred securities	0.2
Convertible bonds	0.1
Short-term investments and other	4.8

5

John Hancock Funds II

Sector weightings

Strategic Equity Allocation Fund

Sector Weighting*	% of Total
Financials	19.8
Information technology	15.6
Consumer discretionary	12.3
Health care	12.3
Industrials	11.0
Consumer staples	8.9
Energy	6.6
Materials	4.7
Utilities	3.1
Telecommunication services	2.8
Short-term investments and other	2.9

Total Return Fund

Portfolio Composition**	% of Total
U.S. Government	26.0
U.S. Government Agency	24.9
Corporate bonds	23.0
Collateralized mortgage obligations	9.7
Municipal bonds	4.5
Foreign government obligations	4.3
Asset backed securities	3.3
Preferred securities	1.1
Term loans	0.9
Short-term investments	2.3

U.S. High Yield Bond Fund

Portfolio Composition*	% of Total
Corporate bonds	89.5
Term loans	8.5
Preferred securities	0.4
Capital preferred securities	0.4
Short-term investments and other	1.2

Value Fund

Sector Weighting*	% of Total
Financials	27.1
Industrials	18.5
Information technology	12.6
Health care	11.8
Consumer discretionary	9.9
Energy	5.8
Materials	4.6
Utilities	2.9
Telecommunication services	2.6
Consumer staples	2.5
Short-term investments and other	1.7

*	As a percentage of net assets.
**	As a percentage of total investments.

6

John Hancock Funds II

Shareholder expense example

As a shareholder of John Hancock Funds II, you incur ongoing costs, such as management fees, distribution (12b-1) fees and other expenses. In the case of Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio, in addition to the operating expenses which the fund bears directly, the fund indirectly bears a pro rata share of the operating expenses of the underlying funds in which the fund invests. Because the underlying funds have varied operating expenses and transaction costs and the fund may own different proportions of the underlying funds at different times, the amount of expenses incurred indirectly by the fund will vary. If these indirect expenses were included, your expenses paid during the period would have been higher.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 through February 28, 2015).

Actual expenses:

The first line of each share class in the table below and on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table below and on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed annualized rate of return of 5% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please remember that these hypothetical account values may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs and insurance-related charges. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/2014	Ending Account Value 2/28/2015	Expenses Paid During Period[1] 9/1/2014– 2/28/2015	Annualized Expense Ratio
Active Bond Fund
Class 1 — Actual	$1,000.00	$1,017.50	$3.35	0.67%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%
Class NAV — Actual	1,000.00	1,016.80	3.10	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%
All Cap Core Fund
Class NAV — Actual	$1,000.00	$1,072.40	$4.11	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Alpha Opportunities Fund
Class NAV — Actual	$1,000.00	$1,048.40	$4.88	0.96%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.00	4.81	0.96%
Asia Pacific Total Return Bond Fund
Class NAV — Actual	$1,000.00	$987.60	$4.14	0.84%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.60	4.21	0.84%
Blue Chip Growth Fund
Class 1 — Actual	$1,000.00	$1,088.80	$4.25	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Class NAV — Actual	1,000.00	1,089.10	3.99	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%

7

John Hancock Funds II

Shareholder expense example

	Beginning Account Value 9/1/2014	Ending Account Value 2/28/2015	Expenses Paid During Period[1] 9/1/2014– 2/28/2015	Annualized Expense Ratio
Capital Appreciation Fund
Class 1 — Actual	$1,000.00	$1,084.90	$3.98	0.77%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Class NAV — Actual	1,000.00	1,084.80	3.72	0.72%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%
Capital Appreciation Value Fund
Class NAV — Actual	$1,000.00	$1,066.20	$4.10	0.80%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.80	4.01	0.80%
Core Bond Fund
Class 1 — Actual	$1,000.00	$1,021.00	$3.41	0.68%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.41	0.68%
Class NAV — Actual	1,000.00	1,021.30	3.16	0.63%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.16	0.63%
Equity-Income Fund
Class 1 — Actual	$1,000.00	$1,018.20	$4.10	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Class NAV — Actual	1,000.00	1,019.20	3.86	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Fundamental Global Franchise Fund
Class A — Actual	$1,000.00	$1,054.30	$6.93	1.36%
Class A — Hypothetical (5% annualized return before expenses)	1,000.00	1,018.10	6.81	1.36%
Class I — Actual	1,000.00	1,056.10	5.05	0.99%
Class I — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Class NAV — Actual	1,000.00	1,056.70	4.49	0.88%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.41	0.88%
Global Bond Fund
Class 1 — Actual	$1,000.00	$963.60	$3.99	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Class NAV — Actual	1,000.00	963.50	3.75	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.86	0.77%
Global Real Estate Fund
Class NAV — Actual	$1,000.00	$1,063.00	$5.06	0.99%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.96	0.99%
Health Sciences Fund
Class NAV — Actual	$1,000.00	$1,223.60	$5.18	0.94%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%
High Yield Fund
Class 1 — Actual	$1,000.00	$960.60	$3.69	0.76%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.81	0.76%
Class NAV — Actual	1,000.00	960.50	3.45	0.71%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.30	3.56	0.71%
International Growth Opportunities Fund
Class NAV — Actual	$1,000.00	$980.80	$4.52	0.92%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.20	4.61	0.92%
International Growth Stock Fund
Class NAV — Actual	1,000.00	991.50	4.44	0.90%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.51	0.90%
International Small Cap Fund
Class 1 — Actual	$1,000.00	$964.70	$5.46	1.12%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.20	5.61	1.12%
Class NAV — Actual	1,000.00	965.20	5.21	1.07%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.36	1.07%

8

John Hancock Funds II

Shareholder expense example

	Beginning Account Value 9/1/2014	Ending Account Value 2/28/2015	Expenses Paid During Period[1] 9/1/2014– 2/28/2015	Annualized Expense Ratio
International Value Fund
Class 1 — Actual	$1,000.00	$896.10	$4.42	0.94%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.10	4.71	0.94%
Class NAV — Actual	1,000.00	896.20	4.18	0.89%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.40	4.46	0.89%
Investment Quality Bond Fund
Class 1 — Actual	$1,000.00	$1,016.30	$3.35	0.67%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.50	3.36	0.67%
Class NAV — Actual	1,000.00	1,017.40	3.10	0.62%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.70	3.11	0.62%
Lifestyle II Aggressive Portfolio
Class R6 — Actual	$1,000.00	$1,032.00	$1.61	0.32%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%[2]
Class 1 — Actual	1,000.00	1,032.40	1.61	0.32%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.20	1.61	0.32%[2]
Lifestyle II Balanced Portfolio
Class R6 — Actual	$1,000.00	$1,025.50	$2.26	0.45%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.60	2.26	0.45%[2]
Class 1 — Actual	1,000.00	1,025.80	2.16	0.43%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.70	2.16	0.43%[2]
Lifestyle II Conservative Portfolio
Class R6 — Actual	$1,000.00	$1,018.20	$2.85	0.57%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.00	2.86	0.57%[2]
Class 1 — Actual	1,000.00	1,018.50	2.75	0.55%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.10	2.76	0.55%[2]
Lifestyle II Growth Portfolio
Class R6 — Actual	$1,000.00	$1,031.10	$1.96	0.39%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.90	1.96	0.39%[2]
Class 1 — Actual	1,000.00	1,031.10	1.86	0.37%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,023.00	1.86	0.37%[2]
Lifestyle II Moderate Portfolio
Class R6 — Actual	$1,000.00	$1,020.60	$2.50	0.50%[2]
Class R6 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.30	2.51	0.50%[2]
Class 1 — Actual	1,000.00	1,021.90	2.46	0.49%[2]
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.40	2.46	0.49%[2]
Mid Cap Stock Fund
Class 1 — Actual	$1,000.00	$1,066.90	$4.66	0.91%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.30	4.56	0.91%
Class NAV — Actual	1,000.00	1,067.00	4.41	0.86%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.31	0.86%
Mid Value Fund
Class NAV — Actual	$1,000.00	$1,028.20	$4.93	0.98%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Real Estate Equity Fund
Class NAV — Actual	$1,000.00	$1,120.10	$4.57	0.87%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.50	4.36	0.87%
Real Estate Securities Fund
Class 1 — Actual	$1,000.00	$1,113.10	$4.09	0.78%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.90	3.91	0.78%
Real Return Bond Fund
Class 1 — Actual	$1,000.00	$986.60	$4.04	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Class NAV — Actual	1,000.00	985.90	3.79	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%

9

John Hancock Funds II

Shareholder expense example

	Beginning Account Value 9/1/2014	Ending Account Value 2/28/2015	Expenses Paid During Period[1] 9/1/2014– 2/28/2015	Annualized Expense Ratio
Science & Technology Fund
Class NAV — Actual	$1,000.00	$1,061.30	$5.16	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%
Short Term Government Income Fund
Class NAV — Actual	$1,000.00	$1,004.90	$3.03	0.61%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.80	3.06	0.61%
Small Cap Growth Fund
Class NAV — Actual	$1,000.00	$1,081.80	$5.57	1.08%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.40	5.41	1.08%
Small Cap Opportunities Fund
Class 1 — Actual	$1,000.00	$1,027.50	$5.18	1.03%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.70	5.16	1.03%
Class NAV — Actual	1,000.00	1,027.80	4.93	0.98%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.90	4.91	0.98%
Small Company Growth Fund
Class NAV — Actual	$1,000.00	$1,079.00	$5.36	1.04%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.60	5.21	1.04%
Small Company Value Fund
Class 1 — Actual	$1,000.00	$1,008.90	$5.28	1.06%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.50	5.31	1.06%
Class NAV — Actual	1,000.00	1,009.40	5.03	1.01%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,019.80	5.06	1.01%
Spectrum Income Fund
Class NAV — Actual	$1,000.00	$995.70	$3.66	0.74%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Strategic Equity Allocation Fund
Class NAV — Actual	$1,000.00	$1,031.00	$2.67	0.53%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,022.20	2.66	0.53%
Total Return Fund
Class 1 — Actual	$1,000.00	$1,026.70	$3.72	0.74%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.10	3.71	0.74%
Class NAV — Actual	1,000.00	1,026.30	3.47	0.69%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.40	3.46	0.69%
U.S. High Yield Bond Fund
Class 1 — Actual	$1,000.00	$1,009.30	$4.09	0.82%
Class 1 — Hypothetical (5% annualized return before expenses)	1,000.00	1,020.70	4.11	0.82%
Class NAV — Actual	1,000.00	1,009.60	3.84	0.77%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.00	3.86	0.77%
Value Fund
Class NAV — Actual	$1,000.00	$1,033.40	$3.63	0.72%
Class NAV — Hypothetical (5% annualized return before expenses)	1,000.00	1,021.20	3.61	0.72%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (181) and divided by 365 (to reflect the one-half year period).
[2]	The funds’ expense ratios do not include fees and expenses indirectly incurred by the underlying funds whose expense ratios can vary based on the mix of underlying funds held by the funds. The range of expense ratios of the underlying funds held by the funds was as follows:

Fund	Range
Lifestyle II Aggressive Portfolio	0.09% – 0.53%
Lifestyle II Balanced Portfolio	0.08% – 0.75%
Lifestyle II Conservative Portfolio	0.08% – 0.75%
Lifestyle II Growth Portfolio	0.08% – 0.75%
Lifestyle II Moderate Portfolio	0.08% – 0.75%

10

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 25.6%
U.S. Government - 8.3%
Treasury Inflation Protected Securities
0.250%, 01/15/2025	$4,551,352	$4,584,067
U.S. Treasury Bonds
3.000%, 11/15/2044	53,880,000	58,438,733
3.125%, 02/15/2042	22,330,000	24,706,046
U.S. Treasury Notes
1.625%, 03/31/2019	8,000,000	8,086,248
2.000%, 07/31/2020 to 02/15/2025	36,538,000	36,667,178
2.125%, 09/30/2021	8,000,000	8,168,128
2.250%, 03/31/2021 to 04/30/2021	8,000,000	8,240,936
2.375%, 05/31/2018	3,700,000	3,847,423
		152,738,759
U.S. Government Agency - 17.3%
Federal Home Loan Banks
2.900%, 09/05/2025	623,810	615,429
3.170%, 10/04/2027	635,000	632,961
3.250%, 06/21/2027	854,545	854,680
3.500%, 07/01/2043	14,114,989	14,817,430
Federal Home Loan Mortgage Corp.
2.558%, 06/01/2044 (P)	1,517,165	1,565,659
2.678%, 05/01/2044 (P)	1,507,067	1,559,611
3.000%, 03/01/2043	3,132,491	3,219,124
3.014%, 03/01/2044 (P)	476,439	495,571
3.500%, 01/01/2042 to 09/01/2043	3,920,398	4,131,431
4.000%, 02/01/2044	2,090,986	2,256,141
4.500%, 09/01/2041 to 10/01/2041	7,737,663	8,431,774
5.000%, 03/01/2041	3,722,845	4,153,180
5.500%, 07/01/2037	97,645	109,869
6.500%, 11/01/2037 to 09/01/2039	1,138,833	1,298,156
Federal National Mortgage Association
1.946%, 05/01/2035 (P)	559,144	592,453
2.111%, 01/01/2036 (P)	398,822	425,907
2.185%, 04/01/2036 (P)	96,179	101,751
2.497%, 07/01/2033 (P)	918	983
2.525%, 06/01/2044 (P)	2,784,419	2,873,934
2.550%, 04/01/2044 (P)	2,604,001	2,691,074
2.908%, 03/01/2044 (P)	464,225	482,505
3.000%, 07/01/2027 to 03/12/2045	68,688,407	70,144,218
3.400%, 09/27/2032	2,315,000	2,308,074
3.500%, 02/01/2026 to 03/12/2045	31,812,372	33,469,881
4.000%, 12/01/2024 to 03/12/2045	53,277,036	57,223,495
4.500%, 02/01/2041 to 11/01/2042	36,141,695	39,535,114
5.000%, 05/01/2018 to 04/01/2041	29,146,226	32,478,793
5.500%, 02/01/2018 to 03/01/2039	15,977,790	17,998,971
6.000%, 09/01/2022 to 02/01/2037	4,501,016	5,137,995
6.250%, 05/15/2029	157,000	222,211
6.500%, 02/01/2036 to 06/01/2039	2,888,089	3,313,510
7.000%, 04/01/2017 to 06/01/2032	6,468	7,577
7.500%, 09/01/2029 to 08/01/2031	1,548	1,858
Government National
Mortgage Association
4.000%, 02/15/2041	5,568,237	5,982,157
5.000%, 04/15/2035	16,513	18,492
5.500%, 03/15/2035	9,565	10,896
6.000%, 03/15/2033 to 06/15/2033	7,734	8,952
6.500%, 09/15/2028 to 08/15/2031	1,845	2,155
7.000%, 04/15/2029	1,168	1,375
8.000%, 10/15/2026	998	1,185
		319,176,532
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $463,383,424)		$471,915,291

Active Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 0.1%
Argentina - 0.1%
City of Buenos Aires
9.950%, 03/01/2017 (S)		$1,235,000	$1,278,225
Republic of Argentina
1.000%, 12/15/2035 (P)	ARS	393,449	3,699
8.280%, 12/31/2033 (H)		$1,016,478	1,021,560
			2,303,484
Mexico - 0.0%
Government of Mexico
8.000%, 12/07/2023	MXN	238,900	18,585
Panama - 0.0%
Republic of Panama
8.875%, 09/30/2027		$6,000	8,843
9.375%, 04/01/2029		1,000	1,538
			10,381
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $2,118,163)			$2,332,450

CORPORATE BONDS - 41.8%
Consumer discretionary - 4.0%
21st Century Fox America, Inc.
5.400%, 10/01/2043		1,000,000	1,225,389
6.150%, 03/01/2037 to 02/15/2041		1,165,000	1,510,905
6.400%, 12/15/2035		430,000	571,036
6.650%, 11/15/2037		865,000	1,168,454
6.750%, 01/09/2038		2,000	2,640
7.750%, 12/01/2045		9,000	13,773
Advance Auto Parts, Inc.
4.500%, 12/01/2023		1,350,000	1,450,564
Altice Financing SA
6.500%, 01/15/2022 (S)		480,000	496,800
6.625%, 02/15/2023 (S)		650,000	676,813
Amazon.com, Inc.
3.800%, 12/05/2024		1,000,000	1,049,734
4.950%, 12/05/2044		1,600,000	1,720,455
AMC Entertainment, Inc.
5.875%, 02/15/2022		1,110,000	1,151,625
Arcos Dorados Holdings, Inc.
10.250%, 07/13/2016 (S)	BRL	1,355,000	445,581
AutoNation, Inc.
5.500%, 02/01/2020		$1,965,000	2,141,850
Brinker International, Inc.
3.875%, 05/15/2023		1,010,000	1,004,433
CCM Merger, Inc.
9.125%, 05/01/2019 (S)		985,000	1,071,188
Cleopatra Finance, Ltd.
6.500%, 02/15/2025 (S)		740,000	735,375
Comcast Corp.
6.550%, 07/01/2039		1,000,000	1,398,105
Conn’s, Inc.
7.250%, 07/15/2022 (S)		700,000	630,875
Dana Holding Corp.
6.000%, 09/15/2023		1,170,000	1,243,125
Delphi Corp.
5.000%, 02/15/2023		3,070,000	3,304,088
DIRECTV Holdings LLC
3.950%, 01/15/2025		1,250,000	1,284,476
Discovery Communications Llc
3.450%, 03/15/2025		1,000,000	998,601
DR Horton, Inc.
4.000%, 02/15/2020		545,000	550,450

The accompanying notes are an integral part of the financial statements.	11

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Family Tree Escrow LLC
5.750%, 03/01/2023 (S)	$745,000	$784,113
FCA US LLC
8.000%, 06/15/2019	440,000	464,825
Ford Motor Company
4.750%, 01/15/2043	435,000	479,390
Ford Motor Credit Company LLC
5.875%, 08/02/2021	5,593,000	6,605,456
General Motors Company
4.875%, 10/02/2023	1,300,000	1,416,436
6.250%, 10/02/2043	1,175,000	1,459,752
General Motors Financial Company, Inc.
4.000%, 01/15/2025	1,810,000	1,856,664
4.375%, 09/25/2021	955,000	1,014,688
Grain Spectrum Funding II LLC
3.290%, 10/10/2019 (S)	800,000	795,278
Harley-Davidson Financial Services, Inc.
2.700%, 03/15/2017 (S)	1,000,000	1,029,048
Hot Topic, Inc.
9.250%, 06/15/2021 (S)	645,000	704,663
Hyatt Hotels Corp.
3.375%, 07/15/2023	1,590,000	1,599,141
Jo-Ann Stores Holdings, Inc., PIK
9.750%, 10/15/2019 (S)	1,345,000	1,260,938
L Brands, Inc.
6.625%, 04/01/2021	1,570,000	1,801,575
Macy’s Retail Holdings, Inc.
7.875%, 08/15/2036	1,290,000	1,395,676
MDC Holdings, Inc.
5.500%, 01/15/2024	1,330,000	1,287,520
MGM Resorts International
6.000%, 03/15/2023	1,470,000	1,528,800
Pearson Funding Five PLC
3.250%, 05/08/2023 (S)	1,740,000	1,726,472
QVC, Inc.
4.375%, 03/15/2023	890,000	902,716
5.125%, 07/02/2022	820,000	869,312
5.450%, 08/15/2034	950,000	942,118
Royal Caribbean Cruises, Ltd.
5.250%, 11/15/2022	1,000,000	1,072,500
Seminole Tribe of Florida, Inc.
6.535%, 10/01/2020 (S)	1,065,000	1,171,500
Stackpole International Intermediate
Company SA
7.750%, 10/15/2021 (S)	800,000	804,000
Time Warner Cable, Inc.
4.500%, 09/15/2042	1,650,000	1,650,021
5.500%, 09/01/2041	1,450,000	1,594,365
8.250%, 04/01/2019	1,010,000	1,233,509
Time Warner Companies, Inc.
7.570%, 02/01/2024	34,000	44,195
Time Warner Entertainment Company LP
8.375%, 07/15/2033	535,000	771,293
Time Warner, Inc.
3.400%, 06/15/2022	1,500,000	1,538,582
7.625%, 04/15/2031	9,000	12,688
Toll Brothers Finance Corp.
4.000%, 12/31/2018	1,400,000	1,438,500
Tops Holding II Corp.
8.750%, 06/15/2018	685,000	664,450
Viacom Inc
2.750%, 12/15/2019	1,000,000	1,011,977

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Viacom, Inc.
4.375%, 03/15/2043	$1,078,000	$1,010,974
6.125%, 10/05/2017	1,500,000	1,665,935
Waterford Gaming LLC
8.625%, 09/15/2049 (H)(S)	81,380	4,903
Yum! Brands, Inc.
3.875%, 11/01/2023	1,400,000	1,449,405
6.250%, 03/15/2018	88,000	98,550
6.875%, 11/15/2037	250,000	324,535
		73,332,798
Consumer staples - 1.3%
AJECorp BV
6.500%, 05/14/2022 (S)	910,000	728,000
Alliance One International, Inc.
9.875%, 07/15/2021	2,285,000	1,925,113
Anheuser-Busch Companies, Inc.
6.500%, 02/01/2043	10,000	13,780
Bunge, Ltd. Finance Corp.
8.500%, 06/15/2019	855,000	1,045,444
Cargill, Inc.
6.125%, 09/15/2036 (S)	665,000	869,450
Constellation Brands, Inc.
4.250%, 05/01/2023	1,100,000	1,141,250
4.750%, 11/15/2024	565,000	604,550
CVS Pass-Through Trust
8.353%, 07/10/2031 (S)	327,825	447,847
Embotelladora Andina SA
5.000%, 10/01/2023 (S)	1,000,000	1,081,075
Fomento Economico Mexicano SAB
de CV
4.375%, 05/10/2043	2,000,000	1,922,830
General Mills, Inc.
5.700%, 02/15/2017	245,000	266,196
Grupo Bimbo SAB de CV
4.500%, 01/25/2022 (S)	1,000,000	1,071,250
HRG Group, Inc.
7.875%, 07/15/2019	965,000	1,031,223
Kraft Foods Group, Inc.
6.125%, 08/23/2018	429,000	487,522
McCormick & Company, Inc.
5.750%, 12/15/2017	1,000,000	1,120,185
Nabisco, Inc.
7.550%, 06/15/2015	229,000	233,372
Prestige Brands, Inc.
5.375%, 12/15/2021 (S)	700,000	709,625
Revlon Consumer Products Corp.
5.750%, 02/15/2021	840,000	861,000
Reynolds American, Inc.
3.250%, 11/01/2022	2,000,000	1,994,688
SABMiller PLC
6.500%, 07/15/2018 (S)	470,000	537,756
SC Johnson & Son, Inc.
4.000%, 05/15/2043 (S)	1,590,000	1,600,648
The Clorox Company
5.950%, 10/15/2017	500,000	557,065
The Kroger Company
6.800%, 12/15/2018	920,000	1,078,788
7.000%, 05/01/2018	580,000	662,000
Tops Holding Corp.
8.875%, 12/15/2017	488,000	509,960
Tyson Foods, Inc.
3.950%, 08/15/2024	835,000	882,923

The accompanying notes are an integral part of the financial statements.	12

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Vector Group, Ltd.
7.750%, 02/15/2021	$790,000	$843,325
		24,226,865
Energy - 5.9%
Anadarko Petroleum Corp.
6.450%, 09/15/2036	1,550,000	1,979,107
8.700%, 03/15/2019	500,000	610,559
Antero Resources Corp.
5.125%, 12/01/2022	1,000,000	985,000
Apache Corp.
6.900%, 09/15/2018	455,000	526,630
Boardwalk Pipelines LP
3.375%, 02/01/2023	1,150,000	1,066,919
BP Capital Markets PLC
2.750%, 05/10/2023	720,000	709,113
4.750%, 03/10/2019	1,000,000	1,101,033
Buckeye Partners LP
4.875%, 02/01/2021	1,104,000	1,172,062
California Resources Corp.
5.500%, 09/15/2021 (S)	1,000,000	912,500
6.000%, 11/15/2024 (S)	1,800,000	1,600,875
Cameron International Corp.
5.950%, 06/01/2041	1,177,000	1,313,466
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	1,000,000	1,021,250
Chesapeake Energy Corp.
4.875%, 04/15/2022	1,000,000	987,500
5.750%, 03/15/2023	2,590,000	2,703,313
Cimarex Energy Company
4.375%, 06/01/2024	3,185,000	3,137,225
CNOOC Finance 2003, Ltd.
5.500%, 05/21/2033 (S)	10,000	11,587
CNOOC Finance 2013, Ltd.
3.000%, 05/09/2023	1,345,000	1,312,548
Concho Resources, Inc.
5.500%, 04/01/2023	1,000,000	1,035,000
ConocoPhillips Canada Funding Company
5.950%, 10/15/2036	1,000,000	1,266,860
Continental Resources, Inc.
5.000%, 09/15/2022	2,530,000	2,504,700
CSI Compressco LP
7.250%, 08/15/2022 (S)	725,000	630,750
DCP Midstream LLC
9.750%, 03/15/2019 (S)	1,195,000	1,323,925
DCP Midstream LLC (5.850% to
05/21/2023, then 3 month
LIBOR + 3.850%)
05/21/2043 (S)	2,940,000	2,359,350
DCP Midstream Operating LP
3.875%, 03/15/2023	690,000	625,551
Denbury Resources, Inc.
5.500%, 05/01/2022	1,820,000	1,701,700
Devon Energy Corp.
4.000%, 07/15/2021	1,000,000	1,072,641
Devon Financing Corp. ULC
7.875%, 09/30/2031	1,060,000	1,483,953
Ecopetrol SA
5.875%, 09/18/2023	640,000	690,240
El Paso Pipeline Partners Operating
Company LLC
5.000%, 10/01/2021	500,000	541,553
Enbridge Energy Partners LP
6.500%, 04/15/2018	600,000	671,780

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enbridge Energy Partners LP (continued)
7.500%, 04/15/2038	$600,000	$748,101
Encana Corp.
6.500%, 08/15/2034	1,000,000	1,140,575
Energen Corp.
4.625%, 09/01/2021	1,000,000	950,511
Energy Transfer Partners LP
5.200%, 02/01/2022	665,000	732,089
6.700%, 07/01/2018	700,000	792,669
9.700%, 03/15/2019	1,090,000	1,364,349
Enterprise Products Operating LLC
4.850%, 08/15/2042	500,000	552,138
6.125%, 10/15/2039	1,000,000	1,259,472
6.300%, 09/15/2017	820,000	918,097
6.875%, 03/01/2033	209,000	280,058
Enterprise Products Operating LLC
(7.000% to 06/01/2017, then 3 month
LIBOR + 2.778%)
06/01/2067	1,780,000	1,797,081
Enterprise Products Operating LLC
(8.375% to 08/01/2016, then 3 month
LIBOR + 3.708%)
08/01/2066	1,285,000	1,360,935
EP Energy LLC
7.750%, 09/01/2022	580,000	600,300
EQT Corp.
4.875%, 11/15/2021	1,625,000	1,703,536
EV Energy Partners LP
8.000%, 04/15/2019	1,060,000	1,001,064
Freeport-McMoran Oil & Gas LLC
6.750%, 02/01/2022	1,385,000	1,461,175
6.875%, 02/15/2023	494,000	527,345
FTS International, Inc.
6.250%, 05/01/2022 (S)	570,000	447,450
Halcon Resources Corp.
8.875%, 05/15/2021 (L)	980,000	744,800
Hess Corp.
5.600%, 02/15/2041	1,500,000	1,665,057
Jones Energy Holdings LLC
6.750%, 04/01/2022 (S)	455,000	434,525
Kerr-McGee Corp.
6.950%, 07/01/2024	1,005,000	1,258,820
Kinder Morgan Energy Partners LP
4.150%, 03/01/2022	1,000,000	1,036,916
5.800%, 03/15/2035	208,000	227,378
7.300%, 08/15/2033	212,000	258,957
7.750%, 03/15/2032	455,000	578,134
Kinder Morgan, Inc.
4.300%, 06/01/2025	2,530,000	2,643,066
5.550%, 06/01/2045	1,000,000	1,070,037
Kosmos Energy, Ltd.
7.875%, 08/01/2021 (S)	650,000	607,750
Linn Energy LLC
6.500%, 05/15/2019	1,000,000	875,000
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,885,000	1,679,497
Marathon Oil Corp.
6.800%, 03/15/2032	760,000	926,470
MarkWest Energy Partners LP
4.875%, 12/01/2024	530,000	544,575
6.500%, 08/15/2021	716,000	758,960
MPLX LP
4.000%, 02/15/2025	405,000	410,895

The accompanying notes are an integral part of the financial statements.	13

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Newfield Exploration Company
5.625%, 07/01/2024	$1,000,000	$1,042,500
5.750%, 01/30/2022	1,085,000	1,136,538
Nexen Energy ULC
5.875%, 03/10/2035	212,000	251,290
6.400%, 05/15/2037	1,625,000	2,071,617
Noble Holding International, Ltd.
5.250%, 03/15/2042 (L)	500,000	410,546
6.200%, 08/01/2040	500,000	445,216
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (S)	955,000	809,363
ONEOK Partners LP
6.650%, 10/01/2036	1,245,000	1,342,969
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023 (S)	875,000	575,313
5.375%, 01/26/2019 (S)	975,000	719,063
Petro-Canada
6.050%, 05/15/2018	396,000	445,253
Petroleos Mexicanos
4.250%, 01/15/2025 (S)	390,000	392,730
4.875%, 01/24/2022	660,000	701,250
Phillips 66
4.875%, 11/15/2044	1,500,000	1,619,036
Plains All American Pipeline LP
3.600%, 11/01/2024	835,000	856,857
4.900%, 02/15/2045	1,700,000	1,875,222
Precision Drilling Corp.
6.625%, 11/15/2020	645,000	625,650
QEP Resources, Inc.
5.250%, 05/01/2023	1,000,000	978,750
Regency Energy Partners LP
5.000%, 10/01/2022	290,000	307,400
5.500%, 04/15/2023	1,565,000	1,635,425
5.875%, 03/01/2022	285,000	311,363
RKI Exploration & Production LLC
8.500%, 08/01/2021 (S)	700,000	665,000
Rowan Companies, Inc.
4.875%, 06/01/2022	830,000	801,733
Spectra Energy Capital LLC
6.200%, 04/15/2018	1,000,000	1,110,066
6.750%, 02/15/2032	511,000	610,325
Summit Midstream Holdings LLC
7.500%, 07/01/2021	495,000	520,988
Suncor Energy, Inc.
6.100%, 06/01/2018	760,000	860,053
Sunoco Logistics Partners Operations LP
3.450%, 01/15/2023	1,460,000	1,452,087
Talisman Energy, Inc.
6.250%, 02/01/2038	650,000	710,348
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)	695,000	618,550
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	365,000	379,527
Texas Eastern Transmission LP
6.000%, 09/15/2017 (S)	685,000	755,734
TransCanada Pipelines, Ltd.
3.750%, 10/16/2023	2,000,000	2,093,106
7.125%, 01/15/2019	400,000	470,901
TransCanada Pipelines, Ltd. (6.350% to
05/15/2017, then 3 month
LIBOR + 2.210%)
6.350%, 05/15/2067	235,000	226,188

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Tullow Oil PLC
6.000%, 11/01/2020 (S)	$765,000	$686,588
6.250%, 04/15/2022 (S)	805,000	708,400
Western Atlas, Inc.
6.000%, 06/01/2018	880,000	993,106
Williams Partners LP
4.300%, 03/04/2024	1,300,000	1,337,252
4.875%, 05/15/2023 to 03/15/2024	2,850,000	2,941,175
WPX Energy, Inc.
5.250%, 09/15/2024	375,000	357,188
6.000%, 01/15/2022	765,000	757,350
		108,025,488
Financials - 16.5%
Allied World Assurance Company
Holdings, Ltd.
7.500%, 08/01/2016	490,000	530,725
American Express Bank FSB
6.000%, 09/13/2017	805,000	894,601
American Express Company
3.625%, 12/05/2024	835,000	853,526
American International Group, Inc.
4.125%, 02/15/2024	940,000	1,024,427
5.850%, 01/16/2018	1,100,000	1,233,001
6.250%, 03/15/2087	119,000	134,262
American International Group, Inc.
(8.175% to 05/15/2038, then 3 month
LIBOR + 4.195%)
05/15/2068	141,000	195,285
American Tower Corp.
3.400%, 02/15/2019	740,000	757,784
4.700%, 03/15/2022	1,100,000	1,175,326
5.000%, 02/15/2024	1,330,000	1,451,220
5.900%, 11/01/2021	1,500,000	1,715,190
Aquarius + Investments PLC (6.375% to
09/01/2019, then 5 Year U.S. Swap
Rate + 5.210%)
09/01/2024	735,000	784,271
ARC Properties Operating Partnership LP
2.000%, 02/06/2017	400,000	389,612
4.600%, 02/06/2024	3,167,000	3,101,320
Ares Capital Corp.
3.875%, 01/15/2020	1,345,000	1,350,823
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)	405,000	419,175
Aspen Insurance Holdings, Ltd.
4.650%, 11/15/2023	2,000,000	2,091,072
Assurant, Inc.
4.000%, 03/15/2023	1,740,000	1,805,109
Assured Guaranty US Holdings, Inc.
5.000%, 07/01/2024 (L)	1,380,000	1,484,888
AvalonBay Communities, Inc.
5.700%, 03/15/2017	1,500,000	1,630,358
AXA SA
8.600%, 12/15/2030	820,000	1,138,076
AXA SA (6.379% to 12/14/2036, then
3 month LIBOR + 2.256%)
12/14/2036 (Q)(S)	1,095,000	1,219,283
AXA SA (6.463% to 12/14/2018, then
3 month LIBOR + 1.449%)
12/14/2018 (Q)(S)	1,000,000	1,068,000

The accompanying notes are an integral part of the financial statements.	14

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco do Brasil SA (6.250% to
04/15/2024, then 10 Year
U.S. Treasury + 4.398%)
04/15/2024 (Q)(S)		$1,400,000	$977,340
Banco Santander Brasil SA
8.000%, 03/18/2016 (S)	BRL	1,650,000	552,180
Bank of America Corp.
3.300%, 01/11/2023		$690,000	699,579
3.625%, 03/17/2016		1,250,000	1,284,266
4.200%, 08/26/2024		840,000	869,973
4.250%, 10/22/2026		835,000	854,304
5.000%, 05/13/2021		2,620,000	2,941,828
5.625%, 07/01/2020		1,000,000	1,150,125
5.650%, 05/01/2018		1,000,000	1,110,735
5.750%, 12/01/2017		849,000	938,853
6.875%, 04/25/2018		1,795,000	2,057,000
7.625%, 06/01/2019		685,000	827,625
Bank of America Corp. (6.250% to
09/05/2024, then 3 month
LIBOR + 3.705%)
09/05/2024 (Q)		1,355,000	1,393,956
Bank of America Corp. (8.000% to
01/30/2018, then 3 month
LIBOR + 3.630%)
01/30/2018 (Q)		1,280,000	1,366,144
Barclays Bank PLC
10.179%, 06/12/2021 (S)		1,440,000	1,980,694
Boston Properties LP
3.700%, 11/15/2018		1,042,000	1,107,791
BPCE SA
4.500%, 03/15/2025 (S)		1,385,000	1,416,534
5.700%, 10/22/2023 (S)		1,735,000	1,925,411
Brandywine Operating Partnership LP
5.700%, 05/01/2017		1,500,000	1,622,702
Capital One Financial Corp.
2.450%, 04/24/2019		1,480,000	1,495,824
3.150%, 07/15/2016		1,000,000	1,025,925
3.500%, 06/15/2023		605,000	617,488
4.750%, 07/15/2021		1,500,000	1,674,651
CIT Group, Inc.
5.500%, 02/15/2019 (S)		1,000,000	1,068,700
Citigroup, Inc.
3.500%, 05/15/2023		1,390,000	1,386,603
4.450%, 01/10/2017		1,350,000	1,423,346
4.500%, 01/14/2022		1,000,000	1,101,203
5.375%, 08/09/2020		195,000	222,205
5.500%, 09/13/2025		1,000,000	1,132,495
CNA Financial Corp.
6.500%, 08/15/2016		985,000	1,058,238
7.250%, 11/15/2023		1,385,000	1,718,210
Commerzbank AG
8.125%, 09/19/2023 (S)		2,090,000	2,523,675
Corrections Corp. of America
4.625%, 05/01/2023		910,000	910,000
Credit Acceptance Corp.
6.125%, 02/15/2021		1,385,000	1,371,150
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (Q)(S)		1,345,000	1,334,913

Active Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Credit Agricole SA (7.875% to
01/23/2024, then 5 Year U.S. Swap
Rate + 4.898%)
01/23/2024 (Q)(S)	$1,875,000	$1,972,609
Credit Agricole SA (8.125% to
09/19/2018, then 5 Year U.S. Swap
Rate + 6.283%)
09/19/2018 (S)	755,000	861,644
Credit Suisse AG
6.500%, 08/08/2023 (S)	1,500,000	1,699,371
Credit Suisse Group AG (7.500% to
12/11/2023, then 5 Year U.S. Swap
Rate + 4.598%)
12/11/2023 (Q)(S)	975,000	1,045,688
Credito Real SAB de CV
7.500%, 03/13/2019 (S)	1,415,000	1,457,450
Crown Castle International Corp.
5.250%, 01/15/2023	1,000,000	1,055,000
Crown Castle Towers LLC
4.174%, 08/15/2037 (S)	2,000,000	2,082,522
4.883%, 08/15/2040 (S)	1,705,000	1,861,771
6.113%, 01/15/2040 (S)	1,373,000	1,578,419
DDR Corp.
3.500%, 01/15/2021	1,350,000	1,390,703
7.500%, 04/01/2017	2,330,000	2,595,375
Discover Financial Services
3.950%, 11/06/2024	1,210,000	1,233,518
5.200%, 04/27/2022	1,200,000	1,326,906
Doric Nimrod Air Alpha 2013-1 Class A
Pass Through Trust
5.250%, 05/30/2025 (S)	1,191,503	1,248,099
Doric Nimrod Air Alpha 2013-1 Class B
Pass Through Trust
6.125%, 11/30/2021 (S)	769,165	799,932
Doric Nimrod Air Finance Alpha, Ltd.
2012-1 Class A Pass Through Trust
5.125%, 11/30/2024 (S)	1,057,643	1,120,028
Dresdner Bank AG
7.250%, 09/15/2015	281,000	288,847
Education Realty Operating
Partnership LP
4.600%, 12/01/2024	840,000	876,147
Enova International, Inc.
9.750%, 06/01/2021 (S)	1,235,000	1,193,319
EPR Properties
5.250%, 07/15/2023	2,000,000	2,151,800
7.750%, 07/15/2020	920,000	1,108,003
Equity Commonwealth
5.875%, 09/15/2020	1,200,000	1,327,198
ERP Operating LP
5.125%, 03/15/2016	1,670,000	1,742,558
5.750%, 06/15/2017	775,000	850,190
Essex Portfolio LP
5.500%, 03/15/2017	1,430,000	1,545,863
Fifth Third Bancorp (5.100% to
06/30/2023, then 3 month
LIBOR + 3.033%)
06/30/2023 (Q)	1,275,000	1,204,238
FS Investment Corp.
4.000%, 07/15/2019	1,330,000	1,325,357
General Electric Capital Corp.
0.737%, 08/15/2036 (P)	1,420,000	1,232,127
4.375%, 09/16/2020	685,000	760,781

The accompanying notes are an integral part of the financial statements.	15

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
General Electric Capital Corp. (continued)
5.550%, 05/04/2020	$1,285,000	$1,502,114
General Electric Capital Corp. (7.125%
until 06/15/2022, then 3 month
LIBOR + 5.296%)
06/15/2022 (Q)	1,725,000	2,031,188
Genworth Holdings, Inc.
4.900%, 08/15/2023	400,000	352,832
Goodman Funding Pty, Ltd.
6.375%, 04/15/2021 (S)	1,265,000	1,468,614
Hartford Financial Services Group, Inc.
5.500%, 03/30/2020	1,325,000	1,507,949
6.625%, 03/30/2040	500,000	680,152
HBOS PLC
6.000%, 11/01/2033 (S)	1,475,000	1,727,715
6.750%, 05/21/2018 (S)	2,570,000	2,877,048
HCP, Inc.
3.750%, 02/01/2019	1,250,000	1,316,269
4.250%, 11/15/2023	1,000,000	1,059,002
Health Care REIT, Inc.
4.500%, 01/15/2024	2,000,000	2,151,796
4.950%, 01/15/2021	575,000	638,352
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021	1,000,000	1,127,730
Highwoods Realty LP
5.850%, 03/15/2017	2,155,000	2,329,738
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)	600,000	616,950
ICICI Bank, Ltd.
4.700%, 02/21/2018 (S)	1,010,000	1,075,216
5.750%, 11/16/2020 (S)	980,000	1,115,615
ING Bank NV
5.800%, 09/25/2023 (S)	1,515,000	1,739,450
Invesco Finance PLC
3.125%, 11/30/2022	1,150,000	1,156,371
Iron Mountain, Inc.
5.750%, 08/15/2024	1,330,000	1,346,625
6.000%, 08/15/2023	1,215,000	1,275,750
iStar Financial, Inc.
5.000%, 07/01/2019	435,000	435,000
Jefferies Group LLC
5.125%, 04/13/2018	1,100,000	1,162,249
6.875%, 04/15/2021	1,530,000	1,731,425
8.500%, 07/15/2019	1,280,000	1,528,691
JPMorgan Chase & Co.
3.150%, 07/05/2016	1,000,000	1,027,691
3.375%, 05/01/2023	1,750,000	1,747,583
4.125%, 12/15/2026	1,400,000	1,436,901
4.500%, 01/24/2022	1,300,000	1,437,314
4.625%, 05/10/2021	2,465,000	2,739,204
6.300%, 04/23/2019	1,267,000	1,471,638
JPMorgan Chase & Co. (5.000% to
07/01/2019, then 3 month
LIBOR + 3.320%)
07/01/2019 (Q)	1,615,000	1,588,756
JPMorgan Chase & Co. (5.150% to
05/01/2023, then 3 month
LIBOR + 3.250%)
05/01/2023 (Q)	1,095,000	1,073,100

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)	$2,440,000	$2,634,419
JPMorgan Chase & Co. (7.900% to
04/30/2018, then 3 month
LIBOR + 3.470%)
04/30/2018 (Q)	1,420,000	1,532,713
Kimco Realty Corp.
6.875%, 10/01/2019	545,000	646,863
Legg Mason, Inc.
3.950%, 07/15/2024	1,340,000	1,398,191
Leucadia National Corp.
5.500%, 10/18/2023	3,895,000	4,016,306
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)	2,000,000	2,126,394
7.800%, 03/07/2087 (S)	1,385,000	1,662,000
Liberty Property LP
4.400%, 02/15/2024	1,000,000	1,067,908
5.500%, 12/15/2016	1,500,000	1,605,771
Lincoln National Corp.
6.250%, 02/15/2020	1,000,000	1,163,656
8.750%, 07/01/2019	900,000	1,127,966
Lloyds Banking Group PLC (7.500% to
06/27/2024, then 5 Year U.S. Swap
Rate + 4.760%)
06/27/2024 (Q)	1,170,000	1,225,575
Loews Corp.
2.625%, 05/15/2023	870,000	839,098
Macquarie Group, Ltd.
3.000%, 12/03/2018 (S)	1,350,000	1,386,461
Manufacturers & Traders Trust Company
(5.629% to 12/01/2016, then 3 month
LIBOR + 6.400%)
12/01/2021	1,600,000	1,666,000
Markel Corp.
5.000%, 03/30/2043	1,730,000	1,890,471
5.350%, 06/01/2021	1,500,000	1,688,939
Marsh & McLennan Companies, Inc.
4.050%, 10/15/2023	2,000,000	2,137,002
MBIA Insurance Corp.
11.537%, 01/15/2033 (H)(S)	650,000	362,375
MetLife, Inc.
6.400%, 12/15/2066	840,000	982,800
Metropolitan Life Global Funding I
3.650%, 06/14/2018 (S)	1,500,000	1,593,386
Mizuho Financial Group Cayman 3, Ltd.
4.600%, 03/27/2024 (S)	1,330,000	1,416,257
Montpelier Re Holdings, Ltd.
4.700%, 10/15/2022	1,420,000	1,491,381
Morgan Stanley
0.707%, 10/18/2016 (P)	830,000	828,950
3.750%, 02/25/2023	1,700,000	1,775,812
4.100%, 05/22/2023	3,265,000	3,373,248
4.300%, 01/27/2045	780,000	801,286
4.875%, 11/01/2022	1,140,000	1,238,542
5.500%, 01/26/2020 to 07/24/2020	2,690,000	3,064,186
5.550%, 04/27/2017	805,000	871,717
5.625%, 09/23/2019	1,000,000	1,135,146
5.950%, 12/28/2017	290,000	322,421
6.000%, 04/28/2015	1,000,000	1,008,088
6.625%, 04/01/2018	140,000	159,248
7.300%, 05/13/2019	2,790,000	3,332,175

The accompanying notes are an integral part of the financial statements.	16

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Morgan Stanley (5.450% to 07/15/2019,
then 3 month LIBOR + 3.610%)
07/15/2019 (Q)	$1,370,000	$1,401,853
MPT Operating Partnership LP
6.375%, 02/15/2022	835,000	905,975
6.875%, 05/01/2021	635,000	685,006
NANA Development Corp.
9.500%, 03/15/2019 (S)	795,000	731,400
National Retail Properties, Inc.
3.300%, 04/15/2023	1,740,000	1,737,613
Nationstar Mortgage LLC
7.875%, 10/01/2020	1,065,000	1,070,325
9.625%, 05/01/2019	855,000	910,575
Nippon Life Insurance Company (5.000%
to 10/18/2022, then 3 month
LIBOR + 4.240%)
10/18/2042 (S)	965,000	1,027,725
Nippon Life Insurance Company (5.100%
to 10/16/2024, then 5 Year
U.S. ISDAFIX + 3.650%)
10/16/2044 (S)	1,150,000	1,224,750
Oil Casualty Insurance, Ltd.
8.000%, 09/15/2034 (S)	873,000	1,091,558
Omega Healthcare Investors, Inc.
4.500%, 01/15/2025 (S)	835,000	851,854
4.950%, 04/01/2024	2,010,000	2,110,500
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)	1,365,000	1,440,075
Pacific LifeCorp.
6.000%, 02/10/2020 (S)	740,000	836,983
Piedmont Operating Partnership LP
4.450%, 03/15/2024	1,000,000	1,038,289
Prologis International Funding II
4.875%, 02/15/2020 (S)	1,900,000	2,037,562
Prologis LP
4.500%, 08/15/2017	1,250,000	1,338,745
Prudential Financial, Inc.
5.375%, 06/21/2020	700,000	802,496
Prudential Financial, Inc. (5.200% to
03/15/2024, then 3 month
LIBOR + 3.040%)
03/15/2044	355,000	360,254
Prudential Financial, Inc. (5.875% to
09/15/2022, then 3 month
LIBOR + 4.175%)
09/15/2042	453,000	488,153
Rabobank Nederland NV
3.875%, 02/08/2022	2,660,000	2,870,361
Rabobank Nederland NV (11.000% to
06/30/2019, then 3 month
LIBOR + 10.868%)
06/30/2019 (Q)(S)	1,662,000	2,150,731
Realty Income Corp.
3.250%, 10/15/2022	1,020,000	1,020,722
5.375%, 09/15/2017	1,250,000	1,361,724
5.950%, 09/15/2016	560,000	600,455
Reinsurance Group of America, Inc.
4.700%, 09/15/2023	1,500,000	1,628,250
RLI Corp.
4.875%, 09/15/2023	2,000,000	2,082,302

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sirius International Group, Ltd. (7.506%
to 06/30/2017, then 3 month
LIBOR + 3.200%)
06/30/2017 (Q)(S)	$3,115,000	$3,270,750
SL Green Realty Corp.
7.750%, 03/15/2020	775,000	928,269
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)	1,195,000	1,269,688
Springleaf Finance Corp.
5.250%, 12/15/2019	1,385,000	1,412,700
State Street Corp.
3.100%, 05/15/2023	1,540,000	1,546,162
Stifel Financial Corp.
4.250%, 07/18/2024	2,555,000	2,616,652
SunTrust Banks, Inc.
3.500%, 01/20/2017	1,000,000	1,041,682
Synovus Financial Corp.
7.875%, 02/15/2019	530,000	592,938
Teachers Insurance & Annuity Association
of America
6.850%, 12/16/2039 (S)	1,795,000	2,509,231
The Allstate Corp.
5.750%, 08/15/2053 (P)	2,000,000	2,162,000
The Bear Stearns Companies LLC
7.250%, 02/01/2018	925,000	1,067,694
The Charles Schwab Corp. (7.000% to
02/01/2022, then 3 month
LIBOR + 4.820%)
02/01/2022 (Q)	900,000	1,057,500
The Goldman Sachs Group, Inc.
3.625%, 01/22/2023	2,200,000	2,275,645
5.250%, 07/27/2021	3,305,000	3,751,701
5.375%, 03/15/2020	1,000,000	1,132,422
5.950%, 01/18/2018	750,000	836,222
6.150%, 04/01/2018	1,000,000	1,124,023
The PNC Financial Services Group, Inc.
2.854%, 11/09/2022 (P)	2,280,000	2,293,283
4.482%, 04/24/2015 (P)(Q)	810,000	812,025
The PNC Financial Services Group, Inc.
(4.850% to 06/01/2023, then 3 month
LIBOR + 3.040%)
06/01/2023 (Q)	1,110,000	1,079,475
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)	1,440,000	1,594,080
Transatlantic Holdings, Inc.
5.750%, 12/14/2015	300,000	310,190
USB Realty Corp.
1.400%, 01/15/2017 (P)(Q)(S)	1,125,000	984,375
USI, Inc.
7.750%, 01/15/2021 (S)	990,000	1,007,325
Ventas Realty LP
3.750%, 05/01/2024	505,000	518,343
4.750%, 06/01/2021	1,400,000	1,530,784
Vornado Realty LP
5.000%, 01/15/2022	1,250,000	1,383,438
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	2,197,000	2,279,388

The accompanying notes are an integral part of the financial statements.	17

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
W.R. Berkley Corp.
6.150%, 08/15/2019	$14,000	$15,842
Walter Investment Management Corp.
7.875%, 12/15/2021 (L)	720,000	660,600
Weingarten Realty Investors
3.375%, 10/15/2022	1,505,000	1,495,278
Wells Fargo & Company
3.450%, 02/13/2023	1,100,000	1,122,306
3.500%, 03/08/2022	1,700,000	1,793,116
5.375%, 11/02/2043	2,000,000	2,370,746
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month
LIBOR + 3.990%)
06/15/2025 (Q)	1,060,000	1,115,650
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	2,085,000	2,172,945
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/05/2018 (Q)	2,314,000	2,528,045
Wells Fargo Bank NA
5.850%, 02/01/2037	930,000	1,205,220
Willis Group Holdings PLC
5.750%, 03/15/2021	1,350,000	1,523,767
XL Group PLC, Series E (6.500% to
04/15/2017, then 3 month
LIBOR + 2.458%)
04/15/2017 (Q)	2,288,000	2,013,440
		304,784,418
Health care - 1.9%
AbbVie, Inc.
4.400%, 11/06/2042	2,000,000	2,105,522
Agilent Technologies, Inc.
3.875%, 07/15/2023	930,000	950,546
Alere, Inc.
7.250%, 07/01/2018	890,000	955,638
Allergan, Inc.
3.375%, 09/15/2020	1,487,000	1,522,611
5.750%, 04/01/2016	400,000	420,188
Anthem, Inc.
3.300%, 01/15/2023	1,500,000	1,537,730
4.650%, 08/15/2044	1,280,000	1,416,119
6.375%, 06/15/2037	415,000	542,610
Cigna Corp.
4.500%, 03/15/2021	1,000,000	1,100,924
6.150%, 11/15/2036	500,000	635,017
Covenant Surgical Partners, Inc.
8.750%, 08/01/2019 (S)	509,000	510,909
Covidien International Finance SA
6.000%, 10/15/2017	610,000	681,985
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (S)	990,000	918,225
Endo Finance LLC
6.000%, 02/01/2025 (S)	485,000	513,494
7.250%, 01/15/2022 (S)	1,123,000	1,205,821
Grifols Worldwide Operations, Ltd.
5.250%, 04/01/2022 (S)	1,145,000	1,173,625
HCA, Inc.
4.750%, 05/01/2023	1,000,000	1,054,900
5.250%, 04/15/2025	1,150,000	1,263,563
7.500%, 02/15/2022	935,000	1,103,300

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Laboratory Corp. of America Holdings
4.000%, 11/01/2023	$2,000,000	$2,070,740
Mallinckrodt International Finance SA
5.750%, 08/01/2022 (S)	950,000	1,004,625
Medco Health Solutions, Inc.
7.125%, 03/15/2018	795,000	918,603
Medtronic, Inc.
4.625%, 03/15/2045 (S)	1,280,000	1,448,308
Mylan, Inc.
2.600%, 06/24/2018	940,000	954,764
Perrigo Company PLC
2.300%, 11/08/2018	2,000,000	2,019,266
Quest Diagnostics, Inc.
4.250%, 04/01/2024	1,170,000	1,245,370
Select Medical Corp.
6.375%, 06/01/2021	885,000	889,425
Teva Pharmaceutical Finance
Company LLC
6.150%, 02/01/2036	9,000	11,485
UnitedHealth Group, Inc.
5.375%, 03/15/2016	15,000	15,724
5.700%, 10/15/2040	1,500,000	1,920,582
5.800%, 03/15/2036	115,000	146,649
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)	375,000	377,344
5.625%, 12/01/2021 (S)	665,000	676,638
7.500%, 07/15/2021 (S)	790,000	857,150
WellCare Health Plans, Inc.
5.750%, 11/15/2020	625,000	656,250
		34,825,650
Industrials - 4.1%
Ahern Rentals, Inc.
9.500%, 06/15/2018 (S)	610,000	632,875
Air Lease Corp.
3.375%, 01/15/2019	1,305,000	1,331,100
3.875%, 04/01/2021	680,000	700,400
4.750%, 03/01/2020	2,090,000	2,251,975
5.625%, 04/01/2017	510,000	545,700
Aircastle, Ltd.
5.500%, 02/15/2022	710,000	761,475
6.250%, 12/01/2019	560,000	619,472
7.625%, 04/15/2020	430,000	500,950
America West Airlines 2000-1 Pass
Through Trust
8.057%, 01/02/2022	297,390	339,024
American Airlines 2011-1 Class B Pass
Through Trust
7.000%, 07/31/2019 (S)	1,857,430	2,001,381
American Airlines 2013-2 Class A Pass
Through Trust
4.950%, 07/15/2024	1,978,213	2,158,725
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 01/15/2022 (S)	544,745	570,620
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)	635,000	666,750
British Airways PLC 2013-1 Class A Pass
Through Trust
4.625%, 06/20/2024 (S)	1,920,355	2,078,784
British Airways PLC 2013-1 Class B Pass
Through Trust
5.625%, 12/20/2021 (S)	717,419	769,432

The accompanying notes are an integral part of the financial statements.	18

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Casella Waste Systems, Inc.
7.750%, 02/15/2019	$1,025,000	$1,035,250
Caterpillar Financial Services Corp.
5.450%, 04/15/2018	870,000	972,102
5.500%, 03/15/2016	405,000	425,480
7.150%, 02/15/2019	450,000	537,664
Continental Airlines 1997-4 Class A Pass
Through Trust
6.900%, 07/02/2019	499,513	522,590
Continental Airlines 1998-1 Class A Pass
Through Trust
6.648%, 03/15/2019	214,894	221,470
Continental Airlines 1999-1 Class A Pass
Through Trust
6.545%, 08/02/2020	390,400	429,908
Continental Airlines 2000-2 Class B Pass
Through Trust
8.307%, 10/02/2019	26,432	29,009
Continental Airlines 2007-1 Class A Pass
Through Trust
5.983%, 10/19/2023	1,048,508	1,158,602
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	542,701	573,907
CSX Corp.
7.375%, 02/01/2019	727,000	872,183
Delta Air Lines 2002-1 Class G-1 Pass
Through Trust
6.718%, 07/02/2024	1,727,858	1,995,676
Delta Air Lines 2007-1 Class A Pass
Through Trust
6.821%, 02/10/2024	1,860,756	2,195,692
Delta Air Lines 2010-1 Class A Pass
Through Trust
6.200%, 01/02/2020	210,289	233,421
Embraer Overseas, Ltd.
5.696%, 09/16/2023 (S)	827,000	884,890
Empresa de Transporte de Pasajeros
Metro SA
4.750%, 02/04/2024 (S)	660,000	713,117
ERAC USA Finance LLC
3.300%, 10/15/2022 (S)	2,000,000	2,015,576
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)	810,000	835,313
GATX Corp.
5.200%, 03/15/2044	400,000	445,104
General Electric Company
2.700%, 10/09/2022	1,400,000	1,427,615
Global Ship Lease, Inc.
10.000%, 04/01/2019 (S)	480,000	496,800
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 (S)	355,000	372,306
7.125%, 03/15/2021	755,000	813,626
International Lease Finance Corp.
7.125%, 09/01/2018 (S)	650,000	739,375
JB Hunt Transport Services, Inc.
3.850%, 03/15/2024	1,300,000	1,376,618
Lockheed Martin Corp.
2.900%, 03/01/2025	1,887,000	1,901,541
Masco Corp.
5.850%, 03/15/2017	705,000	756,113
7.125%, 03/15/2020	810,000	946,971

Active Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		$950,000	$950,000
Navios South American Logistics, Inc.
7.250%, 05/01/2022 (S)		1,135,000	1,095,275
Northwest Airlines 2007-1 Class A Pass
Through Trust
7.027%, 05/01/2021		753,215	876,968
Odebrecht Finance, Ltd.
7.125%, 06/26/2042 (S)		1,020,000	836,400
7.500%, 09/29/2049 (Q)(S)		620,000	496,000
8.250%, 04/25/2018 (S)	BRL	1,300,000	345,751
Odebrecht Offshore Drilling Finance, Ltd.
6.625%, 10/01/2023 (S)		$384,960	296,419
Owens Corning
4.200%, 12/15/2022		1,255,000	1,317,870
Parker Hannifin Corp.
5.500%, 05/15/2018		1,000,000	1,115,830
Penske Truck Leasing Company LP
3.375%, 02/01/2022 (S)		2,035,000	2,028,923
Ryder System, Inc.
2.450%, 11/15/2018		1,850,000	1,874,570
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		530,000	535,300
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		569,000	598,873
Stanley Black & Decker, Inc.
5.750%, 12/15/2053 (P)		1,350,000	1,466,438
Tenedora Nemak SA de CV
5.500%, 02/28/2023 (S)		800,000	834,880
Textron Financial Corp. (6.000% to
02/15/2017, then 3 month
LIBOR + 1.735%)
02/15/2067 (S)		4,465,000	3,985,013
Textron, Inc.
3.875%, 03/01/2025		590,000	608,191
7.250%, 10/01/2019		720,000	855,886
The Dun & Bradstreet Corp.
4.375%, 12/01/2022		1,700,000	1,778,533
Trinity Industries, Inc.
4.550%, 10/01/2024		1,060,000	1,052,727
Tutor Perini Corp.
7.625%, 11/01/2018		1,320,000	1,366,200
Tyco Electronics Group SA
4.875%, 01/15/2021		500,000	559,950
6.550%, 10/01/2017		730,000	819,672
UAL 2009-1 Pass Through Trust
10.400%, 05/01/2018		140,373	154,929
UAL 2009-2A Pass Through Trust
9.750%, 07/15/2018		517,617	574,555
Union Pacific Corp.
4.163%, 07/15/2022		686,000	768,994
United Airlines 2014-2 Class A Pass
Through Trust
3.750%, 03/03/2028		1,305,000	1,353,938
United Airlines 2014-2 Class B Pass
Through Trust
4.625%, 09/03/2022		755,000	758,775
United Rentals North America, Inc.
5.750%, 11/15/2024		985,000	1,043,598
6.125%, 06/15/2023		2,000,000	2,147,500
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024		1,281,043	1,460,390

The accompanying notes are an integral part of the financial statements.	19

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
US Airways 2012-1 Class A Pass
Through Trust
5.900%, 04/01/2026	$473,986	$542,714
		75,357,644
Information technology - 0.5%
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)	590,000	575,250
Ancestry.com, Inc.
11.000%, 12/15/2020	885,000	975,713
Blackboard, Inc.
7.750%, 11/15/2019 (S)	440,000	424,600
Juniper Networks Inc
4.350%, 06/15/2025	1,000,000	999,524
Leidos, Inc.
5.500%, 07/01/2033	825,000	766,913
Micron Technology, Inc.
5.875%, 02/15/2022	1,185,000	1,251,656
Sixsigma Networks Mexico SA de CV
8.250%, 11/07/2021 (S)	865,000	895,275
Tyco Electronics Group SA
2.375%, 12/17/2018	2,020,000	2,044,854
XLIT, Ltd.
5.750%, 10/01/2021	1,000,000	1,171,881
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)	730,000	788,400
		9,894,066
Materials - 2.3%
Alcoa, Inc.
5.125%, 10/01/2024	1,570,000	1,707,755
5.720%, 02/23/2019	150,000	165,852
5.870%, 02/23/2022	650,000	734,946
Allegheny Technologies, Inc.
9.375%, 06/01/2019	2,015,000	2,427,974
American Gilsonite Company
11.500%, 09/01/2017 (S)	1,200,000	1,113,000
ArcelorMittal
10.600%, 06/01/2019	740,000	913,900
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (L)(S)	835,075	868,478
Aruba Investments, Inc.
8.750%, 02/15/2023 (S)	565,000	572,063
Ashland, Inc.
4.750%, 08/15/2022	1,000,000	1,022,850
Axiall Corp.
4.875%, 05/15/2023	1,000,000	1,017,500
Ball Corp.
4.000%, 11/15/2023	1,000,000	982,500
Braskem Finance, Ltd.
7.000%, 05/07/2020 (S)	1,360,000	1,414,400
Cemex SAB de CV
6.125%, 05/05/2025 (S)	1,160,000	1,161,427
6.500%, 12/10/2019 (S)	1,050,000	1,103,813
CF Industries, Inc.
4.950%, 06/01/2043	730,000	783,418
Commercial Metals Company
7.350%, 08/15/2018	655,000	710,675
Corp. Nacional del Cobre de Chile
5.625%, 10/18/2043 (S)	2,000,000	2,345,678
Eastman Chemical Company
4.500%, 01/15/2021	1,000,000	1,077,117
FMG Resources August 2006 Pty, Ltd.
6.000%, 04/01/2017 (S)	1,000,000	1,009,375

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Gerdau Trade, Inc.
4.750%, 04/15/2023 (S)	$740,000	$721,648
Glencore Finance Canada, Ltd.
4.250%, 10/25/2022 (S)	655,000	667,865
4.950%, 11/15/2021 (S)	1,100,000	1,181,436
Glencore Funding LLC
4.125%, 05/30/2023 (S)	1,235,000	1,264,064
Incitec Pivot Finance LLC
6.000%, 12/10/2019 (S)	875,000	981,110
Magnesita Finance, Ltd.
8.625%, 04/29/2049 (Q)(S)	1,120,000	935,200
Methanex Corp.
5.650%, 12/01/2044	1,050,000	1,093,330
MMC Norilsk Nickel OJSC
5.550%, 10/28/2020 (S)	710,000	664,801
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	1,705,000	1,800,906
PSPC Escrow Corp.
6.500%, 02/01/2022 (S)	875,000	922,031
Rain CII Carbon LLC
8.000%, 12/01/2018 (S)	850,000	820,250
8.250%, 01/15/2021 (S)	530,000	512,113
Rockwood Specialties Group, Inc.
4.625%, 10/15/2020	1,735,000	1,803,099
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)	630,000	683,550
The Dow Chemical Company
3.000%, 11/15/2022	460,000	461,401
4.125%, 11/15/2021	1,700,000	1,836,916
The Mosaic Company
4.250%, 11/15/2023	1,700,000	1,837,319
Thompson Creek Metals Company, Inc.
7.375%, 06/01/2018	1,010,000	833,250
Valspar Corp.
4.200%, 01/15/2022	1,000,000	1,059,241
Vedanta Resources PLC
7.125%, 05/31/2023 (S)	850,000	745,875
Wise Metals Group LLC
8.750%, 12/15/2018 (S)	825,000	894,094
		42,852,220
Telecommunication services - 2.5%
America Movil SAB de CV
4.375%, 07/16/2042	1,500,000	1,532,295
AT&T, Inc.
4.350%, 06/15/2045	762,000	719,128
5.350%, 09/01/2040	257,000	273,737
5.550%, 08/15/2041	800,000	871,606
5.600%, 05/15/2018	500,000	555,812
CenturyLink, Inc.
5.625%, 04/01/2020	415,000	444,050
5.800%, 03/15/2022	1,275,000	1,354,688
6.450%, 06/15/2021	890,000	976,775
7.600%, 09/15/2039	1,850,000	1,887,000
Columbus International, Inc.
7.375%, 03/30/2021 (S)	550,000	583,165
Comcel Trust
6.875%, 02/06/2024 (S)	1,040,000	1,109,888
Deutsche Telekom
International Finance BV
6.750%, 08/20/2018	870,000	1,012,380
8.750%, 06/15/2030	227,000	344,297
Digicel Group, Ltd.
8.250%, 09/30/2020 (S)	1,155,000	1,160,775

The accompanying notes are an integral part of the financial statements.	20

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Digicel, Ltd.
6.750%, 03/01/2023 (S)		$670,000	$675,695
GTP Acquisition Partners I LLC
4.704%, 05/15/2043 (S)		2,975,000	2,938,720
Millicom International Cellular SA
4.750%, 05/22/2020 (S)		1,145,000	1,116,375
6.625%, 10/15/2021 (S)		1,000,000	1,060,000
MTN Mauritius Investments, Ltd.
4.755%, 11/11/2024 (S)		505,000	503,097
Oi SA
9.750%, 09/15/2016 (S)	BRL	1,260,000	397,252
PAETEC Holding Corp.
9.875%, 12/01/2018		$907,000	956,885
Rogers Communications, Inc.
5.450%, 10/01/2043		2,000,000	2,365,206
SBA Tower Trust
2.933%, 12/15/2042 (S)		1,145,000	1,156,908
3.598%, 04/15/2043 (S)		2,365,000	2,357,690
5.101%, 04/15/2042 (S)		940,000	984,469
SoftBank Corp.
4.500%, 04/15/2020 (S)		1,100,000	1,117,875
Sprint Capital Corp.
6.875%, 11/15/2028		900,000	846,000
8.750%, 03/15/2032		685,000	723,531
T-Mobile USA, Inc.
6.125%, 01/15/2022		485,000	510,463
6.250%, 04/01/2021		560,000	588,000
Telecom Italia Capital SA
6.999%, 06/04/2018		870,000	976,575
7.200%, 07/18/2036		960,000	1,080,000
Telefonica Emisiones SAU
6.421%, 06/20/2016		875,000	933,405
Verizon Communications, Inc.
4.400%, 11/01/2034		875,000	895,876
5.012%, 08/21/2054 (S)		1,643,000	1,716,414
5.150%, 09/15/2023		3,500,000	4,014,654
6.550%, 09/15/2043		1,641,000	2,159,313
6.900%, 04/15/2038		450,000	599,460
Wind Acquisition Finance SA
7.375%, 04/23/2021 (S)		925,000	964,313
Windstream Corp.
7.500%, 06/01/2022		1,205,000	1,195,963
			45,659,735
Utilities - 2.8%
AES Corp.
4.875%, 05/15/2023		1,300,000	1,274,000
Appalachian Power Company
7.000%, 04/01/2038		425,000	608,578
Arizona Public Service Company
5.500%, 09/01/2035		222,000	280,163
Beaver Valley II Funding Corp.
9.000%, 06/01/2017		190,000	205,200
Berkshire Hathaway Energy Company
3.750%, 11/15/2023		2,000,000	2,129,240
BVPS II Funding Corp.
8.890%, 06/01/2017		86,000	91,585
CenterPoint Energy Houston Electric LLC
6.950%, 03/15/2033		10,000	14,198
CenterPoint Energy Resources Corp.
4.500%, 01/15/2021		202,000	224,217
CenterPoint Energy, Inc.
6.500%, 05/01/2018		1,000,000	1,136,961

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Centrica PLC
4.000%, 10/16/2023 (S)	$2,000,000	$2,090,582
CMS Energy Corp.
5.050%, 03/15/2022	1,110,000	1,250,885
Commonwealth Edison Company
5.800%, 03/15/2018	1,270,000	1,430,778
DTE Gas Company
5.700%, 03/15/2033	14,000	17,470
Duke Energy Corp.
3.950%, 10/15/2023	2,000,000	2,168,676
Dynegy Finance I, Inc.
6.750%, 11/01/2019 (S)	375,000	392,344
7.625%, 11/01/2024 (S)	1,750,000	1,857,188
Electricite de France SA (5.250% to
01/29/2023, then 10 Year Swap
Rate + 3.709%)
01/29/2023 (Q)(S)	1,520,000	1,611,200
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)	1,055,000	1,051,835
Entergy Corp.
4.700%, 01/15/2017	1,000,000	1,056,369
Exelon Generation Company LLC
5.600%, 06/15/2042	298,000	342,507
FirstEnergy Corp.
4.250%, 03/15/2023	1,500,000	1,579,323
Integrys Energy Group, Inc. (6.110% to
12/01/2016, then 3 month
LIBOR + 2.120%)
12/01/2066	1,540,000	1,528,450
Israel Electric Corp., Ltd.
5.625%, 06/21/2018 (S)	1,120,000	1,204,426
6.875%, 06/21/2023 (S)	655,000	767,202
7.250%, 01/15/2019 (S)	1,195,000	1,359,313
NextEra Energy Capital Holdings, Inc.
(6.350% to 10/01/2016, then 3 month
LIBOR + 2.068%)
10/01/2066	650,000	643,500
NextEra Energy Capital Holdings, Inc.
(6.650% to 06/15/2017, then 3 month
LIBOR + 2.125%)
06/15/2067	325,000	324,994
NiSource Finance Corp.
4.800%, 02/15/2044	3,140,000	3,599,523
5.650%, 02/01/2045	2,000,000	2,543,048
NRG Energy, Inc.
6.625%, 03/15/2023	30,000	31,500
7.625%, 01/15/2018	1,085,000	1,204,350
8.250%, 09/01/2020	855,000	911,644
NRG Yield Operating LLC
5.375%, 08/15/2024 (S)	790,000	833,450
Oncor Electric Delivery Company LLC
4.100%, 06/01/2022	1,650,000	1,798,802
Pacific Gas & Electric Company
8.250%, 10/15/2018	455,000	558,034
Peco Energy Company
5.350%, 03/01/2018	1,000,000	1,112,109
PNPP II Funding Corp.
9.120%, 05/30/2016	129,000	132,466
PPL Capital Funding, Inc.
3.400%, 06/01/2023	1,590,000	1,639,715
3.500%, 12/01/2022	1,530,000	1,577,794

The accompanying notes are an integral part of the financial statements.	21

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
PPL Capital Funding, Inc. (6.700% to
03/30/2017, then 3 month
LIBOR + 2.665%)
03/30/2067	$1,065,000	$1,051,688
PSEG Power LLC
8.625%, 04/15/2031	214,000	313,132
Public Service Company of New Mexico
7.950%, 05/15/2018	1,000,000	1,173,860
San Diego Gas & Electric Company
6.125%, 09/15/2037	1,000,000	1,392,302
Sierra Pacific Power Company
6.000%, 05/15/2016	840,000	891,651
Southern California Edison Company
(6.250% to 02/01/2022, then 3 month
LIBOR + 4.199%)
02/01/2022 (Q)	790,000	884,800
TransAlta Corp.
6.650%, 05/15/2018	580,000	639,708
Virginia Electric and Power Company
6.000%, 01/15/2036	620,000	824,948
W3A Funding Corp.
8.090%, 01/02/2017	704,523	704,571
Wisconsin Energy Corp. (6.250% to
05/15/2017, then 3 month
LIBOR + 2.113%)
05/15/2067	945,000	949,678
		51,409,957
TOTAL CORPORATE BONDS (Cost $727,610,152)		$770,368,841

CAPITAL PREFERRED SECURITIES - 0.9%
Financials - 0.9%
BAC Capital Trust XIV, Series G
4.000%, 04/09/2015 (P)(Q)	1,939,000	1,551,200
Goldman Sachs Capital II
4.000%, 04/24/2015 (P)(Q)	2,195,000	1,720,331
HSBC Finance Capital Trust IX (5.911%
to 11/30/2015, then 3 month
LIBOR + 1.926%)
11/30/2035	1,650,000	1,681,350
ILFC E-Capital Trust II (6.25% to
12/21/2015, then 1.80% + Highest of
3 month LIBOR, 10 year CMT and
30 year CMT)
12/21/2065 (S)	1,300,000	1,251,250
MetLife Capital Trust IV (7.875% to
12/15/2032, then 3 month
LIBOR + 3.960%)
12/15/2067 (S)	375,000	480,938
MetLife Capital Trust X (9.250% to
04/08/2033, then 3 month
LIBOR + 5.540%)
04/08/2068 (S)	905,000	1,325,825
Sovereign Capital Trust VI
7.908%, 06/13/2036	1,227,000	1,294,139
State Street Capital Trust IV
1.241%, 06/01/2077 (P)	2,170,000	1,822,800
SunTrust Preferred Capital I
4.000%, 04/24/2015 (P)(Q)	102,000	82,110
USB Capital IX
3.500%, 04/24/2015 (P)(Q)	1,525,000	1,284,965

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CAPITAL PREFERRED SECURITIES (continued)
Financials (continued)
ZFS Finance USA Trust II (6.450% to
06/15/2016 then 3 month
LIBOR + 2.000%)
12/15/2065 (S)	$2,420,000	$2,542,210
ZFS Finance USA Trust V (6.500% to
05/09/2017, then 3 month
LIBOR + 2.285%)
05/09/2067 (S)	2,047,000	2,177,496
		17,214,614
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $16,276,348)		$17,214,614

TERM LOANS (M) - 0.3%
Consumer discretionary - 0.0%
Marina District Finance Company, Inc.
6.500%, 08/15/2018	504,410	507,562
Consumer staples - 0.1%
The Sun Products Corp.
5.500%, 03/23/2020	1,259,465	1,224,829
Energy - 0.0%
Templar Energy LLC
8.500%, 11/25/2020	770,000	586,484
Financials - 0.0%
Walter Investment Management Corp.
4.750%, 12/19/2020	453,925	419,502
Industrials - 0.1%
Delta Air Lines, Inc.
3.250%, 10/18/2018	782,020	780,880
WP CPP Holdings LLC
4.750%, 12/28/2019	490,000	488,530
		1,269,410
Utilities - 0.1%
ExGen Texas Power LLC
5.750%, 09/16/2021	842,653	842,653
La Frontera Generation LLC
4.500%, 09/30/2020	474,284	472,307
		1,314,960
TOTAL TERM LOANS (Cost $5,518,276)		$5,322,747

MUNICIPAL BONDS - 0.2%
Buckeye Ohio Tobacco Settlement
Financing Authority, Series A-2
5.875%, 06/01/2030	850,000	723,877
New Jersey State Turnpike Authority
7.414%, 01/01/2040	540,000	819,769
State of Hawaii Department of Business
Economic Development & Tourism
1.467%, 07/01/2022	2,120,000	2,123,244
TOTAL MUNICIPAL BONDS (Cost $3,424,795)		$3,666,890

COLLATERALIZED MORTGAGE
OBLIGATIONS - 18.2%
Commercial and residential - 15.1%
Adjustable Rate Mortgage Trust,
Series 2005-4, Class 7A12
0.751%, 08/25/2035 (P)	809,275	763,462
American Home Mortgage Assets Trust,
Series 2006-6, Class XP IO
2.228%, 12/25/2046	10,215,031	901,161

The accompanying notes are an integral part of the financial statements.	22

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
American Home
Mortgage Investment Trust
Series 2005-1, Class 1A1,
0.391%, 06/25/2045 (P)	$1,730,830	$1,607,609
Series 2005-1, Class AHM,
2.358%, 06/25/2045 (P)	1,131,851	1,123,652
Series 2004-4, Class 5A,
2.358%, 02/25/2045 (P)	168,006	167,256
Americold 2010 LLC Trust
Series 2010-ARTA, Class C,
6.811%, 01/14/2029 (S)	2,150,000	2,501,512
Series 2010-ARTA, Class D,
7.443%, 01/14/2029 (S)	4,257,000	4,872,132
AOA Mortgage Trust, Series 2015-1177,
Class C 3.009%, 12/13/2029 (P)(S)	1,200,000	1,198,856
BAMLL Commercial
Mortgage Securities Trust
Series 2013-DSNY, Class E,
2.756%, 09/15/2026 (P)(S)	965,000	967,783
Series 2014-ICTS, Class D,
2.072%, 06/15/2028 (P)(S)	300,000	299,794
Series 2014-ICTS, Class E,
3.122%, 06/15/2028 (P)(S)	390,000	388,442
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-5, Class AM,
5.448%, 09/10/2047	1,750,000	1,824,501
Series 2006-6, Class AJ,
5.421%, 10/10/2045	1,800,000	1,863,626
Series 2006-6, Class AM,
5.390%, 10/10/2045	1,650,000	1,745,596
Series 2007-2, Class A2,
5.634%, 04/10/2049 (P)	292,177	292,311
Series 2007-3, Class AJ,
5.576%, 06/10/2049 (P)	1,500,000	1,560,984
Series 2007-3, Class AM,
5.576%, 06/10/2049 (P)	1,000,000	1,077,669
Series 2007-3, Class AMF,
5.317%, 06/10/2049	1,100,000	1,173,923
Series 2007-4, Class AM,
5.821%, 02/10/2051 (P)	2,800,000	3,039,800
Series 2007-5, Class AM,
5.772%, 02/10/2051 (P)	747,000	795,507
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-5, Class XC IO,
0.095%, 10/10/2045 (S)	50,943,497	28,732
Series 2005-2, Class AJ,
4.953%, 07/10/2043 (P)	50,846	51,143
Banc of America Mortgage Trust,
Series 2003-I, Class 2A6
2.732%, 10/25/2033 (P)	1,958,025	1,971,437
Bayview Commercial Asset Trust
Series 2005-1A, Class A2,
0.518%, 04/25/2035 (P)(S)	1,706,104	1,563,797
Series 2005-3A, Class A1,
0.488%, 11/25/2035 (P)(S)	992,538	901,205
Series 2005-4A , Class A2,
0.561%, 01/25/2036 (P)(S)	1,079,322	946,314
Series 2006-1A, Class A2,
0.528%, 04/25/2036 (P)(S)	572,704	504,140

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bayview Commercial Asset Trust (continued)
Series 2006-2A, Class A2,
0.448%, 07/25/2036 (P)(S)	$1,065,367	$931,187
Bear Stearns ALT-A Trust
Series 2004-12, Class 1A1,
0.871%, 01/25/2035 (P)	2,332,037	2,279,713
Series 2005-1, Class A1,
0.731%, 01/25/2035 (P)	1,289,476	1,253,358
Series 2005-5, Class 1A4,
0.731%, 07/25/2035 (P)	1,476,160	1,327,851
Series 2005-7, Class 11A1,
0.711%, 08/25/2035 (P)	3,258,272	3,023,556
Bear Stearns Asset
Backed Securities Trust
Series 2004-AC5, Class A1,
5.750%, 10/25/2034 (P)	1,712,377	1,747,616
Series 2003-AC4, Class A,
5.500%, 09/25/2033 (P)	1,002,633	1,035,787
Bear Stearns Commercial
Mortgage Securities Trust
Series 2004-PWR6, Class X1 IO,
0.495%, 11/11/2041 (S)	7,203,163	143,127
Series 2005-PWR8, Class X1 IO,
0.736%, 06/11/2041 (S)	33,026,001	31,606
Series 2007-PWR16, Class AJ,
5.707%, 06/11/2040 (P)	700,000	715,807
Series 2007-PWR16, Class C,
5.707%, 06/11/2040 (P)(S)	860,000	749,405
Series 2004-PWR5, Class X1 IO,
0.632%, 07/11/2042 (S)	35,330	620
Series 2004-T16, Class X1 IO,
0.396%, 02/13/2046 (S)	32,973	295
Bear Stearns Mortgage Funding Trust,
Series 2006-AR4, Class A1
0.381%, 12/25/2036 (P)	1,068,988	860,709
BHMS Mortgage Trust
Series 2014-ATLS, Class CFX,
4.846%, 07/05/2033 (P)(S)	1,000,000	1,011,417
Series 2014-ATLS, Class DFL,
3.171%, 07/05/2033 (P)(S)	1,900,000	1,896,808
BLCP Hotel Trust, Series 2014-CLRN,
Class D 2.673%, 08/15/2029 (P)(S)	1,720,000	1,722,730
BWAY Mortgage Trust
Series 2013-1515, Class F,
3.927%, 03/10/2033 (P)(S)	1,860,000	1,743,090
Series 2013-1515, Class XB IO,
0.403%, 03/10/2033 (S)	46,410,000	1,728,401
Series 2015-1740, Class D,
3.787%, 01/13/2035 (P)(S)	1,160,000	1,150,172
CDGJ Commercial Mortgage Trust,
Series 2014-BXCH, Class D
3.172%, 12/15/2016 (P)(S)	1,865,000	1,866,886
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class XA IO
1.336%, 04/15/2044 (S)	12,161,494	344,195
CHL Mortgage Pass Through Trust,
Series 2004-HYB2, Class 4A
2.491%, 07/20/2034 (P)	505,526	508,071
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD3, Class AJ,
5.688%, 10/15/2048	500,000	489,481

The accompanying notes are an integral part of the financial statements.	23

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Citigroup/Deutsche Bank Commercial
Mortgage Trust (continued)
Series 2007-CD4, Class AMFX,
5.366%, 12/11/2049 (P)	$2,450,000	$2,561,681
COBALT CMBS Commercial
Mortgage Trust, Series 2007-C3,
Class AJ 5.768%, 05/15/2046 (P)	700,000	726,784
Commercial Mortgage Pass
Through Certificates
Series 2007-GG11, Class AJ,
6.062%, 12/10/2049 (P)	1,230,000	1,290,350
Series 2012-CR2, Class XA IO,
1.901%, 08/15/2045	25,819,805	2,525,177
Series 2012-LC4, Class B,
4.934%, 12/10/2044 (P)	850,000	947,955
Series 2012-LC4, Class XA IO,
2.417%, 12/10/2044 (S)	5,882,287	667,904
Series 2013-300P, Class D,
4.394%, 08/10/2030 (P)(S)	2,020,000	2,085,878
Series 2013-300P, Class E,
4.394%, 08/10/2030 (P)(S)	800,000	808,330
Series 2013-CR11, Class B,
5.164%, 10/10/2046 (P)	2,740,000	3,120,542
Series 2013-CR13, Class C,
4.755%, 12/10/2023 (P)	1,420,000	1,532,886
Series 2013-CR6, Class XA IO,
1.526%, 03/10/2046	13,814,780	889,119
Series 2013-LC13, Class B,
5.009%, 08/10/2046 (P)(S)	1,530,000	1,722,957
Series 2014-CR15, Class D,
4.767%, 02/10/2047 (P)(S)	500,000	499,555
Series 2014-CR15, Class XA IO,
1.347%, 02/10/2047	18,320,030	1,255,032
Series 2014-CR16, Class C,
4.906%, 04/10/2047 (P)	1,710,000	1,828,002
Series 2014-CR16, Class XA IO,
1.269%, 04/10/2047	12,137,663	906,489
Series 2014-FL4, Class D,
2.622%, 07/13/2031 (P)(S)	1,840,000	1,840,407
Series 2014-PAT, Class D,
2.322%, 08/13/2027 (P)(S)	2,320,000	2,298,552
Series 2014-TWC, Class D,
2.417%, 02/13/2032 (P)(S)	1,390,000	1,388,504
Series 2014-UBS2, Class D,
5.016%, 03/10/2047 (P)(S)	1,000,000	977,841
Series 2014-UBS2, Class XA IO,
1.429%, 03/10/2047	10,434,344	909,562
Commercial Mortgage Trust
Series 2005-GG5, Class AJ,
5.239%, 04/10/2037 (P)	925,000	932,973
Series 2007-GG11, Class AM,
5.867%, 12/10/2049 (P)	1,500,000	1,622,882
Credit Suisse Commercial Mortgage Trust
Series 2007-C2, Class AMFL,
0.403%, 01/15/2049 (P)	1,000,000	956,968
Series 2007-C3, Class AM,
5.699%, 06/15/2039 (P)	1,550,000	1,625,166
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C1,
Class AX IO 0.275%, 02/15/2038 (S)	5,404,265	5,026

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Credit Suisse Mortgage Trust,
Series 2014-ICE, Class D
2.322%, 04/15/2027 (P)(S)	$1,400,000	$1,387,611
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	2,663,104	2,715,777
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	2,000,000	2,270,236
Deutsche Mortgage Securities, Inc.
Mortgage Loan Trust, Series 2004-4,
Class 2AR1 0.441%, 06/25/2034 (P)	1,482,731	1,401,763
DSLA Mortgage Loan Trust,
Series 2004-AR3, Class 2A2B
0.624%, 07/19/2044 (P)	1,708,617	1,555,919
Extended Stay America Trust
Series 2013-ESFL, Class DFL,
3.311%, 12/05/2031 (P)(S)	1,660,000	1,657,834
Series 2013-ESH5, Class C5,
2.674%, 12/05/2031 (S)	1,150,000	1,149,208
First Horizon Alternative Mortgage
Securities, Series 2004-AA2, Class 2A1
2.188%, 08/25/2034 (P)	748,444	738,494
FREMF Mortgage Trust
Series 2011-K10, Class B,
4.617%, 11/25/2049 (P)(S)	1,055,000	1,141,090
Series 2011-K11, Class B,
4.421%, 12/25/2048 (P)(S)	875,000	946,749
GAHR Commericial Mortgage Trust
Series 2015-NRF, Class DFX,
3.382%, 12/15/2019 (S)	735,000	717,952
Series 2015-NRF, Class EFX,
3.382%, 12/15/2019 (S)	1,620,000	1,518,862
GE Capital Commercial Mortgage Corp.
Series 2005-C3, Class A7A,
4.974%, 07/10/2045 (P)	2,500,000	2,506,650
Series 2005-C1, Class XC IO,
0.102%, 06/10/2048 (S)	142,286	0
Greenwich Capital Commercial
Funding Corp., Series 2006-GG7,
Class AM 5.877%, 07/10/2038 (P)	1,465,000	1,537,053
GS Mortgage Securities Corp. Trust,
Series 2014-NEW, Class D
3.790%, 01/10/2031 (S)	1,300,000	1,263,738
GS Mortgage Securities Trust
Series 2006-GG6, Class AJ,
5.524%, 04/10/2038 (P)	1,500,000	1,535,100
Series 2010-C2, Class XA IO,
0.652%, 12/10/2043 (S)	59,235,249	496,925
Gs Mortgage Securities Trust,
Series 2011-GC5, Class XA
1.668%, 08/10/2044 (P)(S)	23,612,658	1,332,273
GS Mortgage Securities Trust
Series 2013-GC10, Class C,
4.285%, 02/10/2046 (P)(S)	1,140,200	1,187,071
Series 2005-GG4, Class XC IO,
0.703%, 07/10/2039 (S)	552,547	377
Series 2006-GG6, Class AM,
5.555%, 04/10/2038 (P)	3,000,000	3,099,045
HarborView Mortgage Loan Trust
Series 2005-11, Class X IO,
2.410%, 08/19/2045	4,302,092	241,245

The accompanying notes are an integral part of the financial statements.	24

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2005-9, Class 2A1C,
0.618%, 06/20/2035 (P)	$2,063,893	$1,889,960
Series 2005-8, Class 1X IO,
2.084%, 09/19/2035	4,473,846	234,577
Series 2007-3, Class ES IO,
0.361%, 05/19/2047 (S)	5,695,326	60,513
Series 2007-4, Class ES IO,
0.356%, 07/19/2047	5,952,795	59,528
Series 2007-6, Class ES IO,
0.343%, 08/19/2037 (S)	4,691,431	49,846
HILT Mortgage Trust, Series 2014-ORL,
Class D 2.322%, 07/15/2029 (P)(S)	1,770,000	1,733,706
Hilton USA Trust
Series 2013-HLF, Class EFL,
3.921%, 11/05/2030 (P)(S)	1,443,706	1,443,786
Series 2013-HLT, Class DFX,
4.406%, 11/05/2030 (S)	1,426,000	1,451,930
Series 2013-HLT, Class EFX,
5.222%, 11/05/2030 (P)(S)	1,000,000	1,018,301
Impac Secured Assets Trust,
Series 2006-5, Class 2A
0.371%, 12/25/2036 (P)	1,082,864	1,016,313
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO,
2.201%, 07/25/2035	20,970,255	1,503,043
Series 2005-AR8, Class AX2 IO,
2.258%, 04/25/2035	20,827,984	1,616,918
Series 2005-AR18, Class 1X IO,
2.044%, 10/25/2036	15,447,637	1,346,606
Series 2005-AR18, Class 2X IO,
1.686%, 10/25/2036	19,547,985	782,998
Irvine Core Office Trust, Series 2013-IRV,
Class XA IO 1.105%, 05/15/2048 (S)	26,756,818	1,221,957
JPMBB Commercial Mortgage
Securities Trust, Series 2014-C19,
Class C 4.678%, 04/15/2047 (P)	2,035,000	2,142,747
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2005-CB13, Class AJ,
5.313%, 01/12/2043 (P)	1,000,000	980,713
Series 2005-LDP5, Class AM,
5.270%, 12/15/2044 (P)	2,000,000	2,054,280
Series 2005-LDP5, Class A4,
5.228%, 12/15/2044 (P)	1,820,911	1,848,563
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	2,000,000	2,099,088
Series 2006-LDP8, Class AM,
5.440%, 05/15/2045	2,670,000	2,818,652
Series 2006-LDP8, Class C,
5.549%, 05/15/2045 (P)	1,000,000	1,018,977
Series 2007-CB19, Class AJ,
5.699%, 02/12/2049 (P)	700,000	639,315
Series 2007-LD12, Class AM,
6.196%, 02/15/2051 (P)	2,115,000	2,301,215
Series 2011-C3A, Class XA IO,
1.175%, 02/15/2046 (S)	23,434,941	940,960
Series 2011-C4, Class XA IO,
1.466%, 07/15/2046 (S)	31,682,764	1,325,258
Series 2012-HSBC, Class XA IO,
1.431%, 07/05/2032 (S)	26,750,000	2,477,772

Active Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust (continued)
Series 2013-JWRZ, Class D,
3.163%, 04/15/2030 (P)(S)	$1,455,000	$1,455,207
Series 2013-JWRZ, Class E,
3.913%, 04/15/2030 (P)(S)	1,000,000	1,000,534
Series 2014-FBLU, Class D,
2.772%, 12/15/2028 (P)(S)	2,260,000	2,263,747
Series 2014-FL5, Class C,
2.272%, 07/15/2031 (P)(S)	3,095,000	3,096,021
Series 2014-INN, Class F,
4.173%, 06/15/2029 (P)(S)	2,510,000	2,518,286
Series 2014-PHH, Class C,
2.272%, 08/15/2027 (P)(S)	2,350,000	2,364,126
Series 2005-LDP2, Class A4,
4.738%, 07/15/2042	1,057,484	1,057,485
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,227,199	1,296,217
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049	3,761,137	3,997,502
LB-UBS Commercial Mortgage Trust
Series 2005-C2, Class AJ,
5.205%, 04/15/2030 (P)	321,235	321,793
Series 2006-C1, Class AJ,
5.276%, 02/15/2041 (P)	800,000	811,636
Series 2006-C4, Class AJ,
5.858%, 06/15/2038 (P)	950,000	996,882
Series 2007-C1, Class AJ,
5.484%, 02/15/2040	1,000,000	1,039,837
Series 2007-C7, Class AJ,
6.255%, 09/15/2045 (P)	1,300,000	1,358,414
Series 2004-C1, Class XCL IO,
0.533%, 01/15/2036 (S)	5,341,223	21,509
Series 2005-C1, Class XCL IO,
0.652%, 02/15/2040 (S)	55,010	353
Lehman Brothers Small Balance
Commercial, Series 2005-1A, Class A
0.421%, 02/25/2030 (P)(S)	1,181,449	1,116,164
MASTR Adjustable Rate Mortgages Trust
Series 2004-11, Class M2,
1.268%, 11/25/2034 (P)	1,675,000	1,621,643
Series 2004-13, Class 2A1,
2.643%, 04/21/2034 (P)	285,894	287,608
Series 2004-8, Class 5A1,
2.552%, 08/25/2034 (P)	270,876	268,772
MASTR Alternative Loans Trust,
Series 2004-4, Class 8A1
6.500%, 05/25/2034	884,131	918,386
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1,
2.161%, 12/25/2034 (P)	1,265,700	1,234,059
Series 2005-2, Class 1A,
1.582%, 10/25/2035 (P)	1,629,009	1,580,699
Merrill Lynch Mortgage Trust
Series 2008-C1, Class X IO,
0.374%, 02/12/2051 (S)	44,828,422	429,322
Series 2005-CIP1, Class XC IO,
0.232%, 07/12/2038 (S)	115,558,095	92,100
Series 2006-C2, Class X IO,
0.338%, 08/12/2043 (S)	13,770,877	73,289

The accompanying notes are an integral part of the financial statements.	25

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2006-4, Class AJ,
5.239%, 12/12/2049	$1,000,000	$1,007,359
Series 2007-5, Class AM,
5.419%, 08/12/2048	2,740,000	2,859,727
Series 2007-5, Class AMFL,
0.352%, 08/12/2048 (P)(S)	1,000,000	943,286
Series 2007-6, Class AM,
5.526%, 03/12/2051 (P)	3,050,000	3,155,191
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2012-C5, Class XA IO,
1.849%, 08/15/2045 (S)	18,797,932	1,509,023
Series 2012-C6, Class XA IO,
2.133%, 11/15/2045 (S)	14,492,886	1,338,346
Series 2013-C7, Class B,
3.769%, 02/15/2046	1,000,000	1,036,372
Series 2013-C7, Class C,
4.185%, 02/15/2046 (P)	1,024,000	1,054,728
Series 2013-C7, Class XA IO,
1.707%, 02/15/2046	8,455,171	715,054
Series 2014-C18, Class 300D,
5.279%, 08/15/2031	745,000	781,369
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class D,
5.862%, 07/12/2044 (P)	900,000	901,101
Series 2006-T23, Class A4,
5.809%, 08/12/2041 (P)	568,176	596,693
Series 2007-IQ14, Class AM,
5.703%, 04/15/2049 (P)	3,595,000	3,764,005
Series 2011-C3, Class XA IO,
1.258%, 07/15/2049 (S)	19,972,126	707,712
Series 2012-C4, Class AS,
3.773%, 03/15/2045	2,371,500	2,507,095
Series 2014-150E, Class D,
4.295%, 09/09/2032 (P)(S)	3,095,000	3,264,278
Series 2005-IQ9, Class X1 IO,
1.436%, 07/15/2056 (S)	130,862	2,772
Series 2005-T17, Class X1 IO,
0.798%, 12/13/2041 (S)	163,262	596
Morgan Stanley Mortgage Loan Trust,
Series 2004-6AR, Class 2A2
2.639%, 08/25/2034 (P)	2,041,708	2,018,278
MortgageIT Trust, Series 2005-2,
Class 1A2 0.498%, 05/25/2035 (P)	1,340,900	1,246,753
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2004-AP3, Class A6
4.793%, 10/25/2034 (P)	400,101	413,994
Opteum Mortgage Acceptance Corp.,
Series 2005-3, Class APT
0.458%, 07/25/2035 (P)	1,515,619	1,476,907
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO,
2.395%, 12/25/2045	10,811,875	1,483,338
Series 2004-QS16, Class 1A1,
5.500%, 12/25/2034	2,231	2,274
Sequoia Mortgage Trust, Series 2005-3,
Class A1 0.374%, 05/20/2035 (P)	3,878	3,532

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Springleaf Mortgage Loan Trust,
Series 2012-3A, Class M1
2.660%, 12/25/2059 (P)(S)	$810,000	$809,857
Structured Agency Credit Risk Debt
Notes, Series 2013-DN2, Class M1
1.621%, 11/25/2023 (P)	1,520,695	1,521,687
TimberStar Trust, Series 2006-1A,
Class A 5.668%, 10/15/2036 (S)	900,000	950,229
TMSQ Mortgage Trust, Series 2011-1500,
Class D 3.835%, 10/10/2036 (P)(S)	1,090,000	1,088,385
UBS Commercial Mortgage Trust,
Series 2012-C1, Class B
4.822%, 05/10/2045	1,015,000	1,115,404
UBS-Barclays Commercial
Mortgage Trust, Series 2012-C2,
Class XA IO 1.750%, 05/10/2063 (S)	23,013,096	1,747,661
VNDO Mortgage Trust,
Series 2013-PENN, Class D
3.947%, 12/13/2029 (P)(S)	1,919,000	1,979,170
Wachovia Bank
Commercial Mortgage Trust
Series 2005-C21, Class AJ,
5.242%, 10/15/2044 (P)	2,170,000	2,213,146
Series 2007-C30, Class AJ,
5.413%, 12/15/2043 (P)	2,000,000	2,057,164
Series 2007-C31, Class AJ,
5.660%, 04/15/2047 (P)	1,500,000	1,563,041
Series 2007-C31, Class AM,
5.591%, 04/15/2047 (P)	2,775,000	2,967,316
Series 2007-C33, Class AJ,
5.942%, 02/15/2051 (P)	1,000,000	1,047,920
Series 2005-C17, Class XC IO,
0.147%, 03/15/2042 (S)	7,085,432	19,577
Series 2005-C19, Class AJ,
4.793%, 05/15/2044	37,517	37,725
WaMu Mortgage Pass
Through Certificates
Series 2004-AR8, Class A2,
0.571%, 06/25/2044 (P)	1,039,328	958,278
Series 2004-CB2, Class 1A,
5.000%, 07/25/2034	1,291,307	1,364,487
Series 2005-AR13, Class X IO,
1.435%, 10/25/2045	56,627,450	3,202,339
Series 2005-AR19, Class A1A2,
0.458%, 12/25/2045 (P)	1,964,195	1,791,743
Series 2005-AR2, Class 2A1B,
0.538%, 01/25/2045 (P)	2,797,597	2,571,173
Series 2005-AR2, Class 2A3,
0.518%, 01/25/2045 (P)	1,108,197	1,019,357
Series 2005-AR8, Class 2AB2,
0.591%, 07/25/2045 (P)	3,308,968	3,054,730
Series 2005-AR8, Class 2AB3,
0.531%, 07/25/2045 (P)	860,381	789,767
Washington Mutual Alternative Mortgage
Pass Through Certificates,
Series 2005-1, Class 6A1
6.500%, 03/25/2035	7,440	7,568
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C,
2.710%, 03/18/2028 (P)(S)	4,280,000	4,206,414
Series 2013-BTC, Class E,
3.550%, 04/16/2035 (P)(S)	3,190,000	2,969,297

The accompanying notes are an integral part of the financial statements.	26

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Mortgage Backed
Securities Trust, Series 2005-AR3,
Class 1A2 2.619%, 03/25/2035 (P)	$931,317	$921,003
WF-RBS Commercial Mortgage Trust
Series 2011-C3, Class XA IO,
1.596%, 03/15/2044 (S)	41,442,492	2,171,794
Series 2012-C10, Class XA IO,
1.789%, 12/15/2045 (S)	8,811,167	848,974
Series 2012-C9, Class XA IO,
2.207%, 11/15/2045 (S)	26,455,883	2,895,279
Series 2013-C15, Class B,
4.482%, 08/15/2046 (P)	1,505,000	1,644,912
Series 2013-C15, Class C,
4.482%, 08/15/2046 (P)	1,000,000	1,059,825
Series 2013-C16, Class B,
4.983%, 09/15/2046 (P)	880,000	996,418
Series 2013-C16, Class XA IO,
1.045%, 09/15/2046	15,503,554	828,463
		279,530,725
U.S. Government Agency - 3.1%
Federal Home Loan Mortgage Corp.
Series 290, Class IO,
3.500%, 11/15/2032	4,878,323	946,890
Series 3387, Class SB IO,
6.248%, 11/15/2037	7,483,196	1,326,023
Series 3632, Class AP,
3.000%, 02/15/2040	3,144,998	3,254,022
Series 3830, Class NI IO,
4.500%, 01/15/2036	4,930,678	422,660
Series 3943, Class DI IO,
4.000%, 11/15/2039	3,984,707	514,219
Series 4030, Class BI IO,
5.000%, 01/15/2042	2,858,629	484,569
Series 4077, Class IK IO,
5.000%, 07/15/2042	2,324,146	504,425
Series K006, Class BX1 IO,
5.354%, 02/25/2020	4,478,942	1,049,013
Series K010, Class X1 IO,
0.360%, 10/25/2020	36,777,807	503,672
Series K011, Class X1 IO,
0.334%, 11/25/2020	55,247,269	868,819
Series K014, Class X1 IO,
1.242%, 04/25/2021	15,022,997	959,504
Series K017, Class X1 IO,
1.431%, 12/25/2021	24,563,229	1,906,426
Series K018, Class X1 IO,
1.440%, 01/25/2022	10,745,040	839,886
Series K021, Class A2,
2.396%, 06/25/2022	1,000,000	1,007,201
Series K021, Class X1 IO,
1.502%, 06/25/2022	16,754,386	1,470,214
Series K022, Class X1 IO,
1.298%, 07/25/2022	21,876,605	1,635,801
Series K024, Class X1,
0.897%, 09/25/2022 (P)	11,072,833	595,829
Series K026, Class X1 IO,
1.048%, 11/25/2022	13,658,891	887,869
Series K038, Class A2,
3.389%, 03/25/2024	3,600,000	3,855,280
Series K705, Class X1 IO,
1.744%, 09/25/2018	15,547,675	848,079

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K707, Class X1 IO,
1.548%, 12/25/2018	$11,435,353	$584,964
Series K709, Class X1 IO,
1.535%, 03/25/2019	33,214,311	1,789,952
Series K710, Class X1 IO,
1.777%, 05/25/2019	20,950,705	1,338,436
Series KAIV, Class X1 IO,
1.359%, 06/25/2021	25,755,917	1,657,883
Series KS01, Class X1 IO,
1.638%, 01/25/2023	19,346,715	1,555,495
Series T-41, Class 3A,
6.624%, 07/25/2032 (P)	1,878	2,154
Federal National Mortgage Association
Series 2001-50, Class BA,
7.000%, 10/25/2041	427	488
Series 2011-118, Class CD,
3.500%, 10/25/2039	4,099,249	4,279,796
Series 2011-41, Class KA,
4.000%, 01/25/2041	1,331,084	1,399,632
Series 2011-86, Class NA,
4.000%, 01/25/2041	2,310,938	2,396,278
Series 2012-103, Class PS IO,
6.479%, 04/25/2042	3,905,118	805,627
Series 2012-118, Class IB IO,
3.500%, 11/25/2042	4,034,989	812,548
Series 2012-137, Class WI IO,
3.500%, 12/25/2032	4,890,573	812,678
Series 2012-30, Class PB,
2.250%, 10/25/2040	2,882,758	2,915,172
Series 2012-38, Class PA,
2.000%, 09/25/2041	2,538,224	2,436,995
Series 2012-M5, Class X IO,
0.627%, 02/25/2022	15,325,369	532,311
Series 2012-MB, Class X1 IO,
2.190%, 12/25/2019	11,717,467	736,841
Series 402, Class 3 IO,
4.000%, 11/25/2039	1,364,719	221,629
Series 402, Class 4 IO,
4.000%, 10/25/2039	807,414	130,643
Series 402, Class 7 IO,
4.500%, 11/25/2039	781,330	132,700
Series 407, Class 15 IO,
5.000%, 01/25/2040	1,451,161	292,726
Series 407, Class 21 IO,
5.000%, 01/25/2039	681,960	134,210
Series 407, Class 7 IO,
5.000%, 03/25/2041	1,276,285	263,828
Series 407, Class 8 IO,
5.000%, 03/25/2041	639,204	128,453
Series 407, Class C6 IO,
5.500%, 01/25/2040	4,823,291	903,019
Series 2002-W3, Class A5,
7.500%, 11/25/2041	14,433	16,862
Government National
Mortgage Association
Series 2008-90, Class IO,
0.708%, 12/16/2050	6,741,399	609,524
Series 2012-114, Class IO,
0.988%, 01/16/2053	21,409,892	1,728,613
Series 2012-120, Class IO,
0.963%, 02/16/2053	16,496,733	1,172,258

The accompanying notes are an integral part of the financial statements.	27

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2012-125, Class IO,
0.857%, 02/16/2053	$21,691,384	$1,473,539
Series 2012-70, Class IO,
0.905%, 08/16/2052	13,289,090	731,166
Series 2013-42, Class IA IO,
3.500%, 03/20/2043	6,593,318	832,754
		56,709,575
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $329,079,104)		$336,240,300

ASSET BACKED SECURITIES - 8.8%
ABCLO 2007-1 Ltd., Series 2007-1A,
Class C 2.103%, 04/15/2021 (P)(S)	2,000,000	1,983,684
ACE Securities Corp. Home Equity
Loan Trust, Series 2005-HE3, Class M2
0.846%, 05/25/2035 (P)	1,035,000	989,584
Aegis Asset Backed Securities Trust,
Series 2005-4, Class M1
0.621%, 10/25/2035 (P)	2,040,000	1,834,346
Aircraft Lease Securitisation, Ltd.,
Series 2007-1A, Class G3
0.434%, 05/10/2032 (P)(S)	719,197	712,005
Airspeed, Ltd., Series 2007-1A. Class G1
0.442%, 06/15/2032 (P)(S)	1,246,435	1,043,430
Ally Auto Receivables Trust,
Series 2014-2, Class A4
1.840%, 01/15/2020	2,245,000	2,259,341
Ally Master Owner Trust, Series 2012-4,
Class A 1.720%, 07/15/2019	860,000	863,607
Alterna Funding I LLC, Series 2014-1A
1.639%, 02/15/2021 (S)	803,070	804,073
American Express Credit
Account Master Trust
Series 2014-4, Class A,
1.430%, 06/15/2020	2,385,000	2,388,682
Series 2014-1, Class A4,
1.490%, 04/15/2020	2,295,000	2,304,001
Ameriquest Mortgage Securities, Inc.
Series 2005-R10, Class M1,
0.581%, 01/25/2036 (P)	1,100,000	1,008,041
Series 2005-R3, Class M2,
0.641%, 05/25/2035 (P)	1,480,000	1,397,295
Amresco Residential Securities Mortgage
Loan Trust, Series 1998-1, Class A6
6.510%, 08/25/2027	58	63
Apidos CDO IV, Series 2006-4A, Class E
3.856%, 10/27/2018 (P)(S)	700,000	689,403
Apidos Cinco CDO, Ltd., Series 2007-CA,
Class D 4.507%, 05/14/2020 (P)(S)	1,000,000	976,717
Apidos Quattro CDO, Series 2006-QA,
Class E 3.857%, 01/20/2019 (P)(S)	500,000	495,274
Applebee’s/IHOP Funding LLC,
Series 2014-1, Class A2
4.277%, 09/05/2044 (S)	3,035,000	3,097,466
Argent Securities, Inc.
Series 2004-W6, Class M1,
0.996%, 05/25/2034 (P)	717,511	697,878
Series 2003-W10, Class M1,
1.250%, 01/25/2034 (P)	814,059	785,054

Active Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
ARL First LLC, Series 2012-1A, Class A2
3.810%, 12/15/2042 (S)	$1,100,000	$1,123,746
Asset Backed Funding Certificates,
Series 2005-HE1, Class M1
0.801%, 03/25/2035 (P)	830,944	794,685
Babson Mid-Market CLO, Inc.,
Series 2007-2A, Class E
3.903%, 04/15/2021 (P)	1,000,000	980,962
Bank of The West Auto Trust,
Series 2014-1, Class A4
1.650%, 03/16/2020 (S)	2,035,000	2,040,773
Battalion Clo, Ltd., Series 2007-1A,
Class D 2.403%, 07/14/2022 (P)(S)	1,000,000	983,949
Bayview Financial Mortgage Pass-
Through Trust, Series 2006-A,
Class 1A3 5.865%, 02/28/2041 (P)	1,275,000	1,316,798
Bravo Mortgage Asset Trust,
Series 2006-1A, Class A2
0.411%, 07/25/2036 (P)(S)	2,509,843	2,350,669
Business Loan Express SBA Loan Trust,
Series 2005-1A, Class A
0.471%, 06/27/2033 (P)(S)	1,512,867	1,376,141
California Republic Auto
Receivables Trust, Series 2014-4,
Class A4 1.840%, 06/15/2020	1,070,000	1,072,841
CarMax Auto Owner Trust, Series 2014-3,
Class A3 1.160%, 06/17/2019	2,065,000	2,066,084
Chase Issuance Trust
Series 2014-A6, Class A,
1.260%, 07/15/2019	1,666,000	1,665,172
Series 2014-A7, Class A,
1.380%, 11/15/2019	2,735,000	2,733,736
Chrysler Capital Auto Receivables Trust,
Series 2014-BA, Class A4
1.760%, 12/16/2019 (S)	900,000	905,879
CIFC Funding Ltd., Series 2006-1A,
Class B2L 4.231%, 10/20/2020 (P)(S)	477,542	476,387
Citibank Credit Card Issuance Trust
Series 2014-A8, Class A8,
1.730%, 04/09/2020	2,860,000	2,875,521
Series 2007-A8, Class A8,
5.650%, 09/20/2019	1,115,000	1,234,866
Citicorp Residential Mortgage
Securities, Inc., Series 2007-2, Class A6
6.265%, 06/25/2037 (P)	593,680	612,539
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	3,938,819	4,039,885
Conseco Financial Corp., Series 1996-10,
Class M1 7.240%, 11/15/2028 (P)	1,447,597	1,544,790
Countrywide Asset-Backed Certificates,
Series 2004-10, Class AF5B
5.613%, 02/25/2035 (P)	1,275,924	1,298,748
Credit Suisse Mortgage Trust,
Series 2006-CF2, Class M1
0.641%, 05/25/2036 (P)(S)	2,300,000	2,223,967
Credit-Based Asset Servicing
and Securitization LLC
Series 2005-CB4, Class M1,
0.590%, 07/25/2035 (P)	790,000	760,256
Series 2006-MH1, Class B1,
5.490%, 10/25/2036 (P)(S)	460,000	368,003

The accompanying notes are an integral part of the financial statements.	28

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Cronos Containers Program, Ltd.,
Series 2013-1A, Class A
3.080%, 04/18/2028 (S)	$1,796,667	$1,792,773
DB Master Finance LLC, Series 2015-1A,
Class A2II 3.980%, 02/20/2045 (S)	4,885,000	4,912,683
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%, 04/15/2020	3,620,000	3,618,997
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	1,449,375	1,516,684
Duane Street CLO III, Ltd.,
Series 2006-3A, Class D
1.752%, 01/11/2021 (P)(S)	1,200,000	1,184,058
ECP CLO, Ltd., Series 2012-3A, Class D
4.603%, 05/03/2023 (P)(S)	500,000	474,197
Emerson Place CLO, Ltd.,
Series 2006-1A, Class C
1.023%, 01/15/2019 (P)(S)	1,300,000	1,219,360
Encore Credit Receivables Trust,
Series 2005-2, Class M2
0.861%, 11/25/2035 (P)	1,850,000	1,804,242
EquiFirst Mortgage Loan Trust,
Series 2004-3, Class M3
1.146%, 12/25/2034 (P)	802,072	715,556
Foothill CLO, Ltd., Series 2007-1A,
Class E 3.762%, 02/22/2021 (P)(S)	1,350,000	1,343,218
Ford Credit Auto Owner Trust,
Series 2014-1, Class B
2.410%, 11/15/2025 (S)	1,470,000	1,486,592
Ford Credit Floorplan Master Owner Trust
Series 2014-4, Class A1,
1.400%, 08/15/2019	2,905,000	2,904,431
Series 2012-5, Class A,
1.490%, 09/15/2019	2,175,000	2,173,943
FRS I LLC, Series 2013-1A, Class B
3.960%, 04/15/2043 (S)	1,594,874	1,612,828
Gale Force 4 CLO, Ltd., Series 2007-4A,
Class D 3.761%, 08/20/2021 (P)(S)	1,000,000	1,000,574
GE Equipment Midticket LLC,
Series 2014-1, Class A4
1.590%, 08/22/2023	640,000	640,549
Golden Knight CDO, Ltd.,
Series 2007-2A, Class D
1.653%, 04/15/2019 (P)(S)	2,000,000	1,941,970
Goldentree Loan Opportunities V, Ltd.,
Series 2007-5A, Class E
5.257%, 10/18/2021 (P)(S)	1,100,000	1,100,309
GSAA Home Equity Trust,
Series 2005-11, Class 3A1
0.441%, 10/25/2035 (P)	1,995,832	1,873,562
GSAA Trust, Series 2005-10, Class M3
0.721%, 06/25/2035 (P)	2,000,000	1,904,226
GSC Group CDOFund VIII, Ltd.,
Series 2007-8A, Class C
1.732%, 04/17/2021 (P)(S)	1,000,000	978,757
GSRPM Mortgage Loan Trust,
Series 2006-1, Class A1
0.471%, 03/25/2035 (P)(S)	1,641,944	1,610,813
Harch CLO III, Ltd., Series 2007-1A,
Class D 2.003%, 04/17/2020 (P)(S)	1,300,000	1,269,154
Hewett’s Island CLO, Ltd.,
Series 2006-5A, Class E
3.835%, 12/05/2018 (P)(S)	512,365	512,352

Active Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
HOA Funding LLC, Series 2014-1A,
Class A2 4.846%, 08/20/2044 (S)	$495,000	$493,188
Home Equity Asset Trust, Series 2005-1,
Class M4 1.191%, 05/25/2035 (P)	875,000	842,090
Home Equity Mortgage Loan Asset-
Backed Trust, Series 2005-C,
Class AII3 0.541%, 10/25/2025 (P)	1,429,874	1,375,589
Honda Auto Receivables Owner Trust,
Series 2014-3, Class A4
1.310%, 10/15/2020	3,500,000	3,497,022
John Deere Owner Trust, Series 2014-B,
Class A4 1.500%, 06/15/2021	1,700,000	1,703,568
Katonah IX CLO, Ltd., Series 2006-9A,
Class B1L 1.656%, 01/25/2019 (P)(S)	1,500,000	1,449,780
KVK CLO, Ltd., Series 2012-1A, Class E
6.503%, 07/15/2023 (P)(S)	1,300,000	1,301,739
LCM V Ltd., Series 5A, Class D
0.917%, 03/21/2019 (P)(S)	2,000,000	1,958,506
Merrill Lynch Mortgage Investors, Inc.,
Series 2005-WMC1, Class M1
0.921%, 09/25/2035 (P)	640,103	579,412
Miramax LLC, Series 2014-1A, Class A2
3.340%, 07/20/2026 (S)	1,087,200	1,093,776
MVW Owner Trust, Series 2014-1A,
Class A 2.250%, 09/20/2031 (S)	570,500	565,380
Nautique Funding Ltd., Series 2006-1A,
Class D 4.253%, 04/15/2020 (P)(S)	1,000,000	981,622
New Century Home Equity Loan Trust
Series 2005-2, Class M2,
0.618%, 06/25/2035 (P)	2,450,000	2,265,312
Series 2005-1, Class M1,
0.843%, 03/25/2035 (P)	2,500,000	2,370,645
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	2,545,000	2,536,098
Octagon Investment Partners XI Ltd.,
Series 2007-1A, Class B
1.012%, 08/25/2021 (P)(S)	1,000,000	963,947
Porsche Innovative Lease Owner Trust,
Series 2014-1, Class A4
1.260%, 09/21/2020 (S)	1,345,000	1,344,424
RAMP Series Trust, Series 2005-RS7,
Class M1 0.671%, 07/25/2035 (P)	1,400,000	1,215,376
RAMP Trust, Series 2005-RS3, Class M1
0.588%, 03/25/2035 (P)	985,000	944,719
RASC Series Trust, Series 2005-KS7,
Class M4 0.751%, 08/25/2035 (P)	2,000,000	1,850,554
Renaissance Home Equity Loan Trust,
Series 2005-2, Class AF4
4.934%, 08/25/2035 (P)	1,545,000	1,552,654
Saratoga CLO I, Ltd., Series 2006-1A,
Class C 1.721%, 12/15/2019 (P)(S)	1,000,000	965,048
Saxon Asset Securities Trust,
Series 2006-2, Class A3C
0.318%, 09/25/2036 (P)	2,481,655	2,290,026
Sierra Timeshare Receivables
Funding LLC, Series 2014-2A, Class A
2.050%, 06/20/2031 (S)	1,642,744	1,649,022
Sonic Capital LLC, Series 2011-1A,
Class A2 5.438%, 05/20/2041 (S)	1,184,338	1,247,017
Soundview Home Loan Trust
Series 2006-OPT2, Class A3,
0.348%, 05/25/2036 (P)	587,562	545,057

The accompanying notes are an integral part of the financial statements.	29

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Active Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Soundview Home Loan Trust (continued)
Series 2005-CTX1, Class M2,
0.610%, 11/25/2035 (P)	$1,240,000	$1,162,961
Specialty Underwriting &
Residential Finance Trust
Series 2006-BC1, Class A2D,
0.471%, 12/25/2036 (P)	3,250,000	3,146,751
Series 2005-AB1, Class M1,
0.601%, 03/25/2036 (P)	1,000,000	980,986
Structured Asset Investment Loan Trust
Series 2005-1, Class M2,
0.888%, 02/25/2035 (P)(S)	1,770,000	1,650,658
Series 2005-2, Class M2,
0.906%, 03/25/2035 (P)	1,925,000	1,775,582
Symphony CLO IV, Ltd., Series 2007-4A,
Class D 3.507%, 07/18/2021 (P)(S)	1,000,000	1,000,089
TAL Advantage V LLC
Series 2013-1A, Class A,
2.830%, 02/22/2038 (S)	1,040,000	1,029,453
Series 2014-1A, Class A,
3.510%, 02/22/2039 (S)	2,155,500	2,165,989
Toyota Auto Receivables Owner Trust,
Series 2014-C, Class A4
1.440%, 04/15/2020	1,165,000	1,165,974
Volkswagen Credit Auto Master Trust,
Series 2014-1A, Class A2
1.400%, 07/22/2019 (S)	1,360,000	1,362,410
Westgate Resorts LLC
Series 2014-1A, Class A,
2.150%, 12/20/2026 (S)	2,488,091	2,463,989
Series 2015-1A, Class A,
2.750%, 05/20/2027 (S)	1,410,000	1,409,559
Series 2014-1A, Class B,
3.250%, 12/20/2026 (S)	1,660,158	1,651,857
Series 2013-1A, Class B,
3.750%, 08/20/2025 (S)	411,553	413,945
Series 2012-2A, Class B,
4.500%, 01/20/2025 (S)	1,715,933	1,742,753
Series 2012-3A, Class B,
4.500%, 03/20/2025 (S)	1,047,371	1,053,917
Series 2014-AA, Class A,
6.250%, 10/20/2026 (S)	1,007,908	1,011,063
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4 1.370%, 01/15/2020	540,000	541,661
TOTAL ASSET BACKED SECURITIES (Cost $160,120,878)		$162,079,337

PREFERRED SECURITIES - 0.7%
Consumer staples - 0.0%
Ocean Spray Cranberries, Inc.,
Series A, 6.250% (S)	5,034	$465,645
Financials - 0.5%
Ally Financial, Inc., 7.000% (S)	2,258	2,263,998
Discover Financial Services, 6.500%	31,500	826,245
FNB Corp. (7.250% to 02/15/2024, then
3 month LIBOR + 4.600%)	26,000	722,020
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	76,423	1,989,291
Regions Financial Corp., 6.375% (L)	41,628	1,044,863
The Goldman Sachs Group, Inc. (5.500%
to 05/10/2023, then
3 month LIBOR + 3.640%)	32,950	821,773

Active Bond Fund (continued)

	Shares or Principal Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
Wells Fargo & Company,
Series L, 7.500%	623	$755,363
Weyerhaeuser Company, 6.375%	5,600	326,704
		8,750,257
Industrials - 0.1%
United Technologies Corp., 7.500%	16,493	1,050,604
Utilities - 0.1%
Dominion Resources, Inc., 6.375%	29,102	1,471,979
Exelon Corp., 6.500% (L)	13,538	671,485
		2,143,464
TOTAL PREFERRED SECURITIES (Cost $12,134,085)		$12,409,970

ESCROW CERTIFICATES - 0.0%
Financials - 0.0%
Lehman Brothers
Holdings, Inc., 01/26/2017 (I)	1,120,000	163,800
TOTAL ESCROW CERTIFICATES (Cost $0)		$163,800

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	504,683	$5,049,452
TOTAL SECURITIES LENDING
COLLATERAL (Cost $5,049,562)		$5,049,452

SHORT-TERM INVESTMENTS - 7.1%
Money market funds - 6.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	115,540,712	115,540,712
Repurchase agreement - 0.8%
Barclays Tri-Party Repurchase Agreement
dated 02/27/2015 at 0.040% to be
repurchased at $12,469,042 on
03/02/2014, collateralized by
$10,276,500 U.S. Treasury Inflation
Indexed Notes, 2.375% due 01/15/2017
(valued at $12,718,513,
including interest)	$12,469,000	$12,469,000
Repurchase Agreement with State
Street Corp. dated 02/27/2015 at
0.000% to be repurchased at $2,987,000
on 03/02/2015, collateralized by
$3,080,000 U.S. Treasury Notes,
1.125% due 05/31/2019 (valued at
$3,049,200, including interest)	2,987,000	2,987,000
		15,456,000
TOTAL SHORT-TERM INVESTMENTS (Cost $130,996,712)		$130,996,712
Total Investments (Active Bond Fund)
(Cost $1,855,711,499) - 104.0%		$1,917,760,404
Other assets and liabilities, net - (4.0%)		(73,233,593)
TOTAL NET ASSETS - 100.0%		$1,844,526,811

The accompanying notes are an integral part of the financial statements.	30

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 101.0%
Consumer discretionary - 12.3%
Auto components - 0.4%
American Axle &
Manufacturing Holdings, Inc. (I)	43,100	$1,074,049
Cooper Tire & Rubber Company	47,500	1,807,850
Lear Corp.	1,100	119,812
		3,001,711
Automobiles - 0.1%
General Motors Company	12,300	458,913
Diversified consumer services - 0.2%
Strayer Education, Inc. (I)	29,600	1,801,752
Hotels, restaurants and leisure - 3.0%
Darden Restaurants, Inc.	153,400	9,817,600
Jack in the Box, Inc.	11,200	1,082,928
Marriott International, Inc., Class A	129,500	10,761,450
Penn National Gaming, Inc. (I)	61,100	995,319
Sonic Corp.	32,400	1,029,996
		23,687,293
Media - 2.3%
AMC Entertainment Holdings, Inc., Class A	14,400	495,072
Cablevision Systems Corp., Class A	345,300	6,484,734
Cinemark Holdings, Inc.	42,500	1,730,600
DIRECTV (I)	39,900	3,535,140
News Corp., Class A (I)	8,700	150,293
Sirius XM Holdings, Inc. (I)	931,000	3,621,590
Time Warner Cable, Inc.	7,300	1,124,565
Time Warner, Inc.	12,400	1,015,064
		18,157,058
Multiline retail - 1.5%
Burlington Stores, Inc. (I)	9,700	539,029
Kohl’s Corp.	7,800	575,640
Target Corp.	139,900	10,748,517
		11,863,186
Specialty retail - 4.1%
AutoZone, Inc. (I)	300	192,804
Barnes & Noble, Inc. (I)	113,100	2,816,190
Build-A-Bear Workshop, Inc. (I)	20,700	448,569
L Brands, Inc.	32,000	2,939,520
Lowe’s Companies, Inc.	147,900	10,957,911
Murphy USA, Inc. (I)	9,000	638,910
Outerwall, Inc. (L)	57,300	3,696,996
PetSmart, Inc.	114,400	9,484,904
Staples, Inc.	7,400	124,061
The Cato Corp., Class A	18,200	806,988
		32,106,853
Textiles, apparel and luxury goods - 0.7%
Skechers U.S.A., Inc., Class A (I)	83,700	5,703,318
		96,780,084
Consumer staples - 9.4%
Beverages - 1.9%
Dr. Pepper Snapple Group, Inc.	130,500	10,282,095
Monster Beverage Corp. (I)	31,300	4,417,056
		14,699,151
Food and staples retailing - 2.2%
CVS Health Corp.	86,500	8,984,755
SUPERVALU, Inc. (I)	71,100	702,468
The Kroger Company	112,100	7,975,915
		17,663,138

All Cap Core Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food products - 2.2%
Cal-Maine Foods, Inc. (L)	38,500	$1,448,755
Pilgrim’s Pride Corp. (L)	195,000	5,348,850
Sanderson Farms, Inc. (L)	123,300	10,506,393
		17,303,998
Household products - 1.3%
The Clorox Company	95,500	10,375,120
Tobacco - 1.8%
Altria Group, Inc.	150,800	8,488,532
Lorillard, Inc.	67,400	4,611,508
Reynolds American, Inc.	9,800	741,076
		13,841,116
		73,882,523
Energy - 6.5%
Energy equipment and services - 0.2%
Atwood Oceanics, Inc.	60,300	1,869,903
Oil, gas and consumable fuels - 6.3%
CVR Energy, Inc. (L)	47,000	1,973,530
Exxon Mobil Corp.	34,900	3,090,046
Marathon Petroleum Corp.	93,300	9,796,500
Nordic American Tankers, Ltd. (L)	328,200	3,357,486
Pacific Ethanol, Inc. (I)(L)	122,100	1,120,878
PBF Energy, Inc., Class A	216,300	6,742,071
REX American Resources Corp. (I)	116,900	6,354,684
Teekay Tankers, Ltd., Class A	39,900	233,415
Tesoro Corp.	48,100	4,417,504
Valero Energy Corp.	180,100	11,110,369
World Fuel Services Corp.	25,600	1,401,600
		49,598,083
		51,467,986
Financials - 16.9%
Banks - 4.4%
Associated Banc-Corp.	30,300	564,792
Capital Bank Financial Corp., Class A (I)	5,400	143,370
Citigroup, Inc.	226,400	11,867,888
City National Corp.	16,300	1,473,031
East West Bancorp, Inc.	48,200	1,925,590
First BanCorp (I)	45,600	300,504
First Citizens BancShares, Inc., Class A	8,200	2,068,450
JPMorgan Chase & Co.	43,900	2,690,192
KeyCorp	134,400	1,872,192
MidSouth Bancorp, Inc.	7,600	108,376
OFG Bancorp	26,600	464,170
Pinnacle Financial Partners, Inc.	6,000	252,000
Popular, Inc. (I)	13,900	479,689
PrivateBancorp, Inc.	3,200	111,136
Signature Bank (I)	32,400	3,996,540
SunTrust Banks, Inc.	112,900	4,628,900
Valley National Bancorp	69,100	663,360
Wintrust Financial Corp.	26,100	1,229,049
		34,839,229
Capital markets - 2.1%
Arlington Asset Investment Corp., Class A (L)	29,300	732,207
BGC Partners, Inc., Class A	29,600	268,768
INTL. FCStone, Inc. (I)	4,400	119,812
Janus Capital Group, Inc.	37,200	613,056
Lazard, Ltd., Class A	71,900	3,658,272
Northern Trust Corp.	109,200	7,625,436

The accompanying notes are an integral part of the financial statements.	31

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	16,500	$3,131,535
		16,149,086
Diversified financial services - 3.5%
Berkshire Hathaway, Inc., Class B (I)	33,700	4,967,717
CME Group, Inc.	114,700	11,003,171
Intercontinental Exchange Group, Inc.	29,000	6,825,440
McGraw-Hill Financial, Inc.	32,800	3,381,680
Voya Financial, Inc.	31,800	1,405,242
		27,583,250
Insurance - 3.3%
Alleghany Corp. (I)	13,275	6,272,969
Arch Capital Group, Ltd. (I)	55,000	3,253,800
Lincoln National Corp.	39,000	2,247,960
The Allstate Corp.	56,500	3,988,900
The Progressive Corp.	389,100	10,369,515
		26,133,144
Real estate investment trusts - 1.4%
AG Mortgage Investment Trust, Inc.	77,100	1,450,251
Chimera Investment Corp.	1,463,600	4,698,156
CoreSite Realty Corp.	7,300	346,312
Crown Castle International Corp.	1,500	129,465
Regency Centers Corp.	41,100	2,697,393
Simon Property Group, Inc.	4,300	818,548
Western Asset Mortgage Capital Corp.	43,900	658,500
		10,798,625
Real estate management and development - 1.9%
CBRE Group, Inc., Class A (I)	79,900	2,737,374
Jones Lang LaSalle, Inc.	62,400	10,062,000
The St. Joe Company (I)(L)	141,400	2,402,386
		15,201,760
Thrifts and mortgage finance - 0.3%
Berkshire Hills Bancorp, Inc.	28,400	757,712
Essent Group, Ltd. (I)	83,300	1,934,226
		2,691,938
		133,397,032
Health care - 16.8%
Biotechnology - 5.5%
Amgen, Inc.	86,500	13,642,780
Biogen, Inc. (I)	32,930	13,487,799
Gilead Sciences, Inc. (I)	93,800	9,711,114
PDL BioPharma, Inc.	85,300	595,394
Pharmacyclics, Inc. (I)	27,700	5,981,261
		43,418,348
Health care equipment and supplies - 1.0%
Edwards Lifesciences Corp. (I)	62,000	8,247,240
Health care providers and services - 5.2%
Aetna, Inc.	1,500	149,325
Anthem, Inc.	78,200	11,452,390
Centene Corp. (I)	167,000	10,263,820
Cigna Corp.	5,200	632,476
Health Net, Inc. (I)	166,000	9,520,100
LifePoint Hospitals, Inc. (I)	92,900	6,685,084
UnitedHealth Group, Inc.	19,700	2,238,511
		40,941,706
Life sciences tools and services - 2.2%
Affymetrix, Inc. (I)	70,700	827,190
Cambrex Corp. (I)	15,500	530,875

All Cap Core Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Life sciences tools and services (continued)
Illumina, Inc. (I)	38,100	$7,447,026
Quintiles Transnational Holdings, Inc. (I)	126,500	8,219,970
		17,025,061
Pharmaceuticals - 2.9%
AbbVie, Inc.	62,600	3,787,300
Eli Lilly & Company	18,600	1,305,162
Hospira, Inc. (I)	97,500	8,535,150
Johnson & Johnson	9,700	994,347
Mallinckrodt PLC (I)	5,000	583,600
Merck & Company, Inc.	78,800	4,612,952
Mylan, Inc. (I)	37,300	2,138,223
Pfizer, Inc.	21,300	731,016
Sucampo Pharmaceuticals, Inc., Class A (I)	20,500	315,290
		23,003,040
		132,635,395
Industrials - 11.9%
Aerospace and defense - 5.8%
General Dynamics Corp.	78,400	10,880,352
Huntington Ingalls Industries, Inc.	30,300	4,282,299
Lockheed Martin Corp.	4,900	980,245
Northrop Grumman Corp.	66,100	10,953,431
Rockwell Collins, Inc.	115,700	10,306,556
Spirit Aerosystems Holdings, Inc., Class A (I)	165,900	8,163,939
		45,566,822
Air freight and logistics - 0.4%
C.H. Robinson Worldwide, Inc.	42,700	3,172,610
Airlines - 1.9%
JetBlue Airways Corp. (I)	39,300	675,567
Southwest Airlines Company	236,000	10,204,640
United Continental Holdings, Inc. (I)	67,800	4,419,204
		15,299,411
Commercial services and supplies - 1.1%
Cintas Corp.	108,400	9,049,232
Construction and engineering - 0.1%
Argan, Inc.	25,400	823,722
Electrical equipment - 0.2%
Acuity Brands, Inc.	9,400	1,489,712
Industrial conglomerates - 0.3%
Danaher Corp.	25,200	2,199,456
Machinery - 0.5%
Federal Signal Corp.	14,800	244,052
PACCAR, Inc.	42,700	2,734,935
The Greenbrier Companies, Inc. (L)	11,200	658,224
		3,637,211
Professional services - 0.5%
Robert Half International, Inc.	51,000	3,159,960
RPX Corp. (I)	54,200	790,236
		3,950,196
Road and rail - 1.1%
Knight Transportation, Inc.	4,600	152,076
Union Pacific Corp.	72,100	8,670,746
		8,822,822
		94,011,194
Information technology - 20.4%
Communications equipment - 0.9%
Harris Corp.	18,300	1,421,544

The accompanying notes are an integral part of the financial statements.	32

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

All Cap Core Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
InterDigital, Inc.	112,000	$5,921,440
		7,342,984
Electronic equipment, instruments and components - 0.5%
Jabil Circuit, Inc.	164,900	3,622,853
Internet software and services - 0.3%
Angie’s List, Inc. (I)	18,100	121,994
EarthLink Holdings Corp.	152,700	652,029
Facebook, Inc., Class A (I)	15,800	1,247,726
		2,021,749
IT services - 6.9%
Amdocs, Ltd.	13,700	719,250
Booz Allen Hamilton Holding Corp.	38,300	1,139,808
Broadridge Financial Solutions, Inc.	114,300	6,084,189
Cognizant Technology
Solutions Corp., Class A (I)	169,700	10,603,705
Computer Sciences Corp.	132,900	9,425,268
DST Systems, Inc.	65,300	6,940,737
EPAM Systems, Inc. (I)	8,000	493,440
Fiserv, Inc. (I)	25,000	1,951,750
Leidos Holdings, Inc.	27,800	1,251,556
MAXIMUS, Inc.	29,500	1,747,285
Paychex, Inc.	78,300	3,902,081
Science Applications International Corp.	4,500	246,060
Visa, Inc., Class A	37,100	10,065,601
		54,570,730
Semiconductors and semiconductor equipment - 3.5%
Amkor Technology, Inc. (I)	66,900	650,937
Freescale Semiconductor, Ltd. (I)	54,700	1,975,217
Integrated Device Technology, Inc. (I)	156,800	3,236,352
Lam Research Corp.	1,100	90,706
Micron Technology, Inc. (I)	268,300	8,228,761
Tessera Technologies, Inc.	170,900	6,846,254
Texas Instruments, Inc.	119,200	7,008,960
		28,037,187
Software - 2.2%
Ellie Mae, Inc. (I)	14,400	761,040
ePlus, Inc. (I)	2,600	216,242
FactSet Research Systems, Inc.	33,600	5,226,480
Fair Isaac Corp.	9,400	800,128
Manhattan Associates, Inc. (I)	90,800	4,526,380
Microsoft Corp.	56,693	2,485,988
Take-Two Interactive Software, Inc. (I)	117,300	3,107,277
		17,123,535
Technology hardware, storage and peripherals - 6.1%
Apple, Inc.	284,373	36,530,556
Hewlett-Packard Company	302,700	10,546,068
Lexmark International, Inc., Class A	22,100	942,786
		48,019,410
		160,738,448
Materials - 3.0%
Chemicals - 1.8%
CF Industries Holdings, Inc.	800	244,984
PPG Industries, Inc.	6,300	1,482,894
The Mosaic Company	31,300	1,667,038
The Sherwin-Williams Company	37,900	10,809,080
		14,203,996

All Cap Core Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metals and mining - 1.2%
Alcoa, Inc.	626,100	$9,260,019
		23,464,015
Telecommunication services - 1.0%
Diversified telecommunication services - 1.0%
Atlantic Tele-Network, Inc.	18,100	1,245,823
CenturyLink, Inc.	56,000	2,120,160
Frontier Communications Corp.	183,400	1,463,532
Inteliquent, Inc.	93,300	1,376,175
Level 3 Communications, Inc. (I)	29,100	1,567,326
magicJack VocalTec, Ltd. (I)	28,000	216,160
		7,989,176
		7,989,176
Utilities - 2.8%
Electric utilities - 1.3%
Edison International	64,500	4,144,125
Entergy Corp.	76,700	6,098,417
		10,242,542
Multi-utilities - 1.5%
PG&E Corp.	194,100	10,428,993
Public Service Enterprise Group, Inc.	34,700	1,459,482
		11,888,475
		22,131,017
TOTAL COMMON STOCKS (Cost $696,074,272)		$796,496,870

SECURITIES LENDING COLLATERAL - 3.2%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	2,524,207	25,255,201
TOTAL SECURITIES LENDING
COLLATERAL (Cost $25,255,586)		$25,255,201

SHORT-TERM INVESTMENTS - 0.8%
Money market funds - 0.8%
State Street Institutional Liquid Reserves
Fund, 0.0876% (Y)	5,972,718	5,972,718
TOTAL SHORT-TERM INVESTMENTS (Cost $5,972,718)		$5,972,718
Total Investments (All Cap Core Fund)
(Cost $727,302,576) - 105.0%		$827,724,789
Other assets and liabilities, net - (5.0%)		(39,352,721)
TOTAL NET ASSETS - 100.0%		$788,372,068

Alpha Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 96.4%
Consumer discretionary - 15.1%
Automobiles - 0.6%
Fiat Chrysler Automobiles NV (I)	230,435	$3,557,329
Harley-Davidson, Inc.	117,710	7,482,824
		11,040,153
Diversified consumer services - 0.0%
The Honest Company, Inc. (I)(R)	8,330	221,745

The accompanying notes are an integral part of the financial statements.	33

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure - 1.4%
Hilton Worldwide Holdings, Inc. (I)	172,946	$4,889,183
McDonald’s Corp.	142,379	14,081,283
Starbucks Corp.	10,593	990,287
Whitbread PLC	65,929	5,334,346
Wyndham Worldwide Corp.	15,747	1,440,536
		26,735,635
Household durables - 3.6%
D.R. Horton, Inc.	493,741	13,484,067
Electrolux AB, Series B	147,294	4,808,548
GoPro, Inc., Class A (I)(L)	68,979	2,895,738
iRobot Corp. (I)(L)	36,600	1,202,310
Lennar Corp., Class A	101,269	5,084,716
NVR, Inc. (I)	10,324	13,751,568
PulteGroup, Inc.	558,335	12,596,038
Sony Corp.	51,080	1,443,215
Whirlpool Corp.	58,130	12,320,654
		67,586,854
Internet and catalog retail - 2.7%
Amazon.com, Inc. (I)	66,842	25,410,655
Groupon, Inc. (I)	1,032,872	8,448,893
HSN, Inc.	29,223	1,974,598
Netflix, Inc. (I)	30,134	14,310,938
Wayfair, Inc., Class A (I)(L)	43,277	1,010,518
		51,155,602
Media - 1.2%
CyberAgent, Inc.	38,658	1,995,753
DHX Media, Ltd. (L)	167,370	1,235,761
DISH Network Corp., Class A (I)	60,327	4,526,938
Loral Space & Communications, Inc. (I)	22,367	1,590,965
Sky PLC	196,066	3,010,134
Solocal Group (I)	1,475,825	1,099,801
Tribune Company, Class A (I)	17,706	1,168,065
Twenty-First Century Fox, Inc., Class A	248,798	8,707,930
		23,335,347
Multiline retail - 0.1%
Intime Retail Group Company, Ltd.	1,953,075	1,076,261
Tuesday Morning Corp. (I)	71,507	1,357,203
		2,433,464
Specialty retail - 4.9%
Advance Auto Parts, Inc.	202,550	31,381,072
AutoNation, Inc. (I)	8,952	550,548
CarMax, Inc. (I)	22,454	1,506,888
CST Brands, Inc.	41,194	1,714,906
L Brands, Inc.	22,852	2,099,185
Lowe’s Companies, Inc.	251,173	18,609,408
Pier 1 Imports, Inc.	283,070	3,413,824
Signet Jewelers, Ltd.	14,919	1,788,490
The Home Depot, Inc.	107,126	12,292,709
The TJX Companies, Inc.	211,402	14,510,633
Tiffany & Company	26,492	2,337,124
Zhongsheng Group Holdings, Ltd.	810,380	698,989
		90,903,776
Textiles, apparel and luxury goods - 0.6%
ANTA Sports Products, Ltd.	491,239	977,850
Asics Corp.	47,208	1,239,782
Kate Spade & Company (I)	40,708	1,402,391
Michael Kors Holdings, Ltd. (I)	16,045	1,081,593

Alpha Opportunities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Samsonite International SA	1,861,200	$5,884,764
		10,586,380
		283,998,956
Consumer staples - 5.1%
Beverages - 2.9%
Anheuser-Busch InBev NV	24,403	3,095,765
Anheuser-Busch InBev NV, ADR	62,583	7,926,763
Diageo PLC, ADR	39,107	4,647,867
Molson Coors Brewing Company, Class B	42,718	3,241,869
Monster Beverage Corp. (I)	37,457	5,285,932
The Coca-Cola Company	579,441	25,089,795
Treasury Wine Estates, Ltd.	1,009,873	4,275,600
		53,563,591
Food and staples retailing - 0.2%
Rite Aid Corp. (I)	81,255	648,415
Seven & I Holdings Company, Ltd.	83,700	3,200,452
		3,848,867
Food products - 1.6%
Greencore Group PLC	1,471,134	7,652,254
Keurig Green Mountain, Inc.	6,110	779,514
Kraft Foods Group, Inc.	134,549	8,619,209
Mondelez International, Inc., Class A	68,727	2,538,432
Post Holdings, Inc. (I)	54,855	2,714,225
The Hershey Company	55,453	5,754,912
TreeHouse Foods, Inc. (I)	22,550	1,884,278
		29,942,824
Household products - 0.3%
Svenska Cellulosa AB SCA, B Shares	55,187	1,370,702
The Procter & Gamble Company	58,890	5,013,306
		6,384,008
Personal products - 0.1%
The Estee Lauder Companies, Inc., Class A	17,040	1,408,697
		95,147,987
Energy - 5.3%
Energy equipment and services - 0.5%
Baker Hughes, Inc.	27,861	1,741,591
McDermott International, Inc. (I)(L)	351,135	877,838
Patterson-UTI Energy, Inc.	159,339	2,977,249
Petroleum Geo-Services ASA (L)	132,432	743,074
Trican Well Service, Ltd.	671,970	2,354,395
		8,694,147
Oil, gas and consumable fuels - 4.8%
BG Group PLC	719,317	10,590,272
Chevron Corp.	72,127	7,694,508
China Suntien Green Energy Corp., Ltd.,
H Shares	8,023,580	1,559,925
Cobalt International Energy, Inc. (I)	312,106	3,195,965
Concho Resources, Inc. (I)	13,896	1,513,552
Cosan, Ltd., Class A	245,012	1,849,841
Energen Corp.	16,316	1,054,666
EOG Resources, Inc.	21,917	1,966,393
Exxon Mobil Corp.	90,793	8,038,812
Imperial Oil, Ltd.	278,892	10,776,387
Karoon Gas Australia, Ltd. (I)(L)	1,221,018	2,492,250
Occidental Petroleum Corp.	67,864	5,285,248
Pioneer Natural Resources Company	95,359	14,544,155
Rice Energy, Inc. (I)	90,479	1,771,579
Southwestern Energy Company (I)	31,398	787,462

The accompanying notes are an integral part of the financial statements.	34

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Suncor Energy, Inc. (L)	232,187	$6,988,829
Tsakos Energy Navigation, Ltd. (L)	527,409	3,955,568
Whiting Petroleum Corp. (I)	41,326	1,398,059
World Fuel Services Corp.	93,120	5,098,320
		90,561,791
		99,255,938
Financials - 13.3%
Banks - 4.2%
Alpha Bank AE (I)	4,268,802	1,767,491
Axis Bank, Ltd.	213,564	1,932,653
Banca Popolare dell’Emilia Romagna SC (I)	54,853	451,800
BOK Financial Corp. (L)	65,237	3,848,983
Citigroup, Inc.	149,178	7,819,911
Cullen/Frost Bankers, Inc.	17,487	1,185,619
Fifth Third Bancorp	22,499	435,581
First Republic Bank	66,574	3,794,718
HDFC Bank, Ltd.	165,227	3,203,714
JPMorgan Chase & Co.	160,164	9,814,850
M&T Bank Corp. (L)	100,842	12,201,882
Piraeus Bank SA (I)	2,638,614	1,674,228
Sberbank of Russia, ADR	199,300	1,025,598
Seven Bank, Ltd.	94,745	459,450
The PNC Financial Services Group, Inc.	196,865	18,103,705
Wells Fargo & Company	207,101	11,347,064
		79,067,247
Capital markets - 1.9%
BlackRock, Inc.	74,704	27,746,560
Julius Baer Group, Ltd. (I)	57,479	2,655,827
Legg Mason, Inc.	25,233	1,445,094
Matsui Securities Company, Ltd.	104,300	973,898
SEI Investments Company	61,877	2,663,186
		35,484,565
Diversified financial services - 0.6%
Berkshire Hathaway, Inc., Class B (I)	39,728	5,856,304
London Stock Exchange Group PLC	15,647	597,657
McGraw-Hill Financial, Inc.	34,223	3,528,391
Moody’s Corp.	20,692	2,005,882
		11,988,234
Insurance - 5.7%
ACE, Ltd.	155,340	17,710,313
Alleghany Corp. (I)	10,615	5,016,012
American International Group, Inc.	358,343	19,827,118
Fairfax Financial Holdings, Ltd.	11,564	6,068,302
Markel Corp. (I)	17,400	12,970,656
Marsh & McLennan Companies, Inc.	349,827	19,901,658
MetLife, Inc.	239,457	12,171,599
St James’s Place PLC	272,855	3,983,845
Unum Group	127,369	4,274,504
White Mountains Insurance Group, Ltd.	6,902	4,604,669
		106,528,676
Real estate - 0.0%
WeWork Companies, Inc., Class A (I)(R)	5,941	98,925
Real estate investment trusts - 0.3%
Kennedy Wilson Europe Real Estate PLC	317,134	5,273,627
Paramount Group, Inc.	37,506	688,235
		5,961,862
Real estate management and development - 0.6%
Daito Trust Construction Company, Ltd.	26,400	2,861,817

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
Deutsche Annington Immobilien SE (I)	106,717	$4,115,749
GAGFAH SA (I)(L)	1,838	42,551
GAGFAH SA (I)	160,871	3,786,443
		10,806,560
		249,936,069
Health care - 16.6%
Biotechnology - 2.4%
Actelion, Ltd. (I)	3,028	362,503
Agios Pharmaceuticals, Inc. (I)(L)	19,566	2,099,040
Alnylam Pharmaceuticals, Inc. (I)	27,924	2,835,124
Arena Pharmaceuticals, Inc. (I)(L)	502,567	2,266,577
Biogen, Inc. (I)	10,563	4,326,499
BioMarin Pharmaceutical, Inc. (I)	16,712	1,789,354
Celgene Corp. (I)	52,879	6,426,385
Five Prime Therapeutics, Inc. (I)	20,080	516,859
Incyte Corp. (I)	40,685	3,492,807
Innate Pharma SA (I)(L)	60,499	661,312
Isis Pharmaceuticals, Inc. (I)(L)	8,685	595,444
Medivation, Inc. (I)	10,630	1,249,344
Pharmacyclics, Inc. (I)	5,833	1,259,520
Portola Pharmaceuticals, Inc. (I)	25,925	987,224
PTC Therapeutics, Inc. (I)	18,674	1,332,016
Puma Biotechnology, Inc. (I)	3,318	706,767
Receptos, Inc. (I)	12,899	1,633,529
Regeneron Pharmaceuticals, Inc. (I)	12,044	4,984,289
Regulus Therapeutics, Inc. (I)(L)	27,590	510,967
TESARO, Inc. (I)(L)	32,415	1,728,692
United Therapeutics Corp. (I)	4,848	751,682
Vertex Pharmaceuticals, Inc. (I)	45,146	5,391,787
		45,907,721
Health care equipment and supplies - 1.5%
Becton, Dickinson and Company	116,699	17,122,077
Boston Scientific Corp. (I)	31,741	536,423
Corindus Vascular Robotics, Inc. (I)	598,810	2,515,002
Medtronic PLC	110,043	8,538,236
Sirona Dental Systems, Inc. (I)	5,692	516,947
		29,228,685
Health care providers and services - 2.6%
Acadia Healthcare Company, Inc. (I)	44,153	2,791,794
Aetna, Inc.	27,565	2,744,096
Cardinal Health, Inc.	115,005	10,119,290
Envision Healthcare Holdings, Inc. (I)	267,954	9,812,475
HCA Holdings, Inc. (I)	17,641	1,262,037
Health Net, Inc. (I)	16,353	937,845
Humana, Inc.	6,034	991,869
Laboratory Corp. of America Holdings (I)	54,956	6,761,237
LifePoint Hospitals, Inc. (I)	8,858	637,422
UnitedHealth Group, Inc.	101,396	11,521,627
Universal Health Services, Inc., Class B	7,546	855,339
		48,435,031
Health care technology - 0.1%
CareView Communications, Inc. (I)	2,320,370	1,206,592
Life sciences tools and services - 0.3%
Illumina, Inc. (I)	27,655	5,405,446
Pharmaceuticals - 9.7%
Actavis PLC (I)	78,456	22,858,940
Akorn, Inc. (I)	18,475	994,140
Astellas Pharma, Inc.	37,026	589,004
AstraZeneca PLC	188,043	12,958,760

The accompanying notes are an integral part of the financial statements.	35

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
AstraZeneca PLC, ADR	40,106	$2,763,303
Bristol-Myers Squibb Company	870,104	53,006,736
Eli Lilly & Company	17,675	1,240,255
Endo International PLC (I)	11,668	998,781
Hikma Pharmaceuticals PLC	27,344	1,043,566
Jazz Pharmaceuticals PLC (I)	14,235	2,421,231
Johnson & Johnson	159,792	16,380,278
Merck & Company, Inc.	503,716	29,487,535
Mylan, Inc. (I)	18,346	1,051,684
Ono Pharmaceutical Company, Ltd.	92,747	9,242,481
Pfizer, Inc.	279,132	9,579,810
Roche Holding AG	29,277	7,977,671
Sanofi, ADR	37,920	1,852,771
Santen Pharmaceutical Company, Ltd.	7,485	502,141
TherapeuticsMD, Inc. (I)	1,235,878	6,265,901
		181,214,988
		311,398,463
Industrials - 13.3%
Aerospace and defense - 2.8%
DigitalGlobe, Inc. (I)	266,628	8,865,381
Lockheed Martin Corp.	43,055	8,613,153
Northrop Grumman Corp.	47,718	7,907,350
Raytheon Company	15,636	1,700,728
Safran SA	25,992	1,827,285
TransDigm Group, Inc.	12,644	2,741,978
United Technologies Corp.	168,613	20,555,611
		52,211,486
Air freight and logistics - 1.1%
FedEx Corp.	5,667	1,002,946
United Parcel Service, Inc., Class B	176,213	17,926,148
UTi Worldwide, Inc. (I)(L)	68,648	897,916
		19,827,010
Airlines - 1.1%
AirAsia BHD	3,227,732	2,345,474
American Airlines Group, Inc.	133,281	6,384,160
JetBlue Airways Corp. (I)	101,691	1,748,068
Southwest Airlines Company	33,087	1,430,682
Spirit Airlines, Inc. (I)	22,215	1,727,883
United Continental Holdings, Inc. (I)	95,624	6,232,772
Wizz Air Holdings PLC (I)(S)	37,697	762,401
		20,631,440
Building products - 0.7%
Lennox International, Inc.	105,652	11,015,278
Owens Corning	23,157	918,407
Wienerberger AG	49,679	777,363
		12,711,048
Commercial services and supplies - 0.4%
Clean Harbors, Inc. (I)	128,543	7,158,560
Construction and engineering - 0.8%
AECOM (I)	336,935	10,128,266
China Machinery Engineering Corp., H Shares	678,830	589,518
Jacobs Engineering Group, Inc. (I)	114,203	5,063,761
		15,781,545
Electrical equipment - 2.0%
Acuity Brands, Inc.	81,525	12,920,082
Capstone Turbine Corp. (I)(L)	2,186,652	1,547,275
Eaton Corp. PLC	149,870	10,642,269
Nidec Corp.	57,504	3,883,674

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Schneider Electric SE	71,566	$5,750,290
Zumtobel Group AG	102,521	2,715,671
		37,459,261
Industrial conglomerates - 0.7%
3M Company	35,234	5,942,214
Danaher Corp.	92,591	8,081,342
		14,023,556
Machinery - 1.5%
Allison Transmission Holdings, Inc.	246,074	7,830,075
Arcam AB (I)(L)	115,916	2,545,307
Barnes Group, Inc.	32,673	1,307,573
IDEX Corp.	55,683	4,302,069
PACCAR, Inc.	119,965	7,683,758
Pall Corp.	41,589	4,192,587
SMC Corp.	1,793	498,907
		28,360,276
Marine - 0.0%
Pacific Basin Shipping, Ltd.	666,975	245,841
Road and rail - 1.7%
AMERCO (I)	10,169	3,323,433
Canadian National Railway Company	51,660	3,568,387
CSX Corp.	47,947	1,645,062
DSV A/S	183,038	5,918,392
Genesee & Wyoming, Inc., Class A (I)	86,547	8,922,996
Hertz Global Holdings, Inc. (I)	246,112	5,677,804
J.B. Hunt Transport Services, Inc.	17,620	1,506,510
Knight Transportation, Inc.	26,974	891,760
Old Dominion Freight Line, Inc. (I)	6,939	542,075
		31,996,419
Trading companies and distributors - 0.5%
HD Supply Holdings, Inc. (I)	77,087	2,274,452
MSC Industrial Direct Company, Inc., Class A	99,242	7,243,674
		9,518,126
		249,924,568
Information technology - 20.2%
Communications equipment - 2.4%
Alcatel-Lucent, ADR (I)	463,237	1,801,992
Cisco Systems, Inc.	1,035,052	30,544,385
F5 Networks, Inc. (I)	39,744	4,694,363
Motorola Solutions, Inc.	87,386	5,937,005
Palo Alto Networks, Inc. (I)	7,347	1,044,890
ParkerVision, Inc. (I)(L)	1,453,500	1,380,970
		45,403,605
Electronic equipment, instruments and components - 1.0%
Arrow Electronics, Inc. (I)	65,555	4,061,788
Hamamatsu Photonics KK	9,651	537,985
Hitachi High-Technologies Corp.	5,700	176,458
Hoya Corp.	14,574	588,387
IPG Photonics Corp. (I)(L)	6,144	589,210
Largan Precision Company, Ltd.	26,500	2,252,706
Murata Manufacturing Company, Ltd.	2,657	328,013
TE Connectivity, Ltd.	140,064	10,102,816
		18,637,363
Internet software and services - 5.3%
21Vianet Group, Inc., ADR (I)	50,326	870,640
Akamai Technologies, Inc. (I)	210,989	14,665,845
Alibaba Group Holding, Ltd., ADR (I)	166,416	14,165,330
AOL, Inc. (I)	66,054	2,677,829

The accompanying notes are an integral part of the financial statements.	36

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Baidu, Inc., ADR (I)	22,491	$4,582,541
CoStar Group, Inc. (I)	16,625	3,311,035
Coupons.com, Inc. (I)(L)	361,886	3,528,389
Facebook, Inc., Class A (I)	188,462	14,882,844
Gogo, Inc. (I)(L)	303,080	5,449,378
Google, Inc., Class C (I)	17,377	9,703,317
LinkedIn Corp., Class A (I)	10,020	2,677,344
Monster Worldwide, Inc. (I)	638,833	4,292,958
New Relic, Inc. (I)(L)	1,330	45,832
New Relic, Inc. (I)	21,945	723,489
Pandora Media, Inc. (I)	93,574	1,384,895
Tencent Holdings, Ltd.	316,773	5,526,974
Twitter, Inc. (I)	14,694	706,488
Zillow Group, Inc. (I)(L)	89,588	10,280,223
		99,475,351
IT services - 1.3%
Accenture PLC, Class A	128,016	11,525,280
Automatic Data Processing, Inc.	65,140	5,787,038
EPAM Systems, Inc. (I)	18,541	1,143,609
Fidelity National Information Services, Inc.	12,249	827,910
Global Payments, Inc.	8,071	741,402
Optimal Payments PLC (I)	915,063	5,229,720
		25,254,959
Semiconductors and semiconductor equipment - 4.9%
Applied Materials, Inc.	98,307	2,462,590
Avago Technologies, Ltd.	7,630	973,741
Broadcom Corp., Class A	25,788	1,166,391
GCL-Poly Energy Holdings, Ltd. (I)	13,159,215	3,166,721
Intel Corp.	278,672	9,265,844
Lam Research Corp.	18,227	1,502,998
Maxim Integrated Products, Inc.	126,849	4,362,971
Micron Technology, Inc. (I)	491,860	15,085,346
NXP Semiconductors NV (I)	233,458	19,819,417
Qorvo, Inc. (I)	6,132	425,561
SK Hynix, Inc.	70,585	2,996,226
Spansion, Inc., Class A (I)	61,157	2,206,545
Sumco Corp.	704,305	14,160,856
SunEdison Semiconductor, Ltd. (I)	104,654	2,517,975
SunEdison, Inc. (I)	377,270	8,352,758
SunPower Corp. (I)(L)	77,328	2,525,532
		90,991,472
Software - 3.0%
Adobe Systems, Inc. (I)	47,176	3,731,622
Cadence Design Systems, Inc. (I)	340,904	6,257,293
EnerNOC, Inc. (I)	217,066	2,928,220
FactSet Research Systems, Inc.	42,467	6,605,742
FireEye, Inc. (I)(L)	18,249	807,883
Fortinet, Inc. (I)	24,328	817,664
Manhattan Associates, Inc. (I)	24,398	1,216,240
Microsoft Corp.	514,468	22,559,422
Open Text Corp.	10,311	600,306
ServiceNow, Inc. (I)	8,167	622,815
Symantec Corp.	172,084	4,329,633
Tableau Software, Inc., Class A (I)	9,815	922,708
Tangoe, Inc. (I)	87,106	1,080,985
UBISOFT Entertainment (I)	170,165	3,121,717
		55,602,250
Technology hardware, storage and peripherals - 2.3%
Apple, Inc.	321,614	41,314,534

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Stratasys, Ltd. (I)(L)	24,021	$1,490,743
		42,805,277
		378,170,277
Materials - 5.8%
Chemicals - 2.9%
Givaudan SA (I)	384	737,425
Huntsman Corp.	324,582	7,290,112
Methanex Corp.	68,031	3,694,083
Platform Specialty Products Corp. (I)	578,652	14,917,649
Praxair, Inc.	101,529	12,985,559
The Dow Chemical Company	100,226	4,935,128
The Sherwin-Williams Company	12,060	3,439,512
Wacker Chemie AG	59,789	6,809,003
		54,808,471
Construction materials - 0.8%
Headwaters, Inc. (I)	95,330	1,565,319
Holcim, Ltd. (I)	21,060	1,624,680
Lafarge SA	22,117	1,640,237
Martin Marietta Materials, Inc.	61,689	8,780,195
Vulcan Materials Company	8,052	668,316
		14,278,747
Containers and packaging - 1.0%
Ball Corp.	62,541	4,484,815
Packaging Corp. of America	44,990	3,727,871
Silgan Holdings, Inc.	73,341	4,210,507
Smurfit Kappa Group PLC	198,112	5,540,911
		17,964,104
Metals and mining - 0.3%
Rio Tinto PLC, ADR (L)	124,877	6,160,182
Paper and forest products - 0.8%
Louisiana-Pacific Corp. (I)	237,255	3,993,002
Norbord, Inc. (L)	548,740	11,228,517
		15,221,519
		108,433,023
Telecommunication services - 0.7%
Diversified telecommunication services - 0.4%
Verizon Communications, Inc.	149,994	7,417,203
Wireless telecommunication services - 0.3%
Idea Cellular, Ltd.	782,842	1,976,101
SBA Communications Corp., Class A (I)	5,230	652,233
SoftBank Corp.	59,860	3,696,987
		6,325,321
		13,742,524
Utilities - 1.0%
Electric utilities - 0.6%
Duke Energy Corp.	143,134	11,243,176
Gas utilities - 0.2%
UGI Corp.	116,055	3,944,709
Independent power and renewable electricity producers - 0.2%
China Longyuan Power Group Corp., H Shares	2,522,105	2,708,555
		17,896,440
TOTAL COMMON STOCKS (Cost $1,595,668,228)		$1,807,904,245

The accompanying notes are an integral part of the financial statements.	37

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES - 1.3%
Consumer discretionary - 0.0%
The Honest Company, Inc. (I)(R)	19,437	517,413
Financials - 0.1%
Forward Venture (I)(R)	32,560	921,484
Redfin Corp. (I)(R)	178,309	588,010
WeWork Companies, Inc., Series D1 (I)(R)	29,527	491,659
WeWork Companies, Inc., Series D2 (I)(R)	23,200	386,307
		2,387,460
Health care - 0.0%
ConforMIS, Inc. (I)(R)	58,961	471,688
Industrials - 0.1%
Lithium Technology Corp. (I)(R)	184,771	960,809
Information technology - 1.1%
Apigee Corp., Series H (I)(R)	280,906	1,101,152
Cloudera, Inc., Series F (I)(R)	28,981	896,093
DocuSign, Inc., Series B (I)(R)	1,637	24,817
DocuSign, Inc., Series B1 (I)(R)	491	7,444
DocuSign, Inc., Series D (I)(R)	1,177	17,843
DocuSign, Inc., Series E (I)(R)	30,429	461,304
DraftKings, Inc. (I)(R)	178,010	320,646
Dropbox, Inc., Series C (I)(R)	20,535	401,254
Essence Group Holdings Corp. (I)(R)	381,964	752,469
LendingClub Corp., Series D (I)	36,632	713,906
Lookout, Inc., Series F (I)(R)	51,118	583,926
Nutanix, Inc. (I)(R)	70,054	1,096,345
Pure Storage, Inc., Series F (I)(R)	119,359	2,116,235
Uber Technologies, Inc. (I)(R)	277,136	9,233,479
Veracode, Inc. (I)(R)	40,760	1,152,693
Zuora, Inc., Series F (I)(R)	237,163	901,053
		19,780,659
TOTAL PREFERRED SECURITIES (Cost $17,102,053)		$24,118,029

WARRANTS - 0.1%
Moscow Exchange MICEX (Counterparty:
Deutsche Bank AG; Expiration Date: 04/18/2023; Strike Price: RUB 0.00) (I)(S)	1,008,160	1,258,271
TOTAL WARRANTS (Cost $1,624,730)		$1,258,271

SECURITIES LENDING COLLATERAL - 3.5%
John Hancock Collateral Trust, 0.0869% (W)(Y)	6,593,531	65,969,599
TOTAL SECURITIES LENDING COLLATERAL (Cost $65,970,834)		$65,969,599

Alpha Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 2.2%
Repurchase agreement - 2.2%
Deutsche Bank Tri-Party Repurchase
Agreement dated 02/27/2015 at 0.080% to
be repurchased at $41,300,275 on
03/02/2015 collateralized by $24,149,709
Federal National Mortgage Association,
4.000% due 12/01/2044 (valued at
$26,113,971, including interest) and
$15,565,431 Government National Mortgage
Association, 3.000% due 02/20/2045 (valued
at $16,012,029, including interest)	$41,300,000	$41,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $41,300,000)		$41,300,000
Total Investments (Alpha Opportunities Fund)
(Cost $1,721,665,845) - 103.5%		$1,940,550,144
Other assets and liabilities, net - (3.5%)		(66,104,515)
TOTAL NET ASSETS - 100.0%		$1,874,445,629

Asia Pacific Total Return Bond Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 35.2%
Australia - 1.0%
Queensland Treasury Corp.
7.125%, 09/18/2017	NZD	5,565,000	$4,545,643
			4,545,643
Canada - 0.6%
Province of British Columbia
2.850%, 11/13/2016	CNY	18,000,000	2,818,075
			2,818,075
China - 8.1%
Republic of China
1.400%, 08/18/2016		52,000,000	8,013,114
1.940%, 08/18/2018		23,500,000	3,548,415
2.480%, 12/01/2020		31,000,000	4,654,855
2.560%, 06/29/2017		26,000,000	4,043,581
2.600%, 11/22/2016		25,000,000	3,913,822
The Export-Import Bank of China
3.000%, 05/14/2016		30,000,000	4,706,094
3.250%, 01/21/2017		23,000,000	3,604,220
3.650%, 05/14/2019		20,000,000	3,134,114
			35,618,215
Hong Kong - 0.4%
Hong Kong Mortgage Corp.
3.875%, 02/22/2017 (P)	AUD	2,000,000	1,580,618
			1,580,618
Indonesia - 6.1%
Republic of Indonesia
5.625%, 05/15/2023	IDR	36,000,000,000	2,569,439
6.875%, 01/17/2018		$2,500,000	2,831,250
7.000%, 05/15/2027	IDR	24,000,000,000	1,844,797
7.875%, 04/15/2019		88,000,000,000	7,080,851
8.250%, 06/15/2032		35,000,000,000	2,938,104
8.375%, 03/15/2024		80,000,000,000	6,786,971
9.500%, 07/15/2031		26,000,000,000	2,423,985
			26,475,397

The accompanying notes are an integral part of the financial statements.	38

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Malaysia - 3.7%
Government of Malaysia
3.314%, 10/31/2017	MYR	6,000,000	$1,658,729
3.418%, 08/15/2022		12,000,000	3,246,929
3.580%, 09/28/2018		10,000,000	2,776,978
4.048%, 09/30/2021		15,000,000	4,231,294
4.262%, 09/15/2016		7,000,000	1,969,640
4.392%, 04/15/2026		8,000,000	2,291,161
			16,174,731
New Zealand - 1.7%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	1,900,000	1,534,197
5.500%, 04/15/2023		4,100,000	3,581,560
6.000%, 12/15/2017		2,940,000	2,388,845
			7,504,602
Philippines - 2.4%
Republic of Philippines
3.900%, 11/26/2022	PHP	231,000,000	5,291,676
Republic of the Philippines
4.950%, 01/15/2021		76,000,000	1,827,172
7.000%, 01/27/2016		79,800,000	1,886,060
7.750%, 08/23/2017		57,000,000	1,443,932
			10,448,840
South Korea - 7.9%
Republic of Korea
2.750%, 06/10/2017 to 03/10/2018	KRW	16,000,000,000	14,838,148
3.500%, 09/10/2016		4,000,000,000	3,724,729
4.000%, 03/10/2016		9,500,000,000	8,827,405
5.000%, 06/10/2020		1,000,000,000	1,040,422
5.750%, 09/10/2018		6,000,000,000	6,145,092
			34,575,796
Thailand - 2.5%
Kingdom of Thailand
1.200%, 07/14/2021	THB	127,885,200	3,744,738
3.250%, 06/16/2017		229,000,000	7,265,002
			11,009,740
Vietnam - 0.8%
Socialist Republic of Vietnam
6.750%, 01/29/2020		$3,000,000	3,390,000
			3,390,000
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $167,049,169)			$154,141,657

CORPORATE BONDS - 60.2%
Australia - 2.8%
Australia & New Zealand Banking
Group, Ltd. (3.450% to 08/08/2017,
then 5 Year CMT + 2.900%)
08/08/2022		4,000,000	4,121,212
Crown Group Finance, Ltd.
5.750%, 07/18/2017	AUD	2,500,000	2,057,663
FMG Resources August 2006 Pty, Ltd.
8.250%, 11/01/2019		$4,400,000	4,158,000
SGSP Australia Assets Pty, Ltd.
6.250%, 02/21/2017	AUD	2,000,000	1,653,363
Telstra Corp., Ltd.
4.000%, 11/15/2017		520,000	420,972
			12,411,210

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Cayman Islands - 4.2%
Champion MTN, Ltd.
3.750%, 01/17/2023		$4,188,000	$3,922,916
China Overseas Finance Cayman V, Ltd.
3.950%, 11/15/2022		4,000,000	3,947,692
Sino MTN, Ltd.
3.250%, 09/21/2017		6,000,000	6,034,866
Sun Hung Kai Properties Capital
Market, Ltd.
4.500%, 02/14/2022		4,000,000	4,307,992
			18,213,466
China - 5.0%
Agile Property Holdings, Ltd.
8.875%, 04/28/2017		2,000,000	1,998,800
China Merchants Finance Company, Ltd.
5.000%, 05/04/2022		2,000,000	2,123,206
China Shanshui Cement Group, Ltd.
10.500%, 04/27/2017		2,000,000	2,105,400
Country Garden Holdings Company, Ltd.
7.500%, 01/10/2023 (S)		2,000,000	1,917,500
Geely Automobile Holdings, Ltd.
5.250%, 10/06/2019 (S)		2,700,000	2,733,750
Longfor Properties Company, Ltd.
6.875%, 10/18/2019		2,000,000	2,035,000
Parkson Retail Group, Ltd.
4.500%, 05/03/2018		2,000,000	1,845,772
Tingyi Cayman Islands Holding Corp.
3.875%, 06/20/2017		2,332,000	2,408,140
Wanda Properties International
Company, Ltd.
7.250%, 01/29/2024		2,000,000	2,183,222
Want Want China Finance, Ltd.
1.875%, 05/14/2018 (S)		1,200,000	1,182,162
West China Cement, Ltd.
6.500%, 09/11/2019		1,500,000	1,443,980
			21,976,932
Germany - 0.8%
KFW
6.000%, 03/28/2017	AUD	4,000,000	3,365,294
			3,365,294
Hong Kong - 6.7%
Bank of East Asia, Ltd. (4.250% to
09/13/2017, then 5 Year Singapore
Swap Offered Rate + 3.085%)
09/13/2022	SGD	2,750,000	2,077,278
China Oil & Gas Group, Ltd.
5.250%, 04/25/2018		$1,000,000	1,020,603
5.250%, 04/25/2018 (S)		1,300,000	1,326,784
FPT Finance, Ltd.
6.375%, 09/28/2020		3,000,000	3,285,000
Franshion Investment, Ltd.
4.700%, 10/26/2017		2,000,000	2,050,000
Henson Finance, Ltd.
5.500%, 09/17/2019		3,519,000	3,825,199
HKCG Finance, Ltd.
1.400%, 04/11/2016	CNY	1,000,000	154,190
HLP Finance, Ltd.
4.750%, 06/25/2022		$4,000,000	4,172,184
MCE Finance, Ltd.
5.000%, 02/15/2021		1,400,000	1,351,000
Shimao Property Holdings, Ltd.
6.625%, 01/14/2020		2,300,000	2,259,750

The accompanying notes are an integral part of the financial statements.	39

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Hong Kong (continued)
Texhong Textile Group, Ltd.
7.625%, 01/19/2016		$2,000,000	$2,050,000
Wharf Finance No 1, Ltd.
4.000%, 03/27/2018	CNY	21,560,000	3,376,855
Wharf Finance, Ltd.
6.125%, 11/06/2017		$2,000,000	2,183,552
			29,132,395
India - 1.2%
Reliance Industries Ltd.
4.875%, 02/10/2045 (S)		3,000,000	2,809,839
Vedanta Resources PLC
6.000%, 01/31/2019		1,000,000	910,000
9.500%, 07/18/2018		1,400,000	1,403,500
			5,123,339
Indonesia - 3.8%
MPM Global Pte, Ltd.
6.750%, 09/19/2019		1,000,000	1,005,832
Pelabuhan Indonesia III PT
4.875%, 10/01/2024 (S)		900,000	952,875
Pertamina Persero PT
4.875%, 05/03/2022		4,000,000	4,180,000
6.450%, 05/30/2044		3,500,000	3,830,400
Perusahaan Gas Negara Persero Tbk PT
5.125%, 05/16/2024		2,000,000	2,135,000
Perusahaan Listrik Negara PT
5.500%, 11/22/2021		4,000,000	4,365,000
			16,469,107
Japan - 0.2%
Hitachi Capital Corp.
3.750%, 03/22/2015	CNY	6,550,000	1,039,749
			1,039,749
Luxembourg - 0.1%
European Investment Bank
6.125%, 01/23/2017	AUD	500,000	419,171
			419,171
Malaysia - 4.3%
IOI Investment L BHD
4.375%, 06/27/2022		$4,915,000	5,011,344
Malayan Banking BHD (3.250% to
09/20/2017, then 5 Year
CMT + 2.600%)
09/20/2022		4,000,000	4,027,932
Malayan Banking BHD (3.800% to
04/28/2016, then 5 Year Singapore
Swap Offered Rate + 1.930%)
04/28/2021	SGD	5,250,000	3,923,634
SSG Resources, Ltd.
4.250%, 10/04/2022		$6,000,000	6,044,886
			19,007,796
Netherlands - 3.2%
Bharti Airtel International Netherlands BV
5.125%, 03/11/2023 (S)		3,600,000	3,912,052
Indo Energy Finance II BV
6.375%, 01/24/2023 (S)		2,000,000	1,400,000
6.375%, 01/24/2023		2,000,000	1,400,000
Indosat Palapa Company BV
7.375%, 07/29/2020		1,700,000	1,785,000
Listrindo Capital BV
6.950%, 02/21/2019		3,000,000	3,180,000

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Netherlands (continued)
Majapahit Holding BV
8.000%, 08/07/2019		$2,000,000	$2,347,500
			14,024,552
Philippines - 2.7%
Asian Development Bank
2.850%, 10/21/2020	CNY	20,000,000	3,050,236
6.350%, 08/17/2016	INR	210,000,000	3,424,456
Petron Corp.
7.000%, 11/10/2017	PHP	40,000,000	928,585
Power Sector Assets & Liabilities Management Corp.
7.250%, 05/27/2019		$3,500,000	4,182,500
			11,585,777
Singapore - 8.1%
Alam Synergy Pte, Ltd.
6.950%, 03/27/2020 (S)		800,000	790,000
9.000%, 01/29/2019 (S)		2,000,000	2,130,000
9.000%, 01/29/2019		1,000,000	1,065,000
DBS Bank, Ltd. (3.625% to 09/21/2017,
then 5 Year U.S. Swap Rate + 2.229%)
09/21/2022		4,485,000	4,644,540
Global Logistic Properties, Ltd.
3.375%, 05/11/2016	CNY	27,000,000	4,208,660
Mapletree Treasury Services, Ltd.
(5.125% to 07/25/2017, then 10 Year
Singapore Swap Offered
Rate + 4.467%)
07/25/2017 (Q)	SGD	3,250,000	2,452,778
Oversea-Chinese Banking Corp., Ltd.
(3.150% to 03/11/2018, then 5 Year
U.S. Swap Rate + 2.279%)
03/11/2023		$2,000,000	2,041,866
Singapore Post, Ltd. (4.250% to
03/02/2022, then 10 Year Singapore
Swap Offered Rate + 3.692%)
03/02/2022 (Q)	SGD	5,000,000	3,828,881
TBG Global Pte, Ltd.
4.625%, 04/03/2018 (S)		$1,800,000	1,836,000
4.625%, 04/03/2018		1,000,000	1,020,000
Theta Capital Pte, Ltd.
7.000%, 05/16/2019		2,500,000	2,650,433
United Overseas Bank, Ltd. (2.875% to
10/17/2017, then 5 Year
CMT + 2.300%)
10/17/2022		5,000,000	5,066,500
United Overseas Bank, Ltd. (3.150% to
07/11/2017, then 5 Year Singapore
Swap Offered Rate + 2.115%)
07/11/2022	SGD	5,000,000	3,748,039
			35,482,697
South Korea - 1.7%
Export-Import Bank of Korea
7.000%, 06/27/2017	INR	100,000,000	1,659,995
8.000%, 05/15/2018	IDR	50,000,000,000	3,822,863
8.400%, 07/06/2016		24,000,000,000	1,838,391
			7,321,249
Thailand - 2.7%
PTT Global Chemical PCL
4.250%, 09/19/2022		$4,000,000	4,143,812
PTTEP Canada International Finance, Ltd.
6.350%, 06/12/2042		900,000	1,060,483

The accompanying notes are an integral part of the financial statements.	40

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Asia Pacific Total Return Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Thailand (continued)
Thai Oil PCL
3.625%, 01/23/2023 (S)		$4,075,000	$4,034,360
4.875%, 01/23/2043		2,700,000	2,590,761
			11,829,416
United Kingdom - 0.9%
Bank Negara Indonesia Persero Tbk PT
4.125%, 04/27/2017		2,000,000	2,055,000
European Bank for Reconstruction
& Development
5.000%, 05/28/2015	INR	40,000,000	644,634
6.000%, 03/03/2016		85,000,000	1,370,177
			4,069,811
United States - 9.3%
Ford Motor Company
4.875%, 03/26/2015	CNY	34,400,000	5,463,963
Inter-American Development Bank
4.500%, 02/04/2016	IDR	60,000,000,000	4,508,843
5.000%, 07/24/2015	INR	250,000,000	4,020,023
International Bank For Reconstruction &
Development
6.000%, 12/20/2016		495,000,000	8,052,374
International Finance Corp.
1.800%, 01/27/2016	CNY	22,750,000	3,529,958
3.100%, 09/24/2019		20,000,000	3,118,078
7.750%, 12/03/2016	INR	265,000,000	4,453,325
Morgan Stanley
4.750%, 11/16/2018	AUD	2,000,000	1,632,298
7.375%, 02/22/2018		2,250,000	1,951,712
Reliance Holdings USA, Inc.
5.400%, 02/14/2022		$3,500,000	3,852,674
			40,583,248
Virgin Islands, British - 2.5%
Bestgain Real Estate, Ltd.
2.625%, 03/13/2018		3,000,000	2,940,660
COSL Finance BVI, Ltd.
3.250%, 09/06/2022		4,000,000	3,878,948
Poly Real Estate Finance, Ltd.
4.500%, 08/06/2018		2,000,000	2,034,120
Wiseyear Holdings, Ltd.
5.875%, 04/06/2021		2,000,000	2,218,206
			11,071,934
TOTAL CORPORATE BONDS (Cost $271,254,912)			$263,127,143

CAPITAL PREFERRED SECURITIES - 1.4%
Cayman Islands - 1.4%
Hutchison Whampoa International 10, Ltd.
(6.000% to 10/28/2015, then reset of
5 Year U.S. Treasury
Note Rate + 4.885% until 10/28/2020,
then 3 month LIBOR + 5.638%)
10/28/2015 (Q)		6,000,000	6,113,100
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $6,432,750)			$6,113,100
Total Investments (Asia Pacific Total Return Bond Fund)
(Cost $444,736,831) - 96.8%			$423,381,900
Other assets and liabilities, net - 3.2%			14,120,752
TOTAL NET ASSETS - 100.0%			$437,502,652

Blue Chip Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.9%
Consumer discretionary - 23.8%
Auto components - 0.2%
BorgWarner, Inc.	36,700	$2,255,581
Delphi Automotive PLC	30,900	2,436,156
		4,691,737
Automobiles - 0.4%
Harley-Davidson, Inc.	3,800	241,566
Tesla Motors, Inc. (I)(L)	52,700	10,716,018
		10,957,584
Hotels, restaurants and leisure - 5.5%
Carnival Corp.	35,900	1,579,241
Chipotle Mexican Grill, Inc. (I)	34,900	23,207,453
Hilton Worldwide Holdings, Inc. (I)	497,034	14,051,151
Las Vegas Sands Corp.	76,800	4,369,920
Marriott International, Inc., Class A	54,185	4,502,774
MGM Resorts International (I)	655,400	14,241,842
Norwegian Cruise Line Holdings, Ltd. (I)	70,300	3,467,196
Royal Caribbean Cruises, Ltd.	1,800	137,556
Starbucks Corp.	464,200	43,395,737
Starwood Hotels & Resorts Worldwide, Inc.	6,200	498,046
Wynn Macau, Ltd.	2,071,200	5,397,972
Wynn Resorts, Ltd.	253,700	36,152,250
		151,001,138
Internet and catalog retail - 9.7%
Amazon.com, Inc. (I)	327,211	124,392,534
Ctrip.com International, Ltd., ADR (I)	45,300	2,055,261
Netflix, Inc. (I)	72,600	34,478,466
The Priceline Group, Inc. (I)	69,500	86,004,860
Vipshop Holdings, Ltd., ADR (I)(L)	857,700	20,970,765
		267,901,886
Leisure products - 0.0%
Polaris Industries, Inc.	5,300	812,649
Media - 0.7%
The Walt Disney Company	176,200	18,338,896
Time Warner, Inc.	5,200	425,672
Twenty-First Century Fox, Inc., Class A	9,800	343,000
		19,107,568
Specialty retail - 6.1%
AutoZone, Inc. (I)	9,400	6,041,192
CarMax, Inc. (I)	107,300	7,200,903
L Brands, Inc.	136,378	12,527,683
Lowe’s Companies, Inc.	591,800	43,846,462
O’Reilly Automotive, Inc. (I)	149,700	31,157,061
Ross Stores, Inc.	163,100	17,257,611
The Home Depot, Inc.	272,200	31,234,950
Tiffany & Company	3,500	308,770
Tractor Supply Company	206,800	18,223,216
		167,797,848
Textiles, apparel and luxury goods - 1.2%
Hanesbrands, Inc.	142,900	18,225,466
Michael Kors Holdings, Ltd. (I)	2,900	195,489
NIKE, Inc., Class B	134,200	13,033,504
PVH Corp.	5,700	607,221
VF Corp.	31,600	2,422,456
		34,484,136
		656,754,546

The accompanying notes are an integral part of the financial statements.	41

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer staples - 2.7%
Beverages - 0.3%
Constellation Brands, Inc., Class A (I)	46,900	$5,380,368
Monster Beverage Corp. (I)	15,400	2,173,248
		7,553,616
Food and staples retailing - 2.0%
Costco Wholesale Corp.	94,000	13,814,240
CVS Health Corp.	251,210	26,093,183
Walgreens Boots Alliance, Inc.	192,000	15,951,360
		55,858,783
Food products - 0.0%
Keurig Green Mountain, Inc.	1,600	204,128
Personal products - 0.4%
The Estee Lauder Companies, Inc., Class A	117,700	9,730,259
		73,346,786
Energy - 1.7%
Energy equipment and services - 0.0%
Schlumberger, Ltd.	3,608	303,649
Oil, gas and consumable fuels - 1.7%
Cimarex Energy Company	7,800	855,504
Concho Resources, Inc. (I)	43,300	4,716,236
Continental Resources, Inc. (I)	27,100	1,205,679
EOG Resources, Inc.	1,600	143,552
EQT Corp.	237,900	18,986,799
Pioneer Natural Resources Company	81,600	12,445,632
Range Resources Corp.	171,176	8,480,059
		46,833,461
		47,137,110
Financials - 6.7%
Banks - 0.0%
Citigroup, Inc.	3,500	183,470
Capital markets - 4.0%
Ameriprise Financial, Inc.	137,389	18,359,292
Invesco, Ltd.	481,300	19,381,951
Morgan Stanley	770,000	27,558,300
Northern Trust Corp.	5,911	412,765
State Street Corp.	244,129	18,175,404
TD Ameritrade Holding Corp.	697,700	25,305,579
		109,193,291
Consumer finance - 0.0%
American Express Company	3,448	281,322
Diversified financial services - 0.7%
Intercontinental Exchange Group, Inc.	81,150	19,099,464
Insurance - 0.3%
Marsh & McLennan Companies, Inc.	145,900	8,300,251
Real estate investment trusts - 1.7%
American Tower Corp.	483,662	47,950,251
		185,008,049
Health care - 24.7%
Biotechnology - 11.5%
Alexion Pharmaceuticals, Inc. (I)	305,600	55,121,072
Biogen, Inc. (I)	196,300	80,402,517
Celgene Corp. (I)	502,600	61,080,978
Gilead Sciences, Inc. (I)	633,100	65,544,843
Pharmacyclics, Inc. (I)	128,200	27,682,226
Regeneron Pharmaceuticals, Inc. (I)	40,200	16,636,368

Blue Chip Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vertex Pharmaceuticals, Inc. (I)	104,800	$12,516,264
		318,984,268
Health care equipment and supplies - 1.9%
Becton, Dickinson and Company	108,900	15,977,808
Intuitive Surgical, Inc. (I)	37,300	18,650,000
Medtronic PLC	92,350	7,165,437
Stryker Corp.	74,921	7,098,765
The Cooper Companies, Inc.	20,600	3,377,782
		52,269,792
Health care providers and services - 4.8%
AmerisourceBergen Corp.	115,400	11,858,504
Anthem, Inc.	49,500	7,249,275
Cardinal Health, Inc.	191,100	16,814,889
McKesson Corp.	358,700	82,034,690
UnitedHealth Group, Inc.	139,400	15,840,022
		133,797,380
Life sciences tools and services - 1.4%
Thermo Fisher Scientific, Inc.	295,000	38,350,000
Pharmaceuticals - 5.1%
Actavis PLC (I)	120,300	35,050,608
Allergan, Inc.	233,500	54,344,790
Eli Lilly & Company	54,600	3,831,282
Perrigo Company PLC	1,800	278,046
Shire PLC, ADR	28,700	6,942,817
Valeant Pharmaceuticals International, Inc. (I)	203,200	40,127,936
		140,575,479
		683,976,919
Industrials - 12.9%
Aerospace and defense - 3.0%
Honeywell International, Inc.	50,916	5,233,146
Precision Castparts Corp.	145,100	31,385,130
The Boeing Company	299,700	45,209,745
		81,828,021
Air freight and logistics - 0.8%
FedEx Corp.	134,200	23,750,716
Airlines - 2.5%
American Airlines Group, Inc.	829,300	39,723,470
Delta Air Lines, Inc.	4,000	178,080
United Continental Holdings, Inc. (I)	444,500	28,972,510
		68,874,060
Industrial conglomerates - 3.5%
3M Company	28,000	4,722,200
Danaher Corp.	812,574	70,921,459
Roper Industries, Inc.	123,600	20,711,652
		96,355,311
Machinery - 1.0%
Flowserve Corp.	58,900	3,659,457
Ingersoll-Rand PLC	24,200	1,625,998
Pall Corp.	48,500	4,889,285
Wabtec Corp.	188,900	17,924,721
		28,099,461
Professional services - 0.1%
IHS, Inc., Class A (I)	37,800	4,442,634
Road and rail - 2.0%
Canadian Pacific Railway, Ltd.	36,400	6,829,368
J.B. Hunt Transport Services, Inc.	84,000	7,182,000

The accompanying notes are an integral part of the financial statements.	42

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Blue Chip Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Kansas City Southern	143,500	$16,623,040
Union Pacific Corp.	198,800	23,907,688
		54,542,096
		357,892,299
Information technology - 23.7%
Internet software and services - 13.0%
Akamai Technologies, Inc. (I)	69,400	4,823,994
Alibaba Group Holding, Ltd., ADR (I)	310,244	26,407,969
Baidu, Inc., ADR (I)	274,200	55,868,250
Facebook, Inc., Class A (I)	859,365	67,864,054
Google, Inc., Class A (I)	106,784	60,079,882
Google, Inc., Class C (I)	128,284	71,633,786
LinkedIn Corp., Class A (I)	80,600	21,536,320
NAVER Corp.	4,481	2,696,444
Tencent Holdings, Ltd.	1,749,500	30,524,825
Twitter, Inc. (I)	353,300	16,986,664
		358,422,188
IT services - 6.0%
Cognizant Technology Solutions Corp., Class A (I)	89,000	5,561,165
Fiserv, Inc. (I)	236,300	18,447,941
MasterCard, Inc., Class A	773,300	69,697,529
Visa, Inc., Class A	267,300	72,521,163
		166,227,798
Software - 2.5%
Autodesk, Inc. (I)	39,900	2,563,176
Electronic Arts, Inc. (I)	162,700	9,303,186
Intuit, Inc.	3,300	322,179
Microsoft Corp.	2,100	92,085
Red Hat, Inc. (I)	230,503	15,932,367
salesforce.com, Inc. (I)	555,500	38,540,590
ServiceNow, Inc. (I)	34,100	2,600,466
		69,354,049
Technology hardware, storage and peripherals - 2.2%
Apple, Inc.	465,600	59,810,976
		653,815,011
Materials - 3.7%
Chemicals - 3.7%
Ashland, Inc.	60,500	7,721,010
E.I. du Pont de Nemours & Company	11,600	903,060
Ecolab, Inc.	258,200	29,832,428
PPG Industries, Inc.	32,800	7,720,464
Praxair, Inc.	14,900	1,905,710
The Sherwin-Williams Company	188,800	53,845,760
		101,928,432
		101,928,432
Telecommunication services - 0.0%
Wireless telecommunication services - 0.0%
SoftBank Corp.	6,600	407,620
TOTAL COMMON STOCKS (Cost $1,347,545,017)		$2,760,266,772

SECURITIES LENDING COLLATERAL - 0.7%
John Hancock Collateral Trust, 0.0869% (W)(Y)	1,882,894	18,838,727
TOTAL SECURITIES LENDING
COLLATERAL (Cost $18,839,129)		$18,838,727

Blue Chip Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 0.2%
Money market funds - 0.2%
State Street Institutional U.S. Government Money Market Fund, 0.0000% (Y)	707,042	707,042
T. Rowe Price Prime Reserve Investment Fund, 0.0586% (Y)	5,805,265	5,805,265
		6,512,307
TOTAL SHORT-TERM INVESTMENTS (Cost $6,512,307)		$6,512,307
Total Investments (Blue Chip Growth Fund)
(Cost $1,372,896,453) - 100.8%		$2,785,617,806
Other assets and liabilities, net - (0.8%)		(22,103,222)
TOTAL NET ASSETS - 100.0%		$2,763,514,584

Capital Appreciation Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.6%
Consumer discretionary - 24.5%
Automobiles - 1.1%
Tesla Motors, Inc. (I)(L)	123,125	$25,036,237
Hotels, restaurants and leisure - 4.1%
Chipotle Mexican Grill, Inc. (I)	34,512	22,949,445
Marriott International, Inc., Class A	435,656	36,203,014
Starbucks Corp.	403,904	37,758,965
		96,911,424
Internet and catalog retail - 7.1%
Amazon.com, Inc. (I)	178,295	67,780,627
Netflix, Inc. (I)	85,831	40,762,000
The Priceline Group, Inc. (I)	35,960	44,499,781
TripAdvisor, Inc. (I)	178,872	15,964,326
		169,006,734
Media - 2.7%
The Walt Disney Company	486,485	50,633,359
Twenty-First Century Fox, Inc., Class A	406,746	14,236,110
		64,869,469
Specialty retail - 4.8%
Inditex SA	1,215,654	38,128,842
O’Reilly Automotive, Inc. (I)	143,156	29,795,058
The TJX Companies, Inc.	318,366	21,852,642
Tiffany & Company	278,276	24,549,509
		114,326,051
Textiles, apparel and luxury goods - 4.7%
Luxottica Group SpA	405,492	25,017,130
NIKE, Inc., Class B	593,721	57,662,184
Under Armour, Inc., Class A (I)	384,640	29,621,126
		112,300,440
		582,450,355
Consumer staples - 4.9%
Beverages - 0.1%
Monster Beverage Corp. (I)	13,591	1,917,962
Food and staples retailing - 2.8%
Costco Wholesale Corp.	296,460	43,567,762
The Kroger Company	322,119	22,918,767
		66,486,529

The accompanying notes are an integral part of the financial statements.	43

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products - 2.0%
Mead Johnson Nutrition Company	178,050	$18,652,518
Mondelez International, Inc., Class A	798,626	29,497,251
		48,149,769
		116,554,260
Energy - 3.2%
Energy equipment and services - 1.0%
Schlumberger, Ltd.	283,028	23,819,636
Oil, gas and consumable fuels - 2.2%
Concho Resources, Inc. (I)	278,338	30,316,575
EOG Resources, Inc.	256,378	23,002,234
		53,318,809
		77,138,445
Financials - 3.3%
Capital markets - 1.0%
Morgan Stanley	689,043	24,660,849
Diversified financial services - 1.1%
McGraw-Hill Financial, Inc.	250,924	25,870,264
Real estate investment trusts - 1.2%
American Tower Corp.	293,485	29,096,103
		79,627,216
Health care - 20.8%
Biotechnology - 9.6%
Alexion Pharmaceuticals, Inc. (I)	186,270	33,597,520
Biogen, Inc. (I)	171,250	70,142,288
Celgene Corp. (I)	456,828	55,518,307
Gilead Sciences, Inc. (I)	318,913	33,017,063
Incyte Corp. (I)	154,995	13,306,321
Vertex Pharmaceuticals, Inc. (I)	195,176	23,309,870
		228,891,369
Health care equipment and supplies - 1.7%
Abbott Laboratories	861,672	40,817,403
Life sciences tools and services - 1.6%
Illumina, Inc. (I)	193,553	37,831,869
Pharmaceuticals - 7.9%
Actavis PLC (I)	181,738	52,951,184
Bristol-Myers Squibb Company	838,576	51,086,050
Novo Nordisk A/S, ADR	898,383	42,897,788
Shire PLC, ADR	162,552	39,322,954
		186,257,976
		493,798,617
Industrials - 4.7%
Aerospace and defense - 1.9%
The Boeing Company	303,963	45,852,819
Road and rail - 2.8%
Canadian Pacific Railway, Ltd.	147,256	27,628,171
Union Pacific Corp.	318,300	38,278,758
		65,906,929
		111,759,748
Information technology - 36.4%
Internet software and services - 12.8%
Alibaba Group Holding, Ltd., ADR (I)	497,579	42,353,924
Facebook, Inc., Class A (I)	1,052,653	83,128,007
Google, Inc., Class A (I)	64,169	36,103,404
Google, Inc., Class C (I)	68,144	38,051,610

Capital Appreciation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Internet software and services (continued)
Lendingclub Corp. (I)(L)	107,192	$2,183,501
LinkedIn Corp., Class A (I)	175,819	46,978,837
Tencent Holdings, Ltd.	1,351,934	23,588,196
Twitter, Inc. (I)	679,190	32,655,455
		305,042,934
IT services - 7.5%
FleetCor Technologies, Inc. (I)	197,908	30,365,024
MasterCard, Inc., Class A	938,583	84,594,486
Visa, Inc., Class A	229,881	62,369,014
		177,328,524
Semiconductors and semiconductor equipment - 1.4%
ARM Holdings PLC, ADR	635,043	33,955,749
Software - 8.6%
Adobe Systems, Inc. (I)	531,721	42,059,131
FireEye, Inc. (I)(L)	320,344	14,181,629
Red Hat, Inc. (I)	472,780	32,678,554
salesforce.com, Inc. (I)	701,983	48,703,581
Splunk, Inc. (I)	379,902	25,548,410
VMware, Inc., Class A (I)	182,919	15,560,919
Workday, Inc., Class A (I)	302,726	25,883,073
		204,615,297
Technology hardware, storage and peripherals - 6.1%
Apple, Inc.	1,118,755	143,715,267
		864,657,771
Materials - 1.8%
Chemicals - 1.8%
Monsanto Company	351,093	42,282,130
TOTAL COMMON STOCKS (Cost $1,236,197,072)		$2,368,268,542

SECURITIES LENDING COLLATERAL - 1.6%
John Hancock Collateral Trust, 0.0869% (W)(Y)	3,835,970	38,379,643
TOTAL SECURITIES LENDING
COLLATERAL (Cost $38,380,240)		$38,379,643
Total Investments (Capital Appreciation Fund)
(Cost $1,274,577,312) - 101.2%		$2,406,648,185
Other assets and liabilities, net - (1.2%)		(29,181,472)
TOTAL NET ASSETS - 100.0%		$2,377,466,713

Capital Appreciation Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 60.2%
Consumer discretionary - 8.2%
Auto components - 2.1%
Delphi Automotive PLC	268,500	$21,168,531
Johnson Controls, Inc.	471,400	23,951,834
		45,120,365
Media - 2.5%
Comcast Corp., Class A	236,300	14,031,494
Liberty Global PLC, Series A (I)	89,500	4,838,370
Liberty Global PLC, Series C (I)	392,900	20,497,593
Time Warner Cable, Inc.	38,400	5,915,520

The accompanying notes are an integral part of the financial statements.	44

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Twenty-First Century Fox, Inc., Class B	209,200	$7,121,168
Viacom, Inc., Class B	43,700	3,056,378
		55,460,523
Specialty retail - 3.6%
AutoZone, Inc. (I)	89,300	57,391,324
Lowe’s Companies, Inc.	256,900	19,033,721
O’Reilly Automotive, Inc. (I)	14,900	3,101,137
		79,526,182
		180,107,070
Consumer staples - 2.7%
Beverages - 0.9%
PepsiCo, Inc.	171,800	17,004,764
SABMiller PLC	63,290	3,582,451
		20,587,215
Food and staples retailing - 0.7%
CVS Health Corp.	92,900	9,649,523
Wal-Mart Stores, Inc.	72,400	6,076,532
		15,726,055
Food products - 0.7%
Mondelez International, Inc., Class A	382,600	14,131,331
Tobacco - 0.4%
Philip Morris International, Inc.	97,700	8,105,192
		58,549,793
Energy - 2.3%
Oil, gas and consumable fuels - 2.3%
Apache Corp.	67,000	4,411,280
California Resources Corp.	56,360	403,538
Canadian Natural Resources, Ltd.	1,148,300	33,472,945
Occidental Petroleum Corp.	87,400	6,806,712
Range Resources Corp.	100,871	4,997,149
		50,091,624
Financials - 10.4%
Banks - 1.4%
JPMorgan Chase & Co.	520,200	31,877,856
Capital markets - 4.5%
Invesco, Ltd.	135,800	5,468,666
Julius Baer Group, Ltd. (I)	123,896	5,724,636
State Street Corp.	481,000	35,810,450
TD Ameritrade Holding Corp.	53,000	1,922,310
The Bank of New York Mellon Corp.	980,200	38,365,028
UBS Group AG (I)	619,967	10,892,586
		98,183,676
Insurance - 2.9%
Marsh & McLennan Companies, Inc.	1,100,600	62,613,134
Real estate investment trusts - 1.6%
American Tower Corp.	107,600	10,667,464
Crown Castle International Corp.	169,600	14,638,176
Iron Mountain, Inc.	279,836	10,283,973
		35,589,613
		228,264,279
Health care - 14.6%
Health care equipment and supplies - 3.3%
Abbott Laboratories	483,100	22,884,447
Becton, Dickinson and Company	227,500	33,378,800

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
CareFusion Corp. (I)	262,600	$15,777,008
		72,040,255
Health care providers and services - 2.0%
Cigna Corp.	185,000	22,501,550
Henry Schein, Inc. (I)	22,400	3,137,120
UnitedHealth Group, Inc.	174,500	19,828,435
		45,467,105
Life sciences tools and services - 3.3%
Agilent Technologies, Inc.	279,800	11,810,358
Thermo Fisher Scientific, Inc.	464,500	60,385,000
		72,195,358
Pharmaceuticals - 6.0%
Actavis PLC (I)	100,100	29,165,136
Allergan, Inc.	187,500	43,638,750
Eli Lilly & Company	393,700	27,625,929
Pfizer, Inc.	258,001	8,854,594
Zoetis, Inc.	482,793	22,251,929
		131,536,338
		321,239,056
Industrials - 11.8%
Aerospace and defense - 1.3%
The Boeing Company	125,400	18,916,590
United Technologies Corp.	71,900	8,765,329
		27,681,919
Commercial services and supplies - 1.5%
Tyco International, Ltd.	802,900	33,898,438
Electrical equipment - 1.4%
AMETEK, Inc.	496,100	26,362,754
Sensata Technologies Holding NV (I)	85,500	4,594,770
		30,957,524
Industrial conglomerates - 5.3%
Danaher Corp.	1,101,100	96,104,008
Roper Industries, Inc.	120,400	20,175,428
		116,279,436
Machinery - 2.3%
IDEX Corp.	152,900	11,813,054
Pentair PLC	567,100	37,695,137
		49,508,191
		258,325,508
Information technology - 7.3%
Communications equipment - 0.2%
Cisco Systems, Inc.	150,900	4,453,059
Internet software and services - 1.4%
eBay, Inc. (I)	107,000	6,196,370
Google, Inc., Class A (I)	14,500	8,158,135
Google, Inc., Class C (I)	27,500	15,356,000
		29,710,505
IT services - 5.4%
Fidelity National Information Services, Inc.	386,200	26,103,258
Fiserv, Inc. (I)	780,000	60,894,600
Vantiv, Inc., Class A (I)	102,900	3,806,271
Visa, Inc., Class A	103,000	27,944,930
		118,749,059

The accompanying notes are an integral part of the financial statements.	45

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment - 0.3%
Texas Instruments, Inc.	131,400	$7,726,320
		160,638,943
Materials - 0.7%
Chemicals - 0.7%
Cytec Industries, Inc.	281,500	14,787,195
LyondellBasell Industries NV, Class A	11,300	970,783
		15,757,978
		15,757,978
Telecommunication services - 0.3%
Wireless telecommunication services - 0.3%
SBA Communications Corp., Class A (I)	48,800	6,085,848
Utilities - 1.9%
Electric utilities - 0.3%
FirstEnergy Corp.	224,400	7,849,512
Multi-utilities - 1.6%
PG&E Corp.	636,819	34,216,285
		42,065,797
TOTAL COMMON STOCKS (Cost $1,048,155,293)		$1,321,125,896

PREFERRED SECURITIES - 1.9%
Energy - 0.0%
Chesapeake Energy Corp., 4.500% (L)	636	56,013
Financials - 0.4%
American Tower Corp., 5.500%	37,352	3,781,890
State Street Corp., 6.000%	60,000	1,525,800
U.S. Bancorp (6.000% to 04/15/2017, then
3 month LIBOR + 4.861%)	75,000	2,042,250
U.S. Bancorp (6.500% to 01/15/2022, then
3 month LIBOR + 4.468%)	60,000	1,789,800
		9,139,740
Health care - 1.0%
Actavis PLC, 5.500% (I)	19,959	20,477,934
Telecommunication services - 0.3%
T-Mobile US, Inc., 5.500%	110,278	6,660,791
Utilities - 0.2%
SCE Trust I, 5.625%	60,000	1,525,800
SCE Trust II, 5.100%	9,890	243,294
SCE Trust III (5.750% to 03/15/2024, then
3 month LIBOR + 2.990%)	108,739	3,044,692
		4,813,786
TOTAL PREFERRED SECURITIES (Cost $38,587,936)		$41,148,264

CORPORATE BONDS - 21.3%
Consumer discretionary - 3.8%
Amazon.com, Inc.
2.600%, 12/05/2019	$2,870,000	$2,929,240
3.800%, 12/05/2024	1,430,000	1,501,120
CCO Holdings LLC
7.250%, 10/30/2017	710,000	739,288
7.375%, 06/01/2020	2,925,000	3,137,063
8.125%, 04/30/2020	575,000	603,031
Cedar Fair LP
5.250%, 03/15/2021	850,000	872,270
Delphi Corp.
6.125%, 05/15/2021	1,875,000	2,043,240
Ford Motor Credit Company LLC
0.755%, 09/08/2017 (P)	2,925,000	2,900,401

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Ford Motor Credit Company LLC (continued)
0.805%, 12/06/2017 (P)	$4,225,000	$4,191,466
1.192%, 01/09/2018 (P)	2,250,000	2,252,513
1.506%, 05/09/2016 (P)	2,955,000	2,977,635
1.724%, 12/06/2017	1,425,000	1,426,030
2.145%, 01/09/2018	2,035,000	2,057,910
2.375%, 03/12/2019	2,900,000	2,935,864
2.597%, 11/04/2019	3,075,000	3,112,005
2.750%, 05/15/2015	2,300,000	2,311,401
4.250%, 02/03/2017	1,110,000	1,168,301
5.000%, 05/15/2018	1,490,000	1,629,057
6.625%, 08/15/2017	1,225,000	1,369,104
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)	450,000	450,000
L Brands, Inc.
5.625%, 02/15/2022 to 10/15/2023	5,075,000	5,631,159
6.625%, 04/01/2021	375,000	430,313
6.900%, 07/15/2017	650,000	720,688
7.000%, 05/01/2020	650,000	749,125
8.500%, 06/15/2019	650,000	784,875
Lamar Media Corp.
5.000%, 05/01/2023	1,250,000	1,278,125
5.875%, 02/01/2022	675,000	717,188
Penske Automotive Group, Inc.
5.375%, 12/01/2024	950,000	983,250
Unitymedia Hessen GmbH & Company KG
5.500%, 01/15/2023 (S)	2,750,000	2,901,250
Unitymedia KabelBW GmbH
6.125%, 01/15/2025 (S)	2,825,000	2,998,031
Univision Communications, Inc.
5.125%, 05/15/2023 (S)	1,550,000	1,604,250
6.750%, 09/15/2022 (S)	7,989,000	8,678,051
7.875%, 11/01/2020 (S)	14,075,000	15,113,031
		83,196,275

Consumer staples - 0.8%
B&G Foods, Inc.
4.625%, 06/01/2021	1,100,000	1,100,000
Rite Aid Corp.
8.000%, 08/15/2020	14,875,000	15,841,875
		16,941,875
Energy - 7.4%
Antero Resources Corp.
5.125%, 12/01/2022	1,550,000	1,526,750
Antero Resources Finance Corp.
5.375%, 11/01/2021	3,100,000	3,123,250
6.000%, 12/01/2020	2,850,000	2,914,125
Canadian Natural Resources, Ltd.
1.750%, 01/15/2018	710,000	702,874
Chesapeake Energy Corp.
3.250%, 03/15/2016	2,700,000	2,696,625
3.503%, 04/15/2019 (P)	1,550,000	1,522,875
Chevron Corp.
0.345%, 02/22/2017 (P)	5,900,000	5,901,156
0.432%, 03/02/2018 (P)	5,900,000	5,903,511
1.365%, 03/02/2018	2,760,000	2,759,382
Concho Resources, Inc.
5.500%, 10/01/2022 to 04/01/2023	8,300,000	8,590,500
6.500%, 01/15/2022	650,000	690,625
7.000%, 01/15/2021	8,675,000	9,260,563
Energy Transfer Partners LP
4.150%, 10/01/2020	1,400,000	1,463,953
4.900%, 02/01/2024	1,800,000	1,951,978

The accompanying notes are an integral part of the financial statements.	46

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
EQT Corp.
4.875%, 11/15/2021	$8,885,000	$9,314,412
6.500%, 04/01/2018	1,165,000	1,286,500
8.125%, 06/01/2019	2,791,000	3,331,580
MarkWest Energy Partners LP
4.500%, 07/15/2023	11,500,000	11,550,313
4.875%, 12/01/2024	2,425,000	2,491,688
5.500%, 02/15/2023	7,430,000	7,764,350
6.250%, 06/15/2022	5,618,000	5,955,080
6.500%, 08/15/2021	4,150,000	4,399,000
6.750%, 11/01/2020	5,325,000	5,631,188
Noble Energy, Inc.
3.900%, 11/15/2024	590,000	609,282
ONEOK Partners LP
2.000%, 10/01/2017	1,120,000	1,107,027
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	27,750,000	28,374,376
5.750%, 06/01/2021	8,845,000	9,309,363
6.750%, 08/01/2020	6,275,000	6,604,438
SM Energy Company
6.500%, 11/15/2021 to 01/01/2023	3,100,000	3,184,250
Targa Resources Partners LP
4.125%, 11/15/2019 (S)	900,000	913,500
4.250%, 11/15/2023	2,425,000	2,400,750
5.000%, 01/15/2018 (S)	1,400,000	1,457,750
5.250%, 05/01/2023	2,200,000	2,244,000
6.875%, 02/01/2021	4,175,000	4,425,500
WPX Energy, Inc.
5.250%, 01/15/2017	1,600,000	1,632,000
		162,994,514
Financials - 1.6%
American Tower Corp.
3.500%, 01/31/2023	350,000	341,621
5.000%, 02/15/2024	580,000	632,863
Berkshire Hathaway Energy Company
2.400%, 02/01/2020	1,780,000	1,800,712
3.500%, 02/01/2025	1,860,000	1,940,817
Berkshire Hathaway, Inc.
4.500%, 02/01/2045	915,000	1,012,189
CBRE Services, Inc.
5.000%, 03/15/2023	525,000	551,250
Crown Castle International Corp.
4.875%, 04/15/2022	2,475,000	2,592,563
5.250%, 01/15/2023	2,150,000	2,268,250
E*TRADE Financial Corp.
6.375%, 11/15/2019	3,415,000	3,655,416
Host Hotels & Resorts LP
5.875%, 06/15/2019	1,325,000	1,379,550
KFW
0.500%, 04/19/2016	4,762,000	4,764,391
2.500%, 11/20/2024	13,857,000	14,324,826
Regions Bank
7.500%, 05/15/2018	75,000	86,732
Synovus Financial Corp.
5.125%, 06/15/2017	85,000	86,700
		35,437,880
Health care - 2.0%
Becton Dickinson and Company
1.800%, 12/15/2017	1,785,000	1,799,189
2.675%, 12/15/2019	1,500,000	1,533,987
DaVita HealthCare Partners, Inc.
5.125%, 07/15/2024	10,135,000	10,515,063

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
DaVita HealthCare Partners, Inc. (continued)
6.625%, 11/01/2020	$3,750,000	$3,959,775
DaVita, Inc.
5.750%, 08/15/2022	5,790,000	6,245,963
Eli Lilly & Company
1.250%, 03/01/2018	1,330,000	1,329,851
Fresenius Medical Care US Finance II, Inc.
5.625%, 07/31/2019 (S)	1,850,000	2,021,125
5.875%, 01/31/2022 (S)	1,375,000	1,543,438
Johnson & Johnson
1.125%, 11/21/2017	955,000	955,793
3.375%, 12/05/2023	1,550,000	1,673,196
Medtronic, Inc.
1.500%, 03/15/2018 (S)	1,330,000	1,332,647
2.500%, 03/15/2020 (S)	1,995,000	2,028,791
Merck & Company, Inc.
0.380%, 02/10/2017 (P)	1,785,000	1,785,807
0.630%, 02/10/2020 (P)	2,380,000	2,385,134
Novartis Capital Corp.
3.400%, 05/06/2024	600,000	638,978
Omnicare, Inc.
5.000%, 12/01/2024	1,050,000	1,105,125
Roche Holdings, Inc.
3.350%, 09/30/2024 (S)	2,145,000	2,252,184
UnitedHealth Group, Inc.
1.400%, 12/15/2017	1,070,000	1,079,415
		44,185,461
Industrials - 1.1%
Actuant Corp.
5.625%, 06/15/2022	100,000	103,500
Caterpillar Financial Services Corp.
0.700%, 11/06/2015	1,595,000	1,598,877
1.250%, 11/06/2017	1,700,000	1,701,477
2.250%, 12/01/2019	810,000	820,464
CNH Industrial Capital LLC
3.625%, 04/15/2018	3,650,000	3,663,688
3.875%, 11/01/2015	775,000	779,844
6.250%, 11/01/2016	1,250,000	1,321,875
Continental Airlines 2009-1 Pass
Through Trust
9.000%, 01/08/2018	1,286,531	1,405,535
Continental Airlines 2009-2 Class A Pass
Through Trust
7.250%, 05/10/2021	309,861	362,537
Continental Airlines 2012-1 Class A Pass
Through Trust
4.150%, 10/11/2025	1,671,740	1,772,045
Continental Airlines 2012-1 Class B Pass
Through Trust
6.250%, 10/11/2021	368,867	390,077
Delta Air Lines 2011-1 Class A Pass
Through Trust
5.300%, 10/15/2020	105,522	114,755
Hawaiian Airlines 2013-1 Class A Pass
Through Certificates
3.900%, 01/15/2026	808,037	816,117
International Lease Finance Corp.
2.190%, 06/15/2016 (P)	1,620,000	1,622,268
John Deere Capital Corp.
0.700%, 09/04/2015	2,335,000	2,338,986
Moog, Inc.
5.250%, 12/01/2022 (S)	550,000	567,875

The accompanying notes are an integral part of the financial statements.	47

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Schaeffler Finance BV
7.750%, 02/15/2017 (S)	$1,000,000	$1,105,080
US Airways 2010-1 Class A Pass
Through Trust
6.250%, 10/22/2024	77,404	88,241
US Airways 2012-2 Class A Pass
Through Trust
4.625%, 12/03/2026	262,648	283,660
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 12/03/2022	327,558	354,582
US Airways 2013-1 Class A Pass
Through Trust
3.950%, 05/15/2027	1,480,592	1,554,622
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 05/15/2023	450,065	468,068
Xylem, Inc.
3.550%, 09/20/2016	1,100,000	1,138,546
4.875%, 10/01/2021	100,000	109,467
		24,482,186
Information technology - 0.6%
Amphenol Corp.
1.550%, 09/15/2017	500,000	501,003
NXP BV
3.750%, 06/01/2018 (S)	5,225,000	5,316,438
5.750%, 02/15/2021 to 03/15/2023 (S)	8,025,000	8,567,875
		14,385,316
Materials - 0.2%
Cytec Industries, Inc.
3.950%, 05/01/2025	2,590,000	2,645,657
Rexam PLC (6.750% to 06/29/2017, then
3 month EURIBOR + 2.900%)
6.750%, 06/29/2067	550,000	633,173
Sealed Air Corp.
8.375%, 09/15/2021 (S)	200,000	226,250
		3,505,080
Telecommunication services - 3.7%
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	2,950,000	2,787,750
7.250%, 04/01/2019 to 10/15/2020	19,675,000	20,433,750
7.500%, 04/01/2021	4,825,000	5,054,188
Matterhorn Mobile SA
4.468%, 05/15/2019 (P)(S)	450,000	472,610
6.750%, 05/15/2019 (S)	3,500,000	3,854,828
SBA Communications Corp.
5.625%, 10/01/2019	575,000	605,188
SBA Telecommunications, Inc.
5.750%, 07/15/2020	1,025,000	1,078,813
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)	2,180,000	2,534,250
Telesat Canada
6.000%, 05/15/2017 (S)	650,000	665,438
UPCB Finance III, Ltd.
6.625%, 07/01/2020 (S)	16,340,000	17,095,725
UPCB Finance V, Ltd.
7.250%, 11/15/2021 (S)	10,315,000	11,294,925
UPCB Finance VI, Ltd.
6.875%, 01/15/2022 (S)	9,400,000	10,187,250

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Verizon Communications, Inc.
0.435%, 03/06/2015 (P)(S)	$4,200,000	$4,200,013
		80,264,728
Utilities - 0.1%
AmeriGas Finance LLC
6.750%, 05/20/2020	125,000	133,438
7.000%, 05/20/2022	650,000	695,500
AmeriGas Partners LP
6.250%, 08/20/2019	300,000	313,500
CMS Energy Corp.
6.550%, 07/17/2017	745,000	834,529
8.750%, 06/15/2019	345,000	431,504
Suburban Propane Partners LP
7.375%, 08/01/2021	400,000	433,000
		2,841,471
TOTAL CORPORATE BONDS (Cost $462,302,151)		$468,234,786

CONVERTIBLE BONDS - 0.1%
Consumer discretionary - 0.1%
Priceline Group, Inc. 0.350%, 06/15/2020	1,619,000	1,902,325
TOTAL CONVERTIBLE BONDS (Cost $1,727,937)		$1,902,325

TERM LOANS (M) - 4.7%
Consumer discretionary - 0.8%
CCO Safari LLC
4.250%, 09/12/2021	3,075,000	3,095,074
Cequel Communications LLC
3.500%, 02/14/2019	2,704,015	2,702,747
Charter Communications Operating LLC
3.000%, 07/01/2020	1,970,000	1,959,535
3.000%, 01/03/2021	805,251	800,554
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	2,138,158	2,134,482
Kasima LLC
3.250%, 05/17/2021	485,294	479,228
Peninsula Gaming LLC
4.250%, 11/20/2017	3,976,080	3,964,151
Univision Communications, Inc.
TBD 03/01/2020 (T)	175,000	174,439
Wendy’s International, Inc.
3.250%, 05/15/2019	3,053,500	3,042,049
		18,352,259
Consumer staples - 1.0%
Charger OpCo BV
3.500%, 07/23/2021	1,500,000	1,681,461
De Master Blenders 1753 NV
3.500%, 07/23/2021	6,125,000	6,063,750
HJ Heinz Company
3.500%, 06/05/2020	12,101,527	12,111,608
Pinnacle Foods Finance LLC
3.000%, 04/29/2020	2,935,526	2,919,134
		22,775,953
Health care - 0.3%
DaVita HealthCare Partners, Inc.
3.500%, 06/24/2021	4,851,220	4,859,016
HCA, Inc.
2.922%, 03/31/2017	790,000	789,890
		5,648,906

The accompanying notes are an integral part of the financial statements.	48

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Capital Appreciation Value Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Information technology - 0.3%
First Data Corp.
3.672%, 03/24/2018	$1,000,000	$997,917
3.672%, 09/24/2018	250,000	249,500
Kronos, Inc.
4.500%, 10/30/2019	3,216,587	3,218,597
9.750%, 04/30/2020	2,498,041	2,552,166
		7,018,180
Telecommunication services - 2.3%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	31,673,120	31,419,735
Telesat Canada
3.500%, 03/28/2019	3,477,519	3,470,275
4.250%, 03/26/2019	3,684,375	2,941,125
4.400%, 03/24/2017	701,250	557,449
UPC Financing Partnership
3.250%, 06/30/2021	11,225,000	11,122,100
		49,510,684
Utilities - 0.0%
Texas Competitive Electric Holdings
Company LLC
3.750%, 05/05/2016	366,832	368,391
TOTAL TERM LOANS (Cost $104,818,276)		$103,674,373

ASSET BACKED SECURITIES - 0.5%
Ally Master Owner Trust, Series 2012-3,
Class A1 0.873%, 06/15/2017 (P)	$9,050,000	$9,056,778
Ford Credit Auto Owner Trust, Series 2012-C,
Class A3 0.580%, 12/15/2016	632,183	632,326
Honda Auto Receivables Owner Trust,
Series 2012-3, Class A3
0.560%, 05/15/2016	517,343	517,398
TOTAL ASSET BACKED SECURITIES (Cost $10,199,505)		$10,206,502

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	4,490	$44,926
TOTAL SECURITIES LENDING COLLATERAL (Cost $44,928)		$44,926

SHORT-TERM INVESTMENTS - 12.1%
Money market funds - 12.1%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	9,875,293	9,875,293
T. Rowe Price Reserve Investment
Fund, 0.0586% (Y)	254,600,497	254,600,497
		264,475,790
TOTAL SHORT-TERM INVESTMENTS (Cost $264,475,790) $		264,475,790
Total Investments (Capital Appreciation Value Fund)
(Cost $1,930,311,816) - 100.8%		$2,210,812,862
Other assets and liabilities, net - (0.8%)		(18,052,171)
TOTAL NET ASSETS - 100.0%		$2,192,760,691

Core Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 60.1%
U.S. Government - 35.3%
U.S. Treasury Bonds
2.500%, 02/15/2045	$1,551,000	$1,520,464
2.750%, 11/15/2042	1,348,000	1,386,860
3.000%, 11/15/2044	3,030,000	3,286,365
3.125%, 02/15/2043 to 08/15/2044	7,218,000	7,990,854
3.375%, 05/15/2044	125,000	144,873
3.625%, 08/15/2043 to 02/15/2044	4,551,000	5,508,631
3.750%, 11/15/2043	1,275,000	1,577,215
4.500%, 08/15/2039	147,000	199,644
U.S. Treasury Notes
0.375%, 10/31/2016	29,673,000	29,598,798
0.500%, 09/30/2016 to 02/28/2017	22,309,000	22,284,194
0.625%, 12/31/2016 to 09/30/2017	19,851,000	19,816,120
0.875%, 05/15/2017 to 01/15/2018	51,833,000	51,811,981
1.000%, 09/15/2017 to 02/15/2018	4,528,000	4,540,148
1.250%, 01/31/2020	1,213,000	1,198,501
1.375%, 02/29/2020	7,069,000	7,027,028
1.500%, 01/31/2019 to 01/31/2022	22,184,000	22,188,951
1.625%, 03/31/2019 to 12/31/2019	18,451,000	18,619,065
1.750%, 09/30/2019	26,080,000	26,414,137
2.000%, 10/31/2021 to 02/15/2025	6,298,000	6,303,100
2.250%, 07/31/2021 to 11/15/2024	7,138,000	7,301,952
2.375%, 08/15/2024	12,883,000	13,303,707
3.125%, 04/30/2017	7,821,000	8,224,266
		260,246,854
U.S. Government Agency - 24.8%
Federal Home Loan Mortgage Corp.
2.574%, 12/01/2042 (P)	220,982	226,849
2.708%, 02/01/2045 (P)	1,209,099	1,243,685
2.750%, 02/01/2045 (P)	967,000	996,174
2.766%, 08/01/2044 (P)	439,948	454,212
2.771%, 03/01/2045 (P)	938,000	967,538
3.000%, 02/15/2045	5,507,000	5,642,954
3.500%, 12/01/2028 to 01/01/2045	29,995,255	31,859,771
4.000%, 10/01/2029 to 11/01/2043	1,664,448	1,809,184
4.500%, 06/01/2042	1,346,034	1,494,122
5.000%, 08/01/2039	2,752,620	3,101,341
5.500%, 07/01/2038	1,368,579	1,551,452
Federal National Mortgage Association
2.032%, 10/09/2019 (Z)	1,435,000	1,306,131
2.625%, 09/06/2024	571,000	587,309
2.731%, 01/01/2045 (P)	1,863,420	1,924,124
2.735%, 01/01/2045 (P)	937,000	967,759
2.739%, 03/01/2045 (P)	465,000	479,640
2.751%, 02/01/2045 (P)	932,000	961,984
3.000%, 12/01/2037 to 03/12/2045	2,943,556	2,997,589
3.150%, 07/01/2044 (P)	202,003	210,562
3.225%, 04/01/2044 (P)	942,393	988,403
3.500%, 12/01/2029 to 05/13/2045	20,439,911	21,433,574
4.000%, 03/01/2025 to 04/14/2045	33,790,154	36,707,313
4.500%, 10/01/2033 to 04/14/2045	14,620,271	16,056,681
5.000%, 03/01/2041 to 08/01/2041	3,299,527	3,736,768
5.500%, 09/01/2034 to 08/01/2041	1,588,234	1,805,825
6.000%, 08/01/2034 to 07/01/2037	1,013,956	1,163,286
6.500%, 10/01/2036	53,576	61,457
Government National Mortgage Association
3.000%, 04/22/2045	5,500,000	5,630,626
3.500%, 03/23/2045 to 05/20/2045	23,100,000	24,143,039
4.000%, 03/23/2045 to 04/22/2045	9,700,000	10,311,590

The accompanying notes are an integral part of the financial statements.	49

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Tennessee Valley Authority
2.875%, 09/15/2024	$1,575,000	$1,630,347
		182,451,289
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $439,517,761)		$442,698,143

FOREIGN GOVERNMENT
OBLIGATIONS - 1.2%
Brazil - 0.0%
Federative Republic of Brazil
5.000%, 01/27/2045	260,000	235,040
Canada - 0.1%
Province of Manitoba
3.050%, 05/14/2024	590,000	618,837
Indonesia - 0.1%
Republic of Indonesia
5.125%, 01/15/2045 (S)	435,000	463,275
Japan - 0.1%
Japan Bank for International Cooperation
2.125%, 02/10/2025	495,000	485,543
Mexico - 0.3%
Government of Mexico
4.600%, 01/23/2046	520,000	540,800
5.750%, 10/12/2049	1,315,000	1,476,088
		2,016,888
Paraguay - 0.1%
Republic of Paraguay
6.100%, 08/11/2044 (S)	510,000	562,275
Slovakia - 0.2%
Government of Slovakia
4.375%, 05/21/2022 (S)	1,610,000	1,801,188
Slovenia - 0.3%
Republic of Slovenia
5.250%, 02/18/2024 (S)	1,350,000	1,535,625
5.500%, 10/26/2022 (S)	765,000	877,042
5.850%, 05/10/2023 (S)	275,000	323,125
		2,735,792
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $8,420,961)		$8,918,838

CORPORATE BONDS - 22.5%
Consumer discretionary - 2.4%
Amazon.com, Inc. 4.950%, 12/05/2044	910,000	978,536
Bed Bath & Beyond, Inc. 5.165%, 08/01/2044	445,000	483,470
Coach, Inc. 4.250%, 04/01/2025	595,000	595,987
Cox Communications, Inc.
4.800%, 02/01/2035 (S)	575,000	604,732
Daimler Finance North America LLC
1.875%, 01/11/2018 (S)	640,000	646,268
2.375%, 08/01/2018 (S)	920,000	939,163
DIRECTV Holdings LLC
3.800%, 03/15/2022	300,000	309,929
3.950%, 01/15/2025	1,040,000	1,068,684
4.450%, 04/01/2024	765,000	816,524
General Motors Company
3.500%, 10/02/2018	930,000	957,900
5.000%, 04/01/2035	155,000	167,532
5.200%, 04/01/2045	120,000	132,925

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Grupo Televisa SAB 5.000%, 05/13/2045	$305,000	$320,878
Harley-Davidson Financial Services, Inc.
2.150%, 02/26/2020 (S)	775,000	775,798
Johnson Controls, Inc. 4.950%, 07/02/2064	205,000	216,818
LVMH Moet Hennessy Louis Vuitton SA
1.625%, 06/29/2017 (S)	1,045,000	1,053,586
Sky PLC 3.750%, 09/16/2024 (S)	780,000	804,690
Thomson Reuters Corp. 3.850%, 09/29/2024	655,000	675,422
Toyota Motor Credit Corp.
1.125%, 05/16/2017	1,595,000	1,602,910
2.750%, 05/17/2021	955,000	982,358
Viacom, Inc.
4.850%, 12/15/2034	925,000	953,107
5.250%, 04/01/2044	290,000	308,766
Volkswagen Group of America Finance LLC
2.125%, 05/23/2019 (S)	700,000	702,299
Volkswagen International Finance NV
1.125%, 11/18/2016 (S)	1,475,000	1,476,071
Yum! Brands, Inc. 5.350%, 11/01/2043	380,000	420,236
		17,994,589
Consumer staples - 1.1%
Altria Group, Inc.
2.625%, 01/14/2020	910,000	924,180
4.500%, 05/02/2043	490,000	514,966
Anheuser-Busch InBev Finance, Inc.
2.150%, 02/01/2019	1,165,000	1,180,621
2.625%, 01/17/2023	575,000	568,365
Pernod-Ricard SA 5.750%, 04/07/2021 (S)	957,000	1,113,898
Philip Morris International, Inc.
4.250%, 11/10/2044	345,000	364,863
Tyson Foods, Inc. 4.500%, 06/15/2022	571,000	627,618
Walgreens Boots Alliance, Inc.
4.800%, 11/18/2044	310,000	337,266
WM Wrigley Jr. Company
2.000%, 10/20/2017 (S)	290,000	292,174
2.400%, 10/21/2018 (S)	420,000	425,732
2.900%, 10/21/2019 (S)	851,000	867,268
3.375%, 10/21/2020 (S)	870,000	896,650
		8,113,601
Energy - 3.6%
Canadian Oil Sands, Ltd.
6.000%, 04/01/2042 (S)	467,000	418,912
Chevron Corp.
1.365%, 03/02/2018	1,225,000	1,224,726
1.961%, 03/03/2020	1,395,000	1,394,866
2.193%, 11/15/2019	350,000	355,626
2.411%, 03/03/2022	700,000	700,085
CNOOC Nexen Finance 2014 ULC
1.625%, 04/30/2017	1,125,000	1,120,689
ConocoPhillips Company 2.875%, 11/15/2021	580,000	589,589
Continental Resources, Inc.
4.500%, 04/15/2023	675,000	658,874
Diamond Offshore Drilling, Inc.
4.875%, 11/01/2043 (L)	215,000	187,901
Ecopetrol SA
5.875%, 05/28/2045	360,000	345,564
7.375%, 09/18/2043	340,000	385,050
El Paso Pipeline Partners
Operating Company LLC
4.100%, 11/15/2015	735,000	750,736
4.300%, 05/01/2024	810,000	835,806

The accompanying notes are an integral part of the financial statements.	50

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
EnLink Midstream Partners LP
5.050%, 04/01/2045	$575,000	$604,146
Enterprise Products Operating LLC
3.750%, 02/15/2025	495,000	514,654
4.850%, 03/15/2044	245,000	272,211
Kerr-McGee Corp. 6.950%, 07/01/2024	1,305,000	1,634,587
Kinder Morgan, Inc.
5.300%, 12/01/2034	220,000	233,417
5.550%, 06/01/2045	540,000	577,820
Marathon Petroleum Corp.
5.000%, 09/15/2054	125,000	128,050
MPLX LP 4.000%, 02/15/2025	215,000	218,130
Newfield Exploration Company
5.625%, 07/01/2024	635,000	661,988
Niagara Mohawk Power Corp.
4.278%, 10/01/2034 (S)	495,000	542,591
ONEOK Partners LP 2.000%, 10/01/2017	585,000	578,224
Petrobras Global Finance BV
3.000%, 01/15/2019	545,000	471,970
4.875%, 03/17/2020	770,000	683,375
Petroleos Mexicanos
2.378%, 04/15/2025	875,000	878,037
4.500%, 01/23/2026 (S)	335,000	342,203
5.500%, 06/27/2044 (S)	150,000	152,250
5.625%, 01/23/2046 (S)	755,000	774,253
6.375%, 01/23/2045	365,000	408,307
Phillips 66 4.875%, 11/15/2044	310,000	334,601
Plains All American Pipeline LP
4.900%, 02/15/2045	555,000	612,205
Rowan Companies, Inc.
5.400%, 12/01/2042	410,000	347,038
5.850%, 01/15/2044	255,000	229,397
Southeast Supply Header LLC
4.250%, 06/15/2024 (S)	605,000	614,108
Statoil ASA
2.250%, 11/08/2019	650,000	659,425
2.900%, 11/08/2020	745,000	772,961
Sunoco Logistics Partners Operations LP
5.350%, 05/15/2045	700,000	754,745
Talisman Energy, Inc. 3.750%, 02/01/2021	505,000	498,845
TC PipeLines LP 4.650%, 06/15/2021	166,000	174,884
Total Capital International SA
2.100%, 06/19/2019	560,000	564,934
2.750%, 06/19/2021	380,000	390,031
Weatherford International, Ltd.
4.500%, 04/15/2022	365,000	331,695
5.950%, 04/15/2042	470,000	409,871
Western Gas Partners LP 5.375%, 06/01/2021	215,000	239,833
Williams Partners LP
4.000%, 09/15/2025	740,000	737,063
5.100%, 09/15/2045	175,000	174,760
		26,491,033
Financials - 9.0%
Alleghany Corp.
4.900%, 09/15/2044	175,000	186,081
American Express Credit Corp.
1.750%, 06/12/2015	1,608,000	1,613,803
American International Group, Inc.
4.375%, 01/15/2055	310,000	311,457
4.500%, 07/16/2044	350,000	373,773
6.400%, 12/15/2020	504,000	613,309

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
American International Group, Inc. (8.175% to
05/15/2038, then 3 month LIBOR + 4.195%)
05/15/2068	$205,000	$283,925
American Tower Corp.
3.450%, 09/15/2021	800,000	800,563
3.500%, 01/31/2023	781,000	762,303
Assurant, Inc.
2.500%, 03/15/2018	825,000	835,666
Australia & New Zealand Banking Group, Ltd.
4.500%, 03/19/2024 (S)	875,000	916,767
Bank of America Corp.
1.500%, 10/09/2015	1,779,000	1,785,458
4.000%, 04/01/2024 to 01/22/2025	1,645,000	1,708,606
4.250%, 10/22/2026	640,000	654,796
6.000%, 09/01/2017	940,000	1,037,309
BB&T Corp.
2.450%, 01/15/2020	1,470,000	1,491,034
Berkshire Hathaway, Inc.
4.500%, 02/01/2045	475,000	525,454
BPCE SA
5.700%, 10/22/2023 (S)	360,000	399,509
Capital One Financial Corp.
3.200%, 02/05/2025	630,000	621,331
Citigroup, Inc.
1.550%, 08/14/2017	1,315,000	1,313,216
1.700%, 07/25/2016	940,000	946,117
2.400%, 02/18/2020	755,000	751,915
2.650%,	427,000	427,000
Credit Suisse/New York
3.625%, 09/09/2024	1,010,000	1,050,935
DDR Corp.
3.375%, 05/15/2023	940,000	928,108
4.625%, 07/15/2022	980,000	1,053,109
Easterly Government Properties, Inc.
4.000%, 11/01/2044 (Z)	1,235,895	1,340,897
Federal Realty Investment Trust
3.000%, 08/01/2022	320,000	323,835
3.950%, 01/15/2024	435,000	463,473
Ford Motor Credit LLC
3.664%, 09/08/2024	790,000	815,324
General Electric Capital Corp.
5.875%, 01/14/2038	765,000	994,931
Healthcare Trust of America Holdings LP
3.375%, 07/15/2021	485,000	486,952
HSBC Holdings PLC
5.250%, 03/14/2044	470,000	536,822
HSBC USA, Inc.
1.700%, 03/05/2018	1,745,000	1,742,462
2.350%, 03/05/2020	1,740,000	1,737,439
2.375%, 11/13/2019	1,105,000	1,112,426
ING Bank NV
2.500%, 10/01/2019 (S)	1,005,000	1,022,747
5.800%, 09/25/2023 (S)	755,000	866,855
Inter-American Development Bank
4.375%, 01/24/2044	265,000	335,780
Intesa Sanpaolo SpA
2.375%, 01/13/2017	1,000,000	1,014,738
5.017%, 06/26/2024 (S)	400,000	411,908
JPMorgan Chase & Co.
2.250%, 01/23/2020	1,095,000	1,088,807
3.125%, 01/23/2025	810,000	801,203
4.125%, 12/15/2026	690,000	708,187
4.850%, 02/01/2044	500,000	573,373

The accompanying notes are an integral part of the financial statements.	51

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Lazard Group LLC
3.750%, 02/13/2025	$1,175,000	$1,164,947
4.250%, 11/14/2020	795,000	846,505
6.850%, 06/15/2017	1,600,000	1,780,955
Lloyds Banking Group PLC
4.500%, 11/04/2024	730,000	762,917
MetLife, Inc.
1.903%, 12/15/2017	390,000	392,831
Mid-America Apartments LP
3.750%, 06/15/2024	720,000	735,558
4.300%, 10/15/2023	625,000	666,633
Morgan Stanley
2.650%, 01/27/2020	1,845,000	1,860,373
3.700%, 10/23/2024	1,130,000	1,166,630
4.300%, 01/27/2045	555,000	570,146
4.350%, 09/08/2026	530,000	552,493
5.375%, 10/15/2015	745,000	765,886
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)	1,466,000	1,557,886
Nationwide Financial Services, Inc.
5.300%, 11/18/2044 (S)	785,000	842,847
Perrigo Finance PLC
3.900%, 12/15/2024	710,000	736,384
4.900%, 12/15/2044	245,000	263,352
PNC Bank NA
2.950%, 02/23/2025	960,000	960,069
Prudential Financial, Inc.
4.600%, 05/15/2044	175,000	186,251
Royal Bank of Canada
1.875%, 02/05/2020	1,380,000	1,372,395
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024	285,000	301,872
Sumitomo Mitsui Banking Corp.
1.350%, 07/11/2017	1,145,000	1,139,284
Swedbank AB
2.200%, 03/04/2020 (S)	1,180,000	1,178,399
Synchrony Financial
2.700%, 02/03/2020	930,000	929,434
4.250%, 08/15/2024	740,000	775,670
Tanger Properties LP
3.750%, 12/01/2024	370,000	379,846
3.875%, 12/01/2023	420,000	435,434
The Bank of Tokyo-Mitsubishi UFJ, Ltd.
2.300%, 03/05/2020 (S)	2,655,000	2,646,432
2.350%, 09/08/2019 (S)	450,000	451,861
The Goldman Sachs Group, Inc.
3.500%, 01/23/2025	565,000	570,812
6.250%, 02/01/2041	330,000	431,806
6.750%, 10/01/2037	344,000	445,458
The Progressive Corp.
3.700%, 01/26/2045	575,000	558,282
WEA Finance LLC / Westfield UK &
Europe Finance PLC
2.700%, 09/17/2019 (S)	295,000	297,560
3.750%, 09/17/2024 (S)	610,000	629,145
		66,126,056
Health care - 1.3%
AbbVie, Inc. 4.400%, 11/06/2042	460,000	484,270
Actavis Funding SCS 4.850%, 06/15/2044	830,000	854,188
Amgen Inc 2.200%, 05/22/2019	615,000	618,560
Amgen, Inc.
3.625%, 05/22/2024	290,000	301,512
5.375%, 05/15/2043	285,000	340,825

 Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Anthem, Inc.
3.125%, 05/15/2022	$988,000	$1,002,087
3.500%, 08/15/2024	525,000	541,951
5.100%, 01/15/2044	290,000	337,175
Celgene Corp.
3.625%, 05/15/2024	335,000	350,006
5.250%, 08/15/2043	355,000	417,205
Eli Lilly & Co 3.700%, 03/01/2045	155,000	154,710
Keysight Technologies, Inc.
4.550%, 10/30/2024 (S)	385,000	390,316
McKesson Corp. 3.796%, 03/15/2024	475,000	503,287
Medtronic, Inc.
3.150%, 03/15/2022 (S)	610,000	631,493
4.375%, 03/15/2035 (S)	495,000	539,781
Mylan, Inc. 5.400%, 11/29/2043	325,000	370,349
Thermo Fisher Scientific, Inc.
1.300%, 02/01/2017	945,000	945,233
3.300%, 02/15/2022	485,000	496,746
		9,279,694
Industrials - 1.1%
ERAC USA Finance LLC
4.500%, 02/15/2045 (S)	215,000	217,998
5.625%, 03/15/2042 (S)	914,000	1,051,137
FedEx Corp.
3.200%, 02/01/2025	525,000	531,710
4.100%, 02/01/2045	530,000	535,010
L-3 Communications Corp.
3.950%, 05/28/2024	640,000	652,938
Lockheed Martin Corp. 3.800%, 03/01/2045	625,000	623,893
Northrop Grumman Corp.
3.250%, 08/01/2023	895,000	917,261
3.850%, 04/15/2045	590,000	577,570
Penske Truck Leasing Company LP
2.500%, 06/15/2019 (S)	1,035,000	1,031,102
3.050%, 01/09/2020 (S)	1,230,000	1,245,615
3.375%, 02/01/2022 (S)	520,000	518,447
Valmont Industries, Inc. 5.250%, 10/01/2054	405,000	395,754
		8,298,435
Information technology - 1.0%
Alibaba Group Holding Ltd.
3.600%, 11/28/2024 (S)	435,000	436,243
Apple, Inc.
2.500%, 02/09/2025	775,000	762,295
2.850%, 05/06/2021	1,710,000	1,776,500
3.450%, 02/09/2045	670,000	631,732
Broadcom Corp. 4.500%, 08/01/2034	165,000	177,236
MasterCard, Inc. 3.375%, 04/01/2024	255,000	267,529
Microsoft Corp.
2.375%, 02/12/2022	565,000	567,581
4.000%, 02/12/2055	645,000	643,730
Tencent Holdings, Ltd.
2.875%, 02/11/2020 (S)	865,000	868,441
3.800%, 02/11/2025 (S)	545,000	555,440
Xerox Corp.
2.750%, 09/01/2020	525,000	524,964
4.800%, 03/01/2035	175,000	173,695
		7,385,386
Materials - 0.7%
Albemarle Corp. 5.450%, 12/01/2044	540,000	587,637
Barrick Gold Corp. 4.100%, 05/01/2023	335,000	333,512

The accompanying notes are an integral part of the financial statements.	52

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
BHP Billiton Finance USA, Ltd.
5.000%, 09/30/2043	$290,000	$340,218
Eastman Chemical Company
3.800%, 03/15/2025	740,000	772,051
4.650%, 10/15/2044	335,000	352,069
Freeport-McMoRan, Inc. 4.550%, 11/14/2024	460,000	434,439
Glencore Finance Canada, Ltd.
2.050%, 10/23/2015 (S)	490,000	492,616
LYB International Finance BV
4.875%, 03/15/2044	320,000	344,236
Lyondellbasell Industries NV
4.625%, 02/26/2055	315,000	311,289
The Mosaic Company
5.450%, 11/15/2033	250,000	291,970
5.625%, 11/15/2043	300,000	361,784
Vale Overseas, Ltd. 8.250%, 01/17/2034	200,000	227,178
		4,848,999
Telecommunication services - 1.1%
America Movil SAB de CV
3.125%, 07/16/2022	995,000	1,015,000
AT&T, Inc.
4.300%, 12/15/2042	185,000	173,580
4.350%, 06/15/2045	225,000	212,341
Bharti Airtel International Netherlands BV
5.350%, 05/20/2024 (S)	330,000	365,168
Scripps Networks Interactive, Inc.
3.900%, 11/15/2024	645,000	674,638
Telefonica Chile SA 3.875%, 10/12/2022 (S)	315,000	319,262
Verizon Communications, Inc.
2.500%, 09/15/2016	815,000	833,374
3.500%, 11/01/2024	485,000	496,218
4.400%, 11/01/2034	1,227,000	1,256,274
4.862%, 08/21/2046 (S)	1,945,000	2,066,317
5.150%, 09/15/2023	410,000	470,288
		7,882,460
Utilities - 1.2%
Ameren Illinois Company 4.300%, 07/01/2044	395,000	445,225
American Electric Power Company, Inc.
1.650%, 12/15/2017	1,010,000	1,014,744
Berkshire Hathaway Energy Company
5.150%, 11/15/2043	280,000	339,288
Commonwealth Edison Company
3.700%, 03/01/2045	460,000	466,714
Consolidated Edison Company of New
York, Inc. 4.625%, 12/01/2054	310,000	349,739
Consumers Energy Company
4.350%, 08/31/2064	295,000	324,017
Dominion Gas Holdings LLC
4.600%, 12/15/2044	475,000	519,945
Dominion Resources, Inc. 4.700%, 12/01/2044	490,000	548,412
Electricite de France SA
6.000%, 01/22/2114 (S)	625,000	747,561
Eversource Energy 3.150%, 01/15/2025	310,000	309,896
Pacific Gas & Electric Company
3.250%, 06/15/2023	380,000	392,575
PacifiCorp 3.600%, 04/01/2024	860,000	915,958
Potomac Electric Power Company
3.600%, 03/15/2024	425,000	448,189
Public Service Company of Colorado
4.300%, 03/15/2044	255,000	289,483
Public Service Electric & Gas Company
3.050%, 11/15/2024	385,000	394,146

Core Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Puget Energy, Inc. 6.000%, 09/01/2021	$800,000	$951,019
Southwestern Electric Power Company
3.550%, 02/15/2022	320,000	333,401
Virginia Electric and Power Company
4.450%, 02/15/2044	275,000	314,661
		9,104,973
TOTAL CORPORATE BONDS (Cost $161,708,926)		$165,525,226

MUNICIPAL BONDS - 0.9%
County of Clark Department of Aviation
(Nevada) 6.820%, 07/01/2045	740,000	1,086,068
Los Angeles Community College District
(California) 6.750%, 08/01/2049	705,000	1,060,842
New Jersey State Turnpike Authority
7.102%, 01/01/2041	913,000	1,343,142
North Texas Tollway Authority
6.718%, 01/01/2049	810,000	1,184,981
Port Authority of New York & New Jersey
4.458%, 10/01/2062	960,000	1,047,840
State of California 7.600%, 11/01/2040	620,000	1,006,979
The Ohio State University 4.800%, 06/01/2111	284,000	312,471
TOTAL MUNICIPAL BONDS (Cost $5,810,530)		$7,042,323

COLLATERALIZED MORTGAGE
OBLIGATIONS - 8.2%
Commercial and residential - 4.3%
Banc of America Commercial Mortgage, Inc.,
Series 2005-4, Class A5A
4.933%, 07/10/2045	199,138	200,300
CFCRE Commercial Mortgage Trust,
Series 2011-C1, Class A4
4.961%, 04/15/2044 (P)(S)	1,110,000	1,244,565
Citigroup Commercial Mortgage Trust
Series 2012-CR4, Class A2,
1.801%, 10/15/2045	241,000	241,929
Series 2013-GC17, Class A4,
4.131%, 11/10/2046	240,000	264,240
Series 2014-GC19, Class A3,
3.753%, 03/10/2047	277,000	294,407
Series 2014-GC19, Class AAB,
3.552%, 03/10/2047	412,000	435,465
Series 2015-CG27, Class A5,
3.137%, 02/10/2048	961,000	973,727
Commercial Mortgage Pass
Through Certificates
Series 2010-C1, Class A3,
4.205%, 07/10/2046 (S)	477,000	520,901
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	80,000	87,742
Series 2014-CR17, Class A4,
3.700%, 05/10/2047	231,000	246,052
Series 2014-CR18, Class ASB,
3.452%, 07/15/2047	318,000	332,760
Series 2014-CR19, Class A5,
3.796%, 08/10/2047	1,889,000	2,031,185
Series 2014-CR20, Class ASB,
3.305%, 11/10/2047	2,380,000	2,461,306
Series 2014-LC15, Class ASB,
3.528%, 04/10/2047	611,000	643,052
Series 2014-UBS3, Class A4,
3.819%, 06/10/2047	502,000	538,818

The accompanying notes are an integral part of the financial statements.	53

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Pass Through
Certificates (continued)
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	$1,444,000	$1,531,992
Series 2014-UBS5, Class A4,
3.838%, 09/10/2047	403,000	433,067
Series 2014-UBS5, Class ASB,
3.548%, 09/10/2047	195,000	205,935
Series 2014-UBS6, Class AM,
4.048%, 12/10/2047 (P)	817,000	868,015
Series 2014-UBS6, Class ASB,
3.387%, 12/10/2047	843,000	878,947
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C5, Class A4
5.100%, 08/15/2038 (P)	239,429	241,640
DBUBS Mortgage Trust
Series 2011-LC1A, Class A1,
3.742%, 11/10/2046 (S)	823,787	840,080
Series 2011-LC1A, Class A3,
5.002%, 11/10/2046 (S)	237,000	269,023
Series 2011-LC2A, Class A4,
4.537%, 07/10/2044 (S)	773,000	861,757
Greenwich Capital Commercial
Funding Corp., Series 2005-GG5, Class A5
5.224%, 04/10/2037 (P)	341,913	345,243
GS Mortgage Securities Trust
Series 2005-GG4, Class A4A,
4.751%, 07/10/2039	23,678	23,663
Series 2011-GC3, Class A2,
3.645%, 03/10/2044 (S)	566,449	577,162
Series 2012-GC6, Class A1,
1.282%, 01/10/2045	29,790	29,906
Series 2012-GCJ7, Class A1,
1.144%, 05/10/2045	207,884	208,475
Series 2012-GCJ7, Class A2,
2.318%, 05/10/2045	312,000	318,745
Series 2013-GC16, Class A3,
4.244%, 11/10/2046	102,000	112,808
Series 2014-GC18, Class A4,
4.074%, 01/10/2047	463,000	505,812
Series 2014-GC18, Class AAB,
3.648%, 01/10/2047	361,000	384,805
Series 2014-GC20, Class AAB,
3.655%, 04/10/2047	237,000	252,815
Series 2014-GC24, Class AAB,
3.650%, 09/10/2047	1,360,000	1,448,580
Series 2014-GC26, Class AAB,
3.365%, 11/10/2047	523,000	547,675
Impac Funding LLC, Series 2010-1, Class A1
5.314%, 01/25/2051 (S)	1,929,916	2,230,614
JPMorgan Chase Commercial
Mortgage Securities Corp.
1.677%, 12/15/2047	309,000	310,596
Series 2013-C10, Class ASB,
2.702%, 12/15/2047	622,000	634,594
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2004-IN2, Class A2,
5.115%, 07/15/2041	32,491	32,524
Series 2010-C2, Class A3,
4.070%, 11/15/2043 (S)	1,577,000	1,704,423

Core Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust (continued)
Series 2010-CNTR, Class A1,
3.299%, 08/05/2032 (S)	$282,403	$292,030
Series 2006-CB14, Class A4,
5.481%, 12/12/2044 (P)	377,087	384,215
Merrill Lynch Mortgage Trust,
Series 2005-CIP1, Class A4
5.047%, 07/12/2038 (P)	184,000	185,032
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2013-C10, Class A1,
1.394%, 07/15/2046	837,945	842,171
Series 2013-C9, Class A,
1.970%, 05/15/2046	312,000	314,759
Series 2014-C15, Class ASB,
3.654%, 04/15/2047	345,000	365,152
Series 2015-C20, Class A4,
3.249%, 02/15/2048	436,000	448,283
Morgan Stanley Capital I Trust,
Series 2011-C2, Class A2
3.476%, 06/15/2044 (S)	782,368	803,828
The Goldman Sachs Group, Inc.
3.396%, 02/10/2048	742,000	765,637
3.759%, 02/10/2048	809,000	834,785
UBS-Barclays Commercial Mortgage Trust
Series 2013-C5, Class A4,
3.185%, 03/10/2046	202,000	208,197
Series 2013-C6, Class A4,
3.244%, 04/10/2046	62,000	64,231
		31,823,665
U.S. Government Agency - 3.9%
Federal Home Loan Mortgage Corp.
Series 2014-HQ1, Class M1,
1.821%, 08/25/2024 (P)	813,790	818,830
Series 2015-DN1, Class M1,
1.403%, 01/25/2025 (P)	720,402	722,313
Series 2980, Class QA, 6.000%, 05/15/2035	134,900	148,076
Series 300, Class 300, 3.000%, 01/15/2043	3,374,274	3,446,006
Series 3664, Class DA, 4.000%, 11/15/2037	512,597	540,015
Series 3876, Class NB, 5.000%, 08/15/2038	669,714	722,241
Series 4223, Class CA, 4.000%, 11/15/2039	1,419,246	1,525,518
Series 4225, Class A, 4.000%, 09/15/2040	1,459,688	1,569,583
Series 4227, Class AB, 3.500%, 10/15/2037	1,494,578	1,561,351
Series 4332, Class GL, 4.000%, 05/15/2039	1,950,096	2,088,364
Series 4430, Class A, 4.000%, 04/15/2041	2,155,421	2,333,713
Series T-48, Class 1A,
5.621%, 07/25/2033 (P)	17,094	19,453
Series T-57, Class 1A2, 7.000%, 07/25/2043	184,494	214,944
Series T-57, Class 1A3, 7.500%, 07/25/2043	165,550	198,922
Series T-59, Class 1A3, 7.500%, 10/25/2043	236,290	287,408
Series T-60, Class 1A3, 7.500%, 03/25/2044	242,745	292,592
Federal National Mortgage Association
Series 2002-33, Class A2,
7.500%, 06/25/2032	193,518	227,742
Series 2002-95, Class DB,
6.000%, 01/25/2033	673,865	778,952
Series 2003-W17, Class 1A7,
5.750%, 08/25/2033	341,000	370,203
Series 2005-5, Class PA,
5.000%, 01/25/2035	17,427	19,006

The accompanying notes are an integral part of the financial statements.	54

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
Series 2006-56, Class CA,
6.000%, 07/25/2036	$10,402	$12,112
Series 2009-20, Class DT,
4.500%, 04/25/2039	586,977	647,105
Series 2011-53, Class TN,
4.000%, 06/25/2041	1,976,858	2,121,095
Series 2012-112, Class DA,
3.000%, 10/25/2042	4,817,049	4,896,901
Series 2012-134, Class LC,
3.000%, 12/25/2042	565,416	576,759
Series 2013-133, Class AB,
4.000%, 06/25/2039	824,297	885,780
Series 2013-9, Class CB,
5.500%, 04/25/2042	46,773	52,004
Series 2013-94, Class HA,
4.000%, 01/25/2040	397,425	428,349
Series 2014-9, Class A, 4.000%, 05/25/2037	762,792	822,408
		28,327,745
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $59,595,994)		$60,151,410

ASSET BACKED SECURITIES - 14.2%
Acadia Healthcare Company, Inc.,
Series 2015-2, Class A1
0.742%, 01/15/2021 (P)	1,552,000	1,552,577
Ally Auto Receivables Trust
Series 2011-5, Class A4,
1.320%, 07/15/2016	148,745	148,804
Series 2012-2, Class A3,
0.740%, 04/15/2016	40,266	40,270
Series 2013-1, Class A3,
0.630%, 05/15/2017	163,413	163,453
Series 2014-1, Class A4,
1.530%, 04/15/2019	2,828,000	2,827,559
Series 2014-2, Class A4,
1.840%, 01/15/2020	7,000	7,045
Ally Master Owner Trust
Series 2012-5, Class A, 1.540%, 09/15/2019	1,731,000	1,726,200
Series 2014-4, Class A2,
1.430%, 06/17/2019	1,019,000	1,019,597
Series 2014-5, Class A1,
0.663%, 10/15/2019 (P)	1,971,000	1,971,000
American Express Credit
Account Master Trust
Series 2012-4, Class A,
0.413%, 05/15/2020 (P)	2,009,000	2,005,757
Series 2013-2, Class A,
0.593%, 05/17/2021 (P)	408,000	409,203
American Express Issuance Trust II,
Series 2013-2, Class A
0.603%, 08/15/2019 (P)	1,216,000	1,220,900
Avis Budget Rental Car Funding AESOP LLC
Series 2012-3A, Class A,
2.100%, 03/20/2019 (S)	523,000	525,505
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	1,162,000	1,156,979
BA Credit Card Trust
Series 2014-A2, Class A,
0.443%, 09/16/2019 (P)	2,315,000	2,314,023

Core Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
BA Credit Card Trust (continued)
Series 2014-A3, Class A,
0.462%, 01/15/2020 (P)	$1,907,000	$1,906,081
Series 2015-A1, Class A,
0.515%, 06/15/2020 (P)	1,352,000	1,352,172
Bank of America Credit Card Trust,
Series 2007-A4, Class A4
0.213%, 11/15/2019 (P)	836,000	830,268
Bank of The West Auto Trust, Series 2014-1,
Class A3
1.090%, 03/15/2019 (S)	556,000	555,602
California Republic Auto Receivables Trust
Series 2014-2, Class A4,
1.570%, 12/16/2019	318,000	318,113
Series 2014-3, Class A4,
1.790%, 03/16/2020	255,000	255,973
Capital Auto Receivables Asset Trust
Series 2013-1, Class A3,
0.790%, 06/20/2017	2,076,000	2,075,122
Series 2013-2, Class A4,
1.560%, 07/20/2018	549,000	552,947
Series 2013-3, Class A4,
1.680%, 04/20/2018	298,000	300,535
Series 2013-4, Class A3,
1.090%, 03/20/2018	751,000	750,540
Series 2013-4, Class A4,
1.470%, 07/20/2018	1,022,000	1,025,429
Series 2014-1, Class A3,
1.320%, 06/20/2018	705,000	707,221
Series 2014-1, Class A4,
1.690%, 10/22/2018	607,000	606,152
Series 2014-2, Class A1,
0.474%, 06/20/2016 (P)	1,159,000	1,158,608
Series 2014-2, Class A3,
1.260%, 05/21/2018	1,067,000	1,069,804
Series 2014-2, Class A4,
1.620%, 10/22/2018	305,000	305,950
Series 2014-3, Class A3,
1.480%, 11/20/2018	908,000	906,276
Series 2015-1, Class A2,
1.420%, 06/20/2018	1,853,000	1,853,830
Series 2015-1, Class A3,
1.610%, 06/20/2019	1,968,000	1,962,934
Series 2015-1, Class A4,
1.860%, 10/21/2019	1,232,000	1,227,998
Chase Issuance Trust
Series 2012-A4, Class A4,
1.580%, 08/16/2021	874,000	859,785
Series 2013-A9, Class A,
0.593%, 11/16/2020 (P)	1,271,000	1,271,948
Series 2014-A5, Class A5,
0.543%, 04/15/2021 (P)	648,000	646,232
Citibank Credit Card Issuance Trust
Series 2013-A7, Class A7,
0.602%, 09/10/2020 (P)	875,000	877,237
Series 2014-A3, Class A3,
0.371%, 05/09/2018 (P)	2,899,000	2,897,246
Series 2014-A6, Class A6,
2.150%, 07/15/2021	7,054,000	7,104,274
Discover Card Execution Note Trust
0.623%, 08/17/2020 (P)	3,357,000	3,357,000
Series 2013-A5, Class A5,
1.040%, 04/15/2019	1,363,000	1,364,656

The accompanying notes are an integral part of the financial statements.	55

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Discover Card Execution Note Trust (continued)
Series 2014-A1, Class A1,
0.602%, 07/15/2021 (P)	$1,089,000	$1,090,297
Ford Credit Auto Owner Trust
Series 2013-B, Class A3,
0.570%, 10/15/2017	812,326	812,597
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	1,992,000	2,013,649
Series 2014-2, Class A,
2.310%, 04/15/2026 (S)	1,110,000	1,121,451
Series 2015-1, Class A,
2.120%, 07/15/2026 (S)	2,292,000	2,285,539
Ford Credit Floorplan Master Owner Trust
Series 2012-2, Class A, 1.920%, 01/15/2019	1,157,000	1,173,801
Series 2014-1, Class A1,
1.200%, 02/15/2019	854,000	855,358
Ford Credit Floorplan Master Owner Trust A
0.568%, 01/15/2020 (P)	297,000	297,055
0.573%, 02/15/2019 (P)	372,000	372,105
0.739%, 01/15/2022 (P)	1,505,000	1,505,351
Honda Auto Receivables Owner Trust
Series 2013-3, Class A3,
0.770%, 05/15/2017	895,000	895,908
Series 2014-4, Class A4,
1.460%, 10/15/2020	306,000	306,278
Hyundai Auto Receivables Trust,
Series 2011-C A4
1.300%, 02/15/2018	255,544	256,589
MBNA Credit Card Master Note Trust,
Series 2004-A3, Class A3
0.433%, 08/16/2021 (P)	1,110,000	1,105,025
Metropolitan Life Global Funding I,
Series 2014-B, Class A
0.610%, 07/15/2019	749,000	748,960
MMCA Auto Owner Trust, Series 2011-A,
Class A4
2.020%, 10/17/2016 (S)	18,717	18,730
Navient Private Education Loan Trust
Series 2014-AA, Class A2A,
2.740%, 02/15/2029 (S)	2,170,000	2,172,951
Series 2015-AA, Class A2A,
2.650%, 12/15/2028 (S)	743,000	734,751
Series 2015-AA, Class A2B,
1.360%, 12/15/2028 (P)(S)	1,130,000	1,133,526
Navient Student Loan Trust
Series 2014-1, Class A2,
0.481%, 03/27/2023 (P)	557,000	555,142
Series 2014-8, Class A2,
0.611%, 04/25/2023 (P)	1,226,000	1,226,563
Series 2014-8, Class B,
1.671%, 07/26/2049 (P)	495,000	470,140
Nelnet Student Loan Trust
Series 2004-3, Class A5,
0.436%, 10/27/2036 (P)	1,026,128	1,014,286
Series 2004-4, Class A5,
0.416%, 01/25/2037 (P)	1,015,319	1,003,607
Series 2005-1, Class A5,
0.366%, 10/25/2033 (P)	516,000	499,989
Series 2005-2, Class A5,
0.347%, 03/23/2037 (P)	405,000	394,672
Series 2005-3, Class A5,
0.367%, 12/24/2035 (P)	1,092,000	1,070,444
Series 2006-1, Class A4,
0.352%, 11/23/2022 (P)	236,103	235,812

Core Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Nelnet Student Loan Trust (continued)
Series 2006-2, Class A4,
0.336%, 10/26/2026 (P)	$912,329	$911,451
Series 2010-4, Class A,
0.971%, 04/25/2046 (P)(S)	446,376	450,912
SLC Student Loan Trust, Series 2007-2,
Class A2
0.657%, 05/15/2028 (P)	348,425	347,980
SLM Private Education Loan Trust
Series 2012-D, Class A2,
2.950%, 02/15/2046 (S)	1,036,000	1,066,194
Series 2012-E, Class A1,
0.922%, 10/16/2023 (P)(S)	380,976	381,942
Series 2012-E, Class A2B,
1.922%, 06/15/2045 (P)(S)	1,328,000	1,365,593
Series 2013-C, Class A2A,
2.940%, 10/15/2031 (S)	281,000	288,058
Series 2014-A, Class A1,
0.773%, 07/15/2022 (P)(S)	291,089	291,305
Series 2014-A, Class A2A,
2.590%, 01/15/2026 (S)	489,000	497,446
SLM Student Loan Trust
Series 2004-3, Class A5,
0.426%, 07/25/2023 (P)	1,601,243	1,594,362
Series 2005-5, Class A3,
0.356%, 04/25/2025 (P)	108,509	108,091
Series 2005-6, Class A5B,
1.456%, 07/27/2026 (P)	445,655	451,274
Series 2005-6, Class A6,
0.396%, 10/27/2031 (P)	955,000	924,450
Series 2005-7, Class A4,
0.406%, 10/25/2029 (P)	856,000	826,972
Series 2005-9, Class A5,
0.376%, 01/27/2025 (P)	706,833	704,847
Series 2006-3, Class A5,
0.356%, 01/25/2021 (P)	1,012,000	996,510
Series 2007-2, Class B,
0.426%, 07/25/2025 (P)	388,000	338,862
Series 2008-5, Class A3,
1.556%, 01/25/2018 (P)	214,863	215,928
Series 2010-1, Class A,
0.571%, 03/25/2025 (P)	895,442	893,990
Series 2012-6, Class A3,
0.921%, 05/26/2026 (P)	3,133,000	3,149,805
Series 2012-6, Class B,
1.171%, 04/27/2043 (P)	720,000	673,541
Series 2013-1, Class B,
1.971%, 11/25/2043 (P)	185,000	185,569
Series 2013-2, Class B,
1.671%, 06/25/2043 (P)	119,000	117,409
Series 2013-3, Class A2,
0.471%, 05/26/2020 (P)	641,000	640,226
Series 2013-3, Class B,
1.671%, 09/25/2043 (P)	366,000	357,881
Series 2013-5, Class A2,
0.571%, 10/26/2020 (P)	502,000	502,586
Series 2013-6, Class A2,
0.671%, 02/25/2021 (P)	272,000	272,110
Series 2013-A, Class A1,
0.772%, 08/15/2022 (P)(S)	347,410	347,709
Series 2014-1, Class A2,
0.551%, 07/26/2021 (P)	949,000	949,237
Series 2014-2, Class A3,
0.761%, 03/26/2029 (P)	840,000	842,766

The accompanying notes are an integral part of the financial statements.	56

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Core Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
ASSET BACKED SECURITIES (continued)
SLM Student Loan Trust (continued)
Series 2014-2, Class B,
1.671%, 01/25/2045 (P)	$100,000	$98,137
Synchrony Credit Card Master Note Trust,
Series 2012-5, Class A
0.950%, 06/15/2018	2,367,000	2,370,068
Trade Maps 1, Ltd., Series 2013-1A, Class A
0.871%, 12/10/2018 (P)(S)	1,142,000	1,141,073
TOTAL ASSET BACKED SECURITIES (Cost $104,741,432)		$104,863,665

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	16,051	160,593
TOTAL SECURITIES LENDING
COLLATERAL (Cost $160,598)		$160,593

SHORT-TERM INVESTMENTS - 6.0%
Money market funds - 6.0%
State Street Institutional Liquid Reserves
Fund, 0.0876% (Y)	43,967,946	43,967,946
TOTAL SHORT-TERM INVESTMENTS (Cost $43,967,946)		$43,967,946
Total Investments (Core Bond Fund)
(Cost $823,924,148) - 113.1%		$833,328,144
Other assets and liabilities, net - (13.1%)		(96,608,641)
TOTAL NET ASSETS - 100.0%		$736,719,503

Equity-Income Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 95.5%
Consumer discretionary - 12.5%
Auto components - 0.7%
Johnson Controls, Inc.	297,300	$15,105,813
Automobiles - 1.2%
Ford Motor Company	751,500	12,279,510
General Motors Company	350,739	13,086,072
		25,365,582
Distributors - 0.6%
Genuine Parts Company	143,250	13,763,460
Hotels, restaurants and leisure - 1.7%
Carnival Corp.	463,700	20,398,163
Las Vegas Sands Corp.	72,900	4,148,010
McDonald’s Corp.	127,600	12,619,640
		37,165,813
Leisure products - 1.0%
Mattel, Inc.	798,000	21,003,360
Media - 4.0%
Cablevision Systems Corp., Class A	543,400	10,205,052
Comcast Corp., Class A	187,000	11,104,060
News Corp., Class A (I)	453,000	7,825,575
Pearson PLC	317,616	6,948,894
The Madison Square Garden, Inc., Class A (I)	29,725	2,328,954
The New York Times Company, Class A	493,100	6,898,469
The Walt Disney Company	126,200	13,134,896
Time Warner, Inc.	333,666	27,313,899

Equity-Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Media (continued)
Viacom, Inc., Class B	18,200	$1,272,908
		87,032,707
Multiline retail - 2.1%
Kohl’s Corp.	387,500	28,597,500
Macy’s, Inc.	276,500	17,618,580
		46,216,080
Specialty retail - 0.9%
Staples, Inc.	1,058,200	17,740,723
Tiffany & Company	14,200	1,252,724
		18,993,447
Textiles, apparel and luxury goods - 0.3%
Coach, Inc.	152,200	6,628,310
		271,274,572
Consumer staples - 4.3%
Beverages - 0.8%
PepsiCo, Inc.	184,700	18,281,606
Food products - 2.3%
Archer-Daniels-Midland Company	469,700	22,489,236
Campbell Soup Company	240,900	11,223,531
ConAgra Foods, Inc.	81,700	2,857,866
Kellogg Company	52,900	3,410,992
McCormick & Company, Inc.	121,600	9,166,208
		49,147,833
Household products - 0.9%
The Clorox Company	173,200	18,816,448
Personal products - 0.3%
Avon Products, Inc.	781,900	6,653,969
		92,899,856
Energy - 12.2%
Energy equipment and services - 1.1%
Diamond Offshore Drilling, Inc. (L)	271,500	8,261,745
Schlumberger, Ltd.	172,900	14,551,264
		22,813,009
Oil, gas and consumable fuels - 11.1%
Anadarko Petroleum Corp.	162,236	13,665,138
Apache Corp.	519,500	34,203,880
BP PLC, ADR	257,192	10,658,036
Chevron Corp.	357,260	38,112,497
ConocoPhillips	124,600	8,123,920
CONSOL Energy, Inc.	460,700	14,834,540
Exxon Mobil Corp.	419,224	37,118,093
Hess Corp.	388,900	29,198,612
Murphy Oil Corp.	364,600	18,554,494
Royal Dutch Shell PLC, ADR, Class A	425,600	27,821,472
Talisman Energy, Inc.	1,092,400	8,498,872
		240,789,554
		263,602,563
Financials - 19.1%
Banks - 11.3%
Bank of America Corp.	2,198,322	34,755,471
JPMorgan Chase & Co.	944,914	57,904,330
Regions Financial Corp.	787,300	7,565,953
SunTrust Banks, Inc.	559,400	22,935,400
The PNC Financial Services Group, Inc.	370,100	34,034,396
U.S. Bancorp	887,400	39,586,914

The accompanying notes are an integral part of the financial statements.	57

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Company	874,200	$47,897,418
		244,679,882
Capital markets - 1.1%
Northern Trust Corp.	333,600	23,295,288
The Bank of New York Mellon Corp.	22,400	876,736
		24,172,024
Consumer finance - 0.9%
American Express Company	248,000	20,234,320
Insurance - 4.1%
Loews Corp.	382,700	15,694,527
Marsh & McLennan Companies, Inc.	564,400	32,108,716
MetLife, Inc.	309,900	15,752,217
Sun Life Financial, Inc.	252,000	7,766,640
The Chubb Corp.	108,900	10,939,005
Willis Group Holdings PLC	145,100	6,924,172
		89,185,277
Real estate investment trusts - 1.7%
Digital Realty Trust, Inc.	145,800	9,678,204
Rayonier, Inc.	288,500	7,907,785
Weyerhaeuser Company	506,813	17,794,204
		35,380,193
		413,651,696
Health care - 6.9%
Health care providers and services - 0.7%
Quest Diagnostics, Inc.	222,900	15,634,206
Pharmaceuticals - 6.2%
Bristol-Myers Squibb Company	430,900	26,250,428
GlaxoSmithKline PLC	452,553	10,730,635
Johnson & Johnson	338,700	34,720,137
Merck & Company, Inc.	490,800	28,731,432
Pfizer, Inc.	943,088	32,366,780
		132,799,412
		148,433,618
Industrials - 13.8%
Aerospace and defense - 2.5%
Honeywell International, Inc.	242,100	24,883,038
The Boeing Company	187,200	28,239,120
		53,122,158
Air freight and logistics - 1.1%
United Parcel Service, Inc., Class B	229,100	23,306,343
Building products - 1.0%
Masco Corp.	537,100	14,066,649
USG Corp. (I)	294,200	8,293,498
		22,360,147
Electrical equipment - 1.5%
Eaton Corp. PLC	164,126	11,654,587
Emerson Electric Company	377,300	21,853,216
		33,507,803
Industrial conglomerates - 2.8%
General Electric Company	2,331,200	60,587,888
Machinery - 4.9%
Deere & Company	183,000	16,579,800
Flowserve Corp.	145,900	9,064,767
Illinois Tool Works, Inc.	369,100	36,489,226
Joy Global, Inc.	242,300	10,738,736

Equity-Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Stanley Black & Decker, Inc.	200,000	$19,668,000
Xylem, Inc.	379,800	13,558,860
		106,099,389
		298,983,728
Information technology - 11.2%
Communications equipment - 3.4%
Cisco Systems, Inc.	772,900	22,808,279
Harris Corp.	303,600	23,583,648
Motorola Solutions, Inc.	53,400	3,627,996
QUALCOMM, Inc.	333,600	24,189,336
		74,209,259
Electronic equipment, instruments and components - 1.0%
Corning, Inc.	875,100	21,352,440
IT services - 1.8%
Computer Sciences Corp.	162,500	11,524,500
IBM Corp.	111,400	18,040,116
The Western Union Company	496,100	9,683,872
		39,248,488
Semiconductors and semiconductor equipment - 2.7%
Analog Devices, Inc.	266,400	15,595,056
Applied Materials, Inc.	933,700	23,389,185
Texas Instruments, Inc.	335,800	19,745,040
		58,729,281
Software - 1.3%
CA, Inc.	224,700	7,307,244
Microsoft Corp.	450,000	19,732,500
		27,039,744
Technology hardware, storage and peripherals - 1.0%
Apple, Inc.	54,700	7,026,762
Dell, Inc. (I)	1,010,600	15,006,701
		22,033,463
		242,612,675
Materials - 5.6%
Chemicals - 1.2%
E.I. du Pont de Nemours & Company	195,200	15,196,320
Potash Corp. of Saskatchewan, Inc.	280,600	10,073,540
		25,269,860
Construction materials - 1.0%
Vulcan Materials Company	254,600	21,131,800
Containers and packaging - 0.6%
MeadWestvaco Corp.	258,800	13,731,928
Metals and mining - 1.4%
Newmont Mining Corp.	447,100	11,772,143
Nucor Corp.	371,700	17,481,051
		29,253,194
Paper and forest products - 1.4%
International Paper Company	548,225	30,925,372
		120,312,154
Telecommunication services - 3.7%
Diversified telecommunication services - 3.5%
AT&T, Inc.	893,573	30,881,883
CenturyLink, Inc.	330,298	12,505,082
Telefonica SA	622,600	9,672,200

The accompanying notes are an integral part of the financial statements.	58

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Equity-Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	450,877	$22,295,868
		75,355,033
Wireless telecommunication services - 0.2%
Vodafone Group PLC	1,205,937	4,174,122
		79,529,155
Utilities - 6.2%
Electric utilities - 4.5%
Duke Energy Corp.	346,836	27,243,968
Entergy Corp.	289,300	23,002,243
Exelon Corp.	512,400	17,380,608
FirstEnergy Corp.	395,575	13,837,214
Xcel Energy, Inc.	429,100	15,138,648
		96,602,681
Independent power and renewable electricity producers - 0.3%
AES Corp.	560,000	7,263,200
Multi-utilities - 1.4%
NiSource, Inc.	686,000	29,436,260
		133,302,141
TOTAL COMMON STOCKS (Cost $1,567,313,680)		$2,064,602,158

SECURITIES LENDING COLLATERAL - 0.3%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	723,487	7,238,631
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,238,710)		$7,238,631

SHORT-TERM INVESTMENTS - 5.4%
Money market funds - 5.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	1,500,000	1,500,000
T. Rowe Price Reserve Investment
Fund, 0.0586% (Y)	114,906,051	114,906,051
		116,406,051
TOTAL SHORT-TERM INVESTMENTS (Cost $116,406,051)		$116,406,051
Total Investments (Equity-Income Fund)
(Cost $1,690,958,441) - 101.2%		$2,188,246,840
Other assets and liabilities, net - (1.2%)		(26,610,516)
TOTAL NET ASSETS - 100.0%		$2,161,636,324

Fundamental Global Franchise Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 94.1%
Belgium - 2.0%
Anheuser-Busch InBev NV	76,642	$9,722,806
France - 5.0%
Danone SA	338,707	23,581,902
Germany - 5.5%
adidas AG	337,368	26,238,763
Ireland - 4.1%
Experian PLC	1,052,695	19,426,895

Fundamental Global Franchise Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Netherlands - 5.1%
Heineken Holding NV	347,920	$24,159,684
South Korea - 3.2%
Samsung Electronics Company, Ltd.	12,139	15,013,583
Switzerland - 1.7%
Nestle SA	105,190	8,220,993
United Kingdom - 18.1%
Diageo PLC	502,868	15,010,221
Imperial Tobacco Group PLC	327,895	16,136,496
Intertek Group PLC	147,993	5,770,111
Reckitt Benckiser Group PLC	152,951	13,805,639
SABMiller PLC	631,405	35,739,892
		86,462,359
United States - 49.4%
Amazon.com, Inc. (I)	88,082	33,485,253
Amgen, Inc.	56,976	8,986,255
Apple, Inc.	172,586	22,170,398
AutoZone, Inc. (I)	13,299	8,547,001
eBay, Inc. (I)	397,125	22,997,509
Google, Inc., Class A (I)	13,876	7,807,054
Google, Inc., Class C (I)	13,876	7,748,358
McCormick & Company, Inc.	66,783	5,034,103
McDonald’s Corp.	177,980	17,602,222
Oracle Corp.	129,912	5,692,744
PepsiCo, Inc.	178,141	17,632,396
Philip Morris International, Inc.	39,261	3,257,093
QUALCOMM, Inc.	336,049	24,366,913
Starbucks Corp.	150,545	14,073,699
The Coca-Cola Company	262,629	11,371,836
The Procter & Gamble Company	216,709	18,448,437
Visa, Inc., Class A	23,994	6,509,812
		235,731,083
TOTAL COMMON STOCKS (Cost $345,595,961)		$448,558,068

SHORT-TERM INVESTMENTS - 4.8%
Repurchase agreement - 4.8%
Repurchase Agreement with State Street Corp.
dated 02/27/2015 at 0.000% to be
repurchased at $22,872,000 on 03/02/2015,
collateralized by $21,310,000 U.S. Treasury
Notes, 3.625% due 08/15/2019 (valued at
$23,334,450, including interest)	$22,872,000	$22,872,000
TOTAL SHORT-TERM INVESTMENTS (Cost $22,872,000)		$22,872,000
Total Investments (Fundamental Global Franchise Fund)
(Cost $368,467,961) - 98.9%		$471,430,068
Other assets and liabilities, net - 1.1%		5,460,367
TOTAL NET ASSETS - 100.0%		$476,890,435

Global Bond Fund

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 53.1%
Australia - 0.5%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	1,200,000	1,413,018

The accompanying notes are an integral part of the financial statements.	59

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Australia (continued)
New South Wales Treasury Corp. (continued)
3.750%, 11/20/2020	AUD	200,000	$215,266
Queensland Treasury Corp.
4.250%, 07/21/2023 (S)		1,300,000	1,119,323
			2,747,607
Brazil - 0.4%
Banco Nacional de Desenvolvimento
Economico e Social
4.000%, 04/14/2019 (S)		$1,300,000	1,290,900
5.750%, 09/26/2023 (S)		800,000	814,000
			2,104,900
Canada - 1.8%
Province of British Columbia
4.300%, 06/18/2042	CAD	500,000	526,646
Province of Ontario
2.100%, 09/08/2018		1,000,000	833,421
2.450%, 06/29/2022		$1,100,000	1,115,349
3.150%, 06/02/2022	CAD	600,000	530,727
3.450%, 06/02/2045		1,100,000	999,794
3.500%, 06/02/2024		3,800,000	3,439,272
Province of Quebec
3.000%, 09/01/2023		1,500,000	1,310,511
4.250%, 12/01/2021		1,900,000	1,784,596
			10,540,316
France - 4.2%
Government of France
0.250%, 07/25/2024	EUR	2,990,710	3,637,079
1.000%, 05/25/2018 to 11/25/2018		14,500,000	16,815,235
1.750%, 05/25/2023 to 11/25/2024		2,500,000	3,116,139
3.000%, 04/25/2022		800,000	1,071,833
			24,640,286
Germany - 0.2%
Federal Republic of Germany, Inflation
Linked Bond
0.100%, 04/15/2023		826,696	1,001,704
Greece - 0.4%
Republic of Greece
3.800%, 08/08/2017	JPY	400,000,000	2,608,796
			2,608,796
Italy - 13.0%
Republic of Italy
2.500%, 12/01/2024	EUR	1,600,000	1,979,587
3.750%, 09/01/2024		10,000,000	13,592,543
4.000%, 02/01/2037		3,400,000	4,997,870
4.500%, 05/01/2023 to 03/01/2024		19,900,000	28,149,751
4.750%, 08/01/2023 to 09/01/2028 (S)		10,100,000	14,785,704
5.000%, 09/01/2040		4,200,000	7,138,846
5.500%, 11/01/2022		1,800,000	2,662,555
6.000%, 08/04/2028	GBP	1,300,000	2,474,960
			75,781,816
Japan - 6.9%
Government of Japan
1.400%, 09/20/2034	JPY	160,000,000	1,397,744
1.500%, 12/20/2044		650,000,000	5,514,717
1.600%, 03/20/2033		360,000,000	3,297,013
1.700%, 09/20/2032 to 09/20/2044		3,210,000,000	29,734,944
			39,944,418

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico - 5.3%
Government of Mexico
1.290%, 06/08/2015	JPY	1,100,000,000	$9,213,683
4.750%, 06/14/2018	MXN	12,300,000	825,662
7.500%, 06/03/2027		65,700,000	5,004,639
7.750%, 05/29/2031 to 11/23/2034		106,050,000	8,294,376
8.000%, 12/07/2023		40,000,000	3,111,728
8.500%, 11/18/2038		10,000,000	853,916
10.000%, 12/05/2024		41,900,000	3,712,577
			31,016,581
New Zealand - 1.1%
Dominion of New Zealand
5.000%, 03/15/2019	NZD	6,700,000	5,410,063
Dominion of New Zealand, Index Linked
Bond
2.000%, 09/20/2025		1,100,000	871,994
			6,282,057
Norway - 0.2%
Kommunalbanken AS
6.500%, 04/12/2021	AUD	1,300,000	1,227,196
			1,227,196
Poland - 3.4%
Republic of Poland
3.250%, 07/25/2025	PLN	49,700,000	14,732,282
4.000%, 10/25/2023		17,000,000	5,273,561
			20,005,843
Slovenia - 3.7%
Republic of Slovenia
4.125%, 02/18/2019		$4,100,000	4,350,264
4.700%, 11/01/2016 (S)	EUR	7,600,000	9,110,577
4.750%, 05/10/2018		$4,800,000	5,160,000
5.250%, 02/18/2024		500,000	568,750
5.500%, 10/26/2022		1,600,000	1,834,336
5.850%, 05/10/2023		600,000	705,000
Spain - 7.2%
Autonomous Community of Catalonia
4.950%, 02/11/2020	EUR	1,000,000	1,274,407
Kingdom of Spain
1.600%, 04/30/2025 (S)		3,400,000	3,901,883
3.800%, 04/30/2024 (S)		2,800,000	3,825,527
4.400%, 10/31/2023 (S)		1,500,000	2,123,901
4.800%, 01/31/2024 (S)		3,900,000	5,687,768
5.150%, 10/31/2044 (S)		4,000,000	7,230,854
5.400%, 01/31/2023 (S)		11,900,000	17,681,377
			41,725,717
Sweden - 0.2%
Kingdom of Sweden
4.250%, 03/12/2019	SEK	6,300,000	885,267
United Kingdom - 4.6%
Government of United Kingdom
2.250%, 09/07/2023	GBP	1,900,000	3,059,654
2.750%, 09/07/2024		1,400,000	2,341,565
3.250%, 01/22/2044		7,200,000	12,856,582
3.500%, 01/22/2045		300,000	561,205
4.250%, 06/07/2032 to 12/07/2040		2,200,000	4,543,361
4.500%, 09/07/2034		800,000	1,655,969

The accompanying notes are an integral part of the financial statements.	60

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
United Kingdom (continued)
Government of United Kingdom (continued)
4.750%, 12/07/2030 to 12/07/2038	GBP	800,000	$1,700,689
			26,719,025
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $329,768,948)			$308,960,456

CORPORATE BONDS - 16.7%
Australia - 0.7%
Australia & New Zealand Banking
Group, Ltd.
1.000%, 10/06/2015 (S)		$400,000	401,112
CNOOC Curtis Funding No. 1 Pty, Ltd.
4.500%, 10/03/2023 (S)		1,900,000	2,061,865
Westpac Banking Corp.
1.850%, 11/26/2018 (S)		1,500,000	1,508,645
			3,971,622
Brazil - 0.7%
Petrobras Global Finance BV
3.250%, 03/17/2017		2,900,000	2,701,669
7.875%, 03/15/2019		1,200,000	1,214,904
			3,916,573
Denmark - 0.5%
Nykredit Realkredit A/S
2.000%, 04/01/2015 to 10/01/2015	DKK	7,300,000	1,102,616
Realkredit Danmark A/S
2.000%, 01/01/2016		13,500,000	2,061,400
			3,164,016
France - 2.2%
BNP Paribas Home Loan SFH
2.200%, 11/02/2015 (S)		$5,800,000	5,868,046
BPCE SA
4.500%, 03/15/2025 (S)		200,000	204,554
Cie de Financement Foncier SA
2.500%, 09/16/2015 (S)		3,900,000	3,940,716
Dexia Credit Local SA
0.375%, 07/10/2017	EUR	400,000	450,682
Dexia Credit Local SA
1.875%, 01/29/2020 (S)		$2,200,000	2,179,962
			12,643,960
Germany - 2.2%
FMS Wertmanagement AoeR
3.375%, 06/17/2021	EUR	2,600,000	3,502,190
KFW
6.250%, 05/19/2021	AUD	8,600,000	8,099,881
Landwirtschaftliche Rentenbank
5.375%, 04/23/2024	NZD	1,500,000	1,243,612
			12,845,683
Greece - 0.2%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	300,000	258,501
National Bank of Greece SA
3.875%, 10/07/2016		800,000	778,225
			1,036,726
Hong Kong - 0.4%
CNOOC Finance 2012, Ltd.
3.875%, 05/02/2022		$2,100,000	2,175,506

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Ireland - 0.8%
Depfa ACS Bank
3.875%, 11/14/2016	EUR	1,500,000	$1,783,580
4.875%, 05/21/2019		100,000	133,379
5.125%, 03/16/2037 (S)		$500,000	637,138
5.750%, 03/28/2017		2,000,000	2,175,634
Italy - 0.4%
Banca Carige SpA
3.750%, 11/25/2016	EUR	500,000	590,903
3.875%, 10/24/2018		1,435,000	1,783,139
			2,374,042
Ivory Coast - 0.5%
African Development Bank
5.250%, 03/23/2022	AUD	3,200,000	2,875,458
			2,875,458
Japan - 0.1%
Bank of Tokyo-Mitsubishi UFJ, Ltd.
1.700%, 03/05/2018 (S)		$700,000	698,575
			698,575
Luxembourg - 0.3%
Gazprom OAO
9.250%, 04/23/2019		1,500,000	1,537,500
			1,537,500
Macau - 0.3%
Wynn Macau, Ltd.
5.250%, 10/15/2021 (S)		1,800,000	1,768,500
Netherlands - 0.4%
ING Bank NV
2.500%, 01/14/2016 (S)		2,300,000	2,337,734
Norway - 0.3%
Eksportfinans ASA
2.000%, 09/15/2015		880,000	882,640
5.500%, 05/25/2016		600,000	624,750
			1,507,390
Portugal - 0.2%
Novo Banco SA
5.875%, 11/09/2015	EUR	1,300,000	1,479,496
			1,479,496
Spain - 0.6%
Bankia SA
3.500%, 12/14/2015		3,300,000	3,786,188
			3,786,188
Sweden - 0.4%
Skandinaviska Enskilda Banken AB
3.000%, 06/20/2018	SEK	3,000,000	390,140
Stadshypotek AB
3.000%, 03/21/2018		4,000,000	518,971
Sveriges Sakerstallda Obligationer AB
4.000%, 03/21/2018		3,000,000	399,136
Swedbank AB
2.200%, 03/04/2020 (S)		$1,000,000	998,643
			2,306,890
Switzerland - 0.8%
EUROFIMA
6.250%, 12/28/2018	AUD	3,300,000	2,927,846
UBS AG (7.250% to 02/22/2017, then
5 Year U.S. Swap Rate + 6.061%)
02/22/2022		$1,500,000	1,619,919

The accompanying notes are an integral part of the financial statements.	61

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
United Kingdom - 1.1%
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		$200,000	$220,750
Lloyds Bank PLC
4.875%, 03/30/2027	GBP	1,000,000	1,926,247
Pearson Dollar Finance Two PLC
6.250%, 05/06/2018 (S)		$1,000,000	1,116,474
Tesco Corporate Treasury Services PLC
1.375%, 07/01/2019	EUR	800,000	882,807
Tesco PLC
5.000%, 03/24/2023	GBP	100,000	161,051
5.125%, 04/10/2047	EUR	250,000	314,884
6.125%, 02/24/2022	GBP	950,000	1,637,473
			6,259,686
United States - 3.3%
Ally Financial, Inc.
2.750%, 01/30/2017		$600,000	598,500
3.500%, 07/18/2016		400,000	404,300
4.625%, 06/26/2015		2,300,000	2,324,433
8.000%, 03/15/2020		482,000	577,195
Altria Group, Inc.
9.250%, 08/06/2019		354,000	455,273
Bank of America Corp.
0.871%, 08/25/2017 (P)		2,000,000	1,996,926
1.700%, 08/25/2017		1,000,000	1,004,610
Greensill Capital SCF 1 SA
4.284%, 03/04/2015 (Z)		1,000,000	1,000,000
International Lease Finance Corp.
6.750%, 09/01/2016 (S)		2,100,000	2,231,250
7.125%, 09/01/2018 (S)		500,000	568,750
Intuit, Inc.
5.750%, 03/15/2017		2,000,000	2,173,700
Masco Corp.
6.125%, 10/03/2016		700,000	747,250
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		200,000	211,000
7.250%, 12/15/2021 (S)		200,000	212,240
Red Oak Power LLC
8.540%, 11/30/2019		569,940	606,986
Verizon Communications, Inc.
1.990%, 09/14/2018 (P)		3,800,000	3,959,763
Wells Fargo & Company (5.875% to
06/15/2025, then 3 month
LIBOR + 3.990%)
06/15/2025 (Q)		300,000	315,750
			19,387,926
Virgin Islands, British - 0.3%
Sinopec Group Overseas Development
2012, Ltd.
3.900%, 05/17/2022 (S)		300,000	314,062
Sinopec Group Overseas Development
2013, Ltd.
4.375%, 10/17/2023 (S)		1,500,000	1,624,857
			1,938,919
TOTAL CORPORATE BONDS (Cost $99,683,732)			$97,289,886

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 11.3%
U.S. Government - 10.1%
Treasury Inflation Protected Securities
0.125%, 07/15/2022 to 01/15/2023	$1,323,497	$1,330,127
0.125%, 07/15/2024 (C)	6,033,571	6,035,930
1.375%, 01/15/2020 to 02/15/2044	736,751	827,138
1.750%, 01/15/2028	1,233,177	1,445,418
2.375%, 01/15/2025 to 01/15/2027	4,637,028	5,661,937
2.500%, 01/15/2029	8,313,640	10,645,348
U.S. Treasury Bonds
3.000%, 05/15/2042	500,000	540,391
3.125%, 11/15/2041 to 08/15/2044	9,000,000	9,967,889
3.375%, 05/15/2044 (D)	400,000	463,594
3.625%, 08/15/2043 to 02/15/2044 (D)	7,900,000	9,562,647
3.750%, 11/15/2043	3,600,000	4,453,312
4.250%, 05/15/2039	1,100,000	1,441,773
4.375%, 11/15/2039 to 05/15/2040	2,200,000	2,945,196
4.625%, 02/15/2040	300,000	415,570
6.125%, 11/15/2027	400,000	574,719
U.S. Treasury Notes
2.250%, 11/15/2024	300,000	306,539
2.375%, 08/15/2024 (D)	300,000	309,797
2.500%, 05/15/2024 (D)	1,500,000	1,565,274
U.S. Treasury Strip 3.195%, 05/15/2026	500,000	387,883
		58,880,482
U.S. Government Agency - 1.2%
Federal National Mortgage Association
1.314%, 11/01/2042 to 10/01/2044 (P)	1,434,529	1,459,501
1.967%, 11/01/2035 (P)	148,278	155,740
3.730%, 01/01/2018	5,000,000	5,184,558
5.155%, 09/01/2035 (P)	54,660	58,106
5.199%, 07/01/2035 (P)	88,759	94,225
		6,952,130
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $62,102,599)		$65,832,612

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.9%
Commercial and residential - 11.6%
Adjustable Rate Mortgage Trust,
Series 2005-5, Class 2A1
2.756%, 09/25/2035 (P)	80,090	72,079
American Home Mortgage
Investment Trust, Series 2004-3,
Class 5A
2.068%, 10/25/2034 (P)	143,963	144,146
Banc of America Funding Corp.
Series 2006-A, Class 1A1,
2.649%, 02/20/2036 (P)	629,160	624,215
Series 2006-J, Class 4A1,
2.804%, 01/20/2047 (P)	87,829	69,959
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-5, Class 1A2,
2.473%, 08/25/2033 (P)	30,176	30,170
Series 2003-7, Class 6A,
2.465%, 10/25/2033 (P)	63,726	64,164
Series 2003-9, Class 2A1,
2.881%, 02/25/2034 (P)	11,373	11,127
Series 2004-2, Class 22A,
2.647%, 05/25/2034 (P)	141,321	135,938
Series 2004-2, Class 23A,
2.482%, 05/25/2034 (P)	59,113	54,794

The accompanying notes are an integral part of the financial statements.	62

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Bear Stearns Adjustable Rate
Mortgage Trust (continued)
Series 2005-2, Class A1,
2.680%, 03/25/2035 (P)		$710,335	$717,351
Series 2005-2, Class A2,
2.515%, 03/25/2035 (P)		142,383	143,741
Series 2005-4, Class 3A1,
2.533%, 08/25/2035 (P)		358,170	312,440
Series 2005-5, Class A2,
2.320%, 08/25/2035 (P)		447,158	449,659
Bear Stearns Alt-A Trust
Series 2005-7, Class 22A1,
2.677%, 09/25/2035 (P)		1,228,739	1,058,423
Series 2005-9, Class 24A1,
2.641%, 11/25/2035 (P)		528,421	411,721
Series 2006-8, Class 3A1,
0.331%, 02/25/2034 (P)		52,664	47,154
Series 2006-6, Class 32A1,
2.612%, 11/25/2036 (P)		1,234,432	843,890
Bear Stearns Structured
Products, Inc. Trust, Series 2007-R6,
Class 1A1
2.566%, 01/26/2036 (P)		655,618	523,856
Bella Vista Mortgage Trust,
Series 2005-2, Class 2A1
4.230%, 05/20/2045 (P)		441,182	346,240
Business Mortgage Finance 7 PLC,
Series 7X, Class A1
2.561%, 02/15/2041 (P)	GBP	846,067	1,297,886
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.530%, 05/25/2035 (P)		$178,738	176,978
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)		756,879	749,241
Series 2005-12, Class 2A1,
0.968%, 08/25/2035 (P)(S)		1,052,670	877,219
Series 2005-6, Class A1,
2.210%, 09/25/2035 (P)		242,169	241,368
Series 2005-6, Class A2,
2.280%, 09/25/2035 (P)		267,530	267,531
Countrywide Alternative Loan Trust
Series 2005-21CB, Class A3,
5.250%, 06/25/2035		99,450	94,016
Series 2005-56, Class 2A2,
2.160%, 11/25/2035 (P)		67,272	57,312
Series 2005-56, Class 2A3,
1.620%, 11/25/2035 (P)		67,226	55,415
Series 2006-OA19, Class A1,
0.353%, 02/20/2047 (P)		1,581,606	1,169,732
Series 2007-11T1, Class A12,
0.521%, 05/25/2037 (P)		290,574	177,684
Series 2007-16CB, Class 5A1,
6.250%, 08/25/2037		131,706	116,998
Series 2005-81, Class A1,
0.451%, 02/25/2037 (P)		2,891,005	2,247,684
Series 2006-OA1, Class 2A1,
0.383%, 03/20/2046 (P)		937,165	738,710
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-12, Class 11A1,
2.588%, 08/25/2034 (P)		40,707	35,669

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Countrywide Home Loan Mortgage Pass
Through Trust (continued)
Series 2004-22, Class A3,
2.407%, 11/25/2034 (P)		$138,396	$130,748
Series 2005-R2, Class 1AF1,
0.511%, 06/25/2035 (P)(S)		250,654	222,551
Series 2004-12, Class 12A1,
2.475%, 08/25/2034 (P)		348,133	301,079
Series 2004-25, Class 1A1,
0.501%, 02/25/2035 (P)		151,613	139,053
Series 2004-25, Class 2A1,
0.511%, 02/25/2035 (P)		186,386	167,425
Series 2005-HYB9, Class 5A1,
2.330%, 02/20/2036 (P)		405,762	345,715
Series 2005-HYB9, Class 3A2A,
2.313%, 02/20/2036 (P)		278,021	261,529
Credit Suisse First Boston
Mortgage Securities Corp.
Series 2003-AR18, Class 2A3,
2.243%, 07/25/2033 (P)		11,867	11,768
Series 2003-AR20, Class 2A1,
2.472%, 08/25/2033 (P)		96,140	94,863
Credit Suisse Mortgage Capital
Certificates, Series 2010-UD1, Class A
5.773%, 12/16/2049 (P)(S)		244,963	259,410
Creso S.R.L, Series 2, Class A
0.780%, 12/30/2060 (P)	EUR	3,117,110	3,485,310
Darrowby NO 2 PLC, Series 2012-1,
Class A
2.264%, 02/20/2044 (P)	GBP	1,153,435	1,813,439
Eurosail PLC, Series 2006-1X, Class A2C
0.717%, 06/10/2044 (P)		1,705,187	2,556,094
First Flexible PLC, Series 7, Class A
0.800%, 09/15/2033 (P)		198,405	302,027
First Horizon Mortgage Pass
Through Trust, Series 2005-AR3,
Class 2A1
2.610%, 08/25/2035 (P)		$78,379	71,675
First Republic Mortgage Loan Trust,
Series 2001-FRB1, Class A
0.522%, 11/15/2031 (P)		206,653	196,374
Fosse Master Issuer PLC, Series 2012-1A,
Class 2B2
2.663%, 10/18/2054 (P)(S)	GBP	2,900,000	4,513,741
GMACM Mortgage Corp. Loan Trust,
Series 2004-AR1, Class 22A
2.918%, 06/25/2034 (P)		$10,759	10,326
Great Hall Mortgages PLC
Series 2006-1, Class A2B,
0.232%, 06/18/2038 (P)	EUR	1,296,021	1,393,878
Series 2007-1, Class A2A,
0.689%, 03/18/2039 (P)	GBP	1,239,319	1,824,669
Series 2007-1, Class A2B,
0.212%, 03/18/2039 (P)	EUR	1,441,068	1,540,680
GreenPoint Mortgage Pass-Through
Certificates, Series 2003-1, Class A1
2.782%, 10/25/2033 (P)		$8,789	8,655
GS Mortgage Securities Corp. II,
Series 2012-GCJ9, Class XA IO
2.356%, 11/10/2045		3,395,330	394,812

The accompanying notes are an integral part of the financial statements.	63

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
GSR Mortgage Loan Trust, Series 2003-1,
Class A2
1.920%, 03/25/2033 (P)	$45,133	$44,302
HarborView Mortgage Loan Trust
Series 2003-1, Class A,
2.474%, 05/19/2033 (P)	111,053	110,070
Series 2005-4, Class 3A1,
2.612%, 07/19/2035 (P)	26,846	24,215
IndyMac Index Mortgage Loan Trust,
Series 2004-AR11, Class 2A
2.520%, 12/25/2034 (P)	49,178	45,209
JPMorgan Alternative Loan Trust,
Series 2006-A6, Class 2A1
5.500%, 11/25/2036 (P)	1,995	1,971
JPMorgan Mortgage Trust
Series 2003-A2, Class 3A1,
1.989%, 11/25/2033 (P)	65,877	64,924
Series 2006-A1, Class 3A2,
2.553%, 02/25/2036 (P)	650,329	564,906
Series 2007-A1, Class 5A6,
2.555%, 07/25/2035 (P)	213,929	205,814
Merrill Lynch Mortgage Investors Trust
Series 2003-A2, Class 1A1,
2.215%, 02/25/2033 (P)	77,446	73,977
Series 2005-2, Class 1A,
1.581%, 10/25/2035 (P)	363,541	352,760
Series 2005-A8, Class A3A2,
0.421%, 08/25/2036 (P)	61,852	58,910
Series 2003-C, Class A1,
0.931%, 06/25/2028 (P)	282,110	268,429
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-5,
Class A4
5.378%, 08/12/2048	890,797	942,936
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-8,
Class A3
5.886%, 08/12/2049 (P)	2,000,000	2,172,046
Morgan Stanley Capital I Trust,
Series 2006-HQ9, Class A4FL
0.319%, 07/12/2044 (P)	1,236,051	1,227,577
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.613%, 12/15/2030 (P)	287,421	273,613
NCUA Guaranteed Notes Trust
Series 2010-R1, Class 1A,
0.621%, 10/07/2020 (P)	2,037,868	2,049,924
Series 2010-R2, Class 2A,
0.641%, 11/05/2020 (P)	13,938,349	14,023,944
Puma Finance PTY, Ltd., Series 2006-G5,
Class A1
0.401%, 02/21/2038 (P)(S)	264,572	262,996
Residential Accredit Loans, Inc.
Series 2006-QO6, Class A1,
0.351%, 06/25/2046 (P)	1,502,880	676,039
Series 2007-QO2, Class A1,
0.321%, 02/25/2047 (P)	320,139	182,831
Series 2006-QO3, Class A1,
0.381%, 04/25/2046 (P)	924,390	463,221
Residential Asset Securitization Trust,
Series 2006-R1, Class A2
0.571%, 01/25/2046 (P)	359,329	187,952

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Residential Funding Mortgage
Securities Trust, Series 2005-SA4,
Class 1A21
2.989%, 09/25/2035 (P)		$117,437	$92,770
RMAC Securities PLC,
Series 2006-NS1X, Class A2A
0.709%, 06/12/2044 (P)	GBP	779,447	1,135,606
Sequoia Mortgage Trust, Series 5, Class A
0.873%, 10/19/2026 (P)		$84,478	82,979
Structured Adjustable Rate
Mortgage Loan Trust
Series 2004-1, Class 4A1,
2.547%, 02/25/2034 (P)		90,293	90,356
Series 2004-1, Class 4A2,
2.547%, 02/25/2034 (P)		496,614	494,361
Series 2004-12, Class 7A1,
2.590%, 09/25/2034 (P)		191,775	189,940
Series 2004-19, Class 2A1,
1.520%, 01/25/2035 (P)		497,259	397,332
Series 2004-4, Class 3A2,
2.466%, 04/25/2034 (P)		188,055	188,103
Structured Asset Mortgage
Investments, Inc., Series 2006-AR3,
Class 12A1
0.391%, 05/25/2036 (P)		1,223,146	911,574
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.598%, 10/28/2035 (P)(S)		124,414	119,435
Swan Trust, Series 2010-1, Class A
3.590%, 04/25/2041 (P)	AUD	756,222	597,712
Thornburg Mortgage Securities Trust
Series 2007-3, Class 2A1,
1.421%, 06/25/2047 (P)		$211,418	188,557
Series 2007-3, Class 3A1,
1.421%, 06/25/2047 (P)		397,292	355,387
Series 2007-3, Class 4A1,
5.921%, 06/25/2047 (P)		413,655	402,392
Torrens Trust, Series 2007-1, Class A
2.720%, 10/19/2038 (P)	AUD	395,723	308,013
WaMu Mortgage Pass-
Through Certificates
Series 2002-AR17, Class 1A,
1.320%, 11/25/2042 (P)		$180,541	168,414
Series 2003-AR5, Class A7,
2.443%, 06/25/2033 (P)		51,271	51,835
Series 2005-AR13, Class A1A1,
0.461%, 10/25/2045 (P)		104,076	95,390
Series 2005-AR2, Class 2A1A,
0.481%, 01/25/2045 (P)		163,346	151,315
Series 2006-AR13, Class 2A,
2.186%, 10/25/2046 (P)		1,827,475	1,663,673
Series 2006-AR17, Class 1A1A,
0.924%, 12/25/2046 (P)		289,388	270,657
Series 2006-AR3, Class A1A,
1.120%, 02/25/2046 (P)		621,036	585,059
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-AR5, Class 3A
1.060%, 07/25/2046 (P)		222,720	128,702

The accompanying notes are an integral part of the financial statements.	64

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Mortgage Backed
Securities Trust, Series 2004-S,
Class A1
2.618%, 09/25/2034 (P)		$99,400	$101,181
			67,459,640
U.S. Government Agency - 0.3%
Federal Home Loan Mortgage Corp.,
Series T-63, Class 1A1
1.314%, 02/25/2045 (P)		153,562	156,543
Federal National Mortgage Association
Series 2003-W6, Class F,
0.521%, 09/25/2042 (P)		278,914	277,026
Series 2004-W2, Class 5AF,
0.521%, 03/25/2044 (P)		160,193	159,895
Series 2005-120, Class NF,
0.271%, 01/25/2021 (P)		12,446	12,441
Series 2006-15, Class FC,
0.301%, 03/25/2036 (P)		178,239	171,566
Series 2006-16, Class FC,
0.471%, 03/25/2036 (P)		652,307	654,163
Series 2006-5, Class 3A2,
2.193%, 05/25/2035 (P)		263,688	273,391
			1,705,025
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $73,388,678)			$69,164,665

ASSET BACKED SECURITIES - 1.2%
Access Group, Inc., Series 2008-1,
Class A
1.556%, 10/27/2025 (P)		1,192,343	1,195,496
Highlander Euro CDO III BV,
Series 2007-3X, Class A
0.280%, 05/01/2023 (P)	EUR	1,000,731	1,103,070
Jubilee CDO VI BV, Series VI-X,
Class A1B
0.487%, 09/20/2022 (P)		1,000,000	1,100,416
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.731%, 10/25/2034 (P)		$134,514	125,059
Magi Funding PLC, Series 2010-1A,
Class A
0.429%, 04/11/2021 (P)(S)	EUR	282,483	314,823
Mercator CLO II PLC, Series X, Class A1
0.283%, 02/18/2024 (P)		393,741	436,150
Neuberger Berman CLO XII, Ltd.,
Series 2012-12AR, Class A2R
1.406%, 07/25/2023 (P)(S)		$1,400,000	1,399,716
Penta CLO SA, Series 2007-1X, Class A1
0.398%, 06/04/2024 (P)	EUR	627,630	696,619
Race Point III CLO, Ltd., Series 2006-3,
Class A
0.513%, 04/15/2020 (P)(S)		$100,318	99,935
SACO I Trust, Series 2005-10, Class 1A
0.691%, 06/25/2036 (P)		129,951	189,163
SLM Student Loan Trust, Series 2003-6,
Class A4
0.440%, 12/17/2018 (P)		46,929	46,921
TOTAL ASSET BACKED SECURITIES (Cost $7,103,705)			$6,707,368

Global Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
COMMON STOCKS - 0.0%
United States - 0.0%
Rescap Liquidating Trust (I)		3,662	52,220
TOTAL COMMON STOCKS (Cost $18,859)			$52,220

PREFERRED SECURITIES - 0.0%
United States - 0.0%
Navient Corp., 2.806%		6,200	$148,552
TOTAL PREFERRED SECURITIES (Cost $69,750)			$148,552

ESCROW SHARES - 0.2%
United States - 0.2%
Lehman Brothers Holdings, Inc.
5.625%, 01/24/2049 (I)		3,600,000	535,500
6.875%, 05/02/2018 (I)		4,200,000	635,250
TOTAL ESCROW SHARES (Cost $0)			$1,170,750

PURCHASED OPTIONS - 0.0%
Call options - 0.0%
Over the Counter on the USD vs. JPY
(Expiration Date: 04/30/2015; Strike
Price: $122.00; Counterparty: Barclays
Bank PLC) (I)		6,700,000	48,682
Over the Counter on the USD vs. JPY
(Expiration Date: 04/30/2015; Strike
Price: $122.00; Counterparty: HSBC
Bank USA) (I)		4,600,000	33,424
			82,106
Put options - 0.0%
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Bank of America NA) (I)		5,000,000	26,644
Over the Counter on 30 Year Interest Rate
Swap. Receive a fixed rate of 3.450%
and pay a floating rate based on 3-
month LIBOR (Expiration Date:
09/21/2015; Strike Rate: 3.450%;
Counterparty: Citibank NA) (I)		3,100,000	16,519
			43,163
TOTAL PURCHASED OPTIONS (Cost $735,702)			$125,269

CERTIFICATE OF DEPOSIT - 1.4%
Credit Suisse New York
0.614%, 01/28/2016		$4,600,000	$4,600,920
Intesa Sanpaolo SpA
1.632%, 04/11/2016 (P)		3,200,000	3,204,784
TOTAL CERTIFICATE OF DEPOSIT (Cost $7,800,000)			$7,805,704

SHORT-TERM INVESTMENTS - 6.6%
Foreign government - 3.0%
Government of Mexico
2.952%, 05/28/2015*	MXN	264,600,000	17,592,909
			17,592,909
U.S. Government - 0.1%
U.S. Treasury Bill
0.016%, 06/04/2015 (D)*		$371,000	370,971

The accompanying notes are an integral part of the financial statements.	65

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Global Bond Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency - 0.2%
Federal Home Loan Bank Discount Notes
0.060%, 04/29/2015 *	$100,000	$99,990
0.070%, 05/22/2015 *	900,000	899,857
		999,847
Repurchase agreement - 3.3%
Repurchase Agreement with HSBC Bank
dated 02/27/2015 at 0.120% to be
repurchased at $19,600,196 on
03/02/2015, collateralized by
$20,118,600 U.S Treasury Notes,
0.625% due 08/31/2017 (valued at
$20,072,327, including interest)
0.130%, 03/03/2015	19,600,000	19,600,000
		19,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $38,965,571)		$38,563,727
Total Investments (Global Bond Fund)
(Cost $619,637,544) - 102.4%		$595,821,209
Other assets and liabilities, net - (2.4%)		(14,108,565)
TOTAL NET ASSETS - 100.0%		$581,712,644
SALE COMMITMENTS OUTSTANDING - (17.0)%
United States - (17.0)%
Federal National Mortgage Association
3.500%, TBA (C)	(10,200,000)	(10,660,195)
3.500%, TBA (C)	(2,000,000)	(2,095,937)
4.000%, TBA (C)	(27,300,000)	(29,121,421)
4.500%, TBA (C)	(16,000,000)	(17,366,539)
4.500%, TBA (C)	(36,700,000)	(39,883,241)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(98,786,407))		$(99,127,333)

Global Real Estate Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 99.8%
Australia - 6.0%
Dexus Property Group	17,032	$104,881
Federation Centres	478,559	1,112,525
Goodman Group	590,382	2,874,209
Investa Office Fund	78,813	247,175
Mirvac Group	830,190	1,346,991
Novion Property Group	576,538	1,109,525
Scentre Group	894,984	2,696,156
Stockland	731,117	2,676,088
The GPT Group	504,107	1,849,867
Westfield Corp. (I)	647,840	4,961,308
		18,978,725
Canada - 1.4%
Allied Properties Real Estate Investment Trust	40,765	1,323,615
Calloway Real Estate Investment Trust	53,193	1,294,401
Chartwell Retirement Residences	161,886	1,657,580
		4,275,596
China - 0.2%
China Vanke Company, Ltd. (I)(L)	290,590	668,085

Global Real Estate Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Finland - 0.6%
Citycon OYJ	505,000	$1,787,622
France - 4.3%
Gecina SA	20,500	2,691,016
ICADE	9,000	805,918
Klepierre	118,000	5,762,325
Societe Fonciere Lyonnaise SA	8,500	408,371
Unibail-Rodamco SE	13,750	3,955,768
		13,623,398
Germany - 2.3%
Deutsche Annington Immobilien SE (I)	105,000	4,049,529
Deutsche Wohnen AG	94,306	2,597,383
TLG Immobilien AG (I)	46,000	756,845
		7,403,757
Hong Kong - 7.1%
China Overseas Land & Investment, Ltd.	80,000	243,470
China Resources Land, Ltd.	126,000	334,600
Hang Lung Properties, Ltd.	572,000	1,618,395
Hong Kong Land Holdings, Ltd.	393,700	2,973,814
Hysan Development Company, Ltd.	21,000	100,717
Kerry Properties, Ltd.	251,000	836,241
New World Development Company, Ltd.	2,280,466	2,676,302
Sino Land Company, Ltd. (L)	890,000	1,453,863
Sun Hung Kai Properties, Ltd.	342,173	5,348,477
Swire Properties, Ltd.	360,200	1,190,723
The Link REIT	453,500	2,891,666
The Wharf Holdings, Ltd.	390,900	2,849,771
		22,518,039
Ireland - 0.3%
Hibernia REIT PLC	700,000	939,163
Italy - 0.2%
Beni Stabili SpA SIIQ	740,000	605,438
Japan - 11.6%
Activia Properties, Inc.	49	435,424
Aeon Mall Company, Ltd.	81,900	1,589,728
Global One Real Estate Investment Corp.	261	1,070,452
Invesco Office J-REIT, Inc.	1,059	1,040,950
Japan Real Estate Investment Corp.	442	2,208,352
Japan Retail Fund Investment Corp.	790	1,697,782
Kenedix Retail REIT Corp. (I)	329	752,471
Mitsubishi Estate Company, Ltd.	388,000	9,065,642
Mitsui Fudosan Company, Ltd.	175,000	4,808,928
Mori Hills REIT Investment Corp.	284	403,438
Nippon Accommodations Fund, Inc.	92	352,991
Nippon Building Fund, Inc.	599	3,012,663
Nomura Real Estate Office Fund, Inc.	348	1,734,420
NTT Urban Development Corp.	145,400	1,494,204
Premier Investment Corp.	296	1,647,592
Sekisui House REIT, Inc. (I)	620	698,132
Sumitomo Realty &
Development Company, Ltd.	31,000	1,068,096
Tokyo Tatemono Company, Ltd.	385,000	2,859,728
Top REIT, Inc.	173	740,654
		36,681,647
Jersey, Channel Islands - 0.4%
LXB Retail Properties PLC (I)(L)	620,000	1,302,596
Malta - 0.0%
BGP Holdings PLC (I)	4,606,148	5
Norway - 0.1%
Norwegian Property ASA (I)	203,721	283,406

The accompanying notes are an integral part of the financial statements.	66

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Global Real Estate Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Singapore - 3.3%
Ascendas Real Estate Investment Trust	898,000	$1,628,351
CapitaCommercial Trust	753,700	975,173
CapitaLand, Ltd.	1,104,400	2,907,629
CapitaMall Trust	251,300	389,197
City Developments, Ltd.	96,000	719,849
Fortune Real Estate Investment Trust	77,000	87,221
Global Logistic Properties, Ltd.	1,032,600	1,961,041
Mapletree Industrial Trust	733,000	830,586
Suntec Real Estate Investment Trust	228,500	327,159
UOL Group, Ltd.	69,700	400,998
Wing Tai Holdings, Ltd.	101,300	132,452
		10,359,656
Spain - 0.4%
Lar Espana Real Estate Socim SA (I)	110,000	1,266,849
Sweden - 1.1%
Fabege AB	90,007	1,366,644
Hufvudstaden AB, A Shares	65,000	952,936
Kungsleden AB	139,425	1,145,988
		3,465,568
Switzerland - 0.6%
PSP Swiss Property AG (I)	17,000	1,764,746
United Kingdom - 6.3%
Camper & Nicholsons
Marina Investments, Ltd. (I)	1,200,000	143,578
Capital & Counties Properties PLC	223,500	1,393,358
Great Portland Estates PLC	255,000	3,150,236
Hammerson PLC	315,000	3,281,578
Land Securities Group PLC	162,500	3,144,745
NewRiver Retail, Ltd.	153,000	721,019
Quintain Estates & Development PLC (I)	440,000	650,941
St. Modwen Properties PLC	150,000	1,122,138
The British Land Company PLC	371,500	4,742,978
The Unite Group PLC	165,000	1,400,427
		19,750,998
United States - 53.6%
Alexandria Real Estate Equities, Inc.	48,606	4,661,801
American Campus Communities, Inc.	68,440	2,824,519
American Realty Capital Properties, Inc.	396,036	3,885,113
American Residential Properties, Inc. (I)	56,960	987,686
Associated Estates Realty Corp.	54,678	1,309,538
Boston Properties, Inc.	50,794	6,979,604
Brandywine Realty Trust	107,870	1,709,740
Camden Property Trust	33,109	2,410,004
CBL & Associates Properties, Inc.	42,750	855,855
Corporate Office Properties Trust	98,904	2,907,778
CubeSmart	87,280	2,024,896
DDR Corp.	151,625	2,871,778
DiamondRock Hospitality Company	158,818	2,299,685
Douglas Emmett, Inc.	32,205	929,758
Duke Realty Corp.	30,241	645,948
DuPont Fabros Technology, Inc.	70,442	2,205,539
Equity Residential	114,545	8,823,401
Essex Property Trust, Inc.	32,197	7,161,579
Extra Space Storage, Inc.	88,684	5,833,634
Federal Realty Investment Trust	38,554	5,475,825
General Growth Properties, Inc.	238,973	6,932,607
Health Care REIT, Inc.	91,466	7,052,943
Healthcare Realty Trust, Inc.	61,058	1,742,595
Healthcare Trust of America, Inc., Class A	31,661	878,593
Hospitality Properties Trust	4,284	131,990
Host Hotels & Resorts, Inc.	132,532	2,783,172

Global Real Estate Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Hudson Pacific Properties, Inc.	69,761	$2,229,562
Kimco Realty Corp.	199,006	5,229,878
Lexington Realty Trust	207,160	2,243,543
Liberty Property Trust	47,653	1,773,645
LTC Properties, Inc.	35,044	1,564,014
National Retail Properties, Inc.	21,518	865,884
Paramount Group, Inc.	145,197	2,664,365
Pebblebrook Hotel Trust	28,865	1,402,262
Pennsylvania Real Estate Investment Trust	33,259	757,640
Prologis, Inc.	225,239	9,619,958
Public Storage	13,548	2,671,937
PulteGroup, Inc.	55,893	1,260,946
Retail Properties of America, Inc., Class A	102,187	1,617,620
RLJ Lodging Trust	52,808	1,679,822
Simon Property Group, Inc.	77,075	14,671,997
SL Green Realty Corp.	32,873	4,172,570
Sovran Self Storage, Inc.	1,247	114,749
Spirit Realty Capital, Inc.	298,724	3,659,369
Strategic Hotels & Resorts, Inc. (I)	164,214	2,154,488
Sunstone Hotel Investors, Inc.	98,985	1,727,288
The Macerich Company	51,786	4,331,899
UDR, Inc.	99,006	3,162,252
Ventas, Inc.	155,962	11,614,490
Vornado Realty Trust	12,265	1,349,641
		168,865,400
TOTAL COMMON STOCKS (Cost $242,746,791)		$314,540,694

WARRANTS - 0.0%
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	36,764	109,024
TOTAL WARRANTS (Cost $0)		$109,024

SECURITIES LENDING COLLATERAL - 0.4%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	118,817	1,188,788
TOTAL SECURITIES LENDING
COLLATERAL (Cost $1,188,800)		$1,188,788
Total Investments (Global Real Estate Fund)
(Cost $243,935,591) - 100.2%		$315,838,506
Other assets and liabilities, net - (0.2%)		(758,171)
TOTAL NET ASSETS - 100.0%		$315,080,335

Health Sciences Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 98.0%
Consumer staples - 2.2%
Food and staples retailing - 2.2%
CP ALL PCL	256,500	$317,352
CVS Health Corp.	15,600	1,620,372
Diplomat Pharmacy, Inc. (I)	1,700	51,000
Diplomat Pharmacy, Inc. (I)	59,500	1,754,102
Rite Aid Corp. (I)	757,100	6,041,657
		9,784,483
		9,784,483

The accompanying notes are an integral part of the financial statements.	67

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care - 92.0%
Biotechnology - 34.9%
Abcam PLC	107,834	$786,609
ACADIA Pharmaceuticals, Inc. (I)	77,900	2,957,863
Acceleron Pharma, Inc. (I)	32,517	1,321,166
Acorda Therapeutics, Inc. (I)	5,800	196,272
Advaxis, Inc. (I)	62,005	558,045
Agios Pharmaceuticals, Inc. (I)	1,500	160,920
Alexion Pharmaceuticals, Inc. (I)	94,700	17,081,039
Alkermes PLC (I)	106,800	7,502,700
Array BioPharma, Inc. (I)	194,200	1,545,832
Avalanche Biotechnologies, Inc. (I)	18,616	673,527
Bellicum Pharmaceuticals, Inc. (I)	1,600	37,152
Bellicum Pharmaceuticals, Inc. (I)	40,285	893,317
Biogen, Inc. (I)	27,000	11,058,930
BioMarin Pharmaceutical, Inc. (I)	54,900	5,878,143
Bluebird Bio, Inc. (I)	25,400	2,421,128
Calithera Biosciences, Inc. (I)	1,800	27,396
Calithera Biosciences, Inc. (I)	19,261	288,925
Celgene Corp. (I)	38,800	4,715,364
Celladon Corp. (I)	28,000	508,200
Chimerix, Inc. (I)	36,500	1,477,520
Clovis Oncology, Inc. (I)	32,069	2,451,996
Dyax Corp. (I)	50,431	762,012
Exelixis, Inc. (I)	208,500	610,905
FibroGen, Inc. (I)	17,600	560,032
Five Prime Therapeutics, Inc. (I)	16,400	422,136
Gilead Sciences, Inc. (I)	176,600	18,283,398
Immune Design Corp. (I)	9,700	213,788
Incyte Corp. (I)	121,900	10,465,115
Infinity Pharmaceuticals, Inc. (I)	6,300	95,760
Insmed, Inc. (I)	41,000	760,140
Intercept Pharmaceuticals, Inc. (I)	3,900	863,343
Intrexon Corp. (I)	5,000	205,300
Ironwood Pharmaceuticals, Inc. (I)	11,000	169,950
Isis Pharmaceuticals, Inc. (I)	1,000	68,560
Medivation, Inc. (I)	200	23,506
Momenta Pharmaceuticals, Inc. (I)	49,000	668,850
Neurocrine Biosciences, Inc. (I)	145,900	5,697,395
Novavax, Inc. (I)	194,200	1,776,930
Ophthotech Corp. (I)	14,900	800,652
Orexigen Therapeutics, Inc. (I)	172,800	974,592
Otonomy, Inc. (I)	1,500	55,620
Pharmacyclics, Inc. (I)	71,100	15,352,623
Portola Pharmaceuticals, Inc. (I)	6,200	236,096
Prothena Corp. PLC (I)	53,887	1,432,316
Puma Biotechnology, Inc. (I)	43,156	9,192,660
Receptos, Inc. (I)	8,900	1,127,096
Regeneron Pharmaceuticals, Inc. (I)	16,575	6,859,398
Spark Therapeutics, Inc. (I)	1,800	103,662
Spark Therapeutics, Inc. (I)	19,167	1,033,779
Sunesis Pharmaceuticals, Inc. (I)	85,200	189,144
Synageva BioPharma Corp. (I)	14,700	1,451,331
TESARO, Inc. (I)	47,317	2,523,416
Ultragenyx Pharmaceutical, Inc. (I)	14,058	762,928
United Therapeutics Corp. (I)	17,006	2,636,780
Vanda Pharmaceuticals, Inc. (I)	77,488	833,771
Versartis, Inc. (I)	12,900	255,549
Vertex Pharmaceuticals, Inc. (I)	68,300	8,157,069
Vital Therapies, Inc. (I)	8,100	179,415
Xencor, Inc. (I)	11,000	171,600
		158,518,661

Health Sciences Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies - 10.1%
Align Technology, Inc. (I)	15,400	$883,190
Becton, Dickinson and Company	72,300	10,607,856
DENTSPLY International, Inc.	23,500	1,245,735
DexCom, Inc. (I)	16,100	977,914
Entellus Medical, Inc. (I)	2,400	52,200
EnteroMedics, Inc. (I)	58,700	62,222
GenMark Diagnostics, Inc. (I)	29,800	378,758
GN Store Nord A/S	78,387	1,822,957
IDEXX Laboratories, Inc. (I)	15,300	2,399,499
Intuitive Surgical, Inc. (I)	12,200	6,100,000
Medtronic PLC	92,278	7,159,850
Nevro Corp. (I)	100	4,183
Oxford Immunotec Global PLC (I)	23,300	327,831
Sirona Dental Systems, Inc. (I)	51,800	4,704,476
Teleflex, Inc.	7,600	924,844
The Cooper Companies, Inc.	21,100	3,459,767
Thoratec Corp. (I)	55,571	2,262,851
Tornier NV (I)	58,200	1,422,408
West Pharmaceutical Services, Inc.	10,500	574,560
Wright Medical Group, Inc. (I)	14,600	359,598
		45,730,699
Health care providers and services - 21.9%
Acadia Healthcare Company, Inc. (I)	14,000	885,220
Adeptus Health, Inc., Class A (I)	4,200	186,270
Aetna, Inc.	140,300	13,966,865
Air Methods Corp. (I)	30,287	1,604,908
Anthem, Inc.	43,500	6,370,575
Cardinal Health, Inc.	5,900	519,141
Centene Corp. (I)	10,600	651,476
Cigna Corp.	33,600	4,086,768
Community Health Systems, Inc. (I)	17,300	839,396
DaVita HealthCare Partners, Inc. (I)	99,000	7,385,400
Envision Healthcare Holdings, Inc. (I)	14,300	523,666
Fagron	11,023	407,375
Fresenius SE & Company KGaA	25,263	1,447,669
HCA Holdings, Inc. (I)	107,600	7,697,704
Henry Schein, Inc. (I)	20,300	2,843,015
Humana, Inc.	61,000	10,027,180
McKesson Corp.	66,300	15,162,810
Mediclinic International, Ltd.	57,025	602,075
MEDNAX, Inc. (I)	25,000	1,786,750
Odontoprev SA	83,800	309,008
Team Health Holdings, Inc. (I)	21,300	1,262,451
UnitedHealth Group, Inc.	118,400	13,453,792
Universal Health Services, Inc., Class B	40,700	4,613,345
WellCare Health Plans, Inc. (I)	34,700	3,151,107
		99,783,966
Health care technology - 0.7%
athenahealth, Inc. (I)	16,100	2,045,827
Castlight Health, Inc., B Shares (I)	53,868	392,698
HMS Holdings Corp. (I)	500	8,770
Inovalon Holdings, Inc., Class A (I)	6,700	208,102
Veeva Systems, Inc., Class A (I)	18,600	574,182
		3,229,579
Life sciences tools and services - 2.3%
Agilent Technologies, Inc.	148,034	6,248,515
Bruker Corp. (I)	48,300	919,149
Illumina, Inc. (I)	4,100	801,386
Mettler-Toledo International, Inc. (I)	4,000	1,256,680
Thermo Fisher Scientific, Inc.	10,800	1,404,000
		10,629,730

The accompanying notes are an integral part of the financial statements.	68

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Health Sciences Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals - 22.1%
AbbVie, Inc.	101,400	$6,134,700
Achaogen, Inc. (I)	18,900	211,113
Actavis PLC (I)	55,275	16,104,924
Allergan, Inc.	85,400	19,875,996
Aspen Pharmacare Holdings, Ltd. (I)	53,808	1,908,415
Astellas Pharma, Inc.	67,000	1,065,826
Bristol-Myers Squibb Company	31,900	1,943,348
Catalent, Inc. (I)	30,200	844,694
China Medical System Holdings, Ltd.	682,100	1,125,500
Eisai Company, Ltd.	37,600	1,963,520
Eli Lilly & Company	105,900	7,431,003
Flamel Technologies SA (I)	31,300	489,845
Horizon Pharma, Inc. (I)	22,000	451,660
Jazz Pharmaceuticals PLC (I)	7,600	1,292,684
Mallinckrodt PLC (I)	10,983	1,281,936
Merck & Company, Inc.	30,700	1,797,178
Natco Pharma, Ltd.	5,671	124,117
Novartis AG	8,897	909,933
Novartis AG, ADR	8,600	880,640
Pacira Pharmaceuticals, Inc. (I)	36,000	4,131,720
Relypsa, Inc. (I)	22,600	876,880
Shire PLC, ADR	9,400	2,273,954
Supernus Pharmaceuticals, Inc. (I)	35,100	315,549
Takeda Pharmaceutical Company, Ltd.	32,200	1,649,182
Teva Pharmaceutical Industries, Ltd., ADR	109,400	6,237,988
The Medicines Company (I)	43,600	1,254,154
TherapeuticsMD, Inc. (I)	77,400	392,418
Theravance Biopharma, Inc. (I)	5,600	121,688
Valeant Pharmaceuticals International, Inc. (I)	78,300	15,462,684
Zeneca, Inc. (I)	33,315	59,967
Zoetis, Inc.	26,400	1,216,776
ZS Pharma, Inc. (I)	16,100	796,467
		100,626,459
		418,519,094
Industrials - 2.6%
Industrial conglomerates - 2.0%
Danaher Corp.	105,900	9,242,952
Professional services - 0.6%
The Advisory Board Company (I)	40,030	2,166,424
TriNet Group, Inc. (I)	14,900	541,466
		2,707,890
		11,950,842
Information technology - 1.2%
Electronic equipment, instruments and components - 1.2%
FEI Company	31,200	2,464,488
Keysight Technologies, Inc. (I)	73,717	2,767,336
		5,231,824
		5,231,824
TOTAL COMMON STOCKS (Cost $268,706,858)		$445,486,243

PREFERRED SECURITIES - 0.5%
Health care - 0.4%
Actavis PLC	1,546	1,586,196
Seres Health, Inc. (I)(R)	18,389	264,802
		1,850,998
Information technology - 0.1%
Doximity, Inc. (I)(R)	63,738	307,268
TOTAL PREFERRED SECURITIES (Cost $2,076,937)		$2,158,266

Health Sciences Fund (continued)

	Shares or Principal Amount	Value
RIGHTS - 0.0%
Wright Medical Group, Inc. (Expiration
Date: 01/02/2024) (I)(N)	10,400	43,784
TOTAL RIGHTS (Cost $26,000)		$43,784

SHORT-TERM INVESTMENTS - 3.0%
Money market funds - 3.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	2,000,000	2,000,000
T. Rowe Price Prime Reserve Investment
Fund, 0.0586% (Y)	11,761,721	11,761,721
TOTAL SHORT-TERM INVESTMENTS (Cost $13,761,721)		$13,761,721
Total Investments (Health Sciences Fund)
(Cost $284,571,516) - 101.5%		$461,450,014
Other assets and liabilities, net - (1.5%)		(6,773,705)
TOTAL NET ASSETS - 100.0%		$454,676,309

High Yield Fund

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS - 0.4%
Brazil - 0.2%
Federative Republic of Brazil
10.000%, 01/01/2017	BRL	3,894,000	$1,334,749
Mexico - 0.2%
Government of Mexico
6.500%, 06/09/2022	MXN	17,886,000	1,269,778
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $3,272,307)			$2,604,527

CORPORATE BONDS - 90.2%
Consumer discretionary - 17.0%
24 Hour Holdings III LLC
8.000%, 06/01/2022 (S)		$1,420,000	1,217,650
Altice Financing SA
5.250%, 02/15/2023 (S)	EUR	250,000	298,996
6.625%, 02/15/2023 (S)		$4,280,000	4,456,551
Altice Finco SA
7.625%, 02/15/2025 (S)		1,070,000	1,110,671
Bossier Casino Venture Holdco, Inc.
11.000%, 02/09/2018		593,728	559,842
Bossier Casino Venture Holdco, Inc., PIK
14.000%, 02/09/2018 (S)		3,191,644	2,981,374
Caesars Entertainment Resort
Properties LLC
8.000%, 10/01/2020 (S)		1,590,000	1,601,925
Caesars Entertainment Resort
Properties LLC
11.000%, 10/01/2021 (S)		4,250,000	3,771,875
Carrols Restaurant Group, Inc.
11.250%, 05/15/2018		2,000,000	2,140,000
CCO Holdings LLC
8.125%, 04/30/2020		1,700,000	1,782,875
CCOH Safari LLC
5.500%, 12/01/2022		1,090,000	1,126,788
5.750%, 12/01/2024		1,780,000	1,842,300
Chinos Intermediate Holdings A, Inc., PIK
7.750%, 05/01/2019 (S)		550,000	489,500

The accompanying notes are an integral part of the financial statements.	69

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Choctaw Resort Development Enterprise
7.250%, 11/15/2019 (S)		$655,000	$648,450
CST Brands, Inc.
5.000%, 05/01/2023		880,000	908,600
CTP Transportation Products LLC
8.250%, 12/15/2019 (S)		1,690,000	1,766,050
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		1,800,000	1,566,000
Edcon, Ltd.
9.500%, 03/01/2018 (S)		1,970,000	1,583,585
Empire Today LLC
11.375%, 02/01/2017 (S)		1,550,000	1,271,000
Enterprise Inns PLC
6.500%, 12/06/2018	GBP	660,000	1,085,682
Family Tree Escrow LLC
5.750%, 03/01/2023 (S)		$2,400,000	2,526,000
FCA US LLC
8.250%, 06/15/2021		330,000	368,363
Fontainebleau Las Vegas Holdings LLC
10.250%, 06/15/2015 (H)(S)		3,000,000	11,250
GameStop Corp.
5.500%, 10/01/2019 (S)		1,850,000	1,910,125
Gibson Brands, Inc.
8.875%, 08/01/2018 (S)		1,900,000	1,866,750
Greektown Holdings LLC
8.875%, 03/15/2019 (S)		1,740,000	1,857,450
Guitar Center, Inc.
9.625%, 04/15/2020 (S)		6,240,000	4,056,000
iHeartCommunications, Inc.
10.000%, 01/15/2018		3,060,000	2,719,575
Interactive Data Corp.
5.875%, 04/15/2019 (S)		830,000	831,038
Landry’s Holdings II, Inc.
10.250%, 01/01/2018 (S)		2,500,000	2,609,375
Landry’s, Inc.
9.375%, 05/01/2020 (S)		2,500,000	2,696,875
LKQ Corp.
4.750%, 05/15/2023		3,500,000	3,447,500
Marstons Issuer PLC (5.641% to
07/15/2019, then 3 month
LIBOR + 2.550%)
07/15/2035	GBP	380,000	554,690
MCE Finance, Ltd.
5.000%, 02/15/2021 (S)		$2,000,000	1,930,000
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		2,000,000	2,105,000
Medianews Group, Inc.
12.000%, 12/31/2018		1,800,000	1,708,905
MGM Resorts International
6.625%, 12/15/2021		1,330,000	1,443,050
Modular Space Corp.
10.250%, 01/31/2019 (S)		2,190,000	1,642,500
Monitronics International, Inc.
9.125%, 04/01/2020		3,213,000	3,164,805
Murphy Oil USA, Inc.
6.000%, 08/15/2023		1,790,000	1,908,588
Nathan’s Famous, Inc.
10.000%, 03/15/2020 (S)		530,000	530,000
NCL Corp., Ltd.
5.250%, 11/15/2019 (S)		500,000	513,750
Neiman Marcus Group, Ltd., LLC, PIK
8.750%, 10/15/2021 (S)		1,500,000	1,576,875

High Yield Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
New Cotai LLC, PIK
10.625%, 05/01/2019 (S)		$5,171,059	$5,171,059
New Red Finance, Inc.
6.000%, 04/01/2022 (S)		500,000	520,000
Polish Television Holding BV, PIK
11.000%, 01/15/2021 (S)	EUR	580,000	783,727
Schaeffler Holding Finance BV, PIK
6.750%, 11/15/2022 (S)		$2,280,000	2,496,600
6.875%, 08/15/2018 (S)	EUR	1,720,000	2,025,816
Service Corp. International
7.500%, 04/01/2027		$1,300,000	1,514,500
Speedway Motorsports, Inc.
5.125%, 02/01/2023 (S)		1,520,000	1,561,800
Spencer Spirit Holdings, Inc., PIK
9.000%, 05/01/2018 (S)		3,845,000	3,917,094
Standard Pacific Corp.
5.875%, 11/15/2024		910,000	928,200
6.250%, 12/15/2021		1,050,000	1,102,500
Studio City Finance, Ltd.
8.500%, 12/01/2020 (S)		650,000	674,375
Taylor Morrison Communities, Inc.
5.250%, 04/15/2021 (S)		970,000	950,600
7.750%, 04/15/2020 (S)		662,000	701,720
The William Carter Company
5.250%, 08/15/2021		1,450,000	1,518,513
Toll Brothers Finance Corp.
6.750%, 11/01/2019		480,000	547,200
TVN Finance Corp. III AB
7.375%, 12/15/2020 (S)	EUR	1,233,000	1,545,364
Virgin Media Finance PLC
5.750%, 01/15/2025 (S)		$410,000	435,113
6.000%, 10/15/2024 (S)		2,160,000	2,322,000
6.375%, 04/15/2023 (S)		2,040,000	2,203,200
Virgin Media Secured Finance PLC
5.500%, 01/15/2025 (S)		1,000,000	1,057,500
William Lyon Homes, Inc.
8.500%, 11/15/2020		2,840,000	3,067,200
WMG Acquisition Corp.
6.750%, 04/15/2022 (S)		1,640,000	1,558,000
Woodside Homes Company LLC
6.750%, 12/15/2021 (S)		4,090,000	3,967,300
Ziggo Bond Finance BV
5.875%, 01/15/2025 (S)		700,000	732,375
			115,489,934
Consumer staples - 5.6%
Alliance One International, Inc.
9.875%, 07/15/2021		1,750,000	1,474,375
Beverages & More, Inc.
10.000%, 11/15/2018 (S)		3,390,000	3,186,600
Carolina Beverage Group LLC
10.625%, 08/01/2018 (S)		1,990,000	1,970,100
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)		3,560,000	3,786,950
Constellation Brands, Inc.
4.250%, 05/01/2023		1,012,000	1,049,950
4.750%, 11/15/2024		3,090,000	3,306,300
Cott Beverages, Inc.
6.750%, 01/01/2020 (S)		1,390,000	1,390,000
Dole Food Company, Inc.
7.250%, 05/01/2019 (S)		1,800,000	1,827,000
DS Services of America, Inc.
10.000%, 09/01/2021 (S)		2,400,000	2,802,000

The accompanying notes are an integral part of the financial statements.	70

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Hearthside Group Holdings LLC
6.500%, 05/01/2022 (S)	$1,240,000	$1,243,100
Lantheus Medical Imaging, Inc.
9.750%, 05/15/2017	5,490,000	5,366,475
Pactiv LLC
7.950%, 12/15/2025	3,400,000	3,451,000
8.375%, 04/15/2027	1,170,000	1,210,950
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	3,220,000	3,220,000
Spectrum Brands, Inc.
6.125%, 12/15/2024 (S)	1,220,000	1,311,500
Wells Enterprises, Inc.
6.750%, 02/01/2020 (S)	1,115,000	1,137,300
		37,733,600
Energy - 15.6%
Antero Resources Corp.
5.125%, 12/01/2022	2,350,000	2,314,750
Approach Resources, Inc.
7.000%, 06/15/2021	580,000	529,250
Arch Coal, Inc.
7.000%, 06/15/2019	2,240,000	672,000
9.875%, 06/15/2019	2,370,000	853,200
Berry Petroleum Company LLC
6.375%, 09/15/2022	1,300,000	1,033,500
6.750%, 11/01/2020	1,000,000	845,000
California Resources Corp.
6.000%, 11/15/2024 (S)	2,580,000	2,294,588
Calumet Specialty Products Partners LP
6.500%, 04/15/2021 (S)	1,500,000	1,485,000
7.625%, 01/15/2022	1,000,000	1,020,000
Carrizo Oil & Gas, Inc.
7.500%, 09/15/2020	1,120,000	1,143,800
CGG SA
6.500%, 06/01/2021	3,850,000	3,147,375
Chesapeake Energy Corp.
4.875%, 04/15/2022	1,000,000	987,500
6.125%, 02/15/2021	2,000,000	2,125,000
6.625%, 08/15/2020	1,080,000	1,174,500
Cloud Peak Energy Resources LLC
6.375%, 03/15/2024	1,793,000	1,645,078
Comstock Resources, Inc.
9.500%, 06/15/2020	2,050,000	1,271,000
Crestwood Midstream Partners LP
6.125%, 03/01/2022	2,390,000	2,401,950
CrownRock LP
7.750%, 02/15/2023 (S)	1,550,000	1,600,375
EXCO Resources, Inc.
7.500%, 09/15/2018	2,000,000	1,520,000
Foresight Energy LLC
7.875%, 08/15/2021 (S)	1,605,000	1,605,000
FTS International, Inc.
6.250%, 05/01/2022 (S)	2,370,000	1,860,450
Gulfport Energy Corp.
7.750%, 11/01/2020 (S)	810,000	834,300
Halcon Resources Corp.
8.875%, 05/15/2021 (L)	4,200,000	3,192,000
9.750%, 07/15/2020 (L)	2,070,000	1,588,725
Hercules Offshore, Inc.
6.750%, 04/01/2022 (S)	2,030,000	593,775
7.500%, 10/01/2021 (S)	5,430,000	1,588,275
8.750%, 07/15/2021 (S)	95,000	28,975
10.250%, 04/01/2019 (S)	10,000	3,550

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
KCA Deutag UK Finance PLC
7.250%, 05/15/2021 (S)	$1,540,000	$1,155,000
Key Energy Services, Inc.
6.750%, 03/01/2021	3,745,000	2,502,128
Kinder Morgan, Inc.
7.750%, 01/15/2032	1,690,000	2,110,758
Magnum Hunter Resources Corp.
9.750%, 05/15/2020	4,000,000	3,560,000
MarkWest Energy Partners LP
4.875%, 12/01/2024	3,530,000	3,627,075
MEG Energy Corp.
6.500%, 03/15/2021 (S)	1,800,000	1,741,500
7.000%, 03/31/2024 (S)	1,700,000	1,655,375
Milagro Oil & Gas, Inc.
10.500%, 05/15/2016 (H)	3,490,000	2,373,200
Murray Energy Corp.
9.500%, 12/05/2020 (S)	2,650,000	2,630,125
Natural Resource Partners LP
9.125%, 10/01/2018	740,000	703,000
New Gulf Resources LLC
11.750%, 05/15/2019	3,170,000	2,488,450
NGL Energy Partners LP
5.125%, 07/15/2019	1,440,000	1,404,000
6.875%, 10/15/2021	2,030,000	2,040,150
Oasis Petroleum, Inc.
6.875%, 01/15/2023	790,000	764,325
Pacific Drilling SA
5.375%, 06/01/2020 (S)	950,000	755,844
Pacific Drilling V, Ltd.
7.250%, 12/01/2017 (S)	1,090,000	972,825
Parker Drilling Company
6.750%, 07/15/2022	1,380,000	1,131,600
Parsley Energy LLC
7.500%, 02/15/2022 (S)	1,500,000	1,537,500
Petrobras Global Finance BV
4.375%, 05/20/2023	2,350,000	1,934,285
QEP Resources, Inc.
5.250%, 05/01/2023	1,000,000	978,750
5.375%, 10/01/2022	1,910,000	1,886,125
6.875%, 03/01/2021	810,000	866,700
Quicksilver Resources, Inc.
11.000%, 07/01/2021 (H)	440,000	46,200
Range Resources Corp.
5.750%, 06/01/2021	1,530,000	1,610,325
Regency Energy Partners LP
5.000%, 10/01/2022	1,520,000	1,611,200
Rice Energy, Inc.
6.250%, 05/01/2022	3,160,000	3,081,000
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	2,680,000	2,807,300
6.875%, 04/15/2040 (S)	610,000	674,050
Samson Investment Company
9.750%, 02/15/2020	5,000,000	1,700,000
Sanchez Energy Corp.
7.750%, 06/15/2021 (L)	4,840,000	4,827,900
Shelf Drilling Holdings, Ltd.
8.625%, 11/01/2018 (S)	1,700,000	1,360,000
Summit Midstream Holdings LLC
5.500%, 08/15/2022	2,900,000	2,813,000
7.500%, 07/01/2021	1,430,000	1,505,075
Targa Resources Partners LP
5.250%, 05/01/2023	1,220,000	1,244,400

The accompanying notes are an integral part of the financial statements.	71

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Teine Energy, Ltd.
6.875%, 09/30/2022 (S)		$980,000	$872,200
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)		1,440,000	1,497,312
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		1,800,000	1,903,500
6.250%, 10/15/2022 (S)		180,000	190,800
Trionista TopCo GmbH
6.875%, 04/30/2021 (S)	EUR	250,000	300,465
			106,222,358
Financials - 9.2%
Ally Financial, Inc.
8.000%, 11/01/2031		$1,050,000	1,354,500
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)		3,430,000	3,550,050
Bank of America Corp. (5.200% to
06/01/2023, then 3 month
LIBOR + 3.135%)
06/01/2023 (Q)		2,490,000	2,402,850
Barclays Bank PLC
7.625%, 11/21/2022		1,000,000	1,144,375
Barclays PLC (8.250% to 12/15/2018,
then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		1,140,000	1,216,626
Blue Racer Midstream LLC
6.125%, 11/15/2022 (S)		1,310,000	1,349,300
CBRE Services, Inc.
5.250%, 03/15/2025		3,310,000	3,607,900
CEC Entertainment, Inc.
8.000%, 02/15/2022		1,300,000	1,261,000
CIT Group, Inc.
5.000%, 08/15/2022 to 08/01/2023		4,990,000	5,275,168
Citigroup, Inc. (6.300% to 05/15/2024,
then 3 month LIBOR + 3.423%)
05/15/2024 (Q)		4,790,000	4,879,813
Co-operative Group Holdings 2011, Ltd.
6.875%, 07/08/2020	GBP	387,000	643,563
7.500%, 07/08/2026		720,000	1,228,154
Compiler Finance Sub, Inc.
7.000%, 05/01/2021 (S)		$2,745,000	2,058,750
CTR Partnership LP
5.875%, 06/01/2021		3,700,000	3,774,000
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021 (S)		1,190,000	1,252,475
First Cash Financial Services, Inc.
6.750%, 04/01/2021		500,000	518,125
Genworth Financial, Inc.
7.700%, 06/15/2020		860,000	912,342
Globe Luxembourg SCA
9.625%, 05/01/2018 (S)		1,710,000	1,445,976
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)		2,360,000	2,454,400
HSBC Holdings PLC (6.375% to
09/17/2024, then 5 Year
U.S. ISDAFIX + 3.705%)
09/17/2024 (Q)		1,160,000	1,192,770
ING Groep NV (5.140% to 03/17/2016,
then 3 month LIBOR + 1.620%)
03/17/2016 (Q)	GBP	970,000	1,518,360
Liberty Mutual Group, Inc.
7.800%, 03/15/2037 (S)		$1,740,000	2,088,000
Navient Corp.
5.875%, 10/25/2024		2,150,000	2,088,188

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Novo Banco SA
5.875%, 11/09/2015	EUR	700,000	$796,652
Swiss Reinsurance Company (5.252% to
05/25/2016, then 6 month
EURIBOR + 2.090%)
05/25/2016 (Q)		850,000	998,752
The Geo Group, Inc.
5.875%, 10/15/2024		$2,100,000	2,199,750
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		1,850,000	1,944,813
The Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		2,000,000	2,500,000
The Royal Bank of Scotland NV
7.750%, 05/15/2023		820,000	975,334
The Royal Bank of Scotland PLC
(13.125% to 03/19/2017, then 5 Year
Australian Dollar Swap Rate + 8.750%)
03/19/2022	AUD	5,160,000	4,694,991
TMX Finance LLC
8.500%, 09/15/2018 (S)		$1,600,000	1,288,000
			62,614,977
Health care - 4.4%
Acadia Healthcare Company, Inc.
5.625%, 02/15/2023 (S)		1,620,000	1,672,650
12.875%, 11/01/2018		1,469,000	1,656,298
Centene Corp.
4.750%, 05/15/2022		1,050,000	1,084,125
DJO Finance LLC
9.875%, 04/15/2018		3,230,000	3,343,050
Fresenius Medical
Care US Finance II, Inc.
4.750%, 10/15/2024 (S)		2,520,000	2,677,500
5.875%, 01/31/2022 (S)		2,000,000	2,245,000
HCA, Inc.
5.375%, 02/01/2025		4,150,000	4,399,000
IASIS Healthcare LLC
8.375%, 05/15/2019		3,530,000	3,675,613
JLL/Delta Dutch Newco BV
7.500%, 02/01/2022 (S)		3,000,000	3,082,500
Kindred Healthcare, Inc.
8.750%, 01/15/2023 (S)		1,020,000	1,111,800
Labco SAS
8.500%, 01/15/2018 (S)	EUR	299,000	352,162
Universal Hospital Services, Inc.
7.625%, 08/15/2020		$2,710,000	2,310,275
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)		2,430,000	2,445,188
			30,055,161
Industrials - 19.6%
AECOM
5.875%, 10/15/2024 (S)		2,000,000	2,125,000
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021 (S)		40,000	42,300
Air Canada 2013-1 Class C Pass
Through Trust
6.625%, 05/15/2018 (S)		1,150,000	1,203,418
American Airlines 2013-1 Class B Pass
Through Trust
5.625%, 01/15/2021 (S)		1,388,743	1,451,236

The accompanying notes are an integral part of the financial statements.	72

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
American Airlines 2013-1 Class C Pass
Through Trust
6.125%, 07/15/2018 (S)		$3,240,000	$3,381,912
American Airlines 2013-2 Class B Pass
Through Trust
5.600%, 07/15/2020 (S)		2,674,202	2,801,226
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)		2,310,000	2,356,200
Ashtead Capital, Inc.
5.625%, 10/01/2024 (S)		2,510,000	2,635,500
6.500%, 07/15/2022 (S)		500,000	543,750
Ashton Woods USA LLC
6.875%, 02/15/2021 (S)		3,720,000	3,320,100
Astaldi SpA
7.125%, 12/01/2020	EUR	300,000	360,894
7.125%, 12/01/2020 (S)		1,470,000	1,768,379
Ausdrill Finance Pty, Ltd.
6.875%, 11/01/2019 (S)		$3,000,000	2,235,000
CBC Ammo LLC
7.250%, 11/15/2021 (S)		3,860,000	3,358,200
CMA CGM SA
8.875%, 04/15/2019 (S)	EUR	900,000	1,056,254
Continental Airlines 2000-1 Class B Pass
Through Trust
8.388%, 11/01/2020		$299,701	311,689
Continental Airlines 2007-1 Class B Pass
Through Trust
6.903%, 04/19/2022		360,886	386,148
Continental Airlines 2009-2 Class B Pass
Through Trust
9.250%, 05/10/2017		34,443	37,973
Delta Air Lines 2007-1 Class B Pass
Through Trust
8.021%, 08/10/2022		1,151,014	1,337,478
Delta Air Lines 2009-1 Series B Pass
Through Trust
9.750%, 12/17/2016		1,329,667	1,499,200
Delta Air Lines 2012-1 Class B Pass
Through Trust
6.875%, 05/07/2019 (S)		588,033	652,717
DH Services Luxembourg Sarl
7.750%, 12/15/2020 (S)		3,680,000	3,854,800
Ducommun, Inc.
9.750%, 07/15/2018		2,414,000	2,582,980
Empresas ICA SAB de CV
8.875%, 05/29/2024 (S)		3,910,000	2,667,402
Erickson, Inc.
8.250%, 05/01/2020 (L)		2,866,000	2,342,955
Europcar Groupe SA
9.375%, 04/15/2018 (S)	EUR	140,000	163,781
11.500%, 05/15/2017		400,000	504,781
11.500%, 05/15/2017 (S)		1,480,000	1,867,690
Flexi-Van Leasing, Inc.
7.875%, 08/15/2018 (S)		$2,200,000	2,211,000
Florida East Coast Holdings Corp.
6.750%, 05/01/2019 (S)		1,290,000	1,330,313
Garda World Security Corp.
7.250%, 11/15/2021 (S)		1,230,000	1,202,325
Griffon Corp.
5.250%, 03/01/2022		2,900,000	2,856,500
H&E Equipment Services, Inc.
7.000%, 09/01/2022		1,700,000	1,746,750

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Hapag-Lloyd AG
9.750%, 10/15/2017 (S)		$2,660,000	$2,766,400
Horizon Lines LLC
11.000%, 10/15/2016		520,000	522,600
Huntington Ingalls Industries, Inc.
5.000%, 12/15/2021 (S)		2,510,000	2,632,363
IHS, Inc.
5.000%, 11/01/2022 (S)		830,000	843,488
International Lease Finance Corp.
8.250%, 12/15/2020		2,620,000	3,255,350
8.625%, 01/15/2022		2,470,000	3,198,650
International Wire Group Holdings, Inc.
8.500%, 10/15/2017 (S)		1,500,000	1,567,500
Jack Cooper Holdings Corp.
9.250%, 06/01/2020 (S)		3,530,000	3,635,900
JM Huber Corp.
9.875%, 11/01/2019 (S)		1,240,000	1,351,600
Jurassic Holdings III, Inc.
6.875%, 02/15/2021 (S)		1,540,000	1,332,100
KION Finance SA
6.750%, 02/15/2020 (S)	EUR	3,817,000	4,610,992
KP Germany Erste GmbH
11.625%, 07/15/2017		630,000	765,709
11.625%, 07/15/2017 (S)		870,000	1,057,408
KraussMaffei Group GmbH
8.750%, 12/15/2020		736,476	907,042
8.750%, 12/15/2020 (S)		783,000	964,341
LMI Aerospace, Inc.
7.375%, 07/15/2019 (S)		$800,000	802,000
Magnesita Refractories Company
7.875%, 03/30/2020 (S)		2,415,000	2,324,438
Michael Baker Holdings LLC, PIK
8.875%, 04/15/2019 (S)		4,100,000	3,813,000
Michael Baker International LLC
8.250%, 10/15/2018 (S)		1,500,000	1,462,313
Navios Maritime Acquisition Corp.
8.125%, 11/15/2021 (S)		3,180,000	3,180,000
Neovia Logistics Intermediate
Holdings LLC, PIK
10.000%, 02/15/2018 (S)		3,000,000	3,015,000
NES Rentals Holdings, Inc.
7.875%, 05/01/2018 (S)		1,780,000	1,802,250
Orbital ATK, Inc.
5.250%, 10/01/2021 (S)		840,000	856,800
SIG Combibloc Holdings SCA
7.750%, 02/15/2023 (S)	EUR	780,000	916,502
SPL Logistics Escrow LLC
8.875%, 08/01/2020 (S)		$1,800,000	1,894,500
syncreon Group BV
8.625%, 11/01/2021 (S)		3,660,000	3,239,100
Techem GmbH
6.125%, 10/01/2019 (S)	EUR	800,000	954,550
Trionista Holdco GmbH
5.000%, 04/30/2020 (S)		200,000	234,360
Triumph Group, Inc.
5.250%, 06/01/2022		$1,410,000	1,388,850
Ultrapetrol Bahamas, Ltd.
8.875%, 06/15/2021		2,900,000	2,842,000
United Airlines 2013-1 Class B Pass
Through Trust
5.375%, 08/15/2021		2,676,031	2,783,073

The accompanying notes are an integral part of the financial statements.	73

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
United Airlines 2014-1 Class B Pass
Through Trust
4.750%, 04/11/2022		$840,000	$845,250
United Rentals North America, Inc.
5.750%, 11/15/2024		1,300,000	1,377,337
7.625%, 04/15/2022		2,500,000	2,777,025
US Airways 2012-2 Class B Pass
Through Trust
6.750%, 06/03/2021		1,559,362	1,688,009
US Airways 2013-1 Class B Pass
Through Trust
5.375%, 11/15/2021		1,088,069	1,131,592
USG Corp.
5.500%, 03/01/2025 (S)		860,000	879,350
WESCO Distribution, Inc.
5.375%, 12/15/2021		1,230,000	1,246,913
West Corp.
5.375%, 07/15/2022 (S)		3,160,000	3,073,100
XPO Logistics, Inc.
7.875%, 09/01/2019 (S)		2,650,000	2,832,188
			132,966,794
Information technology - 2.5%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)		1,000,000	1,070,000
6.125%, 09/15/2023 (S)		1,400,000	1,548,750
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)		1,460,000	1,423,500
Ancestry.com, Inc.
11.000%, 12/15/2020		1,000,000	1,102,500
Cerved Group SpA
6.375%, 01/15/2020 (S)	EUR	250,000	299,346
8.000%, 01/15/2021		350,000	429,299
8.000%, 01/15/2021 (S)		350,000	429,299
Equinix, Inc.
5.375%, 01/01/2022		$1,470,000	1,532,475
5.750%, 01/01/2025		1,480,000	1,554,000
First Data Corp.
11.750%, 08/15/2021		3,058,000	3,562,570
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018		2,340,000	2,328,300
Micron Technology, Inc.
5.250%, 08/01/2023 (S)		1,370,000	1,404,250
Project Homestake Merger Corp.
8.875%, 03/01/2023 (S)		170,000	172,975
			16,857,264
Materials - 7.5%
AngloGold Ashanti Holdings PLC
8.500%, 07/30/2020 (L)		900,000	992,160
Appvion, Inc.
9.000%, 06/01/2020 (S)		4,630,000	3,177,338
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (L)(S)		2,139,878	2,225,473
Ardagh Packaging Finance PLC
9.125%, 10/15/2020 (S)		4,130,000	4,408,775
9.250%, 10/15/2020 (S)	EUR	830,000	991,506
Barminco Finance Pty, Ltd.
9.000%, 06/01/2018 (S)		$2,400,000	2,334,000
BWAY Holding Company
9.125%, 08/15/2021 (S)		1,600,000	1,664,000
Cemex SAB de CV
5.700%, 01/11/2025 (S)		560,000	549,080
6.125%, 05/05/2025 (S)		550,000	550,677

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Coeur Mining, Inc.
7.875%, 02/01/2021		$2,390,000	$2,139,050
Coveris Holdings SA
7.875%, 11/01/2019 (S)		3,500,000	3,552,500
Eco Services Operations LLC
8.500%, 11/01/2022 (S)		1,010,000	1,022,625
Evraz Group SA
6.750%, 04/27/2018 (S)		3,200,000	2,856,883
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)		3,000,000	2,508,750
Global Brass & Copper, Inc.
9.500%, 06/01/2019		1,800,000	1,944,000
Hardwoods Acquisition, Inc.
7.500%, 08/01/2021 (S)		2,490,000	2,390,400
Hexion US Finance Corp.
8.875%, 02/01/2018		1,862,000	1,568,735
HIG BBC Intermediate Holdings LLC,
PIK
10.500%, 09/15/2018 (S)		1,600,000	1,500,000
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	1,261,000	1,426,997
Midwest Vanadium Pty, Ltd.
11.500%, 02/15/2018 (H)(S)		$3,270,000	179,850
NWH Escrow Corp.
7.500%, 08/01/2021 (S)		10,000	9,450
Prince Mineral Holding Corp.
12.500%, 12/15/2019 (S)		850,000	850,000
Ryerson, Inc.
9.000%, 10/15/2017		2,870,000	2,934,575
St. Barbara, Ltd.
8.875%, 04/15/2018 (S)		1,200,000	1,044,000
Thompson Creek Metals Company, Inc.
9.750%, 12/01/2017		1,000,000	1,032,500
12.500%, 05/01/2019		1,600,000	1,416,000
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		3,440,000	3,130,400
Verso Paper Holdings LLC
11.750%, 01/15/2019		2,600,000	2,548,000
			50,947,724
Telecommunication services - 6.7%
Axtel SAB de CV
9.000%, 01/31/2020 (S)		2,329,000	2,043,465
CenturyLink, Inc.
5.800%, 03/15/2022		1,390,000	1,476,875
6.450%, 06/15/2021		1,250,000	1,371,875
6.750%, 12/01/2023		870,000	982,556
Cogent Communications Group, Inc.
5.375%, 03/01/2022 (S)		3,700,000	3,718,500
Level 3 Financing, Inc.
5.625%, 02/01/2023 (S)		1,180,000	1,221,300
7.000%, 06/01/2020		2,000,000	2,150,420
8.625%, 07/15/2020		2,000,000	2,180,000
Matterhorn Midco & CY SCA
7.750%, 02/15/2020 (S)	EUR	1,710,000	2,028,390
Sprint Capital Corp.
6.875%, 11/15/2028		$3,870,000	3,637,800
8.750%, 03/15/2032		13,010,000	13,741,813
Sprint Corp.
7.625%, 02/15/2025		3,000,000	3,030,000
7.875%, 09/15/2023		160,000	165,200
Vimpel Communications OJSC
8.250%, 05/23/2016		1,000,000	1,017,970

The accompanying notes are an integral part of the financial statements.	74

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
VimpelCom Holdings BV
7.504%, 03/01/2022 (S)		$2,800,000	$2,470,328
Windstream Corp.
7.500%, 04/01/2023		4,000,000	3,950,000
			45,186,492
Utilities - 2.1%
Calpine Corp.
6.000%, 01/15/2022 (S)		3,500,000	3,816,750
Midwest Generation LLC, Series B
8.560%, 01/02/2016		332,917	336,246
Miran Mid-Atlantic Series C Pass
Through Trust
10.060%, 12/30/2028		2,538,037	2,779,150
NRG REMA LLC
9.237%, 07/02/2017		1,391,257	1,471,254
9.681%, 07/02/2026		4,585,000	4,974,725
Red Oak Power LLC
9.200%, 11/30/2029		720,000	788,400
			14,166,525
TOTAL CORPORATE BONDS (Cost $647,711,652)			$612,240,829

CAPITAL PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Deutsche Postbank Funding Trust IV
(5.983% to 06/29/2017, then 3 month
EURIBOR + 2.070%)
06/29/2017 (Q)	EUR	1,050,000	1,243,975
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,329,680)			$1,243,975

CONVERTIBLE BONDS - 0.4%
Materials - 0.3%
Hercules, Inc.
6.500%, 06/30/2029		$790,000	720,381
Mirabela Nickel, Ltd., PIK
9.500%, 06/24/2019 (S)		2,087,667	1,544,874
			2,265,255
Telecommunication services - 0.1%
Axtel SAB de CV
9.000%, 01/31/2020 (S)	MXN	2,655,000	249,004
TOTAL CONVERTIBLE BONDS (Cost $3,228,312)			$2,514,259

TERM LOANS (M) - 3.7%
Consumer discretionary - 1.5%
AP NMT Acquisition BV
10.000%, 08/13/2022		$2,950,000	2,802,500
CWGS Group LLC
5.750%, 02/20/2020		3,354,000	3,358,193
Equinox Holdings, Inc.
9.750%, 07/31/2020		2,340,000	2,376,563
The Gymboree Corp.
5.000%, 02/23/2018		1,170,000	821,340
Toms Shoes LLC
6.500%, 10/28/2020		1,200,000	1,104,000
			10,462,596
Consumer staples - 0.1%
AdvancePierre Foods, Inc.
9.500%, 10/10/2017		970,000	960,300

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Energy - 0.5%
TPF II Power LLC
5.500%, 10/02/2021	$1,510,000	$1,519,438
Westmoreland Coal Company
7.500%, 12/16/2020	1,520,000	1,512,400
		3,031,838
Health care - 0.9%
Immucor, Inc.
5.000%, 08/17/2018	1,171,022	1,167,119
Physiotherapy Associates Holdings, Inc.
11.000%, 01/02/2017	2,450,000	2,428,563
Radnet Management, Inc.
8.000%, 03/25/2021	2,840,000	2,783,200
		6,378,882
Industrials - 0.3%
Intelligrated, Inc.
4.503%, 07/30/2018	1,768,460	1,741,195
Information technology - 0.3%
Kronos, Inc.
9.750%, 04/30/2020	1,808,582	1,847,768
Materials - 0.1%
Essar Steel Algoma, Inc.
7.500%, 08/09/2019	807,975	782,726
TOTAL TERM LOANS (Cost $25,258,102)		$25,205,305

COMMON STOCKS - 3.0%
Consumer discretionary - 0.5%
Bossier Casino Venture Holdco, Inc. (I)(S)	163,507	$0
Ford Motor Company	124,503	2,034,379
General Motors Company	28,300	1,055,873
New Cotai LLC (I)	11	303,180
PB Investors II LLC (I)	110,176	0
		3,393,432
Financials - 1.5%
Citigroup, Inc.	99,793	5,231,149
JPMorgan Chase & Co.	48,826	2,992,057
KCAD Holdings I, Ltd. (I)	752,218,031	2,234,089
		10,457,295
Health care - 0.2%
Physiotherapy
Associates Holdings, Inc. (I)	33,100	1,706,636
Industrials - 0.6%
DeepOcean Group Holdings AS (I)	151,066	3,034,916
Horizon Lines, Inc., Class A (I)	1,454,827	960,186
		3,995,102
Materials - 0.2%
LyondellBasell Industries NV, Class A	7,952	683,156
Mirabela Nickel, Ltd. (I)	5,975,613	394,812
		1,077,968
TOTAL COMMON STOCKS (Cost $26,758,359)		$20,630,433

PREFERRED SECURITIES - 1.4%
Energy - 0.1%
Rex Energy Corp., 6.000%	13,900	$718,652
Financials - 1.2%
GMAC Capital Trust I (8.125% to
02/15/2016, then
3 month LIBOR + 5.785%)	311,500	8,108,345

The accompanying notes are an integral part of the financial statements.	75

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

High Yield Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Health care - 0.1%
Actavis PLC, 5.500%	372	$381,672
TOTAL PREFERRED SECURITIES (Cost $9,370,972)		$9,208,669

WARRANTS - 0.0%
Jack Cooper Holdings Corp. (Expiration
Date: 05/16/2018; Strike
Price: $27.33) (I)(S)	2,163	129,780
TOTAL WARRANTS (Cost $118,257)		$129,780

SECURITIES LENDING COLLATERAL - 2.2%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	1,483,802	14,845,731
TOTAL SECURITIES LENDING
COLLATERAL (Cost $14,846,130)		$14,845,731
Total Investments (High Yield Fund)
(Cost $731,893,771) - 101.5%		$688,623,508
Other assets and liabilities, net - (1.5%)		(10,000,520)
TOTAL NET ASSETS - 100.0%		$678,622,988

International Growth Opportunities Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 99.1%
Argentina - 1.4%
MercadoLibre, Inc.	87,600	$11,472,970
Australia - 1.1%
Cochlear, Ltd.	56,222	3,967,820
Fortescue Metals Group, Ltd.	2,915,173	5,651,871
		9,619,691
Brazil - 0.4%
Vale SA, ADR	533,500	3,451,745
Chile - 0.5%
Sociedad Quimica y Minera de Chile SA, ADR	152,700	3,924,390
China - 13.1%
Alibaba Group Holding, Ltd., ADR (I)	160,430	13,655,802
Baidu, Inc., ADR (I)	188,000	38,305,000
JD.com, Inc., ADR (I)	150,900	4,175,403
New Oriental Education & Technology
Group, ADR	253,700	4,860,892
Tencent Holdings, Ltd.	2,786,700	48,621,624
Youku Tudou, Inc., ADR (I)	153,856	2,521,700
		112,140,421
Denmark - 3.4%
Chr. Hansen Holding A/S	113,514	5,082,311
Novo Nordisk A/S, B Shares	286,374	13,704,302
Novozymes A/S, B Shares	216,123	10,488,815
		29,275,428
France - 4.8%
Essilor International SA	45,265	5,282,235
Kering	83,923	17,068,205
L’Oreal SA	101,360	18,370,576
		40,721,016
Germany - 4.0%
Aixtron SE NA (I)	250,539	2,006,316

International Growth Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
HeidelbergCement AG	73,580	$5,857,644
MorphoSys AG (I)	44,304	3,699,224
Rocket Internet AG (I)	101,066	5,411,221
Rocket Internet AG (I)(S)	84,011	4,773,493
SMA Solar Technology AG (I)	58,021	775,838
Volkswagen AG	32,417	8,034,260
Zalando SE (I)(S)	141,237	3,694,057
		34,252,053
Hong Kong - 4.4%
AIA Group, Ltd.	5,036,800	29,556,458
Hong Kong Exchanges & Clearing, Ltd.	342,128	7,901,300
		37,457,758
Ireland - 1.6%
Bank of Ireland (I)	22,736,508	8,629,678
James Hardie Industries PLC	452,708	5,346,306
		13,975,984
Italy - 3.8%
Exor SpA	229,248	10,200,408
UniCredit SpA	3,283,982	21,838,059
		32,038,467
Japan - 11.0%
Gree, Inc.	253,600	1,490,678
M3, Inc.	397,400	8,827,496
Rakuten, Inc.	1,411,400	23,530,466
Sanrio Company, Ltd.	134,400	3,944,793
SBI Holdings, Inc.	396,000	4,944,880
SMC Corp.	57,700	16,055,182
SoftBank Corp.	568,100	35,086,172
		93,879,667
Norway - 1.0%
Schibsted ASA	137,392	8,195,266
Peru - 1.3%
Credicorp, Ltd., ADR	78,705	11,429,540
Portugal - 0.4%
Jeronimo Martins SGPS SA	278,393	3,286,484
Russia - 0.7%
Magnit OJSC, GDR (I)	92,625	4,397,785
Mail.ru Group, Ltd., GDR	89,691	1,697,061
		6,094,846
Singapore - 0.4%
Singapore Exchange, Ltd.	626,000	3,757,809
South Korea - 2.2%
Celltrion, Inc. (I)	134,321	8,004,901
NAVER Corp.	17,691	10,645,570
		18,650,471
Spain - 9.1%
Banco Popular Espanol SA	4,975,533	22,826,138
Banco Santander SA	1,494,344	10,926,070
Distribuidora Internacional de Alimentacion SA	943,416	7,164,483
Inditex SA	1,170,927	36,725,985
		77,642,676
Sweden - 10.6%
Alfa Laval AB	392,447	7,874,398
Atlas Copco AB, A Shares	785,046	25,298,314
Elekta AB, B Shares	687,425	7,174,705

The accompanying notes are an integral part of the financial statements.	76

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

International Growth Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Investment AB Kinnevik, B Shares	637,331	$21,429,189
Sandvik AB	599,857	6,723,451
Svenska Handelsbanken AB, A Shares	315,094	15,859,959
Volvo AB, B Shares	486,437	5,865,077
		90,225,093
Switzerland - 4.0%
Cie Financiere Richemont SA	194,502	17,137,999
Syngenta AG	38,238	13,512,486
The Swatch Group AG, BR Shares	7,511	3,428,501
		34,078,986
Turkey - 1.9%
BIM Birlesik Magazalar AS	322,878	6,050,350
Turkiye Garanti Bankasi AS	2,886,963	10,337,956
		16,388,306
United Kingdom - 18.0%
Aggreko PLC	553,021	14,547,931
ARM Holdings PLC	1,272,271	22,640,991
ASOS PLC (I)	97,351	4,854,975
Fiat Chrysler Automobiles NV (I)	2,835,939	43,779,730
Meggitt PLC	915,159	7,683,241
Ocado Group PLC (I)	873,742	4,962,354
Prudential PLC	916,531	23,001,484
Rolls-Royce Holdings PLC (I)	1,761,873	25,739,730
Standard Chartered PLC	439,107	6,706,468
		153,916,904
TOTAL COMMON STOCKS (Cost $693,486,159)		$845,875,971

SHORT-TERM INVESTMENTS - 0.5%
Money market funds - 0.5%
State Street Institutional Liquid Reserves
Fund, 0.0876% (Y)	3,883,167	3,883,167
TOTAL SHORT-TERM INVESTMENTS (Cost $3,883,167)		$3,883,167
Total Investments (International Growth Opportunities Fund)
(Cost $697,369,326) - 99.6%		$849,759,138
Other assets and liabilities, net - 0.4%		3,391,824
TOTAL NET ASSETS - 100.0%		$853,150,962

International Growth Stock Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 91.7%
Australia - 3.4%
Amcor, Ltd.	1,066,426	$11,368,925
Brambles, Ltd.	815,185	7,063,329
CSL, Ltd.	69,734	5,021,267
		23,453,521
Belgium - 1.7%
Anheuser-Busch InBev NV	89,462	11,349,151
Brazil - 4.1%
Banco Bradesco SA, ADR	942,218	12,418,433
BM&F Bovespa SA	2,968,440	10,519,082

International Growth Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Brazil (continued)
BRF SA	238,489	$5,410,878
		28,348,393
Canada - 6.7%
Canadian National Railway Company	92,062	6,359,134
Cenovus Energy, Inc.	184,796	3,188,585
CGI Group, Inc., Class A (I)	292,879	12,255,420
Encana Corp.	424,750	5,534,899
Fairfax Financial Holdings, Ltd.	14,302	7,505,089
Suncor Energy, Inc.	367,629	11,036,810
		45,879,937
China - 4.8%
Baidu, Inc., ADR (I)	57,142	11,642,683
CNOOC, Ltd.	1,924,907	2,753,972
Great Wall Motor Company, Ltd., H Shares	1,707,000	10,874,964
Industrial & Commercial Bank of China, Ltd.,
H Shares	9,970,539	7,324,501
		32,596,120
Denmark - 2.4%
Carlsberg A/S, B Shares	118,350	10,117,615
Novo Nordisk A/S, B Shares	139,932	6,696,384
		16,813,999
France - 3.2%
Publicis Groupe SA	176,430	14,372,011
Schneider Electric SE	95,291	7,656,581
		22,028,592
Germany - 7.6%
adidas AG	79,800	6,206,437
Allianz SE	51,815	8,676,556
Deutsche Boerse AG	146,969	11,982,954
Deutsche Post AG	160,794	5,473,892
ProSiebenSat.1 Media AG	193,994	9,519,326
SAP SE	150,686	10,595,284
		52,454,449
Hong Kong - 3.5%
Galaxy Entertainment Group, Ltd.	1,790,910	9,056,088
Hutchison Whampoa, Ltd.	1,080,410	14,757,044
		23,813,132
Ireland - 0.1%
Shire PLC	4,890	394,481
Israel - 2.3%
Teva Pharmaceutical Industries, Ltd., ADR	271,063	15,456,012
Japan - 7.9%
Denso Corp.	101,353	4,767,686
FANUC Corp.	30,888	5,933,243
Japan Tobacco, Inc.	334,500	10,558,844
Keyence Corp.	10,773	5,509,326
Komatsu, Ltd.	348,317	7,256,180
Toyota Motor Corp.	174,470	11,793,159
Yahoo Japan Corp.	2,009,500	8,071,560
		53,889,998
Mexico - 2.0%
Fomento Economico Mexicano SAB
de CV, ADR (I)	47,668	4,540,854
Grupo Televisa SA, ADR (I)	264,128	9,012,047
		13,552,901
Netherlands - 1.3%
Royal Dutch Shell PLC, B Shares	254,245	8,617,334

The accompanying notes are an integral part of the financial statements.	77

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

International Growth Stock Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Singapore - 4.1%
Avago Technologies, Ltd.	91,534	$11,681,569
Keppel Corp., Ltd.	925,935	5,938,144
United Overseas Bank, Ltd.	635,734	10,752,783
		28,372,496
South Korea - 1.6%
Samsung Electronics Company, Ltd.	8,801	10,885,126
Spain - 1.1%
Amadeus IT Holding SA, A Shares	175,493	7,222,707
Sweden - 2.7%
Ericsson LM, B Shares	617,156	7,969,994
Investor AB, B Shares	271,001	10,764,314
		18,734,308
Switzerland - 8.1%
ABB, Ltd. (I)	412,818	8,846,298
Julius Baer Group, Ltd. (I)	178,349	8,240,646
Novartis AG	51,190	5,235,411
Roche Holding AG	35,843	9,766,837
Syngenta AG	26,783	9,464,536
The Swatch Group AG, Bearer Shares	10,512	4,798,350
UBS Group AG (I)	543,143	9,542,818
		55,894,896
Taiwan - 1.9%
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,783,000	13,277,909
Thailand - 1.5%
Kasikornbank PCL, NVDR	1,506,000	10,105,480
Turkey - 1.0%
Akbank T.A.S.	2,193,161	7,175,531
United Kingdom - 18.7%
Aberdeen Asset Management PLC	1,107,122	7,989,953
British American Tobacco PLC	263,205	15,345,383
Centrica PLC	1,067,707	4,019,908
Compass Group PLC	627,776	11,132,462
Informa PLC	672,363	5,734,738
Kingfisher PLC	1,786,816	10,075,204
Next PLC	56,766	6,561,786
Reed Elsevier PLC	854,150	14,707,137
Sky PLC	1,343,188	20,621,505
Smith & Nephew PLC	394,929	7,230,208
Unilever NV	179,936	7,819,793
WPP PLC	714,340	16,877,281
		128,115,358
TOTAL COMMON STOCKS (Cost $491,684,990)		$628,431,831

SHORT-TERM INVESTMENTS - 7.4%
Money market funds - 7.4%
State Street Institutional Liquid Reserves
Fund, 0.0876% (Y)	50,754,167	50,754,167
TOTAL SHORT-TERM INVESTMENTS (Cost $50,754,167)		$50,754,167
Total Investments (International Growth Stock Fund)
(Cost $542,439,157) - 99.1%		$679,185,998
Other assets and liabilities, net - 0.9%		6,439,220
TOTAL NET ASSETS - 100.0%		$685,625,218

International Small Cap Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 90.7%
Austria - 1.0%
Wienerberger AG	441,615	$6,910,265
Bahamas - 1.2%
Steiner Leisure, Ltd. (I)	189,160	8,724,059
Belgium - 1.5%
Barco NV	99,780	6,328,447
Ontex Group NV (I)	133,940	3,981,367
		10,309,814
Brazil - 1.1%
Cia de Saneamento de Minas Gerais-COPASA	201,200	1,425,175
Grendene SA	564,200	3,246,997
Tupy SA	486,300	2,671,071
		7,343,243
Canada - 6.4%
AGF Management, Ltd., Class B (L)	471,000	3,130,958
Canaccord Genuity Group, Inc. (L)	542,706	2,908,671
Dorel Industries, Inc., Class B	234,800	7,646,355
Enerflex, Ltd.	205,000	2,607,391
Ensign Energy Services, Inc.	353,900	2,632,805
Genworth MI Canada, Inc. (L)	194,900	4,950,064
HudBay Minerals, Inc.	1,268,370	11,059,302
Laurentian Bank of Canada	67,400	2,642,408
Mullen Group, Ltd. (L)	341,770	5,596,378
Precision Drilling Corp. (L)	224,100	1,364,212
Trican Well Service, Ltd.	145,200	508,740
		45,047,284
China - 3.2%
China ZhengTong Auto
Services Holdings, Ltd.	11,854,500	6,241,635
Kingdee International Software
Group Company, Ltd. (I)(L)	30,920,000	10,159,001
Shenguan Holdings Group, Ltd.	11,708,000	3,411,063
SinoMedia Holding, Ltd. (L)	5,053,000	2,467,318
		22,279,017
Finland - 3.9%
Amer Sports OYJ	619,938	13,494,192
Huhtamaki OYJ	464,586	13,723,658
		27,217,850
France - 1.5%
Beneteau SA	250,390	3,543,706
IPSOS	252,300	7,009,484
		10,553,190
Germany - 5.0%
DMG MORI SEIKI AG	214,980	7,106,474
Gerresheimer AG	204,170	11,762,153
Kloeckner & Company SE (I)	922,515	9,591,243
Leoni AG	100,370	6,464,773
		34,924,643
Greece - 0.4%
JUMBO SA	227,245	2,601,074
Hong Kong - 6.9%
Dah Sing Financial Holdings, Ltd.	758,374	4,432,800
Digital China Holdings, Ltd.	2,661,000	2,591,359
EVA Precision Industrial Holdings, Ltd.	473,100	121,863
Luk Fook Holdings International, Ltd.	1,861,000	5,896,367
Sitoy Group Holdings, Ltd.	5,991,000	3,400,960
Stella International Holdings, Ltd.	2,553,000	6,603,575
Techtronic Industries Company	4,023,000	13,890,936
Value Partners Group, Ltd.	6,461,000	5,655,214

The accompanying notes are an integral part of the financial statements.	78

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
Yingde Gases Group Company, Ltd.	7,541,000	$5,444,077
		48,037,151
India - 0.7%
Jain Irrigation Systems, Ltd.	4,023,453	4,703,599
Italy - 2.9%
Amplifon SpA	614,675	3,919,600
Azimut Holding SpA	136,299	3,564,693
MARR SpA	300,246	5,303,839
Sorin SpA (I)	2,270,327	7,314,329
		20,102,461
Japan - 16.1%
Aderans Company, Ltd.	328,800	3,002,269
Asahi Company, Ltd. (L)	248,800	2,395,143
Asics Corp.	548,500	14,404,773
Capcom Company, Ltd.	140,400	2,481,573
Daibiru Corp.	366,400	3,400,328
Descente, Ltd.	863,860	10,370,098
en-japan, Inc.	75,100	1,014,277
Keihin Corp.	435,600	7,288,600
Kobayashi Pharmaceutical Company, Ltd.	200,400	13,740,678
Meitec Corp.	351,511	11,068,209
Nissin Kogyo Company, Ltd.	346,110	5,495,092
Seria Company, Ltd.	10,700	343,310
Shinko Plantech Company, Ltd.	574,100	4,563,250
Square Enix Holdings Company, Ltd.	318,500	6,506,753
Tokai Rika Company, Ltd.	208,600	4,448,235
Tsugami Corp.	904,000	5,545,548
Tsumura & Company	471,500	11,621,279
Unipres Corp.	246,700	4,682,398
		112,371,813
Luxembourg - 1.3%
Grand City Properties SA (I)	423,140	7,019,410
Oriflame Cosmetics SA (L)	149,210	2,203,899
		9,223,309
Netherlands - 5.3%
Aalberts Industries NV	394,661	12,192,813
Accell Group	195,391	3,508,659
Arcadis NV	370,070	12,253,706
Beter Bed Holding NV (L)	215,010	4,735,210
USG People NV	308,384	4,191,666
		36,882,054
Norway - 1.9%
Ekornes ASA	341,120	4,168,221
Tomra Systems ASA	967,050	8,799,367
		12,967,588
Singapore - 0.2%
Sakari Resources, Ltd. (I)	1,380,000	1,174,597
South Korea - 8.4%
Binggrae Company, Ltd.	90,092	6,020,096
BS Financial Group, Inc.	768,293	10,440,747
DGB Financial Group, Inc.	785,841	8,291,729
Hyundai Mipo Dockyard Company, Ltd. (I)	55,794	3,905,653
KIWOOM Securities Company, Ltd.	60,289	3,450,313
Korea Investment Holdings Company, Ltd.	93,950	4,671,073
Mirae Asset Securities Company, Ltd.	32,370	1,427,922
Sindoh Company, Ltd.	172,670	11,256,365
Youngone Corp.	205,942	9,456,186
		58,920,084

International Small Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Spain - 2.0%
Construcciones y Auxiliar
de Ferrocarriles SA (L)	21,113	$7,546,734
Melia Hotels International SA (L)	245,113	2,891,308
Tecnicas Reunidas SA	90,719	3,752,022
		14,190,064
Sweden - 1.4%
Bulten AB (L)	328,695	3,621,506
Duni AB	337,670	4,991,444
Orexo AB (I)	63,411	1,041,301
		9,654,251
Switzerland - 2.7%
Logitech International SA (L)	778,790	11,510,516
Vontobel Holding AG	188,116	7,690,857
		19,201,373
Taiwan - 4.9%
D-Link Corp.	7,666,101	4,342,594
Giant Manufacturing Company, Ltd.	1,112,746	10,774,735
Simplo Technology Company, Ltd.	2,110,300	10,444,551
Tripod Technology Corp.	4,083,000	8,982,256
		34,544,136
United Kingdom - 10.8%
Bellway PLC	174,266	5,342,501
Bovis Homes Group PLC	248,040	3,692,700
Debenhams PLC	3,946,120	4,952,250
Devro PLC	872,350	3,941,446
Dignity PLC	130,708	3,905,820
Greggs PLC	1,029,920	13,946,125
HomeServe PLC	1,014,900	5,286,362
Laird PLC	1,377,390	7,448,348
Man Group PLC	3,979,388	11,728,686
SIG PLC	2,718,023	8,296,934
UBM PLC	821,290	6,867,810
		75,408,982
TOTAL COMMON STOCKS (Cost $509,326,349)		$633,291,901

PREFERRED SECURITIES - 1.2%
Brazil - 0.3%
Alpargatas SA	706,200	2,305,121
Germany - 0.9%
Draegerwerk AG & Company KGaA (L)	54,800	6,028,460
TOTAL PREFERRED SECURITIES (Cost $9,176,051)		$8,333,581

EXCHANGE-TRADED FUNDS - 1.5%
iShares MSCI EAFE Small Cap
Index Fund (L)	209,900	10,515,990
TOTAL EXCHANGE-TRADED FUNDS (Cost $10,517,543)		$10,515,990

SECURITIES LENDING COLLATERAL - 5.9%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	4,123,184	41,253,278
TOTAL SECURITIES LENDING
COLLATERAL (Cost $41,254,268)		$41,253,278

SHORT-TERM INVESTMENTS - 5.6%
Time deposits - 5.6%
Bank of Montreal
0.030%, 03/02/2015*	$7,000,000	$7,000,000

The accompanying notes are an integral part of the financial statements.	79

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

International Small Cap Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS (continued)
Time deposits (continued)
Bank of Nova Scotia
0.050%, 03/02/2015*	$10,000,000	$10,000,000
Royal Bank of Canada
0.050%, 03/02/2015*	22,000,000	22,000,000
		39,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $39,000,000)		$39,000,000
Total Investments (International Small Cap Fund)
(Cost $609,274,211) - 104.9%		$732,394,750
Other assets and liabilities, net - (4.9%)		(34,132,745)
TOTAL NET ASSETS - 100.0%		$698,262,005

International Value Fund

	Shares or
	Principal
	Amount	Value

COMMON STOCKS - 96.0%
Belgium - 0.5%
UCB SA	138,360	$10,569,890
Brazil - 0.6%
BM&FBovespa SA	3,163,700	11,211,013
Canada - 4.0%
Cenovus Energy, Inc.	1,068,500	18,436,561
Ensign Energy Services, Inc.	1,134,100	8,437,029
HudBay Minerals, Inc.	2,109,500	18,393,369
Precision Drilling Corp. (L)	942,500	5,737,481
Suncor Energy, Inc. (L)	728,300	21,864,730
Trican Well Service, Ltd.	2,017,000	7,067,003
		79,936,173
China - 5.6%
China Life Insurance Company, Ltd., H Shares	4,218,000	18,123,065
China Telecom Corp., Ltd., H Shares	45,777,589	29,595,644
Shanghai Pharmaceuticals Holding
Company, Ltd., H Shares	6,236,600	13,044,874
Sinopec Engineering Group Company, Ltd.,
H Shares	13,461,800	10,907,151
Sinopharm Group Company, Ltd., H Shares	2,566,800	8,957,911
Springland International Holdings, Ltd.	21,566,500	6,724,625
Trina Solar, Ltd., ADR (I)(L)	2,388,328	25,005,794
		112,359,064
Denmark - 0.4%
FLSmidth & Company A/S (L)	162,360	7,413,556
France - 10.1%
AXA SA	1,584,027	40,132,017
BNP Paribas SA	733,280	42,617,339
Cie de Saint-Gobain	386,150	17,343,035
Cie Generale des Etablissements Michelin	222,620	21,372,939
Sanofi	261,746	25,600,956
Societe Generale SA	151,365	6,974,370
Technip SA	412,630	26,844,425
Total SA	376,832	20,245,171
		201,130,252
Germany - 8.3%
Bayer AG	163,440	24,174,373
Deutsche Boerse AG	304,700	24,843,376
Deutsche Lufthansa AG	937,520	13,726,681

International Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Germany (continued)
Gerresheimer AG	175,550	$10,113,366
Kloeckner & Company SE (I)	721,740	7,503,817
Merck KGaA	199,838	20,618,488
Metro AG	397,190	13,286,260
MorphoSys AG (I)	98,170	8,196,840
Muenchener Rueckversicherungs AG	71,436	14,827,370
Siemens AG	258,159	28,857,905
		166,148,476
Hong Kong - 4.5%
China Mobile, Ltd.	2,216,500	30,163,883
Digital China Holdings, Ltd.	7,056,000	6,871,337
First Pacific Company, Ltd.	3,713,000	3,769,585
GCL-Poly Energy Holdings, Ltd. (I)	111,537,000	26,841,001
Kingboard Chemical Holdings, Ltd.	8,926,800	15,462,369
Kunlun Energy Company, Ltd.	6,976,000	6,872,009
		89,980,184
India - 0.6%
Jain Irrigation Systems, Ltd.	3,252,319	3,802,109
LIC Housing Finance, Ltd.	1,077,503	8,616,444
		12,418,553
Ireland - 1.0%
CRH PLC	680,380	19,264,449
Israel - 1.6%
Teva Pharmaceutical Industries, Ltd., ADR	561,108	31,994,378
Italy - 2.9%
Eni SpA	1,086,757	20,256,620
Saipem SpA (I)	682,612	7,012,527
UniCredit SpA	4,519,652	30,055,105
		57,324,252
Japan - 5.6%
Canon, Inc.	219,000	7,123,113
Capcom Company, Ltd.	643,700	11,377,410
ITOCHU Corp.	2,398,400	26,860,905
Nissan Motor Company, Ltd.	3,244,200	34,178,753
Toyota Motor Corp.	457,900	30,951,381
		110,491,562
Netherlands - 7.1%
Aegon NV	3,441,510	26,622,340
Akzo Nobel NV	308,070	22,834,670
ING Groep NV (I)	1,364,478	20,239,557
QIAGEN NV (I)	823,110	20,696,205
Royal Dutch Shell PLC, B Shares	706,983	23,962,352
SBM Offshore NV (I)	2,231,790	26,151,215
		140,506,339
Norway - 0.7%
Telenor ASA	737,521	14,781,159
Russia - 0.4%
Lukoil OAO, ADR	117,991	5,724,923
Mobile Telesystems OJSC, ADR (L)	251,265	2,487,524
		8,212,447
Singapore - 0.7%
United Overseas Bank, Ltd.	764,700	12,934,109
South Korea - 13.0%
Daewoo International Corp.	377,607	9,975,280
Hana Financial Group, Inc.	1,443,059	39,535,358
Hyundai Mobis Company, Ltd.	93,574	21,273,236
Hyundai Motor Company	69,943	10,225,318

The accompanying notes are an integral part of the financial statements.	80

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

International Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
South Korea (continued)
KB Financial Group, Inc., ADR	1,243,132	$44,292,793
KIWOOM Securities Company, Ltd.	121,889	6,975,654
Korea Investment Holdings Company, Ltd.	293,886	14,611,632
POSCO	106,053	25,836,332
Samsung Electronics Company, Ltd., GDR (S)	137,264	85,240,944
		257,966,547
Spain - 1.0%
Telefonica SA	1,334,244	20,727,715
Sweden - 0.6%
Getinge AB, B Shares	456,491	12,619,637
Switzerland - 6.9%
ABB, Ltd. (I)	687,090	14,723,687
Basilea Pharmaceutica (I)	49,310	6,280,238
Credit Suisse Group AG (I)	1,576,961	38,464,989
GAM Holding AG (I)	530,600	10,366,443
Lonza Group AG (I)	107,860	13,302,701
Meyer Burger Technology AG (I)(L)	848,900	6,225,138
Roche Holding AG	143,310	39,050,452
Swiss Re AG	99,643	9,159,351
		137,572,999
Thailand - 0.4%
Bangkok Bank PCL	1,550,200	8,773,603
United Arab Emirates - 0.4%
Dragon Oil PLC	908,600	7,571,467
United Kingdom - 18.0%
Aberdeen Asset Management PLC	2,166,330	15,634,117
Aviva PLC	2,563,410	21,221,447
BAE Systems PLC	3,450,380	28,279,697
Barclays PLC	4,501,380	17,824,702
BP PLC	3,108,992	21,410,772
Carillion PLC	1,999,110	11,122,331
GlaxoSmithKline PLC	1,272,425	30,170,892
HSBC Holdings PLC	2,474,880	22,061,554
Kingfisher PLC	4,746,820	26,765,588
Marks & Spencer Group PLC	3,521,960	27,370,741
Noble Corp. PLC (L)	978,150	16,276,416
Petrofac, Ltd.	2,246,120	30,422,435
Serco Group PLC	960,631	3,292,653
Standard Chartered PLC	1,039,670	15,878,849
Subsea 7 SA	570,178	5,637,635
Tesco PLC	11,875,710	44,955,304
Vodafone Group PLC	5,689,196	19,692,073
		358,017,206
United States - 1.1%
Halliburton Company	489,040	20,999,378
Paragon Offshore PLC (L)	188,840	389,010
		21,388,388
TOTAL COMMON STOCKS (Cost $1,820,105,654)		$1,911,313,418

PREFERRED SECURITIES - 0.2%
Brazil - 0.2%
Petroleo Brasileiro SA, ADR	680,732	4,567,712
TOTAL PREFERRED SECURITIES (Cost $9,470,567)		$4,567,712

International Value Fund (continued)

	Shares or
	Principal
	Amount	Value
SECURITIES LENDING COLLATERAL - 3.7%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	7,407,872	74,117,241
TOTAL SECURITIES LENDING
COLLATERAL (Cost $74,117,982)		$74,117,241

SHORT-TERM INVESTMENTS - 3.8%
Time deposits - 3.8%
Bank of Nova Scotia
0.050%, 03/02/2015*	$20,000,000	$20,000,000
National Bank of Canada
0.040%, 03/02/2015*	15,000,000	15,000,000
Royal Bank of Canada
0.050%, 03/02/2015*	40,000,000	40,000,000
		75,000,000
TOTAL SHORT-TERM INVESTMENTS (Cost $75,000,000)		$75,000,000
Total Investments (International Value Fund)
(Cost $1,978,694,203) - 103.7%		$2,064,998,371
Other assets and liabilities, net - (3.7%)		(74,430,856)
TOTAL NET ASSETS - 100.0%		$1,990,567,515

Investment Quality Bond Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 39.2%
U.S. Government - 19.8%
Treasury Inflation Protected Securities
0.125%, 04/15/2019 to 07/15/2024	$28,826,956	$29,051,255
0.250%, 01/15/2025	8,914,304	8,978,380
1.375%, 02/15/2044	3,305,354	3,919,169
U.S. Treasury Bonds
2.500%, 02/15/2045	2,110,000	2,068,458
3.000%, 11/15/2044	3,975,000	4,311,321
3.125%, 08/15/2044	3,870,000	4,288,745
3.750%, 11/15/2043	1,000	1,237
5.375%, 02/15/2031	2,540,000	3,580,407
U.S. Treasury Notes
0.375%, 08/31/2015 to 10/31/2016	22,132,000	22,076,697
0.500%, 09/30/2016	8,155,000	8,158,825
1.500%, 10/31/2019 (D)	24,025,000	24,053,157
1.750%, 09/30/2019 (D)	2,320,000	2,349,724
2.375%, 08/15/2024	1,410,000	1,456,045
		114,293,420
U.S. Government Agency - 19.4%
Federal Home Loan Mortgage Corp.
3.000%, TBA (C)	4,000,000	4,184,062
3.500%, TBA (C)	3,800,000	3,976,344
4.000%, TBA (C)	3,500,000	3,736,071
4.500%, TBA (C)	5,300,000	5,744,900
5.000%, TBA (C)	2,900,000	3,203,275
5.000%, 03/01/2019 to 12/01/2019	87,244	92,619
6.500%, 04/01/2029 to 08/01/2034	5,257	6,089
7.500%, 08/01/2025 to 05/01/2028	1,889	2,197
Federal National Mortgage Association
2.500%, TBA (C)	3,300,000	3,347,790
2.500%, 12/01/2042 to 03/01/2043	1,845,336	1,816,884
2.890%, 02/01/2027	1,110,000	1,135,607
3.000%, TBA (C)	16,800,000	17,115,002

The accompanying notes are an integral part of the financial statements.	81

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
3.100%, 02/01/2030		$1,100,000	$1,135,274
3.130%, 02/01/2027		442,000	460,638
3.500%, TBA (C)		7,600,000	7,964,562
4.000%, TBA (C)		15,500,000	16,569,258
4.500%, TBA (C)		8,600,000	9,345,936
5.000%, TBA (C)		2,500,000	2,773,163
5.000%, 03/15/2016 to 06/01/2019		2,178,717	2,285,928
5.500%, 08/01/2035 to 11/01/2035		124,541	140,531
6.500%, 09/01/2031		6	7
Government National
Mortgage Association
3.000%, TBA (C)		3,500,000	3,592,148
3.500%, TBA (C)		2,900,000	3,045,000
4.000%, TBA (C)		10,200,000	10,843,476
4.000%, 09/15/2040 to 02/15/2042		521,850	561,100
4.500%, TBA (C)		8,600,000	9,368,686
6.000%, 08/15/2032 to 04/15/2035		15,013	17,352
6.500%, 06/15/2028 to 08/15/2034		13,273	15,442
7.000%, 11/15/2031 to 11/15/2033		46,820	54,814
8.000%, 07/15/2030		1,007	1,219
			112,535,374
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $225,672,883)			$226,828,794

FOREIGN GOVERNMENT
OBLIGATIONS - 2.3%
Angola - 0.1%
Republic of Angola 7.000%, 08/16/2019		300,000	297,000
Brazil - 0.5%
Federative Republic of Brazil
2.625%, 01/05/2023		225,000	199,125
5.875%, 01/15/2019		725,000	801,850
12.835%, 04/01/2016 (Z)	BRL	2,599,000	801,123
Federative Republic of Brazil, 0.000%
(Linked to Brazilian SELIC; no
payments until maturity)
09/01/2020 (I)		484,000	1,134,279
			2,936,377
Chile - 0.1%
Republic of Chile 3.625%, 10/30/2042		$600,000	591,000
Colombia - 0.1%
Republic of Colombia
6.000%, 04/28/2028	COP	1,206,500,000	435,748
Costa Rica - 0.0%
Republic of Costa Rica
9.200%, 03/27/2019 (S)	CRC	52,300,000	98,142
Dominican Republic - 0.1%
Government of Dominican Republic
11.500%, 05/10/2024 (S)	DOP	30,000,000	699,931
Indonesia - 0.1%
Republic of Indonesia 2.875%, 07/08/2021	EUR	325,000	381,876
Ivory Coast - 0.0%
Republic of Ivory Coast
6.375%, 03/03/2028 (S)		$210,000	208,163
Kazakhstan - 0.0%
Republic of Kazakhstan
4.875%, 10/14/2044 (S)		200,000	177,000

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Kenya - 0.1%
Republic of Kenya 6.875%, 06/24/2024		$525,000	$551,775
Mexico - 0.6%
Government of Mexico
4.750%, 03/08/2044		904,000	967,280
5.000%, 12/11/2019	MXN	22,989,400	1,533,499
5.625%, 03/19/2114	GBP	225,000	368,903
7.750%, 11/13/2042	MXN	7,137,600	569,814
			3,439,496
Nigeria - 0.1%
Federal Republic of Nigeria
5.125%, 07/12/2018		$600,000	584,250
Romania - 0.1%
Government of Romania
5.850%, 04/26/2023	RON	900,000	277,006
Russia - 0.1%
Government of Russia
7.500%, 02/27/2019	RUB	24,850,000	324,576
South Africa - 0.1%
Republic of South Africa
7.750%, 02/28/2023	ZAR	6,400,000	559,386
Tunisia - 0.0%
Banque Centrale de Tunisie SA
5.750%, 01/30/2025 (S)		$225,000	228,938
Uruguay - 0.2%
Republic of Uruguay
4.250%, 04/05/2027	UYU	19,675,889	820,302
4.375%, 12/15/2028		3,771,688	159,597
5.100%, 06/18/2050		$375,000	389,250
			1,369,149
Venezuela - 0.0%
Republic of Venezuela
7.000%, 03/31/2038		525,000	185,063
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $14,253,901)			$13,344,876

CORPORATE BONDS - 34.3%
Consumer discretionary - 3.5%
21st Century Fox America, Inc.
6.150%, 02/15/2041		175,000	227,954
6.200%, 12/15/2034		400,000	516,896
7.750%, 01/20/2024		453,000	584,646
Amazon.com, Inc.
4.950%, 12/05/2044		825,000	887,134
Buffalo Thunder Development Authority
11.000%, 12/09/2022 (S)		9,330	7,814
CCO Holdings LLC
5.125%, 02/15/2023		10,000	10,075
5.250%, 09/30/2022		145,000	148,263
5.750%, 09/01/2023		45,000	46,688
Comcast Corp.
4.250%, 01/15/2033		915,000	986,574
4.750%, 03/01/2044		505,000	587,894
Cox Communications, Inc.
4.800%, 02/01/2035 (S)		275,000	289,219
5.875%, 12/01/2016 (S)		750,000	808,115
6.250%, 06/01/2018 (S)		500,000	563,800
DIRECTV Holdings LLC
3.125%, 02/15/2016		1,225,000	1,249,474
3.950%, 01/15/2025		215,000	220,930

The accompanying notes are an integral part of the financial statements.	82

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
DISH DBS Corp.
5.875%, 07/15/2022	$50,000	$50,500
6.750%, 06/01/2021	355,000	378,519
Family Tree Escrow LLC
5.750%, 03/01/2023 (S)	60,000	63,150
Ford Motor Credit Company LLC
4.207%, 04/15/2016	100,000	103,196
4.250%, 02/03/2017	245,000	257,868
5.000%, 05/15/2018	310,000	338,931
Gannett Company, Inc.
5.125%, 10/15/2019 to 07/15/2020	585,000	611,413
General Motors Financial Company, Inc.
3.500%, 07/10/2019	870,000	894,828
4.750%, 08/15/2017	1,020,000	1,081,455
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)	105,000	105,000
Lennar Corp.
4.500%, 06/15/2019	150,000	154,500
NBCUniversal Enterprise, Inc.
5.250%, 03/19/2021 (Q)(S)	100,000	106,550
Orchard HIlls DUS
2.780%, 03/01/2027	650,000	649,188
Sally Holdings LLC
5.750%, 06/01/2022	60,000	63,600
Sky PLC
2.625%, 09/16/2019 (S)	670,000	675,773
5.625%, 10/15/2015 (S)	131,000	134,824
Sotheby’s
5.250%, 10/01/2022 (S)	160,000	156,400
TCI Communications, Inc.
7.875%, 02/15/2026	150,000	211,956
8.750%, 08/01/2015	183,000	189,189
The Ryland Group, Inc.
5.375%, 10/01/2022	88,000	86,680
Time Warner Cable, Inc.
4.500%, 09/15/2042	540,000	540,007
5.000%, 02/01/2020	755,000	838,967
5.875%, 11/15/2040	500,000	569,987
6.750%, 07/01/2018	775,000	890,321
8.750%, 02/14/2019	175,000	216,185
Time Warner, Inc.
5.875%, 11/15/2016	500,000	540,321
6.100%, 07/15/2040	290,000	366,967
7.625%, 04/15/2031	500,000	704,865
7.700%, 05/01/2032	302,000	433,584
Viacom, Inc.
5.625%, 09/15/2019	400,000	451,158
Videotron, Ltd.
5.375%, 06/15/2024 (S)	275,000	289,438
Volkswagen Group of America
Finance LLC
1.600%, 11/20/2017 (S)	840,000	844,298
		20,135,094
Consumer staples - 1.0%
Altria Group, Inc.
9.250%, 08/06/2019	165,000	212,204
9.700%, 11/10/2018	191,000	245,698
Anheuser-Busch InBev Worldwide, Inc.
0.800%, 07/15/2015	450,000	450,662
Cencosud SA
5.150%, 02/12/2025 (S)	200,000	203,220
Coca-Cola Enterprises, Inc.
2.125%, 09/15/2015	1,300,000	1,310,561

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
CVS Health Corp.
4.750%, 05/18/2020	$500,000	$565,843
CVS Pass-Through Trust
5.880%, 01/10/2028	267,707	306,413
6.943%, 01/10/2030	41,184	50,292
Marfrig Holding Europe BV
6.875%, 06/24/2019	325,000	293,150
Sysco Corp.
2.350%, 10/02/2019	580,000	589,109
Wal-Mart Stores, Inc.
4.300%, 04/22/2044	1,050,000	1,168,608
5.250%, 09/01/2035	300,000	370,576
		5,766,336
Energy - 3.8%
Anadarko Petroleum Corp.
3.450%, 07/15/2024	210,000	212,973
5.950%, 09/15/2016	400,000	429,066
6.375%, 09/15/2017	60,000	67,146
BP Capital Markets PLC
1.674%, 02/13/2018	1,545,000	1,549,036
2.521%, 01/15/2020	385,000	390,612
California Resources Corp.
5.000%, 01/15/2020 (S)	5,000	4,625
5.500%, 09/15/2021 (S)	45,000	41,063
6.000%, 11/15/2024 (S)	5,000	4,447
Cenovus Energy, Inc.
5.200%, 09/15/2043	600,000	600,892
CenterPoint Energy Resources Corp.
6.125%, 11/01/2017	125,000	139,457
CNPC General Capital, Ltd.
1.950%, 04/16/2018 (S)	845,000	835,817
Concho Resources, Inc.
6.500%, 01/15/2022	40,000	42,500
ConocoPhillips Company
3.350%, 11/15/2024	555,000	573,226
Continental Resources, Inc.
5.000%, 09/15/2022	245,000	242,550
Denbury Resources, Inc.
5.500%, 05/01/2022	62,000	57,970
Empresa Nacional del Petroleo
4.375%, 10/30/2024	300,000	309,955
EnCana Corp.
6.500%, 05/15/2019	850,000	964,555
Energy Transfer Equity LP
7.500%, 10/15/2020	300,000	343,500
Energy Transfer Partners LP
3.600%, 02/01/2023	955,000	950,483
5.950%, 10/01/2043	800,000	919,312
Harvest Operations Corp.
6.875%, 10/01/2017	215,000	199,950
Hess Corp.
1.300%, 06/15/2017	445,000	438,904
5.600%, 02/15/2041	200,000	222,008
Kerr-McGee Corp.
6.950%, 07/01/2024	625,000	782,848
Kinder Morgan Energy Partners LP
5.500%, 03/01/2044	405,000	432,702
Kinder Morgan, Inc.
3.050%, 12/01/2019	195,000	196,831
4.300%, 06/01/2025	460,000	480,557
5.050%, 02/15/2046	1,000,000	1,012,518
Lukoil International Finance BV
3.416%, 04/24/2018 (S)	1,055,000	939,984

The accompanying notes are an integral part of the financial statements.	83

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
MarkWest Energy Partners LP
4.875%, 12/01/2024		$75,000	$77,063
6.750%, 11/01/2020		70,000	74,025
MEG Energy Corp.
7.000%, 03/31/2024 (S)		100,000	97,375
Newfield Exploration Company
6.875%, 02/01/2020		135,000	138,713
Nexen Energy ULC
6.200%, 07/30/2019		285,000	327,401
7.500%, 07/30/2039		40,000	56,905
Peabody Energy Corp.
6.000%, 11/15/2018		30,000	27,300
6.500%, 09/15/2020 (L)		280,000	236,950
Petrobras Global Finance BV
5.375%, 10/01/2029	GBP	325,000	396,068
Petroleos Mexicanos
5.500%, 06/27/2044		$650,000	659,750
7.470%, 11/12/2026	MXN	7,500,000	496,676
Plains All American Pipeline LP
2.600%, 12/15/2019		$1,400,000	1,412,785
QEP Resources, Inc.
6.800%, 03/01/2020		5,000	5,125
SM Energy Company
6.125%, 11/15/2022 (S)		35,000	35,875
State Oil Company of the Azerbaijan Republic
4.750%, 03/13/2023		575,000	540,713
Statoil ASA
3.700%, 03/01/2024		95,000	101,567
3.950%, 05/15/2043		575,000	592,377
Sunoco Logistics Partners Operations LP
4.250%, 04/01/2024		355,000	371,658
Tesoro Corp.
5.125%, 04/01/2024		75,000	76,875
Tesoro Logistics LP
5.500%, 10/15/2019 (S)		90,000	95,175
6.250%, 10/15/2022 (S)		130,000	137,800
Williams Partners LP
3.600%, 03/15/2022		1,100,000	1,100,926
3.900%, 01/15/2025		1,200,000	1,191,307
4.300%, 03/04/2024		610,000	627,480
WPX Energy, Inc.
5.250%, 09/15/2024		40,000	38,100
6.000%, 01/15/2022		30,000	29,700
			22,331,176
Financials - 16.1%
AIG SunAmerica Global Financing X
6.900%, 03/15/2032 (S)		100,000	140,009
Ally Financial, Inc.
3.750%, 11/18/2019		250,000	250,625
American Express Company
3.625%, 12/05/2024		1,550,000	1,584,390
American Tower Corp.
3.400%, 02/15/2019		620,000	634,900
3.450%, 09/15/2021		740,000	740,521
5.000%, 02/15/2024		490,000	534,660
AXA Equitable Life Insurance Company
7.700%, 12/01/2015 (S)		250,000	261,496
AXA Financial, Inc.
7.000%, 04/01/2028		235,000	298,406

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Bilbao Vizcaya Argentaria SA
(7.000% to 02/19/2019, then 5 Year
Euro Swap Rate + 6.155%)
02/19/2019 (Q)	EUR	1,000,000	$1,155,419
Banco Bilbao Vizcaya Argentaria SA
(9.000% to 05/19/2018, then 5 Year
U.S. Swap Rate + 8.262%)
05/19/2018 (Q)		$800,000	872,000
Banco do Brasil SA (6.250% to
04/15/2024, then 10 Year
CMT + 4.398%)
04/15/2024 (Q)		575,000	401,408
Banco Santander SA (6.250% to
03/12/2019, then 5 Year Euro Swap
Rate + 5.410%)
03/12/2019 (Q)	EUR	1,200,000	1,363,003
Banco Santander SA (6.250% to
09/11/2021, then 5 Year Euro Swap
Rate +5.640%)
09/11/2021 (Q)		500,000	566,519
Bank of America Corp.
4.000%, 04/01/2024 to 01/22/2025		$1,340,000	1,373,725
4.200%, 08/26/2024		775,000	802,654
5.625%, 07/01/2020		1,185,000	1,362,898
5.650%, 05/01/2018		975,000	1,082,967
6.400%, 08/28/2017		80,000	89,008
7.750%, 05/14/2038		1,210,000	1,754,400
Bank of Ireland
10.000%, 07/30/2016	EUR	365,000	444,193
Bank of New York Mellon Corp.
2.150%, 02/24/2020		$2,825,000	2,831,147
Barclays Bank PLC
6.050%, 12/04/2017 (S)		2,145,000	2,365,521
Barclays Bank PLC (7.750% to
04/10/2018, then 5 Year U.S. Swap
Rate + 6.833%)
04/10/2023		400,000	441,500
Barclays PLC (8.000% to 12/15/2020,
then 5 Year Euro Swap Rate + 6.750%)
12/15/2020 (Q)	EUR	500,000	605,686
Barclays PLC (8.250% to 12/15/2018,
then 5 Year U.S. Swap Rate + 6.705%)
12/15/2018 (Q)		$330,000	352,181
BPCE SA
2.500%, 12/10/2018		755,000	767,171
5.150%, 07/21/2024 (S)		540,000	578,074
5.700%, 10/22/2023 (S)		785,000	871,151
Brandywine Operating Partnership LP
4.950%, 04/15/2018		425,000	457,087
5.700%, 05/01/2017		835,000	903,304
Capital One Financial Corp.
6.150%, 09/01/2016		1,300,000	1,389,304
Capital One NA
1.650%, 02/05/2018		1,400,000	1,397,704
CIT Group, Inc.
5.500%, 02/15/2019 (S)		490,000	523,663
Citigroup, Inc.
2.400%, 02/18/2020		575,000	572,651
2.500%, 09/26/2018		900,000	916,797
4.300%, 11/20/2026		975,000	1,003,092
5.500%, 09/13/2025		790,000	894,671
6.125%, 08/25/2036		1,550,000	1,877,566
6.675%, 09/13/2043		250,000	332,446

The accompanying notes are an integral part of the financial statements.	84

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Citigroup, Inc. (continued)
8.500%, 05/22/2019		$565,000	$703,092
Credit Agricole SA (6.500% to
06/23/2021, then 5 Year U.S. Swap
Rate + 5.120%)
06/23/2021 (Q)	EUR	300,000	353,004
Credit Agricole SA (6.625% to
09/23/2019, then 5 Year U.S. Swap
Rate + 4.697%)
09/23/2019 (Q)(S)		$225,000	223,313
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	240,000	309,492
Credit Suisse Group AG (6.250% to
12/18/2024, then 5 Year U.S. Swap
Rate + 3.455%)
12/18/2024 (Q)(S)		$400,000	396,360
Credit Suisse Group Guernsey I, Ltd.
(7.875% to 08/24/2016, then 5 Year
U.S. Swap Rate + 5.220%)
02/24/2041		200,000	211,730
Discover Financial Services
6.450%, 06/12/2017		950,000	1,043,617
Duke Realty LP
3.750%, 12/01/2024		245,000	251,028
6.750%, 03/15/2020		430,000	508,669
Equity One, Inc.
6.000%, 09/15/2017		235,000	257,056
European Investment Bank
7.200%, 07/09/2019 (S)	IDR	6,970,000,000	528,132
Everest Reinsurance Holdings, Inc.
(6.600% to 05/15/2017, then 3 month
LIBOR + 2.385%)
05/15/2037		$495,000	509,850
Export-Import Bank of India
4.000%, 01/14/2023		285,000	293,426
General Electric Capital Corp.
0.532%, 01/09/2017 (P)		1,700,000	1,702,169
5.875%, 01/14/2038		685,000	890,886
General Electric Capital Corp. (6.250% to
12/15/2022, then 3 month
LIBOR + 4.704%)
12/15/2022 (Q)		400,000	444,500
Hartford Financial Services Group, Inc.
(8.125% to 06/15/2018, then 3 month
LIBOR + 4.6025%)
06/15/2038		250,000	285,000
HCP, Inc.
4.200%, 03/01/2024		160,000	167,774
6.000%, 03/01/2015 to 01/30/2017		655,000	695,611
Health Care REIT, Inc.
4.500%, 01/15/2024		575,000	618,641
5.250%, 01/15/2022		885,000	992,219
HSBC Holdings PLC
5.250%, 03/14/2044		240,000	274,122
6.500%, 09/15/2037		220,000	283,752
6.800%, 06/01/2038		445,000	594,693
HSBC Holdings PLC (5.250% to
09/16/2022, then 5 Year Euro Swap
Rate + 4.380%)
09/16/2022 (Q)	EUR	325,000	374,984

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
HSBC Holdings PLC (5.625% to
01/17/2020, then 5 Year
ISDAFIX + 3.626%)
01/17/2020 (Q)		$725,000	$734,063
Intercorp Peru, Ltd.
5.875%, 02/12/2025 (S)		170,000	169,915
International Finance Corp.
7.800%, 06/03/2019	INR	10,640,000	184,274
8.250%, 06/10/2021		10,250,000	184,042
Intesa Sanpaolo SpA
2.375%, 01/13/2017		$775,000	786,422
JPMorgan Chase & Co.
2.600%, 01/15/2016		535,000	543,322
3.375%, 05/01/2023		210,000	209,710
4.250%, 10/15/2020		325,000	355,137
4.850%, 02/01/2044		885,000	1,014,870
5.600%, 07/15/2041		135,000	167,194
5.625%, 08/16/2043		1,205,000	1,445,452
6.000%, 01/15/2018		1,275,000	1,428,247
KBC Groep NV (5.625% to 03/19/2019,
then 5 Year Euro Swap Rate + 4.759%)
03/19/2019 (Q)	EUR	160,000	181,062
Kimco Realty Corp.
4.300%, 02/01/2018		$600,000	642,074
5.584%, 11/23/2015		425,000	439,727
6.875%, 10/01/2019		300,000	356,071
Liberty Property LP
3.375%, 06/15/2023		260,000	258,428
4.125%, 06/15/2022		210,000	219,804
6.625%, 10/01/2017		100,000	111,639
Lloyds Banking Group PLC (6.375% to
06/27/2020, then 5 Year Euro Swap
Rate + 5.290%)
06/27/2020 (Q)	EUR	800,000	945,597
Lloyds Banking Group PLC (7.000% to
06/27/2019, then 5 Year British Pound
Swap Rate + 5.060%)
06/27/2019 (Q)	GBP	450,000	706,021
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		$380,000	388,346
3.500%, 03/10/2025		325,000	334,808
Massachusetts Mutual Life
Insurance Company
5.375%, 12/01/2041 (S)		80,000	97,362
8.875%, 06/01/2039 (S)		550,000	887,963
MetLife, Inc.
1.756%, 12/15/2017		575,000	581,097
Morgan Stanley
1.875%, 01/05/2018		1,925,000	1,933,048
2.125%, 04/25/2018		975,000	982,165
4.300%, 01/27/2045		810,000	832,105
4.350%, 09/08/2026		435,000	453,461
4.875%, 11/01/2022		455,000	494,330
5.550%, 04/27/2017		350,000	379,007
6.625%, 04/01/2018		1,450,000	1,649,352
MSCI, Inc.
5.250%, 11/15/2024 (S)		45,000	47,025
Nationwide Building Society (6.875% to
06/20/2019, then 5 Year British Pound
Swap Rate + 4.880%)
06/20/2019 (Q)	GBP	800,000	1,250,519
Nationwide Mutual Insurance Company
8.250%, 12/01/2031 (S)		$260,000	374,078

The accompanying notes are an integral part of the financial statements.	85

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Nationwide Mutual Insurance Company (continued)
9.375%, 08/15/2039 (S)		$455,000	$730,021
Navient Corp.
5.500%, 01/15/2019		165,000	173,663
7.250%, 01/25/2022		65,000	71,825
8.000%, 03/25/2020		11,000	12,801
8.450%, 06/15/2018		139,000	158,808
PNC Funding Corp.
5.625%, 02/01/2017		1,200,000	1,292,014
Prologis LP
3.350%, 02/01/2021		850,000	878,776
4.500%, 08/15/2017		920,000	985,316
Realty Income Corp.
3.250%, 10/15/2022		81,000	81,057
5.750%, 01/15/2021		600,000	687,571
6.750%, 08/15/2019		450,000	528,255
Royal Bank of Scotland Group PLC
5.125%, 05/28/2024		545,000	577,265
Santander Bank NA
8.750%, 05/30/2018		250,000	295,468
Societe Generale SA (6.000% to
01/27/2020, then 5 Year U.S. Swap
Rate + 4.067%)
01/27/2020 (Q)(S)		240,000	228,029
Societe Generale SA (6.750% to
04/07/2021, then 5 Year U.S. Swap
Rate + 5.538%)
04/07/2021 (Q)	EUR	575,000	658,588
Societe Generale SA (8.250% to
11/29/2018, then 5 Year U.S. Swap
Rate + 6.394%)
11/29/2018 (Q)		$860,000	913,750
Sumitomo Mitsui Financial Group, Inc.
4.436%, 04/02/2024 (S)		790,000	838,960
Sun Canada Financial Company
7.250%, 12/15/2015 (S)		229,000	240,057
The Bear Stearns Companies LLC
6.400%, 10/02/2017		605,000	677,604
7.250%, 02/01/2018		321,000	370,519
The Export-Import Bank of China
3.625%, 07/31/2024		825,000	858,095
The Goldman Sachs Group, Inc.
2.375%, 01/22/2018		975,000	992,807
2.550%, 10/23/2019		1,100,000	1,108,241
2.600%, 04/23/2020		370,000	370,476
3.500%, 01/23/2025		725,000	732,457
6.250%, 02/01/2041		440,000	575,741
6.750%, 10/01/2037		1,145,000	1,482,702
UDR, Inc.
3.700%, 10/01/2020		215,000	224,535
UniCredit SpA (6.750% to 09/10/2021,
then 5 Year Euro Swap Rate + 6.100%)
09/10/2021 (Q)	EUR	200,000	226,887
UniCredit SpA (8.000% to 06/03/2024,
then 5 Year U.S. Swap Rate + 5.180%)
06/03/2024 (Q)		$200,000	205,500
Ventas Realty LP
2.700%, 04/01/2020		430,000	432,271
4.750%, 06/01/2021		661,000	722,749

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Voya Financial, Inc. (5.650% to
05/15/2023, then 3 month
LIBOR + 3.580%)
05/15/2053	$150,000	$155,625
Wachovia Corp.
5.750%, 06/15/2017	385,000	424,958
Wells Fargo & Company
2.150%, 01/30/2020	555,000	554,148
3.000%, 02/19/2025	1,650,000	1,645,887
3.450%, 02/13/2023	445,000	454,024
4.100%, 06/03/2026	1,190,000	1,246,927
4.125%, 08/15/2023	510,000	544,315
5.606%, 01/15/2044	470,000	574,503
		93,407,969
Health care - 2.8%
Actavis Funding SCS
3.850%, 06/15/2024	1,350,000	1,373,817
Amgen, Inc.
5.150%, 11/15/2041	130,000	149,503
6.900%, 06/01/2038	260,000	352,590
Anthem, Inc.
2.300%, 07/15/2018	40,000	40,531
4.625%, 05/15/2042	525,000	570,827
5.100%, 01/15/2044	175,000	203,468
7.000%, 02/15/2019	720,000	845,997
Bayer US Finance LLC
2.375%, 10/08/2019 (S)	350,000	355,530
Cardinal Health, Inc.
3.500%, 11/15/2024	1,105,000	1,142,871
Celgene Corp.
4.625%, 05/15/2044	735,000	800,386
Community Health Systems, Inc.
5.125%, 08/01/2021	170,000	177,225
Express Scripts Holding Company
3.125%, 05/15/2016	301,000	308,639
Gilead Sciences, Inc.
3.500%, 02/01/2025	430,000	451,968
HCA, Inc.
5.875%, 03/15/2022	140,000	157,360
6.500%, 02/15/2020	255,000	290,063
Laboratory Corp. of America Holdings
3.200%, 02/01/2022	370,000	372,156
McKesson Corp.
1.400%, 03/15/2018	685,000	680,909
Medtronic, Inc.
2.500%, 03/15/2020 (S)	1,565,000	1,591,508
3.150%, 03/15/2022 (S)	810,000	838,540
4.375%, 03/15/2035 (S)	525,000	572,495
4.625%, 03/15/2045 (S)	390,000	441,281
Merck & Company, Inc.
0.630%, 02/10/2020 (P)	1,720,000	1,723,710
Perrigo Company PLC
1.300%, 11/08/2016	350,000	349,381
Roche Holdings, Inc.
3.350%, 09/30/2024 (S)	870,000	913,473
Tenet Healthcare Corp.
6.000%, 10/01/2020	505,000	549,819
UnitedHealth Group, Inc.
1.400%, 10/15/2017	650,000	655,148
WellCare Health Plans, Inc.
5.750%, 11/15/2020	110,000	115,500
		16,024,695

The accompanying notes are an integral part of the financial statements.	86

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Industrials - 1.8%
AerCap Ireland Capital, Ltd.
4.500%, 05/15/2021 (S)	$305,000	$322,538
Air Lease Corp.
4.500%, 01/15/2016	925,000	948,125
Aircastle, Ltd.
5.500%, 02/15/2022	30,000	32,175
Canadian Pacific Railway Company
9.450%, 08/01/2021	275,000	378,220
Caterpillar Financial Services Corp.
2.250%, 12/01/2019	1,045,000	1,058,500
Clean Harbors, Inc.
5.125%, 06/01/2021	20,000	20,450
5.250%, 08/01/2020	126,000	128,520
CNH Industrial Capital LLC
3.375%, 07/15/2019 (S)	45,000	44,544
ERAC USA Finance LLC
5.600%, 05/01/2015 (S)	500,000	503,875
FedEx Corp.
3.200%, 02/01/2025	125,000	126,598
4.100%, 02/01/2045	205,000	206,938
Huntington Ingalls Industries, Inc.
7.125%, 03/15/2021	225,000	242,471
Hutchison Whampoa International 11, Ltd.
3.500%, 01/13/2017 (S)	1,336,000	1,380,872
Kansas City Southern de Mexico SA de CV
3.000%, 05/15/2023	1,175,000	1,158,216
Oshkosh Corp.
5.375%, 03/01/2025 (S)	85,000	87,125
Penske Truck Leasing Company LP
2.875%, 07/17/2018 (S)	75,000	76,579
4.250%, 01/17/2023 (S)	1,225,000	1,280,889
4.875%, 07/11/2022 (S)	251,000	272,023
Raytheon Company
3.125%, 10/15/2020	325,000	337,856
3.150%, 12/15/2024	310,000	319,302
Ryder System, Inc.
2.550%, 06/01/2019	305,000	307,968
Sensata Technologies BV
5.625%, 11/01/2024 (S)	85,000	91,163
The ADT Corp.
6.250%, 10/15/2021 (L)	375,000	405,938
USG Corp.
5.500%, 03/01/2025 (S)	5,000	5,113
Waste Management, Inc.
2.900%, 09/15/2022	550,000	551,838
3.125%, 03/01/2025	385,000	386,645
		10,674,481
Information technology - 1.0%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	375,000	401,250
Apple, Inc.
2.500%, 02/09/2025	1,070,000	1,052,458
3.450%, 02/09/2045	1,270,000	1,197,463
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	70,000	74,375
6.125%, 11/01/2023 (S)	85,000	90,100
Cardtronics, Inc.
5.125%, 08/01/2022 (S)	120,000	117,450
Microsoft Corp.
2.375%, 02/12/2022	920,000	924,203
NCR Corp.
4.625%, 02/15/2021	255,000	253,725

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
NCR Corp. (continued)
5.000%, 07/15/2022	$20,000	$20,150
Open Text Corp.
5.625%, 01/15/2023 (S)	45,000	46,688
Tencent Holdings, Ltd.
2.875%, 02/11/2020 (S)	375,000	376,492
TSMC Global, Ltd.
1.625%, 04/03/2018 (S)	1,200,000	1,182,982
		5,737,336
Materials - 0.9%
ArcelorMittal
6.000%, 08/05/2020	325,000	351,813
Building Materials Corp. of America
5.375%, 11/15/2024 (S)	285,000	293,550
Cascades, Inc.
5.500%, 07/15/2022 (S)	40,000	41,200
CF Industries, Inc.
4.950%, 06/01/2043	750,000	804,882
5.150%, 03/15/2034	875,000	980,738
Clearwater Paper Corp.
5.375%, 02/01/2025 (S)	115,000	117,588
Eagle Spinco, Inc.
4.625%, 02/15/2021	150,000	151,875
FMG Resources August 2006 Pty, Ltd.
6.875%, 04/01/2022 (S)	170,000	142,163
Freeport-McMoran, Inc.
4.000%, 11/14/2021	880,000	847,220
5.450%, 03/15/2043	175,000	153,466
Glencore Funding LLC
1.700%, 05/27/2016 (S)	535,000	536,904
Graphic Packaging International, Inc.
4.875%, 11/15/2022	140,000	145,600
NOVA Chemicals Corp.
5.000%, 05/01/2025 (S)	205,000	216,531
Steel Dynamics, Inc.
5.125%, 10/01/2021 (S)	50,000	51,250
5.500%, 10/01/2024 (S)	55,000	57,200
United States Steel Corp.
7.375%, 04/01/2020	125,000	132,813
		5,024,793
Telecommunication services - 2.2%
Ameritech Capital Funding Corp.
6.450%, 01/15/2018	148,000	165,571
AT&T, Inc.
4.800%, 06/15/2044	515,000	521,481
Deutsche Telekom International
Finance BV
8.750%, 06/15/2030	475,000	720,446
SBA Tower Trust
2.898%, 10/15/2019 (S)	705,000	709,337
2.933%, 12/15/2017 (S)	595,000	601,188
3.598%, 04/15/2018 (S)	940,000	937,094
Sprint Communications, Inc.
7.000%, 03/01/2020 (S)	185,000	204,945
9.000%, 11/15/2018 (S)	100,000	116,250
Sprint Corp.
7.125%, 06/15/2024	265,000	263,675
T-Mobile USA, Inc.
6.125%, 01/15/2022	20,000	21,050
6.464%, 04/28/2019	210,000	218,138
6.500%, 01/15/2024	30,000	31,500
6.633%, 04/28/2021	80,000	85,100

The accompanying notes are an integral part of the financial statements.	87

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
T-Mobile USA, Inc. (continued)
6.731%, 04/28/2022	$225,000	$240,188
6.836%, 04/28/2023	30,000	31,950
Verizon Communications, Inc.
2.625%, 02/21/2020 (S)	810,000	817,225
4.400%, 11/01/2034	490,000	501,690
4.862%, 08/21/2046 (S)	535,000	568,370
5.012%, 08/21/2054 (S)	730,000	762,619
5.150%, 09/15/2023	1,465,000	1,680,419
6.400%, 02/15/2038	415,000	522,948
6.550%, 09/15/2043	1,935,000	2,546,174
VimpelCom Holdings BV
5.950%, 02/13/2023 (S)	460,000	369,913
		12,637,271
Utilities - 1.2%
AES Corp.
5.500%, 03/15/2024	211,000	214,165
Berkshire Hathaway Energy Company
6.125%, 04/01/2036	250,000	331,158
Calpine Corp.
5.875%, 01/15/2024 (S)	50,000	54,250
CenterPoint Energy, Inc.
6.500%, 05/01/2018	560,000	636,698
Consolidated Edison Company of New
York, Inc.
3.300%, 12/01/2024	375,000	394,178
DPL, Inc.
7.250%, 10/15/2021	305,000	320,250
Edison International
3.750%, 09/15/2017	475,000	503,062
Empresa Electrica Angamos SA
4.875%, 05/25/2029 (S)	830,000	827,510
Eskom Holdings SOC, Ltd.
5.750%, 01/26/2021 (S)	1,050,000	1,040,603
Nevada Power Company
7.125%, 03/15/2019	25,000	29,858
NiSource Finance Corp.
6.400%, 03/15/2018	200,000	227,760
NRG Energy, Inc.
6.250%, 07/15/2022	200,000	208,500
Oncor Electric Delivery Company LLC
7.500%, 09/01/2038	205,000	310,941
Pacific Gas & Electric Company
3.750%, 02/15/2024	340,000	361,274
PacifiCorp
6.350%, 07/15/2038	110,000	153,886
Progress Energy, Inc.
7.000%, 10/30/2031	341,000	464,271
PSEG Power LLC
8.625%, 04/15/2031	154,000	225,338
Puget Sound Energy, Inc.
5.757%, 10/01/2039	15,000	19,996
7.000%, 03/09/2029	54,000	71,209
Sierra Pacific Power Company
6.000%, 05/15/2016	225,000	238,835
Wisconsin Energy Corp.
6.200%, 04/01/2033	138,000	183,703
		6,817,445
TOTAL CORPORATE BONDS (Cost $192,082,515)		$198,556,596

Investment Quality Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
CAPITAL PREFERRED SECURITIES - 0.1%
Financials - 0.1%
ACE Capital Trust II
9.700%, 04/01/2030	$248,000	$369,520
TOTAL CAPITAL PREFERRED SECURITIES (Cost $332,225)		$369,520

MUNICIPAL BONDS - 1.7%
Chicago O’Hare International Airport
(Illinois) 6.845%, 01/01/2038	500,000	571,655
Los Angeles Unified School District
(California) 5.750%, 07/01/2034	75,000	95,807
New Jersey State Turnpike Authority
7.414%, 01/01/2040	630,000	956,397
New York State Thruway Authority
5.883%, 04/01/2030	590,000	729,110
Port Authority of New York & New Jersey
(New York) 6.040%, 12/01/2029	180,000	229,959
Puerto Rico Commonwealth Government
Employees Retirement System, Series A
6.150%, 07/01/2038	1,190,000	538,546
6.200%, 07/01/2039	675,000	305,417
Puerto Rico Commonwealth Government
Employees Retirement System, Series B
6.550%, 07/01/2058	245,000	110,723
Puerto Rico Commonwealth Government
Employees Retirement System, Series C
6.300%, 07/01/2043	925,000	418,341
State of California
7.300%, 10/01/2039	750,000	1,133,513
7.550%, 04/01/2039	505,000	803,223
7.600%, 11/01/2040	160,000	259,866
7.625%, 03/01/2040	435,000	688,405
State of Illinois, GO
4.511%, 03/01/2015	700,000	700,322
5.100%, 06/01/2033	220,000	222,477
5.665%, 03/01/2018	1,035,000	1,137,061
University of California
4.601%, 05/15/2031	660,000	740,626
5.770%, 05/15/2043	15,000	19,644
TOTAL MUNICIPAL BONDS (Cost $8,602,175)		$9,661,092

TERM LOANS (M) - 3.7%
Consumer discretionary - 1.3%
99 Cents Only Stores
4.500%, 01/11/2019	237,000	236,111
Acosta Holdco, Inc.
5.000%, 09/26/2021	99,750	100,180
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021	548,624	545,489
Altice Financing SA
5.250%, 02/04/2022	130,000	130,853
Aristocrat Leisure, Ltd.
4.750%, 10/20/2021	115,000	114,832
BJ’s Wholesale Club, Inc.
4.500%, 09/26/2019	682,356	679,370
Caesars Growth Properties Holdings LLC
6.250%, 05/08/2021	99,500	89,550
CityCenter Holdings LLC
4.250%, 10/16/2020	286,418	286,299
Delta 2 Lux Sarl
4.750%, 07/30/2021	175,000	174,125
7.750%, 07/31/2022	210,000	210,263
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	580,719	579,720

The accompanying notes are an integral part of the financial statements.	88

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Consumer discretionary (continued)
Interactive Data Corp.
4.750%, 05/02/2021	$114,425	$114,747
ION Media Networks, Inc.
4.750%, 12/18/2020	343,163	343,163
Metaldyne Performance Group, Inc.
4.250%, 10/20/2021	134,000	134,418
MGOC, Inc.
4.250%, 07/31/2020	253,501	254,240
Michaels Stores, Inc.
3.750%, 01/28/2020	249,365	247,495
Neiman Marcus Group, Ltd. LLC
4.250%, 10/25/2020	427,390	423,829
PetSmart, Inc. TBD 02/18/2022 (T)	195,000	196,300
Scientific Games International, Inc.
6.000%, 10/01/2021	115,000	114,741
Serta Simmons Holdings LLC
4.250%, 10/01/2019	318,753	317,912
SRAM LLC
4.016%, 04/10/2020	356,223	355,332
The ServiceMaster Company LLC
4.250%, 07/01/2021	620,280	619,699
Town Sports International LLC
4.500%, 11/15/2020	388,912	335,437
Tribune Media Company
4.000%, 12/27/2020	782,638	781,986
		7,386,091
Consumer staples - 0.2%
Albertson’s Holdings LLC
5.500%, 08/25/2021	485,000	488,705
HJ Heinz Company
3.500%, 06/05/2020	165,855	165,993
Reynolds Group Holdings, Inc.
4.000%, 12/01/2018	448,866	450,101
		1,104,799
Energy - 0.2%
Arch Coal, Inc.
6.250%, 05/16/2018	172,790	137,800
Sandy Creek Energy Associates LP
5.000%, 11/08/2020	488,838	484,560
Seadrill Operating LP
4.000%, 02/21/2021	148,872	119,948
Western Refining, Inc.
4.250%, 11/12/2020	202,950	201,428
		943,736
Financials - 0.3%
ARG IH Corp.
4.750%, 11/15/2020	153,450	153,546
Asurion LLC
4.250%, 07/08/2020	495,114	491,931
8.500%, 03/03/2021	195,000	196,056
DTZ US Borrower LLC
5.500%, 11/04/2021	180,933	181,385
Gardner Denver, Inc.
4.250%, 07/30/2020	543,125	521,400
The Brickman Group, Ltd. LLC
4.000%, 12/18/2020	426,453	422,484
TransFirst, Inc.
5.500%, 11/12/2021	105,000	105,131
		2,071,933

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Health care - 0.4%
Alkermes, Inc.
3.500%, 09/18/2019	$154,605	$153,445
Brand Energy & Infrastructure Services, Inc.
4.750%, 11/26/2020	321,750	313,706
Community Health Systems, Inc.
4.250%, 01/27/2021	148,500	148,830
DaVita HealthCare Partners, Inc.
3.500%, 06/24/2021	109,450	109,626
Medpace Holdings, Inc.
4.750%, 04/01/2021	116,509	115,441
MPH Acquisition Holdings LLC
3.750%, 03/31/2021	240,196	238,309
Opal Acquisition, Inc.
5.000%, 11/27/2020	668,250	665,243
PRA Holdings, Inc.
4.500%, 09/23/2020	427,614	426,545
Salix Pharmaceuticals, Ltd.
4.250%, 01/02/2020	375,250	374,805
		2,545,950
Industrials - 0.2%
AFGlobal Corp.
5.000%, 12/19/2019	158,006	138,650
Filtration Group, Inc.
4.500%, 11/21/2020	193,050	192,567
Fly Funding II SARL
4.500%, 08/09/2019	206,250	205,928
RBS Global, Inc.
4.000%, 08/21/2020	543,125	541,631
		1,078,776
Information technology - 0.4%
Avago Technologies Cayman, Ltd.
3.750%, 05/06/2021	199,000	199,155
CDW LLC
3.250%, 04/29/2020	598,478	592,680
First Data Corp.
3.672%, 03/24/2018	475,000	474,011
Freescale Semiconductor, Inc.
4.250%, 02/28/2020	419,693	418,494
Kronos, Inc.
4.500%, 10/30/2019	112,540	112,611
Zayo Group LLC
4.000%, 07/02/2019	608,240	607,670
		2,404,621
Materials - 0.4%
Berry Plastics Group, Inc.
3.750%, 01/06/2021	733,950	733,033
Coveris Holdings SA
5.250%, 05/08/2019	306,900	307,539
FMG Resources August 2006 Pty, Ltd.
3.750%, 06/30/2019	672,876	622,831
Minerals Technologies, Inc.
4.000%, 05/07/2021	151,670	152,239
Quikrete Holdings, Inc.
4.000%, 09/28/2020	297,950	296,013
		2,111,655
Telecommunication services - 0.3%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	880,000	872,960
Level 3 Financing, Inc.
4.000%, 01/15/2020	295,000	294,754

The accompanying notes are an integral part of the financial statements.	89

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
TERM LOANS (M) (continued)
Telecommunication services (continued)
Level 3 Financing, Inc. (continued)
4.500%, 01/31/2022	$350,000	$351,385
		1,519,099
TOTAL TERM LOANS (Cost $21,318,442)		$21,166,660

COLLATERALIZED MORTGAGE
OBLIGATIONS - 10.6%
Commercial and residential - 10.5%
Adjustable Rate Mortgage Trust,
Series 2005-9, Class 5A1
0.440%, 11/25/2035 (P)	134,473	122,365
Alternative Loan Trust
Series 2005-56, Class 5A1,
0.491%, 11/25/2035 (P)	241,618	192,136
Series 2006-12CB, Class A8,
6.000%, 05/25/2036	322,362	273,159
Series 2006-9T1, Class A1,
5.750%, 05/25/2036	308,341	261,190
Series 2007-19, Class 2A1,
6.500%, 08/25/2037	453,317	320,540
Series 2007-9T1, Class 2A1,
6.000%, 05/25/2037	137,348	113,683
Series 2007-OA3, Class 1A1,
0.311%, 04/25/2047 (P)	203,533	168,814
American Home Mortgage Assets Trust,
Series 2006-3, Class 2A11
1.060%, 10/25/2046 (P)	195,990	140,851
Banc of America Commercial
Mortgage Trust, Series 2007-4,
Class A4 5.753%, 02/10/2051 (P)	901,580	979,634
Banc of America Funding Trust,
Series 2006-H, Class 6A1
0.363%, 10/20/2036 (P)	231,686	173,220
BB-UBS Trust, Series 2012, Class A
3.430%, 11/05/2036 (S)	485,000	500,851
BBCMS Trust, Series 2013-TYSN,
Class A2 3.756%, 09/05/2032 (S)	435,000	464,365
BCAP LLC Trust
Series 2006-AA2, Class A1,
0.341%, 01/25/2037 (P)	367,876	292,720
Series 2007-AA2, Class 12A1,
0.381%, 05/25/2047 (P)	271,133	200,782
Bear Stearns Alt-A Trust
Series 2005-7, CLass 21A1,
2.627%, 09/25/2035 (P)	290,722	266,112
Series 2005-9, Class 11A1,
0.691%, 11/25/2035 (P)	304,751	255,156
Series 2006-3, Class 1A1,
0.551%, 05/25/2036 (P)	164,651	129,960
Series 2006-4, Class 11A1,
0.491%, 08/25/2036 (P)	211,177	158,380
Bear Stearns ARM Trust, Series 2007-4,
Class 22A1 4.887%, 06/25/2047 (P)	306,772	275,167
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW16, Class A4,
5.707%, 06/11/2040 (P)	400,000	429,874
Series 2007-T26, Class A4,
5.471%, 01/12/2045 (P)	422,018	450,611
Chase Mortgage Finance Trust,
Series 2005-S3, Class A10
5.500%, 11/25/2035	385,000	378,941

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
CHL Mortgage Pass-Through Trust
Series 2007-12, Class A9,
5.750%, 08/25/2037	$273,885	$261,080
Series 2007-HY1, Class 1A1,
2.661%, 04/25/2037 (P)	402,812	360,146
Series 2007-HY4, Class 1A1,
2.547%, 09/25/2047 (P)	449,199	400,453
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class A4,
6.149%, 12/10/2049 (P)	332,690	363,470
Series 2013-GC15, Class A4,
4.371%, 09/10/2046 (P)	1,040,046	1,167,290
Series 2013-GC17, Class A4,
4.131%, 11/10/2046	1,060,000	1,167,059
Series 2014-GC19, Class A4,
4.023%, 03/10/2047	535,000	585,064
Series 2014-GC21, Class A5,
3.855%, 05/10/2047	530,000	572,070
Citigroup/Deutsche Bank
Commercial Mortgage Trust
Series 2006-CD2, Class A4,
5.303%, 01/15/2046 (P)	609,149	623,300
Series 2005-CD1, Class A4,
5.226%, 07/15/2044 (P)	1,281,354	1,293,578
Series 2007-CD4, Class A4,
5.322%, 12/11/2049	1,300,000	1,370,616
Commercial Mortgage Loan Trust,
Series 2008-LS1, Class A4B
6.044%, 12/10/2049 (P)	870,132	932,120
Commercial Mortgage Pass
Through Certificates
Series 2006-C7, Class A4,
5.748%, 06/10/2046 (P)	378,582	393,388
Series 2013-300P, Class A1,
4.353%, 08/10/2030 (S)	355,000	393,408
Series 2013-CR12, Class A4,
4.046%, 10/10/2046	550,000	603,223
Series 2013-CR9, Class A4,
4.235%, 07/10/2045 (P)	1,270,110	1,416,719
Series 2013-WWP, Class A2,
3.424%, 03/10/2031 (S)	1,060,000	1,103,321
Series 2014-CR16, Class A4,
4.051%, 04/10/2047	640,000	700,079
Series 2014-CR17, Class A5,
3.977%, 05/10/2047	530,000	577,681
Series 2014-CR18, Class A5,
3.828%, 07/15/2047	840,000	903,307
Series 2014-LC15, Class A4,
4.006%, 04/10/2047	425,000	463,258
Series 2014-UBS2, Class A5,
3.961%, 03/10/2047	615,000	668,613
Series 2014-UBS4, Class A5,
3.694%, 08/10/2047	755,000	801,007
Credit Suisse First Boston Mortgage
Securities Corp., Series 2005-C3,
Class AJ 4.771%, 07/15/2037	340,000	341,145
Credit Suisse Mortgage Capital
Certificates Trust, Series 2006-C4,
Class A3 5.467%, 09/15/2039	355,325	372,373
Deutsche Alt-A Securities Mortgage
Loan Trust, Series 2007-AR2, Class A1
0.321%, 03/25/2037 (P)	182,415	131,600

The accompanying notes are an integral part of the financial statements.	90

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
DSLA Mortgage Loan Trust,
Series 2006-AR1, Class 1A1A
1.034%, 03/19/2046 (P)	$110,867	$85,320
First Horizon Alternative Mortgage
Securities Trust, Series 2005-AA9,
Class 3A1 2.234%, 11/25/2035 (P)	417,768	345,587
FREMF Mortgage Trust
Series 2010-K8, Class B,
5.238%, 09/25/2043 (P)(S)	690,000	773,079
Series 2012-K706, Class B,
4.027%, 11/25/2044 (P)(S)	500,000	526,938
Series 2014-K503, Class B,
3.008%, 10/25/2047 (P)(S)	695,000	700,718
General Electric Capital Assurance
Company, Series 2003-1, Class A5
5.743%, 05/12/2035 (P)(S)	89,275	99,287
GMACM Mortgage Loan Trust
Series 2005-AR5, Class 4A1,
2.943%, 09/19/2035 (P)	122,154	113,970
Series 2006-AR1, Class 1A1,
2.962%, 04/19/2036 (P)	601,825	531,853
GS Mortgage Securities Trust
Series 2005-ROCK, Class A,
5.366%, 05/03/2032 (S)	285,445	341,507
Series 2012-ALOH, Class A,
3.551%, 04/10/2034 (S)	830,000	878,154
Series 2014-GC20, Class A5,
3.862%, 06/10/2047	860,000	928,220
Series 2014-GC20, Class A5,
3.998%, 04/10/2047	535,000	583,263
GSR Mortgage Loan Trust
Series 2006-AR1, Class 2A1,
2.661%, 01/25/2036 (P)	30,607	28,309
Series 2006-AR1, Class 2A4,
2.661%, 01/25/2036 (P)	130,929	121,128
HarborView Mortgage Loan Trust
Series 2004-11, Class 1A,
0.523%, 01/19/2035 (P)	33,349	23,290
Series 2005-8, Class 1A2A,
0.503%, 09/19/2035 (P)	120,090	93,163
Series 2006-1, Class 2A1A,
0.413%, 03/19/2036 (P)	300,219	217,553
Series 2006-12, Class 2A13,
0.413%, 12/19/2036 (P)	744,535	527,860
Series 2006-12, Class 2A2A,
0.363%, 01/19/2038 (P)	101,992	86,148
Hilton USA Trust, Series 2013-HLT,
Class AFX 2.662%, 11/05/2030 (S)	1,115,000	1,114,019
IndyMac INDA Mortgage Loan Trust,
Series 2006-AR3, Class 1A1
2.552%, 12/25/2036 (P)	304,848	265,764
IndyMac INDX Mortgage Loan Trust
Series 2005-AR13, Class 1A1,
2.484%, 08/25/2035 (P)	147,597	118,519
Series 2005-AR14, Class 1A1A,
0.451%, 07/25/2035 (P)	72,446	60,446
Series 2006-AR27, Class 2A2,
0.371%, 10/25/2036 (P)	76,128	64,804
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A4,
3.997%, 04/15/2047	530,000	577,498

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
JPMBB Commercial Mortgage
Securities Trust (continued)
Series 2014-C21, Class A5,
3.775%, 08/15/2047	$435,000	$465,936
Series 2014-C22, Class A4,
3.801%, 09/15/2047	525,000	563,099
Series 2013-C17, Class A4,
4.199%, 01/15/2047	340,000	375,540
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2007-CB19, Class A4,
5.698%, 02/12/2049 (P)	795,000	853,025
Series 2008-C2, Series A4,
6.068%, 02/12/2051	734,166	800,430
Series 2012-LC9, Class A5,
2.840%, 12/15/2047	665,000	675,640
Series 2012-WLDN, Class A,
3.905%, 05/05/2030 (S)	630,000	665,882
Series 2013-C16, Class A4,
4.166%, 12/15/2046	700,000	772,751
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047	1,507,001	1,591,754
JPMorgan Mortgage Trust,
Series 2006-A3, Class 3A2
2.609%, 05/25/2036 (P)	58,120	51,541
LB-UBS Commercial Mortgage Trust
Series 2007-C6, Class A4,
5.858%, 07/15/2040 (P)	760,637	799,670
Series 2006-C4, Class A4,
5.837%, 06/15/2038 (P)	1,271,835	1,328,035
Series 2007-C2, Class A3,
5.430%, 02/15/2040	404,305	430,251
Lehman XS Trust, Series 2006-16N,
Class A4A 0.361%, 11/25/2046 (P)	423,864	340,751
Luminent Mortgage Trust, Series 2006-2,
Class A1A 0.371%, 02/25/2046 (P)	291,699	222,088
Merrill Lynch Mortgage Investors Trust,
Series 2005-A4, Class 1A
2.515%, 07/25/2035 (P)	508,432	420,983
Merrill Lynch Mortgage Trust,
Series 2006-C1, Class A4
5.685%, 05/12/2039 (P)	820,000	849,128
Merrill Lynch/Countrywide
Commercial Mortgage Trust
Series 2007-5, Class A4,
5.378%, 08/12/2048	989,289	1,047,192
Series 2007-7, Class A4,
5.747%, 06/12/2050 (P)	780,000	839,533
Series 2007-9, Class A4,
5.700%, 09/12/2049	595,000	638,966
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C14, Class A5,
4.064%, 02/15/2047	190,000	208,401
Series 2014-C17, Class A5,
3.741%, 08/15/2047	1,040,000	1,111,931
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4,
5.332%, 12/15/2043	1,129,514	1,188,290
Series 2007-IQ14, Class A4,
5.692%, 04/15/2049 (P)	810,045	868,011

The accompanying notes are an integral part of the financial statements.	91

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Capital I Trust (continued)
Series 2007-IQ16, Class A4,
5.809%, 12/12/2049	$559,882	$607,231
Series 2007-T27, Class A4,
5.650%, 06/11/2042 (P)	190,000	206,302
Series 2014-MP, Class A,
3.469%, 08/11/2029 (S)	810,000	846,925
Morgan Stanley Mortgage Loan Trust,
Series 2006-6AR, Class 3A1
2.589%, 05/25/2036 (P)	128,435	93,618
Nomura Asset Acceptance Corp.
Alternative Loan Trust,
Series 2006-AF1, Class 3A1
3.668%, 06/25/2036 (P)	64,446	49,245
OBP Depositor LLC Trust,
Series 2010-OBP, Class A
4.646%, 07/15/2045 (S)	417,000	465,883
RALI Series Trust
Series 06-QO7, Class 1A1,
0.920%, 09/25/2046 (P)	426,956	292,358
Series 2007-QH9, Class A1,
1.388%, 11/25/2037 (P)	297,087	189,131
RBSGC Mortgage Loan Trust,
Series 2007-A, Class 2A4
6.250%, 01/25/2037	30,984	28,052
RFMSI Series Trust, Series 2005-SA3,
Class 1A 2.698%, 08/25/2035 (P)	167,830	133,846
Sequoia Mortgage Trust, Series 2007-3,
Class 2AA1 2.484%, 07/20/2037 (P)	41,579	34,735
Springleaf Mortgage Loan Trust,
Series 2013-2A, Class M1
3.520%, 12/25/2065 (P)(S)	785,171	800,694
Structured Adjustable Rate Mortgage
Loan Trust, Series 2004-13, Class A2
0.471%, 09/25/2034 (P)	50,561	44,825
UBS-Barclays Commercial
Mortgage Trust, Series 2013-C5,
Class A4 3.185%, 03/10/2046	605,000	623,561
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C23,
Class A4 5.418%, 01/15/2045 (P)	466,660	476,568
Wells Fargo Mortgage
Backed Securities Trust
Series 2005-AR16, Class 4A8,
2.609%, 10/25/2035 (P)	325,000	312,597
Series 2014-LC16, Class A5,
3.817%, 08/15/2050	435,000	468,424
Wells Fargo Mortgage Backed
Securities Trust, Series 2006-AR16,
Class A1 2.489%, 10/25/2036 (P)	363,618	338,329
WF-RBS Commercial Mortgage Trust
Series 2013-C15, Class A4,
4.153%, 08/15/2046 (P)	430,000	475,760
Series 2014-C19, Class A5,
4.101%, 03/15/2047	420,000	462,487
Series 2014-C20, Class A5,
3.995%, 05/15/2047	1,015,000	1,108,961
Series 2014-C21, Class A5,
3.678%, 08/15/2047	630,000	672,017
Series 2014-LC14, Class A5,
4.045%, 03/15/2047	1,015,000	1,111,084
		60,671,737

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency - 0.1%
Federal Home Loan Mortgage Corp.,
Series 2895, Class EK
4.000%, 11/15/2019	$38,846	$40,607
Federal National Mortgage Association
Series 2014-04, Class 1M2,
5.071%, 11/25/2024 (P)	160,000	169,303
Series 2014-C02, Class 2M2,
2.771%, 05/25/2024 (P)	70,000	64,479
Series 2014-C03, Class 1M2,
3.171%, 07/25/2024 (P)	375,000	354,138
Series 2014-C03, Class 2M2,
3.071%, 07/25/2024 (P)	275,000	258,456
Government National Mortgage
Association, Series 2006-38, Class XS
IO 7.078%, 09/16/2035	24,995	5,559
		892,542
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $61,321,867)		$61,564,279

ASSET BACKED SECURITIES - 5.7%
American Credit Acceptance
Receivables Trust, Series 2013-1,
Class A 1.450%, 04/16/2018 (S)	63,704	63,756
Apidos CLO XX, Series 2015-20A,
Class A1 1.766%, 01/16/2027 (P)(S)	1,280,000	1,280,040
Atlas Senior Loan Fund V, Ltd.,
Series 2014-1A, Class A
1.804%, 07/16/2026 (P)(S)	485,000	484,997
Atrium XI, Series 2011-A, Class B
2.385%, 10/23/2025 (P)(S)	390,000	389,649
CAL Funding II, Ltd., Series 2012-1A,
Class A 3.470%, 10/25/2027 (S)	180,167	181,924
Carlyle Global Market Strategies
CLO, Ltd., Series 2014-4A, Class A1
1.733%, 10/15/2026 (P)(S)	780,000	780,386
Cent CLO 17, Ltd., Series 2013-17A,
Class A1 1.554%, 01/30/2025 (P)(S)	1,210,000	1,195,792
Cent CLO 21, Ltd., Series 2014-21A,
Class A1A 1.746%, 07/27/2026 (P)(S)	525,000	524,046
Cent CLO 22, Ltd., Series 2014-22A,
Class A1 1.713%, 11/07/2026 (P)(S)	810,000	809,205
Consumer Credit Origination Loan Trust,
Series 2015-1, Class A
2.820%, 03/15/2021 (S)	445,000	448,028
CPS Auto Trust
Series 2012-C, Class A,
1.820%, 12/16/2019 (S)	157,002	157,780
Series 2013-D, Class A,
1.540%, 07/16/2018 (S)	232,789	233,043
Credit Acceptance Auto Loan Trust
Series 2012-1A, Class B,
3.120%, 03/16/2020 (S)	279,886	280,428
Series 2013-1A, Class A,
1.210%, 10/15/2020 (S)	655,000	655,443
Series 2013-2A, Class A,
1.500%, 04/15/2021 (S)	590,000	591,552
Series 2014-1A, Class A,
1.550%, 10/15/2021 (S)	1,015,000	1,014,220
Series 2014-2A, Class A,
1.880%, 03/15/2022 (S)	1,060,000	1,062,516

The accompanying notes are an integral part of the financial statements.	92

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Dryden XXIV Senior Loan Fund,
Series 2012-24A, Class B
2.507%, 11/15/2023 (P)(S)	$875,000	$875,135
First Investors Auto Owner Trust
Series 2013-1A, Class B,
1.810%, 10/15/2018 (S)	165,000	165,757
Series 2013-3A, Class A3,
1.440%, 10/15/2019 (S)	470,000	471,147
Series 2014-1A, Class A3,
1.490%, 01/15/2020 (S)	325,000	325,196
Series 2014-3A, Class A3,
1.670%, 11/16/2020 (S)	1,070,000	1,069,370
Series 2014-3A, Class B,
2.390%, 11/16/2020 (S)	290,000	290,234
Flagship Credit Auto Trust, Series 2014-1,
Class A 1.210%, 04/15/2019 (S)	252,825	252,260
Ford Credit Floorplan Master
Owner Trust A, Series 2014-1, Class B
1.400%, 02/15/2019	190,000	190,521
Galaxy XIX CLO, Ltd., Series 2015-19A,
Class A1A 1.806%, 01/24/2027 (P)(S)	1,630,000	1,627,539
Galaxy XVII CLO, Ltd., Series 2014-17A,
Class B 2.344%, 07/15/2026 (P)(S)	920,000	916,855
GM Financial Automobile Leasing Trust,
Series 2014-2A, Class B
1.960%, 03/20/2018 (S)	170,000	170,732
GSAA Home Equity Trust
Series 2006-15, Class AF6,
5.876%, 09/25/2036 (P)	768,793	436,012
Series 2006-20, Class 2A1A,
0.221%, 12/25/2046 (P)	704,774	470,315
Series 2006-10, Class AF3,
5.985%, 06/25/2036 (P)	296,129	176,396
GSAA Trust
Series 2005-7, Class AF4,
5.058%, 05/25/2035 (P)	430,000	382,800
Series 2007-3, Class 1A2,
0.341%, 03/25/2047 (P)	757,879	391,757
GSAMP Trust, Series 2007-FM2,
Class A2B 0.261%, 01/25/2037 (P)	613,777	370,908
Huntington Auto Trust, Series 2012-1,
Class B 1.710%, 08/15/2017	376,000	378,545
LCM X LP, Series 10AR, Class BR
2.153%, 04/15/2022 (P)(S)	775,000	774,898
Madison Park Funding XII, Ltd.,
Series 2014-12A, Class B1
2.407%, 07/20/2026 (P)(S)	920,000	921,745
Magnetite XII, Ltd., Series 2015-12A,
Class A 1.817%, 04/15/2027 (P)(S)	1,015,000	1,015,000
Newcastle Mortgage Securities Trust,
Series 2007-1, Class 2A3
0.401%, 04/25/2037 (P)	500,000	329,137
Oaktree EIF II Series A1, Ltd.,
Series 2015-B1A, Class A
1.908%, 02/15/2026 (P)(S)	1,425,000	1,425,000
OHA Credit Partners VII, Ltd.,
Series 2012-7A, Class A
1.680%, 11/20/2023 (P)(S)	1,105,000	1,101,861
Prestige Auto Receivables Trust,
Series 2012-1, Class B
2.490%, 04/16/2018 (S)	440,000	445,364
Race Point IX CLO, Ltd., Series 2015-9A,
Class A1 1.768%, 04/15/2027 (P)(S)	1,710,000	1,710,000

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Santander Drive Auto Receivables Trust
Series 2012-5, Class B,
1.560%, 08/15/2018	$498,099	$499,123
Series 2013-5, Class B,
1.550%, 10/15/2018	835,000	838,218
Series 2013-5, Class C,
2.250%, 06/17/2019	155,000	156,397
Series 2014-1, Class C,
2.360%, 04/15/2020	805,000	809,760
Series 2014-4, Class B,
1.820%, 05/15/2019	250,000	249,541
Securitized Asset Backed
Receivables LLC Trust,
Series 2006-HE1, Class A2B
0.261%, 07/25/2036 (P)	251,199	123,188
Seneca Park CLO, Ltd., Series 2014-1A,
Class A 1.737%, 07/17/2026 (P)(S)	340,000	339,351
Soundview Home Loan Trust,
Series 2007-OPT2, Class 2A3
0.351%, 07/25/2037 (P)	55,000	34,242
SpringCastle America Funding LLC,
Series 2014-AA, Class A
2.700%, 05/25/2023 (S)	978,643	981,194
Springleaf Funding Trust,
Series 2014-AA, Class A
2.410%, 12/15/2022 (S)	945,000	943,648
Volvo Financial Equipment LLC,
Series 2012-1A, Class B
1.510%, 08/15/2017 (S)	230,000	230,635
Westlake Automobile Receivables Trust,
Series 2014-2A, Class B
1.580%, 04/15/2020 (S)	1,115,000	1,115,793
TOTAL ASSET BACKED SECURITIES (Cost $32,994,733)		$33,158,379

PREFERRED SECURITIES - 0.2%
Financials - 0.2%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)	32,500	863,200
TOTAL PREFERRED SECURITIES (Cost $910,000)		$863,200

PURCHASED OPTIONS - 0.0%
Put options - 0.0%
Over the Counter on 10 Year Interest Rate
Swap. Receive a fixed rate of 3.500%
and pay a floating rate based on 1-year
LIBOR (Expiration Date: 04/29/2015;
Strike Rate: 3.500%; Counterparty:
Goldman Sachs & Company) (I)	6,260,000	128
Call options - 0.0%
Over the Counter on the EUR vs. USD
(Expiration Date: 08/20/2015; Strike
Price: EUR 1.14; Counterparty: Bank of
America NA) (I)	340,000	6,514
TOTAL PURCHASED OPTIONS (Cost $121,407)		$6,642

SECURITIES LENDING COLLATERAL - 0.1%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	60,483	605,140
TOTAL SECURITIES LENDING
COLLATERAL (Cost $605,152)		$605,140

The accompanying notes are an integral part of the financial statements.	93

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Investment Quality Bond Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 23.6%
U.S. Government Agency - 16.9%
Federal Home Loan Bank Discount Note
0.100%, 03/06/2015*	$97,750,000	$97,749,805
Repurchase agreement - 6.7%
BNP Paribas Tri-Party Repurchase
Agreement dated 02/27/2015 at 0.080%
to be repurchased at $3,300,022 on
03/02/2015, collateralized by
$1,878,202 Federal Home Loan
Mortgage Corp., 3.000% - 6.500% due
11/01/2017 to 02/01/2045 (valued at
$2,086,548, including interest) and
$1,170,612 Federal National Mortgage
Association, 2.500% - 6.500% due
11/01/2020 to 12/01/2042 (valued at
$1,279,452, including interest)	3,300,000	3,300,000
Goldman Sachs Tri-Party Repurchase
Agreement dated 02/27/2015 at 0.060%
to be repurchased at $20,900,105 on
03/02/2015, collateralized by
$18,892,959 Federal Home Loan
Mortgage Corp., 3.500% due
08/01/2042 (valued at $19,815,044,
including interest) and $1,354,448
Federal National Mortgage Association,
2.500% - 4.500% due 07/01/2021 to
04/01/2044 (valued at $1,502,956,
including interest)	20,900,000	20,900,000
Societe Generale SA Tri-Party Repurchase
Agreement dated 02/27/2015 at 0.070%
to be repurchased at $14,500,085 on
03/02/2015, collateralized by
$1,280,700 U.S. Treasury Bonds,
3.125% due 08/15/2044 (valued at
$1,418,101, including interest) and
$13,105,400 U.S. Treasury Notes,
0.750% - 2.000% due 02/28/2018 to
05/15/2023 (valued at $13,371,903,
including interest)	14,500,000	14,500,000
		38,700,000
TOTAL SHORT-TERM INVESTMENTS (Cost $136,448,639)		$136,449,805
Total Investments (Investment Quality Bond Fund)
(Cost $694,663,939) - 121.5%		$702,574,983
Other assets and liabilities, net - (21.5%)		(124,426,321)
TOTAL NET ASSETS - 100.0%		$578,148,662

Lifestyle II Aggressive Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 67.0%
Equity - 67.0%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	1,001,761	$13,814,289
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $13,668,105)		$13,814,289

Lifestyle II Aggressive Portfolio (continued)

	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES - 33.0%
Exchange-traded funds - 33.0%
Financial Select Sector SPDR Fund	17,550	427,343
iShares MSCI USA Minimum Volatility ETF	25,005	1,043,959
Vanguard Consumer Staples ETF	2,363	304,118
Vanguard Dividend Appreciation ETF	10,362	857,974
Vanguard Energy ETF	2,767	308,271
Vanguard FTSE Emerging Markets ETF	19,999	835,958
Vanguard Health Care ETF	2,692	359,705
Vanguard Information Technology ETF	5,662	618,347
Vanguard Materials ETF	911	102,560
Vanguard Mid-Cap ETF	6,235	800,449
Vanguard MSCI EAFE ETF	11,974	484,947
Vanguard REIT ETF	2,492	207,758
Vanguard Small-Cap ETF	3,724	449,785
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $6,537,828)		$6,801,174
Total Investments (Lifestyle II Aggressive Portfolio)
(Cost $20,205,933) - 100.0%		$20,615,463
Other assets and liabilities, net - 0.0%		5,629
TOTAL NET ASSETS - 100.0%		$20,621,092

Lifestyle II Balanced Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 41.5%
Equity - 41.5%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	1,743,144	$24,037,961
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $23,430,483)		$24,037,961

UNAFFILIATED INVESTMENT COMPANIES - 58.4%
Exchange-traded funds - 58.4%
Financial Select Sector SPDR Fund	35,459	863,427
iShares iBoxx Investment Grade Corporate
Bond ETF	16,642	2,026,996
iShares JPMorgan USD Emerging Markets
Bond ETF	6,896	775,455
iShares MSCI USA Minimum Volatility ETF	55,810	2,330,068
iShares TIPS Bond ETF	5,091	581,087
PowerShares Senior Loan Portfolio	139,783	3,381,351
SPDR Barclays High Yield Bond ETF	125,211	4,980,890
Vanguard Consumer Staples ETF	3,648	469,498
Vanguard Dividend Appreciation ETF	22,515	1,864,242
Vanguard Energy ETF	5,480	610,527
Vanguard FTSE Emerging Markets ETF	15,767	659,061
Vanguard Health Care ETF	5,401	721,682
Vanguard Information Technology ETF	10,544	1,151,510
Vanguard Intermediate-Term Bond ETF	19,299	1,657,205
Vanguard Intermediate-Term Corporate
Bond ETF	53,875	4,719,989
Vanguard Materials ETF	1,788	201,293
Vanguard Mid-Cap ETF	8,937	1,147,332
Vanguard MSCI EAFE ETF	14,463	585,752
Vanguard REIT ETF	8,729	727,737
Vanguard Small-Cap ETF	4,002	483,362

The accompanying notes are an integral part of the financial statements.	94

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle II Balanced Portfolio (continued)

	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
Vanguard Total Bond Market ETF	46,494	$3,863,651
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $33,086,372)		$33,802,115
Total Investments (Lifestyle II Balanced Portfolio)
(Cost $56,516,855) - 99.9%		$57,840,076
Other assets and liabilities, net - 0.1%		36,676
TOTAL NET ASSETS - 100.0%		$57,876,752

Lifestyle II Conservative Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 14.8%
Equity - 14.8%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	116,793	$1,610,573
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $1,561,447)		$1,610,573

UNAFFILIATED INVESTMENT COMPANIES - 86.0%
Exchange-traded funds - 86.0%
iShares iBoxx Investment Grade Corporate
Bond ETF	7,819	952,355
iShares JPMorgan USD Emerging Markets
Bond ETF	2,427	272,916
iShares MSCI USA Minimum Volatility ETF	7,286	304,191
iShares TIPS Bond ETF	2,595	296,193
PowerShares Senior Loan Portfolio	45,601	1,103,088
SPDR Barclays High Yield Bond ETF	29,030	1,154,813
Vanguard Consumer Staples ETF	473	60,875
Vanguard Dividend Appreciation ETF	2,941	243,515
Vanguard Energy ETF	370	41,222
Vanguard Intermediate-Term Bond ETF	9,071	778,927
Vanguard Intermediate-Term Corporate
Bond ETF	25,350	2,220,914
Vanguard Materials ETF	126	14,185
Vanguard Mid-Cap ETF	196	25,162
Vanguard REIT ETF	1,320	110,048
Vanguard Total Bond Market ETF	21,904	1,820,223
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $9,287,398)		$9,398,627
Total Investments (Lifestyle II Conservative Portfolio)
(Cost $10,848,845) - 100.8%		$11,009,200
Other assets and liabilities, net - (0.8%)		(85,470)
TOTAL NET ASSETS - 100.0%		$10,923,730

Lifestyle II Growth Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 54.9%
Equity - 54.9%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	1,688,988	$23,291,148
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $22,797,738)		$23,291,148

UNAFFILIATED INVESTMENT COMPANIES - 45.1%
Exchange-traded funds - 45.1%
Financial Select Sector SPDR Fund	30,880	751,928
iShares iBoxx Investment Grade Corporate
Bond ETF	5,338	650,168
iShares JPMorgan USD Emerging Markets
Bond ETF	3,815	428,997
iShares MSCI USA Minimum Volatility ETF	54,864	2,290,572
iShares TIPS Bond ETF	1,868	213,214
PowerShares Senior Loan Portfolio	52,079	1,259,791
SPDR Barclays High Yield Bond ETF	45,422	1,806,887
Vanguard Consumer Staples ETF	4,533	583,397
Vanguard Dividend Appreciation ETF	22,483	1,861,592
Vanguard Energy ETF	4,249	473,381
Vanguard FTSE Emerging Markets ETF	23,261	972,310
Vanguard Health Care ETF	4,751	634,829
Vanguard Information Technology ETF	9,715	1,060,975
Vanguard Intermediate-Term Bond ETF	6,190	531,535
Vanguard Intermediate-Term Corporate
Bond ETF	17,296	1,515,303
Vanguard Materials ETF	1,387	156,148
Vanguard Mid-Cap ETF	10,168	1,305,368
Vanguard MSCI EAFE ETF	12,153	492,197
Vanguard REIT ETF	5,125	427,271
Vanguard Small-Cap ETF	3,813	460,534
Vanguard Total Bond Market ETF	14,914	1,239,353
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $18,496,082)		$19,115,750
Total Investments (Lifestyle II Growth Portfolio)
(Cost $41,293,820) - 100.0%		$42,406,898
Other assets and liabilities, net - 0.0%		4,772
TOTAL NET ASSETS - 100.0%		$42,411,670

Lifestyle II Moderate Portfolio

	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES (G) - 27.5%
Equity - 27.5%
Strategic Equity Allocation, Class NAV
(John Hancock) (A)(1)	356,419	$4,915,017
TOTAL AFFILIATED INVESTMENT
COMPANIES (Cost $4,866,203)		$4,915,017

UNAFFILIATED INVESTMENT COMPANIES - 72.4%
Exchange-traded funds - 72.4%
iShares iBoxx Investment Grade Corporate
Bond ETF	8,729	1,063,191
iShares JPMorgan USD Emerging Markets
Bond ETF	2,960	332,852
iShares MSCI USA Minimum Volatility ETF	19,237	803,145
iShares TIPS Bond ETF	2,092	238,781
PowerShares Senior Loan Portfolio	64,027	1,548,813

The accompanying notes are an integral part of the financial statements.	95

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Lifestyle II Moderate Portfolio (continued)

	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
Exchange-traded funds (continued)
SPDR Barclays High Yield Bond ETF	49,979	$1,988,165
Vanguard Consumer Staples ETF	1,308	168,340
Vanguard Dividend Appreciation ETF	7,782	644,350
Vanguard Energy ETF	1,204	134,138
Vanguard FTSE Emerging Markets ETF	2,137	89,327
Vanguard Intermediate-Term Bond ETF	10,135	870,292
Vanguard Intermediate-Term Corporate
Bond ETF	28,302	2,479,538
Vanguard Materials ETF	394	44,357
Vanguard Mid-Cap ETF	1,679	215,550
Vanguard MSCI EAFE ETF	1,720	69,660
Vanguard REIT ETF	2,158	179,912
Vanguard Small-Cap ETF	544	65,704
Vanguard Total Bond Market ETF	24,415	2,028,887
TOTAL UNAFFILIATED INVESTMENT
COMPANIES (Cost $12,794,023)		$12,965,002
Total Investments (Lifestyle II Moderate Portfolio)
(Cost $17,660,226) - 99.9%		$17,880,019
Other assets and liabilities, net - 0.1%		10,123
TOTAL NET ASSETS - 100.0%		$17,890,142

Mid Cap Stock Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 89.7%
Consumer discretionary - 20.8%
Automobiles - 1.8%
Harley-Davidson, Inc.	346,861	$22,049,950
Tesla Motors, Inc. (I)(L)	45,906	9,334,526
		31,384,476
Diversified consumer services - 0.1%
The Honest Company, Inc. (I)(R)	52,540	1,398,615
Hotels, restaurants and leisure - 7.3%
Chipotle Mexican Grill, Inc. (I)	44,687	29,715,514
Diamond Resorts International, Inc. (I)	952,996	33,021,311
Hilton Worldwide Holdings, Inc. (I)	708,515	20,029,719
Panera Bread Company, Class A (I)	132,019	21,311,827
Wyndham Worldwide Corp.	209,323	19,148,868
		123,227,239
Household durables - 3.5%
GoPro, Inc., Class A (I)(L)	367,662	15,434,451
Harman International Industries, Inc.	164,610	22,714,534
Whirlpool Corp.	96,270	20,404,427
		58,553,412
Internet and catalog retail - 2.7%
Netflix, Inc. (I)	95,182	45,202,884
Media - 1.6%
IMAX Corp. (I)(L)	770,805	26,955,051
Specialty retail - 1.6%
Advance Auto Parts, Inc.	172,427	26,714,115
Textiles, apparel and luxury goods - 2.2%
Kate Spade & Company (I)	599,899	20,666,521
Samsonite International SA	4,767,900	15,075,203

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods (continued)
Vince Holding Corp. (I)	64,131	$1,457,698
		37,199,422
		350,635,214
Consumer staples - 2.8%
Beverages - 1.4%
Monster Beverage Corp. (I)	165,790	23,396,285
Food and staples retailing - 1.4%
Whole Foods Market, Inc.	431,588	24,380,406
		47,776,691
Energy - 1.7%
Oil, gas and consumable fuels - 1.7%
Diamondback Energy, Inc. (I)	132,956	9,467,797
Energen Corp.	149,265	9,648,490
Pioneer Natural Resources Company	63,264	9,649,025
		28,765,312
		28,765,312
Financials - 6.3%
Capital markets - 2.1%
Julius Baer Group, Ltd. (I)	322,305	14,892,157
Northern Trust Corp.	300,823	21,006,470
		35,898,627
Diversified financial services - 0.4%
Nomad Holdings, Ltd. (I)	661,578	6,784,478
Insurance - 1.2%
Assured Guaranty, Ltd.	747,694	19,828,845
Real estate - 0.1%
WeWork Companies, Inc., Class A (I)(R)	35,488	590,916
Real estate investment trusts - 1.2%
Paramount Group, Inc.	1,127,331	20,686,524
Real estate management and development - 1.3%
CBRE Group, Inc., Class A (I)	629,337	21,561,086
		105,350,476
Health care - 16.6%
Biotechnology - 2.8%
Alnylam Pharmaceuticals, Inc. (I)	73,571	7,469,664
Incyte Corp. (I)	145,804	12,517,273
Isis Pharmaceuticals, Inc. (I)(L)	132,690	9,097,226
Regeneron Pharmaceuticals, Inc. (I)	44,858	18,564,035
		47,648,198
Health care equipment and supplies - 5.9%
Becton, Dickinson and Company	191,426	28,086,023
DexCom, Inc. (I)	543,359	33,003,626
HeartWare International, Inc. (I)	234,636	19,998,026
Insulet Corp. (I)	564,259	17,903,938
		98,991,613
Health care providers and services - 1.1%
Envision Healthcare Holdings, Inc. (I)	522,369	19,129,153
Health care technology - 2.4%
Cerner Corp. (I)	234,296	16,883,370
Veeva Systems, Inc., Class A (I)	734,360	22,669,693
		39,553,063
Pharmaceuticals - 4.4%
Actavis PLC (I)	96,464	28,105,751
Mylan, Inc. (I)	368,797	21,141,288

The accompanying notes are an integral part of the financial statements.	96

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Ono Pharmaceutical Company, Ltd.	246,160	$24,530,488
		73,777,527
		279,099,554
Industrials - 16.6%
Aerospace and defense - 2.7%
DigitalGlobe, Inc. (I)	672,738	22,368,539
Textron, Inc.	523,226	23,184,144
		45,552,683
Airlines - 1.1%
Spirit Airlines, Inc. (I)	240,922	18,738,913
Building products - 2.0%
Fortune Brands Home & Security, Inc.	368,219	17,055,904
Owens Corning	433,800	17,204,508
		34,260,412
Construction and engineering - 1.6%
AECOM (I)	862,783	25,935,257
Electrical equipment - 3.6%
Acuity Brands, Inc.	159,543	25,284,375
AMETEK, Inc.	209,800	11,148,772
Generac Holdings, Inc. (I)(L)	492,848	24,292,478
		60,725,625
Professional services - 1.0%
IHS, Inc., Class A (I)	138,487	16,276,377
Road and rail - 2.3%
Kansas City Southern	158,681	18,381,607
Landstar System, Inc.	293,660	20,620,805
		39,002,412
Trading companies and distributors - 2.3%
Fastenal Company	503,979	20,940,327
HD Supply Holdings, Inc. (I)	576,362	17,005,561
		37,945,888
		278,437,567
Information technology - 21.8%
Communications equipment - 2.3%
Arista Networks, Inc. (I)(L)	287,459	19,895,037
F5 Networks, Inc. (I)	151,021	17,837,845
		37,732,882
Electronic equipment, instruments and components - 3.6%
CDW Corp.	311,100	11,706,693
Cognex Corp. (I)	520,009	23,239,202
TE Connectivity, Ltd.	359,677	25,943,502
		60,889,397
Internet software and services - 6.6%
Akamai Technologies, Inc. (I)	396,956	27,592,412
CoStar Group, Inc. (I)	124,136	24,722,926
Equinix, Inc.	78,444	17,585,184
New Relic, Inc. (I)(L)	36,400	1,254,344
New Relic, Inc. (I)	90,289	2,976,727
Shutterstock, Inc. (I)(L)	232,022	13,120,844
Zillow Group, Inc. (I)(L)	198,162	22,739,090
		109,991,527
Semiconductors and semiconductor equipment - 3.9%
First Solar, Inc. (I)	163,852	9,789,338
Freescale Semiconductor, Ltd. (I)	190,679	6,885,419
NXP Semiconductors NV (I)	320,288	27,190,850

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Sumco Corp.	525,240	$10,560,550
SunEdison, Inc. (I)(L)	534,869	11,842,000
		66,268,157
Software - 5.4%
Cadence Design Systems, Inc. (I)	874,012	16,042,490
FactSet Research Systems, Inc.	107,571	16,732,669
Mobileye NV (I)(L)	471,904	16,743,154
ServiceNow, Inc. (I)	67,740	5,165,852
Solera Holdings, Inc.	387,928	21,623,107
Tyler Technologies, Inc. (I)	125,119	14,935,455
		91,242,727
		366,124,690
Materials - 3.1%
Chemicals - 1.8%
Platform Specialty Products Corp. (I)	1,168,169	30,115,397
Construction materials - 1.3%
Martin Marietta Materials, Inc.	153,129	21,794,851
		51,910,248
TOTAL COMMON STOCKS (Cost $1,250,656,235)		$1,508,099,752

PREFERRED SECURITIES - 6.8%
Consumer discretionary - 0.2%
The Honest Company, Inc. (I)(R)	122,593	3,263,426
Financials - 0.8%
Forward Venture (I)(R)	197,507	5,589,665
Redfin Corp. (I)(R)	1,074,553	3,543,553
WeWork Companies, Inc., Series D1 (I)(R)	176,378	2,936,898
WeWork Companies, Inc., Series D2 (I)(R)	138,582	2,307,551
		14,377,667
Health care - 0.2%
ConforMIS, Inc. (I)(R)	372,231	2,977,848
Industrials - 0.4%
Lithium Technology Corp. (I)(R)	1,161,748	6,041,090
Information technology - 5.2%
Apigee Corp., Series H (I)(R)	1,877,800	7,360,976
DocuSign, Inc., Series B (I)(R)	10,938	165,820
DocuSign, Inc., Series B1 (I)(R)	3,276	49,664
DocuSign, Inc., Series D (I)(R)	7,860	119,158
DocuSign, Inc., Series E (I)(R)	203,275	3,081,649
DraftKings, Inc. (I)(R)	1,058,252	1,906,210
Essence Group Holdings Corp. (I)(R)	2,576,993	5,076,676
Lookout, Inc., Series F (I)(R)	341,649	3,902,691
Nutanix, Inc. (I)(R)	273,945	4,287,239
One Kings Lane, Inc. (I)(R)	529,764	7,665,685
Pure Storage, Inc., Series F (I)(R)	368,950	6,541,484
Uber Technologies, Inc. (I)(R)	1,059,388	35,296,160
Veracode, Inc. (I)(R)	254,658	7,201,728
Zuora, Inc. (I)(R)	1,403,516	5,332,378
		87,987,518
TOTAL PREFERRED SECURITIES (Cost $89,310,103)		$114,647,549

WARRANTS - 0.0%
Nomad Holdings, Ltd. (Expiration Date:
04/10/2017; Strike Price: $11.50) (I)	661,600	215,020
TOTAL WARRANTS (Cost $6,616)		$215,020

The accompanying notes are an integral part of the financial statements.	97

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Mid Cap Stock Fund (continued)

	Shares or Principal Amount	Value
SECURITIES LENDING COLLATERAL - 6.4%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	10,683,960	106,895,156
TOTAL SECURITIES LENDING
COLLATERAL (Cost $106,897,489)		$106,895,156

SHORT-TERM INVESTMENTS - 4.2%
Money market funds - 0.4%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	6,804,377	6,804,377
Repurchase agreement - 3.8%
Societe Generale SA Tri-Party Repurchase
Agreement dated 02/27/2015 at 0.070% to
be repurchased at $64,600,377 on
03/02/2015, collateralized by $65,893,300
U.S. Treasury Bills, 0.000% due 04/02/2015
(valued at $65,892,048, including interest)	$64,600,000	$64,600,000
TOTAL SHORT-TERM INVESTMENTS (Cost $71,404,377)		$71,404,377
Total Investments (Mid Cap Stock Fund)
(Cost $1,518,274,820) - 107.1%		$1,801,261,854
Other assets and liabilities, net - (7.1%)		(119,811,462)
TOTAL NET ASSETS - 100.0%		$1,681,450,392

Mid Value Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 90.0%
Consumer discretionary - 10.5%
Auto components - 0.2%
Visteon Corp. (I)	20,500	$2,060,864
Diversified consumer services - 1.1%
Graham Holdings Company, Class B	3,400	3,353,692
Houghton Mifflin Harcourt Company (I)	83,900	1,659,542
Strayer Education, Inc. (I)	113,300	6,896,570
		11,909,804
Leisure products - 1.2%
Hasbro, Inc.	6,100	380,122
Mattel, Inc.	372,600	9,806,832
Sankyo Company, Ltd.	60,500	2,283,522
		12,470,476
Media - 4.5%
Cablevision Systems Corp., Class A	694,000	13,033,320
DreamWorks Animation
SKG, Inc., Class A (I) (L)	114,900	2,460,009
News Corp., Class A (I)	733,000	12,662,575
Scholastic Corp.	145,700	5,392,357
Tribune Company, Class A (I)	212,400	14,012,028
		47,560,289
Multiline retail - 1.8%
Kohl’s Corp.	256,500	18,929,700
Specialty retail - 0.7%
Abercrombie & Fitch Company, Class A	62,700	1,551,198
American Eagle Outfitters, Inc.	110,600	1,655,682
CarMax, Inc. (I)	24,500	1,644,195
The Gap, Inc.	59,300	2,466,880
		7,317,955

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods - 1.0%
Coach, Inc.	231,800	$10,094,890
		110,343,978
Consumer staples - 7.7%
Beverages - 0.3%
Carlsberg A/S, Class B	43,764	3,741,338
Food and staples retailing - 2.1%
Sysco Corp.	449,200	17,514,308
The Kroger Company	62,400	4,439,760
		21,954,068
Food products - 4.3%
Archer-Daniels-Midland Company	114,200	5,467,896
Bunge, Ltd.	242,600	19,839,828
Dean Foods Company	97,900	1,578,148
Flowers Foods, Inc.	159,400	3,449,416
Kellogg Company	105,700	6,815,536
McCormick & Company, Inc.	76,600	5,774,108
Tootsie Roll Industries, Inc. (L)	62,630	2,065,537
		44,990,469
Household products - 0.4%
The Clorox Company	39,000	4,236,960
Personal products - 0.6%
Avon Products, Inc.	722,400	6,147,624
		81,070,459
Energy - 6.0%
Energy equipment and services - 0.8%
Exterran Holdings, Inc.	163,600	5,312,092
SEACOR Holdings, Inc. (I)	40,500	2,936,655
		8,248,747
Oil, gas and consumable fuels - 5.2%
California Resources Corp.	17,200	123,152
Cameco Corp. (I)	552,600	8,537,670
CONSOL Energy, Inc.	187,800	6,047,160
Hess Corp.	47,500	3,566,300
Murphy Oil Corp.	177,500	9,032,975
Talisman Energy, Inc.	1,817,400	14,145,510
WPX Energy, Inc. (I)	1,183,600	12,759,208
		54,211,975
		62,460,722
Financials - 27.2%
Banks - 4.6%
CIT Group, Inc.	230,000	10,637,500
Commerce Bancshares, Inc.	108,478	4,504,007
First Horizon National Corp.	986,658	14,099,343
First Niagara Financial Group, Inc.	1,080,700	9,575,002
SunTrust Banks, Inc.	118,400	4,854,400
WestAmerica Bancorp.	103,300	4,449,131
		48,119,383
Capital markets - 6.6%
E*TRADE Financial Corp. (I)	895,410	23,311,999
Lazard, Ltd., Class A	307,800	15,660,864
Legg Mason, Inc.	74,400	4,260,888
Northern Trust Corp.	331,600	23,155,628
Waddell & Reed Financial, Inc., Class A	67,600	3,343,496
		69,732,875
Consumer finance - 1.2%
Ally Financial, Inc. (I)	589,110	12,241,706

The accompanying notes are an integral part of the financial statements.	98

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified financial services - 1.1%
FNFV Group (I)	49,214	$732,796
Groupe Bruxelles Lambert SA	14,621	1,277,501
PHH Corp. (I)	394,400	9,576,032
		11,586,329
Insurance - 9.7%
CNA Financial Corp.	287,900	12,042,857
Enstar Group, Ltd. (I)	9,400	1,307,540
First American Financial Corp.	471,900	16,530,657
FNF Group	272,787	10,016,739
Kemper Corp.	215,100	7,915,680
Loews Corp.	175,000	7,176,750
Marsh & McLennan Companies, Inc.	335,400	19,080,906
OneBeacon Insurance Group, Ltd., Class A	116,300	1,744,500
The Progressive Corp.	277,200	7,387,380
White Mountains Insurance Group, Ltd.	22,200	14,810,730
Willis Group Holdings PLC	74,100	3,536,052
		101,549,791
Real estate investment trusts - 2.9%
AvalonBay Communities, Inc.	22,900	3,854,986
Rayonier, Inc.	426,000	11,676,660
Washington Real Estate Investment Trust	194,200	5,503,628
Weingarten Realty Investors	33,600	1,216,992
Weyerhaeuser Company	251,797	8,840,593
		31,092,859
Real estate management and development - 0.5%
The St. Joe Company (I)	289,700	4,922,003
Thrifts and mortgage finance - 0.6%
Capitol Federal Financial, Inc.	537,912	6,675,488
		285,920,434
Health care - 11.0%
Biotechnology - 0.2%
Seattle Genetics, Inc. (I)	51,200	1,856,000
Health care equipment and supplies - 2.2%
Haemonetics Corp. (I)	84,000	3,734,640
Hologic, Inc. (I)	579,700	18,770,686
Thoratec Corp. (I)	20,400	830,688
		23,336,014
Health care providers and services - 4.1%
HealthSouth Corp.	168,000	7,301,280
Humana, Inc.	44,800	7,364,224
Quest Diagnostics, Inc.	178,700	12,534,018
Select Medical Holdings Corp.	686,900	9,314,364
Tenet Healthcare Corp. (I)	150,825	6,983,198
		43,497,084
Pharmaceuticals - 4.5%
Hospira, Inc. (I)	380,500	33,308,970
Zoetis, Inc.	293,000	13,504,370
		46,813,340
		115,502,438
Industrials - 10.3%
Aerospace and defense - 3.3%
Bombardier, Inc. (I) (R)	899,763	1,646,794
Bombardier, Inc., Class B	972,300	2,022,222
KLX, Inc. (I)	44,000	1,757,360
Textron, Inc.	656,800	29,102,808
		34,529,184

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Air freight and logistics - 2.4%
C.H. Robinson Worldwide, Inc.	219,400	$16,301,420
Expeditors International of Washington, Inc.	190,300	9,191,490
		25,492,910
Airlines - 0.5%
Southwest Airlines Company	112,700	4,873,148
Commercial services and supplies - 1.4%
Cintas Corp.	174,500	14,567,260
Construction and engineering - 0.9%
KBR, Inc.	581,900	9,479,151
Machinery - 0.9%
Harsco Corp.	209,300	3,451,357
Ingersoll-Rand PLC	22,700	1,525,213
Xylem, Inc.	137,600	4,912,320
		9,888,890
Professional services - 0.9%
ManpowerGroup, Inc.	117,500	9,454,050
		108,284,593
Information technology - 4.0%
Communications equipment - 0.5%
ADTRAN, Inc.	232,600	5,007,878
Motorola Solutions, Inc.	7,900	536,726
		5,544,604
Electronic equipment, instruments and components - 0.4%
AVX Corp.	268,500	3,826,125
IT services - 0.2%
The Western Union Company	116,300	2,270,176
Semiconductors and semiconductor equipment - 2.9%
Applied Materials, Inc.	552,500	13,840,125
ASML Holding NV	27,776	2,990,920
Broadcom Corp., Class A	120,900	5,468,307
Marvell Technology Group, Ltd.	509,200	8,208,304
		30,507,656
Software - 0.0%
FactSet Research Systems, Inc.	1,400	217,770
		42,366,331
Materials - 7.8%
Chemicals - 1.0%
The Scotts Miracle-Gro Company, Class A	154,000	10,088,540
Construction materials - 1.8%
Vulcan Materials Company	226,000	18,758,000
Containers and packaging - 1.9%
MeadWestvaco Corp.	217,300	11,529,938
Packaging Corp. of America	108,300	8,973,738
		20,503,676
Metals and mining - 2.3%
Compania de Minas Buenaventura SA, ADR	351,500	4,070,370
Franco-Nevada Corp. (L)	119,800	6,321,101
Lonmin PLC (I) (L)	1,196,628	2,891,984
Newmont Mining Corp.	436,200	11,485,146
		24,768,601
Paper and forest products - 0.8%
Louisiana-Pacific Corp. (I)	487,300	8,201,259
		82,320,076

The accompanying notes are an integral part of the financial statements.	99

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Mid Value Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunication services - 0.7%
Wireless telecommunication services - 0.7%
Telephone & Data Systems, Inc.	302,456	$7,694,481
Utilities - 4.8%
Electric utilities - 3.2%
American Electric Power Company, Inc.	123,900	7,134,162
Duke Energy Corp.	24,099	1,892,976
FirstEnergy Corp.	681,754	23,847,755
PPL Corp.	6,200	211,420
		33,086,313
Independent power and renewable electricity producers - 1.6%
AES Corp.	421,900	5,472,043
Calpine Corp. (I)	110,500	2,342,600
NRG Energy, Inc.	370,119	8,875,454
		16,690,097
		49,776,410
TOTAL COMMON STOCKS (Cost $705,648,979)		$945,739,922

CONVERTIBLE BONDS - 0.4%
Industrials - 0.4%
UTi Worldwide, Inc. 4.500%, 03/01/2019 (S)	$3,323,000	$3,767,451
TOTAL CONVERTIBLE BONDS (Cost $3,323,000)		$3,767,451

SECURITIES LENDING COLLATERAL - 0.7%
John Hancock
Collateral Trust, 0.0869% (W) (Y)	763,578	7,639,755
TOTAL SECURITIES LENDING
COLLATERAL (Cost $7,639,976)		$7,639,755

SHORT-TERM INVESTMENTS - 9.5%
Money market funds - 9.5%
T. Rowe Price Reserve Investment
Fund, 0.0586% (Y)	99,384,394	99,384,394
TOTAL SHORT-TERM INVESTMENTS (Cost $99,384,394)		$99,384,394
Total Investments (Mid Value Fund)
(Cost $815,996,349) - 100.6%		$1,056,531,522
Other assets and liabilities, net - (0.6%)		(6,280,427)
TOTAL NET ASSETS - 100.0%		$1,050,251,095

Real Estate Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 93.3%
Consumer discretionary - 2.0%
Hotels, restaurants and leisure - 2.0%
Hilton Worldwide Holdings, Inc. (I)	168,444	$4,761,912
Financials - 91.3%
Real estate investment trusts - 90.8%
Diversified REITs - 1.4%
PS Business Parks, Inc.	40,800	3,393,744
Industrial REITs - 7.9%
DCT Industrial Trust, Inc.	137,700	4,968,216
EastGroup Properties, Inc.	40,000	2,520,000

Real Estate Equity Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Industrial REITs (continued)
Prologis, Inc.	231,544	$9,889,244
Terreno Realty Corp.	88,600	1,952,744
		19,330,204
Office REITs - 18.0%
Alexandria Real Estate Equities, Inc.	27,800	2,666,298
Boston Properties, Inc.	60,050	8,251,471
Douglas Emmett, Inc.	194,400	5,612,328
Highwoods Properties, Inc.	99,200	4,524,512
Kilroy Realty Corp.	80,700	5,969,379
SL Green Realty Corp.	69,800	8,859,714
Vornado Realty Trust	73,874	8,129,095
		44,012,797
Residential REITs - 18.3%
American Campus Communities, Inc.	50,400	2,080,008
AvalonBay Communities, Inc.	75,516	12,712,363
Camden Property Trust	81,600	5,939,664
Equity Residential	136,150	10,487,635
Essex Property Trust, Inc.	51,207	11,389,973
Home Properties, Inc.	18,400	1,228,568
Post Properties, Inc.	14,400	818,928
		44,657,139
Retail REITs - 33.1%
Acadia Realty Trust	137,100	4,683,336
CBL & Associates Properties, Inc.	99,414	1,990,268
Federal Realty Investment Trust	63,380	9,001,861
General Growth Properties, Inc.	358,194	10,391,208
Kimco Realty Corp.	230,100	6,047,028
Regency Centers Corp.	111,140	7,294,118
Simon Property Group, Inc.	116,600	22,195,976
Taubman Centers, Inc.	37,800	2,734,452
The Macerich Company	111,212	9,302,884
Urban Edge Properties	87,637	2,098,030
Weingarten Realty Investors	138,300	5,009,226
		80,748,387
Specialized REITs - 12.1%
Healthcare Realty Trust, Inc.	144,900	4,135,446
Host Hotels & Resorts, Inc.	210,362	4,417,602
Pebblebrook Hotel Trust	83,500	4,056,430
Plum Creek Timber Company, Inc.	59,000	2,562,960
Public Storage	53,500	10,551,270
RLJ Lodging Trust	69,400	2,207,614
Sunstone Hotel Investors, Inc.	90,100	1,572,245
		29,503,567
		221,645,838
Real estate management and development - 0.5%
Alexander & Baldwin, Inc.	30,900	1,249,287
		222,895,125
TOTAL COMMON STOCKS (Cost $86,153,632)		$227,657,037

CONVERTIBLE BONDS - 1.0%
Financials - 1.0%
Real estate operating companies - 1.0%
Forest City Enterprises, Inc.
4.250%, 08/15/2018	$1,969,000	$2,450,174
TOTAL CONVERTIBLE BONDS (Cost $1,935,487)		$2,450,174

The accompanying notes are an integral part of the financial statements.	100

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Real Estate Equity Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 5.3%
Money market funds - 5.3%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	911,594	911,594
T. Rowe Price Reserve Investment
Fund, 0.0586% (Y)	12,113,342	12,113,342
		13,024,936
TOTAL SHORT-TERM INVESTMENTS (Cost $13,024,936)		$13,024,936
Total Investments (Real Estate Equity Fund)
(Cost $101,114,055) - 99.6%		$243,132,147
Other assets and liabilities, net - 0.4%		899,147
TOTAL NET ASSETS - 100.0%		$244,031,294

Real Estate Securities Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 99.7%
Consumer discretionary - 0.7%
Household durables - 0.7%
PulteGroup, Inc.	210,253	$4,743,307
Financials - 99.0%
Real estate investment trusts - 99.0%
Diversified REITs - 8.4%
American Realty Capital Properties, Inc.	1,498,123	14,696,587
Duke Realty Corp.	127,834	2,730,534
Lexington Realty Trust	1,079,326	11,689,101
Liberty Property Trust	196,503	7,313,842
Spirit Realty Capital, Inc.	1,538,970	18,852,383
WP Carey, Inc.	184	12,619
		55,295,066
Industrial REITs - 6.1%
Prologis, Inc.	932,685	39,834,976
Office REITs - 17.6%
Alexandria Real Estate Equities, Inc.	189,368	18,162,285
Boston Properties, Inc.	200,011	27,483,512
Brandywine Realty Trust	414,441	6,568,890
Corporate Office Properties Trust	386,987	11,377,418
Douglas Emmett, Inc.	125,084	3,611,175
DuPont Fabros Technology, Inc.	274,284	8,587,832
Hudson Pacific Properties, Inc.	271,900	8,689,924
Paramount Group, Inc.	559,492	10,266,678
SL Green Realty Corp.	126,771	16,091,043
Vornado Realty Trust	49,246	5,419,030
		116,257,787
Residential REITs - 15.4%
American Campus Communities, Inc.	258,110	10,652,200
American Residential Properties, Inc. (I)	215,319	3,733,631
Associated Estates Realty Corp.	209,037	5,006,436
Camden Property Trust	124,538	9,065,121
Equity Residential	434,444	33,465,221
Essex Property Trust, Inc.	122,701	27,292,383
UDR, Inc.	376,508	12,025,666
		101,240,658
Retail REITs - 24.1%
CBL & Associates Properties, Inc.	151,804	3,039,116
DDR Corp.	559,179	10,590,850

Real Estate Securities Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail REITs (continued)
Federal Realty Investment Trust	144,046	$20,458,853
General Growth Properties, Inc.	848,677	24,620,120
Kimco Realty Corp.	732,517	19,250,547
National Retail Properties, Inc.	110,703	4,454,689
Pennsylvania Real Estate Investment Trust	120,919	2,754,535
Retail Properties of America, Inc., Class A	382,192	6,050,099
Simon Property Group, Inc.	273,583	52,079,260
The Macerich Company	185,033	15,478,010
		158,776,079
Specialized REITs - 27.4%
CubeSmart	324,653	7,531,950
DiamondRock Hospitality Company	674,967	9,773,522
Extra Space Storage, Inc.	326,605	21,484,077
Health Care REIT, Inc.	354,562	27,340,276
Healthcare Realty Trust, Inc.	249,967	7,134,058
Healthcare Trust of America, Inc., Class A	123,241	3,419,938
Hospitality Properties Trust	16,716	515,020
Host Hotels & Resorts, Inc.	567,344	11,914,224
LTC Properties, Inc.	138,007	6,159,252
Pebblebrook Hotel Trust	129,827	6,306,996
Public Storage	49,577	9,777,576
RLJ Lodging Trust	231,940	7,378,011
Sovran Self Storage, Inc.	4,726	434,887
Strategic Hotels & Resorts, Inc. (I)	699,595	9,178,686
Sunstone Hotel Investors, Inc.	423,744	7,394,333
Ventas, Inc.	605,137	45,064,552
		180,807,358
TOTAL COMMON STOCKS (Cost $538,572,154)		$656,955,231

SHORT-TERM INVESTMENTS - 0.6%
Repurchase agreement - 0.6%
Repurchase Agreement with State Street Corp.
dated 02/27/2015 at 0.000% to be
repurchased at $3,920,000 on 03/02/2015,
collateralized by $3,800,000 U.S. Treasury
Notes, 2.625% due 08/15/2020 (valued at
$3,999,500, including interest)	$3,920,000	$3,920,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,920,000)		$3,920,000
Total Investments (Real Estate Securities Fund)
(Cost $542,492,154) - 100.3%		$660,875,231
Other assets and liabilities, net - (0.3%)		(1,753,928)
TOTAL NET ASSETS - 100.0%		$659,121,303

Real Return Bond Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 98.5%
U.S. Government - 98.5%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 01/15/2023	$89,358,127	$90,163,761
0.125%, 07/15/2022 (D)	60,370,181	60,959,756
0.250%, 01/15/2025 (D)	495,790	499,354
0.375%, 07/15/2023	19,982,160	20,494,203
0.500%, 04/15/2015 (D)	15,172,360	15,132,062
0.625%, 07/15/2021 to 02/15/2043	63,211,358	65,647,001

The accompanying notes are an integral part of the financial statements.	101

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
Treasury Inflation Protected
Securities (continued)
0.750%, 02/15/2042 to 02/15/2045		$5,488,470	$5,599,139
1.125%, 01/15/2021		18,036,984	19,340,445
1.250%, 07/15/2020		22,615,320	24,458,107
1.375%, 01/15/2020 to 02/15/2044		29,914,732	34,297,632
1.625%, 01/15/2018 (D)		1,345,284	1,433,673
1.750%, 01/15/2028		23,049,199	27,016,174
1.875%, 07/15/2015 (D)		1,569,685	1,593,720
1.875%, 07/15/2019		21,229,035	23,370,174
2.000%, 01/15/2016 (D)		3,786,592	3,890,428
2.000%, 01/15/2026		17,749,650	21,054,138
2.125%, 02/15/2040 to 02/15/2041 (D)		4,669,593	6,276,492
2.375%, 01/15/2025 to 01/15/2027		45,815,267	56,140,606
2.500%, 01/15/2029		13,345,580	17,088,601
3.875%, 04/15/2029		26,467,711	38,977,833
U.S. Treasury Bond 2.500%, 02/15/2045		1,600,000	1,568,499
			535,001,798
U.S. Government Agency - 0.0%
Federal National Mortgage Association
1.314%, 10/01/2044 (P)		31,800	32,365
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $541,232,110)			$535,034,163

FOREIGN GOVERNMENT
OBLIGATIONS - 14.0%
Australia - 0.5%
New South Wales Treasury Corp.
2.750%, 11/20/2025	AUD	2,200,000	2,590,534
Canada - 0.5%
Province of Ontario
3.450%, 06/02/2045	CAD	3,100,000	2,817,600
Colombia - 0.1%
Republic of Colombia
3.000%, 03/25/2033	COP	1,298,337,600	458,280
France - 0.6%
Government of France
0.250%, 07/25/2018	EUR	2,075,780	2,395,762
0.700%, 07/25/2030 (S)		100,078	131,283
1.600%, 07/25/2015		954,672	1,076,345
			3,603,390
Germany - 2.0%
Federal Republic of Germany, Inflation
Linked Bond
0.750%, 04/15/2018		7,530,473	8,712,651
1.500%, 04/15/2016		1,739,835	1,966,607
			10,679,258
Greece - 0.1%
Republic of Greece
3.800%, 08/08/2017	JPY	100,000,000	652,199
Italy - 2.5%
Republic of Italy
1.700%, 09/15/2018	EUR	2,421,432	2,875,245
2.100%, 09/15/2016 to 09/15/2017		543,349	628,337
2.250%, 04/22/2017		3,187,040	3,715,810
2.350%, 09/15/2024 (S)		2,607,670	3,482,990
2.550%, 10/22/2016		1,394,330	1,618,213
3.100%, 09/15/2026		105,838	154,443
5.000%, 09/01/2040		500,000	849,863

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy (continued)
Republic of Italy (continued)
5.500%, 11/01/2022	EUR	200,000	$295,839
			13,620,740
Mexico - 1.0%
Government of Mexico
4.000%, 11/15/2040 to 11/08/2046	MXN	32,225,317	2,474,009
4.500%, 12/04/2025		27,940,782	2,197,677
Bond, 4.750%, 06/14/2018		11,246,000	754,910
			5,426,596
New Zealand - 0.7%
Dominion of New Zealand, Index
Linked Bond
2.061%, 09/20/2025	NZD	3,900,000	3,091,617
3.000%, 09/20/2030		600,000	533,239
			3,624,856
Slovenia - 0.3%
Republic of Slovenia
4.125%, 02/18/2019		$300,000	318,312
4.700%, 11/01/2016 (S)	EUR	1,000,000	1,198,760
			1,517,072
Spain - 3.0%
Autonomous Community of Catalonia
4.950%, 02/11/2020		300,000	382,322
Kingdom of Spain
3.800%, 04/30/2024 (S)		3,300,000	4,508,656
5.400%, 01/31/2023 (S)		7,700,000	11,440,891
			16,331,869
United Kingdom - 2.7%
Government of United Kingdom, Inflation
Linked Bond
0.125%, 03/22/2024 to 03/22/2058	GBP	8,804,665	14,838,459
			14,838,459
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $83,455,089)			$76,160,853

CORPORATE BONDS - 2.8%
Energy - 1.1%
California Resources Corp.
5.500%, 09/15/2021 (S)		$1,300,000	1,186,250
Petrobras Global Finance BV
2.393%, 01/15/2019 (P)		600,000	511,500
2.602%, 03/17/2017 (P)		4,400,000	4,004,000
3.250%, 03/17/2017		300,000	279,483
			5,981,233
Financials - 1.1%
Banco Popolare SC
3.500%, 03/14/2019	EUR	500,000	600,196
Banco Popular Espanol SA (11.500% to
10/10/2018, then 5 Year Euro Swap
Rate + 10.237%)
10/10/2018 (Q)		500,000	651,511
Barclays PLC
2.010%, 12/21/2020	MXN	2,500,000	165,801
BNP Paribas SA
0.566%, 11/07/2015 (P)		$400,000	400,250
GMAC International Finance BV
7.500%, 04/21/2015	EUR	100,000	112,759

The accompanying notes are an integral part of the financial statements.	102

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Greensill Capital SCF 1 SA
4.284%, 03/04/2015 (Z)		$1,400,000	$1,400,000
Intesa Sanpaolo SpA
3.125%, 01/15/2016		600,000	609,445
6.500%, 02/24/2021 (S)		600,000	710,206
LBG Capital No.2 PLC
15.000%, 12/21/2019	GBP	100,000	216,564
Lehman Brothers Holdings, Inc.
5.316%, 04/05/2011 (H)	EUR	36,000	7,100
7.000%, 09/27/2027 (H)		$300,000	44,250
Navient Corp.
6.250%, 01/25/2016		997,000	1,030,649
			5,948,731
Industrials - 0.3%
GATX Financial Corp.
5.800%, 03/01/2016		1,000,000	1,046,371
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	600,000	517,001
			1,563,372
Utilities - 0.3%
Electricite de France SA
0.716%, 01/20/2017 (P)(S)		$1,100,000	1,101,342
1.150%, 01/20/2017 (S)		300,000	300,518
			1,401,860
TOTAL CORPORATE BONDS (Cost $13,363,600)			$14,895,196

MUNICIPAL BONDS - 0.1%
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		630,000	548,113
TOTAL MUNICIPAL BONDS (Cost $602,381)			$548,113

COLLATERALIZED MORTGAGE
OBLIGATIONS - 2.1%
Commercial and residential - 1.9%
Banc of America Mortgage Trust,
Series 2005-A, Class 2A2
2.662%, 02/25/2035 (P)		369,429	363,245
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2003-3, Class 3A2,
2.497%, 05/25/2033 (P)		57,657	57,817
Series 2005-2, Class A1,
2.680%, 03/25/2035 (P)		444,983	449,378
Series 2005-2, Class A2,
2.515%, 03/25/2035 (P)		112,957	114,035
Series 2005-5, Class A1,
2.220%, 08/25/2035 (P)		141,415	142,920
Series 2005-5, Class A2,
2.320%, 08/25/2035 (P)		248,687	250,078
Bear Stearns ALT-A Trust, Series 2004-9,
Class 6A1 2.523%, 09/25/2034 (P)		100,882	98,342
Citicorp Mortgage Securities Trust,
Series 2007-3, Class 3A1
5.500%, 04/25/2037		217,146	222,251
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.530%, 05/25/2035 (P)		39,720	39,328
Series 2005-6, Class A1,
2.210%, 09/25/2035 (P)		176,123	175,540
Series 2005-6, Class A2,
2.280%, 09/25/2035 (P)		191,093	191,094

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Citigroup Mortgage Loan Trust, Inc. (continued)
Series 2005-6, Class A3,
1.930%, 09/25/2035 (P)		$42,892	$41,589
HarborView Mortgage Loan Trust,
Series 2004-1, Class 2A
2.320%, 04/19/2034 (P)		4,724,476	4,718,920
JPMorgan Mortgage Trust,
Series 2007-A1, Class 4A2
2.488%, 07/25/2035 (P)		291,649	292,899
MASTR Alternative Loans Trust,
Series 2006-2, Class 2A1
0.571%, 03/25/2036 (P)		591,195	148,010
New York Mortgage Trust, Inc.,
Series 2006-1, Class 2A3
2.620%, 05/25/2036 (P)		1,000,695	903,716
Residential Accredit Loans, Inc.,
Series 2006-QO6, Class A1
0.351%, 06/25/2046 (P)		934,223	420,241
Swan Trust, Series 2010-1, Class A
3.590%, 04/25/2041 (P)	AUD	756,222	597,712
WaMu Mortgage Pass-Through
Certificates, Series 2007-HY3,
Class 4A1 2.349%, 03/25/2037 (P)		$632,530	596,809
Washington Mutual Alternative Mortgage
Pass-Through Certificates,
Series 2006-5, Class 3A6
6.268%, 07/25/2036 (P)		673,788	373,401
U.S. Government Agency - 0.2%
Federal National Mortgage Association
Series 2003-34, Class A1,
6.000%, 04/25/2043		10,905	12,036
Series 2004-T3, Class 1A1,
6.000%, 02/25/2044		13,540	15,549
Series 2004-W12, Class 1A1,
6.000%, 07/25/2044		77,573	88,819
Series 2007-63, Class FC,
0.521%, 07/25/2037 (P)		1,260,710	1,264,678
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $11,797,532)			$11,578,407

ASSET BACKED SECURITIES - 2.1%
Argent Securities, Inc., Series 2005-W2,
Class A2B1
0.371%, 10/25/2035 (P)		12,218	12,200
CIFC Funding, Ltd., Series 2011-1AR,
Class A1R
1.552%, 01/19/2023 (P)(S)		2,600,000	2,600,000
Citigroup Mortgage Loan Trust,
Series 2007-OPX1, Class A5A
5.764%, 01/25/2037 (P)		602,039	430,332
Magi Funding PLC, Series 2010-1A,
Class A
0.429%, 04/11/2021 (P)(S)	EUR	123,586	137,735
SLM Student Loan Trust, Series 2008-9,
Class A
1.756%, 04/25/2023 (P)		$7,604,979	7,801,963
Wood Street CLO BV, Series II-A,
Class A1
0.433%, 03/29/2021 (P)(S)	EUR	118,141	131,724
TOTAL ASSET BACKED SECURITIES (Cost $11,007,336)			$11,113,954

The accompanying notes are an integral part of the financial statements.	103

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Real Return Bond Fund (continued)

		Shares or Principal Amount	Value
COMMON STOCKS - 0.0%
Financials - 0.0%
Rescap Liquidating Trust (I)		1,029	14,674
TOTAL COMMON STOCKS (Cost $5,299)			$14,674

PURCHASED OPTIONS - 0.1%
Call options - 0.0%
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.800% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/19/2016; Strike Rate: 0.800%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		23,800,000	21,532
Put options - 0.1%
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.6825% and pay a floating rate
based on 3-month LIBOR (Expiration
Date: 12/11/2017; Strike Rate:
2.6825%; Counterparty: Morgan
Stanley & Company, Inc.) (I)		3,000,000	325,140
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 2.795% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
05/29/2015; Strike Rate: 2.795%;
Counterparty: Deutsche
Bank Securities) (I)		14,600,000	215,101
Over the Counter Option on 30 Year
Interest Rate Swap. Receive a fixed rate
of 3.045% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
03/20/2015; Strike Rate: 3.045%;
Counterparty: Deutsche
Bank Securities) (I)		14,600,000	1,279
Over the Counter Option on 7 Year
Interest Rate Swap. Receive a fixed rate
of 2.4257% and pay a floating rate
based on 3-month LIBOR (Expiration
Date: 03/18/2015; Strike Rate:
2.4257%; Counterparty: Goldman Sachs
& Company) (I)		20,800,000	832
			542,352
TOTAL PURCHASED OPTIONS (Cost $916,173)			$563,884

SHORT-TERM INVESTMENTS - 2.9%
Foreign government - 1.5%
Government of Mexico
2.911%, 05/14/2015*	MXN	100,000,000	6,656,573
Republic of Greece
1.978%, 03/06/2015*	EUR	100,000	111,487
2.007%, 04/14/2015 *		1,300,000	1,440,455
			8,208,515
U.S. Government - 0.2%
U.S. Treasury Bills
0.007%, 05/07/2015 (D)*		$62,000	61,998
0.016%, 06/11/2015 (D)*		321,000	320,980
0.019%, 06/04/2015 (D)*		498,000	497,962
0.042%, 04/16/2015 (D)*		280,000	279,996
0.118%, 05/14/2015 (D)*		88,000	87,997
0.907%, 04/30/2015 (D)*		10,000	10,000
			1,258,933

Real Return Bond Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Government Agency - 1.2%
Federal Home Loan Bank Discount Notes
0.058%, 05/01/2015*	$6,400,000	$6,399,571
TOTAL SHORT-TERM INVESTMENTS (Cost $16,264,358)		$15,867,019
Total Investments (Real Return Bond Fund)
(Cost $678,643,878) - 122.6%		$665,776,263
Other assets and liabilities, net - (22.6%)		(122,752,911)
TOTAL NET ASSETS - 100.0%		$543,023,352

Science & Technology Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 95.5%
Consumer discretionary - 14.6%
Automobiles - 1.1%
Tesla Motors, Inc. (I)(L)	56,510	$11,490,743
Household durables - 0.5%
iRobot Corp. (I)(L)	146,200	4,802,670
Internet and catalog retail - 11.6%
Amazon.com, Inc. (I)	140,270	53,325,043
Ctrip.com International, Ltd., ADR (I)	100,900	4,577,833
Expedia, Inc.	33,875	3,108,031
Netflix, Inc. (I)	1,105	524,776
The Priceline Group, Inc. (I)	32,105	39,729,295
Vipshop Holdings, Ltd., ADR (I)	698,715	17,083,582
		118,348,560
Media - 1.4%
Liberty Global PLC, Series C (I)	206,900	10,793,973
Twenty-First Century Fox, Inc., Class A	93,500	3,272,500
		14,066,473
		148,708,446
Health care - 2.7%
Health care equipment and supplies - 0.7%
Intuitive Surgical, Inc. (I)	14,200	7,100,000
Health care technology - 0.8%
Veeva Systems, Inc., Class A (I)	258,700	7,986,069
Life sciences tools and services - 0.5%
Agilent Technologies, Inc.	105,700	4,461,597
Pharmaceuticals - 0.7%
Hospira, Inc. (I)	85,240	7,461,910
		27,009,576
Industrials - 1.3%
Aerospace and defense - 0.8%
The Boeing Company	52,700	7,949,795
Electrical equipment - 0.5%
Nidec Corp.	80,100	5,409,750
		13,359,545
Information technology - 73.5%
Communications equipment - 4.5%
Alcatel-Lucent (I)	474,700	1,860,555
Alcatel-Lucent, ADR (I)	411,990	1,602,641
Aruba Networks, Inc. (I)	158,900	3,942,309

The accompanying notes are an integral part of the financial statements.	104

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Communications equipment (continued)
Cisco Systems, Inc.	479,035	$14,136,323
JDS Uniphase Corp. (I)	226,200	3,114,774
Palo Alto Networks, Inc. (I)	128,110	18,219,804
QUALCOMM, Inc.	36,325	2,633,926
		45,510,332
Electronic equipment, instruments and components - 3.5%
CDW Corp.	208,225	7,835,507
Control4 Corp. (I)(L)	60,300	782,694
Corning, Inc.	178,015	4,343,566
Flextronics International, Ltd. (I)	167,630	2,041,733
IPG Photonics Corp. (I)(L)	30,930	2,966,187
Keyence Corp.	1,100	562,541
Murata Manufacturing Company, Ltd.	16,800	2,073,997
National Instruments Corp.	97,800	3,045,492
RealD, Inc. (I)	386,900	5,052,914
Trimble Navigation, Ltd. (I)	268,600	7,021,204
		35,725,835
Internet software and services - 18.1%
Akamai Technologies, Inc. (I)	40,175	2,792,564
Alibaba Group Holding, Ltd., ADR (I)	150,270	12,790,982
Angie’s List, Inc. (I)(L)	296,700	1,999,758
Baidu, Inc., ADR (I)	73,340	14,943,025
Coupons.com, Inc. (I)(L)	75,500	736,125
Criteo SA, ADR (I)	35,050	1,589,868
Dealertrack Technologies, Inc. (I)	186,000	7,397,220
eBay, Inc. (I)	160,915	9,318,588
Facebook, Inc., Class A (I)	381,640	30,138,111
Google, Inc., Class A (I)	32,805	18,457,077
Google, Inc., Class C (I)	32,050	17,896,720
GrubHub, Inc. (I)(L)	28,347	1,190,857
HomeAway, Inc. (I)	140,500	4,354,798
LinkedIn Corp., Class A (I)	55,770	14,901,744
MercadoLibre, Inc.	19,900	2,606,303
NAVER Corp.	1,721	1,035,613
NetEase, Inc., ADR	37,445	3,745,998
OPOWER, Inc. (I)(L)	6,500	97,630
Rackspace Hosting, Inc. (I)	105,535	5,241,923
SINA Corp. (I)	98,500	3,656,320
Tencent Holdings, Ltd.	850,300	14,835,815
Twitter, Inc. (I)	41,930	2,015,994
VeriSign, Inc. (I)	97,700	6,254,754
Yandex NV, Class A (I)	353,300	5,811,785
		183,809,572
IT services - 5.6%
Accenture PLC, Class A	52,630	4,738,279
Alliance Data Systems Corp. (I)	3,460	963,645
Amadeus IT Holding SA, A Shares	60,155	2,475,779
AtoS	19,081	1,356,175
Cognizant Technology
Solutions Corp., Class A (I)	158,595	9,909,809
Computer Sciences Corp.	78,330	5,555,164
Fidelity National Information Services, Inc.	68,975	4,662,020
Fiserv, Inc. (I)	63,495	4,957,055
MasterCard, Inc., Class A	67,180	6,054,933
Visa, Inc., Class A	59,760	16,213,486
		56,886,345
Semiconductors and semiconductor equipment - 12.6%
Altera Corp.	272,300	10,077,823
Applied Materials, Inc.	147,100	3,684,855
ARM Holdings PLC, ADR	86,800	4,641,196
ASML Holding NV	32,500	3,499,600

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Atmel Corp. (I)	622,800	$5,194,152
Avago Technologies, Ltd.	128,632	16,416,016
Broadcom Corp., Class A	190,240	8,604,555
First Solar, Inc. (I)	36,700	2,192,642
Intel Corp.	223,535	7,432,539
Lam Research Corp.	167,630	13,822,770
MediaTek, Inc.	379,000	5,690,718
Micron Technology, Inc. (I)	389,800	11,955,166
NXP Semiconductors NV (I)	120,150	10,200,134
Qorvo, Inc. (I)	17,823	1,236,916
Semtech Corp. (I)	86,500	2,502,445
SK Hynix, Inc.	135,940	5,770,446
Skyworks Solutions, Inc.	170,870	14,993,843
STR Holdings, Inc.	161,722	260,372
Taiwan Semiconductor Manufacturing Company, Ltd.	89,000	424,626
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	8,585	210,590
		128,811,404
Software - 16.5%
Adobe Systems, Inc. (I)	102,885	8,138,204
Aspen Technology, Inc. (I)	16,625	641,808
Atlassian, Inc. (I)(R)	5,959	131,158
Atlassian, Inc., Class A (I)(R)	4,105	90,351
Atlassian, Inc., Class A Ordinary (I)(R)	21,437	471,828
Atlassian, Inc., Series 1 (I)(R)	10,460	230,225
Atlassian, Inc., Series 2 (I)(R)	28,006	616,412
Atlassian, Inc., Series A (I)(R)	20,711	455,849
Autodesk, Inc. (I)	254,165	16,327,560
Check Point Software Technologies, Ltd. (I)	85,390	7,129,211
Fleetmatics Group PLC (I)(L)	55,100	2,270,671
Fortinet, Inc. (I)	125,385	4,214,190
Informatica Corp. (I)	75,470	3,241,059
Interactive Intelligence Group, Inc. (I)(L)	72,300	3,068,412
Intuit, Inc.	104,930	10,244,316
Microsoft Corp.	684,425	30,012,036
Oracle Corp.	289,045	12,665,952
Red Hat, Inc. (I)	267,300	18,475,776
salesforce.com, Inc. (I)	255,605	17,733,875
ServiceNow, Inc. (I)	254,465	19,405,501
Splunk, Inc. (I)	56,835	3,822,154
Tableau Software, Inc., Class A (I)	85,205	8,010,122
Zendesk, Inc. (I)	19,793	489,283
		167,885,953
Technology hardware, storage and peripherals - 12.7%
Apple, Inc.	401,280	51,548,429
Dell, Inc. (I)	992,200	14,733,473
Hewlett-Packard Company	113,750	3,963,050
NEC Corp.	35,000	106,495
Samsung Electronics Company, Ltd.	5,415	6,697,302
SanDisk Corp.	205,900	16,457,587
Seagate Technology PLC	78,900	4,822,368
Stratasys, Ltd. (I)(L)	145,700	9,042,142
Western Digital Corp.	203,620	21,783,268
		129,154,114
		747,783,555
Telecommunication services - 3.4%
Wireless telecommunication services - 3.4%
SoftBank Corp.	363,300	22,437,610

The accompanying notes are an integral part of the financial statements.	105

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Science & Technology Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services (continued)
T-Mobile US, Inc. (I)	371,300	$12,264,039
		34,701,649
		34,701,649
TOTAL COMMON STOCKS (Cost $814,288,865)		$971,562,771

PREFERRED SECURITIES - 0.2%
Consumer discretionary - 0.1%
Internet and catalog retail - 0.1%
Flipkart Limited, Series G (I)(R)	6,498	778,200
Information technology - 0.1%
Software - 0.1%
Cloudera, Inc., Series F (I)(R)	45,681	1,412,457
TOTAL PREFERRED SECURITIES (Cost $1,443,315)		$2,190,657

SECURITIES LENDING COLLATERAL - 2.4%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	2,369,113	23,703,445
TOTAL SECURITIES LENDING
COLLATERAL (Cost $23,703,882)		$23,703,445

SHORT-TERM INVESTMENTS - 5.1%
Money market funds - 5.0%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	$2,000,000	$2,000,000
T. Rowe Price Prime Reserve Investment
Fund, 0.0586% (Y)	48,477,789	48,477,789
		50,477,789
Repurchase agreement - 0.1%
Repurchase Agreement with State Street Corp.
dated 02/27/2015 at 0.000% to be
repurchased at $1,193,000 on 03/02/2015,
collateralized by $1,160,000 U.S. Treasury
Notes, 2.625% due 08/15/2020 (valued at
$1,220,900, including interest)	1,193,000	1,193,000
TOTAL SHORT-TERM INVESTMENTS (Cost $51,670,789)		$51,670,789
Total Investments (Science & Technology Fund)
(Cost $891,106,851) - 103.2%		$1,049,127,662
Other assets and liabilities, net - (3.2%)		(32,086,812)
TOTAL NET ASSETS - 100.0%		$1,017,040,850

Short Term Government Income Fund

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 94.2%
U.S. Government - 18.7%
Treasury Inflation Protected Securities
0.125%, 04/15/2018	$2,133,600	$2,173,439
U.S. Treasury Notes
0.625%, 08/31/2017 to 04/30/2018	4,545,000	4,506,418
0.750%, 06/30/2017 to 03/31/2018	12,065,000	12,028,172
0.875%, 02/28/2017 to 01/31/2018	25,370,000	25,401,725
		44,109,754

Short Term Government Income Fund (continued)

	Shares or Principal Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency - 75.5%
Federal Agricultural Mortgage Corp.
2.000%, 07/27/2016	$12,531,000	$12,784,490
5.125%, 04/19/2017 (S)	23,068,000	25,084,212
Federal Farm Credit Bank
0.570%, 08/11/2016	6,170,000	6,158,925
0.900%, 12/26/2017	2,075,000	2,067,383
0.970%, 09/05/2017	2,695,000	2,695,135
1.030%, 03/12/2018	3,700,000	3,673,227
1.240%, 11/13/2018	6,825,000	6,781,900
1.480%, 01/22/2019	3,785,000	3,784,678
1.990%, 12/26/2019	1,340,000	1,341,580
4.875%, 01/17/2017	1,500,000	1,618,806
Federal Home Loan Bank
1.000%, 09/18/2017 to 10/16/2017	10,790,000	10,772,779
1.130%, 03/27/2018	4,750,000	4,704,158
1.150%, 07/25/2018	5,245,000	5,208,521
2.125%, 06/10/2016	1,245,000	1,272,966
Federal Home Loan Mortgage Corp.
1.050%, 06/30/2017	2,000,000	2,001,396
1.100%, 06/30/2017 to 05/07/2018	6,780,000	6,728,068
1.200%, 03/20/2018	2,330,000	2,315,990
1.300%, 11/27/2017	8,795,000	8,801,174
2.221%, 09/01/2042 (P)	1,462,178	1,510,470
2.340%, 09/01/2039 (P)	558,466	597,915
2.620%, 01/01/2044 (P)	1,678,171	1,737,589
3.014%, 03/01/2044 (P)	977,310	1,016,556
5.500%, 07/01/2037 to 07/01/2040	3,116,850	3,515,691
6.000%, 12/01/2037	229,758	260,724
6.500%, 09/01/2039	170,651	194,354
Federal National Mortgage Association
0.625%, 11/14/2016	1,780,000	1,777,611
0.900%, 11/27/2017	3,000,000	2,973,423
1.000%, 12/12/2017 to 12/28/2017	5,370,000	5,335,632
1.050%, 11/15/2017 to 05/15/2018	3,365,000	3,353,997
1.919%, 08/01/2042 (P)	1,276,986	1,317,458
2.342%, 09/01/2041 (P)	1,614,553	1,728,601
2.409%, 04/01/2042 (P)	927,435	962,849
2.487%, 02/01/2042 (P)	1,462,507	1,520,202
2.500%, 10/01/2027	1,965,338	2,020,152
2.561%, 11/01/2044 (P)	2,876,257	2,969,564
2.908%, 03/01/2044 (P)	950,556	987,987
3.500%, 12/01/2025 to 12/01/2026	1,533,740	1,629,240
5.500%, 05/01/2034 to 08/01/2040	3,051,915	3,445,375
6.000%, 12/01/2036 to 09/01/2037	3,205,160	3,653,061
6.500%, 01/01/2039	1,336,968	1,534,471
Government National Mortgage Association
2.500%, 01/20/2042 (P)	1,772,078	1,841,176
Tennessee Valley Authority
1.750%, 10/15/2018	3,515,000	3,527,946
4.500%, 04/01/2018	5,470,000	6,011,103
4.875%, 12/15/2016	7,764,000	8,278,707
5.500%, 07/18/2017	4,221,000	4,670,304
6.250%, 12/15/2017	1,613,000	1,839,581
		178,007,127
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $221,457,002)		$222,116,881

COLLATERALIZED MORTGAGE
OBLIGATIONS - 4.0%
U.S. Government Agency - 4.0%
Federal Home Loan Mortgage Corp.
Series 3499, Class PA, 4.500%, 08/15/2036	117,530	121,399

The accompanying notes are an integral part of the financial statements.	106

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Short Term Government Income Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mortgage Corp. (continued)
Series K017, Class X1 IO,
1.430%, 12/25/2021	$2,108,287	$163,630
Series K018, Class X1 IO,
1.440%, 01/25/2022	2,636,760	206,102
Series K022, Class X1 IO,
1.297%, 07/25/2022	5,566,005	416,192
Series K026, Class X1 IO,
1.048%, 11/25/2022	3,184,435	206,998
Series K038, Class X1 IO,
1.200%, 03/25/2024	4,989,342	429,962
Series K704, Class X1 IO,
1.996%, 08/25/2018	10,752,617	633,921
Series K706, Class X1 IO,
1.576%, 10/25/2018	4,111,878	208,534
Series K707, Class X1 IO,
1.547%, 12/25/2018	1,458,069	74,586
Series K709, Class X1 IO,
1.535%, 03/25/2019	2,159,620	116,384
Series K710, Class X1 IO,
1.777%, 05/25/2019	1,577,303	100,766
Series K711, Class X1 IO,
1.705%, 07/25/2019	5,619,023	348,902
Series K715, Class X1 IO,
1.169%, 01/25/2021	15,860,008	910,999
Federal National Mortgage Association
Series 2013-100, Class CA,
4.000%, 03/25/2039	2,969,793	3,185,964
Series 2014-28, Class BD,
3.500%, 08/25/2043	2,064,223	2,173,602
Government National Mortgage Association,
Series 2012-114, Class IO
0.987%, 01/16/2053	1,256,193	101,424
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $9,357,754)		$9,399,365

SHORT-TERM INVESTMENTS - 1.4%
Repurchase agreement - 1.4%
Barclays Tri-Party Repurchase Agreement
dated 02/27/2015 at 0.040% to be
repurchased at $2,680,009 on 03/02/2015,
collateralized by $2,525,568 U.S. Treasury
Inflation Indexed Notes, 0.500% due
04/15/2015 (valued at $2,733,610,
including interest)	2,680,000	2,680,000
Repurchase Agreement with State Street Corp.
dated 02/27/2015 at 0.000% to be
repurchased at $583,000 on 03/02/2015,
collateralized by $605,000 U.S. Treasury
Notes, 1.125% due 05/31/2019 (valued at
$598,950, including interest)	583,000	583,000
		3,263,000
TOTAL SHORT-TERM INVESTMENTS (Cost $3,263,000)		$3,263,000
Total Investments (Short Term Government Income Fund)
(Cost $234,077,756) - 99.6%		$234,779,246
Other assets and liabilities, net - 0.4%		1,051,867
TOTAL NET ASSETS - 100.0%		$235,831,113

Small Cap Growth Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 94.1%
Consumer discretionary - 11.0%
Auto components - 0.4%
Gentherm, Inc. (I)	21,951	$1,019,622
Hotels, restaurants and leisure - 4.1%
Buffalo Wild Wings, Inc. (I)	4,919	940,119
Diamond Resorts International, Inc. (I)	157,523	5,458,172
Jack in the Box, Inc.	7,598	734,651
Panera Bread Company, Class A (I)	12,246	1,976,872
Red Robin Gourmet Burgers, Inc. (I)	7,532	628,696
		9,738,510
Household durables - 0.6%
GoPro, Inc., Class A (I)(L)	36,224	1,520,684
Media - 2.4%
IMAX Corp. (I)(L)	116,849	4,086,210
Markit, Ltd. (I)	62,618	1,668,770
		5,754,980
Multiline retail - 0.7%
Tuesday Morning Corp. (I)	85,709	1,626,757
Specialty retail - 0.8%
CST Brands, Inc.	49,520	2,061,518
Textiles, apparel and luxury goods - 2.0%
Kate Spade & Company (I)	73,072	2,517,330
Skechers U.S.A., Inc., Class A (I)	16,065	1,094,669
Vince Holding Corp. (I)	48,612	1,104,951
		4,716,950
		26,439,021
Consumer staples - 0.6%
Food products - 0.6%
SunOpta, Inc. (I)	127,177	1,468,894
Energy - 1.7%
Oil, gas and consumable fuels - 1.7%
Diamondback Energy, Inc. (I)	36,152	2,574,384
RSP Permian, Inc. (I)	59,624	1,619,388
		4,193,772
		4,193,772
Financials - 8.1%
Banks - 1.2%
PacWest Bancorp	63,833	2,925,786
Capital markets - 2.3%
Financial Engines, Inc. (L)	25,570	1,030,471
HFF, Inc., Class A	83,299	2,963,778
WisdomTree Investments, Inc.	83,060	1,552,391
		5,546,640
Diversified financial services - 0.2%
WL Ross Holding Corp. (I)	37,700	396,981
Insurance - 0.9%
Assured Guaranty, Ltd.	81,882	2,171,511
Real estate investment trusts - 2.3%
Paramount Group, Inc.	166,010	3,046,284
Pebblebrook Hotel Trust	52,502	2,550,547
		5,596,831
Real estate management and development - 1.2%
Kennedy-Wilson Holdings, Inc.	105,572	2,825,107
		19,462,856

The accompanying notes are an integral part of the financial statements.	107

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health care - 20.8%
Biotechnology - 9.5%
Achillion Pharmaceuticals, Inc. (I)	74,865	$908,861
Agios Pharmaceuticals, Inc. (I)(L)	16,170	1,734,718
Alnylam Pharmaceuticals, Inc. (I)	15,317	1,555,135
Anacor Pharmaceuticals, Inc. (I)	42,421	1,845,314
BioCryst Pharmaceuticals, Inc. (I)(L)	135,132	1,378,346
Cepheid, Inc. (I)	21,669	1,231,666
Ironwood Pharmaceuticals, Inc. (I)	49,007	757,158
Isis Pharmaceuticals, Inc. (I)	23,973	1,643,589
Novavax, Inc. (I)	138,680	1,268,922
Otonomy, Inc. (I)	27,384	1,015,399
Portola Pharmaceuticals, Inc. (I)	65,196	2,482,664
PTC Therapeutics, Inc. (I)	37,208	2,654,047
Regulus Therapeutics, Inc. (I)(L)	52,698	975,967
Synageva BioPharma Corp. (I)(L)	10,936	1,079,711
TESARO, Inc. (I)	43,659	2,328,334
		22,859,831
Health care equipment and supplies - 4.7%
DexCom, Inc. (I)	54,578	3,315,068
Endologix, Inc. (I)	89,850	1,416,935
HeartWare International, Inc. (I)	32,404	2,761,793
Insulet Corp. (I)	75,718	2,402,532
LDR Holding Corp. (I)	37,071	1,449,105
		11,345,433
Health care providers and services - 3.1%
Acadia Healthcare Company, Inc. (I)	48,769	3,083,664
Envision Healthcare Holdings, Inc. (I)	95,769	3,507,061
ExamWorks Group, Inc. (I)	18,248	737,219
		7,327,944
Health care technology - 1.7%
Veeva Systems, Inc., Class A (I)	131,847	4,070,117
Pharmaceuticals - 1.8%
Aerie Pharmaceuticals, Inc. (I)	36,079	1,014,541
Intersect ENT, Inc. (I)	32,273	852,330
Relypsa, Inc. (I)	31,438	1,219,794
Tetraphase Pharmaceuticals, Inc. (I)	28,736	1,133,923
		4,220,588
		49,823,913
Industrials - 19.6%
Aerospace and defense - 3.1%
Astronics Corp. (I)	26,322	1,830,958
DigitalGlobe, Inc. (I)	87,078	2,895,344
Moog, Inc., Class A (I)	16,324	1,231,809
Teledyne Technologies, Inc. (I)	14,121	1,423,820
		7,381,931
Airlines - 0.8%
Spirit Airlines, Inc. (I)	22,681	1,764,128
Wizz Air Holdings PLC (I)(S)	5,200	105,167
		1,869,295
Building products - 1.6%
Advanced Drainage Systems, Inc.	6,900	187,335
Masonite International Corp. (I)	57,921	3,552,874
		3,740,209
Construction and engineering - 0.7%
AECOM (I)	58,662	1,763,380
Electrical equipment - 2.9%
Acuity Brands, Inc.	23,251	3,684,818

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Generac Holdings, Inc. (I)(L)	66,733	$3,289,270
		6,974,088
Machinery - 1.7%
Altra Industrial Motion Corp.	78,185	2,134,451
Watts Water Technologies, Inc., Class A	34,117	1,875,753
		4,010,204
Professional services - 2.5%
TriNet Group, Inc. (I)	107,930	3,922,176
TrueBlue, Inc. (I)	13,113	301,730
WageWorks, Inc. (I)	31,080	1,785,546
		6,009,452
Road and rail - 4.3%
Landstar System, Inc.	51,488	3,615,487
Old Dominion Freight Line, Inc. (I)	38,644	3,018,869
Swift Transportation Company (I)	128,179	3,624,902
		10,259,258
Trading companies and distributors - 2.0%
Applied Industrial Technologies, Inc.	46,374	2,031,645
HD Supply Holdings, Inc. (I)	96,031	2,833,395
		4,865,040
		46,872,857
Information technology - 26.1%
Communications equipment - 0.9%
Arista Networks, Inc. (I)(L)	30,699	2,124,678
Electronic equipment, instruments and components - 0.7%
Cognex Corp. (I)	35,223	1,574,116
Internet software and services - 8.7%
Constant Contact, Inc. (I)	80,062	3,308,962
CoStar Group, Inc. (I)	17,228	3,431,128
Dealertrack Technologies, Inc. (I)	36,215	1,440,271
Demandware, Inc. (I)	16,181	1,022,477
Envestnet, Inc. (I)	31,607	1,702,985
Marketo, Inc. (I)	75,441	2,108,576
Shutterstock, Inc. (I)	38,951	2,202,679
TrueCar, Inc. (I)(L)	112,263	2,234,034
Zillow Group, Inc., Class A (I)(L)	29,844	3,424,599
		20,875,711
IT services - 4.9%
Heartland Payment Systems, Inc.	28,565	1,400,542
MAXIMUS, Inc.	32,576	1,929,476
Virtusa Corp. (I)	73,793	2,904,492
WEX, Inc. (I)	20,402	2,182,810
WNS Holdings, Ltd., ADR (I)	135,811	3,323,295
		11,740,615
Semiconductors and semiconductor equipment - 5.6%
Ambarella, Inc. (I)(L)	24,688	1,416,844
Freescale Semiconductor, Ltd. (I)	63,400	2,289,374
Mellanox Technologies, Ltd. (I)	46,923	2,235,412
Power Integrations, Inc.	36,403	1,997,069
SunEdison Semiconductor, Ltd. (I)	48,282	1,161,665
SunEdison, Inc. (I)	109,440	2,423,002
SunPower Corp. (I)(L)	55,695	1,818,999
		13,342,365
Software - 4.8%
Fleetmatics Group PLC (I)(L)	61,889	2,550,446
HubSpot, Inc. (I)	42,886	1,762,186
Telogis, Inc. (I)(R)	162,887	162,887

The accompanying notes are an integral part of the financial statements.	108

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Tyler Technologies, Inc. (I)	30,278	$3,614,285
Verint Systems, Inc. (I)	50,596	3,080,032
Zendesk, Inc. (I)(L)	16,400	405,408
		11,575,244
Technology hardware, storage and peripherals - 0.5%
Nimble Storage, Inc. (I)(L)	47,294	1,194,646
		62,427,375
Materials - 6.2%
Chemicals - 1.8%
Platform Specialty Products Corp. (I)	25,167	648,805
Platform Specialty Products Corp. (I)	21,883	564,144
Platform Specialty Products Corp. (I)	116,004	2,990,583
		4,203,532
Construction materials - 1.7%
Headwaters, Inc. (I)	244,056	4,007,400
Containers and packaging - 1.8%
Graphic Packaging Holding Company	283,505	4,278,090
Paper and forest products - 0.9%
KapStone Paper and Packaging Corp.	65,974	2,273,464
		14,762,486
TOTAL COMMON STOCKS (Cost $177,253,983)		$225,451,174

PREFERRED SECURITIES - 2.9%
Industrials - 0.4%
Electronic equipment, instruments and components - 0.4%
Veracode, Inc. (I)(R)	30,455	861,267
Information technology - 2.5%
Internet software and services - 0.1%
DocuSign, Inc., Series B (I)(R)	1,234	18,707
DocuSign, Inc., Series B1 (I)(R)	370	5,609
DocuSign, Inc., Series D (I)(R)	887	13,447
DocuSign, Inc., Series E (I)(R)	22,933	347,664
		385,427
Software - 2.1%
Apigee Corp., Series H (I)(R)	260,625	1,021,650
Cloudera, Inc., Series F (I)(R)	33,122	1,024,132
Mobileye (I)(L)	23,085	819,056
Nutanix, Inc. (I)(R)	39,570	619,271
Telogis, Inc. (I)(R)	221,826	727,589
Zuora, Inc., Series F (I)(R)	192,994	733,242
		4,944,940
Technology hardware, storage and peripherals - 0.3%
Pure Storage, Inc., Series F (I)(R)	36,727	651,170
		5,981,537
TOTAL PREFERRED SECURITIES (Cost $4,627,254)		$6,842,804

INVESTMENT COMPANIES - 1.0%
iShares Russell 2000 Growth Index Fund	16,300	2,431,145
TOTAL INVESTMENT COMPANIES (Cost $2,324,207)		$2,431,145

SECURITIES LENDING COLLATERAL - 10.1%
John Hancock Collateral Trust, 0.0869%	2,406,790	24,080,412
TOTAL SECURITIES LENDING
COLLATERAL (Cost $24,080,922)		$24,080,412

Small Cap Growth Fund (continued)

	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 3.0%
Repurchase agreement - 3.0%
Deutsche Bank Tri-Party Repurchase
Agreement dated 02/27/2015 at 0.080% to
be repurchased at $7,300,049 on
03/02/2015, collateralized by $6,970,117
Government National Mortgage Association,
4.000% due 02/20/2015 (valued at
$7,446,001, including interest)	$7,300,000	$7,300,000
TOTAL SHORT-TERM INVESTMENTS (Cost $7,300,000)		$7,300,000
Total Investments (Small Cap Growth Fund)
(Cost $215,586,366) - 111.1%		$266,105,535
Other assets and liabilities, net - (11.1%)		(26,491,840)
TOTAL NET ASSETS - 100.0%		$239,613,695

Small Cap Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 98.2%
Consumer discretionary - 12.7%
Auto components - 0.3%
Cooper Tire & Rubber Company	3,548	$135,037
Cooper-Standard Holding, Inc. (I)	121	6,559
Federal-Mogul Holdings Corp. (I)	3,903	51,012
Lear Corp.	2,401	261,517
Modine Manufacturing Company (I)	4,677	60,614
Shiloh Industries, Inc. (I)	1,546	19,186
Spartan Motors, Inc.	4,866	24,233
Standard Motor Products, Inc.	2,528	105,974
Stoneridge, Inc. (I)	2,033	23,481
Superior Industries International, Inc.	3,530	68,553
Sypris Solutions, Inc.	819	2,048
		758,214
Automobiles - 0.2%
Thor Industries, Inc.	8,456	521,397
Distributors - 0.4%
Core-Mark Holding Company, Inc.	4,380	308,002
Pool Corp.	7,850	542,985
VOXX International Corp. (I)	2,806	24,132
Weyco Group, Inc.	494	13,308
		888,427
Diversified consumer services - 1.2%
American Public Education, Inc. (I)	312	10,109
Apollo Education Group, Inc. (I)	943	26,074
Ascent Capital Group, Inc., Class A (I)	1,455	63,976
Bridgepoint Education, Inc. (I)	561	5,677
Bright Horizons Family Solutions, Inc. (I)	691	35,034
Cambium Learning Group, Inc. (I)	3,781	10,095
Career Education Corp. (I)	6,866	36,664
Carriage Services, Inc.	1,315	30,232
DeVry Education Group, Inc.	4,500	164,475
Graham Holdings Company, Class B	342	337,342
Grand Canyon Education, Inc. (I)	29,150	1,336,819
Regis Corp. (I)	31,478	504,907
Service Corp. International	14,782	367,333
Steiner Leisure, Ltd. (I)	148	6,826
		2,935,563

The accompanying notes are an integral part of the financial statements.	109

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure - 2.6%
Ambassadors Group, Inc. (I)	202	$499
Ark Restaurants Corp.	197	4,787
Belmond, Ltd., Class A (I)	9,083	111,085
Biglari Holdings, Inc. (I)	174	75,727
BJ’s Restaurants, Inc. (I)	12,733	664,917
Bob Evans Farms, Inc.	1,247	73,049
Brinker International, Inc.	8,560	508,978
Canterbury Park Holding Corp. (I)	100	1,041
Churchill Downs, Inc.	1,871	205,511
Chuy’s Holdings, Inc. (I)	20,950	470,747
Cracker Barrel Old Country Store, Inc.	3,999	603,969
DineEquity, Inc.	1,296	140,655
Frisch’s Restaurants, Inc.	301	8,452
Gaming Partners International Corp. (I)	400	3,360
International Speedway Corp., Class A	4,331	134,391
Life Time Fitness, Inc. (I)	2,671	154,384
Luby’s, Inc. (I)	6,723	37,649
Marriott Vacations Worldwide Corp.	2,151	163,605
Monarch Casino & Resort, Inc. (I)	1,414	25,735
Papa John’s International, Inc.	11,566	715,241
Penn National Gaming, Inc. (I)	684	11,142
Pinnacle Entertainment, Inc. (I)	3,960	101,930
RCI Hospitality Holdings, Inc. (I)	2,292	23,951
Red Robin Gourmet Burgers, Inc. (I)	6,882	574,441
Ruby Tuesday, Inc. (I)	5,243	34,499
Sonic Corp.	21,160	672,676
Speedway Motorsports, Inc.	6,730	159,636
The Marcus Corp.	3,767	73,419
The Wendy’s Company	30,938	343,102
		6,098,578
Household durables - 0.8%
Bassett Furniture Industries, Inc.	1,320	33,937
Beazer Homes USA, Inc. (I)	21,109	359,697
Cavco Industries, Inc. (I)	648	46,436
CSS Industries, Inc.	926	26,761
Emerson Radio Corp.	6,514	8,729
Ethan Allen Interiors, Inc.	1,690	45,343
Flexsteel Industries, Inc.	431	12,865
Helen of Troy, Ltd. (I)	2,378	182,202
Hooker Furniture Corp.	1,745	32,195
La-Z-Boy, Inc.	20,671	515,741
Lennar Corp., Class B	485	19,536
Lifetime Brands, Inc.	962	15,402
M/I Homes, Inc. (I)	2,518	54,817
MDC Holdings, Inc. (L)	2,858	77,680
Meritage Homes Corp. (I)	2,523	112,299
NACCO Industries, Inc., Class A	500	27,925
PulteGroup, Inc.	2,499	56,377
Skyline Corp. (I)	705	2,545
Standard Pacific Corp. (I)	14,402	125,873
Stanley Furniture Company, Inc. (I)	2,115	7,043
The Ryland Group, Inc.	2,668	121,394
TRI Pointe Homes, Inc. (I)	5,590	88,769
Universal Electronics, Inc. (I)	557	31,476
William Lyon Homes, Class A (I)	465	10,551
		2,015,593
Internet and catalog retail - 0.1%
1-800-Flowers.com, Inc., Class A (I)	3,777	47,137
FTD Companies, Inc. (I)	1,516	52,757
Gaiam, Inc., Class A (I)	1,034	6,607
Liberty Ventures, Series A (I)	846	33,992
		140,493

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Leisure products - 0.1%
Arctic Cat, Inc.	735	$26,798
Callaway Golf Company	8,868	79,723
JAKKS Pacific, Inc. (I)(L)	3,041	20,253
Johnson Outdoors, Inc., Class A	200	6,708
LeapFrog Enterprises, Inc. (I)	1,942	4,991
Vista Outdoor, Inc. (I)	4,410	192,541
		331,014
Media - 0.9%
AH Belo Corp., Class A	3,521	30,597
Ballantyne Strong, Inc. (I)	1,790	8,091
Beasley Broadcasting Group, Inc., Class A	447	2,244
Central European Media
Enterprises, Ltd., Class A (I)	2,003	5,668
Cumulus Media, Inc., Class A (I)	2,304	9,193
Entercom Communications Corp., Class A (I)	552	6,282
Gannett Company, Inc.	6,624	234,490
Gray Television, Inc. (I)	4,409	48,234
Harte-Hanks, Inc.	5,249	40,680
John Wiley & Sons, Inc., Class A	205	13,255
Journal Communications, Inc., Class A (I)	8,168	97,036
Media General, Inc. (I)	5,000	74,550
Meredith Corp.	2,988	160,276
Nexstar Broadcasting Group, Inc., Class A	8,514	464,268
Radio One, Inc., Class D (I)	4,508	11,766
Salem Communications Corp., Class A	1,200	8,892
Scholastic Corp.	1,024	37,898
The EW Scripps Company, Class A (I)	35,310	814,249
The McClatchy Company, Class A (I)	8,210	19,047
The New York Times Company, Class A	1,176	16,452
Time, Inc.	4,219	99,990
		2,203,158
Multiline retail - 1.1%
Big Lots, Inc.	18,200	868,322
Burlington Stores, Inc. (I)	13,900	772,423
Dillard’s, Inc., Class A	6,416	835,107
Fred’s, Inc., Class A	1,256	23,462
		2,499,314
Specialty retail - 3.8%
Aaron’s, Inc.	2,497	74,436
Abercrombie & Fitch Company, Class A	3,200	79,168
America’s Car-Mart, Inc. (I)	5,201	276,719
American Eagle Outfitters, Inc.	6,087	91,122
ANN, Inc. (I)	11,322	406,573
Ascena Retail Group, Inc. (I)	900	12,060
Barnes & Noble, Inc. (I)	5,042	125,546
bebe stores, Inc.	11,334	41,709
Big 5 Sporting Goods Corp.	498	6,364
Books-A-Million, Inc. (I)	2,241	5,737
Brown Shoe Company, Inc.	3,673	110,190
Build-A-Bear Workshop, Inc. (I)	3,247	70,362
Cabela’s, Inc. (I)	1,460	79,482
Chico’s FAS, Inc.	10,414	189,847
Citi Trends, Inc. (I)	751	20,014
Conn’s, Inc. (I)(L)	3,027	78,248
Express, Inc. (I)	42,000	580,440
Five Below, Inc. (I)	10,800	342,738
GameStop Corp., Class A (L)	9,577	354,062
Genesco, Inc. (I)	1,512	111,026
GNC Holdings, Inc., Class A	8,143	391,597
Group 1 Automotive, Inc.	2,043	166,178
Haverty Furniture Companies, Inc.	3,731	86,000

The accompanying notes are an integral part of the financial statements.	110

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
hhgregg, Inc. (I)	1,994	$12,762
Hibbett Sports, Inc. (I)	13,000	635,830
Kirkland’s, Inc. (I)	584	13,882
Lithia Motors, Inc., Class A	2,670	252,208
MarineMax, Inc. (I)	3,489	88,446
New York & Company, Inc. (I)	2,900	6,496
Penske Automotive Group, Inc.	14,320	706,406
Perfumania Holdings, Inc. (I)	1,016	5,568
Pier 1 Imports, Inc.	16,045	193,503
Rent-A-Center, Inc.	7,429	205,040
Shoe Carnival, Inc.	20,226	496,346
Sonic Automotive, Inc., Class A	21,703	536,715
Stage Stores, Inc.	3,629	77,733
Stein Mart, Inc.	5,406	88,875
Systemax, Inc. (I)	4,305	51,789
The Cato Corp., Class A	670	29,708
The Children’s Place Retail Stores, Inc.	1,381	78,703
The Finish Line, Inc., Class A	28,339	693,739
The Men’s Wearhouse, Inc.	4,021	201,814
The Michaels Companies, Inc. (I)	20,550	579,510
The Pep Boys - Manny, Moe & Jack (I)	4,445	39,472
Vitamin Shoppe, Inc. (I)	8,861	375,706
West Marine, Inc. (I)	4,685	52,706
Zumiez, Inc. (I)	1,003	38,936
		9,161,511
Textiles, apparel and luxury goods - 1.2%
Charles & Colvard, Ltd. (I)	775	1,163
Columbia Sportswear Company	11,086	619,597
Crocs, Inc. (I)	4,719	52,617
Culp, Inc.	709	15,414
Delta Apparel, Inc. (I)	522	4,620
Iconix Brand Group, Inc. (I)(L)	4,381	147,946
Lakeland Industries, Inc. (I)	700	6,937
Movado Group, Inc.	20,382	523,614
Oxford Industries, Inc.	10,200	561,306
Perry Ellis International, Inc. (I)	1,322	31,199
Rocky Brands, Inc.	1,126	22,385
Tumi Holdings, Inc. (I)	23,650	553,174
Unifi, Inc. (I)	3,710	119,907
Wolverine World Wide, Inc.	4,055	123,921
		2,783,800
		30,337,062
Consumer staples - 2.6%
Beverages - 0.0%
Coca-Cola Bottling Company Consolidated	244	25,471
Craft Brew Alliance, Inc. (I)	2,766	34,575
MGP Ingredients, Inc.	1,716	26,752
		86,798
Food and staples retailing - 1.4%
Casey’s General Stores, Inc.	1,350	118,463
Ingles Markets, Inc., Class A	2,301	99,495
PriceSmart, Inc.	5,200	413,088
SpartanNash Company	40,833	1,084,116
The Andersons, Inc.	3,077	136,219
The Pantry, Inc. (I)	3,583	131,496
United Natural Foods, Inc. (I)	15,890	1,319,506
Village Super Market, Inc., Class A	313	8,648
Weis Markets, Inc.	2,061	97,217
		3,408,248

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products - 1.0%
Alico, Inc.	490	$22,378
Darling International, Inc. (I)	11,341	197,560
Dean Foods Company	7,958	128,283
Diamond Foods, Inc. (I)	464	12,505
Fresh Del Monte Produce, Inc. (L)	7,784	274,075
Ingredion, Inc.	4,655	382,688
John B. Sanfilippo & Son, Inc.	331	12,264
Landec Corp. (I)	3,344	46,682
Limoneira Company	335	7,002
Omega Protein Corp. (I)	3,910	41,759
Pinnacle Foods, Inc.	4,344	157,687
Post Holdings, Inc. (I)	3,298	163,185
Sanderson Farms, Inc. (L)	1,512	128,838
Seaboard Corp. (I)	47	188,470
Seneca Foods Corp., Class A (I)	2,016	54,513
Snyder’s-Lance, Inc.	3,793	117,014
TreeHouse Foods, Inc. (I)	4,405	368,082
		2,302,985
Household products - 0.1%
Central Garden & Pet Company (I)	2,475	22,424
Central Garden & Pet Company, Class A (I)	6,231	60,316
Oil-Dri Corp. of America	855	25,966
Orchids Paper Products Company	625	17,613
		126,319
Personal products - 0.0%
CCA Industries, Inc. (I)	400	1,392
Inter Parfums, Inc.	1,654	47,023
Mannatech, Inc. (I)	83	1,910
Nutraceutical International Corp. (I)	2,391	39,165
		89,490
Tobacco - 0.1%
Alliance One International, Inc. (I)	16,283	15,469
Universal Corp.	1,943	93,089
		108,558
		6,122,398
Energy - 5.7%
Energy equipment and services - 2.4%
Atwood Oceanics, Inc.	2,952	91,542
Basic Energy Services, Inc. (I)	3,641	27,089
Bristow Group, Inc.	3,771	233,576
C&J Energy Services, Inc. (I)	3,200	43,616
Dawson Geophysical Company (I)	2,902	15,206
Diamond Offshore Drilling, Inc. (L)	5,697	173,360
Dril-Quip, Inc. (I)	6,950	504,987
ENGlobal Corp. (I)	267	454
Era Group, Inc. (I)	1,717	37,877
Exterran Holdings, Inc.	5,642	183,196
Forum Energy Technologies, Inc. (I)	32,971	643,924
Gulf Island Fabrication, Inc.	2,660	42,640
Gulfmark Offshore, Inc., Class A	32,320	531,341
Helix Energy Solutions Group, Inc. (I)	26,058	402,336
Hornbeck Offshore Services, Inc. (I)	3,837	80,040
ION Geophysical Corp. (I)	4,459	10,167
Key Energy Services, Inc. (I)	1,619	3,319
Matrix Service Company (I)	2,231	41,497
Mitcham Industries, Inc. (I)	1,611	10,165
Nabors Industries, Ltd.	20,640	264,398
Natural Gas Services Group, Inc. (I)	2,736	52,750
Newpark Resources, Inc. (I)	9,667	91,546
Noble Corp. PLC	17,039	283,529

The accompanying notes are an integral part of the financial statements.	111

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Oil States International, Inc. (I)	3,512	$152,702
Pacific Drilling SA (I)	1,100	4,004
Parker Drilling Company (I)	10,256	31,691
Patterson-UTI Energy, Inc.	10,848	202,695
PHI, Inc. (I)	2,700	86,994
Pioneer Energy Services Corp. (I)	6,843	36,405
Precision Drilling Corp. (L)	18,047	109,906
Rowan Companies PLC, Class A	13,356	288,623
SEACOR Holdings, Inc. (I)	2,630	190,701
Seventy Seven Energy, Inc. (I)	467	2,242
Superior Energy Services, Inc.	10,604	237,318
Tesco Corp.	1,864	19,814
TETRA Technologies, Inc. (I)	7,049	42,083
Tidewater, Inc. (L)	4,587	129,353
Unit Corp. (I)	11,187	341,651
Willbros Group, Inc. (I)	10,497	66,551
		5,711,288
Oil, gas and consumable fuels - 3.3%
Adams Resources & Energy, Inc.	139	9,296
Alon USA Energy, Inc.	5,862	81,716
Alpha Natural Resources, Inc. (I)(L)	13,589	17,258
Approach Resources, Inc. (I)(L)	1,893	14,633
Bill Barrett Corp. (I)(L)	4,159	41,756
Bonanza Creek Energy, Inc. (I)	307	8,274
Callon Petroleum Company (I)	3,702	27,099
Carrizo Oil & Gas, Inc. (I)	15,553	740,167
Clayton Williams Energy, Inc. (I)	596	29,240
Cloud Peak Energy, Inc. (I)	1,335	11,067
Comstock Resources, Inc. (L)	4,046	21,039
Contango Oil & Gas Company (I)	17,172	404,057
CVR Energy, Inc. (L)	737	30,947
Delek US Holdings, Inc.	5,132	191,321
Denbury Resources, Inc. (L)	24,792	208,253
DHT Holdings, Inc.	1,910	13,179
Energy XXI, Ltd. (L)	4,472	21,242
Evolution Petroleum Corp.	31,890	217,490
GasLog, Ltd. (L)	3,773	74,668
Gastar Exploration, Inc. (I)	1,921	5,763
Green Plains, Inc.	4,857	112,925
Matador Resources Company (I)	32,650	707,199
Newfield Exploration Company (I)	9,412	310,878
Nordic American Tankers, Ltd.	459	4,696
Northern Oil and Gas, Inc. (I)(L)	2,774	23,912
Oasis Petroleum, Inc. (I)(L)	5,430	77,812
Overseas Shipholding Group, Inc. (I)(L)	4,418	21,206
PBF Energy, Inc., Class A	4,959	154,572
PDC Energy, Inc. (I)	3,036	156,900
Peabody Energy Corp. (L)	18,483	146,016
Penn Virginia Corp. (I)(L)	5,500	36,520
QEP Resources, Inc.	25,363	544,797
Renewable Energy Group, Inc. (I)	1,366	12,185
Rex Energy Corp. (I)(L)	5,131	25,142
Rosetta Resources, Inc. (I)	9,181	162,779
SandRidge Energy, Inc. (I)(L)	1,913	3,386
Scorpio Tankers, Inc.	59,287	513,425
SemGroup Corp., Class A	6,084	470,354
Ship Finance International, Ltd. (L)	1,579	25,280
SM Energy Company	3,114	151,091
Stone Energy Corp. (I)	3,805	64,457
Swift Energy Company (I)(L)	5,863	18,351
Teekay Corp.	18,900	836,136
Tesoro Corp.	2,402	220,600
Triangle Petroleum Corp. (I)(L)	5,316	26,367

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Ultra Petroleum Corp. (I)(L)	18,527	$301,434
VAALCO Energy, Inc. (I)	4,771	23,092
W&T Offshore, Inc. (L)	3,259	19,456
Warren Resources, Inc. (I)	103,710	125,489
Western Refining, Inc.	6,196	291,832
Whiting Petroleum Corp. (I)	258	8,728
WPX Energy, Inc. (I)	13,961	150,500
		7,915,982
		13,627,270
Financials - 23.4%
Banks - 7.3%
1st Source Corp.	3,373	104,125
Access National Corp.	359	6,799
American National Bankshares, Inc.	539	12,176
Ameris Bancorp	2,259	59,118
Associated Banc-Corp.	16,384	305,398
BancFirst Corp.	801	47,563
BancorpSouth, Inc.	6,379	142,826
Bank of Florida Corp. (I)	2,087	0
Bank of Kentucky Financial Corp.	89	4,229
Bank of the Ozarks, Inc.	380	13,908
Banner Corp.	2,395	104,566
Bar Harbor Bankshares	348	11,233
BBCN Bancorp, Inc.	6,726	92,483
Blue Hills Bancorp, Inc. (I)	26,400	339,768
BOK Financial Corp. (L)	1,892	111,628
Boston Private Financial Holdings, Inc.	9,812	123,141
Bridge Capital Holdings (I)	535	11,503
Bryn Mawr Bank Corp.	454	13,593
C&F Financial Corp.	63	2,270
Camden National Corp.	211	8,039
Capital Bank Financial Corp., Class A (I)	1,512	40,144
Capital City Bank Group, Inc.	2,956	45,729
Cardinal Financial Corp.	3,454	67,595
Cathay General Bancorp	8,881	229,396
Centerstate Banks, Inc.	2,800	32,844
Central Pacific Financial Corp.	1,567	35,947
Century Bancorp, Inc., Class A	108	4,184
Chemical Financial Corp.	2,894	87,341
City Holding Company	678	31,290
CoBiz Financial, Inc.	5,644	63,721
Columbia Banking System, Inc.	3,280	92,430
Community Bank Systems, Inc.	2,500	88,800
Community Trust Bancorp, Inc.	1,464	47,785
Customers Bancorp, Inc. (I)	931	20,612
CVB Financial Corp.	34,843	545,293
East West Bancorp, Inc.	12,834	512,717
Enterprise Bancorp, Inc.	204	4,325
Enterprise Financial Services Corp.	2,405	48,389
Fidelity Southern Corp.	824	13,011
Financial Institutions, Inc.	1,228	27,655
First BanCorp (I)	9,412	62,025
First Bancorp North Carolina	3,981	69,986
First Bancorp, Inc.	642	10,657
First Busey Corp.	6,309	39,936
First Citizens BancShares, Inc., Class A	219	55,243
First Commonwealth Financial Corp.	18,527	157,109
First Community Bancshares, Inc.	2,119	34,074
First Connecticut Bancorp, Inc.	17,900	265,994
First Financial Bancorp	3,185	55,515
First Financial Corp.	1,254	42,197
First Interstate Bancsystem, Inc., Class A	1,557	41,089

The accompanying notes are an integral part of the financial statements.	112

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
First Merchants Corp.	3,428	$77,336
First Midwest Bancorp, Inc.	7,964	136,184
First NBC Bank Holding Company (I)	850	27,812
First Niagara Financial Group, Inc.	12,457	110,369
First South Bancorp, Inc.	777	6,294
FirstMerit Corp.	7,519	136,470
Flushing Financial Corp.	2,809	55,000
FNB Corp.	10,810	138,692
Fulton Financial Corp.	12,414	150,209
German American Bancorp, Inc.	343	9,848
Glacier Bancorp, Inc.	20,340	494,059
Great Southern Bancorp, Inc.	1,203	45,016
Great Western Bancorp, Inc. (I)	31,100	715,300
Hancock Holding Company	4,427	129,578
Hanmi Financial Corp.	1,541	30,404
Heartland Financial USA, Inc.	1,587	48,737
Heritage Commerce Corp.	2,067	17,321
Heritage Financial Corp.	1,170	18,860
Hilltop Holdings, Inc. (I)	5,164	96,050
HomeTrust Bancshares, Inc. (I)	700	11,046
Horizon Bancorp	400	9,040
Hudson Valley Holding Corp.	598	15,542
IBERIABANK Corp.	9,375	591,750
Independent Bank Corp. (MA)	2,687	112,370
Independent Bank Corp. (MI)	2,100	26,775
International Bancshares Corp.	11,168	276,520
Investors Bancorp, Inc.	71,100	816,228
Lakeland Bancorp, Inc.	3,520	38,262
Lakeland Financial Corp.	1,305	50,947
LegacyTexas Financial Group, Inc.	2,473	56,879
Macatawa Bank Corp.	800	4,320
MainSource Financial Group, Inc.	4,787	89,565
MB Financial, Inc.	9,198	286,886
MBT Financial Corp. (I)	1,105	6,022
Mercantile Bank Corp.	1,058	20,113
Merchants Bancshares, Inc.	540	15,676
Metro Bancorp, Inc.	1,442	36,439
MidSouth Bancorp, Inc.	729	10,396
MidWestOne Financial Group, Inc.	305	8,772
National Bank Holdings Corp., Class A	1,988	37,056
National Penn Bancshares, Inc.	11,091	119,006
NBT Bancorp, Inc.	2,580	61,946
NewBridge Bancorp	2,100	17,430
Northrim BanCorp, Inc.	492	11,636
OFG Bancorp	4,139	72,226
Old National Bancorp	7,195	101,378
Old Second Bancorp, Inc. (I)	1,554	8,516
Pacific Continental Corp.	2,139	29,069
Pacific Mercantile Bancorp (I)	1,399	9,737
Pacific Premier Bancorp, Inc. (I)	659	10,399
PacWest Bancorp	16,641	762,740
Park National Corp. (L)	266	22,642
Park Sterling Corp.	3,302	22,454
Peapack Gladstone Financial Corp.	772	15,170
Peoples Bancorp, Inc.	2,601	61,748
Pinnacle Financial Partners, Inc.	6,390	268,380
Preferred Bank	1,111	29,941
Premier Financial Bancorp, Inc.	658	9,929
PrivateBancorp, Inc.	29,577	1,027,209
Prosperity Bancshares, Inc.	4,575	236,665
Renasant Corp. (L)	5,254	149,634
Republic Bancorp, Inc., Class A	13,692	327,376
Republic First Bancorp, Inc. (I)	502	1,667

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
S&T Bancorp, Inc.	2,700	$76,491
Sandy Spring Bancorp, Inc.	2,665	68,704
Seacoast Banking Corp. of Florida (I)	1,418	18,718
Shore Bancshares, Inc. (I)	600	5,550
Sierra Bancorp	1,564	25,306
Simmons First National Corp., Class A	1,519	62,203
South State Corp.	1,234	83,332
Southern Community Financial Corp. (I)	1,600	1,481
Southwest Bancorp, Inc.	2,030	33,820
Square 1 Financial, Inc., Class A (I)	25,400	703,072
Sterling Bancorp	5,718	78,451
Stock Yards Bancorp, Inc.	105	3,486
Suffolk Bancorp	2,043	45,968
Sun Bancorp, Inc. (I)	272	5,046
Susquehanna Bancshares, Inc.	16,670	223,545
Synovus Financial Corp.	9,759	273,154
TCF Financial Corp.	10,776	169,075
Texas Capital Bancshares, Inc. (I)	1,735	80,556
The Bancorp, Inc. (I)	3,797	35,464
Tompkins Financial Corp.	368	19,118
Towne Bank	2,665	41,308
Trico Bancshares	1,082	25,860
Trustmark Corp.	4,320	99,576
UMB Financial Corp.	2,919	150,445
Union Bankshares Corp.	18,638	407,613
United Bankshares, Inc. (L)	4,646	173,993
United Community Banks, Inc.	1,880	35,758
Univest Corp. of Pennsylvania	1,917	36,404
Valley National Bancorp	1,486	14,266
Washington Trust Bancorp, Inc.	2,092	78,555
WesBanco, Inc.	15,132	495,422
West Bancorp, Inc.	1,494	26,175
Western Alliance Bancorp (I)	18,835	534,726
Wilshire Bancorp, Inc.	4,362	41,483
Wintrust Financial Corp.	3,933	185,205
Zions Bancorporation	15,018	401,506
		17,489,275
Capital markets - 1.9%
Calamos Asset Management, Inc., Class A	923	11,787
Cowen Group, Inc., Class A (I)	19,199	101,563
E*TRADE Financial Corp. (I)	42,328	1,102,009
Evercore Partners, Inc., Class A	8,457	433,252
Greenhill & Company, Inc.	9,050	350,326
INTL. FCStone, Inc. (I)	815	22,192
Investment Technology Group, Inc. (I)	2,948	66,389
Janus Capital Group, Inc.	50,252	828,153
JMP Group, Inc.	3,000	22,530
KCG Holdings, Inc., Class A (I)	4,757	59,843
Legg Mason, Inc.	8,577	491,205
Oppenheimer Holdings, Inc., Class A	1,506	31,777
Piper Jaffray Companies (I)	300	16,425
Stifel Financial Corp. (I)	10,050	550,439
Walter Investment Management Corp. (I)	21,400	356,738
		4,444,628
Consumer finance - 1.5%
Asta Funding, Inc. (I)	2,466	20,838
Cash America International, Inc.	35,000	755,300
Encore Capital Group, Inc. (I)	20,665	825,980
Enova International, Inc. (I)	49,387	1,140,346
Ezcorp, Inc., Class A (I)	51,400	536,616
Navient Corp.	2,611	55,875
Nelnet, Inc., Class A	4,340	202,331

The accompanying notes are an integral part of the financial statements.	113

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
Nicholas Financial, Inc. (I)	75	$1,117
The First Marblehead Corp. (I)	462	2,495
		3,540,898
Diversified financial services - 1.0%
Gain Capital Holdings, Inc.	43,665	414,381
MarketAxess Holdings, Inc.	12,850	1,022,732
Marlin Business Services Corp.	2,737	51,209
NewStar Financial, Inc. (I)	6,064	60,519
PHH Corp. (I)	4,837	117,442
PICO Holdings, Inc. (I)	1,866	32,039
Resource America, Inc., Class A	3,296	30,653
The NASDAQ OMX Group, Inc.	13,226	663,416
		2,392,391
Insurance - 6.6%
Alleghany Corp. (I)	951	449,386
Allied World Assurance Company Holdings AG	37,300	1,508,785
Ambac Financial Group, Inc. (I)	1,199	29,843
American Equity Investment Life
Holding Company	6,303	179,572
American Financial Group, Inc.	14,308	901,404
American National Insurance Company	1,726	180,799
AMERISAFE, Inc.	7,487	311,010
Arch Capital Group, Ltd. (I)	744	44,015
Argo Group International Holdings, Ltd.	5,079	243,321
Aspen Insurance Holdings, Ltd.	23,856	1,093,798
Assurant, Inc.	5,286	323,873
Assured Guaranty, Ltd.	14,321	379,793
Axis Capital Holdings, Ltd.	8,933	462,997
Citizens, Inc. (I)(L)	1,902	13,923
CNO Financial Group, Inc.	15,751	256,111
Donegal Group, Inc., Class A	2,470	37,865
EMC Insurance Group, Inc.	14,970	467,513
Employers Holdings, Inc.	1,300	30,667
Endurance Specialty Holdings, Ltd.	16,297	1,036,000
Enstar Group, Ltd. (I)	738	102,656
Everest Re Group, Ltd.	1,462	259,403
FBL Financial Group, Inc., Class A	4,528	261,900
Federated National Holding Company	803	23,231
First Acceptance Corp. (I)	4,470	10,773
First American Financial Corp.	7,438	260,553
Global Indemnity PLC (I)	2,416	65,353
Greenlight Capital Re, Ltd., Class A (I)	2,000	65,460
Hallmark Financial Services, Inc. (I)	2,471	27,873
Horace Mann Educators Corp.	5,134	165,469
Independence Holding Company	2,216	26,082
Investors Title Company	98	7,301
Kemper Corp.	9,050	333,040
Maiden Holdings, Ltd.	6,647	95,119
MBIA, Inc. (I)	16,367	147,303
Meadowbrook Insurance Group, Inc.	5,289	44,216
Mercury General Corp.	1,787	97,445
Montpelier Re Holdings, Ltd.	8,319	299,817
National Interstate Corp.	1,592	42,634
National Western Life Insurance
Company, Class A	206	51,784
Old Republic International Corp.	18,842	285,645
OneBeacon Insurance Group, Ltd., Class A	2,629	39,435
PartnerRe, Ltd.	4,756	544,562
Platinum Underwriters Holdings, Ltd.	11,872	906,427
ProAssurance Corp.	2,802	126,062
Reinsurance Group of America, Inc.	4,986	445,300
RenaissanceRe Holdings, Ltd.	2,741	281,035

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
RLI Corp.	1,711	$82,795
Safety Insurance Group, Inc.	1,271	74,354
Selective Insurance Group, Inc.	3,326	90,567
StanCorp Financial Group, Inc.	10,936	723,526
State Auto Financial Corp.	4,681	110,893
Stewart Information Services Corp.	3,868	145,553
Symetra Financial Corp.	8,400	189,672
The Hanover Insurance Group, Inc.	3,743	262,908
The Navigators Group, Inc. (I)	1,540	115,053
The Phoenix Companies, Inc. (I)	1,111	63,905
United Fire Group, Inc.	1,493	43,058
Validus Holdings, Ltd.	6,714	279,571
W.R. Berkley Corp.	7,436	371,131
White Mountains Insurance Group, Ltd.	319	212,821
		15,732,360
Real estate investment trusts - 2.4%
Corrections Corp. of America	14,600	582,394
Cousins Properties, Inc.	34,400	369,112
Easterly Government Propoerties (I)	14,800	238,250
Hatteras Financial Corp.	38,300	702,805
LaSalle Hotel Properties	11,520	448,358
Medical Properties Trust, Inc.	39,000	590,460
STAG Industrial, Inc.	25,700	641,215
The Geo Group, Inc.	36,270	1,565,051
WP Glimcher, Inc.	29,000	502,570
		5,640,215
Real estate management and development - 0.6%
Alexander & Baldwin, Inc.	3,790	153,230
AV Homes, Inc. (I)	2,336	35,367
Forestar Group, Inc. (I)	1,463	21,038
FRP Holdings, Inc. (I)	67	2,044
Jones Lang LaSalle, Inc.	4,255	686,119
Kennedy-Wilson Holdings, Inc.	18,154	485,801
		1,383,599
Thrifts and mortgage finance - 2.1%
Astoria Financial Corp.	8,434	110,654
Bank Mutual Corp.	6,590	47,250
BankFinancial Corp.	4,921	58,658
BBX Capital Corp., Class A (I)	1,405	20,092
Berkshire Hills Bancorp, Inc.	13,931	371,679
Brookline Bancorp, Inc.	6,990	67,663
Cape Bancorp, Inc.	443	3,943
Capitol Federal Financial, Inc.	25,804	320,228
Clifton Bancorp, Inc.	1,045	13,857
Dime Community Bancshares, Inc.	2,812	43,755
Doral Financial Corp. (I)	382	275
ESSA Bancorp, Inc.	589	7,174
EverBank Financial Corp.	6,054	108,851
Federal Agricultural Mortgage Corp., Class C	953	30,439
First Defiance Financial Corp.	1,313	42,029
First Financial Northwest, Inc.	1,932	23,203
Flagstar Bancorp, Inc. (I)	2,116	31,296
Hampden Bancorp, Inc.	942	19,848
HF Financial Corp.	155	2,227
Hingham Institution for Savings	82	7,899
Home Bancorp, Inc.	1,531	32,641
Hudson City Bancorp, Inc.	20,492	200,002
Louisiana Bancorp, Inc.	100	2,095
Meridian Bancorp, Inc. (I)	41,200	510,468
New York Community Bancorp, Inc.	30,696	509,861
Northfield Bancorp, Inc.	29,619	428,587

The accompanying notes are an integral part of the financial statements.	114

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Thrifts and mortgage finance (continued)
Northwest Bancshares, Inc.	6,987	$82,551
OceanFirst Financial Corp.	14,840	242,486
Oritani Financial Corp.	2,204	31,539
People’s United Financial, Inc.	22,118	334,645
Provident Financial Holdings, Inc.	768	11,789
Provident Financial Services, Inc.	5,721	104,122
Pulaski Financial Corp.	282	3,392
SI Financial Group, Inc.	835	9,920
Simplicity Bancorp, Inc.	627	10,759
Territorial Bancorp, Inc.	952	20,487
TierOne Corp. (I)	1,301	1
TrustCo Bank Corp.	4,173	28,209
United Financial Bancorp, Inc.	23,777	294,597
Walker & Dunlop, Inc. (I)	1,711	27,427
Washington Federal, Inc.	37,845	799,286
Waterstone Financial, Inc.	1,247	16,049
Westfield Financial, Inc.	5,678	41,052
WSFS Financial Corp.	320	24,877
		5,097,862
		55,721,228
Health care - 10.6%
Biotechnology - 1.4%
AMAG Pharmaceuticals, Inc. (I)	10,130	498,700
Amicus Therapeutics, Inc. (I)	64,900	568,524
Cepheid, Inc. (I)	8,750	497,350
Emergent Biosolutions, Inc. (I)	20,432	612,347
Hyperion Therapeutics, Inc. (I)	23,400	691,470
Myriad Genetics, Inc. (I)	13,900	473,573
		3,341,964
Health care equipment and supplies - 4.0%
ABIOMED, Inc. (I)	13,400	814,586
Alere, Inc. (I)	19,355	880,072
Align Technology, Inc. (I)	13,650	782,828
Alphatec Holdings, Inc. (I)	11,650	16,893
Analogic Corp.	900	77,994
AngioDynamics, Inc. (I)	4,008	74,549
CONMED Corp.	2,316	118,811
CryoLife, Inc.	2,939	30,801
Cynosure, Inc., Class A (I)	1,025	31,181
Digirad Corp.	3,687	15,743
Endologix, Inc. (I)	32,000	504,640
Exactech, Inc. (I)	1,030	24,051
Globus Medical, Inc., Class A (I)	49,439	1,200,379
Greatbatch, Inc. (I)	20,238	1,075,447
Haemonetics Corp. (I)	11,438	508,533
Halyard Health, Inc. (I)	7	322
Hill-Rom Holdings, Inc.	10,368	496,835
Hologic, Inc. (I)	2,110	68,322
ICU Medical, Inc. (I)	6,679	593,830
Integra LifeSciences Holdings Corp. (I)	1,653	99,197
Invacare Corp.	3,899	73,964
Kewaunee Scientific Corp.	80	1,454
LeMaitre Vascular, Inc.	786	5,989
Merit Medical Systems, Inc. (I)	1,830	35,886
Natus Medical, Inc. (I)	3,589	128,450
NuVasive, Inc. (I)	35	1,601
RTI Surgical, Inc. (I)	2,800	14,896
Symmetry Surgical, Inc. (I)	789	5,839
Teleflex, Inc.	1,900	231,211
Tornier NV (I)	32,400	791,856
West Pharmaceutical Services, Inc.	10,850	593,712

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Wright Medical Group, Inc. (I)	14,608	$359,795
		9,659,667
Health care providers and services - 3.0%
Acadia Healthcare Company, Inc. (I)	12,500	790,375
Aceto Corp.	4,311	92,299
Addus HomeCare Corp. (I)	1,215	26,609
Air Methods Corp. (I)	15,450	818,696
Almost Family, Inc. (I)	179	6,376
Amsurg Corp. (I)	4,986	299,659
Bio-Reference Labs, Inc. (I)	13,060	456,316
BioScrip, Inc. (I)	7,228	44,163
Community Health Systems, Inc. (I)	16,444	797,863
Cross Country Healthcare, Inc. (I)	4,185	54,238
Five Star Quality Care, Inc. (I)	5,481	19,951
Hanger, Inc. (I)	2,169	56,155
Health Net, Inc. (I)	1,893	108,564
Healthways, Inc. (I)	3,291	73,653
IPC The Hospitalist Company, Inc. (I)	10,930	472,613
Kindred Healthcare, Inc.	5,284	112,126
LHC Group, Inc. (I)	753	25,451
LifePoint Hospitals, Inc. (I)	10,521	757,091
Magellan Health Services, Inc. (I)	2,433	155,882
Medcath Corp. (I)	4,104	5,622
Molina Healthcare, Inc. (I)	3,926	250,047
National Healthcare Corp.	1,717	108,188
Omnicare, Inc.	6,393	490,599
Owens & Minor, Inc.	4,088	145,778
PharMerica Corp. (I)	3,519	87,975
Select Medical Holdings Corp.	8,624	116,941
Team Health Holdings, Inc. (I)	8,153	483,228
Triple-S Management Corp., Class B (I)	3,548	66,880
Universal American Corp. (I)	14,368	133,048
		7,056,386
Health care technology - 0.7%
HMS Holdings Corp. (I)	35,875	629,248
MedAssets, Inc. (I)	3,864	74,227
Medidata Solutions, Inc. (I)	18,150	873,197
Omnicell, Inc. (I)	3,024	105,991
		1,682,663
Life sciences tools and services - 0.9%
Affymetrix, Inc. (I)	58,572	685,292
Albany Molecular Research, Inc. (I)(L)	1,696	27,509
Bio-Techne Corp.	4,988	486,480
Bruker Corp. (I)	21,350	406,291
Charles River
Laboratories International, Inc. (I)	6,393	490,151
Harvard Bioscience, Inc. (I)	4,419	24,128
		2,119,851
Pharmaceuticals - 0.6%
Cumberland Pharmaceuticals, Inc. (I)	631	3,830
Endo International PLC (I)	4,763	407,713
Impax Laboratories, Inc. (I)	18,130	730,458
Prestige Brands Holdings, Inc. (I)	7,892	304,158
SciClone Pharmaceuticals, Inc. (I)	4,311	33,238
		1,479,397
		25,339,928
Industrials - 17.1%
Aerospace and defense - 1.8%
AAR Corp.	5,432	159,701

The accompanying notes are an integral part of the financial statements.	115

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
CPI Aerostructures, Inc. (I)	1,142	$13,818
Cubic Corp.	901	47,095
Curtiss-Wright Corp.	10,343	750,695
DigitalGlobe, Inc. (I)	3,281	109,093
Ducommun, Inc. (I)	1,256	31,249
Engility Holdings, Inc.	834	30,107
Esterline Technologies Corp. (I)	2,400	282,840
Exelis, Inc.	7,302	176,708
HEICO Corp.	13,650	808,899
Kratos Defense & Security Solutions, Inc. (I)	3,577	20,639
LMI Aerospace, Inc. (I)	2,716	38,676
Orbital ATK, Inc.	5,042	334,184
SIFCO Industries, Inc.	400	8,300
Sparton Corp. (I)	1,625	37,294
Triumph Group, Inc.	23,537	1,407,277
Vectrus, Inc. (I)	83	2,640
		4,259,215
Air freight and logistics - 0.3%
Air Transport Services Group, Inc. (I)	6,845	61,537
Atlas Air Worldwide Holdings, Inc. (I)	2,811	127,479
Forward Air Corp.	7,700	411,950
Hub Group, Inc., Class A (I)	3,113	125,672
UTi Worldwide, Inc. (I)	2,767	36,192
		762,830
Airlines - 0.6%
Alaska Air Group, Inc.	9,243	588,317
Copa Holdings SA, Class A (L)	1,146	130,506
Hawaiian Holdings, Inc. (I)	9,255	171,310
JetBlue Airways Corp. (I)	24,588	422,668
Republic Airways Holdings, Inc. (I)	4,214	54,234
SkyWest, Inc.	4,310	63,012
		1,430,047
Building products - 0.9%
Apogee Enterprises, Inc.	13,193	604,899
Gibraltar Industries, Inc. (I)	4,173	61,176
Griffon Corp.	12,674	206,840
Insteel Industries, Inc.	3,280	71,209
Owens Corning	9,961	395,053
Quanex Building Products Corp.	3,300	64,647
Simpson Manufacturing Company, Inc.	3,200	115,840
Trex Company, Inc. (I)	10,783	542,924
Universal Forest Products, Inc.	2,473	133,666
		2,196,254
Commercial services and supplies - 3.2%
ABM Industries, Inc.	24,329	756,389
ACCO Brands Corp. (I)	6,173	46,977
Acme United Corp.	300	5,769
AMREP Corp. (I)	120	649
ARC Document Solutions, Inc. (I)	5,392	45,616
Ceco Environmental Corp.	301	4,283
Civeo Corp.	1,944	7,659
Clean Harbors, Inc. (I)	4,046	225,322
Courier Corp.	1,247	30,377
Covanta Holding Corp.	30,117	652,635
Ennis, Inc.	4,732	66,011
Fuel Tech, Inc. (I)	2,200	7,128
G&K Services, Inc., Class A	1,686	121,375
Heritage-Crystal Clean, Inc. (I)	212	2,608
InnerWorkings, Inc. (I)	1,846	11,722
Intersections, Inc.	1,826	6,848
Kimball International, Inc., Class B	3,715	35,478

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Matthews International Corp., Class A	1,991	$96,305
McGrath RentCorp.	2,470	79,015
Mobile Mini, Inc.	19,025	789,347
Multi-Color Corp.	1,394	95,182
NL Industries, Inc. (I)	3,500	27,510
Pitney Bowes, Inc.	19,278	446,671
Progressive Waste Solutions, Ltd.	19,700	551,403
Quad/Graphics, Inc.	1,516	35,520
Ritchie Brothers Auctioneers, Inc.	34,350	864,933
Team, Inc. (I)	11,024	423,322
Tetra Tech, Inc.	3,753	95,439
The ADT Corp. (L)	9,378	367,805
The Brink’s Company	1,113	31,320
UniFirst Corp.	1,637	194,525
United Stationers, Inc.	3,084	124,563
Versar, Inc. (I)	2,653	8,755
Viad Corp.	23,381	620,999
Virco Manufacturing Corp. (I)	700	1,680
Waste Connections, Inc.	15,915	747,528
		7,628,668
Construction and engineering - 1.5%
AECOM (I)	23,248	698,835
Aegion Corp. (I)	29,500	533,655
Comfort Systems USA, Inc.	3,590	67,133
Dycom Industries, Inc. (I)	17,598	780,471
EMCOR Group, Inc.	6,086	267,967
Furmanite Corp. (I)	1,419	9,862
Great Lakes Dredge & Dock Corp. (I)	9,865	60,177
Jacobs Engineering Group, Inc. (I)	1,070	47,444
Layne Christensen Company (I)(L)	2,568	16,692
MasTec, Inc. (I)	23,911	527,716
MYR Group, Inc. (I)	1,600	44,224
Northwest Pipe Company (I)	1,838	44,516
Orion Marine Group, Inc. (I)	1,107	11,291
Primoris Services Corp.	16,095	332,362
Quanta Services, Inc. (I)	3,038	87,434
Sterling Construction Company, Inc. (I)	1,987	5,484
Tutor Perini Corp. (I)	4,807	111,859
		3,647,122
Electrical equipment - 0.8%
Allied Motion Technologies, Inc.	124	3,455
AZZ, Inc.	824	37,426
Encore Wire Corp.	4,077	152,031
EnerSys	10,654	695,706
Franklin Electric Company, Inc.	1,285	46,877
General Cable Corp.	4,127	62,070
Global Power Equipment Group, Inc.	468	6,224
GrafTech International, Ltd. (I)	7,641	29,800
LSI Industries, Inc.	3,751	29,520
Orion Energy Systems, Inc. (I)	2,343	8,388
Powell Industries, Inc.	1,041	35,123
PowerSecure International, Inc. (I)(L)	2,424	26,882
Preformed Line Products Company	162	7,444
Regal-Beloit Corp.	3,126	243,640
Thermon Group Holdings, Inc. (I)	16,363	401,221
Ultralife Corp. (I)	4,215	14,963
		1,800,770
Industrial conglomerates - 0.1%
Raven Industries, Inc.	11,500	239,660
Machinery - 3.7%
Actuant Corp., Class A	4,630	117,787

The accompanying notes are an integral part of the financial statements.	116

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
AGCO Corp.	6,716	$334,054
Alamo Group, Inc.	1,890	94,784
Albany International Corp., Class A	15,512	584,958
Altra Industrial Motion Corp.	2,263	61,780
American Railcar Industries, Inc. (L)	3,956	222,169
Astec Industries, Inc.	2,485	106,283
Barnes Group, Inc.	8,581	343,412
Briggs & Stratton Corp.	4,656	97,031
CIRCOR International, Inc.	922	49,484
Columbus McKinnon Corp.	1,684	44,727
Douglas Dynamics, Inc.	2,248	50,647
Dynamic Materials Corp.	1,001	16,166
EnPro Industries, Inc.	2,129	140,024
ESCO Technologies, Inc.	2,184	84,171
Federal Signal Corp.	6,853	113,006
Gencor Industries, Inc. (I)	604	5,974
Hardinge, Inc.	2,139	24,427
Hurco Companies, Inc.	1,523	51,980
Hyster-Yale Materials Handling, Inc.	1,000	66,070
Kennametal, Inc.	1,705	59,675
Key Technology, Inc. (I)	105	1,344
LB Foster Company, Class A	667	32,696
Lydall, Inc. (I)	1,433	45,655
MFRI, Inc. (I)	780	5,031
Miller Industries, Inc.	1,559	34,547
Mueller Industries, Inc.	3,648	126,987
Mueller Water Products, Inc., Class A	1,300	11,908
NN, Inc.	3,619	100,282
Nordson Corp.	10,200	784,686
Oshkosh Corp.	11,665	569,135
Proto Labs, Inc. (I)	11,800	838,744
RBC Bearings, Inc.	294	18,243
Rexnord Corp. (I)	15,620	430,643
Standex International Corp.	1,198	86,855
Tecumseh Products Company (I)	100	309
The Eastern Company	366	7,199
The Gorman-Rupp Company	13,350	383,679
The Timken Company	1,139	48,385
Titan International, Inc.	41,700	416,166
TriMas Corp. (I)	13,763	412,339
Trinity Industries, Inc.	13,109	440,725
Twin Disc, Inc.	443	8,147
Valmont Industries, Inc.	1,823	227,237
Wabash National Corp. (I)	866	12,687
Watts Water Technologies, Inc., Class A	11,649	640,462
Woodward, Inc.	10,850	526,768
		8,879,468
Marine - 0.1%
Baltic Trading, Ltd. (L)	2,200	3,938
International Shipholding Corp.	569	7,966
Kirby Corp. (I)	738	56,885
Knightsbridge Tankers, Ltd. (L)	2,275	11,216
Matson, Inc.	3,567	140,789
		220,794
Professional services - 1.4%
CBIZ, Inc. (I)	4,163	36,801
CDI Corp.	3,398	62,523
CRA International, Inc. (I)	1,820	54,764
Exponent, Inc.	11,950	1,034,034
Franklin Covey Company (I)	2,133	38,181
FTI Consulting, Inc. (I)	2,655	97,890
GP Strategies Corp. (I)	1,609	57,425

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Heidrick & Struggles International, Inc.	1,533	$36,700
Hill International, Inc. (I)	4,471	16,096
Huron Consulting Group, Inc. (I)	1,440	95,976
ICF International, Inc. (I)	2,795	117,111
Kelly Services, Inc., Class A	5,734	99,256
Korn/Ferry International (I)	3,605	110,313
Mistras Group, Inc. (I)	285	5,372
Navigant Consulting, Inc. (I)	2,981	41,704
On Assignment, Inc. (I)	3,213	122,769
RCM Technologies, Inc.	100	608
Resources Connection, Inc.	3,010	53,337
RPX Corp. (I)	1,420	20,704
The Corporate Executive Board Company	12,850	1,004,999
TrueBlue, Inc. (I)	1,621	37,299
Volt Information Sciences, Inc. (I)	1,319	16,488
VSE Corp.	212	16,793
		3,177,143
Road and rail - 1.9%
AMERCO (I)	1,176	384,340
ArcBest Corp.	2,185	91,508
Avis Budget Group, Inc. (I)	8,495	514,967
Celadon Group, Inc.	22,879	600,574
Con-way, Inc.	4,091	180,699
Covenant Transportation
Group, Inc., Class A (I)	1,250	39,813
Heartland Express, Inc.	21,814	549,058
Landstar System, Inc.	7,753	544,416
Marten Transport, Ltd.	3,341	77,478
Old Dominion Freight Line, Inc. (I)	8,654	676,050
P.A.M. Transportation Services, Inc. (I)	1,319	69,208
Patriot Transportation Holding, Inc. (I)	22	496
Roadrunner Transportation Systems, Inc. (I)	903	23,180
Ryder Systems, Inc.	5,483	515,347
Saia, Inc. (I)	1,000	46,030
USA Truck, Inc. (I)	1,015	30,907
Werner Enterprises, Inc.	4,947	158,650
		4,502,721
Trading companies and distributors - 0.8%
Air Lease Corp.	6,957	266,036
Applied Industrial Technologies, Inc.	2,597	113,775
Beacon Roofing Supply, Inc. (I)	2,936	88,139
CAI International, Inc. (I)	3,300	80,124
GATX Corp.	8,684	540,579
Houston Wire & Cable Company	1,941	20,594
Kaman Corp.	1,616	67,064
Lawson Products, Inc. (I)	1,776	48,485
MRC Global, Inc. (I)	3,442	44,299
Rush Enterprises, Inc., Class A (I)	2,066	57,703
Rush Enterprises, Inc., Class B (I)	7,059	179,934
TAL International Group, Inc. (I)	2,869	119,723
Titan Machinery, Inc. (I)	2,247	32,402
Veritiv Corp. (I)	548	27,756
WESCO International, Inc. (I)	2,810	195,098
Willis Lease Finance Corp. (I)	281	5,997
		1,887,708
Transportation infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (I)	1,351	20,279
		40,652,679

The accompanying notes are an integral part of the financial statements.	117

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Information technology - 18.0%
Communications equipment - 2.0%
ADTRAN, Inc.	2,918	$62,825
ARRIS Group, Inc. (I)	56,162	1,650,040
Aruba Networks, Inc. (I)	24,800	615,288
Aviat Networks, Inc. (I)	7,700	9,779
Bel Fuse, Inc., Class B	2,040	38,944
Black Box Corp.	1,623	35,690
Brocade Communications Systems, Inc.	55,700	690,123
Communications Systems, Inc.	1,201	13,355
Comtech Telecommunications Corp.	1,744	62,331
Digi International, Inc. (I)	4,754	50,297
EchoStar Corp., Class A (I)	3,914	212,726
Emulex Corp. (I)	6,843	54,402
Finisar Corp. (I)	23,127	485,898
Harmonic, Inc. (I)	2,815	21,985
KVH Industries, Inc. (I)	448	5,748
NETGEAR, Inc. (I)	2,055	66,253
Oclaro, Inc. (I)	4,713	8,248
Optical Cable Corp.	100	496
Polycom, Inc. (I)	54,688	755,788
Relm Wireless Corp. (I)	877	5,446
Tessco Technologies, Inc.	1,368	30,575
Westell Technologies, Inc., Class A (I)	7,150	10,225
		4,886,462
Electronic equipment, instruments and components - 3.7%
ADDvantage Technologies Group, Inc. (I)	471	1,130
Anixter International, Inc. (I)	853	67,293
Arrow Electronics, Inc. (I)	10,983	680,507
Avnet, Inc.	11,725	537,122
AVX Corp.	11,811	168,307
Belden, Inc.	6,035	535,787
Benchmark Electronics, Inc. (I)	4,167	97,758
Checkpoint Systems, Inc. (I)	3,869	52,232
Cognex Corp. (I)	20,450	913,911
Coherent, Inc. (I)	7,691	494,070
CTS Corp.	3,537	61,756
Daktronics, Inc.	3,426	35,048
DTS, Inc. (I)	71	2,092
Electro Rent Corp.	3,795	49,031
Electro Scientific Industries, Inc.	2,403	16,605
Fabrinet (I)	607	10,896
FEI Company	12,705	1,003,568
GSI Group, Inc. (I)	1,206	15,859
IEC Electronics Corp. (I)	558	2,399
II-VI, Inc. (I)	2,439	42,658
Ingram Micro, Inc., Class A (I)	11,036	272,700
Insight Enterprises, Inc. (I)	3,585	94,286
IntriCon Corp. (I)	80	593
Itron, Inc. (I)	1,375	50,160
Jabil Circuit, Inc.	13,872	304,768
KEMET Corp. (I)	5,859	26,776
Key Tronic Corp. (I)	1,300	13,377
Kimball Electronics, Inc. (I)	2,786	34,881
Knowles Corp. (I)(L)	2,335	44,715
Mercury Systems, Inc. (I)	2,241	38,142
Multi-Fineline Electronix, Inc. (I)	3,338	62,187
NAPCO Security Technologies, Inc. (I)	868	4,817
Newport Corp. (I)	3,364	67,145
OSI Systems, Inc. (I)	1,130	81,891
PAR Technology Corp. (I)	1,700	8,347
Park Electrochemical Corp.	1,480	32,131
PC Connection, Inc.	4,089	104,760

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
PCM, Inc. (I)	2,932	$28,177
Planar Systems, Inc. (I)	1,700	10,455
Plexus Corp. (I)	1,675	67,419
Radisys Corp. (I)	3,312	7,783
Richardson Electronics, Ltd.	1,362	12,449
Rofin-Sinar Technologies, Inc. (I)	1,400	33,558
Rogers Corp. (I)	1,608	125,874
Sanmina Corp. (I)	7,556	171,521
ScanSource, Inc. (I)	9,505	345,602
SMTC Corp. (I)	363	545
SYNNEX Corp.	5,165	393,831
Tech Data Corp. (I)	10,671	634,925
TTM Technologies, Inc. (I)	7,033	61,961
Viasystems Group, Inc. (I)	2,572	45,036
Vicon Industries, Inc.	102	141
Vishay Intertechnology, Inc.	66,547	947,629
Vishay Precision Group, Inc. (I)	1,509	22,409
		8,939,020
Internet software and services - 1.4%
AOL, Inc. (I)	5,455	221,146
Bankrate, Inc. (I)	3,774	48,156
Blucora, Inc. (I)	6,665	98,775
comScore, Inc. (I)	17,450	900,246
Dealertrack Technologies, Inc. (I)	780	31,021
Dice Holdings, Inc. (I)	5,605	49,100
EarthLink Holdings Corp.	12,905	55,104
Internap Network Services Corp. (I)	6,681	63,603
IntraLinks Holdings, Inc. (I)	30,901	320,443
Limelight Networks, Inc. (I)	1,035	3,457
LogMeIn, Inc. (I)	10,800	569,160
Marchex, Inc., Class B	3,061	12,642
Monster Worldwide, Inc. (I)	4,505	30,274
Perficient, Inc. (I)	28,874	574,015
RealNetworks, Inc. (I)	4,503	32,016
Reis, Inc.	300	7,263
SciQuest, Inc. (I)	10,802	188,063
support.com, Inc. (I)	4,301	7,355
TheStreet, Inc.	6,959	13,988
United Online, Inc. (I)	1,187	19,431
XO Group, Inc. (I)	3,587	55,670
		3,300,928
IT services - 2.9%
Acxiom Corp. (I)	6,543	130,860
CACI International, Inc., Class A (I)	8,680	757,677
Cardtronics, Inc. (I)	33,250	1,216,618
Ciber, Inc. (I)	13,088	51,305
Convergys Corp.	8,563	191,383
CoreLogic, Inc. (I)	4,247	141,595
CSG Systems International, Inc.	35,122	1,050,499
DST Systems, Inc.	2,577	273,909
EPAM Systems, Inc. (I)	13,000	801,840
ExlService Holdings, Inc. (I)	1,718	59,958
Forrester Research, Inc.	11,950	449,559
Global Cash Access Holdings, Inc. (I)	1,470	10,452
Global Payments, Inc.	6,000	551,160
Jack Henry & Associates, Inc.	8,547	559,829
ManTech International Corp., Class A	3,611	119,524
Moduslink Global Solutions, Inc. (I)	9,124	34,124
MoneyGram International, Inc. (I)	31,600	268,442
StarTek, Inc. (I)	2,139	16,256
Sykes Enterprises, Inc. (I)	2,752	63,984

The accompanying notes are an integral part of the financial statements.	118

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
IT services (continued)
TeleTech Holdings, Inc.	573	$13,924
The Hackett Group, Inc.	9,407	82,876
		6,845,774
Semiconductors and semiconductor equipment - 3.2%
Advanced Energy Industries, Inc. (I)	3,654	97,269
Alpha & Omega Semiconductor, Ltd. (I)	999	8,861
Amkor Technology, Inc. (I)	15,066	146,592
Axcelis Technologies, Inc. (I)	3,500	9,800
AXT, Inc. (I)	3,200	8,768
Brooks Automation, Inc.	6,288	75,456
Cabot Microelectronics Corp. (I)	9,100	471,471
Cascade Microtech, Inc. (I)	1,613	21,776
Cirrus Logic, Inc. (I)	3,559	107,161
Cohu, Inc.	3,324	36,198
Diodes, Inc. (I)	2,824	80,456
DSP Group, Inc. (I)	4,257	48,062
Entegris, Inc. (I)	43,545	583,938
Entropic Communications, Inc. (I)	2,167	6,393
Fairchild Semiconductor International, Inc. (I)	33,680	587,379
First Solar, Inc. (I)	7,238	432,434
FormFactor, Inc. (I)	1,700	16,694
GSI Technology, Inc. (I)	2,286	13,030
Integrated Device Technology, Inc. (I)	22,546	465,349
Integrated Silicon Solution, Inc.	3,214	52,838
Intersil Corp., Class A	42,558	663,479
IXYS Corp.	2,660	31,840
Kulicke & Soffa Industries, Inc. (I)	5,373	85,968
Lattice Semiconductor Corp. (I)	10,043	67,489
Magnachip Semiconductor Corp. (I)	145	828
Marvell Technology Group, Ltd.	35,778	576,741
Microsemi Corp. (I)	7,771	250,537
MKS Instruments, Inc.	4,675	165,308
NeoPhotonics Corp. (I)	1,108	4,077
ON Semiconductor Corp. (I)	9,167	116,879
Pericom Semiconductor Corp.	5,042	78,655
Photronics, Inc. (I)	11,375	94,526
PMC-Sierra, Inc. (I)	12,080	114,760
Power Integrations, Inc.	21,437	1,176,034
Qorvo, Inc. (I)	5,713	396,482
Rudolph Technologies, Inc. (I)	4,412	54,400
Sigma Designs, Inc. (I)	4,474	32,973
Silicon Image, Inc. (I)	1,915	13,960
Silicon Laboratories, Inc. (I)	1,469	74,390
Teradyne, Inc.	16,100	311,052
Ultra Clean Holdings, Inc. (I)	429	3,544
		7,583,847
Software - 4.0%
Aspen Technology, Inc. (I)	25,700	992,149
Blackbaud, Inc.	16,290	739,566
Bottomline Technologies, Inc. (I)	31,268	827,977
Cadence Design Systems, Inc. (I)	27,993	513,812
EnerNOC, Inc. (I)	1,705	23,000
Epiq Systems, Inc.	3,144	55,334
ePlus, Inc. (I)	1,390	115,606
GSE Systems, Inc. (I)	2,016	3,064
Interactive Intelligence Group, Inc. (I)	13,650	579,306
Mentor Graphics Corp.	8,174	191,762
MicroStrategy, Inc., Class A (I)	3,427	611,171
Progress Software Corp. (I)	2,818	77,044
Rovi Corp. (I)	53,021	1,319,162
Seachange International, Inc. (I)	4,794	36,195
SS&C Technologies Holdings, Inc.	26,117	1,584,780

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Software (continued)
Take-Two Interactive Software, Inc. (I)	5,333	$141,271
TeleCommunication Systems, Inc., Class A (I)	3,363	10,762
Telenav, Inc. (I)	366	3,118
Tyler Technologies, Inc. (I)	9,800	1,169,826
Verint Systems, Inc. (I)	8,127	494,731
Zynga, Inc., Class A (I)	10,362	23,833
		9,513,469
Technology hardware, storage and peripherals - 0.8%
Avid Technology, Inc. (I)	5,478	85,895
Concurrent Computer Corp.	526	3,230
Cray, Inc. (I)	22,069	659,201
Electronics For Imaging, Inc. (I)	17,359	704,775
Hutchinson Technology, Inc. (I)	3,000	10,410
Imation Corp. (I)	7,779	31,816
Intevac, Inc. (I)	3,303	22,659
Lexmark International, Inc., Class A	5,274	224,989
QLogic Corp. (I)	3,484	52,295
Qumu Corp. (I)	401	6,019
Super Micro Computer, Inc. (I)	2,174	87,351
		1,888,640
		42,958,140
Materials - 7.0%
Chemicals - 2.6%
A. Schulman, Inc.	2,806	119,479
Axiall Corp.	5,946	275,359
Balchem Corp.	14,708	866,595
Cabot Corp.	4,242	191,399
Calgon Carbon Corp.	3,288	67,831
Chase Corp.	1,432	61,676
Chemtura Corp. (I)	21,721	570,176
Cytec Industries, Inc.	3,713	195,044
Flotek Industries, Inc. (I)	15,500	264,740
FutureFuel Corp.	1,723	21,193
Hawkins, Inc.	314	12,243
HB Fuller Company	3,415	152,651
Huntsman Corp.	4,564	102,507
Innophos Holdings, Inc.	1,258	70,612
Innospec, Inc.	1,269	56,052
Intrepid Potash, Inc. (I)	384	5,422
KMG Chemicals, Inc.	709	15,364
Kraton Performance Polymers, Inc. (I)	32,164	649,070
Kronos Worldwide, Inc.	177	2,170
LSB Industries, Inc. (I)	655	24,615
Minerals Technologies, Inc.	10,746	786,930
Olin Corp.	6,768	189,775
OM Group, Inc.	2,945	84,787
OMNOVA Solutions, Inc. (I)	2,908	23,177
Penford Corp. (I)	2,346	44,175
PolyOne Corp.	12,406	493,014
Sensient Technologies Corp.	11,273	717,076
Stepan Company	31	1,273
Trecora Resources (I)	745	10,750
Tredegar Corp.	128	2,632
Tronox, Ltd., Class A	4,271	92,424
		6,170,211
Construction materials - 0.2%
Eagle Materials, Inc.	5,616	440,856
United States Lime & Minerals, Inc.	169	11,408
		452,264

The accompanying notes are an integral part of the financial statements.	119

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Containers and packaging - 1.9%
Bemis Company, Inc.	6,869	$335,207
Graphic Packaging Holding Company	51,439	776,215
Greif, Inc., Class A	1,392	61,248
MeadWestvaco Corp.	12,249	649,932
Myers Industries, Inc.	5,702	113,470
Owens-Illinois, Inc. (I)	63,363	1,657,576
Rock-Tenn Company, Class A	9,600	658,944
Sonoco Products Company	6,439	301,538
		4,554,130
Metals and mining - 1.2%
AM Castle & Company (I)(L)	3,851	12,400
Ampco-Pittsburgh Corp.	1,873	35,119
Carpenter Technology Corp.	204	8,641
Century Aluminum Company (I)	4,950	93,902
Coeur Mining, Inc. (I)(L)	10,706	62,523
Commercial Metals Company	8,322	125,246
Friedman Industries, Inc.	1,405	9,104
Haynes International, Inc.	8,934	360,755
Hecla Mining Company	2,428	8,061
Kaiser Aluminum Corp.	1,755	132,590
Materion Corp.	1,743	63,829
McEwen Mining, Inc. (I)	2,908	3,286
Noranda Aluminum Holding Corp.	2,332	7,696
Olympic Steel, Inc.	2,178	32,866
Reliance Steel & Aluminum Company	6,607	376,665
RTI International Metals, Inc. (I)	2,900	80,823
Schnitzer Steel Industries, Inc., Class A	1,338	21,007
Steel Dynamics, Inc.	14,342	261,311
SunCoke Energy, Inc.	4,139	75,537
Synalloy Corp.	380	5,738
TimkenSteel Corp.	882	26,513
United States Steel Corp. (L)	10,162	243,380
Universal Stainless & Alloy Products, Inc. (I)	1,778	40,218
Worthington Industries, Inc.	28,100	758,700
		2,845,910
Paper and forest products - 1.1%
Boise Cascade Company (I)	1,639	58,365
Clearwater Paper Corp. (I)	1,598	97,574
Domtar Corp.	18,856	852,291
KapStone Paper and Packaging Corp.	30,911	1,065,193
Mercer International, Inc. (I)	6,255	89,259
Neenah Paper, Inc.	3,100	187,302
PH Glatfelter Company	3,797	93,027
Resolute Forest Products, Inc. (I)	4,257	77,648
Schweitzer-Mauduit International, Inc.	1,495	69,996
		2,590,655
		16,613,170
Telecommunication services - 0.7%
Diversified telecommunication services - 0.5%
Atlantic Tele-Network, Inc.	749	51,554
Frontier Communications Corp. (L)	69,322	553,190
General Communication, Inc., Class A (I)	4,737	65,702
Hawaiian Telcom Holdco, Inc. (I)	53	1,378
Iridium Communications, Inc. (I)(L)	24,349	233,263
Lumos Networks Corp.	879	15,136
Premiere Global Services, Inc. (I)	5,324	51,856
Vonage Holdings Corp. (I)	9,287	42,163
Windstream Holdings, Inc. (L)	13,524	106,704
		1,120,946

Small Cap Opportunities Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Wireless telecommunication services - 0.2%
Boingo Wireless, Inc. (I)	1,938	$14,109
Leap Wireless International, Inc. (I)	3,505	8,833
Shenandoah Telecommunications Company	2,436	70,863
Spok Holdings, Inc.	3,600	66,924
Telephone & Data Systems, Inc.	9,751	248,065
United States Cellular Corp. (I)	1,710	64,860
		473,654
		1,594,600
Utilities - 0.4%
Gas utilities - 0.4%
UGI Corp.	25,503	866,847
Independent power and renewable electricity producers - 0.0%
Ormat Technologies, Inc. (L)	2,376	81,022
Water utilities - 0.0%
Consolidated Water Company, Ltd.	1,250	13,975
		961,844
TOTAL COMMON STOCKS (Cost $188,388,694)		$233,928,319

INVESTMENT COMPANIES - 0.4%
iShares Russell 2000 Value Index Fund	8,800	896,459
TOTAL INVESTMENT COMPANIES (Cost $835,999)		$896,459

SECURITIES LENDING COLLATERAL - 1.8%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	423,120	4,233,402
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,233,484)		$4,233,402

SHORT-TERM INVESTMENTS - 1.3%
Money market funds - 1.3%
State Street Institutional Liquid Reserves
Fund, 0.0876% (Y)	1,064,437	1,064,437
State Street Institutional Treasury Money
Market Fund, 0.0000% (Y)	2,139,983	2,139,983
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	27,806	27,806
		3,232,226
TOTAL SHORT-TERM INVESTMENTS (Cost $3,232,226)		$3,232,226
Total Investments (Small Cap Opportunities Fund) (Cost $196,690,403) - 101.7%		$242,290,406
Other assets and liabilities, net - (1.7%)		(4,092,846)
TOTAL NET ASSETS - 100.0%		$238,197,560

Small Company Growth Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.2%
Consumer discretionary - 12.8%
Distributors - 0.8%
Pool Corp.	24,410	$1,688,440
Hotels, restaurants and leisure - 5.6%
BJ’s Restaurants, Inc. (I)	31,824	1,661,849
Brinker International, Inc.	25,718	1,529,191

The accompanying notes are an integral part of the financial statements.	120

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Choice Hotels International, Inc.	26,372	$1,673,831
Domino’s Pizza, Inc.	15,348	1,558,282
Jack in the Box, Inc.	37,508	3,626,649
The Cheesecake Factory, Inc.	29,007	1,378,413
		11,428,215
Household durables - 0.7%
Standard Pacific Corp. (I)	171,699	1,500,649
Leisure products - 0.8%
Brunswick Corp.	30,586	1,658,985
Specialty retail - 3.0%
ANN, Inc. (I)	34,531	1,240,008
DSW, Inc., Class A	38,444	1,448,954
Five Below, Inc. (I)	32,601	1,034,593
Group 1 Automotive, Inc.	19,053	1,549,771
Vitamin Shoppe, Inc. (I)	18,043	765,023
		6,038,349
Textiles, apparel and luxury goods - 1.9%
G-III Apparel Group, Ltd. (I)	20,211	2,126,804
Steven Madden, Ltd. (I)	44,599	1,628,309
		3,755,113
		26,069,751
Consumer staples - 1.3%
Food products - 1.3%
B&G Foods, Inc.	35,744	1,024,066
Diamond Foods, Inc. (I)	32	862
Lancaster Colony Corp.	17,511	1,600,505
		2,625,433
		2,625,433
Energy - 3.5%
Energy equipment and services - 1.2%
Atwood Oceanics, Inc.	21,814	676,452
Dril-Quip, Inc. (I)	15,881	1,153,913
Patterson-UTI Energy, Inc.	33,058	617,689
		2,448,054
Oil, gas and consumable fuels - 2.3%
Energen Corp.	20,459	1,322,470
Laredo Petroleum, Inc. (I)(L)	49,290	588,030
Oasis Petroleum, Inc. (I)(L)	36,836	527,860
SemGroup Corp., Class A	17,042	1,317,517
Ultra Petroleum Corp. (I)(L)	59,131	962,061
		4,717,938
		7,165,992
Financials - 7.3%
Banks - 2.8%
Hancock Holding Company	40,128	1,174,547
Home BancShares, Inc.	42,170	1,334,681
SVB Financial Group (I)	15,433	1,896,716
UMB Financial Corp.	24,890	1,282,831
		5,688,775
Capital markets - 2.7%
Affiliated Managers Group, Inc. (I)	7,038	1,523,164
Janus Capital Group, Inc.	111,230	1,833,070
Stifel Financial Corp. (I)	41,793	2,289,003
		5,645,237

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance - 0.9%
American Equity Investment Life Holding Company	62,389	$1,777,463
Real estate investment trusts - 0.9%
Corrections Corp. of America	46,069	1,837,692
		14,949,167
Health care - 21.9%
Biotechnology - 5.2%
Alnylam Pharmaceuticals, Inc. (I)	17,056	1,731,696
Enanta Pharmaceuticals, Inc. (I)	19,223	688,568
Exact Sciences Corp. (I)(L)	89,846	2,018,840
Incyte Corp. (I)	29,658	2,546,139
Neurocrine Biosciences, Inc. (I)	37,313	1,457,073
Repligen Corp. (I)	40,654	1,045,214
Seattle Genetics, Inc. (I)	31,569	1,144,376
		10,631,906
Health care equipment and supplies - 4.5%
DexCom, Inc. (I)	34,278	2,082,046
Hill-Rom Holdings, Inc.	5,660	271,227
NuVasive, Inc. (I)	42,112	1,926,624
Sirona Dental Systems, Inc. (I)	18,347	1,666,275
STERIS Corp.	31,445	2,028,831
Thoratec Corp. (I)	31,405	1,278,812
		9,253,815
Health care providers and services - 5.5%
Chemed Corp.	18,491	2,153,832
Community Health Systems, Inc. (I)	35,420	1,718,578
Envision Healthcare Holdings, Inc. (I)	40,281	1,475,090
HealthSouth Corp.	41,683	1,811,543
Select Medical Holdings Corp.	102,288	1,387,025
VCA Antech, Inc. (I)	50,245	2,677,054
		11,223,122
Health care technology - 0.3%
HMS Holdings Corp. (I)	28,775	504,714
Life sciences tools and services - 2.6%
Affymetrix, Inc. (I)	22,697	265,555
Bio-Techne Corp.	15,938	1,554,433
PAREXEL International Corp. (I)	29,518	1,902,730
PerkinElmer, Inc.	31,387	1,475,189
		5,197,907
Pharmaceuticals - 3.8%
Catalent, Inc. (I)	55,548	1,553,678
Jazz Pharmaceuticals PLC (I)	9,060	1,541,015
Nektar Therapeutics (I)	111,241	1,453,920
Pacira Pharmaceuticals, Inc. (I)	13,332	1,530,114
Salix Pharmaceuticals, Ltd. (I)	10,406	1,635,823
		7,714,550
		44,526,014
Industrials - 16.8%
Aerospace and defense - 1.6%
Hexcel Corp.	33,357	1,587,126
TransDigm Group, Inc.	7,897	1,712,543
		3,299,669
Air freight and logistics - 0.9%
Forward Air Corp.	33,229	1,777,752
Building products - 0.8%
AO Smith Corp.	26,206	1,651,764

The accompanying notes are an integral part of the financial statements.	121

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies - 2.3%
Pitney Bowes, Inc.	74,566	$1,727,694
Steelcase, Inc., Class A	91,268	1,708,537
Tetra Tech, Inc.	45,932	1,168,051
		4,604,282
Construction and engineering - 0.4%
MasTec, Inc. (I)	42,160	930,471
Electrical equipment - 1.1%
Acuity Brands, Inc.	14,450	2,290,036
Machinery - 4.9%
Crane Company	21,571	1,441,590
ITT Corp.	43,260	1,776,688
Lincoln Electric Holdings, Inc.	27,019	1,865,392
WABCO Holdings, Inc. (I)	17,397	2,032,492
Wabtec Corp.	30,343	2,879,247
		9,995,409
Marine - 0.7%
Kirby Corp. (I)	18,140	1,398,231
Road and rail - 2.6%
Knight Transportation, Inc.	66,706	2,205,300
Old Dominion Freight Line, Inc. (I)	13,020	1,017,122
Swift Transportation Company (I)	71,310	2,016,647
		5,239,069
Trading companies and distributors - 1.5%
Watsco, Inc.	15,525	1,820,151
WESCO International, Inc. (I)(L)	18,014	1,250,712
		3,070,863
		34,257,546
Information technology - 28.3%
Communications equipment - 2.1%
ARRIS Group, Inc. (I)	67,377	1,979,536
Finisar Corp. (I)	52,443	1,101,827
Infinera Corp. (I)	70,977	1,210,158
		4,291,521
Electronic equipment, instruments and components - 3.1%
Cognex Corp. (I)	35,984	1,608,125
IPG Photonics Corp. (I)(L)	14,112	1,353,341
National Instruments Corp.	38,476	1,198,143
SYNNEX Corp.	27,622	2,106,178
		6,265,787
Internet software and services - 3.6%
CoStar Group, Inc. (I)	15,465	3,080,009
Dealertrack Technologies, Inc. (I)	35,152	1,397,995
Envestnet, Inc. (I)	29,560	1,592,693
HomeAway, Inc. (I)	42,194	1,307,803
		7,378,500
IT services - 1.9%
Booz Allen Hamilton Holding Corp.	55,573	1,653,852
EPAM Systems, Inc. (I)	35,264	2,175,084
		3,828,936
Semiconductors and semiconductor equipment - 5.4%
Atmel Corp. (I)	195,673	1,631,913
Cavium, Inc. (I)	28,292	1,937,719
MKS Instruments, Inc.	33,498	1,184,489
Monolithic Power Systems, Inc.	31,281	1,649,447
Power Integrations, Inc.	29,405	1,613,158
Silicon Laboratories, Inc. (I)	29,397	1,488,664

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Teradyne, Inc.	75,371	$1,456,168
		10,961,558
Software - 11.4%
Aspen Technology, Inc. (I)	40,244	1,553,620
Cadence Design Systems, Inc. (I)	85,274	1,565,204
CommVault Systems, Inc. (I)	17,789	858,675
Guidewire Software, Inc. (I)	32,179	1,791,083
Interactive Intelligence Group, Inc. (I)	25,584	1,085,785
Manhattan Associates, Inc. (I)	91,356	4,554,097
Mentor Graphics Corp.	64,852	1,521,428
MicroStrategy, Inc., Class A (I)	10,464	1,866,150
Qlik Technologies, Inc. (I)	52,250	1,694,990
Qualys, Inc. (I)	38,808	1,786,332
SolarWinds, Inc. (I)	32,795	1,663,690
The Ultimate Software Group, Inc. (I)	10,681	1,758,573
Verint Systems, Inc. (I)	26,466	1,611,118
		23,310,745
Technology hardware, storage and peripherals - 0.8%
Cray, Inc. (I)	56,531	1,688,581
		57,725,628
Materials - 2.9%
Chemicals - 1.0%
PolyOne Corp.	47,880	1,902,751
Construction materials - 0.8%
Martin Marietta Materials, Inc.	11,631	1,655,440
Containers and packaging - 0.7%
Berry Plastics Group, Inc. (I)	43,236	1,483,427
Metals and mining - 0.4%
Carpenter Technology Corp.	20,662	875,242
		5,916,860
Telecommunication services - 1.6%
Wireless telecommunication services - 1.6%
SBA Communications Corp., Class A (I)	25,303	3,155,537
Utilities - 0.8%
Electric utilities - 0.8%
ITC Holdings Corp.	43,387	1,680,379
TOTAL COMMON STOCKS (Cost $130,528,924)		$198,072,307

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration Date: 01/04/2016) (I)(N)	92,945	2,138
TOTAL RIGHTS (Cost $6,041)		$2,138

SECURITIES LENDING COLLATERAL - 2.4%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	481,096	4,813,465
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,813,540)		$4,813,465

The accompanying notes are an integral part of the financial statements.	122

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Company Growth Fund (continued)

	Shares or
	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 3.1%
Money market funds - 3.1%
State Street Institutional Liquid Reserves
Fund, 0.0876% (Y)	6,241,104	6,241,104
TOTAL SHORT-TERM INVESTMENTS (Cost $6,241,104)		$6,241,104
Total Investments (Small Company Growth Fund) (Cost $141,589,609) - 102.7%		$209,129,014
Other assets and liabilities, net - (2.7%)		(5,469,572)
TOTAL NET ASSETS - 100.0%		$203,659,442

Small Company Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 97.3%
Consumer discretionary - 12.9%
Auto components - 1.9%
Dorman Products, Inc. (I)(L)	45,900	$2,024,649
Drew Industries, Inc.	52,800	3,114,672
Modine Manufacturing Company (I)	131,300	1,701,648
		6,840,969
Distributors - 0.9%
Pool Corp.	43,400	3,001,978
Diversified consumer services - 0.8%
American Public Education, Inc. (I)	35,700	1,156,680
Apollo Education Group, Inc. (I)	33,100	915,215
Ascent Capital Group, Inc., Class A (I)	9,600	422,112
Weight Watchers International, Inc. (I)(L)	42,200	478,126
		2,972,133
Hotels, restaurants and leisure - 0.8%
Belmond, Ltd., Class A (I)	37,700	461,071
Interval Leisure Group, Inc.	35,400	955,800
Red Robin Gourmet Burgers, Inc. (I)	16,700	1,393,949
		2,810,820
Household durables - 1.9%
CSS Industries, Inc.	57,000	1,647,300
Ethan Allen Interiors, Inc.	61,700	1,655,411
Meritage Homes Corp. (I)	76,300	3,396,113
		6,698,824
Leisure products - 0.6%
Brunswick Corp.	37,900	2,055,696
Media - 1.3%
National CineMedia, Inc.	36,800	560,832
New Media Investment Group, Inc.	80,000	1,976,000
Saga Communications, Inc., Class A	52,400	2,094,952
		4,631,784
Multiline retail - 0.4%
Fred’s, Inc., Class A	77,800	1,453,304
Specialty retail - 3.4%
Aaron’s, Inc.	188,200	5,610,242
Haverty Furniture Companies, Inc.	88,900	2,049,145
Pier 1 Imports, Inc.	148,450	1,790,307
Sportsman’s Warehouse Holdings, Inc. (I)(L)	120,900	889,824
Stein Mart, Inc.	108,500	1,783,740
		12,123,258

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Textiles, apparel and luxury goods - 0.9%
Crocs, Inc. (I)	61,500	$685,725
Culp, Inc.	78,700	1,710,938
Quiksilver, Inc. (I)(L)	166,300	349,230
Steven Madden, Ltd. (I)	9,800	357,798
		3,103,691
		45,692,457
Consumer staples - 2.0%
Food and staples retailing - 0.9%
PriceSmart, Inc.	10,400	826,176
SpartanNash Company	87,500	2,323,125
		3,149,301
Food products - 0.9%
Pinnacle Foods, Inc.	38,700	1,404,810
Post Holdings, Inc. (I)	37,600	1,860,448
		3,265,258
Tobacco - 0.2%
Vector Group, Ltd.	23,000	530,150
		6,944,709
Energy - 3.6%
Energy equipment and services - 1.3%
Atwood Oceanics, Inc.	37,200	1,153,572
Bristow Group, Inc.	16,000	991,040
CARBO Ceramics, Inc. (L)	22,800	830,832
Tesco Corp.	91,500	972,645
TETRA Technologies, Inc. (I)	127,100	758,787
		4,706,876
Oil, gas and consumable fuels - 2.3%
Clayton Williams Energy, Inc. (I)	20,900	1,025,354
Cloud Peak Energy, Inc. (I)	39,500	327,455
GasLog, Ltd. (L)	39,500	781,705
Matador Resources Company (I)(L)	65,000	1,407,900
Northern Oil and Gas, Inc. (I)(L)	136,600	1,177,492
PDC Energy, Inc. (I)	28,200	1,457,376
Teekay Tankers, Ltd., Class A (L)	328,000	1,918,800
		8,096,082
		12,802,958
Financials - 27.9%
Banks - 9.8%
BBCN Bancorp, Inc.	99,700	1,370,875
Columbia Banking System, Inc.	80,700	2,274,126
East West Bancorp, Inc.	160,395	6,407,780
Glacier Bancorp, Inc.	125,500	3,048,395
Home BancShares, Inc.	188,600	5,969,190
National Bank Holdings Corp., Class A	97,600	1,819,264
Sandy Spring Bancorp, Inc.	78,000	2,010,840
Signature Bank (I)	23,400	2,886,390
SVB Financial Group (I)	41,100	5,051,190
Wintrust Financial Corp.	78,000	3,673,020
		34,511,070
Capital markets - 2.9%
Ares Capital Corp.	131,600	2,276,680
Hercules Technology Growth Capital, Inc. (L)	161,600	2,512,880
Janus Capital Group, Inc.	82,300	1,356,304
JMP Group, Inc.	66,500	499,415
Main Street Capital Corp. (L)	27,400	848,030
Piper Jaffray Companies (I)	21,900	1,199,025

The accompanying notes are an integral part of the financial statements.	123

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Safeguard Scientifics, Inc. (I)	75,800	$1,395,478
		10,087,812
Diversified financial services - 0.4%
Compass Diversified Holdings	90,700	1,496,550
Insurance - 4.0%
Assured Guaranty, Ltd.	55,202	1,463,957
Employers Holdings, Inc.	90,250	2,128,998
Enstar Group, Ltd. (I)	3,300	459,030
Meadowbrook Insurance Group, Inc.	197,700	1,652,772
National Interstate Corp.	70,500	1,887,990
ProAssurance Corp.	133,500	6,006,165
Safety Insurance Group, Inc.	8,600	503,100
State Auto Financial Corp.	8,200	194,258
		14,296,270
Real estate investment trusts - 9.8%
Acadia Realty Trust	92,100	3,146,136
Associated Estates Realty Corp.	67,100	1,607,045
CatchMark Timber Trust, Inc., Class A	60,190	730,105
CBL & Associates Properties, Inc.	124,500	2,492,490
Cedar Realty Trust, Inc.	194,100	1,451,868
Corporate Office Properties Trust	28,800	846,720
First Potomac Realty Trust	156,300	1,867,785
Hatteras Financial Corp.	117,800	2,161,630
Home Properties, Inc.	24,900	1,662,573
Kilroy Realty Corp.	36,500	2,699,905
Kite Realty Group Trust	54,600	1,546,272
LaSalle Hotel Properties	87,300	3,397,716
Potlatch Corp.	56,800	2,268,024
PS Business Parks, Inc.	12,800	1,064,704
Redwood Trust, Inc.	119,600	2,286,752
Saul Centers, Inc.	36,400	1,960,868
Strategic Hotels & Resorts, Inc. (I)	125,800	1,650,496
Washington Real Estate Investment Trust	65,300	1,850,602
		34,691,691
Real estate management and development - 0.1%
Forestar Group, Inc. (I)	24,300	349,434
Thrifts and mortgage finance - 0.9%
Radian Group, Inc.	134,700	2,129,607
WSFS Financial Corp.	11,700	909,558
		3,039,165
		98,471,992
Health care - 6.3%
Biotechnology - 0.3%
Momenta Pharmaceuticals, Inc. (I)	78,600	1,072,890
Health care equipment and supplies - 3.7%
Analogic Corp.	21,900	1,897,854
Atrion Corp.	5,200	1,690,000
Halyard Health, Inc. (I)	65,600	3,020,224
Quidel Corp. (I)	64,600	1,658,928
West Pharmaceutical Services, Inc.	89,400	4,891,968
		13,158,974
Health care providers and services - 2.3%
Landauer, Inc.	19,600	747,544
National Healthcare Corp.	42,200	2,659,022
Select Medical Holdings Corp.	81,300	1,102,428
The Ensign Group, Inc.	8,500	374,595
Triple-S Management Corp., Class B (I)	56,730	1,069,361

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
WellCare Health Plans, Inc. (I)	22,800	$2,070,468
		8,023,418
		22,255,282
Industrials - 21.8%
Aerospace and defense - 0.2%
Cubic Corp.	13,200	689,964
Air freight and logistics - 0.8%
Hub Group, Inc., Class A (I)	40,000	1,614,800
UTi Worldwide, Inc. (I)	99,400	1,300,152
		2,914,952
Airlines - 1.6%
Alaska Air Group, Inc.	86,600	5,512,090
Building products - 1.1%
Gibraltar Industries, Inc. (I)	112,600	1,650,716
Universal Forest Products, Inc.	40,600	2,194,430
		3,845,146
Commercial services and supplies - 4.9%
Brady Corp., Class A	28,400	765,664
G&K Services, Inc., Class A	56,100	4,038,639
Matthews International Corp., Class A	71,800	3,472,966
McGrath RentCorp.	116,800	3,736,432
MSA Safety, Inc.	53,300	2,695,914
US Ecology, Inc.	51,700	2,523,994
		17,233,609
Construction and engineering - 1.0%
Aegion Corp. (I)	92,700	1,676,943
Comfort Systems USA, Inc.	98,400	1,840,080
		3,517,023
Electrical equipment - 0.5%
Franklin Electric Company, Inc.	53,100	1,937,088
Machinery - 4.1%
Astec Industries, Inc.	45,900	1,963,143
CIRCOR International, Inc.	39,300	2,109,231
ESCO Technologies, Inc.	72,100	2,778,734
Hillenbrand, Inc.	25,870	820,079
Luxfer Holdings PLC, ADR	47,200	632,952
Nordson Corp.	34,200	2,631,006
RBC Bearings, Inc.	15,900	986,595
Sun Hydraulics Corp.	34,800	1,346,760
Woodward, Inc.	27,060	1,313,763
		14,582,263
Marine - 0.7%
Kirby Corp. (I)	32,700	2,520,516
Professional services - 1.0%
FTI Consulting, Inc. (I)	45,900	1,692,333
Navigant Consulting, Inc. (I)	120,100	1,680,199
		3,372,532
Road and rail - 4.1%
Genesee & Wyoming, Inc., Class A (I)	66,600	6,866,460
Landstar System, Inc.	79,700	5,596,534
Universal Truckload Services, Inc.	60,600	1,548,330
YRC Worldwide, Inc. (I)	19,500	384,345
		14,395,669
Trading companies and distributors - 1.8%
Beacon Roofing Supply, Inc. (I)	147,000	4,412,940

The accompanying notes are an integral part of the financial statements.	124

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Trading companies and distributors (continued)
Kaman Corp.	47,400	$1,967,100
		6,380,040
		76,900,892
Information technology - 10.2%
Communications equipment - 0.8%
Ixia (I)	158,200	1,800,316
Sonus Networks, Inc. (I)	60,520	1,032,471
		2,832,787
Electronic equipment, instruments and components - 6.0%
Badger Meter, Inc.	14,300	835,120
Belden, Inc.	53,700	4,767,486
Electro Rent Corp.	139,800	1,806,216
Electro Scientific Industries, Inc.	127,500	881,025
Fabrinet (I)	92,300	1,656,785
Littelfuse, Inc.	43,000	4,313,760
Methode Electronics, Inc.	36,500	1,419,485
Newport Corp. (I)	58,200	1,161,672
SYNNEX Corp.	57,800	4,407,250
		21,248,799
Semiconductors and semiconductor equipment - 2.8%
Advanced Energy Industries, Inc. (I)	81,700	2,174,854
Brooks Automation, Inc.	93,200	1,118,400
Cabot Microelectronics Corp. (I)	62,800	3,253,668
Entegris, Inc. (I)	62,300	835,443
Intersil Corp., Class A	37,800	589,302
Teradyne, Inc.	89,000	1,719,480
		9,691,147
Software - 0.6%
Progress Software Corp. (I)	74,300	2,031,362
		35,804,095
Materials - 8.1%
Chemicals - 2.7%
American Vanguard Corp.	82,300	927,521
Innospec, Inc.	109,100	4,818,947
Minerals Technologies, Inc.	51,200	3,749,376
		9,495,844
Containers and packaging - 2.0%
AptarGroup, Inc.	71,000	4,676,770
Myers Industries, Inc.	119,500	2,378,050
		7,054,820
Metals and mining - 1.4%
Carpenter Technology Corp.	26,900	1,139,484
Royal Gold, Inc.	20,800	1,499,680
Ryerson Holding Corp. (I)	41,600	252,928
Schnitzer Steel Industries, Inc., Class A	42,300	664,110
Stillwater Mining Company (I)	88,800	1,287,600
		4,843,802
Paper and forest products - 2.0%
Clearwater Paper Corp. (I)	44,700	2,729,382
Deltic Timber Corp.	38,300	2,534,694
Wausau Paper Corp.	215,100	2,019,789
		7,283,865
		28,678,331
Utilities - 4.5%
Electric utilities - 2.3%
Cleco Corp.	63,800	3,472,634

Small Company Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
El Paso Electric Company	64,600	$2,443,172
PNM Resources, Inc.	71,400	2,038,470
Portland General Electric Company	7,700	287,133
		8,241,409
Gas utilities - 0.8%
Southwest Gas Corp.	49,000	2,805,740
Multi-utilities - 1.4%
Black Hills Corp.	32,300	1,641,809
NorthWestern Corp.	55,600	3,012,964
Vectren Corp.	6,300	281,295
		4,936,068
		15,983,217
TOTAL COMMON STOCKS (Cost $203,314,571)		$343,533,933

EXCHANGE-TRADED FUNDS - 0.2%
iShares Russell 2000 Value ETF (L)	6,600	672,342
TOTAL EXCHANGE-TRADED FUNDS (Cost $624,212)		$672,342

SECURITIES LENDING COLLATERAL - 3.1%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	1,111,325	11,119,033
TOTAL SECURITIES LENDING
COLLATERAL (Cost $11,119,213)		$11,119,033

SHORT-TERM INVESTMENTS - 2.7%
Money market funds - 2.7%
State Street Institutional U.S. Government
Money Market Fund, 0.0000% (Y)	656,543	656,543
T. Rowe Price Reserve Investment
Fund, 0.0586% (Y)	8,984,967	8,984,967
		9,641,510
TOTAL SHORT-TERM INVESTMENTS (Cost $9,641,510)		$9,641,510
Total Investments (Small Company Value Fund)
(Cost $224,699,506) - 103.3%		$364,966,818
Other assets and liabilities, net - (3.3%)		(11,727,027)
TOTAL NET ASSETS - 100.0%		$353,239,791

Spectrum Income Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 25.4%
U.S. Government - 9.3%
Treasury Inflation Protected Securities
0.125%, 04/15/2016 to 07/15/2022	$21,272,030	$21,619,522
0.125%, 07/15/2024 (C)	2,576,632	2,577,639
0.500%, 04/15/2015	574,382	572,857
0.625%, 01/15/2024 to 02/15/2043	6,284,465	6,537,542
1.250%, 07/15/2020	86,154	93,174
1.375%, 02/15/2044	322,474	382,358
1.875%, 07/15/2015	887,476	901,065
3.375%, 04/15/2032	774,043	1,138,145
U.S. Treasury Bonds
2.750%, 08/15/2042 to 11/15/2042	2,310,000	2,376,962
3.000%, 05/15/2042 to 11/15/2044	4,960,000	5,371,335

The accompanying notes are an integral part of the financial statements.	125

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.125%, 02/15/2043 to 08/15/2044	$5,555,000	$6,140,049
3.375%, 05/15/2044	1,710,000	1,981,863
3.500%, 02/15/2039	690,000	809,240
3.625%, 08/15/2043 to 02/15/2044	1,670,000	2,021,210
4.375%, 05/15/2041	1,525,000	2,062,681
4.625%, 02/15/2040	25,000	34,631
5.375%, 02/15/2031	515,000	725,949
6.125%, 08/15/2029 (D)	340,000	501,898
7.625%, 02/15/2025	50,000	75,539
U.S. Treasury Notes
0.750%, 01/15/2017 to 10/31/2017	1,330,000	1,332,017
0.875%, 11/30/2016 to 11/15/2017	2,205,000	2,202,554
1.000%, 12/15/2017	50,000	50,063
1.250%, 10/31/2018 to 01/31/2020	10,875,000	10,870,212
1.500%, 05/31/2019 to 11/30/2019	6,590,000	6,618,670
1.750%, 05/15/2023	1,285,000	1,269,138
2.000%, 08/31/2021 to 02/15/2022	2,180,000	2,208,491
2.250%, 11/15/2024	200,000	204,359
2.500%, 05/15/2024	605,000	631,327
2.625%, 08/15/2020	1,030,000	1,085,282
3.125%, 05/15/2019 to 05/15/2021	1,055,000	1,139,150
3.625%, 02/15/2020	1,110,000	1,223,688
3.750%, 11/15/2018	240,000	261,937
U.S. Treasury Strips 1.702%, 05/15/2021	540,000	482,082
		85,502,629
U.S. Government Agency - 16.1%
Federal Home Loan Mortgage Corp.
0.875%, 10/14/2016	1,260,000	1,265,328
2.091%, 09/01/2035 (P)	21,673	22,919
2.136%, 06/01/2038 (P)	32,792	34,813
2.225%, 07/01/2035 (P)	17,234	18,329
2.226%, 07/01/2035 (P)	28,427	30,340
2.245%, 01/01/2036 (P)	1,163	1,245
2.281%, 03/01/2036 (P)	11,324	12,124
2.285%, 09/01/2032 (P)	1,250	1,339
2.335%, 05/01/2037 (P)	23,371	25,022
2.358%, 02/01/2037 (P)	39,508	42,299
2.359%, 01/01/2037 (P)	7,443	7,952
2.401%, 02/01/2037 (P)	22,143	23,707
2.478%, 11/01/2035 (P)	3,430	3,673
2.500%, 05/01/2028	640,806	658,578
2.733%, 02/01/2037 (P)	31,080	33,276
3.000%, 12/01/2042 to 06/01/2043	2,134,393	2,180,342
3.500%, 09/01/2042 to 11/01/2042	1,070,503	1,121,771
4.000%, 01/01/2025 to 12/01/2041	1,260,332	1,352,502
4.500%, 11/01/2018 to 04/01/2041	1,386,969	1,507,830
5.000%, 10/01/2018 to 04/01/2040	482,296	527,911
5.500%, 03/01/2018 to 12/01/2039	598,603	664,860
5.827%, 12/01/2036 (P)	8,391	9,014
5.932%, 10/01/2036 (P)	41,508	44,479
6.000%, 04/01/2017 to 09/01/2035	143,953	161,696
6.043%, 11/01/2036 (P)	17,968	19,304
6.500%, 05/01/2017 to 11/01/2033	31,636	35,657
7.000%, 02/01/2024 to 06/01/2032	101,838	119,096
7.500%, 05/01/2024 to 06/01/2024	1,177	1,354
Federal National Mortgage Association
1.737%, 10/01/2033 (P)	32,458	33,627
1.862%, 12/01/2035 (P)	7,428	7,841
1.950%, 06/01/2037 (P)	33,700	35,323
2.044%, 07/01/2035 (P)	23,133	24,424
2.068%, 07/01/2027 (P)	390	400

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage
Association (continued)
2.125%, 09/01/2037 (P)		$20,693	$22,155
2.131%, 12/01/2035 (P)		7,217	7,643
2.138%, 09/01/2035 (P)		88,447	94,627
2.159%, 08/01/2037 (P)		40,808	43,691
2.192%, 11/01/2035 (P)		61,792	65,529
2.204%, 08/01/2036 (P)		72,639	77,770
2.343%, 05/01/2038 (P)		19,114	20,464
2.395%, 12/01/2035 (P)		3,012	3,212
2.412%, 01/01/2037 (P)		41,921	44,882
2.449%, 12/01/2035 (P)		2,368	2,533
2.500%, TBA (C)		375,000	384,141
2.500%, 10/01/2027 to 03/01/2043		2,265,926	2,308,428
2.651%, 12/01/2036 (P)		80,839	86,550
3.000%, TBA (C)		410,000	417,687
3.000%, 01/01/2027 to 05/01/2043		4,952,421	5,092,368
3.500%, 01/01/2026 to 11/01/2044		2,534,080	2,669,769
4.000%, 03/01/2025 to 08/01/2042		5,599,389	6,008,697
4.500%, 05/01/2019 to 04/01/2042		5,639,517	6,126,657
5.000%, 05/01/2018 to 06/01/2040		4,124,606	4,569,791
5.500%, 05/01/2016 to 03/01/2040		2,986,363	3,359,360
5.670%, 01/01/2019 (P)		183	192
6.000%, 03/01/2021 to 04/01/2040		2,507,852	2,855,896
6.058%, 09/01/2036 (P)		5,025	5,380
6.500%, 11/01/2015 to 05/01/2040		652,418	757,008
7.000%, 12/01/2029 to 04/01/2037		10,902	12,646
7.125%, 01/15/2030		365,000	563,034
Government National
Mortgage Association
2.500%, 12/20/2042 to 06/20/2043		2,902,505	2,874,726
3.000%, TBA (C)		7,705,000	7,887,995
3.000%, 07/20/2042 to 12/20/2044		9,205,582	9,468,228
3.000%, 10/20/2044 to 11/20/2044 (P)		118,170	123,397
3.500%, TBA (C)		1,770,000	1,851,932
3.500%, 09/15/2041 to 11/20/2044		20,526,263	21,596,095
4.000%, TBA (C)		2,865,000	3,043,279
4.000%, 08/20/2039 to 12/20/2044		17,600,056	18,824,393
4.500%, 08/15/2039 to 09/20/2041		14,947,398	16,434,161
5.000%, 02/15/2018 to 10/20/2044		8,364,790	9,329,832
5.500%, 02/15/2029 to 10/20/2040		4,434,093	4,995,306
6.000%, 02/15/2016 to 06/20/2044		4,352,735	4,988,947
6.500%, 08/15/2016 to 05/15/2040		1,270,742	1,471,164
7.000%, 04/15/2017 to 12/15/2034		590,300	691,936
9.250%, 02/15/2017 to 12/15/2019		1,260	1,429
9.750%, 07/15/2017 to 02/15/2021		1,493	1,745
10.250%, 11/15/2020		1,388	1,642
			149,214,692
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $229,462,980)			$234,717,321

FOREIGN GOVERNMENT
OBLIGATIONS - 12.8%
Argentina - 0.3%
Republic of Argentina
2.260%, 12/31/2038 (H)	EUR	520,000	306,374
7.000%, 10/03/2015 to 04/17/2017		$1,137,000	1,146,117
8.280%, 12/31/2033 (H)		224,326	225,448
8.750%, 06/02/2017 (H)		120,000	120,600
8.750%, 05/07/2024		1,152,414	1,210,035
			3,008,574

The accompanying notes are an integral part of the financial statements.	126

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Australia - 0.1%
New South Wales Treasury Corp.
4.000%, 04/20/2023	AUD	678,000	$580,571
6.000%, 03/01/2022		476,000	454,190
			1,034,761
Austria - 0.1%
Republic of Austria
3.150%, 06/20/2044 (S)	EUR	72,000	122,274
3.400%, 11/22/2022 (S)		39,000	54,364
3.900%, 07/15/2020 (S)		520,000	704,048
			880,686
Barbados - 0.0%
Government of Barbados
6.625%, 12/05/2035		$100,000	84,700
Belgium - 0.1%
Kingdom of Belgium
4.000%, 03/28/2022	EUR	111,000	157,682
5.000%, 03/28/2035 (S)		246,000	469,775
			627,457
Bermuda - 0.1%
Government of Bermuda
4.138%, 01/03/2023 (S)		$200,000	198,500
4.854%, 02/06/2024 (S)		685,000	720,106
5.603%, 07/20/2020 (S)		200,000	222,250
			1,140,856
Brazil - 1.6%
Federative Republic of Brazil
2.625%, 01/05/2023		290,000	256,650
2.875%, 04/01/2021	EUR	100,000	114,143
4.250%, 01/07/2025		$360,000	348,750
5.625%, 01/07/2041		1,410,000	1,410,000
6.000%, 05/15/2017 to 08/15/2050	BRL	4,596,000	4,170,945
10.000%, 01/01/2017 to 01/01/2025		23,796,000	7,957,315
			14,257,803
Canada - 0.3%
Government of Canada
2.750%, 06/01/2022	CAD	136,000	122,401
3.500%, 06/01/2020		401,000	366,097
Province of British Columbia
3.700%, 12/18/2020		816,000	742,683
Province of Manitoba
1.300%, 04/03/2017		$380,000	383,051
3.050%, 05/14/2024		60,000	62,933
Province of Ontario
1.200%, 02/14/2018		125,000	124,600
2.500%, 09/10/2021		560,000	572,688
2.850%, 06/02/2023	CAD	470,000	406,747
3.500%, 06/02/2043		99,000	90,246
Province of Quebec
5.000%, 12/01/2038		200,000	220,222
			3,091,668
Chile - 0.0%
Republic of Chile
1.625%, 01/30/2025	EUR	100,000	118,060
6.000%, 03/01/2023	CLP	70,000,000	131,379
			249,439

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
China - 0.1%
Republic of China
1.940%, 08/18/2018	CNY	7,000,000	$1,056,975
3.100%, 06/29/2022		1,000,000	154,697
3.800%, 05/22/2021		500,000	81,001
			1,292,673
Colombia - 0.3%
Republic of Colombia
2.625%, 03/15/2023		$255,000	241,358
5.000%, 11/21/2018	COP	608,500,000	243,182
6.000%, 04/28/2028		502,700,000	181,559
6.125%, 01/18/2041		$675,000	818,438
10.000%, 07/24/2024	COP	1,890,200,000	935,000
Republic of Columbia
7.000%, 05/04/2022		1,106,900,000	461,887
			2,881,424
Congo - 0.0%
Republic of Congo
3.500%, 06/30/2029		$56,810	48,942
Czech Republic - 0.1%
Czech Republic
3.625%, 04/14/2021	EUR	356,000	476,580
3.875%, 05/24/2022		180,000	250,231
			726,811
Denmark - 0.1%
Kingdom of Denmark
1.750%, 11/15/2025	DKK	466,000	80,440
3.000%, 11/15/2021		1,906,000	341,962
			422,402
Dominican Republic - 0.1%
Government of Dominican Republic
5.500%, 01/27/2025 (S)		$255,000	266,475
6.600%, 01/28/2024 (S)		100,000	111,000
6.850%, 01/27/2045 (S)		110,000	117,150
			494,625
El Salvador - 0.1%
Republic of El Salvador
6.375%, 01/18/2027 (S)		692,000	703,245
6.375%, 01/18/2027		43,000	43,699
			746,944
Finland - 0.0%
Government of Finland
3.375%, 04/15/2020 (S)	EUR	204,000	268,101
France - 0.2%
Caisse d’Amortissement de la Dette Sociale
2.500%, 10/25/2022		250,000	325,473
Government of France
3.750%, 04/25/2021		687,000	939,665
4.000%, 10/25/2038		495,000	861,269
			2,126,407
Germany - 0.1%
Federal Republic of Germany
1.500%, 05/15/2024		548,000	682,777
2.500%, 07/04/2044		346,000	539,876
			1,222,653

The accompanying notes are an integral part of the financial statements.	127

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Ghana - 0.1%
Republic of Ghana
8.125%, 01/18/2026		$400,000	$388,200
Greece - 0.1%
Republic of Greece
3.000%, 02/24/2027	EUR	855,000	554,298
3.375%, 07/17/2017 (S)		80,000	70,778
			625,076
Grenada - 0.0%
Government of Grenada
6.000%, 09/15/2025 (H)		$98,000	25,490
Hungary - 0.3%
Republic of Hungary
5.375%, 02/21/2023 to 03/25/2024		190,000	214,765
5.750%, 11/22/2023		90,000	104,175
6.000%, 11/24/2023	HUF	51,670,000	236,390
6.500%, 06/24/2019		119,400,000	517,823
7.000%, 06/24/2022		125,020,000	588,548
7.625%, 03/29/2041		$400,000	587,000
			2,248,701
Iceland - 0.1%
Republic of Iceland
4.875%, 06/16/2016 (S)		425,000	443,817
5.875%, 05/11/2022 (S)		165,000	188,315
5.875%, 05/11/2022		442,000	504,455
			1,136,587
Indonesia - 0.9%
Perusahaan Penerbit SBSN Indonesia
3.300%, 11/21/2022		220,000	217,800
Republic of Indonesia
2.875%, 07/08/2021 (S)	EUR	130,000	152,750
3.375%, 04/15/2023		$400,000	396,500
3.750%, 04/25/2022 (S)		1,075,000	1,112,625
4.625%, 04/15/2043		420,000	414,750
4.875%, 05/05/2021		600,000	661,500
4.875%, 05/05/2021 (S)		220,000	242,550
5.250%, 01/17/2042		300,000	320,250
5.625%, 05/15/2023	IDR	3,015,000,000	215,191
6.125%, 05/15/2028		17,771,000,000	1,255,176
7.000%, 05/15/2022 to 05/15/2027		13,696,000,000	1,060,581
7.750%, 01/17/2038		$350,000	485,625
7.875%, 04/15/2019	IDR	2,180,000,000	175,412
8.250%, 07/15/2021 to 06/15/2032		6,284,000,000	525,045
8.375%, 03/15/2024		7,773,000,000	659,439
9.500%, 05/15/2041		1,502,000,000	140,903
10.000%, 09/15/2024		5,040,000,000	469,880
			8,505,977
Ireland - 0.1%
Republic of Ireland
2.000%, 02/18/2045	EUR	50,000	58,992
4.500%, 10/18/2018 to 04/18/2020		382,000	514,479
5.400%, 03/13/2025		125,000	200,292
			773,763
Israel - 0.0%
Government of Israel
4.250%, 03/31/2023	ILS	544,000	171,212
Italy - 0.6%
Republic of Italy
1.700%, 09/15/2018	EUR	403,572	479,208

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Italy (continued)
Republic of Italy (continued)
3.500%, 12/01/2018	EUR	746,000	$931,190
3.750%, 03/01/2021		363,000	476,425
4.250%, 09/01/2019 to 03/01/2020		431,000	563,032
4.500%, 08/01/2018 to 05/01/2023		1,264,000	1,639,430
4.750%, 09/01/2044 (S)		488,000	832,033
5.000%, 09/01/2040		96,000	163,174
5.500%, 09/01/2022		425,000	626,936
			5,711,428
Ivory Coast - 0.1%
Republic of Ivory Coast
5.750%, 12/31/2032		$585,000	556,335
6.375%, 03/03/2028 (S)		200,000	198,250
			754,585
Jamaica - 0.1%
Government of Jamaica
7.625%, 07/09/2025		440,000	486,200
8.000%, 06/24/2019		220,000	234,520
8.500%, 11/16/2021		66,666	72,550
10.625%, 06/20/2017		105,000	121,275
			914,545
Japan - 0.8%
Government of Japan
1.200%, 12/20/2034	JPY	104,150,000	876,555
1.400%, 09/20/2034		226,400,000	1,977,808
1.500%, 06/20/2034		21,650,000	192,795
1.700%, 06/20/2032 to 09/20/2044		129,050,000	1,159,457
2.200%, 09/20/2039		56,200,000	555,660
Government of Japan, CPI Linked Bond
0.100%, 09/10/2023 to 09/10/2024		335,880,000	2,988,526
			7,750,801
Latvia - 0.0%
Republic of Latvia
2.875%, 04/30/2024	EUR	135,000	180,110
Lithuania - 0.1%
Republic of Lithuania
4.850%, 02/07/2018		457,000	581,479
Malaysia - 0.2%
Government of Malaysia
3.418%, 08/15/2022	MYR	1,670,000	451,864
4.232%, 06/30/2031		1,290,000	358,467
4.240%, 02/07/2018		1,653,000	467,383
4.498%, 04/15/2030		471,000	135,898
			1,413,612
Mexico - 1.1%
Government of Mexico
2.000%, 06/09/2022	MXN	1,284,383	83,758
2.500%, 12/10/2020		1,273,817	86,573
3.625%, 04/09/2029	EUR	100,000	129,030
4.000%, 06/13/2019 to 11/15/2040	MXN	5,285,526	392,812
4.500%, 12/04/2025		2,722,045	214,102
4.600%, 01/23/2046		$445,000	462,800
4.750%, 03/08/2044		770,000	823,900
5.750%, 10/12/2110		100,000	112,250
6.050%, 01/11/2040		124,000	156,240
6.500%, 06/10/2021 to 06/09/2022	MXN	23,271,000	1,652,461
7.500%, 06/03/2027		7,022,000	534,895
7.750%, 12/14/2017 to 11/13/2042		53,421,000	4,183,023

The accompanying notes are an integral part of the financial statements.	128

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Mexico (continued)
Government of Mexico (continued)
8.000%, 06/11/2020	MXN	1,044,000	$78,962
8.500%, 12/13/2018 to 11/18/2038		11,769,000	961,406
10.000%, 11/20/2036		2,804,000	272,653
			10,144,865
Mongolia - 0.0%
Government of Mongolia
4.125%, 01/05/2018 (S)		$200,000	184,500
5.125%, 12/05/2022		200,000	171,000
			355,500
Morocco - 0.1%
Kingdom of Morocco
4.250%, 12/11/2022 (S)		600,000	624,120
Namibia - 0.0%
Republic of Namibia
5.500%, 11/03/2021		200,000	215,480
Netherlands - 0.1%
Kingdom of Netherlands
5.500%, 01/15/2028	EUR	448,000	805,428
Norway - 0.0%
Government of Norway
4.250%, 05/19/2017	NOK	1,304,000	182,937
Pakistan - 0.1%
Islamic Republic of Pakistan
6.750%, 12/03/2019 (S)		$350,000	350,875
7.250%, 04/15/2019 (S)		200,000	203,500
			554,375
Paraguay - 0.0%
Republic of Paraguay
6.100%, 08/11/2044 (S)		200,000	220,500
Peru - 0.0%
Republic of Peru
5.700%, 08/12/2024 (S)	PEN	751,000	245,763
Philippines - 0.1%
Republic of Philippines
3.900%, 11/26/2022	PHP	10,000,000	229,077
4.950%, 01/15/2021		25,000,000	601,043
6.375%, 10/23/2034		$240,000	331,800
			1,161,920
Poland - 0.2%
Republic of Poland
2.500%, 07/25/2018	PLN	1,295,000	357,583
3.250%, 07/25/2019		1,111,000	317,698
3.750%, 01/19/2023	EUR	224,000	310,579
4.000%, 10/25/2023	PLN	1,498,000	464,694
5.750%, 04/25/2029		490,000	187,944
			1,638,498
Portugal - 0.1%
Republic of Portugal
2.875%, 10/15/2025 (S)	EUR	300,000	369,266
5.650%, 02/15/2024 (S)		284,000	422,243
			791,509
Romania - 0.2%
Government of Romania
4.375%, 08/22/2023 (S)		$178,000	192,516
4.625%, 09/18/2020	EUR	410,000	538,827

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Romania (continued)
Government of Romania (continued)
4.875%, 11/07/2019	EUR	254,000	$334,037
5.850%, 04/26/2023	RON	1,170,000	360,107
5.900%, 07/26/2017		1,070,000	295,627
5.950%, 06/11/2021		410,000	123,840
6.750%, 02/07/2022		$120,000	146,476
			1,991,430
Russia - 0.5%
Government of Russia
4.500%, 04/04/2022		400,000	358,842
5.000%, 04/29/2020		100,000	95,000
7.050%, 01/19/2028	RUB	6,000,000	63,035
7.500%, 03/15/2018 to 02/27/2019		10,421,000	139,472
7.500%, 03/31/2030		$3,358,840	3,597,486
7.600%, 07/20/2022	RUB	14,016,000	164,875
8.150%, 02/03/2027		9,296,000	109,729
			4,528,439
Serbia - 0.3%
Republic of Serbia
4.875%, 02/25/2020		$800,000	834,000
5.250%, 11/21/2017		460,000	482,839
6.750%, 11/01/2024		267,769	272,746
7.250%, 09/28/2021		900,000	1,053,162
			2,642,747
Singapore - 0.1%
Republic of Singapore
3.000%, 09/01/2024	SGD	655,000	512,997
3.125%, 09/01/2022		276,000	216,888
			729,885
Slovenia - 0.1%
Republic of Slovenia
3.000%, 04/08/2021	EUR	70,000	88,544
5.125%, 03/30/2026		97,000	149,525
5.850%, 05/10/2023		$844,000	991,700
			1,229,769
South Africa - 0.6%
Republic of South Africa
4.665%, 01/17/2024		350,000	369,782
5.500%, 03/09/2020		110,000	120,835
5.875%, 09/16/2025		1,000,000	1,152,000
6.500%, 02/28/2041	ZAR	5,433,000	379,493
6.750%, 03/31/2021		4,620,000	387,808
6.875%, 05/27/2019		$125,000	143,388
7.000%, 02/28/2031	ZAR	6,012,000	466,263
7.250%, 01/15/2020		2,100,000	181,227
7.750%, 02/28/2023		10,664,000	932,077
8.000%, 12/21/2018		8,614,000	765,082
8.750%, 02/28/2048		750,000	67,784
10.500%, 12/21/2026		1,470,000	153,584
Republic of South Africa, CPI Linked
Bond
5.500%, 12/07/2023		1,241,044	137,956
			5,257,279
South Korea - 0.2%
Republic of Korea
2.750%, 09/10/2019	KRW	344,930,000	323,069
3.000%, 09/10/2024		1,145,530,000	1,101,283
			1,424,352

The accompanying notes are an integral part of the financial statements.	129

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Spain - 0.2%
Instituto de Credito Oficial
6.000%, 03/08/2021	EUR	109,000	$158,719
Kingdom of Spain
3.800%, 01/31/2017		100,000	119,648
4.100%, 07/30/2018		96,000	121,065
4.250%, 10/31/2016		96,000	114,708
4.500%, 01/31/2018		152,000	190,848
5.150%, 10/31/2044 (S)		163,000	294,657
5.500%, 07/30/2017		389,000	490,268
5.750%, 07/30/2032		33,000	57,986
5.850%, 01/31/2022		51,000	75,988
			1,623,887
Sri Lanka - 0.0%
Republic of Sri Lanka
6.250%, 07/27/2021		$350,000	365,313
Sweden - 0.1%
Kingdom of Sweden
Bond, 1.500%, 11/13/2023	SEK	115,000	14,838
3.500%, 06/01/2022		1,730,000	252,845
3.750%, 08/12/2017		3,590,000	471,810
Svensk Exportkredit AB
5.125%, 03/01/2017		$425,000	460,637
			1,200,130
United Republic of Tanzania - 0.0%
United Republic of Tanzania
6.328%, 03/09/2020 (P)		300,000	308,250
Thailand - 0.1%
Kingdom of Thailand
1.200%, 07/14/2021	THB	11,189,955	327,665
2.800%, 10/10/2017		1,533,000	48,111
3.450%, 03/08/2019		680,000	21,887
3.650%, 12/17/2021		9,085,000	300,440
3.775%, 06/25/2032		5,536,000	176,716
4.750%, 12/20/2024		8,807,000	319,562
			1,194,381
Turkey - 0.7%
Hazine Mustesarligi Varlik Kiralama AS
4.489%, 11/25/2024 (S)		$205,000	210,638
4.557%, 10/10/2018 (S)		200,000	209,700
Republic of Turkey
3.000%, 01/06/2021 to 08/02/2023	TRY	623,368	266,902
3.250%, 03/23/2023		$300,000	284,274
5.125%, 03/25/2022		800,000	854,400
5.625%, 03/30/2021		150,000	164,326
6.000%, 01/14/2041		715,000	818,675
6.750%, 05/30/2040		250,000	310,000
6.875%, 03/17/2036		360,000	446,293
7.000%, 06/05/2020		1,118,000	1,291,201
7.100%, 03/08/2023	TRY	1,383,000	509,660
7.500%, 11/07/2019		$200,000	233,860
8.300%, 10/07/2015	TRY	34,000	13,512
8.500%, 07/10/2019 to 09/14/2022		2,102,000	849,695
10.500%, 01/15/2020		718,000	313,393
			6,776,529
Ukraine - 0.1%
Financing of Infrastrucural Projects State Enterprise
9.000%, 12/07/2017		$500,000	203,750

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
FOREIGN GOVERNMENT
OBLIGATIONS (continued)
Ukraine (continued)
Republic of Ukraine
6.250%, 06/17/2016 (S)		$400,000	$170,000
6.580%, 11/21/2016		1,875,000	806,625
			1,180,375
United Kingdom - 0.4%
Government of United Kingdom
4.250%, 09/07/2039 to 12/07/2046	GBP	528,000	1,102,621
4.500%, 12/07/2042		760,000	1,657,089
4.750%, 12/07/2030		234,000	487,103
			3,246,813
Venezuela - 0.2%
Republic of Venezuela
7.650%, 04/21/2025		$1,033,000	371,880
8.250%, 10/13/2024		400,000	148,000
9.250%, 05/07/2028		635,100	239,750
11.950%, 08/05/2031		1,315,300	555,714
			1,315,344
Vietnam - 0.0%
Socialist Republic of Vietnam
4.800%, 11/19/2024 (S)		200,000	210,000
Zambia - 0.0%
Republic of Zambia
8.500%, 04/14/2024 (S)		200,000	216,600
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $125,426,928)			$118,170,910

CORPORATE BONDS - 33.8%
Consumer discretionary - 6.9%
21st Century Fox America, Inc.
4.750%, 09/15/2044		495,000	558,427
6.400%, 12/15/2035		205,000	272,238
8.250%, 08/10/2018		145,000	175,454
24 Hour Holdings III LLC
8.000%, 06/01/2022 (S)		300,000	257,250
99 Cents Only Stores
11.000%, 12/15/2019		300,000	315,000
Academy, Ltd.
9.250%, 08/01/2019 (S)		175,000	184,625
Affinia Group, Inc.
7.750%, 05/01/2021		75,000	78,000
Altice Financing SA
6.500%, 01/15/2022 (S)		725,000	750,375
8.000%, 12/15/2019 (S)	EUR	100,000	120,903
Altice Finco SA
9.000%, 06/15/2023 (S)		400,000	521,522
9.875%, 12/15/2020 (S)		$400,000	445,000
9.875%, 12/15/2020		200,000	222,500
Altice SA
7.250%, 05/15/2022 (S)	EUR	100,000	118,747
7.625%, 02/15/2025 (S)		$1,435,000	1,476,256
7.750%, 05/15/2022 (S)		450,000	464,625
Amazon.com, Inc.
3.800%, 12/05/2024		305,000	320,169
4.800%, 12/05/2034		210,000	226,660
4.950%, 12/05/2044		635,000	682,824
AMC Networks, Inc.
4.750%, 12/15/2022		225,000	226,125
American Axle & Manufacturing, Inc.
5.125%, 02/15/2019		100,000	104,250
6.250%, 03/15/2021		200,000	214,000

The accompanying notes are an integral part of the financial statements.	130

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
American Axle &
Manufacturing, Inc. (continued)
6.625%, 10/15/2022		$325,000	$353,438
Arcelik AS
5.000%, 04/03/2023		300,000	288,600
Arqiva Broadcast Finance PLC
9.500%, 03/31/2020	GBP	100,000	169,438
9.500%, 03/31/2020 (S)		600,000	1,016,626
AutoZone, Inc.
1.300%, 01/13/2017		$140,000	140,419
Boyd Gaming Corp.
9.000%, 07/01/2020		75,000	81,188
9.125%, 12/01/2018		25,000	26,188
Brinker International, Inc.
2.600%, 05/15/2018		75,000	75,192
CAR, Inc.
6.125%, 02/04/2020 (S)		400,000	405,000
Carnival Corp.
1.200%, 02/05/2016		90,000	90,245
CCO Holdings LLC
5.250%, 03/15/2021 to 09/30/2022		125,000	128,375
5.750%, 09/01/2023		200,000	207,500
CCOH Safari LLC
5.500%, 12/01/2022		250,000	258,438
Cedar Fair LP
5.250%, 03/15/2021		300,000	307,860
Cequel Communications Holdings I LLC
5.125%, 12/15/2021 (S)		700,000	699,125
6.375%, 09/15/2020 (S)		275,000	291,500
Cirsa Funding Luxembourg SA
8.750%, 05/15/2018	EUR	90,000	103,736
8.750%, 05/15/2018 (S)		375,000	432,233
Clear Channel Worldwide Holdings, Inc.
6.500%, 11/15/2022		$675,000	712,125
Comcast Corp.
3.125%, 07/15/2022		165,000	170,947
6.400%, 03/01/2040		30,000	41,817
6.950%, 08/15/2037		670,000	958,483
Daimler Finance North America LLC
1.125%, 03/10/2017 (S)		355,000	354,776
Dana Holding Corp.
5.375%, 09/15/2021		400,000	420,000
DBP Holding Corp.
7.750%, 10/15/2020 (S)		200,000	182,000
Delphi Corp.
4.150%, 03/15/2024		120,000	126,473
5.000%, 02/15/2023		395,000	425,119
6.125%, 05/15/2021		271,000	295,316
Dex Media, Inc., PIK
14.000%, 01/29/2017		275,482	126,722
DISH DBS Corp.
5.125%, 05/01/2020		350,000	353,063
6.750%, 06/01/2021		125,000	133,281
Dollar General Corp.
4.125%, 07/15/2017		240,000	251,760
Downstream Development Authority of
the Quapaw Tribe of Oklahoma
10.500%, 07/01/2019 (S)		350,000	304,500
DreamWorks Animation SKG, Inc.
6.875%, 08/15/2020 (S)		325,000	313,625
Expedia, Inc.
4.500%, 08/15/2024		165,000	166,463

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Family Tree Escrow LLC
5.250%, 03/01/2020 (S)		$150,000	$156,356
5.750%, 03/01/2023 (S)		1,000,000	1,052,500
FCA US LLC
8.250%, 06/15/2021		1,625,000	1,813,906
Ford Motor Company
4.750%, 01/15/2043		360,000	396,737
Ford Motor Credit Company LLC
1.684%, 09/08/2017		245,000	245,247
3.000%, 06/12/2017		250,000	258,390
5.750%, 02/01/2021		200,000	233,303
Gannett Company, Inc.
5.125%, 10/15/2019		200,000	209,500
6.375%, 10/15/2023		250,000	271,250
Geely Automobile Holdings, Ltd.
5.250%, 10/06/2019 (S)		205,000	207,563
General Motors Company
3.500%, 10/02/2018		160,000	164,800
4.000%, 04/01/2025		380,000	389,863
5.000%, 04/01/2035		390,000	421,531
5.200%, 04/01/2045		295,000	326,773
6.250%, 10/02/2043		345,000	428,608
General Motors Financial Company, Inc.
3.150%, 01/15/2020		535,000	540,614
3.500%, 07/10/2019		200,000	205,708
4.750%, 08/15/2017		195,000	206,749
General Motors Financial
International BV
1.875%, 10/15/2019	EUR	100,000	116,435
Gestamp Funding Luxembourg SA
5.625%, 05/31/2020 (S)		$325,000	333,125
GKN Holdings PLC
5.375%, 09/19/2022	GBP	100,000	178,026
6.750%, 10/28/2019		13,000	23,772
GLP Capital LP
4.375%, 11/01/2018		$325,000	338,000
Graton Economic Development Authority
9.625%, 09/01/2019 (S)		650,000	718,250
Great Canadian Gaming Corp.
6.625%, 07/25/2022 (S)	CAD	200,000	167,987
Group 1 Automotive, Inc.
5.000%, 06/01/2022 (S)		$175,000	175,000
Hyundai Capital America
1.450%, 02/06/2017 (S)		85,000	84,758
1.625%, 10/02/2015 (S)		150,000	150,695
1.875%, 08/09/2016 (S)		100,000	101,075
Hyundai Capital Services, Inc.
3.500%, 09/13/2017 (S)		200,000	207,066
4.375%, 07/27/2016 (S)		255,000	265,805
Igloo Holdings Corp., PIK
8.250%, 12/15/2017 (S)		200,000	201,750
iHeartCommunications, Inc.
9.000%, 12/15/2019		400,000	395,000
10.000%, 01/15/2018		375,000	333,281
InterContinental Hotels Group PLC
3.875%, 11/28/2022	GBP	100,000	163,473
Intralot Finance Luxembourg SA
9.750%, 08/15/2018 (S)	EUR	175,000	209,072
INVISTA Finance LLC
4.250%, 10/15/2019 (S)		$370,000	370,463
Jaguar Holding Company I, PIK
9.375%, 10/15/2017 (S)		225,000	230,316

The accompanying notes are an integral part of the financial statements.	131

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
JC Penney Corp., Inc.
8.125%, 10/01/2019		$575,000	$560,625
Jo-Ann Stores, Inc.
8.125%, 03/15/2019 (S)		225,000	224,438
KB Home
7.000%, 12/15/2021		400,000	402,000
Lamar Media Corp.
5.875%, 02/01/2022		275,000	292,188
Laureate Education, Inc.
10.000%, 09/01/2019 (S)		650,000	620,750
Levi Strauss & Company
6.875%, 05/01/2022		275,000	302,500
LGE HoldCo VI BV
7.125%, 05/15/2024 (S)	EUR	325,000	417,790
Magnolia BC SA
9.000%, 08/01/2020 (S)		175,000	204,059
Marks & Spencer PLC
4.750%, 06/12/2025	GBP	100,000	170,894
MDC Partners, Inc.
6.750%, 04/01/2020 (S)		$550,000	578,875
MGM Resorts International
6.625%, 12/15/2021		125,000	135,625
6.750%, 10/01/2020		625,000	683,203
Michaels Stores, Inc.
5.875%, 12/15/2020 (S)		350,000	360,500
Mohawk Industries, Inc.
3.850%, 02/01/2023		340,000	344,531
6.125%, 01/15/2016		205,000	213,791
MPG Holdco I, Inc.
7.375%, 10/15/2022 (S)		325,000	347,750
MU Finance PLC
8.375%, 02/01/2017 (S)		205,481	210,618
National CineMedia LLC
6.000%, 04/15/2022		750,000	768,750
NBCUniversal Enterprise, Inc.
0.938%, 04/15/2018 (P) (S)		115,000	115,868
NBCUniversal Media LLC
2.875%, 01/15/2023		225,000	227,225
NCL Corp., Ltd.
5.250%, 11/15/2019 (S)		250,000	256,875
Netflix, Inc.
5.500%, 02/15/2022 (S)		875,000	902,825
5.750%, 03/01/2024 (S)		50,000	51,750
New Academy Finance Company LLC,
PIK
8.000%, 06/15/2018 (S)		225,000	225,000
New Look Bondco I PLC
8.375%, 05/14/2018 (S)		325,000	341,250
8.750%, 05/14/2018	GBP	100,000	162,228
New Red Finance, Inc.
6.000%, 04/01/2022 (S)		$250,000	260,000
Newell Rubbermaid, Inc.
2.050%, 12/01/2017		155,000	155,527
Next PLC
5.875%, 10/12/2016	GBP	50,000	82,842
Nexteer Automotive Group, Ltd.
5.875%, 11/15/2021 (S)		$475,000	486,281
Nissan Motor Acceptance Corp.
1.950%, 09/12/2017 (S)		230,000	233,085
Numericable Group SA
4.875%, 05/15/2019 (S)		200,000	200,000
6.250%, 05/15/2024 (S)		300,000	307,950

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
NVR, Inc.
3.950%, 09/15/2022		$180,000	$188,483
O’Reilly Automotive, Inc.
3.800%, 09/01/2022		25,000	25,991
3.850%, 06/15/2023		85,000	88,252
4.875%, 01/14/2021		350,000	389,622
Omnicom Group, Inc.
3.625%, 05/01/2022		95,000	100,055
3.650%, 11/01/2024		550,000	568,200
5.900%, 04/15/2016		260,000	273,696
Outerwall, Inc.
5.875%, 06/15/2021 (S)		150,000	138,000
6.000%, 03/15/2019		550,000	536,250
PC Nextco Holdings LLC
8.750%, 08/15/2019		375,000	382,500
Peninsula Gaming LLC
8.375%, 02/15/2018 (S)		250,000	264,375
Penske Automotive Group, Inc.
5.750%, 10/01/2022		275,000	288,063
PF Chang’s China Bistro, Inc.
10.250%, 06/30/2020 (S)		375,000	378,750
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021		400,000	423,500
Pittsburgh Glass Works LLC
8.000%, 11/15/2018 (S)		157,000	167,009
Playa Resorts Holding BV
8.000%, 08/15/2020 (S)		300,000	297,000
Polish Television Holding BV, PIK
11.000%, 01/15/2021 (S)	EUR	425,000	574,283
ProSiebenSat.1 Media AG
2.625%, 04/15/2021		100,000	119,624
Quiksilver, Inc.
10.000%, 08/01/2020		$325,000	245,375
QVC, Inc.
3.125%, 04/01/2019		350,000	350,299
4.375%, 03/15/2023		545,000	552,787
Regal Entertainment Group
5.750%, 03/15/2022 to 06/15/2023		600,000	616,188
RSI Home Products, Inc.
6.875%, 03/01/2018 (S)		200,000	209,500
SACI Falabella
4.375%, 01/27/2025 (S)		200,000	205,115
Schaeffler Holding Finance BV, PIK
6.250%, 11/15/2019 (S)		200,000	212,000
6.875%, 08/15/2018 (S)		275,000	288,063
Scientific Games International, Inc.
7.000%, 01/01/2022 (S)		225,000	231,750
Seminole Hard Rock Entertainment, Inc.
5.875%, 05/15/2021 (S)		200,000	200,500
SES Global Americas Holdings GP
2.500%, 03/25/2019 (S)		110,000	110,029
SES SA
3.600%, 04/04/2023 (S)		185,000	188,693
Sinclair Television Group, Inc.
6.125%, 10/01/2022		375,000	394,688
Sirius XM Radio, Inc.
5.250%, 08/15/2022 (S)		660,000	702,900
Six Flags Entertainment Corp.
5.250%, 01/15/2021 (S)		400,000	409,480
Sonic Automotive, Inc.
5.000%, 05/15/2023		175,000	175,000
7.000%, 07/15/2022		225,000	245,813

The accompanying notes are an integral part of the financial statements.	132

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Springs Industries, Inc.
6.250%, 06/01/2021		$325,000	$317,688
Starz LLC
5.000%, 09/15/2019		275,000	283,250
The Goodyear Tire & Rubber Company
6.500%, 03/01/2021		175,000	188,125
8.750%, 08/15/2020		125,000	150,938
The Interpublic Group of Companies, Inc.
2.250%, 11/15/2017		260,000	261,581
3.750%, 02/15/2023		65,000	66,485
4.000%, 03/15/2022		125,000	130,058
The Men’s Wearhouse, Inc.
7.000%, 07/01/2022 (S)		175,000	184,188
Thomson Reuters Corp.
0.875%, 05/23/2016		195,000	194,689
1.300%, 02/23/2017		120,000	120,031
3.850%, 09/29/2024		200,000	206,236
Time Warner Cable, Inc.
8.250%, 04/01/2019		340,000	415,241
Time, Inc.
5.750%, 04/15/2022 (S)		300,000	291,750
Townsquare Radio LLC
9.000%, 04/01/2019 (S)		200,000	213,500
Tupperware Brands Corp.
4.750%, 06/01/2021		160,000	171,290
Unitymedia Hessen GmbH &
Company KG
4.000%, 01/15/2025 (S)	EUR	100,000	118,974
5.000%, 01/15/2025 (S)		$700,000	715,750
Unitymedia KabelBW GmbH
6.125%, 01/15/2025 (S)		350,000	371,438
Univision Communications, Inc.
5.125%, 05/15/2023 to 02/15/2025 (S)		575,000	587,813
6.750%, 09/15/2022 (S)		615,000	668,044
Viacom, Inc.
2.500%, 09/01/2018		40,000	40,770
Videotron, Ltd.
6.375%, 12/15/2015		50,000	50,125
Virgin Media Finance PLC
6.000%, 10/15/2024 (S)		200,000	215,000
7.000%, 04/15/2023 (S)	GBP	375,000	638,321
Volkswagen Group of America
Finance LLC
1.250%, 05/23/2017 (S)		$200,000	199,752
Volkswagen International Finance NV
(4.625% to 03/24/2026, then 12 Year
Euro Swap Rate + 2.967%)
03/24/2026 (Q)	EUR	96,000	123,745
VTR Finance BV
6.875%, 01/15/2024 (S)		$825,000	864,600
Whirlpool Corp.
1.350%, 03/01/2017		60,000	60,116
1.650%, 11/01/2017		75,000	75,470
WideOpenWest Finance LLC
10.250%, 07/15/2019		525,000	556,500
13.375%, 10/15/2019		550,000	569,250
William Lyon Homes, Inc.
7.000%, 08/15/2022		325,000	329,063
8.500%, 11/15/2020		450,000	486,000
WMG Acquisition Corp.
6.000%, 01/15/2021 (S)		383,000	392,338
Wolverine World Wide, Inc.
6.125%, 10/15/2020		125,000	132,188

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
WPP Finance 2010
3.625%, 09/07/2022		$275,000	$285,556
3.750%, 09/19/2024		315,000	329,434
4.750%, 11/21/2021		175,000	196,054
WPP PLC
6.000%, 04/04/2017	GBP	50,000	84,324
Ziggo Bond Finance BV
4.625%, 01/15/2025 (S)	EUR	100,000	117,780
5.875%, 01/15/2025 (S)		$200,000	209,250
			63,441,399
Consumer staples - 1.3%
Altria Group, Inc.
4.750%, 05/05/2021		165,000	183,870
Anadolu Efes Biracilik Ve Malt Sanayii
AS
3.375%, 11/01/2022		200,000	180,500
Aramark Services, Inc.
5.750%, 03/15/2020		200,000	209,000
Avon Products, Inc.
2.375%, 03/15/2016		80,000	80,000
4.600%, 03/15/2020		395,000	367,678
5.000%, 03/15/2023		210,000	190,260
BI-LO LLC
9.250%, 02/15/2019 (S)		275,000	271,563
Big Heart Pet Brands
7.625%, 02/15/2019		250,000	255,125
Brakes Capital
7.125%, 12/15/2018 (S)	GBP	175,000	278,819
Bunge, Ltd. Finance Corp.
3.200%, 06/15/2017		$295,000	302,803
4.100%, 03/15/2016		115,000	118,272
Carlsberg Breweries A/S
7.250%, 11/28/2016	GBP	50,000	84,575
Casino Guichard Perrachon SA
2.798%, 08/05/2026	EUR	200,000	246,001
ConAgra Foods, Inc.
4.950%, 08/15/2020		$160,000	176,677
Controladora Mabe SA de CV
7.875%, 10/28/2019 (S)		150,000	166,125
Cott Beverages, Inc.
5.375%, 07/01/2022 (S)		375,000	345,938
6.750%, 01/01/2020 (S)		200,000	200,000
Darling Ingredients, Inc.
5.375%, 01/15/2022		25,000	25,250
Dean Foods Company
6.500%, 03/15/2023 (S)		350,000	352,188
Delhaize Group SA
6.500%, 06/15/2017		135,000	148,444
Heineken NV
7.250%, 03/10/2015	GBP	40,000	61,828
HRG Group, Inc.
7.750%, 01/15/2022		$225,000	228,094
7.875%, 07/15/2019		475,000	507,597
Imperial Tobacco Finance PLC
2.050%, 02/11/2018 (S)		315,000	316,497
3.500%, 02/11/2023 (S)		275,000	279,018
6.250%, 12/04/2018	GBP	40,000	71,061
JBS Investments GmbH
7.750%, 10/28/2020 (S)		$200,000	210,500
JBS USA LLC
5.875%, 07/15/2024 (S)		275,000	275,000
Marfrig Holding Europe BV
8.375%, 05/09/2018		200,000	194,000

The accompanying notes are an integral part of the financial statements.	133

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer staples (continued)
Minerva Luxembourg SA
7.750%, 01/31/2023		$400,000	$394,000
12.250%, 02/10/2022 (S)		200,000	223,000
Mondelez International, Inc.
7.250%, 07/18/2018	GBP	50,000	90,786
Mriya Agro Holding PLC
9.450%, 04/19/2018 (H) (S)		$300,000	30,000
9.450%, 04/19/2018 (H)		200,000	20,000
Post Holdings, Inc.
6.000%, 12/15/2022 (S)		175,000	172,375
6.750%, 12/01/2021 (S)		175,000	178,938
7.375%, 02/15/2022		250,000	260,625
Premier Foods Finance PLC
6.500%, 03/15/2021 (S)	GBP	100,000	145,128
6.500%, 03/15/2021		100,000	145,128
Red de Carreteras de Occidente SAPIB
de CV
9.000%, 06/10/2028 (S)	MXN	2,000,000	127,985
Reynolds American, Inc.
1.050%, 10/30/2015		$50,000	50,043
3.250%, 11/01/2022		185,000	184,509
Reynolds Group Issuer, Inc.
8.250%, 02/15/2021		600,000	631,500
9.875%, 08/15/2019		475,000	508,844
Rite Aid Corp.
6.750%, 06/15/2021		210,000	223,125
7.700%, 02/15/2027		425,000	481,313
Spectrum Brands, Inc.
6.375%, 11/15/2020		125,000	134,688
6.625%, 11/15/2022		125,000	136,875
Tesco PLC
6.125%, 02/24/2022	GBP	50,000	86,183
The Pantry, Inc.
8.375%, 08/01/2020		$225,000	247,500
The Sun Products Corp.
7.750%, 03/15/2021 (S)		325,000	292,500
Tyson Foods, Inc.
3.950%, 08/15/2024		135,000	142,748
4.500%, 06/15/2022		225,000	247,310
Walgreens Boots Alliance, Inc.
1.750%, 11/17/2017		35,000	35,353
2.700%, 11/18/2019		220,000	223,903
WM Morrison Supermarkets PLC
2.250%, 06/19/2020	EUR	100,000	116,540
WM Wrigley Jr. Company
2.000%, 10/20/2017 (S)		$220,000	221,650
Yasar Holdings AS
8.875%, 05/06/2020 (S)		200,000	207,000
			12,286,232
Energy - 5.5%
Anadarko Petroleum Corp.
3.450%, 07/15/2024		35,000	35,496
6.375%, 09/15/2017		330,000	369,302
Antero Resources Finance Corp.
5.375%, 11/01/2021		425,000	428,188
Atwood Oceanics, Inc.
6.500%, 02/01/2020		200,000	192,000
BG Energy Capital PLC
2.875%, 10/15/2016 (S)		305,000	312,958
Bill Barrett Corp.
7.000%, 10/15/2022		125,000	116,563
7.625%, 10/01/2019		450,000	440,438

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Boardwalk Pipelines LP
4.950%, 12/15/2024	$115,000	$117,234
Cameron International Corp.
1.150%, 12/15/2016	35,000	34,629
1.400%, 06/15/2017	125,000	123,509
Canadian Natural Resources, Ltd.
5.700%, 05/15/2017	75,000	81,413
Canbriam Energy, Inc.
9.750%, 11/15/2019 (S)	200,000	199,000
CGG SA
6.500%, 06/01/2021	200,000	163,500
6.875%, 01/15/2022	475,000	385,938
Chesapeake Energy Corp.
5.375%, 06/15/2021	225,000	227,813
5.750%, 03/15/2023	25,000	26,094
China Shenhua Overseas
Capital Company, Ltd.
2.500%, 01/20/2018	200,000	200,948
3.125%, 01/20/2020	235,000	237,603
Cimarex Energy Company
4.375%, 06/01/2024	250,000	246,250
Citgo Holding, Inc.
10.750%, 02/15/2020 (S)	150,000	153,375
CNOOC Nexen Finance 2014 ULC
1.625%, 04/30/2017	200,000	199,234
Concho Resources, Inc.
5.500%, 04/01/2023	400,000	414,000
CONSOL Energy, Inc.
5.875%, 04/15/2022	775,000	745,938
8.250%, 04/01/2020	50,000	52,125
Consolidated Energy Finance SA
6.750%, 10/15/2019 (S)	480,000	475,200
Continental Resources, Inc.
5.000%, 09/15/2022	485,000	480,150
7.125%, 04/01/2021	215,000	225,750
DCP Midstream LLC
5.375%, 10/15/2015 (S)	150,000	152,577
DCP Midstream Operating LP
2.500%, 12/01/2017	255,000	247,688
2.700%, 04/01/2019	15,000	14,174
3.875%, 03/15/2023	50,000	45,330
5.600%, 04/01/2044	30,000	25,969
Delek & Avner Tamar Bond, Ltd.
2.803%, 12/30/2016 (S)	70,000	69,963
Denbury Resources, Inc.
5.500%, 05/01/2022	400,000	374,000
Ecopetrol SA
4.125%, 01/16/2025	265,000	252,201
4.250%, 09/18/2018	215,000	226,395
5.875%, 05/28/2045	90,000	86,391
7.375%, 09/18/2043	80,000	90,600
Enbridge Energy Partners LP
5.500%, 09/15/2040	110,000	114,318
5.875%, 12/15/2016	175,000	187,702
Energy Transfer Partners LP
3.600%, 02/01/2023	65,000	64,693
5.200%, 02/01/2022	550,000	605,487
6.700%, 07/01/2018	85,000	96,253
EnLink Midstream Partners LP
2.700%, 04/01/2019	35,000	34,888
4.400%, 04/01/2024	260,000	276,640
Ensco PLC
3.250%, 03/15/2016	345,000	350,907

The accompanying notes are an integral part of the financial statements.	134

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Enterprise Products Operating LLC
2.550%, 10/15/2019	$65,000	$65,715
5.950%, 02/01/2041	445,000	554,191
7.550%, 04/15/2038	140,000	198,905
EQT Corp.
4.875%, 11/15/2021	325,000	340,707
EQT Midstream Partners LP
4.000%, 08/01/2024	395,000	392,873
Exterran Holdings, Inc.
7.250%, 12/01/2018	325,000	328,250
Exterran Partners LP
6.000%, 04/01/2021 to 10/01/2022	500,000	458,750
Foresight Energy LLC
7.875%, 08/15/2021 (S)	450,000	450,000
Freeport-McMoran Oil & Gas LLC
6.125%, 06/15/2019	45,000	47,250
6.500%, 11/15/2020	179,000	189,627
Gazprom OAO Via Gaz Capital SA
8.146%, 04/11/2018	200,000	200,904
KazMunayGas National Company JSC
4.400%, 04/30/2023	200,000	179,500
5.750%, 04/30/2043	1,000,000	835,000
9.125%, 07/02/2018	570,000	628,710
Kinder Morgan Energy Partners LP
3.500%, 03/01/2016	95,000	97,180
Kinder Morgan, Inc.
2.000%, 12/01/2017	35,000	35,088
Lukoil International Finance BV
3.416%, 04/24/2018	200,000	178,196
Marathon Oil Corp.
0.900%, 11/01/2015	275,000	274,882
MarkWest Energy Partners LP
4.500%, 07/15/2023	650,000	652,844
McDermott International, Inc.
8.000%, 05/01/2021 (S)	200,000	138,000
Memorial Resource Development Corp.
5.875%, 07/01/2022 (S)	475,000	456,000
Murphy Oil Corp.
2.500%, 12/01/2017	380,000	376,392
4.000%, 06/01/2022	640,000	616,574
Murray Energy Corp.
8.625%, 06/15/2021 (S)	275,000	266,750
9.500%, 12/05/2020 (S)	200,000	198,500
Nabors Industries, Inc.
2.350%, 09/15/2016	95,000	95,232
4.625%, 09/15/2021	90,000	86,932
Newfield Exploration Company
5.625%, 07/01/2024	150,000	156,375
5.750%, 01/30/2022	450,000	471,375
NGL Energy Partners LP
5.125%, 07/15/2019	100,000	97,500
Noble Energy, Inc.
4.150%, 12/15/2021	510,000	544,980
5.050%, 11/15/2044	190,000	200,264
6.000%, 03/01/2041	285,000	331,270
Noble Holding International, Ltd.
2.500%, 03/15/2017	35,000	34,328
3.450%, 08/01/2015	85,000	85,698
NuStar Logistics LP
4.800%, 09/01/2020	40,000	40,102
ONEOK Partners LP
3.200%, 09/15/2018	40,000	40,586
3.250%, 02/01/2016	260,000	263,765

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Origin Energy Finance, Ltd.
2.875%, 10/11/2019	EUR	100,000	$120,941
3.500%, 10/09/2018 (S)		$480,000	487,963
Pacific Rubiales Energy Corp.
5.125%, 03/28/2023		100,000	65,750
5.125%, 03/28/2023 (S)		100,000	65,750
5.375%, 01/26/2019 (S)		225,000	165,938
5.375%, 01/26/2019		100,000	73,750
5.625%, 01/19/2025 (S)		390,000	256,542
Parker Drilling Company
6.750%, 07/15/2022		350,000	287,000
7.500%, 08/01/2020		50,000	43,000
Parsley Energy LLC
7.500%, 02/15/2022 (S)		575,000	589,375
PDC Energy, Inc.
7.750%, 10/15/2022		925,000	962,000
Peabody Energy Corp.
6.000%, 11/15/2018		425,000	386,750
Penn Virginia Corp.
7.250%, 04/15/2019		450,000	429,188
8.500%, 05/01/2020		450,000	441,000
Pertamina Persero PT
5.625%, 05/20/2043		650,000	646,100
6.000%, 05/03/2042 (S)		257,000	263,425
6.450%, 05/30/2044 (S)		200,000	218,880
Petrobras Global Finance BV
3.000%, 01/15/2019		218,000	188,742
3.250%, 03/17/2017		75,000	69,871
3.750%, 01/14/2021	EUR	100,000	97,203
4.375%, 05/20/2023		$290,000	238,699
4.875%, 03/17/2020		300,000	266,250
5.375%, 01/27/2021		900,000	809,802
5.625%, 05/20/2043		353,000	283,283
5.875%, 03/01/2018		155,000	148,816
6.750%, 01/27/2041		95,000	81,182
7.875%, 03/15/2019		305,000	308,788
Petroleos de Venezuela SA
5.000%, 10/28/2015		723,989	660,640
5.125%, 10/28/2016		1,518,734	956,997
5.250%, 04/12/2017		1,137,300	513,093
5.375%, 04/12/2027		715,000	230,945
8.500%, 11/02/2017		2,201,200	1,452,792
9.750%, 05/17/2035		190,000	73,150
Petroleos Mexicanos
3.125%, 01/23/2019		30,000	30,683
3.500%, 07/18/2018		100,000	103,340
3.500%, 07/23/2020 (S)		55,000	55,990
4.875%, 01/24/2022		525,000	557,813
5.500%, 02/24/2025	EUR	301,000	429,020
5.500%, 06/27/2044 (S)		$175,000	177,625
5.500%, 06/27/2044		875,000	888,125
5.625%, 01/23/2046 (S)		200,000	205,100
6.375%, 01/23/2045		135,000	151,018
6.500%, 06/02/2041		1,250,000	1,409,225
6.625%, 06/15/2035		85,000	97,805
7.190%, 09/12/2024	MXN	1,000,000	66,990
7.190%, 09/12/2024 (S)		1,201,000	80,456
7.470%, 11/12/2026		600,000	39,734
Petroleum Company of Trinidad &
Tobago, Ltd.
9.750%, 08/14/2019 (S)		$200,000	235,500
Phillips 66
1.950%, 03/05/2015		185,000	185,025

The accompanying notes are an integral part of the financial statements.	135

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Pioneer Natural Resources Company
5.875%, 07/15/2016	$325,000	$343,951
Power Sector Assets & Liabilities
Management Corp.
7.390%, 12/02/2024	670,000	891,938
Precision Drilling Corp.
6.500%, 12/15/2021	75,000	71,250
6.625%, 11/15/2020	425,000	412,250
Range Resources Corp.
5.000%, 08/15/2022 to 03/15/2023	360,000	368,101
Reliance Holdings USA, Inc.
5.400%, 02/14/2022 (S)	250,000	275,191
Rosetta Resources, Inc.
5.875%, 06/01/2024	725,000	686,938
Rowan Companies, Inc.
4.875%, 06/01/2022	200,000	193,189
5.000%, 09/01/2017	75,000	77,180
7.875%, 08/01/2019	110,000	122,582
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 04/15/2023	600,000	613,625
5.750%, 05/15/2024	200,000	204,500
6.250%, 03/15/2022	175,000	184,188
Seadrill, Ltd.
6.125%, 09/15/2017 (S)	200,000	174,750
SESI LLC
6.375%, 05/01/2019	625,000	628,125
7.125%, 12/15/2021	790,000	791,975
Seven Generations Energy, Ltd.
8.250%, 05/15/2020 (S)	525,000	544,688
Seventy Seven Energy, Inc.
6.500%, 07/15/2022	275,000	143,000
SM Energy Company
5.000%, 01/15/2024	450,000	436,500
6.500%, 01/01/2023	250,000	257,500
Southwestern Energy Company
3.300%, 01/23/2018	40,000	40,558
4.050%, 01/23/2020	240,000	245,841
4.950%, 01/23/2025	100,000	102,758
Spectra Energy Capital LLC
3.300%, 03/15/2023	160,000	150,069
Spectra Energy Partners LP
2.950%, 09/25/2018	75,000	77,387
Talisman Energy, Inc.
5.125%, 05/15/2015	175,000	176,512
Targa Resources Partners LP
4.125%, 11/15/2019 (S)	50,000	50,750
4.250%, 11/15/2023	1,120,000	1,108,800
5.000%, 01/15/2018 (S)	225,000	234,281
5.250%, 05/01/2023	50,000	51,000
Tennessee Gas Pipeline Company
8.000%, 02/01/2016	225,000	237,844
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	225,000	233,955
The Williams Companies, Inc.
3.700%, 01/15/2023	280,000	261,773
4.550%, 06/24/2024	285,000	278,450
Transocean, Inc.
2.500%, 10/15/2017	475,000	434,625
4.950%, 11/15/2015	105,000	106,267
5.050%, 12/15/2016	80,000	80,100
6.375%, 12/15/2021	350,000	308,875
Weatherford International, Ltd.
5.125%, 09/15/2020	300,000	285,046

Spectrum Income Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Energy (continued)
Western Gas Partners LP
4.000%, 07/01/2022		$90,000	$92,633
Whiting Petroleum Corp.
6.500%, 10/01/2018		50,000	50,875
Williams Partners LP
4.125%, 11/15/2020		135,000	141,215
6.300%, 04/15/2040		325,000	370,068
WPX Energy, Inc.
6.000%, 01/15/2022		800,000	792,000
YPF SA
8.875%, 12/19/2018 (S)		300,000	311,910
8.875%, 12/19/2018		100,000	103,970
			50,956,056
Financials - 7.7%
A-S Co-Issuer Subsidiary, Inc.
7.875%, 12/15/2020 (S)		400,000	412,000
Abbey National Treasury Services PLC
1.375%, 03/13/2017		225,000	225,396
2.350%, 09/10/2019		205,000	207,392
Aflac, Inc.
3.625%, 06/15/2023		665,000	701,795
AIA Group, Ltd.
2.250%, 03/11/2019 (S)		200,000	199,822
AIB Mortgage Bank
4.875%, 06/29/2017	EUR	170,000	211,106
Akbank TAS
5.000%, 10/24/2022		$215,000	218,548
Allianz Finance II BV (5.750% to
07/08/2021, then 3 month
EURIBOR + 3.349%)
07/08/2041	EUR	100,000	138,422
Alpha Star Holding, Ltd.
4.970%, 04/09/2019		$200,000	175,300
Alphabet Holding Company, Inc., PIK
7.750%, 11/01/2017		150,000	147,375
American Campus Communities
Operating Partnership LP
3.750%, 04/15/2023		180,000	181,913
4.125%, 07/01/2024		170,000	177,002
American Tower Corp.
3.500%, 01/31/2023		95,000	92,726
Ameriprise Financial, Inc.
7.300%, 06/28/2019		190,000	229,138
Argos Merger Sub, Inc.
7.125%, 03/15/2023 (S)		375,000	388,125
Assicurazioni Generali SpA
5.125%, 09/16/2024	EUR	50,000	74,845
Aston Escrow Corp.
9.500%, 08/15/2021 (S)		$225,000	166,500
Aviva PLC (6.875% to 05/22/2018, then
3 month EURIBOR + 3.350%)
05/22/2038	EUR	50,000	65,744
AXA SA (5.250% to 04/16/2020, then
3 month EURIBOR + 3.050%)
04/16/2040		50,000	65,518
Banca Monte dei Paschi di Siena SpA
2.875%, 04/16/2021		280,000	349,484
3.500%, 03/20/2017		200,000	236,029
Banco de Credito del Peru (6.125% to
04/24/2022, then 3 month
LIBOR + 7.043%)
04/24/2027		$165,000	179,025

The accompanying notes are an integral part of the financial statements.	136

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco do Estado do Rio Grande do Sul
7.375%, 02/02/2022 (S)		$200,000	$199,020
Banco Santander Chile
3.875%, 09/20/2022 (S)		150,000	155,523
Banco Santander SA
4.000%, 04/07/2020	EUR	300,000	399,071
Bank of America Corp.
1.250%, 01/11/2016		$210,000	210,558
1.500%, 10/09/2015		35,000	35,127
1.700%, 08/25/2017		15,000	15,069
3.300%, 01/11/2023		365,000	370,067
4.200%, 08/26/2024		815,000	844,081
5.650%, 05/01/2018		60,000	66,644
6.110%, 01/29/2037		615,000	751,021
6.400%, 08/28/2017		90,000	100,134
6.875%, 04/25/2018		140,000	160,435
Bank of America Corp. (6.500% to
10/23/2024, then 3 month
LIBOR + 4.174%)
10/23/2024 (Q)		340,000	360,294
Bank of Georgia
7.750%, 07/05/2017 (S)		200,000	198,216
Banque du Liban
10.000%, 04/25/2015		100,000	101,750
Banque Federative du Credit Mutuel SA
1.700%, 01/20/2017 (S)		235,000	236,541
2.500%, 10/29/2018 (S)		225,000	229,159
Barclays Bank PLC
4.000%, 10/07/2019	EUR	250,000	328,257
5.000%, 09/22/2016		$125,000	132,468
5.140%, 10/14/2020		675,000	749,323
6.050%, 12/04/2017 (S)		205,000	226,123
Barclays PLC
2.750%, 11/08/2019		455,000	460,247
BB&T Corp.
1.100%, 06/15/2018 (P)		195,000	197,082
BBVA Bancomer SA
4.375%, 04/10/2024 (S)		465,000	482,438
6.500%, 03/10/2021		500,000	560,250
BBVA Subordinated Capital SAU (3.500%
to 04/11/2019, then 5 Year Euro Swap
Rate + 2.550%)
04/11/2024	EUR	200,000	236,583
BNP Paribas SA (2.875% to 03/20/2021,
then 5 Year Euro Swap Rate + 1.650%)
03/20/2026		200,000	235,663
BPCE SA
2.500%, 12/10/2018		$250,000	254,030
4.500%, 03/15/2025 (S)		200,000	204,554
5.150%, 07/21/2024 (S)		800,000	856,406
BR Malls International Finance, Ltd.
8.500%, 01/21/2016 (Q) (S)		160,000	162,400
BR Properties SA
9.000%, 10/07/2015 (Q) (S)		200,000	200,000
Branch Banking & Trust Company
3.800%, 10/30/2026		325,000	342,787
Brixmor Operating Partnership LP
3.850%, 02/01/2025		190,000	192,155
Cantor Commercial Real Estate
Company LP
7.750%, 02/15/2018 (S)		300,000	315,338
CDP Financial, Inc.
3.500%, 06/23/2020	EUR	250,000	322,015

Spectrum Income Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
CIFI Holdings Group Company, Ltd.
12.250%, 04/15/2018		$200,000	$219,000
Citigroup, Inc.
0.741%, 05/31/2017 (P)	EUR	50,000	55,751
1.453%, 02/10/2019 (P)		20,000	22,368
1.550%, 08/14/2017		$300,000	299,593
1.800%, 02/05/2018		15,000	14,965
1.850%, 11/24/2017		140,000	140,245
5.500%, 09/13/2025		210,000	237,824
6.250%, 09/02/2019	GBP	45,000	82,056
Citycon OYJ
3.750%, 06/24/2020	EUR	200,000	252,153
Cloverie PLC (7.500% until 07/24/2019,
then 3 month EURIBOR + 5.850%)
07/24/2039		50,000	69,438
CNA Financial Corp.
3.950%, 05/15/2024		$290,000	299,856
5.875%, 08/15/2020		330,000	379,438
6.500%, 08/15/2016		115,000	123,551
CNH Industrial Capital LLC
6.250%, 11/01/2016		75,000	79,313
CNO Financial Group, Inc.
6.375%, 10/01/2020 (S)		640,000	678,400
Co-Operative Bank PLC
2.375%, 10/23/2015	EUR	100,000	109,387
Corrections Corp. of America
4.625%, 05/01/2023		$75,000	75,000
Credit Agricole SA
2.500%, 04/15/2019 (S)		350,000	356,971
Credit Suisse AG
6.500%, 08/08/2023 (S)		375,000	424,843
Credit Suisse New York
1.375%, 05/26/2017		325,000	325,555
Crown Castle Towers LLC
6.113%, 01/15/2020 (S)		240,000	275,907
Dexia Credit Local SA
1.625%, 10/29/2018	EUR	230,000	270,980
2.000%, 01/22/2021		100,000	122,033
Discover Financial Services
3.950%, 11/06/2024		$325,000	331,317
6.450%, 06/12/2017		35,000	38,449
10.250%, 07/15/2019		245,000	312,928
DNB Bank ASA
3.200%, 04/03/2017 (S)		380,000	393,961
DuPont Fabros Technology LP
5.875%, 09/15/2021		300,000	313,500
E*TRADE Financial Corp.
5.375%, 11/15/2022		250,000	263,750
Erste Group Bank AG
7.125%, 10/10/2022	EUR	200,000	266,114
Essex Portfolio LP
3.250%, 05/01/2023		$95,000	93,233
EUROFIMA
4.000%, 10/27/2021	EUR	91,000	125,565
European Investment Bank
6.950%, 02/06/2020 (S)	IDR	1,360,000,000	103,419
8.750%, 08/25/2017	GBP	360,000	661,562
Export-Import Bank of Korea
4.625%, 02/20/2017	EUR	144,000	174,199
8.400%, 07/06/2016	IDR	1,050,000,000	80,430
FCE Bank PLC
3.250%, 11/19/2020	GBP	150,000	240,002

The accompanying notes are an integral part of the financial statements.	137

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Fidelity National Financial, Inc.
6.600%, 05/15/2017		$180,000	$196,968
Fifth Third Bancorp
4.300%, 01/16/2024		225,000	240,189
Fifth Third Bank
1.150%, 11/18/2016		200,000	200,314
First American Financial Corp.
4.600%, 11/15/2024		105,000	108,280
Gardner Denver, Inc.
6.875%, 08/15/2021 (S)		625,000	606,250
GE Capital UK Funding Company
5.625%, 04/25/2019	GBP	30,000	53,229
General Electric Capital Corp.
5.300%, 02/11/2021		$570,000	656,916
5.875%, 01/14/2038		520,000	676,293
Greystar Real Estate Partners LLC
8.250%, 12/01/2022 (S)		175,000	182,000
Halyk Savings Bank of Kazakhstan JSC
7.250%, 01/28/2021		200,000	186,036
Harland Clarke Holdings Corp.
6.875%, 03/01/2020 (S)		150,000	152,250
Hastings Insurance Group Finance PLC
8.000%, 10/21/2020	GBP	100,000	163,886
HBOS PLC
6.750%, 05/21/2018 (S)		$305,000	341,440
Healthcare Realty Trust, Inc.
5.750%, 01/15/2021		150,000	169,160
Highwoods Realty LP
3.625%, 01/15/2023		165,000	167,543
Hockey Merger Sub 2, Inc.
7.875%, 10/01/2021 (S)		375,000	385,313
HSBC Bank PLC
0.897%, 05/15/2018 (P) (S)		215,000	216,022
HSBC Holdings PLC
5.750%, 12/20/2027	GBP	55,000	101,150
HSBC Holdings PLC (3.375% to
01/10/2019, then 5 Year Euro Swap
Rate + 1.950%)
01/10/2024	EUR	100,000	120,055
Hypo Alpe-Adria-Bank International AG
2.375%, 12/13/2022		500,000	604,904
ICICI Bank, Ltd. (6.375% to 04/30/2017,
then 6 month LIBOR + 2.28%)
04/30/2022		$250,000	259,775
IFC Development Corporate
Treasury, Ltd.
2.375%, 05/21/2019		660,000	653,406
Inter-American Development Bank
4.400%, 01/26/2026	CAD	200,000	193,695
7.000%, 02/04/2019	IDR	800,000,000	61,326
IntercontinentalExchange Group, Inc.
2.500%, 10/15/2018		$75,000	76,837
International Finance Corp.
7.750%, 12/03/2016	INR	2,670,000	44,869
Intesa Sanpaolo SpA
3.625%, 12/05/2022	EUR	200,000	275,652
Iron Mountain Europe PLC
6.125%, 09/15/2022 (S)	GBP	200,000	325,753
iStar Financial, Inc.
5.000%, 07/01/2019		$450,000	450,000
7.125%, 02/15/2018		125,000	134,375
Jafz Sukuk, Ltd.
7.000%, 06/19/2019		200,000	230,000

Spectrum Income Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Jefferies LoanCore LLC
6.875%, 06/01/2020 (S)		$600,000	$563,925
JPMorgan Chase & Co.
2.000%, 08/15/2017		450,000	456,127
3.875%, 09/10/2024		205,000	209,025
4.500%, 01/24/2022		1,040,000	1,149,851
JPMorgan Chase & Co. (6.750% to
02/01/2024, then 3 month
LIBOR + 3.780%)
02/01/2024 (Q)		325,000	350,896
KBC Bank NV
1.250%, 05/28/2020	EUR	100,000	117,722
KeyCorp
3.750%, 08/13/2015		$215,000	218,090
KFW
0.500%, 04/19/2016		453,000	453,227
4.375%, 07/04/2018	EUR	228,000	293,312
4.700%, 06/02/2037	CAD	100,000	101,213
5.500%, 12/07/2015	GBP	410,000	656,580
5.550%, 06/07/2021		100,000	190,200
6.000%, 08/20/2020	AUD	439,000	403,200
Kilroy Realty LP
4.800%, 07/15/2018		$45,000	48,400
5.000%, 11/03/2015		260,000	266,659
6.625%, 06/01/2020		145,000	169,827
Ladder Capital Finance Holdings LLLP
5.875%, 08/01/2021 (S)		150,000	142,125
Liberty Mutual Group, Inc.
4.250%, 06/15/2023 (S)		90,000	95,688
4.850%, 08/01/2044 (S)		725,000	777,898
Lloyds Bank PLC
6.500%, 09/14/2020 (S)		685,000	804,259
7.625%, 04/22/2025	GBP	30,000	61,266
Longfor Properties Company, Ltd.
6.875%, 10/18/2019		$200,000	203,500
Macquarie Bank, Ltd.
1.600%, 10/27/2017 (S)		490,000	488,397
Manufacturers & Traders Trust Company
1.250%, 01/30/2017		325,000	325,428
Marsh & McLennan Companies, Inc.
2.550%, 10/15/2018		95,000	97,087
3.500%, 06/03/2024 to 03/10/2025		885,000	912,233
MetLife, Inc.
5.250%, 06/29/2020	GBP	50,000	88,709
Metropolitan Life Global Funding I
1.300%, 04/10/2017 (S)		$175,000	175,736
1.500%, 01/10/2018 (S)		160,000	160,299
Mizuho Bank, Ltd.
1.700%, 09/25/2017 (S)		200,000	199,858
Morgan Stanley
1.106%, 01/24/2019 (P)		410,000	411,862
1.536%, 04/25/2018 (P)		255,000	259,737
2.125%, 04/25/2018		480,000	483,528
2.650%, 01/27/2020		285,000	287,375
3.750%, 02/25/2023		1,670,000	1,744,474
4.350%, 09/08/2026		440,000	458,674
5.000%, 05/02/2019	EUR	50,000	66,010
5.000%, 11/24/2025		$755,000	832,101
5.375%, 08/10/2020	EUR	100,000	138,987
5.500%, 07/24/2020 to 07/28/2021		$380,000	436,096
MPT Operating Partnership LP
6.375%, 02/15/2022		200,000	217,000
6.875%, 05/01/2021		350,000	377,563

The accompanying notes are an integral part of the financial statements.	138

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
MSCI, Inc.
5.250%, 11/15/2024 (S)		$200,000	$209,000
MUFG Union Bank NA
2.125%, 06/16/2017		255,000	258,236
National Bank of Canada
1.450%, 11/07/2017		380,000	378,642
National Financial Partners Corp.
9.000%, 07/15/2021 (S)		200,000	208,000
Nationstar Mortgage LLC
6.500%, 07/01/2021		575,000	553,438
Nationwide Building Society
2.350%, 01/21/2020 (S)		200,000	200,889
4.375%, 02/28/2022	EUR	150,000	213,283
5.625%, 09/09/2019	GBP	50,000	89,542
6.750%, 07/22/2020	EUR	75,000	106,607
Navient Corp.
5.000%, 10/26/2020		$425,000	431,375
Neuberger Berman Group LLC
5.875%, 03/15/2022 (S)		335,000	358,450
Nordea Bank AB
0.875%, 05/13/2016 (S)		460,000	460,480
4.875%, 05/13/2021 (S)		650,000	712,483
Ocwen Financial Corp.
6.625%, 05/15/2019 (S)		300,000	265,500
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		400,000	422,000
Principal Financial Group, Inc.
1.850%, 11/15/2017		45,000	45,311
Principal Life Global Funding II
1.500%, 09/11/2017 (S)		95,000	94,850
Provident Companies, Inc.
7.000%, 07/15/2018		380,000	433,746
Provident Funding Associates LP
6.750%, 06/15/2021 (S)		525,000	503,423
RCI Banque SA
3.250%, 04/25/2018	GBP	20,000	32,063
3.500%, 04/03/2018 (S)		$95,000	98,307
4.600%, 04/12/2016 (S)		135,000	139,926
Realkredit Danmark A/S
2.000%, 04/01/2024	DKK	1,200,000	197,724
Realogy Group LLC
5.250%, 12/01/2021 (S)		$200,000	200,000
9.000%, 01/15/2020 (S)		100,000	110,000
Regency Centers LP
6.000%, 06/15/2020		65,000	74,811
Regions Bank
7.500%, 05/15/2018		250,000	289,106
Regions Financial Corp.
5.750%, 06/15/2015		175,000	177,254
Reinsurance Group of America, Inc.
5.000%, 06/01/2021		240,000	267,083
5.625%, 03/15/2017		150,000	161,636
6.450%, 11/15/2019		375,000	437,115
Royal Bank of Canada
1.250%, 10/29/2018 (S)	EUR	240,000	279,371
Royal Bank of Scotland Group PLC
2.550%, 09/18/2015		$160,000	161,429
Santander UK PLC
5.000%, 11/07/2023 (S)		480,000	520,207
Sberbank of Russia
5.717%, 06/16/2021		200,000	173,300
6.125%, 02/07/2022 (S)		200,000	176,442
6.125%, 02/07/2022		200,000	176,442

Spectrum Income Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Sberbank of Russia (5.500% to
02/26/2019, then
5 Year CMT + 4.023%)
02/26/2024 (S)		$200,000	$139,050
02/26/2024		300,000	208,575
Shimao Property Holdings, Ltd.
6.625%, 01/14/2020		200,000	196,500
Societe Generale SA
5.400%, 01/30/2018	GBP	25,000	41,961
Springleaf Finance Corp.
5.250%, 12/15/2019		$425,000	433,500
Standard Chartered Bank
7.750%, 04/03/2018	GBP	50,000	89,431
Standard Chartered PLC
1.500%, 09/08/2017 (S)		$255,000	253,900
Sumitomo Mitsui Trust Bank, Ltd.
1.800%, 03/28/2018 (S)		285,000	284,350
Sun Hung Kai Properties Capital
Market, Ltd.
3.625%, 01/16/2023		370,000	376,909
SunTrust Banks, Inc.
2.350%, 11/01/2018		105,000	106,463
Swedbank AB
1.750%, 03/12/2018 (S)		435,000	435,540
TC Ziraat Bankasi AS
4.250%, 07/03/2019 (S)		200,000	199,396
The Goldman Sachs Group, Inc.
1.600%, 11/23/2015		67,000	67,421
2.375%, 01/22/2018		150,000	152,740
2.900%, 07/19/2018		755,000	777,118
3.500%, 01/23/2025		185,000	186,903
3.625%, 01/22/2023		690,000	713,725
5.500%, 10/12/2021	GBP	15,000	26,218
5.750%, 01/24/2022		$325,000	380,039
6.150%, 04/01/2018		310,000	348,447
6.250%, 09/01/2017 to 02/01/2041		633,000	763,719
7.500%, 02/15/2019		140,000	167,212
The Howard Hughes Corp.
6.875%, 10/01/2021 (S)		675,000	709,594
The Link Finance Cayman 2009, Ltd.
3.600%, 09/03/2024		350,000	357,840
The PNC Financial Services Group, Inc.
(6.750% to 08/01/2021, then 3 month
LIBOR + 3.678%)
08/01/2021 (Q)		190,000	210,330
The Royal Bank of Scotland PLC
6.125%, 01/11/2021		420,000	501,821
Towergate Finance PLC
10.500%, 02/15/2019 (H) (S)	GBP	275,000	8,491
Turkiye Garanti Bankasi A/S
6.250%, 04/20/2021 (S)		$200,000	216,362
Turkiye Halk Bankasi AS
4.750%, 06/04/2019 (S)		200,000	201,240
4.875%, 07/19/2017 (S)		310,000	318,916
Turkiye Is Bankasi
5.000%, 06/25/2021		200,000	200,080
7.850%, 12/10/2023 (S)		200,000	221,139
UniCredit SpA
2.625%, 10/31/2020	EUR	250,000	316,000
3.625%, 01/24/2019		100,000	123,653
Unum Group
4.000%, 03/15/2024		$285,000	296,991
5.625%, 09/15/2020		115,000	130,258

The accompanying notes are an integral part of the financial statements.	139

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Unum Group (continued)
5.750%, 08/15/2042	$65,000	$78,494
UnumProvident Finance Company PLC
6.850%, 11/15/2015 (S)	26,000	27,050
US Bank NA
2.125%, 10/28/2019	400,000	404,215
USI, Inc.
7.750%, 01/15/2021 (S)	600,000	610,500
Ventas Realty LP
1.250%, 04/17/2017	55,000	54,798
1.550%, 09/26/2016	80,000	80,547
2.000%, 02/15/2018	75,000	75,516
3.125%, 11/30/2015	255,000	259,557
Voya Financial, Inc.
2.900%, 02/15/2018	110,000	113,161
Walter Investment Management Corp.
7.875%, 12/15/2021	950,000	871,625
WEA Finance LLC
1.750%, 09/15/2017 (S)	200,000	200,794
Weingarten Realty Investors
3.500%, 04/15/2023	75,000	75,107
Wells Fargo & Company (5.900% to
06/15/2024, then 3 month
LIBOR + 3.110%)
06/15/2024 (Q)	125,000	130,273
Westpac Banking Corp.
0.994%, 07/30/2018 (P)	175,000	176,883
XLIT, Ltd.
2.300%, 12/15/2018	120,000	121,258
5.250%, 12/15/2043	105,000	122,826
		71,357,027
Health care - 1.8%
Acadia Healthcare Company, Inc.
5.625%, 02/15/2023 (S)	150,000	154,875
Actavis Funding SCS
3.850%, 06/15/2024	115,000	117,029
Actavis, Inc.
1.875%, 10/01/2017	210,000	209,622
Agilent Technologies, Inc.
3.200%, 10/01/2022	90,000	87,929
3.875%, 07/15/2023	95,000	97,099
5.000%, 07/15/2020	145,000	158,265
6.500%, 11/01/2017	35,000	38,765
AmerisourceBergen Corp.
3.250%, 03/01/2025	95,000	95,999
Aviv Healthcare Properties LP
7.750%, 02/15/2019	150,000	156,300
Bayer US Finance LLC
3.375%, 10/08/2024 (S)	200,000	208,430
Capella Healthcare, Inc.
9.250%, 07/01/2017	250,000	260,000
Catholic Health Initiatives
1.600%, 11/01/2017	25,000	24,924
2.600%, 08/01/2018	120,000	122,519
2.950%, 11/01/2022	215,000	212,246
Celgene Corp.
1.900%, 08/15/2017	45,000	45,543
4.625%, 05/15/2044	380,000	413,805
5.250%, 08/15/2043	215,000	252,673
Community Health Systems, Inc.
6.875%, 02/01/2022	925,000	985,125
7.125%, 07/15/2020	475,000	507,656
8.000%, 11/15/2019	245,000	262,456

Spectrum Income Fund (continued)

		Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (S)		$425,000	$394,188
Endo Finance LLC
6.000%, 02/01/2025 (S)		250,000	264,688
Express Scripts Holding Company
1.250%, 06/02/2017		150,000	149,762
Fresenius Medical Care
US Finance II, Inc.
5.875%, 01/31/2022 (S)		150,000	168,375
Gilead Sciences, Inc.
3.500%, 02/01/2025		310,000	325,837
4.500%, 02/01/2045		260,000	288,090
4.800%, 04/01/2044		280,000	321,075
HCA Holdings, Inc.
6.250%, 02/15/2021		300,000	328,500
HCA, Inc.
5.375%, 02/01/2025		200,000	212,000
Holding Medi-Partenaires SAS
7.000%, 05/15/2020 (S)	EUR	350,000	415,763
Humana, Inc.
2.625%, 10/01/2019		$75,000	75,863
3.150%, 12/01/2022		386,000	383,528
3.850%, 10/01/2024		325,000	338,478
4.950%, 10/01/2044		540,000	593,164
JLL/Delta Dutch Newco BV
7.500%, 02/01/2022 (S)		225,000	231,188
Kaiser Foundation Hospitals
3.500%, 04/01/2022		200,000	203,850
Keysight Technologies, Inc.
3.300%, 10/30/2019 (S)		685,000	687,791
4.550%, 10/30/2024 (S)		410,000	415,661
Kindred Healthcare, Inc.
8.000%, 01/15/2020 (S)		425,000	463,250
Kinetic Concepts, Inc.
10.500%, 11/01/2018		350,000	382,813
12.500%, 11/01/2019		150,000	165,750
Life Technologies Corp.
3.500%, 01/15/2016		410,000	418,703
6.000%, 03/01/2020		490,000	562,989
McKesson Corp.
1.292%, 03/10/2017		155,000	155,170
4.883%, 03/15/2044		130,000	148,704
Medtronic, Inc.
1.043%, 03/15/2020 (P) (S)		150,000	151,179
3.500%, 03/15/2025 (S)		530,000	553,786
4.625%, 03/15/2045 (S)		170,000	192,353
Opal Acquisition, Inc.
8.875%, 12/15/2021 (S)		375,000	387,188
Par Pharmaceutical Companies, Inc.
7.375%, 10/15/2020		150,000	159,000
Perrigo Company PLC
1.300%, 11/08/2016		200,000	199,646
2.300%, 11/08/2018		400,000	403,853
Pinnacle Merger Sub, Inc.
9.500%, 10/01/2023 (S)		60,000	67,500
Tenet Healthcare Corp.
6.000%, 10/01/2020		300,000	326,625
8.125%, 04/01/2022		175,000	198,188
Thermo Fisher Scientific, Inc.
2.400%, 02/01/2019		105,000	106,203
4.150%, 02/01/2024		70,000	75,151
Truven Health Analytics, Inc.
10.625%, 06/01/2020 (S)		50,000	51,375

The accompanying notes are an integral part of the financial statements.	140

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Health care (continued)
Truven Health Analytics, Inc. (continued)
10.625%, 06/01/2020		$175,000	$179,813
UnitedHealth Group, Inc.
4.625%, 11/15/2041		145,000	165,521
Universal Hospital Services, Inc.
7.625%, 08/15/2020		425,000	362,313
WellCare Health Plans, Inc.
5.750%, 11/15/2020		300,000	315,000
			16,401,134
Industrials - 3.0%
Abengoa Finance SAU
8.875%, 02/05/2018 (S)	EUR	125,000	147,636
Accudyne Industries Borrower
7.750%, 12/15/2020 (S)		$250,000	236,250
Air Canada
7.750%, 04/15/2021 (S)		200,000	213,500
Air Jamaica, Ltd.
9.375%, 07/08/2015		8,214	7,968
Aircastle, Ltd.
5.500%, 02/15/2022		200,000	214,500
Alfa SAB de CV
6.875%, 03/25/2044		200,000	222,000
Allegiant Travel Company
5.500%, 07/15/2019		175,000	182,219
Alliance Global Group, Inc.
6.500%, 08/18/2017		150,000	159,930
American Airlines 2013-1 Class A Pass Through Trust
4.000%, 07/15/2025		332,554	349,182
American Airlines 2013-1 Class B Pass Through Trust
5.625%, 01/15/2021 (S)		77,660	81,155
American Airlines 2013-1 Class C Pass Through Trust
6.125%, 07/15/2018 (S)		200,000	208,760
American Airlines 2013-2 Class A Pass Through Trust
4.950%, 01/15/2023		402,969	439,740
American Airlines 2014-1 Class B Pass Through Trust
4.375%, 10/01/2022		75,000	77,813
American Airlines Group, Inc.
5.500%, 10/01/2019 (S)		325,000	339,625
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)		375,000	407,813
BAE Systems PLC
4.125%, 06/08/2022	GBP	100,000	169,405
BC Mountain LLC
7.000%, 02/01/2021 (S)		$425,000	395,250
BlueLine Rental Finance Corp.
7.000%, 02/01/2019 (S)		250,000	259,375
Bombardier, Inc.
5.500%, 09/15/2018 (S)		525,000	525,000
Builders FirstSource, Inc.
7.625%, 06/01/2021 (S)		325,000	329,063
Burlington Northern Santa Fe LLC
5.150%, 09/01/2043		475,000	559,367
5.400%, 06/01/2041		235,000	283,185
Case New Holland Industrial, Inc.
7.875%, 12/01/2017		50,000	55,750
Caterpillar, Inc.
4.300%, 05/15/2044		155,000	166,487

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
CDW LLC
6.000%, 08/15/2022		$375,000	$400,313
Clean Harbors, Inc.
5.125%, 06/01/2021		175,000	178,938
5.250%, 08/01/2020		175,000	178,500
Continental Airlines 2009-1 Pass Through Trust
9.000%, 07/08/2016		135,801	148,362
Continental Airlines 2009-2 Class A Pass Through Trust
7.250%, 11/10/2019		27,113	31,722
Continental Airlines 2010-1 Class A Pass Through Trust
4.750%, 01/12/2021		107,904	116,536
Continental Airlines 2012-1 Class A Pass Through Trust
4.150%, 04/11/2024		351,945	373,062
Continental Airlines 2012-3 Class C Pass Through Trust
6.125%, 04/29/2018		375,000	397,500
CRCC Yupeng, Ltd. (3.950% to 08/01/2019, then 5 Year CMT + 7.251%)
08/01/2019 (Q)		200,000	202,960
Delta Air Lines 2007-1 Class A Pass Through Trust
6.821%, 08/10/2022		84,717	99,966
Delta Air Lines 2009-1 Class A Pass Through Trust
7.750%, 12/17/2019		42,338	48,901
Delta Air Lines 2010-2 Class A Pass Through Trust
4.950%, 05/23/2019		81,393	87,700
Delta Air Lines 2011-1 Class A Pass Through Trust
5.300%, 04/15/2019		57,867	62,930
DP World, Ltd.
6.850%, 07/02/2037		200,000	232,664
Ducommun, Inc.
9.750%, 07/15/2018		300,000	321,000
Elementia SA de CV
5.500%, 01/15/2025 (S)		200,000	197,500
ERAC USA Finance LLC
1.400%, 04/15/2016 (S)		75,000	75,168
2.800%, 11/01/2018 (S)		20,000	20,505
3.850%, 11/15/2024 (S)		125,000	129,931
4.500%, 02/15/2045 (S)		75,000	76,046
5.600%, 05/01/2015 (S)		55,000	55,426
6.375%, 10/15/2017 (S)		100,000	112,238
Europcar Groupe SA
11.500%, 05/15/2017 (S)	EUR	375,000	473,232
Ferreycorp SAA
4.875%, 04/26/2020 (S)		$200,000	197,500
FTI Consulting, Inc.
6.000%, 11/15/2022		275,000	292,188
G4S International Finance PLC
2.625%, 12/06/2018	EUR	100,000	120,120
G4S PLC
7.750%, 05/13/2019	GBP	50,000	93,152
GATX Corp.
1.250%, 03/04/2017		$100,000	99,574
2.375%, 07/30/2018		45,000	45,374
2.500%, 03/15/2019 to 07/30/2019		375,000	374,715

The accompanying notes are an integral part of the financial statements.	141

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
GATX Corp. (continued)
2.600%, 03/30/2020		$10,000	$9,989
3.250%, 03/30/2025		145,000	142,793
3.500%, 07/15/2016		245,000	252,610
4.500%, 03/30/2045		95,000	94,990
4.850%, 06/01/2021		225,000	248,482
HD Supply, Inc.
5.250%, 12/15/2021 (S)		350,000	363,563
Heathrow Funding, Ltd.
2.500%, 06/25/2015 (S)		245,000	245,477
4.875%, 07/15/2021 (S)		595,000	661,761
5.225%, 02/15/2023	GBP	50,000	90,905
Hutchison Whampoa International 14, Ltd.
1.625%, 10/31/2017 (S)		$250,000	248,247
Interline Brands, Inc., PIK
10.000%, 11/15/2018		137,000	144,193
International Lease Finance Corp.
2.190%, 06/15/2016 (P)		160,000	160,224
JB Hunt Transport Services, Inc.
2.400%, 03/15/2019		45,000	45,610
Kansas City Southern de Mexico SA de CV
2.350%, 05/15/2020		200,000	194,790
3.000%, 05/15/2023		155,000	152,786
KraussMaffei Group GmbH
8.750%, 12/15/2020 (S)	EUR	247,500	304,820
Lockheed Martin Corp.
3.600%, 03/01/2035		$125,000	124,295
3.800%, 03/01/2045		200,000	199,646
Loxam SAS
7.000%, 07/23/2022 (S)	EUR	225,000	249,268
Manpowergroup, Inc.
4.500%, 06/22/2018		100,000	124,780
Masonite International Corp.
8.250%, 04/15/2021 (S)		$125,000	133,125
Matalan Finance PLC
6.875%, 06/01/2019 (S)	GBP	325,000	506,769
Milacron LLC
7.750%, 02/15/2021 (S)		$350,000	365,750
MPL 2 Acquisition Canco, Inc.
9.875%, 08/15/2018 (S)		300,000	321,750
National Express Group PLC
6.250%, 01/13/2017	GBP	50,000	83,405
Navistar International Corp.
8.250%, 11/01/2021		$300,000	301,500
NCI Building Systems, Inc.
8.250%, 01/15/2023 (S)		150,000	156,000
Norcell Sweden Holding 2 AB
10.750%, 09/29/2019 (S)	EUR	165,341	204,915
Nortek, Inc.
8.500%, 04/15/2021		$375,000	403,125
Odebrecht Finance, Ltd.
5.250%, 06/27/2029 (S)		205,000	161,438
7.125%, 06/26/2042		200,000	164,000
7.125%, 06/26/2042 (S)		200,000	164,000
Penske Truck Leasing Company LP
2.500%, 03/15/2016 to 06/15/2019 (S)		240,000	241,490
2.875%, 07/17/2018 (S)		65,000	66,368
3.125%, 05/11/2015 (S)		60,000	60,262
Prosegur Cia de Seguridad SA
2.750%, 04/02/2018	EUR	100,000	119,275
Rentokil Initial PLC
5.750%, 03/31/2016	GBP	50,000	80,740

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Industrials (continued)
Republic Services, Inc.
5.700%, 05/15/2041		$155,000	$196,347
Roper Industries, Inc.
2.050%, 10/01/2018		105,000	105,170
Safway Group Holding LLC
7.000%, 05/15/2018 (S)		300,000	303,000
SIG Combibloc Holdings SCA
7.750%, 02/15/2023 (S)	EUR	625,000	734,377
Southwest Airlines Company
2.750%, 11/06/2019		$110,000	111,648
5.750%, 12/15/2016		90,000	96,600
Summit Materials LLC
10.500%, 01/31/2020		600,000	662,250
Tervita Corp.
8.000%, 11/15/2018 (S)		725,000	657,938
10.875%, 02/15/2018 (S)		400,000	264,000
Textron, Inc.
3.650%, 03/01/2021		165,000	171,365
4.300%, 03/01/2024		175,000	184,816
The Manitowoc Company, Inc.
5.875%, 10/15/2022		275,000	296,313
TransDigm, Inc.
6.500%, 07/15/2024		200,000	204,500
TransUnion Holding Company, Inc.
8.125%, 06/15/2018		175,000	178,938
Trinseo Materials Operating SCA
8.750%, 02/01/2019		1,040,000	1,081,600
United Airlines 2013-1 Class A Pass Through Trust
4.300%, 08/15/2025		234,456	250,868
United Airlines 2014-2 Class A Pass Through Trust
3.750%, 09/03/2026		455,000	472,063
United Airlines 2014-2 Class B Pass Through Trust
4.625%, 09/03/2022		65,000	65,325
United Continental Holdings, Inc.
6.000%, 12/01/2020 to 07/15/2028		850,000	867,000
6.375%, 06/01/2018		325,000	348,156
US Airways 2010-1 Class A Pass Through Trust
6.250%, 04/22/2023		81,275	92,653
US Airways 2012-2 Class A Pass Through Trust
4.625%, 06/03/2025		267,177	288,551
US Airways 2013-1 Class A Pass Through Trust
3.950%, 11/15/2025		237,866	249,759
USG Corp.
5.875%, 11/01/2021 (S)		100,000	105,250
Valmont Industries, Inc.
6.625%, 04/20/2020		47,000	55,081
Watco Companies LLC
6.375%, 04/01/2023 (S)		175,000	175,875
Xella Holdco Finance SA, PIK
9.125%, 09/15/2018 (S)	EUR	125,000	146,128
9.125%, 09/15/2018		100,000	116,903
			27,350,311
Information technology - 1.6%
Activision Blizzard, Inc.
6.125%, 09/15/2023 (S)		$250,000	276,563
Adria Bidco BV
7.875%, 11/15/2020 (S)	EUR	300,000	362,572

The accompanying notes are an integral part of the financial statements.	142

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Alcatel-Lucent USA, Inc.
8.875%, 01/01/2020 (S)		$225,000	$248,625
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019 (S)		325,000	322,795
Alliance Data Systems Corp.
5.375%, 08/01/2022 (S)		250,000	249,375
6.375%, 04/01/2020 (S)		425,000	442,000
Amphenol Corp.
1.550%, 09/15/2017		70,000	70,140
3.125%, 09/15/2021		200,000	204,176
Ancestry.com Holdings LLC, PIK
9.625%, 10/15/2018 (S)		575,000	560,625
Ancestry.com, Inc.
11.000%, 12/15/2020		125,000	137,813
Anstock II, Ltd.
2.125%, 07/24/2017		200,000	197,676
Arrow Electronics, Inc.
3.000%, 03/01/2018		30,000	30,733
3.375%, 11/01/2015		105,000	106,830
3.500%, 04/01/2022		190,000	190,272
4.000%, 04/01/2025		185,000	184,096
4.500%, 03/01/2023		185,000	193,262
Avaya, Inc.
7.000%, 04/01/2019 (S)		350,000	353,500
Avnet, Inc.
4.875%, 12/01/2022		425,000	455,691
6.625%, 09/15/2016		45,000	48,418
Baidu, Inc.
2.750%, 06/09/2019		650,000	650,598
BCP Singapore VI Cayman Financing Company, Ltd.
8.000%, 04/15/2021 (S)		200,000	199,250
BMC Software Finance, Inc.
8.125%, 07/15/2021 (S)		375,000	350,156
BMC Software, Inc.
7.250%, 06/01/2018		25,000	24,000
Cerved Group SpA
6.375%, 01/15/2020 (S)	EUR	100,000	119,738
Corelogic, Inc.
7.250%, 06/01/2021		$525,000	560,766
Dell, Inc.
4.625%, 04/01/2021		100,000	101,000
Eagle Midco, Inc.
9.000%, 06/15/2018 (S)		450,000	456,750
EarthLink, Inc.
7.375%, 06/01/2020		175,000	178,938
Epicor Software Corp.
8.625%, 05/01/2019		325,000	341,250
Equinix, Inc.
5.375%, 01/01/2022 to 04/01/2023		550,000	574,391
5.750%, 01/01/2025		125,000	131,250
Fidelity National Information Services, Inc.
1.450%, 06/05/2017		70,000	69,873
3.500%, 04/15/2023		210,000	210,300
3.875%, 06/05/2024		335,000	342,828
First Data Corp.
6.750%, 11/01/2020 (S)		408,000	437,580
12.625%, 01/15/2021		1,700,000	2,032,350
Fiserv, Inc.
3.125%, 06/15/2016		195,000	200,140
3.500%, 10/01/2022		250,000	256,782
6.800%, 11/20/2017		40,000	45,203

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Information technology (continued)
Hewlett-Packard Company
2.350%, 03/15/2015	$140,000	$140,082
Infor Software Parent LLC, PIK
7.125%, 05/01/2021 (S)	500,000	503,125
Infor US, Inc.
9.375%, 04/01/2019	350,000	375,900
Juniper Networks Inc.
3.100%, 03/15/2016	40,000	40,683
Lender Processing Services, Inc.
5.750%, 04/15/2023	335,000	355,519
NXP BV
5.750%, 02/15/2021 to 03/15/2023 (S)	475,000	507,250
Project Homestake Merger Corp.
8.875%, 03/01/2023 (S)	125,000	127,188
SunGard Data Systems, Inc.
6.625%, 11/01/2019	235,000	244,400
Tencent Holdings, Ltd.
2.000%, 05/02/2017 (S)	200,000	200,222
2.875%, 02/11/2020 (S)	255,000	256,014
3.375%, 05/02/2019 (S)	315,000	323,458
Xerox Corp.
2.950%, 03/15/2017	45,000	46,358
		15,038,504
Materials - 2.3%
ABJA Investment Company Pte, Ltd.
5.950%, 07/31/2024	200,000	203,700
AEP Industries, Inc.
8.250%, 04/15/2019	250,000	255,625
Ainsworth Lumber Company, Ltd.
7.500%, 12/15/2017 (S)	112,000	116,760
AK Steel Corp.
7.625%, 10/01/2021	450,000	392,625
8.375%, 04/01/2022	475,000	422,750
Alcoa, Inc.
5.125%, 10/01/2024	265,000	288,252
5.950%, 02/01/2037	40,000	43,101
Aleris International, Inc.
7.625%, 02/15/2018	150,000	149,250
7.875%, 11/01/2020	375,000	367,500
ALROSA Finance SA
7.750%, 11/03/2020	200,000	193,000
Anglo American Capital PLC
1.203%, 04/15/2016 (P) (S)	200,000	199,882
4.125%, 04/15/2021 (S)	200,000	203,449
ArcelorMittal
6.125%, 06/01/2018	365,000	395,067
10.600%, 06/01/2019	300,000	370,500
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	208,769	217,120
Ardagh Packaging Finance PLC
6.250%, 01/31/2019 (S)	200,000	200,500
7.000%, 11/15/2020 (S)	348,529	345,915
Beverage Packaging Holdings Luxembourg II SA
6.000%, 06/15/2017 (S)	375,000	378,750
BlueScope Steel, Ltd.
7.125%, 05/01/2018 (S)	375,000	386,250
Braskem Finance, Ltd.
6.450%, 02/03/2024	200,000	202,020
Carpenter Technology Corp.
4.450%, 03/01/2023	185,000	188,048
5.200%, 07/15/2021	195,000	209,736

The accompanying notes are an integral part of the financial statements.	143

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Cascades, Inc.
5.500%, 07/15/2022 (S)		$125,000	$128,750
Celulosa Arauco y Constitucion SA
4.500%, 08/01/2024		200,000	207,776
Cemex Finance LLC
9.375%, 10/12/2022 (S)		200,000	227,500
9.375%, 10/12/2022		200,000	227,500
Cemex SAB de CV
5.256%, 09/30/2015 (P) (S)		230,000	232,530
Ciech Group Financing AB
9.500%, 11/30/2019 (S)	EUR	275,000	343,898
Corp. Nacional del Cobre de Chile
5.625%, 10/18/2043 (S)		$200,000	234,568
Ecolab, Inc.
2.250%, 01/12/2020		115,000	115,378
Eldorado Gold Corp.
6.125%, 12/15/2020 (S)		325,000	319,759
Exopack Holding Corp.
10.000%, 06/01/2018 (S)		250,000	264,375
First Quantum Minerals, Ltd.
6.750%, 02/15/2020		30,000	27,900
7.250%, 05/15/2022 (S)		750,000	692,813
Fresnillo PLC
5.500%, 11/13/2023 (S)		200,000	213,500
5.500%, 11/13/2023		200,000	213,500
Goldcorp, Inc.
2.125%, 03/15/2018		215,000	215,697
3.625%, 06/09/2021		180,000	184,680
Grupo Cementos de Chihuahua SAB de CV
8.125%, 02/08/2020 (S)		200,000	214,000
Hexion US Finance Corp.
6.625%, 04/15/2020		550,000	525,250
Holcim GB Finance, Ltd.
8.750%, 04/24/2017	GBP	50,000	88,823
Holcim US Finance Sarl & Cie SCS
5.150%, 09/12/2023 (S)		$230,000	259,365
6.000%, 12/30/2019 (S)		495,000	568,541
INEOS Group Holdings SA
6.125%, 08/15/2018 (S)		200,000	203,750
International Paper Company
3.650%, 06/15/2024		245,000	250,126
James Hardie International Finance, Ltd.
5.875%, 02/15/2023 (S)		200,000	204,750
Kerling PLC
10.625%, 02/01/2017 (S)	EUR	225,000	254,619
Lundin Mining Corp.
7.500%, 11/01/2020 (S)		$325,000	333,938
LYB International Finance BV
4.000%, 07/15/2023		320,000	338,668
Martin Marietta Materials, Inc.
1.356%, 06/30/2017 (P)		130,000	129,318
4.250%, 07/02/2024		260,000	271,979
Mercer International, Inc.
7.000%, 12/01/2019 (S)		275,000	286,688
7.750%, 12/01/2022 (S)		150,000	157,125
Momentive Performance Materials, Inc.
3.880%, 10/24/2021		475,000	422,750
Novelis, Inc.
8.750%, 12/15/2020		475,000	515,375
Nyrstar Netherlands Holdings BV
8.500%, 09/15/2019 (S)	EUR	325,000	373,838

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
Packaging Corp. of America
3.650%, 09/15/2024		$85,000	$84,906
4.500%, 11/01/2023		170,000	182,173
PolyOne Corp.
5.250%, 03/15/2023		250,000	261,250
PSPC Escrow Corp.
6.500%, 02/01/2022 (S)		275,000	289,781
Rayonier AM Products, Inc.
5.500%, 06/01/2024 (S)		425,000	364,438
Reliance Steel & Aluminum Company
4.500%, 04/15/2023		130,000	130,735
Rock-Tenn Company
3.500%, 03/01/2020		185,000	188,372
Ryerson, Inc.
11.250%, 10/15/2018		434,000	455,700
Samarco Mineracao SA
5.375%, 09/26/2024 (S)		365,000	351,313
Southern Copper Corp.
5.250%, 11/08/2042		155,000	140,070
SunCoke Energy Partners LP
7.375%, 02/01/2020 (S)		325,000	338,000
Tekni-Plex, Inc.
9.750%, 06/01/2019 (S)		171,000	185,535
The Dow Chemical Company
4.625%, 10/01/2044		200,000	206,672
8.550%, 05/15/2019		140,000	175,142
US Coatings Acquisition, Inc.
7.375%, 05/01/2021 (S)		175,000	189,438
Vale Overseas, Ltd.
4.375%, 01/11/2022		325,000	315,367
6.250%, 01/23/2017		95,000	101,048
6.875%, 11/10/2039		100,000	99,009
Vale SA
3.750%, 01/10/2023	EUR	100,000	123,059
Vedanta Resources PLC
6.000%, 01/31/2019 (S)		$300,000	273,000
7.125%, 05/31/2023 (S)		200,000	175,500
7.125%, 05/31/2023		200,000	175,500
8.250%, 06/07/2021 (S)		350,000	330,750
8.250%, 06/07/2021		200,000	189,000
Votorantim Cimentos SA
3.250%, 04/25/2021 (S)	EUR	100,000	113,836
7.250%, 04/05/2041 (S)		$640,000	640,000
Vulcan Materials Company
7.500%, 06/15/2021		165,000	198,000
West Fraser Timber Company, Ltd.
4.350%, 10/15/2024 (S)		270,000	267,818
			21,524,239
Telecommunication services - 2.5%
America Movil SAB de CV
3.625%, 03/30/2015		150,000	150,315
B Communications, Ltd.
7.375%, 02/15/2021 (S)		615,000	658,050
Banglalink Digital Communications, Ltd.
8.625%, 05/06/2019 (S)		200,000	200,000
Bharti Airtel International Netherlands BV
4.000%, 12/10/2018	EUR	100,000	123,205
5.125%, 03/11/2023		$400,000	434,672
CC Holdings GS V LLC
2.381%, 12/15/2017		645,000	651,663
3.849%, 04/15/2023		945,000	953,199
CenturyLink, Inc.
5.625%, 04/01/2020		375,000	401,250

The accompanying notes are an integral part of the financial statements.	144

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
Digicel Group, Ltd.
7.125%, 04/01/2022 (S)		$275,000	$261,938
8.250%, 09/30/2020		200,000	201,000
8.250%, 09/30/2020 (S)		250,000	251,250
Digicel, Ltd.
6.000%, 04/15/2021 (S)		200,000	198,500
Eileme 2 AB
11.625%, 01/31/2020 (S)		250,000	282,250
GCX, Ltd.
7.000%, 08/01/2019 (S)		200,000	201,705
Goodman Networks, Inc.
12.125%, 07/01/2018		400,000	392,000
Grain Spectrum Funding LLC
4.000%, 10/10/2018 (S)		505,000	511,516
GTP Acquisition Partners I LLC
2.364%, 05/15/2018 (S)		915,000	911,461
4.347%, 06/15/2016 (S)		275,000	279,718
Level 3 Financing, Inc.
5.625%, 02/01/2023 (S)		100,000	103,500
6.125%, 01/15/2021		75,000	79,219
7.000%, 06/01/2020		400,000	430,084
Matterhorn Financing & CY SCA, PIK
9.000%, 04/15/2019 (S)	EUR	525,000	599,251
9.000%, 04/15/2019		100,000	114,143
Mediacom Broadband LLC
6.375%, 04/01/2023		$325,000	342,469
Millicom International Cellular SA
6.625%, 10/15/2021 (S)		400,000	424,000
NII International Telecom SCA
11.375%, 08/15/2019 (H) (S)		350,000	339,500
PCCW Capital No. 4, Ltd.
5.750%, 04/17/2022		200,000	219,484
Play Topco SA, PIK
7.750%, 02/28/2020 (S)	EUR	200,000	231,923
Sable International Finance, Ltd.
8.750%, 02/01/2020 (S)		$200,000	216,000
SBA Tower Trust
2.240%, 04/16/2018 (S)		125,000	123,954
2.898%, 10/15/2019 (S)		470,000	472,891
2.933%, 12/15/2017 (S)		630,000	636,552
3.598%, 04/15/2018 (S)		570,000	568,238
3.869%, 10/15/2024 (S)		360,000	368,614
Sprint Communications, Inc.
9.000%, 11/15/2018 (S)		210,000	244,125
11.500%, 11/15/2021		650,000	802,750
T-Mobile USA, Inc.
6.000%, 03/01/2023		825,000	860,483
6.250%, 04/01/2021		475,000	498,750
6.375%, 03/01/2025		125,000	130,625
6.500%, 01/15/2024		75,000	78,750
6.731%, 04/28/2022		170,000	181,475
TBG Global Pte, Ltd.
4.625%, 04/03/2018		200,000	204,000
Telecom Italia SpA
5.250%, 02/10/2022	EUR	50,000	66,210
5.625%, 12/29/2015	GBP	50,000	79,520
6.375%, 06/24/2019		400,000	684,467
Telefonica Emisiones SAU
4.710%, 01/20/2020	EUR	100,000	133,985
5.375%, 02/02/2018	GBP	50,000	85,171
United Group BV
7.875%, 11/15/2020	EUR	100,000	120,857

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Telecommunication services (continued)
UPC Holding BV
6.750%, 03/15/2023 (S)	CHF	175,000	$203,792
6.750%, 03/15/2023 (S)	EUR	200,000	249,007
Verizon Communications, Inc.
1.350%, 06/09/2017		$185,000	184,971
2.625%, 02/21/2020 (S)		88,000	88,785
4.500%, 09/15/2020		870,000	956,845
6.400%, 09/15/2033		1,270,000	1,610,180
Vimpel Communications
7.748%, 02/02/2021 (S)		200,000	180,304
7.748%, 02/02/2021		400,000	360,608
8.250%, 05/23/2016 (S)		225,000	229,043
VimpelCom Holdings BV
5.200%, 02/13/2019 (S)		200,000	175,440
7.504%, 03/01/2022 (S)		600,000	529,356
WaveDivision Escrow LLC
8.125%, 09/01/2020 (S)		125,000	135,000
Wind Acquisition Finance SA
4.750%, 07/15/2020 (S)		400,000	404,000
7.000%, 04/23/2021 (S)	EUR	100,000	118,342
7.375%, 04/23/2021 (S)		$1,075,000	1,120,688
			23,051,043
Utilities - 1.2%
Appalachian Power Company
6.375%, 04/01/2036		115,000	152,463
Calpine Corp.
5.375%, 01/15/2023		250,000	253,750
5.500%, 02/01/2024		200,000	202,250
Comision Federal de Electricidad
4.875%, 01/15/2024 (S)		200,000	210,400
Constellation Energy Group, Inc.
5.150%, 12/01/2020		80,000	89,687
Dynegy Finance I, Inc.
6.750%, 11/01/2019 (S)		325,000	340,031
Eastern Power Networks PLC
5.750%, 03/08/2024	GBP	30,000	56,812
Electricite de France SA
1.150%, 01/20/2017 (S)		$230,000	230,397
Empresas Publicas de Medellin ESP
7.625%, 09/10/2024	COP	153,000,000	60,729
Enable Oklahoma Intrastate Transmission LLC
6.250%, 03/15/2020 (S)		$70,000	79,149
Enel Finance International NV
5.625%, 08/14/2024	GBP	50,000	93,711
Enel SpA (5.000% to 01/15/2020, then 5 Year Euro Swap Rate + 3.648%)
01/15/2075	EUR	100,000	123,319
Energy Future Intermediate Holding Company LLC
10.000%, 12/01/2020		$975,000	95,063
11.750%, 03/01/2022 (H) (S)		725,000	870,000
ESB Finance, Ltd.
6.500%, 03/05/2020	GBP	50,000	92,022
Eskom Holdings SOC, Ltd.
6.750%, 08/06/2023		$200,000	206,350
Exelon Generation Company LLC
2.950%, 01/15/2020		260,000	262,311
6.250%, 10/01/2039		335,000	412,449
FirstEnergy Corp.
2.750%, 03/15/2018		180,000	183,471
4.250%, 03/15/2023		370,000	389,566

The accompanying notes are an integral part of the financial statements.	145

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
FirstEnergy Transmission LLC
4.350%, 01/15/2025 (S)		$195,000	$205,403
Florida Gas Transmission Company LLC
4.000%, 07/15/2015 (S)		75,000	75,812
GDF Suez
6.125%, 02/11/2021	GBP	50,000	94,563
GenOn Energy, Inc.
9.500%, 10/15/2018		$525,000	540,094
Infinis PLC
7.000%, 02/15/2019 (S)	GBP	200,000	328,068
IPALCO Enterprises, Inc.
5.000%, 05/01/2018		$85,000	90,738
Israel Electric Corp., Ltd.
6.875%, 06/21/2023 (S)		250,000	292,825
7.250%, 01/15/2019		200,000	227,500
Korea Hydro & Nuclear Power
Company, Ltd.
3.125%, 09/16/2015 (S)		200,000	202,174
Monongahela Power Company
5.700%, 03/15/2017 (S)		25,000	26,997
NextEra Energy Capital Holdings, Inc.
1.200%, 06/01/2015		70,000	70,092
NiSource Finance Corp.
10.750%, 03/15/2016		115,000	125,041
NRG Energy, Inc.
6.250%, 07/15/2022 to 05/01/2024		525,000	543,375
6.625%, 03/15/2023		350,000	367,500
NRG Yield Operating LLC
5.375%, 08/15/2024 (S)		275,000	290,125
NTPC, Ltd
4.375%, 11/26/2024		320,000	331,613
Pennsylvania Electric Company
6.150%, 10/01/2038		240,000	291,817
Perusahaan Gas Negara Persero Tbk PT
5.125%, 05/16/2024 (S)		745,000	795,288
Perusahaan Listrik Negara PT
5.250%, 10/24/2042		200,000	194,000
5.500%, 11/22/2021		400,000	436,500
PPL Capital Funding, Inc.
1.900%, 06/01/2018		55,000	54,938
PPL WEM Holdings PLC
3.900%, 05/01/2016 (S)		340,000	350,139
Public Service Company of Oklahoma
5.150%, 12/01/2019		35,000	39,400
RWE Finance BV
6.500%, 04/20/2021	GBP	20,000	37,861
Scottish Power UK PLC
8.375%, 02/20/2017		20,000	34,972
Severn Trent Utilities Finance PLC
6.125%, 02/26/2024		20,000	39,073
Zhejiang Energy Group Hong Kong, Ltd.
2.300%, 09/30/2017		$200,000	198,252
			10,688,090
TOTAL CORPORATE BONDS (Cost $309,609,528)			$312,094,035

CONVERTIBLE BONDS - 0.1%
Consumer discretionary - 0.1%
Central European Media Enterprises, Ltd.
5.000%, 11/15/2015		600,000	594,000

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
CONVERTIBLE BONDS (continued)
Energy - 0.0%
Alpha Natural Resources, Inc.
3.750%, 12/15/2017	$75,000	$27,188
TOTAL CONVERTIBLE BONDS (Cost $645,049)		$621,188

MUNICIPAL BONDS - 0.5%
Chicago Metropolitan Water Reclamation
District (Illinois)
5.720%, 12/01/2038	165,000	210,299
City of Chicago (Illinois)
6.395%, 01/01/2040	150,000	201,320
City of New York (New York)
6.271%, 12/01/2037	115,000	155,513
Commonwealth of Massachusetts
4.500%, 08/01/2031	190,000	214,428
Commonwealth of Puerto Rico, Series A
8.000%, 07/01/2035	870,000	725,380
Denver City & County School District
No. 1 (Colorado)
4.242%, 12/15/2037	130,000	135,238
District of Columbia
5.591%, 12/01/2034	40,000	49,626
East Bay Municipal Utility District
(California)
5.874%, 06/01/2040	135,000	181,462
Florida Hurricane Catastrophe Fund
Finance Corp., Series A
1.298%, 07/01/2016	475,000	477,584
2.995%, 07/01/2020	265,000	270,252
Government Development Bank for
Puerto Rico
3.800%, 08/01/2015	150,000	138,074
5.000%, 12/01/2015	310,000	299,066
Guam Power Authority
7.500%, 10/01/2015	40,000	40,292
JobsOhio Beverage System
4.532%, 01/01/2035	125,000	138,610
Los Angeles Department of Airports
(California)
7.053%, 05/15/2040	185,000	261,557
Maryland State Transportation Authority
5.888%, 07/01/2043	125,000	166,480
Metropolitan Transportation Authority
(New York)
7.336%, 11/15/2039	55,000	85,099
New York City Municipal Water Finance
Authority (New York)
5.952%, 06/15/2042	95,000	128,514
Philadelphia Authority for Industrial
Development (Pennsylvania)
3.964%, 04/15/2026	265,000	270,191
Port Authority of New York & New Jersey
4.458%, 10/01/2062	340,000	371,110
South Carolina State Public Service
Authority
4.322%, 12/01/2027	260,000	284,801
State of Oregon
5.892%, 06/01/2027	60,000	75,004
University of California
0.671%, 07/01/2041 (P)	85,000	85,008
Virginia Commonwealth Transportation
Board
5.350%, 05/15/2035	35,000	42,112
TOTAL MUNICIPAL BONDS (Cost $4,641,511)		$5,007,020

The accompanying notes are an integral part of the financial statements.	146

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) - 3.8%
Consumer discretionary - 1.7%
Academy, Ltd.
4.500%, 08/03/2018	$224,426	$223,945
Acosta Holdco, Inc.
5.000%, 09/26/2021	224,438	225,404
Advantage Sales & Marketing, Inc.
4.250%, 07/23/2021	99,750	99,180
7.500%, 07/25/2022	50,000	49,600
Altice Financing SA
TBD 02/04/2022 (T)	50,000	50,328
5.500%, 07/02/2019	324,181	326,005
Amaya Holdings BV
5.000%, 08/01/2021	249,375	247,712
CCO Safari LLC
4.250%, 09/12/2021	550,000	553,590
Chrysler Group LLC
3.500%, 05/24/2017	224,419	223,914
CityCenter Holdings LLC
4.250%, 10/16/2020	275,000	274,885
ClubCorp Club Operations, Inc.
4.500%, 07/24/2020	125,000	125,000
Creative Artists Agency LLC
5.500%, 12/17/2021	25,000	25,125
Cumulus Media Holdings, Inc.
4.250%, 12/23/2020	219,242	217,324
Delta 2 Lux Sarl
4.750%, 07/30/2021	1,152,650	1,146,886
7.750%, 07/31/2022	175,000	175,219
Dollar Tree, Inc. TBD 01/26/2022 (T)	675,000	679,701
Equinox Holdings, Inc.
5.000%, 01/31/2020	174,561	174,998
ESH Hospitality, Inc.
5.000%, 06/24/2019	275,000	276,375
Four Seasons Holdings, Inc.
3.500%, 06/27/2020	174,558	173,685
6.250%, 12/27/2020	175,000	175,438
Great Wolf Resorts, Inc.
5.750%, 08/06/2020	398,987	398,738
Hilton Worldwide Finance LLC
3.500%, 10/26/2020	232,136	231,737
iHeartCommunications, Inc.
6.922%, 01/30/2019	225,000	215,269
Interactive Data Corp.
4.750%, 05/02/2021	224,436	225,067
Intrawest Operations Group LLC
5.500%, 12/09/2020	224,433	224,714
JC Penney Corp., Inc.
6.000%, 05/22/2018	1,063,104	1,055,463
Las Vegas Sands LLC
3.250%, 12/19/2020	217,800	217,739
McGraw-Hill Global Education
Holdings LLC
5.750%, 03/22/2019	168,159	168,685
Metaldyne Performance Group, Inc.
4.250%, 10/20/2021	99,259	99,569
MGM Resorts International
3.500%, 12/20/2019	98,000	97,584
MGOC, Inc.
4.250%, 07/31/2020	273,383	274,181
NEP Broadcasting LLC
4.250%, 01/22/2020	224,436	214,617
Numericable US LLC
4.500%, 05/21/2020	100,000	100,167

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Consumer discretionary (continued)
Party City Holdings, Inc.
4.000%, 07/27/2019	$99,748	$99,000
Peninsula Gaming LLC
4.250%, 11/20/2017	219,768	219,109
PetSmart, Inc. TBD 02/18/2022 (T)	400,000	402,667
PF Chang’s China Bistro, Inc.
4.250%, 07/02/2019	692,821	671,170
Pilot Travel Centers LLC
4.250%, 10/01/2021	223,875	224,994
Playa Resorts Holding BV
4.000%, 08/09/2019	25,000	24,844
Restaurant Brands International, Inc.
4.500%, 12/12/2021	900,000	903,250
Station Casinos LLC
4.250%, 03/02/2020	816,681	814,785
TI Group Automotive Systems LLC
4.250%, 07/02/2021	274,311	273,968
Travelport Finance Luxembourg Sarl
6.000%, 09/02/2021	174,563	175,529
Tribune Media Company
4.000%, 12/27/2020	225,000	224,813
Univision Communications, Inc.
4.000%, 03/01/2020	1,448,500	1,444,161
Village Roadshow, Ltd.
5.750%, 11/21/2017	33,050	32,720
Virgin Media Investment Holdings, Ltd.
3.500%, 06/07/2020	225,000	224,438
Weight Watchers International, Inc.
4.000%, 04/02/2020	818,946	427,899
WideOpenWest Finance LLC
4.750%, 04/01/2019	224,429	224,429
World Endurance Holdings
5.250%, 06/26/2021	99,749	99,251
Yankee Cable Acquisition LLC
4.500%, 03/01/2020	222,964	223,243
		15,678,114
Consumer staples - 0.1%
HJ Heinz Company
3.500%, 06/05/2020	346,636	346,925
Prestige Brands, Inc.
4.500%, 09/03/2021	165,141	165,017
Rite Aid Corp.
5.750%, 08/21/2020	325,000	327,167
Sprouts Farmers Markets Holdings LLC
4.000%, 04/23/2020	99,330	99,123
		938,232
Energy - 0.2%
EMG Utica LLC
4.750%, 03/27/2020	225,000	205,594
ExGen Renewables I LLC
5.250%, 02/08/2021	550,000	552,750
Foresight Energy LLC
5.500%, 08/19/2020	158,500	150,575
MEG Energy Corp.
3.750%, 03/31/2020	122,476	117,760
Philadelphia Energy Solutions Refining
and Marketing LLC
6.250%, 04/04/2018	345,157	324,448
TGGT Holdings LLC
6.500%, 11/15/2018	233,182	215,693

The accompanying notes are an integral part of the financial statements.	147

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Energy (continued)
TPF II Power LLC
5.500%, 10/02/2021	$175,000	$176,094
		1,742,914
Financials - 0.5%
Alliant Holdings I, Inc.
5.000%, 12/20/2019	269,956	268,775
Asurion LLC
5.000%, 05/24/2019	1,186,542	1,187,201
8.500%, 03/03/2021	800,000	804,334
Capital Automotive LP
4.000%, 04/10/2019	174,533	174,642
6.000%, 04/30/2020	175,000	176,313
CeramTec Acquisition Corp.
4.250%, 08/30/2020	6,932	6,915
Diamond US Holding LLC
4.750%, 12/17/2021	50,000	49,625
Gardner Denver, Inc.
4.250%, 07/30/2020	197,500	189,600
HUB International, Ltd.
4.250%, 10/02/2020	50,000	49,375
Onex Wizard Acquisition Company II
SCA TBD 01/14/2022 (T)	425,000	427,391
Presidio, Inc.
6.250%, 02/02/2022	50,000	49,146
Sedgwick, Inc.
3.750%, 03/01/2021	174,560	172,269
Terra-Gen Finance Company LLC
5.250%, 12/09/2021	350,000	345,625
The Brickman Group, Ltd. LLC
4.000%, 12/18/2020	174,560	172,936
USI, Inc.
4.250%, 12/27/2019	174,558	172,813
		4,246,960
Health care - 0.3%
Acadia Healthcare Company, Inc.
4.250%, 02/11/2022	50,000	50,250
Amneal Pharmaceuticals LLC
5.001%, 11/01/2019	49,958	50,000
Ardent Medical Services, Inc.
6.750%, 07/02/2018	136,655	136,698
Biomet, Inc.
3.671%, 07/25/2017	181,218	180,966
CareCore National LLC
5.500%, 03/05/2021	24,937	24,968
Catalent Pharma Solutions, Inc.
4.250%, 05/20/2021	224,436	224,837
Community Health Systems, Inc.
4.250%, 01/27/2021	374,055	374,887
HCA, Inc.
3.005%, 05/01/2018	573,297	572,978
MPH Acquisition Holdings LLC
3.750%, 03/31/2021	168,137	166,816
Par Pharmaceutical Companies, Inc.
TBD 09/30/2019 (T)	50,000	49,969
Quintiles Transnational Corp.
3.750%, 06/08/2018	222,264	222,356
Surgery Center Holdings, Inc.
5.250%, 11/03/2020	175,000	173,250
US Renal Care, Inc.
4.250%, 07/03/2019	224,432	223,590

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Health care (continued)
Valeant Pharmaceuticals International, Inc.
3.500%, 08/05/2020	$325,000	$323,984
		2,775,549
Industrials - 0.2%
Allied Security Holdings LLC
4.250%, 02/12/2021	224,462	223,995
American Airlines, Inc.
4.250%, 10/10/2021	175,000	175,875
B/E Aerospace, Inc.
4.000%, 12/16/2021	50,000	50,138
CAMP International Holding Company
4.750%, 05/31/2019	174,556	174,610
CeramTec GmbH
4.250%, 08/30/2020	89,731	89,506
Ceridian HCM Holding, Inc.
4.500%, 09/15/2020	150,000	148,313
Envision Acquisition Company LLC
TBD 11/04/2020 (T)	50,000	49,891
Filtration Group, Inc.
4.500%, 11/21/2020	174,559	174,123
Husky Injection Molding Systems, Ltd.
4.250%, 06/30/2021	249,430	248,390
Navistar, Inc.
5.750%, 08/17/2017	150,000	150,750
TransUnion LLC
4.000%, 04/09/2021	174,435	173,672
		1,659,263
Information technology - 0.3%
Activision Blizzard, Inc.
3.250%, 10/12/2020	168,188	168,398
Ancestry.com, Inc.
4.500%, 12/28/2018	173,558	172,734
Avaya, Inc. TBD 03/30/2018 (T)	50,000	49,422
Dell International LLC
4.500%, 04/29/2020	321,254	322,459
First Data Corp.
4.172%, 03/24/2021	737,724	738,831
Go Daddy Operating Company LLC
4.750%, 05/13/2021	99,749	99,687
Infor US, Inc.
3.750%, 06/03/2020	224,423	222,319
Kronos, Inc.
4.500%, 10/30/2019	371,145	371,377
9.750%, 04/30/2020	224,824	229,695
Renaissance Learning, Inc.
4.500%, 04/09/2021	174,560	171,433
Riverbed Technology, Inc.
TBD 02/19/2022 (T)	75,000	75,516
Tierpoint LLC
5.250%, 11/10/2021	25,000	25,016
Vantiv LLC
3.750%, 06/13/2021	234,339	233,680
Zayo Group LLC
4.000%, 07/02/2019	174,553	174,389
		3,054,956
Materials - 0.1%
Aruba Investments, Inc.
5.250%, 02/02/2022	75,000	75,094
MacDermid, Inc.
4.750%, 06/07/2020	50,000	50,263

The accompanying notes are an integral part of the financial statements.	148

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Materials (continued)
Quikrete Holdings, Inc.
4.000%, 09/28/2020	$173,804	$172,674
Solenis International LP
4.250%, 07/31/2021	124,688	123,090
Summit Materials LLC
5.000%, 01/30/2019	225,000	225,000
Univar, Inc.
5.000%, 06/30/2017	599,417	594,838
		1,240,959
Telecommunication services - 0.2%
Intelsat Jackson Holdings SA
3.750%, 06/30/2019	663,704	658,395
IPC Corp.
6.500%, 08/06/2021	50,000	50,063
Level 3 Financing, Inc.
4.500%, 01/31/2022	700,000	702,771
Syniverse Holdings, Inc.
4.000%, 04/23/2019	175,000	171,500
Telesat Canada
3.500%, 03/28/2019	324,175	323,500
		1,906,229
Utilities - 0.2%
Chief Power Finance LLC
5.750%, 12/31/2020	125,000	125,313
Energy Future Intermediate Holding
Company LLC
4.250%, 06/19/2016	450,000	451,969
Equipower Resources Holdings LLC
4.250%, 12/21/2018	529,009	526,694
4.250%, 12/31/2019	689,504	686,272
Stonewall Gas Gathering LLC
8.750%, 01/08/2022	200,000	199,000
		1,989,248
TOTAL TERM LOANS (Cost $35,536,199)		$35,232,424

COLLATERALIZED MORTGAGE
OBLIGATIONS - 3.2%
Commercial and residential - 2.5%
Adjustable Rate Mortgage Trust,
Series 2005-8, Class 7A-31
0.411%, 11/25/2035 (P)	1,317	1,311
Alternative Loan Trust, Series 2004-33,
Class 4A1 2.434%, 12/25/2034 (P)	131,700	126,502
Banc of America
Commercial Mortgage Trust, Inc.
Series 2006-1, Class A4,
5.372%, 09/10/2045 (P)	225,000	229,257
Series 2006-2, Class A4,
5.728%, 05/10/2045 (P)	210,000	217,049
Series 2006-3, Class AM,
5.843%, 07/10/2044 (P)	300,000	309,757
Series 2006-4, Class A4,
5.634%, 07/10/2046	239,811	249,394
Series 2006-5, Class AM,
5.448%, 09/10/2047	435,000	453,519
Series 2007-4, Class AM,
5.820%, 02/10/2051 (P)	220,000	238,841
Banc of America Funding Corp.,
Series 2005-A, Class 5A1
0.473%, 02/20/2035 (P)	5,979	5,647

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America Merrill Lynch
Commercial Mortgage, Inc.
Series 2005-3, Class A4,
4.668%, 07/10/2043	$305,000	$306,400
Series 2007-5, Class A4,
5.492%, 02/10/2051	960,000	1,021,745
Banc of America Mortgage Securities
Series 2005-B, Class 2A1,
2.672%, 03/25/2035 (P)	96,921	87,519
Series 2004-A, Class 2A2,
2.680%, 02/25/2034 (P)	40,428	40,186
Series 2004-D, Class 2A2,
2.670%, 05/25/2034 (P)	19,951	19,875
Series 2004-H, Class 2A2,
2.671%, 09/25/2034 (P)	54,059	53,152
Series 2004-I, Class 3A2,
2.620%, 10/25/2034 (P)	9,028	8,964
Series 2005-J, Class 3A1,
2.706%, 11/25/2035 (P)	87,068	81,928
Bear Stearns ALT-A Trust, Series 2006-1,
Class 11A1 0.651%, 02/25/2036 (P)	160,139	131,771
Bear Stearns Commercial
Mortgage Securities
Series 2006-PW3, Class A4,
5.540%, 09/11/2041	190,487	199,129
Series 2005-PWR8, Class A4,
4.674%, 06/11/2041	159,930	160,174
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class A1,
1.242%, 05/10/2047	106,967	106,610
Series 2014-GC21, Class AS,
4.026%, 05/10/2047	615,000	657,552
Series 2015-GC27, Class A1,
1.353%, 02/10/2048	57,000	56,777
Series 2015-GC27, Class AS,
3.571%, 02/10/2048	160,000	163,369
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Series 2007-CD4,
Class AMFX 5.366%, 12/11/2049 (P)	590,000	616,895
COBALT CMBS Commercial
Mortgage Trust, Series 2007-C3,
Class AM 5.768%, 05/15/2046 (P)	150,000	161,826
Commercial Mortgage Pass
Through Certificates
Series 2005-C6, Class A5B,
5.167%, 06/10/2044 (P)	45,000	45,488
Series 2014-CR15, Class A1,
1.218%, 02/10/2047	288,298	286,940
Series 2014-CR15, Class C,
4.766%, 02/10/2047 (P)	145,000	157,081
Series 2014-CR17, Class A1,
1.275%, 05/10/2047	80,923	80,661
Series 2014-CR18, Class A1,
1.442%, 07/15/2047	73,501	73,272
Series 2014-CR20, Class A1,
1.324%, 11/10/2047	38,092	37,929
Series 2014-CR20, Class A4,
3.590%, 11/10/2047	80,000	84,466
Series 2014-LC17, Class A1,
1.381%, 10/10/2047	46,407	46,024
Series 2014-TWC, Class A,
1.021%, 02/13/2032 (P) (S)	280,000	279,228

The accompanying notes are an integral part of the financial statements.	149

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Commercial Mortgage Pass Through
Certificates (continued)
Series 2014-UBS2, Class A1,
1.298%, 03/10/2047	$70,621	$70,529
Series 2014-UBS4, Class A1,
1.309%, 08/10/2047	18,198	18,153
Series 2014-UBS5, Class A1,
1.373%, 09/10/2047	159,442	159,334
Series 2014-UBS6, Class A1,
1.445%, 12/10/2047	58,734	58,656
Series 2014-UBS6, Class A5,
3.644%, 12/10/2047	400,000	423,453
Commercial Mortgage Trust
Series 2007-GG9, Class AM,
5.475%, 03/10/2039	305,000	319,666
Series 2007-GG9, Class AMFX,
5.475%, 03/10/2039	400,000	422,880
Commerical Mortgage Pass Through
Certificates, Series 2014-CR21,
Class A3 3.528%, 12/10/2047	1,070,000	1,124,172
CSMC, Series 2014-ICE, Class A
1.050%, 04/15/2027 (P) (S)	200,000	199,242
Deutsche Alt-A Securities, Inc. Mortgage
Loan Trust, Series 2005-2, Class 1A1
0.571%, 04/25/2035 (P)	98,164	86,242
DSLA Mortgage Loan Trust
Series 2004-AR1, Class A1A,
1.013%, 09/19/2044 (P)	106,398	99,956
Series 2004-AR4, Class 2A1A,
0.533%, 01/19/2045 (P)	448,543	394,549
Fosse Master Issuer PLC
Series 2011-1A, Class A5,
1.752%, 10/18/2054 (P) (S)	167,449	169,246
Series 2012-1A, Class 3A1,
1.756%, 10/18/2054 (P) (S)	210,000	214,690
FREMF Mortgage Trust
Series 2014-K41, Class B,
3.830%, 11/25/2047 (P) (S)	190,000	189,809
Series 2015-K43, Class B,
3.863%, 02/25/2048 (P) (S)	145,000	145,757
GMAC Mortgage Corp. Loan Trust,
Series 2005-AR3, Class 5A1
4.953%, 06/19/2035 (P)	29,028	28,852
GreenPoint MTA Trust, Series 2005-AR1,
Class A1 0.651%, 06/25/2045 (P)	185,293	146,482
GS Mortgage Securities Trust
Series 2006-GG6, Class A4,
5.553%, 04/10/2038 (P)	215,000	219,296
Series 2014-GC20, Class A1,
1.343%, 04/10/2047	56,981	56,828
Series 2014-GC20, Class B,
4.529%, 04/10/2047 (P)	180,000	194,705
Series 2014-GC22, Class A1,
1.290%, 06/10/2047	77,114	76,931
Series 2014-GC24, Class A1,
1.509%, 09/10/2047	135,793	136,045
Series 2015-GC28, Class A1,
1.528%, 02/10/2048	95,000	95,017
HarborView Mortgage Loan Trust
Series 2005-2, Class 2A1A,
0.393%, 05/19/2035 (P)	53,240	44,231

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
HarborView Mortgage Loan Trust (continued)
Series 2006-9, Class 2A1A,
0.383%, 11/19/2036 (P)	$572,116	$420,051
Holmes Master Issuer PLC
Series 2012-1A, Class A2,
1.903%, 10/15/2054 (P) (S)	398,348	398,914
Series 2012-3A, Class B1,
2.453%, 10/15/2054 (P) (S)	250,000	258,499
HomeBanc Mortgage Trust
Series 2005-4, Class A1,
0.441%, 10/25/2035 (P)	155,980	138,480
Series 2005-4, Class A2,
0.501%, 10/25/2035 (P)	107,138	95,512
IndyMac INDX Mortgage Loan Trust,
Series 2005-AR18, Class 2A1B
0.951%, 10/25/2036 (P)	225,955	172,678
JPMBB Commercial
Mortgage Securities Trust
Series 2014-C19, Class A1,
1.266%, 04/15/2047	89,765	89,616
Series 2014-C19, Class AS,
4.243%, 04/15/2047 (P)	200,000	216,995
Series 2014-C21, Class A1,
1.322%, 08/15/2047	54,937	54,836
Series 2014-C22, Class A1,
1.451%, 09/15/2047	32,608	32,611
Series 2014-C23, Class A1,
1.650%, 09/15/2047	47,611	47,774
Series 2014-C24, Class A1,
1.539%, 11/15/2047	19,231	19,220
Series 2014-C25, Class A5,
3.672%, 11/15/2047	155,000	164,637
Series 2014-C26, Class A1,
1.596%, 01/15/2048	147,854	147,767
Series 2015-C27, Class A1,
1.414%, 02/15/2048	75,000	74,719
JPMorgan Alternative Loan Trust,
Series 2007-A2, Class 12A3
0.361%, 06/25/2037 (P)	70,865	66,867
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP8, Class AJ,
5.480%, 05/15/2045 (P)	75,000	78,716
Series 2007-CB18, Class A4,
5.440%, 06/12/2047	350,694	371,217
Series 2007-CB19, Class A4,
5.698%, 02/12/2049 (P)	655,000	702,806
Series 2007-CB19, Class AM,
5.698%, 02/12/2049 (P)	740,000	781,781
Series 2007-LD11, Class AM,
5.783%, 06/15/2049 (P)	80,000	83,989
Series 2007-LD12, Class A4,
5.882%, 02/15/2051 (P)	340,000	364,843
Series 2007-LD12, Class AM,
6.011%, 02/15/2051 (P)	270,000	293,772
Series 2013-C16, Class A1,
1.223%, 12/15/2046	143,173	143,380
Series 2014-C20, Class A1,
1.268%, 07/15/2047	66,308	66,157
JPMorgan Mortgage Trust,
Series 2005-ALT1, Class 1A1
0.471%, 10/25/2035 (P)	172,844	131,887

The accompanying notes are an integral part of the financial statements.	150

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
LB-UBS Commercial Mortgage Trust
Series 2004-C1, Class A4,
4.568%, 01/15/2031	$5,428	$5,527
Series 2005-C5, Class A4,
4.954%, 09/15/2030	33,294	33,376
Series 2005-C7, Class A4,
5.197%, 11/15/2030 (P)	52,993	53,350
Series 2007-C1, Class A4,
5.424%, 02/15/2040	130,779	139,039
Series 2007-C2, Class AM,
5.493%, 02/15/2040 (P)	225,000	237,744
Series 2007-C6, Class AM,
6.114%, 07/15/2040 (P)	175,000	189,598
Series 2008-C1, Class A2,
6.153%, 04/15/2041 (P)	624,287	684,874
Series 2008-C1, Class AM,
6.153%, 04/15/2041 (P)	65,000	71,720
Merrill Lynch Mortgage Investors Trust,
Series 2005-A9, Class 2A1C
2.530%, 12/25/2035 (P)	125,000	120,652
Merrill Lynch Mortgage Trust,
Series 2006-C2, Class AM
5.782%, 08/12/2043 (P)	295,000	311,824
Morgan Stanley Bank of America
Merrill Lynch Trust
Series 2014-C14, Class A1,
1.250%, 02/15/2047	65,702	65,402
Series 2014-C16, Class A1,
1.294%, 06/15/2047	59,270	58,940
Series 2014-C17, Class A1,
1.551%, 08/15/2047	46,311	46,301
Series 2014-C18, Class A1,
1.686%, 10/15/2047	71,873	72,185
Series 2014-C19, Class A1,
1.573%, 12/15/2047	97,945	98,129
Morgan Stanley Capital I Trust
Series 2006-HQ9, Class A4,
5.731%, 07/12/2044 (P)	201,888	209,701
Series 2007-IQ14, Class AM,
5.704%, 04/15/2049 (P)	105,000	109,936
Series 2007-IQ14, Class AMFX,
5.703%, 04/15/2049 (P)	340,000	356,203
Sequoia Mortgage Trust
Series 2010-H1, Class A1,
1.991%, 02/25/2040 (P)	3,279	3,251
Series 2013-6, Class A1,
2.500%, 05/25/2043 (P)	328,615	313,948
Series 2013-7, Class A2,
3.000%, 06/25/2043 (P)	162,195	159,946
STARM Mortgage Loan Trust,
Series 2007-2, Class 5A1
5.479%, 04/25/2037 (P)	92,155	83,406
Vendee Mortgage Trust, Series 1996-3,
Class 4 9.628%, 03/15/2025 (P)	1,986	2,148
WaMu Mortgage Pass
Through Certificates
Series 2005-AR11, Class A1C3,
0.681%, 08/25/2045 (P)	117,335	101,721
Series 2005-AR12, Class 2A1,
2.373%, 09/25/2035 (P)	23,982	24,233

Spectrum Income Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Commercial Mortgage Trust
Series 2014-CR21, Class A1,
1.494%, 12/10/2047	$27,805	$27,846
Series 2014-LC18, Class A1,
1.437%, 12/15/2047	126,955	126,845
Series 2015-C26, Class A1,
1.454%, 02/15/2048	70,000	69,677
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-G, Class A3,
2.606%, 06/25/2034 (P)	30,187	30,234
Series 2006-2, Class 2A1,
0.871%, 03/25/2036 (P)	106,258	86,424
Series 2003-O, Class 5A1,
2.490%, 01/25/2034 (P)	45,832	45,520
WF-RBS Commercial Mortgage Trust
Series 2011-C2, 1.283%, 05/15/2047	148,984	148,884
Series 2011-C2, 4.176%, 05/15/2047	325,000	353,028
Series 2013-C13, Class A4,
3.001%, 05/15/2045	275,000	281,284
Series 2014-C19, Class AS,
4.271%, 03/15/2047	280,000	306,158
Series 2014-C19, Class B,
4.723%, 03/15/2047 (P)	85,000	94,064
Series 2014-C21, Class A1,
1.413%, 08/15/2047	124,314	124,381
Series 2014-C22, Class A1,
1.479%, 09/15/2057	98,820	98,916
Series 2014-C23, Class A1,
1.663%, 10/15/2057	37,921	38,101
Series 2014-C24, Class A5,
3.607%, 11/15/2047	75,000	79,448
Series 2014-LC14, Class A1,
1.193%, 03/15/2047	97,362	97,075
		22,869,722
U.S. Government Agency - 0.7%
Federal Home Loan Mortgage Corp.
Series 199, Class PO,
0.548%, 08/01/2028 (Z)	1,916	1,773
Series 2014-DN3, Class M2,
2.571%, 08/25/2024 (P)	250,000	253,017
Series 2014-HQ2, Class M1,
1.621%, 09/25/2024 (P)	243,935	244,376
Series 2014-HQ2, Class M2,
2.371%, 09/25/2024 (P)	250,000	248,323
Series 2014-HQ3, Class M1,
1.821%, 10/25/2024 (P)	245,075	246,130
Series 2015-DN1, Class M2,
2.570%, 01/25/2025 (P)	250,000	253,266
Series 3153, Class UG,
0.622%, 05/15/2036 (P)	35,644	35,928
Series 3913, Class FA,
0.672%, 08/15/2041 (P)	184,602	186,225
Series 4077, Class MF,
0.672%, 07/15/2042 (P)	322,444	325,708
Series K025, Class A1,
1.875%, 04/25/2022	215,733	216,121
Series K502, Class A2,
1.426%, 08/25/2017	400,000	402,914
Series K712, Class A1,
1.369%, 05/25/2019	286,605	287,219

The accompanying notes are an integral part of the financial statements.	151

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal National Mortgage Association
Series 2006-114, Class HE,
5.500%, 12/25/2036	$110,000	$123,889
Series 2012-79, Class FM,
0.621%, 07/25/2042 (P)	110,275	110,541
Series 2014-C04, Class 1M1,
2.121%, 11/25/2024 (P)	358,819	362,169
Series 2014-C04, Class 2M1,
2.271%, 11/25/2024 (P)	186,722	188,520
Series 2015-C01, Class 1M1,
1.673%, 02/25/2025 (P)	135,000	135,271
Series 2015-C01, Class 2M1,
1.673%, 02/25/2025 (P)	75,000	75,104
Series 319, Class 2 IO,
6.500%, 02/25/2032	5,651	1,282
Government National
Mortgage Association
Series 1998-6, Class EA PO,
0.353%, 03/16/2028 (Z)	9,896	9,433
Series 2004-43, Class D,
4.994%, 03/16/2030 (P)	7,289	7,341
Series 2004-47, Class QV,
6.000%, 09/16/2020	366,881	379,933
Series 2009-116, Class DN,
4.750%, 07/16/2038	275,000	307,019
Series 2009-75, Class G,
4.500%, 07/20/2030	893	894
Series 2010-103, Class IN IO,
4.500%, 02/20/2039	157,404	8,613
Series 2010-109, Class CI IO,
4.500%, 12/20/2037	828,111	47,189
Series 2010-127, Class JI IO,
4.000%, 02/20/2039	710,180	56,420
Series 2010-127, Class PI IO,
4.000%, 05/20/2033	39,557	729
Series 2010-128, Class JC,
4.000%, 06/20/2039	60,000	65,520
Series 2010-164, Class VD,
4.000%, 12/20/2030	400,000	433,794
Series 2010-165, Class IP IO,
4.000%, 04/20/2038	2,053,310	166,610
Series 2010-42, Class PI IO,
4.500%, 09/20/2037	2,018,226	122,242
Series 2010-84, Class NI IO,
4.500%, 12/20/2036	516,258	14,872
Series 2010-87, Class HI, IO,
4.500%, 11/20/2038	1,485,528	123,652
Series 2010-92, Class PI IO,
4.500%, 11/20/2037	265,227	15,440
Series 2010-98, Class PI IO,
4.500%, 10/20/2037	236,588	12,590
Series 2011-123, Class MA,
4.000%, 07/20/2041	485,000	546,999
Series 2011-133, Class GB,
3.500%, 09/20/2041	100,000	104,912
Series 2011-2, Class HI IO,
4.000%, 12/20/2035	114,332	3,935
Series 2011-41 Class AI IO,
4.500%, 12/20/2039	418,833	39,036
Series 2011-88, Class EI IO,
4.500%, 11/20/2039	73,109	6,796

Spectrum Income Fund (continued)

	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
Series 2012-136, Class MX,
2.000%, 11/20/2042	$230,000	$200,979
Series 2013-24, Class OI IO,
4.000%, 02/20/2043	205,235	26,573
		6,399,297
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $29,373,031)		$29,269,019

ASSET BACKED SECURITIES - 3.1%
Ally Auto Receivables Trust
Series 2012-A, Class D,
3.150%, 10/15/2018 (S)	195,000	199,254
Series 2012-A, Class C,
2.400%, 11/15/2017 (S)	100,000	101,451
Series 2014-SN1, Class A3,
0.750%, 02/21/2017	160,000	159,732
Ally Master Owner Trust, Series 2012-5,
Class A
1.540%, 09/15/2019	535,000	533,516
American Express Credit
Account Master Trust
Series 2012-5, Class C,
1.070%, 05/15/2018 (S)	200,000	200,502
Series 2014-1, Class A,
0.543%, 12/15/2021 (P)	365,000	364,054
Series 2014-2, Class A,
1.260%, 01/15/2020	195,000	195,066
AmeriCredit
Automobile Receivables Trust
Series 2011-1, Class C,
2.850%, 08/08/2016	13,526	13,546
Series 2012-1, Class B,
1.730%, 02/08/2017	26,922	26,948
Series 2012-1, Class C,
2.670%, 01/08/2018	30,000	30,311
Series 2012-5, Class C,
1.690%, 11/08/2018	100,000	100,379
Series 2013-5, Class B,
1.520%, 01/08/2019	140,000	140,258
Series 2014-2, Class B,
1.600%, 07/08/2019	130,000	129,633
Series 2015-1, Class A3,
1.260%, 11/08/2019	220,000	219,469
Series 2012-4, Class C,
1.930%, 08/08/2018	140,000	140,913
ARI Fleet Lease Trust, Series 2014-A,
Class A2
0.810%, 11/15/2022 (S)	196,370	196,326
Ascentium Equipment Receivables Trust
Series 2015-1A, Class A2,
1.150%, 07/10/2017 (S)	80,000	79,999
Series 2015-1A, Class A3,
1.610%, 10/13/2020 (S)	114,000	113,998
Avis Budget Rental Car
Funding AESOP LLC
Series 2013-1A, Class A,
1.920%, 09/20/2019 (S)	410,000	408,228
Series 2013-2A, Class A,
2.970%, 02/20/2020 (S)	300,000	307,255

The accompanying notes are an integral part of the financial statements.	152

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Avis Budget Rental Car Funding
AESOP LLC (continued)
Series 2014-1A, Class A,
2.460%, 07/20/2020 (S)	$585,000	$587,223
BA Credit Card Trust, Series 2014-A2,
Class A
0.443%, 09/16/2019 (P)	475,000	474,800
BankBoston Home Equity Loan Trust,
Series 1998-2, Class A6
6.640%, 12/25/2028 (P)	11,856	11,877
Barclays Dryrock Issuance Trust,
Series 2014-2, Class A
0.513%, 03/16/2020 (P)	215,000	214,815
Cabela’s Master Credit Card Trust,
Series 2014-1, Class A
0.523%, 03/16/2020 (P)	75,000	74,993
Capital Auto Receivables Asset Trust
Series 2013-1, Class B,
1.290%, 04/20/2018	30,000	29,972
Series 2013-1, Class C,
1.740%, 10/22/2018	30,000	30,097
Series 2013-2, Class A3,
1.240%, 10/20/2017	175,000	175,583
Series 2013-4, Class A3,
1.090%, 03/20/2018	840,000	839,485
Series 2014-1, Class A3,
1.320%, 06/20/2018	135,000	135,425
Series 2014-1, Class B,
2.220%, 01/22/2019	40,000	40,491
Series 2014-1, Class C,
2.840%, 04/22/2019	55,000	55,688
Series 2014-2, Class A3,
1.260%, 05/21/2018	270,000	270,710
Series 2014-2, Class B,
2.030%, 12/20/2018	85,000	85,549
Series 2014-2, Class C,
2.410%, 05/20/2019	75,000	75,137
Series 2014-3, Class A3,
1.480%, 11/20/2018	115,000	114,782
CarMax Auto Owner Trust
Series 2012-3, Class D,
2.290%, 04/15/2019	150,000	151,971
Series 2014-1, Class B,
1.690%, 08/15/2019	20,000	19,936
Series 2014-1, Class C,
1.930%, 11/15/2019	30,000	29,894
Series 2014-1, Class D,
2.430%, 08/17/2020	295,000	291,533
Series 2015-1, Class A3,
1.380%, 11/15/2019	75,000	75,060
CCG Receivables Trust, Series 2014-1,
Class A2
1.060%, 11/15/2021 (S)	385,006	385,107
Chase Funding Trust
Series 2002-2, Class 1M1,
5.599%, 09/25/2031	10,331	10,155
Series 2002-4, Class 2A1,
0.911%, 10/25/2032 (P)	5,117	4,739
Chase Issuance Trust
Series 2013-A8, Class A8,
1.010%, 10/15/2018	455,000	455,440
Series 2014-A5, Class A5,
0.543%, 04/15/2021 (P)	370,000	368,990

Spectrum Income Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Citibank Credit Card Issuance Trust
Series 2013-A6, Class A6,
1.320%, 09/07/2018	$150,000	$150,908
Series 2014-A2, Class A2,
1.020%, 02/22/2019	310,000	309,810
CKE Restaurant Holdings, Inc.,
Series 2013-1A, Class A2
4.474%, 03/20/2043 (S)	335,944	344,564
CNH Equipment Trust
Series 2012-D, Class B,
1.270%, 05/15/2020	290,000	290,177
Series 2013-C, Class A3,
1.020%, 08/15/2018	140,000	140,286
Series 2014-A, Class A3,
0.840%, 05/15/2019	135,000	134,890
Series 2014-C, Class A3,
1.050%, 11/15/2019	135,000	134,628
Countrywide Asset-Backed Certificates,
Series 2004-BC1, Class M2
1.776%, 01/25/2034 (P)	74,237	69,433
DB Master Finance LLC
Series 2015-1A, Class A2I,
3.262%, 02/20/2045 (S)	490,000	491,209
Series 2015-1A, Class A2II,
3.980%, 02/20/2045 (S)	190,000	191,077
Diamond Resorts Owner Trust
Series 2013-2, Class A,
2.270%, 05/20/2026 (S)	275,210	276,599
Series 2014-1, Class A,
2.540%, 05/20/2027 (S)	517,415	518,096
Discover Card Execution Note Trust,
Series 2014-A5, Class A
1.390%, 04/15/2020	250,000	249,931
Dominos Pizza Master Issuer LLC,
Series 2012-1A, Class A2
5.216%, 01/25/2042 (S)	458,969	480,283
Elara HGV Timeshare Issuer,
Series 2014-A, Class A
2.530%, 02/25/2027 (S)	276,240	274,788
Enterprise Fleet Financing LLC
Series 2013-2, Class A2,
1.060%, 03/20/2019 (S)	192,971	193,305
Series 2014-2, Class A2,
1.050%, 03/20/2020 (S)	435,000	434,784
Series 2015-1, Class A2,
1.300%, 09/20/2020 (S)	805,000	804,866
Exeter Automobile Receivables Trust,
Series 2014-2A, Class A
1.060%, 08/15/2018 (S)	99,041	98,667
Ford Credit Auto Lease Trust
Series 2012-B, Class B,
1.100%, 12/15/2015 (S)	188,906	188,981
Series 2012-B, Class C,
1.500%, 03/15/2017 (S)	200,000	200,255
Series 2013-B, Class B,
1.230%, 11/15/2016	115,000	114,846
Series 2013-B, Class C,
1.510%, 08/15/2017	80,000	80,232
Series 2014-B, Class A4,
1.100%, 11/15/2017	105,000	105,255
Ford Credit Auto Owner Trust
Series 2014-1, Class A,
2.260%, 11/15/2025 (S)	225,000	227,445

The accompanying notes are an integral part of the financial statements.	153

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Ford Credit Auto Owner Trust (continued)
Series 2014-C, Class A3,
1.060%, 05/15/2019	$135,000	$135,172
Series 2014-C, Class A4,
1.560%, 02/15/2020	95,000	95,096
Ford Credit Floorplan Master
Owner Trust, Series 2014-4, Class A1
1.400%, 08/15/2019	155,000	154,970
GE Capital Credit Card Master Note Trust
Series 2010-1, Class C,
5.750%, 03/15/2018 (S)	200,000	200,507
Series 2011-2, Class A,
0.653%, 05/15/2019 (P)	190,000	190,248
GE Dealer Floorplan Master Note Trust
Series 2013-1, Class A,
0.573%, 04/20/2018 (P)	205,000	205,024
Series 2014-1, Class A,
0.553%, 07/20/2019 (P)	205,000	204,566
Series 2014-2, Class A,
0.623%, 10/20/2019 (P)	185,000	184,862
GE Equipment Small Ticket LLC
Series 2013-1A, Class A3,
1.020%, 02/24/2017 (S)	300,000	300,126
Series 2014-1A, Class A3,
0.950%, 09/25/2017 (S)	285,000	284,367
GE Equipment Transportation LLC
Series 2014-1, Class A4,
1.480%, 08/23/2022	75,000	75,076
Series 2015-1, Class A3,
1.280%, 02/25/2019	40,000	39,994
GreatAmerica Leasing Receivables
Series 2014-1, Class A3,
0.890%, 07/15/2017 (S)	165,000	164,763
Series 2014-1, Class A4,
1.470%, 08/15/2020 (S)	135,000	134,815
GSAA Home Equity Trust
Series 2005-11, Class 2A1,
0.451%, 10/25/2035 (P)	53,517	49,462
Series 2005-14, Class 2A3,
0.521%, 12/25/2035 (P)	77,883	65,183
Series 2005-MTR1, Class A4,
0.541%, 10/25/2035 (P)	343,367	328,986
Series 2007-7, Class 2A1,
0.220%, 07/25/2037 (P)	229,708	201,304
GSAA Trust, Series 2005-8, Class A3
0.601%, 06/25/2035 (P)	212,164	199,218
Hilton Grand Vacations Trust,
Series 2014-AA, Class A
1.770%, 11/25/2026 (S)	419,188	412,634
Honda Auto Receivables Owner Trust
Series 2013-4, Class A4,
1.040%, 02/18/2020	125,000	125,016
Series 2014-4, Class A3,
0.990%, 09/17/2018	115,000	114,913
Series 2014-4, Class A4,
1.460%, 10/15/2020	75,000	75,068
Huntington Auto Trust, Series 2011-1A,
Class C
2.530%, 03/15/2017 (S)	175,000	176,251
Hyundai Auto Lease Securitization Trust,
Series 2014-B, Class A4
1.260%, 09/17/2018 (S)	135,000	135,329

Spectrum Income Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Hyundai Auto Receivables Trust
Series 2011-B, Class D,
3.510%, 11/15/2017	$130,000	$132,466
Series 2013-A, Class A4,
0.750%, 09/17/2018	175,000	174,656
Series 2015-A, Class A3,
1.050%, 04/15/2019	90,000	89,724
Invitation Homes Trust
Series 2013-SFR1, Class A,
1.400%, 12/17/2030 (P) (S)	102,894	102,411
Series 2014-SFR1, Class A,
1.173%, 06/17/2031 (P) (S)	260,000	256,660
Kubota Credit Owner Trust
Series 2014-1A, Class A2,
0.580%, 02/15/2017 (S)	157,524	157,407
Series 2014-1A, Class A4,
1.670%, 07/15/2020 (S)	540,000	540,301
MMAF Equipment Finance LLC,
Series 2014-AA, Class A3
0.870%, 01/08/2019 (S)	345,000	344,182
Motor PLC
Series 2013-1A, Classs A1,
0.671%, 02/25/2021 (P) (S)	47,917	47,932
Series 2014-1A, Class A1,
0.651%, 08/25/2021 (P) (S)	142,867	142,975
MVW Owner Trust
Series 2013-1A, Class A,
2.150%, 04/22/2030 (S)	129,106	129,476
Series 2014-1A, Class A,
2.250%, 09/20/2031 (S)	185,528	183,863
Navistar Financial Dealer
Note Master Trust, Series 2013-2,
Class A
0.851%, 09/25/2018 (P) (S)	140,000	140,122
Nissan Auto Receivables Owner Trust
Series 2013-C, Class A3,
0.670%, 08/15/2018	220,000	219,656
Series 2014-A, Class A3,
0.720%, 08/15/2018	235,000	234,700
Series 2014-B, Class A3,
1.110%, 05/15/2019	45,000	44,991
Nissan Master
Owner Trust Receivables Trust,
Series 2015-A, Class A2
1.440%, 01/15/2020	120,000	119,580
Nordstrom Credit Card Master
Note Trust II, Series 2011-1A, Class A
2.280%, 11/15/2019 (S)	470,000	478,100
Residential Asset Mortgage Products, Inc.,
Series 2003-RZ2, Class A1
4.100%, 04/25/2033 (P)	7,727	7,504
Sierra Timeshare
Receivables Funding LLC
Series 2013-1A, Class A,
1.590%, 11/20/2029 (S)	126,166	125,859
Series 2013-2A, Class A,
2.280%, 11/20/2025 (S)	153,418	154,584
Series 2013-3A, Class A,
2.200%, 10/20/2030 (S)	197,190	196,504
Series 2014-1A, Class A,
2.070%, 03/20/2030 (S)	338,848	340,373
Series 2014-2A, Class A,
2.050%, 06/20/2031 (S)	90,659	91,006

The accompanying notes are an integral part of the financial statements.	154

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Sierra Timeshare Receivables
Funding LLC (continued)
Series 2014-3A, Class A,
2.300%, 10/20/2031 (S)	$459,723	$461,295
SLM Student Loan Trust, Series 2008-4,
Class A2
1.306%, 07/25/2016 (P)	19,377	19,410
SMART Trust
Series 2012-2USA, Class A4A,
2.060%, 03/14/2018 (S)	480,000	483,444
Series 2012-4US, Class A3A,
0.970%, 03/14/2017	140,813	140,855
Series 2012-4US, Class A4A,
1.250%, 08/14/2018	190,000	189,376
Series 2013-1US, Class A3A,
0.840%, 09/14/2016	49,680	49,704
Series 2013-1US, Class A4A,
1.050%, 10/14/2018	105,000	104,681
Series 2013-2US, Class A4A,
1.180%, 02/14/2019	235,000	233,379
Series 2014-1US, Class A3A,
0.950%, 02/14/2018	225,000	224,379
Synchrony Credit Card Master Note Trust
Series 2012-2, Class A,
2.220%, 01/15/2022	480,000	482,357
Series 2013-1, Class B,
1.690%, 03/15/2021	630,000	627,043
Series 2014-1, Class A,
1.610%, 11/15/2020	210,000	209,993
Series 2014-1, Class B,
1.810%, 11/15/2020	225,000	225,329
Series 2014-1, Class C,
1.910%, 11/15/2020	105,000	105,140
Terwin Mortgage Trust,
Series 2005-14HE, Class AF2
4.849%, 08/25/2036 (P)	30,656	31,558
Utility Debt Securitization Authority,
Series 2013-T, Class T1
2.042%, 06/15/2021	170,000	171,964
Volkswagen Auto Lease Trust,
Series 2014-A, Class A3
0.800%, 04/20/2017	140,000	139,908
Volkswagen Auto Loan Enhanced Trust,
Series 2014-2, Class A4
1.390%, 05/20/2021	250,000	248,944
Volvo Financial Equipment LLC,
Series 2014-1A, Class A3
0.820%, 04/16/2018 (S)	105,000	104,668
Wheels SPV LLC
Series 2012-1, Class A2,
1.190%, 03/20/2021 (S)	1,505	1,506
Series 2014-1A, Class A2,
0.840%, 03/20/2023 (S)	200,000	200,147
Series 2014-1A, Class A3,
1.460%, 03/20/2023 (S)	200,000	199,765
World Omni Auto Receivables Trust,
Series 2015-A, Class A3
1.340%, 05/15/2020	45,000	45,000
World Omni Automobile Lease
Securitization Trust, Series 2014-A,
Class A4
1.370%, 01/15/2020	85,000	85,261
TOTAL ASSET BACKED SECURITIES (Cost $28,605,853)		$28,668,693

Spectrum Income Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS - 12.3%
Consumer discretionary - 1.6%
Altice SA (I)	2,822	$281,012
Cablevision Systems Corp., Class A	30,100	565,278
Carnival Corp.	25,000	1,099,750
Coach, Inc.	8,300	361,465
Comcast Corp., Class A	10,200	605,676
Ford Motor Company	40,300	658,502
General Motors Company	23,699	884,210
Genuine Parts Company	7,900	759,032
Johnson Controls, Inc.	16,200	823,122
Kohl’s Corp.	21,200	1,564,560
Las Vegas Sands Corp.	4,000	227,600
Liberty Global PLC, Series C (I)	2,100	109,557
Macy’s, Inc.	14,900	949,428
Mattel, Inc.	42,000	1,105,440
McDonald’s Corp.	7,100	702,190
News Corp., Class A (I)	25,200	435,330
Pearson PLC	17,667	386,524
Staples, Inc.	57,000	955,605
The Madison Square
Garden, Inc., Class A (I)	1,525	119,484
The New York Times Company, Class A	26,500	370,735
The Walt Disney Company	6,900	718,152
Tiffany & Company	900	79,398
Time Warner, Inc.	18,233	1,492,553
Viacom, Inc., Class B	1,000	69,940
		15,324,543
Consumer staples - 0.5%
Archer-Daniels-Midland Company	25,700	1,230,516
Avon Products, Inc.	43,600	371,036
Campbell Soup Company	13,000	605,670
ConAgra Foods, Inc.	4,300	150,414
Kellogg Company	3,200	206,336
McCormick & Company, Inc.	6,700	505,046
PepsiCo, Inc.	10,100	999,698
The Clorox Company	9,500	1,032,080
		5,100,796
Energy - 1.6%
Anadarko Petroleum Corp.	8,700	732,801
Apache Corp.	28,000	1,843,520
BP PLC, ADR	14,300	592,592
Chevron Corp.	20,000	2,133,600
ConocoPhillips	6,600	430,320
CONSOL Energy, Inc.	24,800	798,560
Continental Resources, Inc. (I)	5,100	226,899
Diamond Offshore Drilling, Inc. (L)	15,100	459,493
Exxon Mobil Corp.	22,600	2,001,004
Hess Corp.	20,900	1,569,172
Murphy Oil Corp.	19,900	1,012,711
Royal Dutch Shell PLC, ADR, Class A	23,300	1,523,121
Schlumberger, Ltd.	9,400	791,104
Talisman Energy, Inc.	58,400	454,352
		14,569,249
Financials - 2.4%
American Express Company	13,600	1,109,624
Bank of America Corp.	119,785	1,893,801
Digital Realty Trust, Inc.	8,100	537,678
JPMorgan Chase & Co.	51,800	3,174,304
Loews Corp.	21,200	869,412
Marsh & McLennan Companies, Inc.	30,500	1,735,145
MetLife, Inc.	17,100	869,193
Northern Trust Corp.	18,100	1,263,923

The accompanying notes are an integral part of the financial statements.	155

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Financials (continued)
Rayonier, Inc.	16,100	$441,301
Regions Financial Corp.	42,700	410,347
Sun Life Financial, Inc.	13,600	419,152
SunTrust Banks, Inc.	30,500	1,250,500
The Bank of New York Mellon Corp.	1,000	39,140
The Chubb Corp.	6,000	602,700
The PNC Financial Services Group, Inc.	20,000	1,839,200
U.S. Bancorp	48,400	2,159,124
Wells Fargo & Company	47,400	2,597,046
Weyerhaeuser Company	27,889	979,183
Willis Group Holdings PLC	8,100	386,532
		22,577,305
Health care - 0.9%
Bristol-Myers Squibb Company	23,400	1,425,528
GlaxoSmithKline PLC	25,374	601,651
Johnson & Johnson	18,500	1,896,435
Merck & Company, Inc.	26,500	1,551,310
Pfizer, Inc.	50,906	1,747,094
Quest Diagnostics, Inc.	12,200	855,708
		8,077,726
Industrials - 1.8%
Deere & Company	10,300	933,180
Eaton Corp. PLC	8,968	636,818
Emerson Electric Company	20,300	1,175,776
Flowserve Corp.	8,100	503,253
General Electric Company	126,300	3,282,537
Honeywell International, Inc.	13,200	1,356,696
Illinois Tool Works, Inc.	20,300	2,006,858
Joy Global, Inc.	13,000	576,160
Masco Corp.	28,900	756,891
Stanley Black & Decker, Inc.	10,800	1,062,072
The Boeing Company	10,200	1,538,670
United Parcel Service, Inc., Class B	12,500	1,271,625
USG Corp. (I)	15,600	439,764
Xylem, Inc.	21,100	753,270
		16,293,570
Information technology - 1.5%
Analog Devices, Inc.	14,600	854,684
Apple, Inc.	3,000	385,380
Applied Materials, Inc.	50,300	1,260,015
CA, Inc.	12,100	393,492
Cisco Systems, Inc.	43,100	1,271,881
Computer Sciences Corp.	8,400	595,728
Corning, Inc.	48,200	1,176,080
Dell, Inc. (I)	93,900	1,394,349
Harris Corp.	16,300	1,266,184
IBM Corp.	6,300	1,020,222
Microsoft Corp.	24,900	1,091,865
Motorola Solutions, Inc.	3,000	203,820
QUALCOMM, Inc.	18,100	1,312,431
Texas Instruments, Inc.	18,600	1,093,680
The Western Union Company	27,000	527,040
		13,846,851
Materials - 0.7%
E.I. du Pont de Nemours & Company	10,700	832,995
International Paper Company	29,600	1,669,736
MeadWestvaco Corp.	14,000	742,840
Newmont Mining Corp.	23,800	626,654
Nucor Corp.	20,500	964,115
Potash Corp. of Saskatchewan, Inc.	15,400	552,860

Spectrum Income Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Materials (continued)
Vulcan Materials Company	13,700	$1,137,100
		6,526,300
Telecommunication services - 0.5%
AT&T, Inc.	49,035	1,694,650
CenturyLink, Inc.	17,975	680,534
T-Mobile US, Inc. (I)	5,700	188,271
Telefonica SA	35,991	559,127
Verizon Communications, Inc.	3,991	197,135
Verizon Communications, Inc.	20,400	1,008,780
Vodafone Group PLC	72,809	252,015
		4,580,512
Utilities - 0.8%
AES Corp.	30,500	395,585
Duke Energy Corp.	18,743	1,472,263
Entergy Corp.	16,000	1,272,160
Exelon Corp.	28,300	959,936
FirstEnergy Corp.	21,300	745,074
NiSource, Inc.	37,000	1,587,670
Xcel Energy, Inc.	23,800	839,664
		7,272,352
TOTAL COMMON STOCKS (Cost $84,496,058)		$114,169,204

PREFERRED SECURITIES - 0.2%
Energy - 0.0%
Penn Virginia Corp., 6.000% (S)	2,126	139,523
Financials - 0.2%
Ally Financial, Inc., 7.000% (S)	1,050	1,052,789
American Tower Corp., 5.250%	1,249	131,832
American Tower Corp., 5.500%	883	89,404
Crown Castle International Corp., 4.500%	2,250	239,625
		1,513,650
Health care - 0.0%
Actavis PLC, 5.500%	269	275,994
Telecommunication services - 0.0%
T-Mobile US, Inc., 5.500%	1,088	65,715
TOTAL PREFERRED SECURITIES (Cost $1,888,155)		$1,994,882

PURCHASED OPTIONS - 0.0%
Call options - 0.0%
Over the Counter on the IDR vs. USD
(Expiration Date: 03/04/2015; Strike
Price: $12,555.00; Counterparty:
Citigroup Global Markets) (I)	175,000	6,802
Over the Counter on the MXN vs. USD
(Expiration Date: 03/03/2015; Strike
Price: $14.50; Counterparty: Citigroup
Global Markets) (I)	175,000	4,971
		11,773
TOTAL PURCHASED OPTIONS (Cost $4,901)		$11,773

SECURITIES LENDING COLLATERAL - 0.0%
John Hancock
Collateral Trust, 0.0869% (W) (Y)	42,753	427,756
TOTAL SECURITIES LENDING
COLLATERAL (Cost $427,761)		$427,756

The accompanying notes are an integral part of the financial statements.	156

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Spectrum Income Fund (continued)

		Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS - 4.9%
Foreign government - 0.3%
Government of Canada 0.902%,
04/23/2015 *	CAD	850,000	$679,361
Government of United Kingdom 0.433%,
07/27/2015 *	GBP	1,400,000	2,157,256
			2,836,617
U.S. Government - 0.0%
U.S. Treasury Bill 0.155%, 10/15/2015 *		$300,000	299,830
Money market funds - 4.3%
T. Rowe Price Reserve Investment
Fund, 0.0586% (Y)		39,784,245	39,784,245
Repurchase agreement - 0.3%
Repurchase Agreement with State
Street Corp. dated 02/27/2015 at
0.000% to be repurchased at $2,174,164
on 03/02/2015, collateralized by
$2,238,600 U.S. Treasury Notes,
1.125% - 1.500% due 08/31/2018 to
05/31/2019 (valued at $2,219,738,
including interest)		$2,174,164	$2,174,164
TOTAL SHORT-TERM INVESTMENTS (Cost $45,063,573)			$45,094,856
Total Investments (Spectrum Income Fund)
(Cost $895,181,527) - 100.1%			$925,479,081
Other assets and liabilities, net - (0.1%)			(1,130,751)
TOTAL NET ASSETS - 100.0%			$924,348,330
SALE COMMITMENTS OUTSTANDING - (0.2)%
U.S. Government Agency - (0.2)%
Federal National Mortgage Association
3.000%, (C)		(2,050,000)	(2,146,414)
TOTAL SALE COMMITMENTS
OUTSTANDING (Cost $(2,110,056))			$(2,146,414)

Strategic Equity Allocation Fund

	Shares or Principal Amount	Value
COMMON STOCKS - 96.2%
Consumer discretionary - 12.2%
Auto components - 0.7%
Aisin Seiki Company, Ltd.	28,700	$1,058,060
American Axle &
Manufacturing Holdings, Inc. (I)	8,356	208,232
BorgWarner, Inc.	43,463	2,671,236
Bridgestone Corp.	97,700	3,747,857
Cheng Shin Rubber Industry Company, Ltd.	162,516	391,553
Cie Generale des Etablissements Michelin	16,194	1,554,727
Continental AG	11,042	2,635,215
Cooper Tire & Rubber Company	7,083	269,579
Cooper-Standard Holding, Inc. (I)	1,607	87,115
Dana Holding Corp.	61,184	1,336,870
Delphi Automotive PLC	56,560	4,459,190
Denso Corp.	73,100	3,438,653
Dorman Products, Inc. (I)(L)	3,396	149,798
Drew Industries, Inc.	2,922	172,369
Federal-Mogul Holdings Corp. (I)	3,632	47,470
Fox Factory Holding Corp. (I)	1,434	21,367
Fuel Systems Solutions, Inc. (I)	2,126	23,046

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Auto components (continued)
Gentex Corp.	73,256	$1,290,771
Gentherm, Inc. (I)	4,448	206,610
GKN PLC	117,587	661,052
Halla Visteon Climate Control Corp.	3,251	126,691
Hankook Tire Company, Ltd.	6,379	279,283
Hyundai Mobis Company, Ltd.	5,805	1,319,716
Hyundai Wia Corp.	1,330	170,157
Johnson Controls, Inc.	127,251	6,465,623
Koito Manufacturing Company, Ltd.	14,500	465,153
Magna International, Inc.	17,403	1,891,624
Modine Manufacturing Company (I)	6,308	81,752
Motorcar Parts of America, Inc. (I)	2,330	61,163
NGK Spark Plug Company, Ltd.	26,800	761,674
NHK Spring Company, Ltd.	23,600	245,393
NOK Corp.	14,300	419,008
Nokian Renkaat OYJ	11,488	339,658
Pirelli & C. SpA	17,934	274,618
Remy International, Inc. (I)	3,976	90,931
Spartan Motors, Inc.	4,889	24,347
Standard Motor Products, Inc.	2,503	104,926
Stanley Electric Company, Ltd.	21,300	504,441
Stoneridge, Inc. (I)	3,606	41,649
Strattec Security Corp.	424	28,836
Sumitomo Electric Industries, Ltd.	113,200	1,470,556
Sumitomo Rubber Industries, Ltd.	25,600	443,130
Superior Industries International, Inc.	3,216	62,455
Tenneco, Inc. (I)	7,517	437,790
The Goodyear Tire & Rubber Company	52,207	1,395,493
The Yokohama Rubber Company, Ltd.	31,000	315,620
Tower International, Inc. (I)	2,713	73,441
Toyoda Gosei Company, Ltd.	9,600	212,302
Toyota Industries Corp.	24,500	1,385,489
Valeo SA	6,555	984,517
		44,908,206
Automobiles - 1.6%
Astra International Tbk PT	1,966,708	1,192,875
Bayerische Motoren Werke AG	33,247	4,202,217
Brilliance China Automotive Holdings, Ltd.	260,000	511,017
Byd Company, Ltd., H Shares	55,494	242,064
China Motor Corp.	35,000	30,128
Chongqing Changan Automobile
Company, Ltd., Class B	76,300	207,523
Daihatsu Motor Company, Ltd.	28,700	410,723
Daimler AG	96,663	9,363,045
Dongfeng Motor Group Company, Ltd.,
H Shares	232,780	369,868
Fiat Chrysler Automobiles NV (I)	70,833	1,093,483
Ford Motor Company	735,137	12,012,139
Ford Otomotiv Sanayi AS	6,778	91,867
Fuji Heavy Industries, Ltd.	88,200	3,006,878
Geely Automobile Holdings, Ltd.	465,000	207,819
General Motors Company	257,838	9,619,936
Great Wall Motor Company, Ltd., H Shares	89,750	571,780
Guangzhou Automobile Group Company, Ltd.,
H Shares	197,219	189,285
Harley-Davidson, Inc.	40,946	2,602,937
Honda Motor Company, Ltd.	244,900	8,100,117
Hyundai Motor Company	13,157	1,923,488
Isuzu Motors, Ltd.	89,200	1,297,519
Kia Motors Corp.	22,411	928,532
Mahindra & Mahindra, Ltd., ADR	1,434	29,899
Mahindra & Mahindra, Ltd., GDR	21,771	453,417
Mazda Motor Corp.	81,100	1,738,510

The accompanying notes are an integral part of the financial statements.	157

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Automobiles (continued)
Mitsubishi Motors Corp.	96,000	$849,655
Nissan Motor Company, Ltd.	373,800	3,938,110
Peugeot SA (I)	34,034	568,554
Renault SA	16,740	1,605,273
Suzuki Motor Corp.	54,800	1,734,062
Tata Motors, Ltd., ADR	9,836	484,128
Thor Industries, Inc.	11,622	716,613
Tofas Turk Otomobil Fabrikasi AS	12,389	81,128
Toyota Motor Corp.	410,600	27,754,176
UMW Holdings BHD	37,400	115,037
Volkswagen AG	3,041	753,684
Winnebago Industries, Inc.	3,497	81,165
Yamaha Motor Company, Ltd.	39,400	979,946
Yulon Motor Company, Ltd.	74,000	105,594
		100,164,191
Distributors - 0.1%
Core-Mark Holding Company, Inc.	2,880	202,522
Genuine Parts Company	29,203	2,805,824
Imperial Holdings, Ltd.	15,353	258,652
Jardine Cycle and Carriage, Ltd.	11,254	352,364
LKQ Corp. (I)	75,822	1,863,326
Pool Corp.	5,610	388,044
VOXX International Corp. (I)	2,896	24,906
Weyco Group, Inc.	859	23,141
		5,918,779
Diversified consumer services - 0.1%
2U, Inc. (I)	1,316	24,320
American Public Education, Inc. (I)	2,247	72,803
Apollo Education Group, Inc. (I)	24,167	668,218
Ascent Capital Group, Inc., Class A (I)	1,798	79,058
Benesse Holdings, Inc.	9,900	315,252
Bridgepoint Education, Inc. (I)	2,256	22,831
Bright Horizons Family Solutions, Inc. (I)	3,771	191,190
Capella Education Company	1,375	89,128
Career Education Corp. (I)	8,411	44,915
Carriage Services, Inc.	2,246	51,636
Chegg, Inc. (I)(L)	9,250	75,110
Collectors Universe, Inc.	962	21,905
DeVry Education Group, Inc.	14,385	525,772
Estacio Participacoes SA	19,975	137,243
Graham Holdings Company, Class B	1,102	1,086,991
Grand Canyon Education, Inc. (I)	5,803	266,126
H&R Block, Inc.	52,574	1,795,402
Houghton Mifflin Harcourt Company (I)	13,477	266,575
ITT Educational Services, Inc. (I)(L)	3,039	22,489
K12, Inc. (I)	4,307	72,918
Kroton Educacional SA	91,580	337,783
LifeLock, Inc. (I)	10,088	141,030
Regis Corp. (I)	5,455	87,498
Service Corp. International	51,954	1,291,057
Sotheby’s	22,942	1,008,301
Steiner Leisure, Ltd. (I)	1,789	82,509
Strayer Education, Inc. (I)	1,364	83,027
Universal Technical Institute, Inc.	2,738	26,942
Weight Watchers International, Inc. (I)(L)	3,569	40,437
		8,928,466
Hotels, restaurants and leisure - 1.5%
Accor SA	14,993	784,001
Belmond, Ltd., Class A (I)	12,123	148,264
Berjaya Sports Toto BHD	44,012	41,032
Biglari Holdings, Inc. (I)	222	96,617

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
BJ’s Restaurants, Inc. (I)	2,717	$141,882
Bloomin’ Brands, Inc.	9,584	246,884
Bob Evans Farms, Inc.	3,097	181,422
Boyd Gaming Corp. (I)	9,673	133,584
Bravo Brio Restaurant Group, Inc. (I)	3,107	40,484
Brinker International, Inc.	15,902	945,533
Buffalo Wild Wings, Inc. (I)	2,341	447,412
Caesars Acquisition Company, Class A (I)	5,917	43,727
Caesars Entertainment Corp. (I)(L)	6,538	69,303
Carnival Corp.	86,027	3,784,328
Carnival PLC	13,198	594,125
Carrols Restaurant Group, Inc. (I)	4,894	38,418
Chipotle Mexican Grill, Inc. (I)	5,922	3,937,952
Churchill Downs, Inc.	1,706	187,387
Chuy’s Holdings, Inc. (I)	2,058	46,243
Clubcorp Holdings, Inc.	2,744	48,843
Compass Group PLC	120,583	2,138,319
Cracker Barrel Old Country Store, Inc.	2,331	352,051
Crown Resorts, Ltd.	28,270	337,631
Darden Restaurants, Inc.	25,355	1,622,720
Dave & Buster’s Entertainment, Inc. (I)	844	26,333
Del Frisco’s Restaurant Group, Inc. (I)	3,144	63,163
Denny’s Corp. (I)	11,110	127,876
Diamond Resorts International, Inc. (I)	4,384	151,906
DineEquity, Inc.	2,064	224,006
Domino’s Pizza, Inc.	13,763	1,397,357
El Pollo Loco Holdings, Inc. (I)(L)	1,017	25,008
Fiesta Restaurant Group, Inc. (I)	3,359	218,369
Flight Centre Travel Group, Ltd.	4,673	150,348
Formosa International Hotels Corp.	3,851	40,259
Galaxy Entertainment Group, Ltd.	390,000	1,972,112
Genting BHD	136,800	335,908
Genting Malaysia BHD	196,560	224,136
Genting Singapore PLC	644,200	465,848
Habit Restaurants, Inc. (I)(L)	820	26,929
InterContinental Hotels Group PLC	16,951	691,544
International Game Technology	61,901	1,104,314
International Speedway Corp., Class A	10,548	327,304
Interval Leisure Group, Inc.	5,070	136,890
Intrawest Resorts Holdings, Inc. (I)	1,868	17,634
Isle of Capri Casinos, Inc. (I)	3,324	41,450
Jack in the Box, Inc.	4,937	477,359
Jamba, Inc. (I)	2,286	34,610
Jollibee Foods Corp.	43,470	216,720
Kangwon Land, Inc.	10,095	312,753
Krispy Kreme Doughnuts, Inc. (I)	8,205	179,033
La Quinta Holdings, Inc. (I)	5,408	120,112
Life Time Fitness, Inc. (I)	14,073	813,419
Marriott International, Inc., Class A	40,583	3,372,447
Marriott Vacations Worldwide Corp.	3,254	247,499
McDonald’s Corp.	185,860	18,381,554
McDonald’s Holdings
Company Japan, Ltd. (L)	9,600	211,791
Merlin Entertainments PLC (S)	35,054	227,400
MGM China Holdings, Ltd.	159,200	368,544
Minor International PCL, Foreign Shares	118,548	124,672
Monarch Casino & Resort, Inc. (I)	1,328	24,170
Morgans Hotel Group Company (I)	4,749	36,852
Nathan’s Famous, Inc. (I)	448	36,628
Noodles & Company (I)(L)	1,350	24,611
OPAP SA	22,756	210,008
Oriental Land Company, Ltd.	7,500	2,024,701
Panera Bread Company, Class A (I)	6,411	1,034,928

The accompanying notes are an integral part of the financial statements.	158

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hotels, restaurants and leisure (continued)
Papa John’s International, Inc.	3,807	$235,425
Paradise Company, Ltd.	3,468	66,828
Penn National Gaming, Inc. (I)	9,845	160,375
Pinnacle Entertainment, Inc. (I)(L)	7,448	191,712
Popeyes Louisiana Kitchen, Inc. (I)	2,954	177,270
Potbelly Corp. (I)(L)	2,297	30,872
Red Robin Gourmet Burgers, Inc. (I)	1,787	149,161
Restaurant Brands International, Inc.	16,065	710,145
Royal Caribbean Cruises, Ltd.	31,885	2,436,652
Ruby Tuesday, Inc. (I)	7,710	50,732
Ruth’s Hospitality Group, Inc.	4,498	68,639
Sands China, Ltd.	404,852	1,842,419
Scientific Games Corp., Class A (I)(L)	6,307	85,208
Shangri-La Asia, Ltd.	182,500	245,933
SJM Holdings, Ltd.	334,384	483,183
Sodexo	8,175	822,609
Sonic Corp.	6,817	216,712
Speedway Motorsports, Inc.	1,543	36,600
Starbucks Corp.	142,923	13,361,157
Starwood Hotels & Resorts Worldwide, Inc.	34,122	2,741,020
Tabcorp Holdings, Ltd.	64,491	255,127
Tatts Group, Ltd.	109,430	340,206
Texas Roadhouse, Inc.	8,638	325,134
The Cheesecake Factory, Inc.	17,678	840,059
The Marcus Corp.	2,381	46,406
The Wendy’s Company	68,545	760,164
Tsogo Sun Holdings, Ltd.	40,352	97,925
Tui Ag	32,434	587,253
Vail Resorts, Inc.	4,458	391,457
Whitbread PLC	13,033	1,054,506
William Hill PLC	62,366	363,208
Wyndham Worldwide Corp.	23,552	2,154,537
Wynn Macau, Ltd.	260,750	679,568
Wynn Resorts, Ltd.	15,470	2,204,475
Yum! Brands, Inc.	83,570	6,778,363
Zoe’s Kitchen, Inc. (I)	768	26,350
		93,674,057
Household durables - 0.7%
Arcelik AS	22,232	134,308
Beazer Homes USA, Inc. (I)	3,322	56,607
Casio Computer Company, Ltd. (L)	30,300	531,387
Cavco Industries, Inc. (I)	1,156	82,839
Coway Company, Ltd.	4,572	358,823
CSS Industries, Inc.	1,231	35,576
Cyrela Brazil Realty SA Empreendimentos
e Participacoes	19,161	78,192
D.R. Horton, Inc.	63,420	1,732,000
Electrolux AB, Series B	19,233	627,879
Ethan Allen Interiors, Inc.	3,236	86,822
Flexsteel Industries, Inc.	677	20,208
Garmin, Ltd. (L)	23,003	1,141,639
Haier Electronics Group Company, Ltd.	92,000	242,459
Harman International Industries, Inc.	13,098	1,807,393
Helen of Troy, Ltd. (I)	3,535	270,852
Hovnanian Enterprises, Inc., Class A (I)(L)	14,566	54,477
Husqvarna AB, B Shares	32,614	254,993
Iida Group Holdings Company, Ltd.	24,300	337,143
Installed Building Products, Inc. (I)	1,148	20,021
iRobot Corp. (I)(L)	3,724	122,333
Jarden Corp. (I)	44,765	2,375,679
KB Home	33,260	463,977
La-Z-Boy, Inc.	6,540	163,173
Leggett & Platt, Inc.	26,153	1,178,193

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Household durables (continued)
Lennar Corp., Class A	34,150	$1,714,672
LG Electronics, Inc.	9,035	508,918
LGI Homes, Inc. (I)	1,941	27,485
Libbey, Inc.	2,804	106,636
M/I Homes, Inc. (I)	3,171	69,033
MDC Holdings, Inc. (L)	14,597	396,746
Meritage Homes Corp. (I)	4,866	216,586
Mohawk Industries, Inc. (I)	11,849	2,184,363
NACCO Industries, Inc., Class A	599	33,454
Newell Rubbermaid, Inc.	51,808	2,035,536
Nikon Corp. (L)	51,100	662,194
NVR, Inc. (I)	974	1,297,368
Panasonic Corp.	331,700	4,148,928
Persimmon PLC (I)	21,974	596,674
PulteGroup, Inc.	63,471	1,431,906
Rinnai Corp.	5,500	387,093
Sekisui Chemical Company, Ltd.	64,000	821,080
Sekisui House, Ltd.	83,400	1,123,080
Sharp Corp. (I)(L)	230,000	488,631
Skullcandy, Inc. (I)	2,777	28,909
Sony Corp.	157,500	4,450,008
Standard Pacific Corp. (I)	17,940	156,796
Steinhoff International Holdings, Ltd.	174,488	1,006,685
Techtronic Industries Company	229,000	790,710
Tempur Sealy International, Inc. (I)	15,240	876,452
The Dixie Group, Inc. (I)	2,296	20,251
The Ryland Group, Inc.	5,819	264,765
Toll Brothers, Inc. (I)	40,508	1,551,861
TRI Pointe Homes, Inc. (I)	18,302	290,636
Tupperware Brands Corp.	12,604	899,926
Universal Electronics, Inc. (I)	2,013	113,755
Whirlpool Corp.	14,879	3,153,604
William Lyon Homes, Class A (I)	2,295	52,074
		44,083,788
Internet and catalog retail - 0.9%
1-800-Flowers.com, Inc., Class A (I)	3,288	41,034
Amazon.com, Inc. (I)	72,511	27,565,782
B2W Cia Digital (I)	6,515	45,991
Blue Nile, Inc. (I)	1,541	46,199
EVINE Live, Inc. (I)	5,592	35,397
Expedia, Inc.	18,851	1,729,579
FTD Companies, Inc. (I)	2,409	83,833
HSN, Inc.	12,222	825,841
Lands’ End, Inc. (I)	2,094	76,787
Netflix, Inc. (I)	11,507	5,464,789
Nutrisystem, Inc.	3,810	65,570
Orbitz Worldwide, Inc. (I)	6,299	72,942
Overstock.com, Inc. (I)	1,466	33,308
PetMed Express, Inc. (L)	2,616	40,260
Rakuten, Inc.	119,600	1,993,938
Shutterfly, Inc. (I)	4,832	231,984
The Priceline Group, Inc. (I)	9,999	12,373,563
Travelport Worldwide, Ltd. (L)	3,669	58,484
TripAdvisor, Inc. (I)	21,301	1,901,114
Wayfair, Inc., Class A (I)(L)	1,664	38,854
		52,725,249
Leisure products - 0.2%
Arctic Cat, Inc.	1,656	60,378
Bandai Namco Holdings, Inc.	26,600	483,687
Black Diamond, Inc. (I)	3,010	21,823
Brunswick Corp.	34,725	1,883,484
Callaway Golf Company	10,124	91,015

The accompanying notes are an integral part of the financial statements.	159

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure products (continued)
Escalade, Inc.	1,517	$23,514
Giant Manufacturing Company, Ltd.	28,000	271,124
Hasbro, Inc. (L)	21,524	1,341,268
Johnson Outdoors, Inc., Class A	732	24,551
LeapFrog Enterprises, Inc. (I)(L)	8,231	21,154
Malibu Boats, Inc., Class A (I)	1,152	23,328
Mattel, Inc.	64,806	1,705,694
Merida Industry Company, Ltd.	21,100	169,841
Nautilus, Inc. (I)	4,093	62,459
Polaris Industries, Inc.	15,284	2,343,496
Sankyo Company, Ltd.	7,200	271,758
Sega Sammy Holdings, Inc.	27,900	423,172
Shimano, Inc.	11,800	1,780,348
Smith & Wesson Holding Corp. (I)	6,723	90,962
Sturm Ruger & Company, Inc. (L)	2,484	129,069
Vista Outdoor, Inc. (I)	15,978	697,599
Yamaha Corp.	25,200	427,298
		12,347,022
Media - 2.7%
AH Belo Corp., Class A	2,772	24,089
Alibaba Pictures Group, Ltd. (I)	460,000	106,738
Altice SA (I)	9,069	903,081
AMC Entertainment Holdings, Inc., Class A	2,608	89,663
AMC Networks, Inc., Class A (I)	14,795	1,065,536
Astro Malaysia Holdings BHD	103,600	93,966
Axel Springer AG	3,888	250,975
BEC World PCL	83,114	120,828
Cablevision Systems Corp., Class A	41,837	785,699
Carmike Cinemas, Inc. (I)	3,108	97,125
CBS Corp., Class B	91,081	5,382,887
Central European Media
Enterprises, Ltd., Class A (I)(L)	9,609	27,193
Cheil Worldwide, Inc. (I)	7,047	134,324
Cinemark Holdings, Inc.	26,056	1,061,000
Comcast Corp., Class A	492,020	29,216,148
Cumulus Media, Inc., Class A (I)	18,193	72,590
Cyfrowy Polsat SA	18,222	118,289
Dentsu, Inc.	32,500	1,417,983
DIRECTV (I)	95,917	8,498,246
Discovery Communications, Inc., Series A (I)	28,194	910,666
Discovery Communications, Inc., Series C (I)	52,341	1,596,924
DreamWorks Animation
SKG, Inc., Class A (I)(L)	18,124	388,035
Entercom Communications Corp., Class A (I)	3,221	36,655
Entravision Communications Corp., Class A	7,632	52,356
Eros International PLC (I)	2,800	47,516
Eutelsat Communications	13,167	449,417
Gannett Company, Inc.	43,159	1,527,829
Global Eagle Entertainment, Inc. (I)	4,979	66,221
Global Mediacom Tbk PT	586,100	91,303
Gray Television, Inc. (I)	6,470	70,782
Grupo Televisa SAB	189,200	1,290,781
Hakuhodo DY Holdings, Inc.	35,000	387,438
Harte-Hanks, Inc.	6,610	51,228
ITV PLC	274,926	955,172
JCDecaux SA	5,770	213,176
John Wiley & Sons, Inc., Class A	11,739	759,044
Journal Communications, Inc., Class A (I)	6,008	71,375
Kabel Deutschland Holding AG (I)	2,149	298,466
Lagardere SCA	10,128	290,584
Lee Enterprises, Inc. (I)(L)	7,261	21,856
Live Nation Entertainment, Inc. (I)	36,149	925,053
Loral Space & Communications, Inc. (I)	1,652	117,507

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
MDC Partners, Inc., Class A	5,377	$139,910
Media General, Inc. (I)	10,001	149,115
Media Nusantara Citra Tbk PT	459,000	111,775
Meredith Corp.	13,581	728,485
Naspers, Ltd.	33,050	4,840,680
National CineMedia, Inc.	7,762	118,293
New Media Investment Group, Inc.	5,598	138,271
News Corp., Class A (I)	95,460	1,649,072
Nexstar Broadcasting Group, Inc., Class A	3,874	211,249
Numericable Group SA (I)	8,469	524,736
Omnicom Group, Inc.	47,415	3,771,389
Pearson PLC	58,877	1,288,128
ProSiebenSat.1 Media AG	21,912	1,075,226
Publicis Groupe SA	16,187	1,318,595
REA Group, Ltd.	4,307	164,629
Reading International, Inc., Class A (I)	2,194	28,478
Reed Elsevier NV	73,175	1,814,363
Reed Elsevier PLC	81,931	1,410,725
Rentrak Corp. (I)(L)	1,251	68,492
RTL Group SA	3,853	381,233
Scholastic Corp.	3,402	125,908
Scripps Networks Interactive, Inc., Class A	19,385	1,401,536
SES SA	26,227	902,707
SFX Entertainment, Inc. (I)(L)	6,176	29,398
Shaw Communications, Inc., Class B	33,604	779,550
Sinclair Broadcast Group, Inc., Class A (L)	8,662	237,859
Singapore Press Holdings, Ltd.	165,400	495,755
Sizmek, Inc. (I)	3,491	27,579
Sky PLC	73,937	1,135,129
Surya Citra Media Tbk PT	406,500	114,713
Telenet Group Holding NV	6,922	396,282
The EW Scripps Company, Class A (I)	4,018	92,655
The Interpublic Group of Companies, Inc.	79,950	1,782,885
The McClatchy Company, Class A (I)	8,114	18,824
The New York Times Company, Class A	50,060	700,339
The Walt Disney Company	297,931	31,008,658
Thomson Reuters Corp. (L)	30,236	1,186,608
Time Warner Cable, Inc.	53,566	8,251,842
Time Warner, Inc.	160,133	13,108,487
Time, Inc.	40,911	969,591
Toho Company, Ltd.	16,900	410,593
Twenty-First Century Fox, Inc., Class A	354,144	12,395,040
Viacom, Inc., Class B	70,558	4,934,827
Vivendi SA	105,337	2,564,480
Wolters Kluwer NV	31,528	1,020,994
World Wrestling
Entertainment, Inc., Class A (L)	3,928	64,576
WPP PLC	94,742	2,238,412
		166,413,815
Multiline retail - 0.6%
Big Lots, Inc.	13,374	638,074
Burlington Stores, Inc. (I)	3,557	197,662
Canadian Tire Corp., Ltd.	6,399	674,247
Dollar General Corp. (I)	57,959	4,208,983
Dollar Tree, Inc. (I)	39,290	3,130,627
Dollarama, Inc.	10,720	536,129
Don Quijote Company, Ltd.	8,800	684,777
El Puerto de Liverpool SAB de CV	13,700	155,268
Family Dollar Stores, Inc.	18,263	1,438,029
Far Eastern Department Stores Company, Ltd.	101,368	86,987
Fred’s, Inc., Class A	4,806	89,776
Harvey Norman Holding, Ltd.	45,634	157,513
Hyundai Department Store Company, Ltd.	1,301	158,715

The accompanying notes are an integral part of the financial statements.	160

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Multiline retail (continued)
Intime Retail Group Company, Ltd.	105,000	$57,861
Isetan Mitsukoshi Holdings, Ltd.	50,340	770,009
J Front Retailing Company, Ltd.	36,000	516,226
J.C. Penney Company, Inc. (I)(L)	76,276	648,346
Kohl’s Corp.	38,604	2,848,975
Lojas Americanas SA	11,153	50,364
Lojas Renner SA	8,272	245,269
Lotte Shopping Company, Ltd.	907	206,665
Macy’s, Inc.	65,958	4,202,844
Marks & Spencer Group PLC	117,323	911,770
Marui Group Company, Ltd.	35,800	421,264
Matahari Department Store Tbk PT	193,900	267,505
Next PLC	10,973	1,268,408
Nordstrom, Inc.	26,890	2,162,763
SACI Falabella	83,783	604,309
Shinsegae Company, Ltd.	637	100,144
Takashimaya Company, Ltd.	40,000	374,209
Target Corp.	121,665	9,347,522
Tuesday Morning Corp. (I)	5,539	105,130
Woolworths Holdings, Ltd.	78,332	603,472
		37,869,842
Specialty retail - 2.1%
Aaron’s, Inc.	16,139	481,104
ABC-Mart, Inc.	3,900	218,735
Abercrombie & Fitch Company, Class A	17,857	441,782
Advance Auto Parts, Inc.	18,264	2,829,642
Aeropostale, Inc. (I)	10,733	43,254
America’s Car-Mart, Inc. (I)	1,059	56,344
American Eagle Outfitters, Inc.	67,914	1,016,673
ANN, Inc. (I)	17,300	621,243
Asbury Automotive Group, Inc. (I)	3,757	295,563
Ascena Retail Group, Inc. (I)	32,955	441,597
AutoNation, Inc. (I)	14,103	867,335
AutoZone, Inc. (I)	6,119	3,932,559
Barnes & Noble, Inc. (I)	5,122	127,538
bebe stores, Inc.	4,689	17,256
Bed Bath & Beyond, Inc. (I)	35,400	2,642,964
Best Buy Company, Inc.	55,640	2,119,884
Big 5 Sporting Goods Corp.	2,371	30,301
Boot Barn Holdings, Inc. (I)	824	20,279
Brown Shoe Company, Inc.	5,440	163,200
Build-A-Bear Workshop, Inc. (I)	1,491	32,310
Cabela’s, Inc. (I)	11,917	648,761
CarMax, Inc. (I)	41,152	2,761,711
Chico’s FAS, Inc.	38,266	697,589
Christopher & Banks Corp. (I)	4,836	24,180
Citi Trends, Inc. (I)	2,030	54,100
Conn’s, Inc. (I)(L)	3,535	91,380
CST Brands, Inc.	19,432	808,954
Destination Maternity Corp.	1,969	32,252
Destination XL Group, Inc. (I)	4,995	23,576
Dick’s Sporting Goods, Inc.	24,547	1,327,747
Dixons Carphone PLC	70,008	474,836
Express, Inc. (I)	10,668	147,432
Fast Retailing Company, Ltd.	8,000	3,103,415
FF Group (I)	3,337	106,043
Five Below, Inc. (I)	6,805	215,957
Foot Locker, Inc.	35,551	1,996,900
Francesca’s Holdings Corp. (I)	5,212	78,128
GameStop Corp., Class A (L)	20,276	749,604
Genesco, Inc. (I)	3,008	220,877
GOME Electrical Appliances Holdings, Ltd.	904,695	123,463
Group 1 Automotive, Inc.	3,012	244,996

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Guess?, Inc.	23,649	$428,283
Haverty Furniture Companies, Inc.	2,537	58,478
Hennes & Mauritz AB, B Shares	75,485	3,291,216
Hibbett Sports, Inc. (I)(L)	3,271	159,985
Hikari Tsushin, Inc.	2,500	162,470
Home Product Center PCL	282,306	74,659
Hotai Motor Company, Ltd.	25,000	379,219
Hotel Shilla Company, Ltd.	2,899	261,386
Inditex SA	86,478	2,712,372
JUMBO SA	10,255	117,380
Kingfisher PLC	170,052	958,861
Kirkland’s, Inc. (I)	1,972	46,874
L Brands, Inc.	46,953	4,313,103
Lithia Motors, Inc., Class A	2,824	266,755
Lowe’s Companies, Inc.	185,821	13,767,478
Lumber Liquidators Holdings, Inc. (I)(L)	3,430	177,880
MarineMax, Inc. (I)	3,103	78,661
Mattress Firm Holding Corp. (I)(L)	1,859	113,232
Monro Muffler Brake, Inc.	3,915	247,585
Mr. Price Group, Ltd.	20,300	469,045
Murphy USA, Inc. (I)	10,755	763,497
Nitori Holdings Company, Ltd.	10,300	682,331
O’Reilly Automotive, Inc. (I)	19,376	4,032,727
Office Depot, Inc. (I)	187,851	1,760,164
Outerwall, Inc. (L)	2,369	152,848
Pacific Sunwear of California, Inc. (I)	7,486	20,886
PetSmart, Inc.	19,005	1,575,705
Pier 1 Imports, Inc.	11,837	142,754
Rent-A-Center, Inc.	19,812	546,811
Restoration Hardware Holdings, Inc. (I)	3,875	341,388
Ross Stores, Inc.	40,077	4,240,547
Sanrio Company, Ltd. (L)	7,300	214,263
Sears Hometown and Outlet Stores, Inc. (I)	1,706	22,673
Select Comfort Corp. (I)	6,757	216,900
Shimamura Company, Ltd.	3,300	320,015
Shoe Carnival, Inc.	1,976	48,491
Signet Jewelers, Ltd.	20,061	2,404,913
Sonic Automotive, Inc., Class A	4,999	123,625
Sports Direct International PLC (I)	18,432	195,861
Stage Stores, Inc.	3,880	83,110
Staples, Inc.	122,313	2,050,577
Stein Mart, Inc.	3,506	57,639
Systemax, Inc. (I)	1,518	18,262
The Buckle, Inc. (L)	3,502	176,151
The Cato Corp., Class A	3,469	153,815
The Children’s Place Retail Stores, Inc.	2,761	157,349
The Container Store Group, Inc. (I)(L)	2,150	39,603
The Finish Line, Inc., Class A	6,114	149,671
The Foschini Group, Ltd.	16,561	234,822
The Gap, Inc.	50,992	2,121,267
The Home Depot, Inc.	251,685	28,880,854
The Men’s Wearhouse, Inc.	5,961	299,183
The Pep Boys - Manny, Moe & Jack (I)	6,630	58,874
The TJX Companies, Inc.	131,569	9,030,896
Tiffany & Company	21,504	1,897,083
Tile Shop Holdings, Inc. (I)(L)	3,629	40,064
Tractor Supply Company	25,975	2,288,917
Truworths International, Ltd.	31,501	240,006
Urban Outfitters, Inc. (I)	19,182	747,331
USS Company, Ltd.	32,800	580,237
Via Varejo SA (I)	9,803	58,381
Vitamin Shoppe, Inc. (I)	3,850	163,240
West Marine, Inc. (I)	2,327	26,179

The accompanying notes are an integral part of the financial statements.	161

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Specialty retail (continued)
Williams-Sonoma, Inc.	21,428	$1,723,883
Yamada Denki Company, Ltd. (L)	130,200	565,264
Zumiez, Inc. (I)	2,627	101,980
		128,167,423
Textiles, apparel and luxury goods - 1.0%
adidas AG	20,999	1,633,195
ANTA Sports Products, Ltd.	89,000	177,161
Asics Corp.	23,900	627,665
Belle International Holdings, Ltd.	402,888	437,668
Burberry Group PLC	31,830	917,524
Carter’s, Inc.	13,237	1,175,048
CCC SA	1,900	93,143
Christian Dior SA	4,754	919,570
Cie Financiere Richemont SA	53,585	4,721,492
Coach, Inc.	52,674	2,293,953
Columbia Sportswear Company	3,360	187,790
Crocs, Inc. (I)	10,446	116,473
Culp, Inc.	1,142	24,827
Deckers Outdoor Corp. (I)	8,666	643,364
Eclat Textile Company, Ltd.	16,720	191,087
Formosa Taffeta Company, Ltd.	76,000	80,137
Fossil Group, Inc. (I)	8,518	732,633
G-III Apparel Group, Ltd. (I)	2,388	251,289
Gildan Activewear, Inc.	9,891	601,562
Hanesbrands, Inc.	24,994	3,187,735
Hermes International SA	2,297	739,991
Hugo Boss AG	4,207	541,457
Iconix Brand Group, Inc. (I)(L)	5,989	202,249
Kate Spade & Company (I)	31,804	1,095,648
Kering	6,584	1,339,050
Li & Fung, Ltd.	977,200	1,001,566
LPP SA	79	154,162
Luxottica Group SpA	13,174	812,780
LVMH Moet Hennessy Louis Vuitton SA	24,314	4,445,663
Michael Kors Holdings, Ltd. (I)	39,334	2,651,505
Movado Group, Inc.	2,280	58,573
NIKE, Inc., Class B	133,265	12,942,697
Oxford Industries, Inc.	1,855	102,081
Pandora A/S	11,354	1,035,396
Perry Ellis International, Inc. (I)	1,499	35,376
Pou Chen Corp.	207,000	297,525
PVH Corp.	15,742	1,676,995
Quiksilver, Inc. (I)(L)	17,925	37,643
Ralph Lauren Corp.	11,559	1,588,322
Ruentex Industries, Ltd.	57,000	122,737
Sequential Brands Group, Inc. (I)(L)	2,137	21,648
Shenzhou International Group Holdings, Ltd.	48,000	189,885
Skechers U.S.A., Inc., Class A (I)	4,802	327,208
Steven Madden, Ltd. (I)	7,254	264,844
The Swatch Group AG	5,165	454,477
The Swatch Group AG, Bearer Shares	3,153	1,439,231
Tumi Holdings, Inc. (I)	6,344	148,386
Under Armour, Inc., Class A (I)	31,825	2,450,843
Unifi, Inc. (I)	1,897	61,311
Vera Bradley, Inc. (I)	2,724	54,453
VF Corp.	65,969	5,057,184
Vince Holding Corp. (I)	1,460	33,186
Wolverine World Wide, Inc.	12,570	384,139
Yue Yuen Industrial Holdings, Ltd.	123,500	479,482
		61,261,009
		756,461,847

Strategic Equity Allocation Fund (continued)

	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Consumer staples - 8.8%
Beverages - 1.9%
AMBEV SA	314,905	$2,036,360
Anadolu Efes Biracilik Ve Malt Sanayii AS	19,466	159,188
Anheuser-Busch InBev NV	107,649	13,656,354
Arca Continental SAB de CV	29,500	187,523
Asahi Group Holdings, Ltd.	58,100	1,797,471
Brown-Forman Corp., Class B	29,876	2,739,330
Carlsberg A/S, Class B	10,518	899,173
Cia Cervecerias Unidas SA	13,384	127,092
Coca-Cola Amatil, Ltd.	45,806	372,127
Coca-Cola Bottling Company Consolidated	610	63,678
Coca-Cola Enterprises, Inc.	42,493	1,963,177
Coca-Cola Femsa SAB de CV, Series L	31,300	269,858
Coca-Cola HBC AG (I)	13,925	249,400
Coca-Cola Icecek AS	7,169	139,224
Constellation Brands, Inc., Class A (I)	32,047	3,676,432
Craft Brew Alliance, Inc. (I)	1,465	18,313
Diageo PLC	180,594	5,390,591
Dr. Pepper Snapple Group, Inc.	37,112	2,924,054
Fomento Economico Mexicano SAB de CV	143,200	1,362,211
Heineken Holding NV	10,575	734,332
Heineken NV	24,146	1,882,824
Hite Jinro Company, Ltd.	2,066	43,077
Kirin Holdings Company, Ltd.	123,200	1,611,323
Molson Coors Brewing Company, Class B	30,436	2,309,788
Monster Beverage Corp. (I)	27,531	3,885,175
National Beverage Corp. (I)	1,398	31,329
PepsiCo, Inc.	285,805	28,288,979
Pernod Ricard SA	18,453	2,183,437
Remy Cointreau SA	2,045	150,007
SABMiller PLC	69,569	3,937,866
Suntory Beverage & Food, Ltd.	20,800	780,384
The Boston Beer Company, Inc., Class A (I)	3,254	870,770
The Coca-Cola Company	752,856	32,598,665
Treasury Wine Estates, Ltd.	51,250	216,982
Tsingtao Brewery Company, Ltd., H Shares	30,000	189,441
Vina Concha y Toro SA	32,475	66,121
		117,812,056
Food and staples retailing - 2.0%
Aeon Company, Ltd. (L)	98,100	1,050,672
Alimentation Couche-Tard, Inc., Class B	34,113	1,316,384
Almacenes Exito SA	15,318	151,343
BIM Birlesik Magazalar AS	19,974	374,289
Carrefour SA	54,329	1,795,236
Casey’s General Stores, Inc.	4,748	416,637
Casino Guichard Perrachon SA	4,907	461,098
Cencosud SA	108,379	266,977
China Resources Enterprises, Ltd.	104,855	219,296
Colruyt SA	9,322	435,882
Controladora Comercial Mexicana SAB de CV	32,200	103,195
Costco Wholesale Corp.	83,612	12,287,620
CP ALL PCL (L)	397,928	492,333
CVS Health Corp.	218,936	22,740,882
Delhaize Group SA	13,726	1,232,392
Diplomat Pharmacy, Inc. (I)	1,879	56,370
Distribuidora Internacional
de Alimentacion SA	49,627	376,877
E-Mart Company, Ltd.	1,770	345,529
Empire Company, Ltd.	4,703	347,392
Eurocash SA	7,974	71,719
Fairway Group Holdings Corp. (I)(L)	2,832	15,774
FamilyMart Company, Ltd.	8,700	393,030

The accompanying notes are an integral part of the financial statements.	162

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food and staples retailing (continued)
George Weston, Ltd.	4,345	$368,600
Grupo Comercial Chedraui SA de CV	24,500	79,848
ICA Gruppen AB	6,188	220,844
Ingles Markets, Inc., Class A	1,557	67,325
J Sainsbury PLC	88,514	370,580
Jeronimo Martins SGPS SA	25,525	301,328
Koninklijke Ahold NV	93,516	1,752,524
Lawson, Inc.	9,700	634,498
Loblaw Companies, Ltd.	18,888	963,815
Massmart Holdings, Ltd.	9,278	132,448
Metcash, Ltd. (L)	65,601	80,393
Metro AG (L)	16,244	543,372
Metro, Inc.	21,787	605,107
Natural Grocers by Vitamin Cottage, Inc. (I)	1,124	33,102
Pick n Pay Stores, Ltd.	21,764	98,514
President Chain Store Corp.	57,000	442,345
PriceSmart, Inc.	2,350	186,684
Raia Drogasil SA	14,186	142,727
Roundy’s, Inc. (I)	5,009	20,387
Seven & I Holdings Company, Ltd.	113,200	4,328,448
Shoprite Holdings, Ltd.	37,452	533,025
Smart & Final Stores, Inc. (I)	1,718	25,873
SpartanNash Company	4,761	126,405
Sun Art Retail Group, Ltd. (L)	203,000	182,175
SUPERVALU, Inc. (I)	76,856	759,337
Sysco Corp.	112,288	4,378,109
Tesco PLC	584,155	2,211,309
The Andersons, Inc.	3,543	156,849
The Chefs’ Warehouse, Inc. (I)	2,356	47,733
The Fresh Market, Inc. (I)(L)	5,325	202,670
The Kroger Company	93,783	6,672,660
The Pantry, Inc. (I)	2,961	108,669
The SPAR Group, Ltd.	13,557	207,715
United Natural Foods, Inc. (I)	18,622	1,546,371
Village Super Market, Inc., Class A	940	25,972
Wal-Mart de Mexico SAB de CV	387,300	950,380
Wal-Mart Stores, Inc.	301,636	25,316,309
Walgreens Boots Alliance, Inc.	170,832	14,192,723
Weis Markets, Inc.	1,330	62,736
Wesfarmers, Ltd.	87,782	3,004,098
Whole Foods Market, Inc.	68,728	3,882,445
WM Morrison Supermarkets PLC	150,689	454,274
Woolworths, Ltd.	98,412	2,355,213
		123,726,866
Food products - 2.1%
Ajinomoto Company, Inc.	85,000	1,636,934
Alico, Inc.	407	18,588
Archer-Daniels-Midland Company	122,962	5,887,421
Aryzta AG (I)	8,890	711,082
Associated British Foods PLC	25,636	1,232,451
Astra Agro Lestari Tbk PT	35,620	67,797
B&G Foods, Inc.	6,716	192,413
Barry Callebaut AG (I)	225	233,359
Boulder Brands, Inc. (I)	7,574	78,088
BRF SA	43,610	989,431
Cal-Maine Foods, Inc. (L)	3,868	145,553
Calavo Growers, Inc.	1,839	77,146
Calbee, Inc.	11,000	416,125
Campbell Soup Company	34,228	1,594,683
Charoen Pokphand Foods PCL	235,641	174,198
Charoen Pokphand Indonesia Tbk PT	703,403	205,800
China Agri-Industries Holdings, Ltd.	185,784	74,827
China Huishan Dairy Holdings Company, Ltd.	510,000	87,987

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
China Mengniu Dairy Company, Ltd.	118,498	$538,207
Chocoladefabriken Lindt & Sprungli AG (I)	97	533,376
Chocoladefabriken Lindt & Sprungli AG (I)	10	651,386
CJ CheilJedang Corp.	663	215,623
ConAgra Foods, Inc.	81,150	2,838,627
Danone SA	50,365	3,506,578
Darling International, Inc. (I)	20,469	356,570
Dean Foods Company	35,121	566,151
Diamond Foods, Inc. (I)	2,817	75,918
Farmer Brothers Company (I)	981	23,770
Felda Global Ventures Holdings BHD	86,400	55,589
Flowers Foods, Inc.	46,227	1,000,352
Fresh Del Monte Produce, Inc. (L)	4,315	151,931
Freshpet, Inc. (I)(L)	1,743	32,123
General Mills, Inc.	115,299	6,201,933
Genting Plantations BHD	15,000	43,180
Golden Agri-Resources, Ltd.	742,740	219,930
Gruma SAB de CV, Class B	12,700	156,943
Grupo Bimbo SAB de CV, Series A	121,500	341,038
Grupo Lala SAB de CV	45,200	90,143
Hormel Foods Corp.	25,576	1,496,452
Indofood CBP Sukses Makmur Tbk PT	107,900	119,209
Indofood Sukses Makmur Tbk PT	438,817	250,818
Ingredion, Inc.	17,982	1,478,300
Inventure Foods, Inc. (I)	2,489	25,114
IOI Corp. BHD	191,200	249,819
J&J Snack Foods Corp.	1,866	188,821
JBS SA	48,881	216,126
John B. Sanfilippo & Son, Inc.	1,132	41,941
Kellogg Company	48,146	3,104,454
Kerry Group PLC	2,564	184,837
Kerry Group PLC, Class A	12,556	912,592
Keurig Green Mountain, Inc.	23,201	2,959,984
Kikkoman Corp.	22,000	637,872
Kraft Foods Group, Inc.	112,461	7,204,252
Kuala Lumpur Kepong BHD	31,800	200,510
Lancaster Colony Corp.	7,130	651,682
Landec Corp. (I)	3,769	52,615
Limoneira Company (L)	1,801	37,641
Lotte Confectionery Company, Ltd.	64	106,162
M Dias Branco SA	2,534	74,153
McCormick & Company, Inc.	24,677	1,860,152
Mead Johnson Nutrition Company	38,587	4,042,374
MEIJI Holdings Company, Ltd.	9,200	1,099,143
Mondelez International, Inc., Class A	320,843	11,850,336
Nestle SA	330,934	25,863,734
NH Foods, Ltd.	26,000	593,733
Nisshin Seifun Group, Inc.	31,900	380,759
Nissin Food Products Company, Ltd.	8,800	436,782
Omega Protein Corp. (I)	2,636	28,152
Orion Corp.	309	271,501
Orkla ASA	48,688	381,959
Post Holdings, Inc. (I)	16,702	826,415
PPB Group BHD	31,600	127,942
Sanderson Farms, Inc. (L)	2,843	242,252
Saputo, Inc.	21,724	631,162
Seaboard Corp. (I)	33	132,330
Seneca Foods Corp., Class A (I)	1,123	30,366
Snyder’s-Lance, Inc.	5,992	184,853
Standard Foods Corp.	32,651	77,045
Tate & Lyle PLC	32,874	300,897
Thai Union Frozen Products PCL	160,400	106,173
The Hain Celestial Group, Inc. (I)	25,252	1,579,008

The accompanying notes are an integral part of the financial statements.	163

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Food products (continued)
The Hershey Company	28,260	$2,932,823
The J.M. Smucker Company	19,455	2,244,134
The WhiteWave Foods Company (I)	43,627	1,786,526
Tiger Brands, Ltd.	13,911	413,738
Tingyi Cayman Islands Holding Corp.	170,000	428,312
Tootsie Roll Industries, Inc. (L)	7,336	241,941
Toyo Suisan Kaisha, Ltd.	13,200	472,327
TreeHouse Foods, Inc. (I)	15,773	1,317,992
Tyson Foods, Inc., Class A	55,971	2,312,162
Ulker Biskuvi Sanayi AS	14,264	110,503
Uni-President China Holdings, Ltd.	112,000	88,007
Uni-President Enterprises Corp.	455,830	763,167
Unilever NV	170,544	7,411,628
Unilever PLC (L)	92,236	4,068,228
Universal Robina Corp.	92,000	454,302
Want Want China Holdings, Ltd.	514,000	566,899
WH Group, Ltd. (I)(S)	611,000	340,251
Wilmar International, Ltd.	202,700	480,766
Yakult Honsha Company, Ltd.	13,200	838,783
Yamazaki Baking Company, Ltd.	16,000	266,195
		130,202,357
Household products - 1.3%
Central Garden & Pet Company, Class A (I)	5,448	52,737
Church & Dwight Company, Inc.	33,472	2,849,806
Colgate-Palmolive Company	163,592	11,585,585
Energizer Holdings, Inc.	15,537	2,079,317
Harbinger Group, Inc. (I)	10,532	129,754
Henkel AG & Company, KGaA	11,788	1,239,460
Kimberly-Clark Corp.	71,112	7,798,142
Kimberly-Clark de Mexico SAB de CV	112,900	228,939
LG Household & Health Care, Ltd.	798	487,556
Orchids Paper Products Company	1,067	30,068
Reckitt Benckiser Group PLC	46,695	4,214,777
Svenska Cellulosa AB SCA, B Shares	46,223	1,148,059
The Clorox Company	24,703	2,683,734
The Procter & Gamble Company	516,022	43,928,953
Unicharm Corp.	55,900	1,547,662
Unilever Indonesia Tbk PT	149,445	416,054
WD-40 Company	1,895	153,874
		80,574,477
Personal products - 0.3%
AMOREPACIFIC Corp.	274	712,753
AMOREPACIFIC Group	245	298,419
Avon Products, Inc.	84,583	719,801
Beiersdorf AG	10,071	873,998
Elizabeth Arden, Inc. (I)(L)	3,254	54,505
Hengan International Group Company, Ltd.	63,500	729,519
Hypermarcas SA	22,679	152,789
Inter Parfums, Inc.	2,210	62,830
Kao Corp.	77,500	3,465,104
L’Oreal SA	21,875	3,964,644
Medifast, Inc. (I)	1,478	46,764
Natura Cosmeticos SA	11,540	114,190
Nature’s Sunshine Products, Inc.	1,600	20,880
Nutraceutical International Corp. (I)	1,173	19,214
Revlon, Inc., Class A (I)	1,437	48,513
Shiseido Company, Ltd.	53,900	942,584
The Estee Lauder Companies, Inc., Class A	42,776	3,536,292
USANA Health Sciences, Inc. (I)	703	70,307
		15,833,106

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Tobacco - 1.2%
Altria Group, Inc.	377,441	$21,246,154
British American Tobacco Malaysia BHD	8,498	162,883
British American Tobacco PLC	134,015	7,813,345
Gudang Garam Tbk PT	45,682	188,594
Imperial Tobacco Group PLC	68,792	3,385,419
Japan Tobacco, Inc.	165,300	5,217,868
KT&G Corp.	9,339	680,383
Lorillard, Inc.	68,754	4,704,149
Philip Morris International, Inc.	296,742	24,617,716
Reynolds American, Inc.	58,842	4,449,632
Souza Cruz SA	25,244	225,725
Swedish Match AB	16,029	504,857
Universal Corp.	2,873	137,645
Vector Group, Ltd.	9,545	220,012
		73,554,382
		541,703,244
Energy - 6.6%
Energy equipment and services - 1.0%
Amec Foster Wheeler PLC	27,500	372,702
Atwood Oceanics, Inc.	14,976	464,406
Baker Hughes, Inc.	82,636	5,165,576
Basic Energy Services, Inc. (I)	4,373	32,535
Bristow Group, Inc.	4,441	275,076
Bumi Armada BHD	99,050	31,257
C&J Energy Services, Inc. (I)	5,715	77,895
Cameron International Corp. (I)	37,717	1,775,716
CARBO Ceramics, Inc. (L)	2,440	88,914
China Oilfield Services, Ltd., H Shares	156,000	236,505
Diamond Offshore Drilling, Inc. (L)	12,760	388,287
Dresser-Rand Group, Inc. (I)	19,179	1,560,979
Dril-Quip, Inc. (I)	9,877	717,663
Ensco PLC, Class A	44,778	1,095,718
Era Group, Inc. (I)	2,579	56,893
Exterran Holdings, Inc.	7,310	237,356
FMC Technologies, Inc. (I)	44,661	1,783,314
FMSA Holdings, Inc. (I)(L)	3,406	22,956
Forum Energy Technologies, Inc. (I)	7,596	148,350
Geospace Technologies Corp. (I)	1,637	30,497
Gulf Island Fabrication, Inc.	2,073	33,230
Gulfmark Offshore, Inc., Class A	3,596	59,118
Halliburton Company	161,859	6,950,225
Helix Energy Solutions Group, Inc. (I)	37,756	582,953
Helmerich & Payne, Inc.	20,675	1,386,466
Hercules Offshore, Inc. (I)(L)	24,006	10,803
Hornbeck Offshore Services, Inc. (I)	4,549	94,892
ION Geophysical Corp. (I)	16,175	36,879
Key Energy Services, Inc. (I)	17,874	36,642
Matrix Service Company (I)	3,494	64,988
McDermott International, Inc. (I)(L)	30,112	75,280
Nabors Industries, Ltd.	56,149	719,269
National Oilwell Varco, Inc.	82,223	4,468,820
Natural Gas Services Group, Inc. (I)	1,855	35,764
Newpark Resources, Inc. (I)	10,848	102,731
Noble Corp. PLC	48,206	802,148
Nordic American Offshore, Ltd. (L)	2,483	23,291
North Atlantic Drilling, Ltd. (L)	10,340	16,647
Oceaneering International, Inc.	26,275	1,432,776
Oil States International, Inc. (I)	13,304	578,458
Parker Drilling Company (I)	16,312	50,404
Patterson-UTI Energy, Inc.	36,634	684,506
Petrofac, Ltd.	17,943	243,028
PHI, Inc. (I)	1,590	51,230

The accompanying notes are an integral part of the financial statements.	164

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Energy equipment and services (continued)
Pioneer Energy Services Corp. (I)	8,026	$42,698
RigNet, Inc. (I)	1,488	47,051
Rowan Companies PLC, Class A	31,160	673,368
Saipem SpA (I)	20,161	207,116
Sapurakencana Petroleum BHD	235,389	185,691
Schlumberger, Ltd.	245,755	20,682,741
SEACOR Holdings, Inc. (I)	2,327	168,731
Seadrill, Ltd. (L)	22,460	260,012
Subsea 7 SA	15,804	156,262
Superior Energy Services, Inc.	38,074	852,096
Technip SA	8,835	574,778
Tenaris SA	37,104	529,455
Tesco Corp.	4,437	47,165
TETRA Technologies, Inc. (I)	10,082	60,190
Tidewater, Inc. (L)	12,442	350,864
Transocean, Ltd. (L)	65,080	1,049,740
Transocean, Ltd. (L)	37,130	592,305
U.S. Silica Holdings, Inc. (L)	6,721	217,828
Unit Corp. (I)	11,536	352,309
Vantage Drilling Company (I)	33,094	12,245
Willbros Group, Inc. (I)	5,249	33,279
WorleyParsons, Ltd.	17,050	132,840
		60,331,907
Oil, gas and consumable fuels - 5.6%
Abraxas Petroleum Corp. (I)	11,962	36,484
Adams Resources & Energy, Inc.	324	21,669
Adaro Energy Tbk PT	1,333,145	98,885
Alon USA Energy, Inc.	3,200	44,608
Alpha Natural Resources, Inc. (I)(L)	28,648	36,383
AltaGas, Ltd.	10,987	395,412
Anadarko Petroleum Corp.	96,747	8,149,000
Apache Corp.	71,944	4,736,793
Approach Resources, Inc. (I)(L)	5,087	39,323
ARC Resources, Ltd. (L)	26,506	512,055
Arch Coal, Inc. (I)(L)	26,134	34,236
Ardmore Shipping Corp.	2,572	27,186
Banpu PCL	104,811	98,068
Baytex Energy Corp. (L)	13,822	225,668
BG Group PLC	244,963	3,606,511
Bill Barrett Corp. (I)(L)	6,335	63,603
Bonanza Creek Energy, Inc. (I)	4,078	109,902
BP PLC	1,323,548	9,114,911
Cabot Oil & Gas Corp.	78,911	2,288,419
California Resources Corp.	153,417	1,098,466
Callon Petroleum Company (I)	7,347	53,780
Caltex Australia, Ltd.	10,263	294,845
Cameco Corp.	32,226	497,530
Canadian Natural Resources, Ltd.	88,422	2,571,813
Canadian Oil Sands, Ltd.	39,609	355,185
Carrizo Oil & Gas, Inc. (I)	5,704	271,453
Cenovus Energy, Inc.	62,117	1,071,805
Chesapeake Energy Corp.	99,170	1,654,156
Chevron Corp.	361,057	38,517,561
China Coal Energy Company, Ltd., H Shares (L)	346,295	186,604
China Petroleum & Chemical Corp., H Shares	2,213,639	1,852,958
China Shenhua Energy Company, Ltd., H Shares	294,500	772,825
Cimarex Energy Company	16,681	1,829,572
Clayton Williams Energy, Inc. (I)	757	37,138
Clean Energy Fuels Corp. (I)(L)	8,855	53,219
Cloud Peak Energy, Inc. (I)	7,880	65,325
CNOOC, Ltd.	1,546,716	2,212,893

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Comstock Resources, Inc. (L)	6,395	$33,254
ConocoPhillips	235,113	15,329,368
CONSOL Energy, Inc.	44,012	1,417,186
Contango Oil & Gas Company (I)	2,168	51,013
Cosan SA Industria e Comercio	8,694	86,782
Crescent Point Energy Corp. (L)	34,661	855,365
Delek Group, Ltd.	475	112,344
Delek US Holdings, Inc.	7,385	275,313
Denbury Resources, Inc. (L)	65,191	547,604
Devon Energy Corp.	73,477	4,525,448
DHT Holdings, Inc.	11,683	80,613
Diamondback Energy, Inc. (I)	5,239	373,069
Eclipse Resources Corp. (I)(L)	4,198	30,100
Ecopetrol SA	354,673	295,800
Empresas COPEC SA	38,503	449,257
Enbridge, Inc.	68,632	3,191,407
Encana Corp.	61,112	796,348
Energen Corp.	18,316	1,183,946
Energy Absolute PCL	82,100	76,818
Energy Absolute PCL	95,500	89,254
Energy XXI, Ltd. (L)	12,653	60,102
Enerplus Corp. (L)	17,598	177,233
Eni SpA	199,069	3,710,549
EOG Resources, Inc.	104,679	9,391,800
EQT Corp.	28,951	2,310,579
Evolution Petroleum Corp.	3,258	22,220
EXCO Resources, Inc. (L)	19,709	41,389
Exxaro Resources, Ltd.	11,298	110,644
Exxon Mobil Corp.	808,739	71,605,751
Formosa Petrochemical Corp.	115,000	251,053
Frontline, Ltd. (I)(L)	8,673	21,769
Galp Energia SGPS SA	37,766	443,209
GasLog, Ltd.	5,303	104,946
Gastar Exploration, Inc. (I)	10,251	30,753
Goodrich Petroleum Corp. (I)(L)	4,951	22,180
Green Plains, Inc.	4,694	109,136
Grupa Lotos SA (I)	6,959	48,895
GS Holdings Corp.	4,229	170,280
Gulfport Energy Corp. (I)	21,401	980,380
Halcon Resources Corp. (I)(L)	32,311	62,037
Hess Corp.	48,569	3,646,561
HollyFrontier Corp.	48,974	2,154,366
Husky Energy, Inc.	28,986	651,321
Idemitsu Kosan Company, Ltd.	12,800	224,981
Imperial Oil, Ltd.	24,829	958,124
Indo Tambangraya Megah Tbk PT	36,428	47,573
Inner Mongolia Yitai Coal Co.	92,600	125,957
Inpex Corp.	131,000	1,548,408
Inter Pipeline Ltd. (L)	26,996	716,956
IRPC PCL	985,065	135,892
JX Holdings, Inc.	336,400	1,363,116
Keyera Corp.	6,906	462,555
Kinder Morgan, Inc.	324,492	13,307,417
Koninklijke Vopak NV	7,132	374,471
Kunlun Energy Company, Ltd.	274,000	269,916
Lundin Petroleum AB (I)	16,197	238,461
Magnum Hunter Resources Corp. (I)(L)	24,767	65,385
Marathon Oil Corp.	128,983	3,593,466
Marathon Petroleum Corp.	53,520	5,619,600
Matador Resources Company (I)	9,212	199,532
MEG Energy Corp. (I)	12,868	215,239
MOL Hungarian Oil and Gas PLC	3,198	141,594
Murphy Oil Corp.	31,808	1,618,709

The accompanying notes are an integral part of the financial statements.	165

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Navios Maritime Acquisition Corp.	10,636	$37,332
Neste Oil OYJ	13,016	339,533
Newfield Exploration Company (I)	25,922	856,204
Noble Energy, Inc.	68,874	3,252,919
Nordic American Tankers, Ltd. (L)	11,072	113,267
Northern Oil and Gas, Inc. (I)(L)	8,141	70,175
Occidental Petroleum Corp.	148,132	11,536,520
OMV AG	14,993	431,288
ONEOK, Inc.	39,772	1,760,309
Origin Energy, Ltd.	85,685	816,285
Pacific Ethanol, Inc. (I)(L)	3,188	29,266
Pacific Rubiales Energy Corp.	28,418	84,793
Panhandle Oil and Gas, Inc., Class A	1,790	36,176
Paramount Resources, Ltd. (I)	5,191	129,183
Parsley Energy, Inc., Class A (I)	6,630	98,721
PDC Energy, Inc. (I)	4,483	231,681
Peabody Energy Corp. (L)	67,918	536,552
Pembina Pipeline Corp. (L)	27,145	868,136
Penn Virginia Corp. (I)(L)	8,388	55,696
Penn West Petroleum, Ltd. (L)	45,636	91,630
PetroChina Company, Ltd., H Shares	1,831,739	2,133,127
Petroleo Brasileiro SA	199,907	670,163
Petronas Dagangan BHD	16,000	86,889
Petroquest Energy, Inc. (I)	8,446	24,662
Peyto Exploration & Development Corp. (L)	11,797	329,912
Phillips 66	105,720	8,294,791
Pioneer Natural Resources Company	28,447	4,338,736
Polski Koncern Naftowy Orlen SA	28,260	415,957
Polskie Gornictwo Naftowe i Gazownictwo SA	148,075	200,898
PrairieSky Royalty, Ltd.	10,568	267,307
PTT Exploration & Production PCL	106,746	373,099
PTT PCL	89,469	949,207
QEP Resources, Inc.	30,770	660,940
Range Resources Corp.	32,245	1,597,417
Reliance Industries, Ltd., GDR (S)	7,867	219,489
Reliance Industries, Ltd., GDR (S)	6,900	192,338
Renewable Energy Group, Inc. (I)	4,576	40,818
Repsol SA	82,167	1,584,343
Resolute Energy Corp. (I)	12,273	13,009
REX American Resources Corp. (I)	809	43,977
Rex Energy Corp. (I)(L)	6,631	32,492
Ring Energy, Inc. (I)(L)	2,705	25,698
Rosetta Resources, Inc. (I)	23,156	410,556
Royal Dutch Shell PLC, A Shares	283,355	9,231,279
Royal Dutch Shell PLC, B Shares	175,276	5,940,773
RSP Permian, Inc. (I)	2,923	79,389
S-Oil Corp.	3,711	218,687
Sanchez Energy Corp. (I)(L)	6,624	88,762
Santos, Ltd.	76,399	472,177
Sasol, Ltd.	46,054	1,662,453
Scorpio Tankers, Inc.	20,378	176,473
SemGroup Corp., Class A	5,280	408,197
Ship Finance International, Ltd. (L)	7,175	114,872
Showa Shell Sekiyu KK	28,100	268,887
SK Innovation Company, Ltd.	5,105	480,341
SM Energy Company	16,865	818,290
Solazyme, Inc. (I)(L)	10,800	28,836
Southwestern Energy Company (I)	67,507	1,693,076
Spectra Energy Corp.	128,136	4,547,547
Statoil ASA	65,321	1,227,063
Stone Energy Corp. (I)	7,162	121,324
Suncor Energy, Inc. (L)	118,976	3,571,850
Swift Energy Company (I)(L)	6,594	20,639

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Oil, gas and consumable fuels (continued)
Synergy Resources Corp. (I)	8,401	$100,392
Talisman Energy, Inc.	85,177	662,965
Tambang Batubara Bukit Asam Persero Tbk PT	74,390	61,357
Teekay Tankers, Ltd., Class A (L)	10,372	60,676
Tesoro Corp.	24,117	2,214,905
Thai Oil PCL	80,040	129,975
The Williams Companies, Inc.	128,467	6,300,022
TonenGeneral Sekiyu KK	41,000	387,416
Total SA	186,198	10,003,424
Tourmaline Oil Corp. (I)	13,810	429,291
Transatlantic Petroleum, Ltd. (I)	3,860	18,489
TransCanada Corp.	57,633	2,525,968
Triangle Petroleum Corp. (I)(L)	8,755	43,425
Tullow Oil PLC	64,393	383,369
Tupras Turkiye Petrol Rafinerileri AS	11,632	245,730
Ultrapar Participacoes SA	23,822	500,847
VAALCO Energy, Inc. (I)	6,560	31,750
Valero Energy Corp.	99,563	6,142,041
Vermilion Energy, Inc. (L)	8,627	387,977
W&T Offshore, Inc. (L)	4,877	29,116
Western Refining, Inc.	24,861	1,170,953
Westmoreland Coal Company (I)	1,879	52,988
Woodside Petroleum, Ltd.	57,453	1,576,950
World Fuel Services Corp.	18,031	987,197
WPX Energy, Inc. (I)	50,885	548,540
Yanzhou Coal Mining Company, Ltd., H Shares (L)	163,210	134,574
		350,773,781
		411,105,688
Financials - 19.1%
Banks - 7.8%
1st Source Corp.	1,809	55,844
Agricultural Bank of China, Ltd., H Shares	1,870,000	928,005
Akbank TAS	170,698	558,486
Alior Bank SA (I)	4,225	94,306
Alliance Financial Group BHD	68,540	91,655
Alpha Bank AE (I)	389,999	161,479
Ameris Bancorp	3,325	87,015
AMMB Holdings BHD	128,600	227,835
Aozora Bank, Ltd.	172,000	620,041
Arrow Financial Corp. (L)	1,637	43,708
Associated Banc-Corp.	38,028	708,842
Australia & New Zealand Banking Group, Ltd.	215,577	5,947,274
Banc of California, Inc.	4,957	54,130
Banca Monte dei Paschi di Siena SpA (I)(L)	333,946	230,573
Banco Bilbao Vizcaya Argentaria SA	475,472	4,756,583
Banco Bradesco SA	42,178	556,332
Banco Comercial Portugues SA (I)(L)	3,579,491	331,967
Banco de Chile	2,006,821	234,485
Banco de Credito e Inversiones	2,929	135,258
Banco de Sabadell SA	269,857	738,940
Banco do Brasil SA	57,491	482,606
Banco Espirito Santo SA (I)	322,715	2,226
Banco Latinoamericano de Comercio Exterior SA	3,726	117,183
Banco Popolare SC (I)	28,015	431,304
Banco Popular Espanol SA	141,920	651,083
Banco Santander Brasil SA	27,826	138,684
Banco Santander Chile	5,600,098	293,566
Banco Santander SA	1,116,506	8,163,463
BancorpSouth, Inc.	33,270	744,915

The accompanying notes are an integral part of the financial statements.	166

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Bangkok Bank PCL	28,200	$159,602
Bangkok Bank PCL (Foreign Shares)	21,361	121,583
Bank Central Asia Tbk PT	1,199,330	1,307,762
Bank Danamon Indonesia Tbk PT	308,401	114,478
Bank Handlowy w Warszawie SA	3,072	87,715
Bank Hapoalim, Ltd.	109,777	495,607
Bank Leumi Le-Israel, Ltd. (I)	137,143	474,342
Bank Mandiri Persero Tbk PT	908,928	842,997
Bank Millennium SA	41,427	78,794
Bank Negara Indonesia Persero Tbk PT	728,353	386,822
Bank of America Corp.	2,008,543	31,755,065
Bank of China, Ltd., H Shares	6,906,321	3,980,814
Bank of Communications Company, Ltd., H Shares	763,076	657,968
Bank of East Asia, Ltd.	212,293	869,656
Bank of Hawaii Corp. (L)	10,979	661,595
Bank of Ireland (I)	2,585,391	981,680
Bank of Kentucky Financial Corp.	955	45,382
Bank of Marin Bancorp	803	40,287
Bank of Montreal (L)	53,051	3,287,201
Bank of Queensland, Ltd.	27,644	300,919
Bank of the Ozarks, Inc.	10,507	384,556
Bank of the Philippine Islands	81,010	177,113
Bank Pekao SA	11,514	576,694
Bank Rakyat Indonesia Persero Tbk PT	1,079,777	1,074,684
Bank Zachodni WBK SA	2,943	265,783
Bankia SA (I)	364,498	527,855
Bankinter SA	53,618	417,927
Banner Corp.	2,502	109,237
Barclays Africa Group, Ltd.	28,797	475,698
Barclays PLC	1,181,000	4,676,560
BB&T Corp.	137,612	5,236,137
BBCN Bancorp, Inc.	10,065	138,394
BDO Unibank, Inc.	168,450	424,011
Bendigo and Adelaide Bank, Ltd.	35,517	355,556
Blue Hills Bancorp, Inc. (I)	3,938	50,682
BNC Bancorp	2,638	42,788
BNP Paribas SA	92,258	5,361,922
BOC Hong Kong Holdings, Ltd.	618,000	2,174,518
Boston Private Financial Holdings, Inc.	10,165	127,571
Bridge Bancorp, Inc.	1,606	39,877
Bryn Mawr Bank Corp.	2,309	69,131
BS Financial Group, Inc.	16,638	226,103
CaixaBank SA	181,310	839,762
Camden National Corp.	1,118	42,596
Canadian Imperial Bank of Commerce	32,740	2,505,588
Capital Bank Financial Corp., Class A (I)	3,014	80,022
Cardinal Financial Corp.	4,460	87,282
Cascade Bancorp (I)	6,088	29,466
Cathay General Bancorp	28,498	736,103
Centerstate Banks, Inc.	4,629	54,298
Central Pacific Financial Corp.	2,054	47,119
Chang Hwa Commercial Bank	445,201	261,268
Chemical Financial Corp.	4,111	124,070
China CITIC Bank Corp., Ltd., H Shares	713,200	540,783
China Construction Bank Corp., H Shares	6,271,196	5,222,130
China Development Financial Holdings Corp.	1,307,000	452,433
China Everbright Bank Company, Ltd.	245,000	129,811
China Merchants Bank Company, Ltd., H Shares	399,855	910,691
China Minsheng Banking Corp., Ltd., H Shares	543,000	657,782
Chongqing Rural Commercial Bank, H Shares	223,000	139,109

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
CIMB Group Holdings BHD	329,700	$544,114
Citigroup, Inc.	578,630	30,331,785
Citizens & Northern Corp.	1,863	35,863
City Holding Company	2,147	99,084
City National Corp.	11,998	1,084,259
CNB Financial Corp.	1,937	32,755
CoBiz Financial, Inc.	4,531	51,155
Columbia Banking System, Inc.	7,224	203,572
Comerica, Inc.	34,331	1,571,673
Commerce Bancshares, Inc.	20,719	860,253
Commercial International Bank	75,310	539,908
Commerzbank AG (I)	97,092	1,308,797
Commonwealth Bank of Australia	126,770	9,094,257
Community Bank Systems, Inc.	5,100	181,152
Community Trust Bancorp, Inc.	2,252	73,505
ConnectOne Bancorp, Inc.	3,389	61,883
Corpbanca SA	12,174,828	148,578
Credicorp, Ltd.	6,200	900,364
Credit Agricole SA	89,853	1,260,635
CTBC Financial Holding Company, Ltd.	1,351,193	897,384
CU Bancorp (I)	1,483	30,624
Cullen/Frost Bankers, Inc.	13,727	930,691
Customers Bancorp, Inc. (I)	3,605	79,815
CVB Financial Corp.	13,339	208,755
Danske Bank A/S	64,446	1,705,480
DBS Group Holdings, Ltd.	181,172	2,597,790
DGB Financial Group, Inc.	13,858	146,221
DNB ASA	56,999	926,947
E.Sun Financial Holding Company, Ltd.	608,194	379,060
Eagle Bancorp, Inc. (I)	3,339	124,044
East West Bancorp, Inc.	35,918	1,434,924
Enterprise Financial Services Corp.	2,905	58,449
Erste Group Bank AG	28,734	751,856
Eurobank Ergasias SA (I)	820,010	126,143
FCB Financial Holdings, Inc., Class A (I)	1,109	28,169
Fidelity Southern Corp.	2,227	35,164
Fifth Third Bancorp	157,596	3,051,059
Financial Institutions, Inc.	2,368	53,327
First BanCorp (I)	13,262	87,397
First Bancorp North Carolina	2,568	45,145
First Busey Corp.	9,355	59,217
First Business Financial Services, Inc.	590	27,435
First Citizens BancShares, Inc., Class A	1,157	291,853
First Commonwealth Financial Corp.	12,149	103,024
First Community Bancshares, Inc.	2,299	36,968
First Connecticut Bancorp, Inc.	2,595	38,562
First Financial Bancorp	7,199	125,479
First Financial Bankshares, Inc. (L)	8,075	212,130
First Financial Corp.	1,547	52,057
First Financial Holding Company, Ltd.	713,582	420,283
First Horizon National Corp.	58,860	841,109
First Interstate Bancsystem, Inc., Class A	2,535	66,899
First Merchants Corp.	4,653	104,972
First Midwest Bancorp, Inc.	9,402	160,774
First NBC Bank Holding Company (I)	1,908	62,430
First Niagara Financial Group, Inc.	88,559	784,633
FirstMerit Corp.	61,770	1,121,126
Flushing Financial Corp.	3,762	73,660
FNB Corp.	21,021	269,699
Fukuoka Financial Group, Inc.	116,000	622,585
Fulton Financial Corp.	46,356	560,908
Getin Noble Bank SA (I)	90,137	45,192
Glacier Bancorp, Inc.	9,324	226,480

The accompanying notes are an integral part of the financial statements.	167

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Great Southern Bancorp, Inc.	1,507	$56,392
Great Western Bancorp, Inc.	2,136	49,128
Grupo Financiero Banorte SAB de CV, Series O	183,600	993,549
Grupo Financiero Inbursa SAB de CV, Series O	172,200	480,234
Grupo Financiero Santander Mexico SAB de CV, Class B	135,400	298,057
Guaranty Bancorp	2,099	31,968
Hana Financial Group, Inc.	24,647	675,252
Hancock Holding Company	30,634	896,657
Hang Seng Bank, Ltd.	127,400	2,318,236
Hanmi Financial Corp.	4,261	84,070
HDFC Bank, Ltd., ADR	7,626	472,888
Heartland Financial USA, Inc.	2,052	63,017
Heritage Commerce Corp.	3,329	27,897
Heritage Financial Corp.	3,850	62,062
Heritage Oaks Bancorp	3,360	25,872
Hilltop Holdings, Inc. (I)	9,412	175,063
Hokuhoku Financial Group, Inc.	182,000	430,879
Home BancShares, Inc.	6,806	215,410
HomeTrust Bancshares, Inc. (I)	2,817	44,452
Hong Leong Bank BHD	36,800	146,547
Hong Leong Financial Group BHD	14,100	65,760
Horizon Bancorp	1,377	31,120
HSBC Holdings PLC	1,376,946	12,274,360
Hua Nan Financial Holdings Company, Ltd.	577,027	330,091
Hudson Valley Holding Corp.	1,935	50,291
Huntington Bancshares, Inc.	155,773	1,704,157
IBERIABANK Corp.	3,910	246,799
ICICI Bank, Ltd., ADR	35,550	414,158
Independent Bank Corp. (MA)	3,024	126,464
Independent Bank Corp. (MI)	3,185	40,609
Independent Bank Group, Inc.	1,211	43,681
Industrial & Commercial Bank of China, Ltd.,
H Shares	6,413,270	4,711,280
Industrial Bank of Korea	21,049	258,800
ING Groep NV (I)	403,958	5,991,984
International Bancshares Corp.	21,355	528,750
Intesa Sanpaolo RSP	70,376	212,530
Intesa Sanpaolo SpA	913,147	3,047,005
Investors Bancorp, Inc.	43,780	502,594
Irish Bank Resolution Corp., Ltd. (I)	29,183	0
JPMorgan Chase & Co.	713,932	43,749,753
Kasikornbank PCL	50,739	340,466
Kasikornbank PCL	109,320	730,282
KB Financial Group, Inc.	32,889	1,170,851
KBC Groep NV	33,532	2,029,603
KeyCorp	165,629	2,307,212
Komercni Banka AS	1,378	296,954
Krung Thai Bank PCL	311,251	219,503
Lakeland Bancorp, Inc.	4,847	52,687
Lakeland Financial Corp.	2,215	86,474
LegacyTexas Financial Group, Inc.	5,032	115,736
Lloyds Banking Group PLC (I)	4,105,195	5,000,664
M&T Bank Corp.	25,232	3,053,072
Macatawa Bank Corp.	4,568	24,667
MainSource Financial Group, Inc.	2,593	48,515
Malayan Banking BHD	302,133	770,932
MB Financial, Inc.	8,219	256,351
mBank	1,242	153,214
Mega Financial Holding Company, Ltd.	977,575	775,388
Mercantile Bank Corp.	2,149	40,852

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Metro Bancorp, Inc.	1,867	$47,179
Metropolitan Bank & Trust Company	24,710	51,846
MidWestOne Financial Group, Inc.	988	28,415
Mitsubishi UFJ Financial Group, Inc.	1,916,100	12,479,462
Mizrahi Tefahot Bank, Ltd.	14,020	144,949
Mizuho Financial Group, Inc.	3,467,600	6,389,919
National Australia Bank, Ltd.	184,932	5,471,625
National Bank Holdings Corp., Class A	4,897	91,280
National Bank of Canada	27,581	1,061,453
National Bank of Greece SA (I)	161,848	240,767
National Bankshares, Inc. (L)	1,178	34,233
National Penn Bancshares, Inc.	15,500	166,315
Natixis	81,301	587,487
NBT Bancorp, Inc.	5,477	131,503
Nedbank Group, Ltd.	17,006	373,077
NewBridge Bancorp	4,758	39,491
Nordea Bank AB	241,480	3,255,737
OFG Bancorp	5,673	98,994
Old National Bancorp	14,698	207,095
Opus Bank	712	20,741
OTP Bank PLC	18,563	293,555
Oversea-Chinese Banking Corp., Ltd.	304,664	2,340,068
Pacific Continental Corp.	2,474	33,622
Pacific Premier Bancorp, Inc. (I)	2,370	37,399
PacWest Bancorp	24,224	1,110,307
Park National Corp. (L)	1,443	122,828
Park Sterling Corp.	6,245	42,466
Peapack Gladstone Financial Corp.	1,882	36,981
Penns Woods Bancorp, Inc.	732	33,848
Peoples Bancorp, Inc.	2,346	55,694
Peoples Financial Services Corp. (L)	982	40,704
Pinnacle Financial Partners, Inc.	4,450	186,900
Piraeus Bank SA (I)	217,715	138,142
Powszechna Kasa Oszczednosci Bank Polski SA	74,245	652,273
Preferred Bank	1,559	42,015
PrivateBancorp, Inc.	8,912	309,514
Prosperity Bancshares, Inc.	23,611	1,221,397
Public Bank BHD	178,462	906,871
Raiffeisen Bank International AG (L)	11,884	179,287
Regions Financial Corp.	263,193	2,529,285
Renasant Corp.	4,068	115,857
Republic Bancorp, Inc., Class A	1,396	33,378
Resona Holdings, Inc.	331,900	1,865,542
RHB Capital BHD	33,916	74,927
Royal Bank of Canada	117,331	7,349,964
Royal Bank of Scotland Group PLC (I)	182,130	1,029,388
S&T Bancorp, Inc.	3,795	107,512
Sandy Spring Bancorp, Inc.	3,369	86,853
Seacoast Banking Corp. of Florida (I)	2,690	35,508
Seven Bank, Ltd.	88,600	429,651
Shinhan Financial Group Company, Ltd.	36,364	1,448,561
Shinsei Bank, Ltd.	248,000	476,950
Siam Commercial Bank PCL	134,209	703,632
Sierra Bancorp	1,767	28,590
Signature Bank (I)	12,589	1,552,853
Simmons First National Corp., Class A	2,244	91,892
SinoPac Financial Holdings Company, Ltd.	707,543	288,944
Skandinaviska Enskilda Banken AB, Series A	119,958	1,513,507
Societe Generale SA	63,155	2,909,961
South State Corp.	3,042	205,426
Southside Bancshares, Inc. (L)	3,113	89,374
Southwest Bancorp, Inc.	3,035	50,563

The accompanying notes are an integral part of the financial statements.	168

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Square 1 Financial, Inc., Class A (I)	946	$26,185
Standard Bank Group, Ltd.	100,796	1,317,256
Standard Chartered PLC	177,635	2,713,014
State Bank Financial Corp.	4,703	95,941
State Bank of India, GDR	10,258	501,255
Sterling Bancorp	10,416	142,908
Stock Yards Bancorp, Inc.	1,899	63,047
Stonegate Bank	1,358	39,504
Suffolk Bancorp	1,670	37,575
Sumitomo Mitsui Financial Group, Inc.	191,300	7,622,075
Sumitomo Mitsui Trust Holdings, Inc.	499,000	2,073,178
SunTrust Banks, Inc.	99,646	4,085,486
Suruga Bank, Ltd.	27,000	568,040
Susquehanna Bancshares, Inc.	23,193	311,018
SVB Financial Group (I)	12,723	1,563,657
Svenska Handelsbanken AB, A Shares	39,530	1,989,705
Swedbank AB, A Shares	71,684	1,865,881
Synovus Financial Corp.	34,171	956,446
Taishin Financial Holdings Company, Ltd.	799,422	341,665
Taiwan Business Bank (I)	337,876	100,229
Taiwan Cooperative Financial
Holding Company, Ltd.	629,652	323,416
Talmer Bancorp, Inc., Class A	2,298	32,471
TCF Financial Corp.	41,842	656,501
Texas Capital Bancshares, Inc. (I)	5,717	265,440
The Bancorp, Inc. (I)	4,663	43,552
The Bank of Kyoto, Ltd.	51,000	499,772
The Bank of Nova Scotia	99,397	5,312,146
The Bank of Yokohama, Ltd.	174,000	1,079,247
The Chiba Bank, Ltd.	112,000	844,076
The Chugoku Bank, Ltd.	24,300	374,188
The First of Long Island Corp.	1,694	41,571
The Gunma Bank, Ltd.	56,000	400,693
The Hachijuni Bank, Ltd.	61,000	456,624
The Hiroshima Bank, Ltd.	75,000	412,532
The Iyo Bank, Ltd.	36,300	452,749
The Joyo Bank, Ltd.	98,000	526,371
The PNC Financial Services Group, Inc.	100,502	9,242,164
The Shizuoka Bank, Ltd.	80,000	820,642
The Toronto-Dominion Bank	150,047	6,577,534
TMB Bank PCL	1,163,972	108,729
Tompkins Financial Corp.	1,705	88,575
Towne Bank	5,277	81,794
Trico Bancshares	3,118	74,520
TriState Capital Holdings, Inc. (I)	2,957	28,653
Trustmark Corp.	25,252	582,059
Turkiye Garanti Bankasi AS	218,726	783,238
Turkiye Halk Bankasi AS	59,262	353,374
Turkiye Is Bankasi, Class C	149,861	376,321
Turkiye Vakiflar Bankasi Tao, Class D	70,878	148,875
U.S. Bancorp	341,734	15,244,754
UMB Financial Corp.	4,683	241,362
Umpqua Holdings Corp.	74,930	1,239,342
UniCredit SpA	343,641	2,285,169
Union Bankshares Corp.	5,929	129,667
Unione di Banche Italiane SCPA	67,930	532,417
United Bankshares, Inc. (L)	8,498	318,250
United Community Banks, Inc.	6,346	120,701
United Overseas Bank, Ltd.	135,614	2,293,770
Univest Corp. of Pennsylvania	2,378	45,158
Valley National Bancorp	82,143	788,573
Washington Trust Bancorp, Inc.	1,752	65,788
Webster Financial Corp.	33,584	1,159,656

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Wells Fargo & Company	901,556	$49,396,253
WesBanco, Inc.	3,313	108,468
WestAmerica Bancorp.	3,413	146,998
Western Alliance Bancorp (I)	9,342	265,219
Westpac Banking Corp.	243,142	7,232,329
Wilshire Bancorp, Inc.	9,249	87,958
Wintrust Financial Corp.	5,735	270,061
Woori Bank Company, Ltd.	25,204	217,553
Yadkin Financial Corp. (I)	2,885	55,536
Yamaguchi Financial Group, Inc.	32,000	377,066
Yapi ve Kredi Bankasi AS	82,970	153,667
Zions Bancorporation	38,605	1,032,105
		480,705,186
Capital markets - 1.9%
3i Group PLC	70,135	532,817
Aberdeen Asset Management PLC	66,166	477,511
Affiliated Managers Group, Inc. (I)	10,616	2,297,515
Ameriprise Financial, Inc.	35,234	4,708,319
Arlington Asset Investment Corp., Class A	2,739	68,448
Ashford, Inc. (I)	119	16,423
BGC Partners, Inc., Class A	21,951	199,315
BlackRock, Inc.	24,324	9,034,420
Brait SE (I)	28,587	191,553
Calamos Asset Management, Inc., Class A	2,377	30,354
CETIP SA - Mercados Organizados	13,536	164,229
China Cinda Asset Management
Company, Ltd., H Shares (I)	456,000	225,297
China Everbright, Ltd.	75,784	185,836
China Galaxy Securities Company, Ltd.,
H Shares	144,000	170,337
CI Financial Corp. (L)	20,050	563,280
CITIC Securities Company, Ltd., H Shares	92,500	329,339
Cohen & Steers, Inc.	2,449	102,050
Coronation Fund Managers, Ltd.	19,225	170,613
Cowen Group, Inc., Class A (I)	15,194	80,376
Credit Suisse Group AG (I)	156,917	3,827,495
Daewoo Securities Company, Ltd.	15,645	151,788
Daiwa Securities Group, Inc.	250,000	2,021,775
Deutsche Bank AG	138,606	4,554,780
Diamond Hill Investment Group, Inc.	356	50,096
E*TRADE Financial Corp. (I)	54,900	1,429,322
Eaton Vance Corp.	29,590	1,245,739
Evercore Partners, Inc., Class A	4,139	212,041
FBR & Company (I)	1,324	32,107
Federated Investors, Inc., Class B	23,816	784,261
Financial Engines, Inc. (L)	6,461	260,378
Franklin Resources, Inc.	74,894	4,031,544
GAMCO Investors, Inc., Class A	786	59,343
GFI Group, Inc.	9,901	60,297
Greenhill & Company, Inc.	3,598	139,279
Haitong Securities Company, Ltd., H Shares	116,800	278,794
Hargreaves Lansdown PLC	16,606	288,746
HFF, Inc., Class A	4,070	144,811
ICAP PLC	38,866	320,567
IGM Financial, Inc. (L)	9,636	341,395
INTL. FCStone, Inc. (I)	2,390	65,080
Invesco, Ltd.	82,293	3,313,939
Investec PLC	39,188	348,838
Investec, Ltd.	20,736	182,668
Investment Technology Group, Inc. (I)	4,601	103,615
Janus Capital Group, Inc.	55,245	910,438
Julius Baer Group, Ltd. (I)	22,942	1,060,039
KCG Holdings, Inc., Class A (I)	5,575	70,134

The accompanying notes are an integral part of the financial statements.	169

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Capital markets (continued)
Korea Investment Holdings Company, Ltd.	3,363	$167,204
Ladenburg Thalmann Financial Services, Inc. (I)	12,609	48,671
Legg Mason, Inc.	19,391	1,110,523
Macquarie Group, Ltd.	22,619	1,285,569
Manning & Napier, Inc.	2,248	27,021
Mediobanca SpA	46,508	428,501
Mirae Asset Securities Company, Ltd.	1,858	81,961
Moelis & Company, Class A	927	29,831
Morgan Stanley	291,610	10,436,722
Nomura Holdings, Inc.	546,200	3,366,416
Northern Trust Corp.	42,301	2,953,879
OM Asset Management PLC	3,072	55,173
Oppenheimer Holdings, Inc., Class A	1,515	31,967
Partners Group Holding AG	1,765	542,209
Piper Jaffray Companies (I)	2,069	113,278
Raymond James Financial, Inc.	31,521	1,800,795
Safeguard Scientifics, Inc. (I)	2,684	49,412
Samsung Securities Company, Ltd.	5,132	222,884
SBI Holdings, Inc.	30,464	380,406
Schroders PLC	8,892	420,766
SEI Investments Company	32,638	1,404,740
State Street Corp.	79,737	5,936,420
Stifel Financial Corp. (I)	24,309	1,331,404
T. Rowe Price Group, Inc.	49,532	4,091,343
The Bank of New York Mellon Corp.	215,015	8,415,687
The Charles Schwab Corp.	219,463	6,439,044
The Goldman Sachs Group, Inc.	77,356	14,681,395
UBS AG (I)	347,586	6,069,330
UBS Group AG (I)	27,678	486,292
Virtus Investment Partners, Inc.	896	118,245
Waddell & Reed Financial, Inc., Class A	20,921	1,034,753
Walter Investment Management Corp. (I)(L)	4,655	77,599
Westwood Holdings Group, Inc.	1,013	63,292
WisdomTree Investments, Inc.	13,453	251,437
Woori Investment & Securities Company, Ltd.	12,482	139,843
Yuanta Financial Holdings Company, Ltd.	866,100	437,072
		120,368,425
Consumer finance - 0.5%
Acom Company, Ltd. (I)(L)	60,300	193,945
AEON Credit Service Company, Ltd.	17,200	395,162
American Express Company	169,939	13,865,323
Capital One Financial Corp.	106,193	8,358,451
Cash America International, Inc.	3,583	77,321
Compartamos SAB de CV	78,300	148,653
Consumer Portfolio Services, Inc. (I)	3,026	21,061
Credit Acceptance Corp. (I)	787	144,257
Credit Saison Company, Ltd.	22,300	425,055
Discover Financial Services	86,602	5,280,990
Encore Capital Group, Inc. (I)	3,241	129,543
Enova International, Inc. (I)	3,310	76,428
Ezcorp, Inc., Class A (I)	6,711	70,063
First Cash Financial Services, Inc. (I)	3,651	175,759
Green Dot Corp., Class A (I)	3,958	61,389
JG Wentworth, Inc., Class A (I)	1,817	18,806
Navient Corp.	78,400	1,677,760
Nelnet, Inc., Class A	2,529	117,902
Nicholas Financial, Inc. (I)	1,484	22,097
PRA Group, Inc. (I)	6,202	310,658
Regional Management Corp. (I)	1,463	22,823
Samsung Card Company, Ltd.	3,186	108,856
SLM Corp.	105,879	1,002,674
Springleaf Holdings, Inc. (I)	3,056	117,503

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Consumer finance (continued)
World Acceptance Corp. (I)(L)	996	$81,782
		32,904,261
Diversified financial services - 1.6%
African Bank Investments, Ltd. (I)	119,121	3,165
ASX, Ltd.	15,055	518,804
Ayala Corp.	22,350	363,315
Berkshire Hathaway, Inc., Class B (I)	348,251	51,335,680
BM&FBovespa SA	120,365	426,530
CBOE Holdings, Inc.	21,117	1,267,654
Chailease Holding Company, Ltd.	93,470	227,058
CME Group, Inc.	60,468	5,800,695
Corp. Financiera Colombiana SA (I)	85	1,275
Corp. Financiera Colombiana SA	5,906	88,591
Deutsche Boerse AG	19,347	1,577,436
Eurazeo	3,285	241,872
Exor SpA	7,552	336,027
Far East Horizon, Ltd.	117,000	110,082
First Pacific Company, Ltd.	394,000	400,004
FirstRand, Ltd.	259,516	1,188,706
Fubon Financial Holding Company, Ltd.	667,736	1,186,168
Gain Capital Holdings, Inc.	2,850	27,047
Groupe Bruxelles Lambert SA	10,817	945,129
Grupo de Inversiones Suramericana SA	17,281	242,213
HACI Omer Sabanci Holding AS	87,544	338,311
Hong Kong Exchanges & Clearing, Ltd.	185,115	4,275,152
Industrivarden AB, C Shares	13,096	251,735
Intercontinental Exchange Group, Inc.	21,523	5,065,653
Investment AB Kinnevik, B Shares	18,819	632,757
Investor AB, B Shares	36,414	1,446,385
Japan Exchange Group, Inc.	39,200	1,106,013
Leucadia National Corp.	60,642	1,439,035
London Stock Exchange Group PLC	16,234	620,079
MarketAxess Holdings, Inc.	4,692	373,436
Marlin Business Services Corp.	1,181	22,097
McGraw-Hill Financial, Inc.	51,854	5,346,147
Metro Pacific Investments Corp.	1,245,600	152,461
Mitsubishi UFJ Lease & Finance Company, Ltd.	74,500	360,322
Moody’s Corp.	35,061	3,398,813
MSCI, Inc.	28,031	1,572,819
NewStar Financial, Inc. (I)	3,391	33,842
Onex Corp.	7,568	427,225
ORIX Corp.	199,200	2,832,479
Pargesa Holding SA	3,160	237,845
PHH Corp. (I)	6,359	154,397
PICO Holdings, Inc. (I)	2,984	51,235
Remgro, Ltd.	40,264	955,131
RMB Holdings, Ltd.	57,830	336,211
Singapore Exchange, Ltd.	83,800	503,042
The NASDAQ OMX Group, Inc.	22,670	1,137,127
Wendel SA	2,742	333,336
		99,690,536
Insurance - 3.5%
ACE, Ltd.	63,353	7,222,876
Admiral Group PLC	14,442	328,346
Aegon NV	194,562	1,505,065
Aflac, Inc.	86,129	5,361,530
Ageas	30,118	1,083,549
AIA Group, Ltd.	2,017,909	11,841,297
Alleghany Corp. (I)	4,030	1,904,336
Allianz SE	46,093	7,718,392
Ambac Financial Group, Inc. (I)	5,717	142,296

The accompanying notes are an integral part of the financial statements.	170

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
American Equity Investment Life
Holding Company	9,370	$266,951
American Financial Group, Inc.	18,468	1,163,484
American International Group, Inc.	267,387	14,794,523
AMERISAFE, Inc.	2,453	101,898
AMP, Ltd.	235,042	1,228,331
AmTrust Financial Services, Inc. (L)	3,707	199,807
Aon PLC	54,458	5,465,405
Argo Group International Holdings, Ltd.	3,529	169,065
Arthur J. Gallagher & Company	40,377	1,897,315
Aspen Insurance Holdings, Ltd.	15,571	713,930
Assicurazioni Generali SpA	93,284	1,921,634
Assurant, Inc.	13,217	809,806
Atlas Financial Holdings, Inc. (I)	1,620	29,128
Aviva PLC	214,438	1,775,246
AXA SA	159,644	4,044,651
Baldwin & Lyons, Inc., Class B	1,350	31,361
Baloise Holding AG	5,107	664,475
BB Seguridade Participacoes SA	47,508	542,168
Brown & Brown, Inc.	29,497	948,034
Cathay Financial Holdings Company, Ltd.	832,466	1,262,915
China Life Insurance Company, Ltd.	310,805	266,331
China Life Insurance Company, Ltd., H Shares	649,376	2,790,110
China Pacific Insurance Group Company, Ltd., H Shares	231,000	1,204,291
China Taiping Insurance Holdings Company, Ltd. (I)	96,200	334,670
Cincinnati Financial Corp.	27,927	1,473,429
CNO Financial Group, Inc.	25,664	417,297
CNP Assurances	16,502	273,228
Crawford & Company, Class B	3,206	29,143
Delta Lloyd NV	21,759	394,595
Direct Line Insurance Group PLC	111,938	564,430
Discovery, Ltd.	27,925	286,875
Donegal Group, Inc., Class A	1,401	21,477
Dongbu Insurance Company, Ltd.	3,749	180,819
eHealth, Inc. (I)	2,242	20,402
EMC Insurance Group, Inc.	681	21,268
Employers Holdings, Inc.	4,095	96,601
Enstar Group, Ltd. (I)	1,029	143,134
Everest Re Group, Ltd.	11,321	2,008,685
Fairfax Financial Holdings, Ltd.	1,787	937,743
FBL Financial Group, Inc., Class A	1,364	78,894
Federated National Holding Company	1,798	52,016
First American Financial Corp.	39,925	1,398,573
Friends Life Group, Ltd.	105,827	670,589
Genworth Financial, Inc., Class A (I)	94,043	728,833
Gjensidige Forsikring ASA	12,518	218,144
Global Indemnity PLC (I)	1,129	30,539
Great-West Lifeco, Inc. (L)	27,886	786,545
Greenlight Capital Re, Ltd., Class A (I)	3,596	117,697
Hallmark Financial Services, Inc. (I)	2,018	22,763
Hannover Rueckversicherung AG	6,427	620,107
Hanwha Life Insurance Company, Ltd.	20,584	146,508
HCC Insurance Holdings, Inc.	24,220	1,353,414
HCI Group, Inc.	1,098	51,957
Horace Mann Educators Corp.	5,125	165,179
Hyundai Marine & Fire Insurance Company, Ltd.	5,804	144,136
Industrial Alliance Insurance and Financial Services, Inc. (L)	9,136	310,234
Infinity Property & Casualty Corp.	1,491	115,627
Insurance Australia Group, Ltd.	188,793	898,915

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Intact Financial Corp.	11,789	$848,269
Kansas City Life Insurance Company	709	33,110
Kemper Corp.	18,462	679,402
Legal & General Group PLC	433,118	1,863,937
Liberty Holdings, Ltd.	11,238	136,229
Lincoln National Corp.	49,682	2,863,670
Loews Corp.	57,175	2,344,747
Maiden Holdings, Ltd.	6,432	92,042
Mapfre SA	83,359	292,090
Marsh & McLennan Companies, Inc.	103,294	5,876,396
Meadowbrook Insurance Group, Inc.	6,314	52,785
Medibank Pvt., Ltd. (I)	224,995	449,942
Mercury General Corp.	9,089	495,623
MetLife, Inc.	217,023	11,031,279
MMI Holdings, Ltd.	90,309	252,005
Montpelier Re Holdings, Ltd.	4,388	158,144
MS&AD Insurance Group Holdings, Inc.	76,900	2,126,028
Muenchener Rueckversicherungs AG	17,568	3,646,442
National General Holdings Corp.	4,355	81,003
National Western Life Insurance Company, Class A	301	75,665
New China Life Insurance Company, Ltd., H Shares	67,100	387,159
NN Group NV (I)	13,619	389,073
Old Mutual PLC	360,591	1,250,354
Old Republic International Corp.	60,707	920,318
OneBeacon Insurance Group, Ltd., Class A	2,952	44,280
People’s Insurance Company Group of China, Ltd., H Shares	592,000	306,735
PICC Property & Casualty Company, Ltd., H Shares	304,780	654,477
Ping An Insurance Group Company of
China, Ltd., H Shares	227,355	2,522,612
Platinum Underwriters Holdings, Ltd.	2,979	227,447
Porto Seguro SA	9,123	100,693
Power Corp. of Canada	33,057	891,674
Power Financial Corp.	23,604	703,532
Powszechny Zaklad Ubezpieczen SA	5,091	670,719
Primerica, Inc.	20,171	1,063,819
Principal Financial Group, Inc.	52,176	2,669,846
Prudential Financial, Inc.	87,484	7,073,081
Prudential PLC	185,747	4,661,552
QBE Insurance Group, Ltd.	106,078	1,074,343
Rand Merchant Insurance Holdings, Ltd.	60,107	232,038
Reinsurance Group of America, Inc.	17,188	1,535,060
RenaissanceRe Holdings, Ltd. (L)	9,640	988,389
RLI Corp.	5,369	259,806
RSA Insurance Group PLC	75,681	500,230
Safety Insurance Group, Inc.	1,636	95,706
Sampo OYJ, Class A	46,517	2,347,958
Samsung Fire & Marine Insurance Company, Ltd.	2,862	665,083
Samsung Life Insurance Company, Ltd.	5,211	473,173
Sanlam, Ltd.	156,915	1,016,904
SCOR SE	14,213	467,888
Selective Insurance Group, Inc.	7,105	193,469
Shin Kong Financial Holding Company, Ltd.	859,024	246,056
Sompo Japan Nipponkoa Holdings, Inc.	50,600	1,577,573
Sony Financial Holdings, Inc.	27,200	412,328
StanCorp Financial Group, Inc.	10,519	695,937
Standard Life PLC (I)	175,625	1,151,804
State Auto Financial Corp.	1,921	45,508
State National Companies, Inc.	3,514	32,786

The accompanying notes are an integral part of the financial statements.	171

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Stewart Information Services Corp.	2,712	$102,053
Sul America SA	14,779	68,026
Sun Life Financial, Inc. (L)	52,094	1,604,367
Suncorp Group, Ltd.	103,460	1,129,517
Swiss Life Holding AG (I)	3,387	804,272
Swiss Re AG	36,527	3,357,623
Symetra Financial Corp.	9,683	218,642
T&D Holdings, Inc.	88,200	1,146,130
The Allstate Corp.	80,109	5,655,695
The Chubb Corp.	45,041	4,524,368
The Dai-ichi Life Insurance Company, Ltd.	163,000	2,470,136
The Hanover Insurance Group, Inc.	11,017	773,834
The Hartford Financial Services Group, Inc.	82,450	3,377,152
The Navigators Group, Inc. (I)	1,327	99,140
The Phoenix Companies, Inc. (I)	748	43,025
The Progressive Corp.	102,255	2,725,096
The Travelers Companies, Inc.	63,293	6,800,200
Third Point Reinsurance, Ltd. (I)	7,113	99,867
Tokio Marine Holdings, Inc.	104,800	3,817,788
Torchmark Corp.	24,475	1,303,294
Tryg A/S	2,223	276,532
UnipolSai SpA	74,621	219,933
United Fire Group, Inc.	2,501	72,129
United Insurance Holdings Corp.	2,091	51,041
Universal Insurance Holdings, Inc.	3,929	97,832
Unum Group	48,289	1,620,579
Vienna Insurance Group AG	4,531	200,145
W.R. Berkley Corp.	25,403	1,267,864
XL Group PLC	49,360	1,786,832
Zurich Insurance Group AG (I)	15,456	4,942,968
		217,117,310
Real estate investment trusts - 2.8%
Acadia Realty Trust	8,407	287,183
AG Mortgage Investment Trust, Inc.	3,725	70,067
Agree Realty Corp.	2,216	72,751
Alexander’s, Inc.	248	109,222
Alexandria Real Estate Equities, Inc.	18,017	1,728,010
Altisource Residential Corp., Class B	7,266	150,043
American Assets Trust, Inc.	4,526	185,657
American Campus Communities, Inc.	26,301	1,085,442
American Capital Mortgage Investment Corp.	6,118	112,877
American Residential Properties, Inc. (I)	4,296	74,493
American Tower Corp.	75,699	7,504,799
Anworth Mortgage Asset Corp.	13,786	72,101
Apartment Investment & Management Company, Class A	27,936	1,052,628
Apollo Commercial Real Estate Finance, Inc.	5,780	98,780
Apollo Residential Mortgage, Inc.	4,148	65,746
Ares Commercial Real Estate Corp.	5,592	67,104
Armada Hoffler Properties, Inc.	5,154	55,663
ARMOUR Residential REIT, Inc.	44,414	141,237
Ascendas Real Estate Investment Trust	212,400	385,147
Ashford Hospitality Prime, Inc.	3,413	55,530
Ashford Hospitality Trust, Inc.	8,704	92,698
Associated Estates Realty Corp.	7,088	169,758
AvalonBay Communities, Inc.	25,206	4,243,178
Aviv REIT, Inc.	2,387	85,884
BGP Holdings PLC (I)	181,302	0
BioMed Realty Trust, Inc.	49,402	1,098,700
Boston Properties, Inc.	29,235	4,017,181
Camden Property Trust	21,617	1,573,501
Campus Crest Communities, Inc.	8,101	63,107
CapitaCommercial Trust	212,500	274,943

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
CapitaMall Trust	251,000	$388,733
Capstead Mortgage Corp.	10,995	131,610
CaretTust REIIT, Inc.	4,142	52,645
CatchMark Timber Trust, Inc., Class A	2,961	35,917
Cedar Realty Trust, Inc.	11,702	87,531
Chambers Street Properties	29,148	238,722
Chatham Lodging Trust	4,797	139,209
Chesapeake Lodging Trust	6,865	244,119
Colony Financial, Inc.	13,185	332,394
CorEnergy Infrastructure Trust, Inc.	6,361	42,746
CoreSite Realty Corp.	2,606	123,629
Corporate Office Properties Trust	23,150	680,610
Corrections Corp. of America	29,143	1,162,514
Cousins Properties, Inc.	27,211	291,974
Crown Castle International Corp.	63,765	5,503,557
CubeSmart	20,009	464,209
CyrusOne, Inc.	4,106	122,030
CYS Investments, Inc.	19,621	178,355
DCT Industrial Trust, Inc.	9,862	355,821
Dexus Property Group	70,718	435,471
DiamondRock Hospitality Company	24,094	348,881
Duke Realty Corp.	85,499	1,826,259
DuPont Fabros Technology, Inc.	7,700	241,087
Dynex Capital, Inc.	8,188	68,288
EastGroup Properties, Inc.	3,864	243,432
Education Realty Trust, Inc.	5,762	202,016
Emlak Konut Gayrimenkul Yatirim
Ortakligi AS	179,505	224,136
Empire State Realty Trust, Inc., Class A	11,538	204,223
EPR Properties	6,870	419,139
Equity One, Inc.	26,656	713,848
Equity Residential	69,193	5,329,937
Essex Property Trust, Inc.	12,206	2,714,981
Excel Trust, Inc.	7,609	104,243
Extra Space Storage, Inc.	27,651	1,818,883
Federal Realty Investment Trust	17,047	2,421,185
Federation Centres	108,333	251,847
FelCor Lodging Trust, Inc.	15,726	169,369
Fibra Uno Administracion SA de CV	168,500	473,076
First Industrial Realty Trust, Inc.	13,792	293,494
First Potomac Realty Trust	7,880	94,166
Fonciere Des Regions (L)	2,406	248,486
Franklin Street Properties Corp.	11,275	142,403
Gecina SA	2,417	317,277
General Growth Properties, Inc.	119,894	3,478,125
Getty Realty Corp.	3,292	59,388
Gladstone Commercial Corp.	3,022	54,910
Goodman Group	135,151	657,968
Government Properties Income Trust	8,365	195,657
Gramercy Property Trust, Inc.	23,312	164,350
Growthpoint Properties, Ltd.	176,250	448,333
H&R Real Estate Investment Trust	12,550	242,748
Hammerson PLC	55,875	582,089
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,450	57,374
Hatteras Financial Corp.	11,466	210,401
HCP, Inc.	87,720	3,715,819
Health Care REIT, Inc.	62,568	4,824,618
Healthcare Realty Trust, Inc.	11,697	333,832
Hersha Hospitality Trust	24,861	166,817
Highwoods Properties, Inc.	33,677	1,536,008
Home Properties, Inc.	14,354	958,417
Hospitality Properties Trust	37,506	1,155,560

The accompanying notes are an integral part of the financial statements.	172

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Host Hotels & Resorts, Inc.	144,767	$3,040,107
Hudson Pacific Properties, Inc.	8,128	259,771
ICADE	3,152	282,251
Inland Real Estate Corp.	11,023	117,946
Intu Properties PLC	65,134	354,879
Invesco Mortgage Capital, Inc.	15,194	242,648
Investors Real Estate Trust	14,556	111,499
Iron Mountain, Inc.	35,620	1,309,035
iStar Financial, Inc. (I)	10,789	142,954
Japan Prime Realty Investment Corp.	116	417,681
Japan Real Estate Investment Corp.	187	934,303
Japan Retail Fund Investment Corp.	362	777,971
Kilroy Realty Corp.	21,007	1,553,888
Kimco Realty Corp.	78,672	2,067,500
Kite Realty Group Trust	3,950	111,864
Klepierre	14,967	730,888
Lamar Advertising Company, Class A	20,057	1,165,312
Land Securities Group PLC	56,598	1,095,300
LaSalle Hotel Properties	41,667	1,621,680
Lexington Realty Trust	25,437	275,483
Liberty Property Trust	37,168	1,383,393
LTC Properties, Inc.	4,374	195,212
Mack-Cali Realty Corp.	31,841	598,929
Medical Properties Trust, Inc.	25,423	384,904
Mid-America Apartment Communities, Inc.	18,829	1,364,538
Mirvac Group	287,144	465,894
Monmouth Real Estate Investment Corp., Class A	7,077	79,758
National Health Investors, Inc.	4,597	327,214
National Retail Properties, Inc.	32,999	1,327,880
New Residential Investment Corp.	16,742	252,972
New York Mortgage Trust, Inc.	13,510	106,729
New York REIT, Inc.	20,441	212,382
Nippon Building Fund, Inc.	211	1,061,222
Nippon Prologis REIT, Inc. (I)	217	502,150
Novion Property Group	161,371	310,552
Omega Healthcare Investors, Inc.	31,883	1,277,233
One Liberty Properties, Inc.	1,798	42,577
Owens Realty Mortgage, Inc.	1,665	20,813
Parkway Properties, Inc.	9,982	175,783
Pebblebrook Hotel Trust	8,861	430,467
Pennsylvania Real Estate Investment Trust	8,604	195,999
PennyMac Mortgage Investment Trust	8,996	192,874
Physicians Realty Trust	8,716	143,378
Plum Creek Timber Company, Inc.	33,421	1,451,808
Potlatch Corp.	15,260	609,332
Prologis, Inc.	95,528	4,080,001
PS Business Parks, Inc.	2,415	200,880
Public Storage	27,704	5,463,783
QTS Realty Trust, Inc., Class A	1,508	54,001
RAIT Financial Trust	10,268	75,675
Ramco-Gershenson Properties Trust	9,824	183,905
Rayonier, Inc.	31,708	869,116
Realty Income Corp.	55,717	2,789,193
Redefine Properties Ltd.	262,938	266,898
Redwood Trust, Inc.	10,250	195,980
Regency Centers Corp.	23,330	1,531,148
Resilient Property Income Fund, Ltd.	18,501	148,312
Resource Capital Corp.	16,948	85,248
Retail Opportunity Investments Corp.	11,087	185,707
Rexford Industrial Realty, Inc.	5,721	91,765
RioCan Real Estate Investment Trust	13,435	314,569
RLJ Lodging Trust	15,829	503,520

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate investment trusts (continued)
Rouse Properties, Inc.	4,784	$82,668
Ryman Hospitality Properties	5,297	318,350
Sabra Health Care REIT, Inc.	7,412	242,298
Saul Centers, Inc.	1,284	69,169
Scentre Group	414,972	1,250,111
Segro PLC	52,607	349,152
Select Income REIT	4,542	112,142
Senior Housing Properties Trust	51,014	1,140,163
Silver Bay Realty Trust Corp.	5,114	82,642
Simon Property Group, Inc.	59,346	11,297,105
SL Green Realty Corp.	24,149	3,065,233
Sovran Self Storage, Inc.	3,992	367,344
STAG Industrial, Inc.	7,183	179,216
Starwood Waypoint Residential Trust	4,959	124,868
Stockland	181,560	664,559
Store Capital Corp.	4,004	90,651
Strategic Hotels & Resorts, Inc. (I)	33,276	436,581
Summit Hotel Properties, Inc.	10,503	137,904
Sun Communities, Inc.	5,877	397,226
Sunstone Hotel Investors, Inc.	25,336	442,113
Suntec Real Estate Investment Trust	243,700	348,922
Tanger Factory Outlet Centers	23,995	850,623
Taubman Centers, Inc.	15,844	1,146,155
Terreno Realty Corp.	5,560	122,542
The British Land Company PLC	69,124	882,513
The Geo Group, Inc.	8,814	380,324
The GPT Group	130,382	478,449
The Link REIT	385,425	2,457,597
The Macerich Company	26,889	2,249,265
Trade Street Residential, Inc. (L)	2,931	22,920
UDR, Inc.	63,857	2,039,593
Unibail-Rodamco SE	7,803	2,244,862
Unibail-Rodamco SE	724	208,289
United Urban Investment Corp.	372	606,015
Universal Health Realty Income Trust	1,695	86,157
Urban Edge Properties	37,372	894,686
Urstadt Biddle Properties, Inc., Class A	3,647	82,860
Ventas, Inc.	56,203	4,185,437
Vornado Realty Trust	33,343	3,669,064
Washington Real Estate Investment Trust	7,993	226,522
Weingarten Realty Investors	28,147	1,019,484
Western Asset Mortgage Capital Corp.	5,476	82,140
Westfield Corp. (I)	153,787	1,177,736
Weyerhaeuser Company	100,204	3,518,162
Whitestone REIT	3,396	53,589
WP Glimcher, Inc.	38,823	672,803
		171,041,154
Real estate management and development - 0.9%
Aeon Mall Company, Ltd.	17,200	333,862
Alexander & Baldwin, Inc.	17,475	706,514
Altisource Asset Management Corp. (I)(L)	175	30,984
Altisource Portfolio Solutions SA (I)(L)	1,640	33,030
AV Homes, Inc. (I)	1,646	24,920
Ayala Land, Inc.	756,800	622,045
BR Malls Participacoes SA	28,951	172,716
Brookfield Asset Management, Inc. (L)	45,479	2,468,403
Bumi Serpong Damai Tbk PT	677,200	116,018
CapitaLand, Ltd.	269,400	709,268
CBRE Group, Inc., Class A (I)	53,489	1,832,533
Central Pattana PCL	113,286	154,178
Cheung Kong Holdings, Ltd.	232,000	4,592,166
China Overseas Land & Investment, Ltd.	354,397	1,078,563
China Resources Land, Ltd.	189,211	502,461

The accompanying notes are an integral part of the financial statements.	173

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
China South City Holdings, Ltd.	214,000	$67,853
China Vanke Company, Ltd. (I)(L)	114,200	262,553
City Developments, Ltd.	42,900	321,682
Consolidated-Tomoka Land Company	540	31,768
Country Garden Holdings Company, Ltd.	454,467	180,866
Daito Trust Construction Company, Ltd.	10,900	1,181,584
Daiwa House Industry Company, Ltd.	89,400	1,762,013
Deutsche Annington Immobilien SE (I)	34,414	1,327,243
Deutsche Wohnen AG	28,550	786,326
Evergrande Real Estate Group, Ltd. (L)	505,000	223,497
Farglory Land Development Company, Ltd.	42,000	50,077
First Capital Realty, Inc.	10,433	163,910
Forestar Group, Inc. (I)	4,370	62,841
Franshion Properties China, Ltd.	320,000	93,974
FRP Holdings, Inc. (I)	875	26,696
Global Logistic Properties, Ltd.	329,600	625,953
Guangzhou R&F Properties Company, Ltd., H Shares	90,400	105,537
Hang Lung Properties, Ltd.	374,000	1,058,181
Henderson Land Development Company, Ltd.	175,158	1,193,750
Highwealth Construction Corp.	59,000	125,440
Hulic Company, Ltd.	35,900	393,026
Hysan Development Company, Ltd.	106,557	511,054
Immoeast AG (I)	14,582	0
IMMOFINANZ AG (I)	94,052	286,171
IOI Properties Group BHD	116,833	68,925
Jones Lang LaSalle, Inc.	11,215	1,808,419
Kennedy-Wilson Holdings, Inc.	8,962	239,823
Keppel Land, Ltd.	73,270	244,446
Kerry Properties, Ltd.	107,768	359,044
Lend Lease Corp.	42,943	581,125
Lippo Karawaci Tbk PT	1,814,600	165,429
Longfor Properties Company, Ltd.	117,000	152,889
Marcus & Millichap, Inc. (I)	1,036	38,259
Megaworld Corp.	1,209,300	149,957
Mitsubishi Estate Company, Ltd.	188,000	4,392,631
Mitsui Fudosan Company, Ltd.	141,000	3,874,622
Multiplan Empreendimentos Imobiliarios SA	5,467	105,142
New World China Land, Ltd.	232,000	152,781
New World Development Company, Ltd.	867,257	1,017,793
Nomura Real Estate Holdings, Inc.	18,600	329,275
NTT Urban Development Corp.	17,300	177,784
RE/MAX Holdings, Inc., Class A	1,433	46,945
Ruentex Development Company, Ltd.	72,000	107,475
Shimao Property Holdings, Ltd.	120,500	256,218
Shui On Land, Ltd.	315,459	73,199
Sino Land Company, Ltd. (L)	501,075	818,533
Sino-Ocean Land Holdings, Ltd.	288,358	181,605
SM Prime Holdings, Inc.	711,100	318,184
SOHO China, Ltd.	158,000	113,329
Sumitomo Realty & Development Company, Ltd.	54,000	1,860,554
Sun Hung Kai Properties, Ltd.	273,500	4,275,055
Swire Pacific, Ltd., Class A	105,500	1,438,233
Swire Properties, Ltd.	195,400	645,939
Swiss Prime Site AG (I)	5,700	519,435
Talaat Moustafa Group	93,693	128,483
Tejon Ranch Company (I)	1,691	41,565
The St. Joe Company (I)	7,894	134,119
The Wharf Holdings, Ltd.	253,625	1,848,998
Tokyo Tatemono Company, Ltd.	62,000	460,528
Tokyu Fudosan Holdings Corp.	72,200	494,981
UEM Sunrise BHD	92,555	36,437

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Real estate management and development (continued)
UOL Group, Ltd.	49,300	$283,633
Wheelock and Company, Ltd.	153,000	819,428
Yuexiu Property Company, Ltd.	574,000	115,457
		53,096,333
Thrifts and mortgage finance - 0.1%
Anchor Bancorp Wisconsin, Inc. (I)	920	32,145
Astoria Financial Corp.	10,810	141,827
Bank Mutual Corp.	6,645	47,645
BankFinancial Corp.	2,594	30,920
Beneficial Bancorp, Inc. (I)	4,313	48,823
Berkshire Hills Bancorp, Inc.	3,384	90,285
BofI Holding, Inc. (I)	1,781	157,440
Brookline Bancorp, Inc.	9,812	94,980
Capitol Federal Financial, Inc.	17,413	216,095
Clifton Bancorp, Inc.	3,456	45,827
Dime Community Bancshares, Inc.	4,222	65,694
Essent Group, Ltd. (I)	5,459	126,758
EverBank Financial Corp.	11,189	201,178
Federal Agricultural Mortgage Corp., Class C	1,468	46,888
First Defiance Financial Corp.	1,234	39,500
First Financial Northwest, Inc.	2,202	26,446
Flagstar Bancorp, Inc. (I)	2,664	39,401
Fox Chase Bancorp, Inc.	1,958	32,033
Home Loan Servicing Solutions, Ltd. (L)	8,949	164,751
HomeStreet, Inc.	1,941	33,579
Hudson City Bancorp, Inc.	91,014	888,297
Kearny Financial Corp. (I)	1,807	23,997
Ladder Capital Corp., Class A (I)	1,923	35,383
Lendingtree, Inc. (I)	839	44,501
Meta Financial Group, Inc.	818	29,178
MGIC Investment Corp. (I)	42,139	384,729
New York Community Bancorp, Inc.	110,752	1,839,591
NMI Holdings, Inc., Class A (I)	6,638	48,457
Northfield Bancorp, Inc.	6,866	99,351
Northwest Bancshares, Inc.	11,858	140,102
OceanFirst Financial Corp.	1,906	31,144
Oritani Financial Corp.	6,370	91,155
PennyMac Financial Services, Inc. (I)	2,164	37,783
People’s United Financial, Inc.	58,108	879,174
Provident Financial Services, Inc.	7,585	138,047
Radian Group, Inc.	23,737	375,282
Stonegate Mortgage Corp. (I)	1,915	19,188
Territorial Bancorp, Inc.	1,195	25,716
TrustCo Bank Corp.	12,682	85,730
United Community Financial Corp.	6,334	33,000
United Financial Bancorp, Inc.	7,250	89,828
Walker & Dunlop, Inc. (I)	2,298	36,837
Washington Federal, Inc.	36,885	779,011
Waterstone Financial, Inc.	4,011	51,622
WSFS Financial Corp.	1,229	95,542
		7,984,860
		1,182,908,065
Health care - 12.3%
Biotechnology - 2.1%
ACADIA Pharmaceuticals, Inc. (I)	9,816	372,714
Acceleron Pharma, Inc. (I)	2,082	84,592
Achillion Pharmaceuticals, Inc. (I)	12,089	146,760
Acorda Therapeutics, Inc. (I)	5,187	175,528
Actelion, Ltd. (I)	10,532	1,260,858
Aegerion Pharmaceuticals, Inc. (I)	3,655	99,416
Agenus, Inc. (I)	7,887	38,646

The accompanying notes are an integral part of the financial statements.	174

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Agios Pharmaceuticals, Inc. (I)(L)	1,813	$194,499
Alder Biopharmaceuticals, Inc. (I)	1,296	34,836
Alexion Pharmaceuticals, Inc. (I)	37,870	6,830,612
AMAG Pharmaceuticals, Inc. (I)	2,714	133,610
Amgen, Inc.	145,274	22,912,615
Anacor Pharmaceuticals, Inc. (I)	4,122	179,307
Arena Pharmaceuticals, Inc. (I)(L)	30,267	136,504
ARIAD Pharmaceuticals, Inc. (I)(L)	20,765	168,819
Array BioPharma, Inc. (I)(L)	15,699	124,964
Arrowhead Research Corp. (I)(L)	6,862	51,671
Atara Biotherapeutics, Inc. (I)	778	15,218
Auspex Pharmaceuticals, Inc. (I)	1,307	87,883
Avalanche Biotechnologies, Inc. (I)	991	35,854
BioCryst Pharmaceuticals, Inc. (I)	8,858	90,352
Biogen, Inc. (I)	45,104	18,474,147
BioSpecifics Technologies Corp. (I)	509	19,831
BioTime, Inc. (I)(L)	7,378	30,988
Bluebird Bio, Inc. (I)	3,068	292,442
Calithera Biosciences, Inc. (I)	1,048	15,951
Celgene Corp. (I)	152,545	18,538,794
Celldex Therapeutics, Inc. (I)(L)	11,156	284,924
Cepheid, Inc. (I)	8,676	493,144
ChemoCentryx, Inc. (I)(L)	3,557	28,954
Chimerix, Inc. (I)	3,747	151,679
Clovis Oncology, Inc. (I)	3,078	235,344
Coherus Biosciences, Inc. (I)	902	28,494
CSL, Ltd.	37,106	2,671,855
CTI BioPharma Corp. (I)(L)	19,592	45,845
Cytokinetics, Inc. (I)	4,436	34,202
CytRx Corp. (I)(L)	8,015	25,888
Durata Therapeutics, Inc. (I)	2,145	3,925
Dyax Corp. (I)	16,998	256,840
Dynavax Technologies Corp. (I)(L)	3,311	58,274
Emergent Biosolutions, Inc. (I)	3,640	109,091
Enanta Pharmaceuticals, Inc. (I)(L)	1,322	47,354
Epizyme, Inc. (I)	1,641	38,596
Esperion Therapeutics, Inc. (I)	770	48,087
Exact Sciences Corp. (I)(L)	11,037	248,001
Exelixis, Inc. (I)(L)	25,757	75,468
FibroGen, Inc. (I)	1,153	36,688
Five Prime Therapeutics, Inc. (I)	2,589	66,641
Flexion Therapeutics, Inc. (I)	900	20,529
Foundation Medicine, Inc. (I)(L)	1,733	82,768
Galena Biopharma, Inc. (I)(L)	15,819	28,474
Genomic Health, Inc. (I)	2,052	62,381
Geron Corp. (I)(L)	19,428	58,673
Gilead Sciences, Inc. (I)	288,136	29,830,720
Grifols SA	11,801	478,158
Halozyme Therapeutics, Inc. (I)	12,970	195,458
Heron Therapeutics, Inc. (I)	3,106	40,347
Hyperion Therapeutics, Inc. (I)	1,719	50,796
Idera Pharmaceuticals, Inc. (I)	7,722	37,606
Immune Design Corp. (I)	831	18,315
ImmunoGen, Inc. (I)(L)	10,706	81,366
Immunomedics, Inc. (I)(L)	10,520	42,922
Infinity Pharmaceuticals, Inc. (I)	6,124	93,085
Inovio Pharmaceuticals, Inc. (I)(L)	7,483	52,942
Insmed, Inc. (I)	6,281	116,450
Insys Therapeutics, Inc. (I)(L)	1,260	75,676
Intrexon Corp. (I)(L)	4,709	193,352
Ironwood Pharmaceuticals, Inc. (I)	14,969	231,271
Isis Pharmaceuticals, Inc. (I)(L)	14,606	1,001,387
Karyopharm Therapeutics, Inc. (I)	1,920	52,339

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Keryx Biopharmaceuticals, Inc. (I)(L)	12,703	$154,468
Kite Pharma, Inc. (I)	1,145	74,929
Kythera Biopharmaceuticals, Inc. (I)(L)	2,170	90,164
Lexicon Pharmaceuticals, Inc. (I)(L)	34,128	32,080
Ligand Pharmaceuticals, Inc. (I)	2,455	135,197
MacroGenics, Inc. (I)	2,509	86,736
MannKind Corp. (I)(L)	28,498	185,807
Merrimack Pharmaceuticals, Inc. (I)(L)	12,327	132,145
MiMedx Group, Inc. (I)(L)	11,738	121,488
Mirati Therapeutics, Inc. (I)	1,076	25,577
Momenta Pharmaceuticals, Inc. (I)	5,950	81,218
Nanoviricides, Inc. (I)	6,730	17,767
Navidea Biopharmaceuticals, Inc. (I)(L)	19,846	32,151
Neuralstem, Inc. (I)(L)	9,076	34,126
Neurocrine Biosciences, Inc. (I)	9,435	368,437
NewLink Genetics Corp. (I)(L)	2,483	106,968
Northwest Biotherapeutics, Inc. (I)(L)	4,965	36,592
Novavax, Inc. (I)(L)	29,726	271,993
Ohr Pharmaceutical, Inc. (I)(L)	2,945	22,647
OncoMed Pharmaceuticals, Inc. (I)	1,579	39,443
Oncothyreon, Inc. (I)	11,652	18,643
Ophthotech Corp. (I)	1,755	94,305
OPKO Health, Inc. (I)(L)	24,513	356,909
Orexigen Therapeutics, Inc. (I)(L)	15,527	87,572
Organovo Holdings, Inc. (I)(L)	7,797	46,158
Osiris Therapeutics, Inc. (I)(L)	2,387	41,223
Otonomy, Inc. (I)	1,048	38,860
OvaScience, Inc. (I)(L)	2,136	97,209
PDL BioPharma, Inc. (L)	20,007	139,649
Peregrine Pharmaceuticals, Inc. (I)(L)	22,779	32,118
Portola Pharmaceuticals, Inc. (I)	5,354	203,880
Progenics Pharmaceuticals, Inc. (I)	9,020	58,720
Prothena Corp. PLC (I)	3,317	88,166
PTC Therapeutics, Inc. (I)	3,044	217,129
Puma Biotechnology, Inc. (I)	2,882	613,895
Radius Health, Inc. (I)	1,115	47,555
Raptor Pharmaceutical Corp. (I)(L)	8,062	74,735
Receptos, Inc. (I)	2,727	345,347
Regeneron Pharmaceuticals, Inc. (I)	14,174	5,865,768
Regulus Therapeutics, Inc. (I)(L)	1,902	35,225
Repligen Corp. (I)	4,031	103,637
Retrophin, Inc. (I)(L)	2,692	38,119
Rigel Pharmaceuticals, Inc. (I)	12,170	36,388
Sage Therapeutics, Inc. (I)	750	32,588
Sangamo BioSciences, Inc. (I)	8,561	143,996
Sarepta Therapeutics, Inc. (I)(L)	5,052	70,223
Spectrum Pharmaceuticals, Inc. (I)(L)	8,168	50,887
Stemline Therapeutics, Inc. (I)	2,049	31,124
Sunesis Pharmaceuticals, Inc. (I)	7,518	16,690
Synageva BioPharma Corp. (I)	2,892	285,527
Synergy Pharmaceuticals, Inc. (I)(L)	12,711	38,387
Synta Pharmaceuticals Corp. (I)(L)	9,002	21,605
T2 Biosystems, Inc. (I)	897	14,872
TESARO, Inc. (I)(L)	2,431	129,645
TG Therapeutics, Inc. (I)	3,371	48,913
Threshold Pharmaceuticals, Inc. (I)	7,252	31,691
Ultragenyx Pharmaceutical, Inc. (I)	874	47,432
United Therapeutics Corp. (I)	11,887	1,843,079
Vanda Pharmaceuticals, Inc. (I)(L)	4,858	52,272
Verastem, Inc. (I)	3,984	29,641
Versartis, Inc. (I)	1,165	23,079
Vertex Pharmaceuticals, Inc. (I)	45,937	5,486,256
Vitae Pharmaceuticals, Inc. (I)	992	11,527

The accompanying notes are an integral part of the financial statements.	175

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Vital Therapies, Inc. (I)	809	$17,919
Xencor, Inc. (I)	1,904	29,702
XOMA Corp. (I)(L)	11,522	42,516
Zafgen, Inc. (I)	1,030	39,810
ZIOPHARM Oncology, Inc. (I)(L)	10,177	114,593
		127,766,837
Health care equipment and supplies - 1.8%
Abaxis, Inc.	2,797	170,393
Abbott Laboratories	287,584	13,622,854
ABIOMED, Inc. (I)	4,982	302,856
Accuray, Inc. (I)	9,655	86,702
Align Technology, Inc. (I)	18,080	1,036,888
Analogic Corp.	1,564	135,536
AngioDynamics, Inc. (I)	3,118	57,995
Anika Therapeutics, Inc. (I)	1,782	71,137
Antares Pharma, Inc. (I)(L)	14,976	39,087
AtriCure, Inc. (I)	3,405	60,200
Atrion Corp.	205	66,625
Baxter International, Inc.	103,514	7,157,993
Becton, Dickinson and Company	36,668	5,379,929
Boston Scientific Corp. (I)	253,427	4,282,916
C.R. Bard, Inc.	14,309	2,420,224
Cantel Medical Corp.	4,251	192,995
Cardiovascular Systems, Inc. (I)	3,491	131,646
CareFusion Corp. (I)	38,959	2,340,657
Cerus Corp. (I)(L)	11,710	55,915
Cochlear, Ltd.	4,362	307,844
Coloplast A/S	10,895	869,611
CONMED Corp.	3,383	173,548
CryoLife, Inc.	3,700	38,776
Cyberonics, Inc. (I)	3,374	231,119
Cynosure, Inc., Class A (I)	2,884	87,731
DENTSPLY International, Inc.	26,955	1,428,885
Derma Sciences, Inc. (I)(L)	3,037	24,053
DexCom, Inc. (I)	9,318	565,975
Edwards Lifesciences Corp. (I)	20,430	2,717,599
Elekta AB, B Shares (L)	29,466	307,539
Endologix, Inc. (I)	8,125	128,131
Essilor International SA	17,765	2,073,101
Exactech, Inc. (I)	1,508	35,212
GenMark Diagnostics, Inc. (I)	5,465	69,460
Getinge AB, B Shares	16,001	442,346
Globus Medical, Inc., Class A (I)	8,189	198,829
Greatbatch, Inc. (I)	3,087	164,043
Haemonetics Corp. (I)	6,506	289,257
Halyard Health, Inc. (I)	11,644	536,090
HeartWare International, Inc. (I)	2,141	182,477
Hill-Rom Holdings, Inc.	14,392	689,665
Hologic, Inc. (I)	60,660	1,964,171
ICU Medical, Inc. (I)	1,668	148,302
IDEXX Laboratories, Inc. (I)	11,930	1,870,982
Insulet Corp. (I)	6,967	221,063
Integra LifeSciences Holdings Corp. (I)	3,145	188,731
Intuitive Surgical, Inc. (I)	6,925	3,462,500
Invacare Corp.	4,002	75,918
K2M Group Holdings, Inc. (I)	1,134	23,236
LDR Holding Corp. (I)	2,108	82,402
Masimo Corp. (I)	5,681	167,419
Medtronic PLC	270,667	21,001,000
Meridian Bioscience, Inc.	5,178	102,524
Merit Medical Systems, Inc. (I)	5,549	108,816
Natus Medical, Inc. (I)	4,018	143,804
Neogen Corp. (I)	4,588	234,676

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care equipment and supplies (continued)
Nevro Corp. (I)	983	$41,119
NuVasive, Inc. (I)	5,806	265,625
NxStage Medical, Inc. (I)	7,729	132,784
Ocular Therapeutix, Inc. (I)	792	28,330
Olympus Corp. (I)	36,000	1,304,439
OraSure Technologies, Inc. (I)	6,956	49,805
Orthofix International NV (I)	2,426	78,675
Oxford Immunotec Global PLC (I)	2,108	29,660
Quidel Corp. (I)	3,641	93,501
ResMed, Inc. (L)	34,890	2,245,520
Rockwell Medical Technologies, Inc. (I)(L)	5,882	58,820
RTI Surgical, Inc. (I)	7,308	38,879
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	168,000	138,396
Sirona Dental Systems, Inc. (I)	13,855	1,258,311
Smith & Nephew PLC	64,155	1,174,525
Sonova Holding AG	5,483	759,668
Spectranetics Corp. (I)	5,193	175,575
St. Jude Medical, Inc.	54,624	3,642,328
STAAR Surgical Company (I)	4,817	33,045
STERIS Corp. (L)	22,133	1,428,021
Stryker Corp.	57,088	5,409,088
SurModics, Inc. (I)	1,714	41,222
Sysmex Corp.	21,800	1,171,891
Teleflex, Inc.	10,362	1,260,952
Terumo Corp.	45,600	1,258,991
The Cooper Companies, Inc.	12,080	1,980,758
Thoratec Corp. (I)	20,833	848,320
Tornier NV (I)	4,493	109,809
Unilife Corp. (I)(L)	13,909	54,941
Varian Medical Systems, Inc. (I)	19,115	1,777,122
Vascular Solutions, Inc. (I)	2,332	68,048
West Pharmaceutical Services, Inc.	8,747	478,636
William Demant Holdings A/S (I)	2,124	174,205
Wright Medical Group, Inc. (I)	6,318	155,612
Zeltiq Aesthetics, Inc. (I)	3,647	121,700
Zimmer Holdings, Inc.	32,351	3,894,737
		110,752,441
Health care providers and services - 2.0%
AAC Holdings, Inc. (I)	733	26,381
Acadia Healthcare Company, Inc. (I)	5,327	336,826
Aceto Corp.	3,697	79,153
Addus HomeCare Corp. (I)	833	18,243
Adeptus Health, Inc., Class A (I)(L)	745	33,041
Aetna, Inc.	67,165	6,686,276
Air Methods Corp. (I)	4,906	259,969
Alfresa Holdings Corp.	26,400	367,961
Almost Family, Inc. (I)	1,121	39,930
Amedisys, Inc. (I)	3,437	103,694
AmerisourceBergen Corp.	39,678	4,077,311
AMN Healthcare Services, Inc. (I)	5,848	131,931
Amsurg Corp. (I)	5,243	315,104
Anthem, Inc.	51,544	7,548,619
Bangkok Dusit Medical Services PCL	37,112	24,680
Bio-Reference Labs, Inc. (I)	3,088	107,895
BioScrip, Inc. (I)	8,564	52,326
BioTelemetry, Inc. (I)	3,470	33,486
Bumrungrad Hospital PCL	66,077	317,815
Capital Senior Living Corp. (I)	3,728	93,200
Cardinal Health, Inc.	63,205	5,561,408
Catamaran Corp. (I)	17,148	856,097
Celesio AG	4,899	151,283
Centene Corp. (I)	29,358	1,804,343

The accompanying notes are an integral part of the financial statements.	176

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Chemed Corp.	2,158	$251,364
Cigna Corp.	49,953	6,075,783
Civitas Solutions, Inc. (I)	1,582	30,042
Community Health Systems, Inc. (I)	29,095	1,411,689
CorVel Corp. (I)	1,367	48,433
Cross Country Healthcare, Inc. (I)	3,863	50,064
DaVita HealthCare Partners, Inc. (I)	32,827	2,448,894
ExamWorks Group, Inc. (I)	4,353	175,861
Express Scripts Holding Company (I)	140,170	11,885,014
Five Star Quality Care, Inc. (I)	5,797	21,101
Fresenius Medical Care AG & Company KGaA	21,691	1,775,439
Fresenius SE & Company KGaA	37,918	2,172,850
Genesis Healthcare, Inc. (I)	3,062	21,771
Hanger, Inc. (I)	4,508	116,712
HCA Holdings, Inc. (I)	55,675	3,982,990
Health Net, Inc. (I)	19,496	1,118,096
HealthEquity, Inc. (I)	1,278	25,905
Healthscope, Ltd.	88,183	201,655
HealthSouth Corp.	10,866	472,236
Healthways, Inc. (I)	4,013	89,811
Henry Schein, Inc. (I)	21,071	2,950,994
Humana, Inc.	29,280	4,813,046
IHH Healthcare BHD	163,009	251,858
IPC The Hospitalist Company, Inc. (I)	2,204	95,301
Kindred Healthcare, Inc.	9,787	207,680
Laboratory Corp. of America Holdings (I)	16,141	1,985,807
Landauer, Inc.	1,307	49,849
LHC Group, Inc. (I)	1,530	51,714
Life Healthcare Group Holdings, Ltd.	76,420	296,894
LifePoint Hospitals, Inc. (I)	11,328	815,163
Magellan Health Services, Inc. (I)	3,420	219,119
McKesson Corp.	44,285	10,127,980
Mediclinic International, Ltd.	33,561	354,340
Medipal Holdings Corp.	20,200	257,442
MEDNAX, Inc. (I)	25,125	1,795,684
Miraca Holdings, Inc.	8,300	399,151
Molina Healthcare, Inc. (I)	3,724	237,182
National Healthcare Corp.	1,186	74,730
Netcare, Ltd.	78,984	277,932
Odontoprev SA	17,097	63,044
Omnicare, Inc.	24,491	1,879,439
Owens & Minor, Inc.	23,516	838,581
Patterson Companies, Inc.	16,100	806,208
PharMerica Corp. (I)	3,791	94,775
Qualicorp SA (I)	13,684	125,360
Quest Diagnostics, Inc.	27,612	1,936,706
RadNet, Inc. (I)	4,069	35,644
Ramsay Health Care, Ltd.	10,300	537,814
Ryman Healthcare, Ltd.	64,551	396,886
Select Medical Holdings Corp.	9,806	132,969
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	61,500	128,637
Sinopharm Group Company, Ltd., H Shares	103,200	360,159
Sonic Healthcare, Ltd.	29,814	452,661
Surgical Care Affiliates, Inc. (I)	1,535	49,857
Suzuken Company, Ltd.	10,600	334,936
Team Health Holdings, Inc. (I)	8,694	515,293
Tenet Healthcare Corp. (I)	18,926	876,274
The Ensign Group, Inc.	2,516	110,880
The Providence Service Corp. (I)	1,483	68,218
Triple-S Management Corp., Class B (I)	3,182	59,981
UnitedHealth Group, Inc.	183,287	20,826,902

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
Universal American Corp. (I)	5,286	$48,948
Universal Health Services, Inc., Class B	17,392	1,971,383
US Physical Therapy, Inc.	1,630	69,096
VCA Antech, Inc. (I)	21,049	1,121,491
WellCare Health Plans, Inc. (I)	16,419	1,491,009
		121,997,699
Health care technology - 0.1%
Allscripts Healthcare Solutions, Inc. (I)	42,397	508,976
Castlight Health, Inc., B Shares (I)(L)	1,752	12,772
Cerner Corp. (I)	58,051	4,183,155
Computer Programs & Systems, Inc.	1,452	76,375
HealthStream, Inc. (I)	2,720	70,394
HMS Holdings Corp. (I)	32,911	577,259
M3, Inc.	29,000	644,181
MedAssets, Inc. (I)	7,712	148,148
Medidata Solutions, Inc. (I)	6,760	325,224
Merge Healthcare, Inc. (I)	9,376	37,504
Omnicell, Inc. (I)	4,541	159,162
Quality Systems, Inc.	6,187	107,530
Vocera Communications, Inc. (I)	2,999	31,130
		6,881,810
Life sciences tools and services - 0.4%
Accelerate Diagnostics, Inc. (I)(L)	2,820	56,400
Affymetrix, Inc. (I)	8,993	105,218
Agilent Technologies, Inc.	63,733	2,690,170
Albany Molecular Research, Inc. (I)(L)	2,905	47,119
Bio-Rad Laboratories, Inc., Class A (I)	5,145	654,341
Bio-Techne Corp.	9,277	904,786
Cambrex Corp. (I)	3,860	132,205
Charles River Laboratories International, Inc. (I)	11,740	900,106
Enzo Biochem, Inc. (I)	5,245	16,050
Fluidigm Corp. (I)	3,553	157,043
INC Research Holdings, Inc. (I)	1,148	34,360
Lonza Group AG (I)	5,418	668,218
Luminex Corp. (I)	4,629	72,860
Mettler-Toledo International, Inc. (I)	7,143	2,244,116
NanoString Technologies, Inc. (I)	1,605	16,869
Pacific Biosciences of California, Inc. (I)	7,199	45,354
PAREXEL International Corp. (I)	7,053	454,636
PerkinElmer, Inc.	21,485	1,009,795
PRA Health Sciences, Inc. (I)	2,501	78,832
QIAGEN NV (I)	23,212	583,640
Sequenom, Inc. (I)(L)	14,817	51,860
Thermo Fisher Scientific, Inc.	76,399	9,931,870
Waters Corp. (I)	15,922	1,916,690
		22,772,538
Pharmaceuticals - 5.9%
AbbVie, Inc.	304,294	18,409,787
AcelRx Pharmaceuticals, Inc. (I)(L)	3,506	31,063
Actavis PLC (I)	50,619	14,748,352
Aerie Pharmaceuticals, Inc. (I)	1,299	36,528
Akorn, Inc. (I)	26,440	1,422,736
Alimera Sciences, Inc. (I)	3,970	20,763
Allergan, Inc.	56,888	13,240,113
Ampio Pharmaceuticals, Inc. (I)(L)	5,612	31,652
ANI Pharmaceuticals, Inc. (I)(L)	858	57,795
Aratana Therapeutics, Inc. (I)	3,603	69,394
Aspen Pharmacare Holdings, Ltd. (I)	26,772	949,526
Astellas Pharma, Inc.	322,500	5,130,283
AstraZeneca PLC	90,741	6,253,308

The accompanying notes are an integral part of the financial statements.	177

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Bayer AG	83,019	$12,279,321
Bio-Path Holdings, Inc. (I)(L)	9,663	17,877
BioDelivery Sciences International, Inc. (I)	5,185	77,749
Bristol-Myers Squibb Company	316,794	19,299,090
Catalent, Inc. (I)	6,077	169,974
Celltrion, Inc. (I)(L)	5,548	330,635
Cempra, Inc. (I)	3,750	124,200
Chelsea Therapeutics International, Ltd. (I)(L)	9,811	785
China Medical System Holdings, Ltd.	97,000	160,055
Chugai Pharmaceutical Company, Ltd.	33,700	1,026,670
Corcept Therapeutics, Inc. (I)(L)	7,508	24,851
CSPC Pharmaceutical Group, Ltd.	244,000	199,406
Daiichi Sankyo Company, Ltd.	95,900	1,502,289
Depomed, Inc. (I)	7,289	159,994
Dermira, Inc. (I)	1,210	20,243
Dr. Reddy’s Laboratories, Ltd., ADR	7,640	402,475
Eisai Company, Ltd.	37,800	1,973,964
Eli Lilly & Company	187,112	13,129,649
Endo International PLC (I)	29,693	2,541,721
Endocyte, Inc. (I)(L)	5,085	29,493
Furiex Pharmaceuticals, Inc. (I)	863	7,025
Genomma Lab Internacional SAB de CV, Class B (I)	58,300	64,246
GlaxoSmithKline PLC	348,577	8,265,225
Hisamitsu Pharmaceutical Company, Inc.	8,500	317,517
Horizon Pharma, Inc. (I)	8,146	167,237
Hospira, Inc. (I)	32,330	2,830,168
IGI Laboratories, Inc. (I)(L)	4,010	46,195
Impax Laboratories, Inc. (I)	8,703	350,644
Intersect ENT, Inc. (I)	858	22,660
Intra-Cellular Therapies, Inc. (I)	2,207	54,844
Johnson & Johnson	534,564	54,798,156
Kalbe Farma Tbk PT	2,098,110	292,854
Kyowa Hakko Kirin Company, Ltd.	34,737	420,280
Lannett Company, Inc. (I)	3,204	199,930
Mallinckrodt PLC (I)	22,210	2,592,351
Merck & Company, Inc.	544,450	31,872,103
Merck KGaA	12,969	1,338,090
Mitsubishi Tanabe Pharma Corp.	33,700	568,262
Mylan, Inc. (I)	71,493	4,098,336
Nektar Therapeutics (I)	15,869	207,408
Novartis AG	236,108	24,147,733
Novo Nordisk A/S, Class B	197,797	9,465,488
Omeros Corp. (I)(L)	4,287	89,470
Ono Pharmaceutical Company, Ltd.	12,400	1,235,692
Orion OYJ, Class B	10,209	332,394
Otsuka Holdings Company, Ltd.	58,600	1,756,859
Pacira Pharmaceuticals, Inc. (I)	4,438	509,349
Pernix Therapeutics Holdings (I)(L)	4,208	45,152
Perrigo Company PLC	26,886	4,153,080
Pfizer, Inc.	1,203,312	41,297,668
Phibro Animal Health Corp., Class A	1,930	70,001
POZEN, Inc. (I)	3,633	26,630
Prestige Brands Holdings, Inc. (I)	6,477	249,624
Relypsa, Inc. (I)	2,126	82,489
Repros Therapeutics, Inc. (I)(L)	3,143	28,947
Revance Therapeutics, Inc. (I)(L)	1,172	18,811
Richter Gedeon Nyrt	11,100	160,922
Roche Holding AG	72,107	19,648,391
Sagent Pharmaceuticals, Inc. (I)	2,710	73,658
Salix Pharmaceuticals, Ltd. (I)	15,944	2,506,397
Sanofi	103,491	10,122,288
Santen Pharmaceutical Company, Ltd.	11,100	744,658

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
SciClone Pharmaceuticals, Inc. (I)	6,450	$49,730
ScinoPharm Taiwan, Ltd.	21,464	32,949
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	36,000	119,771
Shionogi & Company, Ltd.	44,800	1,318,779
Shire PLC	42,369	3,417,952
Sihuan Pharmaceutical Holdings Group, Ltd.	357,000	211,603
Sino Biopharmaceutical, Ltd.	256,000	244,460
Sucampo Pharmaceuticals, Inc., Class A (I)	2,249	34,590
Sumitomo Dainippon Pharma Company, Ltd.	23,900	260,906
Supernus Pharmaceuticals, Inc. (I)(L)	3,665	32,948
Taisho Pharmaceutical Holdings Company, Ltd.	4,700	319,915
Takeda Pharmaceutical Company, Ltd.	118,600	6,074,317
Tetraphase Pharmaceuticals, Inc. (I)	3,256	128,482
Teva Pharmaceutical Industries, Ltd.	88,818	5,042,297
The Medicines Company (I)	8,117	233,486
TherapeuticsMD, Inc. (I)(L)	13,402	67,948
Theravance Biopharma, Inc. (I)	2,902	63,060
Theravance, Inc. (L)	10,425	188,276
Trius Therapeutics, Inc. (I)(L)	6,739	741
UCB SA	16,903	1,291,290
Valeant Pharmaceuticals International, Inc. (I)	25,804	5,083,394
VIVUS, Inc. (I)(L)	11,954	31,200
XenoPort, Inc. (I)	7,224	49,484
Yuhan Corp.	698	108,762
Zoetis, Inc.	95,755	4,413,348
Zogenix, Inc. (I)	17,179	28,861
ZS Pharma, Inc. (I)	871	43,088
		368,042,610
		758,213,935
Industrials - 11.0%
Aerospace and defense - 2.0%
AAR Corp.	4,935	145,089
Aerovironment, Inc. (I)	2,385	65,373
Airbus Group NV	51,177	3,156,732
American Science & Engineering, Inc.	986	51,558
Astronics Corp. (I)	2,377	165,344
AviChina Industry & Technology Company, Ltd., H Shares	188,000	122,408
B/E Aerospace, Inc.	26,348	1,674,152
BAE Systems PLC	226,616	1,857,370
Bombardier, Inc., Class B (L)	119,715	248,987
CAE, Inc.	23,885	288,317
Cobham PLC	81,072	426,409
Cubic Corp.	2,555	133,550
Curtiss-Wright Corp.	5,936	430,835
DigitalGlobe, Inc. (I)	9,386	312,085
Ducommun, Inc. (I)	1,461	36,350
Embraer SA	44,208	387,778
Engility Holdings, Inc.	2,196	79,276
Esterline Technologies Corp. (I)	11,903	1,402,769
Exelis, Inc.	46,726	1,130,769
Finmeccanica SpA (I)	31,146	377,175
GenCorp, Inc. (I)	7,495	144,654
General Dynamics Corp.	60,120	8,343,454
HEICO Corp.	8,271	490,139
Honeywell International, Inc.	149,497	15,365,302
Huntington Ingalls Industries, Inc.	12,082	1,707,549
KLX, Inc. (I)	13,759	549,534
Korea Aerospace Industries, Ltd.	3,678	168,982
Kratos Defense & Security Solutions, Inc. (I)	6,222	35,901

The accompanying notes are an integral part of the financial statements.	178

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Aerospace and defense (continued)
L-3 Communications Holdings, Inc.	16,268	$2,105,567
LMI Aerospace, Inc. (I)	1,547	22,029
Lockheed Martin Corp.	51,274	10,257,364
Meggitt PLC	57,619	483,742
Moog, Inc., Class A (I)	5,104	385,148
National Presto Industries, Inc. (L)	608	36,869
Northrop Grumman Corp.	38,576	6,392,429
Orbital ATK, Inc.	17,908	1,186,942
Precision Castparts Corp.	27,228	5,889,416
Raytheon Company	58,892	6,405,683
Rockwell Collins, Inc.	25,412	2,263,701
Rolls-Royce Holdings PLC (I)	135,495	1,979,487
Safran SA	23,559	1,656,241
Singapore Technologies Engineering, Ltd.	162,200	417,379
Sparton Corp. (I)	1,563	35,871
TASER International, Inc. (I)	6,676	156,752
Teledyne Technologies, Inc. (I)	13,595	1,370,784
Textron, Inc.	52,761	2,337,840
Thales SA	8,040	461,725
The Boeing Company	126,630	19,102,136
The KEYW Holding Corp. (I)(L)	4,085	35,662
Triumph Group, Inc.	12,707	759,752
United Technologies Corp.	161,928	19,740,642
Zodiac Aerospace	16,034	576,246
		123,357,248
Air freight and logistics - 0.6%
Air Transport Services Group, Inc. (I)	6,558	58,956
Atlas Air Worldwide Holdings, Inc. (I)	3,157	143,170
Bollore SA	47,138	258,496
C.H. Robinson Worldwide, Inc.	27,933	2,075,422
Deutsche Post AG	97,133	3,306,688
Echo Global Logistics, Inc. (I)	3,018	87,643
Expeditors International of Washington, Inc.	36,893	1,781,932
FedEx Corp.	50,304	8,902,802
Forward Air Corp.	3,901	208,704
Hub Group, Inc., Class A (I)	4,622	186,590
Hyundai Glovis Company, Ltd.	1,156	251,225
Park-Ohio Holdings Corp.	1,130	65,258
Royal Mail PLC	45,761	296,653
Sinotrans, Ltd., H Shares	163,000	107,636
TNT Express NV	47,306	288,614
Toll Holdings, Ltd.	52,499	366,057
United Parcel Service, Inc., Class B	133,100	13,540,263
UTi Worldwide, Inc. (I)	11,414	149,295
XPO Logistics, Inc. (I)	6,540	288,741
Yamato Transport Company, Ltd.	54,500	1,275,714
		33,639,859
Airlines - 0.4%
Air China, Ltd., H Shares	165,466	146,534
AirAsia BHD	83,146	60,419
Alaska Air Group, Inc.	32,918	2,095,231
Allegiant Travel Company	1,684	309,216
ANA Holdings, Inc.	174,000	472,599
Cathay Pacific Airways, Ltd.	197,000	442,073
China Airlines, Ltd. (I)	261,000	127,762
Delta Air Lines, Inc.	159,864	7,117,145
Deutsche Lufthansa AG	23,245	340,341
easyJet PLC	11,182	298,196
Eva Airways Corp. (I)	188,000	137,304
Hawaiian Holdings, Inc. (I)	5,613	103,897
International Consolidated Airlines Group SA (I)	81,075	723,490

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Airlines (continued)
Japan Airlines Company, Ltd.	18,000	$554,344
JetBlue Airways Corp. (I)	91,991	1,581,325
Korean Air Lines Company, Ltd. (I)	2,943	134,735
Latam Airlines Group SA	28,000	298,708
Qantas Airways, Ltd. (I)	40,608	91,492
Republic Airways Holdings, Inc. (I)	6,320	81,338
Ryanair Holdings PLC, ADR	2,693	170,602
Ryanair Holdings, PLC	1,602	18,073
Singapore Airlines, Ltd.	56,840	500,562
SkyWest, Inc.	6,528	95,439
Southwest Airlines Company	129,635	5,605,417
Turk Hava Yollari	52,411	189,181
Virgin America, Inc. (I)	1,920	67,277
		21,762,700
Building products - 0.3%
AAON, Inc.	5,288	119,033
Advanced Drainage Systems, Inc.	1,876	50,933
Allegion PLC	18,301	1,056,517
American Woodmark Corp. (I)	1,587	83,571
AO Smith Corp.	18,820	1,186,225
Apogee Enterprises, Inc.	3,612	165,610
Asahi Glass Company, Ltd.	151,000	953,283
Assa Abloy AB, Series B	26,404	1,584,528
Builders FirstSource, Inc. (I)	5,917	35,680
Cie de Saint-Gobain	39,584	1,777,824
Continental Building Products, Inc. (I)	1,449	30,226
Daikin Industries, Ltd.	35,200	2,296,166
Fortune Brands Home & Security, Inc.	39,475	1,828,482
Geberit AG	3,856	1,373,525
Gibraltar Industries, Inc. (I)	3,775	55,342
Griffon Corp.	5,092	83,101
Insteel Industries, Inc.	2,276	49,412
KCC Corp.	512	276,127
Lennox International, Inc.	11,058	1,152,907
LIXIL Group Corp.	40,000	953,279
Masco Corp.	67,829	1,776,442
Masonite International Corp. (I)	3,635	222,971
NCI Building Systems, Inc. (I)	3,609	60,776
Norcraft Cos, Inc. (I)	1,036	21,352
Nortek, Inc. (I)	1,111	86,269
Patrick Industries, Inc. (I)	1,103	60,941
PGT, Inc. (I)	6,491	66,013
Ply Gem Holdings, Inc. (I)	2,711	37,222
Quanex Building Products Corp.	4,734	92,739
Simpson Manufacturing Company, Inc.	5,144	186,213
Taiwan Glass Industrial Corp.	95,395	70,592
TOTO, Ltd.	42,000	585,051
Trex Company, Inc. (I)	4,166	209,758
Universal Forest Products, Inc.	2,567	138,746
		18,726,856
Commercial services and supplies - 0.6%
ABM Industries, Inc.	6,892	214,272
ACCO Brands Corp. (I)	14,320	108,975
Aggreko PLC	18,325	482,063
ARC Document Solutions, Inc. (I)	5,231	44,254
Babcock International Group PLC	17,588	273,632
Brady Corp., Class A	5,996	161,652
Brambles, Ltd.	121,513	1,052,873
Casella Waste Systems, Inc., Class A (I)	6,472	28,477
Ceco Environmental Corp. (L)	2,749	39,118
China Everbright International, Ltd.	212,000	295,225
Cintas Corp.	18,540	1,547,719

The accompanying notes are an integral part of the financial statements.	179

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Commercial services and supplies (continued)
Civeo Corp.	12,100	$47,674
Clean Harbors, Inc. (I)	13,649	760,113
Copart, Inc. (I)	28,449	1,064,562
Dai Nippon Printing Company, Ltd.	84,000	814,333
Deluxe Corp.	18,620	1,239,161
Edenred	17,724	482,846
Ennis, Inc.	3,363	46,914
G&K Services, Inc., Class A	2,465	177,455
G4S PLC	109,961	505,036
Healthcare Services Group, Inc.	8,749	293,704
Herman Miller, Inc.	22,254	689,206
HNI Corp.	16,666	849,966
InnerWorkings, Inc. (I)	4,901	31,121
Interface, Inc.	8,438	170,363
ISS A/S (I)	8,700	271,102
KEPCO Plant Service & Engineering Company, Ltd.	1,735	145,698
Kimball International, Inc., Class B	4,478	42,765
Knoll, Inc.	6,105	129,609
Matthews International Corp., Class A	3,721	179,985
McGrath RentCorp.	3,284	105,055
Mobile Mini, Inc.	5,833	242,011
MSA Safety, Inc.	11,578	585,615
Multi-Color Corp.	1,618	110,477
Park24 Company, Ltd.	14,500	273,609
Performant Financial Corp. (I)	4,092	21,483
Pitney Bowes, Inc.	38,429	890,400
Quad/Graphics, Inc.	3,497	81,935
R.R. Donnelley & Sons Company	49,991	953,328
Republic Services, Inc.	48,213	1,972,876
Rollins, Inc.	16,022	537,378
S-1 Corp.	1,658	120,798
Secom Company, Ltd.	31,500	1,964,083
Securitas AB, Series B	25,033	356,094
Societe BIC SA	2,437	364,278
SP Plus Corp. (I)	1,933	43,705
Steelcase, Inc., Class A	10,251	191,899
Stericycle, Inc. (I)	16,217	2,188,808
Team, Inc. (I)	2,602	99,917
Tetra Tech, Inc.	8,127	206,670
The ADT Corp.	33,367	1,308,654
The Brink’s Company	6,075	170,951
Toppan Printing Company, Ltd.	84,000	603,053
Tyco International, Ltd.	79,907	3,373,674
UniFirst Corp.	1,806	214,607
United Stationers, Inc.	4,895	197,709
US Ecology, Inc.	2,727	133,132
Viad Corp.	2,649	70,357
Waste Connections, Inc.	31,056	1,458,700
Waste Management, Inc.	81,314	4,429,987
West Corp.	4,749	162,178
		35,623,294
Construction and engineering - 0.3%
ACS Actividades de Construccion y Servicios SA	14,035	520,473
AECOM (I)	38,487	1,156,919
Aegion Corp. (I)	4,914	88,894
Ameresco, Inc., Class A (I)	2,904	18,179
Argan, Inc.	1,673	54,255
Boskalis Westminster NV	9,119	423,015
Bouygues SA	14,579	577,362
China Communications Construction Company, Ltd., H Shares	384,965	471,233

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction and engineering (continued)
China Railway Construction Corp., H Shares	171,800	$209,276
China Railway Group, Ltd., H Shares	347,000	282,816
China State Construction International Holdings, Ltd.	150,000	215,042
Chiyoda Corp.	23,000	186,823
Comfort Systems USA, Inc.	4,841	90,527
CTCI Corp.	60,000	98,740
Daelim Industrial Company, Ltd.	2,460	145,160
Daewoo Engineering & Construction Company, Ltd. (I)	8,657	62,415
Dialog Group BHD	225,012	101,600
Dycom Industries, Inc. (I)	4,240	188,044
EMCOR Group, Inc.	8,283	364,700
Ferrovial SA	32,572	689,122
Fluor Corp.	29,906	1,734,548
Furmanite Corp. (I)	4,808	33,416
Gamuda BHD	113,200	165,157
Granite Construction, Inc.	13,886	459,904
Great Lakes Dredge & Dock Corp. (I)	7,398	45,128
GS Engineering & Construction Corp. (I)	4,534	125,015
Hyundai Development Company	4,786	218,115
Hyundai Engineering & Construction Company, Ltd.	6,130	275,687
IJM Corp. BHD	75,200	150,026
Jacobs Engineering Group, Inc. (I)	24,617	1,091,518
JGC Corp.	31,000	636,994
Kajima Corp.	126,000	597,464
KBR, Inc.	36,300	591,327
Larsen & Toubro, Ltd., GDR	21,907	631,778
Layne Christensen Company (I)(L)	2,808	18,252
Leighton Holdings, Ltd.	8,539	146,923
MasTec, Inc. (I)	8,202	181,018
MYR Group, Inc. (I)	2,799	77,364
Northwest Pipe Company (I)	1,219	29,524
Obayashi Corp.	97,000	662,617
Orion Marine Group, Inc. (I)	4,026	41,065
Primoris Services Corp.	4,882	100,813
Promotora y Operadora de Infraestructura SAB de CV (I)	19,300	232,078
Quanta Services, Inc. (I)	41,701	1,200,155
Samsung Engineering Company, Ltd. (I)(L)	2,656	101,546
Shimizu Corp.	89,000	634,501
Sinopec Engineering Group Company, Ltd., H Shares	92,000	74,541
Skanska AB, Series B	29,651	739,088
SNC-Lavalin Group, Inc.	13,115	412,722
Taisei Corp.	154,000	930,002
Tutor Perini Corp. (I)	4,640	107,973
Vinci SA	42,568	2,519,931
		20,910,785
Electrical equipment - 0.7%
ABB, Ltd. (I)	225,607	4,834,544
Acuity Brands, Inc.	10,851	1,719,666
Alstom SA (I)	18,743	618,682
AMETEK, Inc.	46,994	2,497,261
AZZ, Inc.	3,203	145,480
Capstone Turbine Corp. (I)(L)	43,763	30,967
Doosan Heavy Industries and Construction Company, Ltd.	5,199	137,532
Eaton Corp. PLC	90,656	6,437,483
Emerson Electric Company	132,521	7,675,616
Encore Wire Corp.	2,713	101,168
EnerSys	5,734	374,430

The accompanying notes are an integral part of the financial statements.	180

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electrical equipment (continued)
Enphase Energy, Inc. (I)(L)	2,415	$33,279
Franklin Electric Company, Inc.	5,899	215,196
FuelCell Energy, Inc. (I)(L)	30,327	39,728
Fuji Electric Company, Ltd.	84,000	405,021
Generac Holdings, Inc. (I)(L)	8,487	418,324
General Cable Corp.	6,200	93,248
Global Power Equipment Group, Inc.	2,558	34,021
GrafTech International, Ltd. (I)	15,173	59,175
Hubbell, Inc., Class B	13,592	1,546,770
Legrand SA	22,985	1,268,550
LS Corp.	1,312	61,558
LS Industrial Systems Company, Ltd.	1,092	61,485
LSI Industries, Inc.	3,334	26,239
Mabuchi Motor Company, Ltd.	7,300	370,245
Mitsubishi Electric Corp.	291,000	3,411,534
Neo Holdings Company, Ltd. (I)	229	0
Nidec Corp.	32,700	2,208,475
OSRAM Licht AG (L)	8,943	410,149
Plug Power, Inc. (I)(L)	21,299	65,601
Polypore International, Inc. (I)	5,600	332,024
Powell Industries, Inc.	1,158	39,071
Power Solutions International, Inc. (I)	602	34,031
PowerSecure International, Inc. (I)(L)	2,835	31,440
Preformed Line Products Company	393	18,058
Prysmian SpA	15,545	311,008
Regal-Beloit Corp.	11,182	871,525
Rockwell Automation, Inc.	25,948	3,036,954
Schneider Electric SE	1,474	117,264
Schneider Electric SE	44,251	3,555,544
Shanghai Electric Group Company, Ltd., H Shares	253,136	149,371
Teco Electric & Machinery Company, Ltd.	191,000	194,745
Thermon Group Holdings, Inc. (I)	4,155	101,881
Vestas Wind Systems A/S (I)	22,091	930,923
Vicor Corp. (I)	2,027	26,716
Walsin Lihwa Corp. (I)	323,000	103,060
Zhuzhou CSR Times Electric Company, Ltd., H Shares	44,000	247,395
		45,402,437
Industrial conglomerates - 1.8%
3M Company	122,384	20,640,062
Aboitiz Equity Ventures, Inc.	209,640	270,254
Alfa SAB de CV, Class A	208,200	451,199
Alliance Global Group, Inc.	223,600	120,593
Beijing Enterprises Holdings, Ltd.	44,214	328,247
Bidvest Group, Ltd.	26,668	735,791
Carlisle Companies, Inc.	16,055	1,494,239
Cheil Industries, Inc. (I)	1,393	205,609
CITIC, Ltd.	194,033	340,687
CJ Corp.	1,220	192,864
Danaher Corp.	116,763	10,191,075
DMCI Holdings, Inc.	426,300	152,764
Doosan Corp.	549	59,751
Enka Insaat ve Sanayi AS	45,095	92,167
Far Eastern New Century Corp.	316,092	327,658
General Electric Company	1,917,894	49,846,065
Grupo Carso SAB de CV, Series A1	42,200	191,783
Hutchison Whampoa, Ltd.	356,000	4,862,513
JG Summit Holdings, Inc.	258,190	391,987
Keihan Electric Railway Company, Ltd.	76,000	478,460
Keppel Corp., Ltd.	152,531	978,202
KOC Holdings AS	60,209	280,936
Koninklijke Philips NV	100,142	2,993,906

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Industrial conglomerates (continued)
LG Corp.	8,042	$466,090
NWS Holdings, Ltd.	248,230	447,866
Raven Industries, Inc.	4,686	97,656
Roper Industries, Inc.	19,128	3,205,279
Seibu Holdings, Inc. (L)	17,900	457,097
Sembcorp Industries, Ltd.	103,300	320,224
Shanghai Industrial Holdings, Ltd.	42,070	127,209
Siemens AG	79,602	8,898,186
Sime Darby BHD	199,700	516,991
SK Holdings Company, Ltd.	2,187	370,730
SM Investments Corp.	17,020	339,579
Smiths Group PLC	28,194	501,551
Toshiba Corp.	605,000	2,504,132
Turkiye Sise ve Cam Fabrikalari AS	58,026	85,548
		113,964,950
Machinery - 2.0%
Accuride Corp. (I)	5,165	27,839
Actuant Corp., Class A	7,672	195,176
AGCO Corp.	20,942	1,041,655
Alamo Group, Inc.	823	41,273
Albany International Corp., Class A	3,548	133,795
Alfa Laval AB	25,150	504,631
Altra Industrial Motion Corp.	3,501	95,577
Amada Company, Ltd.	52,200	493,491
American Railcar Industries, Inc. (L)	1,190	66,830
Andritz AG	7,417	427,246
Astec Industries, Inc.	2,412	103,161
Atlas Copco AB, A Shares	53,132	1,712,193
Atlas Copco AB, Series B	31,196	927,447
Barnes Group, Inc.	6,719	268,894
Blount International, Inc. (I)	6,265	103,936
Briggs & Stratton Corp.	5,787	120,601
Caterpillar, Inc.	115,625	9,585,313
Chart Industries, Inc. (I)	3,865	135,043
China CNR Corp., Ltd. (I)(S)	152,000	209,302
China International Marine Containers Group Company, Ltd., H Shares	44,800	84,698
CIRCOR International, Inc.	2,223	119,308
CLARCOR, Inc.	18,690	1,229,989
CNH Industrial NV	74,854	620,058
Columbus McKinnon Corp.	2,638	70,065
Commercial Vehicle Group, Inc. (I)	3,576	20,490
Crane Company	12,397	828,492
CSR Corp., Ltd., H Shares	176,000	226,028
Cummins, Inc.	32,462	4,617,070
Daewoo Shipbuilding & Marine Engineering Company, Ltd.	9,150	168,554
Deere & Company	68,452	6,201,751
Donaldson Company, Inc.	31,951	1,183,465
Doosan Infracore Company, Ltd. (I)	11,879	139,641
Douglas Dynamics, Inc.	2,918	65,743
Dover Corp.	31,606	2,277,212
Dynamic Materials Corp.	1,939	31,315
Energy Recovery, Inc. (I)(L)	5,210	17,662
EnPro Industries, Inc.	2,841	186,853
ESCO Technologies, Inc.	3,311	127,606
FANUC Corp.	28,800	5,532,161
Federal Signal Corp.	7,890	130,106
Flowserve Corp.	25,848	1,605,936
FreightCar America, Inc.	1,526	47,764
GEA Group AG	18,258	902,292
Global Brass & Copper Holdings, Inc.	2,771	38,905
Graco, Inc.	14,880	1,127,606

The accompanying notes are an integral part of the financial statements.	181

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
Graham Corp.	1,432	$32,406
Haitian International Holdings, Ltd.	57,000	123,970
Harsco Corp.	30,369	500,785
Hillenbrand, Inc.	7,783	246,721
Hino Motors, Ltd.	39,000	594,589
Hitachi Construction Machinery Company, Ltd.	16,200	300,023
Hiwin Technologies Corp.	19,381	155,700
Hurco Companies, Inc.	836	28,533
Hyster-Yale Materials Handling, Inc.	1,304	86,155
Hyundai Heavy Industries Company, Ltd.	3,565	389,203
Hyundai Mipo Dockyard Company, Ltd. (I)	844	59,081
IDEX Corp.	19,866	1,534,847
IHI Corp.	209,000	974,671
Illinois Tool Works, Inc.	68,697	6,791,385
IMI PLC	19,378	412,656
Ingersoll-Rand PLC	50,721	3,407,944
ITT Corp.	22,919	941,283
John Bean Technologies Corp.	3,637	125,695
Joy Global, Inc.	18,888	837,116
JTEKT Corp.	30,900	485,266
Kadant, Inc.	1,551	68,616
Kawasaki Heavy Industries, Ltd.	213,000	1,011,348
Kennametal, Inc.	19,793	692,755
Komatsu, Ltd.	140,300	2,922,746
Kone OYJ, Class B (L)	31,947	1,471,702
Kubota Corp.	169,000	2,754,948
Kurita Water Industries, Ltd.	15,000	371,283
LB Foster Company, Class A	1,370	67,157
Lincoln Electric Holdings, Inc.	19,436	1,341,861
Lindsay Corp. (L)	1,494	130,845
Lydall, Inc. (I)	2,199	70,060
Makita Corp.	17,900	850,657
MAN SE	3,360	360,357
Manitex International, Inc. (I)	2,232	26,226
Melrose Industries PLC	74,268	343,144
Meritor, Inc. (I)	12,173	173,952
Metso OYJ	11,443	368,136
Miller Industries, Inc.	1,532	33,949
Minebea Company, Ltd.	48,000	724,876
Mitsubishi Heavy Industries, Ltd.	457,000	2,533,393
Mueller Industries, Inc.	7,005	243,844
Mueller Water Products, Inc., Class A	19,871	182,018
Nabtesco Corp.	17,200	462,192
NGK Insulators, Ltd.	39,000	760,079
NN, Inc.	2,214	61,350
Nordson Corp.	14,682	1,129,486
NSK, Ltd.	70,000	975,639
Oshkosh Corp.	19,967	974,190
PACCAR, Inc.	67,653	4,333,175
Pall Corp.	20,365	2,052,996
Parker Hannifin Corp.	28,405	3,485,009
Pentair PLC	35,710	2,373,644
Proto Labs, Inc. (I)	2,806	199,450
RBC Bearings, Inc.	2,902	180,069
Rexnord Corp. (I)	9,358	258,000
Samsung Heavy Industries Company, Ltd.	14,317	256,664
Sandvik AB	83,669	937,798
Schindler Holding AG, Participation Certificates	4,525	746,914
Schindler Holding AG, Registered Shares	2,061	334,782
SembCorp Marine, Ltd. (L)	89,000	194,856
SKF AB, B Shares	30,953	779,033

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Machinery (continued)
SMC Corp.	8,300	$2,309,498
Snap-on, Inc.	11,087	1,632,339
SPX Corp.	10,276	915,900
Standex International Corp.	1,582	114,695
Stanley Black & Decker, Inc.	29,941	2,944,398
Sulzer AG	2,439	296,901
Sumitomo Heavy Industries, Ltd.	83,000	516,640
Sun Hydraulics Corp.	2,826	109,366
Tennant Company	2,281	149,109
Terex Corp.	27,122	743,414
The ExOne Company (I)(L)	1,304	19,730
The Gorman-Rupp Company	2,280	65,527
The Greenbrier Companies, Inc. (L)	3,431	201,640
The Timken Company	18,639	791,785
The Weir Group PLC	15,314	401,535
THK Company, Ltd.	17,100	411,546
Titan International, Inc. (L)	5,474	54,631
TriMas Corp. (I)	5,683	170,263
Trinity Industries, Inc.	38,941	1,309,196
Twin Disc, Inc.	1,169	21,498
United Tractors Tbk PT	158,937	255,029
Vallourec SA	9,552	224,696
Valmont Industries, Inc. (L)	6,157	767,470
Volvo AB, Series B	121,166	1,460,925
Wabash National Corp. (I)	8,665	126,942
Wabtec Corp.	24,084	2,285,331
Wartsila OYJ ABP	15,056	682,270
Watts Water Technologies, Inc., Class A	3,482	191,440
WEG SA	18,430	199,734
Weichai Power Company, Ltd., H Shares	41,920	170,977
Woodward, Inc.	22,800	1,106,940
Xerium Technologies, Inc. (I)	1,487	23,733
Xylem, Inc.	34,801	1,242,396
Yangzijiang Shipbuilding Holdings, Ltd.	205,200	184,473
Zardoya Otis SA	13,248	160,042
		121,323,410
Marine - 0.1%
A.P. Moeller - Maersk A/S, Series A	388	861,226
A.P. Moeller - Maersk A/S, Series B	697	1,602,284
China COSCO Holdings Company, Ltd., H Shares (I)(L)	229,379	114,755
China Shipping Container Lines Company, Ltd., H Shares (I)	333,076	103,092
Evergreen Marine Corp Taiwan, Ltd. (I)	168,000	122,795
Hyundai Merchant Marine Company, Ltd. (I)	7,315	60,158
Kirby Corp. (I)	14,277	1,100,471
Knightsbridge Tankers, Ltd. (L)	4,453	21,953
Kuehne & Nagel International AG	5,446	793,222
Matson, Inc.	5,323	210,099
MISC BHD	73,500	171,664
Mitsui O.S.K. Lines, Ltd.	163,000	583,002
Navios Maritime Holdings, Inc. (L)	10,197	44,357
Nippon Yusen KK	242,000	726,739
Safe Bulkers, Inc. (L)	5,080	19,253
Scorpio Bulkers, Inc. (I)	17,387	44,337
U-Ming Marine Transport Corp.	43,000	65,043
Yang Ming Marine Transport Corp. (I)	142,000	76,637
		6,721,087
Professional services - 0.4%
Acacia Research Corp. (L)	6,390	80,131
Adecco SA (I)	17,415	1,370,089
ALS, Ltd.	32,871	146,329

The accompanying notes are an integral part of the financial statements.	182

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Professional services (continued)
Barrett Business Services, Inc.	955	$35,574
Bureau Veritas SA	19,013	447,646
Capita PLC	47,268	865,502
CBIZ, Inc. (I)	5,254	46,445
CDI Corp.	1,823	33,543
CRA International, Inc. (I)	1,219	36,680
Equifax, Inc.	23,042	2,151,432
Experian PLC	71,121	1,312,498
Exponent, Inc.	1,626	140,698
Franklin Covey Company (I)	1,490	26,671
FTI Consulting, Inc. (I)	15,325	565,033
GP Strategies Corp. (I)	1,710	61,030
Heidrick & Struggles International, Inc.	2,429	58,150
Huron Consulting Group, Inc. (I)	2,932	195,418
ICF International, Inc. (I)	2,532	106,091
Insperity, Inc.	2,823	146,231
Intertek Group PLC	11,539	449,895
Kelly Services, Inc., Class A	3,382	58,542
Kforce, Inc.	3,165	74,694
Korn/Ferry International (I)	6,199	189,689
ManpowerGroup, Inc.	19,802	1,593,269
Mistras Group, Inc. (I)	2,072	39,057
Navigant Consulting, Inc. (I)	6,285	87,927
Nielsen NV (L)	61,883	2,797,730
On Assignment, Inc. (I)	6,787	259,331
Paylocity Holding Corp. (I)	1,040	31,086
Pendrell Corp. (I)	18,999	21,659
Randstad Holding NV	13,206	775,644
Recruit Holdings Company, Ltd. (I)	21,500	673,649
Resources Connection, Inc.	5,022	88,990
Robert Half International, Inc.	25,965	1,608,791
RPX Corp. (I)	6,863	100,063
Seek, Ltd.	24,724	333,324
SGS SA	558	1,128,339
The Advisory Board Company (I)	5,233	283,210
The Corporate Executive Board Company	12,624	987,323
The Dun & Bradstreet Corp.	6,718	890,001
Towers Watson & Company, Class A	17,499	2,301,119
TriNet Group, Inc. (I)	1,925	69,955
TrueBlue, Inc. (I)	5,190	119,422
VSE Corp.	525	41,585
WageWorks, Inc. (I)	4,366	250,827
		23,080,312
Road and rail - 1.2%
ArcBest Corp.	3,279	137,325
Asciano, Ltd.	77,415	391,514
Aurizon Holdings, Ltd.	166,123	613,283
BTS Group Holdings PCL	480,151	142,575
Canadian National Railway Company	66,700	4,607,267
Canadian Pacific Railway, Ltd.	14,031	2,627,515
Celadon Group, Inc.	2,561	67,226
Central Japan Railway Company, Ltd.	21,700	4,037,692
CJ Korea Express Company, Ltd. (I)	620	102,361
ComfortDelGro Corp., Ltd.	211,800	456,697
Con-way, Inc.	14,492	640,112
Cosan Logistica SA (I)	9,194	10,702
CSX Corp.	190,112	6,522,743
DSV A/S	17,152	554,597
East Japan Railway Company	50,300	4,225,292
Genesee & Wyoming, Inc., Class A (I)	12,807	1,320,402
Hankyu Hanshin Holdings, Inc.	171,000	1,082,784
Heartland Express, Inc.	6,663	167,708
J.B. Hunt Transport Services, Inc.	23,157	1,979,924

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Road and rail (continued)
Kansas City Southern	21,084	$2,442,371
Keikyu Corp.	70,000	570,483
Keio Corp.	87,000	723,721
Keisei Electric Railway Company, Ltd.	41,000	556,161
Kintetsu Corp.	271,000	1,052,099
Knight Transportation, Inc.	7,311	241,702
Landstar System, Inc.	11,194	786,043
Localiza Rent a Car SA	9,936	122,433
Marten Transport, Ltd.	3,063	71,031
MTR Corp., Ltd.	242,528	1,125,068
Nagoya Railroad Company, Ltd.	127,000	537,716
Nippon Express Company, Ltd.	127,000	710,539
Norfolk Southern Corp.	59,097	6,451,029
Odakyu Electric Railway Company, Ltd.	94,000	980,664
Old Dominion Freight Line, Inc. (I)	17,032	1,330,540
P.A.M. Transportation Services, Inc. (I)	402	21,093
Patriot Transportation Holding, Inc. (I)	291	6,556
Quality Distribution, Inc. (I)	3,669	40,322
Roadrunner Transportation Systems, Inc. (I)	3,601	92,438
Ryder Systems, Inc.	10,264	964,713
Saia, Inc. (I)	3,103	142,831
Swift Transportation Company (I)	10,522	297,562
Tobu Railway Company, Ltd.	153,000	760,757
Tokyu Corp.	171,000	1,159,557
Union Pacific Corp.	169,781	20,417,863
Universal Truckload Services, Inc.	978	24,988
USA Truck, Inc. (I)	848	25,822
Werner Enterprises, Inc.	16,546	530,630
West Japan Railway Company	24,700	1,408,715
YRC Worldwide, Inc. (I)	4,020	79,234
		73,362,400
Trading companies and distributors - 0.5%
Aircastle, Ltd.	7,970	183,868
Applied Industrial Technologies, Inc.	5,170	226,498
Ashtead Group PLC	36,104	661,074
Barloworld, Ltd.	18,774	143,617
Beacon Roofing Supply, Inc. (I)	6,238	187,265
Brenntag AG	15,420	901,949
Bunzl PLC	23,713	692,767
CAI International, Inc. (I)	2,177	52,858
Daewoo International Corp.	4,101	108,337
DXP Enterprises, Inc. (I)	1,678	76,852
Fastenal Company	52,118	2,165,503
Finning International, Inc.	14,611	294,417
GATX Corp.	11,059	688,423
H&E Equipment Services, Inc.	3,994	97,773
Houston Wire & Cable Company	2,476	26,270
ITOCHU Corp.	226,500	2,536,689
Kaman Corp.	3,408	141,432
Marubeni Corp.	248,300	1,526,665
Mitsubishi Corp.	207,600	4,148,620
Mitsui & Company, Ltd.	256,700	3,569,229
MSC Industrial Direct Company, Inc., Class A	12,640	922,594
Neff Corp. (I)	1,535	16,041
Noble Group, Ltd.	461,973	329,037
NOW, Inc. (I)(L)	26,789	569,266
Rexel SA	24,090	470,079
Rush Enterprises, Inc., Class A (I)	4,356	121,663
Samsung C&T Corp.	10,623	586,024
SK Networks Company, Ltd.	8,496	73,134
Stock Building Supply Holdings, Inc. (I)	2,021	31,386
Sumitomo Corp.	169,300	1,862,258
TAL International Group, Inc. (I)	4,211	175,725

The accompanying notes are an integral part of the financial statements.	183

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Trading companies and distributors (continued)
Textainer Group Holdings, Ltd. (L)	2,619	$84,489
Titan Machinery, Inc. (I)	2,286	32,964
Toyota Tsusho Corp.	31,900	884,426
Travis Perkins PLC	17,648	548,284
United Rentals, Inc. (I)	19,065	1,774,189
W.W. Grainger, Inc.	11,597	2,747,445
Watsco, Inc.	9,961	1,167,828
Wolseley PLC	19,134	1,170,228
		31,997,166
Transportation infrastructure - 0.1%
Abertis Infraestructuras SA	31,689	617,724
Aeroports de Paris	2,518	306,602
Airports of Thailand PCL	48,560	464,121
Atlantia SpA	32,345	851,446
Auckland International Airport, Ltd.	163,791	538,390
Beijing Capital International Airport
Company, Ltd., H Shares	131,211	123,704
CCR SA	58,615	344,962
China Merchants Holdings
International Company, Ltd.	98,031	374,198
COSCO Pacific, Ltd.	149,508	215,859
EcoRodovias Infraestrutura e Logistica SA	16,035	59,645
Fraport AG Frankfurt Airport
Services Worldwide	3,610	218,077
Groupe Eurotunnel SA	40,298	550,626
Grupo Aeroportuario del Pacifico SAB
de CV, Series B	22,400	151,574
Grupo Aeroportuario del Sureste SAB
de CV, Class B	15,000	206,227
Hutchison Port Holdings Trust	589,200	409,295
International Container Terminal Services, Inc.	53,470	135,866
Jasa Marga Tbk PT	187,854	103,112
Jiangsu Expressway Company, Ltd., H Shares	106,855	131,309
Kamigumi Company, Ltd.	35,000	342,080
Malaysia Airports Holdings BHD	44,622	90,988
Mitsubishi Logistics Corp.	18,000	277,236
OHL Mexico SAB de CV (I)	58,400	120,849
Sydney Airport	81,852	329,774
TAV Havalimanlari Holding AS	15,206	121,510
Transurban Group	140,278	1,002,427
Wesco Aircraft Holdings, Inc. (I)	6,619	99,351
Zhejiang Expressway Company, Ltd., H Shares	122,282	149,684
		8,336,636
		678,209,140
Information technology - 15.6%
Communications equipment - 1.2%
ADTRAN, Inc.	7,069	152,196
Alcatel-Lucent (I)	244,702	959,093
Alliance Fiber Optic Products, Inc.	1,608	26,371
Applied Optoelectronics, Inc. (I)(L)	2,022	25,235
ARRIS Group, Inc. (I)	32,964	968,482
Aruba Networks, Inc. (I)	13,313	330,296
Bel Fuse, Inc., Class B	1,296	24,741
Black Box Corp.	1,948	42,837
CalAmp Corp. (I)	4,603	88,147
Calix, Inc. (I)	5,138	44,906
Ciena Corp. (I)	39,774	832,072
Cisco Systems, Inc.	976,613	28,819,850
Comtech Telecommunications Corp.	1,976	70,622
Digi International, Inc. (I)	3,162	33,454
Emulex Corp. (I)	8,776	69,769

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Communications equipment (continued)
Extreme Networks, Inc. (I)	12,538	$44,510
F5 Networks, Inc. (I)	14,094	1,664,713
Finisar Corp. (I)	12,892	270,861
Harmonic, Inc. (I)	11,306	88,300
Harris Corp.	19,985	1,552,435
Infinera Corp. (I)	15,253	260,064
InterDigital, Inc.	13,916	735,739
Ixia (I)	7,476	85,077
JDS Uniphase Corp. (I)	58,011	798,811
Juniper Networks, Inc.	73,576	1,759,202
Motorola Solutions, Inc.	40,458	2,748,717
NETGEAR, Inc. (I)	4,283	138,084
Nokia OYJ	383,307	3,080,323
Numerex Corp., Class A (I)	2,070	23,412
Oclaro, Inc. (I)(L)	13,217	23,130
Plantronics, Inc.	16,002	807,141
Polycom, Inc. (I)	51,346	709,602
Procera Networks, Inc. (I)(L)	3,090	28,675
QUALCOMM, Inc.	317,534	23,024,390
Riverbed Technology, Inc. (I)	38,810	812,681
Ruckus Wireless, Inc. (I)	8,219	104,053
ShoreTel, Inc. (I)	7,894	58,810
Sonus Networks, Inc. (I)	6,214	106,011
Telefonaktiebolaget LM Ericsson, B Shares	241,914	3,124,094
Tessco Technologies, Inc.	760	16,986
Ubiquiti Networks, Inc.	3,754	118,777
ViaSat, Inc. (I)	5,141	335,913
ZTE Corp., H Shares	56,096	124,702
		75,133,284
Electronic equipment, instruments and components - 1.2%
AAC Technologies Holdings, Inc.	64,000	424,934
Agilysys, Inc. (I)	2,016	19,938
Amphenol Corp., Class A	59,111	3,337,407
Anixter International, Inc. (I)	3,352	264,439
Arrow Electronics, Inc. (I)	24,247	1,502,344
AU Optronics Corp.	870,000	455,679
Avnet, Inc.	34,291	1,570,871
Badger Meter, Inc.	1,811	105,762
Belden, Inc.	16,087	1,428,204
Benchmark Electronics, Inc. (I)	6,559	153,874
Checkpoint Systems, Inc. (I)	5,373	72,536
Citizen Holdings Company, Ltd.	39,400	300,356
Cognex Corp. (I)	32,563	1,455,240
Coherent, Inc. (I)	3,113	199,979
Control4 Corp. (I)(L)	1,459	18,938
Corning, Inc.	244,866	5,974,730
CTS Corp.	4,145	72,372
CUI Global, Inc. (I)	2,783	15,863
Daktronics, Inc.	4,987	51,017
Delta Electronics Thailand PCL	136,400	294,275
Delta Electronics, Inc.	181,000	1,164,402
DTS, Inc. (I)	2,189	64,510
Electro Rent Corp.	2,123	27,429
Electro Scientific Industries, Inc.	3,397	23,473
Fabrinet (I)	4,498	80,739
FARO Technologies, Inc. (I)	2,167	129,955
FEI Company	15,633	1,234,851
FLIR Systems, Inc.	26,799	865,072
GSI Group, Inc. (I)	4,016	52,810
Hamamatsu Photonics KK	10,700	596,460
Hexagon AB, B Shares	20,403	736,905
Hirose Electric Company, Ltd.	4,500	591,817
Hitachi High-Technologies Corp.	9,200	284,809

The accompanying notes are an integral part of the financial statements.	184

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic equipment, instruments and components (continued)
Hitachi, Ltd.	726,000	$4,970,654
Hon Hai Precision Industry Company, Ltd.	1,243,016	3,434,745
Hoya Corp.	63,900	2,579,793
Ibiden Company, Ltd.	18,000	302,876
II-VI, Inc. (I)	6,609	115,591
Ingram Micro, Inc., Class A (I)	39,016	964,085
Innolux Corp.	800,000	408,919
Insight Enterprises, Inc. (I)	5,185	136,366
InvenSense, Inc. (I)(L)	8,923	148,746
IPG Photonics Corp. (I)(L)	8,878	851,400
Itron, Inc. (I)	14,703	536,365
Jabil Circuit, Inc.	48,388	1,063,084
Japan Display, Inc. (I)	54,300	221,965
KEMET Corp. (I)	5,974	27,301
Keyence Corp.	6,800	3,477,529
Keysight Technologies, Inc. (I)	41,910	1,573,301
Kimball Electronics, Inc. (I)	3,549	44,433
Kingboard Chemical Holdings, Ltd.	59,200	102,542
Knowles Corp. (I)(L)	21,278	407,474
Kyocera Corp.	48,200	2,438,678
Largan Precision Company, Ltd.	10,000	850,078
LG Display Company, Ltd.	19,784	614,258
LG Innotek Company, Ltd.	1,183	113,108
Littelfuse, Inc.	2,789	279,792
Maxwell Technologies, Inc. (I)(L)	3,736	28,169
Mercury Systems, Inc. (I)	4,267	72,624
Mesa Laboratories, Inc.	363	26,815
Methode Electronics, Inc.	4,698	182,705
MTS Systems Corp.	1,879	136,134
Murata Manufacturing Company, Ltd.	30,400	3,752,948
National Instruments Corp.	25,219	785,320
Newport Corp. (I)	5,079	101,377
Nippon Electric Glass Company, Ltd.	59,000	295,027
Omron Corp.	30,700	1,357,808
OSI Systems, Inc. (I)	2,490	180,450
Park Electrochemical Corp.	2,799	60,766
Plexus Corp. (I)	4,268	171,787
RealD, Inc. (I)	5,223	68,212
Rofin-Sinar Technologies, Inc. (I)	3,560	85,333
Rogers Corp. (I)	2,248	175,973
Samsung Electro-Mechanics Company, Ltd.	5,115	321,261
Samsung SDI Company, Ltd.	4,685	582,315
Sanmina Corp. (I)	10,229	232,198
ScanSource, Inc. (I)	3,551	129,114
Shimadzu Corp.	35,000	378,738
Simplo Technology Company, Ltd.	27,900	138,086
SYNNEX Corp.	3,499	266,799
Synnex Technology International Corp.	128,000	186,384
TDK Corp.	18,500	1,304,778
TE Connectivity, Ltd.	77,672	5,602,481
Tech Data Corp. (I)	9,572	569,534
TPK Holding Company, Ltd.	24,887	179,127
Trimble Navigation, Ltd. (I)	64,805	1,694,003
TTM Technologies, Inc. (I)	6,759	59,547
Unimicron Technology Corp.	124,000	83,251
Universal Display Corp. (I)(L)	5,087	174,942
Vishay Intertechnology, Inc.	33,943	483,348
Vishay Precision Group, Inc. (I)	2,026	30,086
WPG Holdings Company, Ltd.	141,000	180,473
Yaskawa Electric Corp.	34,100	476,622
Yokogawa Electric Corp.	32,100	341,133
Zebra Technologies Corp., Class A (I)	12,741	1,160,068

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Electronic equipment, instruments and
components (continued)
Zhen Ding Technology Holding, Ltd.	29,317	$90,981
		71,381,790
Internet software and services - 2.2%
Actua Corp. (I)	5,320	89,163
Akamai Technologies, Inc. (I)	34,002	2,363,479
Angie’s List, Inc. (I)(L)	6,244	42,085
AOL, Inc. (I)	19,488	790,044
Bankrate, Inc. (I)	8,460	107,950
Bazaarvoice, Inc. (I)(L)	6,296	58,238
Benefitfocus, Inc. (I)(L)	665	21,652
Blucora, Inc. (I)	5,242	77,686
Brightcove, Inc. (I)	4,156	32,458
Carbonite, Inc. (I)	2,285	34,435
ChannelAdvisor Corp. (I)	2,591	25,625
Cimpress NV (I)	4,139	345,607
comScore, Inc. (I)	4,362	225,036
Constant Contact, Inc. (I)	3,923	162,138
Cornerstone OnDemand, Inc. (I)	6,672	213,270
Coupons.com, Inc. (I)(L)	1,528	14,898
Cvent, Inc. (I)(L)	2,232	64,616
Daum Communications Corp.	2,197	266,011
Dealertrack Technologies, Inc. (I)	6,695	266,260
Demandware, Inc. (I)	3,762	237,721
Dice Holdings, Inc. (I)	4,810	42,136
E2open, Inc. (I)(L)	2,949	25,273
EarthLink Holdings Corp.	13,047	55,711
eBay, Inc. (I)	215,921	12,503,985
Endurance International
Group Holdings, Inc. (I)	3,753	69,881
Envestnet, Inc. (I)	4,260	229,529
Equinix, Inc.	13,712	3,073,888
Facebook, Inc., Class A (I)	399,318	31,534,142
Gogo, Inc. (I)(L)	6,937	124,727
Google, Inc., Class A (I)	54,441	30,630,140
Google, Inc., Class C (I)	54,387	30,369,701
GrubHub, Inc. (I)(L)	1,112	46,715
GTT Communications, Inc. (I)	2,119	32,866
Internap Network Services Corp. (I)	7,083	67,430
IntraLinks Holdings, Inc. (I)	4,920	51,020
j2 Global, Inc.	5,910	397,448
Kakaku.com, Inc.	21,700	359,973
Limelight Networks, Inc. (I)	8,692	29,031
Liquidity Services, Inc. (I)	3,280	32,406
LivePerson, Inc. (I)	7,017	80,941
LogMeIn, Inc. (I)	3,032	159,786
Marchex, Inc., Class B	4,306	17,784
Marin Software, Inc. (I)	3,643	23,971
Marketo, Inc. (I)	3,269	91,369
Millennial Media, Inc. (I)(L)	11,478	18,135
Mixi, Inc.	5,600	205,377
Monster Worldwide, Inc. (I)	11,307	75,983
NAVER Corp.	2,389	1,437,582
NIC, Inc.	8,360	146,300
Perficient, Inc. (I)	4,476	88,983
Q2 Holdings, Inc. (I)	1,397	27,675
QuinStreet, Inc. (I)	4,614	30,960
Rackspace Hosting, Inc. (I)	29,812	1,480,762
RealNetworks, Inc. (I)	3,533	25,120
Reis, Inc.	1,086	26,292
RetailMeNot, Inc. (I)	3,825	66,670
Rocket Fuel, Inc. (I)(L)	2,438	23,819
SciQuest, Inc. (I)	3,685	64,156

The accompanying notes are an integral part of the financial statements.	185

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Internet software and services (continued)
Shutterstock, Inc. (I)	1,928	$109,028
SPS Commerce, Inc. (I)	2,058	141,385
Stamps.com, Inc. (I)	1,812	101,581
TechTarget, Inc. (I)	2,226	27,024
Tencent Holdings, Ltd.	447,700	7,811,354
Textura Corp. (I)(L)	2,408	67,930
TrueCar, Inc. (I)(L)	1,003	19,960
United Internet AG	12,280	550,676
VeriSign, Inc. (I)	20,766	1,329,439
Web.com Group, Inc. (I)	6,582	117,489
WebMD Health Corp. (I)	4,873	214,656
Wix.com, Ltd. (I)	1,739	31,876
XO Group, Inc. (I)	3,543	54,987
Xoom Corp. (I)(L)	3,861	65,830
Yahoo Japan Corp.	214,100	859,976
Yahoo!, Inc. (I)	168,266	7,450,818
Zillow Group, Inc. (I)	85	9,754
		138,169,802
IT services - 2.4%
Accenture PLC, Class A	119,843	10,789,465
Acxiom Corp. (I)	28,991	579,820
Alliance Data Systems Corp. (I)	12,209	3,400,329
Amadeus IT Holding SA, A Shares	33,548	1,380,724
AtoS	6,984	496,385
Automatic Data Processing, Inc.	92,076	8,180,032
Blackhawk Network Holdings, Inc. (I)(L)	6,596	244,316
Broadridge Financial Solutions, Inc.	30,029	1,598,444
CACI International, Inc., Class A (I)	2,887	252,006
Cap Gemini SA	12,419	1,002,515
Cardtronics, Inc. (I)	5,580	204,172
Cass Information Systems, Inc.	1,516	76,103
CGI Group, Inc., Class A (I)	18,609	778,687
Ciber, Inc. (I)	10,076	39,498
Cielo SA	47,066	742,683
Cognizant Technology Solutions Corp., Class A (I)	116,316	7,268,005
Computer Sciences Corp.	26,852	1,904,344
Computer Task Group, Inc.	2,205	16,824
Computershare, Ltd.	37,778	370,801
Convergys Corp.	37,660	841,701
CoreLogic, Inc. (I)	22,454	748,616
CSG Systems International, Inc.	4,283	128,105
Datalink Corp. (I)	2,804	31,853
DST Systems, Inc.	7,332	779,318
EPAM Systems, Inc. (I)	4,433	273,427
Euronet Worldwide, Inc. (I)	6,346	358,549
EVERTEC, Inc.	8,147	169,865
ExlService Holdings, Inc. (I)	4,120	143,788
Fidelity National Information Services, Inc.	54,201	3,663,446
Fiserv, Inc. (I)	46,607	3,638,608
Forrester Research, Inc.	1,460	54,925
Fujitsu, Ltd.	280,000	1,689,172
Gartner, Inc. (I)	22,025	1,830,498
Global Cash Access Holdings, Inc. (I)	8,183	58,181
Global Payments, Inc.	16,923	1,554,547
Heartland Payment Systems, Inc.	4,449	218,134
Higher One Holdings, Inc. (I)	4,487	14,807
IBM Corp.	175,778	28,465,489
iGATE Corp. (I)	4,623	197,864
Infosys, Ltd., ADR	62,108	2,279,985
Itochu Techno-Solutions Corp.	3,700	145,166
Jack Henry & Associates, Inc.	20,461	1,340,196
Leidos Holdings, Inc.	15,567	700,826

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
IT services (continued)
Lionbridge Technologies, Inc. (I)	8,800	$49,544
Luxoft Holding, Inc. (I)	976	49,483
ManTech International Corp., Class A	2,966	98,175
MasterCard, Inc., Class A	187,147	16,867,559
MAXIMUS, Inc.	8,355	494,867
Moduslink Global Solutions, Inc. (I)	6,029	22,548
MoneyGram International, Inc. (I)	3,925	33,343
NeuStar, Inc., Class A (I)(L)	20,712	549,282
Nomura Research Institute, Ltd.	16,800	587,718
NTT Data Corp.	18,900	780,323
Otsuka Corp.	7,000	277,452
Paychex, Inc.	62,387	3,109,056
PRGX Global, Inc. (I)	4,070	20,391
Samsung SDS Co., Ltd.	2,315	611,090
Science Applications International Corp.	14,983	819,270
ServiceSource International, Inc. (I)	8,675	32,271
SK C&C Company, Ltd.	1,700	335,960
Sykes Enterprises, Inc. (I)	4,986	115,925
Syntel, Inc. (I)	3,823	188,856
TeleTech Holdings, Inc.	2,200	53,460
Teradata Corp. (I)	29,219	1,300,830
The Hackett Group, Inc.	3,293	29,011
The Western Union Company	99,879	1,949,638
Total System Services, Inc.	31,653	1,209,145
Unisys Corp. (I)	6,426	145,485
VeriFone Systems, Inc. (I)	28,288	995,455
Virtusa Corp. (I)	3,268	128,628
Visa, Inc., Class A	93,275	25,306,440
WEX, Inc. (I)	14,494	1,550,713
Wipro, Ltd., ADR (L)	31,697	436,785
Xerox Corp.	204,991	2,798,127
		149,599,049
Semiconductors and semiconductor equipment - 2.3%
Advanced Energy Industries, Inc. (I)	5,139	136,800
Advanced Micro Devices, Inc. (I)(L)	157,137	488,696
Advanced Semiconductor Engineering, Inc.	616,095	826,974
Advantest Corp.	23,700	313,950
Alpha & Omega Semiconductor, Ltd. (I)	2,943	26,104
Altera Corp.	58,232	2,155,166
Ambarella, Inc. (I)(L)	3,566	204,653
Amkor Technology, Inc. (I)	10,719	104,296
Analog Devices, Inc.	59,433	3,479,208
Applied Materials, Inc.	232,707	5,829,310
Applied Micro Circuits Corp. (I)	9,652	52,507
ARM Holdings PLC	100,788	1,793,596
ASM Pacific Technology, Ltd.	39,700	400,262
ASML Holding NV	37,377	4,029,090
Atmel Corp. (I)	104,427	870,921
Avago Technologies, Ltd.	48,288	6,162,515
Axcelis Technologies, Inc. (I)	14,548	40,734
Broadcom Corp., Class A	102,883	4,653,398
Brooks Automation, Inc.	8,357	100,284
Cabot Microelectronics Corp. (I)	2,965	153,617
Cascade Microtech, Inc. (I)	1,589	21,452
Cavium, Inc. (I)	6,538	447,788
CEVA, Inc. (I)	2,613	52,025
Cirrus Logic, Inc. (I)	7,671	230,974
Cohu, Inc.	3,150	34,304
Cree, Inc. (I)(L)	29,886	1,173,324
Cypress Semiconductor Corp. (I)(L)	56,632	835,322
Diodes, Inc. (I)	4,499	128,177
DSP Group, Inc. (I)	3,255	36,749
Entegris, Inc. (I)	17,298	231,966

The accompanying notes are an integral part of the financial statements.	186

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Entropic Communications, Inc. (I)	11,292	$33,311
Epistar Corp.	100,000	190,837
Exar Corp. (I)	5,320	57,030
Fairchild Semiconductor International, Inc. (I)	45,157	787,538
First Solar, Inc. (I)	14,050	839,417
FormFactor, Inc. (I)	6,948	68,229
GCL-Poly Energy Holdings, Ltd. (I)	901,000	216,823
Hanergy Solar Group, Ltd. (I)(L)	1,082,000	633,422
Hermes Microvision, Inc.	4,000	199,235
Infineon Technologies AG	112,792	1,304,973
Inotera Memories, Inc. (I)	230,000	338,213
Inphi Corp. (I)	3,925	73,162
Integrated Device Technology, Inc. (I)	53,678	1,107,914
Integrated Silicon Solution, Inc.	3,912	64,313
Intel Corp.	923,380	30,702,385
Intersil Corp., Class A	48,354	753,839
IXYS Corp.	3,078	36,844
Kinsus Interconnect Technology Corp.	27,000	86,981
KLA-Tencor Corp.	31,412	2,040,366
Kopin Corp. (I)	8,660	37,498
Lam Research Corp.	30,359	2,503,403
Lattice Semiconductor Corp. (I)	15,007	100,847
Linear Technology Corp.	45,568	2,195,694
M/A-COM Technology
Solutions Holdings, Inc. (I)	1,518	51,187
MaxLinear, Inc., Class A (I)	3,672	30,478
MediaTek, Inc.	140,674	2,112,232
Micrel, Inc.	5,580	83,309
Microchip Technology, Inc.	38,394	1,968,460
Micron Technology, Inc. (I)	205,018	6,287,902
Microsemi Corp. (I)	11,728	378,111
MKS Instruments, Inc.	6,644	234,932
Monolithic Power Systems, Inc.	4,776	251,838
Nanometrics, Inc. (I)	3,182	56,894
Novatek Microelectronics Corp.	58,000	311,681
NVE Corp.	760	48,427
NVIDIA Corp.	98,647	2,176,153
OmniVision Technologies, Inc. (I)	6,940	186,061
PDF Solutions, Inc. (I)	3,829	69,458
Pericom Semiconductor Corp.	2,905	45,318
Phison Electronics Corp.	14,000	105,853
Photronics, Inc. (I)	8,568	71,200
PMC-Sierra, Inc. (I)	21,452	203,794
Power Integrations, Inc.	3,779	207,316
Powertech Technology, Inc. (I)	70,000	119,454
Qorvo, Inc. (I)	54,190	3,760,786
Radiant Opto-Electronics Corp.	44,605	146,313
Rambus, Inc. (I)	14,256	171,072
Realtek Semiconductor Corp.	45,571	142,353
Rohm Company, Ltd.	14,400	929,317
Rubicon Technology, Inc. (I)	3,799	16,564
Rudolph Technologies, Inc. (I)	4,553	56,138
Semiconductor
Manufacturing International Corp. (I)	2,175,000	194,196
Semtech Corp. (I)	25,058	724,928
Silicon Image, Inc. (I)	9,797	71,420
Silicon Laboratories, Inc. (I)	15,237	771,602
Siliconware Precision Industries Company	297,000	522,656
SK Hynix, Inc.	49,279	2,091,819
Skyworks Solutions, Inc.	47,703	4,185,938
Spansion, Inc., Class A (I)	7,485	270,059
STMicroelectronics NV	55,099	490,610
SunEdison, Inc. (I)	63,052	1,395,971

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Semiconductors and semiconductor equipment (continued)
Synaptics, Inc. (I)	4,456	$382,993
Taiwan Semiconductor
Manufacturing Company, Ltd.	2,448,000	11,679,598
Teradyne, Inc.	54,168	1,046,526
Tessera Technologies, Inc.	6,597	264,276
Texas Instruments, Inc.	201,723	11,861,312
Tokyo Electron, Ltd.	25,700	1,937,698
Transcend Information, Inc.	19,000	62,472
Ultra Clean Holdings, Inc. (I)	3,868	31,950
Ultratech, Inc. (I)	3,660	66,026
United Microelectronics Corp.	1,213,000	614,612
Vanguard International Semiconductor Corp.	82,000	142,261
Veeco Instruments, Inc. (I)	5,026	153,243
Vitesse Semiconductor Corp. (I)	7,318	30,150
Xcerra Corp. (I)	6,962	63,215
Xilinx, Inc.	50,521	2,140,575
		140,805,143
Software - 2.8%
ACI Worldwide, Inc. (I)	43,007	853,689
Adobe Systems, Inc. (I)	90,495	7,158,155
Advent Software, Inc.	17,556	775,449
American Software, Inc., Class A	3,633	35,022
ANSYS, Inc. (I)	22,996	1,976,966
Aspen Technology, Inc. (I)	11,471	442,838
Autodesk, Inc. (I)	43,467	2,792,320
AVG Technologies NV (I)	4,354	98,270
Barracuda Networks, Inc. (I)	995	37,900
Blackbaud, Inc.	5,777	262,276
Bottomline Technologies, Inc. (I)	5,025	133,062
BroadSoft, Inc. (I)	3,635	114,357
CA, Inc.	61,239	1,991,492
Cadence Design Systems, Inc. (I)	73,241	1,344,339
Callidus Software, Inc. (I)	6,245	89,241
CDK Global, Inc.	40,191	1,882,145
Citrix Systems, Inc. (I)	30,761	1,958,707
COLOPL, Inc. (L)	7,400	181,099
CommVault Systems, Inc. (I)	16,652	803,792
Comverse, Inc. (I)	3,074	55,148
Constellation Software, Inc.	1,487	500,782
Covisint Corp. (I)	6,272	15,680
Dassault Systemes SA	11,026	770,449
Digimarc Corp. (L)	859	22,781
Ebix, Inc. (L)	3,859	101,415
Electronic Arts, Inc. (I)	59,383	3,395,520
Ellie Mae, Inc. (I)	3,486	184,235
EnerNOC, Inc. (I)	3,354	45,245
Epiq Systems, Inc.	4,009	70,558
ePlus, Inc. (I)	681	56,639
FactSet Research Systems, Inc.	9,714	1,511,013
Fair Isaac Corp.	12,008	1,022,121
Fleetmatics Group PLC (I)(L)	4,654	191,791
Fortinet, Inc. (I)	34,648	1,164,519
Gemalto NV (L)	8,260	669,293
Gigamon, Inc. (I)	3,018	60,541
Glu Mobile, Inc. (I)(L)	11,520	57,946
Guidewire Software, Inc. (I)	8,458	470,772
Gungho Online Entertainment, Inc. (L)	60,800	208,648
HubSpot, Inc. (I)	773	31,763
Imperva, Inc. (I)	2,785	128,389
Infoblox, Inc. (I)	6,785	157,751
Informatica Corp. (I)	27,191	1,167,718
Interactive Intelligence Group, Inc. (I)	2,179	92,477
Intuit, Inc.	54,526	5,323,373

The accompanying notes are an integral part of the financial statements.	187

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Software (continued)
Jive Software, Inc. (I)	6,003	$30,375
Kingsoft Corp., Ltd.	58,000	133,290
Kofax Ltd. (I)	9,245	63,051
Konami Corp.	15,000	303,082
Manhattan Associates, Inc. (I)	9,413	469,238
Mavenir Systems, Inc. (I)	1,510	22,001
Mentor Graphics Corp.	36,494	856,149
Microsoft Corp.	1,574,238	69,030,336
MicroStrategy, Inc., Class A (I)	1,132	201,881
Model N, Inc. (I)	2,564	31,717
Monotype Imaging Holdings, Inc.	4,955	158,610
NCSoft Corp.	1,299	211,431
NetScout Systems, Inc. (I)(L)	4,581	184,706
Nexon Company, Ltd.	19,300	200,275
NICE-Systems, Ltd.	5,872	341,237
Nintendo Company, Ltd.	16,000	1,712,417
Open Text Corp.	10,200	594,164
Oracle Corp.	617,809	27,072,390
Oracle Corp. Japan	5,700	249,333
Paycom Software, Inc. (I)	808	25,759
Pegasystems, Inc.	4,418	87,432
Progress Software Corp. (I)	6,497	177,628
Proofpoint, Inc. (I)	4,619	261,620
PROS Holdings, Inc. (I)	2,954	72,284
PTC, Inc. (I)	29,023	1,005,792
QAD, Inc., Class A	1,126	24,209
Qlik Technologies, Inc. (I)	11,188	362,939
Qualys, Inc. (I)	2,517	115,858
Rally Software Development Corp. (I)	3,329	39,615
RealPage, Inc. (I)	6,564	132,790
Red Hat, Inc. (I)	35,878	2,479,887
Rosetta Stone, Inc. (I)	2,807	28,912
Rovi Corp. (I)	23,702	589,706
salesforce.com, Inc. (I)	112,078	7,775,972
SAP SE	92,464	6,501,482
Sapiens International Corp. NV	3,381	26,034
Seachange International, Inc. (I)	4,722	35,651
Silver Spring Networks, Inc. (I)(L)	4,444	43,729
SolarWinds, Inc. (I)	16,465	835,269
Solera Holdings, Inc.	17,071	951,538
SS&C Technologies Holdings, Inc.	8,446	512,503
Symantec Corp.	131,832	3,316,893
Synchronoss Technologies, Inc. (I)	4,416	195,452
Synopsys, Inc. (I)	38,989	1,809,479
Take-Two Interactive Software, Inc. (I)	10,392	275,284
Tangoe, Inc. (I)	4,877	60,524
TeleCommunication Systems, Inc., Class A (I)	7,556	24,179
Telenav, Inc. (I)	3,894	33,177
The Sage Group PLC	77,411	578,192
The Ultimate Software Group, Inc. (I)	10,623	1,749,024
TiVo, Inc. (I)	13,030	145,675
Totvs SA	8,326	100,783
Trend Micro, Inc.	15,700	534,828
Tyler Technologies, Inc. (I)	12,364	1,475,891
Varonis Systems, Inc. (I)	692	21,376
VASCO Data Security International, Inc. (I)(L)	3,694	94,640
Verint Systems, Inc. (I)	7,422	451,814
VirnetX Holding Corp. (I)(L)	5,790	43,715
Zendesk, Inc. (I)	1,422	35,152
Zix Corp. (I)	7,974	31,896
		175,337,952
Technology hardware, storage and peripherals - 3.5%
3D Systems Corp. (I)(L)	26,158	797,034

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value

COMMON STOCKS (continued)
Technology hardware, storage and peripherals (continued)
Acer, Inc. (I)	273,000	$178,196
Advantech Company, Ltd.	31,082	236,725
Apple, Inc.	1,120,081	143,885,605
Asustek Computer, Inc.	69,000	716,048
BlackBerry, Ltd. (I)	40,399	437,567
Brother Industries, Ltd.	35,400	596,773
Canon, Inc.	170,300	5,539,115
Catcher Technology Company, Ltd.	64,000	582,275
Chicony Electronics Company, Ltd.	49,169	136,427
Clevo Company	45,000	69,068
Compal Electronics, Inc.	421,000	326,190
Cray, Inc. (I)	5,096	152,218
Diebold, Inc.	16,171	577,305
Dot Hill Systems Corp. (I)	7,628	30,970
Eastman Kodak Company (I)(L)	2,254	42,510
Electronics For Imaging, Inc. (I)	5,813	236,008
EMC Corp.	388,637	11,247,155
Foxconn Technology Company, Ltd.	90,306	231,734
FUJIFILM Holdings Corp.	69,500	2,392,932
Hewlett-Packard Company	356,447	12,418,613
HTC Corp.	64,000	310,645
Immersion Corp. (I)	3,593	29,894
Intevac, Inc. (I)	3,256	22,336
Inventec Corp.	234,695	179,437
Konica Minolta, Inc.	69,100	705,994
Lenovo Group, Ltd.	576,564	888,171
Lexmark International, Inc., Class A	15,461	659,566
Lite-On Technology Corp.	211,240	267,601
NCR Corp. (I)	42,135	1,239,190
NEC Corp.	391,000	1,189,698
NetApp, Inc.	59,546	2,301,453
Nimble Storage, Inc. (I)(L)	1,223	30,893
Pegatron Corp.	163,000	446,033
QLogic Corp. (I)	10,766	161,598
Quanta Computer, Inc.	265,000	667,251
Quantum Corp. (I)	27,957	45,570
Ricoh Company, Ltd.	106,200	1,055,454
Samsung Electronics Company, Ltd.	9,433	11,666,787
SanDisk Corp.	42,139	3,368,170
Seagate Technology PLC	62,501	3,820,061
Seiko Epson Corp.	19,500	717,697
Silicon Graphics International Corp. (I)	4,432	40,907
Super Micro Computer, Inc. (I)	4,294	172,533
Violin Memory, Inc. (I)(L)	9,978	39,214
Western Digital Corp.	41,690	4,459,996
Wistron Corp.	227,252	213,818
Ya Hsin Industrial Company, Ltd. (I)	18,000	0
		215,530,435
		965,957,455
Materials - 4.7%
Chemicals - 2.7%
A. Schulman, Inc.	3,646	155,247
Agrium, Inc.	11,877	1,371,731
Air Liquide SA	29,962	3,953,073
Air Products & Chemicals, Inc.	36,734	5,735,647
Air Water, Inc.	22,000	385,370
Airgas, Inc.	12,851	1,506,394
Akzo Nobel NV	25,400	1,882,691
Albemarle Corp.	28,030	1,585,657
American Vanguard Corp.	3,804	42,871
Arkema SA	5,687	425,005
Asahi Kasei Corp.	190,000	1,963,987

The accompanying notes are an integral part of the financial statements.	188

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
Ashland, Inc.	15,968	$2,037,836
Axiall Corp.	8,669	401,461
Balchem Corp.	3,795	223,601
BASF SE	92,224	8,836,851
Cabot Corp.	16,025	723,048
Calgon Carbon Corp.	6,606	136,282
CF Industries Holdings, Inc.	9,500	2,909,185
Chase Corp.	857	36,911
Chemtura Corp. (I)	9,072	238,140
Croda International PLC	9,686	407,697
Cytec Industries, Inc.	18,034	947,326
Daicel Corp.	41,000	532,545
E.I. du Pont de Nemours & Company	173,026	13,470,074
Eastman Chemical Company	28,387	2,113,696
Ecolab, Inc.	51,592	5,960,940
EMS-Chemie Holding AG	830	364,657
Ferro Corp. (I)	9,008	114,852
Flotek Industries, Inc. (I)	6,821	116,503
FMC Corp.	25,483	1,615,877
Formosa Chemicals & Fibre Corp.	324,100	725,356
Formosa Plastics Corp.	409,040	1,006,013
FutureFuel Corp.	2,687	33,050
Givaudan SA (I)	944	1,812,838
Grupa Azoty SA	4,749	98,592
Hanwha Chemical Corp.	9,606	123,446
Hanwha Corp.	4,131	115,269
Hawkins, Inc.	1,452	56,613
HB Fuller Company	6,184	276,425
Hitachi Chemical Company, Ltd.	15,600	344,839
Hyosung Corp.	2,010	134,134
Incitec Pivot, Ltd.	131,976	419,362
Indorama Ventures PCL	51,876	41,719
Innophos Holdings, Inc.	2,667	149,699
Innospec, Inc.	3,055	134,939
International Flavors & Fragrances, Inc.	15,410	1,878,941
Intrepid Potash, Inc. (I)	7,074	99,885
Israel Chemicals, Ltd.	46,304	322,405
Johnson Matthey PLC	14,694	771,258
JSR Corp.	26,800	490,187
K&S AG	17,248	556,690
Kaneka Corp.	42,000	278,423
Kansai Paint Company, Ltd.	35,000	631,085
KMG Chemicals, Inc.	1,269	27,499
Koninklijke DSM NV	18,019	1,004,520
Koppers Holdings, Inc.	2,529	40,767
Kraton Performance Polymers, Inc. (I)	4,183	84,413
Kronos Worldwide, Inc.	2,587	31,717
Kumho Petrochemical Company, Ltd.	1,263	99,175
Kuraray Company, Ltd.	51,600	710,437
Lanxess AG	9,162	471,959
LG Chem, Ltd.	3,931	822,969
Linde AG	18,622	3,785,138
Lotte Chemical Corp.	1,315	228,088
LSB Industries, Inc. (I)	2,398	90,117
LyondellBasell Industries NV, Class A	79,373	6,818,934
Methanex Corp. (L)	7,822	425,420
Mexichem SAB de CV	69,900	203,414
Minerals Technologies, Inc.	12,894	944,228
Mitsubishi Chemical Holdings Corp.	203,700	1,135,596
Mitsubishi Gas & Chemicals Company, Inc.	58,000	300,214
Mitsui Chemicals, Inc.	122,000	375,835
Monsanto Company	92,457	11,134,597
Nan Ya Plastics Corp.	470,210	1,017,565

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
NewMarket Corp.	2,665	$1,255,482
Nippon Paint Company, Ltd.	22,000	764,206
Nitto Denko Corp.	23,500	1,492,790
Novozymes A/S, B Shares (L)	23,509	1,140,932
OCI Company, Ltd.	1,519	135,428
OCI NV (I)	9,045	383,544
Olin Corp.	29,296	821,460
OM Group, Inc.	4,029	115,995
OMNOVA Solutions, Inc. (I)	6,317	50,346
Orica, Ltd.	29,518	456,495
Petkim Petrokimya Holding AS	31,047	47,315
Petronas Chemicals Group BHD	187,545	284,468
PolyOne Corp.	34,364	1,365,625
Potash Corp. of Saskatchewan, Inc.	67,471	2,420,666
PPG Industries, Inc.	26,211	6,169,545
Praxair, Inc.	55,650	7,117,635
PTT Global Chemical PCL	143,011	247,715
Quaker Chemical Corp.	1,637	132,892
Rentech, Inc. (I)	30,532	41,829
RPM International, Inc.	33,397	1,688,218
Senomyx, Inc. (I)	5,616	29,877
Sensient Technologies Corp.	18,144	1,154,140
Shin-Etsu Chemical Company, Ltd.	61,700	4,236,478
Sigma-Aldrich Corp.	22,748	3,140,589
Sika AG	220	777,548
Sinopec Shanghai Petrochemical
Company, Ltd., H Shares	286,099	98,135
Solvay SA	7,929	1,176,637
Stepan Company	2,465	101,262
Sumitomo Chemical Company, Ltd.	224,000	1,048,189
Symrise AG	12,259	780,098
Syngenta AG	9,523	3,365,223
Synthos SA	39,995	47,685
Taiwan Fertilizer Company, Ltd.	69,000	119,333
Taiyo Nippon Sanso Corp. (L)	23,000	354,978
Teijin, Ltd.	140,000	474,015
The Dow Chemical Company	211,594	10,418,889
The Israel Corp., Ltd.	274	92,780
The Mosaic Company	60,325	3,212,910
The Scotts Miracle-Gro Company, Class A	11,110	727,816
The Sherwin-Williams Company	15,582	4,443,986
The Valspar Corp.	19,074	1,652,762
Toray Industries, Inc.	221,000	1,837,280
Trecora Resources (I)	2,574	37,143
Tredegar Corp.	3,186	65,504
Trinseo SA (I)	1,429	25,922
Tronox, Ltd., Class A	7,637	165,265
TSRC Corp.	58,140	61,338
Umicore SA	14,334	625,041
Yara International ASA	10,554	580,504
Zep, Inc.	2,953	49,108
		167,481,946
Construction materials - 0.3%
Anhui Conch Cement Company, Ltd.,
H Shares	106,710	363,087
Asia Cement Corp.	219,796	270,283
BBMG Corp., H Shares	104,500	92,310
Boral, Ltd.	60,481	289,526
Cementos Argos SA	28,994	103,916
Cemex Latam Holdings SA (I)	13,137	78,823
Cemex SAB de CV (I)	891,042	904,323
China National Building Material
Company, Ltd., H Shares	246,000	240,859

The accompanying notes are an integral part of the financial statements.	189

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Construction materials (continued)
China Resources Cement Holdings, Ltd.	174,000	$104,060
CRH PLC	76,452	2,164,681
Eagle Materials, Inc.	12,576	987,216
Fletcher Building, Ltd.	118,405	773,654
Grupo Argos SA	22,380	170,090
Headwaters, Inc. (I)	9,222	151,425
HeidelbergCement AG	14,143	1,125,913
Holcim, Ltd. (I)	23,480	1,811,372
Imerys SA	2,914	218,352
Indocement Tunggal Prakarsa Tbk PT	147,920	275,264
James Hardie Industries, Ltd.	35,643	420,930
Lafarge Malayan Cement BHD	27,066	75,882
Lafarge SA	16,248	1,204,982
Martin Marietta Materials, Inc.	11,846	1,686,041
PPC, Ltd.	40,578	63,103
Semen Gresik Persero Tbk PT	290,892	334,759
Siam Cement PCL	8,054	130,474
Siam Cement PCL (Foreign Registered Shares)	27,937	444,260
Taiheiyo Cement Corp.	176,000	588,681
Taiwan Cement Corp.	334,000	455,622
Titan Cement Company SA	4,603	116,694
U.S. Concrete, Inc. (I)	1,913	58,347
Ultratech Cement, Ltd., GDR (L)	2,420	122,392
Vulcan Materials Company	25,206	2,092,098
		17,919,419
Containers and packaging - 0.3%
AEP Industries, Inc. (I)	566	28,674
Amcor, Ltd.	93,726	999,192
AptarGroup, Inc.	16,196	1,066,831
Avery Dennison Corp.	17,243	923,363
Ball Corp.	26,176	1,877,081
Bemis Company, Inc.	24,991	1,219,561
Berry Plastics Group, Inc. (I)	11,046	378,988
Graphic Packaging Holding Company	40,274	607,735
Greif, Inc., Class A	8,481	373,164
Klabin SA	29,979	169,079
MeadWestvaco Corp.	31,872	1,691,128
Myers Industries, Inc.	3,225	64,178
Nampak, Ltd.	50,335	175,616
Owens-Illinois, Inc. (I)	31,073	812,870
Packaging Corp. of America	24,616	2,039,682
Rexam PLC	50,103	429,771
Rock-Tenn Company, Class A	35,042	2,405,283
Sealed Air Corp.	40,353	1,901,837
Silgan Holdings, Inc.	10,912	626,458
Sonoco Products Company	25,336	1,186,485
Toyo Seikan Kaisha, Ltd.	24,500	335,714
UFP Technologies, Inc. (I)	844	19,547
		19,332,237
Metals and mining - 1.2%
African Rainbow Minerals, Ltd.	9,680	101,654
Agnico-Eagle Mines, Ltd. (L)	17,418	559,700
AK Steel Holding Corp. (I)(L)	22,421	99,101
Alcoa, Inc.	225,180	3,330,412
Allegheny Technologies, Inc.	20,788	699,724
Allied Nevada Gold Corp. (I)(L)	20,319	20,319
Alumina, Ltd.	193,349	277,257
Aluminum Corp. of China, Ltd., H Shares (I)	346,780	167,225
AM Castle & Company (I)(L)	2,610	8,404
Ampco-Pittsburgh Corp.	1,136	21,300
Anglo American Platinum, Ltd. (I)	4,421	140,807
Anglo American PLC	100,188	1,867,598

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
AngloGold Ashanti, Ltd. (I)	32,711	$368,355
Antofagasta PLC	27,883	329,001
ArcelorMittal	86,910	949,457
Assore, Ltd.	3,139	40,893
Barrick Gold Corp.	94,782	1,232,826
BHP Billiton PLC	151,644	3,784,647
BHP Billiton, Ltd.	251,020	6,592,521
Boliden AB	21,866	442,057
CAP SA	7,310	30,232
Carpenter Technology Corp.	13,321	564,278
Century Aluminum Company (I)	6,394	121,294
China Steel Corp.	1,163,958	965,942
Cia Siderurgica Nacional SA	49,266	89,420
Cliffs Natural Resources, Inc. (L)	38,330	262,177
Coeur Mining, Inc. (I)(L)	13,386	78,174
Commercial Metals Company	44,144	664,367
Compania de Minas Buenaventura SA, ADR	16,800	194,544
Compass Minerals International, Inc.	8,404	761,991
Eldorado Gold Corp.	57,620	332,326
Eregli Demir ve Celik Fabrikalari TAS	131,289	220,872
First Quantum Minerals, Ltd.	48,709	617,581
Fortescue Metals Group, Ltd. (L)	122,750	237,985
Fosun International, Ltd.	154,000	249,183
Franco-Nevada Corp.	12,879	679,545
Freeport-McMoRan, Inc.	198,542	4,294,463
Fresnillo PLC	15,013	189,771
Glencore Xstrata PLC (I)	762,581	3,522,727
Globe Specialty Metals, Inc.	8,153	135,747
Gold Fields, Ltd.	62,467	289,583
Goldcorp, Inc.	65,971	1,452,829
Grupo Mexico SAB de CV, Series B	279,600	851,115
Handy & Harman, Ltd. (I)	500	20,965
Haynes International, Inc.	1,652	66,708
Hecla Mining Company	47,242	156,843
Hitachi Metals, Ltd.	32,000	515,912
Horsehead Holding Corp. (I)	7,143	91,716
Hyundai Steel Company	5,919	361,617
Iluka Resources, Ltd.	33,205	203,504
Impala Platinum Holdings, Ltd. (I)	43,417	266,973
Industrias Penoles SAB de CV	9,975	211,962
JFE Holdings, Inc.	73,900	1,848,772
Jiangxi Copper Company, Ltd., H Shares	110,925	190,142
Kaiser Aluminum Corp.	2,222	167,872
KGHM Polska Miedz SA	12,291	400,431
Kinross Gold Corp. (I)	92,385	260,135
Kobe Steel, Ltd.	465,000	918,052
Korea Zinc Company, Ltd.	728	271,430
Kumba Iron Ore, Ltd.	5,870	115,172
Maruichi Steel Tube, Ltd.	6,800	161,990
Materion Corp.	2,600	95,212
Minera Frisco SAB de CV, Class A1 (I)	46,700	62,757
Mitsubishi Materials Corp.	167,000	575,460
Molycorp, Inc. (I)(L)	24,498	22,974
New Gold, Inc (I)	41,505	159,034
Newcrest Mining, Ltd. (I)	59,487	667,071
Newmont Mining Corp.	95,272	2,508,512
Nippon Steel & Sumitomo Metal Corp.	1,142,002	3,036,355
Noranda Aluminum Holding Corp.	6,080	20,064
Norsk Hydro ASA	79,078	451,659
Nucor Corp.	60,967	2,867,278
Olympic Steel, Inc.	1,300	19,617
POSCO	5,572	1,357,435
Randgold Resources, Ltd.	6,146	487,614

The accompanying notes are an integral part of the financial statements.	190

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Metals and mining (continued)
Reliance Steel & Aluminum Company	19,535	$1,113,690
Rio Tinto PLC	91,345	4,495,505
Rio Tinto, Ltd.	33,906	1,702,581
Royal Gold, Inc.	16,312	1,176,095
RTI International Metals, Inc. (I)	3,882	108,191
Schnitzer Steel Industries, Inc., Class A	3,249	51,009
Sesa Sterlite, Ltd., ADR	20,968	298,375
Silver Wheaton Corp.	29,661	640,626
Southern Copper Corp. (L)	15,200	452,504
Steel Dynamics, Inc.	60,154	1,096,006
Stillwater Mining Company (I)	14,938	216,601
Sumitomo Metal Mining Company, Ltd.	78,000	1,232,628
SunCoke Energy, Inc.	8,403	153,355
Teck Resources, Ltd.	47,119	756,859
ThyssenKrupp AG	45,345	1,205,768
TimkenSteel Corp.	9,592	288,336
Turquoise Hill Resources, Ltd. (I)	66,405	207,698
United States Steel Corp. (L)	36,401	871,804
Universal Stainless & Alloy Products, Inc. (I)	996	22,530
Vale SA	86,372	647,744
Voestalpine AG	11,449	446,989
Worthington Industries, Inc.	19,057	514,539
Yamana Gold, Inc.	75,537	320,856
Yamato Kogyo Company, Ltd.	5,600	151,170
Zijin Mining Group Company, Ltd., H Shares	509,529	151,685
		74,723,786
Paper and forest products - 0.2%
Boise Cascade Company (I)	4,874	173,563
Clearwater Paper Corp. (I)	2,530	154,482
Deltic Timber Corp.	1,464	96,888
Domtar Corp.	16,131	729,121
Duratex SA	22,095	59,121
Empresas CMPC SA	106,254	280,715
Fibria Celulose SA (I)	16,456	213,517
International Paper Company	80,926	4,565,036
KapStone Paper and Packaging Corp.	10,483	361,244
Lee & Man Paper Manufacturing, Ltd.	124,000	64,322
Louisiana-Pacific Corp. (I)	52,997	891,940
Neenah Paper, Inc.	2,092	126,399
Nine Dragons Paper Holdings, Ltd.	146,000	95,005
Oji Holdings Corp.	120,000	506,930
PH Glatfelter Company	5,508	134,946
Resolute Forest Products, Inc. (I)	8,190	149,386
Sappi, Ltd. (I)	44,732	187,795
Schweitzer-Mauduit International, Inc.	3,821	178,899
Stora Enso OYJ, Series R	57,314	550,269
UPM-Kymmene OYJ	54,409	1,020,667
Wausau Paper Corp.	5,440	51,082
		10,591,327
		290,048,715
Telecommunication services - 2.8%
Diversified telecommunication services - 2.1%
8x8, Inc. (I)	11,328	83,940
Alibaba Health
Information Technology, Ltd. (I)	220,000	151,351
Asia Pacific Telecom Company, Ltd.	191,000	93,017
AT&T, Inc.	990,580	34,234,445
Atlantic Tele-Network, Inc.	1,219	83,904
BCE, Inc. (L)	23,205	1,015,555
Belgacom SA	20,227	759,723

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Bezeq The
Israeli Telecommunication Corp., Ltd.	197,132	$315,047
BT Group PLC	584,744	4,099,821
CenturyLink, Inc.	108,951	4,124,885
China Communications Services Corp., Ltd.,
H Shares	208,400	95,916
China Telecom Corp., Ltd., H Shares	1,206,396	779,946
China Unicom Hong Kong, Ltd.	518,416	878,290
Chunghwa Telecom Company, Ltd.	376,000	1,182,789
Cincinnati Bell, Inc. (I)	27,063	90,661
Cogent Communications Group, Inc.	5,852	214,885
Consolidated Communications Holdings, Inc.	6,296	133,979
Deutsche Telekom AG	318,589	5,948,732
Elisa OYJ, Class A	14,173	385,443
FairPoint Communications, Inc. (I)	2,693	45,539
Frontier Communications Corp. (L)	190,842	1,522,919
General Communication, Inc., Class A (I)	4,526	62,776
Globalstar, Inc. (I)(L)	35,296	91,064
Hawaiian Telcom Holdco, Inc. (I)	1,420	36,920
Hellenic
Telecommunications Organization SA (I)	24,801	246,452
HKT Trust and HKT, Ltd.	440,000	580,265
IDT Corp., Class B	2,038	42,900
Iliad SA	2,260	586,454
inContact, Inc. (I)	7,645	89,523
Inmarsat PLC	30,146	407,533
Inteliquent, Inc.	4,174	61,567
Intelsat SA (I)	3,451	42,689
Iridium Communications, Inc. (I)(L)	10,464	100,245
Koninklijke KPN NV	334,473	1,140,041
KT Corp. (I)	5,533	154,811
Level 3 Communications, Inc. (I)	54,818	2,952,497
LG Uplus Corp.	17,978	194,079
Lumos Networks Corp.	2,699	46,477
magicJack VocalTec, Ltd. (I)(L)	2,436	18,806
Nippon Telegraph & Telephone Corp.	56,300	3,509,087
O2 Czech Republic AS	6,922	58,600
Orange Polska SA	59,217	157,363
Orange SA	161,341	2,942,602
ORBCOMM, Inc. (I)	6,969	39,723
PCCW, Ltd.	681,000	434,147
Premiere Global Services, Inc. (I)	6,020	58,635
Singapore Telecommunications, Ltd.	665,800	2,060,467
Singapore Telecommunications, Ltd.	175,950	544,324
Spark New Zealand, Ltd.	313,067	774,305
Swisscom AG	2,377	1,362,559
TDC A/S	79,164	625,438
Telecom Egypt	26,064	39,724
Telecom Italia RSP	482,502	473,457
Telecom Italia SpA (I)	788,835	942,734
Telefonica Deutschland Holding AG (I)	59,224	325,849
Telefonica SA	333,747	5,184,818
Telekom Malaysia BHD	70,018	138,450
Telekomunikasi Indonesia Persero Tbk PT	4,892,700	1,109,430
Telenor ASA	44,319	888,227
TeliaSonera AB	187,529	1,190,903
Telkom SA, Ltd. (I)	20,408	143,702
Telstra Corp., Ltd.	339,536	1,687,657
TELUS Corp.	17,241	612,903
TPG Telecom, Ltd.	23,106	137,599
True Corp. PCL (I)	1,618,126	730,734
Turk Telekomunikasyon AS	48,882	142,296
Verizon Communications, Inc.	792,489	39,188,581

The accompanying notes are an integral part of the financial statements.	191

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Diversified telecommunication services (continued)
Vonage Holdings Corp. (I)	21,849	$99,194
Windstream Holdings, Inc. (L)	116,596	919,942
XL Axiata Tbk PT	276,351	102,483
		129,721,819
Wireless telecommunication services - 0.7%
Advanced Info Service PCL	87,669	631,824
America Movil SAB de CV, Series L	2,476,800	2,651,433
Axiata Group BHD	167,453	332,544
Boingo Wireless, Inc. (I)	3,065	22,313
China Mobile, Ltd.	530,970	7,225,859
DiGi.Com BHD	202,620	357,255
ENTEL Chile SA	9,240	98,073
Far EasTone
Telecommunications Company, Ltd.	160,000	394,293
Global Telecom Holding SAE (I)	239,149	115,351
Globe Telecom, Inc.	3,550	153,336
KDDI Corp.	87,600	6,079,564
Leap Wireless International, Inc. (I)	7,912	19,938
Maxis BHD	122,660	239,981
Millicom International Cellular SA	5,287	368,724
MTN Group, Ltd.	138,637	2,455,249
NTT DOCOMO, Inc.	229,500	4,080,335
Philippine Long Distance Telephone Company	10,275	737,813
RingCentral, Inc., Class A (I)	3,531	55,684
Rogers Communications, Inc., Class B (L)	29,837	1,055,191
Shenandoah Telecommunications Company	3,188	92,739
SK Telecom Company, Ltd.	800	209,953
SoftBank Corp.	144,200	8,905,872
Spok Holdings, Inc.	2,797	51,996
StarHub, Ltd.	58,400	183,776
Taiwan Mobile Company, Ltd.	163,000	557,133
Tele2 AB, B Shares	25,514	299,330
Telephone & Data Systems, Inc.	24,569	625,035
Tim Participacoes SA	56,189	236,499
Tower Bersama Infrastructure Tbk PT	177,100	127,028
Turkcell Iletisim Hizmetleri AS (I)	82,824	435,471
Vodacom Group, Ltd.	30,278	352,313
Vodafone Group PLC	1,904,193	6,591,003
		45,742,908
		175,464,727
Utilities - 3.1%
Electric utilities - 1.6%
ALLETE, Inc.	5,526	303,046
American Electric Power Company, Inc.	93,448	5,380,736
AusNet Services	136,686	156,437
Centrais Eletricas Brasileiras SA	14,831	28,093
CEZ AS	14,661	369,954
Cheung Kong Infrastructure Holdings, Ltd.	101,000	859,576
Chubu Electric Power Company, Inc.	96,600	1,190,755
Cleco Corp.	22,510	1,225,219
CLP Holdings, Ltd.	316,000	2,842,692
Contact Energy, Ltd.	63,470	296,651
CPFL Energia SA	16,708	109,481
Duke Energy Corp.	135,076	10,610,220
Edison International	62,237	3,998,727
EDP - Energias de Portugal SA	228,796	901,869
EDP - Energias do Brasil SA	17,432	55,325
El Paso Electric Company	5,141	194,433
Electricite de France SA	21,095	582,129
Enea SA	20,290	88,760
Enel SpA	518,163	2,388,604

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Electric utilities (continued)
Energa SA	18,287	$111,005
Enersis SA	1,690,661	555,036
Entergy Corp.	34,476	2,741,187
Eversource Energy	60,523	3,132,065
Exelon Corp.	164,181	5,569,020
FirstEnergy Corp.	80,402	2,812,462
Fortis, Inc.	23,300	737,712
Fortum OYJ	45,249	1,029,344
Great Plains Energy, Inc.	38,497	1,024,405
Hawaiian Electric Industries, Inc. (L)	25,662	848,129
Hokuriku Electric Power Company	25,000	333,340
Iberdrola SA	408,292	2,786,550
IDACORP, Inc.	18,704	1,171,244
Interconexion Electrica SA ESP	23,285	72,743
Isagen SA ESP	62,127	72,565
Korea Electric Power Corp.	21,868	900,879
Kyushu Electric Power Company, Inc. (I)	63,900	552,307
MGE Energy, Inc.	4,437	191,190
Mighty River Power, Ltd.	120,691	312,167
NextEra Energy, Inc.	83,361	8,624,529
NRG Yield, Inc., Class A (L)	3,038	155,880
OGE Energy Corp.	49,871	1,621,306
Otter Tail Corp.	4,539	148,516
Pepco Holdings, Inc.	47,627	1,292,597
PGE Polska Grupa Energetyczna SA	74,820	418,355
Pinnacle West Capital Corp.	21,026	1,347,346
PNM Resources, Inc.	29,786	850,390
Portland General Electric Company	9,546	355,970
Power Assets Holdings, Ltd.	231,500	2,377,458
PPL Corp.	127,049	4,332,371
Public Power Corp. SA (I)	11,943	93,633
Red Electrica Corp. SA	8,475	720,890
Reliance Infrastructure, Ltd., GDR (S)	1,952	44,835
Shikoku Electric Power Company, Inc. (I)	26,700	343,214
SSE PLC	69,896	1,695,195
Tauron Polska Energia SA	93,695	123,804
Tenaga Nasional BHD	185,436	757,043
Terna Rete Elettrica Nazionale SpA	117,629	530,665
The Chugoku Electric Power Company, Inc.	44,400	586,082
The Empire District Electric Company	5,395	136,763
The Kansai Electric Power Company, Ltd. (I)	105,700	948,687
The Southern Company	171,839	7,868,508
Tohoku Electric Power Company, Inc.	68,000	797,337
Tokyo Electric Power Company, Inc. (I)	217,300	852,290
Transmissora Alianca de Energia Eletrica SA	5,755	42,469
UIL Holdings Corp.	7,025	355,114
Unitil Corp.	2,163	73,499
Westar Energy, Inc.	32,711	1,270,822
Xcel Energy, Inc.	96,602	3,408,119
		98,709,744
Gas utilities - 0.3%
AGL Resources, Inc.	23,152	1,136,995
APA Group, Ltd.	86,354	620,268
Atmos Energy Corp.	25,119	1,332,312
Chesapeake Utilities Corp.	1,916	90,435
China Gas Holdings, Ltd.	174,000	272,171
China Resources Gas Group, Ltd.	76,000	188,326
Enagas SA	16,034	491,368
ENN Energy Holdings, Ltd.	66,000	351,725
GAIL India, Ltd., GDR	500	20,100
GAIL India, Ltd., GDR	2,997	120,427
Gas Natural SDG SA	27,627	666,595
Hong Kong & China Gas Company, Ltd.	1,051,719	2,374,556

The accompanying notes are an integral part of the financial statements.	192

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Gas utilities (continued)
Korea Gas Corp.	2,565	$99,096
National Fuel Gas Company	21,065	1,356,797
New Jersey Resources Corp.	5,168	323,413
Northwest Natural Gas Company	3,218	152,051
ONE Gas, Inc.	19,388	806,735
Osaka Gas Company, Ltd.	281,000	1,159,144
Perusahaan Gas Negara Persero Tbk PT	1,062,169	426,664
Petronas Gas BHD	45,799	292,841
Piedmont Natural Gas Company, Inc.	9,513	354,835
Questar Corp.	43,851	1,025,236
Snam SpA	158,316	801,216
South Jersey Industries, Inc.	4,086	231,594
Southwest Gas Corp.	5,656	323,863
The Laclede Group, Inc.	5,220	270,187
Toho Gas Company, Ltd.	61,000	343,403
Tokyo Gas Company, Ltd.	349,000	2,126,306
UGI Corp.	43,142	1,466,397
WGL Holdings, Inc.	18,787	1,002,286
		20,227,342
Independent power and renewable electricity producers - 0.1%
Abengoa Yield PLC (L)	3,559	116,700
Aboitiz Power Corp.	154,800	155,945
AES Corp.	124,997	1,621,211
AES Gener SA	229,028	121,589
Atlantic Power Corp. (L)	15,862	46,000
CGN Power Company, Ltd. (I)(S)	442,000	177,238
China Longyuan Power Group Corp., H Shares	259,000	278,147
China Resources Power
Holdings Company, Ltd.	166,532	438,482
Colbun SA	684,148	194,056
Datang International Power Generation
Company, Ltd., H Shares	237,136	118,606
Dynegy, Inc. (I)	15,298	426,355
Electric Power Development Company, Ltd.	17,500	583,630
Empresa Nacional de Electricidad SA	281,546	423,050
Enel Green Power SpA	132,861	284,133
Energy Development Corp.	964,300	193,443
Glow Energy PCL	42,500	112,067
Huadian Power International Corp., H Shares	146,000	122,976
Huaneng Power International, Inc., H Shares	306,564	387,241
Meridian Energy, Ltd.	215,683	353,990
NRG Energy, Inc.	64,619	1,549,564
Ormat Technologies, Inc. (L)	2,159	73,622
Pattern Energy Group, Inc.	4,918	136,819
Terraform Power, Inc., Class A (I)	3,531	122,632
Tractebel Energia SA	11,047	130,102
TransAlta Corp. (L)	23,392	220,429
Vivint Solar, Inc. (I)	2,617	21,119
		8,409,146
Multi-utilities - 1.0%
AGL Energy, Ltd.	51,865	611,463
Alliant Energy Corp.	27,757	1,765,345
Ameren Corp.	46,381	1,967,018
ATCO, Ltd.	6,589	254,210
Avista Corp.	7,440	253,704
Black Hills Corp.	16,720	849,878
Canadian Utilities, Ltd., Class A	11,066	367,804
CenterPoint Energy, Inc.	82,087	1,706,589
Centrica PLC	360,228	1,356,256
CMS Energy Corp.	52,519	1,844,992
Consolidated Edison, Inc.	55,935	3,531,736
Dominion Resources, Inc.	111,504	8,038,323

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Multi-utilities (continued)
DTE Energy Company	33,809	$2,773,352
E.ON SE	200,855	3,247,552
GDF Suez	126,004	2,795,803
Integrys Energy Group, Inc.	15,276	1,141,575
MDU Resources Group, Inc.	48,567	1,083,044
National Grid PLC	270,767	3,703,727
NiSource, Inc.	60,255	2,585,542
NorthWestern Corp.	5,736	310,834
PG&E Corp.	90,757	4,876,374
Public Service Enterprise Group, Inc.	96,686	4,066,613
RWE AG	49,106	1,372,931
SCANA Corp.	27,246	1,551,660
Sempra Energy	44,123	4,774,109
Suez Environnement Company	25,691	457,566
TECO Energy, Inc.	44,713	877,716
Vectren Corp.	20,652	922,112
Veolia Environnement SA	36,528	710,920
Wisconsin Energy Corp.	43,112	2,197,850
YTL Corp. BHD	282,717	129,484
YTL Power International BHD	81,563	35,517
		62,161,599
Water utilities - 0.1%
Aguas Andinas SA, Class A	230,515	137,715
American States Water Company	4,864	195,192
Aqua America, Inc.	44,196	1,168,542
Artesian Resources Corp., Class A	1,361	29,561
Beijing Enterprises Water Group, Ltd. (I)	370,000	229,819
California Water Service Group	5,967	151,741
Cia de Saneamento Basico do Estado de
Sao Paulo	23,140	138,078
Connecticut Water Service, Inc.	1,520	56,392
Guangdong Investment, Ltd.	212,780	275,497
Middlesex Water Company	2,283	53,103
Severn Trent PLC	17,033	533,267
SJW Corp.	1,969	65,450
United Utilities Group PLC	48,525	707,903
York Water Company	1,900	44,973
		3,787,233
		193,295,064
TOTAL COMMON STOCKS (Cost $4,575,449,672)		$5,953,367,880

PREFERRED SECURITIES - 0.3%
Consumer discretionary - 0.1%
Bayerische Motoren Werke AG	5,458	527,890
Hyundai Motor Company, Ltd.	2,035	202,862
Hyundai Motor Company, Ltd., 2nd Preferred	3,213	332,101
Lojas Americanas SA	32,305	190,075
Porsche Automobil Holding SE	15,393	1,425,859
Volkswagen AG	16,264	4,105,141
		6,783,928
Consumer staples - 0.1%
Cia Brasileira de Distribuicao Grupo Pao
de Acucar	9,256	316,965
Embotelladora Andina SA, B Shares	20,943	58,413
Henkel AG & Company KGaA, 0.800%	17,834	2,111,268
		2,486,646
Energy - 0.0%
Petroleo Brasileiro SA	280,361	948,802
Financials - 0.1%
Banco Bradesco SA	140,795	1,872,224

The accompanying notes are an integral part of the financial statements.	193

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value
PREFERRED SECURITIES (continued)
Financials (continued)
Banco Davivienda SA	7,753	$81,873
Banco do Estado do Rio Grande do Sul SA,
B Shares	13,727	61,676
Bancolombia SA	30,205	311,719
Grupo Aval Acciones y Valores	228,699	112,064
Grupo de Inversiones Suramericana SA	5,637	78,693
Itau Unibanco Holding SA	184,613	2,381,571
Itausa - Investimentos Itau SA	214,465	763,581
		5,663,401
Information technology - 0.0%
Samsung Electronics Company, Ltd.	1,756	1,679,011
Materials - 0.0%
Bradespar SA	16,300	76,072
Braskem SA, A Shares	8,557	38,618
Fuchs Petrolub AG	6,852	285,962
Gerdau SA	56,883	203,939
Grupo Argos SA	9,731	72,399
LG Chem, Ltd.	718	105,901
Metalurgica Gerdau SA	19,976	78,636
Sociedad Quimica y Minera de Chile SA,
B Shares	8,410	215,538
Suzano Papel e Celulose SA, A Shares	23,509	99,855
Usinas Siderurgicas de Minas Gerais SA,
A Shares (I)	28,786	41,862
Vale SA	128,466	838,934
		2,057,716
Telecommunication services - 0.0%
Oi SA	16,277	34,209
Telefonica Brasil SA	19,654	367,099
		401,308
Utilities - 0.0%
AES Tiete SA	6,425	39,183
Centrais Eletricas Brasileiras SA, B Shares	14,704	36,097
Cia Energetica de Minas Gerais	49,748	228,227
Cia Energetica de Sao Paulo, B Shares	13,083	108,542
Cia Paranaense de Energia, B Shares	7,437	90,447
		502,496
TOTAL PREFERRED SECURITIES (Cost $21,276,203)		$20,523,308

EXCHANGE-TRADED FUNDS - 0.6%
iShares MSCI India ETF	720,038	24,157,275
iShares MSCI Russia Capped ETF (L)	337,758	4,610,397
Market Vectors Russia ETF (L)	479,075	8,537,117
TOTAL EXCHANGE-TRADED FUNDS (Cost $36,963,178)		$37,304,789

RIGHTS - 0.0%
Community Health Systems, Inc. (Expiration
Date: 01/27/2016) (I)(N)	70,775	1,628
Forest Laboratories, Inc. (I)(N)	891	0
Groupe Fnac (Expiration
Date: 05/15/2015) (I)(N)	4,898	33,544
Itausa - Investimentos Itau SA (I)(N)	1,274	1,526
Malaysia Airports Holdings BHD (Expiration
Date: 3-13-2015; Strike Price:
MYR 4.78) (I)	5,444	2,855
TOTAL RIGHTS (Cost $21,769)		$39,553

WARRANTS - 0.0%
Imperial Holdings (Expiration
Date: 04/11/2019) (I)(N)	163	133

Strategic Equity Allocation Fund (continued)

	Shares or
	Principal
	Amount	Value

WARRANTS (continued)
Indorama Ventures PCL (Expiration Date:
08/24/2017; Strike Price: THB 36.00) (I)	15,200	$1,222
Indorama Ventures PCL (Expiration Date:
08/24/2018; Strike Price: THB 43.00) (I)	11,692	767
Magnum Hunter Resources Corp. (Expiration
Date: 04/15/2016; Strike Price: $8.50) (I)(L)	2,958	38
Minor International PCL (Expiration
Date: 11/03/2017) (I)(N)	11,170	1,707
Sun Hung Kai Properties, Ltd. (Expiration
Date: 04/22/2016; Strike Price:
HKD 98.60) (I)	12,375	36,698
TOTAL WARRANTS (Cost $0)		$40,565

SECURITIES LENDING COLLATERAL - 1.2%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	7,040,982	70,446,436
TOTAL SECURITIES LENDING
COLLATERAL (Cost $70,447,709)		$70,446,436

SHORT-TERM INVESTMENTS - 2.4%
Repurchase agreement - 2.4%
Repurchase Agreement with State Street Corp.
dated 02/27/2015 at 0.000% to be
repurchased at $148,814,000 on 03/02/2015,
collateralized by $122,420,000
U.S. Treasury Bonds, 3.750% due
11/15/2043 (valued at $151,800,800,
including interest)	$148,814,000	$148,814,000
TOTAL SHORT-TERM INVESTMENTS (Cost $148,814,000)		$148,814,000
Total Investments (Strategic Equity Allocation Fund)
(Cost $4,852,972,531) - 100.7%		$6,230,536,531
Other assets and liabilities, net - (0.7%)		(41,969,544)
TOTAL NET ASSETS - 100.0%		$6,188,566,987

Total Return Fund

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS - 62.2%
U.S. Government - 31.7%
Treasury Inflation Protected Securities
0.125%, 01/15/2022 to 01/15/2023	$100,378,123	$101,148,911
0.375%, 07/15/2023	12,413,160	12,731,247
0.625%, 07/15/2021	2,292,488	2,400,306
0.750%, 02/15/2042	727,566	741,606
1.125%, 01/15/2021	3,006,164	3,223,407
1.250%, 07/15/2020	3,984,604	4,309,285
1.375%, 02/15/2044	2,317,779	2,748,198
1.750%, 01/15/2028	29,484,141	34,558,627
2.000%, 01/15/2026	54,077,267	64,144,940
2.375%, 01/15/2025 to 01/15/2027	47,425,720	58,190,407
2.500%, 01/15/2029	15,205,210	19,469,800
3.625%, 04/15/2028	435,624	616,170
3.875%, 04/15/2029	2,571,570	3,787,038
U.S. Treasury Bonds
2.500%, 02/15/2045	15,700,000	15,390,898
2.750%, 08/15/2042 to 11/15/2042	28,900,000	29,750,475
2.875%, 05/15/2043	1,000,000	1,054,766

The accompanying notes are an integral part of the financial statements.	194

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government (continued)
U.S. Treasury Bonds (continued)
3.000%, 05/15/2042 to 11/15/2044	$28,900,000	$31,303,858
3.125%, 02/15/2042 to 08/15/2044	47,800,000	52,949,845
3.375%, 05/15/2044 (D)	17,100,000	19,818,626
3.750%, 11/15/2043	1,500,000	1,855,547
4.250%, 05/15/2039	8,100,000	10,616,694
4.375%, 11/15/2039 to 05/15/2040	13,400,000	17,918,750
4.500%, 08/15/2039	9,000,000	12,223,125
4.625%, 02/15/2040	2,100,000	2,908,991
6.125%, 11/15/2027 to 08/15/2029	7,800,000	11,289,704
6.250%, 05/15/2030	43,800,000	66,131,167
U.S. Treasury Notes
0.625%, 08/31/2017 to 09/30/2017 (D)	11,700,000	11,624,285
0.750%, 12/31/2017 (D)	1,600,000	1,589,750
2.250%, 11/15/2024	49,600,000	50,681,131
2.375%, 08/15/2024 (D)	2,400,000	2,478,374
2.500%, 05/15/2024	2,900,000	3,026,196
2.750%, 02/15/2024	2,500,000	2,662,890
		653,345,014
U.S. Government Agency - 30.5%
Federal Home Loan Mortgage Corp.
1.000%, 09/29/2017	8,100,000	8,115,366
1.250%, 08/01/2019 to 10/02/2019	28,100,000	27,720,682
2.375%, 01/13/2022	1,400,000	1,442,874
3.750%, 03/27/2019	700,000	764,939
4.000%, TBA (C)	34,000,000	36,275,236
4.000%, 05/01/2029 to 09/01/2030	737,784	797,931
4.193%, 11/01/2035 (P)	84,710	90,694
4.500%, TBA (C)	11,000,000	11,916,526
5.500%, 12/01/2036 to 01/01/2040	1,538,648	1,723,726
6.000%, 08/01/2022 to 05/01/2040	26,983,453	30,675,877
Federal National Mortgage Association
0.875%, 12/20/2017 to 05/21/2018	1,100,000	1,092,282
1.250%, 01/30/2017	4,600,000	4,650,632
1.847%, 11/01/2034 (P)	115,136	120,186
1.875%, 09/18/2018	900,000	918,878
1.959%, 05/01/2035 (P)	212,517	223,512
1.967%, 11/01/2035 (P)	126,036	132,379
2.122%, 01/01/2035 (P)	108,148	115,189
2.277%, 07/01/2034 (P)	112,670	120,629
2.300%, 03/01/2035 (P)	57,456	61,514
2.310%, 08/01/2022	2,700,000	2,693,029
2.340%, 06/01/2035 (P)	374,558	401,016
2.870%, 09/01/2027	2,000,000	2,027,498
3.000%, TBA (C)	52,000,000	53,614,457
3.330%, 11/01/2021	94,389	100,459
3.500%, TBA (C)	62,000,000	65,077,509
4.000%, TBA (C)	83,000,000	88,519,840
4.000%, 08/01/2018 to 01/01/2032	11,032,064	11,809,337
4.500%, TBA (C)	94,000,000	102,074,901
4.500%, 01/01/2018 to 09/01/2041	6,952,221	7,543,635
4.522%, 09/01/2035 (P)	55,507	59,343
5.000%, TBA (C)	49,000,000	54,292,108
5.000%, 05/11/2017 to 07/01/2041	4,685,530	5,155,291
5.375%, 06/12/2017	4,500,000	4,985,172
5.500%, TBA (C)	23,000,000	25,811,875
5.500%, 06/01/2018 to 09/01/2041	32,652,327	36,681,697
6.000%, TBA (C)	11,000,000	12,495,313
6.000%, 10/01/2026 to 12/01/2038	4,798,202	5,447,394
Government National
Mortgage Association
3.000%, TBA (C)	1,000,000	1,024,219

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (continued)
U.S. Government Agency (continued)
Government National Mortgage
Association (continued)
3.500%, TBA (C)		$2,000,000	$2,095,938
5.000%, TBA (C)		1,000,000	1,113,047
5.000%, 10/15/2033 to 09/15/2040		15,115,042	16,940,860
			626,922,990
TOTAL U.S. GOVERNMENT AND AGENCY
OBLIGATIONS (Cost $1,278,245,513)			$1,280,268,004

FOREIGN GOVERNMENT
OBLIGATIONS - 5.2%
Brazil - 3.7%
Banco Nacional de Desenvolvimento
Economico e Social
3.375%, 09/26/2016 (S)		800,000	805,000
4.125%, 09/15/2017 (S)	EUR	600,000	693,191
Federative Republic of Brazil
12.493%, 07/01/2015 (Z)	BRL	20,000,000	6,767,598
12.611%, 01/01/2017 (Z)		6,000,000	1,692,770
12.872%, 10/01/2015 (Z)		5,000,000	1,638,462
12.878%, 01/01/2016 (Z)		200,900,000	63,824,807
			75,421,828
Canada - 0.8%
Province of Ontario
1.000%, 07/22/2016		$1,100,000	1,105,151
1.600%, 09/21/2016		1,100,000	1,114,704
1.650%, 09/27/2019		1,800,000	1,795,282
3.000%, 07/16/2018		1,100,000	1,156,887
3.150%, 06/02/2022	CAD	1,400,000	1,238,363
4.000%, 06/02/2021		3,900,000	3,599,131
4.200%, 06/02/2020		1,200,000	1,104,478
4.400%, 06/02/2019		1,900,000	1,732,418
4.400%, 04/14/2020		$200,000	224,959
Province of Quebec
3.500%, 07/29/2020		700,000	754,604
3.500%, 12/01/2022	CAD	600,000	542,645
4.250%, 12/01/2021		2,800,000	2,629,930
			16,998,552
Mexico - 0.6%
Government of Mexico
7.750%, 05/29/2031	MXN	5,600,000	437,468
8.000%, 06/11/2020		159,800,000	12,086,297
			12,523,765
Slovenia - 0.1%
Republic of Slovenia
5.500%, 10/26/2022		$1,500,000	1,719,690
			1,719,690
South Korea - 0.0%
Korea Housing Finance Corp.
4.125%, 12/15/2015 (S)		700,000	716,865
TOTAL FOREIGN GOVERNMENT
OBLIGATIONS (Cost $122,044,486)			$107,380,700

CORPORATE BONDS - 28.1%
Consumer discretionary - 3.8%
Banque PSA Finance SA
4.000%, 06/24/2015	EUR	1,400,000	1,582,747

The accompanying notes are an integral part of the financial statements.	195

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Consumer discretionary (continued)
Daimler Finance North America LLC
0.934%, 08/01/2016 (P)(S)		$1,500,000	$1,508,222
DISH DBS Corp.
7.750%, 05/31/2015		23,500,000	23,793,750
Ford Motor Credit Company LLC
0.706%, 11/08/2016 (P)		8,300,000	8,271,830
0.981%, 03/02/2015 (Z)		14,000,000	13,999,241
3.984%, 06/15/2016		300,000	309,812
6.625%, 08/15/2017		2,200,000	2,458,799
7.000%, 04/15/2015		5,200,000	5,237,591
8.000%, 12/15/2016		1,000,000	1,111,930
12.000%, 05/15/2015		7,660,000	7,831,569
General Motors Financial Company, Inc.
3.150%, 01/15/2020		3,100,000	3,132,528
President and Fellows of Harvard College
6.500%, 01/15/2039 (S)		4,600,000	6,594,275
Volkswagen International Finance NV
2.875%, 04/01/2016 (S)		2,100,000	2,146,106
Wynn Las Vegas LLC
5.500%, 03/01/2025 (S)		900,000	905,580
			78,883,980
Consumer staples - 0.0%
CVS Pass-Through Trust
6.943%, 01/10/2030		247,102	301,752
Energy - 2.4%
California Resources Corp.
5.000%, 01/15/2020 (S)		2,500,000	2,312,500
5.500%, 09/15/2021 (S)		3,700,000	3,376,250
Eni SpA
0.275%, 05/15/2015 (Z)		20,400,000	20,388,176
Gazprom OAO Via Gaz Capital SA
4.950%, 05/23/2016		7,000,000	6,930,000
Petrobras Global Finance BV
1.880%, 05/20/2016 (P)		1,000,000	950,000
2.000%, 05/20/2016		1,000,000	953,520
2.602%, 03/17/2017 (P)		1,300,000	1,183,000
3.122%, 03/17/2020 (P)		200,000	168,800
3.250%, 03/17/2017		3,700,000	3,446,957
3.500%, 02/06/2017		600,000	563,100
3.875%, 01/27/2016		6,400,000	6,289,152
5.750%, 01/20/2020		300,000	276,741
6.125%, 10/06/2016		500,000	498,400
6.250%, 03/17/2024		400,000	368,800
7.875%, 03/15/2019		600,000	607,452
Petroleos Mexicanos
8.000%, 05/03/2019		1,500,000	1,801,500
			50,114,348
Financials - 15.5%
Ally Financial, Inc.
3.500%, 07/18/2016		345,000	348,709
4.625%, 06/26/2015		1,200,000	1,212,750
5.500%, 02/15/2017		5,500,000	5,765,155
American International Group, Inc.
6.250%, 03/15/2037		1,100,000	1,241,075
Banco Bilbao Vizcaya Argentaria SA
1.075%, 05/16/2016		5,500,000	5,473,435
Banco Popular Espanol SA (11.500% to
10/10/2018, then 5 Year Euro Swap
Rate + 10.237%)
10/10/2018 (Q)	EUR	1,300,000	1,693,929
Banco Santander Brasil SA
4.250%, 01/14/2016 (S)		$2,500,000	2,545,000

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
Banco Santander Brasil SA (continued)
4.500%, 04/06/2015 (S)		$400,000	$400,040
Bank of America Corp.
0.588%, 08/15/2016 (P)		1,200,000	1,186,132
2.600%, 01/15/2019		300,000	304,718
3.700%, 09/01/2015		900,000	912,829
5.750%, 12/01/2017		100,000	110,583
6.400%, 08/28/2017		3,100,000	3,449,066
6.500%, 08/01/2016		7,900,000	8,469,969
6.875%, 04/25/2018		11,400,000	13,063,955
Bank of America NA
0.521%, 06/15/2016 (P)		2,100,000	2,086,638
0.676%, 05/08/2017 (P)		1,700,000	1,696,209
0.727%, 11/14/2016 (P)		9,700,000	9,694,704
6.000%, 10/15/2036		2,700,000	3,462,607
Bank of Nova Scotia
0.562%, 04/11/2017 (P)		20,400,000	20,403,611
Barclays Bank PLC (14.000% to
06/15/2019, then 3 month GBP
LIBOR + 13.400%)
06/15/2019 (Q)	GBP	500,000	1,050,590
BBVA Bancomer SA
4.500%, 03/10/2016 (S)		$900,000	930,600
6.500%, 03/10/2021 (S)		1,900,000	2,128,950
BPCE SA
0.826%, 11/18/2016 (P)		15,900,000	15,930,957
CIT Group, Inc.
5.250%, 03/15/2018		1,800,000	1,900,800
Citigroup, Inc.
0.774%, 05/01/2017 (P)		11,700,000	11,671,943
1.300%, 04/01/2016		5,200,000	5,215,142
3.953%, 06/15/2016		10,600,000	10,968,657
4.450%, 01/10/2017		400,000	421,732
Credit Suisse AG (5.750% to 09/18/2020,
then 5 Year Euro Swap Rate + 4.000%)
09/18/2025	EUR	1,400,000	1,805,373
HSBC Finance Corp.
5.500%, 01/19/2016		$4,295,000	4,462,569
ICICI Bank, Ltd.
4.750%, 11/25/2016 (S)		10,400,000	10,884,411
JPMorgan Chase & Co.
0.806%, 04/25/2018 (P)		4,200,000	4,202,419
0.881%, 02/26/2016 (P)		6,300,000	6,318,216
3.150%, 07/05/2016		500,000	513,846
LBG Capital No.2 PLC
15.000%, 12/21/2019	GBP	4,900,000	10,611,620
Morgan Stanley
1.536%, 04/25/2018 (P)		$18,000,000	18,334,404
5.375%, 10/15/2015		4,600,000	4,728,961
6.000%, 04/28/2015		700,000	705,662
Murray Street Investment Trust I
4.647%, 03/09/2017 (P)		3,800,000	4,038,176
National Australia Bank, Ltd.
0.536%, 06/30/2017 (P)(S)		11,600,000	11,589,954
Navient Corp.
5.000%, 04/15/2015		2,800,000	2,807,000
6.000%, 01/25/2017		1,100,000	1,163,294
6.250%, 01/25/2016		4,234,000	4,376,898
Novo Banco SA
5.000%, 04/23/2019	EUR	700,000	816,571
5.875%, 11/09/2015		1,000,000	1,138,074
7.000%, 03/04/2016		1,500,000	1,710,468

The accompanying notes are an integral part of the financial statements.	196

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
CORPORATE BONDS (continued)
Financials (continued)
OneMain Financial Holdings, Inc.
6.750%, 12/15/2019 (S)		$800,000	$844,000
7.250%, 12/15/2021 (S)		800,000	848,960
Principal Life Income Funding Trusts
5.550%, 04/27/2015		3,500,000	3,527,045
RCI Banque SA
4.600%, 04/12/2016 (S)		6,220,000	6,446,968
Royal Bank of Scotland Group PLC
(6.990% to 10/05/2017, then 3 month
LIBOR + 2.670%)
10/05/2017 (Q)(S)		6,800,000	7,956,000
Royal Bank of Scotland Group PLC
(7.648% to 09/30/2031, then 3 month
LIBOR + 2.500%)
09/30/2031 (Q)		5,000,000	6,250,000
Springleaf Finance Corp.
6.900%, 12/15/2017		18,800,000	20,304,000
State Bank of India
4.500%, 07/27/2015 (S)		1,700,000	1,723,200
The Bank of New York Mellon Corp.
0.487%, 10/23/2015 (P)		7,500,000	7,509,098
The Bear Stearns Companies LLC
5.300%, 10/30/2015		19,900,000	20,512,204
7.250%, 02/01/2018		7,000,000	8,079,848
The Blackstone Group LP
9.296%, 03/18/2019		1,151,722	1,105,603
Turkiye Garanti Bankasi AS
2.756%, 04/20/2016 (P)(S)		900,000	902,250
Wells Fargo & Company, Series K
(7.980% to 03/15/2018, then 3 month
LIBOR + 3.770%)
03/15/2018 (Q)		8,400,000	9,177,000
			319,134,577
Health care - 0.3%
AbbVie, Inc.
1.015%, 11/06/2015 (P)		4,965,000	4,982,363
McKesson Corp.
0.637%, 09/10/2015 (P)		2,000,000	2,000,920
			6,983,283
Industrials - 1.1%
Hellenic Railways Organization SA
4.028%, 03/17/2017	EUR	6,500,000	5,600,846
International Lease Finance Corp.
5.750%, 05/15/2016		$600,000	624,750
6.750%, 09/01/2016 (S)		1,300,000	1,381,250
7.125%, 09/01/2018 (S)		1,900,000	2,161,250
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 06/30/2021 (S)		10,115,000	8,344,875
Owens Corning
4.200%, 12/01/2024		3,200,000	3,316,630
			21,429,601
Information technology - 0.7%
Alibaba Group Holding, Ltd.
2.500%, 11/28/2019 (S)		12,300,000	12,216,545
Apple, Inc.
2.850%, 05/06/2021		1,000,000	1,038,889
			13,255,434
Materials - 1.2%
Cemex SAB de CV
7.250%, 01/15/2021 (S)		5,000,000	5,337,500

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
CORPORATE BONDS (continued)
Materials (continued)
GTL Trade Finance, Inc.
7.250%, 10/20/2017	$2,300,000	$2,489,750
7.250%, 10/20/2017 (S)	10,400,000	11,258,000
Rio Oil Finance Trust Series 2014-1
6.250%, 07/06/2024 (S)	800,000	723,183
Rio Oil Finance Trust Series 2014-3
6.750%, 01/06/2027 (S)	5,000,000	4,551,145
Rohm & Haas Company
6.000%, 09/15/2017	431,000	477,939
		24,837,517
Telecommunication services - 2.6%
Telefonica Emisiones SAU
0.902%, 06/23/2017 (P)	8,800,000	8,777,850
Verizon Communications, Inc.
0.635%, 06/09/2017 (P)	11,900,000	11,894,586
1.990%, 09/14/2018 (P)	1,100,000	1,146,247
2.500%, 09/15/2016	960,000	981,643
3.650%, 09/14/2018	3,600,000	3,815,284
Vodafone Group PLC
1.000%, 06/29/2015	27,700,000	27,666,957
		54,282,567
Utilities - 0.5%
Dynegy Finance I, Inc.
6.750%, 11/01/2019 (S)	5,625,000	5,885,156
7.375%, 11/01/2022 (S)	1,400,000	1,482,250
7.625%, 11/01/2024 (S)	800,000	849,000
SteelRiver Transmission Company LLC
4.710%, 06/30/2017 (S)	1,687,931	1,765,078
TOTAL CORPORATE BONDS (Cost $569,630,086)		$579,204,543

TERM LOANS (M) - 1.1%
Consumer discretionary - 0.5%
Chrysler Group LLC
3.500%, 05/24/2017	3,979,381	3,970,428
MGM Resorts International
2.922%, 12/20/2017	5,385,753	5,360,171
		9,330,599
Consumer staples - 0.2%
HJ Heinz Company
3.500%, 06/05/2020	3,317,093	3,319,857
		3,319,857
Health care - 0.4%
HCA, Inc.
2.672%, 02/02/2016	4,079,345	4,071,696
2.922%, 03/31/2017	5,074,307	5,073,602
		9,145,298
TOTAL TERM LOANS (Cost $21,831,035)		$21,795,754

MUNICIPAL BONDS - 5.5%
American Municipal Power, Inc. (Ohio)
8.084%, 02/15/2050	1,600,000	2,566,992
California Infrastructure & Economic
Development Bank 6.486%, 05/15/2049	1,000,000	1,292,210
California State Public Works Board,
Series G2 8.361%, 10/01/2034	20,000,000	29,921,800
California State University
6.434%, 11/01/2030	1,200,000	1,542,960
California Statewide Communities
Development Authority
7.550%, 05/15/2040	2,700,000	3,704,994

The accompanying notes are an integral part of the financial statements.	197

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
MUNICIPAL BONDS (continued)
Chicago Transit Authority,
Series A (Illinois)
6.300%, 12/01/2021		$90,000	$99,319
6.899%, 12/01/2040		2,700,000	3,445,173
Chicago Transit Authority, Series B
(Illinois) 6.899%, 12/01/2040		2,600,000	3,317,574
City of Los Angeles (California)
5.713%, 06/01/2039		1,000,000	1,266,720
City of San Antonio (Texas)
6.308%, 02/01/2037		2,600,000	2,997,644
County of Clark (Nevada)
6.820%, 07/01/2045		1,400,000	2,054,724
Dallas Convention Center Hotel
Development Corp. (Texas)
7.088%, 01/01/2042		6,900,000	9,122,007
Illinois Municipal Electric Agency
6.832%, 02/01/2035		200,000	240,360
Iowa Tobacco Settlement Authority,
Series A 6.500%, 06/01/2023		655,000	656,225
Los Angeles County Public Works
Financing Authority (California)
7.618%, 08/01/2040		3,600,000	5,221,620
Los Angeles Unified School District
(California) 6.758%, 07/01/2034		2,700,000	3,783,483
Mississippi Development Bank
6.313%, 01/01/2033		700,000	864,185
New Jersey State Turnpike Authority
7.414%, 01/01/2040		5,500,000	8,349,495
North Carolina Turnpike Authority
6.700%, 01/01/2039		300,000	342,114
San Diego Tobacco Settlement Revenue
Funding Corp. (California)
7.125%, 06/01/2032		1,215,000	1,217,333
State of California
7.500%, 04/01/2034		6,100,000	9,353,252
7.950%, 03/01/2036		10,200,000	12,561,708
Tobacco Securitization Authority of
Southern California 5.125%, 06/01/2046		1,500,000	1,253,235
Tobacco Settlement Finance Authority
(West Virginia) 7.467%, 06/01/2047		2,860,000	2,488,257
University of California
6.270%, 05/15/2031		5,300,000	6,017,355
TOTAL MUNICIPAL BONDS (Cost $93,913,476)			$113,680,739

COLLATERALIZED MORTGAGE
OBLIGATIONS - 11.9%
Commercial and residential - 11.8%
American Home Mortgage
Investment Trust, Series 2004-4,
Class 4A
2.357%, 02/25/2045 (P)		98,928	98,602
Arran Residential Mortgages
Funding PLC, Series 2010-1A,
Class A2B
1.448%, 05/16/2047 (P)(S)	EUR	1,285,533	1,448,600
Banc of America Commercial
Mortgage Trust, Series 2006-4,
Class A1A
5.617%, 07/10/2046 (P)		$7,678,641	8,102,602
Banc of America Funding, Ltd.,
Series 2012-R5, Class A
0.430%, 10/03/2039 (P)(S)		5,714,053	5,635,684

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Banc of America Mortgage Trust,
Series 2005-F, Class 2A2
2.643%, 07/25/2035 (P)	$1,881,746	$1,739,349
BCAP LLC Trust
Series 2011-RR4, Class 8A1,
5.250%, 02/26/2036 (S)	1,445,591	1,316,555
Series 2011-RR5, Class 12A1,
4.932%, 03/26/2037 (P)(S)	318,829	312,619
Series 2011-RR5, Class 5A1,
5.250%, 08/26/2037 (S)	2,923,001	3,036,296
Series 2012-RR10, Class 8A2,
4.000%, 03/26/2036 (P)(S)	2,574,069	2,583,384
Bear Stearns Adjustable
Rate Mortgage Trust
Series 2004-8, Class 2A1,
2.604%, 11/25/2034 (P)	1,311,727	1,266,371
Series 2004-9, Class 22A1,
3.014%, 11/25/2034 (P)	324,211	324,329
Series 2005-1, Class 2A1,
2.941%, 03/25/2035 (P)	2,741,222	2,667,110
Bear Stearns Alt-A Trust, Series 2005-7,
Class 22A1
2.677%, 09/25/2035 (P)	657,233	566,133
Bear Stearns Commercial
Mortgage Securities Trust
Series 2007-PW15, Class A4,
5.331%, 02/11/2044	346,026	367,870
Series 2007-PW16, Class A1A,
5.707%, 06/11/2040 (P)	10,975,432	11,898,817
Series 2007-PW18, Class A4,
5.700%, 06/11/2050	3,300,000	3,570,577
Bella Vista Mortgage Trust,
Series 2005-1, Class 2A
0.713%, 02/22/2035 (P)	2,633,420	2,286,946
CD Mortgage Trust, Series 2006-CD2,
Class A1B
5.305%, 01/15/2046 (P)	10,598,300	10,875,817
Citigroup Commercial Mortgage Trust,
Series 2006-C5, Class A1A
5.425%, 10/15/2049	10,857,742	11,470,976
Citigroup Mortgage Loan Trust, Inc.
Series 2005-11, Class 1A1,
2.530%, 05/25/2035 (P)	417,056	412,948
Series 2005-11, Class A2A,
2.510%, 10/25/2035 (P)	3,833,224	3,794,543
Commercial Mortgage Pass Through
Certificates, Series 2007-C1, Class A3
5.383%, 02/15/2040	813,182	857,219
Countrywide Alternative Loan Trust
Series 2005-62, Class 2A1,
1.120%, 12/25/2035 (P)	4,872,080	4,032,888
Series 2005-81, Class A1,
0.451%, 02/25/2037 (P)	4,497,119	3,496,397
Countrywide Home Loan Mortgage
Pass Through Trust
Series 2004-22, Class A3,
2.407%, 11/25/2034 (P)	941,092	889,088
Series 2004-HYB9, Class 1A1,
2.465%, 02/20/2035 (P)	1,506,558	1,476,944
Series 2005-HYB9, Class 3A2A,
2.313%, 02/20/2036 (P)	227,472	213,979

The accompanying notes are an integral part of the financial statements.	198

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Deco, Ltd., Series 2014-BONA, Class A
1.301%, 11/07/2024 (P)(S)	EUR	6,542,699	$7,370,729
European Loan Conduit, Series 25X,
Class A
0.198%, 05/15/2019 (P)		46,466	51,847
Eurosail-UK PLC, Series 2007-4X,
Class A2A
0.860%, 06/13/2045 (P)	GBP	5,072,912	7,790,695
First Horizon Mortgage Pass-
Through Trust, Series 2004-AR7,
Class 4A1
2.481%, 02/25/2035 (P)		$1,427,582	1,392,882
Granite Master Issuer PLC, Series 2005-1,
Class A5
0.180%, 12/20/2054 (P)	EUR	1,151,279	1,284,087
Greenwich Capital Commercial
Funding Corp., Series 2007-GG9,
Class A4
5.444%, 03/10/2039		$1,400,000	1,484,003
GSR Mortgage Loan Trust,
Series 2005-AR7, Class 6A1
4.964%, 11/25/2035 (P)		608,337	586,794
HomeBanc Mortgage Trust, Series 2005-4,
Class A1
0.441%, 10/25/2035 (P)		3,907,375	3,468,995
JPMorgan Chase Commercial
Mortgage Securities Trust
Series 2006-LDP9, Class A3,
5.336%, 05/15/2047		2,945,278	3,110,921
Series 2007-LDPX, Class A3,
5.420%, 01/15/2049		376,114	399,750
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1,
2.537%, 02/25/2035 (P)		177,864	173,941
Series 2005-S3, Class 1A2,
5.750%, 01/25/2036		114,971	106,342
Landmark Mortgage Securities No 3 PLC,
Series 3, Class A
0.843%, 04/17/2044 (P)	GBP	2,458,126	3,573,573
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A5,
2.126%, 04/25/2035 (P)		$586,343	555,007
Series 2005-2, Class 1A,
1.581%, 10/25/2035 (P)		3,895,080	3,779,568
Series 2005-2, Class 3A,
1.170%, 10/25/2035 (P)		292,035	276,498
Series 2005-3, Class 4A,
0.421%, 11/25/2035 (P)		113,854	106,133
Series 2005-A10, Class A,
0.381%, 02/25/2036 (P)		682,998	625,965
Merrill Lynch/Countrywide Commercial
Mortgage Trust, Series 2007-6,
Class A4
5.485%, 03/12/2051 (P)		2,000,000	2,140,184
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A1A,
5.319%, 12/15/2043		11,177,646	11,829,403
Series 2007-IQ14, Class A2FX,
5.610%, 04/15/2049		549,844	551,723
Morgan Stanley Re-REMIC Trust
Series 2009-GG10, Class A4A,
5.795%, 08/12/2045 (P)(S)		858,857	921,467

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value
COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Morgan Stanley Re-REMIC Trust (continued)
Series 2010-R4, Class 4B,
0.398%, 02/26/2037 (P)(S)		$8,474,695	$5,533,552
MRFC Mortgage Pass Through Trust,
Series 2000-TBC3, Class A1
0.613%, 12/15/2030 (P)		1,321,126	1,257,658
Opteum Mortgage Acceptance Corp.,
Series 2005-5, Class 1A1D
0.551%, 12/25/2035 (P)		2,000,000	1,736,194
PHH Alternative Mortgage Trust,
Series 2007-1, Class 1A1
0.331%, 02/25/2037 (P)		10,114,133	8,499,159
RBSGC Mortgage Loan Trust,
Series 2005-A, Class 1A
5.500%, 04/25/2035		3,421,368	3,370,133
RBSSP Resecuritization Trust,
Series 2011-3, Class 2A1
0.419%, 02/26/2037 (P)(S)		2,090,733	1,954,198
RMAC PLC, Series 2005-NS1X,
Class A2A
0.689%, 06/12/2037 (P)	GBP	328,894	480,192
Structured Adjustable Rate Mortgage
Loan Trust, Series 2005-1, Class 2A
2.507%, 02/25/2035 (P)		$17,149,899	16,896,818
Structured Asset
Mortgage Investments II Trust
Series 2005-AR5, Class A3,
0.423%, 07/19/2035 (P)		1,128,527	1,081,587
Series 2005-AR8, Class A1A,
0.451%, 02/25/2036 (P)		378,116	304,415
Series 2007-AR2, Class 2A1,
0.301%, 03/25/2037 (P)		1,923,676	1,450,529
Structured Asset Securities Corp.,
Series 2006-11, Class A1
2.598%, 10/28/2035 (P)(S)		248,827	238,869
Structured Asset Securities Corp.
Mortgage Pass-Through Certificates,
Series 2004-15, Class 3A5
0.621%, 09/25/2034 (P)		1,369,696	1,258,988
TBW Mortgage-Backed Trust,
Series 2006-4, Class A3
0.371%, 09/25/2036 (P)		7,770,955	7,414,742
Wachovia Bank Commercial
Mortgage Trust, Series 2006-C24,
Class A1A
5.557%, 03/15/2045 (P)		14,656,761	15,168,707
WaMu Mortgage Pass-
Through Certificates
Series 2001-7, Class A,
1.310%, 05/25/2041 (P)		35,681	34,302
Series 2002-AR17, Class 1A,
1.320%, 11/25/2042 (P)		98,646	92,020
Series 2004-CB1, Class 6A,
6.000%, 06/25/2034		2,695,070	2,835,049
Series 2004-CB4, Class 11A,
6.000%, 12/25/2034		9,255,662	9,812,455
Series 2005-AR13, Class A1A1,
0.461%, 10/25/2045 (P)		10,962,613	10,047,706
Series 2005-AR19, Class A1A1,
0.441%, 12/25/2045 (P)		1,658,948	1,592,922

The accompanying notes are an integral part of the financial statements.	199

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value

COLLATERALIZED MORTGAGE
OBLIGATIONS (continued)
Commercial and residential (continued)
Wells Fargo Mortgage
Backed Securities Trust
Series 2004-CC, Class A1,
2.615%, 01/25/2035 (P)		$675,935	$684,793
Series 2005-AR13, Class 1A5,
5.298%, 05/25/2035 (P)		2,888,823	2,884,470
Series 2005-AR4, Class 1A3,
2.615%, 04/25/2035 (P)		7,539,891	7,775,988
Series 2006-AR2, Class 2A1,
2.612%, 03/25/2036 (P)		923,509	920,165
Series 2006-AR2, Class 2A5,
2.612%, 03/25/2036 (P)		2,879,176	2,759,889
			242,408,650
U.S. Government Agency - 0.1%
Federal Home Loan Mortgage Corp.
Series 2637, Class F,
0.572%, 06/15/2018 (P)		30,070	30,146
Series T-63, Class 1A1,
1.314%, 02/25/2045 (P)		97,721	99,618
Federal National Mortgage Association
Series 2003-W6, Class F,
0.521%, 09/25/2042 (P)		754,708	749,599
Series 2005-120, Class NF,
0.271%, 01/25/2021 (P)		398,271	398,125
Series 2006-5, Class 3A2,
2.193%, 05/25/2035 (P)		109,870	113,913
Series 2007-73, Class A1,
0.231%, 07/25/2037 (P)		744,320	722,248
			2,113,649
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS (Cost $247,044,297)			$244,522,299

ASSET BACKED SECURITIES - 4.1%
Access Group, Inc., Series 2008-1,
Class A
1.556%, 10/27/2025 (P)		4,990,176	5,003,370
Ally Auto Receivables Trust,
Series 2014-1, Class A2
0.480%, 02/15/2017		18,765,497	18,752,512
Auto ABS, Series 2012-3, Class A
3.250%, 09/27/2024	EUR	7,400,000	8,511,232
BNC Mortgage Loan Trust, Series 2007-2,
Class A2
0.271%, 05/25/2037 (P)		$476,421	454,215
Carrington Mortgage Loan Trust,
Series 2005-NC5, Class A2
0.491%, 10/25/2035 (P)		86,106	85,884
Celf Loan Partners III PLC,
Series 2006-1X, Class A1
0.398%, 11/01/2023 (P)	EUR	6,396,878	7,097,681
GSAMP Trust, Series 2007-FM1,
Class A2A
0.241%, 12/25/2036 (P)		$272,929	140,275
Hillmark Funding, Ltd., Series 2006-1A,
Class A1
0.511%, 05/21/2021 (P)(S)		4,797,890	4,743,155
HSI Asset Loan Obligation Trust,
Series 2007-WF1, Class A1
0.229%, 12/25/2036 (P)		427,100	190,921

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value

ASSET BACKED SECURITIES (continued)
JPMorgan Mortgage Acquisition Trust,
Series 2007-HE1, Class AV1
0.231%, 03/25/2047 (P)		$146,020	$142,862
Lockwood Grove CLO, Ltd.,
Series 2014-1A, Class A1
1.622%, 01/25/2024 (P)(S)		5,000,000	5,022,227
Long Beach Mortgage Loan Trust,
Series 2004-4, Class 1A1
0.731%, 10/25/2034 (P)		58,753	54,623
Nissan Auto Lease Trust, Series 2014-A,
Class A2B
0.333%, 09/15/2016 (P)		8,785,082	8,782,561
Penta CLO SA, Series 2007-1X, Class A1
0.398%, 06/04/2024 (P)	EUR	697,367	774,021
Race Point IV CLO, Ltd., Series 2007-4A,
Class A1A
0.455%, 08/01/2021 (P)(S)		$4,000,398	3,984,201
Santander Drive Auto Receivables Trust,
Series 2014-3, Class A2B
0.453%, 08/15/2017 (P)		17,807,883	17,790,734
Securitized Asset Backed
Receivables LLC Trust,
Series 2007-HE1, Class A2A
0.231%, 12/25/2036 (P)		457,583	166,821
Small Business Administration
Participation Certificates,
Series 2007-2OL, Class 1
5.290%, 12/01/2027		837,614	929,128
Wood Street CLO BV, Series I, Class A
0.431%, 11/22/2021 (P)	EUR	878,424	976,954
TOTAL ASSET BACKED SECURITIES (Cost $84,807,156)			$83,603,377

PREFERRED SECURITIES - 1.3%
Financials - 1.3%
Citigroup Capital XIII (7.875% to
10/30/2015, then
3 month LIBOR + 6.370%)		900,000	$23,904,000
Wells Fargo & Company,
Series L, 7.500%		2,170	2,631,038
TOTAL PREFERRED SECURITIES (Cost $27,378,413)			$26,535,038

PURCHASED OPTIONS - 0.0%
Call options - 0.0%
Over the Counter Option on 1 Year
Interest Rate Swap. Receive a fixed rate
of 0.800% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/19/2016; Strike Rate: 0.800%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		63,500,000	57,448
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 1.750% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/29/2016; Strike Rate: 1.750%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		10,700,000	107,253
Over the Counter Option on 10 Year
Interest Rate Swap. Receive a fixed rate
of 1.750% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/30/2015; Strike Rate: 1.750%;
Counterparty: Citibank NA) (I)		5,300,000	30,756

The accompanying notes are an integral part of the financial statements.	200

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Total Return Fund (continued)

		Shares or
		Principal
		Amount	Value

PURCHASED OPTIONS (continued)
Call options (continued)
Over the Counter Option on 2 Year
Interest Rate Swap. Receive a fixed rate
of 1.100% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/19/2016; Strike Rate: 1.100%;
Counterparty: Goldman Sachs
& Company) (I)		21,600,000	$50,110
Over the Counter Option on 2 Year
Interest Rate Swap. Receive a fixed rate
of 1.100% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/29/2016; Strike Rate: 1.100%;
Counterparty: Bank of America NA) (I)		115,100,000	267,792
Over the Counter Option on 2 Year
Interest Rate Swap. Receive a fixed rate
of 2.100% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/30/2018; Strike Rate: 2.100%;
Counterparty: JPMorgan Securities) (I)		21,300,000	224,655
Over the Counter Option on 3 Year
Interest Rate Swap. Receive a fixed rate
of 1.150% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
07/20/2015; Strike Rate: 1.150%;
Counterparty: Goldman Sachs
& Company) (I)		21,600,000	48,496
Over the Counter Option on 5 Year
Interest Rate Swap. Receive a fixed rate
of 1.500% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/29/2016; Strike Rate: 1.500%;
Counterparty: Morgan Stanley &
Company, Inc.) (I)		10,700,000	67,398
			853,908
Put options - 0.0%
Over the Counter Option on 2 Year
Interest Rate Swap. Receive a fixed rate
of 3.205% and pay a floating rate based
on 3-month LIBOR (Expiration Date:
01/16/2020; Strike Price: $3.20;
Counterparty: Goldman Sachs
and Company) (I)		10,100,000	109,439
			109,439
TOTAL PURCHASED OPTIONS (Cost $1,518,334)			$963,347

SHORT-TERM INVESTMENTS - 2.8%
Certificate of deposit - 0.1%
Credit Suisse New York 0.040%,
03/17/2015 *		$1,600,000	1,599,970
			1,599,970
Foreign government - 2.4%
Government of Japan, 0.000%
03/02/2015 *	JPY	2,400,000,000	20,062,696
05/07/2015 *		3,570,000,000	29,843,111
			49,905,807

Total Return Fund (continued)

	Shares or
	Principal
	Amount	Value

SHORT-TERM INVESTMENTS (continued)
Repurchase agreement - 0.3%
Repurchase Agreement with State
Street Corp. dated 02/27/2015 at
0.000% to be repurchased at $5,302,000
on 03/02/2015, collateralized by
$5,465,000 U.S. Treasury Notes,
1.125% due 05/31/2019 (valued at
$5,410,350, including interest)	$5,302,000	$5,302,000
TOTAL SHORT-TERM INVESTMENTS (Cost $57,416,897)		$56,807,777
Total Investments (Total Return Fund)
(Cost $2,503,829,693) - 122.2%		$2,514,761,578
Other assets and liabilities, net - (22.2%)		(456,205,586)
TOTAL NET ASSETS - 100.0%		$2,058,555,992

U.S. High Yield Bond Fund

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS - 89.5%
Consumer discretionary - 14.1%
Allison Transmission, Inc.
7.125%, 05/15/2019 (S)	$1,255,000	$1,309,906
American Greetings Corp.
7.375%, 12/01/2021	1,460,000	1,558,550
CCM Merger, Inc.
9.125%, 05/01/2019 (S)	4,542,000	4,939,424
CCO Holdings LLC
5.125%, 02/15/2023	20,000	20,150
CCOH Safari LLC
5.500%, 12/01/2022	330,000	341,138
5.750%, 12/01/2024	1,875,000	1,940,625
Cequel Communications Holdings I LLC
5.125%, 12/15/2021 (S)	755,000	754,057
Chinos Intermediate Holdings A, Inc., PIK
7.750%, 05/01/2019 (L)(S)	325,000	289,250
Cinemark USA, Inc.
5.125%, 12/15/2022	700,000	716,590
7.375%, 06/15/2021	775,000	831,188
Cooper Tire & Rubber Company
7.625%, 03/15/2027	2,410,000	2,554,600
CSC Holdings LLC
7.625%, 07/15/2018	350,000	395,500
DISH DBS Corp.
5.125%, 05/01/2020	375,000	378,281
5.875%, 11/15/2024	140,000	139,300
General Motors Financial Company, Inc.
6.750%, 06/01/2018	500,000	565,625
GLP Capital LP
5.375%, 11/01/2023	475,000	501,125
Gray Television, Inc.
7.500%, 10/01/2020	4,650,000	4,836,000
Greektown Holdings LLC
8.875%, 03/15/2019 (L)(S)	4,200,000	4,483,500
Hilton Worldwide Finance LLC
5.625%, 10/15/2021	845,000	896,756
Interactive Data Corp.
5.875%, 04/15/2019 (S)	2,850,000	2,853,563
Lamar Media Corp.
5.875%, 02/01/2022	500,000	531,250

The accompanying notes are an integral part of the financial statements.	201

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer discretionary (continued)
Light Tower Rentals, Inc.
8.125%, 08/01/2019 (S)	$570,000	$410,400
LIN Television Corp.
6.375%, 01/15/2021	350,000	361,375
Live Nation Entertainment, Inc.
5.375%, 06/15/2022 (S)	250,000	253,750
7.000%, 09/01/2020 (S)	255,000	273,488
LKQ Corp.
4.750%, 05/15/2023	2,000,000	1,970,000
NAI Entertainment Holdings
5.000%, 08/01/2018 (S)	625,000	646,094
National CineMedia LLC
6.000%, 04/15/2022	340,000	348,500
7.875%, 07/15/2021	750,000	796,875
Nexstar Broadcasting, Inc.
6.875%, 11/15/2020	1,275,000	1,351,500
Nielsen Finance LLC
4.500%, 10/01/2020	340,000	345,100
5.000%, 04/15/2022 (S)	2,215,000	2,264,838
Outfront Media Capital LLC
5.250%, 02/15/2022	230,000	240,925
5.625%, 02/15/2024	25,000	26,656
Penske Automotive Group, Inc.
5.375%, 12/01/2024	375,000	388,125
5.750%, 10/01/2022	2,000,000	2,095,000
Pinnacle Entertainment, Inc.
7.500%, 04/15/2021	3,275,000	3,467,406
Service Corp. International
7.000%, 06/15/2017	65,000	70,850
8.000%, 11/15/2021	2,290,000	2,702,200
Sonic Automotive, Inc.
5.000%, 05/15/2023	1,450,000	1,450,000
Sotheby’s
5.250%, 10/01/2022 (S)	1,750,000	1,710,625
Speedway Motorsports, Inc.
5.125%, 02/01/2023 (S)	650,000	667,875
Tempur Sealy International, Inc.
6.875%, 12/15/2020	125,000	134,063
The Nielsen Company Luxembourg SARL
5.500%, 10/01/2021 (S)	655,000	681,200
The William Carter Company
5.250%, 08/15/2021	555,000	581,224
Wolverine World Wide, Inc.
6.125%, 10/15/2020	125,000	132,188
		54,206,635
Consumer staples - 1.3%
B&G Foods, Inc.
4.625%, 06/01/2021	1,000,000	1,000,000
Century Intermediate Holding Company 2,
PIK
9.750%, 02/15/2019 (S)	205,000	218,069
Constellation Brands, Inc.
3.875%, 11/15/2019	40,000	41,500
4.750%, 11/15/2024	40,000	42,800
Cott Beverages, Inc.
5.375%, 07/01/2022 (S)	445,000	410,513
6.750%, 01/01/2020 (S)	555,000	555,000
Darling Ingredients, Inc.
5.375%, 01/15/2022	150,000	151,500
Pinnacle Foods Finance LLC
4.875%, 05/01/2021	925,000	929,625
Prestige Brands, Inc.
5.375%, 12/15/2021 (S)	490,000	496,738

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Consumer staples (continued)
Simmons Foods, Inc.
7.875%, 10/01/2021 (S)	$1,100,000	$1,100,000
		4,945,745
Energy - 17.3%
Arch Coal, Inc.
7.000%, 06/15/2019	825,000	247,500
Bristow Group, Inc.
6.250%, 10/15/2022	3,825,000	3,748,500
CSI Compressco LP
7.250%, 08/15/2022 (S)	1,120,000	974,400
Denbury Resources, Inc.
5.500%, 05/01/2022	210,000	196,350
6.375%, 08/15/2021	150,000	144,000
Energy XXI Gulf Coast, Inc.
6.875%, 03/15/2024 (S)	825,000	412,500
Era Group, Inc.
7.750%, 12/15/2022	3,760,000	3,572,000
Exterran Partners LP
6.000%, 04/01/2021	2,175,000	2,017,313
Forum Energy Technologies, Inc.
6.250%, 10/01/2021	250,000	235,000
Gulfmark Offshore, Inc.
6.375%, 03/15/2022	5,010,000	4,120,725
Hornbeck Offshore Services, Inc.
5.000%, 03/01/2021	3,310,000	2,813,500
5.875%, 04/01/2020	585,000	535,275
NGPL PipeCo LLC
7.119%, 12/15/2017 (S)	3,100,000	3,084,500
7.768%, 12/15/2037 (S)	5,150,000	5,536,250
9.625%, 06/01/2019 (S)	510,000	511,275
Northern Tier Energy LLC
7.125%, 11/15/2020	2,440,000	2,519,300
Overseas Shipholding Group, Inc.
7.500%, 02/15/2021	1,225,000	1,157,625
8.125%, 03/30/2018	1,450,000	1,450,000
PHI, Inc.
5.250%, 03/15/2019	4,140,000	3,767,400
Rockies Express Pipeline LLC
5.625%, 04/15/2020 (S)	2,575,000	2,697,313
6.875%, 04/15/2040 (S)	3,010,000	3,326,050
7.500%, 07/15/2038 (S)	2,200,000	2,541,000
Sabine Pass Liquefaction LLC
5.625%, 02/01/2021 to 04/15/2023	1,050,000	1,073,688
5.750%, 05/15/2024	250,000	255,625
6.250%, 03/15/2022	2,258,000	2,376,545
Sabine Pass LNG LP
6.500%, 11/01/2020	2,655,000	2,741,288
7.500%, 11/30/2016	3,000,000	3,172,500
7.500%, 11/30/2016 (S)	1,563,000	1,652,873
SemGroup Corp.
7.500%, 06/15/2021	2,820,000	2,961,000
Swift Energy Company
7.125%, 06/01/2017	3,371,000	1,938,325
8.875%, 01/15/2020	750,000	375,000
Teekay Corp.
8.500%, 01/15/2020	2,005,000	2,250,613
TerraForm Power Operating LLC
5.875%, 02/01/2023 (S)	140,000	145,572
Ultra Petroleum Corp.
5.750%, 12/15/2018 (S)	1,120,000	1,086,400
6.125%, 10/01/2024 (S)	830,000	788,500
		66,425,705

The accompanying notes are an integral part of the financial statements.	202

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Financials - 16.5%
Ally Financial, Inc.
3.500%, 01/27/2019	$1,020,000	$1,022,550
5.125%, 09/30/2024	3,350,000	3,538,438
5.500%, 02/15/2017	965,000	1,011,523
CIT Group, Inc.
4.250%, 08/15/2017	1,800,000	1,845,000
5.000%, 05/15/2017	434,000	451,360
5.250%, 03/15/2018	400,000	422,400
6.625%, 04/01/2018 (S)	170,000	185,513
Denali Borrower LLC
5.625%, 10/15/2020 (S)	3,250,000	3,461,250
DuPont Fabros Technology LP
5.875%, 09/15/2021	5,150,000	5,381,750
E*TRADE Financial Corp.
5.375%, 11/15/2022	310,000	327,050
Hockey Merger Sub 2, Inc.
7.875%, 10/01/2021 (S)	2,855,000	2,933,513
Hub Holdings LLC, PIK
8.125%, 07/15/2019 (S)	2,000,000	1,990,000
Infinity Acquisition LLC
7.250%, 08/01/2022 (S)	1,990,000	1,845,725
Iron Mountain, Inc.
5.750%, 08/15/2024	2,325,000	2,354,063
6.000%, 08/15/2023	4,000,000	4,200,000
Jefferies Finance LLC
6.875%, 04/15/2022 (S)	115,000	110,975
7.375%, 04/01/2020 (S)	350,000	346,500
7.500%, 04/15/2021 (S)	1,275,000	1,259,063
MPT Operating Partnership LP
5.500%, 05/01/2024	765,000	814,725
6.375%, 02/15/2022	600,000	651,000
6.875%, 05/01/2021	1,575,000	1,699,031
Navient Corp.
6.125%, 03/25/2024	985,000	989,925
7.250%, 01/25/2022	65,000	71,825
8.000%, 03/25/2020	3,500,000	4,073,125
8.450%, 06/15/2018	1,500,000	1,713,750
Neuberger Berman Group LLC
5.625%, 03/15/2020 (S)	650,000	676,000
Omega Healthcare Investors, Inc.
6.750%, 10/15/2022	2,950,000	3,112,250
Sabra Health Care LP
5.375%, 06/01/2023	125,000	132,344
5.500%, 02/01/2021	750,000	800,625
Sophia Holding Finance LP, PIK
9.625%, 12/01/2018 (S)	130,000	131,300
Springleaf Finance Corp.
5.750%, 09/15/2016	650,000	676,000
6.000%, 06/01/2020	3,700,000	3,801,750
6.500%, 09/15/2017	1,200,000	1,272,000
7.750%, 10/01/2021	1,590,000	1,796,700
The Geo Group, Inc.
5.875%, 01/15/2022 to 10/15/2024	2,250,000	2,370,938
6.625%, 02/15/2021	2,200,000	2,326,500
USI, Inc.
7.750%, 01/15/2021 (S)	3,500,000	3,561,250
		63,357,711
Health care - 8.7%
Acadia Healthcare Company, Inc.
5.625%, 02/15/2023 (S)	135,000	139,388
Aviv Healthcare Properties LP
6.000%, 10/15/2021	650,000	695,500
7.750%, 02/15/2019	2,020,000	2,104,840

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Health care (continued)
Capella Healthcare, Inc.
9.250%, 07/01/2017	$1,425,000	$1,482,000
Centene Corp.
5.750%, 06/01/2017	125,000	132,813
Community Health Systems, Inc.
6.875%, 02/01/2022	1,300,000	1,384,500
Crimson Merger Sub, Inc.
6.625%, 05/15/2022 (S)	2,325,000	2,156,438
DaVita HealthCare Partners, Inc.
5.125%, 07/15/2024	345,000	357,938
5.750%, 08/15/2022	500,000	539,375
Endo Finance LLC
6.000%, 02/01/2025 (S)	550,000	582,313
Fresenius Medical Care US Finance, Inc.
5.750%, 02/15/2021 (S)	750,000	830,625
HCA, Inc.
4.250%, 10/15/2019	135,000	139,725
5.250%, 04/15/2025	390,000	428,513
HealthSouth Corp.
5.750%, 11/01/2024	1,260,000	1,316,700
8.125%, 02/15/2020	565,000	589,013
Hologic, Inc.
6.250%, 08/01/2020	3,050,000	3,194,875
LifePoint Hospitals, Inc.
5.500%, 12/01/2021	2,000,000	2,125,000
MPH Acquisition Holdings LLC
6.625%, 04/01/2022 (S)	915,000	969,900
Omnicare, Inc.
4.750%, 12/01/2022	215,000	224,406
5.000%, 12/01/2024	215,000	226,288
Par Pharmaceutical Companies, Inc.
7.375%, 10/15/2020	1,950,000	2,067,000
Pinnacle Merger Sub, Inc.
9.500%, 10/01/2023 (S)	372,000	418,500
Salix Pharmaceuticals, Ltd.
6.000%, 01/15/2021 (S)	525,000	588,000
Select Medical Corp.
6.375%, 06/01/2021	4,300,000	4,321,500
Tenet Healthcare Corp.
5.500%, 03/01/2019 (S)	2,600,000	2,640,625
6.000%, 10/01/2020	1,750,000	1,905,313
6.250%, 11/01/2018	775,000	845,719
Valeant Pharmaceuticals International, Inc.
5.500%, 03/01/2023 (S)	205,000	206,281
5.625%, 12/01/2021 (S)	105,000	106,838
7.500%, 07/15/2021 (S)	700,000	759,500
		33,479,426
Industrials - 6.5%
AECOM
5.750%, 10/15/2022 (S)	175,000	183,313
5.875%, 10/15/2024 (S)	1,025,000	1,089,063
American Builders & Contractors Supply
Company, Inc.
5.625%, 04/15/2021 (S)	500,000	510,000
Ashtead Capital, Inc.
6.500%, 07/15/2022 (S)	4,350,000	4,730,625
Aviation Capital Group Corp.
6.750%, 04/06/2021 (S)	1,143,000	1,301,530
7.125%, 10/15/2020 (S)	200,000	230,180
Bombardier, Inc.
5.500%, 09/15/2018 (S)	135,000	135,000
7.500%, 03/15/2025 (S)	270,000	270,000

The accompanying notes are an integral part of the financial statements.	203

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Industrials (continued)
Cleaver-Brooks, Inc.
8.750%, 12/15/2019 (S)	$205,000	$209,613
Covanta Holding Corp.
5.875%, 03/01/2024	945,000	982,800
6.375%, 10/01/2022	1,762,000	1,898,555
7.250%, 12/01/2020	2,081,000	2,226,670
EnPro Industries, Inc.
5.875%, 09/15/2022 (S)	1,455,000	1,498,650
H&E Equipment Services, Inc.
7.000%, 09/01/2022	3,843,000	3,948,683
IHS, Inc.
5.000%, 11/01/2022 (S)	95,000	96,544
Sensata Technologies BV
5.625%, 11/01/2024 (S)	2,275,000	2,439,938
The ADT Corp.
3.500%, 07/15/2022	325,000	298,188
4.125%, 04/15/2019 (L)	270,000	273,713
6.250%, 10/15/2021 (L)	2,050,000	2,219,125
United Rentals North America, Inc.
5.750%, 07/15/2018	335,000	347,772
		24,889,962
Information technology - 7.5%
Activision Blizzard, Inc.
5.625%, 09/15/2021 (S)	700,000	749,000
6.125%, 09/15/2023 (S)	210,000	232,313
Audatex North America, Inc.
6.000%, 06/15/2021 (S)	2,775,000	2,948,438
6.125%, 11/01/2023 (S)	275,000	291,500
Boxer Parent Company, Inc., PIK
9.000%, 10/15/2019 (S)	2,500,000	2,112,500
Emdeon, Inc.
11.000%, 12/31/2019	3,950,000	4,335,125
First Data Corp.
6.750%, 11/01/2020 (S)	1,466,000	1,572,285
7.375%, 06/15/2019 (S)	300,000	315,090
11.750%, 08/15/2021	2,675,000	3,116,375
Micron Technology, Inc.
5.500%, 02/01/2025 (S)	410,000	420,250
5.875%, 02/15/2022	1,400,000	1,478,750
NCR Corp.
4.625%, 02/15/2021	475,000	472,625
5.000%, 07/15/2022	1,510,000	1,521,325
5.875%, 12/15/2021	1,765,000	1,826,775
6.375%, 12/15/2023	715,000	756,113
SunGard Data Systems, Inc.
6.625%, 11/01/2019	3,600,000	3,744,000
7.375%, 11/15/2018	1,021,000	1,063,116
7.625%, 11/15/2020	325,000	347,750
Zebra Technologies Corp.
7.250%, 10/15/2022 (S)	1,300,000	1,404,000
		28,707,330
Materials - 2.8%
Ardagh Finance Holdings SA, PIK
8.625%, 06/15/2019 (S)	477,267	496,358
Crown Americas LLC
6.250%, 02/01/2021	1,597,000	1,692,820
Crown Cork & Seal Company, Inc.
7.500%, 12/15/2096	1,250,000	1,200,000
Novelis, Inc.
8.750%, 12/15/2020	1,150,000	1,247,750
Sealed Air Corp.
4.875%, 12/01/2022 (S)	440,000	453,200

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value

CORPORATE BONDS (continued)
Materials (continued)
Sealed Air Corp. (continued)
5.125%, 12/01/2024 (S)	$440,000	$459,800
8.375%, 09/15/2021 (S)	2,410,000	2,726,313
Silgan Holdings, Inc.
5.000%, 04/01/2020	2,300,000	2,386,250
		10,662,491
Telecommunication services - 12.0%
Frontier Communications Corp.
6.250%, 09/15/2021	950,000	973,750
GCI, Inc.
6.750%, 06/01/2021	725,000	735,422
8.625%, 11/15/2019	4,000,000	4,185,000
Intelsat Jackson Holdings SA
5.500%, 08/01/2023	3,825,000	3,614,625
7.250%, 10/15/2020	1,000,000	1,040,000
7.500%, 04/01/2021	1,050,000	1,099,875
Intelsat Luxembourg SA
7.750%, 06/01/2021	2,540,000	2,352,675
8.125%, 06/01/2023	2,250,000	2,092,500
Level 3 Financing, Inc.
5.375%, 08/15/2022	1,000,000	1,034,690
5.625%, 02/01/2023 (S)	285,000	294,975
6.125%, 01/15/2021	655,000	691,844
SBA Communications Corp.
5.625%, 10/01/2019	190,000	199,975
SBA Telecommunications, Inc.
5.750%, 07/15/2020	2,201,000	2,316,553
Sprint Capital Corp.
6.875%, 11/15/2028	625,000	587,500
6.900%, 05/01/2019	2,000,000	2,070,000
8.750%, 03/15/2032	600,000	633,750
Sprint Communications, Inc.
7.000%, 08/15/2020	3,200,000	3,283,008
9.000%, 11/15/2018 (S)	450,000	523,125
Sprint Corp.
7.250%, 09/15/2021	255,000	261,375
7.875%, 09/15/2023	2,775,000	2,865,188
Syniverse Holdings, Inc.
9.125%, 01/15/2019	4,620,000	4,804,800
T-Mobile USA, Inc.
6.125%, 01/15/2022	105,000	110,513
6.250%, 04/01/2021	1,010,000	1,060,500
6.464%, 04/28/2019	205,000	212,944
6.542%, 04/28/2020	205,000	217,300
6.625%, 11/15/2020 to 04/01/2023	3,000,000	3,169,500
6.633%, 04/28/2021	800,000	851,000
6.731%, 04/28/2022	2,500,000	2,668,750
6.836%, 04/28/2023	1,135,000	1,208,775
Telesat Canada
6.000%, 05/15/2017 (S)	850,000	870,188
		46,030,100
Utilities - 2.8%
AmeriGas Finance LLC
6.750%, 05/20/2020	2,350,000	2,508,625
7.000%, 05/20/2022	110,000	117,700
Calpine Corp.
6.000%, 01/15/2022 (S)	1,500,000	1,635,725
NSG Holdings LLC
7.750%, 12/15/2025 (S)	3,018,339	3,252,260
Southern Star Central Corp.
5.125%, 07/15/2022 (S)	2,650,000	2,722,875

The accompanying notes are an integral part of the financial statements.	204

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

U.S. High Yield Bond Fund (continued)

	Shares or Principal Amount	Value
CORPORATE BONDS (continued)
Utilities (continued)
Suburban Propane Partners LP
5.500%, 06/01/2024	$215,000	$219,300
7.375%, 08/01/2021	277,000	299,853
		10,756,338
TOTAL CORPORATE BONDS (Cost $337,232,108)		$343,461,443

CAPITAL PREFERRED SECURITIES - 0.4%
Financials - 0.4%
Emigrant Capital Trust I
2.603%, 12/10/2033 (P)(S)	2,450,000	1,519,000
TOTAL CAPITAL PREFERRED
SECURITIES (Cost $1,038,401)		$1,519,000

TERM LOANS (M) - 8.5%
Consumer discretionary - 3.1%
Alliance Laundry Systems LLC
9.500%, 12/10/2019	2,019,288	2,024,336
CCM Merger, Inc.
4.500%, 08/08/2021	410,379	411,148
Centaur Acquisition LLC
8.750%, 02/20/2020	2,355,000	2,363,831
FOCUS Brands, Inc.
10.250%, 08/21/2018	1,400,000	1,400,000
Learfield Communications, Inc.
8.750%, 10/09/2021	610,680	609,154
TGI Friday’s, Inc.
9.250%, 07/15/2021	220,000	220,000
TWCC Holding Corp.
7.000%, 06/26/2020	2,460,000	2,285,751
WASH Multifamily Laundry Systems LLC
4.500%, 02/21/2019	2,598,713	2,553,235
		11,867,455
Energy - 0.5%
Tallgrass Operations LLC
5.438%, 11/13/2018	1,761,644	1,752,835
Financials - 0.2%
Asurion LLC
8.500%, 03/03/2021	75,000	75,406
Sedgwick Claims Management Services, Inc.
6.750%, 02/28/2022	730,000	713,575
		788,981
Health care - 0.3%
Accellent, Inc.
7.500%, 03/11/2022	420,000	396,200
Vertafore, Inc.
9.750%, 10/29/2017	660,000	663,300
		1,059,500
Industrials - 1.2%
HGIM Corp.
5.500%, 06/18/2020	2,066,316	1,455,031
LM US Member LLC
8.250%, 01/25/2021	115,000	114,425
Neff Rental LLC
7.250%, 06/09/2021	820,548	802,086
Spin Holdco, Inc.
4.250%, 11/14/2019	2,100,260	2,080,570
Total Safety US, Inc.
9.250%, 09/11/2020	369,075	347,853
		4,799,965

U.S. High Yield Bond Fund (continued)

	Shares or
	Principal
	Amount	Value
TERM LOANS (M) (continued)
Information technology - 0.2%
Applied Systems, Inc.
7.500%, 01/24/2022	$380,000	$376,580
Peak 10, Inc.
8.250%, 06/17/2022	475,000	458,375
		834,955
Telecommunication services - 0.4%
LTS Buyer LLC
8.000%, 04/12/2021	666,113	658,341
NTelos, Inc.
5.750%, 11/09/2019	1,078,648	906,065
		1,564,406
Utilities - 2.6%
Texas Competitive Electric Holdings
Company LLC
4.662%, 10/10/2015	16,000,000	9,810,000
TOTAL TERM LOANS (Cost $39,551,790)		$32,478,097

COMMON STOCKS - 0.0%
Consumer discretionary - 0.0%
Tropicana Entertainment LLC (I)	7,500	$7,500
TOTAL COMMON STOCKS (Cost $750,000)		$7,500

PREFERRED SECURITIES - 0.4%
Consumer discretionary - 0.0%
Tropicana Las Vegas Hotel &
Casino, Inc., Class A (I)	1,270	$5,080
Tropicana Las Vegas Resort & Casino LLC (I)	840	3,360
		8,440
Financials - 0.4%
GMAC Capital Trust I (8.125% to 02/15/2016,
then 3 month LIBOR + 5.785%)	58,084	1,511,927
TOTAL PREFERRED SECURITIES (Cost $1,688,917)		$1,520,367

SECURITIES LENDING COLLATERAL - 1.1%
John Hancock
Collateral Trust, 0.0869% (W)(Y)	409,954	4,101,669
TOTAL SECURITIES LENDING
COLLATERAL (Cost $4,101,781)		$4,101,669

SHORT-TERM INVESTMENTS - 1.1%
Money market funds - 1.1%
State Street Institutional Liquid Reserves
Fund, 0.0876% (Y)	4,310,919	4,310,919
TOTAL SHORT-TERM INVESTMENTS (Cost $4,310,919)		$4,310,919
Total Investments (U.S. High Yield Bond Fund)
(Cost $388,673,916) - 101.0%		$387,398,995
Other assets and liabilities, net - (1.0%)		(3,902,188)
TOTAL NET ASSETS - 100.0%		$383,496,807

The accompanying notes are an integral part of the financial statements.	205

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Value Fund

	Shares or
	Principal
	Amount	Value
COMMON STOCKS - 98.3%
Consumer discretionary - 9.9%
Auto components - 5.2%
Dana Holding Corp.	384,617	$8,403,882
Johnson Controls, Inc.	256,333	13,024,275
		21,428,157
Media - 1.5%
Gannett Company, Inc.	175,039	6,196,381
Specialty retail - 1.8%
Advance Auto Parts, Inc.	18,609	2,883,092
Ascena Retail Group, Inc. (I)	351,445	4,709,363
		7,592,455
Textiles, apparel and luxury goods - 1.4%
Fossil Group, Inc. (I)	68,143	5,860,979
		41,077,972
Consumer staples - 2.5%
Food products - 2.5%
ConAgra Foods, Inc.	294,913	10,316,057
Energy - 5.8%
Energy equipment and services - 3.4%
Amec Foster Wheeler PLC	576,087	7,807,590
Amec Foster Wheeler PLC	23,790	319,500
Baker Hughes, Inc.	97,873	6,118,041
		14,245,131
Oil, gas and consumable fuels - 2.4%
Newfield Exploration Company (I)	65,587	2,166,339
The Williams Companies, Inc.	156,543	7,676,869
		9,843,208
		24,088,339
Financials - 27.1%
Banks - 8.2%
BB&T Corp.	247,937	9,434,003
Comerica, Inc.	214,794	9,833,269
Wintrust Financial Corp.	192,220	9,051,640
Zions Bancorporation	208,080	5,563,019
		33,881,931
Capital markets - 6.9%
American Capital, Ltd. (I)	550,201	8,032,935
Northern Trust Corp.	139,705	9,755,600
Stifel Financial Corp. (I)	194,792	10,668,758
		28,457,293
Insurance - 8.7%
ACE, Ltd.	44,517	5,075,383
Arthur J. Gallagher & Company	126,548	5,946,491
FNF Group	303,943	11,160,787
Marsh & McLennan Companies, Inc.	109,592	6,234,689
Willis Group Holdings PLC	152,827	7,292,904
		35,710,254
Real estate management and development - 3.3%
Forest City Enterprises, Inc., Class A (I)	545,342	13,769,886
		111,819,364
Health care - 11.8%
Health care equipment and supplies - 1.9%
CareFusion Corp. (I)	131,486	7,899,679
Health care providers and services - 7.9%
Brookdale Senior Living, Inc. (I)	240,351	9,015,566

Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Health care providers and services (continued)
HealthSouth Corp.	267,562	$11,628,245
Universal Health Services, Inc., Class B	105,403	11,947,430
		32,591,241
Life sciences tools and services - 2.0%
PerkinElmer, Inc.	175,540	8,250,380
		48,741,300
Industrials - 18.5%
Aerospace and defense - 2.5%
Textron, Inc.	237,084	10,505,192
Air freight and logistics - 1.4%
UTi Worldwide, Inc. (I)	452,830	5,923,016
Building products - 4.8%
Masco Corp.	329,327	8,625,074
Owens Corning	278,545	11,047,095
		19,672,169
Commercial services and supplies - 2.0%
Clean Harbors, Inc. (I)	145,982	8,129,738
Electrical equipment - 2.1%
The Babcock & Wilcox Company	272,430	8,456,227
Machinery - 5.1%
Ingersoll-Rand PLC	157,527	10,584,239
Pentair PLC	133,746	8,890,097
Snap-on, Inc.	12,118	1,784,133
		21,258,469
Road and rail - 0.6%
Swift Transportation Company (I)	93,797	2,652,579
		76,597,390
Information technology - 12.6%
Communications equipment - 2.4%
Ciena Corp. (I)	480,495	10,051,955
IT services - 2.4%
Teradata Corp. (I)	227,251	10,117,215
Software - 5.1%
Cadence Design Systems, Inc. (I)	448,957	8,240,606
Citrix Systems, Inc. (I)	198,992	12,670,816
		20,911,422
Technology hardware, storage and peripherals - 2.7%
Diebold, Inc.	83,774	2,990,732
NetApp, Inc.	209,604	8,101,195
		11,091,927
		52,172,519
Materials - 4.6%
Chemicals - 4.3%
Eastman Chemical Company	119,375	8,888,663
W.R. Grace & Company (I)	88,664	8,791,036
		17,679,699
Construction materials - 0.3%
Eagle Materials, Inc.	14,027	1,101,120
		18,780,819
Telecommunication services - 2.6%
Diversified telecommunication services - 2.6%
Level 3 Communications, Inc. (I)	197,976	10,662,987

The accompanying notes are an integral part of the financial statements.	206

John Hancock Funds II

PORTFOLIO OF INVESTMENTS — February 28, 2015 (unaudited) (showing percentage of total net assets)

Value Fund (continued)

	Shares or
	Principal
	Amount	Value
COMMON STOCKS (continued)
Utilities - 2.9%
Electric utilities - 2.1%
Edison International	135,975	$8,736,394
Multi-utilities - 0.8%
CenterPoint Energy, Inc.	158,448	3,294,134
		12,030,528
TOTAL COMMON STOCKS (Cost $318,138,894)		$406,287,275

SHORT-TERM INVESTMENTS - 1.7%
Money market funds - 1.7%
State Street Institutional Liquid Reserves
Fund, 0.0876% (Y)	6,830,001	6,830,001
TOTAL SHORT-TERM INVESTMENTS (Cost $6,830,001)		$6,830,001
Total Investments (Value Fund) (Cost $324,968,895) - 100.0%		$413,117,276
Other assets and liabilities, net - 0.0%		109,377
TOTAL NET ASSETS - 100.0%		$413,226,653
Percentages are based upon net assets.

Footnotes

Key to Currency Abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
CRC	Costa Rican Colon
DKK	Danish Krone
DOP	Dominican Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekels
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Key to Security Abbreviations and Legend

ADR	American Depositary Receipts
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
GDR	Global Depositary Receipts
GO	General Obligation
IO	Interest-Only Security (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
SELIC	Sistema Especial de Liquidacao e Custodia (Special Clearance and Escrow System)
TBA	To Be Announced. A forward mortgage-backed securities trade issued by a U.S. Government Agency, to be delivered at an agreed-upon future settlement date.
TBD	To Be Determined
(A)	The subadvisor is an affiliate of the advisor.
(C)	Security purchased on a when-issued or delayed delivery basis.
(D)	All or a portion of this security is segregated at the custodian as collateral pursuant to certain derivative instrument contracts.
(G)	The portfolio’s subadvisor is shown parenthetically.
(H)	Non-income producing — Issuer and/or security is in default.
(I)	Non-income producing security.
(L)	A portion of the security is on loan as of February 28, 2015.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(N)	Strike price and/or expiration date not available.
(P)	Variable rate obligation. Securities reset coupon rates periodically. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. For more information on this security refer to Note 10 of the Notes to Financial Statements.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of February 28, 2015.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
(1)	Manulife Asset Management (US) LLC is doing business as John Hancock Asset Management.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

The accompanying notes are an integral part of the financial statements.	207

John Hancock Funds II

Portfolio of investments — February 28, 2015 (unaudited)

Certain funds had the following country concentration as a percentage of net assets on 2-28-15:

Alpha Opportunities Fund
United States	79.1%
United Kingdom	3.3%
Canada	2.5%
Japan	2.5%
Switzerland	2.2%
Ireland	2.0%
China	1.7%
Netherlands	1.1%
France	0.9%
Belgium	0.6%
Other countries	4.1%
Total	100.0%
Real Return Bond Fund
United States	81.9%
Spain	3.1%
Italy	2.9%
United Kingdom	2.8%
Mexico	2.2%
Germany	2.0%
France	1.0%
Brazil	0.9%
New Zealand	0.7%
Australia	0.6%
Other countries	1.9%
Total	100.0%
Strategic Equity Allocation Fund
United States	70.8%
Japan	7.0%
United Kingdom	3.2%
Switzerland	2.3%
Germany	2.0%
France	1.8%
Canada	1.6%
Hong Kong	1.3%
Australia	1.3%
China	1.0%
Other countries	7.7%
Total	100.0%

208

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2015 (unaudited)

Assets	Active Bond Fund	All Cap Core Fund	Alpha Opportunities Fund	Asia Pacific Total Return Bond Fund
Investments in unaffiliated issuers, at value	$1,897,254,952	$802,469,588	$1,833,280,545	$423,381,900
Investments in affiliated issuers, at value	5,049,452	25,255,201	65,969,599	—
Repurchase agreements, at value	15,456,000	—	41,300,000	—
Total investments, at value	1,917,760,404	827,724,789	1,940,550,144	423,381,900
Cash	508,995	—	132,226	136,780
Foreign currency, at value	17,083	—	20	7,823,828
Cash held at broker for futures contracts	—	759,052	—	3,153,893
Receivable for investments sold	17,309,199	4,730,942	14,149,973	—
Receivable for forward foreign currency exchange contracts	—	—	—	70,784
Receivable for fund shares sold	1,041,464	—	—	—
Dividends and interest receivable	15,365,827	1,151,791	2,876,269	5,601,088
Receivable for securities lending income	1,512	45,602	102,802	—
Receivable for futures variation margin	—	119,683	—	—
Other assets	4,769	2,030	4,611	1,101
Total assets	1,952,009,253	834,533,889	1,957,816,045	440,169,374

Liabilities
Due to custodian	—	6,821,164	—	—
Foreign capital gains tax payable	—	—	67,284	—
Payable for investments purchased	20,599,329	—	13,127,183	1,371,411
Payable for delayed delivery securities purchased	80,341,992	—	—	—
Payable for forward foreign currency exchange contracts	—	—	—	29,968
Payable for fund shares repurchased	1,309,957	14,000,000	3,991,069	—
Payable upon return of securities loaned	5,049,833	25,260,605	66,003,189	—
Payable to affiliates
Accounting and legal services fees	33,613	14,419	33,726	7,980
Trustees’ fees	721	239	648	185
Other liabilities and accrued expenses	146,997	65,394	147,317	1,257,178
Total liabilities	107,482,442	46,161,821	83,370,416	2,666,722
Net assets	$1,844,526,811	$788,372,068	$1,874,445,629	$437,502,652

Net assets consist of
Paid-in capital	$1,772,994,671	$650,998,304	$1,598,558,793	$467,944,331
Undistributed net investment income (loss)	8,165,450	2,424,719	2,087,504	(292,264)
Accumulated undistributed net realized gain (loss) on investments	1,341,409	34,407,149	54,992,215	(8,643,018)
Net unrealized appreciation (depreciation) on investments	62,025,281	100,541,896	218,807,117	(21,506,397)
Net assets	$1,844,526,811	$788,372,068	$1,874,445,629	$437,502,652
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,850,661,937	$702,046,990	$1,655,695,011	$444,736,831
Investments in affiliated issuers, at cost	$5,049,562	$25,255,586	$65,970,834	—
Foreign currency, at cost	$34,560	—	$20	$7,877,231
Securities loaned, unaffiliated issuers, at value	$4,886,383	$24,654,644	$62,585,994	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$181,393,621	—	—	—
Shares outstanding	17,488,445	—	—	—
Net asset value, offering price and redemption price per share	$10.37	—	—	—

Class NAV
Net assets	$1,663,133,190	$788,372,068	$1,874,445,629	$437,502,652
Shares outstanding	160,480,870	56,453,462	149,261,911	47,233,212
Net asset value, offering price and redemption price per share	$10.36	$13.96	$12.56	$9.26

209

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2015 (unaudited)

Assets	Blue Chip Growth Fund	Capital Appreciation Fund	Capital Appreciation Value Fund	Core Bond Fund
Investments in unaffiliated issuers, at value	$2,766,779,079	$2,368,268,542	$2,210,767,936	$833,167,551
Investments in affiliated issuers, at value	18,838,727	38,379,643	44,926	160,593
Total investments, at value	2,785,617,806	2,406,648,185	2,210,812,862	833,328,144
Cash	—	15,641,209	—	—
Foreign currency, at value	—	—	204,590	—
Receivable for investments sold	12,535,703	9,140,206	31,588,530	37,692,807
Receivable for delayed delivery securities sold	—	—	—	137,630,222
Receivable for fund shares sold	—	86,343	7,869,502	378,336
Dividends and interest receivable	1,683,841	1,209,102	6,958,556	2,989,630
Receivable for securities lending income	3,957	7,218	225	36
Other assets	6,621	5,739	5,442	1,964
Total assets	2,799,847,928	2,432,738,002	2,257,439,707	1,012,021,139

Liabilities
Payable for investments purchased	10,374,067	10,195,098	55,601,860	30,602,155
Payable for delayed delivery securities purchased	—	—	—	244,033,453
Payable for fund shares repurchased	6,882,928	6,468,959	—	415,390
Payable upon return of securities loaned	18,858,855	38,410,166	45,100	160,628
Written options, at value	—	—	8,827,682	—
Payable to affiliates
Accounting and legal services fees	49,271	42,508	39,038	13,284
Trustees’ fees	1,029	881	678	129
Other liabilities and accrued expenses	167,194	153,677	164,658	76,597
Total liabilities	36,333,344	55,271,289	64,679,016	275,301,636
Net assets	$2,763,514,584	$2,377,466,713	$2,192,760,691	$736,719,503

Net assets consist of
Paid-in capital	$1,259,246,719	$1,181,043,153	$1,831,822,232	$725,155,327
Undistributed net investment income (loss)	(394,552)	1,172,522	2,896,878	1,038,936
Accumulated undistributed net realized gain (loss) on investments	91,941,268	63,180,165	82,472,948	1,121,244
Net unrealized appreciation (depreciation) on investments	1,412,721,149	1,132,070,873	275,568,633	9,403,996
Net assets	$2,763,514,584	$2,377,466,713	$2,192,760,691	$736,719,503
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,354,057,324	$1,236,197,072	$1,930,266,888	$823,763,550
Investments in affiliated issuers, at cost	$18,839,129	$38,380,240	$44,928	$160,598
Foreign currency, at cost	—	—	$209,057	—
Premiums received on written options	—	—	$3,910,117	—
Securities loaned, unaffiliated issuers, at value	$18,478,192	$37,640,225	$44,200	$154,432

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$959,469,454	$605,537,700	—	$135,579,644
Shares outstanding	27,195,287	32,968,923	—	10,264,503
Net asset value, offering price and redemption price per share	$35.28	$18.37	—	$13.21

Class NAV
Net assets	$1,804,045,130	$1,771,929,013	$2,192,760,691	$601,139,859
Shares outstanding	51,130,815	96,332,392	183,590,654	45,575,919
Net asset value, offering price and redemption price per share	$35.28	$18.39	$11.94	$13.19

210

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2015 (unaudited)

Assets	Equity-Income Fund	Fundamental Global Franchise Fund	Global Bond Fund	Global Real Estate Fund
Investments in unaffiliated issuers, at value	$2,181,008,209	$448,558,068	$576,221,209	$314,649,718
Investments in affiliated issuers, at value	7,238,631	—	—	1,188,788
Repurchase agreements, at value	—	22,872,000	19,600,000	—
Total investments, at value	2,188,246,840	471,430,068	595,821,209	315,838,506
Cash	—	1,839,488	—	—
Foreign currency, at value	—	52,345	6,410,027	733,988
Cash held at broker for futures contracts	—	—	187,000	—
Receivable for investments sold	337,445	—	1,145,292	3,086,224
Receivable for delayed delivery securities sold	—	—	124,921,422	—
Receivable for forward foreign currency exchange contracts	—	—	4,435,554	—
Receivable for fund shares sold	—	2,769,213	—	—
Dividends and interest receivable	6,916,698	952,512	4,854,505	250,269
Receivable for securities lending income	138,437	—	—	1,800
Swap contracts, at value	—	—	1,875,179	—
Receivable for exchange cleared swaps	—	—	756,144	—
Receivable for futures variation margin	—	—	1,183,818	—
Other assets	5,540	1,129	164,477	832
Total assets	2,195,644,960	477,044,755	741,754,627	319,911,619

Liabilities
Due to custodian	—	—	5,142,858	438,603
Payable for collateral held by fund	—	—	2,170,000	—
Payable for investments purchased	25,011,247	—	3,939,451	3,031,992
Payable for delayed delivery securities purchased	—	—	26,063,748	—
Payable for forward foreign currency exchange contracts	—	—	2,986,140	—
Payable for sale-buybacks	—	—	14,869,772	—
Reverse repurchase agreement payable	—	—	1,503,750	—
Payable for fund shares repurchased	1,589,193	—	562,127	46,815
Payable upon return of securities loaned	7,229,755	—	—	1,189,000
Written options, at value	—	—	464,738	—
Payable for sale commitments outstanding, at value	—	—	99,127,333	—
Swap contracts, at value	—	—	3,080,331	—
Payable to affiliates
Accounting and legal services fees	38,975	8,551	10,706	5,946
Transfer agent fees	—	154	—	—
Trustees’ fees	675	180	264	125
Other liabilities and accrued expenses	138,791	145,435	120,765	118,803
Total liabilities	34,008,636	154,320	160,041,983	4,831,284
Net assets	$2,161,636,324	$476,890,435	$581,712,644	$315,080,335

Net assets consist of
Paid-in capital	$1,650,335,192	$365,070,627	$604,519,789	$406,100,908
Undistributed net investment income (loss)	6,781,907	518,040	4,824,275	(9,136,458)
Accumulated undistributed net realized gain (loss) on investments	7,230,457	8,365,723	(8,342,504)	(153,780,397)
Net unrealized appreciation (depreciation) on investments	497,288,768	102,936,045	(19,288,916)	71,896,282
Net assets	$2,161,636,324	$476,890,435	$581,712,644	$315,080,335
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,683,719,731	$368,467,961	$619,637,544	$242,746,791
Investments in affiliated issuers, at cost	$7,238,710	—	—	$1,188,800
Foreign currency, at cost	—	$52,950	$8,134,443	$738,865
Proceeds received on sale commitments outstanding	—	—	$98,786,407	—
Premiums received on written options	—	—	$1,845,811	—
Net unamortized upfront payment on swaps	—	—	($2,595,159)	—
Securities loaned, unaffiliated issuers, at value	$7,067,865	—	—	$1,114,634

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class A1
Net assets	—	$131,970	—	—
Shares outstanding	—	10,000	—	—
Net asset value and redemption price per share	—	$13.20	—	—

Class I
Net assets	—	$709,555	—	—
Shares outstanding	—	53,640	—	—
Net asset value, offering price and redemption price per share	—	$13.23	—	—

Class 1
Net assets	$355,038,658	—	$61,543,738	—
Shares outstanding	17,418,055	—	5,053,720	—
Net asset value, offering price and redemption price per share	$20.38	—	$12.18	—

Class NAV
Net assets	$1,806,597,666	$476,048,910	$520,168,906	$315,080,335
Shares outstanding	88,706,961	35,977,762	42,767,088	32,348,608
Net asset value, offering price and redemption price per share	$20.37	$13.23	$12.16	$9.74

Maximum Public Offering Price Per Share:
Class A (net asset value per share ÷ 95%)[2]	—	$13.89	—	—

1	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
2	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

211

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2015 (unaudited)

Assets	Health Sciences Fund	High Yield Fund	International Growth Opportunities Fund	International Growth Stock Fund
Investments in unaffiliated issuers, at value	$461,450,014	$673,777,777	$849,759,138	$679,185,998
Investments in affiliated issuers, at value	—	14,845,731	—	—
Total investments, at value	461,450,014	688,623,508	849,759,138	679,185,998
Cash	—	—	3,284,518	—
Foreign currency, at value	—	341,527	28,164	2,107,726
Cash held at broker for futures contracts	—	257,491	—	—
Cash collateral for swap contracts	—	9,496	—	—
Receivable for investments sold	2,912,086	13,644,665	859,941	3,258,748
Receivable for forward foreign currency exchange contracts	—	459,840	—	—
Receivable for fund shares sold	—	—	—	18,086
Dividends and interest receivable	215,199	13,341,320	567,367	1,727,283
Receivable for securities lending income	—	27,018	—	—
Receivable for futures variation margin	—	20,297	—	—
Other assets	840	1,495	1,987	1,585
Total assets	464,578,139	716,726,657	854,501,115	686,299,426

Liabilities
Due to custodian	—	3,688,374	—	—
Payable for investments purchased	6,222,864	9,411,211	—	384,259
Payable for forward foreign currency exchange contracts	—	67,507	—	—
Payable for fund shares repurchased	3,329,805	9,980,081	977,748	—
Payable upon return of securities loaned	—	14,848,425	—	—
Written options, at value	280,540	—	—	—
Payable to affiliates
Accounting and legal services fees	8,248	12,674	15,069	12,127
Trustees’ fees	230	645	319	301
Other liabilities and accrued expenses	60,143	94,752	357,017	277,521
Total liabilities	9,901,830	38,103,669	1,350,153	674,208
Net assets	$454,676,309	$678,622,988	$853,150,962	$685,625,218

Net assets consist of
Paid-in capital	$153,868,432	$975,464,582	$694,305,267	$543,068,030
Undistributed net investment income (loss)	(1,326,281)	6,196,334	(921,169)	(3,501,534)
Accumulated undistributed net realized gain (loss) on investments	125,433,157	(260,110,905)	7,410,581	9,371,911
Net unrealized appreciation (depreciation) on investments	176,701,001	(42,927,023)	152,356,283	136,686,811
Net assets	$454,676,309	$678,622,988	$853,150,962	$685,625,218
Investments in unaffiliated issuers, including repurchase agreements, at cost	$284,571,516	$717,047,641	$697,369,326	$542,439,157
Investments in affiliated issuers, at cost	—	$14,846,130	—	—
Foreign currency, at cost	—	$363,614	$28,086	$2,113,217
Premiums received on written options	$110,530	—	—	—
Securities loaned, unaffiliated issuers, at value	—	$14,225,435	—	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$427,145,061	—	—
Shares outstanding	—	48,168,181	—	—
Net asset value, offering price and redemption price per share	—	$8.87	—	—

Class NAV
Net assets	$454,676,309	$251,477,927	$853,150,962	$685,625,218
Shares outstanding	25,128,951	28,629,403	64,088,780	50,917,722
Net asset value, offering price and redemption price per share	$18.09	$8.78	$13.31	$13.47

212

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2015 (unaudited)

Assets	International Small Cap Fund	International Value Fund	Investment Quality Bond Fund	Lifestyle II Aggressive Portfolio
Investments in unaffiliated issuers, at value	$691,141,472	$1,990,881,130	$663,269,843	$6,801,174
Investments in affiliated issuers, at value	41,253,278	74,117,241	605,140	13,814,289
Repurchase agreements, at value	—	—	38,700,000	—
Total investments, at value	732,394,750	2,064,998,371	702,574,983	20,615,463
Cash	8,775,876	16,111,653	—	63,047
Foreign currency, at value	29	38	—	—
Cash held at broker for futures contracts	—	—	841,611	—
Receivable for investments sold	1,097,811	—	30,755,182	84
Receivable for delayed delivery securities sold	—	—	8,122,531	—
Receivable for forward foreign currency exchange contracts	—	—	282,317	—
Receivable for fund shares sold	4,781	109,294	—	50,619
Dividends and interest receivable	870,750	3,299,803	3,140,842	—
Receivable for securities lending income	25,391	104,976	1,152	—
Swap contracts, at value	—	—	748,840	—
Receivable for futures variation margin	—	—	23,538	—
Receivable for exchange cleared swaps	—	—	18,922	—
Receivable due from advisor	—	—	—	1,613
Other assets	1,597	4,341	1,546	499
Total assets	743,170,985	2,084,628,476	746,511,464	20,731,325

Liabilities
Due to custodian	—	—	6,533	—
Foreign capital gains tax payable	—	27,884	—	—
Payable for investments purchased	2,522,976	18,475,555	53,110,969	80,792
Payable for delayed delivery securities purchased	—	—	112,930,188	—
Payable for forward foreign currency exchange contracts	—	—	392,282	—
Payable for fund shares repurchased	822,069	720,263	348,374	12,746
Payable upon return of securities loaned	41,260,817	74,111,258	605,295	—
Swap contracts, at value	—	—	872,471	—
Payable to affiliates
Accounting and legal services fees	12,125	34,211	10,516	326
Trustees’ fees	297	935	101	—
Other liabilities and accrued expenses	290,696	690,855	86,073	16,369
Total liabilities	44,908,980	94,060,961	168,362,802	110,233
Net assets	$698,262,005	$1,990,567,515	$578,148,662	$20,621,092

Net assets consist of
Paid-in capital	$607,433,554	$2,000,305,656	$568,096,713	$20,018,222
Undistributed net investment income (loss)	(2,454,306)	5,629,352	1,560,627	(10,293)
Accumulated undistributed net realized gain (loss) on investments	(29,819,429)	(101,613,655)	2,189,912	203,633
Net unrealized appreciation (depreciation) on investments	123,102,186	86,246,162	6,301,410	409,530
Net assets	$698,262,005	$1,990,567,515	$578,148,662	$20,621,092
Investments in unaffiliated issuers, including repurchase agreements, at cost	$568,019,943	$1,904,576,221	$694,058,787	$6,537,828
Investments in affiliated issuers, at cost	$41,254,268	$74,117,982	$605,152	$13,668,105
Foreign currency, at cost	$33	$38	—	—
Net unamortized upfront payment on swaps	—	—	$702,742	—
Securities loaned, unaffiliated issuers, at value	$39,517,599	$71,356,220	$593,672	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	—	—	—	$370,754
Shares outstanding	—	—	—	33,865
Net asset value, offering price and redemption price per share	—	—	—	$10.95

Class 1
Net assets	$97,454,181	$231,205,003	$69,384,107	$20,250,338
Shares outstanding	5,217,345	14,638,008	5,539,991	1,849,060
Net asset value, offering price and redemption price per share	$18.68	$15.79	$12.52	$10.95

Class NAV
Net assets	$600,807,824	$1,759,362,512	$508,764,555	—
Shares outstanding	32,175,653	111,697,399	40,679,822	—
Net asset value, offering price and redemption price per share	$18.67	$15.75	$12.51	—

213

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2015 (unaudited)

Assets	Lifestyle II Balanced Portfolio	Lifestyle II Conservative Portfolio	Lifestyle II Growth Portfolio	Lifestyle II Moderate Portfolio
Investments in unaffiliated funds, at value	$33,802,115	$9,398,627	$19,115,750	$12,965,002
Investments in affiliated issuers, at value	24,037,961	1,610,573	23,291,148	4,915,017
Total investments, at value	57,840,076	11,009,200	42,406,898	17,880,019
Cash	304,976	100,936	159,968	195,561
Receivable for investments sold	—	15,974	84	—
Receivable for fund shares sold	140,231	—	62,542	38,827
Receivable due from advisor	2,447	1,517	1,907	1,770
Other assets	592	471	560	497
Total assets	58,288,322	11,128,098	42,631,959	18,116,674

Liabilities
Payable for investments purchased	393,809	94,732	203,257	204,257
Payable for fund shares repurchased	—	93,798	—	6,074
Payable to affiliates
Accounting and legal services fees	921	177	680	301
Other liabilities and accrued expenses	16,840	15,661	16,352	15,900
Total liabilities	411,570	204,368	220,289	226,532
Net assets	$57,876,752	$10,923,730	$42,411,670	$17,890,142

Net assets consist of
Paid-in capital	$56,205,633	$10,737,210	$41,025,608	$17,562,425
Undistributed net investment income (loss)	29,129	12,996	(4,857)	18,739
Accumulated undistributed net realized gain (loss) on investments	318,768	13,169	277,841	89,185
Net unrealized appreciation (depreciation) on investments	1,323,222	160,355	1,113,078	219,793
Net assets	$57,876,752	$10,923,730	$42,411,670	$17,890,142
Investments in unaffiliated issuers, including repurchase agreements, at cost	$33,086,372	$9,287,398	$18,496,082	$12,794,023
Investments in affiliated issuers, at cost	$23,430,483	$1,561,447	$22,797,738	$4,866,203

Net asset value per share
The portfolios have an unlimited number of shares authorized with par value of $0.01 per share. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class R6
Net assets	$108,470	$105,474	$128,321	$274,153
Shares outstanding	10,080	10,000	11,774	25,796
Net asset value, offering price and redemption price per share	$10.76	$10.55	$10.90	$10.63

Class 1
Net assets	$57,768,282	$10,818,256	$42,283,349	$17,615,989
Shares outstanding	5,368,443	1,025,878	3,881,058	1,657,870
Net asset value, offering price and redemption price per share	$10.76	$10.55	$10.89	$10.63

214

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2015 (unaudited)

Assets	Mid Cap Stock Fund	Mid Value Fund	Real Estate Equity Fund	Real Estate Securities Fund
Investments in unaffiliated issuers, at value	$1,629,766,698	$1,048,891,767	$243,132,147	$656,955,231
Investments in affiliated issuers, at value	106,895,156	7,639,755	—	—
Repurchase agreements, at value	64,600,000	—	—	3,920,000
Total investments, at value	1,801,261,854	1,056,531,522	243,132,147	660,875,231
Cash	219,246	—	—	572
Foreign currency, at value	26	16	—	—
Receivable for investments sold	27,152,450	8,272,732	1,677,403	12,181,284
Dividends and interest receivable	664,970	1,955,922	174,049	149,631
Receivable for securities lending income	379,648	9,050	—	—
Other assets	4,059	2,572	647	1,772
Total assets	1,829,682,253	1,066,771,814	244,984,246	673,208,490

Liabilities
Due to custodian	—	753,884	—	—
Payable for investments purchased	30,614,367	7,975,708	888,232	12,467,014
Payable for fund shares repurchased	10,565,612	33,448	22,336	1,549,703
Payable upon return of securities loaned	106,905,822	7,652,369	—	—
Payable to affiliates
Accounting and legal services fees	30,161	19,003	4,599	12,163
Trustees’ fees	648	413	93	166
Other liabilities and accrued expenses	115,251	85,894	37,692	58,141
Total liabilities	148,231,861	16,520,719	952,952	14,087,187
Net assets	$1,681,450,392	$1,050,251,095	$244,031,294	$659,121,303

Net assets consist of
Paid-in capital	$1,332,497,211	$793,952,380	$116,620,991	$504,767,025
Undistributed net investment income (loss)	(1,406,010)	(174,320)	502,636	1,686,180
Accumulated undistributed net realized gain (loss) on investments	67,373,811	15,938,107	(15,110,425)	34,285,021
Net unrealized appreciation (depreciation) on investments	282,985,380	240,534,928	142,018,092	118,383,077
Net assets	$1,681,450,392	$1,050,251,095	$244,031,294	$659,121,303
Investments in unaffiliated issuers, including repurchase agreements, at cost	$1,411,377,331	$808,356,373	$101,114,055	$542,492,154
Investments in affiliated issuers, at cost	$106,897,489	$7,639,976	—	—
Foreign currency, at cost	$26	$16	—	—
Securities loaned, unaffiliated issuers, at value	$104,654,274	$7,392,792	—	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$365,923,447	—	—	$659,121,303
Shares outstanding	17,458,681	—	—	44,082,024
Net asset value, offering price and redemption price per share	$20.96	—	—	$14.95

Class NAV
Net assets	$1,315,526,945	$1,050,251,095	$244,031,294	—
Shares outstanding	62,374,519	63,768,243	19,623,863	—
Net asset value, offering price and redemption price per share	$21.09	$16.47	$12.44	—

215

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2015 (unaudited)

Assets	Real Return Bond Fund	Science & Technology Fund	Short Term Government Income Fund	Small Cap Growth Fund
Investments in unaffiliated issuers, at value	$665,776,263	$1,024,231,217	$231,516,246	$234,725,123
Investments in affiliated issuers, at value	—	23,703,445	—	24,080,412
Repurchase agreements, at value	—	1,193,000	3,263,000	7,300,000
Total investments, at value	665,776,263	1,049,127,662	234,779,246	266,105,535
Cash	1,538,454	—	47,258	282,123
Foreign currency, at value	1,129,676	1,655,395	—	—
Cash held at broker for futures contracts	66,000	—	59,400	—
Receivable for investments sold	5,320,745	13,023,700	—	1,395,761
Receivable for delayed delivery securities sold	1,187,241	—	—	—
Receivable for forward foreign currency exchange contracts	1,629,616	—	—	—
Receivable for fund shares sold	109,630	—	—	—
Dividends and interest receivable	1,699,879	695,451	1,304,108	64,113
Receivable for securities lending income	—	18,427	—	67,457
Swap contracts, at value	829,817	—	—	—
Receivable for exchange cleared swaps	3,902,139	—	—	—
Other assets	1,363	2,423	613	583
Total assets	683,190,823	1,064,523,058	236,190,625	267,915,572

Liabilities
Payable for collateral held by fund	1,196,000	—	—	—
Payable for investments purchased	1,260,881	15,800,562	—	2,209,761
Payable for forward foreign currency exchange contracts	840,416	—	—	—
Payable for sale-buybacks transactions	103,286,363	—	—	—
Reverse repurchase agreement payable	27,232,000	—	—	—
Payable for fund shares repurchased	574,781	7,868,533	298,928	1,965,812
Payable upon return of securities loaned	—	23,710,825	—	24,084,251
Written options, at value	965,065	—	—	—
Swap contracts, at value	4,578,314	—	—	—
Payable for futures variation margin	134,971	—	5,500	—
Payable to affiliates
Accounting and legal services fees	9,911	18,226	4,331	4,301
Trustees’ fees	243	401	—	—
Other liabilities and accrued expenses	88,526	83,661	50,753	37,752
Total liabilities	140,167,471	47,482,208	359,512	28,301,877
Net assets	$543,023,352	$1,017,040,850	$235,831,113	$239,613,695

Net assets consist of
Paid-in capital	$576,107,307	$791,468,756	$243,033,858	$176,899,355
Undistributed net investment income (loss)	(11,166,076)	(1,438,643)	(576,634)	(539,031)
Accumulated undistributed net realized gain (loss) on investments	(5,524,647)	68,968,240	(7,336,178)	12,734,331
Net unrealized appreciation (depreciation) on investments	(16,393,232)	158,042,497	710,067	50,519,040
Net assets	$543,023,352	$1,017,040,850	$235,831,113	$239,613,695
Investments in unaffiliated issuers, including repurchase agreements, at cost	$678,643,878	$867,402,969	$234,077,756	$191,505,444
Investments in affiliated issuers, at cost	—	$23,703,882	—	$24,080,922
Foreign currency, at cost	$1,142,607	$1,633,190	—	—
Premiums received on written options	$1,228,768	—	—	—
Net unamortized upfront payment on swaps	($560,560)	—	—	—
Securities loaned, unaffiliated issuers, at value	—	$23,120,130	—	$23,574,225

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$95,484,105	—	—	—
Shares outstanding	8,290,813	—	—	—
Net asset value, offering price and redemption price per share	$11.52	—	—	—

Class NAV
Net assets	$447,539,247	$1,017,040,850	$235,831,113	$239,613,695
Shares outstanding	39,345,750	76,142,648	24,248,899	22,606,578
Net asset value, offering price and redemption price per share	$11.37	$13.36	$9.73	$10.60

216

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2015 (unaudited)

Assets	Small Cap Opportunities Fund	Small Company Growth Fund	Small Company Value Fund	Spectrum Income Fund
Investments in unaffiliated issuers, at value	$238,057,004	$204,315,549	$353,847,785	$922,877,161
Investments in affiliated issuers, at value	4,233,402	4,813,465	11,119,033	427,756
Repurchase agreements, at value	—	—	—	2,174,164
Total investments, at value	242,290,406	209,129,014	364,966,818	925,479,081
Cash	27,012	—	542,500	629,630
Foreign currency, at value	—	—	—	294,779
Cash collateral for swap contracts	—	—	—	35,000
Receivable for investments sold	645,826	—	483,337	2,720,659
Receivable for delayed delivery securities sold	—	—	—	10,455,781
Receivable for forward foreign currency exchange contracts	—	—	—	1,243,914
Receivable for fund shares sold	—	—	—	11,070,571
Dividends and interest receivable	148,669	88,102	226,722	7,861,349
Receivable for securities lending income	10,141	16,596	16,401	7,992
Swap contracts, at value	—	—	—	4,448
Other assets	576	493	836	2,181
Total assets	243,122,630	209,234,205	366,236,614	959,805,385

Liabilities
Payable for investments purchased	283,729	535,700	542,451	9,773,564
Payable for delayed delivery securities purchased	—	—	—	22,551,409
Payable for forward foreign currency exchange contracts	—	—	—	410,288
Payable for fund shares repurchased	361,363	184,560	744,902	—
Payable upon return of securities loaned	4,238,070	4,816,162	11,116,885	428,400
Payable for sale commitments outstanding, at value	—	—	—	2,146,414
Swap contracts, at value	—	—	—	2,547
Payable for futures variation margin	—	—	—	5,487
Payable to affiliates
Accounting and legal services fees	4,254	3,663	6,411	16,443
Trustees’ fees	—	—	173	522
Other liabilities and accrued expenses	37,654	34,678	586,001	121,981
Total liabilities	4,925,070	5,574,763	12,996,823	35,457,055
Net assets	$238,197,560	$203,659,442	$353,239,791	$924,348,330

Net assets consist of
Paid-in capital	$184,440,182	$131,957,527	$200,677,857	$896,214,504
Undistributed net investment income (loss)	(44,571)	(291,307)	206,521	1,231,782
Accumulated undistributed net realized gain (loss) on investments	8,201,950	4,453,817	12,088,101	(3,848,265)
Net unrealized appreciation (depreciation) on investments	45,599,999	67,539,405	140,267,312	30,750,309
Net assets	$238,197,560	$203,659,442	$353,239,791	$924,348,330
Investments in unaffiliated issuers, including repurchase agreements, at cost	$192,456,919	$136,776,069	$213,580,293	$894,753,766
Investments in affiliated issuers, at cost	$4,233,484	$4,813,540	$11,119,213	$427,761
Foreign currency, at cost	—	—	—	$293,489
Proceeds received on sale commitments outstanding	—	—	—	$2,110,056
Net unamortized upfront payment on swaps	—	—	—	($2,252)
Securities loaned, unaffiliated issuers, at value	$4,110,490	$4,705,145	$10,547,625	$418,320

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	$68,832,658	—	$98,440,906	—
Shares outstanding	2,554,166	—	2,862,196	—
Net asset value, offering price and redemption price per share	$26.95	—	$34.39	—

Class NAV
Net assets	$169,364,902	$203,659,442	$254,798,885	$924,348,330
Shares outstanding	6,320,341	9,962,816	7,414,366	86,478,772
Net asset value, offering price and redemption price per share	$26.80	$20.44	$34.37	$10.69

217

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of assets and liabilities — February 28, 2015 (unaudited)

Assets	Strategic Equity Allocation Fund	Total Return Fund	U.S. High Yield Bond Fund	Value Fund
Investments in unaffiliated issuers, at value	$6,011,276,095	$2,509,459,578	$383,297,326	$413,117,276
Investments in affiliated issuers, at value	70,446,436	—	4,101,669	—
Repurchase agreements, at value	148,814,000	5,302,000	—	—
Total investments, at value	6,230,536,531	2,514,761,578	387,398,995	413,117,276
Cash	—	—	—	—
Foreign currency, at value	5,648,495	3,179,556	—	263,805
Cash held at broker for futures contracts	13,799,933	738,087	—	—
Receivable for investments sold	954,592	11,552,169	2,657,406	1,159,615
Receivable for delayed delivery securities sold	—	294,564,414	—	—
Receivable for forward foreign currency exchange contracts	327,335	46,963,045	—	—
Receivable for fund shares sold	—	196,074	—	—
Dividends and interest receivable	11,313,341	12,998,233	6,774,579	243,201
Receivable for securities lending income	108,591	—	4,132	—
Swap contracts, at value	—	1,681,424	—	—
Receivable for futures variation margin	—	202,983	—	—
Receivable for exchange cleared swaps	—	8,274,148	—	—
Other assets	14,699	4,995	823	991
Total assets	6,262,703,517	2,895,116,706	396,835,935	414,784,888

Liabilities
Due to custodian	721,464	1,562,746	544,741	—
Payable for collateral held by the fund	—	32,096,000	—	—
Payable for investments purchased	421,721	—	2,667,125	846,929
Payable for delayed delivery securities purchased	—	759,067,055	—	—
Payable for forward foreign currency exchange contracts	—	12,360,446	—	—
Payable for sale-buy backs	—	17,662,579	—	—
Payable for fund shares repurchased	1,465,874	4,254,239	5,958,656	657,730
Payable upon return of securities loaned	70,482,544	—	4,102,838	—
Swap contracts, at value	—	5,958,937	—	—
Written options, at value	—	3,270,113	—	—
Payable for futures variation margin	457,216	—	—	—
Payable to affiliates
Accounting and legal services fees	109,028	37,648	7,115	7,396
Trustees’ fees	1,980	1,447	384	152
Other liabilities and accrued expenses	476,703	289,504	58,269	46,028
Total liabilities	74,136,530	836,560,714	13,339,128	1,558,235
Net assets	$6,188,566,987	$2,058,555,992	$383,496,807	$413,226,653

Net assets consist of
Paid-in capital	$4,761,322,027	$2,037,291,325	$382,160,817	$311,869,877
Undistributed net investment income (loss)	8,779,907	(26,882,905)	3,150,407	(224,754)
Accumulated undistributed net realized gain (loss) on investments	33,163,135	24,567,913	(539,496)	13,430,809
Net unrealized appreciation (depreciation) on investments	1,385,301,918	23,579,659	(1,274,921)	88,150,721
Net assets	$6,188,566,987	$2,058,555,992	$383,496,807	$413,226,653
Investments in unaffiliated issuers, including repurchase agreements, at cost	$4,782,524,822	$2,503,829,693	$384,572,135	$324,968,895
Investments in affiliated issuers, at cost	$70,447,709	—	$4,101,781	—
Foreign currency, at cost	$5,658,873	$3,169,854	—	$261,465
Premiums received on written options	—	$4,060,264	—	—
Net unamortized upfront payment on swaps	—	($2,791,646)	—	—
Securities loaned, unaffiliated issuers, at value	$67,608,095	—	$4,064,995	—

Net asset value per share
The funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets of each class of shares by the number of outstanding shares in the class.

Class 1
Net assets	—	$285,153,892	$91,232,199	—
Shares outstanding	—	20,425,920	7,742,574	—
Net asset value, offering price and redemption price per share	—	$13.96	$11.78	—

Class NAV
Net assets	$6,188,566,987	$1,773,402,100	$292,264,608	$413,226,653
Shares outstanding	448,811,579	127,450,175	24,824,173	33,366,911
Net asset value, offering price and redemption price per share	$13.79	$13.91	$11.77	$12.38

218

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2015 (unaudited)

Investment income	Active Bond Fund	All Cap Core Fund	Alpha Opportunities Fund	Asia Pacific Total Return Bond Fund
Dividends	$407,035	$7,542,435	$13,048,971	—
Interest	36,073,108	7,477	16,410	$8,624,027
Securities lending	11,833	217,863	539,487	—
Less foreign taxes withheld	—	(420)	(216,849)	(270,401)
Total investment income	36,491,976	7,767,355	13,388,019	8,353,626

Expenses
Investment management fees	5,294,857	2,929,009	8,874,712	1,550,322
Class 1 distribution and service fees	34,596	—	—	—
Accounting and legal services fees	100,340	42,741	103,448	24,639
Professional fees	40,239	22,996	34,060	40,559
Custodian fees	113,436	41,256	129,153	213,446
Trustees’ fees	12,132	5,456	13,278	3,167
Registration and filing fees	8,915	5,407	8,522	4,513
Expense recapture	—	—	—	5,252
Other	15,879	5,911	11,665	3,837
Total expenses before reductions	5,620,394	3,052,776	9,174,838	1,845,735
Less expense reductions	(65,751)	(28,211)	(343,727)	(16,133)
Net expenses	5,554,643	3,024,565	8,831,111	1,829,602
Net investment income (loss)	30,937,333	4,742,790	4,556,908	6,524,024

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	8,895,609	35,412,693	85,168,931 [1]	464,717
Investments in affiliated issuers	(517)	(4,740)	(12,868)	—
Futures contracts	—	816,048	—	(1,861,771)
Written options	—	—	14,079	—
	8,895,092	36,224,001	85,170,142	(1,397,054)

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(7,918,347)	13,971,877	(1,142,474)[2]	(10,764,959)
Investments in affiliated issuers	(402)	(921)	(1,185)	—
Futures contracts	—	(136,282)	—	118,915
	(7,918,749)	13,834,674	(1,143,659)	(10,646,044)
Net realized and unrealized gain (loss)	976,343	50,058,675	84,026,483	(12,043,098)
Increase (decrease) in net assets from operations	$31,913,676	$54,801,465	$88,583,391	($5,519,074)

1	Net of foreign taxes of $65,776.
2	Net of $50,165 increase in accrued foreign withholding taxes.

219

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2015 (unaudited)

Investment income	Blue Chip Growth Fund	Capital Appreciation Fund	Capital Appreciation Value Fund	Core Bond Fund
Dividends	$10,089,543	$9,640,097	$10,028,882	—
Interest	2,469	—	12,389,033	$6,609,626
Securities lending	33,522	44,143	8,850	273
Less foreign taxes withheld	(8,787)	(71,892)	(35,982)	—
Total investment income	10,116,747	9,612,348	22,390,783	6,609,899

Expenses
Investment management fees	10,416,807	8,047,286	8,374,702	1,908,981
Class 1 distribution and service fees	221,051	143,713	—	27,367
Accounting and legal services fees	150,511	129,818	116,878	36,567
Professional fees	34,601	32,821	35,648	35,615
Custodian fees	149,150	130,990	132,580	35,084
Trustees’ fees	19,385	16,807	14,351	3,887
Registration and filing fees	7,738	5,773	14,173	10,943
Other	16,104	18,326	12,642	5,442
Total expenses before reductions	11,015,347	8,525,534	8,700,974	2,063,886
Less expense reductions	(504,048)	(85,708)	(418,502)	(23,964)
Net expenses	10,511,299	8,439,826	8,282,472	2,039,922
Net investment income (loss)	(394,552)	1,172,522	14,108,311	4,569,977

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	141,967,252	85,742,089	135,658,565	6,947,719
Investments in affiliated issuers	(5,261)	(3,391)	(135)	(46)
Written options	—	—	2,042,809	—
	141,961,991	85,738,698	137,701,239	6,947,673

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	90,853,828	103,658,010	(9,848,014)	2,373,949
Investments in affiliated issuers	(920)	(2,360)	(2)	(3)
Written options	—	—	(5,169,085)	—
	90,852,908	103,655,650	(15,017,101)	2,373,946
Net realized and unrealized gain (loss)	232,814,899	189,394,348	122,684,138	9,321,619
Increase (decrease) in net assets from operations	$232,420,347	$190,566,870	$136,792,449	$13,891,596

220

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2015 (unaudited)

Investment income	Equity-Income Fund	Fundamental Global Franchise Fund	Global Bond Fund	Global Real Estate Fund
Dividends	$26,408,356	$2,922,291	$3,062	$4,831,376
Interest	48,996	6	7,462,786	308
Securities lending	562,850	—	—	10,300
Less foreign taxes withheld	(187,181)	(61,783)	(25)	(145,057)
Total investment income	26,833,021	2,860,514	7,465,823	4,696,927

Expenses
Investment management fees	8,184,234	1,809,721	2,035,763	1,470,292
Class A distribution and service fees	—	191	—	—
Class 1 distribution and service fees	89,374	—	16,010	—
Transfer agent fees	—	467	—	—
Accounting and legal services fees	117,087	26,048	33,001	18,518
Professional fees	30,912	27,878	44,801	30,845
Printing and postage	—	69	—	—
Custodian fees	117,175	122,938	81,837	97,562
Trustees’ fees	14,699	3,203	4,336	2,478
Registration and filing fees	8,659	5,884	3,710	3,393
Interest expense	—	—	44,555	—
Other	19,040	4,938	7,187	6,574
Total expenses before reductions	8,581,180	2,001,337	2,271,200	1,629,662
Less expense reductions	(396,232)	(16,821)	(21,616)	(12,143)
Net expenses	8,184,948	1,984,516	2,249,584	1,617,519
Net investment income (loss)	18,648,073	875,998	5,216,239	3,079,408

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	40,856,880	12,219,710	9,168,255	21,842,834
Investments in affiliated issuers	(4,688)	—	—	(189)
Futures contracts	—	—	1,433,666	—
Written options	—	—	420,236	—
Swap contracts	—	—	(7,859,557)	—
	40,852,192	12,219,710	3,162,600	21,842,645

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(19,480,307)	12,524,235	(23,820,414)	(4,452,636)
Investments in affiliated issuers	(485)	—	—	(12)
Futures contracts	—	—	590,076	—
Written options	—	—	457,759	—
Swap contracts	—	—	(7,379,764)	—
	(19,480,792)	12,524,235	(30,152,343)	(4,452,648)
Net realized and unrealized gain (loss)	21,371,400	24,743,945	(26,989,743)	17,389,997
Increase (decrease) in net assets from operations	$40,019,473	$25,619,943	($21,773,504)	$20,469,405

221

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2015 (unaudited)

Investment income	Health Sciences Fund	High Yield Fund	International Growth Opportunities Fund	International Growth Stock Fund
Dividends	$1,263,075	$547,218	$3,189,804	$4,715,007
Interest	3,845	27,434,651	3,444	18,706
Securities lending	—	101,414	—	—
Less foreign taxes withheld	(18,810)	—	(225,439)	(308,684)
Total investment income	1,248,110	28,083,283	2,967,809	4,425,029

Expenses
Investment management fees	2,614,376	2,523,233	3,338,583	2,602,073
Class 1 distribution and service fees	—	113,171	—	—
Accounting and legal services fees	30,889	42,484	46,447	37,205
Professional fees	27,776	41,295	37,662	28,224
Custodian fees	34,610	49,349	372,102	293,529
Trustees’ fees	4,297	6,636	5,965	4,858
Registration and filing fees	3,436	2,445	8,319	4,494
Other	5,709	12,057	6,312	6,198
Total expenses before reductions	2,721,093	2,790,670	3,815,390	2,976,581
Less expense reductions	(146,718)	(27,819)	(30,519)	(24,411)
Net expenses	2,574,375	2,762,851	3,784,871	2,952,170
Net investment income (loss)	(1,326,265)	25,320,432	(817,062)	1,472,859

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	156,260,799	(1,726,661)	12,296,901	19,278,273
Investments in affiliated issuers	—	(1,815)	—	—
Futures contracts	—	(475,658)	—	—
Written options	(52,162)	—	—	—
Swap contracts	—	(285,711)	—	—
	156,208,637	(2,489,845)	12,296,901	19,278,273

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(45,485,513)	(57,453,063)	(26,560,831)	(26,312,045)
Investments in affiliated issuers	—	(336)	—	—
Futures contracts	—	138,751	—	—
Written options	270,240	—	—	—
Swap contracts	—	349,385	—	—
	(45,215,273)	(56,965,263)	(26,560,831)	(26,312,045)
Net realized and unrealized gain (loss)	110,993,364	(59,455,108)	(14,263,930)	(7,033,772)
Increase (decrease) in net assets from operations	$109,667,099	($34,134,676)	($15,080,992)	($5,560,913)

222

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2015 (unaudited)

Investment income	International Small Cap Fund	International Value Fund	Investment Quality Bond Fund	Lifestyle II Aggressive Portfolio
Dividends	$4,658,142	$14,897,206	$31,992	$54,124
Interest	8,840	17,260	6,795,775	—
Securities lending	206,295	441,844	19,179	—
Income distributions received from affiliated underlying funds	—	—	—	171,358
Less foreign taxes withheld	(471,623)	(1,252,288)	(4,406)	—
Total investment income	4,401,654	14,104,022	6,842,540	225,482

Expenses
Investment management fees	3,147,726	7,542,091	1,524,461	11,983
Class 1 distribution and service fees	25,165	60,387	15,896	—
Distribution and service fees	—	—	—	3,126
Transfer agent fees	—	—	—	17
Accounting and legal services fees	37,292	106,713	29,849	704
State registration fees	—	—	—	224
Professional fees	27,278	36,976	44,516	15,843
Printing and postage	—	—	—	105
Custodian fees	318,623	761,107	36,651	5,250
Trustees’ fees	4,818	14,432	3,369	39
Registration and filing fees	4,342	7,715	9,030	12,992
Other	6,324	13,603	5,067	1,720
Total expenses before reductions	3,571,568	8,543,024	1,668,839	52,003
Less expense reductions	(24,499)	(70,094)	(19,575)	(31,908)
Net expenses	3,547,069	8,472,930	1,649,264	20,095
Net investment income (loss)	854,585	5,631,092	5,193,276	205,387

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	7,775,884	23,628,440 [2]	6,804,486 [4]	(13,774)
Investments in affiliated issuers	(3,718)	(5,107)	(128)	(9,691)
Capital gain distributions received from affiliated underlying funds	—	—	—	252,667
Futures contracts	—	—	1,534,508	—
Swap contracts	—	—	(844,579)	—
	7,772,166	23,623,333	7,494,287	229,202

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(32,434,518)[1]	(241,112,676)[3]	(2,712,109)	224,024
Investments in affiliated issuers	(2,902)	(4,271)	(15)	68,108
Futures contracts	—	—	(44,954)	—
Swap contracts	—	—	(721,053)	—
	(32,437,420)	(241,116,947)	(3,478,131)	292,132
Net realized and unrealized gain (loss)	(24,665,254)	(217,493,614)	4,016,156	521,334
Increase (decrease) in net assets from operations	($23,810,669)	($211,862,522)	$9,209,432	$726,721

1	Net of $185,358 decrease in accrued foreign withholding taxes.
2	Net of foreign taxes of $87,996.
3	Net of $434,985 decrease in accrued foreign withholding taxes.
4	Net of foreign taxes of $1,858.

223

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2015 (unaudited)

Investment income	Lifestyle II Balanced Portfolio	Lifestyle II Conservative Portfolio	Lifestyle II Growth Portfolio	Lifestyle II Moderate Portfolio
Dividends	$283,220	$89,075	$158,472	$115,384
Income distributions received from affiliated underlying funds	270,785	19,990	272,198	68,890
Total investment income	554,005	109,065	430,670	184,274

Expenses
Investment management fees	48,949	14,664	30,613	19,186
Distribution and service fees	8,073	1,705	6,322	2,580
Transfer agent fees	8	8	9	14
Accounting and legal services fees	1,812	380	1,398	591
State registration fees	224	224	224	224
Professional fees	15,854	15,841	15,850	15,838
Printing and postage	105	105	105	105
Custodian fees	5,250	5,250	5,250	5,250
Trustees’ fees	84	20	77	29
Registration and filing fees	13,976	12,812	13,462	13,062
Other	1,721	1,720	1,721	1,720
Total expenses before reductions	96,056	52,729	75,031	58,599
Less expense reductions	(26,869)	(33,641)	(28,363)	(32,856)
Net expenses	69,187	19,088	46,668	25,743
Net investment income (loss)	484,818	89,977	384,002	158,531

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	(37,994)	(17,971)	(36,094)	(7,343)
Investments in affiliated issuers	(15,784)	(2,426)	(50,634)	(3,775)
Capital gain distributions received from unaffiliated underlying funds	17,098	8,697	5,663	11,241
Capital gain distributions received from affiliated underlying funds	399,272	29,476	401,355	101,711
	362,592	17,776	320,290	101,834

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	667,443	95,351	554,514	158,333
Investments in affiliated issuers	548,654	40,856	374,677	37,460
	1,216,097	136,207	929,191	195,793
Net realized and unrealized gain (loss)	1,578,689	153,983	1,249,481	297,627
Increase (decrease) in net assets from operations	$2,063,507	$243,960	$1,633,483	$456,158

224

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2015 (unaudited)

Investment income	Mid Cap Stock Fund	Mid Value Fund	Real Estate Equity Fund	Real Estate Securities Fund
Dividends	$4,131,457	$9,429,889	$4,349,464	$10,696,223
Interest	12,274	113,106	52,244	—
Securities lending	1,574,777	77,122	—	508
Less foreign taxes withheld	(38,263)	(78,485)	—	—
Total investment income	5,680,245	9,541,632	4,401,708	10,696,731

Expenses
Investment management fees	6,808,346	5,180,229	1,108,613	2,090,891
Class 1 distribution and service fees	87,114	—	—	149,349
Accounting and legal services fees	92,058	58,329	14,348	33,729
Professional fees	28,543	27,308	21,013	22,734
Custodian fees	95,345	58,472	13,977	32,416
Trustees’ fees	11,552	7,382	1,844	4,227
Registration and filing fees	8,247	6,320	3,409	5,935
Other	15,902	8,035	3,737	5,701
Total expenses before reductions	7,147,107	5,346,075	1,166,941	2,344,982
Less expense reductions	(60,852)	(300,170)	(58,794)	(22,231)
Net expenses	7,086,255	5,045,905	1,108,147	2,322,751
Net investment income (loss)	(1,406,010)	4,495,727	3,293,561	8,373,980

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	112,180,763	59,502,322	21,018,684	48,412,750
Investments in affiliated issuers	(6,977)	(3,118)	—	66
	112,173,786	59,499,204	21,018,684	48,412,816

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(2,233,504)	(34,782,032)	5,478,855	5,190,727
Investments in affiliated issuers	(11,099)	(2,646)	—	—
	(2,244,603)	(34,784,678)	5,478,855	5,190,727
Net realized and unrealized gain (loss)	109,929,183	24,714,526	26,497,539	53,603,543
Increase (decrease) in net assets from operations	$108,523,173	$29,210,253	$29,791,100	$61,977,523

225

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2015 (unaudited)

Investment income	Real Return Bond Fund	Science & Technology Fund	Short Term Government Income Fund	Small Cap Growth Fund
Dividends	—	$3,536,780	—	$575,455
Interest	$1,795,839	8,021	$1,358,020	1,763
Securities lending	—	159,581	—	155,284
Inflation-indexed bonds deflationary adjustments	(3,670,628)	—	—	—
Less foreign taxes withheld	(1,240)	(27,712)	—	—
Total investment income	(1,876,029)	3,676,670	1,358,020	732,502

Expenses
Investment management fees	1,882,907	5,048,492	643,974	1,221,161
Class 1 distribution and service fees	24,200	—	—	—
Accounting and legal services fees	30,559	55,945	13,100	13,170
Professional fees	43,339	23,224	33,990	22,842
Custodian fees	42,039	61,657	12,374	12,680
Trustees’ fees	3,947	7,056	1,643	1,616
Registration and filing fees	4,033	6,711	3,669	3,998
Interest expense	88,532	—	—	—
Other	5,984	7,781	3,249	4,792
Total expenses before reductions	2,125,540	5,210,866	711,999	1,280,259
Less expense reductions	(19,994)	(211,895)	(8,578)	(8,726)
Net expenses	2,105,546	4,998,971	703,421	1,271,533
Net investment income (loss)	(3,981,575)	(1,322,301)	654,599	(539,031)

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	14,798,395	95,728,173	29,824	17,562,279
Investments in affiliated issuers	—	(4,426)	—	(2,650)
Futures contracts	(755,763)	—	(276,167)	—
Written options	6,391	—	—	—
Swap contracts	(7,159,723)	—	—	—
	6,889,300	95,723,747	(246,343)	17,559,629

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(11,165,787)	(34,070,312)	565,453	1,894,829
Investments in affiliated issuers	—	(3,238)	—	(1,478)
Futures contracts	348,440	—	59,419	—
Written options	(65,534)	—	—	—
Swap contracts	255,666	—	—	—
	(10,627,215)	(34,073,550)	624,872	1,893,351
Net realized and unrealized gain (loss)	(3,737,915)	61,650,197	378,529	19,452,980
Increase (decrease) in net assets from operations	($7,719,490)	$60,327,896	$1,033,128	$18,913,949

226

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2015 (unaudited)

Investment income	Small Cap Opportunities Fund	Small Company Growth Fund	Small Company Value Fund	Spectrum Income Fund
Dividends	$1,362,537	$656,129	$3,335,817	$1,572,025
Interest	1,484	1,614	2,218	14,658,566
Securities lending	45,070	91,121	66,190	32,596
Less foreign taxes withheld	(2,808)	—	(669)	(43,556)
Total investment income	1,406,283	748,864	3,403,556	16,219,631

Expenses
Investment management fees	1,111,276	997,311	1,834,672	3,312,105
Class 1 distribution and service fees	17,294	—	25,329	—
Accounting and legal services fees	13,031	11,177	20,083	51,285
Professional fees	64,834	19,709	20,814	39,388
Custodian fees	16,809	10,783	18,620	80,552
Trustees’ fees	1,529	1,358	2,831	7,155
Registration and filing fees	6,701	3,716	3,820	3,421
Other	3,875	3,533	4,987	9,832
Total expenses before reductions	1,235,349	1,047,587	1,931,156	3,503,738
Less expense reductions	(93,441)	(7,416)	(108,333)	(150,734)
Net expenses	1,141,908	1,040,171	1,822,823	3,353,004
Net investment income (loss)	264,375	(291,307)	1,580,733	12,866,627

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	25,005,758	10,295,991	34,282,561	8,645,507 [1]
Investments in affiliated issuers	1,434	(1,253)	12,419	(298)
Futures contracts	(68,810)	—	—	(615,310)
Swap contracts	—	—	—	2,597
	24,938,382	10,294,738	34,294,980	8,032,496

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	(18,595,750)	5,533,031	(32,934,464)	(25,149,485)
Investments in affiliated issuers	(2,604)	(643)	(11,705)	1
Futures contracts	—	—	—	(302,757)
Swap contracts	—	—	—	217
	(18,598,354)	5,532,388	(32,946,169)	(25,452,024)
Net realized and unrealized gain (loss)	6,340,028	15,827,126	1,348,811	(17,419,528)
Increase (decrease) in net assets from operations	$6,604,403	$15,535,819	$2,929,544	($4,552,901)

1	Net of India foreign taxes of $543.

227

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of operations — February 28, 2015 (unaudited)

Investment income	Strategic Equity Allocation Fund	Total Return Fund	U.S. High Yield Bond Fund	Value Fund
Dividends	$56,802,030	$967,313	$58,992	$2,406,187
Interest	2,642	25,853,098	12,944,974	4,866
Securities lending	735,991	—	21,737	—
Inflation-indexed bonds deflationary adjustments	—	(3,230,404)	—	—
Less foreign taxes withheld	(1,103,670)	—	—	—
Total investment income	56,436,993	23,590,007	13,025,703	2,411,053

Expenses
Investment management fees	18,510,858	7,250,238	1,496,457	1,392,113
Class 1 distribution and service fees	—	74,224	22,496	—
Accounting and legal services fees	331,879	121,656	23,079	22,751
Professional fees	63,685	56,194	29,348	20,966
Custodian fees	504,422	172,962	23,564	22,434
Trustees’ fees	42,240	16,789	3,533	2,818
Registration and filing fees	11,940	3,744	3,603	3,857
Other	30,020	29,062	6,307	4,348
Total expenses before reductions	19,495,044	7,724,869	1,608,387	1,469,287
Less expense reductions	(4,017,717)	(304,087)	(15,137)	(15,008)
Net expenses	15,477,327	7,420,782	1,593,250	1,454,279
Net investment income (loss)	40,959,666	16,169,225	11,432,453	956,774

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers and foreign currency transactions	71,831,262	15,503,178	2,423,255	20,465,149
Investments in affiliated issuers	(10,918)	—	(779)	—
Futures contracts	720,717	35,046,143	—	—
Written options	—	5,946,404	—	—
Swap contracts	—	(2,038,268)	—	—
	72,541,061	54,457,457	2,422,476	20,465,149

Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers and translation of assets and liabilities in foreign currencies	72,886,503	7,983,924	(10,727,029)	(7,803,095)
Investments in affiliated issuers	(4,969)	—	(83)	—
Futures contracts	2,681,565	(3,915,669)	—	—
Written options	—	(705,278)	—	—
Swap contracts	—	(19,059,386)	—	—
	75,563,099	(15,696,409)	(10,727,112)	(7,803,095)
Net realized and unrealized gain (loss)	148,104,160	38,761,048	(8,304,636)	12,662,054
Increase (decrease) in net assets from operations	$189,063,826	$54,930,273	$3,127,817	$13,618,828

228

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Active Bond Fund		All Cap Core Fund		Alpha Opportunities Fund
Increase (decrease) in net assets	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14
From operations
Net investment income (loss)	$30,937,333	$61,974,105	$4,742,790	$5,669,551	$4,556,908	$8,382,787
Net realized gain (loss)	8,895,092	22,949,335	36,224,001	96,679,015	85,170,142	240,678,930
Change in net unrealized appreciation (depreciation)	(7,918,749)	55,688,126	13,834,674	25,102,792	(1,143,659)	68,806,191
Increase (decrease) in net assets resulting from operations	31,913,676	140,611,566	54,801,465	127,451,358	88,583,391	317,867,908
Distributions to shareholders
From net investment income
Class 1	(2,791,036)	(2,953,576)	—	—	—	—
Class NAV	(35,853,587)	(62,936,757)	(5,174,242)	(7,493,145)	(7,901,121)	(8,264,762)
From net realized gain
Class 1	(621,590)	(374,957)	—	—	—	—
Class NAV	(6,790,666)	(8,448,658)	(53,298,421)	—	(214,870,802)	(191,554,720)
Total distributions	(46,056,879)	(74,713,948)	(58,472,663)	(7,493,145)	(222,771,923)	(199,819,482)
From fund share transactions	145,499,906	(145,121,484)	31,313,162	71,359,453	122,359,354	353,643,546
Total increase (decrease)	131,356,703	(79,223,866)	27,641,964	191,317,666	(11,829,178)	471,691,972
Net assets
Beginning of period	1,713,170,108	1,792,393,974	760,730,104	569,412,438	1,886,274,807	1,414,582,835
End of period	$1,844,526,811	$1,713,170,108	$788,372,068	$760,730,104	$1,874,445,629	$1,886,274,807

Undistributed net investment income (loss)	$8,165,450	$15,872,740	$2,424,719	$2,856,171	$2,087,504	$5,431,717

	Asia Pacific Total Return Bond Fund		Blue Chip Growth Fund		Capital Appreciation Fund
Increase (decrease) in net assets	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14
From operations
Net investment income (loss)	$6,524,024	$12,813,536	($394,552)	($1,315,968)	$1,172,522	$424,196
Net realized gain (loss)	(1,397,054)	(10,931,722)	141,961,991	289,456,331	85,738,698	216,132,417
Change in net unrealized appreciation (depreciation)	(10,646,044)	31,283,167	90,852,908	330,413,584	103,655,650	323,126,018
Increase (decrease) in net assets resulting from operations	(5,519,074)	33,164,981	232,420,347	618,553,947	190,566,870	539,682,631
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	—	(385,060)
Class NAV	(11,460,097)	(14,665,372)	—	—	—	(1,692,886)
From net realized gain
Class 1	—	—	(89,609,449)	(18,717,294)	(43,556,466)	(31,031,106)
Class NAV	—	(910,387)	(178,952,929)	(38,017,618)	(131,725,410)	(83,567,806)
Total distributions	(11,460,097)	(15,575,759)	(268,562,378)	(56,734,912)	(175,281,876)	(116,676,858)
From fund share transactions	11,460,097	21,084,912	57,841,668	(66,974,961)	(6,981,221)	32,621,089
Total increase (decrease)	(5,519,074)	38,674,134	21,699,637	494,844,074	8,303,773	455,626,862
Net assets
Beginning of period	443,021,726	404,347,592	2,741,814,947	2,246,970,873	2,369,162,940	1,913,536,078
End of period	$437,502,652	$443,021,726	$2,763,514,584	$2,741,814,947	$2,377,466,713	$2,369,162,940

Undistributed net investment income (loss)	($292,264)	$4,643,809	($394,552)	—	$1,172,522	—

229

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Capital Appreciation Value Fund		Core Bond Fund		Equity-Income Fund
Increase (decrease) in net assets	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14
From operations
Net investment income (loss)	$14,108,311	$23,380,549	$4,569,977	$8,768,264	$18,648,073	$32,267,796
Net realized gain (loss)	137,701,239	205,500,672	6,947,673	5,421,271	40,852,192	107,568,962
Change in net unrealized appreciation (depreciation)	(15,017,101)	72,998,301	2,373,946	18,355,613	(19,480,792)	171,752,725
Increase (decrease) in net assets resulting from operations	136,792,449	301,879,522	13,891,596	32,545,148	40,019,473	311,589,483
Distributions to shareholders
From net investment income
Class 1	—	—	(1,099,315)	(1,613,591)	(5,777,582)	(8,079,253)
Class NAV	(26,397,373)	(24,213,098)	(5,329,608)	(8,925,816)	(29,431,521)	(31,142,028)
From net realized gain
Class 1	—	—	—	(305,403)	(19,077,578)	(2,357,889)
Class NAV	(223,603,907)	(212,469,220)	—	(1,678,726)	(94,345,432)	(8,905,104)
Total distributions	(250,001,280)	(236,682,318)	(6,428,923)	(12,523,536)	(148,632,113)	(50,484,274)
From fund share transactions	318,700,298	152,330,229	221,544,578	(52,137,487)	132,932,280	310,910,067
Total increase (decrease)	205,491,467	217,527,433	229,007,251	(32,115,875)	24,319,640	572,015,276
Net assets
Beginning of period	1,987,269,224	1,769,741,791	507,712,252	539,828,127	2,137,316,684	1,565,301,408
End of period	$2,192,760,691	$1,987,269,224	$736,719,503	$507,712,252	$2,161,636,324	$2,137,316,684

Undistributed net investment income (loss)	$2,896,878	$15,185,940	$1,038,936	$2,897,882	$6,781,907	$23,342,937

	Fundamental Global Franchise Fund		Global Bond Fund		Global Real Estate Fund
Increase (decrease) in net assets	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14
From operations
Net investment income (loss)	$875,998	$4,418,627	$5,216,239	$11,890,317	$3,079,408	$6,233,338
Net realized gain (loss)	12,219,710	21,527,221	3,162,600	(3,335,129)	21,842,645	26,909,906
Change in net unrealized appreciation (depreciation)	12,524,235	36,630,951	(30,152,343)	30,416,033	(4,452,648)	26,452,851
Increase (decrease) in net assets resulting from operations	25,619,943	62,576,799	(21,773,504)	38,971,221	20,469,405	59,596,095
Distributions to shareholders
From net investment income
Class A	(645)	(764)	—	—	—	—
Class I	(5,793)	(3,497)	—	—	—	—
Class 1	—	—	—	—	—	—
Class NAV	(4,361,694)	(4,032,151)	—	—	(8,099,034)	(12,325,059)
From net realized gain
Class A	(6,509)	(5,920)	—	—	—	—
Class I	(34,732)	(18,135)	—	—	—	—
Class 1	—	—	—	—	—	—
Class NAV	(22,637,963)	(18,704,226)	—	—	—	—
Total distributions	(27,047,336)	(22,764,693)	—	—	(8,099,034)	(12,325,059)
From fund share transactions	22,988,750	6,867,939	(4,910,031)	(15,134,549)	(36,202,713)	(2,366,610)
Total increase (decrease)	21,561,357	46,680,045	(26,683,535)	23,836,672	(23,832,342)	44,904,426
Net assets
Beginning of period	455,329,078	408,649,033	608,396,179	584,559,507	338,912,677	294,008,251
End of period	$476,890,435	$455,329,078	$581,712,644	$608,396,179	$315,080,335	$338,912,677

Undistributed net investment income (loss)	$518,040	$4,010,174	$4,824,275	($391,964)	($9,136,458)	($4,116,832)

230

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Health Sciences Fund		High Yield Fund		International Growth Opportunities Fund
Increase (decrease) in net assets	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14
From operations
Net investment income (loss)	($1,326,265)	($2,617,667)	$25,320,432	$71,520,546	($817,062)	$7,579,372
Net realized gain (loss)	156,208,637	142,945,268	(2,489,845)	25,034,848	12,296,901	27,000,812
Change in net unrealized appreciation (depreciation)	(45,215,273)	47,213,897	(56,965,263)	15,103,587	(26,560,831)	83,468,042
Increase (decrease) in net assets resulting from operations	109,667,099	187,541,498	(34,134,676)	111,658,981	(15,080,992)	118,048,226
Distributions to shareholders
From net investment income
Class 1	—	—	(19,324,146)	(31,839,936)	—	—
Class NAV	—	—	(13,507,625)	(41,433,939)	(6,875,088)	(6,292,032)
From net realized gain
Class NAV	(141,133,260)	(99,704,308)	—	—	(29,198,742)	(8,725,047)
Total distributions	(141,133,260)	(99,704,308)	(32,831,771)	(73,273,875)	(36,073,830)	(15,017,079)
From fund share transactions	(134,284,850)	(12,553,377)	(203,318,428)	(188,662,135)	56,027,346	129,562,738
Total increase (decrease)	(165,751,011)	75,283,813	(270,284,875)	(150,277,029)	4,872,524	232,593,885
Net assets
Beginning of period	620,427,320	545,143,507	948,907,863	1,099,184,892	848,278,438	615,684,553
End of period	$454,676,309	$620,427,320	$678,622,988	$948,907,863	$853,150,962	$848,278,438

Undistributed net investment income (loss)	($1,326,281)	($16)	$6,196,334	$13,707,673	($921,169)	$6,770,981

	International Growth Stock Fund		International Small Cap Fund		International Value Fund
Increase (decrease) in net assets	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14
From operations
Net investment income (loss)	$1,472,859	$11,624,829	$854,585	$6,071,853	$5,631,092	$56,440,854
Net realized gain (loss)	19,278,273	26,705,667	7,772,166	31,202,019	23,623,333	77,082,845
Change in net unrealized appreciation (depreciation)	(26,312,045)	80,946,083	(32,437,420)	68,404,728	(241,116,947)	163,200,469
Increase (decrease) in net assets resulting from operations	(5,560,913)	119,276,579	(23,810,669)	105,678,600	(211,862,522)	296,724,168
Distributions to shareholders
From net investment income
Class 1	—	—	(540,204)	(1,699,241)	(6,220,011)	(4,197,533)
Class NAV	(12,337,009)	(11,051,305)	(3,350,891)	(8,465,869)	(44,475,478)	(26,643,592)
From net realized gain
Class NAV	(18,536,165)	—	—	—	—	—
Total distributions	(30,873,174)	(11,051,305)	(3,891,095)	(10,165,110)	(50,695,489)	(30,841,125)
From fund share transactions	32,356,273	(49,344,912)	29,367,321	(20,093,804)	178,301,314	95,432,453
Total increase (decrease)	(4,077,814)	58,880,362	1,665,557	75,419,686	(84,256,697)	361,315,496
Net assets
Beginning of period	689,703,032	630,822,670	696,596,448	621,176,762	2,074,824,212	1,713,508,716
End of period	$685,625,218	$689,703,032	$698,262,005	$696,596,448	$1,990,567,515	$2,074,824,212

Undistributed net investment income (loss)	($3,501,534)	$7,362,616	($2,454,306)	$582,204	$5,629,352	$50,693,749

231

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Investment Quality Bond Fund		Lifestyle II Aggressive Portfolio		Lifestyle II Balanced Portfolio
Increase (decrease) in net assets	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14
From operations
Net investment income (loss)	$5,193,276	$11,446,548	$205,387	($246)	$484,818	$7,602
Net realized gain (loss)	7,494,287	7,647,242	229,202	(9)	362,592	(454)
Change in net unrealized appreciation (depreciation)	(3,478,131)	9,185,451	292,132	117,398	1,216,097	107,125
Increase (decrease) in net assets resulting from operations	9,209,432	28,279,241	726,721	117,143	2,063,507	114,273
Distributions to shareholders
From net investment income
Class R6	—	—	(5,101)	—	(1,371)	(314)
Class 1	(767,920)	(1,769,748)	(210,366)	—	(459,700)	(1,919)
Class NAV	(5,555,512)	(11,721,112)	—	—	—	—
From net realized gain
Class R6	—	—	(624)	—	(118)	—
Class 1	(495,849)	(376,038)	(24,917)	—	(43,252)	—
Class NAV	(3,687,680)	(2,466,187)	—	—	—	—
Total distributions	(10,506,961)	(16,333,085)	(241,008)	—	(504,441)	(2,233)
From fund share transactions	138,872,728	(21,960,907)	15,285,601	4,732,635	47,422,242	8,783,404
Total increase (decrease)	137,575,199	(10,014,751)	15,771,314	4,849,778	48,981,308	8,895,444
Net assets
Beginning of period	440,573,463	450,588,214	4,849,778	—	8,895,444	—
End of period	$578,148,662	$440,573,463	$20,621,092	$4,849,778	$57,876,752	$8,895,444

Undistributed net investment income (loss)	$1,560,627	$2,690,783	($10,293)	($213)	$29,129	$5,382

	Lifestyle II Conservative Portfolio		Lifestyle II Growth Portfolio		Lifestyle II Moderate Portfolio
Increase (decrease) in net assets	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14
From operations
Net investment income (loss)	$89,977	$4,754	$384,002	$3,572	$158,531	$5,348
Net realized gain (loss)	17,776	(84)	320,290	(884)	101,834	(294)
Change in net unrealized appreciation (depreciation)	136,207	24,148	929,191	183,887	195,793	24,000
Increase (decrease) in net assets resulting from operations	243,960	28,818	1,633,483	186,575	456,158	29,054
Distributions to shareholders
From net investment income
Class R6	(1,223)	(633)	(1,477)	—	(2,935)	(457)
Class 1	(78,246)	(1,646)	(390,967)	—	(140,324)	(1,507)
From net realized gain
Class R6	(59)	—	(168)	—	(241)	—
Class 1	(4,464)	—	(41,397)	—	(12,044)	—
Class NAV	—	—	—	—	—	—
Total distributions	(83,992)	(2,279)	(434,009)	—	(155,544)	(1,964)
From fund share transactions	8,403,016	2,334,207	31,006,662	10,018,959	15,453,689	2,108,749
Total increase (decrease)	8,562,984	2,360,746	32,206,136	10,205,534	15,754,303	2,135,839
Net assets
Beginning of period	2,360,746	—	10,205,534	—	2,135,839	—
End of period	$10,923,730	$2,360,746	$42,411,670	$10,205,534	$17,890,142	$2,135,839

Undistributed net investment income (loss)	$12,996	$2,488	($4,857)	$3,585	$18,739	$3,467

232

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Mid Cap Stock Fund		Mid Value Fund		Real Estate Equity Fund
Increase (decrease) in net assets	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14
From operations
Net investment income (loss)	($1,406,010)	($6,268,612)	$4,495,727	$7,718,838	$3,293,561	$3,121,858
Net realized gain (loss)	112,173,786	214,280,192	59,499,204	87,238,020	21,018,684	10,147,877
Change in net unrealized appreciation (depreciation)	(2,244,603)	73,872,802	(34,784,678)	131,768,021	5,478,855	41,114,698
Increase (decrease) in net assets resulting from operations	108,523,173	281,884,382	29,210,253	226,724,879	29,791,100	54,384,433
Distributions to shareholders
From net investment income
Class NAV	—	(17,492)	(8,307,300)	(5,306,135)	(3,197,138)	(3,727,077)
From net realized gain
Class 1	(45,732,424)	(41,365,017)	—	—	—	—
Class NAV	(170,748,835)	(143,829,579)	(120,369,786)	(31,795,815)	(6,419,069)	—
Total distributions	(216,481,259)	(185,212,088)	(128,677,086)	(37,101,950)	(9,616,207)	(3,727,077)
From fund share transactions	100,955,175	108,962,555	64,554,431	106,861,648	(35,665,673)	(4,602,259)
Total increase (decrease)	(7,002,911)	205,634,849	(34,912,402)	296,484,577	(15,490,780)	46,055,097
Net assets
Beginning of period	1,688,453,303	1,482,818,454	1,085,163,497	788,678,920	259,522,074	213,466,977
End of period	$1,681,450,392	$1,688,453,303	$1,050,251,095	$1,085,163,497	$244,031,294	$259,522,074

Undistributed net investment income (loss)	($1,406,010)	—	($174,320)	$3,637,253	$502,636	$406,213

	Real Estate Securities Fund		Real Return Bond Fund		Science & Technology Fund
Increase (decrease) in net assets	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14
From operations
Net investment income (loss)	$8,373,980	$9,698,855	($3,981,575)	$12,291,983	($1,322,301)	($1,691,226)
Net realized gain (loss)	48,412,816	35,629,582	6,889,300	(2,141,184)	95,723,747	131,115,947
Change in net unrealized appreciation (depreciation)	5,190,727	66,026,854	(10,627,215)	25,653,310	(34,073,550)	139,361,376
Increase (decrease) in net assets resulting from operations	61,977,523	111,355,291	(7,719,490)	35,804,109	60,327,896	268,786,097
Distributions to shareholders
From net investment income
Class 1	(9,604,313)	(10,708,094)	(2,333,922)	(2,477,528)	—	—
Class NAV	—	—	(10,932,801)	(10,601,690)	—	(850,478)
From net realized gain
Class 1	(43,287,402)	(45,247,364)	—	—	—	—
Class NAV	—	—	—	—	(137,401,534)	(18,924,071)
Total distributions	(52,891,715)	(55,955,458)	(13,266,723)	(13,079,218)	(137,401,534)	(19,774,549)
From fund share transactions	83,335,846	4,391,721	5,339,212	(20,509,448)	68,424,576	(96,463,379)
Total increase (decrease)	92,421,654	59,791,554	(15,647,001)	2,215,443	(8,649,062)	152,548,169
Net assets
Beginning of period	566,699,649	506,908,095	558,670,353	556,454,910	1,025,689,912	873,141,743
End of period	$659,121,303	$566,699,649	$543,023,352	$558,670,353	$1,017,040,850	$1,025,689,912

Undistributed net investment income (loss)	$1,686,180	$2,916,513	($11,166,076)	$6,082,222	($1,438,643)	($116,342)

233

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Short Term Government Income Fund		Small Cap Growth Fund		Small Cap Opportunities Fund
Increase (decrease) in net assets	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14
From operations
Net investment income (loss)	$654,599	$1,561,393	($539,031)	($1,869,557)	$264,375	$65,467
Net realized gain (loss)	(246,343)	(138,137)	17,559,629	27,395,979	24,938,382	25,701,644
Change in net unrealized appreciation (depreciation)	624,872	1,744,849	1,893,351	15,409,702	(18,598,354)	7,491,084
Increase (decrease) in net assets resulting from operations	1,033,128	3,168,105	18,913,949	40,936,124	6,604,403	33,258,195
Distributions to shareholders
From net investment income
Class 1	—	—	—	—	(60,302)	(139,637)
Class NAV	(2,556,612)	(3,112,504)	—	—	(229,745)	(271,394)
From net realized gain
Class 1	—	—	—	—	(10,377,409)	(6,942,750)
Class NAV	—	—	(27,571,279)	(21,614,213)	(25,366,632)	(10,855,359)
Total distributions	(2,556,612)	(3,112,504)	(27,571,279)	(21,614,213)	(36,034,088)	(18,209,140)
From fund share transactions	4,915,682	4,943,332	7,792,243	9,899,439	53,210,280	17,907,988
Total increase (decrease)	3,392,198	4,998,933	(865,087)	29,221,350	23,780,595	32,957,043
Net assets
Beginning of period	232,438,915	227,439,982	240,478,782	211,257,432	214,416,965	181,459,922
End of period	$235,831,113	$232,438,915	$239,613,695	$240,478,782	$238,197,560	$214,416,965

Undistributed net investment income (loss)	($576,634)	$1,325,379	($539,031)	—	($44,571)	($18,899)

	Small Company Growth Fund		Small Company Value Fund		Spectrum Income Fund
Increase (decrease) in net assets	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14
From operations
Net investment income (loss)	($291,307)	($262,377)	$1,580,733	$1,902,956	$12,866,627	$33,875,370
Net realized gain (loss)	10,294,738	18,049,707	34,294,980	20,986,497	8,032,496	22,657,736
Change in net unrealized appreciation (depreciation)	5,532,388	18,647,131	(32,946,169)	29,513,448	(25,452,024)	37,493,296
Increase (decrease) in net assets resulting from operations	15,535,819	36,434,461	2,929,544	52,402,901	(4,552,901)	94,026,402
Distributions to shareholders
From net investment income
Class 1	—	—	(631,736)	(170,523)	—	—
Class NAV	—	—	(1,723,346)	(531,565)	(19,041,951)	(33,092,885)
From net realized gain
Class 1	—	—	(8,304,060)	(642,785)	—	—
Class NAV	(21,478,032)	(8,436,114)	(20,945,049)	(1,527,415)	(22,862,416)	(25,819,907)
Total distributions	(21,478,032)	(8,436,114)	(31,604,191)	(2,872,288)	(41,904,367)	(58,912,792)
From fund share transactions	5,701,150	48,850	(9,164,223)	(12,387,920)	5,329,601	(102,633,669)
Total increase (decrease)	(241,063)	28,047,197	(37,838,870)	37,142,693	(41,127,667)	(67,520,059)
Net assets
Beginning of period	203,900,505	175,853,308	391,078,661	353,935,968	965,475,997	1,032,996,056
End of period	$203,659,442	$203,900,505	$353,239,791	$391,078,661	$924,348,330	$965,475,997

Undistributed net investment income (loss)	($291,307)	—	$206,521	$980,870	$1,231,782	$7,407,106

234

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statements of changes in net assets

	Strategic Equity Allocation Fund		Total Return Fund		U.S. High Yield Bond Fund
Increase (decrease) in net assets	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14
From operations
Net investment income (loss)	$40,959,666	$94,132,653	$16,169,225	$39,702,498	$11,432,453	$36,663,874
Net realized gain (loss)	72,541,061	156,988,314	54,457,457	28,978,243	2,422,476	19,783,832
Change in net unrealized appreciation (depreciation)	75,563,099	758,713,107	(15,696,409)	68,803,040	(10,727,112)	4,767,084
Increase (decrease) in net assets resulting from operations	189,063,826	1,009,834,074	54,930,273	137,483,781	3,127,817	61,214,790
Distributions to shareholders
From net investment income
Class 1	—	—	(8,074,393)	(6,408,692)	(3,138,140)	(5,887,794)
Class NAV	(101,183,005)	(75,823,905)	(53,041,415)	(43,682,483)	(11,519,939)	(35,821,989)
From net realized gain
Class 1	—	—	(636,462)	(4,574,820)	(3,487,355)	(1,746,674)
Class NAV	(149,194,112)	(77,841,756)	(3,885,252)	(30,495,108)	(11,884,083)	(10,831,069)
Total distributions	(250,377,117)	(153,665,661)	(65,637,522)	(85,161,103)	(30,029,517)	(54,287,526)
From fund share transactions	307,689,066	668,806,371	(427,419,455)	(136,709,099)	(76,248,474)	(216,968,196)
Total increase (decrease)	246,375,775	1,524,974,784	(438,126,704)	(84,386,421)	(103,150,174)	(210,040,932)
Net assets
Beginning of period	5,942,191,212	4,417,216,428	2,496,682,696	2,581,069,117	486,646,981	696,687,913
End of period	$6,188,566,987	$5,942,191,212	$2,058,555,992	$2,496,682,696	$383,496,807	$486,646,981

Undistributed net investment income (loss)	$8,779,907	$69,003,246	($26,882,905)	$18,063,678	$3,150,407	$6,376,033

	Value Fund
Increase (decrease) in net assets	Six months ended 2-28-15 (unaudited)	Year ended 8-31-14
From operations
Net investment income (loss)	$956,774	$2,119,005
Net realized gain (loss)	20,465,149	26,042,071
Change in net unrealized appreciation (depreciation)	(7,803,095)	52,561,208
Increase (decrease) in net assets resulting from operations	13,618,828	80,722,284
Distributions to shareholders
From net investment income
Class NAV	(2,333,158)	(1,764,310)
From net realized gain
Class NAV	(27,961,492)	(20,903,448)
Total distributions	(30,294,650)	(22,667,758)
From fund share transactions	7,814,933	56,500,789
Total increase (decrease)	(8,860,889)	114,555,315
Net assets
Beginning of period	422,087,542	307,532,227
End of period	$413,226,653	$422,087,542

Undistributed net investment income (loss)	($224,754)	$1,151,630

235

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Statement of cash flows — February 28, 2015 (unaudited)

Real Return Bond Fund
Cash flows from operating activities
Net decrease in net assets from operations	($7,719,490)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Long-term investments purchased	(149,317,830)
Long-term investments sold	142,286,380
Decrease in short-term investments	1,412,810
Net amortization of premium (discount)	(326,374)
Increase in foreign currency	(108,082)
Increase in cash held at broker for futures contracts	(12,000)
Decrease in collateral	280,000
Increase in receivable for investments sold	(5,320,745)
Increase in receivable for delayed delivery securities sold	(1,187,241)
Decrease in unrealized appreciation/depreciation for forward foreign currency exchange contracts	1,032,835
Decrease in dividends and interest receivable	258,313
Decrease in unrealized appreciation/depreciation of swap contracts	1,430,541
Decrease in other assets	102,583
Increase in receivable for exchange cleared swaps	(3,658,584)
Decrease in payable for collateral held by Portfolio	(425,000)
Increase in payable for investments purchased	1,258,582
Increase in payable for written options	785,280
Decrease in payable for futures variation margin	(119,204)
Decrease in payable to affiliates	(1,452)
Decrease in other liabilities and accrued expenses	(38,012)
Net change in unrealized (appreciation) depreciation on investments	(10,065,345)
Net realized loss on investments	617,127
Net cash used in operating activities	($28,834,908)

Cash flows from financing activities
Borrowings under sale-buybacks	646,187,351
Repayments of sale-buybacks	(645,904,014)
Increase in payable for sale-buybacks	11,619,338
Increase in reverse repurchase agreement payable	25,349,250
Portfolio shares sold	23,742,942
Portfolio shares repurchased	(31,670,453)
Increase in receivable for Portfolio shares sold	(109,630)
Increase in payable for Portfolio shares repurchased	361,330
Net cash provided by financing activities	$29,576,114

Net increase in cash	$741,206

Cash at beginning of period	$797,248

Cash at end of period	$1,538,454

Supplemental disclosure of cash flow information:
Cash paid for interest	$88,532
Noncash financing activities not included herein consists of reinvestment of dividends and distributions of:	($13,266,723)

236

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Active Bond Fund
CLASS 1
02-28-2015[3]	10.46	0.18	— [4]	0.18	(0.23)	(0.04)	—	(0.27)	10.37	1.75	[5]	0.68	[6]	0.67	[6]	3.48	[6]	181	32
08-31-2014	10.08	0.36	0.45	0.81	(0.38)	(0.05)	—	(0.43)	10.46	8.25		0.68		0.68		3.50		102	81
08-31-2013	10.48	0.34	(0.32)	0.02	(0.38)	(0.04)	—	(0.42)	10.08	0.15		0.68		0.68		3.21		72	96
08-31-2012	10.26	0.35	0.45	0.80	(0.42)	(0.16)	—	(0.58)	10.48	8.14		0.68		0.68		3.45		65	89
08-31-2011	10.21	0.47	0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.26	5.59		0.69		0.69		4.55		44	112
08-31-2010	9.30	0.51	0.92	1.43	(0.52)	—	—	(0.52)	10.21	15.88		0.69		0.69		5.26		43	75
CLASS NAV
02-28-2015[3]	10.46	0.18	(0.01)	0.17	(0.23)	(0.04)	—	(0.27)	10.36	1.68	[5]	0.63	[6]	0.62	[6]	3.50	[6]	1,663	32
08-31-2014	10.07	0.36	0.47	0.83	(0.39)	(0.05)	—	(0.44)	10.46	8.41		0.63		0.63		3.54		1,611	81
08-31-2013	10.47	0.34	(0.32)	0.02	(0.38)	(0.04)	—	(0.42)	10.07	0.20		0.63		0.63		3.26		1,720	96
08-31-2012	10.25	0.36	0.45	0.81	(0.43)	(0.16)	—	(0.59)	10.47	8.20		0.63		0.63		3.49		1,576	89
08-31-2011	10.20	0.47	0.09	0.56	(0.48)	(0.03)	—	(0.51)	10.25	5.64		0.64		0.64		4.61		1,193	112
08-31-2010	9.30	0.52	0.91	1.43	(0.53)	—	—	(0.53)	10.20	15.83		0.64		0.64		5.30		788	75
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Less than $0.005 per share. 5. Not annualized. 6. Annualized.

All Cap Core Fund
CLASS NAV
02-28-2015[3]	14.08	0.09	0.88	0.97	(0.10)	(0.99)	—	(1.09)	13.96	7.24	[4]	0.80	[5]	0.80	[5]	1.25	[5]	788	115
08-31-2014	11.66	0.11	2.46	2.57	(0.15)	—	—	(0.15)	14.08	22.18		0.81		0.81		0.86		761	245
08-31-2013	9.68	0.15	1.97	2.12	(0.14)	—	—	(0.14)	11.66	22.19		0.82		0.81		1.38		569	173
08-31-2012	8.53	0.11	1.14	1.25	(0.10)	—	—	(0.10)	9.68	14.78		0.81		0.81		1.19		530	287
08-31-2011	7.18	0.09	1.34	1.43	(0.08)	—	—	(0.08)	8.53	19.87		0.81		0.80		0.98		601	197
08-31-2010	7.21	0.08	(0.02)	0.06	(0.09)	—	—	(0.09)	7.18	0.73		0.81		0.81		1.01		516	196
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized.

Alpha Opportunities Fund
CLASS NAV
02-28-2015[3]	13.58	0.03	0.58	0.61	(0.06)	(1.57)	—	(1.63)	12.56	4.84	[4]	1.00	[5]	0.96	[5]	0.50	[5]	1,874	50
08-31-2014	12.67	0.06	2.55	2.61	(0.07)	(1.63)	—	(1.70)	13.58	21.69		1.01		0.97		0.49		1,886	109
08-31-2013	10.66	0.09	2.56	2.65	(0.10)	(0.54)	—	(0.64)	12.67	26.04		1.01		1.00		0.76		1,415	130
08-31-2012	10.91	0.06	1.10	1.16	(0.03)	(1.38)	—	(1.41)	10.66	12.53		1.01		1.01		0.59		1,205	151
08-31-2011	10.35	0.03	1.80	1.83	(0.03)	(1.24)	—	(1.27)	10.91	17.00		1.02		1.01		0.26		1,533	164
08-31-2010	10.87	0.03	0.58	0.61	(0.06)	(1.07)	—	(1.13)	10.35	5.01		1.04		1.04		0.28		1,113	171
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized.

Asia Pacific Total Return Bond Fund
CLASS NAV
02-28-2015[3]	9.63	0.14	(0.26)	(0.12)	(0.25)	—	—	(0.25)	9.26	(1.24)[5]		0.85	[6]	0.84	[6]	3.01	[6]	438	19
08-31-2014	9.25	0.28	0.45	0.73	(0.33)	(0.02)	—	(0.35)	9.63	8.12		0.87		0.86		3.00		443	31
08-31-2013[4]	10.00	0.16	(0.91)	(0.75)	—	—	—	—	9.25	(7.50)[5]		0.89	[6]	0.86	[6]	2.64	[6]	404	7
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Period from 1-16-13 (commencement of operations) to 8-31-13. 5. Not annualized. 6. Annualized.

Blue Chip Growth Fund
CLASS 1
02-28-2015[3]	35.98	(0.01)	2.98	2.97	—	(3.67)	—	(3.67)	35.28	8.88	[4]	0.86	[5]	0.82	[5]	(0.06)[5]		959	14
08-31-2014	28.74	(0.03)	8.04	8.01	—	(0.77)	—	(0.77)	35.98	28.06		0.86		0.83		(0.08)		888	33
08-31-2013	24.09	0.05	4.66	4.71	(0.06)	—	—	(0.06)	28.74	19.62		0.86		0.83		0.18		696	33
08-31-2012	20.63	0.03	3.45	3.48	(0.02)	—	—	(0.02)	24.09	16.87		0.86		0.83		0.12		606	27
08-31-2011	16.31	0.01	4.31	4.32	— [6]	—	—	— [6]	20.63	26.51		0.86		0.82		0.03		489	40
08-31-2010	15.60	—[6]	0.73	0.73	(0.02)	—	—	(0.02)	16.31	4.65		0.88		0.84		0.03		405	49
CLASS NAV
02-28-2015[3]	35.97	— [6]	2.98	2.98	—	(3.67)	—	(3.67)	35.28	8.91	[4]	0.81	[5]	0.77	[5]	(0.01)[5]		1,804	14
08-31-2014	28.72	(0.01)	8.03	8.02	—	(0.77)	—	(0.77)	35.97	28.11		0.81		0.78		(0.04)		1,854	33
08-31-2013	24.07	0.06	4.67	4.73	(0.08)	—	—	(0.08)	28.72	19.69		0.81		0.78		0.24		1,551	33
08-31-2012	20.62	0.04	3.44	3.48	(0.03)	—	—	(0.03)	24.07	16.89		0.81		0.78		0.17		1,559	27
08-31-2011	16.30	0.02	4.31	4.33	(0.01)	—	—	(0.01)	20.62	26.58		0.81		0.78		0.07		1,881	40
08-31-2010	15.59	0.01	0.72	0.73	(0.02)	—	—	(0.02)	16.30	4.70		0.83		0.79		0.05		1,460	49
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

237

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Capital Appreciation Fund
CLASS 1
02-28-2015[3]	18.30	0.01		1.46	1.47	—	(1.40)	—	(1.40)	18.37	8.49	[5]	0.78	[4]	0.77	[4]	0.07	[4]	606	17
08-31-2014	15.07	—	[6]	4.19	4.19	(0.01)	(0.95)	—	(0.96)	18.30	28.39		0.78		0.78		(0.02)		588	45
08-31-2013	12.87	0.04		2.20	2.24	(0.04)	—	—	(0.04)	15.07	17.44		0.79		0.78		0.27		507	44
08-31-2012	11.44	0.01		1.43	1.44	(0.01)	—	—	(0.01)	12.87	12.59		0.78		0.78		0.11		439	52
08-31-2011	9.11	0.01		2.33	2.34	(0.01)	—	—	(0.01)	11.44	25.69		0.78		0.78		0.06		371	67
08-31-2010	8.84	0.02		0.27	0.29	(0.02)	—	—	(0.02)	9.11	3.27		0.79		0.79		0.19		321	73
CLASS NAV
02-28-2015[3]	18.32	0.01		1.46	1.47	—	(1.40)	—	(1.40)	18.39	8.48	[5]	0.73	[4]	0.72	[4]	0.11	[4]	1,772	17
08-31-2014	15.08	0.01		4.20	4.21	(0.02)	(0.95)	—	(0.97)	18.32	28.49		0.73		0.73		0.03		1,781	45
08-31-2013	12.89	0.05		2.18	2.23	(0.04)	—	—	(0.04)	15.08	17.39		0.74		0.73		0.33		1,406	44
08-31-2012	11.45	0.02		1.43	1.45	(0.01)	—	—	(0.01)	12.89	12.72		0.73		0.73		0.15		1,410	52
08-31-2011	9.12	0.01		2.34	2.35	(0.02)	—	—	(0.02)	11.45	25.72		0.73		0.73		0.11		1,560	67
08-31-2010	8.85	0.02		0.28	0.30	(0.03)	—	—	(0.03)	9.12	3.31		0.74		0.74		0.20		1,194	73
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Annualized. 5. Not annualized. 6. Less than $0.005 per share.

Capital Appreciation Value Fund
CLASS NAV
02-28-2015[3]	12.70	0.08		0.73	0.81	(0.17)	(1.40)	—	(1.57)	11.94	6.62	[5]	0.84	[6]	0.80	[6]	1.36	[6]	2,193	51
08-31-2014	12.41	0.16		1.88	2.04	(0.18)	(1.57)	—	(1.75)	12.70	17.68		0.85		0.81		1.25		1,987	63
08-31-2013	11.22	0.14		1.62	1.76	(0.16)	(0.41)	—	(0.57)	12.41	16.37		0.84		0.80		1.21		1,770	83
08-31-2012	9.76	0.16		1.37	1.53	(0.06)	(0.01)	—	(0.07)	11.22	15.75		0.86		0.83		1.48		1,953	84
08-31-2011[4]	10.00	0.08		(0.32)	(0.24)	—	—	—	—	9.76	(2.40)[5]		0.92	[6]	0.88	[6]	1.23	[6]	433	44
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. The inception date for Class NAV shares is 1-6-11. 5. Not annualized. 6. Annualized.

Core Bond Fund
CLASS 1
02-28-2015[3]	13.08	0.09		0.18	0.27	(0.14)	—	—	(0.14)	13.21	2.10	[4]	0.68	[5]	0.68	[5]	1.38	[5]	136	167
08-31-2014	12.60	0.20		0.57	0.77	(0.24)	(0.05)	—	(0.29)	13.08	6.22		0.68		0.68		1.59		93	332
08-31-2013	13.64	0.19		(0.48)	(0.29)	(0.26)	(0.49)	—	(0.75)	12.60	(2.26)		0.67		0.67		1.46		84	346
08-31-2012	13.36	0.26		0.70	0.96	(0.38)	(0.30)	—	(0.68)	13.64	7.41		0.68		0.68		1.93		76	362
08-31-2011	13.76	0.35		0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.36	5.09		0.68		0.67		2.64		15	536
08-31-2010	13.09	0.41		0.86	1.27	(0.51)	(0.09)	—	(0.60)	13.76	9.99		0.69		0.69		3.09		14	496
CLASS NAV
02-28-2015[3]	13.06	0.09		0.18	0.27	(0.14)	—	—	(0.14)	13.19	2.13	[4]	0.63	[5]	0.63	[5]	1.43	[5]	601	167
08-31-2014	12.58	0.21		0.57	0.78	(0.25)	(0.05)	—	(0.30)	13.06	6.29		0.63		0.63		1.64		415	332
08-31-2013	13.62	0.20		(0.48)	(0.28)	(0.27)	(0.49)	—	(0.76)	12.58	(2.21)		0.62		0.62		1.50		456	346
08-31-2012	13.35	0.28		0.67	0.95	(0.38)	(0.30)	—	(0.68)	13.62	7.39		0.63		0.63		2.06		559	362
08-31-2011	13.75	0.35		0.29	0.64	(0.46)	(0.58)	—	(1.04)	13.35	5.15		0.63		0.62		2.69		560	536
08-31-2010	13.07	0.41		0.87	1.28	(0.51)	(0.09)	—	(0.60)	13.75	10.13		0.64		0.64		3.11		564	496
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized.

Equity-Income Fund
CLASS 1
02-28-2015[3]	21.47	0.18		0.21	0.39	(0.34)	(1.14)	—	(1.48)	20.38	1.82	[4]	0.86	[5]	0.82	[5]	1.73	[5]	355	5
08-31-2014	18.53	0.35		3.17	3.52	(0.45)	(0.13)	—	(0.58)	21.47	19.24		0.87		0.83		1.75		377	17
08-31-2013	15.59	0.32		2.94	3.26	(0.32)	—	—	(0.32)	18.53	21.20		0.86		0.83		1.82		339	14
08-31-2012	13.56	0.31		1.91	2.22	(0.19)	—	—	(0.19)	15.59	16.55		0.87		0.84		2.13		286	21
08-31-2011	12.05	0.25		1.46	1.71	(0.20)	—	—	(0.20)	13.56	14.13		0.87		0.84		1.78		254	17
08-31-2010	11.85	0.23		0.21	0.44	(0.24)	—	—	(0.24)	12.05	3.66		0.89		0.86		1.84		140	13
CLASS NAV
02-28-2015[3]	21.45	0.18		0.23	0.41	(0.35)	(1.14)	—	(1.49)	20.37	1.92	[4]	0.81	[5]	0.77	[5]	1.79	[5]	1,807	5
08-31-2014	18.52	0.37		3.15	3.52	(0.46)	(0.13)	—	(0.59)	21.45	19.25		0.82		0.78		1.81		1,760	17
08-31-2013	15.57	0.32		2.95	3.27	(0.32)	—	—	(0.32)	18.52	21.33		0.81		0.78		1.87		1,226	14
08-31-2012	13.55	0.31		1.91	2.22	(0.20)	—	—	(0.20)	15.57	16.54		0.82		0.79		2.18		1,254	21
08-31-2011	12.04	0.25		1.47	1.72	(0.21)	—	—	(0.21)	13.55	14.19		0.82		0.79		1.79		1,269	17
08-31-2010	11.83	0.24		0.22	0.46	(0.25)	—	—	(0.25)	12.04	3.80		0.84		0.81		1.94		981	13
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized.

238

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Fundamental Global Franchise Fund
CLASS A
02-28-2015[3]	13.24	(0.01)	0.69	0.68	(0.07)	(0.65)	—	(0.72)	13.20	5.43	[4,5]	1.37	[6]	1.36	[6]	(0.11)[6]		—	[7]	13
08-31-2014	12.11	0.06	1.74	1.80	(0.08)	(0.59)	—	(0.67)	13.24	15.05	[4]	1.42		1.42		0.50		—	[7]	13
08-31-2013	10.55	0.07	1.53	1.60	(0.04)	—	—	(0.04)	12.11	15.21	[4]	1.38		1.38		0.64		—	[7]	26
08-31-2012[8]	10.00	0.01	0.54	0.55	—	—	—	—	10.55	5.50	[4,5]	1.48	[6]	1.48	[6]	0.33	[6]	—	[7]	2
CLASS I
02-28-2015[3]	13.29	0.02	0.68	0.70	(0.11)	(0.65)	—	(0.76)	13.23	5.61	[5]	1.00	[6]	0.99	[6]	0.26	[6]	1		13
08-31-2014	12.14	0.13	1.72	1.85	(0.11)	(0.59)	—	(0.70)	13.29	15.52		1.02		1.02		1.01		1		13
08-31-2013	10.55	0.13	1.52	1.65	(0.06)	—	—	(0.06)	12.14	15.75		1.00		1.00		1.14		—	[7]	26
08-31-2012[8]	10.00	0.01	0.54	0.55	—	—	—	—	10.55	5.50	[5]	1.10	[6]	1.10	[6]	0.71	[6]	—	[7]	2
CLASS NAV
02-28-2015[3]	13.30	0.02	0.69	0.71	(0.13)	(0.65)	—	(0.78)	13.23	5.67	[5]	0.88	[6]	0.88	[6]	0.39	[6]	476		13
08-31-2014	12.15	0.13	1.74	1.87	(0.13)	(0.59)	—	(0.72)	13.30	15.62		0.90		0.90		1.03		454		13
08-31-2013	10.56	0.13	1.53	1.66	(0.07)	—	—	(0.07)	12.15	15.76		0.90		0.90		1.11		408		26
08-31-2012[8]	10.00	0.02	0.54	0.56	—	—	—	—	10.56	5.60	[5]	0.99	[6]	0.99	[6]	0.95	[6]	371		2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Does not reflect the effect of sales charges, if any. 5. Not annualized. 6. Annualized. 7. Less than $500,000. 8. Period from 6-29-12 (commencement of operations) to 8-31-12.

Global Bond Fund
CLASS 1
02-28-2015[3]	12.64	0.11	(0.57)	(0.46)	—	—	—	—	12.18	(3.64)[5]		0.83	[6]	0.82	[6]	1.75	[6]	62		31
08-31-2014	11.84	0.24	0.56	0.80	—	—	—	—	12.64	6.76		0.86		0.85		1.96		69		97
08-31-2013	12.83	0.25	(0.86)	(0.61)	(0.38)	—	—	(0.38)	11.84	(4.93)		0.86		0.86		2.00		74		85
08-31-2012[4]	13.26	0.34	0.38	0.72	(1.15)	—	—	(1.15)	12.83	6.05		0.86		0.86		2.67		92		109
08-31-2011	12.78	0.29	0.89	1.18	(0.70)	—	—	(0.70)	13.26	9.86		0.85		0.85		2.28		86		135
08-31-2010	12.41	0.28	1.18	1.46	(1.09)	—	—	(1.09)	12.78	12.42		0.86		0.86		2.31		76		511
CLASS NAV
02-28-2015[3]	12.62	0.11	(0.57)	(0.46)	—	—	—	—	12.16	(3.65)[5]		0.78	[6]	0.77	[6]	1.80	[6]	520		31
08-31-2014	11.82	0.25	0.55	0.80	—	—	—	—	12.62	6.77		0.81		0.80		2.02		540		97
08-31-2013	12.80	0.25	(0.84)	(0.59)	(0.39)	—	—	(0.39)	11.82	(4.83)		0.81		0.81		2.04		511		85
08-31-2012[4]	13.24	0.34	0.38	0.72	(1.16)	—	—	(1.16)	12.80	6.04		0.81		0.81		2.73		654		109
08-31-2011	12.76	0.29	0.90	1.19	(0.71)	—	—	(0.71)	13.24	9.94		0.80		0.80		2.32		753		135
08-31-2010	12.39	0.29	1.17	1.46	(1.09)	—	—	(1.09)	12.76	12.45		0.81		0.81		2.35		730		511
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 156%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%. 5. Not annualized. 6. Annualized.

Global Real Estate Fund
CLASS NAV
02-28-2015[3]	9.39	0.09	0.49	0.58	(0.23)	—	—	(0.23)	9.74	6.30	[4]	1.00	[5]	0.99	[5]	1.88	[5]	315		69
08-31-2014	8.15	0.17	1.41	1.58	(0.34)	—	—	(0.34)	9.39	19.95		1.02		1.01		1.92		339		97
08-31-2013	7.93	0.15	0.36	0.51	(0.29)	—	—	(0.29)	8.15	6.42		1.00		0.99		1.79		294		109
08-31-2012	7.36	0.15	0.67	0.82	(0.25)	—	—	(0.25)	7.93	11.85		1.00		1.00		2.12		497		97
08-31-2011	6.75	0.13	0.75	0.88	(0.27)	—	—	(0.27)	7.36	13.07		1.01		1.01		1.69		495		107
08-31-2010	6.24	0.14	0.65	0.79	(0.28)	—	—	(0.28)	6.75	12.84		1.06		1.06		2.06		450		105
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized.

Health Sciences Fund
CLASS NAV
02-28-2015[3]	20.26	(0.05)	3.87	3.82	—	(5.99)	—	(5.99)	18.09	22.36	[5]	0.99	[6]	0.94	[6]	(0.48)[6]		455		22
08-31-2014	17.77	(0.08)	6.02	5.94	—	(3.45)	—	(3.45)	20.26	37.34		1.04		0.99		(0.45)		620		61
08-31-2013	13.70	(0.06)	4.61	4.55	—	(0.48)	—	(0.48)	17.77	34.29		1.08		1.03		(0.39)		545		42
08-31-2012[4]	10.00	(0.05)	3.75	3.70	—	—	—	—	13.70	37.00	[5]	1.12	[6]	1.06	[6]	(0.45)[6]		476		25
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Period from 9-30-11 (commencement of operations) to 8-31-12. 5. Not annualized. 6. Annualized.

239

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
High Yield Fund
CLASS 1
02-28-2015[3]	9.63	0.30	(0.68)	(0.38)	(0.38)	—	—	(0.38)	8.87	(3.94)[4]	0.77	[5]	0.76	[5]	6.77	[5]	427	30
08-31-2014	9.31	0.61	0.34	0.95	(0.63)	—	—	(0.63)	9.63	10.53	0.76		0.75		6.44		502	70
08-31-2013	9.12	0.67	0.18	0.85	(0.66)	—	—	(0.66)	9.31	9.56	0.76		0.76		7.12		453	67
08-31-2012	8.80	0.70	0.35	1.05	(0.73)	—	—	(0.73)	9.12	12.67	0.76		0.76		7.99		367	75
08-31-2011	8.80	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.80	8.30	0.76		0.76		7.60		325	104
08-31-2010	8.00	0.78	0.90	1.68	(0.88)	—	—	(0.88)	8.80	21.92	0.75		0.75		9.09		82	81
CLASS NAV
02-28-2015[3]	9.54	0.30	(0.68)	(0.38)	(0.38)	—	—	(0.38)	8.78	(3.95)[4]	0.72	[5]	0.71	[5]	6.75	[5]	251	30
08-31-2014	9.23	0.61	0.34	0.95	(0.64)	—	—	(0.64)	9.54	10.57	0.71		0.70		6.50		447	70
08-31-2013	9.05	0.67	0.17	0.84	(0.66)	—	—	(0.66)	9.23	9.58	0.71		0.71		7.19		646	67
08-31-2012	8.74	0.70	0.34	1.04	(0.73)	—	—	(0.73)	9.05	12.70	0.71		0.71		8.04		565	75
08-31-2011	8.74	0.70	0.03	0.73	(0.73)	—	—	(0.73)	8.74	8.42	0.71		0.71		7.67		565	104
08-31-2010	7.95	0.78	0.90	1.68	(0.89)	—	—	(0.89)	8.74	21.99	0.70		0.70		9.15		910	81
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized.

International Growth Opportunities Fund
CLASS NAV
02-28-2015[3]	14.19	(0.01)	(0.29)	(0.30)	(0.11)	(0.47)	—	(0.58)	13.31	(1.92)[4]	0.93	[5]	0.92	[5]	(0.20)[5]		853	10
08-31-2014	12.21	0.13	2.12	2.25	(0.11)	(0.16)	—	(0.27)	14.19	18.51	0.96		0.95		0.97		848	14
08-31-2013	10.27	0.12	1.86	1.98	(0.02)	(0.02)	—	(0.04)	12.21	19.29	0.98		0.98		1.04		616	16
08-31-2012[6]	10.00	0.01	0.26	0.27	—	—	—	—	10.27	2.70 [4]	1.08	[5]	1.08	[5]	0.77	[5]	491	1
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Period from 7-19-12 (commencement of operations) to 8-31-12.

International Growth Stock Fund
CLASS NAV
02-28-2015[3]	14.25	0.03	(0.18)	(0.15)	(0.25)	(0.38)	—	(0.63)	13.47	(0.85)[5]	0.91	[6]	0.90	[6]	0.45	[6]	686	12
08-31-2014	12.14	0.23	2.09	2.32	(0.21)	—	—	(0.21)	14.25	19.26	0.92		0.92		1.68		690	26
08-31-2013	10.89	0.16	1.20	1.36	(0.11)	—	—	(0.11)	12.14	12.53	0.92		0.92		1.37		631	25
08-31-2012	10.61	0.15	0.25	0.40	(0.12)	— [7]	—	(0.12)	10.89	3.87	0.96		0.96		1.43		428	30
08-31-2011[4]	10.00	0.19	0.43	0.62	(0.01)	— [7]	—	(0.01)	10.61	6.21 [5]	0.99	[6]	0.99	[6]	1.79	[6]	278	27
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Period from 9-16-10 (commencement of operations) to 8-31-11. 5. Not annualized. 6. Annualized. 7. Less than $0.005 per share.

International Small Cap Fund
CLASS 1
02-28-2015[3]	19.47	0.02	(0.71)	(0.69)	(0.10)	—	—	(0.10)	18.68	(3.53)[4]	1.13	[5]	1.12	[5]	0.23	[5]	97	11
08-31-2014	16.87	0.16	2.71	2.87	(0.27)	—	—	(0.27)	19.47	17.10	1.14		1.14		0.84		116	23
08-31-2013	14.22	0.25	2.65	2.90	(0.25)	—	—	(0.25)	16.87	20.57	1.19		1.18		1.52		109	29
08-31-2012	14.93	0.24	(0.71)	(0.47)	(0.24)	—	—	(0.24)	14.22	(2.98)	1.22		1.20		1.72		98	25
08-31-2011	13.72	0.20	1.15	1.35	(0.14)	—	—	(0.14)	14.93	9.74	1.20		1.19		1.27		122	28
08-31-2010	12.15	0.13	1.65	1.78	(0.21)	—	—	(0.21)	13.72	14.73	1.22		1.22		1.00		125	21
CLASS NAV
02-28-2015[3]	19.46	0.02	(0.70)	(0.68)	(0.11)	—	—	(0.11)	18.67	(3.48)[4]	1.08	[5]	1.07	[5]	0.26	[5]	601	11
08-31-2014	16.86	0.17	2.71	2.88	(0.28)	—	—	(0.28)	19.46	17.17	1.09		1.09		0.89		581	23
08-31-2013	14.22	0.25	2.65	2.90	(0.26)	—	—	(0.26)	16.86	20.56	1.14		1.13		1.55		512	29
08-31-2012	14.93	0.25	(0.71)	(0.46)	(0.25)	—	—	(0.25)	14.22	(2.92)	1.17		1.15		1.82		250	25
08-31-2011	13.71	0.22	1.14	1.36	(0.14)	—	—	(0.14)	14.93	9.87	1.15		1.14		1.37		185	28
08-31-2010	12.14	0.15	1.63	1.78	(0.21)	—	—	(0.21)	13.71	14.78	1.17		1.17		1.11		154	21
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized.

240

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
International Value Fund
CLASS 1
02-28-2015[3]	18.11	0.05		(1.95)	(1.90)	(0.42)	—	—	(0.42)	15.79	(10.39)[4]		0.95	[5]	0.94	[5]	0.57	[5]	231		17
08-31-2014	15.74	0.47	[6]	2.16	2.63	(0.26)	—	—	(0.26)	18.11	16.80		0.97		0.96		2.69	[6]	281		28
08-31-2013	12.98	0.28		2.80	3.08	(0.32)	—	—	(0.32)	15.74	23.98		0.96		0.96		1.94		251		36
08-31-2012	13.59	0.37		(0.54)	(0.17)	(0.44)	—	—	(0.44)	12.98	(1.06)		0.97		0.91		2.92		223		22
08-31-2011	12.62	0.35		0.86	1.21	(0.24)	—	—	(0.24)	13.59	9.49		0.97		0.95		2.39		254		29
08-31-2010	12.99	0.27		(0.38)	(0.11)	(0.26)	—	—	(0.26)	12.62	(0.97)		0.98		0.96		2.04		259		19
CLASS NAV
02-28-2015[3]	18.07	0.05		(1.94)	(1.89)	(0.43)	—	—	(0.43)	15.75	(10.38)[4]		0.90	[5]	0.89	[5]	0.60	[5]	1,759		17
08-31-2014	15.70	0.49	[6]	2.15	2.64	(0.27)	—	—	(0.27)	18.07	16.90		0.92		0.91		2.81	[6]	1,793		28
08-31-2013	12.94	0.29		2.80	3.09	(0.33)	—	—	(0.33)	15.70	24.11		0.91		0.91		2.00		1,462		36
08-31-2012	13.56	0.39		(0.56)	(0.17)	(0.45)	—	—	(0.45)	12.94	(1.08)		0.92		0.86		3.07		1,122		22
08-31-2011	12.59	0.36		0.86	1.22	(0.25)	—	—	(0.25)	13.56	9.55		0.92		0.90		2.47		897		29
08-31-2010	12.96	0.29		(0.39)	(0.10)	(0.27)	—	—	(0.27)	12.59	(0.93)		0.93		0.91		2.19		900		19
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Net Investment income per share and the percentage of average net assets reflects special dividends received by the fund, which amounted to $0.10 and 0.59%, respectively.

Investment Quality Bond Fund
CLASS 1
02-28-2015[3]	12.57	0.12		0.08	0.20	(0.16)	(0.09)	—	(0.25)	12.52	1.63	[4]	0.68	[5]	0.67	[5]	1.93	[5]	69		205
08-31-2014	12.24	0.32		0.46	0.78	(0.37)	(0.08)	—	(0.45)	12.57	6.54		0.69		0.68		2.54		57		100
08-31-2013	13.23	0.29		(0.64)	(0.35)	(0.32)	(0.32)	—	(0.64)	12.24	(2.78)		0.68		0.67		2.25		64		72
08-31-2012	12.59	0.30		0.69	0.99	(0.35)	— [6]	—	(0.35)	13.23	8.01		0.68		0.68		2.35		87		66
08-31-2011	12.59	0.39		0.06	0.45	(0.45)	—	—	(0.45)	12.59	3.71		0.68		0.68		3.19		73		70
08-31-2010	11.87	0.48		0.83	1.31	(0.59)	—	—	(0.59)	12.59	11.38		0.71		0.71		3.98		79		17
CLASS NAV
02-28-2015[3]	12.55	0.12		0.09	0.21	(0.16)	(0.09)	—	(0.25)	12.51	1.74	[4]	0.63	[5]	0.62	[5]	1.98	[5]	509		205
08-31-2014	12.23	0.32		0.46	0.78	(0.38)	(0.08)	—	(0.46)	12.55	6.51		0.64		0.63		2.60		384		100
08-31-2013	13.22	0.30		(0.64)	(0.34)	(0.33)	(0.32)	—	(0.65)	12.23	(2.73)		0.63		0.62		2.31		386		72
08-31-2012	12.57	0.31		0.69	1.00	(0.35)	— [6]	—	(0.35)	13.22	8.16		0.63		0.63		2.39		375		66
08-31-2011	12.58	0.40		0.04	0.44	(0.45)	—	—	(0.45)	12.57	3.69		0.63		0.63		3.25		383		70
08-31-2010	11.86	0.48		0.83	1.31	(0.59)	—	—	(0.59)	12.58	11.44		0.66		0.66		4.00		261		17
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

Lifestyle II Aggressive Portfolio
CLASS R6
02-28-2015[3]	10.77	0.25	[4]	0.09	0.34	(0.14)	(0.02)	—	(0.16)	10.95	3.20	[9]	0.80	[5,6]	0.32	[5,6]	3.20	[4,5]	—	[7]	9
08-31-2014	10.00	—	[4,8]	0.77	0.77	—	—	—	—	10.77	7.70	[9]	10.62	[5,6]	0.38	[5,6]	(0.04)[4,5]		—	[7]	2
CLASS 1
02-28-2015[3]	10.77	0.17	[4]	0.18	0.35	(0.15)	(0.02)	—	(0.17)	10.95	3.24	[9]	0.82	[5,6]	0.32	[5,6]	3.20	[4,5]	20		9
08-31-2014	10.00	—	[4,8]	0.77	0.77	—	—	—	—	10.77	7.70	[9]	9.53	[5,6]	0.33	[5,6]	(0.04)[4,5]		5		2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Annualized. 6. Ratios do not include the expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfol was as follows: 0.09% - 0.53% and 0.09% - 0.52%, for the periods ended 2-28-15 and 8-31-14, respectively. 7. Less than $500,000. 8. Less than $0.005 per share. 9. Not annualized.

Lifestyle II Balanced Portfolio
CLASS R6
02-28-2015[3]	10.64	0.15	[4]	0.12	0.27	(0.14)	(0.01)	—	(0.15)	10.76	2.55	[5]	0.74	[6,7]	0.45	[6,7]	2.94	[4,6]	—	[8]	7
08-31-2014[9]	10.00	0.07	[4]	0.60	0.67	(0.03)	—	—	(0.03)	10.64	6.73	[5]	6.84	[6,7]	0.50	[6,7]	1.00	[4,6]	—	[8]	2
CLASS 1
02-28-2015[3]	10.64	0.16	[4]	0.11	0.27	(0.14)	(0.01)	—	(0.15)	10.76	2.58	[5]	0.59	[6,7]	0.43	[6,7]	2.99	[4,6]	58		7
08-31-2014[9]	10.00	0.05	[4]	0.62	0.67	(0.03)	—	—	(0.03)	10.64	6.74	[5]	5.74	[6,7]	0.45	[6,7]	0.66	[4,6]	9		2
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include the expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% - 0.75% and 0.08%-0.65% for the periods ended 2-28-15 and 8-31-14. 8. Less than $500,000. 9. Period from 12-30-13 (commencement of operations) to 8-31-14.

241

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period												Ratios and supplemental data
		Income (loss) from investment operations				Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]		Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)		Portfolio turnover (%)
Lifestyle II Conservative Portfolio
CLASS R6
02-28-2015[3]	10.49	0.15	[4]	0.04	0.19	(0.12)	(0.01)	—	(0.13)	10.55	1.82	[5]	1.82	[6,7]	0.57	[6,7]	2.83	[4,6]	—	[8]	16
08-31-2014[9]	10.00	0.14	[4]	0.41	0.55	(0.06)	—	—	(0.06)	10.49	5.55	[5]	19.53	[6,7]	0.63	[6,7]	1.99	[4,6]	—	[8]	11
CLASS 1
02-28-2015[3]	10.49	0.13	[4]	0.06	0.19	(0.12)	(0.01)	—	(0.13)	10.55	1.85	[5]	1.52	[6,7]	0.55	[6,7]	2.60	[4,6]	11		16
08-31-2014[9]	10.00	0.09	[4]	0.47	0.56	(0.07)	—	—	(0.07)	10.49	5.57	[5]	18.44	[6,7]	0.58	[6,7]	1.29	[4,6]	2		11
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include the expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the fund. The range of expense ratios of the underlying funds held by the fund was as follows: 0.08% - 0.75% and 0.08% - 0.65% for the periods ended 2-28-15 and 8-31-14, respectively. 8. Less than $500,000. 9. Period from 12-30-13 (commencement of operations) to 8-31-14.

Lifestyle II Growth Portfolio
CLASS R6
02-28-2015[3]	10.71	0.16	[4]	0.17	0.33	(0.13)	(0.01)	—	(0.14)	10.90	3.11	[5]	0.69	[6,7]	0.39	[6,7]	3.08	[4,6]	—	[8]	10
08-31-2014[9]	10.00	0.03	[4]	0.68	0.71	—	—	—	—	10.71	7.10	[5]	6.32	[6,7]	0.44	[6,7]	0.43	[4,6]	—	[8]	21
CLASS 1
02-28-2015[3]	10.71	0.16	[4]	0.17	0.33	(0.14)	(0.01)	—	(0.15)	10.89	3.11	[5]	0.59	[6,7]	0.37	[6,7]	3.02	[4,6]	42		10
08-31-2014[9]	10.00	0.02	[4]	0.69	0.71	—	—	—	—	10.71	7.10	[5]	5.22	[6,7]	0.39	[6,7]	0.29	[4,6]	10		21
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include the expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% - 0.75% and 0.08% - 0.65% for the periods ended 2-28-14 and 8-31-14. 8. Less than $500,000. 9. Period from 12-30-13 (commencement of operations) to 8-31-14.

Lifestyle II Moderate Portfolio
CLASS R6
02-28-2015[3]	10.55	0.18	[4]	0.04	0.22	(0.13)	(0.01)	—	(0.14)	10.63	2.06	[5]	1.34	[6,7]	0.50	[6,7]	3.36	[4,6]	—	[8]	6
08-31-2014[9]	10.00	0.11	[4]	0.49	0.60	(0.05)	—	—	(0.05)	10.55	5.97	[5]	16.64	[6,7]	0.57	[6,7]	1.54	[4,6]	—	[8]	6
CLASS 1
02-28-2015[3]	10.54	0.16	[4]	0.07	0.23	(0.13)	(0.01)	—	(0.14)	10.63	2.19	[5]	1.11	[6,7]	0.49	[6,7]	3.01	[4,6]	18		6
08-31-2014[9]	10.00	0.09	[4]	0.50	0.59	(0.05)	—	—	(0.05)	10.54	5.90	[5]	15.54	[6,7]	0.52	[6,7]	1.32	[4,6]	2		6
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Recognition of net investment income by the portfolio is affected by the timing and frequency of the declaration of dividends by the underlying funds in which the portfolio invests. 5. Not annualized. 6. Annualized. 7. Ratios do not include expenses indirectly incurred from underlying funds and can vary based on the mix of underlying funds held by the portfolio. The range of expense ratios of the underlying funds held by the portfolio was as follows: 0.08% - 0.75% and 0.08% - 0.65% for the period ended 2-28-14 and 8-31-14. 8. Less than $500,000. 9. Period from 12-30-13 (commencement of operations) to 8-31-14.

Mid Cap Stock Fund
CLASS 1
02-28-2015[3]	22.57	(0.02)		1.38	1.36	—	(2.97)	—	(2.97)	20.96	6.69	[4]	0.91	[5]	0.91	[5]	(0.21)[5]		366		40
08-31-2014	21.40	(0.09)		3.97	3.88	—	(2.71)	—	(2.71)	22.57	19.04		0.92		0.91		(0.43)		361		107
08-31-2013	17.68	0.01		4.40	4.41	—	(0.69)	—	(0.69)	21.40	25.79		0.92		0.92		0.07		338		121
08-31-2012	16.79	(0.06)		1.71	1.65	—	(0.76)	—	(0.76)	17.68	10.62		0.92		0.92		(0.33)		311		120
08-31-2011	13.61	(0.06)		3.24	3.18	—	—	—	—	16.79	23.37		0.93		0.93		(0.33)		338		120
08-31-2010	12.45	(0.03)		1.19	1.16	—	—	—	—	13.61	9.32		0.93		0.93		(0.23)		279		123
CLASS NAV
02-28-2015[3]	22.69	(0.02)		1.39	1.37	—	(2.97)	—	(2.97)	21.09	6.70	[4]	0.86	[5]	0.86	[5]	(0.16)[5]		1,316		40
08-31-2014	21.49	(0.08)		3.99	3.91	—	(2.71)	—	(2.71)	22.69	19.10		0.87		0.86		(0.38)		1,328		107
08-31-2013	17.74	0.02		4.42	4.44	—	(0.69)	—	(0.69)	21.49	25.88		0.87		0.87		0.11		1,145		121
08-31-2012	16.84	(0.05)		1.71	1.66	—	(0.76)	—	(0.76)	17.74	10.65		0.87		0.87		(0.28)		687		120
08-31-2011	13.64	(0.05)		3.25	3.20	—	—	—	—	16.84	23.46		0.88		0.88		(0.28)		518		120
08-31-2010	12.47	(0.03)		1.20	1.17	— [6]	—	—	— [6]	13.64	9.40		0.88		0.88		(0.18)		508		123
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share.

242

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period										Ratios and supplemental data
		Income (loss) from investment operations			Less distributions						Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]	Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Mid Value Fund
CLASS NAV
02-28-2015[3]	18.20	0.07	0.38	0.45	(0.14)	(2.04)	—	(2.18)	16.47	2.82 [4]	1.03	[5]	0.98	[5]	0.87 [5]	1,050	21
08-31-2014	14.94	0.13	3.75	3.88	(0.09)	(0.53)	—	(0.62)	18.20	26.44	1.04		0.98		0.77	1,085	40
08-31-2013	13.05	0.15	2.50	2.65	(0.17)	(0.59)	—	(0.76)	14.94	21.15	1.04		0.99		1.08	789	35
08-31-2012	13.87	0.13	1.42	1.55	(0.15)	(2.22)	—	(2.37)	13.05	13.60	1.05		0.99		1.02	599	54
08-31-2011	13.11	0.11	1.87	1.98	(0.25)	(0.97)	—	(1.22)	13.87	14.64	1.04		0.99		0.73	389	50
08-31-2010	12.61	0.26	0.68	0.94	(0.08)	(0.36)	—	(0.44)	13.11	7.28	1.05		1.00		1.93	391	50
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized.

Real Estate Equity Fund
CLASS NAV
02-28-2015[3]	11.53	0.15	1.23	1.38	(0.16)	(0.31)	—	(0.47)	12.44	12.01 [4]	0.92	[5]	0.87	[5]	2.60 [5]	244	7
08-31-2014	9.39	0.13	2.16	2.29	(0.15)	—	—	(0.15)	11.53	24.75	0.93		0.88		1.27	260	15
08-31-2013	9.60	0.16	(0.25)	(0.09)	(0.12)	—	—	(0.12)	9.39	(0.98)	0.93		0.88		1.66	213	11
08-31-2012	8.17	0.11	1.45	1.56	(0.13)	—	—	(0.13)	9.60	19.31	0.93		0.89		1.23	206	14
08-31-2011	6.96	0.07	1.23	1.30	(0.09)	—	—	(0.09)	8.17	18.76	0.91		0.87		0.89	181	19
08-31-2010	5.35	0.10	1.67	1.77	(0.16)	—	—	(0.16)	6.96	33.54	0.92		0.88		1.55	305	40
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized.

Real Estate Securities Fund
CLASS 1
02-28-2015[3]	14.68	0.21	1.43	1.64	(0.25)	(1.12)	—	(1.37)	14.95	11.31 [4]	0.79	[5]	0.78	[5]	2.80 [5]	659	82
08-31-2014	13.41	0.26	2.64	2.90	(0.31)	(1.32)	—	(1.63)	14.68	24.28	0.79		0.78		1.89	567	108
08-31-2013	15.26	0.27	(0.48)	(0.21)	(0.26)	(1.38)	—	(1.64)	13.41	(1.60)	0.79		0.79		1.81	507	111
08-31-2012	13.54	0.22	2.39	2.61	(0.18)	(0.71)	—	(0.89)	15.26	20.36	0.79		0.79		1.59	557	93
08-31-2011	11.53	0.16	2.07	2.23	(0.22)	—	—	(0.22)	13.54	19.49	0.79		0.79		1.22	441	93
08-31-2010	8.72	0.22	2.72	2.94	(0.13)	—	—	(0.13)	11.53	33.94	0.80		0.80		2.13	352	87
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized.

Real Return Bond Fund
CLASS 1
02-28-2015[3]	11.96	(0.09)	(0.07)	(0.16)	(0.28)	—	—	(0.28)	11.52	(1.34)[4]	0.83	[5]	0.82	[5]	(1.49)[5]	95	22
08-31-2014	11.49	0.25	0.49	0.74	(0.27)	—	—	(0.27)	11.96	6.50	0.81		0.80		2.12	103	40
08-31-2013	13.18	0.25	(1.26)	(1.01)	(0.38)	(0.30)	—	(0.68)	11.49	(8.04)	0.82		0.82		1.99	122	44
08-31-2012[6]	13.12	0.28	0.94	1.22	(0.43)	(0.73)	—	(1.16)	13.18	9.88	0.81		0.81		2.16	172	218
08-31-2011	13.08	0.41	0.69	1.10	(0.56)	(0.50)	—	(1.06)	13.12	9.03	0.80		0.80		3.24	121	400
08-31-2010	12.10	0.26	1.15	1.41	(0.43)	—	—	(0.43)	13.08	11.90	0.77		0.77		2.09	94	354
CLASS NAV
02-28-2015[3]	11.82	(0.08)	(0.09)	(0.17)	(0.28)	—	—	(0.28)	11.37	(1.41)[4]	0.78	[5]	0.77	[5]	(1.48)[5]	448	22
08-31-2014	11.35	0.26	0.49	0.75	(0.28)	—	—	(0.28)	11.82	6.62	0.76		0.75		2.27	456	40
08-31-2013	13.03	0.26	(1.25)	(0.99)	(0.39)	(0.30)	—	(0.69)	11.35	(8.02)	0.77		0.77		2.08	434	44
08-31-2012[6]	12.98	0.30	0.92	1.22	(0.44)	(0.73)	—	(1.17)	13.03	9.96	0.76		0.76		2.31	510	218
08-31-2011	12.96	0.42	0.67	1.09	(0.57)	(0.50)	—	(1.07)	12.98	9.01	0.75		0.75		3.30	521	400
08-31-2010	11.99	0.27	1.14	1.41	(0.44)	—	—	(0.44)	12.96	11.99	0.72		0.72		2.15	991	354
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized. 6. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 156%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.02, the ratio of net investment income to average net assets by 0.16% and the ratio of expenses to average net assets by 0.01%.

Science & Technology Fund
CLASS NAV
02-28-2015[3]	14.54	(0.02)	0.84	0.82	—	(2.00)	—	(2.00)	13.36	6.13 [5]	1.05	[6]	1.01	[6]	(0.27)[6]	1,017	57
08-31-2014	11.23	(0.02)	3.59	3.57	(0.01)	(0.25)	—	(0.26)	14.54	32.14	1.05		1.01		(0.17)	1,026	97
08-31-2013[4]	10.00	(0.01)	1.24	1.23	—	—	—	—	11.23	12.30 [5]	1.11	[6]	1.07	[6]	(0.09)[6]	873	45
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Period from 2-14-13 (commencement of operations) to 8-31-13. 5. Not annualized. 6. Annualized.

243

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)	Net assets, end of period (in millions)	Portfolio turnover (%)
Short Term Government Income Fund
CLASS NAV
02-28-2015[3]	9.79	0.03	0.02	0.05	(0.11)	—	—	(0.11)	9.73	0.49	[4]	0.62	[5]	0.61	[5]	0.57 [5]	236	9
08-31-2014	9.79	0.07	0.06	0.13	(0.13)	—	—	(0.13)	9.79	1.36		0.62		0.62		0.67	232	53
08-31-2013	10.07	0.05	(0.17)	(0.12)	(0.16)	—	—	(0.16)	9.79	(1.25)		0.64		0.63		0.49	227	54
08-31-2012	10.14	0.10	0.03	0.13	(0.20)	—	—	(0.20)	10.07	1.26		0.64		0.63		0.99	189	74
08-31-2011	10.25	0.11	0.10	0.21	(0.25)	(0.07)	—	(0.32)	10.14	2.16		0.64		0.63		1.13	140	106
08-31-2010	10.14	0.12	0.26	0.38	(0.25)	(0.02)	—	(0.27)	10.25	3.78		0.68		0.64		1.22	136	137
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized.

Small Cap Growth Fund
CLASS NAV
02-28-2015[3]	11.06	(0.02)	0.87	0.85	—	(1.31)	—	(1.31)	10.60	8.18	[4]	1.09	[5]	1.08	[5]	(0.46)[5]	240	49
08-31-2014	10.22	(0.09)	2.03	1.94	—	(1.10)	—	(1.10)	11.06	19.49		1.11		1.10		(0.83)	240	100
08-31-2013	8.59	(0.03)	2.20	2.17	—	(0.54)	—	(0.54)	10.22	26.90		1.12		1.12		(0.27)	211	122
08-31-2012	10.07	(0.06)	0.81	0.75	—	(2.23)	—	(2.23)	8.59	10.54		1.12		1.12		(0.69)	138	147
08-31-2011	8.91	(0.07)	2.30	2.23	—	(1.07)	—	(1.07)	10.07	24.62		1.12		1.12		(0.64)	150	144
08-31-2010	8.38	(0.07)	0.60	0.53	—	—	—	—	8.91	6.32		1.13		1.13		(0.75)	149	143
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized.

Small Cap Opportunities Fund
CLASS 1
02-28-2015[3]	30.84	0.03	0.73	0.76	(0.03)	(4.62)	—	(4.65)	26.95	2.75	[4]	1.11	[5]	1.03	[5]	0.19 [5]	69	57
08-31-2014	28.54	— [6]	5.25	5.25	(0.06)	(2.89)	—	(2.95)	30.84	18.66		1.12		1.03		— [7]	75	30
08-31-2013	22.72	0.11	6.22	6.33	(0.12)	(0.39)	—	(0.51)	28.54	28.31		1.11		1.02		0.41	68	22
08-31-2012	20.02	0.02	2.73	2.75	(0.05)	—	—	(0.05)	22.72	13.76		1.12		1.03		0.11	54	30
08-31-2011	16.16	0.02	3.84	3.86	—	—	—	—	20.02	23.89		1.11		1.02		0.10	58	34
08-31-2010	15.14	(0.01)	1.06	1.05	(0.03)	—	—	(0.03)	16.16	6.90		1.12		1.04		(0.06)	48	33
CLASS NAV
02-28-2015[3]	30.70	0.03	0.73	0.76	(0.04)	(4.62)	—	(4.66)	26.80	2.78	[4]	1.06	[5]	0.98	[5]	0.25 [5]	169	57
08-31-2014	28.42	0.02	5.23	5.25	(0.08)	(2.89)	—	(2.97)	30.70	18.72		1.07		0.98		0.05	139	30
08-31-2013	22.63	0.13	6.18	6.31	(0.13)	(0.39)	—	(0.52)	28.42	28.35		1.06		0.97		0.49	113	22
08-31-2012	19.94	0.03	2.72	2.75	(0.06)	—	—	(0.06)	22.63	13.82		1.07		0.98		0.16	101	30
08-31-2011	16.09	0.03	3.82	3.85	—	—	—	—	19.94	23.93		1.06		0.97		0.16	94	34
08-31-2010	15.07	— [6]	1.05	1.05	(0.03)	—	—	(0.03)	16.09	6.98		1.07		0.99		(0.01)	105	33
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Less than $0.005 per share. 7. Less than 0.005%.

Small Company Growth Fund
CLASS NAV
02-28-2015[3]	21.16	(0.03)	1.60	1.57	—	(2.29)	—	(2.29)	20.44	7.90	[4]	1.05	[5]	1.04	[5]	(0.29)[5]	204	14
08-31-2014	18.26	(0.03)	3.86	3.83	—	(0.93)	—	(0.93)	21.16	21.25		1.06		1.05		(0.14)	204	33
08-31-2013	14.76	0.02	3.98	4.00	(0.03)	(0.47)	—	(0.50)	18.26	27.81		1.07		1.07		0.13	176	30
08-31-2012	13.04	(0.01)	1.73	1.72	—	—	—	—	14.76	13.19		1.08		1.08		(0.09)	105	32
08-31-2011	10.46	(0.06)	2.64	2.58	—	—	—	—	13.04	24.67		1.07		1.07		(0.44)	109	46
08-31-2010	9.51	(0.03)[6]	0.99	0.96	—	—	(0.01)	(0.01)	10.46	10.09		1.11		1.11		(0.31)[6]	116	35
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized. 6. Net investment income (loss) per share and ratio of net investment income (loss) to average net assets reflect a special dividend received by the fund which amounted to $0.02 and 0.22%, respectively.

244

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
Small Company Value Fund
CLASS 1
02-28-2015[3]	37.30	0.15	0.18	0.33	(0.23)	(3.01)	—	(3.24)	34.39	0.89	[4]	1.13	[5]	1.06	[5]	0.86	[5]	98	14
08-31-2014	32.79	0.15	4.60	4.75	(0.05)	(0.19)	—	(0.24)	37.30	14.48		1.12		1.06		0.42		110	20
08-31-2013	27.07	0.30	5.98	6.28	(0.56)	—	—	(0.56)	32.79	23.51		1.13		1.07		0.98		118	10
08-31-2012	24.29	0.21	2.78	2.99	(0.21)	—	—	(0.21)	27.07	12.37		1.13		1.08		0.79		109	6
08-31-2011	20.19	0.11	4.12	4.23	(0.13)	—	—	(0.13)	24.29	20.91		1.12		1.07		0.42		112	13
08-31-2010	19.71	0.09	0.58	0.67	(0.19)	—	—	(0.19)	20.19	3.34		1.12		1.07		0.42		98	26
CLASS NAV
02-28-2015[3]	37.28	0.16	0.19	0.35	(0.25)	(3.01)	—	(3.26)	34.37	0.94	[4]	1.08	[5]	1.01	[5]	0.91	[5]	255	14
08-31-2014	32.77	0.17	4.60	4.77	(0.07)	(0.19)	—	(0.26)	37.28	14.54		1.07		1.01		0.47		281	20
08-31-2013	27.05	0.32	5.98	6.30	(0.58)	—	—	(0.58)	32.77	23.58		1.08		1.02		1.03		236	10
08-31-2012	24.27	0.22	2.78	3.00	(0.22)	—	—	(0.22)	27.05	12.42		1.08		1.03		0.85		213	6
08-31-2011	20.17	0.12	4.12	4.24	(0.14)	—	—	(0.14)	24.27	20.97		1.07		1.02		0.48		218	13
08-31-2010	19.69	0.10	0.57	0.67	(0.19)	—	—	(0.19)	20.17	3.39		1.07		1.02		0.47		251	26
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized.

Spectrum Income Fund
CLASS NAV
02-28-2015[3]	11.25	0.15	(0.20)	(0.05)	(0.23)	(0.28)	—	(0.51)	10.69	(0.43)[4]		0.77	[5]	0.74	[5]	2.84	[5]	924	34
08-31-2014	10.89	0.36	0.63	0.99	(0.35)	(0.28)	—	(0.63)	11.25	9.30		0.79		0.75		3.22		965	59
08-31-2013	11.06	0.35	(0.12)	0.23	(0.39)	(0.01)	—	(0.40)	10.89	2.05		0.79		0.76		3.11		1,033	69
08-31-2012	10.70	0.41	0.47	0.88	(0.52)	—	—	(0.52)	11.06	8.52		0.79		0.76		3.86		1,059	69
08-31-2011	10.53	0.43	0.28	0.71	(0.54)	—	—	(0.54)	10.70	6.91		0.79		0.76		3.99		994	74
08-31-2010	10.00	0.47	0.56	1.03	(0.50)	—	—	(0.50)	10.53	10.58		0.79		0.76		4.55		837	79
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized.

Strategic Equity Allocation Fund
CLASS NAV
02-28-2015[3]	13.96	0.09	0.33	0.42	(0.24)	(0.35)	—	(0.59)	13.79	3.10	[5]	0.66	[6]	0.53	[6]	1.39	[6]	6,189	16
08-31-2014	11.82	0.23	2.31	2.54	(0.20)	(0.20)	—	(0.40)	13.96	21.80		0.66		0.52		1.79		5,942	19
08-31-2013	10.21	0.21	1.54	1.75	(0.13)	(0.01)	—	(0.14)	11.82	17.28		0.66		0.50		1.84		4,417	10
08-31-2012[4]	10.00	0.07	0.14	0.21	—	—	—	—	10.21	2.10	[5]	0.68	[6]	0.51	[6]	1.93	[6]	3,135	6
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Period from 4-13-12 (commencement of operations) to 8-31-12. 5. Not annualized. 6. Annualized.

Total Return Fund
CLASS 1
02-28-2015[3]	14.00	0.10	0.26	0.36	(0.37)	(0.03)	—	(0.40)	13.96	2.67	[4]	0.76	[5]	0.74	[5]	1.47	[5]	285	35
08-31-2014	13.72	0.21	0.52	0.73	(0.26)	(0.19)	—	(0.45)	14.00	5.45		0.77		0.74		1.50		318	130
08-31-2013	14.70	0.22	(0.45)	(0.23)	(0.42)	(0.33)	—	(0.75)	13.72	(1.67)		0.79		0.78		1.56		355	205
08-31-2012[6]	14.11	0.33	0.68	1.01	(0.36)	(0.06)	—	(0.42)	14.70	7.38		0.78		0.78		2.32		410	193
08-31-2011	15.04	0.30	0.03	0.33	(0.56)	(0.70)	—	(1.26)	14.11	2.43		0.78		0.78		2.12		363	417
08-31-2010	14.02	0.28	1.38	1.66	(0.47)	(0.17)	—	(0.64)	15.04	12.22		0.77		0.77		1.99		349	379
CLASS NAV
02-28-2015[3]	13.96	0.10	0.26	0.36	(0.38)	(0.03)	—	(0.41)	13.91	2.63	[4]	0.71	[5]	0.69	[5]	1.51	[5]	1,773	35
08-31-2014	13.68	0.22	0.52	0.74	(0.27)	(0.19)	—	(0.46)	13.96	5.52		0.72		0.69		1.56		2,178	130
08-31-2013	14.65	0.23	(0.44)	(0.21)	(0.43)	(0.33)	—	(0.76)	13.68	(1.56)		0.74		0.73		1.61		2,226	205
08-31-2012[6]	14.07	0.33	0.68	1.01	(0.37)	(0.06)	—	(0.43)	14.65	7.37		0.73		0.73		2.37		2,034	193
08-31-2011	15.00	0.31	0.03	0.34	(0.57)	(0.70)	—	(1.27)	14.07	2.49		0.73		0.73		2.16		1,920	417
08-31-2010	13.99	0.29	1.36	1.65	(0.47)	(0.17)	—	(0.64)	15.00	12.22		0.72		0.72		2.02		1,832	379
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Not annualized. 6. In accordance with Accounting Standards Update 2011-03, Reconsideration of Effective Control for Repurchase Agreements, the fund now recognizes sale-buybacks as secured borrowings and not as purchases and sales of securities. Accordingly, the fund has excluded these transactions from its portfolio turnover calculation. Had these transactions been included, the portfolio turnover rate would have been 274%. The fund also recorded additional income and expenses which were offset by corresponding adjustments to realized and unrealized gain/loss. These adjustments had no overall impact to the per share net asset value but did increase the net investment income per share by $0.005, the ratio of net investment income to average net assets by 0.01% and the ratio of expenses to average net assets by 0.005%

245

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Financial highlights

Per share operating performance for a share outstanding throughout the period											Ratios and supplemental data
		Income (loss) from investment operations			Less distributions							Ratios to average net assets
Period ended	Net asset value, beginning of period ($)	Net investment income (loss) ($)[1]	Net real- ized and unrealized gain (loss) on invest- ments ($)	Total from investment oper- ations ($)	From net investment income ($)	From net realized gain ($)	From tax return of capital ($)	Total distri- butions ($)	Net asset value, end of period ($)	Total return (%)[2]		Expenses before reductions (%)		Expenses including reductions (%)		Net investment income (loss) (%)		Net assets, end of period (in millions)	Portfolio turnover (%)
U.S. High Yield Bond Fund
CLASS 1
02-28-2015[3]	12.59	0.35	(0.25)	0.10	(0.43)	(0.48)	—	(0.91)	11.78	0.93	[5]	0.83	[4]	0.82	[4]	5.93	[4]	91	28
08-31-2014	12.49	0.70	0.44	1.14	(0.80)	(0.24)	—	(1.04)	12.59	9.60		0.82		0.81		5.59		95	54
08-31-2013	12.83	0.76	(0.16)	0.60	(0.79)	(0.15)	—	(0.94)	12.49	4.78		0.81		0.81		5.95		92	61
08-31-2012	12.49	0.85	0.57	1.42	(0.90)	(0.18)	—	(1.08)	12.83	12.11		0.82		0.82		6.86		95	38
08-31-2011	12.62	0.91	(0.07)	0.84	(0.97)	—	—	(0.97)	12.49	6.77		0.82		0.82		7.11		67	53
08-31-2010	11.74	0.97	0.91	1.88	(1.00)	—	—	(1.00)	12.62	16.57		0.81		0.81		7.84		52	34
CLASS NAV
02-28-2015[3]	12.58	0.36	(0.26)	0.10	(0.43)	(0.48)	—	(0.91)	11.77	0.96	[5]	0.78	[4]	0.77	[4]	5.96	[4]	292	28
08-31-2014	12.48	0.71	0.44	1.15	(0.81)	(0.24)	—	(1.05)	12.58	9.66		0.77		0.76		5.64		391	54
08-31-2013	12.82	0.77	(0.16)	0.61	(0.80)	(0.15)	—	(0.95)	12.48	4.84		0.76		0.76		6.00		605	61
08-31-2012	12.48	0.86	0.57	1.43	(0.91)	(0.18)	—	(1.09)	12.82	12.18		0.77		0.77		6.91		564	38
08-31-2011	12.62	0.92	(0.08)	0.84	(0.98)	—	—	(0.98)	12.48	6.74		0.77		0.77		7.17		458	53
08-31-2010	11.74	0.97	0.92	1.89	(1.01)	—	—	(1.01)	12.62	16.63		0.76		0.76		7.89		697	34
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Annualized. 5. Not annualized.

Value Fund
CLASS NAV
02-28-2015[3]	12.91	0.03	0.38	0.41	(0.07)	(0.87)	—	(0.94)	12.38	3.34	[4]	0.73	[5]	0.72	[5]	0.47	[5]	413	17
08-31-2014	11.04	0.07	2.51	2.58	(0.06)	(0.65)	—	(0.71)	12.91	24.03		0.74		0.73		0.54		422	45
08-31-2013	10.01	0.09	2.30	2.39	(0.13)	(1.23)	—	(1.36)	11.04	26.46		0.78		0.77		0.88		308	42
08-31-2012	9.37	0.10	1.50	1.60	(0.10)	(0.86)	—	(0.96)	10.01	18.28		0.79		0.79		1.05		145	22
08-31-2011	8.59	0.09	1.35	1.44	(0.07)	(0.59)	—	(0.66)	9.37	16.42		0.80		0.79		0.88		160	41
08-31-2010	7.77	0.09	0.80	0.89	(0.07)	—	—	(0.07)	8.59	11.40		0.80		0.80		1.02		145	60
1. Based on average daily shares outstanding. 2. Total returns would have been lower had certain expenses not been reduced during the applicable periods. 3. Six months ended 2-28-15. Unaudited. 4. Not annualized. 5. Annualized.

246

The accompanying notes are an integral part of the financial statements.

John Hancock Funds II

Notes to financial statements

1.  ORGANIZATION John Hancock Funds II (the Trust) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). It is a series company with multiple investment series (the funds), forty of which are presented in this report.

The funds may offer multiple classes of shares. The shares currently offered by the Trust are detailed in the Statements of assets and liabilities. Class A shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class 1 shares are offered only to certain affiliates of Manulife Financial Corporate (MFC). Class NAV shares are offered to affiliated John Hancock funds including the John Hancock Lifestyle, Retirement Choices and Retirement Living Portfolios, other affiliated John Hancock funds and the John Hancock Freedom 529 plan. The Lifestyle, Retirement Choices, Lifestyle II, Retirement Living and Retirement Living II Portfolios are series of the Trust and operate as “funds of funds” that invest in other series of the Trust, other John Hancock funds and certain other investments. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage for each class may differ.

The accounting policies of the John Hancock underlying funds in which the funds invest are outlined in the underlying funds’ shareholder reports, which include the underlying funds’ financial statements, available without charge by calling 800-344-1029 or visiting jhinvestments.com, on the Securities and Exchange Commission (SEC) website at sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds are not covered by this report.

2.  SIGNIFICANT ACCOUNTING POLICIES The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The funds qualify as investment companies under Topic 946 of Accounting Standards Codification of US GAAP.

Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the funds:

Security valuation.  Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time (ET). In order to value the securities, the funds use the following valuation techniques: Equity securities, including exchange-traded and closed-end funds, held by the funds are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the funds in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective net asset values each business day. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Options listed on an exchange are valued at the mean of the most recent bid and ask prices from the exchange where the option was acquired or most likely will be sold. Swaps and unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Futures contracts are valued at settlement prices, which are the official closing prices published by the exchange on which they trade. Foreign index futures that trade in the electronic trading market subsequent to the close of regular trading and have sufficient liquidity will be valued at the last traded price in the electronic trading market as of 4:00 p.m ET. Foreign securities and currencies, including forward foreign currency contracts, are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter (OTC) market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost.

Other funds’ securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the funds Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the funds’ Pricing Committee, following procedures established by the Board of Trustees. The funds use fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The funds use a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the funds’ own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

For Small Cap Growth Fund, securities with market value of approximately $4,990,239 at the beginning of the year were transferred from Level 2 to 1 during the period since quoted prices in active markets for identical securities became available.

As of February 28, 2015, all investments for All Cap Core Fund, Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio, Lifestyle II Moderate Portfolio, Small Company Growth Fund and Small Company Value Fund are categorized as Level 1 under the hierarchy described above.

All investments for Real Estate Securities Fund are categorized as Level 1 under the hierarchy described above, except for repurchase agreements and/or short-term discount notes which are categorized as Level 2.

All investments for Real Estate Equity Fund are categorized as Level 1 under the hierarchy described above, except for convertible bonds, which are categorized as Level 2.

247

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

All investments for Asia Pacific Total Return Bond Fund and Short Term Government Income Fund are categorized as Level 2 under the hierarchy described above, except for futures which are categorized as Level 1.

All investments for Core Bond Fund are categorized as Level 2 under the hierarchy described above, except for securities lending collateral and money market funds which are categorized as Level 1.

All investments for Total Return Fund are categorized as Level 2 under the hierarchy described above, except for preferred securities and futures which are categorized as Level 1.

The following is a summary of the values by input classification of the funds investments as of February 28, 2015, by major security category or type:

	Total Market Value at 2-28-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Active Bond Fund
U.S. Government and Agency obligations	$471,915,291	—	$471,915,291	—
Foreign government obligations	2,332,450	—	2,332,450	—
Corporate bonds	770,368,841	—	769,202,511	$1,166,330
Capital preferred securities	17,214,614	—	17,214,614	—
Term loans	5,322,747	—	5,322,747	—
Municipal bonds	3,666,890	—	3,666,890	—
Collateralized mortgage obligations	336,240,300	—	336,070,413	169,887
Asset backed securities	162,079,337	—	162,079,337	—
Preferred securities	12,409,970	$8,958,307	3,451,663	—
Escrow certificates	163,800	—	163,800	—
Securities lending collateral	5,049,452	5,049,452	—	—
Short-term investments	130,996,712	115,540,712	15,456,000	—
Total Investments in Securities	$1,917,760,404	$129,548,471	$1,786,875,716	$1,336,217

Alpha Opportunities Fund
Common stocks
Consumer discretionary	$283,998,956	$252,650,439	$31,126,772	$221,745
Consumer staples	95,147,987	75,553,214	19,594,773	—
Energy	99,255,938	83,870,417	15,385,521	—
Financials	249,936,069	216,056,394	33,780,750	98,925
Health care	311,398,463	278,061,025	33,337,438	—
Industrials	249,924,568	222,064,445	27,860,123	—
Information technology	378,170,277	339,361,025	38,809,252	—
Materials	108,433,023	92,080,767	16,352,256	—
Telecommunication services	13,742,524	8,069,436	5,673,088	—
Utilities	17,896,440	15,187,885	2,708,555	—
Preferred securities
Consumer discretionary	517,413	—	—	517,413
Financials	2,387,460	—	—	2,387,460
Health care	471,688	—	—	471,688
Industrials	960,809	—	—	960,809
Information technology	19,780,659	—	713,906	19,066,753
Warrants	1,258,271	—	1,258,271	—
Securities lending collateral	65,969,599	65,969,599	—	—
Short-term investments	41,300,000	—	41,300,000	—
Total Investments in Securities	$1,940,550,144	$1,648,924,646	$267,900,705	$23,724,793

Blue Chip Growth Fund
Common stocks
Consumer discretionary	$656,754,546	$651,356,574	$5,397,972	—
Consumer staples	73,346,786	73,346,786	—	—
Energy	47,137,110	47,137,110	—	—
Financials	185,008,049	185,008,049	—	—
Health care	683,976,919	683,976,919	—	—
Industrials	357,892,299	357,892,299	—	—
Information technology	653,815,011	620,593,742	33,221,269	—
Materials	101,928,432	101,928,432	—	—
Telecommunication services	407,620	—	407,620	—
Securities lending collateral	18,838,727	18,838,727	—	—
Short-term investments	6,512,307	6,512,307	—	—
Total Investments in Securities	$2,785,617,806	$2,746,590,945	$39,026,861	—

248

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 2-28-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Capital Appreciation Fund
Common stocks
Consumer discretionary	$582,450,355	$519,304,383	$63,145,972	—
Consumer staples	116,554,260	116,554,260	—	—
Energy	77,138,445	77,138,445	—	—
Financials	79,627,216	79,627,216	—	—
Health care	493,798,617	493,798,617	—	—
Industrials	111,759,748	111,759,748	—	—
Information technology	864,657,771	841,069,575	23,588,196	—
Materials	42,282,130	42,282,130	—	—
Securities lending collateral	38,379,643	38,379,643	—	—
Total Investments in Securities	$2,406,648,185	$2,319,914,017	$86,734,168	—

Capital Appreciation Value Fund
Common stocks
Consumer discretionary	$180,107,070	$180,107,070	—	—
Consumer staples	58,549,793	54,967,342	$3,582,451	—
Energy	50,091,624	50,091,624	—	—
Financials	228,264,279	211,647,057	16,617,222	—
Health care	321,239,056	321,239,056	—	—
Industrials	258,325,508	258,325,508	—	—
Information technology	160,638,943	160,638,943	—	—
Materials	15,757,978	15,757,978	—	—
Telecommunication services	6,085,848	6,085,848	—	—
Utilities	42,065,797	42,065,797	—	—
Preferred securities	41,148,264	41,148,264	—	—
Corporate bonds	468,234,786	—	468,234,786	—
Convertible bonds	1,902,325	—	1,902,325	—
Term loans	103,674,373	—	103,674,373	—
Asset backed securities	10,206,502	—	10,206,502	—
Securities lending collateral	44,926	44,926	—	—
Short-term investments	264,475,790	264,475,790	—	—
Total Investments in Securities	$2,210,812,862	$1,606,595,203	$604,217,659	—
Other Financial Instruments:
Written options	($8,827,682)	($1,264,413)	($7,563,269)	—

Equity-Income Fund
Common stocks
Consumer discretionary	$271,274,572	$264,325,678	$6,948,894	—
Consumer staples	92,899,856	92,899,856	—	—
Energy	263,602,563	263,602,563	—	—
Financials	413,651,696	413,651,696	—	—
Health care	148,433,618	137,702,983	10,730,635	—
Industrials	298,983,728	298,983,728	—	—
Information technology	242,612,675	227,605,974	—	$15,006,701
Materials	120,312,154	120,312,154	—	—
Telecommunication services	79,529,155	65,682,833	13,846,322	—
Utilities	133,302,141	133,302,141	—	—
Securities lending collateral	7,238,631	7,238,631	—	—
Short-term investments	116,406,051	116,406,051	—	—
Total Investments in Securities	$2,188,246,840	$2,141,714,288	$31,525,851	$15,006,701

Fundamental Global Franchise Fund
Common stocks
Belgium	$9,722,806	—	$9,722,806	—
France	23,581,902	—	23,581,902	—
Germany	26,238,763	—	26,238,763	—
Ireland	19,426,895	—	19,426,895	—
Netherlands	24,159,684	—	24,159,684	—
South Korea	15,013,583	—	15,013,583	—
Switzerland	8,220,993	—	8,220,993	—
United Kingdom	86,462,359	—	86,462,359	—
United States	235,731,083	$235,731,083	—	—
Short-term investments	22,872,000	—	22,872,000	—
Total Investments in Securities	$471,430,068	$235,731,083	$235,698,985	—

249

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 2-28-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Global Bond Fund
Foreign government obligations	$308,960,456	—	$308,960,456	—
Corporate bonds	97,289,886	—	96,289,886	$1,000,000
U.S. Government and Agency obligations	65,832,612	—	65,832,612	—
Collateralized mortgage obligations	69,164,665	—	69,164,665	—
Asset backed securities	6,707,368	—	6,707,368	—
Common stocks	52,220	$52,220	—	—
Preferred securities	148,552	148,552	—	—
Escrow shares	1,170,750	—	1,170,750	—
Purchased options	125,269	—	125,269	—
Certificate of deposit	7,805,704	—	7,805,704	—
Short-term investments	38,563,727	—	38,563,727	—
Total Investments in Securities	$595,821,209	$200,772	$594,620,437	$1,000,000
Sale commitments outstanding	($99,127,333)	—	($99,127,333)	—
Reverse repurchase agreement	($1,503,750)	—	($1,503,750)	—
Other Financial Instruments:
Futures	$1,089,096	$1,089,096	—	—
Forward foreign currency contracts	$1,449,414	—	$1,449,414	—
Written options	($464,738)	—	($464,738)	—
Interest rate swaps	($6,182,274)	—	($6,182,274)	—
Credit default swaps	($2,013,970)	—	($2,013,970)	—
Currency swaps	$670,178	—	$670,178	—

Global Real Estate Fund
Common stocks
Australia	$18,978,725	—	$18,978,725	—
Canada	4,275,596	$4,275,596	—	—
China	668,085	—	668,085	—
Finland	1,787,622	—	1,787,622	—
France	13,623,398	—	13,623,398	—
Germany	7,403,757	—	7,403,757	—
Hong Kong	22,518,039	—	22,518,039	—
Ireland	939,163	—	939,163	—
Italy	605,438	—	605,438	—
Japan	36,681,647	—	36,681,647	—
Jersey, Channel Islands	1,302,596	—	1,302,596	—
Malta	5	—	—	$5
Norway	283,406	—	283,406	—
Singapore	10,359,656	—	10,359,656	—
Spain	1,266,849	—	1,266,849	—
Sweden	3,465,568	—	3,465,568	—
Switzerland	1,764,746	—	1,764,746	—
United Kingdom	19,750,998	—	19,750,998	—
United States	168,865,400	168,865,400	—	—
Warrants	109,024	109,024	—	—
Securities lending collateral	1,188,788	1,188,788	—	—
Total Investments in Securities	$315,838,506	$174,438,808	$141,399,693	$5

Health Sciences Fund
Common stocks
Consumer staples	$9,784,483	$7,713,029	$2,071,454	—
Health care	418,519,094	402,120,920	16,338,207	$59,967
Industrials	11,950,842	11,950,842	—	—
Information technology	5,231,824	5,231,824	—	—
Preferred securities
Health care	1,850,998	1,586,196	—	264,802
Information technology	307,268	—	—	307,268
Rights	43,784	43,784	—	—
Short-term investments	13,761,721	13,761,721	—	—
Total Investments in Securities	$461,450,014	$442,408,316	$18,409,661	$632,037
Other Financial Instruments:
Written options	($280,540)	($280,540)	—	—

250

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 2-28-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
High Yield Fund
Foreign government obligations	$2,604,527	—	$2,604,527	—
Corporate bonds	612,240,829	—	606,440,031	$5,800,798
Capital preferred securities	1,243,975	—	1,243,975	—
Convertible bonds	2,514,259	—	2,514,259	—
Term loans	25,205,305	—	25,205,305	—
Common stocks	20,630,433	$12,956,800	394,812	7,278,821
Preferred securities	9,208,669	8,490,017	718,652	—
Warrants	129,780	—	129,780	—
Securities lending collateral	14,845,731	14,845,731	—	—
Total Investments in Securities	$688,623,508	$36,292,548	$639,251,341	$13,079,619
Other Financial Instruments:
Futures	$20,762	$20,762	—	—
Forward foreign currency contracts	$392,333	—	$392,333	—

International Growth Opportunities Fund
Common stocks
Argentina	$11,472,970	$11,472,970	—	—
Australia	9,619,691	—	$9,619,691	—
Brazil	3,451,745	3,451,745	—	—
Chile	3,924,390	3,924,390	—	—
China	112,140,421	63,518,797	48,621,624	—
Denmark	29,275,428	—	29,275,428	—
France	40,721,016	—	40,721,016	—
Germany	34,252,053	—	34,252,053	—
Hong Kong	37,457,758	—	37,457,758	—
Ireland	13,975,984	—	13,975,984	—
Italy	32,038,467	—	32,038,467	—
Japan	93,879,667	—	93,879,667	—
Norway	8,195,266	—	8,195,266	—
Peru	11,429,540	11,429,540	—	—
Portugal	3,286,484	—	3,286,484	—
Russia	6,094,846	—	6,094,846	—
Singapore	3,757,809	—	3,757,809	—
South Korea	18,650,471	—	18,650,471	—
Spain	77,642,676	—	77,642,676	—
Sweden	90,225,093	—	90,225,093	—
Switzerland	34,078,986	—	34,078,986	—
Turkey	16,388,306	—	16,388,306	—
United Kingdom	153,916,904	—	153,916,904	—
Short-term investments	3,883,167	3,883,167	—	—
Total Investments in Securities	$849,759,138	$97,680,609	$752,078,529	—

International Growth Stock Fund
Common stocks
Australia	$23,453,521	—	$23,453,521	—
Belgium	11,349,151	—	11,349,151	—
Brazil	28,348,393	$12,418,433	15,929,960	—
Canada	45,879,937	45,879,937	—	—
China	32,596,120	11,642,683	20,953,437	—
Denmark	16,813,999	—	16,813,999	—
France	22,028,592	—	22,028,592	—
Germany	52,454,449	—	52,454,449	—
Hong Kong	23,813,132	—	23,813,132	—
Ireland	394,481	—	394,481	—
Israel	15,456,012	15,456,012	—	—
Japan	53,889,998	—	53,889,998	—
Mexico	13,552,901	13,552,901	—	—
Netherlands	8,617,334	—	8,617,334	—
Singapore	28,372,496	11,681,569	16,690,927	—
South Korea	10,885,126	—	10,885,126	—
Spain	7,222,707	—	7,222,707	—
Sweden	18,734,308	—	18,734,308	—
Switzerland	55,894,896	—	55,894,896	—
Taiwan	13,277,909	—	13,277,909	—
Thailand	10,105,480	—	10,105,480	—
Turkey	7,175,531	—	7,175,531	—
United Kingdom	128,115,358	—	128,115,358	—
Short-term investments	50,754,167	50,754,167	—	—
Total Investments in Securities	$679,185,998	$161,385,702	$517,800,296	—

251

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 2-28-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Small Cap Fund
Common stocks
Austria	$6,910,265	—	$6,910,265	—
Bahamas	8,724,059	$8,724,059	—	—
Belgium	10,309,814	—	10,309,814	—
Brazil	7,343,243	—	7,343,243	—
Canada	45,047,284	45,047,284	—	—
China	22,279,017	—	22,279,017	—
Finland	27,217,850	—	27,217,850	—
France	10,553,190	—	10,553,190	—
Germany	34,924,643	—	34,924,643	—
Greece	2,601,074	—	2,601,074	—
Hong Kong	48,037,151	—	48,037,151	—
India	4,703,599	—	4,703,599	—
Italy	20,102,461	—	20,102,461	—
Japan	112,371,813	—	112,371,813	—
Luxembourg	9,223,309	—	9,223,309	—
Netherlands	36,882,054	—	36,882,054	—
Norway	12,967,588	—	12,967,588	—
Singapore	1,174,597	—	—	$1,174,597
South Korea	58,920,084	—	58,920,084	—
Spain	14,190,064	—	14,190,064	—
Sweden	9,654,251	—	9,654,251	—
Switzerland	19,201,373	11,510,516	7,690,857	—
Taiwan	34,544,136	—	34,544,136	—
United Kingdom	75,408,982	—	75,408,982	—
Preferred securities	8,333,581	—	8,333,581	—
Exchange-traded funds	10,515,990	10,515,990	—	—
Securities lending collateral	41,253,278	41,253,278	—	—
Short-term investments	39,000,000	—	39,000,000	—
Total Investments in Securities	$732,394,750	$117,051,127	$614,169,026	$1,174,597

International Value Fund
Common stocks
Belgium	$10,569,890	—	$10,569,890	—
Brazil	11,211,013	—	11,211,013	—
Canada	79,936,173	$79,936,173	—	—
China	112,359,064	25,005,794	87,353,270	—
Denmark	7,413,556	—	7,413,556	—
France	201,130,252	—	201,130,252	—
Germany	166,148,476	—	166,148,476	—
Hong Kong	89,980,184	—	89,980,184	—
India	12,418,553	—	12,418,553	—
Ireland	19,264,449	—	19,264,449	—
Israel	31,994,378	31,994,378	—	—
Italy	57,324,252	—	57,324,252	—
Japan	110,491,562	—	110,491,562	—
Netherlands	140,506,339	—	140,506,339	—
Norway	14,781,159	—	14,781,159	—
Russia	8,212,447	8,212,447	—	—
Singapore	12,934,109	—	12,934,109	—
South Korea	257,966,547	44,292,793	213,673,754	—
Spain	20,727,715	—	20,727,715	—
Sweden	12,619,637	—	12,619,637	—
Switzerland	137,572,999	—	137,572,999	—
Thailand	8,773,603	—	8,773,603	—
United Arab Emirates	7,571,467	—	7,571,467	—
United Kingdom	358,017,206	16,276,416	341,740,790	—
United States	21,388,388	21,388,388	—	—
Preferred securities	4,567,712	4,567,712	—	—
Securities lending collateral	74,117,241	74,117,241	—	—
Short-term investments	75,000,000	—	75,000,000	—
Total Investments in Securities	$2,064,998,371	$305,791,342	$1,759,207,029	—

252

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 2-28-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment Quality Bond Fund
U.S. Government and Agency obligations	$226,828,794	—	$226,828,794	—
Foreign government obligations	13,344,876	—	13,344,876	—
Corporate bonds	198,556,596	—	197,907,408	$649,188
Capital preferred securities	369,520	—	369,520	—
Municipal bonds	9,661,092	—	9,661,092	—
Term loans	21,166,660	—	21,166,660	—
Collateralized mortgage obligations	61,564,279	—	61,564,279	—
Asset backed securities	33,158,379	—	28,805,840	4,352,539
Preferred securities	863,200	$863,200	—	—
Purchased options	6,642	—	6,642	—
Securities lending collateral	605,140	605,140	—	—
Short-term investments	136,449,805	—	136,449,805	—
Total Investments in Securities	$702,574,983	$1,468,340	$696,104,916	$5,001,727
Other Financial Instruments:
Futures	($17,863)	($17,863)	—	—
Forward foreign currency contracts	($109,965)	—	($109,965)	—
Interest rate swaps	($794,410)	—	($794,410)	—
Credit default swaps	($1,014,989)	—	($1,014,989)	—

Mid Cap Stock Fund
Common stocks
Consumer discretionary	$350,635,214	$334,161,396	$15,075,203	$1,398,615
Consumer staples	47,776,691	47,776,691	—	—
Energy	28,765,312	28,765,312	—	—
Financials	105,350,476	83,082,925	21,676,635	590,916
Health care	279,099,554	254,569,066	24,530,488	—
Industrials	278,437,567	278,437,567	—	—
Information technology	366,124,690	352,587,413	13,537,277	—
Materials	51,910,248	51,910,248	—	—
Preferred securities	114,647,549	—	—	114,647,549
Warrants	215,020	215,020	—	—
Securities lending collateral	106,895,156	106,895,156	—	—
Short-term investments	71,404,377	6,804,377	64,600,000	—
Total Investments in Securities	$1,801,261,854	$1,545,205,171	$139,419,603	$116,637,080

Mid Value Fund
Common stocks
Consumer discretionary	$110,343,978	$108,060,456	$2,283,522	—
Consumer staples	81,070,459	77,329,121	3,741,338	—
Energy	62,460,722	62,460,722	—	—
Financials	285,920,434	284,642,933	1,277,501	—
Health care	115,502,438	115,502,438	—	—
Industrials	108,284,593	106,637,799	1,646,794	—
Information technology	42,366,331	42,366,331	—	—
Materials	82,320,076	79,428,092	2,891,984	—
Telecommunication services	7,694,481	7,694,481	—	—
Utilities	49,776,410	49,776,410	—	—
Convertible bonds	3,767,451	—	3,767,451	—
Securities lending collateral	7,639,755	7,639,755	—	—
Short-term investments	99,384,394	99,384,394	—	—
Total Investments in Securities	$1,056,531,522	$1,040,922,932	$15,608,590	—

Real Return Bond Fund
U.S. Government and Agency obligations	$535,034,163	—	$535,034,163	—
Foreign government obligations	76,160,853	—	76,160,853	—
Corporate bonds	14,895,196	—	13,495,196	$1,400,000
Municipal bonds	548,113	—	548,113	—
Collateralized mortgage obligations	11,578,407	—	11,578,407	—
Asset backed securities	11,113,954	—	8,513,954	2,600,000
Common stocks	14,674	$14,674	—	—
Purchased options	563,884	—	563,884	—
Short-term investments	15,867,019	—	15,867,019	—
Total Investments in Securities	$665,776,263	$14,674	$661,761,589	$4,000,000
Reverse repurchase agreement	($27,232,000)	—	($27,232,000)	—
Other Financial Instruments:
Futures	$54,536	$54,536	—	—
Forward foreign currency contracts	$789,200	—	$789,200	—
Written options	($965,065)	—	($965,065)	—
Inflation swaps	($2,913,480)	—	($2,913,480)	—
Interest rate swaps	($4,779,740)	—	($4,779,740)	—
Credit default swaps	($321,992)	—	($321,992)	—

253

SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

	Total Market Value at 2-28-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Science & Technology Fund
Common stocks
Consumer discretionary	$148,708,446	$148,708,446	—	—
Health care	27,009,576	27,009,576	—	—
Industrials	13,359,545	7,949,795	$5,409,750	—
Information technology	747,783,555	688,164,197	42,890,062	$16,729,296
Telecommunication services	34,701,649	12,264,039	22,437,610	—
Preferred securities	2,190,657	—	—	2,190,657
Securities lending collateral	23,703,445	23,703,445	—	—
Short-term investments	51,670,789	50,477,789	1,193,000	—
Total Investments in Securities	$1,049,127,662	$958,277,287	$71,930,422	$18,919,953

Small Cap Growth Fund
Common stocks
Consumer discretionary	$26,439,021	$26,439,021	—	—
Consumer staples	1,468,894	1,468,894	—	—
Energy	4,193,772	4,193,772	—	—
Financials	19,462,856	19,462,856	—	—
Health care	49,823,913	49,823,913	—	—
Industrials	46,872,857	46,767,690	$105,167	—
Information technology	62,427,375	62,264,488	—	$162,887
Materials	14,762,486	14,762,486	—	—
Preferred securities
Industrials	861,267	—	—	861,267
Information technology	5,981,537	819,056	—	5,162,481
Investment companies	2,431,145	2,431,145	—	—
Securities lending collateral	24,080,412	24,080,412	—	—
Short-term investments	7,300,000	—	7,300,000	—
Total Investments in Securities	$266,105,535	$252,513,733	$7,405,167	$6,186,635

Small Cap Opportunities Fund
Common stocks
Consumer discretionary	$30,337,062	$30,337,062	—	—
Consumer staples	6,122,398	6,122,398	—	—
Energy	13,627,270	13,627,270	—	—
Financials	55,721,228	55,719,746	—	$1,482
Health care	25,339,928	25,334,306	—	5,622
Industrials	40,652,679	40,652,679	—	—
Information technology	42,958,140	42,958,140	—	—
Materials	16,613,170	16,613,170	—	—
Telecommunication services	1,594,600	1,585,767	—	8,833
Utilities	961,844	961,844	—	—
Investment companies	896,459	896,459	—	—
Securities lending collateral	4,233,402	4,233,402	—	—
Short-term investments	3,232,226	3,232,226	—	—
Total Investments in Securities	$242,290,406	$242,274,469	—	$15,937

Spectrum Income Fund
U.S. Government and Agency obligations	$234,717,321	—	$234,717,321	—
Foreign government obligations	118,170,910	—	118,170,910	—
Corporate bonds	312,094,035	—	312,094,035	—
Convertible bonds	621,188	—	621,188	—
Municipal bonds	5,007,020	—	5,007,020	—
Term loans	35,232,424	—	35,232,424	—
Collateralized mortgage obligations	29,269,019	—	29,269,019	—
Asset backed securities	28,668,693	—	28,668,693	—
Common stocks	114,169,204	$110,497,391	2,277,464	$1,394,349
Preferred securities	1,994,882	802,570	1,192,312	—
Purchased options	11,773	—	11,773	—
Securities lending collateral	427,756	427,756	—	—
Short-term investments	45,094,856	39,784,245	5,310,611	—
Total Investments in Securities	$925,479,081	$151,511,962	$772,572,770	$1,394,349
Sale commitments outstanding	($2,146,414)	—	($2,146,414)	—
Other Financial Instruments:
Futures	($248,959)	($248,959)	—	—
Forward Foreign Currency Contracts	$833,626	—	$833,626	—
Credit Default Swaps	$1,901	—	$1,901	—

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	Total Market Value at 2-28-15	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Strategic Equity Allocation Fund
Common stocks
Consumer discretionary	$756,461,847	$541,559,112	$214,902,735	—
Consumer staples	541,703,244	380,193,936	161,509,308	—
Energy	411,105,688	337,987,865	73,117,823	—
Financials	1,182,908,065	761,336,462	421,181,279	$390,324
Health care	758,213,935	605,598,085	152,603,374	12,476
Industrials	678,209,140	473,780,625	204,428,515	—
Information technology	965,957,455	830,777,202	135,180,253	—
Materials	290,048,715	173,349,873	116,698,842	—
Telecommunication services	175,464,727	90,569,545	84,875,244	19,938
Utilities	193,295,064	135,682,223	57,612,841	—
Preferred securities
Consumer discretionary	6,783,928	—	6,783,928	—
Consumer staples	2,486,646	—	2,486,646	—
Energy	948,802	—	948,802	—
Financials	5,663,401	584,349	5,079,052	—
Information technology	1,679,011	—	1,679,011	—
Materials	2,057,716	72,399	1,985,317	—
Telecommunication services	401,308	—	401,308	—
Utilities	502,496	—	502,496	—
Exchange-traded funds	37,304,789	37,304,789	—	—
Rights	39,553	39,553	—	—
Warrants	40,565	40,394	171	—
Securities lending collateral	70,446,436	70,446,436	—	—
Short-term investments	148,814,000	—	148,814,000	—
Total Investments in Securities	$6,230,536,531	$4,439,322,848	$1,790,790,945	$422,738
Other Financial Instruments:
Futures	$7,445,405	$7,445,405	—	—
Forward Foreign Currency Contracts	$327,335	—	$327,335	—

U.S. High Yield Bond Fund
Corporate bonds	$343,461,443	—	$343,461,443	—
Capital preferred securities	1,519,000	—	1,519,000	—
Term loans	32,478,097	—	32,478,097	—
Common stocks	7,500	—	7,500	—
Preferred securities	1,520,367	$1,511,927	5,080	$3,360
Securities lending collateral	4,101,669	4,101,669	—	—
Short-term investments	4,310,919	4,310,919	—	—
Total Investments in Securities	$387,398,995	$9,924,515	$377,471,120	$3,360

Value Fund
Common stocks
Consumer discretionary	$41,077,972	$41,077,972	—	—
Consumer staples	10,316,057	10,316,057	—	—
Energy	24,088,339	16,280,749	$7,807,590	—
Financials	111,819,364	111,819,364	—	—
Health care	48,741,300	48,741,300	—	—
Industrials	76,597,390	76,597,390	—	—
Information technology	52,172,519	52,172,519	—	—
Materials	18,780,819	18,780,819	—	—
Telecommunication services	10,662,987	10,662,987	—	—
Utilities	12,030,528	12,030,528	—	—
Short-term investments	6,830,001	6,830,001	—	—
Total Investments in Securities	$413,117,276	$405,309,686	$7,807,590	—

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities. In addition, securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Alpha Opportunities Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-14	$225,387	$15,322,300	$15,547,687
Realized gain (loss)	—	681,363	681,363
Change in unrealized appreciation (depreciation)	(3,643)	6,371,272	6,367,629
Purchases	98,926	3,701,309	3,800,235
Sales	—	(1,677,621)	(1,677,621)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(994,500)	(994,500)
Balance as of 2-28-15	$320,670	$23,404,123	$23,724,793
Change in unrealized at period end*	($3,643)	$6,371,272	$6,367,629

*	Change in unrealized appreiciation (depreciation) attributable to Level 3 securities held at period end.

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High Yield Fund
	Corporate Bonds	Convertible Bonds	Common Stocks	Totals
Balance as of 8-31-14	$5,328,514	$1,993,000	$12,056,491	$19,378,005
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(312,853)	—	(4,777,670)	(5,090,523)
Purchases	549,890	—	—	549,890
Sales	—	—	—	—
Transfers into Level 3	235,247	—	—	235,247
Transfers out of Level 3	—	(1,993,000)	—	(1,993,000)
Balance as of 2-28-15	$5,800,798	—	$7,278,821	$13,079,619
Change in unrealized at period end*	($312,853)	—	($4,777,670)	($5,090,523)

*	Change in unrealized appreiciation (depreciation) attributable to Level 3 securities held at period end.

Mid Cap Stock Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-14	$1,421,591	$76,134,758	$77,556,349
Realized gain (loss)	—	4,540,613	4,540,613
Change in unrealized appreciation (depreciation)	(22,976)	25,535,417	25,512,441
Purchases	590,916	22,175,223	22,766,139
Sales	—	(11,179,684)	(11,179,684)
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(2,558,778)	(2,558,778)
Balance as of 2-28-15	$1,989,531	$114,647,549	$116,637,080
Change in unrealized at period end*	($22,976)	$25,535,417	$25,512,441

*	Change in unrealized appreiciation (depreciation) attributable to Level 3 securities held at period end.

Science & Technology Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-14	$15,765,155	$1,271,211	$17,036,366
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	964,141	141,246	1,105,387
Purchases	—	778,200	778,200
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 2-28-15	$16,729,296	$2,190,657	$18,919,953
Change in unrealized at period end*	$964,141	$141,246	$1,105,387

*	Change in unrealized appreiciation (depreciation) attributable to Level 3 securities held at period end.

Small Cap Growth Fund
	Common Stocks	Preferred Securities	Totals
Balance as of 8-31-14	$229,671	$4,288,980	$4,518,651
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	(66,784)	1,001,527	934,743
Purchases	—	733,241	733,241
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Balance as of 2-28-15	$162,887	$6,023,748	$6,186,635
Change in unrealized at period end*	($66,784)	$1,001,527	$934,743

*	Change in unrealized appreiciation (depreciation) attributable to Level 3 securities held at period end.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the tables below:

Alpha Opportunities Fund

	Fair Value at 2-28-15	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$221,745	Market Approach	EV to revenue multiple Discount for lack of market ability	2.28x 10%
	$98,925	Market Approach	Prior / recent transactions	$16.65
	$320,670

Preferred Securities	$7,513,433	Market Approach	EV to revenue multiple Discount for lack of market ability	1.31x – 15.61x (weighted average 7.43x) 7.5% – 25% (weighted average 11.1%)

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	Fair Value at 2-28-15	Valuation Technique	Unobservable Inputs	Input/Range
	$1,096,345	Market Approach	EV to revenue multiple WACC	3.96x 15%
	$14,794,345	Market Approach	Prior / recent transactions	$1.80 – $133.27 (weighted average $88.91)
$23,404,123

Total	$23,724,793

High Yield Fund

These amounts exclude valuations provided by a broker, which amounted to $303,181.

	Fair Value at 2-28-15	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$6,975,640	Market Approach	EV/EBITDA multiple Discount for lack of market ability	5.27x – 9.50x (weighted average 6.59x) 10% – 17.5% (weighted average 13.3%)

Corporate Bonds	$5,250,121	Market Approach	Yield spread	408bps – 756bps (weighted average 616bps)
	$550,677	Market Approach	Prior / recent transactions	$100.12
	$5,800,798

Total	$12,776,438

Mid Cap Stock Fund	Fair Value at 2-28-15	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$1,398,615	Market Approach	EV to revenue multiple Discount for lack of market ability	2.28x 10%

	$590,916	Market Approach	Prior / recent transactions	$16.65
	$1,989,531

Preferred Securities	$63,792,954	Market Approach	Prior / recent transactions	$1.80 – $133.27 (weighted average $79.21)
	$7,665,685	Market Approach	EV to revenue multiple Discount for lack of market ability Allocated using OPM – Volatility	1.47x 17.5% 40%

	$38,901,671	Market Approach	EV to revenue multiple Discount for lack of market ability	1.31x – 13.15x (weighted average7.24x) 7.5% – 25% (weighted average 11.6%)

	$4,287,239	Market Approach	EV to revenue multiple WACC	3.96x 15%
	$114,647,549

Total	$116,637,080

Science & Technology Fund	Fair Value at 2-28-15	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$1,995,823	Market Approach	EV to revenue multiple Discount for lack of market ability	10.98x 25%
	$14,733,473	Market Approach	Prior / recent transactions Interest rate	13.75 5.75%
	$16,729,296
Preferred Securities	$2,190,657	Market Approach	Prior / recent transactions	$30.92 – $119.76 (weighted average $62.48)
	$2,190,657

Total	$18,919,953

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Small Cap Growth Fund	Fair Value at 2-28-15	Valuation Technique	Unobservable Inputs	Input/Range
Common Stocks	$162,887	Market Approach	EV to revenue multiple Probability-weighted expected price Implied discount rate at time of purchase	3.42x $2.10 37%

Preferred Securities	$2,919,514	Market Approach	EV to revenue multiple Discount for lack of market ability	5.55x – 13.15x (weighted average 9.84x) 7.5% – 10% (weighted average 9.3%)
	$619,271	Market Approach	EV to revenue multiple WACC	3.96x 15%
	$727,589	Market Approach	EV to revenue multiple Probability-weighted expected price Implied discount rate at time of purchase	3.42x $2.10 37%
	$1,757,374	Market Approach	Prior / recent transactions	$3.80 – $30.92 (weighted average $19.60)
	$6,023,748

Total	$6,186,635

A change to unobservable inputs of the fund’s Level 3 securities may result in changes to the fair value measurement, as follows:

Unobservable Input	Impact to Valuation if input increases	Impact to Valuation if input decreases
Interest rate	Increase	Decrease
Discount for lack of market ability	Decrease	Increase
Enterprise value (“EV”) to revenue multiple	Increase	Decrease
Prior / recent transactions	Increase	Decrease
Yield spread	Decrease	Increase
Implied discount rate at time of purchase	Decrease	Increase
Weighted average cost of capital (WACC)	Decrease	Increase
Enterprise values or earnings before interest, taxes, depreciation and amortization (“EV/EBITDA”) multiples	Increase	Decrease
Option pricing method (“OPM”) volatility	Variable	Variable

Repurchase agreements.  The funds may enter into repurchase agreements. When a fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the funds for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statements of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

In a reverse repurchase agreement, the funds deliver a security, as collateral, in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The funds are entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement.

The following table summarizes the open reverse repurchase agreements at February 28, 2015:

Fund	Counterparty	Borrowing Rate	Settlement Date	Maturity Date	Borrowing Amount	Payable for Reverse Repurchase Agreements
Global Bond Fund	The Bank of Nova Scotia*	0.21%	2/11/2015	4/10/2015	$1,503,750	($1,503,899)
Real Return Bond Fund	JPMorgan Chase & Co.**	0.23%	2/27/2015	5/27/2015	$3,744,000	($3,744,024)
Real Return Bond Fund	JPMorgan Chase & Co.***	0.25%	1/6/2015	7/7/2015	$1,206,000	($1,206,444)
Real Return Bond Fund	The Bank of Nova Scotia****	0.21%	2/23/2015	4/10/2015	$1,512,000	($1,512,044)
Real Return Bond Fund	The Bank of Nova Scotia*****	0.23%	1/14/2015	4/14/2015	$8,344,000	($8,346,399)
Real Return Bond Fund	The Bank of Nova Scotia******	0.23%	1/16/2015	4/16/2015	$12,426,000	($12,429,414)

*	Reverse repurchase agreement with The Bank of Nova Scotia dated 2/11/2015 at 0.21% to be repurchased at $1,504,259 on 4/10/2015, collateralized by $1,248,750 U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/2025 (valued at $1,515,378, including interest)

**	Reverse repurchase agreement with JPMorgan Chase & Co. dated 2/27/2015 at 0.23% to be repurchased at $3,746,129 on 5/27/2015, collateralized by $3,029,208 U.S. Treasury Inflation Indexed Bonds, 2.375% due 1/15/2027 (valued at $3,751,486, including interest)

***	Reverse repurchase agreement with JPMorgan Chase & Co. dated 1/6/2015 at 0.25% to be repurchased at $1,207,524 on 7/7/2015, collateralized by $1,232,004 U.S. Treasury Inflation Indexed Notes, 0.125% due 1/15/2023 (valued at $1,237,106, including interest)

****	Reverse repurchase agreement with The Bank of Nova Scotia dated 2/23/2015 at 0.21% to be repurchased at $1,512,406 on 4/10/2015, collateralized by $1,459,164 U.S. Treasury Inflation Indexed Notes, 0.625% due 7/15/2021 (valued at $1,527,790, including interest)

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*****	Reverse repurchase agreement with The Bank of Nova Scotia dated 1/14/2015 at 0.23% to be repurchased at $8,348,798 on 4/14/2015, collateralized by $7,229,440 U.S. Treasury Inflation Indexed Bonds, 1.750% due 1/15/2028 (valued at $8,473,692, including interest)

******	Reverse repurchase agreement with The Bank of Nova Scotia dated 1/16/2015 at 0.23% to be repurchased at $12,433,145 on 4/16/2015, collateralized by $11,965,554 U.S. Treasury Inflation Indexed Notes, 0.625% due 7/15/2021 (valued at $12,528,306, including interest)

When-issued/delayed-delivery securities.  The funds may purchase or sell debt securities on a when-issued or delayed-delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction, with delivery or payment to occur at a later date beyond the normal settlement period. TBA securities resulting from these transactions are included in the Portfolio of investments or in a schedule to the Portfolio of investments (Sale Commitments Outstanding). At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until settlement takes place. At the time that the fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments.

Certain risks may arise upon entering into when-issued or delayed-delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities purchased or increase in the value of securities sold prior to settlement date. As a result, Total Return Fund has received the following amount of cash collateral from certain counterparties to these transactions which is recorded as a Payable for collateral held by the fund:

Fund	Counterparty	Collateral Received
Total Return Fund	Credit Suisse Securities (USA) LLC	$470,000
	Morgan Stanley & Co. LLC.	360,000
		$830,000

Sale-Buybacks.  Certain funds may enter into financing transactions referred to as sale-buybacks and are governed by the terms of the MRA. A sale-buyback transaction consists of a sale of a security by a fund to counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon repurchase value of the securities to be repurchased by the fund are reflected as a liability on the Statements of assets and liabilities. The fund will recognize income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of the foregone interest and inflationary income adjustments, if any, the fund would have otherwise received had the security not been sold along with negotiated financing terms. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statements of operations. Interest payments based upon negotiated financing terms made by the fund to counterparties are recorded as a component of interest expense on the Statements of operations. In periods of increased demand for the security, the fund may receive a fee for use of the security by the counterparty, which may result in income to the fund. The average borrowings by the funds and the weighted average interest rate for the six months ended February 28, 2015 and the exposure to the counterparties at February 28, 2015 were as follows:

Fund	Average Borrowing	Weighted Average Interest Rate
Global Bond Fund	$21,245,452	0.21%
Real Return Bond Fund	98,147,359	0.09%
Total Return Fund	2,515,104	(0.02%)

Fund	Counterparty	Payable for Fund Borrowed	Market Value of Securities	Net Exposure
Global Bond Fund	BNP Paribas SA	($14,869,772)	$14,386,266	($483,506)

Real Return Bond Fund	Barclays Capital, Inc.	($34,366,936)	$34,471,412	$104,476
	BNP Paribas Securities Corp.	(11,983,361)	12,034,126	50,765
	Morgan Stanley Co., Inc	(56,936,066)	56,570,443	(365,623)
		($103,286,363)	$103,075,981	($210,382)

Total Return Fund	BNP Paribas Securities Corp.	($4,448,581)	$4,446,897	($1,684)
	Barclays Capital, Inc.	(13,213,998)	13,123,769	(90,229)
		($17,662,579)	$17,570,666	($91,913)

Term loans.  Certain funds may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans and may be impacted by elongated settlement periods. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

Security transactions and related investment income.  Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when a fund becomes aware of the dividends. Distributions received on securities that represent a return of capital or capital gain are

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recorded as a reduction of cost of investments and/or as a realized gain if amounts are estimable. Foreign taxes are provided for based on a fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Income and capital gain distributions from underlying funds are recorded on ex-date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Inflation-indexed bonds.  Inflation-indexed bonds are securities that generally have a lower coupon interest rate fixed at issuance but whose principal value is periodically adjusted based on a rate of inflation, such as the Consumer Price Index. Over the life of an inflation-indexed bond, interest is paid on the inflation adjusted principal value as described above. Increases in the principal amount of these securities are recorded as interest income. Decreases in the principal amount of these securities may reduce interest income to the extent of income previously recorded and is shown in the Statement of operations as Inflation-indexed bonds deflationary adjustments. Excess amounts are recorded as an increase to Investments, at cost. For the period ended February 28, 2015, Real Return Bond Fund and Total Return Fund recorded increases to cost related to these securities of $2,210,211 and $745,500, respectively.

Payment-in-kind bonds.  The funds may invest in payment-in-kind bonds (PIK Bonds). PIK Bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The market prices of PIK Bonds are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay cash interest periodically. The funds accrue income on these securities and this income is required to be distributed to shareholders. Because no cash is received at the time income accrues on these securities, the fund may need to sell other investments to make distributions.

Real estate investment trusts.  The funds may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, a fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.

Securities lending.  The funds may lend their securities to earn additional income. They receive cash collateral from the borrower in an amount not less than the market value of the loaned securities. The funds will invest their collateral in JHCT, an affiliate of the funds, which has a floating net asset value and is registered with the SEC as an investment company. JHCT invests cash received as collateral as part of the securities lending program in short-term money market investments. Each fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.

If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the funds for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.

Although the risk of the loss of the securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the funds could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The funds may receive compensation for lending their securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Net income received from JHCT is a component of securities lending income as recorded on the Statements of operations.

Obligations to repay collateral received by the funds is shown on the Statements of assets and liabilities as Payable upon return of securities loaned.

Foreign currency translation.  Assets, including investments and liabilities denominated in foreign currencies, are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments.

Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. These risks are heightened for investments in emerging markets. Funds investing in a single country or in a limited geographic region tend to be riskier than funds that invest more broadly. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors. Foreign investments are also subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

Foreign taxes.  The funds may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the funds invest. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Stripped securities.  Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Line of credit.  The funds may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the funds’ custodian agreement, the custodian may loan money to the funds to make properly authorized payments. The funds are obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund or trust or property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.

In addition, the funds and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statements of operations. Commitment fees for the six months ended February 28, 2015 were as follows:

Fund	Commitment Fee
Active Bond Fund	$461
All Cap Core Fund	326
Alpha Opportunities Fund	521
Asia Pacific Total Return Bond Fund	275
Blue Chip Growth Fund	$622
Capital Appreciation Fund	570
Capital Appreciation Value Fund	516
Core Bond Fund	282

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SIGNIFICANT ACCOUNTING POLICIES, CONTINUED

Fund	Commitment Fee
Equity-Income Fund	$543
Fundamental Global Franchise Fund	270
Global Bond Fund	296
Global Real Estate Fund	244
Health Sciences Fund	303
High Yield Fund	377
International Growth Opportunties Fund	350
International Growth Stock Fund	317
International Small Cap Fund	320
International Value Fund	543
Investment Quality Bond Fund	267
Lifestyle II Aggressive Portfolio	292
Lifestyle II Balanced Portfolio	293
Lifestyle II Conservative Portfolio	292
Lifestyle II Growth Portfolio	293
Lifestyle II Moderate Portfolio	292
Mid Cap Stock Fund	$476
Mid Value Fund	395
Real Estate Equity Fund	233
Real Estate Securities Fund	287
Real Return Bond Fund	286
Science & Technology Fund	384
Short Term Government Income Fund	229
Small Cap Growth Fund	230
Small Cap Opportunities Fund	226
Small Company Growth Fund	223
Small Company Value Fund	262
Spectrum Income Fund	374
Strategic Equity Allocation Fund	1,060
Total Return Fund	557
U.S. High Yield Bond Fund	287
Value Fund	267

As of February 28, 2015, the funds had no borrowings under the line of credit.

Expenses.  Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations.  Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, transfer agent fees, state registration fees and printing and postage, for all classes, are calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class. Through December 31, 2014, class specific expenses for Fundamental Global Franchise Fund and Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle Growth Portfolio and Lifestyle Moderate Portfolio, such as state registration fees and printing and postage, for all classes, were calculated daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.

Federal income taxes.  Each of the funds intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, as of August 31, 2014, certain funds have capital loss carryforwards available to offset future net realized capital gains. Use of certain losses acquired in mergers, may be limited in a given year. The following table details the capital loss carryforwards available as of August 31, 2014:

	Capital Loss Carryforwards Expiring at August 31		No Expiration Date
Fund	2017	2018	Short Term	Long Term
Asia Pacific Total Return Bond Fund	—	—	$1,017,175	$2,157,715
Core Bond Fund	—	—	2,142,577	2,180,185
Global Bond Fund	$6,575,057	—	1,979,660	—
Global Real Estate Fund	—	$157,387,960	—	—
High Yield Fund	25,417,825	229,714,878	—	—
International Small Cap Fund	—	36,767,295	—	—
International Value Fund	—	113,011,260	—	—
Real Return Bond Fund	—	—	7,087,018	1,878,467
Short Term Government Income Fund	—	—	2,072,132	2,242,575
Total Return Fund	—	—	6,861,355	—

As of August 31, 2014, the funds had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

The costs of investments owned on February 28, 2015, including short-term investments, for federal income tax purposes, were as follows:

Fund	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Active Bond Fund	$1,861,655,793	$72,169,238	($16,064,627)	$56,104,611
All Cap Core Fund	728,792,150	105,373,493	(6,440,854)	98,932,639
Alpha Opportunities Fund	1,736,849,113	252,955,625	(49,254,594)	203,701,031
Asia Pacific Total Return Bond Fund	448,952,853	1,775,206	(27,346,159)	(25,570,953)
Blue Chip Growth Fund	1,385,884,233	1,417,624,320	(17,890,747)	1,399,733,573
Capital Appreciation Fund	1,288,942,218	1,118,983,638	(1,277,671)	1,117,705,967
Capital Appreciation Value Fund	1,933,487,105	293,033,268	(15,707,511)	277,325,757
Core Bond Fund	825,481,756	9,566,945	(1,720,557)	7,846,388

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Fund	Aggregate Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Equity-Income Fund	$1,708,896,572	$526,396,110	($47,045,842)	$479,350,268
Fundamental Global Franchise Fund	368,486,732	104,314,170	(1,370,834)	102,943,336
Global Bond Fund	621,537,458	9,027,522	(34,743,771)	(25,716,249)
Global Real Estate Fund	272,577,579	45,986,806	(2,725,879)	43,260,927
Health Sciences Fund	285,414,158	177,366,769	(1,330,913)	176,035,856
High Yield Fund	734,490,674	17,264,068	(63,131,234)	(45,867,166)
International Growth Opportunities Fund	697,384,351	200,482,584	(48,107,797)	152,374,787
International Growth Stock Fund	550,062,488	145,853,649	(16,730,139)	129,123,510
International Small Cap Fund	613,166,668	157,405,281	(38,177,199)	119,228,082
International Value Fund	1,990,919,931	251,018,692	(176,940,252)	74,078,440
Investment Quality Bond Fund	696,978,206	11,534,006	(5,937,229)	5,596,777
Lifestyle II Aggressive Portfolio	20,205,961	442,296	(32,794)	409,502
Lifestyle II Balanced Portfolio	56,517,332	1,356,642	(33,898)	1,322,744
Lifestyle II Conservative Portfolio	10,849,130	164,459	(4,389)	160,070
Lifestyle II Growth Portfolio	41,295,969	1,147,240	(36,311)	1,110,929
Lifestyle II Moderate Portfolio	17,660,590	242,117	(22,688)	219,429
Mid Cap Stock Fund	1,519,940,794	309,778,207	(28,457,147)	281,321,060
Mid Value Fund	822,976,894	257,227,042	(23,672,414)	233,554,628
Real Estate Equity Fund	136,170,433	107,018,510	(56,796)	106,961,714
Real Estate Securities Fund	548,973,252	115,921,514	(4,019,535)	111,901,979
Real Return Bond Fund	681,085,283	9,393,701	(24,702,721)	(15,309,020)
Science & Technology Fund	895,760,076	169,837,305	(16,469,719)	153,367,586
Short Term Government Income Fund	237,773,134	813,990	(3,807,878)	(2,993,888)
Small Cap Growth Fund	216,163,081	52,042,211	(2,099,757)	49,942,454
Small Cap Opportunities Fund	197,324,600	54,250,937	(9,285,131)	44,965,806
Small Company Growth Fund	142,235,185	71,446,122	(4,552,293)	66,893,829
Small Company Value Fund	235,779,065	137,445,504	(8,257,751)	129,187,753
Spectrum Income Fund	902,295,276	46,820,299	(23,636,494)	23,183,805
Strategic Equity Allocation Fund	4,871,650,754	1,472,493,291	(113,607,514)	1,358,885,777
Total Return Fund	2,517,436,488	44,649,053	(47,323,963)	(2,674,910)
U.S. High Yield Bond Fund	390,501,099	11,080,045	(14,182,149)	(3,102,104)
Value Fund	326,042,319	93,543,719	(6,468,762)	87,074,957

Distribution of income and gains.  Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. Active Bond Fund, Core Bond Fund, High Yield Fund, Investment Quality Bond Fund, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Moderate Portfolio, Real Return Bond Fund, Short Term Government Income Fund, Spectrum Income Fund, Total Return Fund and U.S. High Yield Bond Fund generally declare and pay dividends from net investment income quarterly. All other funds generally declare and pay dividends from net investment income annually. All funds generally declare and pay capital gain distributions, if any, annually.

Effective March 31, 2015, Equity-Income Fund will declare and pay dividends quarterly. Effective April 1, 2015, Spectrum Income Fund will declare dividends daily and pay dividends monthly.

Distributions paid by the funds with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from U.S. GAAP. Short-term gains from underlying funds are treated as ordinary income for tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to foreign currency transactions, net operating losses, derivative transactions, partnerships, amortization and accretion on debt securities, real estate investment trusts, characterization of distributions, wash sale loss deferrals, litigation proceeds and investments in passive foreign investment companies.

Statement of cash flows.  Information on financial transactions that have been settled through the receipt and disbursement of cash for Real Return Bond Fund is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments.

3.  DERIVATIVE INSTRUMENTS The funds may invest in derivatives in order to meet their investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the funds are exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts, certain options and certain swaps are typically traded through the OTC market. Certain forwards, options and swaps are regulated by the Commodity Futures Trading Commission (the CFTC) as swaps. Derivative counterparty risk is managed through an ongoing evaluation of the creditworthiness of all potential counterparties and, if applicable, designated clearing organizations. The funds attempt to reduce their exposure to counterparty risk for derivatives traded in the OTC market, whenever possible, by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement with each of their OTC counterparties. The ISDA gives each party to the agreement the right to terminate all transactions traded under the agreement if there is certain deterioration in the credit quality or contractual default of the other party, as defined in the ISDA. Upon an event of default or a termination of the ISDA, the non-defaulting party has the right to close out all transactions and to net amounts owed.

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As defined by the ISDA, the funds may have collateral agreements with certain counterparties to mitigate counterparty risk on OTC derivatives. Subject to established minimum levels, collateral for OTC transactions is generally determined based on the net aggregate unrealized gain or loss on contracts with a particular counterparty. Collateral pledged to the funds is held in a segregated account by a third-party agent or held by the custodian bank for the benefit of the funds and can be in the form of cash or debt securities issued by the U.S. government or related agencies; collateral posted by a fund for OTC transactions is held in a segregated account at the fund’s custodian and is noted in the accompanying Portfolio of investments, or if cash is posted, on the Statements of assets and liabilities. Each fund’s maximum risk of loss due to counterparty risk is equal to the asset value of outstanding contracts offset by collateral received.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central clearinghouse. Exchange-traded or cleared transactions generally present less counterparty risk to a fund than OTC transactions. The exchange or clearinghouse stands between a fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the exchange or clearinghouse and the clearing member.

Cleared swap contracts are subject to clearinghouse rules, including initial and variation margin requirements, daily settlement of obligations and the clearinghouse guarantee of payments to the broker. There is, however, still counterparty risk due to the potential insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral or margin requirements for exchange-traded or cleared derivatives are set by the broker or applicable clearinghouse. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of assets and liabilities as Cash held at broker for futures contracts and Receivable for exchange-cleared swaps, respectively.

Futures.  A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument and potential losses in excess of the amounts recognized on the Statements of assets and liabilities. Use of long futures contracts subjects the fund to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

Upon entering into a futures contract, the funds are required to deposit initial margin with the broker in the form of cash or securities. The amount of required margin is generally based on a percentage of the contract value; this amount is the initial margin for the trade. The margin deposit must then be maintained at the established level over the life of the contract. Futures margin receivable / payable is included on the Statements of assets and liabilities. Futures contracts are marked-to-market daily and an appropriate payable or receivable for the change in value (variation margin) and unrealized gain or loss is recorded by the funds. When the contract is closed, the funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The following tables summarize the contracts held at February 28, 2015, and range of futures contracts notional amounts held by the funds during the six months ended February 28, 2015. In addition, the tables detail how the funds used futures contracts during the six months ended February 28, 2015.

All Cap Core Fund

The fund used futures contracts to manage against anticipated changes in securities markets. During the six months ended February 28, 2015, the fund held futures contracts with total notional values ranging from approximately $3.6 million to $11.5 million as measured at each quarter end.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
All Cap Core Fund	Russell 2000 Mini Index Futures	4	Long	Mar 2015	$466,505	$492,640	$26,135
	S&P 500 Index E-Mini Futures	30	Long	Mar 2015	3,060,652	3,154,200	93,548
							$119,683

Asia Pacific Total Return Bond Fund

The fund used futures contracts to manage against anticipated interest rate changes and manage duration of the fund. During the six months ended February 28, 2015, the fund held futures contracts with total notional values ranging from approximately $56.9 million to $75.6 million, as measured at each quarter end.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Asia Pacific Total Return Bond Fund	10-Year U.S. Treasury Note Futures	445	Short	Jun 2015	($56,792,230)	($56,869,609)	($77,379)
							($77,379)

Global Bond Fund

The fund used futures contracts to gain exposure to foreign bond market, gain exposure to treasuries market, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. During the six months ended February 28, 2015, the fund held futures contracts with total notional values ranging from approximately $420.4 million to $575.9 million, as measured at each quarter end.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Fund	10-Year U.S. Treasury Note Futures	955	Long	Jun 2015	$122,033,494	$122,046,016	$12,522
	30-Year Euro-BUXL Bond Futures	115	Long	Mar 2015	20,488,082	21,452,751	964,669
	Eurodollar Futures	59	Long	Sep 2015	14,629,108	14,668,138	39,030
	Eurodollar Futures	191	Long	Mar 2016	47,117,498	47,277,275	159,777
	Euro-OAT Futures	102	Long	Mar 2015	16,730,479	17,151,145	420,666
	German Euro BOBL Futures	28	Long	Mar 2015	4,059,113	4,110,316	51,203

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FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Global Bond Fund, continued	German Euro BUND Futures	90	Long	Mar 2015	$16,036,533	$16,059,936	$23,403
	Midterm Euro-OAT Futures	128	Long	Mar 2015	18,244,891	18,449,108	204,217
	U.K. Long Gilt Bond Futures	1	Long	Jun 2015	182,700	183,054	354
	U.S. Treasury Long Bond Futures	32	Long	Jun 2015	5,189,805	5,179,000	(10,805)
	U.S. Treasury Ultra Bond Futures	16	Long	Jun 2015	2,691,915	2,692,500	585
	5-Year U.S. Treasury Note Futures	67	Short	Jun 2015	(7,954,616)	(7,991,844)	(37,228)
	10-Year Australian Treasury Bond Futures	75	Short	Mar 2015	(7,421,291)	(7,714,101)	(292,810)
	10-Year Canada Government Bond Futures	96	Short	Jun 2015	(10,905,282)	(11,030,670)	(125,388)
	Eurodollar Futures	501	Short	Dec 2015	(123,964,476)	(124,285,575)	(321,099)
							$1,089,096

High Yield Fund

The fund used futures contracts to manage against anticipated interest rate changes. During the six months ended February 28, 2015, the fund held futures contracts with total notional values ranging from approximately $18.3 million to $44.0 million, as measured at each quarter end.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
High Yield Fund	10-Year U.S. Treasury Note Futures	143	Long	Jun 2015	$18,254,191	$18,274,953	$20,762
							$20,762

Investment Quality Bond Fund

The fund used futures contracts to gain exposure to foreign bond market, gain exposure to treasury markets, manage against anticipated interest rate changes, and manage duration of the fund. During the six months ended February 28, 2015, the fund held futures contracts with total notional values ranging from approximately $94.6 million to $137.6 million, as measured at each quarter end.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Investment Quality Bond Fund	5-Year U.S. Treasury Note Futures	273	Long	Jun 2015	$32,597,529	$32,563,781	($33,748)
	U.S. Treasury Long Bond Futures	84	Long	Jun 2015	13,608,568	13,594,875	(13,693)
	U.S. Treasury Ultra Bond Futures	20	Long	Jun 2015	3,364,990	3,365,625	635
	2-Year U.S. Treasury Note Futures	40	Short	Jun 2015	(8,745,559)	(8,743,125)	2,434
	10-Year U.S. Treasury Note Futures	257	Short	Jun 2015	(32,873,421)	(32,843,799)	29,622
	U.K. Long Gilt Bond Futures	19	Short	Jun 2015	(3,474,922)	(3,478,035)	(3,113)
							($17,863)

Real Return Bond Fund

The fund used futures contracts to gain exposure to treasuries market, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. During the six months ended February 28, 2015, the fund held futures contracts with total notional values ranging from approximately $71.4 million to $130.3 million, as measured at each quarter end.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Real Return Bond Fund	5-Year U.S. Treasury Note Futures	330	Long	Jun 2015	$39,180,164	$39,362,812	$182,648
	10-Year U.S. Treasury Note Futures	13	Short	Jun 2015	(1,647,273)	(1,661,359)	(14,086)
	Eurodollar Futures	34	Short	Jun 2015	(8,462,992)	(8,468,125)	(5,133)
	Eurodollar Futures	92	Short	Sep 2015	(22,852,983)	(22,872,350)	(19,367)
	Eurodollar Futures	45	Short	Mar 2016	(11,116,707)	(11,138,625)	(21,918)
	Eurodollar Futures	45	Short	Jun 2016	(11,087,579)	(11,113,875)	(26,296)
	Eurodollar Futures	45	Short	Sep 2016	(11,060,519)	(11,090,250)	(29,731)
	Eurodollar Futures	45	Short	Dec 2016	(11,036,919)	(11,068,312)	(31,393)
	German Euro BUND Futures	77	Short	Jun 2015	(13,570,413)	(13,550,601)	19,812
							$54,536

Short Term Government Income Fund

The fund used futures contracts to manage duration of the fund. During the six months ended February 28, 2015, the fund held futures contracts with total notional values ranging from approximately $5.2 million to $22.6 million, as measured at each quarter end.

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FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Short Term Government Income Fund	5-Year U.S. Treasury Note Futures	44	Short	Jun 2015	($5,256,885)	($5,248,308)	$8,577
							$8,577

Small Cap Opportunities Fund

The fund used futures contracts to manage against anticipated changes in securities markets. During the six months ended February 28, 2015 the fund held futures contracts with total notional values ranging up to approximately $15.0 million as measured at each quarter end. At February 28, 2015, the fund held no open future contracts.

Spectrum Income Fund

The fund used futures contracts to gain exposure to foreign bond market, gain exposure to treasury markets, manage against anticipated interest rate changes, manage duration of the fund, and substitute for securities purchased. During the six months ended February 28, 2015, the fund held futures contracts with total notional values ranging from approximately $43.0 million to $46.7 million, as measured at each quarter end.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Spectrum Income Fund	5-Year U.S. Treasury Note Futures	22	Long	Jun 2015	$2,611,934	$2,624,188	$12,254
	10 Year South Korea Government Bond Futures	5	Long	Mar 2015	549,294	562,799	13,505
	10-Year Interest Rate Swap Futures	29	Long	Mar 2015	3,155,913	3,128,375	(27,538)
	10-Year U.S. Treasury Note Futures	4	Long	Jun 2015	507,939	511,188	3,249
	U.S. Treasury Long Bond Futures	3	Long	Jun 2015	483,110	485,531	2,421
	U.S. Treasury Ultra Bond Futures	3	Long	Jun 2015	501,382	504,844	3,462
	2-Year U.S. Treasury Note Futures	22	Short	Jun 2015	(4,800,910)	(4,808,719)	(7,809)
	5-Year U.S. Treasury Note Futures	9	Short	Jun 2015	(1,069,972)	(1,073,531)	(3,559)
	10-Year Canada Government Bond Futures	23	Short	Jun 2015	(2,617,874)	(2,642,765)	(24,891)
	10-Year Mini Japan Government Bond Futures	29	Short	Mar 2015	(3,567,062)	(3,585,697)	(18,635)
	10-Year U.S. Treasury Note Futures	115	Short	Jun 2015	(14,581,468)	(14,696,641)	(115,173)
	30-Year Interest Rate Swap Futures	2	Short	Mar 2015	(226,556)	(243,812)	(17,256)
	Euro SCHATZ Futures	3	Short	Mar 2015	(372,304)	(373,701)	(1,397)
	Euro-BTP Italian Government Bond Futures	2	Short	Mar 2015	(300,015)	(315,326)	(15,311)
	German Euro BOBL Futures	20	Short	Mar 2015	(2,896,974)	(2,935,940)	(38,966)
	German Euro BUND Futures	1	Short	Mar 2015	(170,923)	(178,444)	(7,521)
	U.K. Long Gilt Bond Futures	19	Short	Jun 2015	(3,479,107)	(3,478,033)	1,074
	U.S. Treasury Long Bond Futures	3	Short	Jun 2015	(481,856)	(485,531)	(3,675)
	U.S. Treasury Ultra Bond Futures	2	Short	Jun 2015	(333,370)	(336,563)	(3,193)
							($248,959)

Strategic Equity Allocation Fund

The fund used futures contracts to manage against anticipated currency exchange rates, substitute for securities purchase and maintain diversity and liquidity of the fund. During the six months ended February 28, 2015, the fund held futures contracts with total notional values ranging from approximately $181.7 million to $287.1 million, as measured at each quarter end.

FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Strategic Equity Allocation Fund	10-Year Government of Canada Bond Futures	48	Long	Mar 2015	$4,104,690	$3,834,240	($270,450)
	Mini MSCI EAFE Index Futures	570	Long	Mar 2015	50,121,850	53,446,050	3,324,200
	Mini MSCI Emerging Markets Index Futures	261	Long	Mar 2015	12,189,701	12,944,295	754,594
	Russell 2000 Mini Index Futures	80	Long	Mar 2015	9,477,681	9,852,800	375,119
	S&P 500 Index Futures	137	Long	Mar 2015	69,945,021	72,020,900	2,075,879
	S&P Mid 400 Index E-Mini Futures	169	Long	Mar 2015	24,569,631	25,427,740	858,109
	S&P/TSX 60 Index Futures	29	Long	Mar 2015	3,797,140	4,125,094	327,954
							$7,445,405

Total Return Fund

The fund used futures contracts to gain exposure to foreign bond markets and treasury markets, maintain diversity and liquidity of the fund, manage against anticipated interest rate changes, and manage duration of the fund. During the six months ended February 28, 2015, the fund held futures contracts with total notional values ranging from approximately $1.4 billion to $3.7 billion, as measured at each quarter end.

265

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FUND	OPEN CONTRACTS	NUMBER OF CONTRACTS	POSITION	EXPIRATION DATE	NOTIONAL BASIS	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Total Return Fund	5-Year U.S. Treasury Note Futures	5	Long	Jun 2015	$593,639	$596,406	$2,767
	10-Year U.S. Treasury Note Futures	439	Long	Mar 2015	56,535,404	56,377,203	(158,201)
	10-Year U.S. Treasury Note Futures	2,861	Long	Jun 2015	364,570,134	365,626,859	1,056,725
	German Euro BUND Futures	14	Long	Jun 2015	2,464,151	2,463,746	(405)
	U.S. Treasury Long Bond Futures	124	Long	Jun 2015	20,110,494	20,068,625	(41,869)
	3-Month Sterling Futures	355	Short	Sep 2015	(67,943,632)	(68,042,521)	(98,889)
	3-Month Sterling Futures	682	Short	Mar 2016	(130,561,318)	(130,349,790)	211,528
	3-Year Australian Treasury Bond Futures	179	Short	Mar 2015	(15,583,035)	(15,708,314)	(125,279)
	10-Year Australian Treasury Bond Futures	31	Short	Mar 2015	(3,171,243)	(3,188,495)	(17,252)
	10-Year Canada Government Bond Futures	68	Short	Jun 2015	(7,724,748)	(7,813,391)	(88,643)
	Eurodollar Futures	718	Short	Sep 2015	(178,346,715)	(178,503,775)	(157,060)
	Eurodollar Futures	1,606	Short	Dec 2015	(398,060,379)	(398,408,450)	(348,071)
	Eurodollar Futures	514	Short	Mar 2016	(127,058,590)	(127,227,850)	(169,260)
							$66,091

Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.

Forward foreign currency contracts.  A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, the risk that currency movements will not favor the fund thereby reducing the fund’s total return, and the potential for losses in excess of the amounts recognized on the Statements of assets and liabilities.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the funds as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

The following tables summarize the contracts held at February 28, 2015, and the range of notional contract amounts held by the funds during the six months ended February 28, 2015. In addition, the tables detail how the funds used the forward foreign currency contracts during the six months ended February 28, 2015.

Asia Pacific Total Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended February 28, 2015, the fund held forward foreign currency contracts with USD notional values ranging from approximately $15.6 million to $76.5 million, as measured at each quarter end.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Asia Pacific Total Return Bond Fund
	USD	7,003,410	AUD	8,900,000	Royal Bank of Canada	3/31/2015	$59,658	—	$59,658
	USD	6,005,600	NZD	8,000,000	Royal Bank of Canada	3/31/2015	—	($29,968)	(29,968)
	USD	2,577,509	SGD	3,500,000	Royal Bank of Canada	3/31/2015	11,126	—	11,126
							$70,784	($29,968)	$40,816

Global Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. During the six months ended February 28, 2015, the fund held forward foreign currency contracts with USD notional values ranging from approximately $560.8 million to $847.7 million, as measured at each quarter end.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Bond Fund
	AUD	30,867,639	USD	24,018,962	Citibank N.A.	3/3/2015	$102,384	—	$102,384
	BRL	10,182,100	USD	3,537,662	JPMorgan Chase Bank	3/3/2015	50,427	—	50,427
	BRL	10,182,100	USD	3,843,027	UBS AG	3/3/2015	—	($254,938)	(254,938)
	BRL	10,182,100	USD	3,546,750	JPMorgan Chase Bank	4/2/2015	8,450	—	8,450
	CNY	3,868,200	USD	630,000	Bank of America, N.A.	9/8/2015	—	(23,755)	(23,755)
	CNY	6,668,200	USD	1,092,925	Barclays Capital	9/8/2015	—	(47,849)	(47,849)
	CNY	30,936,600	USD	5,114,017	Citibank N.A.	9/8/2015	—	(265,468)	(265,468)
	CNY	3,950,000	USD	653,595	JPMorgan Chase Bank	9/8/2015	—	(34,529)	(34,529)
	CNY	3,753,050	USD	610,000	Morgan Stanley Bank, N.A.	9/8/2015	—	(21,802)	(21,802)
	DKK	28,505,000	USD	4,411,134	Goldman Sachs Capital Markets LP	8/12/2015	—	(113,004)	(113,004)
	DKK	18,598,000	USD	2,835,493	UBS AG	8/12/2015	—	(31,192)	(31,192)

266

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FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Bond Fund, continued
	EUR	274,000	USD	310,310	BNP Paribas SA	5/19/2015	—	($3,406)	($3,406)
	EUR	2,940,000	USD	3,346,975	Citibank N.A.	5/19/2015	—	(53,910)	(53,910)
	EUR	25,982,000	USD	29,562,416	Goldman Sachs Capital Markets LP	5/19/2015	—	(460,235)	(460,235)
	EUR	3,368,000	USD	3,845,320	UBS AG	5/19/2015	—	(72,856)	(72,856)
	EUR	2,329,000	USD	2,644,533	Bank of America, N.A.	5/20/2015	—	(35,808)	(35,808)
	GBP	5,371,000	USD	8,161,192	Citibank N.A.	3/3/2015	$130,894	—	130,894
	GBP	2,686,000	USD	4,117,499	Goldman Sachs Capital Markets LP	3/3/2015	29,314	—	29,314
	GBP	1,026,000	USD	1,569,306	JPMorgan Chase Bank N.A.	3/3/2015	14,697	—	14,697
	GBP	8,931,000	USD	13,852,874	Deutsche Bank AG London	4/2/2015	—	(67,492)	(67,492)
	ILS	9,098,790	USD	2,312,272	Bank of America, N.A.	3/12/2015	—	(28,117)	(28,117)
	ILS	12,445,951	USD	3,145,459	Bank of America, N.A.	4/14/2015	—	(20,530)	(20,530)
	INR	19,313,000	USD	309,640	JPMorgan Chase Bank	3/12/2015	2,294	—	2,294
	INR	96,927,460	USD	1,551,584	Credit Suisse International	3/13/2015	13,585	—	13,585
	INR	274,700,480	USD	4,395,208	HSBC Bank USA	3/18/2015	35,644	—	35,644
	INR	372,948,000	USD	6,000,000	JPMorgan Chase Bank	4/6/2015	—	(9,937)	(9,937)
	INR	552,511,620	USD	8,673,652	JPMorgan Chase Bank	4/13/2015	185,366	—	185,366
	JPY	783,800,000	USD	6,560,002	Bank of America, N.A.	3/3/2015	—	(7,920)	(7,920)
	JPY	8,880,570,800	USD	74,904,484	Credit Suisse International	4/2/2015	—	(636,921)	(636,921)
	JPY	733,000,000	USD	6,145,472	JPMorgan Chase Bank N.A.	4/2/2015	—	(15,447)	(15,447)
	MXN	1,543,000	USD	105,128	Bank of America, N.A.	5/5/2015	—	(2,190)	(2,190)
	MXN	3,199,000	USD	212,130	Barclays Bank PLC Wholesale	5/5/2015	1,285	—	1,285
	MXN	33,497,000	USD	2,234,474	BNP Paribas SA	5/5/2015	209	—	209
	MXN	12,203,000	USD	825,291	Citibank N.A.	5/5/2015	—	(11,193)	(11,193)
	MYR	53,076,043	USD	14,706,579	Bank of America, N.A.	4/13/2015	—	(31,324)	(31,324)
	NZD	9,977,000	USD	7,510,985	UBS AG	3/3/2015	36,344	—	36,344
	USD	18,035,308	AUD	22,838,639	BNP Paribas SA	3/3/2015	188,179	—	188,179
	USD	1,181,170	AUD	1,519,000	Goldman Sachs Capital Markets LP	3/3/2015	—	(5,844)	(5,844)
	USD	5,161,269	AUD	6,510,000	JPMorgan Chase Bank N.A.	3/3/2015	74,066	—	74,066
	USD	23,976,244	AUD	30,867,639	Citibank N.A.	4/2/2015	—	(103,839)	(103,839)
	USD	3,580,833	BRL	10,182,100	JPMorgan Chase Bank	3/3/2015	—	(7,256)	(7,256)
	USD	3,537,662	BRL	10,182,100	UBS AG	3/3/2015	—	(50,427)	(50,427)
	USD	3,800,000	BRL	11,194,800	JPMorgan Chase Bank	1/5/2016	184,823	—	184,823
	USD	1,859,223	CAD	2,130,335	Citibank N.A.	3/3/2015	155,091	—	155,091
	USD	108,441	CAD	137,000	Deutsche Bank AG London	4/2/2015	—	(1,101)	(1,101)
	USD	7,756,732	CNY	48,146,038	Goldman Sachs Capital Markets LP	4/16/2015	115,661	—	115,661
	USD	616,595	DKK	4,059,600	UBS AG	4/1/2015	7,195	—	7,195
	USD	253,770	DKK	1,663,800	JPMorgan Chase Bank N.A.	10/1/2015	2,481	—	2,481
	USD	257,015	DKK	1,685,400	UBS AG	10/1/2015	2,464	—	2,464
	USD	2,049,810	DKK	13,406,600	JPMorgan Chase Bank N.A.	1/4/2016	18,129	—	18,129
	USD	86,480,106	EUR	75,583,927	Goldman Sachs Capital Markets LP	5/19/2015	1,819,297	—	1,819,297
	USD	229,279	GBP	152,000	Citibank N.A.	3/3/2015	—	(5,389)	(5,389)
	USD	13,855,598	GBP	8,931,000	Deutsche Bank AG London	3/3/2015	67,365	—	67,365
	USD	698,784	GBP	453,000	Citibank N.A.	4/2/2015	—	(441)	(441)
	USD	473,902	GBP	306,000	Goldman Sachs Capital Markets LP	4/2/2015	1,578	—	1,578
	USD	1,212,000	ILS	4,739,829	Bank of America, N.A.	3/12/2015	22,116	—	22,116
	USD	185,000	ILS	723,054	BNP Paribas SA	3/12/2015	3,485	—	3,485
	USD	1,724,000	ILS	6,763,326	JPMorgan Chase Bank N.A.	3/12/2015	26,138	—	26,138
	USD	2,313,507	ILS	9,098,790	Bank of America, N.A.	6/11/2015	27,666	—	27,666
	USD	2,369,033	INR	147,732,898	Goldman Sachs Capital Markets LP	3/11/2015	—	(17,605)	(17,605)
	USD	310,000	INR	19,313,000	UBS AG	3/12/2015	—	(1,933)	(1,933)
	USD	78,000	INR	4,876,560	Bank of America, N.A.	3/13/2015	—	(746)	(746)
	USD	454,000	INR	28,375,000	Credit Suisse International	3/13/2015	—	(4,195)	(4,195)
	USD	1,018,000	INR	63,675,900	HSBC Bank USA	3/13/2015	—	(10,228)	(10,228)
	USD	361,000	INR	22,551,670	Bank of America, N.A.	3/18/2015	—	(2,753)	(2,753)
	USD	260,000	INR	16,237,000	Citibank N.A.	3/18/2015	—	(1,899)	(1,899)
	USD	722,000	INR	45,099,730	Deutsche Bank AG London	3/18/2015	—	(5,448)	(5,448)
	USD	895,000	INR	55,903,280	JPMorgan Chase Bank	3/18/2015	—	(6,706)	(6,706)
	USD	2,162,000	INR	134,908,800	UBS AG	3/18/2015	—	(14,046)	(14,046)
	USD	1,526,176	INR	96,927,460	Credit Suisse International	6/26/2015	—	(3,503)	(3,503)
	USD	484,193	INR	30,615,531	Goldman Sachs Capital Markets LP	6/26/2015	1,028	—	1,028
	USD	4,327,355	INR	274,700,480	HSBC Bank USA	6/26/2015	—	(7,883)	(7,883)
	USD	304,670	INR	19,313,000	JPMorgan Chase Bank	6/26/2015	—	(122)	(122)
	USD	6,608,139	JPY	783,800,000	Goldman Sachs Capital Markets LP	3/3/2015	56,057	—	56,057
	USD	6,562,785	JPY	783,800,000	Bank of America, N.A.	4/2/2015	7,923	—	7,923

267

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FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Global Bond Fund, continued
	USD	8,786,878	MXN	125,310,021	Bank of America, N.A.	3/19/2015	$401,070	—	$401,070
	USD	16,694,378	MXN	245,031,732	Credit Suisse International	4/22/2015	334,091	—	334,091
	USD	1,997,000	MXN	30,072,823	Barclays Bank PLC Wholesale	5/5/2015	—	($9,246)	(9,246)
	USD	227,207	MXN	3,396,000	Credit Suisse International	5/5/2015	650	—	650
	USD	17,691,732	MXN	261,237,000	Citibank N.A.	5/28/2015	287,883	—	287,883
	USD	14,580,053	MYR	53,311,964	Barclays Capital	4/13/2015	—	(160,433)	(160,433)
	USD	7,399,109	NZD	9,977,000	JPMorgan Chase Bank N.A.	3/3/2015	—	(148,220)	(148,220)
	USD	7,489,225	NZD	9,977,000	UBS AG	4/2/2015	—	(36,444)	(36,444)
	USD	627,108	PLN	2,332,000	Barclays Capital	4/30/2015	—	(635)	(635)
	USD	801,973	PLN	2,988,000	Citibank N.A.	4/30/2015	—	(2,356)	(2,356)
	USD	12,238	PLN	45,000	Deutsche Bank AG London	4/30/2015	124	—	124
	USD	2,184,915	PLN	8,052,000	HSBC Bank USA	4/30/2015	17,426	—	17,426
	USD	2,471,739	PLN	9,249,000	HSBC Bank USA	7/30/2015	—	(11,697)	(11,697)
	USD	13,757,889	PLN	51,665,000	JPMorgan Chase Bank	7/30/2015	—	(114,606)	(114,606)
	USD	240,279	SEK	2,010,000	Bank of America, N.A.	8/12/2015	—	(1,316)	(1,316)
	USD	382,014	ZAR	4,471,970	Barclays Bank PLC Wholesale	4/30/2015	2,197	—	2,197
	ZAR	4,150,080	USD	352,000	Barclays Bank PLC Wholesale	4/30/2015	478	—	478
							$4,435,554	($2,986,140)	$1,449,414

High Yield Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates. During the six months ended February 28, 2015, the fund held forward foreign currency contracts with USD notional values ranging from approximately $27.9 million to $36.5 million, as measured at each quarter end.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
High Yield Fund
	EUR	333,164	USD	380,711	Citibank N.A. London	5/13/2015	—	($7,568)	($7,568)
	USD	894,325	EUR	780,000	Citibank N.A. London	5/13/2015	$20,725	—	20,725
	USD	21,866,921	EUR	19,131,968	UBS AG London	5/13/2015	439,115	—	439,115
	USD	4,753,376	GBP	3,119,238	UBS AG London	5/13/2015	—	(59,939)	(59,939)
							$459,840	($67,507)	$392,333

Investment Quality Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and as a substitute for securities purchased. During the six months ended February 28, 2015, the fund held forward foreign currency contracts with USD notional values ranging from approximately $18.2 million to $26.3 million, as measured at each quarter end.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Investment Quality Bond Fund
	BRL	1,575,000	USD	547,217	Morgan Stanley and Company International PLC	3/3/2015	$7,800	—	$7,800
	BRL	4,310,000	USD	1,553,305	UBS AG	3/3/2015	—	($34,496)	(34,496)
	COP	1,095,600,000	USD	452,353	Citibank N.A.	3/18/2015	—	(14,701)	(14,701)
	EUR	290,000	USD	324,827	Bank of America, N.A.	3/18/2015	—	(251)	(251)
	EUR	3,000	USD	3,717	National Australia Bank Limited	3/18/2015	—	(359)	(359)
	GBP	320,000	USD	489,234	Citibank N.A.	3/18/2015	4,750	—	4,750
	NGN	85,790,000	USD	472,672	BNP Paribas SA	10/8/2015	—	(85,796)	(85,796)
	RON	2,900,000	USD	803,280	BNP Paribas SA	3/16/2015	—	(71,252)	(71,252)
	RSD	28,000,000	USD	282,173	Citibank N.A.	9/18/2015	—	(36,035)	(36,035)
	RUB	11,650,000	USD	184,481	JPMorgan Chase Bank	3/18/2015	3,299	—	3,299
	TRY	965,000	USD	407,626	Goldman Sachs International	3/18/2015	—	(24,501)	(24,501)
	TRY	1,780,000	USD	749,537	Bank of America, N.A.	3/31/2015	—	(45,273)	(45,273)
	USD	586,876	BRL	1,575,000	Morgan Stanley and Company International PLC	3/3/2015	31,859	—	31,859
	USD	1,497,365	BRL	4,310,000	UBS AG	3/3/2015	—	(21,444)	(21,444)
	USD	943,771	BRL	2,735,000	UBS AG	4/2/2015	—	(11,187)	(11,187)
	USD	565,374	CAD	715,000	Bank of Montreal	3/18/2015	—	(6,451)	(6,451)
	USD	1,155,363	COP	2,795,400,000	Bank of America, N.A.	3/18/2015	38,703	—	38,703
	USD	182,692	EUR	160,000	Barclays Bank PLC Wholesale	3/18/2015	3,616	—	3,616

268

DERIVATIVE INSTRUMENTS, CONTINUED

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Investment Quality Bond Fund, continued
	USD	394,127	EUR	347,000	Deutsche Bank AG London	3/18/2015	$5,755	—	$5,755
	USD	330,757	EUR	290,000	UBS AG	3/18/2015	6,181	—	6,181
	USD	7,082,695	EUR	6,265,000	Morgan Stanley and Company International PLC	3/31/2015	69,716	—	69,716
	USD	303,961	EUR	235,000	Citibank N.A.	9/18/2015	40,191	—	40,191
	USD	873,822	GBP	575,000	Barclays Bank PLC Wholesale	3/18/2015	—	($13,805)	(13,805)
	USD	1,910,915	GBP	1,243,000	Royal Bank of Scotland PLC	3/31/2015	—	(7,735)	(7,735)
	USD	388,017	GBP	252,000	Bank of America, N.A.	6/17/2015	—	(759)	(759)
	USD	870,700	MXN	13,010,000	Deutsche Bank AG London	3/18/2015	4	—	4
	USD	860,532	MXN	12,960,000	JPMorgan Chase Bank N.A.	3/18/2015	—	(6,818)	(6,818)
	USD	510,685	MXN	7,599,000	Royal Bank of Canada	3/18/2015	2,121	—	2,121
	USD	385,511	NGN	85,790,000	Citibank N.A.	10/8/2015	—	(1,366)	(1,366)
	USD	741,688	RON	2,900,000	JPMorgan Chase Bank	3/18/2015	9,675	—	9,675
	USD	177,727	RUB	11,650,000	JPMorgan Chase Bank	3/18/2015	—	(10,053)	(10,053)
	USD	762,911	TRY	1,780,000	Barclays Bank PLC Wholesale	3/31/2015	58,647	—	58,647
							$282,317	($392,282)	($109,965)

Real Return Bond Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. During the six months ended February 28, 2015, the fund held forward foreign currency contracts with USD notional values ranging from approximately $231.9 million to $372.4 million, as measured at each quarter end.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Real Return Bond Fund
	AUD	2,326,000	USD	1,826,764	Bank of America, N.A.	3/3/2015	—	($9,124)	($9,124)
	BRL	2,358,906	USD	819,577	JPMorgan Chase Bank	3/3/2015	$11,682	—	11,682
	BRL	2,358,906	USD	890,321	UBS AG	3/3/2015	—	(59,062)	(59,062)
	BRL	27,839,306	USD	9,621,682	JPMorgan Chase Bank	4/2/2015	98,740	—	98,740
	BRL	2,418,196	USD	891,337	Deutsche Bank AG London	7/2/2015	—	(69,759)	(69,759)
	EUR	1,521,000	USD	1,719,161	Citibank N.A.	3/3/2015	—	(17,105)	(17,105)
	EUR	3,278,000	USD	3,714,758	Citibank N.A.	4/2/2015	—	(45,315)	(45,315)
	GBP	10,058,000	USD	15,604,031	Deutsche Bank AG London	3/3/2015	—	(75,866)	(75,866)
	INR	669,626,868	USD	10,512,196	JPMorgan Chase Bank	4/13/2015	224,658	—	224,658
	JPY	1,519,500,000	USD	12,717,432	Bank of America, N.A.	3/3/2015	—	(15,354)	(15,354)
	MXN	2,360,000	USD	160,793	Bank of America, N.A.	5/5/2015	—	(3,350)	(3,350)
	MXN	1,939,000	USD	128,577	Barclays Bank PLC Wholesale	5/5/2015	779	—	779
	MXN	1,750,000	USD	116,971	Citibank N.A.	5/5/2015	—	(223)	(223)
	MYR	10,616,929	USD	2,941,792	Bank of America, N.A.	4/13/2015	—	(6,266)	(6,266)
	PLN	6,327,737	USD	1,685,015	JPMorgan Chase Bank	7/30/2015	14,036	—	14,036
	USD	5,068,982	AUD	6,419,000	BNP Paribas SA	3/3/2015	52,889	—	52,889
	USD	829,578	BRL	2,358,906	JPMorgan Chase Bank	3/3/2015	—	(1,681)	(1,681)
	USD	819,577	BRL	2,358,906	UBS AG	3/3/2015	—	(11,682)	(11,682)
	USD	8,800,000	BRL	28,175,400	JPMorgan Chase Bank	4/4/2016	—	(101,036)	(101,036)
	USD	1,858,604	CAD	2,156,000	Citibank N.A.	3/3/2015	133,942	—	133,942
	USD	886,816	CAD	1,034,000	Goldman Sachs Capital Markets LP	3/3/2015	59,682	—	59,682
	USD	488,433	COP	1,124,128,696	BNP Paribas SA	6/3/2015	42,771	—	42,771
	USD	70,025,105	EUR	62,015,000	Bank of America, N.A.	4/7/2015	600,700	—	600,700
	USD	4,639,873	GBP	3,076,000	Citibank N.A.	3/3/2015	—	(109,047)	(109,047)
	USD	5,840,206	GBP	3,805,000	Goldman Sachs Capital Markets LP	3/3/2015	—	(34,190)	(34,190)
	USD	2,487,460	GBP	1,621,000	HSBC Bank USA	3/3/2015	—	(15,140)	(15,140)
	USD	2,403,924	GBP	1,556,000	JPMorgan Chase Bank N.A.	3/3/2015	1,675	—	1,675
	USD	15,600,964	GBP	10,058,000	Deutsche Bank AG London	4/2/2015	76,009	—	76,009
	USD	1,166,604	GBP	774,000	Bank of America, N.A.	4/7/2015	—	(28,058)	(28,058)
	USD	2,562,112	HUF	712,676,970	JPMorgan Chase Bank	4/30/2015	—	(66,887)	(66,887)
	USD	12,834,103	JPY	1,519,500,000	Bank of America, N.A.	3/3/2015	132,025	—	132,025
	USD	12,722,827	JPY	1,519,500,000	Bank of America, N.A.	4/2/2015	15,360	—	15,360
	USD	1,947,595	KRW	2,146,931,000	Credit Suisse International	5/18/2015	—	(2,707)	(2,707)
	USD	2,305,364	MXN	33,836,982	Credit Suisse International	4/22/2015	46,135	—	46,135
	USD	801,064	MXN	11,924,000	Barclays Bank PLC Wholesale	5/5/2015	5,580	—	5,580
	USD	1,032,670	MXN	15,476,000	Citibank N.A.	5/5/2015	220	—	220
	USD	206,066	MXN	3,080,000	Credit Suisse International	5/5/2015	590	—	590

269

DERIVATIVE INSTRUMENTS, CONTINUED

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Real Return Bond Fund (continued)
	USD	6,700,851	MXN	98,860,000	Citibank N.A.	5/14/2015	$109,174	—	$109,174
	USD	2,880,662	MYR	10,533,142	Barclays Capital	4/13/2015	—	($31,698)	(31,698)
	USD	3,093,273	NZD	4,270,000	Bank of America, N.A.	3/3/2015	—	(136,866)	(136,866)
	USD	516,156	ZAR	6,042,279	Barclays Bank PLC Wholesale	4/30/2015	2,969	—	2,969
							$1,629,616	($840,416)	$789,200

Spectrum Income Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. During the six months ended February 28, 2015, the fund held forward foreign currency contracts with USD notional values ranging from approximately $80.4 million to $110.5 million, as measured at each quarter end.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Spectrum Income Fund
	BRL	1,605,000	USD	558,650	Credit Suisse International	3/3/2015	$6,939	—	$6,939
	BRL	449,000	USD	153,268	State Street Bank London	5/22/2015	1,212	—	1,212
	CAD	6,625	USD	5,320	State Street Bank London	3/19/2015	—	($22)	(22)
	CHF	914,000	USD	986,349	Barclays Bank PLC Wholesale	5/22/2015	—	(24,553)	(24,553)
	CLP	20,304,000	USD	32,536	Citibank N.A. London	5/22/2015	152	—	152
	CLP	47,402,001	USD	75,057	Credit Suisse International	5/22/2015	1,256	—	1,256
	CNY	152,000	USD	24,032	HSBC Bank USA	4/13/2015	99	—	99
	CNY	494,000	USD	79,073	JPMorgan Chase Bank N.A. London	4/13/2015	—	(648)	(648)
	CNY	348,000	USD	55,353	Standard Chartered Bank	4/13/2015	—	(106)	(106)
	CNY	2,148,000	USD	342,939	Morgan Stanley and Company International PLC	4/20/2015	—	(2,180)	(2,180)
	COP	195,884,000	USD	81,828	Citibank N.A. London	5/22/2015	—	(4,078)	(4,078)
	COP	72,483,000	USD	29,896	Credit Suisse International	5/22/2015	—	(1,126)	(1,126)
	CZK	2,706,000	USD	112,082	Barclays Bank PLC Wholesale	5/22/2015	—	(1,989)	(1,989)
	EGP	856,000	USD	108,185	Goldman Sachs International	4/14/2015	1,784	—	1,784
	EGP	2,260,000	USD	300,921	JPMorgan Chase Bank N.A. London	4/14/2015	—	(10,586)	(10,586)
	EUR	470,000	USD	580,608	Bank of America, N.A.	3/3/2015	—	(54,660)	(54,660)
	EUR	301,190	USD	340,430	State Street Bank London	5/22/2015	—	(3,056)	(3,056)
	GBP	125,469	USD	192,302	HSBC Bank USA	4/10/2015	1,354	—	1,354
	GBP	20,000	USD	30,895	State Street Bank London	5/22/2015	—	(35)	(35)
	HKD	6,714,000	USD	865,453	State Street Bank London	5/22/2015	201	—	201
	IDR	422,402,000	USD	32,897	HSBC Bank USA	4/14/2015	—	(433)	(433)
	IDR	748,190,000	USD	57,820	JPMorgan Chase Bank N.A. London	4/14/2015	—	(316)	(316)
	IDR	2,115,519,000	USD	165,150	Standard Chartered Bank	4/14/2015	—	(2,557)	(2,557)
	IDR	2,384,344,000	USD	189,009	Westpac Banking Corporation	4/14/2015	—	(5,754)	(5,754)
	IDR	2,200,343,000	USD	167,581	Deutsche Bank AG London	5/22/2015	399	—	399
	INR	12,708,000	USD	202,793	Canadian Imperial Bank of Commerce	3/9/2015	2,596	—	2,596
	INR	1,649,000	USD	25,774	State Street Bank London	3/9/2015	878	—	878
	INR	4,992,000	USD	80,173	HSBC Bank USA	4/9/2015	—	(52)	(52)
	INR	4,839,000	USD	77,885	JPMorgan Chase Bank N.A. London	4/9/2015	—	(220)	(220)
	INR	2,796,000	USD	44,248	Standard Chartered Bank	4/9/2015	628	—	628
	INR	22,015,000	USD	347,788	Standard Chartered Bank	4/15/2015	5,028	—	5,028
	INR	32,265,000	USD	510,845	JPMorgan Chase Bank N.A. London	5/12/2015	2,990	—	2,990
	INR	17,314,000	USD	272,876	Deutsche Bank AG London	5/15/2015	2,693	—	2,693
	INR	23,989,000	USD	378,734	Bank of America, N.A.	5/18/2015	2,846	—	2,846
	INR	12,626,000	USD	199,589	JPMorgan Chase Bank N.A. London	5/18/2015	1,246	—	1,246
	INR	23,760,000	USD	376,605	Standard Chartered Bank	5/18/2015	1,333	—	1,333
	INR	34,392,000	USD	544,907	Standard Chartered Bank	5/22/2015	1,714	—	1,714
	INR	25,736,000	USD	406,829	Bank of America, N.A.	7/20/2015	—	(2,652)	(2,652)
	JPY	800,000,000	USD	6,719,612	Citibank N.A. London	5/22/2015	—	(25,156)	(25,156)
	JPY	400,830,000	USD	3,365,647	HSBC Bank USA	5/22/2015	—	(11,473)	(11,473)
	JPY	28,799,000	USD	241,158	State Street Bank London	5/22/2015	—	(166)	(166)
	MXN	15,355,000	USD	1,050,432	Canadian Imperial Bank of Commerce	3/11/2015	—	(22,293)	(22,293)
	MXN	13,560,000	USD	911,443	Morgan Stanley and Company International PLC	5/11/2015	—	(7,142)	(7,142)
	MXN	13,985,000	USD	930,875	HSBC Bank USA	5/22/2015	1,154	—	1,154
	MXN	1,408,000	USD	95,385	JPMorgan Chase Bank N.A. London	5/22/2015	—	(1,549)	(1,549)
	MXN	426,571	USD	28,427	State Street Bank London	5/22/2015	1	—	1
	MYR	455,000	USD	126,382	Standard Chartered Bank	3/16/2015	—	(268)	(268)

270

DERIVATIVE INSTRUMENTS, CONTINUED

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Spectrum Income Fund, continued
	MYR	954,000	USD	262,622	JPMorgan Chase Bank N.A. London	4/14/2015	$1,130	—	$1,130
	MYR	471,000	USD	130,477	Standard Chartered Bank	4/14/2015	—	($259)	(259)
	MYR	790,000	USD	219,505	Standard Chartered Bank	5/22/2015	—	(1,804)	(1,804)
	NGN	15,937,000	USD	78,624	Citibank N.A. London	3/9/2015	—	(52)	(52)
	NGN	6,640,000	USD	33,002	Goldman Sachs International	3/9/2015	—	(266)	(266)
	PLN	1,790,000	USD	531,047	Bank of America, N.A.	3/3/2015	—	(48,135)	(48,135)
	PLN	7,100,000	USD	1,930,056	Barclays Bank PLC Wholesale	5/22/2015	—	(20,158)	(20,158)
	PLN	150,000	USD	41,091	JPMorgan Chase Bank N.A. London	5/22/2015	—	(742)	(742)
	PLN	656,116	USD	177,354	State Street Bank London	5/22/2015	—	(859)	(859)
	RUB	4,709,789	USD	71,005	State Street Bank London	3/23/2015	4,727	—	4,727
	RUB	10,386,000	USD	158,619	State Street Bank London	4/23/2015	6,349	—	6,349
	RUB	12,528,000	USD	193,752	State Street Bank London	5/22/2015	3,280	—	3,280
	THB	5,727,000	USD	173,212	Citibank N.A. London	4/10/2015	3,586	—	3,586
	THB	8,149,000	USD	248,873	HSBC Bank USA	4/10/2015	2,694	—	2,694
	THB	915,000	USD	27,930	JPMorgan Chase Bank N.A. London	4/10/2015	316	—	316
	THB	4,176,000	USD	127,774	State Street Bank London	4/10/2015	1,142	—	1,142
	TRY	154,000	USD	62,793	JPMorgan Chase Bank N.A. London	5/22/2015	—	(2,630)	(2,630)
	TRY	1,231,000	USD	491,987	Morgan Stanley and Company International PLC	5/22/2015	—	(11,076)	(11,076)
	USD	800,592	AUD	975,000	Westpac Banking Corporation	3/16/2015	39,247	—	39,247
	USD	990,331	AUD	1,275,000	HSBC Bank USA	5/22/2015	—	(1,495)	(1,495)
	USD	37,991	AUD	49,000	JPMorgan Chase Bank N.A. London	5/22/2015	—	(126)	(126)
	USD	13,148	AUD	17,000	State Street Bank London	5/22/2015	—	(76)	(76)
	USD	618,211	BRL	1,605,000	Royal Bank of Scotland PLC	3/3/2015	52,622	—	52,622
	USD	38,164	BRL	111,000	JPMorgan Chase Bank N.A. London	5/22/2015	—	(26)	(26)
	USD	101,971	BRL	284,000	Morgan Stanley and Company International PLC	5/22/2015	4,260	—	4,260
	USD	35,822	BRL	101,000	State Street Bank London	5/22/2015	1,072	—	1,072
	USD	997,523	BRL	2,931,000	Credit Suisse International	6/2/2015	—	(7,264)	(7,264)
	USD	6,888,171	BRL	20,037,000	Morgan Stanley and Company International PLC	6/2/2015	19,213	—	19,213
	USD	183,094	CAD	213,750	Royal Bank of Canada (UK)	3/19/2015	12,149	—	12,149
	USD	520,876	CAD	630,000	Canadian Imperial Bank of Commerce	4/22/2015	17,273	—	17,273
	USD	94,723	CAD	118,000	Canadian Imperial Bank of Commerce	5/22/2015	432	—	432
	USD	59,507	CAD	75,000	JPMorgan Chase Bank N.A. London	5/22/2015	—	(423)	(423)
	USD	213,109	CHF	195,900	HSBC Bank USA	5/12/2015	7,045	—	7,045
	USD	52,939	CNY	333,000	JPMorgan Chase Bank N.A. London	4/13/2015	73	—	73
	USD	28,196	CNY	178,000	State Street Bank London	4/13/2015	—	(63)	(63)
	USD	70,681	CNY	446,000	JPMorgan Chase Bank N.A. London	4/20/2015	—	(73)	(73)
	USD	111,800	COP	280,865,000	Credit Suisse International	5/22/2015	320	—	320
	USD	288,668	DKK	1,871,000	Skandinaviska Enskilda Bank	5/22/2015	7,316	—	7,316
	USD	583,427	EUR	470,000	Bank of America, N.A.	3/3/2015	57,479	—	57,479
	USD	7,112,451	EUR	5,723,754	Bank of America, N.A.	3/12/2015	706,697	—	706,697
	USD	776,923	EUR	681,062	Deutsche Bank AG London	3/12/2015	14,711	—	14,711
	USD	234,257	EUR	188,967	Goldman Sachs International	3/12/2015	22,774	—	22,774
	USD	139,190	EUR	122,054	JPMorgan Chase Bank N.A. London	3/12/2015	2,593	—	2,593
	USD	216,575	EUR	182,894	Royal Bank of Scotland PLC	3/12/2015	11,889	—	11,889
	USD	1,314,083	EUR	1,165,000	State Street Bank London	4/28/2015	9,540	—	9,540
	USD	5,581,132	EUR	4,911,980	Goldman Sachs International	5/22/2015	79,050	—	79,050
	USD	173,928	EUR	153,000	JPMorgan Chase Bank N.A. London	5/22/2015	2,548	—	2,548
	USD	38,434	EUR	34,000	State Street Bank London	5/22/2015	349	—	349
	USD	3,976,419	GBP	2,639,000	Bank of America, N.A.	4/10/2015	—	(96,770)	(96,770)
	USD	2,436,380	GBP	1,580,000	Citibank N.A. London	5/22/2015	—	(1,575)	(1,575)
	USD	2,645,950	GBP	1,716,000	HSBC Bank USA	5/22/2015	—	(1,856)	(1,856)
	USD	40,920	GBP	27,000	JPMorgan Chase Bank N.A. London	5/22/2015	—	(741)	(741)
	USD	394,687	HUF	106,684,000	Bank of America, N.A.	5/22/2015	1,343	—	1,343
	USD	112,174	HUF	30,172,895	JPMorgan Chase Bank N.A. London	5/22/2015	926	—	926
	USD	559,799	IDR	7,207,415,000	Deutsche Bank AG London	4/14/2015	5,857	—	5,857
	USD	34,438	IDR	434,613,000	HSBC Bank USA	4/14/2015	1,035	—	1,035
	USD	20,851	IDR	266,204,000	JPMorgan Chase Bank N.A. London	4/14/2015	391	—	391
	USD	192,264	IDR	2,497,530,000	Standard Chartered Bank	4/14/2015	311	—	311
	USD	1,297,616	IDR	17,037,699,000	Deutsche Bank AG London	5/22/2015	—	(3,091)	(3,091)
	USD	427,733	ILS	1,654,000	Bank of America, N.A.	5/26/2015	12,281	—	12,281
	USD	185,060	ILS	720,000	JPMorgan Chase Bank N.A. London	5/26/2015	4,211	—	4,211
	USD	18,357	INR	1,151,000	HSBC Bank USA	3/9/2015	—	(245)	(245)
	USD	96,399	INR	5,964,000	JPMorgan Chase Bank N.A. London	3/9/2015	7	—	7
	USD	7,976	INR	498,000	Standard Chartered Bank	3/9/2015	—	(73)	(73)

271

DERIVATIVE INSTRUMENTS, CONTINUED

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Spectrum Income Fund, continued
	USD	45,314	INR	2,843,000	Standard Chartered Bank	4/9/2015	—	($316)	($316)
	USD	518,071	JPY	61,300,000	State Street Bank London	4/28/2015	$5,260	—	5,260
	USD	379,230	JPY	45,164,148	HSBC Bank USA	5/22/2015	1,293	—	1,293
	USD	127,623	JPY	15,169,000	JPMorgan Chase Bank N.A. London	5/22/2015	688	—	688
	USD	75,370	KRW	81,897,000	JPMorgan Chase Bank N.A. London	4/14/2015	879	—	879
	USD	1,033,798	MXN	15,355,000	Barclays Bank PLC Wholesale	3/11/2015	5,659	—	5,659
	USD	336,213	MXN	5,020,000	Barclays Bank PLC Wholesale	5/6/2015	1,334	—	1,334
	USD	162,772	MXN	2,450,000	JPMorgan Chase Bank N.A. London	5/6/2015	—	(665)	(665)
	USD	2,433,720	MXN	36,563,000	HSBC Bank USA	5/22/2015	—	(3,017)	(3,017)
	USD	32,604	MXN	490,662	State Street Bank London	5/22/2015	—	(96)	(96)
	USD	113,765	MYR	411,000	JPMorgan Chase Bank N.A. London	4/14/2015	136	—	136
	USD	33,336	NOK	252,000	Skandinaviska Enskilda Bank	5/22/2015	526	—	526
	USD	726,763	NZD	973,000	Citibank N.A. London	5/22/2015	—	(3,634)	(3,634)
	USD	43,906	NZD	60,000	JPMorgan Chase Bank N.A. London	5/22/2015	—	(1,133)	(1,133)
	USD	108,360	PEN	337,000	Citibank N.A. London	5/22/2015	817	—	817
	USD	54,306	PEN	169,000	Credit Suisse International	5/22/2015	375	—	375
	USD	86,662	PEN	269,000	HSBC Bank USA	5/22/2015	819	—	819
	USD	47,565	PHP	2,100,000	HSBC Bank USA	4/21/2015	48	—	48
	USD	264,145	PHP	11,678,000	JPMorgan Chase Bank N.A. London	4/21/2015	—	(93)	(93)
	USD	902,688	PHP	40,138,000	Standard Chartered Bank	5/22/2015	—	(4,135)	(4,135)
	USD	519,041	PLN	1,790,000	Bank of America, N.A.	3/3/2015	36,129	—	36,129
	USD	184,407	RON	702,000	Bank of America, N.A.	4/15/2015	7,257	—	7,257
	USD	566,178	RON	2,209,000	Bank of America, N.A.	5/22/2015	8,916	—	8,916
	USD	30,662	RON	118,000	JPMorgan Chase Bank N.A. London	5/22/2015	894	—	894
	USD	193,577	SEK	1,616,000	Skandinaviska Enskilda Bank	5/22/2015	—	(425)	(425)
	USD	542,852	SGD	725,000	Westpac Banking Corporation	4/23/2015	11,551	—	11,551
	USD	20,634	SGD	28,000	HSBC Bank USA	5/22/2015	127	—	127
	USD	32,425	THB	1,061,000	HSBC Bank USA	4/10/2015	—	(329)	(329)
	USD	83,341	TRY	213,000	Bank of America, N.A.	5/22/2015	129	—	129
	USD	163,063	TRY	408,000	Morgan Stanley and Company International PLC	5/22/2015	3,671	—	3,671
	USD	73,443	TRY	187,000	UBS AG London	5/22/2015	388	—	388
	USD	305,451	ZAR	3,595,000	Deutsche Bank AG London	3/16/2015	—	(2,106)	(2,106)
	USD	1,380,892	ZAR	16,351,000	Barclays Bank PLC Wholesale	5/22/2015	—	(2,853)	(2,853)
	USD	95,798	ZAR	1,114,294	JPMorgan Chase Bank N.A. London	5/22/2015	1,498	—	1,498
	USD	72,573	ZMW	512,000	Citibank N.A. London	3/5/2015	—	(1,584)	(1,584)
	ZAR	1,708,833	USD	144,198	State Street Bank London	5/22/2015	417	—	417
	ZMW	512,000	USD	77,085	JPMorgan Chase Bank N.A. London	3/5/2015	—	(2,929)	(2,929)
	ZMW	184,000	USD	25,776	Citibank N.A. London	4/7/2015	362	—	362
	ZMW	126,000	USD	18,618	Goldman Sachs International	4/14/2015	—	(799)	(799)
	ZMW	459,000	USD	68,140	JPMorgan Chase Bank N.A. London	4/14/2015	—	(3,226)	(3,226)
							$1,243,914	($410,288)	$833,626

Strategic Equity Allocation Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currency and maintain diversity and liquidity of the fund. During the six months ended February 28, 2015, the fund held forward foreign currency contracts with USD notional values ranging up to approximately $45.0 million, as measured at each quarter end.

FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Strategic Equity Allocation Fund
	USD	45,025,034	JPY	5,341,725,000	Royal Bank of Canada	5/18/2015	$327,335	—	$327,335
							$327,335	—	$327,335

Total Return Fund

The fund used forward foreign currency contracts to manage against anticipated changes in currency exchange rates, gain exposure to foreign currencies, and to maintain diversity and liquidity of the fund. During the six months ended February 28, 2015, the fund held forward foreign currency contracts with USD notional values ranging from approximately $1.2 billion to $1.7 billion, as measured at each quarter end.

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FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Total Return Fund
	AUD	11,927,000	USD	9,260,694	Citibank N.A.	3/3/2015	$59,592	—	$59,592
	AUD	3,921,000	USD	3,080,015	JPMorgan Chase Bank N.A.	3/3/2015	—	($15,970)	(15,970)
	BRL	7,131,397	USD	2,477,728	Bank of America, N.A.	3/3/2015	35,318	—	35,318
	BRL	7,350,911	USD	2,553,996	BNP Paribas SA	3/3/2015	36,405	—	36,405
	BRL	23,149,295	USD	8,958,705	Credit Suisse International	3/3/2015	—	(801,082)	(801,082)
	BRL	5,799,501	USD	2,014,859	Deutsche Bank AG London	3/3/2015	28,838	—	28,838
	BRL	889,512	USD	309,051	Goldman Sachs Capital Markets LP	3/3/2015	4,405	—	4,405
	BRL	26,769,994	USD	9,316,163	HSBC Bank USA	3/3/2015	117,365	—	117,365
	BRL	24,490,026	USD	8,508,799	JPMorgan Chase Bank	3/3/2015	121,286	—	121,286
	BRL	7,947,408	USD	2,940,000	UBS AG	3/3/2015	—	(139,398)	(139,398)
	BRL	31,988,711	USD	11,555,552	JPMorgan Chase Bank	4/2/2015	—	(386,316)	(386,316)
	BRL	296,710	USD	86,190	JPMorgan Chase Bank	1/3/2018	—	(4,328)	(4,328)
	CAD	23,800,000	USD	19,138,802	Goldman Sachs Capital Markets LP	5/5/2015	—	(117,063)	(117,063)
	EUR	12,404,000	USD	14,070,408	Citibank N.A.	3/3/2015	—	(189,869)	(189,869)
	EUR	19,333,000	USD	21,906,960	Goldman Sachs Capital Markets LP	3/3/2015	—	(272,609)	(272,609)
	EUR	1,954,000	USD	2,226,213	JPMorgan Chase Bank N.A.	3/3/2015	—	(39,614)	(39,614)
	EUR	7,834,000	USD	8,895,319	Bank of America, N.A.	4/2/2015	—	(125,820)	(125,820)
	EUR	1,361,000	USD	1,542,339	Citibank N.A.	4/2/2015	—	(18,815)	(18,815)
	EUR	4,888,000	USD	5,554,800	Goldman Sachs Capital Markets LP	4/2/2015	—	(83,099)	(83,099)
	EUR	469,000	USD	612,977	Bank of America, N.A.	6/15/2015	—	(87,444)	(87,444)
	EUR	1,868,000	USD	2,489,828	Barclays Bank PLC Wholesale	6/15/2015	—	(396,663)	(396,663)
	EUR	3,114,000	USD	4,174,348	BNP Paribas SA	6/15/2015	—	(684,998)	(684,998)
	EUR	3,992,000	USD	5,281,296	Citibank N.A.	6/15/2015	—	(808,109)	(808,109)
	EUR	7,355,000	USD	9,856,619	Credit Suisse International	6/15/2015	—	(1,615,065)	(1,615,065)
	EUR	2,220,000	USD	2,886,622	Deutsche Bank AG London	6/15/2015	—	(399,027)	(399,027)
	EUR	9,406,000	USD	12,571,721	Goldman Sachs Capital Markets LP	6/15/2015	—	(2,031,941)	(2,031,941)
	EUR	2,597,000	USD	3,472,449	JPMorgan Chase Bank N.A.	6/15/2015	—	(562,412)	(562,412)
	EUR	1,306,000	USD	1,721,198	UBS AG	6/15/2015	—	(257,775)	(257,775)
	EUR	1,143,000	USD	1,543,679	Bank of America, N.A.	6/13/2016	—	(249,212)	(249,212)
	EUR	4,162,000	USD	5,625,359	Deutsche Bank AG London	6/13/2016	—	(911,827)	(911,827)
	ILS	16,680,436	USD	4,238,993	Bank of America, N.A.	3/12/2015	—	(51,546)	(51,546)
	ILS	9,024,335	USD	2,287,000	Goldman Sachs Capital Markets LP	3/12/2015	—	(21,535)	(21,535)
	ILS	3,524,331	USD	895,000	JPMorgan Chase Bank N.A.	3/12/2015	—	(10,254)	(10,254)
	INR	205,995,369	USD	3,278,615	UBS AG	4/13/2015	24,332	—	24,332
	INR	206,627,900	USD	3,273,313	Citibank N.A.	6/26/2015	—	(12,375)	(12,375)
	INR	190,904,090	USD	3,019,201	Goldman Sachs Capital Markets LP	6/26/2015	—	(6,412)	(6,412)
	INR	121,496,540	USD	1,913,934	HSBC Bank USA	6/26/2015	3,487	—	3,487
	JPY	11,549,716,000	USD	96,665,170	Bank of America, N.A.	3/3/2015	—	(116,709)	(116,709)
	JPY	419,800,000	USD	3,526,100	Barclays Bank PLC Wholesale	3/3/2015	—	(16,832)	(16,832)
	JPY	198,500,000	USD	1,673,533	Goldman Sachs Capital Markets LP	3/3/2015	—	(14,197)	(14,197)
	JPY	870,000,000	USD	8,123,970	Bank of America, N.A.	3/10/2015	—	(850,841)	(850,841)
	JPY	364,100,000	USD	3,063,224	Goldman Sachs Capital Markets LP	4/2/2015	—	(18,282)	(18,282)
	JPY	216,100,000	USD	1,810,128	JPMorgan Chase Bank N.A.	4/2/2015	—	(2,899)	(2,899)
	MXN	6,525,000	USD	444,564	Bank of America, N.A.	5/5/2015	—	(9,262)	(9,262)
	MXN	1,913,000	USD	130,354	Barclays Bank PLC Wholesale	5/5/2015	—	(2,732)	(2,732)
	MXN	129,006,706	USD	8,590,486	BNP Paribas SA	5/5/2015	15,928	—	15,928
	MXN	85,600,000	USD	5,755,213	Citibank N.A.	5/5/2015	—	(44,586)	(44,586)
	MXN	23,098,526	USD	1,535,000	Deutsche Bank AG London	5/5/2015	5,970	—	5,970
	MXN	19,925,731	USD	1,339,309	Goldman Sachs Capital Markets LP	5/5/2015	—	(10,005)	(10,005)
	MXN	25,412,000	USD	1,686,779	HSBC Bank USA	5/5/2015	8,529	—	8,529
	MXN	95,099,529	USD	6,461,021	UBS AG	5/5/2015	—	(116,653)	(116,653)
	USD	943,575	AUD	1,196,000	Bank of America, N.A.	3/3/2015	8,967	—	8,967
	USD	11,410,851	AUD	14,652,000	Goldman Sachs Capital Markets LP	3/3/2015	—	(38,873)	(38,873)
	USD	8,009,004	AUD	10,311,000	Citibank N.A.	4/2/2015	—	(34,686)	(34,686)
	USD	2,536,000	BRL	7,131,397	Bank of America, N.A.	3/3/2015	22,954	—	22,954
	USD	2,584,000	BRL	7,350,912	BNP Paribas SA	3/3/2015	—	(6,401)	(6,401)
	USD	8,163,964	BRL	23,149,295	Credit Suisse International	3/3/2015	6,341	—	6,341
	USD	2,041,000	BRL	5,799,502	Deutsche Bank AG London	3/3/2015	—	(2,697)	(2,697)
	USD	312,000	BRL	889,512	Goldman Sachs Capital Markets LP	3/3/2015	—	(1,456)	(1,456)
	USD	9,314,024	BRL	26,769,995	HSBC Bank USA	3/3/2015	—	(119,505)	(119,505)
	USD	8,613,426	BRL	24,490,026	JPMorgan Chase Bank	3/3/2015	—	(16,659)	(16,659)
	USD	2,775,562	BRL	7,947,408	UBS AG	3/3/2015	—	(25,040)	(25,040)
	USD	50,664	BRL	124,700	BNP Paribas SA	4/2/2015	7,123	—	7,123
	USD	2,407,071	BRL	5,930,300	Credit Suisse International	4/2/2015	336,436	—	336,436

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FUND	CONTRACT TO BUY		CONTRACT TO SELL		COUNTERPARTY	CONTRACTUAL SETTLEMENT DATE	UNREALIZED APPRECIATION	UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION/ (DEPRECIATION)
Total Return Fund, continued
	USD	11,640,338	BRL	32,714,994	HSBC Bank USA	4/2/2015	$217,513	—	$217,513
	USD	11,593,050	BRL	28,758,756	JPMorgan Chase Bank	4/2/2015	1,551,591	—	1,551,591
	USD	144,123	BRL	348,616	BNP Paribas SA	7/2/2015	25,681	—	25,681
	USD	6,236,493	BRL	16,478,427	Deutsche Bank AG London	7/2/2015	637,982	—	637,982
	USD	6,606,488	BRL	16,007,520	Goldman Sachs Capital Markets LP	7/2/2015	1,167,966	—	1,167,966
	USD	1,995,215	BRL	5,000,000	BNP Paribas SA	10/2/2015	340,401	—	340,401
	USD	19,032,822	BRL	49,000,000	BNP Paribas SA	1/5/2016	3,209,074	—	3,209,074
	USD	43,727,285	BRL	126,900,000	JPMorgan Chase Bank	1/5/2016	2,747,008	—	2,747,008
	USD	9,650,647	BRL	25,000,000	UBS AG	1/5/2016	1,577,306	—	1,577,306
	USD	86,783	BRL	296,710	BNP Paribas SA	1/3/2018	4,921	—	4,921
	USD	12,087,581	CAD	13,850,192	Citibank N.A.	3/3/2015	1,008,314	—	1,008,314
	USD	209,823	CAD	264,000	Goldman Sachs Capital Markets LP	3/3/2015	—	($1,361)	(1,361)
	USD	21,391,270	CAD	23,480,128	Bank of America, N.A.	5/5/2015	2,625,183	—	2,625,183
	USD	294,076	CHF	271,000	Goldman Sachs Capital Markets LP	5/12/2015	9,016	—	9,016
	USD	6,277,856	EUR	5,482,000	Citibank N.A.	3/3/2015	143,293	—	143,293
	USD	31,344,374	EUR	27,556,000	Goldman Sachs Capital Markets LP	3/3/2015	508,183	—	508,183
	USD	7,226,748	EUR	6,373,000	JPMorgan Chase Bank N.A.	3/3/2015	95,123	—	95,123
	USD	78,120,082	EUR	69,184,000	Bank of America, N.A.	4/7/2015	670,141	—	670,141
	USD	16,190,474	EUR	11,908,000	Bank of America, N.A.	6/15/2015	2,847,109	—	2,847,109
	USD	9,237,189	EUR	6,799,000	Barclays Bank PLC Wholesale	6/15/2015	1,618,652	—	1,618,652
	USD	7,289,521	EUR	5,375,000	BNP Paribas SA	6/15/2015	1,266,630	—	1,266,630
	USD	10,886,788	EUR	7,964,000	Citibank N.A.	6/15/2015	1,962,824	—	1,962,824
	USD	13,309,555	EUR	9,806,000	Credit Suisse International	6/15/2015	2,321,560	—	2,321,560
	USD	10,030,252	EUR	7,500,000	Bank of America, N.A.	8/7/2015	1,618,702	—	1,618,702
	USD	936,551	EUR	700,000	Deutsche Bank AG London	8/7/2015	151,473	—	151,473
	USD	39,571,936	EUR	28,934,000	Bank of America, N.A.	6/13/2016	6,803,717	—	6,803,717
	USD	14,138,359	EUR	10,326,000	Deutsche Bank AG London	6/13/2016	2,443,999	—	2,443,999
	USD	8,992,038	EUR	6,531,000	Bank of America, N.A.	6/27/2016	1,590,920	—	1,590,920
	USD	9,937,486	EUR	7,227,000	Barclays Bank PLC Wholesale	6/27/2016	1,747,642	—	1,747,642
	USD	6,984,092	GBP	4,591,000	Goldman Sachs Capital Markets LP	3/3/2015	—	(103,779)	(103,779)
	USD	16,537,437	GBP	10,972,000	Bank of America, N.A.	4/7/2015	—	(397,747)	(397,747)
	USD	2,924,000	ILS	11,437,610	Bank of America, N.A.	3/12/2015	52,708	—	52,708
	USD	961,000	ILS	3,755,972	BNP Paribas SA	3/12/2015	18,103	—	18,103
	USD	3,501,755	ILS	13,724,492	JPMorgan Chase Bank N.A.	3/12/2015	56,365	—	56,365
	USD	1,543,000	ILS	6,044,394	UBS AG	3/12/2015	25,619	—	25,619
	USD	25,263,582	ILS	99,942,963	Bank of America, N.A.	4/14/2015	169,910	—	169,910
	USD	1,230,000	ILS	4,835,499	Deutsche Bank AG London	4/14/2015	15,903	—	15,903
	USD	5,371,000	ILS	21,224,802	Goldman Sachs Capital Markets LP	4/14/2015	41,877	—	41,877
	USD	4,241,256	ILS	16,680,436	Bank of America, N.A.	6/11/2015	50,718	—	50,718
	USD	5,084,718	INR	323,896,564	JPMorgan Chase Bank	4/13/2015	—	(108,666)	(108,666)
	USD	20,333,813	JPY	2,400,000,000	Citibank N.A.	3/2/2015	271,302	—	271,302
	USD	79,417,850	JPY	9,402,716,000	Bank of America, N.A.	3/3/2015	816,976	—	816,976
	USD	23,270,181	JPY	2,765,300,000	Goldman Sachs Capital Markets LP	3/3/2015	153,987	—	153,987
	USD	8,128,894	JPY	870,084,300	Bank of America, N.A.	3/10/2015	855,061	—	855,061
	USD	96,706,182	JPY	11,549,716,000	Bank of America, N.A.	4/2/2015	116,753	—	116,753
	USD	30,375,223	JPY	3,570,000,000	Barclays Bank PLC Wholesale	5/7/2015	506,779	—	506,779
	USD	2,300,000	JPY	233,406,760	Bank of America, N.A.	8/7/2015	344,550	—	344,550
	USD	8,713,000	JPY	888,451,540	HSBC Bank USA	8/7/2015	1,269,674	—	1,269,674
	USD	23,927,424	MXN	352,117,174	JPMorgan Chase Bank N.A.	4/22/2015	417,253	—	417,253
	USD	2,075,000	MXN	31,002,674	Deutsche Bank AG London	4/30/2015	6,064	—	6,064
	USD	255,000	MXN	3,817,095	JPMorgan Chase Bank N.A.	4/30/2015	270	—	270
	USD	2,615,574	MXN	38,937,000	Barclays Bank PLC Wholesale	5/5/2015	17,973	—	17,973
							$46,963,045	($12,360,446)	$34,602,599

Options.  There are two types of options, put options and call options. Options are traded either over-the-counter or on an exchange. A call option gives the purchaser of the option the right to buy (and the seller the obligation to sell) the underlying instrument at the exercise price. A put option gives the purchaser of the option the right to sell (and the writer the obligation to buy) the underlying instrument at the exercise price. Writing puts and buying calls may increase a fund’s exposure to changes in the value of the underlying instrument. Buying puts and writing calls may decrease a fund’s exposure to such changes. Risks related to the use of options include the loss of premiums, possible illiquidity of the options markets, trading restrictions imposed by an exchange and movements in underlying security values, and for written options, potential losses in excess of the amounts recognized on the Statements of assets and liabilities. In addition, over-the-counter options are subject to the risks of all over-the-counter derivatives contracts.

When a fund purchases an option, the premium paid by the fund is included in the Portfolio of investments and subsequently “marked-to-market” to reflect current market value. If the purchased option expires, the fund realizes a loss equal to the cost of the option. If the fund exercises a call option, the cost of the securities acquired

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by exercising the call is increased by the premium paid to buy the call. If the fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium paid. If a fund enters into a closing sale transaction, the fund realizes a gain or loss, depending on whether proceeds from the closing sale are greater or less than the original cost. When the fund writes an option, the premium received is included as a liability and subsequently “marked-to-market” to reflect the current market value of the option written. Premiums received from writing options that expire unexercised are recorded as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium received reduces the cost basis of the securities purchased by a fund.

The following table summarizes the range of market value for purchased options held by the funds during the six months ended February 28, 2015, as measured each quarter end. In addition, the table details how the funds used purchased options during the six months ended February 28, 2015.

Fund	Market Value Range	Reasons for purchasing options
Global Bond Fund	$125,300 to $316,900
To manage duration of the fund, to manage against anticipated interest rate changes, maintain diversity and liquidity of the fund, to manage against anticipated changes in currency exchange rates and gain exposure to foreign currency.

Investment Quality Bond Fund	$6,600 to $35,800	To manage duration of the fund, to manage against anticipated changes in currency exchange rates and gain exposure to foreign currency.
Real Return Bond Fund	up to $563,900	To manage duration of the fund, to manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.
Spectrum Income Fund	up to $32,000	To manage against anticipated changes in currency exchange rates.
Total Return Fund	up to $963,000
To manage duration of the fund, to manage against anticipated interest rate changes, manage against anticipate currency exchange rate changes, gain exposure to foreign currency and treasury markets and maintain diversity and liquidity of the fund.

The following tables summarize the funds’ written options activities during the six months ended February 28, 2015. In addition, the tables detail how the funds used the written options contracts held during the six months ended February 28, 2015.

	NUMBER OF CONTRACTS/NOTIONAL	PREMIUMS RECEIVED
Capital Appreciation Value Fund
Outstanding, beginning of period	15,631	$3,735,330
Options written	25,832	5,875,583
Option closed	(11,290)	(2,183,517)
Options exercised	(11,469)	(2,364,341)
Options expired	(4,358)	(1,152,938)
Outstanding, end of period	14,346	$3,910,117
Global Bond Fund
Outstanding, beginning of period	123,400,403	$2,441,957
Options written	72,560,994	1,034,274
Option closed	(37,320,000)	(962,050)
Options exercised	(13,400,323)	(233,808)
Options expired	(59,310,691)	(434,562)
Outstanding, end of period	85,930,383	$1,845,811
Health Sciences Fund
Outstanding, beginning of period	618	$426,495
Options written	390	192,640
Option closed	(259)	(93,769)
Options exercised	(180)	(91,362)
Options expired	(338)	(323,473)
Outstanding, end of period	231	$110,530
Real Return Bond Fund
Outstanding, beginning of period	74,510,109	$509,022
Options written	231,348,416	1,647,940
Option closed	(36,230,000)	(297,622)
Options exercised	(18,428,070)	(114,095)
Options expired	(93,900,455)	(516,477)
Outstanding, end of period	157,300,000	$1,228,768
Total Return Fund
Outstanding, beginning of period	520,000,000	$3,088,609
Options written	1,542,605,696	9,145,752
Option closed	(247,900,530)	(1,647,279)
Options exercised	(318,901,899)	(1,993,759)
Options expired	(696,903,106)	(4,533,059)
Outstanding, end of period	798,900,161	$4,060,264

Options on Securities

Capital Appreciation Value Fund

The fund used written options to manage against anticipated changes in securities markets.

275

DERIVATIVE INSTRUMENTS, CONTINUED

FUND	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Capital Appreciation Value Fund	CALLS
	Google, Inc.	$590.00	Jan 2016	123	$304,988	($402,210)
	Google, Inc.	590.00	Jan 2016	124	296,530	(382,540)
	JPMorgan Chase & Co.	70.00	Jan 2016	1,095	130,986	(132,495)
	Visa, Inc.	$280.00	Jan 2016	123	162,055	(218,633)
	Visa, Inc.	300.00	Jan 2016	123	90,581	(128,535)
					$985,140	($1,264,413)

Health Sciences Fund

The fund used written options to manage against anticipated changes in securities markets, as a substitute for securities purchased and to maintain diversity and liquidity of the fund.

FUND	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Health Sciences Fund	CALLS
	Alkermes	$75.00	May 2015	70	$20,089	($26,250)
	Chimerix, Inc.	45.00	May 2015	18	6,066	(4,635)
	Chimerix, Inc.	40.00	May 2015	13	6,591	(5,850)
	Incyte Corp	90.00	Jun 2015	57	25,565	(33,060)
	Pharmacyclics, Inc.	190.00	May 2015	27	20,169	(92,340)
	Pharmacyclics, Inc.	200.00	May 2015	41	24,482	(112,955)
	Pharmacyclics, Inc.	230.00	May 2015	5	7,568	(5,450)
					$110,530	($280,540)

Over the Counter Options on Securities

Capital Appreciation Value Fund

The fund used written options to manage against anticipated changes in securities markets.

FUND	NAME OF ISSUER	COUNTERPARTY	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	PREMIUM	VALUE
Capital Appreciation Value Fund	CALLS
	American Tower Corp.	Citigroup Global Markets, Inc.	$105.00	Jan 2016	108	$38,691	($46,980)
	American Tower Corp.	Citigroup Global Markets, Inc.	115.00	Jan 2016	204	54,758	(35,700)
	American Tower Corp.	Citigroup Global Markets, Inc.	110.00	Jan 2016	171	40,737	(49,162)
	Boeing Co.	Citigroup Global Markets, Inc.	140.00	Jan 2016	42	19,392	(70,665)
	Cisco Systems, Inc.	Citigroup Global Markets, Inc.	25.00	Jan 2016	1,505	278,425	(737,450)
	CVS Health Corp.	Morgan Stanley Company, Inc.	90.00	Jan 2016	378	95,570	(609,525)
	CVS Health Corp.	Morgan Stanley Company, Inc.	95.00	Jan 2016	378	57,826	(465,885)
	Danaher Corp.	Morgan Stanley Company, Inc.	95.00	Jan 2016	180	62,460	(67,500)
	Danaher Corp.	Morgan Stanley Company, Inc.	100.00	Jan 2016	184	41,873	(41,860)
	Lowe’s Companies, Inc.	Morgan Stanley Company, Inc.	60.00	Jan 2016	945	185,995	(1,486,012)
	Lowe’s Companies, Inc.	Morgan Stanley Company, Inc.	75.00	Jan 2016	335	41,218	(190,950)
	Mondelez International, Inc.	Citigroup Global Markets, Inc.	45.00	Jan 2016	546	46,568	(21,021)
	Occidental Petroleum Corp.	Morgan Stanley Company, Inc.	97.50	Jan 2016	170	43,231	(23,035)
	Occidental Petroleum Corp.	Morgan Stanley Company, Inc.	95.00	Jan 2016	704	223,168	(117,568)
	PepsiCo, Inc.	Morgan Stanley Company, Inc.	100.00	Jan 2016	530	132,996	(237,175)
	PepsiCo, Inc.	Morgan Stanley Company, Inc.	105.00	Jan 2016	325	66,583	(85,963)
	PepsiCo, Inc.	J.P. Morgan Clearing Corp.	110.00	Jan 2016	538	90,125	(81,776)
	Pfizer, Inc.	J.P. Morgan Clearing Corp.	30.00	Jan 2016	2,117	389,905	(1,010,868)
	State Street Corp.	J.P. Morgan Clearing Corp.	87.50	Jan 2016	712	131,574	(123,176)
	State Street Corp.	Merrill Lynch Pierce Fenner & Smith, Inc.	85.00	Jan 2016	279	74,526	(64,728)
	Thermo Fisher Scientific, Inc.	Merrill Lynch Pierce Fenner & Smith, Inc.	150.00	Jan 2016	400	136,028	(138,000)
	United Technologies Corp.	J.P. Morgan Clearing Corp.	125.00	Jan 2016	99	44,253	(58,410)
	United Technologies Corp.	Morgan Stanley Company, Inc.	120.00	Jan 2016	480	139,003	(404,400)
	United Technologies Corp.	Morgan Stanley Company, Inc.	130.00	Jan 2016	99	29,911	(39,105)
	UnitedHealth Group, Inc.	Morgan Stanley Company, Inc.	100.00	Jan 2016	303	140,275	(527,220)
	UnitedHealth Group, Inc.	Citigroup Global Markets, Inc.	105.00	Jan 2016	302	95,627	(413,740)
	Wal-Mart Stores, Inc.	Citigroup Global Markets, Inc.	82.50	Jan 2016	362	93,215	(181,905)
	Wal-Mart Stores, Inc.	Morgan Stanley Company, Inc.	80.00	Jan 2016	362	131,044	(233,490)
						$2,924,977	($7,563,269)

Options on Exchange-Traded Future Contracts

Global Bond Fund

The fund used written options to manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

276

DERIVATIVE INSTRUMENTS, CONTINUED

FUND	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE		NUMBER OF CONTRACTS	PREMIUM	VALUE
Global Bond Fund	CALLS
	Euro Bund	160.00	May 2015	EUR	106	$49,995	($35,586)
						$49,995	($35,586)
	PUTS
	Euro Bund	152.00	May 2015	EUR	87	$32,812	($20,445)
	Euro-Schatz	111.10	May 2015	EUR	190	9,760	(10,631)
						$42,572	($31,076)

Total Return Fund

The fund used written options to manage against anticipated interest rate changes, manage duration of the fund and maintain diversity and liquidity of the fund.

FUND	NAME OF ISSUER	EXERCISE PRICE	EXPIRATION DATE		NUMBER OF CONTRACTS	PREMIUM	VALUE
Total Return Fund	PUTS
	Euro BUND	156.5	Apr 2015	EUR	107	$37,591	($51,488)
	Euro BUND	157	Apr 2015	EUR	54	26,554	(36,860)
						$64,145	($88,348)

Foreign Currency Options

Global Bond Fund

The fund used written options to manage against anticipate currency exchange rates and gain exposure to foreign currencies.

FUND	DESCRIPTION	COUNTERPARTY	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Fund	CALLS
	U.S. Dollar versus China Renminbi	HSBC Bank USA, N.A.	$6.60	Feb 2016	USD	1,700,000	$19,080	($20,122)
	U.S. Dollar versus China Renminbi	JPMorgan Chase Bank	6.60	Feb 2016	USD	1,450,000	16,530	(17,162)
							$35,610	($37,284)
	PUTS
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$93.00	Sep 2016	USD	5,400,000	$97,578	($17,442)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	4,400,000	242,590	(48,581)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	380,000	17,176	(4,274)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	116.95	Apr 2015	USD	6,700,000	45,158	(43,074)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	94.75	Apr 2016	USD	5,300,000	159,477	(10,007)
	U.S. Dollar versus Japanese Yen	Barclays Bank PLC	97.00	Sep 2016	USD	5,100,000	113,974	(26,775)
	U.S. Dollar versus Japanese Yen	Citibank N.A.	93.00	Apr 2016	USD	1,400,000	33,625	(2,010)
	U.S. Dollar versus Japanese Yen	Citibank N.A.	95.00	Sep 2016	USD	8,400,000	184,948	(34,726)
	U.S. Dollar versus Japanese Yen	Citibank N.A.	96.00	Sep 2016	USD	2,400,000	56,868	(11,191)
	U.S. Dollar versus Japanese Yen	Deutsche Bank AG	92.00	May 2016	USD	3,000,000	70,140	(4,521)
	U.S. Dollar versus Japanese Yen	HSBC Bank USA, N.A.	116.95	Apr 2015	USD	4,600,000	30,130	(29,573)
							$1,051,664	($232,174)

Real Return Bond Fund

The fund used written options to manage against anticpated changes in currency exchange rates and gain exposure to foreign currencies.

FUND	DESCRIPTION	COUNTERPARTY	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Fund	CALLS
	U.S. Dollar versus Brazilian Real	Deutsche Bank AG	2.680	Jul 2015	USD	1,610,000	$38,366	($154,892)
	U.S. Dollar versus Indian Rupee	JPMorgan Chase Bank	65.000	Mar 2015	USD	3,400,000	39,865	(7)
							$78,231	($154,899)
	PUTS
	Euro versus U.S. Dollar	BNP Paribas	1.118	Mar 2015	EUR	400,000	$2,244	($1,335)
	Euro versus U.S. Dollar	HSBC Bank USA	1.118	Mar 2015	EUR	2,910,000	20,724	(13,329)
	Euro versus U.S. Dollar	Deutsche Bank AG	1.119	Mar 2015	EUR	2,425,000	14,495	(15,457)
	Euro versus U.S. Dollar	Deutsche Bank AG	1.112	Mar 2015	EUR	2,425,000	14,714	(9,061)
	Euro versus U.S. Dollar	Deutsche Bank AG	1.107	Mar 2015	EUR	1,490,000	9,294	(3,833)
	Euro versus U.S. Dollar	UBS AG	1.109	Mar 2015	EUR	1,470,000	9,017	(6,866)
	Euro versus U.S. Dollar	Deutsche Bank AG	1.114	Mar 2015	EUR	2,270,000	12,782	(16,308)
							$83,270	($66,189)

Total Return Fund

The fund used written options to manage against currency exchange rate changes, gain exposure to foreign currency and as a substitute for securities purchased.

277

DERIVATIVE INSTRUMENTS, CONTINUED

FUND	DESCRIPTION	COUNTERPARTY	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Fund	CALLS
	U.S. Dollar versus Brazilian Real	Bank of America N.A.	$2.90	Apr 2015	USD	6,500,000	$50,700	($110,872)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	$2.67	Mar 2015	USD	17,800,000	113,920	(1,094,006)
	U.S. Dollar versus Brazilian Real	Credit Suisse International	2.87	Apr 2015	USD	8,200,000	73,800	(164,918)
	U.S. Dollar versus Brazilian Real	HSBC Bank USA	2.75	Mar 2015	USD	2,500,000	22,375	(109,948)
	U.S. Dollar versus Brazilian Real	JPMorgan Chase Bank	2.73	Mar 2015	USD	4,400,000	32,890	(205,603)
	U.S. Dollar versus Indian Rupee	JPMorgan Chase Bank	65.90	May 2015	USD	11,800,000	96,760	(23,281)
							$390,445	($1,708,628)
	PUTS
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	$113.00	May 2015	USD	9,400,000	$135,830	($23,613)
	U.S. Dollar versus Japanese Yen	Bank of America N.A.	80.00	Feb 2019	USD	700,000	39,095	(7,729)
	U.S. Dollar versus Japanese Yen	Barclays Capital	112.00	Mar 2015	USD	5,500,000	65,560	(11)
	U.S. Dollar versus Japanese Yen	BNP Paribas SA	115.50	Apr 2015	USD	19,200,000	133,056	(46,656)
	U.S. Dollar versus Japanese Yen	Citibank N.A	112.88	Mar 2015	USD	3,300,000	39,897	(40)
	U.S. Dollar versus Japanese Yen	Citibank N.A	112.00	May 2015	USD	1,700,000	29,070	(2,521)
	U.S. Dollar versus Japanese Yen	Citibank N.A	99.00	Sep 2015	USD	2,600,000	27,461	(1,487)
	U.S. Dollar versus Japanese Yen	Credit Suisse International	111.40	May 2015	USD	2,600,000	35,828	(2,948)
	U.S. Dollar versus Japanese Yen	Deutsche Bank AG	112.85	Mar 2015	USD	3,200,000	41,728	(451)
	U.S. Dollar versus Japanese Yen	Deutsche Bank AG	112.50	May 2015	USD	1,800,000	20,430	(3,820)
	U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	112.00	May 2015	USD	900,000	15,255	(1,335)
	U.S. Dollar versus Japanese Yen	JPMorgan Chase Bank	109.00	Nov 2015	USD	4,400,000	84,150	(28,424)
	U.S. Dollar versus Japanese Yen	Societe Generale	109.00	Nov 2015	USD	4,700,000	80,163	(32,162)
	U.S. Dollar versus Japanese Yen	UBS AG	100.00	Jul 2015	USD	1,900,000	13,300	(175)
	U.S. Dollar versus Japanese Yen	UBS AG	110.00	May 2015	USD	1,700,000	19,720	(984)
							$780,543	($152,356)

Interest Rate Swaptions

An interest rate swaption is an option to enter into an interest rate swap.

Global Bond Fund

The fund used interest rate swaptions to manage against anticipated interest rate changes, manage duration of the fund, and maintain diversity and liquidity of the fund.

FUND	DESCRIPTION	COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Global Bond Fund	PUT
	5-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Recieve	2.50%	Sep 2015	USD	21,000,000	$399,000	($79,172)
	5-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Recieve	2.50%	Sep 2015	USD	13,000,000	245,040	(49,011)
									$644,040	($128,183)

Real Return Bond Fund

The fund used interest rate swaptions to manage duration of the fund, manage against anticipated interest rate changes and maintain diversity and liquidity of the fund.

FUND	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Fund	CALLS
	1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.66%	Jan 2016	USD	23,800,000	$23,800	($12,769)
	1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	0.52%	Jan 2016	USD	23,800,000	14,280	(6,828)
	7-Year Interest Rate Swap	Goldman Sachs Capital Markets LP	3-Month USD LIBOR	Receive	1.93%	Mar 2015	USD	20,800,000	94,640	(116,794)
	30-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Receive	2.30%	May 2015	USD	14,600,000	230,171	(230,172)
									$362,891	($366,563)
	PUTS
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Receive	2.50%	Dec 2017	USD	12,600,000	$420,000	($348,198)
									$420,000	($348,198)

Total Return Fund

The fund used interest rate swaptions to manage duration, manage against anticipated interest rate changes and to gain exposure to treasuries markets.

278

DERIVATIVE INSTRUMENTS, CONTINUED

FUND	NAME OF ISSUER	COUNTERPARTY	FLOATING RATE INDEX	PAY/ RECEIVE FLOATING RATE	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Total Return Fund	CALLS
	1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Recieve	0.50%	Jan 2016	USD	42,300,000	$25,380	($10,994)
	1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Recieve	0.52%	Jan 2016	USD	21,200,000	12,720	(6,082)
	1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Recieve	0.65%	Jan 2016	USD	42,300,000	46,530	(21,780)
	1-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Recieve	0.66%	Jan 2016	USD	21,200,000	21,200	(11,374)
	2-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Recieve	0.73%	Jan 2016	USD	115,100,000	163,450	(80,432)
	2-Year Interest Rate Swap	Bank of America N.A.	3-Month USD LIBOR	Recieve	0.92%	Jan 2016	USD	115,100,000	280,860	(155,880)
	2-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Recieve	0.70%	Jan 2016	USD	21,600,000	32,400	(12,945)
	2-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Recieve	0.90%	Jan 2016	USD	21,600,000	58,320	(27,445)
	2-Year Interest Rate Swap	JP Morgan Chase Bank	3-Month USD LIBOR	Recieve	1.10%	Jan 2018	USD	21,300,000	110,760	(73,738)
	2-Year Interest Rate Swap	JP Morgan Chase Bank	3-Month USD LIBOR	Recieve	1.60%	Jan 2018	USD	21,300,000	192,765	(136,993)
	3-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Recieve	0.85%	Jul 2015	USD	21,600,000	36,720	(12,500)
	3-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Recieve	1.00%	Jul 2015	USD	21,600,000	64,800	(26,130)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Recieve	1.10%	Jan 2016	USD	10,700,000	40,660	(25,833)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Recieve	1.30%	Jan 2016	USD	10,700,000	62,060	(42,957)
	10-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Recieve	1.43%	Jul 2015	USD	5,300,000	31,668	(11,480)
	10-Year Interest Rate Swap	Citibank N.A.	3-Month USD LIBOR	Recieve	1.59%	Jul 2015	USD	5,300,000	49,290	(19,014)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month EURIBOR	Recieve	0.95%	Mar 2015	EUR	5,200,000	13,477	(149,533)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Recieve	1.33%	Jan 2016	USD	10,700,000	67,945	(39,483)
	10-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Recieve	1.54%	Jan 2016	USD	10,700,000	107,000	(66,668)
									$1,418,005	($931,261)
	PUTS
	2-Year Interest Rate Swap	Goldman Sachs Capital Markets, L.P.	3-Month USD LIBOR	Recieve	2.80%	Jan 2018	USD	10,100,000	$126,250	($87,666)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Recieve	2.52%	Sep 2015	USD	65,100,000	569,625	(231,404)
	5-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Recieve	2.60%	Sep 2015	USD	23,400,000	307,125	(65,181)
	10-Year Interest Rate Swap	Deutsche Bank AG	3-Month EURIBOR	Recieve	1.55%	Mar 2015	EUR	5,200,000	43,126	(1)
	30-Year Interest Rate Swap	Deutsche Bank AG	3-Month USD LIBOR	Recieve	3.27%	Mar 2015	USD	9,500,000	115,190	(485)
	30-Year Interest Rate Swap	Morgan Stanley Capital Services, Inc.	3-Month USD LIBOR	Recieve	3.25%	Mar 2015	USD	4,800,000	44,760	—
									$1,206,076	($384,737)

Credit Default Swaptions

A credit default swaption is an option to enter into a credit default swap.

Real Return Bond Fund

The fund used credit default swaptions to take a long position in the exposure of the benchmark credit.

FUND	DESCRIPTION	COUNTERPARTY	INDEX	BUY/SELL PROTECTION	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Fund	CALLS
	5-Year Credit Default Swap	Goldman Sachs International	CDX.ITRAXX.MAIN22	Sell	0.50%	Mar 2015	EUR	900,000	$671	($985)
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDX.ITRAXX.MAIN22	Sell	0.50%	Mar 2015	EUR	900,000	829	(985)
									$1,500	($1,970)
	PUTS
	5-Year Credit Default Swap	Barclays Bank PLC	CDS.IG23	Sell	0.90%	Mar 2015	USD	900,000	$1,035	($12)
	5-Year Credit Default Swap	Citibank N.A.	CDS.IG23	Sell	0.90%	Mar 2015	USD	1,500,000	2,375	(21)
	5-Year Credit Default Swap	Credit Suisse International	CDS.IG23	Sell	0.90%	Mar 2015	USD	600,000	720	(8)
	5-Year Credit Default Swap	Goldman Sachs International	CDX.ITRAXX.MAIN22	Sell	0.85%	Mar 2015	EUR	900,000	1,695	(7)
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDX.ITRAXX.MAIN22	Sell	0.85%	Mar 2015	EUR	900,000	1,548	(7)

279

DERIVATIVE INSTRUMENTS, CONTINUED

FUND	DESCRIPTION	COUNTERPARTY	INDEX	BUY/SELL PROTECTION	EXERCISE RATE	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Fund, continued	PUTS
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDS.IG23	Sell	0.90%	Mar 2015	USD	300,000	$398	($4)
	5-Year Credit Default Swap	Bank of America N.A.	CDS.IG23	Sell	1.00%	Apr 2015	USD	1,000,000	1,575	(91)
	5-Year Credit Default Swap	Barclays Bank PLC	CDS.IG23	Sell	1.00%	Apr 2015	USD	3,400,000	5,049	(308)
	5-Year Credit Default Swap	JPMorgan Chase Bank	CDS.IG23	Sell	1.00%	Apr 2015	USD	1,000,000	1,288	(91)
									$15,683	($549)

Inflation Floors (OTC)

Inflation floors are instruments where in return for a premium, one party agrees to make payments to the other to the extent that inflation falls below a specified rate (based on the Consumer Price Index or other designated measure), or “floor.”

Global Bond Fund

The fund used inflation floors to manage against anticipated interest rate changes, manage duration of the fund, and as a subsitute for securities purchased.

FUND	DESCRIPTION	COUNTERPARTY	INITIAL INDEX	EXERCISE INDEX	EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUM	VALUE
Global Bond Fund	Floor-OTC CPURNSA Index	Citibank N.A.	217.965	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Sep 2020	USD	1,700,000	$21,930	($435)
								$21,930	($435)

Real Return Bond Fund

The fund used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a subsitute for securities purchased.

FUND	DESCRIPTION	COUNTERPARTY	INITIAL INDEX	EXERCISE INDEX	EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUM	VALUE
Real Return Bond Fund	Floor-OTC CPURNSA Index	Citibank N.A.	216.687	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Apr 2020	USD	$23,900,000	$213,520	($5,361)

	Floor-OTC CPURNSA Index	Deutsche Bank AG	233.546	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Jan 2018	USD	900,000	8,730	(4,810)
								$222,250	($10,171)

Total Return Fund

The fund used inflation floors to manage duration of the fund, manage against anticipated interest rate changes and as a substitute for securities purchased.

FUND	DESCRIPTION	COUNTERPARTY	INITIAL INDEX	EXERCISE INDEX	EXPIRATION DATE	NOTIONAL AMOUNT		PREMIUM	VALUE
Total Return Fund	Floor-OTC CPURNSA Index	Citibank N.A.	215.950	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Mar 2020	USD	4,500,000	$38,060	($935)
	Floor-OTC CPURNSA Index	Citibank N.A.	216.690	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Apr 2020	USD	11,000,000	98,100	(2,467)
	Floor-OTC CPURNSA Index	Citibank N.A.	217.970	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Sep 2020	USD	4,100,000	52,890	(1,049)
	Floor-OTC CPURNSA Index	Deutsche Bank AG	215.950	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Mar 2020	USD	1,600,000	12,000	(332)
								$201,050	($4,783)

Inflation Caps (OTC)

Inflation caps are instruments where in return for a premium, one party agrees to make payments to the other to the extent that interest rate exceeds a specified rate (based on the Consumer Price Index or other designated measure), or “cap.”

Real Return Bond Fund

The fund used inflation capped options to manage duration of the fund, manage against anticipated interest rate changes and as a subsitute for securities purchased.

FUND	DESCRIPTION	COUNTERPARTY	INITIAL INDEX	EXERCISE INDEX	EXPIRATION DATE		NOTIONAL AMOUNT	PREMIUM	VALUE
Real Return Bond Fund	Floor-OTC CPURNSA Index	JPMorgan Chase Bank	233.900	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	Apr 2024	USD	5,700,000	$41,468	($15,153)
	Floor-OTC CPURNSA Index	JPMorgan Chase Bank	234.800	Maximum of ((1+0.0%)[10] – (Index Final/Index Initial)) or $0	May 2024	USD	500,000	3,475	(1,373)
								$44,943	($16,526)

Swaps.  Swap agreements are agreements between a fund and counterparty to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market (OTC swaps) or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as a component of unrealized appreciation/depreciation of swap contracts. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

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Upfront payments made/received by the fund are amortized/accreted for financial reporting purposes, with the unamortized/unaccreted portion included in the Statements of assets and liabilities. Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by a fund.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk that may amount to values that are in excess of the amounts recognized on the Statements of assets and liabilities. Such risks involve the possibility that there will be no liquid market for the swap, or that a counterparty may default on its obligation or delay payment under the swap terms. The counterparty may disagree or contest the terms of the swap. Market risks may also accompany the swap, including interest rate risk. A fund may also suffer losses if it is unable to terminate or assign outstanding swaps or reduce its exposure through offsetting transactions.

Interest rate swaps.  Interest rate swaps represent an agreement between a fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. A fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals.

The following tables summarize the interest rate swap contracts held as of February 28, 2015, and the range of notional contract amounts held by the funds during the six months ended February 28, 2015. In addition, the tables detail how the funds used interest rate swap contracts during the six months ended February 28, 2015.

Global Bond Fund

The fund used interest rate swaps to manage against anticipated interest rate changes, manage duration of the fund and as a substitute for securities purchased. During the six months ended Febraury 28, 2015, the fund held interest rate swaps with total USD notional amounts ranging from approximately $311.2 million to $603.9 million, as measured at each quarter end.

FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Fund
	Credit Suisse International	114,500,000	MXN	$8,552,563	MXN-TIIE-Banxico	Fixed 4.620%	Sep 2016	—	$24,545	$24,545
	Goldman Sachs Bank USA	6,500,000	MXN	502,561	MXN-TIIE-Banxico	Fixed 7.150%	Apr 2034	—	36,545	36,545
	Goldman Sachs Bank USA	9,000,000	MXN	693,308	MXN-TIIE-Banxico	Fixed 6.980%	May 2034	—	39,175	39,175
	HSBC Bank USA, N.A.	6,000,000	MXN	463,052	MXN-TIIE-Banxico	Fixed 7.380%	Feb 2029	$27,926	19,330	47,256
	JPMorgan Chase Bank	9,903,439	BRL	4,281,600	BRL-CDI	Fixed 11.320%	Jan 2016	(1,626)	(7,255)	(8,881)

	Exchange Cleared Swaps
		281,000,000	MXN	21,265,325	MXN-TIIE-Banxico	Fixed 4.300%	Sep 2016	(34,518)	48,183	13,665
		9,300,000	GBP	14,137,864	GBP-LIBOR-BBA	Fixed 2.250%	Mar 2020	658,603	(167,708)	490,895
		33,300,000	AUD	26,961,336	AUD-BBR-BBSW	Fixed 3.000%	Jun 2020	417,678	262,512	680,190
		43,000,000	USD	43,000,000	Fixed 2.500%	USD-LIBOR-BBA	Jun 2021	(197,909)	(1,768,352)	(1,966,261)
		6,630,000,000	JPY	55,943,890	Fixed 0.500%	JPY-LIBOR-BBA	Sep 2021	(632,853)	(174,749)	(807,602)
		1,700,000	USD	1,700,000	Fixed 3.000%	USD-LIBOR-BBA	Dec 2024	(17,422)	(129,889)	(147,311)
		3,300,000	SEK	400,926	SEK-STIBOR-SIDE	Fixed 1.090%	Jan 2025	—	(1,301)	(1,301)
		2,800,000	SEK	340,179	SEK-STIBOR-SIDE	Fixed 1.080%	Jan 2025	—	(1,265)	(1,265)
		38,400,000	EUR	43,994,553	Fixed 1.250%	EUR-EURIBOR-Reuters	Mar 2025	(2,098,505)	(292,048)	(2,390,553)
		12,700,000	GBP	19,220,024	Fixed 2.750%	GBP-LIBOR-BBA	Mar 2025	(2,089,409)	396,941	(1,692,468)
		900,000	AUD	700,335	AUD-BBR-BBSW	Fixed 3.500%	Jun 2025	45,079	(5,427)	39,652
		3,000,000	PLN	814,907	PLN-WIBOR-WIBO	Fixed 2.000%	Sep 2025	(366)	(3,599)	(3,965)
		9,000,000	MXN	611,594	MXN-TIIE-Banxico	Fixed 7.380%	Feb 2029	62,523	8,366	70,889
		7,800,000	MXN	530,048	MXN-TIIE-Banxico	Fixed 6.600%	May 2029	10,067	11,798	21,865
		4,520,000,000	JPY	44,169,537	JPY-LIBOR-BBA	Fixed 1.500%	Jun 2033	199,859	2,707,282	2,907,141
		8,200,000	MXN	586,452	MXN-TIIE-Banxico	Fixed 7.140%	Apr 2034	32,399	13,143	45,542
		320,000,000	JPY	2,707,531	JPY-LIBOR-BBA	Fixed 1.250%	Jun 2035	53,938	(19,939)	33,999
		1,700,000	EUR	1,919,555	Fixed 2.310%	EUR-EURIBOR-Reuters	Oct 2044	(214,890)	(27,639)	(242,529)
		20,000,000	JPY	167,147	JPY-LIBOR-BBA	Fixed 1.500%	Dec 2044	7,970	(2,648)	5,322
		13,500,000	EUR	15,831,728	Fixed 2.000%	EUR-EURIBOR-Reuters	Mar 2045	(2,682,259)	(422,976)	(3,105,235)
		1,000,000	GBP	1,660,901	Fixed 3.00%	GBP-LIBOR-BBA	Sep 2045	(39,171)	(232,413)	(271,584)
				$311,156,916				($6,492,886)	$310,612	($6,182,274)

Investment Quality Bond Fund

The fund used interest rate swaps to manage against anticpated interest rate changes. During the six months ended February 28, 2015, the fund held interest rate swaps with total USD notional amounts ranging from approximately $3.4 million to $32.0 million, as measured at each quarter end.

FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Fund
	Bank of America	12,295,000	USD	$12,295,000	Fixed 1.540%	3 Month LIBOR	Mar 2017	—	—	—
	JPMorgan Chase Bank, N.A.	2,480,000	USD	2,480,000	Fixed 4.3175%	3 Month LIBOR	Dec 2028	—	($634,983)	($634,983)
	JPMorgan Chase Bank, N.A.	925,000	USD	925,000	Fixed 3.425%	3 Month LIBOR	Jul 2039	—	(176,773)	(176,773)

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FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Fund, continued
	Morgan Stanley	16,285,000	USD	$16,285,000	Fixed 1.475%	3 Month LIBOR	Mar 2017	—	$17,346	$17,346
				$31,985,000				—	($794,410)	($794,410)

Real Return Bond Fund

The fund used interest rate swaps to manage duration, manage against anticpated interest rate changes and substitute for securities purchased. During the six months ended February 28, 2015, the fund held interest rate swaps with total USD notional amounts ranging from approximately $83.9 million to $130.9 million, as measured at each quarter end.

FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Fund
	Deutsche Bank	352,698	BRL	$347,531	BRL-CDI	Fixed 11.680%	Jan 2021	($635)	($1,452)	($2,087)
	HSBC Bank USA	2,102,839	BRL	1,183,432	BRL-CDI	Fixed 12.360%	Jan 2018	(9,917)	11,264	1,347
	HSBC Bank USA	338,307	BRL	313,808	Fixed 12.230%	BRL-CDI	Jan 2021	301	(4,166)	(3,865)
	UBS AG	6,494,061	BRL	3,712,211	BRL-CDI	Fixed 12.360%	Jan 2018	(15,401)	19,560	4,159

	Exchange Cleared Swaps
		474,300,000	MXN	31,710,250	Fixed 4.035%	MXN-TIIE-Banxico	Feb 2017	122,256	(58,668)	63,588
		130,400,000	MXN	9,149,432	MXN-TIIE-Banxico	Fixed 5.630%	Oct 2021	121,687	(53,579)	68,108
		29,000,000	MXN	1,977,970	MXN-TIIE-Banxico	Fixed 5.675%	Nov 2021	44,595	(25,949)	18,646
		6,400,000	MXN	470,217	MXN-TIIE-Banxico	Fixed 5.560%	Nov 2021	—	1,181	1,181
		16,400,000	MXN	1,111,111	MXN-TIIE-Banxico	Fixed 5.750%	Dec 2021	(7,727)	22,528	14,801
		70,000,000	JPY	711,057	Fixed 1.000%	JPY-LIBOR-BBA	Sep 2023	(8,719)	(22,305)	(31,024)
		500,000	EUR	683,675	Fixed 2.000%	EUR-EURIBOR-Reuters	Jan 2024	(3,660)	(66,778)	(70,438)
		4,600,000	EUR	5,720,098	Fixed 1.000%	EUR-EURIBOR-Reuters	Dec 2024	(8,417)	(166,068)	(174,485)
		16,200,000	USD	16,200,000	Fixed 3.000%	USD-LIBOR-BBA	Dec 2024	(1,411,333)	7,545	(1,403,788)
		900,000	GBP	1,407,510	Fixed 2.750%	GBP-LIBOR-BBA	Mar 2025	(90,350)	(29,589)	(119,939)
		16,400,000	USD	16,400,000	Fixed 2.750%	USD-LIBOR-BBA	Jun 2025	(827,656)	(4,019)	(831,675)
		39,900,000	MXN	2,680,281	MXN-TIIE-Banxico	Fixed 6.710%	Sep 2029	84,202	50,469	134,671
		9,800,000	EUR	12,537,890	Fixed 2.000%	EUR-EURIBOR-Reuters	Mar 2045	(415,775)	(1,838,396)	(2,254,171)
		7,790,000	GBP	11,782,014	Fixed 2.000%	GBP-LIBOR-BBA	Mar 2045	(194,618)	722,479	527,861
		4,500,000	USD	4,500,000	Fixed 3.250%	USD-LIBOR-BBA	Jun 2045	(587,600)	(135,030)	(722,630)
				$122,598,487				($3,208,767)	($1,570,973)	($4,779,740)

Total Return Fund

The fund used interest rate swaps to manage duration, manage against anticpated interest rate changes and subsititue for securities purchased. During the six months ended February 28, 2015, the fund held interest rate swaps with total USD notional amounts ranging from approximately $480 million to $1.7 billion, as measured at each quarter end.

FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Fund
	Bank of America, N.A.	2,400,000	MXN	163,021	MXN-TIIE-Banxico	Fixed 6.920%	Nov 2029	—	$11,600	$11,600
	BNP Paribas	4,581,175	BRL	4,634,075	Fixed 11.000%	BRL-CDI	Jan 2021	$6,253	111,464	117,717
	Citibank, N.A	1,644,300	BRL	897,449	BRL-CDI	Fixed 11.500%	Jan 2021	4,339	(14,651)	(10,312)
	Citibank, N.A	2,481,303	BRL	1,242,470	BRL-CDI	Fixed 11.250%	Jan 2021	(33,516)	7,913	(25,603)
	Credit Suisse International	28,400,000	MXN	2,100,864	MXN-TIIE-Banxico	Fixed 6.330%	Nov 2019	—	8,266	8,266
	Deutsche Bank AG	1,336,234	BRL	1,244,813	BRL-CDI	Fixed 11.250%	Jan 2021	(35,503)	9,900	(25,603)
	Goldman Sachs	7,800,000	MXN	606,575	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	(16,030)	17,555	1,525
	HSBC Bank USA	49,700,000	MXN	3,798,896	MXN-TIIE-Banxico	Fixed 6.570%	Apr 2024	—	196,910	196,910
	UBS AG	252,000,000	MXN	17,263,644	Fixed 3.540%	MXN-TIIE-Banxico	Aug 2015	—	(7,964)	(7,964)
	UBS AG	1,741,153	BRL	1,619,828	BRL-CDI	Fixed 11.250%	Jan 2021	(44,354)	10,993	(33,361)
	UBS AG	6,900,000	MXN	473,022	MXN-TIIE-Banxico	Fixed 5.795%	Dec 2021	—	7,279	7,279

	Exchange Cleared Swaps
		678,000,000	MXN	46,479,583	Fixed 3.345%	MXN-TIIE-Banxico	Mar 2015	—	(1,590)	(1,590)
		1,382,000,000	MXN	94,237,982	Fixed 3.370%	MXN-TIIE-Banxico	Mar 2015	(3,089)	(2,500)	(5,589)
		341,000,000	MXN	23,376,899	Fixed 3.420%	MXN-TIIE-Banxico	Jun 2015	—	(5,335)	(5,335)
		315,000,000	MXN	21,594,497	Fixed 3.605%	MXN-TIIE-Banxico	Dec 2015	—	(3,428)	(3,428)
		236,200,000	USD	236,200,000	Fixed 0.665%	USD-LIBOR-BBA	Apr 2016	28,690	(275,425)	(246,735)

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FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return Fund, continued
	Exchange Cleared Swaps
		412,500,000	MXN	27,445,566	MXN-TIIE-Banxico	Fixed 3.960%	May 2016	—	$12,095	$12,095
		109,900,000	USD	109,900,000	Fixed 0.750%	USD-LIBOR-BBA	Jun 2016	($124,464)	53,524	(70,940)
		1,600,000	GBP	2,425,121	Fixed 1.500%	GBP-LIBOR-BBA	Sep 2016	(24,852)	2,191	(22,661)
		43,200,000	GBP	69,012,010	Fixed 1.590%	GBP-LIBOR-BBA	Oct 2016	863	(382,048)	(381,185)
		9,900,000	GBP	15,005,434	Fixed 1.510%	GBP-LIBOR-BBA	Oct 2016	(91,539)	16,829	(74,710)
		123,500,000	USD	123,500,000	Fixed 1.050%	USD-LIBOR-BBA	Oct 2016	(20,995)	(76,150)	(97,145)
		251,200,000	MXN	16,664,765	MXN-TIIE-Banxico	Fixed 4.035%	Feb 2017	(43,735)	10,157	(33,578)
		274,300,000	USD	274,300,000	Fixed 1.000%	USD-LIBOR-BBA	Apr 2017	770,223	(954,854)	(184,631)
		130,000,000	MXN	8,926,880	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2017	269,914	(27,195)	242,719
		38,600,000	GBP	59,198,913	Fixed 1.500%	GBP-LIBOR-BBA	Sep 2017	(437,353)	141,029	(296,324)
		18,100,000	GBP	27,434,177	Fixed 1.880%	GBP-LIBOR-BBA	Oct 2017	(443,852)	108,670	(335,182)
		104,100,000	USD	104,100,000	Federal Fund Effective Rate US	Fixed 1.000%	Oct 2017	(122,697)	(149,889)	(272,586)
		56,000,000	MXN	4,074,834	MXN-TIIE-Banxico	Fixed 5.700%	Jan 2019	104,040	8,068	112,108
		26,400,000	MXN	1,761,233	MXN-TIIE-Banxico	Fixed 5.010%	Oct 2019	18,124	(22,331)	(4,207)
		44,400,000	MXN	3,146,537	MXN-TIIE-Banxico	Fixed 6.320%	Nov 2019	3,524	8,524	12,048
		86,300,000	USD	86,777,934	Fixed 1.780%	USD-LIBOR-BBA	Dec 2019	(477,934)	(556,513)	(1,034,447)
		43,500,000	MXN	2,984,614	MXN-TIIE-Banxico	Fixed 4.925%	Jan 2020	—	(28,388)	(28,388)
		188,000,000	MXN	12,618,100	MXN-TIIE-Banxico	Fixed 5.270%	Feb 2020	(13,821)	80,684	66,863
		200,000	USD	200,000	Fixed 1.750%	USD-LIBOR-BBA	Mar 2020	(1,739)	951	(788)
		65,100,000	MXN	4,902,976	MXN-TIIE-Banxico	Fixed 6.350%	Jun 2021	140,904	75,509	216,413
		361,100,000	MXN	24,282,577	MXN-TIIE-Banxico	Fixed 5.840%	Sep 2021	914,483	(422,600)	491,883
		45,500,000	MXN	3,383,843	MXN-TIIE-Banxico	Fixed 5.870%	Sep 2021	—	65,547	65,547
		518,200,000	MXN	34,843,168	MXN-TIIE-Banxico	Fixed 5.430%	Nov 2021	104,883	(287,573)	(182,690)
		13,400,000	MXN	910,202	MXN-TIIE-Banxico	Fixed 5.920%	Dec 2021	—	20,874	20,874
		76,100,000	MXN	5,076,887	MXN-TIIE-Banxico	Fixed 5.850%	Dec 2021	206,672	(114,814)	91,858
		47,000,000	MXN	3,135,528	MXN-TIIE-Banxico	Fixed 5.375%	Jan 2022	37,868	(68,019)	(30,151)
		42,500,000	MXN	3,132,168	MXN-TIIE-Banxico	Fixed 5.500%	Sep 2022	(79,916)	55,659	(24,257)
		15,700,000	MXN	1,050,172	MXN-TIIE-Banxico	Fixed 6.000%	Jun 2023	36,649	(15,677)	20,972
		23,900,000	MXN	1,606,896	MXN-TIIE-Banxico	Fixed 5.750%	Jun 2023	8,995	(4,274)	4,721
		33,600,000	USD	33,722,893	Fixed 2.550%	USD-LIBOR-BBA	Oct 2024	(122,893)	(1,548,823)	(1,671,716)
		71,200,000	MXN	4,797,962	MXN-TIIE-Banxico	Fixed 6.915%	Sep 2029	494,880	(151,887)	342,993
		12,000,000	MXN	800,560	MXN-TIIE-Banxico	FIXED 6.710%	Sep 2029	72,618	(32,108)	40,510
		11,600,000	MXN	788,022	MXN-TIIE-Banxico	Fixed 6.840%	Nov 2029	—	49,911	49,911
		3,500,000	MXN	237,765	MXN-TIIE-Banxico	Fixed 6.860%	Nov 2029	—	15,530	15,530
		48,400,000	MXN	3,318,012	MXN-TIIE-Banxico	Fixed 6.710%	Nov 2029	—	164,861	164,861
		1,200,000	MXN	82,334	MXN-TIIE-Banxico	Fixed 6.060%	Dec 2029	—	(1,218)	(1,218)
		73,900,000	MXN	5,522,145	MXN-TIIE-Banxico	Fixed 6.810%	Jun 2034	51,125	171,710	222,835
		92,100,000	USD	92,100,000	Fixed 2.750%	3 Month LIBOR	Jun 2043	5,599,054	(11,369,423)	(5,770,369)
		30,300,000	USD	30,300,000	Fixed 3.50%	3 Month LIBOR	Dec 2043	(676,330)	(6,160,758)	(6,837,088)
				$1,659,403,846				$6,059,489	($21,241,232)	($15,181,743)

The following are abbreviations for the table above:

BBA	The British Bankers’ Association
CDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
LIBOR	London Interbank Offered Rate
TIIE	Tasa de Interes Interbancaria de Equilibrio (Interbank Equilibrium Interest Rate)
WIBOR	Warsaw Interbank Offered Rate

Currency swaps.   Cross-currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

The following tables summarize the contracts held at February 28, 2015, and the range of notional contracts amounts held by the fund during the six months ended February 28, 2015. In addition, the tables detail how the funds used currency swap contracts during the six months ended February 28, 2015.

Global Bond Fund

The fund used currency swaps to manage against anticipated currency exchange rate changes, maintain diversity and liquidity of the fund, and as a substitute for securities purchased. During the six months ended February 28, 2015, the fund held currency swaps with total USD notional amounts ranging from approximately $27.4 million to $85.2 million, as a measured at each quarter end.

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FUND	COUNTERPARTY	RECEIVE	PAY	MATURITY DATE*		NOTIONAL AMOUNT OF CURRENCY RECEIVED	NOTIONAL AMOUNT OF CURRENCY DELIVERED	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Fund
	Deutsche Bank AG	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2020	EUR	8,700,000	$10,780,605	($8,706)	$282,108	$273,402
	Citibank NA	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2020	EUR	12,300,000	15,153,600	(12,921)	412,804	399,883
	Credit Suisse International	Floating rate equal to 3 Month CHF-LIBOR less 0.230% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2017	CHF	2,800,000	2,888,087	7,766	(15,759)	(7,993)
	BNP Paribas SA	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2020	EUR	8,500,000	11,208,738	(630,915)	447,745	(183,170)
	Bank of America NA	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2020	EUR	1,200,000	1,485,600	1,079	173,409	174,488
	Goldman Sachs Bank USA	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2020	EUR	7,400,000	9,161,200	6,656	97,249	103,905
	BNP Paribas SA	Floating rate equal to 3 Month EUR-LIBOR less 0.100% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2020	EUR	6,700,000	8,835,123	(490,611)	88,049	(402,562)
	Citibank NA	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2025	EUR	1,790,000	2,080,875	(12,979)	23,376	10,397
	Goldman Sachs Bank USA	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2025	EUR	8,600,000	9,890,000	59,765	112,307	172,072
	Bank of America NA	Floating rate equal to 3 Month EUR-LIBOR less 0.200% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Jun 2025	EUR	1,800,000	2,084,400	(4,951)	23,506	18,555
	UBS AG Stamford	Floating rate equal to 3 Month CHF-LIBOR less 0.220% based on the notional amount of the currency received	Floating rate equal to 3 Month USD-LIBOR based on the notional amount of currency delivered	Dec 2016	CHF	8,000,000	8,695,652	17,047	94,154	111,201
							$82,263,880	($1,068,770)	$1,738,948	$670,178

*	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

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Credit default swaps.  Credit default swaps (CDS) involve the exchange of a fixed rate premium (paid by the Buyer), for protection against the loss in value of an underlying debt instrument, referenced entity or index, in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” (the Seller), receiving the premium and agreeing to contingent payments that are specified within the credit default agreement. The fund may enter into CDS in which it may act as either Buyer or Seller. By acting as the Seller, the fund may incur economic leverage since it would be obligated to pay the Buyer the notional amount of the contract in the event of a default. The amount of loss in such case could be significant, but would typically be reduced by any recovery value on the underlying credit.

Credit default swaps — Buyer Protection

The following tables summarize the contracts held at February 28, 2015, and the range of notional contract amounts held by the funds during the six months ended February 28, 2015. In addition, the tables detail how the funds used credit default swap contracts during the six months ended February 28, 2015.

Global Bond Fund

The fund used credit default swaps to manage against potential credit events. During the six months ended February 28, 2015, the fund held credit default swaps with total USD notional amounts ranging from approximately $2.0 million to $13.1 million, as measured at each quarter end.

Fund	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Fund
	Bank of America N.A.	Intuit Inc.	2,000,000	USD	$2,000,000	(1.380)%	Mar 2017	—	($44,500)	($44,500)
	BNP Paribas SA	UBS AG	500,000	USD	500,000	(1.000)%	Mar 2017	—	(1,821)	(1,821)
	Citibank N.A.	UBS AG	1,000,000	USD	1,000,000	(1.000)%	Mar 2017	$613	(4,255)	(3,642)
	Morgan Stanley Capital Services, Inc.	CDX ITRAXX.22	8,400,000	EUR	9,558,783	(1.000)%	Dec 2019	133,808	(59,863)	73,945
					$13,058,783			$134,421	($110,439)	$23,982

High Yield Fund

The fund used credit default swaps to manage against potential credit events. During the six months ended February 28, 2015, the fund held credit default swaps with total USD notional amounts ranging up to $19.7 million, as measured at each quarter end. At February 28, 2015, the fund held no open credit default swap contracts.

Investment Quality Bond Fund

The fund used credit default swaps to manage against potential credit events and to gain exposure to a security or a credit index. During the six months ended February 28, 2015, the fund held credit default swaps with total USD notional mounts ranging from $13.3 million to $18.7 million, as measure at each quarter end.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Fund
	Goldman Sachs International	Brazil Republic	475,000.00	USD	$475,000	(1.000)%	Dec 2019	$19,793	$7,088	$26,881
	Goldman Sachs International	CDX-EMS22V1-5Y	4,500,000.00	USD	4,500,000	(1.000)%	Dec 2019	547,765	(37,564)	510,201
	Goldman Sachs International	Darden Restaurants, Inc.	1,025,000.00	USD	1,025,000	(1.000)%	Dec 2019	34,630	(29,566)	5,064
	JPMorgan Chase Bank	Brazil Republic	475,000.00	USD	475,000	(1.000)%	Dec 2019	23,217	3,664	26,881

	Exchange Cleared Swaps
		ITRAXX-XOVERS22V1-5Y	3,250,000.00	EUR	(3,844,391)	(5.000)%	Dec 2019	(302,919)	(110,892)	(413,811)
		CDX-NAHYS23V1-5Y	15,478,650.00	USD	15,478,650	(5.000)%	Dec 2019	(807,648)	(519,402)	(1,327,050)
					$18,109,259			($485,162)	($686,672)	($1,171,834)

Real Return Bond Fund

The fund used credit default swaps to manage against potential credit events. During the six months ended February 28, 2015, the fund held credit default swaps with total USD notional amounts as represented below, as measured at each guarter end.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Fund
	Barclays Bank PLC	Cardinal Health, Inc.	95,000	USD	$95,000	(1.000)%	Jun 2017	($682)	($1,530)	($2,212)
	Citibank N.A	GATX Corp.	1,000,000	USD	1,000,000	(1.070)%	Mar 2016	—	(12,641)	(12,641)
	Goldman Sachs	RPM International, Inc.	1,000,000	USD	1,000,000	(1.500)%	Mar 2018	—	(36,120)	(36,120)
					$2,095,000			($682)	($50,291)	($50,973)

Spectrum Income Fund

The fund used credit default swaps to manage against potential credit events. During the six months ended February 28, 2015, the fund held credit default swaps with total USD notional amounts ranging from approximately $99 thousand to $199.2 thousand, as measured at each quarter end.

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FUND	COUNTERPARTY	REFERENCE OBLIGATION	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED	MARKET VALUE
Spectrum Income Fund
	JPMorgan Chase Bank, N.A.	United Utilities PLC	75,000	EUR	$99,161	(1.000)%	Jun 2017	($482)	($992)	($1,474)
					$99,161			($482)	($992)	($1,474)

Credit default swaps — Seller Protection

Implied credit spreads are utilized in determining the market value of CDS agreements in which the fund is the Seller at period end. The implied credit spread generally represents the yield of the instrument above a credit-risk free rate, such as the U.S. Treasury Bond Yield, and may include upfront payments required to be made to enter into the agreement. It also serves as an indicator of the current status of the payment/performance risk and represents the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s creditworthiness and an increased risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a fund as the Seller could be required to make under any CDS agreement equals the notional amount of the agreement.

The following tables summarize the contracts held at February 28, 2015, and the range of notional contract amounts held by the funds during the six months ended February 28, 2015. In addition, the tables detail how the funds used credit default swap contracts as seller of protection during the six months ended February 28, 2015.

Global Bond Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the six months ended February 28, 2015, the fund held credit default swaps with total USD notional amounts ranging from approximately $37.6 million to $49.5 million, as measured at each quarter end.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AND/OR CREDIT RATING AT 2-28-15	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Global Bond Fund
	Bank of America N.A.	French Republic	0.37%	1,600,000	USD	$1,600,000	0.25%	Mar 2020	($12,203)	$3,591	($8,612)
	Bank of America N.A.	Japan	0.24%	5,400,000	USD	5,400,000	1.00%	Jun 2018	66,766	78,386	145,152
	Barclays Bank	French Republic	0.37%	1,000,000	USD	1,000,000	0.25%	Mar 2020	(7,321.00)	1,938.00	(5,383)
	Barclays Bank	People’s Republic of China	0.65%	200,000	USD	200,000	1.00%	Mar 2019	(230.00)	3,403.00	3,173
	Citibank N.A.	Federative Republic of Brazil	2.06%	2,100,000	USD	2,100,000	1.00%	Mar 2019	(68,898.00)	(11,393.00)	(80,291)
	Citibank N.A.	French Republic	0.37%	1,200,000	USD	1,200,000	0.25%	Mar 2020	(10,644.00)	4,185.00	(6,459)
	Citibank N.A.	Russian Federation	4.73%	3,900,000	USD	3,900,000	1.00%	Dec 2019	(403,517.00)	(189,810.00)	(593,327)
	Deutsche Bank AG	Federative Republic of Brazil	2.25%	100,000	USD	100,000	1.00%	Sep 2019	(2,626.00)	(2,437.00)	(5,063)
	Goldman Sachs International	French Republic	0.37%	4,900,000	USD	4,900,000	0.25%	Mar 2020	(45,145.00)	18,770.00	(26,375)
	Goldman Sachs International	Hellenic Republic	32.11%	300,000	EUR	353,670	1.00%	Dec 2015	(76,292.00)	9,253.00	(67,039)
	Goldman Sachs International	Japan	0.24%	5,400,000	USD	5,400,000	1.00%	Jun 2018	63,725.00	81,427.00	145,152
	Goldman Sachs International	Russian Federation	4.73%	7,900,000	USD	7,900,000	1.00%	Dec 2019	(906,716)	(294,424)	(1,201,140)
	Goldman Sachs International	United Mexican States	0.92%	600,000	USD	600,000	1.00%	Sep 2019	4,698.00	(1,495.00)	3,203
	HSBC Bank USA, N.A.	Federative Republic of Brazil	2.25%	400,000	USD	400,000	1.00%	Sep 2019	(10,255.00)	(9,999.00)	(20,254)
	HSBC Bank USA, N.A.	French Republic	0.37%	600,000	USD	600,000	0.25%	Mar 2020	(3,814.00)	572.00	(3,242)
	HSBC Bank USA, N.A.	United Mexican States	0.92%	400,000	USD	400,000	1.00%	Sep 2019	3,045.00	(910.00)	2,135
	JP Morgan Chase Bank	Federative Republic of Brazil	2.06%	2,600,000	USD	2,600,000	1.00%	Mar 2019	(74,217.00)	(25,191.00)	(99,408)
	JP Morgan Chase Bank	French Republic	0.37%	1,600,000	USD	1,600,000	0.25%	Mar 2020	(13,677.00)	5,065.00	(8,612)
	JP Morgan Chase Bank	People’s Republic of China	0.65%	900,000	USD	900,000	1.00%	Mar 2019	2,422.00	11,855.00	14,277
	JP Morgan Chase Bank	Russian Federation	4.73%	1,000,000	USD	1,000,000	1.00%	Dec 2019	(115,311.00)	(36,824.00)	(152,135)
	Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	2.06%	2,100,000	USD	2,100,000	1.00%	Mar 2019	(66,718.00)	(13,573.00)	(80,291)
	Morgan Stanley Capital Services Inc.	Federative Republic of Brazil	2.25%	1,300,000	USD	$1,300,000	1.00%	Sep 2019	(33,557.00)	(32,268.00)	(65,825)
	Morgan Stanley Capital Services Inc.	French Republic	0.37%	800,000	USD	800,000	0.25%	Mar 2020	(6,565.00)	2,259.00	(4,306)
	Morgan Stanley Capital Services Inc.	Japan	0.24%	2,500,000	USD	2,500,000	1.00%	Jun 2018	29,249.00	37,951.00	67,200
	Morgan Stanley Capital Services Inc.	People’s Republic of China	0.65%	600,000	USD	600,000	1.00%	Mar 2019	691.00	8,827.00	9,518
						$49,453,670			($1,687,110)	($350,842)	($2,037,952)

Investment Quality Bond Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit and to gain exposure to a credit index. During the six months ended February 28, 2015, the fund held credit default swaps with total USD notional amounts ranging from approximately $565 thousand to $11.9 million, as measured at each quarter end.

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FUND	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AND/OR CREDIT RATING AT 2-28-15	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Investment Quality Bond Fund
	Bank of America, New York	South Africa Republic	189.28	1,500,000	USD	$1,500,000	1.000%	Mar 2020	($69,272)	$8,557	($60,715)
	JP Morgan Chase Bank, N.A.	CDX-NAIGS23V1-5Y	61.32	8,214,000	USD	8,214,000	1.000%	Dec 2019	146,609	15,858	162,467

	Exchange Cleared Swaps
		ITRAXX-EUROPES22V1-5Y	49.62	1,900,000	EUR	2,159,160	1.000%	Dec 2019	50,035	5,058	55,093
						$11,873,160			$127,372	$29,473	$156,845

Real Return Bond Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit. During the six months ended February 28, 2015, the fund held credit default swaps with total USD notional amounts ranging from approximately $39.0 million to $67.1 million, as measured at each quarter end.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AND/OR CREDIT RATING AT 2-28-15	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Fund
	Bank of America N.A.	JSC “GAZPROM”	5.99%	100,000	USD	$100,000	1.000%	Mar 2016	($6,838)	$1,897	($4,941)
	Bank of America N.A.	Federative Republic of Brazil	2.06%	100,000	USD	100,000	1.000%	Mar 2019	(4,062)	239	(3,823)
	Bank of America N.A.	Russian Federation	4.68%	100,000	USD	100,000	1.000%	Mar 2019	(6,788)	(6,233)	(13,021)
	Bank of America N.A.	Republic of Indonesia	1.27%	400,000	USD	400,000	1.000%	Dec 2019	(8,639)	4,538	(4,101)
	Bank of America N.A.	Republic of South Africa	1.84%	700,000	USD	700,000	1.000%	Dec 2019	(28,672)	3,439	(25,233)
	Barclays Bank PLC	Russian Federation	4.28%	1,000,000	USD	1,000,000	1.000%	Mar 2016	(44,057)	11,691	(32,366)
	Barclays Bank PLC	Hellenic Republic	28.84%	700,000	USD	700,000	1.000%	Jun 2016	(29,335)	(152,303)	(181,638)
	Barclays Bank PLC	Republic of Indonesia	1.27%	700,000	USD	700,000	1.000%	Dec 2019	(20,493)	13,317	(7,176)
	Citibank N.A.	Republic of South Africa	1.84%	500,000	USD	500,000	1.000%	Dec 2019	(16,591)	(1,432)	(18,023)
	Deutsche Bank	Federative Republic of Brazil	2.06%	1,900,000	USD	1,900,000	1.000%	Mar 2019	(75,815)	3,171	(72,644)
	Deutsche Bank	Republic of Italy	0.84%	3,200,000	USD	3,200,000	1.000%	Mar 2019	(44,704)	71,094	26,390
	Goldman Sachs	Hellenic Republic	32.11%	500,000	EUR	636,485	1.000%	Dec 2015	(17,148)	(94,584)	(111,732)
	Goldman Sachs	JSC “GAZPROM”	5.99%	700,000	USD	700,000	1.000%	Mar 2016	(48,194)	13,606	(34,588)
	Goldman Sachs	JSC “GAZPROM”	5.99%	100,000	USD	100,000	1.000%	Mar 2016	(4,925)	(16)	(4,941)
	Goldman Sachs	Sberbank	6.27%	100,000	USD	100,000	1.000%	Mar 2016	(5,424)	187	(5,237)
	Goldman Sachs	Hellenic Republic	25.29%	100,000	USD	100,000	1.000%	Dec 2016	(6,067)	(22,884)	(28,951)
	Goldman Sachs	Russian Federation	4.71%	200,000	USD	200,000	1.000%	Sep 2019	(9,719)	(19,288)	(29,007)
	HSBC Bank USA	Russian Federation	4.68%	300,000	USD	300,000	1.000%	Mar 2019	(20,297)	(18,765)	(39,062)
	JPMorgan Chase Bank, N.A.	JSC “GAZPROM”	5.10%	700,000	USD	700,000	1.000%	Mar 2015	(2,671)	2,342	(329)
	JPMorgan Chase Bank, N.A.	Petroleo Brasileiro S/A Petrobras	8.93%	400,000	USD	400,000	1.000%	Sep 2015	(1,241)	(15,438)	(16,679)
	JPMorgan Chase Bank, N.A.	JSC “GAZPROM”	5.99%	400,000	USD	400,000	1.000%	Mar 2016	(26,369)	6,604	(19,765)
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	2.06%	2,600,000	USD	2,600,000	1.000%	Mar 2019	(104,682)	5,274	(99,408)
	JPMorgan Chase Bank, N.A.	Russian Federation	4.71%	100,000	USD	100,000	1.000%	Sep 2019	(4,939)	(9,565)	(14,504)
	Morgan Stanley Capital Services, Inc.	Hellenic Republic	35.88%	300,000	EUR	411,285	1.000%	Jun 2015	(4,663)	(28,274)	(32,937)
	Morgan Stanley Capital Services, Inc.	JSC “GAZPROM”	5.99%	200,000	USD	200,000	1.000%	Mar 2016	(14,100)	4,218	(9,882)

	Exchange Cleared Swaps
		CDX.NA.IG.23	0.6%	6,400,000	USD	$6,400,000	1.000%	Dec 2019	83,652	43,214	126,866
		CDX.NA.HY.23	3.2%	11,741,400	USD	11,741,400	5.000%	Dec 2019	722,151	283,955	1,006,106
		iTraxx Europe Series 22 Version 1	0.8%	4,100,000	EUR	5,090,528	1.000%	Dec 2024	(7,411)	85,824	78,413
		iTraxx Europe Series 22 Version 1	0.5%	24,100,000	EUR	27,490,450	1.000%	Dec 2019	(555,716)	(143,090)	(698,806)
						$67,070,148			($313,757)	$42,738	($271,019)

Spectrum Income Fund

The fund used credit default swaps to take a long position in the exposure of the benchmark credit. During the period ended February 28, 2015, the fund held credit default swaps with total USD notional amounts as represented below, as measured at each quarter end.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREADS	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED	MARKET VALUE
Spectrum Income Fund
	JPMorgan Chase Bank, N.A.	Arab Republic of Egypt	2.20%	100,000	USD	$100,000	1.000%	Mar 2016	($2,618)	$1,545	($1,073)
	JPMorgan Chase Bank, N.A.	Humana, Inc .	0.39%	180,000	USD	180,000	4.000%	Dec 2018	848	3,600	4,448
						$280,000			($1,770)	$5,145	$3,375

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Total Return Fund

The fund used credit default swaps to take a long position in exposure of the benchmark credit manage against potential credit events, gain exposure to a credit index and as a substitute for securities purchased. During the six months ended February 28, 2015, the fund held credit default swaps with total USD notional amounts ranging from approximately $168.2 million to $297.4 million, as measured at each quarter end.

FUND	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AND/OR CREDIT RATING AT 2-28-15	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return
	Bank of America, N.A.	Berkshire Hathaway Inc.	0.11%	1,800,000	USD	$1,800,000	1.000%	Mar 2015	($325)	$4,708	$4,383
	Bank of America, N.A.	United Mexican States	0.29%	500,000	USD	500,000	1.000%	Sep 2015	(102)	3,072	2,970
	Bank of America, N.A.	Prudential Financial, Inc.	0.11%	2,400,000	USD	2,400,000	1.000%	Dec 2015	(11,252)	33,441	22,189
	Bank of America, N.A.	Metlife, Inc.	0.13%	1,700,000	USD	1,700,000	1.000%	Dec 2015	(9,929)	25,374	15,445
	Bank of America, N.A.	Citigroup Inc.	0.32%	1,800,000	USD	1,800,000	1.000%	Sep 2016	11,102	11,477	22,579
	Bank of America, N.A.	Russian Federation	4.68%	3,700,000	USD	3,700,000	1.000%	Mar 2019	(220,226)	(261,537)	(481,763)
	Bank of America, N.A.	Republic of Italy	0.45%	800,000	USD	800,000	1.000%	Sep 2016	5,934	2,564	8,498
	Bank of America, N.A.	United Mexican States	0.97%	2,000,000	USD	2,000,000	1.000%	Dec 2019	12,763	(6,011)	6,752
	Barclays Bank PLC	Federative Republic of Brazil	0.66%	500,000	USD	500,000	1.000%	Jun 2015	(420)	1,901	1,481
	Barclays Bank PLC	General Electric Capital Corporation	0.32%	1,800,000	USD	1,800,000	1.000%	Sep 2016	10,261	12,498	22,759
	Barclays Bank PLC	Russian Federation	4.71%	9,300,000	USD	9,300,000	1.000%	Sep 2019	(485,579)	(863,273)	(1,348,852)
	Barclays Bank PLC	Russian Federation	3.90%	1,100,000	USD	1,100,000	1.000%	Sep 2015	(7,083)	(8,682)	(15,765)
	Barclays Bank PLC	Petroleo Brasileiro S/A Petrobras	6.06%	800,000	USD	800,000	1.000%	Dec 2019	(98,430)	(57,437)	(155,867)
	Barclays Bank PLC	iTraxx Europe Sub Financials Series 22 Version 1	1.21%	3,500,000	EUR	4,143,473	1.000%	Dec 2019	(102,629)	71,601	(31,028)
	BNP Paribas	United States of America	0.12%	5,100,000	EUR	7,150,709	0.250%	Mar 2016	(18,316)	29,013	10,697
	BNP Paribas	Republic of Italy	0.45%	1,000,000	USD	1,000,000	1.000%	Sep 2016	7,989	2,633	10,622
	BNP Paribas	Petroleo Brasileiro S/A Petrobras	6.06%	1,600,000	USD	1,600,000	1.000%	Dec 2019	(167,167)	(144,567)	(311,734)
	BNP Paribas	Petroleo Brasileiro S/A Petrobras	7.14%	200,000	USD	200,000	1.000%	Dec 2015	(3,948)	(5,296)	(9,244)
	BNP Paribas	Petroleo Brasileiro S/A Petrobras	6.04%	300,000	USD	300,000	1.000%	Mar 2020	(56,287)	(4,271)	(60,558)
	Chase Bank, N.A.	United Mexican States	0.97%	3,700,000	USD	3,700,000	1.000%	Dec 2019	21,877	(9,386)	12,491
	Chase Bank, N.A.	Petroleo Brasileiro S/A Petrobras	6.06%	400,000	USD	400,000	5.000%	Dec 2019	(9,455)	(3,239)	(12,694)
	Citibank, N.A	United Mexican States	0.20%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(234)	2,617	2,383
	Citibank, N.A	United Mexican States	0.97%	5,100,000	USD	5,100,000	1.000%	Dec 2019	27,877	(10,660)	17,217
	Citibank, N.A	Sprint Communications, Inc.	3.65%	2,400,000	USD	2,400,000	5.000%	Dec 2019	116,183	45,235	161,418
	Citibank, N.A	iTraxx Europe Sub Financials Series 22 Version 1	1.21%	1,900,000	EUR	2,362,649	1.000%	Dec 2019	(50,412)	33,593	(16,819)
	Citibank, N.A	iTraxx Europe Sub Financials Series 22 Version 1	1.21%	13,500,000	EUR	16,787,245	1.000%	Dec 2019	(361,951)	242,271	(119,680)
	Citibank, N.A	Federative Republic of Brazil	0.88%	1,000,000	USD	1,000,000	1.000%	Sep 2015	(1,729)	4,388	2,659
	Citibank, N.A	United Mexican States	0.29%	700,000	USD	700,000	1.000%	Sep 2015	(1,171)	5,329	4,158
	Citibank, N.A	Metlife, Inc.	0.13%	2,500,000	USD	2,500,000	1.000%	Dec 2015	(14,601)	37,314	22,713
	Citibank, N.A	Russian Federation	4.68%	4,900,000	USD	4,900,000	1.000%	Mar 2019	(291,024)	(346,986)	(638,010)
	Citibank, N.A	Republic of Italy	0.59%	4,000,000	USD	4,000,000	1.000%	Jun 2017	17,759	27,759	45,518
	Citibank, N.A	Russian Federation	3.90%	5,000,000	USD	5,000,000	1.000%	Sep 2015	(29,417)	(42,240)	(71,657)
	Citibank, N.A	Open Joint Stock Company ‘Oil Company Rosneft’	7.96%	200,000	USD	200,000	1.000%	Mar 2015	(138)	(288)	(426)
	Citibank, N.A	iTraxx Europe Sub Financials Series 22 Version 1	1.21%	6,800,000	EUR	8,050,176	1.000%	Dec 2019	(193,902)	133,619	(60,283)
	Citibank, N.A	iTraxx Europe Sub Financials Series 22 Version 1	1.21%	100,000	EUR	112,090	1.000%	Dec 2019	(1,259)	372	(887)
	Credit Suisse International	Federative Republic of Brazil	0.66%	4,300,000	USD	4,300,000	1.000%	Jun 2015	(3,496)	16,229	12,733
	Credit Suisse International	Federative Republic of Brazil	0.88%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(2,560)	7,612	5,052
	Credit Suisse International	United Mexican States	0.79%	800,000	USD	800,000	1.000%	Dec 2018	(1,236)	9,163	7,927
	Deutsche Bank AG	United Mexican States	0.20%	700,000	USD	700,000	1.000%	Mar 2015	(164)	1,832	1,668
	Deutsche Bank AG	Federative Republic of Brazil	0.66%	1,700,000	USD	1,700,000	1.000%	Jun 2015	(1,095)	6,129	5,034
	Deutsche Bank AG	Federative Republic of Brazil	0.66%	500,000	USD	500,000	1.000%	Jun 2015	(281)	1,762	1,481
	Deutsche Bank AG	General Electric Capital Corporation	0.15%	1,000,000	USD	1,000,000	1.000%	Sep 2015	3,416	3,346	6,762
	Deutsche Bank AG	Berkshire Hathaway Inc.	0.20%	900,000	USD	900,000	1.000%	Sep 2016	7,238	5,793	13,031
	Deutsche Bank AG	JPMorgan Chase & Co.	0.29%	1,800,000	USD	1,800,000	1.000%	Sep 2016	11,944	11,526	23,470
	Deutsche Bank AG	Federative Republic of Brazil	2.06%	300,000	USD	300,000	1.000%	Mar 2019	(10,267)	(1,203)	(11,470)
	Deutsche Bank AG	United Mexican States	0.87%	4,000,000	USD	4,000,000	1.000%	Jun 2019	21,387	8,002	29,389
	Deutsche Bank AG	Republic of Italy	0.45%	3,800,000	USD	3,800,000	1.000%	Sep 2016	20,705	19,658	40,363
	Deutsche Bank AG	Republic of Italy	0.45%	2,500,000	USD	2,500,000	1.000%	Sep 2016	11,696	14,859	26,555
	Deutsche Bank AG	Russian Federation	3.90%	400,000	USD	400,000	1.000%	Sep 2015	(2,465)	(3,268)	(5,733)
	Deutsche Bank AG	Republic of Italy	0.45%	800,000	USD	800,000	1.000%	Sep 2016	5,996	2,502	8,498

288

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FUND	COUNTERPARTY	REFERENCE OBLIGATION	IMPLIED CREDIT SPREAD AND/OR CREDIT RATING AT 2-28-15	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	(PAY)/ RECEIVED FIXED RATE	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Total Return, continued
	Goldman Sachs International	CDX.NA.IG.9-V4	0.08%	868,049	USD	$868,049	0.548%	Dec 2017	—	$12,221	$12,221
	Goldman Sachs International	Berkshire Hathaway Inc.	0.11%	1,000,000	USD	1,000,000	1.000%	Mar 2015	($180)	2,615	2,435
	Goldman Sachs International	Federative Republic of Brazil	0.66%	500,000	USD	500,000	1.000%	Jun 2015	(392)	1,873	1,481
	Goldman Sachs International	Republic of Italy	0.59%	1,700,000	USD	1,700,000	1.000%	Jun 2017	7,339	12,006	19,345
	Goldman Sachs International	United Mexican States	0.43%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(1,591)	13,642	12,051
	Goldman Sachs International	United Mexican States	0.97%	2,600,000	USD	2,600,000	1.000%	Dec 2019	13,013	(4,236)	8,777
	Goldman Sachs International	Hellenic Republic	33.20%	2,000,000	USD	2,000,000	1.000%	Dec 2015	(62,849)	(347,171)	(410,020)
	Goldman Sachs International	Hellenic Republic	33.20%	2,100,000	USD	2,100,000	1.000%	Dec 2015	(109,113)	(321,408)	(430,521)
	Goldman Sachs International	Sprint Communications, Inc.	3.65%	2,200,000	USD	2,200,000	5.000%	Dec 2019	111,162	36,804	147,966
	Goldman Sachs International	Petroleo Brasileiro S/A Petrobras	6.06%	2,500,000	USD	2,500,000	1.000%	Dec 2019	(260,203)	(226,882)	(487,085)
	Goldman Sachs International	Russian Federation	4.73%	3,500,000	USD	3,500,000	1.000%	Dec 2019	(381,978)	(150,495)	(532,473)
	Goldman Sachs International	iTraxx Europe Sub Financials Series 22 Version 1	1.21%	500,000	EUR	622,225	1.000%	Dec 2019	(11,862)	7,429	(4,433)
	HSBC Bank USA	Federative Republic of Brazil	0.88%	700,000	USD	700,000	1.000%	Sep 2015	(775)	2,636	1,861
	HSBC Bank USA	Federative Republic of Brazil	0.66%	1,300,000	USD	1,300,000	1.000%	Jun 2015	(2,108)	5,958	3,850
	HSBC Bank USA	United Mexican States	0.43%	200,000	USD	200,000	1.000%	Sep 2016	556	1,635	2,191
	HSBC Bank USA	United Mexican States	0.49%	100,000	USD	100,000	1.000%	Dec 2016	570	557	1,127
	HSBC Bank USA	Republic of Italy	0.59%	1,800,000	USD	1,800,000	1.000%	Jun 2017	4,474	16,009	20,483
	HSBC Bank USA	Russian Federation	4.56%	300,000	USD	300,000	1.000%	Jun 2017	(4,689)	(18,040)	(22,729)
	HSBC Bank USA	Republic of Italy	0.45%	7,700,000	USD	7,700,000	1.000%	Sep 2016	43,162	38,626	81,788
	HSBC Bank USA	Republic of Italy	0.45%	6,000,000	USD	6,000,000	1.000%	Sep 2016	29,011	34,720	63,731
	HSBC Bank USA	Republic of Italy	0.45%	9,300,000	USD	9,300,000	1.000%	Sep 2016	46,433	52,350	98,783
	HSBC Bank USA	Federative Republic of Brazil	2.33%	3,300,000	USD	3,300,000	1.000%	Dec 2019	(111,390)	(75,362)	(186,752)
	HSBC Bank USA	People’s Republic of China	0.79%	2,700,000	USD	2,700,000	1.000%	Dec 2019	16,489	14,994	31,483
	HSBC Bank USA	Russian Federation	4.73%	1,000,000	USD	1,000,000	1.000%	Dec 2019	(87,006)	(65,046)	(152,052)
	HSBC Bank USA	Petroleo Brasileiro S/A Petrobras	6.06%	100,000	USD	100,000	1.000%	Dec 2019	(10,388)	(9,095)	(19,483)
	HSBC Bank USA	Petroleo Brasileiro S/A Petrobras	6.04%	100,000	USD	100,000	1.000%	Mar 2020	(17,786)	(2,400)	(20,186)
	JPMorgan Chase Bank, N.A.	CDX.NA.IG.9-V4	0.08%	1,928,998	USD	1,928,998	0.553%	Dec 2017	—	27,445	27,445
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	0.88%	8,800,000	USD	8,800,000	1.000%	Sep 2015	(13,024)	36,425	23,401
	JPMorgan Chase Bank, N.A.	Federative Republic of Brazil	1.43%	900,000	USD	900,000	1.000%	Sep 2016	(1,664)	(2,425)	(4,089)
	JPMorgan Chase Bank, N.A.	United Mexican States	0.43%	200,000	USD	200,000	1.000%	Sep 2016	579	1,612	2,191
	JPMorgan Chase Bank, N.A.	United Mexican States	0.49%	1,300,000	USD	1,300,000	1.000%	Dec 2016	10,303	4,347	14,650
	JPMorgan Chase Bank, N.A.	United Mexican States	0.79%	2,400,000	USD	2,400,000	1.000%	Dec 2018	(4,360)	28,142	23,782
	JPMorgan Chase Bank, N.A.	United Mexican States	0.87%	4,200,000	USD	4,200,000	1.000%	Jun 2019	27,667	3,191	30,858
	Morgan Stanley Capital Services	United Mexican States	0.43%	2,400,000	USD	2,400,000	1.000%	Sep 2016	(3,132)	29,426	26,294
	Morgan Stanley Capital Services	United Mexican States	0.97%	12,300,000	USD	12,300,000	1.000%	Dec 2019	67,178	(25,655)	41,523
	Morgan Stanley Capital Services	People’s Republic of China	0.79%	500,000	USD	500,000	1.000%	Dec 2019	2,940	2,890	5,830
	Morgan Stanley Capital Services	Petroleo Brasileiro S/A Petrobras	6.06%	1,200,000	USD	1,200,000	1.000%	Dec 2019	(105,642)	(128,159)	(233,801)
	Morgan Stanley Capital Services	Federative Republic of Brazil	0.66%	500,000	USD	500,000	1.000%	Jun 2015	(284)	1,765	1,481
	Morgan Stanley Capital Services	Federative Republic of Brazil	0.88%	9,900,000	USD	9,900,000	1.000%	Sep 2015	(14,861)	41,187	26,326
	Royal Bank of Scotland PLC	United Mexican States	0.29%	1,900,000	USD	1,900,000	1.000%	Sep 2015	(2,364)	13,756	11,392
	UBS AG	Berkshire Hathaway Inc.	0.11%	1,000,000	USD	1,000,000	1.000%	Mar 2015	(185)	2,620	2,435
	UBS AG	United Mexican States	0.43%	1,100,000	USD	1,100,000	1.000%	Sep 2016	(1,462)	13,513	12,051

	Exchange Cleared Swaps
		iTraxx Europe Senior Financials Series 22 Version 1	0.54%	28,300,000	EUR	36,092,192	1.000%	Dec 2019	335,579	414,663	750,242
		CDX.NA.HY.23	3.21%	8,415,000	USD	8,415,000	5.000%	Dec 2019	465,084	255,783	720,867
						$276,532,806			($1,872,172)	($1,174,686)	($3,046,858)

Inflation Swaps.  In an inflation swap, one party pays a fixed rate on a notional principal amount while the other party pays a floating rate linked to an inflation index on that same notional amount. The party paying the floating rate pays the inflation adjusted rate multiplied by the notional principal amount. If the average inflation rate over the term of the swap is the same as the fixed rate of the swap, the two legs will have the same value and the swap will break even. The following table summarizes the inflation swap contracts the fund held as of February 28, 2015.

Real Return Bond Fund

The fund used inflation swaps to take a position on current versus future inflation expectations. During the six months ended February 28, 2015, the fund held inflation swaps with total USD notional amounts ranging from approximately $100.3 million to $156.9 million, as measured at each quarter end.

289

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FUND	COUNTERPARTY	NOTIONAL AMOUNT	CURRENCY	USD NOTIONAL AMOUNT	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	MATURITY DATE	UNAMORTIZED UPFRONT PAYMENT PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	MARKET VALUE
Real Return Bond Fund
	Bank of America N.A.	1,400,000	GBP	$2,249,080	UK RPI All Items NSA	Fixed 3.500%	Oct 2044	($95)	$167,919	$167,824
	Bank of America N.A.	400,000	GBP	628,780	UK RPI All Items NSA	Fixed 3.550%	Dec 2044	(825)	58,997	58,172
	Bank of America N.A.	200,000	GBP	303,260	UK RPI All Items NSA	Fixed 3.3275%	Jan 2045	2,377	(3,735)	(1,358)
	BNP Paribas	2,600,000	USD	2,600,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(551)	(49,963)	(50,514)
	BNP Paribas	14,500,000	USD	14,500,000	Fixed 2.250%	USA-CPI-U	Jul 2017	27,852	(713,478)	(685,626)
	BNP Paribas	4,700,000	EUR	6,119,628	Eurostat Eurozone HICP Ex Tob	Fixed 1.050%	Sep 2019	(939)	(109,352)	(110,291)
	BNP Paribas	2,400,000	EUR	3,034,679	Fixed 1.000%	Eurostat Eurozone HICP Ex Tob	Oct 2019	516	(46,479)	(45,963)
	BNP Paribas	2,600,000	GBP	4,067,960	UK RPI All Items NSA	Fixed 3.170%	Dec 2024	(447)	132,617	132,170
	Citibank N.A.	11,100,000	USD	11,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	2,664	(527,523)	(524,859)
	Citibank N.A.	200,000	GBP	321,330	UK RPI All Items NSA	Fixed 3.500%	Oct 2044	(6,655)	30,630	23,975
	Credit Suisse International	54,900,000	BRL	21,295,578	BRL-CDI	Fixed 1.233%	Jan 2017	7,667	(99,068)	(91,401)
	Credit Suisse International	400,000	GBP	622,880	UK RPI All Items NSA	Fixed 3.100%	Dec 2024	6,251	9,302	15,553
	Credit Suisse International	500,000	GBP	808,155	UK RPI All Items NSA	Fixed 3.5275%	Sep 2044	(3,270)	72,194	68,924
	Credit Suisse International	400,000	GBP	642,690	UK RPI All Items NSA	Fixed 3.500%	Oct 2044	(12,712)	60,662	47,950
	Credit Suisse International	200,000	GBP	319,545	UK RPI All Items NSA	Fixed 3.550%	Nov 2044	232	29,381	29,613
	Credit Suisse International	400,000	GBP	629,520	UK RPI All Items NSA	Fixed 3.450%	Dec 2044	(1,424)	33,279	31,855
	Deutsche Bank	5,300,000	USD	5,300,000	Fixed 1.800%	USA-CPI-U	Jan 2016	(240)	(87,266)	(87,506)
	Deutsche Bank	4,000,000	USD	4,000,000	Fixed 1.935%	USA-CPI-U	Jan 2017	—	(78,033)	(78,033)
	Deutsche Bank	3,500,000	USD	3,500,000	Fixed 1.860%	USA-CPI-U	Nov 2016	—	(72,252)	(72,252)
	Deutsche Bank	3,700,000	USD	3,700,000	Fixed 1.825%	USA-CPI-U	Nov 2016	(1,612)	(70,273)	(71,885)
	Deutsche Bank	2,300,000	USD	2,300,000	Fixed 1.845%	USA-CPI-U	Nov 2016	—	(46,101)	(46,101)
	Deutsche Bank	1,900,000	USD	1,900,000	Fixed 2.360%	USA-CPI-U	Jan 2017	—	(85,596)	(85,596)
	Deutsche Bank	2,500,000	USD	2,500,000	Fixed 2.1725%	USA-CPI-U	Nov 2018	—	(86,797)	(86,797)
	Deutsche Bank	1,100,000	USD	1,100,000	Fixed 2.500%	USA-CPI-U	Jul 2022	7,714	(97,800)	(90,086)
	Goldman Sachs	10,700,000	USD	10,700,000	Fixed 1.730%	USA-CPI-U	Apr 2016	(22,698)	(197,023)	(219,721)
	Goldman Sachs	7,600,000	USD	7,600,000	Fixed 2.415%	USA-CPI-U	Feb 2017	2,044	(354,551)	(352,507)
	Goldman Sachs	1,800,000	USD	1,800,000	Fixed 2.033%	USA-CPI-U	Apr 2018	—	(57,838)	(57,838)
	Goldman Sachs	600,000	USD	600,000	Fixed 2.175%	USA-CPI-U	Oct 2018	(374)	(20,544)	(20,918)
	Goldman Sachs	500,000	EUR	619,600	Fixed 0.900%	Eurostat Eurozone HICP Ex Tob	Nov 2019	77	(6,250)	(6,173)
	Goldman Sachs	600,000	GBP	942,750	UK RPI All Items NSA	Fixed 3.125%	Dec 2024	792	25,099	25,891
	Goldman Sachs	1,650,000	GBP	2,513,941	UK RPI All Items NSA	Fixed 3.140%	Jan 2030	—	5,933	5,933
	JPMorgan Chase Bank, N.A.	700,000	GBP	1,143,696	Fixed 3.5275%	UK RPI All Items NSA	Sep 2044	1,018	95,476	96,494
	JPMorgan Chase Bank, N.A.	400,000	GBP	625,460	UK RPI All Items NSA	Fixed 3.530%	Dec 2044	2,710	50,130	52,840
	Morgan Stanley Capital Services LLC	300,000	GBP	482,745	UK RPI All Items NSA	Fixed 3.500%	Oct 2044	2,444	33,518	35,962
	The Royal Bank of Scotland PLC	2,000,000	USD	2,000,000	Fixed 1.935%	USA-CPI-U	Oct 2016	(5,900)	(40,134)	(46,034)
	The Royal Bank of Scotland PLC	7,200,000	USD	7,200,000	Fixed 1.930%	USA-CPI-U	Oct 2016	—	(164,386)	(164,386)
	The Royal Bank of Scotland PLC	12,100,000	USD	12,100,000	Fixed 2.250%	USA-CPI-U	Jul 2017	15,591	(587,734)	(572,143)
	UBS AG	11,100,000	EUR	13,811,175	Fixed 0.910%	Eurostat Eurozone HICP Ex Tob	Nov 2019	—	(143,413)	(143,413)
	UBS AG	800,000	GBP	1,214,241	UK RPI All Items NSA	Fixed 2.945%	Jan 2025	—	4,765	4,765
				$156,896,693				$22,207	($2,935,687)	($2,913,480)

The following are abbreviation for the table above:

HICP Ex Tob        Harmonised Index of Consumer Prices ex-Tobacco
USA-CPI-U          Consumer Price All Urban Non-Seasonally Adjusted Index
UK RPI                 United Kingdom Retail Prices Index

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the funds at February 28, 2015 by risk category:

Fund	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
All Cap Core Fund	Equity contracts	Receivable/payable for futures	Futures†	$119,683	—
				$119,683	—
Asia Pacific Total Return Bond Fund	Foreign exchange contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$70,784	($29,968)
	Interest rate contracts	Receivable/payable for futures	Futures †	—	(77,379)
				$70,784	($107,347)
Capital Appreciation Value Fund	Equity contracts	Written options, at value	Written options	—	($8,827,682)
				—	($8,827,682)

290

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Fund	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Global Bond Fund	Interest rate contracts	Receivable/payable for futures	Futures†	$1,876,426	($787,330)
	Interest rate contracts	Written options, at value	Written options	—	(195,280)
	Interest rate contracts	Swap contracts, at value	Interest rate swapsˆ	4,456,681	(10,638,955)
	Interest rate contracts	Investments in unaffiliated issuers, at value*	Purchased options	43,163	—
	Credit contracts	Swap contracts, at value	Credit default swapsˆ	463,755	(2,477,725)
	Foreign currency contracts	Written options, at value	Written options	—	(269,458)
	Foreign currency contracts	Investments in unaffiliated issuers, at value*	Purchased options	82,106	—
	Foreign currency contracts	Swap contracts, at value	Currency swaps	1,263,903	(593,725)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	4,435,554	(2,986,140)
				$12,221,588	($17,948,613)
Health Sciences Fund	Equity contracts	Written options, at value	Written options	—	($280,540)
				—	($280,540)
High Yield Fund	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$459,840	($67,507)
	Interest rate contracts	Receivable/payable for futures	Futures†	20,762	—
				$480,602	($67,507)
Investment Quality Bond Fund	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	$282,317	($392,282)
	Interest rate contracts	Receivable/payable for futures	Futures†	32,691	(50,554)
	Interest rate contracts	Investments in unaffiliated issuers, at value*	Purchased options	6,642	—
	Credit contracts	Swap contracts, at value	Credit default swapsˆ	$786,587	($1,801,576)
	Interest rate contracts	Swap contracts, at value	Interest rate swapsˆ	17,346	(811,756)
				$1,125,583	($3,056,168)
Real Return Bond Fund	Interest rate contracts	Receivable/payable for futures	Futures†	$202,460	($147,924)
	Interest rate contracts	Written options, at value	Written options	—	(741,458)
	Credit contracts	Written options, at value	Written options	—	(2,519)
	Foreign currency contracts	Written options, at value	Written options	—	(221,088)
	Interest rate contracts	Swap contracts, at value	Interest rate swapsˆ	834,362	(5,614,102)
	Interest rate contracts	Swap contracts, at value	Inflation swapsˆ	797,921	(3,711,401)
	Interest rate contracts	Investments in unaffiliated issuers, at value*	Purchased options	563,884	—
	Credit contracts	Swap contracts, at value	Credit default swapsˆ	1,237,775	(1,559,767)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	1,629,616	(840,416)
				$5,266,018	($12,838,675)
Short Term Government Income Fund	Interest rate contracts	Receivable/payable for futures	Futures†	$8,577	—
				$8,577	—
Spectrum Income Fund	Interest rate contracts	Receivable/payable for futures	Futures†	$35,965	($284,924)
	Credit contracts	Swap contracts, at value	Credit default swapsˆ	4,448	(2,547)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	1,243,914	(410,288)
	Foreign currency contracts	Investments in unaffiliated issuers, at value*	Purchased options	11,773	—
				$1,296,100	($697,759)
Strategic Equity Allocation Fund	Equity contracts	Receivable/payable for futures	Futures†	$7,715,855	—
	Interest rate contracts	Receivable/payable for futures	Futures†	—	($270,450)
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	327,335	—
				$8,043,190	($270,450)

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Fund	Risk	Statements of assets and liabilities location	Financial Instruments Location	Asset Derivatives Fair Value	Liability Derivatives Fair Value
Total Return Fund	Interest rate contracts	Receivable/payable for futures	Futures†	$1,271,020	($1,204,929)
	Interest rate contracts	Written options, at value	Written options	—	(1,409,129)
	Foreign currency contracts	Written options, at value	Written options	—	(1,860,984)
	Interest rate contracts	Swap contracts, at value	Interest rate swapsˆ	2,538,038	(17,719,781)
	Credit contracts	Swap contracts, at value	Credit default swapsˆ	2,809,236	(5,856,094)
	Interest rate contracts	Investments in unaffiliated issuers, at value*	Purchased options	963,347	—
	Foreign currency contracts	Receivable/payable for forward foreign currency exchange contracts	Forward foreign currency contracts	46,963,045	(12,360,446)
				$54,544,686	($40,411,363)

†	Reflects cumulative appreciation/depreciation on futures as disclosed in Note 3. Only the year end variation margin is separately disclosed in the Statements of assets and liabilities.

*	Purchased options are included in the Portfolio of investments.

ˆReflects cumulative appreciation/depreciation on swap contracts. Receivable/Payable for exchange cleared swaps, which represents margin, and swap contracts at value, which represents appreciation/depreciation on OTC swaps, are shown separately on Statements of assets and liabilities.

For financial reporting purposes, the fund does not offset OTC derivative assets or liabilities that are subject to master netting arrangements, as defined by the ISDAs, in the Statements of assets and liabilities. In the event of default by the counterparty or a termination of the agreement, the ISDA allows an offset of amounts across the various transactions between a fund and the applicable counterparty. The table below reflects certain fund’s exposure to counterparties subject to an ISDA for OTC derivative transactions:

OTC Financial Instruments	Asset	Liability
Global Bond Fund
Foreign forward currency contracts	$4,435,554	($2,986,140)
Purchased options	125,269	—
Written Options	—	(398,076)
Interest rate swaps	147,521	(8,881)
Credit default swaps	463,755	(2,477,725)
Currency swaps	1,263,903	(593,725)
Totals	$6,436,002	($6,464,547)

Total Return Fund
Foreign forward currency contracts	$46,963,045	($12,360,446)
Purchased options	963,347	—
Written options	—	(3,181,765)
Interest rate swaps	343,297	(102,843)
Credit default swaps	1,338,127	(5,856,094)
Totals	$49,607,816	($21,501,148)

Counterparty	Total Market Value of OTC Derivatives	Collateral Posted by Counterparty	Collateral Posted by Fund	Net Exposure*
Global Bond Fund
Bank of America N.A.	$466,574	$230,000	—	$236,574
Barclays Bank PLC	(247,587)	270,000	$285,346	(232,241)
BNP Paribas SA	(399,086)	—	—	(399,086)
Citibank N.A.	(122,536)	—	299,939	177,403
Credit Suisse International	(279,741)	—	—	(279,741)
Deutsche Bank AG	257,266	—	—	257,266
Goldman Sachs Bank USA	1,777,944	1,430,000	—	347,944
Goldman Sachs International	(1,146,199)	—	1,354,348	208,149
HSBC Bank USA, N.A.	32,886	160,000	—	(127,114)
JPMorgan Chase Bank N.A.	(41,873)	—	—	(41,873)
Morgan Stanley Bank, N.A.	(21,561)	—	—	(21,561)
UBS AG	(304,632)	80,000	400,514	15,882
Totals	($28,545)	($2,170,000)	$2,340,147	$141,602

Total Return Fund
Bank of America N.A.	$16,243,025	$15,570,000	—	$673,025
Barclays Bank PLC	1,947,536	1,620,000	—	327,536
BNP Paribas SA	3,943,711	4,100,000	—	(156,289)
Citibank, N.A	1,641,037	1,510,000	—	131,037
Credit Suisse International	(979,704)	—	$1,313,803	334,099
Deutsche Bank AG	1,935,501	1,840,000	—	95,501
Goldman Sachs Bank USA	(792,294)	—	868,728	76,434
Goldman Sachs International	(1,660,256)	—	1,891,993	231,737
HSBC Bank USA	1,488,120	1,460,000	—	28,120
JPMorgan Chase Bank, N.A.	3,715,094	3,910,000	—	(194,906)
Morgan Stanley Capital Services, Inc.	(422,004)	—	579,786	157,782

Royal Bank of Scotland PLC	11,392	296,000	—	(284,608)
Societe Generale	(32,162)	10,000	—	(42,162)
UBS AG	1,067,672	950,000	—	117,672
Totals	$28,106,668	$31,266,000	$4,654,310	($1,494,978)

*	Negative net exposure amounts represent instances where collateral received from counterparties exceeds net unrealized gains on derivative positions.

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Effect of derivative instruments on the Statements of operations

The table below summarizes the net realized gain (loss) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2015:

	Statements of operations location—Net realized gain (loss) on:
Fund	Risk	Investments (Purchased Options)	Written Options	Futures Contracts	Swap Contracts	Investments in unaffiliated issuers and Foreign Currency Transactions*	Total
All Cap Core Fund	Equity contracts	—	—	$816,048	—	—	$816,048
	Total	—	—	$816,048	—	—	$816,048
Alpha Opportunities Fund	Equity contracts	—	$14,079	—	—	—	$14,079
	Total	—	$14,079	—	—	—	$14,079
Asia Pacific Total Return Bond Fund	Interest rate contracts	—	—	($1,861,771)	—	—	($1,861,771)
	Foreign currency contracts	—	—	—	—	$4,812,862	4,812,862
	Total	—	—	($1,861,771)	—	$4,812,862	$2,951,091
Capital Appreciation Value Fund	Equity contracts	—	$2,042,809				$2,042,809
	Total	—	$2,042,809	—	—	—	$2,042,809
Global Bond Fund	Interest rate contracts	—	$230,758	$1,433,666	($3,759,307)	—	($2,094,883)
	Credit contracts	—	55,455	—	623,686	—	679,141
	Foreign currency contracts	$53,718	134,023	—	(4,723,936)	$9,586,152	5,049,957
	Total	$53,718	$420,236	$1,433,666	($7,859,557)	$9,586,152	$3,634,215
Health Sciences Fund	Equity contracts	—	($52,162)		—	—	($52,162)
	Total	—	($52,162)	—	—	—	($52,162)
High Yield Fund	Interest rate contracts	—	—	($475,658)	—	—	($475,658)
	Credit contracts	—	—	—	($285,711)	—	(285,711)
	Foreign currency contracts	—	—	—	—	$4,485,756	4,485,756
	Total	—	—	($475,658)	($285,711)	$4,485,756	$3,724,387
Investment Quality Bond Fund	Interest rate contracts	($132,963)	—	$1,534,508	—	—	$1,401,545
	Credit contracts	—	—	—	($844,579)	—	(844,579)
	Foreign currency contracts	—	—	—	—	$1,257,587	1,257,587
	Total	($132,963)	—	$1,534,508	($844,579)	$1,257,587	$1,814,553
Real Return Bond Fund	Interest rate contracts	($96,003)	($105,204)	($755,763)	($7,494,624)	—	($8,451,594)
	Foreign currency contracts	—	34,617		—	$15,892,211	15,926,828
	Equity contracts	—	—	—	30,339	—	30,339
	Credit contracts	—	76,978	—	304,562	—	381,540
	Total	($96,003)	$6,391	($755,763)	($7,159,723)	$15,892,211	$7,887,113
Short Term Government Income Fund	Interest rate contracts	—	—	($276,167)	—	—	($276,167)
	Total	—	—	($276,167)	—	—	($276,167)
Small Cap Opportunties Fund	Equity contracts	—	—	($68,810)	—	—	($68,810)
	Total	—	—	($68,810)	—	—	($68,810)
Spectrum Income Fund	Interest rate contracts	($2,946)	—	($615,310)	—	—	($618,256)
	Credit contracts	—	—	—	$2,597	—	2,597
	Foreign currency contracts	31,225	—	—	—	$3,163,087	$3,194,312
	Total	$28,279	—	($615,310)	$2,597	$3,163,087	$2,578,653
Strategic Equity Allocation Fund	Equity contracts	—	—	$1,092,115		—	$1,092,115
	Foreign currency contracts	—	—	(371,398)		($3,012)	(374,410)
	Total	—	—	$720,717	—	($3,012)	$717,705
Total Return Fund	Interest rate contracts	($6,480)	$4,304,792	$35,046,143	($2,742,782)	—	$36,601,673
	Credit contracts	—	—	—	704,514	—	704,514
	Foreign currency contracts	—	1,641,612	—	—	$46,296,690	47,938,302
	Total	($6,480)	$5,946,404	$35,046,143	($2,038,268)	$46,296,690	$85,244,489

*	Realized gain/loss associated with forward foreign currency contracts is included in the caption on the Statements of operations.

The table below summarizes the net change in unrealized appreciation (depreciation) included in the net increase (decrease) in net assets from operations, classified by derivative instrument and risk category, for the six months ended February 28, 2015:

	Statements of operations location—Change in unrealized appreciation (depreciation) of:
Fund	Risk	Investments (Purchased Options)	Written Options	Futures Contracts	Swap Contracts	Investments in Unaffiliated Issuers and Translation of Assets and Liabilities in Foreign Currencies*	Total
All Cap Core Fund	Equity contracts	—	—	($136,282)	—	—	($136,282)
	Total	—	—	($136,282)	—	—	($136,282)
Asia Pacific Total Return Bond Fund	Interest rate contracts	—	—	$118,915	—	—	$118,915
	Foreign currency contracts	—	—	—	—	($333,778)	(333,778)
	Total	—	—	$118,915	—	($333,778)	($214,863)
Capital Appreciation Value Fund	Equity contracts	—	($5,169,085)	—	—	—	($5,169,085)
	Total	—	($5,169,085)	—	—	—	($5,169,085)

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	Statements of operations location—Change in unrealized appreciation (depreciation) of:
Fund	Risk	Investments (Purchased Options)	Written Options	Futures Contracts	Swap Contracts	Investments in Unaffiliated Issuers and Translation of Assets and Liabilities in Foreign Currencies*	Total
Global Bond Fund	Interest rate contracts	($273,758)	$288,206	$590,076	($789,193)	—	($184,669)
	Credit contracts	—	(31,918)	—	(1,221,537)	—	(1,253,455)
	Foreign currency contracts	6,215	201,471	—	1,676,128	$1,721,735	3,605,549
	Total	($267,543)	$457,759	$590,076	($334,602)	$1,721,735	$2,167,425
Health Sciences Fund	Equity contracts	—	$270,240	—	—	—	$270,240
	Total	—	$270,240	—	—	—	270,240
High Yield Fund	Interest rate contracts	—	—	$138,751	—	—	$138,751
	Credit contracts	—	—	—	$319,385	—	319,385
	Foreign currency contracts	—	—	—	—	($210,227)	(210,227)
	Total	—	—	$138,751	$319,385	($210,227)	$247,909
Investment Quality Bond Fund	Interest rate contracts	$69,452	—	($44,954)	($235,322)	—	($210,824)
	Credit contracts	—	—	—	(485,731)	—	(485,731)
	Foreign currency contracts	—	—	—	—	($134,087)	(134,087)
	Total	$69,452	—	($44,954)	($721,053)	($134,087)	($830,642)
Real Return Bond Fund	Interest rate contracts	($257,310)	$26,572	$384,440	$664,865	—	$818,567
	Credit contracts	—	(25,398)	—	(409,199)	—	(434,597)
	Foreign currency contracts	—	(66,708)	—	—	($1,032,835)	(1,099,543)
	Total	($257,310)	($65,534)	$384,440	$255,666	($1,032,835)	($715,573)
Short Term Government Income Fund	Interest rate contracts	—	—	$59,419	—	—	$59,419
	Total	—	—	$59,419	—	—	$59,419
Spectrum Income Fund	Interest rate contracts	$6,028	—	$302,757	—	—	$308,785
	Credit contracts	—	—	—	$217	—	217
	Foreign currency contracts	2,740	—	—	—	$465,484	468,224
	Total	$8,768	—	$302,757	$217	$465,484	$777,226
Strategic Equity Allocation Fund	Interest rate contracts	—	—	($259,121)	—	—	($259,121)
	Equity contracts	—	—	2,940,686	—	—	2,940,686
	Foreign currency contracts	—	—	—	—	$327,335	327,335
	Total	—	—	$2,681,565	—	$327,335	$3,008,900
Total Return Fund	Interest rate contracts	($554,987)	$17,190	($3,915,669)	($16,488,923)	—	($20,942,389)
	Credit contracts	—	—	—	(2,570,463)	—	(2,570,463)
	Foreign currency contracts	—	(722,468)	—	—	$24,808,998	24,086,530
	Total	($554,987)	($705,278)	($3,915,669)	($19,059,386)	$24,808,998	$573,678

*	Change in unrealized appreciation/depreciation associated with forward foreign currency contracts is included in this caption on the Statements of operations.

4.  GUARANTEES AND INDEMNIFICATIONS Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the funds. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss from such claims is considered remote.

5.  FEES AND TRANSACTIONS WITH AFFILIATES John Hancock Advisers, LLC (the Advisor or JHA) serves as investment advisor for the funds. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the funds. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee.  The funds have an investment management agreement with the Advisor under which the fund pays a monthly management fee to the Advisor, on an annual basis, as detailed below. Aggregate net assets generally include the net assets of the funds and the net assets of a similar fund of John Hancock Variable Insurance Trust (JHVIT), unless otherwise noted below. JHVIT funds are advised by the Advisor and are distributed by an affiliate of the Advisor, John Hancock Distributors, LLC.

•	Active Bond Fund — a) 0.600% of the first $2.5 billion of aggregate net assets; b) 0.575% of the next $2.5 billion of aggregate net assets and c) 0.550% of the excess over $5 billion of aggregate net assets.

•	All Cap Core Fund — a) 0.800% of the first $500 million of aggregate net assets and b) 0.750% of the excess over $500 million of aggregate net assets.

•	Alpha Opportunities Fund — a) 1.025% of the first $250 million of aggregate net assets; b) 1.000% of the next $250 million of aggregate net assets; c) 0.975% of the next $500 million of aggregate net assets; and d) 0.950% of the excess over $1 billion of aggregate net assets.

•	Asia Pacific Total Return Bond Fund — a) 0.725% of the first $250 million of average net assets; b) 0.700% of the next $250 million of average net assets and c) 0.600% of the excess over $500 million of average net assets.

•	Blue Chip Growth Fund and Equity-Income Fund — a) 0.825% of the first $1 billion of aggregate net assets and b) 0.775% of the excess over $1 billion of aggregate net assets. However, when aggregate net assets exceed $1 billion on any day, the annual rate of advisory fee for that day is 0.800% on the first $1 billion of aggregate net assets.

•	Capital Appreciation Fund — a) 0.850% of the first $300 million of aggregate net assets; b) 0.800% of the next $200 million of aggregate net assets; c) 0.700% of the next $500 million of aggregate net assets; and d) 0.670% of the excess over $1 billion of aggregate net assets.

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•	Capital Appreciation Value Fund — If net assets are less than $500 million, then the following fee schedule shall apply: a) 0.950% of the first $250 million of aggregate net assets and b) 0.850% of the excess over $250 million of aggregate net assets. If net assets equal or exceed $500 million but are less than $2 billion, then the following fee schedule shall apply: a) 0.850% of the first $1 billion of aggregate net assets and b) 0.800% of the excess over $1 billion of aggregate net assets. If net assets equal or exceed $2 billion but are less than $3 billion, then the following fee schedule shall apply: a) 0.850% of the first $500 million of aggregate net assets and b) 0.800% of the excess over $500 million of aggregate net assets. If net assets equal or exceed $3 billion, then the advisory fee to be paid is 0.800% of aggregate net assets.

•	Core Bond Fund — a) 0.690% of the first $200 million of aggregate net assets; b) 0.640% of the next $200 million of aggregate net assets; and c) 0.570% of the excess over $400 million of aggregate net assets.

•	Fundamental Global Franchise Fund — a) 0.800% of the first $1 billion of average net assets and b) 0.780% of the excess over $1 billion of average net assets.

•	Global Bond Fund and Real Estate Securities Fund — 0.700% of aggregate net assets.

•	Global Real Estate Fund — a) 0.900% of the first $500 million of average net assets; b) 0.875% of the next $250 million of average net assets; and c) 0.850% of the excess over $750 million of average net assets.

•	Health Sciences Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the next $250 million of aggregate net assets; and c) 0.950% of excess over $750 million of aggregate net assets. However, when aggregate net assets exceed $750 million, the advisory fee is 0.95% on all net assets.

•	High Yield Fund — a) 0.700% of the first $500 million of aggregate net assets and b) 0.650% of the excess over $500 million of aggregate net assets.

•	International Growth Opportunities Fund — a) 0.975% of the first $100 million of average net assets; b) 0.850% of the next $300 million of average net assets; and c) 0.750% of the excess over $400 million of average net assets.

•	International Growth Stock Fund — a) 0.850% of the first $250 million of aggregate net assets; b) 0.800% of the next $500 million of aggregate net assets; and c) 0.750% of the excess over $750 million of aggregate net assets.

•	International Small Cap Fund — a) 1.050% of the first $200 million of average net assets; b) 0.950% of the next $300 million of average net assets; and c) 0.850% of the excess over $500 million of average net assets.

•	International Value Fund — Aggregate net assets are the aggregate net assets of the fund, Income Fund, International Small Cap Fund and the following funds of JHVIT: International Value Trust, Global Trust, Income Trust and Mutual Shares Trust. The advisory fee paid is as follows: a) 0.950% of the first $150 million of aggregate net assets; b) 0.850% of the next $150 million; and c) 0.800% of the excess over $300 million of aggregate net assets. However, when aggregate net assets exceed $300 million, then the advisory fee rate is 0.800% of aggregate net assets.

•	Investment Quality Bond Fund — a) 0.600% of the first $500 million of aggregate net assets and b) 0.550% of the excess over $500 million of aggregate net assets.

•	Lifestyle II Portfolios — Each fund pays the advisor a management fee for its services to the fund. The management fee has two components: (a) a fee on assets invested in a fund of John Hancock Funds II (JHF II) or John Hancock Funds III (JHF III); and (b) a fee on assets invested in investments other than a fund of JHF II or JHF III (other assets). The fee on assets invested in a fund of JHF II or JHF III is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), is equivalent to the sum of a) 0.050% for the first $7.5 billion of aggregate net assets and b) 0.040% of the excess over $7.5 billion of aggregate net assets. The fee on other assets is stated as an annual percentage of the current value of the net assets of the fund (together with the assets of any applicable fund identified in the advisory agreement), is equivalent to the sum of: a) 0.500% of the first $7.5 billion of aggregate net assets and b) 0.490% of the excess over $7.5 billion of aggregate net assets.

•	Mid Cap Stock Fund — a) 0.875% of the first $200 million of aggregate net assets; b) 0.850% of the next $300 million of aggregate net assets; and c) 0.825% of the excess over $500 million of aggregate net assets.

•	Mid Value Fund — a) 1.050% of the first $50 million of aggregate net assets and b) 1.000% of the excess over $50 million of aggregate net assets.

•	Real Estate Equity Fund — a) 0.875% of the first $250 million of average net assets; b) 0.850% of the next $250 million of average net assets; and c) 0.825% of the excess over $500 million of average net assets.

•	Real Return Bond Fund — a) 0.700% of the first $1 billion of aggregate net assets and b) 0.650% of the excess over $1 billion of aggregate net assets.

•	Science & Technology Fund — (a) 1.050% of the first $500 million of aggregate net assets and (b) 1.000% of the excess over $500 million of aggregate net assets.

•	Short-Term Government Income Fund — a) 0.570% of the first $250 million of aggregate net assets and b) 0.550% of the excess over $250 million of aggregate net assets.

•	Small Cap Growth Fund — a) 1.100% of the first $100 million of aggregate net assets; b) 1.050% of the next $400 million of aggregate net assets and c) 1.000% of the excess over $500 million of aggregate net assets.

•	Small Cap Opportunities Fund — a) 1.000% of the first $500 million of aggregate net assets; b) 0.950% of the next $500 million; c) 0.900% of the next $1 billion; and d) 0.850% of the excess over $2 billion of aggregate net assets.

•	Small Company Growth Fund — Aggregate net assets are the aggregate net assets of the fund, Small Cap Opportunities Fund, International Growth Stock Fund, Value Fund and the following funds of JHVIT: Small Company Growth Trust, Small Cap Opportunities Trust, International Growth Stock Trust and Value Trust. The advisory fee paid is as follows: a) 1.050% of the first $250 million of aggregate net assets and b) 1.000% of the excess over $250 million of aggregate net assets. However, when the aggregate net assets exceed $1 billion, then the advisory fee rate is 1.000% of aggregate net assets.

•	Small Company Value Fund — a) 1.050% of the first $500 million of aggregate net assets and b) 1.000% of the excess over $500 million of aggregate net assets.

•	Spectrum Income Fund — a) 0.800% of the first $250 million of aggregate net assets and b) 0.725% of the excess over $250 million of aggregate net assets.

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•	Strategic Equity Allocation Fund — a) 0.675% of the first $2.5 billion of aggregate net assets; b) 0.650% of the next $5 billion of aggregate net assets; c) 0.625% of the next $2.5 billion; and d) 0.600% of the excess over $10 billion of aggregate net assets.

•	Total Return Fund — a) 0.700% of the first $1 billion of Total Return Net Assets and b) 0.650% of the excess over $1 billion of Total Return Net Assets. Prior to January 1, 2015, the following fees were in effect: a) 0.700% of the first $1 billion of Total Return Net Assets and b) 0.675% of the excess over $1 billion of Total Return Net Assets. If Relationship Net Assets are less than $3 billion, then the advisory fee to be paid is 0.700% of aggregate net assets. Relationship Net Assets are aggregate net assets of all funds of the Trust and JHVIT that are subadvised by Pacific Investment Management Company, LLC. The term Total Return Net Assets includes the net assets of the Total Return Fund, a series of the Trust, and Total Return Trust, a series of JHVIT.

•	U.S. High Yield Bond Fund — a) 0.750% of the first $200 million of average net assets and b) 0.720% of the excess over $200 million of average net assets.

•	Value Fund — a) 0.750% of the first $200 million of aggregate net assets; b) 0.725% of the next $300 million; and c) 0.650% of the excess over $500 million of aggregate net assets.

The organizations described below act as the subadvisors to the Trust and its funds pursuant to Subadvisory Agreements with the Advisor. Fund management is allocated among the following managers:

Fund	Subadvisor
Science & Technology Fund	Allianz Global Investors U.S. LLC[1]; T. Rowe Price Associates, Inc.
International Growth Opportunities Fund	Baillie Gifford Overseas Ltd
Small Cap Opportunities Fund	Brandywine Global Investment Management LLC, Dimensional Fund Advisors LP, Gannett Welsh & Kotler, LLC, and Invesco Advisers, Inc.
Active Bond Fund	Declaration Management & Research LLC[1] and John Hancock Asset Management a division of Manulife Asset Management (US) LLC[1,3]
Global Real Estate Fund	Deutsche Investment Management Americas Inc. and RREEF America L.L.C.
Real Estate Securities Fund
International Small Cap Fund	Franklin Templeton Investments Corporation
International Growth Stock Fund	Invesco Advisers, Inc.
Small Company Growth Fund
Value Fund
Capital Appreciation Fund	Jennison Associates, LLC
Lifestyle II Aggressive Portfolio	John Hancock Asset Management a division of Manulife Asset Management (North America) Limited and John Hancock Asset Management a division of Manulife Asset Management (US) LLC [1,2,3]
Lifestyle II Balanced Portfolio
Lifestyle II Conservative Portfolio
Lifestyle II Growth Portfolio
Lifestyle II Moderate Portfolio
Asia Pacific Total Return Bond Fund	John Hancock Asset Management a division of Manulife Asset Management (US) LLC [1,3]
Fundamental Global Franchise Fund
Short-Term Government Income Fund
Strategic Equity Allocation Fund
Global Bond Fund	Pacific Investment Management Company LLC
Real Return Bond Fund
Total Return Fund
All Cap Core Fund	QS Investors, LLC
Blue Chip Growth Fund	T. Rowe Price Associates, Inc.
Capital Appreciation Value Fund
Equity-Income Fund
Health Sciences Fund
Mid Value Fund
Real Estate Equity Fund
Small Company Value Fund
Spectrum Income Fund
International Value Fund	Templeton Investment Counsel, LLC
Alpha Opportunities Fund	Wellington Management Company, LLP
Investment Quality Bond Fund
Mid Cap Stock Fund
Small Cap Growth Fund
Core Bond Fund	Wells Capital Management, Incorporated
U.S. High Yield Bond Fund
High Yield Fund	Western Asset Management Company

1	An affiliate of the Advisor.
2	Manulife Asset Management (North America) Limited is doing business as John Hancock Asset Management.
3	Manulife Asset Management (US), LLC is doing business as John Hancock Asset Management.

The funds are not responsible for payment of the subadvisory fees.

296

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

Expense reimbursements  The Advisor voluntarily agrees to waive a portion of its management fee if certain expenses of the respective funds exceed the percentage of average net assets as detailed below. Expenses excluded from this waiver are taxes, fund brokerage commissions, interest, litigation and indemnification expenses, and extraordinary expenses not incurred in the ordinary course of the funds’ business, advisory fees, class specific expenses, and fees under any agreements or plans of the funds dealing with services for shareholders and others with beneficial interests in shares of the funds. This expense reduction will continue in effect until terminated by the Advisor.

Fund	Expense limitation as a percentage of average net assets
Active Bond Fund	0.15%
All Cap Core Fund	0.20%
Alpha Opportunities Fund	0.20%
Blue Chip Growth Fund	0.20%
Capital Appreciation Fund	0.20%
Capital Appreciation Value Fund	0.20%
Core Bond Fund	0.15%
Equity-Income Fund	0.20%
Fundamental Global Franchise Fund	0.25%
Global Bond Fund	0.15%
Global Real Estate Fund	0.25%
Health Sciences Fund	0.20%
High Yield Fund	0.15%
International Growth Opportunities Fund	0.25%
International Growth Stock Fund	0.25%
International Small Cap Fund	0.25%
International Value Fund	0.25%
Investment Quality Bond Fund	0.15%
Mid Cap Stock Fund	0.20%
Mid Value Fund	0.20%
Real Estate Equity Fund	0.20%
Real Estate Securities Fund	0.20%
Real Return Bond Fund	0.15%
Science & Technology Fund	0.20%
Short Term Government Income Fund	0.15%
Small Cap Growth Fund	0.20%
Small Cap Opportunities Fund	0.20%
Small Company Growth Fund	0.20%
Small Company Value Fund	0.20%
Spectrum Income Fund	0.15%
Strategic Equity Allocation Fund	0.20%
Total Return Fund	0.15%
U.S. High Yield Bond Fund	0.15%
Value Fund	0.20%

The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolio. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the six months ended February 28, 2015, this waiver amounted to 0.01% of the fund’s average net assets. This arrangement may be amended or terminated at any time by the Advisor upon notice to the fund and with the approval of the Board of Trustees.

The Advisor has contractually agreed to reimburse Asia Pacific Total Return Bond Fund for certain fund expenses excluding certain expenses such as advisory fees, taxes, transfer agent fees, Rule 12b-1 fees, brokerage commissions, interest, blue sky fees, printing and postage, litigation and indemnification expenses and other extraordinary expenses, short term dividend expense and acquired fund fees and expenses that exceed 0.15% of the fund’s average net assets. The expense limitation shall continue in effect until December 31, 2015, unless renewed by mutual agreement of the fund and the Advisor.

The Advisor contractually agreed to waive its advisory fee on International Value Fund and Small Cap Opportunities Fund so that the amount retained by the Advisor after payment of the subadvisory fees for each fund does not exceed 0.45% of the fund’s average net assets. The expense reimbursement shall continue in effect until December 31, 2015 and may terminate any time thereafter.

The Advisor contractually agrees to reduce its management fee on Total Return Fund by 0.025% on aggregate net assets of the fund and another fund that equal or exceed $3 billion. This expense limitation agreement expires on December 31, 2017, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

For Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio, the Advisor has contractually agreed to waive all or a portion of its management fee and/or reimburse or pay operation expenses of each fund in an amount equal to the amount by which the expenses of the fund exceed 0.10% of the average net assets, excluding taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the funds’ business, acquired fund fees and expenses paid indirectly, short dividend expense, management fees, Rule 12b-1 fees, transfer agent and service fees, blue sky fees, and printing and postage. This expense limitation shall continue in effect until December 31, 2015, unless renewed by mutual agreement of the funds and the Advisor.

In addition, for Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio, the Advisor has contractually agreed to reduce its management fee or, if necessary, make payment to Class R6 shares of the funds in an amount equal to the amount by which the expenses of the share class exceed 0.10% of the average annual net assets, excluding fund level expenses such as advisory fees, acquired fund fees, taxes, brokerage commissions, interest expense, litigation and indemnification expenses and other extraordinary expense not incurred in the ordinary course of business and short dividend expense. This expense limitation shall continue in effect until December 31, 2015, unless renewed by mutual agreement of the funds and the Advisor.

The Advisor voluntarily agreed to waive its advisory fee on Strategic Equity Allocation Fund so that the amount retained by the Advisor after payment of the subadvisory fees for the fund does not exceed 0.45% of the fund’s average net assets. This voluntary expense reimbursement may be terminated at any time by the Advisor on notice to the fund.

The Advisor voluntarily agreed to waive a portion of its advisory fees for the funds subadvised by T. Rowe Price Associates, Inc. which include Blue Chip Growth Fund, Capital Appreciation Value Fund, Equity-Income Fund, Health Sciences Fund, Mid Value Fund, Real Estate Equity Fund, Science & Technology Fund, Small Company Value Fund and Spectrum Income Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by T. Rowe Price Associates, Inc. This voluntary expense reimbursement may terminate at any time.

297

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The Advisor voluntarily agreed to waive a portion of its advisory fees for the funds subadvised by Deutsche Investment Management Americas, Inc. which include Global Real Estate Fund and Real Estate Securities Fund. This voluntary waiver is the amount that the subadvisory fee is reduced by Deutsche Investment Management Americas, Inc. This voluntary expense reimbursement may terminate at any time.

The Advisor voluntarily agreed to reduce its advisory fees that would be payable by Alpha Opportunities Fund (after giving effect to asset-based break-points) 0.03%, of the fund’s average daily net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.

The Advisor voluntarily agreed to reduce its advisory fees that would be payable by Total Return Fund (after giving effect to asset-based break-points) by 0.02%, of the fund’s average daily net assets. The Advisor may terminate this voluntary waiver at any time upon notice to the fund.

The Advisor has voluntarily agreed to waive its advisory fee for Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio so that the aggregate advisory fee retained by the Advisor with respect to both the funds and their underlying investments (after payment of subadvisory fees) does not exceed 0.50% of the funds’ first $7.5 billion of average net assets and 0.49% of the funds’ average net assets in excess of $7.5 billion. This voluntary waiver may be terminated at any time by the Advisor on notice to the Trust.

For the six months ended February 28, 2015, the waivers under these agreements amounted to:

Fund	Class A	Class I	Class R6	Class 1	Class NAV	Total
Active Bond Fund	—	—	—	$5,177	$60,574	$65,751
All Cap Core Fund	—	—	—	—	28,211	28,211
Alpha Opportunities Fund	—	—	—	—	343,727	343,727
Asia Pacific Total Return Bond Fund	—	—	—	—	16,133	16,133
Blue Chip Growth Fund	—	—	—	167,099	336,949	504,048
Capital Appreciation Fund	—	—	—	21,381	64,327	85,708
Capital Appreciation Value Fund	—	—	—	—	418,502	418,502
Core Bond Fund	—	—	—	4,079	19,885	23,964
Equity-Income Fund	—	—	—	67,554	328,678	396,232
Fundamental Global Franchise Fund	$5	$25	—	—	16,791	16,821
Global Bond Fund	—	—	—	2,377	19,239	21,616
Global Real Estate Fund	—	—	—	—	12,143	12,143
Health Sciences Fund	—	—	—	—	146,718	146,718
High Yield Fund	—	—	—	16,848	10,971	27,819
International Growth Opportunties Fund	—	—	—	—	30,519	30,519
International Growth Stock Fund	—	—	—	—	24,411	24,411
International Small Cap Fund	—	—	—	3,735	20,764	24,499
International Value Fund	—	—	—	8,963	61,131	70,094
Investment Quality Bond Fund	—	—	—	2,364	17,211	19,575
Lifestyle II Aggressive Portfolio	—	—	$545	31,363	—	31,908
Lifestyle II Balanced Portfolio	—	—	150	26,719	—	26,869
Lifestyle II Conservative Portfolio	—	—	643	32,998	—	33,641
Lifestyle II Growth Portfolio	—	—	170	28,193	—	28,363
Lifestyle II Moderate Portfolio	—	—	777	32,079	—	32,856
Mid Cap Stock Fund	—	—	—	12,959	47,893	60,852
Mid Value Fund	—	—	—	—	300,170	300,170
Real Estate Equity Fund	—	—	—	—	58,794	58,794
Real Estate Securities Fund	—	—	—	22,231	—	22,231
Real Return Bond Fund	—	—	—	3,595	16,399	19,994
Science & Technology Fund	—	—	—	—	211,895	211,895
Short Term Government Income Fund	—	—	—	—	8,578	8,578
Small Cap Growth Fund	—	—	—	—	8,726	8,726
Small Cap Opportunities Fund	—	—	—	28,068	65,373	93,441
Small Company Growth Fund	—	—	—	—	7,416	7,416
Small Company Value Fund	—	—	—	30,963	77,370	108,333
Spectrum Income Fund	—	—	—	—	150,734	150,734
Strategic Equity Allocation Fund	—	—	—	—	4,017,717	4,017,717
Total Return Fund	—	—	—	42,135	261,952	304,087
U.S. High Yield Bond Fund	—	—	—	3,351	11,786	15,137
Value Fund	—	—	—	—	15,008	15,008

Expense recapture.  Prior to October 1, 2014, the Advisor was allowed to recapture operating expenses reimbursed or fees waived under previous expense limitation or waiver arrangements for a period of three years following the month in which the reimbursements or waivers occurred to the extent that the fund was below its expense limitation during this period. For Asia Pacific Total Return Bond Fund, the amount recovered during the six months ended February 28, 2015 was $5,252, which was recovered by Class NAV shares.

Effective October 1, 2014, the expense recapture program was terminated.

298

FEES AND TRANSACTIONS WITH AFFILIATES, CONTINUED

The net investment management fees incurred for six months ended February 28, 2015, including the impact of waivers, reimbursements and amounts recaptured, were equivalent to an annual effective rate of the funds’ average daily net assets as follows:

Fund	Annual Effective Rate
Active Bond Fund	0.59%
All Cap Core Fund	0.76%
Alpha Opportunities Fund	0.93%
Asia Pacific Total Return Bond Fund	0.71%
Blue Chip Growth Fund	0.74%
Capital Appreciation Fund	0.69%
Capital Appreciation Value Fund	0.77%
Core Bond Fund	0.59%
Equity-Income Fund	0.74%
Fundamental Global Franchise Fund	0.79%
Global Bond Fund	0.69%
Global Real Estate Fund	0.89%
Health Sciences Fund	0.90%
High Yield Fund	0.67%
International Growth Opportunties Fund	0.81%
International Growth Stock Fund	0.79%
International Small Cap Fund	0.95%
International Value Fund	0.79%
Investment Quality Bond Fund	0.57%
Lifestyle II Aggressive Portfolio	0.00%
Lifestyle II Balanced Portfolio	0.00%
Lifestyle II Conservative Portfolio	0.00%
Lifestyle II Growth Portfolio	0.00%
Lifestyle II Moderate Portfolio	0.00%
Mid Cap Stock Fund	0.82%
Mid Value Fund	0.94%
Real Estate Equity Fund	0.83%
Real Estate Securities Fund	0.69%
Real Return Bond Fund	0.69%
Science & Technology Fund	0.97%
Short Term Government Income Fund	0.55%
Small Cap Growth Fund	1.03%
Small Cap Opportunities Fund	0.88%
Small Company Growth Fund	0.99%
Small Company Value Fund	0.97%
Spectrum Income Fund	0.70%
Strategic Equity Allocation Fund	0.49%
Total Return Fund	0.65%
U.S. High Yield Bond Fund	0.73%
Value Fund	0.68%

Accounting and legal services.  Pursuant to a service agreement, the funds reimburse the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to each fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the six months ended February 28, 2015 amounted to an annual rate of 0.01% of the fund’s average daily net assets.

Distribution and service plans.  The funds have a distribution agreement with the Distributor. The funds have adopted distribution and service plans with respect to Class A and Class I shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The funds may pay the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares.

Class	Rule 12b-1 Fee
Class A	0.30%
Class 1	0.05%

Sales charges.  Class A shares of Fundamental Global Franchise Fund are assessed up-front sales charges, which resulted in payments to the Distributor. For the six months ended February 28, 2015 no sales charges were assessed.

Class A shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. During the six months ended February 28, 2015, there were no CDSCs received by the Distributor for Class A shares.

Transfer agent fees.  Fundamental Global Franchise Fund, Lifestyle II Aggressive Portfolio, Lifestyle II Balanced Portfolio, Lifestyle II Conservative Portfolio, Lifestyle II Growth Portfolio and Lifestyle II Moderate Portfolio have a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the funds and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to five categories of share classes: Retail Share and Institutional Share Classes of Non-Municipal Bond Funds, Class R6 Shares, Retirement Share Classes and Municipal Bond Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses.  Class level expenses for the six months ended February 28, 2015 were:

Fund	Class	Distribution and Service Fees	Transfer Agent Fees	Printing and Postage
Fundamental Global Franchise Fund	Class A	$191	$78	$40
	Class I	—	389	7
	Total	$191	$467	$47
Lifestyle II Aggressive Portfolio	Class R6	—	$17	$71
	Total	—	$17	$71
Lifestyle II Balanced Portfolio	Class R6	—	$8	$71
	Total	—	$8	$71
Lifestyle II Conservative Portfolio	Class R6	—	$8	$71
	Total	—	$8	$71
Lifestyle II Growth Portfolio	Class R6	—	$9	$71
	Total	—	$9	$71
Lifestyle II Moderate Portfolio	Class R6	—	$14	$71
	Total	—	$14	$71

299

FUND SHARE TRANSACTIONS, CONTINUED

Effective January 1, 2015, state registration fees and printing and postage are treated as fund level expenses and are not included in the table above. For the period January 1, 2015 to February 28, 2015, state registration fees and printing and postage were as follows:

Fund	State registration fees	Printing and postage
Fundamental Global Franchise Fund	—	$22
Lifestyle II Aggressive Portfolio	$224	34
Lifestyle II Balanced Portfolio	224	34
Lifestyle II Conservative Portfolio	224	34
Lifestyle II Growth Portfolio	224	34
Lifestyle II Moderate Portfolio	224	34

Trustee expenses.  The Trust compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock funds complex.

Interfund lending program.  Pursuant to an Exemptive Order issued by the SEC, the funds, along with certain other funds advised by the Advisor, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. Any open loans at period end are presented under the caption Payable for interfund lending in the Statements of assets and liabilities. The funds’ activity in this program during the period for which loans were outstanding was as follows:

Fund	Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income
Strategic Equity Allocation Fund	Lender	$181,139,262	1	0.46%	$2,314

6.  FUND SHARE TRANSACTIONS Transactions in fund shares for the six months ended February 28, 2015 and for the year ended August 31, 2014 were as follows:

Active Bond Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	7,619,455	$78,741,172	3,395,725	$34,874,606
Distributions reinvested	334,283	3,412,626	327,995	3,328,533
Repurchased	(231,574)	(2,382,346)	(1,093,596)	(11,117,264)
Net increase	7,722,164	$79,771,452	2,630,124	$27,085,875
Class NAV shares
Sold	8,222,883	$85,044,467	3,604,111	$36,658,696
Distributions reinvested	4,177,879	42,644,253	7,049,787	71,385,415
Repurchased	(6,005,117)	(61,960,266)	(27,452,875)	(280,251,470)
Net increase (decrease)	6,395,645	$65,728,454	(16,798,977)	($172,207,359)
Total net increase (decrease)	14,117,809	$145,499,906	(14,168,853)	($145,121,484)

All Cap Core Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	—	—	4,623,229	$63,866,308
Distributions reinvested	4,366,890	$58,472,663	576,396	7,493,145
Repurchased	(1,941,224)	(27,159,501)	—	—
Net increase	2,425,666	$31,313,162	5,199,625	$71,359,453

Alpha Opportunities Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,282,633	$16,402,425	16,294,767	$219,858,112
Distributions reinvested	18,274,973	222,771,923	15,909,194	199,819,482
Repurchased	(9,182,666)	(116,814,994)	(4,991,954)	(66,034,048)
Net increase	10,374,940	$122,359,354	27,212,007	$353,643,546

Asia Pacific Total Return Bond Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	—	—	581,167	$5,509,153
Distributions reinvested	1,245,663	$11,460,097	1,707,868	15,575,759
Net increase	1,245,663	$11,460,097	2,289,035	$21,084,912

Blue Chip Growth Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	814,512	$28,208,336	2,119,288	$70,408,415
Distributions reinvested	2,699,893	89,609,449	558,892	18,717,294
Repurchased	(996,443)	(34,663,395)	(2,215,761)	(73,820,499)
Net increase	2,517,962	$83,154,390	462,419	$15,305,210
Class NAV shares
Sold	139,960	$4,770,155	3,932,489	$128,524,116
Distributions reinvested	5,391,773	178,952,929	1,135,871	38,017,618
Repurchased	(5,942,773)	(209,035,806)	(7,529,017)	(248,821,905)
Net decrease	(411,040)	($25,312,722)	(2,460,657)	($82,280,171)
Total net increase (decrease)	2,106,922	$57,841,668	(1,998,238)	($66,974,961)

300

FUND SHARE TRANSACTIONS, CONTINUED

Capital Appreciation Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	389,775	$6,884,953	1,122,344	$19,145,093
Distributions reinvested	2,519,171	43,556,466	1,867,786	31,416,166
Repurchased	(2,072,892)	(37,182,697)	(4,511,567)	(76,529,939)
Net increase (decrease)	836,054	$13,258,722	(1,521,437)	($25,968,680)
Class NAV shares
Sold	824,331	$14,540,742	13,597,167	$225,636,981
Distributions reinvested	7,605,393	131,725,410	5,065,995	85,260,692
Repurchased	(9,287,835)	(166,506,095)	(14,701,959)	(252,307,904)
Net increase (decrease)	(858,111)	($20,239,943)	3,961,203	$58,589,769
Total net increase (decrease)	(22,057)	($6,981,221)	2,439,766	$32,621,089

Capital Appreciation Value Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	10,568,518	$130,686,902	3,581,972	$44,346,292
Distributions reinvested	21,404,219	250,001,280	20,333,532	236,682,318
Repurchased	(4,822,732)	(61,987,884)	(10,072,663)	(128,698,381)
Net increase	27,150,005	$318,700,298	13,842,841	$152,330,229

Core Bond Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	3,199,550	$41,950,433	1,186,484	$15,273,647
Distributions reinvested	84,924	1,099,315	151,145	1,918,994
Repurchased	(142,599)	(1,861,818)	(842,779)	(10,759,861)
Net increase	3,141,875	$41,187,930	494,850	$6,432,780
Class NAV shares
Sold	13,767,007	$179,651,366	772,067	$9,807,325
Distributions reinvested	412,245	5,329,608	836,805	10,604,542
Repurchased	(351,340)	(4,624,326)	(6,123,706)	(78,982,134)
Net increase (decrease)	13,827,912	$180,356,648	(4,514,834)	($58,570,267)
Total net increase (decrease)	16,969,787	$221,544,578	(4,019,984)	($52,137,487)

Equity-Income Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	120,572	$2,461,770	903,383	$18,171,230
Distributions reinvested	1,218,390	24,855,160	524,216	10,437,142
Repurchased	(1,487,063)	(30,741,923)	(2,165,467)	(43,762,990)
Net decrease	(148,101)	($3,424,993)	(737,868)	($15,154,618)
Class NAV shares
Sold	1,464,678	$30,882,348	16,999,858	$349,985,836
Distributions reinvested	6,073,452	123,776,953	2,012,419	40,047,132
Repurchased	(876,527)	(18,302,028)	(3,181,029)	(63,968,283)
Net increase	6,661,603	$136,357,273	15,831,248	$326,064,685
Total net increase	6,513,502	$132,932,280	15,093,380	$310,910,067

Fundamental Global Franchise Fund[1]	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class I shares
Sold	—	—	21,588	$275,641
Distributions reinvested	2,641	$32,930	1,139	14,570
Repurchased	(2,361)	(28,918)	—	—
Net increase	280	$4,012	22,727	$290,211
Class NAV shares
Sold	1,407,084	$18,468,778	2,297,305	$29,633,534
Distributions reinvested	2,165,169	26,999,657	1,777,668	22,736,377
Repurchased	(1,761,061)	(22,483,697)	(3,509,157)	(45,792,183)
Net increase	1,811,192	$22,984,738	565,816	$6,577,728
Total net increase	1,811,472	$22,988,750	588,543	$6,867,939

1 There were no fund shares transactions for Class A shares for the period ended 2-28-15 and year ended 8-31-14.

Global Bond Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	205,273	$2,519,647	455,777	$5,614,647
Repurchased	(575,594)	(7,047,345)	(1,260,253)	(15,363,838)
Net decrease	(370,321)	($4,527,698)	(804,476)	($9,749,191)
Class NAV shares
Sold	1,452,974	$17,753,755	2,392,553	$29,060,174
Repurchased	(1,474,840)	(18,136,088)	(2,830,175)	(34,445,532)
Net decrease	(21,866)	($382,333)	(437,622)	($5,385,358)
Total net decrease	(392,187)	($4,910,031)	(1,242,098)	($15,134,549)

301

FUND SHARE TRANSACTIONS, CONTINUED

Global Real Estate Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,274,760	$11,616,698	3,151,071	$26,968,809
Distributions reinvested	862,517	8,099,034	1,508,575	12,325,059
Repurchased	(5,875,027)	(55,918,445)	(4,661,110)	(41,660,478)
Net decrease	(3,737,750)	($36,202,713)	(1,464)	($2,366,610)

Health Sciences Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,518	$71,952	45,816	$830,439
Distributions reinvested	8,744,316	141,133,260	5,910,154	99,704,308
Repurchased	(14,237,682)	(275,490,062)	(6,019,962)	(113,088,124)
Net decrease	(5,489,848)	($134,284,850)	(63,992)	($12,553,377)

High Yield Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	857,283	$7,752,037	5,761,771	$54,980,698
Distributions reinvested	2,156,458	19,324,146	3,365,142	31,839,936
Repurchased	(7,006,571)	(62,624,313)	(5,586,323)	(53,080,753)
Net increase (decrease)	(3,992,830)	($35,548,130)	3,540,590	$33,739,881
Class NAV shares
Sold	593,765	$5,225,526	3,296,998	$31,106,793
Distributions reinvested	1,516,350	13,507,625	4,424,680	41,433,939
Repurchased	(20,319,936)	(186,503,449)	(30,893,730)	(294,942,748)
Net decrease	(18,209,821)	($167,770,298)	(23,172,052)	($222,402,016)
Total net decrease	(22,202,651)	($203,318,428)	(19,631,462)	($188,662,135)

International Growth Opportunities Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	2,625,791	$35,477,234	9,846,045	$136,663,945
Distributions reinvested	2,820,471	36,073,830	1,087,406	15,017,079
Repurchased	(1,152,470)	(15,523,718)	(1,560,720)	(22,118,286)
Net increase	4,293,792	$56,027,346	9,372,731	$129,562,738

International Growth Stock Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	686,135	$9,183,885	1,310,034	$17,380,492
Distributions reinvested	2,380,353	30,873,174	834,691	11,051,305
Repurchased	(558,452)	(7,700,786)	(5,699,047)	(77,776,709)
Net increase (decrease)	2,508,036	$32,356,273	(3,554,322)	($49,344,912)

International Small Cap Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	65,106	$1,175,008	420,134	$7,921,207
Distributions reinvested	30,520	540,204	92,350	1,699,241
Repurchased	(816,553)	(14,727,014)	(1,044,074)	(19,731,262)
Net decrease	(720,927)	($13,011,802)	(531,590)	($10,110,814)
Class NAV shares
Sold	2,302,215	$41,972,892	1,145,898	$21,824,136
Distributions reinvested	189,423	3,350,891	460,102	8,465,869
Repurchased	(166,028)	(2,944,660)	(2,118,385)	(40,272,995)
Net increase (decrease)	2,325,610	$42,379,123	(512,385)	($9,982,990)
Total net increase (decrease)	1,604,683	$29,367,321	(1,043,975)	($20,093,804)

International Value Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	185,497	$2,936,203	1,056,025	$18,460,591
Distributions reinvested	408,405	6,220,011	241,933	4,197,533
Repurchased	(1,492,800)	(23,716,564)	(1,731,983)	(30,354,776)
Net decrease	(898,898)	($14,560,350)	(434,025)	($7,696,652)
Class NAV shares
Sold	10,914,172	$172,946,092	10,866,442	$188,718,890
Distributions reinvested	2,927,945	44,475,478	1,540,092	26,643,592
Repurchased	(1,402,610)	(24,559,906)	(6,279,575)	(112,233,377)
Net increase	12,439,507	$192,861,664	6,126,959	$103,129,105
Total net increase	11,540,609	$178,301,314	5,692,934	$95,432,453

302

FUND SHARE TRANSACTIONS, CONTINUED

Investment Quality Bond Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	1,253,957	$15,646,906	489,432	$6,079,185
Distributions reinvested	102,339	1,263,769	174,753	2,145,786
Repurchased	(349,867)	(4,378,556)	(1,379,585)	(17,028,046)
Net increase (decrease)	1,006,429	$12,532,119	(715,400)	($8,803,075)
Class NAV shares
Sold	9,546,944	$119,223,453	1,091,465	$13,513,901
Distributions reinvested	749,789	9,243,192	1,156,885	14,187,299
Repurchased	(170,444)	(2,126,036)	(3,294,852)	(40,859,032)
Net increase (decrease)	10,126,289	$126,340,609	(1,046,502)	($13,157,832)
Total net increase (decrease)	11,132,718	$138,872,728	(1,761,902)	($21,960,907)

Lifestyle II Aggressive Portfolio	Six months ended 2/28/15		Year ended 8/31/14[1]
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	25,934	$279,261	10,000	$100,000
Distributions reinvested	384	4,117	—	—
Repurchased	(2,453)	(26,674)	—	—
Net Increase	23,865	$256,704	10,000	$100,000
Class 1 shares
Sold	1,437,896	$15,329,708	442,369	$4,654,687
Distributions reinvested	21,773	233,627	—	—
Repurchased	(50,907)	(534,438)	(2,071)	(22,052)
Net increase	1,408,762	$15,028,897	440,298	$4,632,635
Total net increase	1,432,627	$15,285,601	450,298	$4,732,635

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

Lifestyle II Balanced Portfolio	Six months ended 2/28/15		Year ended 8/31/14[1]
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	79	$833	10,000	$100,000
Distributions reinvested	1	10	—	—
Repurchased	—	—	—	—
Net Increase	80	$843	10,000	$100,000
Class 1 shares
Sold	4,624,953	$48,285,761	825,807	$8,681,964
Distributions reinvested	47,563	501,439	151	1,590
Repurchased	(130,017)	(1,365,801)	(14)	(150)
Net increase	4,542,499	$47,421,399	825,944	$8,683,404
Total net increase	4,542,579	$47,422,242	835,944	$8,783,404

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

Lifestyle II Conservative Portfolio	Six months ended 2/28/15		Year ended 8/31/14[1]
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	—	—	10,000	$100,000
Net Increase	—	—	10,000	$100,000
Class 1 shares
Sold	881,098	$9,129,501	230,868	$2,400,940
Distributions reinvested	7,870	81,403	95	986
Repurchased	(78,050)	(807,888)	(16,003)	(167,719)
Net increase	810,918	$8,403,016	214,960	$2,234,207
Total net increase	810,918	$8,403,016	224,960	$2,334,207

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

Lifestyle II Growth Portfolio	Six months ended 2/28/15		Year ended 8/31/14[1]
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	1,751	$18,777	10,000	$100,000
Distributions reinvested	23	241	—	—
Repurchased	—	—	—	—
Net Increase	1,774	$19,018	10,000	$100,000
Class 1 shares
Sold	3,000,838	$31,639,701	982,428	$10,341,969
Distributions reinvested	40,343	430,864	—	—
Repurchased	(102,852)	(1,082,921)	(39,699)	(423,010)
Net increase	2,938,329	$30,987,644	942,729	$9,918,959
Total net increase	2,940,103	$31,006,662	952,729	$10,018,959

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

303

FUND SHARE TRANSACTIONS, CONTINUED

Lifestyle II Moderate Portfolio	Six months ended 2/28/15		Year ended 8/31/14[1]
	Shares	Amount	Shares	Amount
Class R6 shares
Sold	17,777	$185,960	10,000	$100,000
Distributions reinvested	176	1,831	—	—
Repurchased	(2,157)	(22,805)	—	—
Net Increase	15,796	$164,986	10,000	$100,000
Class 1 shares
Sold	1,487,271	$15,519,876	195,216	$2,036,071
Distributions reinvested	14,499	150,997	98	1,025
Repurchased	(36,482)	(382,170)	(2,732)	(28,347)
Net increase	1,465,288	$15,288,703	192,582	$2,008,749
Total net increase	1,481,084	$15,453,689	202,582	$2,108,749

1 Period from 12-30-13 (commencement of operations) to 8-31-14.

Mid Cap Stock Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	462,492	$9,774,507	695,434	$15,392,008
Distributions reinvested	2,292,352	45,732,424	1,961,357	41,365,017
Repurchased	(1,283,135)	(27,608,479)	(2,476,128)	(53,876,629)
Net increase	1,471,709	$27,898,452	180,663	$2,880,396
Class NAV shares
Sold	456,027	$9,682,335	3,425,308	$72,757,915
Distributions reinvested	8,507,665	170,748,835	6,785,239	143,847,071
Repurchased	(5,095,486)	(107,374,447)	(4,955,870)	(110,522,827)
Net increase	3,868,206	$73,056,723	5,254,677	$106,082,159
Total net increase	5,339,915	$100,955,175	5,435,340	$108,962,555

Mid Value Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	492,725	$8,462,907	8,504,462	$137,706,170
Distributions reinvested	8,027,267	128,677,086	2,287,420	37,101,950
Repurchased	(4,382,256)	(72,585,562)	(3,958,446)	(67,946,472)
Net increase	4,137,736	$64,554,431	6,833,436	$106,861,648

Real Estate Equity Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	844,117	$9,572,243	2,304,209	$22,911,589
Distributions reinvested	788,860	9,616,207	387,430	3,727,077
Repurchased	(4,521,035)	(54,854,123)	(2,924,772)	(31,240,925)
Net decrease	(2,888,058)	($35,665,673)	(233,133)	($4,602,259)

Real Estate Securities Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	3,808,585	$58,410,081	2,837,676	$39,355,334
Distributions reinvested	3,593,187	52,891,715	4,632,074	55,955,458
Repurchased	(1,916,696)	(27,965,950)	(6,684,856)	(90,919,071)
Net increase	5,485,076	$83,335,846	784,894	$4,391,721

Real Return Bond Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	489,066	$5,638,099	646,880	$7,617,660
Distributions reinvested	204,615	2,333,922	210,684	2,477,528
Repurchased	(993,642)	(11,399,338)	(2,883,527)	(33,516,234)
Net decrease	(299,961)	($3,427,317)	(2,025,963)	($23,421,046)
Class NAV shares
Sold	1,586,783	$18,104,843	3,354,825	$38,232,619
Distributions reinvested	970,622	10,932,801	911,741	10,601,690
Repurchased	(1,778,120)	(20,271,115)	(3,966,440)	(45,922,711)
Net increase	779,285	$8,766,529	300,126	$2,911,598
Total net increase (decrease)	479,324	$5,339,212	(1,725,837)	($20,509,448)

Science & Technology Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	63,566	$821,762	2,679,227	$34,334,248
Distributions reinvested	10,643,031	137,401,534	1,541,274	19,774,549
Repurchased	(5,108,420)	(69,798,720)	(11,426,651)	(150,572,176)
Net increase (decrease)	5,598,177	$68,424,576	(7,206,150)	($96,463,379)

304

FUND SHARE TRANSACTIONS, CONTINUED

Short Term Government Income Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	1,261,915	$12,280,306	2,233,561	$21,881,847
Distributions reinvested	263,584	2,556,612	318,538	3,112,504
Repurchased	(1,019,289)	(9,921,236)	(2,049,967)	(20,051,019)
Net increase	506,210	$4,915,682	502,132	$4,943,332

Small Cap Growth Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	192,035	$1,978,447	2,517,575	$26,357,483
Distributions reinvested	2,721,745	27,571,279	2,039,077	21,614,213
Repurchased	(2,046,956)	(21,757,483)	(3,479,781)	(38,072,257)
Net increase	866,824	$7,792,243	1,076,871	$9,899,439

Small Cap Opportunities Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	88,765	$2,426,777	333,655	$10,145,617
Distributions reinvested	394,471	10,437,711	235,217	7,082,387
Repurchased	(370,098)	(10,671,904)	(522,470)	(15,797,966)
Net increase	113,138	$2,192,584	46,402	$1,430,038
Class NAV shares
Sold	4,019,150	$120,609,432	563,277	$17,099,196
Distributions reinvested	973,246	25,596,377	371,263	11,126,753
Repurchased	(3,203,162)	(95,188,113)	(383,169)	(11,747,999)
Net increase	1,789,234	$51,017,696	551,371	$16,477,950
Total net increase	1,902,372	$53,210,280	597,773	$17,907,988

Small Company Growth Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	58,011	$1,167,283	866,721	$17,567,509
Distributions reinvested	1,096,377	21,478,032	419,290	8,436,114
Repurchased	(826,895)	(16,944,165)	(1,280,876)	(25,954,773)
Net increase	327,493	$5,701,150	5,135	$48,850

Small Company Value Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	18,564	$661,987	92,628	$3,414,138
Distributions reinvested	260,291	8,935,796	21,717	813,308
Repurchased	(372,387)	(13,080,090)	(748,264)	(27,499,412)
Net decrease	(93,532)	($3,482,307)	(633,919)	($23,271,966)
Class NAV shares
Sold	105,465	$3,662,484	1,487,554	$54,097,482
Distributions reinvested	660,886	22,668,395	55,024	2,058,980
Repurchased	(884,777)	(32,012,795)	(1,219,021)	(45,272,416)
Net increase (decrease)	(118,426)	($5,681,916)	323,557	$10,884,046
Total net decrease	(211,958)	($9,164,223)	(310,362)	($12,387,920)

Spectrum Income Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	3,422,156	$36,895,499	2,870,365	$31,555,610
Distributions reinvested	3,935,843	41,904,367	5,399,093	58,912,792
Repurchased	(6,727,491)	(73,470,265)	(17,283,814)	(193,102,071)
Net increase (decrease)	630,508	$5,329,601	(9,014,356)	($102,633,669)

Strategic Equity Allocation Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	32,708,953	$440,627,642	77,681,064	$1,014,613,230
Distributions reinvested	18,615,399	250,377,117	11,939,834	153,665,661
Repurchased	(28,034,792)	(383,315,693)	(37,763,056)	(499,472,520)
Net increase	23,289,560	$307,689,066	51,857,842	$668,806,371

Total Return Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	556,196	$7,729,785	916,273	$12,713,964
Distributions reinvested	636,260	8,710,855	799,484	10,983,512
Repurchased	(3,503,932)	(48,570,795)	(4,825,811)	(66,868,649)
Net decrease	(2,311,476)	($32,130,155)	(3,110,054)	($43,171,173)
Class NAV shares
Sold	3,169,234	$43,793,079	10,966,348	$151,268,258
Distributions reinvested	4,169,178	56,926,667	5,417,666	74,177,591
Repurchased	(35,932,927)	(496,009,046)	(23,108,624)	(318,983,775)
Net decrease	(28,594,515)	($395,289,300)	(6,724,610)	($93,537,926)
Total net decrease	(30,905,991)	($427,419,455)	(9,834,664)	($136,709,099)

305

FUND SHARE TRANSACTIONS, CONTINUED

U.S. High Yield Bond Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class 1 shares
Sold	553,005	$6,570,464	1,223,443	$15,316,020
Distributions reinvested	569,117	6,625,495	618,089	7,634,468
Repurchased	(940,530)	(11,332,348)	(1,656,180)	(20,696,337)
Net increase	181,592	$1,863,611	185,352	$2,254,151
Class NAV shares
Sold	381,011	$4,594,860	1,845,540	$23,050,830
Distributions reinvested	2,008,934	23,404,023	3,782,508	46,653,058
Repurchased	(8,684,380)	(106,110,968)	(22,945,996)	(288,926,235)
Net decrease	(6,294,435)	($78,112,085)	(17,317,948)	($219,222,347)
Total net decrease	(6,112,843)	($76,248,474)	(17,132,596)	($216,968,196)

Value Fund	Six months ended 2/28/15		Year ended 8/31/14
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	307,351	$3,770,604	4,848,855	$57,922,395
Distributions reinvested	2,499,559	30,294,650	1,945,730	22,667,758
Repurchased	(2,123,699)	(26,250,321)	(1,955,069)	(24,089,364)
Net increase	683,211	$7,814,933	4,839,516	$56,500,789

Affiliates of the Trust owned shares of beneficial interest of in the following funds on February 28, 2015.

Fund	Class	% of Class
Fundamental Global Franchise Fund	Class A	100%
Fundamental Global Franchise Fund	Class I	19%
Lifestyle II Aggressive Portfolio	Class 1	1%
Lifestyle II Aggressive Portfolio	Class R6	29%
Lifestyle II Balanced Portfolio	Class 1	0%*
Lifestyle II Balanced Portfolio	Class R6	99%
Lifestyle II Conservative Portfolio	Class 1	1%
Lifestyle II Conservative Portfolio	Class R6	100%
Lifestyle II Growth Portfolio	Class 1	0%*
Lifestyle II Growth Portfolio	Class R6	85%
Lifestyle II Moderate Portfolio	Class 1	1%
Lifestyle II Moderate Portfolio	Class R6	38%

*	Less than 0.5%

For funds with Class NAV, affiliates of the Trust owned 100% of the shares of beneficial interest of this class.

7.  PURCHASE AND SALE OF SECURITIES Purchases and sales of securities, other than short-term investments and U.S. Treasury obligation, are aggregated below for the six months ended February 28, 2015. In addition, purchases and sales of U.S. Treasury obligations are aggregated below for the six months ended February 28, 2015.

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS
Active Bond Fund	$332,597,813	$304,165,567	$298,270,884	$251,981,336
All Cap Core Fund	—	867,951,731	—	868,666,120
Alpha Opportunities Fund	—	907,410,692	—	1,003,175,469
Asia Pacific Total Return Bond Fund	—	94,013,773	—	80,117,370
Blue Chip Growth Fund	—	369,602,985	—	555,344,531
Capital Appreciation Fund	—	398,679,800	—	559,724,476
Capital Appreciation Value Fund	—	973,496,095	52,677,299	902,342,160
Core Bond Fund	841,484,430	523,216,973	756,304,772	393,409,318
Equity-Income Fund	—	211,863,876	—	98,336,279
Fundamental Global Franchise Fund	—	55,194,219	—	54,921,369
Global Bond Fund	40,719,644	172,223,452	30,994,498	164,471,839
Global Real Estate Fund	—	224,292,125	—	263,091,058
Health Sciences Fund	—	119,187,989	—	397,384,602
High Yield Fund	—	221,712,577	—	406,844,643
International Growth Opportunties Fund	—	108,468,271	—	85,882,598
International Growth Stock Fund	—	75,397,617	—	89,832,218
International Small Cap Fund	—	83,897,142	—	67,296,766
International Value Fund	—	414,606,275	—	307,017,737
Investment Quality Bond Fund	290,213,303	1,064,621,225	226,844,667	867,628,402
Lifestyle II Aggressive	—	16,653,156	—	1,152,269
Lifestyle II Balanced	—	50,007,032	—	2,213,492
Lifestyle II Conservative	—	9,511,050	—	1,108,974
Lifestyle II Growth	—	33,985,356	—	2,619,194
Lifestyle II Moderate	—	16,240,795	—	599,348
Mid Cap Stock Fund	—	640,009,863	—	787,380,488

306

PURCHASE AND SALE OF SECURITIES, CONTINUED

	PURCHASES		SALES AND MATURITIES
FUND	U.S. GOVERNMENT	OTHER ISSUERS	U.S. GOVERNMENT	OTHER ISSUERS
Mid Value Fund	—	$201,858,740	—	$310,479,639
Real Estate Equity Fund	—	16,461,169	—	60,869,749
Real Estate Securities Fund	—	536,340,193	—	492,631,446
Real Return Bond Fund	$110,478,048	38,839,782	$116,014,413	26,271,967
Science & Technology Fund	—	555,036,161	—	627,920,612
Short Term Government Income Fund	2,191,859	23,831,632	4,266,494	16,443,282
Small Cap Growth Fund	—	113,567,252	—	132,820,278
Small Cap Opportunities Fund	—	152,787,891	—	129,862,670
Small Company Growth Fund	—	28,499,383	—	46,437,597
Small Company Value Fund	—	50,697,901	—	92,514,491
Spectrum Income Fund	73,539,886	231,130,202	48,567,846	304,338,221
Strategic Equity Allocation Fund	—	1,144,368,280	—	939,913,658
Total Return Fund	665,731,069	117,860,222	252,238,819	757,005,459
U.S. High Yield Bond Fund	—	114,162,780	—	205,583,895
Value Fund	—	68,623,183	—	90,386,279

8.  INVESTMENT BY AFFILIATED FUNDS Certain investors in the funds are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the funds for the purpose of exercising management or control; however, this investment may represent a significant portion of each fund’s net assets. The following funds had an affiliate ownership of 5% or more of each fund’s net assets:

FUND
Active Bond Fund	90.1%
All Cap Core Fund	100.0%
Alpha Opportunities Fund	100.0%
Asia Pacific Total Return Bond Fund	100.0%
Blue Chip Growth Fund	65.3%
Capital Appreciation Fund	64.8%
Capital Appreciation Value Fund	99.8%
Core Bond Fund	81.6%
Equity-Income Fund	83.6%
Fundamental Global Franchise Fund	99.8%
Global Bond Fund	89.4%
Global Real Estate Fund	98.8%
Health Sciences Fund	100.0%
High Yield Fund	37.0%
International Growth Opportunities Fund	100.0%
International Growth Stock Fund	99.4%
International Small Cap Fund	86.0%
International Value Fund	76.9%
Investment Quality Bond Fund	88.0%
Mid Cap Stock Fund	78.2%
Mid Value Fund	100.0%
Real Estate Equity Fund	100.0%
Real Return Bond Fund	82.4%
Science & Technology Fund	100.0%
Short Term Government Income Fund	100.0%
Small Cap Growth Fund	100.0%
Small Cap Opportunities Fund	71.1%
Small Company Growth Fund	100.0%
Small Company Value Fund	72.1%
Spectrum Income Fund	100.0%
Strategic Equity Allocation Fund	100.0%
Total Return Fund	57.3%
U.S. High Yield Bond Fund	76.2%
Value Fund	100.0%

9.  INVESTMENT IN AFFILIATED UNDERLYING FUNDS The Lifestyle II Portfolios invest primarily in affiliated underlying funds that are managed by the Advisor and its affiliates. The portfolios do not invest in the affiliated underlying funds for the purpose of exercising management or control; however, the portfolios’ investment may represent a significant portion of each underlying fund’s net assets. For the six months ended February 28, 2015, none of the Lifestyle II Portfolios held 5% or more of any underlying funds’ net assets.

Information regarding the funds’ fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the funds from their investments in affiliated underlying funds is as follows:

					DIVIDENDS AND DISTRIBUTIONS
Security	BEGINNING SHARE AMOUNT	SHARES PURCHASED	SHARES SOLD	ENDING SHARE AMOUNT	INCOME DISTRIBUTIONS RECEIVED	CAPITAL GAINS DISTRIBUTIONS RECEIVED	REALIZED GAIN (LOSS)	ENDING VALUE
Lifestyle II Aggressive Portfolio
Strategic Equity Allocation Fund	232,720	804,365	(35,324)	1,001,761	$171,358	252,667	($9,691)	$13,814,289
Lifestyle II Balanced Portfolio
Strategic Equity Allocation Fund	258,273	1,519,777	(34,906)	1,743,144	$270,785	399,272	($15,784)	$24,037,961
Lifestyle II Conservative Portfolio
Strategic Equity Allocation Fund	22,664	104,619	(10,490)	116,793	$19,990	29,476	($2,426)	$1,610,573
Lifestyle II Growth Portfolio
Strategic Equity Allocation Fund	398,398	1,376,982	(86,392)	1,688,988	$272,198	401,355	($50,634)	$23,291,148
Lifestyle II Moderate Portfolio
Strategic Equity Allocation Fund	41,011	330,465	(15,057)	356,419	$68,890	101,711	($3,775)	$4,915,017

307

10.  DIRECT PLACEMENT SECURITIES The funds may hold private placement securities which are restricted as to resale and the funds have limited rights to registration under the Securities Act of 1933. The following table summarizes the direct placement securities held at February 28, 2015.

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount		Ending share amount		Value as a percentage of fund’s net assets	Value as of 2-28-15
Alpha Opportunities Fund	Apigee Corp., Series H	4/17/2014	$817,436	280,906		280,906		0.1%	$1,101,152
Alpha Opportunities Fund	Cloudera, Inc., Series F	2/5/2014	$421,963	28,981		28,981		0.1%	$896,093
Alpha Opportunities Fund	ConforMIS, Inc.	8/12/2014	$471,688	58,961		58,961		0.0%*	$471,688
Alpha Opportunities Fund	DocuSign, Inc., Series B	2/28/2014	$21,498	1,637		1,637		0.0%*	$24,817
Alpha Opportunities Fund	DocuSign, Inc., Series B1	3/3/2014	$6,448	491		491		0.0%*	$7,444
Alpha Opportunities Fund	DocuSign, Inc., Series D	3/3/2014	$15,457	1,177		1,177		0.0%*	$17,843
Alpha Opportunities Fund	DocuSign, Inc., Series E	2/28/2014	$399,606	30,429		30,429		0.0%*	$461,304
Alpha Opportunities Fund	DraftKings, Inc.	12/4/2014	$320,646	—		178,010		0.0%*	$320,646
	Bought: 178,010 shares
Alpha Opportunities Fund	Dropbox, Inc., Series C	1/28/2014	$392,243	20,535		20,535		0.0%*	$401,254
Alpha Opportunities Fund	Essence Group Holdings Corp.	5/1/2014	$604,000	381,964		381,964		0.0%*	$752,469
Alpha Opportunities Fund	Forward Venture	11/20/2014	$1,013,632	—		32,560		0.1%	$921,484
	Bought: 32,560 shares
Alpha Opportunities Fund	Lithium Technology Corp.	8/18/2014	$900,574	184,771		184,771		0.1%	$960,809
Alpha Opportunities Fund	Lookout, Inc., Series F	7/31/2014	$583,926	51,118		51,118		0.0%*	$583,926
Alpha Opportunities Fund	Nutanix, Inc.	8/25/2014	$938,478	70,054		70,054		0.1%	$1,096,345
Alpha Opportunities Fund	Pure Storage, Inc., Series F	4/16/2014	$1,877,028	119,359		119,359		0.1%	$2,116,235
Alpha Opportunities Fund	Redfin Corp.	12/15/2014	$588,010	—		178,309		0.0%*	$588,010
	Bought: 178,309 shares
Alpha Opportunities Fund	The Honest Company, Inc. (Common)	8/20/2014	$225,387	8,330		8,330		0.0%*	$221,745
Alpha Opportunities Fund	The Honest Company, Inc. (Preferred)	8/20/2014	$525,913	19,437		19,437		0.0%*	$517,413
Alpha Opportunities Fund	Uber Technologies, Inc.	6/5/2014	$4,229,225	277,136	**	277,136	**	0.5%	$9,233,479
Alpha Opportunities Fund	Veracode, Inc.	8/26/2014	$752,670	40,760		40,760		0.1%	$1,152,693
Alpha Opportunities Fund	WeWork Companies, Inc., Class A	12/8/2014	$98,925	—		5,941		0.0%*	$98,925
	Bought: 5,941 shares
Alpha Opportunities Fund	WeWork Companies, Inc., Series D1	12/8/2014	$491,659	—		29,527		0.0%*	$491,659
	Bought: 29,527 shares
Alpha Opportunities Fund	WeWork Companies, Inc., Series D2	12/8/2014	$386,307	—		23,200		0.0%*	$386,307
	Bought: 23,200 shares
Alpha Opportunities Fund	Zuora, Inc., Series F	1/15/2015	$901,053	—		237,163		0.1%	$901,053
	Bought: 237,163 shares
									$23,724,793

Health Sciences Fund	Doximity, Inc.	4/10/2014	$307,268	63,738		63,738		0.1%	$307,268
Health Sciences Fund	Seres Health, Inc.	11/24/2014	$223,669	—		18,389		0.1%	$264,802
	Bought: 18,389 shares
									$572,070
Mid Cap Stock Fund	Apigee Corp., Series H	4/17/2014	$5,464,398	1,877,800		1,877,800		0.4%	$7,360,976
Mid Cap Stock Fund	ConforMIS, Inc.	8/12/2014	$2,977,848	372,231		372,231		0.2%	$2,977,848
Mid Cap Stock Fund	DocuSign, Inc., Series B	3/7/2014	$143,642	10,938		10,938		0.0%*	$165,820
Mid Cap Stock Fund	DocuSign, Inc., Series B1	3/3/2014	$43,022	3,276		3,276		0.0%*	$49,664
Mid Cap Stock Fund	DocuSign, Inc., Series D	3/3/2014	$103,221	7,860		7,860		0.0%*	$119,158
Mid Cap Stock Fund	DocuSign, Inc., Series E	3/3/2014	$2,669,489	203,275		203,275		0.2%	$3,081,649
Mid Cap Stock Fund	DraftKings, Inc.	12/4/2014	$1,906,210	—		1,058,252		0.1%	$1,906,210
	Bought: 1,058,252 shares
Mid Cap Stock Fund	Essence Group Holdings Corp.	5/1/2014	$4,074,999	2,576,993		2,576,993		0.3%	$5,076,676
Mid Cap Stock Fund	Forward Venture	11/20/2014	$6,148,632	—		197,507		0.3%	$5,589,665
	Bought: 197,507 shares
Mid Cap Stock Fund	Lithium Technology Corp.	8/18/2014	$5,662,360	1,161,748		1,161,748		0.4%	$6,041,090
Mid Cap Stock Fund	Lookout, Inc., Series F	7/31/2014	$3,902,691	341,649		341,649		0.2%	$3,902,691
Mid Cap Stock Fund	Nutanix, Inc.	8/25/2014	$3,669,904	273,945		273,945		0.3%	$4,287,239
Mid Cap Stock Fund	One Kings Lane, Inc.	1/28/2014	$8,167,372	529,764		529,764		0.5%	$7,665,685
Mid Cap Stock Fund	Pure Storage, Inc., Series F	4/16/2014	$5,802,071	368,950		368,950		0.4%	$6,541,484
Mid Cap Stock Fund	Redfin Corp.	12/15/2014	$3,543,553	—		1,074,553		0.2%	$3,543,553
	Bought: 1,074,553 shares
Mid Cap Stock Fund	The Honest Company, Inc. (Common)	8/20/2014	$1,421,591	52,540		52,540		0.1%	$1,398,615
Mid Cap Stock Fund	The Honest Company, Inc. (Preferred)	8/20/2014	$3,317,036	122,593		122,593		0.2%	$3,263,426
Mid Cap Stock Fund	Uber Technologies, Inc.	6/5/2014	$16,434,339	1,059,388	**	1,059,388	**	2.1%	$35,296,160
Mid Cap Stock Fund	Veracode, Inc.	8/26/2014	$4,702,489	254,658		254,658		0.4%	$7,201,728
Mid Cap Stock Fund	WeWork Companies, Inc., Class A	12/8/2014	$590,916	—		35,488		0.0%*	$590,916
	Bought: 35,488 shares

308

DIRECT PLACEMENT SECURITIES, CONTINUED

Fund	Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Ending share amount	Value as a percentage of fund’s net assets	Value as of 2-28-15
Mid Cap Stock Fund	WeWork Companies, Inc., Series D1	12/8/2014	$2,936,898	—	176,378	0.2%	$2,936,898
	Bought: 176,378 shares
Mid Cap Stock Fund	WeWork Companies, Inc., Series D2	12/8/2014	$2,307,551	—	138,582	0.1%	$2,307,551
	Bought: 138,582 shares
Mid Cap Stock Fund	Zuora, Inc., Series F	1/15/2015	$5,332,378	—	1,403,516	0.3%	$5,332,378
	Bought: 1,403,516 shares
							$116,637,080

Mid Value Fund	Bombardier, Inc.	2/20/2015	$1,585,075	—	899,763	0.2%	$1,646,794
	Bought: 899,763 shares
Science & Technology Fund	Atlassian, Inc.	4/9/2014	$95,344	5,959	5,959	0.0%*	$131,158
Science & Technology Fund	Atlassian, Inc., Class A	4/9/2014	$65,680	4,105	4,105	0.0%*	$90,351
Science & Technology Fund	Atlassian, Inc., Class A Ordinary	4/9/2014	$342,992	21,437	21,437	0.1%	$471,828
Science & Technology Fund	Atlassian, Inc., Series 1	4/9/2014	$167,360	10,460	10,460	0.0%*	$230,225
Science & Technology Fund	Atlassian, Inc., Series 2	4/9/2014	$448,096	28,006	28,006	0.1%	$616,412
Science & Technology Fund	Atlassian, Inc., Series A	4/9/2014	$331,376	20,711	20,711	0.0%*	$455,849
Science & Technology Fund	Cloudera, Inc., Series F	2/5/2014	$665,115	45,681	45,681	0.1%	$1,412,457
Science & Technology Fund	Flipkart Limited, Series G	12/17/2014	$778,200	—	6,498	0.1%	$778,200
	Bought: 6,498 shares
							$4,186,480

Small Cap Growth Fund	Apigee Corp., Series H	4/17/2014	$758,419	260,625	260,625	0.4%	$1,021,650
Small Cap Growth Fund	Cloudera, Inc., Series F	2/5/2014	$482,256	33,122	33,122	0.4%	$1,024,132
Small Cap Growth Fund	DocuSign, Inc., Series B	2/28/2014	$16,205	1,234	1,234	0.0%*	$18,707
Small Cap Growth Fund	DocuSign, Inc., Series B1	3/3/2014	$4,859	370	370	0.0%*	$5,609
Small Cap Growth Fund	DocuSign, Inc., Series D	3/3/2014	$11,648	887	887	0.0%*	$13,447
Small Cap Growth Fund	DocuSign, Inc., Series E	2/28/2014	$301,165	22,933	22,933	0.1%	$347,664
Small Cap Growth Fund	Nutanix, Inc.	8/25/2014	$530,100	39,570	39,570	0.3%	$619,271
Small Cap Growth Fund	Pure Storage, Inc., Series F	4/16/2014	$577,565	36,727	36,727	0.3%	$651,170
Small Cap Growth Fund	Telogis, Inc. (Common)	9/27/2013	$322,695	162,887	162,887	0.1%	$162,887
Small Cap Growth Fund	Telogis, Inc. (Preferred)	9/27/2013	$488,283	221,826	221,826	0.3%	$727,589
Small Cap Growth Fund	Veracode, Inc.	8/26/2014	$562,379	30,455	30,455	0.4%	$861,267
Small Cap Growth Fund	Zuora, Inc., Series F	1/15/2015	$733,242	—	192,994	0.3%	$733,242
	Bought: 192,994 shares
							$6,186,635

*	Less than 0.05%
**	Four-for-one stock split

11.  OTHER MATTERS The Trust has been named as a defendant in an adversary proceeding originally brought by the Official Committee of Unsecured Creditors of Tribune Company in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re TribuneCompany). The proceeding relates to a leveraged buy-out transaction by which Tribune Company converted to a privately-held company in 2007. The plaintiff seeks to recover payments of the proceeds from the leveraged buy-out made to the beneficial owners of shares of Tribune Company, and alleges these payments were intentionally fraudulent conveyances under the U.S. Bankruptcy Code. The adversary proceeding, which is now captioned Marc S. Kirschner, as Litigation Trustee for the Tribune LitigationTrust v. FitzSimons, No. 12-2652 (S.D.N.Y.), has been transferred to the U.S. District Court for the Southern District of New York and consolidated into the multidistrict litigation proceeding captioned In re Tribune Co. Fraudulent Conveyance Litig., No. 11-md-2296 (S.D.N.Y.). On May 23, 2014, the defendants filed motions to dismiss the FitzSimons action, including a global motion to dismiss Count I, which is the claim brought against former Tribune shareholders for intentional fraudulent conveyance under U.S. federal law. The Court has not yet issued a decision on any of these motions.

In a related matter, the Trust has been named as a defendant in Deutsche Bank Trust Co. Americas v. Paniagua, No. 11-9409 (S.D.N.Y.). This case also relates to the Tribune Company leveraged buy-out transaction and asserts claims on behalf of Tribune noteholders for constructive fraudulent conveyance under state law, and it also has been consolidated into the multidistrict litigation proceeding. On September 23, 2013, the Court granted the defendants’ motion to dismiss this action on the basis that the plaintiffs did not have standing to pursue their claims. On September 30, 2013, the plaintiffs filed a notice of appeal to the United States Court of Appeals for the Second Circuit. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The appeals have been fully briefed, and oral argument took place on November 5, 2014. The Court has not yet issued a decision on the appeal.

The potential amount sought to be recovered by the plaintiffs in these two actions from Equity-Income Fund, Index 500 Fund, and Spectrum Income Fund is unknown, but it includes approximately $11,971,400, $65,824, and $2,091,000, respectively, representing the proceeds that the funds received in the leveraged buyout, plus an unknown amount of interest and the plaintiffs’ attorneys’ fees and expenses. The funds cannot predict the outcome of this proceeding. The funds are currently assessing the case and have not yet determined the effect, if any, on the funds’ net assets and results of operations. If the proceeding were to be decided in a manner adverse to the funds, or if the funds were to enter into a settlement agreement with the plaintiffs, the payment of such judgment or settlement could have an adverse effect on the funds’ net asset value.

309

John Hancock Funds II

For more information

The Statement of Additional Information, a separate document with supplemental information not contained in the prospectus, includes additional information on the Board of Trustees and can be obtained without charge by calling 800-344-1029 or on the Securities and Exchange Commission (SEC) website at sec.gov.

PROXY VOTING POLICY The Trust’s proxy voting policies and procedures, as well as the funds’ proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

QUARTERLY PORTFOLIO DISCLOSURE The funds’ complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The funds’ Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

310

ITEM 2. CODE OF ETHICS.

(a)Not Applicable

(b)Not Applicable

(c)Not Applicable

(d)Not Applicable

(e)Not Applicable

(f)Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Not Applicable
(b)	Not Applicable
(c)	Not Applicable
(d)	Not Applicable
(e)	Not Applicable
(f)	Not Applicable.
(g)	Not Applicable
(h)	Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Insert 6A-1- 1. Emerging Markets Fund

2. International Small Company Fund

Fund's investments

Emerging Markets Fund

As of 2-28-15 (unaudited)
	Shares	Value
Common stocks 97.7%		$2,693,973,140
(Cost $2,459,315,255)
Australia 0.0%		370,957
MMG, Ltd. (L)	1,240,000	370,957
Brazil 6.7%		185,122,819
Abril Educacao SA (I)	57,000	238,569
AES Tiete SA	50,993	245,849
Aliansce Shopping Centers SA	57,186	328,659
ALL - America Latina Logistica SA	272,791	537,279
Alupar Investimento SA	22,400	144,492
AMBEV SA	1,030,700	6,665,109
AMBEV SA, ADR	1,376,891	8,880,947
Arezzo Industria e Comercio SA	46,291	414,736
B2W Cia Digital (I)	36,265	256,004
Banco ABC Brasil SA (I)	2,888	11,954
Banco Alfa de Investimento SA	10,300	21,190
Banco Bradesco SA	466,918	6,158,695
Banco Bradesco SA, ADR	595,749	7,851,972
Banco do Brasil SA	828,274	6,952,920
BB Seguridade Participacoes SA	180,280	2,057,382
Bematech SA	66,175	256,611
BHG SA - Brazil Hospitality Group (I)	16,880	106,807
BM&FBovespa SA	1,405,532	4,980,699
BR Malls Participacoes SA	458,413	2,734,795
Brasil Brokers Participacoes SA	176,643	184,253
Brasil Insurance Participacoes e Administracao SA	37,195	40,785
Brasil Pharma SA (I)	34,872	12,038
Braskem SA, ADR (L)	93,576	850,606
BRF SA, ADR (L)	176,325	4,002,578
CCR SA	460,456	2,709,886
Centrais Eletricas Brasileiras SA	147,200	278,825
Centrais Eletricas Brasileiras SA, ADR (L)	74,612	142,509
Centrais Eletricas Brasileiras SA, ADR, B Shares (L)	40,402	97,369
CETIP SA - Mercados Organizados	203,334	2,467,005
Cia Brasileira de Distribuicao	113,362	3,859,976
Cia de Locacao das Americas	4,000	4,794
Cia de Saneamento Basico do Estado de Sao Paulo	157,292	938,570
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	144,527	852,709
Cia de Saneamento de Minas Gerais-COPASA	57,300	405,877
Cia Energetica de Minas Gerais	54,904	248,726
Cia Energetica de Minas Gerais, ADR	464,943	2,138,738
Cia Hering	222,100	1,397,328
Cia Paranaense de Energia	17,200	142,436
Cia Paranaense de Energia, ADR (L)	68,270	819,240
Cia Providencia Industria e Comercio SA	39,800	114,779

SEE NOTES TO FINANCIAL STATEMENTS1

	Shares	Value
Brazil (continued)
Cia Siderurgica Nacional SA	502,376	$911,831
Cia Siderurgica Nacional SA, ADR (L)	259,126	461,244
Cielo SA	366,216	5,778,746
Contax Participacoes SA	30,900	95,959
Cosan Logistica SA (I)	111,000	129,210
Cosan SA Industria e Comercio	124,500	1,242,743
CPFL Energia SA	135,300	886,568
CPFL Energia SA, ADR (L)	38,956	508,765
CR2 Empreendimentos Imobiliarios SA (I)	28,800	28,879
Cyrela Brazil Realty SA Empreendimentos e Participacoes	393,695	1,606,588
Cyrela Commercial Properties SA Empreendimentos e Participacoes	2,100	8,080
Dimed Sa Distribuidora Da Medicamentos	300	22,364
Direcional Engenharia SA	115,025	227,528
Duratex SA	332,106	888,644
EcoRodovias Infraestrutura e Logistica SA	157,733	586,718
EDP - Energias do Brasil SA	263,272	835,555
Embraer SA	49,300	432,443
Embraer SA, ADR (L)	146,794	5,136,322
Equatorial Energia SA	175,522	1,714,692
Estacio Participacoes SA	167,422	1,150,315
Eternit SA	148,398	160,642
Even Construtora e Incorporadora SA	337,400	545,184
EZ Tec Empreendimentos e Participacoes SA	62,600	390,760
Fertilizantes Heringer SA (I)	33,400	41,379
Fibria Celulose SA, ADR (I)(L)	248,951	3,226,405
Fleury SA	54,600	265,470
Forjas Taurus SA	1,412	2,747
Gafisa SA	521,522	385,554
Gafisa SA, ADR (L)	74,154	106,782
General Shopping Brasil SA (I)	29,420	67,196
Gerdau SA	105,528	310,679
Gerdau SA, ADR (L)	647,018	2,309,854
Gol Linhas Aereas Inteligentes SA, ADR (I)	8,533	29,524
Grendene SA	80,101	460,985
Guararapes Confeccoes SA	7,494	213,824
Helbor Empreendimentos SA	188,760	265,609
Hypermarcas SA	294,117	1,981,474
Iguatemi Empresa de Shopping Centers SA	101,500	975,565
Industrias Romi SA	70,700	45,432
International Meal Company Holdings SA	43,300	107,739
Iochpe-Maxion SA	98,076	417,663
Itau Unibanco Holding SA	152,016	1,756,248
Itau Unibanco Holding SA, ADR	940,756	12,022,862
JBS SA	822,661	3,637,379
JHSF Participacoes SA	127,200	91,497
Joao Fortes Engenharia SA	675	1,070
JSL SA	70,300	279,842

2SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Brazil (continued)
Kepler Weber SA	13,100	$144,254
Klabin SA	670,445	3,781,252
Kroton Educacional SA	653,972	2,412,104
Light SA	78,903	388,222
Localiza Rent a Car SA	192,718	2,374,711
Log-in Logistica Intermodal SA (I)	65,400	76,681
Lojas Americanas SA	143,575	648,343
Lojas Renner SA	113,950	3,378,679
LPS Brasil Consultoria de Imoveis SA	46,600	99,138
M Dias Branco SA	24,729	723,649
Magnesita Refratarios SA	282,565	188,318
Mahle-Metal Leve SA Industria e Comercio	46,200	332,517
Marcopolo SA	16,000	12,624
Marfrig Global Foods SA (I)	323,083	549,964
Marisa Lojas SA	48,673	256,237
Mills Estruturas e Servicos de Engenharia SA	81,217	194,349
Minerva SA (I)	218,500	693,151
MRV Engenharia e Participacoes SA	474,604	1,138,486
Multiplan Empreendimentos Imobiliarios SA	63,444	1,220,160
Multiplus SA	65,097	801,647
Natura Cosmeticos SA	169,000	1,672,280
Odontoprev SA	295,670	1,090,268
Oi SA	51,981	116,704
Oi SA, ADR (I)(L)	17,544	36,667
Oi SA, ADR (I)	1,220	2,708
Paranapanema SA (I)	275,500	233,128
PDG Realty SA Empreendimentos e Participacoes (I)	1,317,639	219,074
Petroleo Brasileiro SA	59,683	200,080
Petroleo Brasileiro SA, ADR	453,915	3,009,456
Porto Seguro SA	157,025	1,733,119
Profarma Distribuidora de Produtos Farmaceuticos SA	28,400	57,957
QGEP Participacoes SA	125,500	302,817
Qualicorp SA (I)	222,657	2,039,780
Raia Drogasil SA	124,576	1,253,372
Restoque Comercio e Confeccoes de Roupas SA	119,997	306,531
Rodobens Negocios Imobiliarios SA	48,300	123,014
Rossi Residencial SA (I)	38,707	39,367
Santos Brasil Participacoes SA	63,108	273,583
Sao Carlos Empreendimentos e Participacoes SA	58,100	652,677
Sao Martinho SA	66,300	888,829
SLC Agricola SA	67,200	327,057
Smiles SA	23,400	392,121
Sonae Sierra Brasil SA	28,236	176,692
Souza Cruz SA	249,600	2,231,860
Springs Global Participacoes SA (I)	192,387	64,383
Sul America SA	326,688	1,503,701
T4F Entretenimento SA (I)	20,100	15,271

SEE NOTES TO FINANCIAL STATEMENTS3

	Shares	Value
Brazil (continued)
Technos SA	8,300	$16,637
Tecnisa SA	81,200	105,517
Tegma Gestao Logistica	29,178	144,028
Telefonica Brasil SA, ADR	106,101	1,967,113
Tempo Participacoes SA	16,496	18,633
Tereos Internacional SA	9,500	3,367
Tim Participacoes SA	206,600	869,579
Tim Participacoes SA, ADR	54,556	1,150,040
Totvs SA	151,984	1,839,702
TPI - Triunfo Participacoes e Investimentos SA	75,690	105,514
Tractebel Energia SA	127,935	1,506,713
Transmissora Alianca de Energia Eletrica SA	204,700	1,510,590
Trisul SA	30,607	30,094
Ultrapar Participacoes SA	107,702	2,264,386
Ultrapar Participacoes SA, ADR (L)	195,658	4,085,339
UNICASA Industria de Moveis SA	9,500	6,017
Usinas Siderurgicas de Minas Gerais SA (I)	62,544	323,581
Vale SA	26,900	201,736
Vale SA, ADR, Ordinary A Shares (L)	595,381	4,417,727
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	75,485	1,104,747
Vanguarda Agro SA (I)	196,311	65,200
WEG SA	157,170	1,703,322
Canada 0.0%		490,584
Rio Alto Mining, Ltd. (I)	156,736	490,584
Chile 1.5%		40,797,693
AES Gener SA	1,130,916	600,392
Aguas Andinas SA, Class A	1,419,735	848,185
Banco de Chile	5,340,737	624,034
Banco de Chile, ADR (L)	19,385	1,359,276
Banco de Credito e Inversiones	20,322	938,447
Banco Santander Chile	8,581,093	449,834
Banco Santander Chile, ADR	89,225	1,873,725
Banmedica SA	20,641	43,068
Besalco SA	274,576	159,481
CAP SA	44,286	183,154
Cementos BIO BIO SA	2,795	2,310
Cencosud SA	554,029	1,364,778
Cencosud SA, ADR (L)	17,083	126,756
Cia Cervecerias Unidas SA	36,092	342,723
Cia Cervecerias Unidas SA, ADR (L)	21,542	411,668
Cia Sud Americana de Vapores SA (I)	14,432,090	595,782
Cintac SA	78,352	11,428
Colbun SA	3,809,759	1,080,622
Corpbanca SA	86,237,187	1,052,415
Corpbanca SA, ADR (L)	13,087	239,754
Cristalerias de Chile SA	62,943	438,699

4SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Chile (continued)
E.CL SA	455,129	$756,106
Embotelladora Andina SA, ADR, Series A	300	4,152
Embotelladora Andina SA, ADR, Series B (L)	1,594	26,508
Empresa Nacional de Electricidad SA	1,492,037	2,241,930
Empresa Nacional de Electricidad SA, ADR (L)	15,602	707,395
Empresas AquaChile SA (I)	57,292	40,374
Empresas CMPC SA	863,219	2,280,559
Empresas COPEC SA	232,669	2,714,804
Empresas Hites SA	44,774	20,959
Empresas Iansa SA	3,811,926	107,152
Empresas La Polar SA (I)	55,116	1,977
Enersis SA, ADR	320,755	5,276,420
ENTEL Chile SA	114,813	1,218,620
Forus SA	59,130	246,714
Gasco SA	211,571	2,073,825
Grupo Security SA	593,749	193,966
Inversiones Aguas Metropolitanas SA	564,446	905,481
Inversiones La Construccion SA	6,598	81,744
Latam Airlines Group SA	46,383	494,820
Latam Airlines Group SA, ADR (L)	169,270	1,789,184
Masisa SA	4,377,608	152,554
Molibdenos y Metales SA	7,542	62,332
Multiexport Foods SA (I)	72,522	17,046
Parque Arauco SA	457,536	890,249
PAZ Corp., SA	115,321	66,901
Ripley Corp. SA	755,769	378,587
SACI Falabella	314,695	2,269,830
Salfacorp SA	66,565	50,069
Sigdo Koppers SA	190,206	259,555
Sociedad Matriz SAAM SA	8,590,526	681,250
Sociedad Quimica y Minera de Chile SA, ADR	21,439	550,982
Socovesa SA	678,810	149,230
Sonda SA	306,446	756,632
Tech Pack SA (I)	91,088	37,270
Vina Concha y Toro SA	199,620	406,438
Vina Concha y Toro SA, ADR	311	11,883
Vina San Pedro Tarapaca SA	16,312,632	127,664
China 11.2%		308,215,007
361 Degrees International, Ltd.	372,000	110,776
AAC Technologies Holdings, Inc.	82,500	547,766
Agile Property Holdings, Ltd. (L)	1,073,250	636,001
Agricultural Bank of China, Ltd., H Shares	10,242,000	5,082,687
Air China, Ltd., H Shares	1,190,000	1,053,846
Aluminum Corp. of China, Ltd., ADR (I)(L)	37,554	451,024
Aluminum Corp. of China, Ltd., H Shares (I)(L)	1,452,000	700,186
Angang Steel Company, Ltd., H Shares (L)	916,000	695,226
Anhui Conch Cement Company, Ltd., H Shares (L)	466,500	1,587,294

SEE NOTES TO FINANCIAL STATEMENTS5

	Shares	Value
China (continued)
Anhui Expressway Company, Ltd., H Shares	414,000	$289,646
Anhui Tianda Oil Pipe Company, Ltd., H Shares	334,000	53,000
ANTA Sports Products, Ltd.	557,000	1,108,752
Anton Oilfield Services Group (L)	588,000	117,247
Asia Cement China Holdings Corp.	480,000	258,394
Asia Plastic Recycling Holding, Ltd.	95,580	113,716
AVIC International Holdings, Ltd. (I)	140,000	93,528
AviChina Industry & Technology Company, Ltd., H Shares	1,148,000	747,473
Bank of China, Ltd., H Shares	24,893,075	14,348,407
Bank of Communications Company, Ltd., H Shares	2,798,858	2,413,336
Baoxin Auto Group, Ltd.	184,000	122,412
Baoye Group Company, Ltd., H Shares	400,000	239,432
BBMG Corp., H Shares	700,500	618,789
Beijing Capital International Airport Company, Ltd., H Shares	1,834,415	1,729,463
Beijing Capital Land, Ltd., H Shares	1,240,000	634,653
Beijing Jingneng Clean Energy Company, Ltd., H Shares	376,000	154,797
Beijing North Star Company, H Shares	800,000	258,012
Biostime International Holdings, Ltd. (L)	140,500	433,492
Bloomage Biotechnology Corp., Ltd. (L)	72,500	105,590
Boer Power Holdings, Ltd.	127,000	148,068
Byd Company, Ltd., H Shares (L)	86,000	375,130
BYD Electronic International Company, Ltd.	891,983	997,725
Central China Real Estate, Ltd.	522,538	131,019
Changshouhua Food Company, Ltd.	185,000	126,128
Chaowei Power Holdings, Ltd.	184,000	84,938
China Animal Healthcare, Ltd. (L)	182,000	102,991
China Aoyuan Property Group, Ltd.	1,552,000	254,342
China Automation Group, Ltd.	117,000	14,029
China BlueChemical, Ltd., H Shares	1,596,000	644,053
China Child Care Corp., Ltd.	339,000	53,344
China CITIC Bank Corp., Ltd., H Shares	2,561,962	1,942,606
China Coal Energy Company, Ltd., H Shares (L)	1,455,000	784,038
China Communications Construction Company, Ltd., H Shares	2,263,202	2,770,368
China Communications Services Corp., Ltd., H Shares	2,091,200	962,477
China Construction Bank Corp., H Shares	36,303,000	30,230,118
China COSCO Holdings Company, Ltd., H Shares (I)(L)	1,360,500	680,639
China Datang Corp. Renewable Power Company, Ltd., H Shares	1,649,000	227,448
China Dongxiang Group Company	2,060,000	347,851
China Dredging Environment Protection Holdings, Ltd. (I)	184,000	31,744
China Eastern Airlines Corp., Ltd., ADR (I)	1,037	24,950
China Eastern Airlines Corp., Ltd., H Shares (I)	1,020,000	486,769
China Galaxy Securities Company, Ltd., H Shares (L)	406,000	480,255
China Great Star International, Ltd. (I)(L)	64,029	174,825
China Hongqiao Group, Ltd.	387,000	262,353
China Huiyuan Juice Group, Ltd. (I)	762,500	218,427
China International Marine Containers Group Company, Ltd., H Shares	125,900	238,025
China ITS Holdings Company, Ltd.	344,000	47,491

6SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
China Lesso Group Holdings, Ltd. (L)	567,000	$274,027
China Life Insurance Company, Ltd., ADR (L)	75,935	4,881,102
China Life Insurance Company, Ltd., H Shares	77,000	330,838
China Lilang, Ltd.	450,000	311,628
China Longyuan Power Group Corp., H Shares	1,070,000	1,149,101
China Medical System Holdings, Ltd.	623,800	1,029,302
China Mengniu Dairy Company, Ltd.	359,000	1,630,544
China Merchants Bank Company, Ltd., H Shares	1,472,961	3,354,749
China Minsheng Banking Corp., Ltd., H Shares	3,181,200	3,853,659
China Molybdenum Company, Ltd., H Shares (L)	461,000	308,402
China National Building Material Company, Ltd., H Shares	2,540,000	2,486,916
China National Materials Company, Ltd., H Shares	754,000	190,502
China Oilfield Services, Ltd., H Shares	830,000	1,258,327
China Pacific Insurance Group Company, Ltd., H Shares	372,600	1,942,506
China Petroleum & Chemical Corp., ADR (L)	118,070	9,880,098
China Qinfa Group, Ltd.	944,000	32,291
China Railway Construction Corp., H Shares	1,531,335	1,865,372
China Railway Group, Ltd., H Shares	1,909,000	1,555,898
China Rare Earth Holdings, Ltd. (I)	1,272,000	201,627
China Sanjiang Fine Chemicals Company, Ltd.	360,000	107,728
China Shanshui Cement Group, Ltd. (L)	1,080,000	603,905
China Shenhua Energy Company, Ltd., H Shares	1,098,500	2,882,677
China Shineway Pharmaceutical Group, Ltd.	203,000	309,417
China Shipping Container Lines Company, Ltd., H Shares (I)(L)	3,407,850	1,054,784
China Shipping Development Company, Ltd., H Shares (I)(L)	1,410,000	963,426
China Southern Airlines Company, Ltd., ADR	1,402	34,952
China Southern Airlines Company, Ltd., H Shares	910,000	452,402
China Suntien Green Energy Corp., Ltd., H Shares	1,117,000	217,164
China Taifeng Beddings Holdings, Ltd.	46,000	6,406
China Telecom Corp., Ltd., ADR	5,800	381,930
China Telecom Corp., Ltd., H Shares	3,392,000	2,192,960
China Tian Lun Gas Holdings, Ltd. (I)(L)	64,500	69,003
China Yurun Food Group, Ltd. (I)(L)	1,115,000	428,349
China ZhengTong Auto Services Holdings, Ltd.	710,500	374,093
China Zhongwang Holdings, Ltd. (L)	1,643,000	709,828
Chinasoft International, Ltd. (I)(L)	670,000	208,160
Chongqing Iron & Steel Company, Ltd., H Shares (I)	834,000	168,783
Chongqing Machinery & Electric Company, Ltd., H Shares	1,100,000	173,182
Chongqing Rural Commercial Bank, H Shares	995,000	620,688
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd.	165,000	38,717
CITIC Securities Company, Ltd., H Shares	419,500	1,493,596
CNOOC, Ltd.	8,552,000	12,235,379
CNOOC, Ltd., ADR (L)	30,277	4,356,860
Comtec Solar Systems Group, Ltd. (I)	512,000	64,005
Coolpad Group, Ltd.	1,896,000	354,401
Country Garden Holdings Company, Ltd.	4,147,293	1,650,512
CPMC Holdings, Ltd.	144,000	73,890

SEE NOTES TO FINANCIAL STATEMENTS7

	Shares	Value
China (continued)
CSPC Pharmaceutical Group, Ltd.	732,000	$598,218
CSR Corp., Ltd., H Shares	1,384,000	1,777,402
Dalian Port PDA Company, Ltd., H Shares	1,186,621	431,476
Daphne International Holdings, Ltd.	808,000	214,388
Datang International Power Generation Company, Ltd., H Shares	1,458,000	729,236
Dongfang Electric Corp., Ltd., H Shares (L)	206,200	417,210
Dongfeng Motor Group Company, Ltd., H Shares	782,000	1,242,532
Dongjiang Environmental Company, Ltd., H Shares	7,000	24,366
Dongyue Group, Ltd.	860,000	301,494
ENN Energy Holdings, Ltd.	430,000	2,291,540
Evergrande Real Estate Group, Ltd. (L)	5,769,566	2,553,425
Fantasia Holdings Group Company, Ltd.	523,500	57,370
Fosun International, Ltd.	913,059	1,477,397
Fufeng Group, Ltd.	158,000	79,862
Geely Automobile Holdings, Ltd.	3,985,000	1,780,986
Golden Eagle Retail Group, Ltd. (L)	287,000	347,501
GOME Electrical Appliances Holdings, Ltd.	7,712,000	1,052,451
Goodbaby International Holdings, Ltd.	21,000	7,071
Great Wall Motor Company, Ltd., H Shares	405,500	2,583,361
Greatview Aseptic Packaging Company, Ltd.	196,000	83,092
Greenland Hong Kong Holdings, Ltd.	397,925	257,200
Greentown China Holdings, Ltd. (L)	681,500	601,985
Guangshen Railway Company, Ltd., ADR	38,951	981,176
Guangzhou Automobile Group Company, Ltd., H Shares	1,162,857	1,116,074
Guangzhou Baiyunshan Pharmaceutical Company, Ltd., H Shares	164,000	548,954
Guangzhou R&F Properties Company, Ltd., H Shares	933,399	1,089,687
Guodian Technology & Environment Group Corp., Ltd., H Shares	128,000	17,158
Hainan Meilan International Airport Company, Ltd., H Shares	163,000	132,626
Haitian International Holdings, Ltd.	264,000	574,179
Harbin Electric Company, Ltd., H Shares	780,000	532,848
Hengan International Group Company, Ltd.	308,000	3,538,455
Hengshi Mining Investments, Ltd. (I)	11,255,000	3,454,428
Hidili Industry International Development, Ltd. (I)(L)	798,000	64,808
Hilong Holding, Ltd. (L)	367,000	115,930
Hisense Kelon Electrical Holdings Company, Ltd., H Shares (I)	239,000	221,094
Honghua Group, Ltd. (L)	1,149,000	148,033
Huadian Power International Corp., H Shares	926,000	779,974
Huaneng Power International, Inc., ADR	4,400	223,388
Huaneng Power International, Inc., H Shares	948,000	1,197,479
Huaneng Renewables Corp., Ltd., H Shares	1,934,000	673,286
Hunan Nonferrous Metal Corp., Ltd., H Shares (I)(L)	1,658,000	867,584
Industrial & Commercial Bank of China, Ltd., H Shares	39,387,000	28,934,256
Inner Mongolia Yitai Coal Company, H Shares	1,186,500	1,072,037
Intime Retail Group Company, Ltd. (L)	733,500	404,203
Jiangsu Expressway Company, Ltd., H Shares	678,000	833,159
Jiangxi Copper Company, Ltd., H Shares	700,000	1,199,902
Jingwei Textile Machinery Company, Ltd., H Shares	222,000	280,778

8SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Kaisa Group Holdings, Ltd. (L)	1,089,000	$217,637
Kasen International Holdings, Ltd.	240,000	28,469
Kingdee International Software Group Company, Ltd. (I)	598,000	196,477
KWG Property Holding, Ltd.	1,340,512	874,103
Labixiaoxin Snacks Group, Ltd.	121,000	12,877
Lenovo Group, Ltd.	2,724,000	4,196,201
Lianhua Supermarket Holdings Company, Ltd., H Shares (L)	296,200	136,733
Lingbao Gold Company, Ltd., H Shares	222,000	36,625
Livzon Pharmaceutical Group, Inc., H Shares	2,400	12,403
Longfor Properties Company, Ltd.	775,500	1,013,378
Lonking Holdings, Ltd.	1,240,000	243,107
Maanshan Iron & Steel Company, Ltd., H Shares (I)	2,014,000	563,193
Maoye International Holdings, Ltd.	866,000	136,204
Metallurgical Corp. of China, Ltd., H Shares	1,624,000	519,375
Microport Scientific Corp.	131,000	58,769
Minth Group, Ltd.	278,000	580,211
New China Life Insurance Company, Ltd., H Shares	263,400	1,519,785
NVC Lighting Holdings, Ltd.	1,230,000	282,292
O-Net Communications Group, Ltd.	352,000	84,509
Pacific Online, Ltd.	209,000	77,577
Parkson Retail Group, Ltd.	986,500	212,479
Peak Sport Products Company, Ltd.	401,000	114,229
PetroChina Company, Ltd., ADR (L)	22,705	2,642,181
PetroChina Company, Ltd., H Shares	2,682,000	3,123,288
PICC Property & Casualty Company, Ltd., H Shares	1,370,596	2,943,185
Ping An Insurance Group Company of China, Ltd., H Shares	679,000	7,533,827
Powerlong Real Estate Holdings, Ltd.	620,000	88,654
Qunxing Paper Holdings Company, Ltd.	969,268	257,945
Renhe Commercial Holdings Company, Ltd. (I)(L)	12,894,000	580,528
Sany Heavy Equipment International Holdings Company, Ltd. (L)	682,000	145,824
Semiconductor Manufacturing International Corp., ADR (I)	164,905	720,635
Semiconductor Manufacturing International Corp. (I)(L)	11,326,000	1,011,250
Shandong Chenming Paper Holdings, Ltd., H Shares	225,584	111,654
Shandong Weigao Group Medical Polymer Company, Ltd., H Shares	716,000	589,832
Shanghai Electric Group Company, Ltd., H Shares	1,384,000	816,674
Shanghai Fosun Pharmaceutical Group Company, Ltd., H Shares	71,000	236,216
Shanghai Jin Jiang International Hotels Group Company, Ltd., H Shares	1,160,000	346,659
Shanghai Pharmaceuticals Holding Company, Ltd., H Shares	361,900	756,973
Shanghai Prime Machinery Company, Ltd., H Shares	804,000	142,182
Shengli Oil & Gas Pipe Holdings, Ltd.	450,000	17,133
Shenguan Holdings Group, Ltd.	854,000	248,808
Shenzhen Expressway Company, Ltd., H Shares	468,000	347,831
Shenzhou International Group Holdings, Ltd.	175,000	692,290
Shui On Land, Ltd.	3,823,567	887,221
Sichuan Expressway Company, Ltd., H Shares	718,000	290,627
Sihuan Pharmaceutical Holdings Group, Ltd.	1,968,000	1,166,486
Sino-Ocean Land Holdings, Ltd.	3,434,181	2,162,816

SEE NOTES TO FINANCIAL STATEMENTS9

	Shares	Value
China (continued)
SinoMedia Holding, Ltd.	133,000	$64,942
Sinopec Shanghai Petrochemical Company, Ltd., ADR	2,380	80,801
Sinopec Shanghai Petrochemical Company, Ltd., H Shares	1,530,000	524,807
Sinopharm Group Company, Ltd., H Shares	474,400	1,655,615
Sinotrans, Ltd., H Shares	1,759,574	1,161,926
Sinotruk Hong Kong, Ltd.	826,055	487,979
SOHO China, Ltd.	1,762,000	1,263,829
Springland International Holdings, Ltd.	221,000	68,910
SPT Energy Group, Inc.	556,000	109,537
Sun Art Retail Group, Ltd. (L)	936,500	840,426
Sunac China Holdings, Ltd.	335,000	309,155
Sunny Optical Technology Group Company, Ltd. (L)	412,000	682,029
TCL Communication Technology Holdings, Ltd. (L)	336,000	318,332
Tencent Holdings, Ltd.	1,670,600	29,148,199
Tian Shan Development Holdings, Ltd.	134,000	59,288
Tiangong International Company, Ltd.	1,007,564	161,132
Tianjin Capital Environmental Protection Group Company, Ltd., H Shares	184,000	126,499
Tianjin Jinran Public Utilities Company, Ltd., H Shares	350,000	55,500
Tianneng Power International, Ltd.	664,700	184,198
Tingyi Cayman Islands Holding Corp.	802,000	2,020,623
Tong Ren Tang Technologies Company, Ltd., H Shares	226,000	278,580
Tonly Electronics Holdings, Ltd.	114,780	82,105
Travelsky Technology, Ltd., H Shares	1,016,500	1,090,317
Trigiant Group, Ltd.	482,000	102,481
Tsingtao Brewery Company, Ltd., H Shares	102,000	644,100
Uni-President China Holdings, Ltd.	573,600	450,720
Want Want China Holdings, Ltd.	2,485,000	2,740,749
Weichai Power Company, Ltd., H Shares	291,400	1,188,519
Weiqiao Textile Company, H Shares	409,000	223,005
West China Cement, Ltd.	2,098,000	273,000
Winsway Enterprises Holdings, Ltd. (I)	203,000	6,260
Wumart Stores, Inc., H Shares	98,000	71,117
Xiamen International Port Company, Ltd., H Shares	1,056,662	260,280
Xingda International Holdings, Ltd.	848,000	245,153
Xinhua Winshare Publishing and Media Company, Ltd., H Shares	403,650	358,533
Xinjiang Goldwind Science & Technology Company, Ltd., H Shares (L)	179,200	261,494
Xinjiang Xinxin Mining Industry Company, Ltd., H Shares (I)	877,000	162,884
Xiwang Property Holdings Company, Ltd.	593,020	24,825
XTEP International Holdings, Ltd.	426,000	141,219
Yanzhou Coal Mining Company, Ltd., ADR (L)	52,903	432,747
Yanzhou Coal Mining Company, Ltd., H Shares (L)	874,000	720,654
Yuzhou Properties Company	52,000	12,216
Zall Development Group, Ltd.	119,000	37,435
Zhaojin Mining Industry Company, Ltd., H Shares	608,500	368,567
Zhejiang Expressway Company, Ltd., H Shares	876,000	1,072,304
Zhejiang Glass Company, Ltd., H Shares (I)	172,000	0
Zhong An Real Estate, Ltd.	793,200	90,068

10SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
China (continued)
Zhongsheng Group Holdings, Ltd.	300,500	$259,195
Zhuzhou CSR Times Electric Company, Ltd., H Shares	387,500	2,178,764
Zijin Mining Group Company, Ltd., H Shares (L)	2,473,384	736,316
Zoomlion Heavy Industry Science and Technology Company, Ltd., H Shares (L)	794,600	509,398
ZTE Corp., H Shares	300,800	668,682
Colombia 0.4%		10,682,471
Almacenes Exito SA	26,887	265,646
Banco de Bogota SA	4,199	103,935
Bancolombia SA	15,621	156,711
Bancolombia SA, ADR (L)	73,591	3,024,590
Celsia SA ESP	30,112	61,429
Cementos Argos SA	174,971	627,102
Corp. Financiera Colombiana SA (I)	15,725	235,877
Ecopetrol SA	1,432,532	1,194,744
Ecopetrol SA, ADR (L)	88,238	1,475,339
Empresa de Energia de Bogota SA	727,737	480,311
Empresa de Telecomunicaciones de Bogota	243,548	47,638
Grupo Argos SA	5,127	38,966
Grupo Aval Acciones y Valores	1,652	16,090
Grupo de Inversiones Suramericana SA	24,604	344,853
Grupo Nutresa SA	25,564	247,667
Interconexion Electrica SA ESP	311,840	974,198
Isagen SA ESP	1,187,809	1,387,375
Cyprus 0.1%		1,249,596
Eurasia Drilling Company, Ltd., GDR	61,453	1,087,718
Globaltrans Investment PLC, GDR	32,027	161,878
Czech Republic 0.2%		6,290,842
CEZ AS	126,356	3,188,450
Fortuna Entertainment Group NV	2,980	15,880
Komercni Banka AS	4,862	1,047,744
O2 Czech Republic AS	5,241	44,369
Pegas Nonwovens SA	27,820	791,407
Philip Morris CR AS	320	147,771
Unipetrol AS (I)	190,067	1,055,221
Egypt 0.1%		2,613,071
Commercial International Bank Egypt SAE, GDR	311,580	2,079,705
Global Telecom Holding, GDR (I)	209,229	533,366
Greece 0.4%		11,064,419
Aegean Airlines SA (I)	28,191	236,470
Alpha Bank AE (I)	1,790,104	741,190
Athens Water Supply and Sewage Company SA	9,971	79,420
Bank of Greece	2,764	35,583
Ellaktor SA (I)	29,391	80,921
FF Group (I)	17,266	548,679

SEE NOTES TO FINANCIAL STATEMENTS11

	Shares	Value
Greece (continued)
Fourlis Holdings SA (I)	24,619	$94,324
Frigoglass SA (I)	17,930	36,785
GEK Terna Holding Real Estate Construction SA (I)	18,488	46,459
Hellenic Exchanges - Athens Stock Exchange SA (I)	68,558	477,965
Hellenic Petroleum SA	35,511	178,963
Hellenic Telecommunications Organization SA (I)	185,571	1,844,056
Intracom Holdings SA (I)	39,886	19,840
Intralot SA-Integrated Lottery Systems & Services	99,786	200,764
JUMBO SA	68,738	786,784
Lamda Development SA (I)	3,765	18,056
Marfin Investment Group Holdings SA (I)	510,636	113,383
Metka SA	25,620	262,564
Motor Oil Hellas Corinth Refineries SA	42,134	377,053
Mytilineos Holdings SA (I)	19,909	139,652
National Bank of Greece SA (I)	602,001	895,544
National Bank of Greece SA, ADR (I)(L)	78,835	123,771
OPAP SA	130,537	1,204,687
Piraeus Bank SA (I)	1,274,862	808,913
Piraeus Port Authority SA	2,954	49,395
Public Power Corp. SA	77,701	609,175
Terna Energy SA (I)	33,346	107,766
Titan Cement Company SA	37,325	946,257
Guernsey Channel Islands 0.0%		191,928
Etalon Group, Ltd., GDR	83,447	191,928
Hong Kong 4.6%		125,733,579
Ajisen China Holdings, Ltd.	341,000	209,679
Alibaba Health Information Technology, Ltd. (I)	958,000	659,066
Alibaba Pictures Group, Ltd. (I)(L)	350,000	81,214
AMVIG Holdings, Ltd.	675,333	321,038
Anxin-China Holdings, Ltd.	1,988,000	125,646
Asian Citrus Holdings, Ltd.	144,000	15,743
AVIC International Holdings Hong Kong, Ltd. (I)	1,180,000	112,568
Beijing Enterprises Holdings, Ltd.	245,930	1,825,796
Beijing Enterprises Water Group, Ltd. (I)	1,194,000	741,632
Belle International Holdings, Ltd.	2,363,000	2,566,992
Bosideng International Holdings, Ltd. (L)	1,874,000	214,722
Brilliance China Automotive Holdings, Ltd.	630,000	1,238,233
C C Land Holdings, Ltd.	450,693	80,925
Carrianna Group Holdings Company, Ltd.	624,000	84,442
CECEP COSTIN New Materials Group, Ltd.	54,000	21,992
Chaoda Modern Agriculture Holdings, Ltd. (I)	5,797,312	239,194
Chigo Holding, Ltd. (I)	1,536,000	32,077
China Aerospace International Holdings, Ltd. (L)	2,044,755	276,816
China Agri-Industries Holdings, Ltd.	2,316,600	933,037
China All Access Holdings, Ltd.	170,000	61,370
China Chengtong Development Group, Ltd. (I)	2,031,216	110,967

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
China Culiangwang Beverages Holdings, Ltd. (I)	190,500	$11,541
China Energine International Holdings, Ltd. (I)	1,189,589	125,829
China Everbright International, Ltd.	1,415,000	1,970,485
China Everbright, Ltd.	425,000	1,042,178
China Fiber Optic Network System Group, Ltd. (L)	268,000	71,451
China Foods, Ltd. (I)(L)	624,000	213,207
China Gas Holdings, Ltd.	916,000	1,432,810
China Glass Holdings, Ltd.	98,000	12,381
China High Precision Automation Group, Ltd. (I)	74,000	11,831
China High Speed Transmission Equipment Group Company, Ltd. (I)	662,000	434,461
China Household Holdings, Ltd. (I)	370,000	25,284
China Lumena New Materials Corp. (L)	1,272,000	205,008
China Merchants Holdings International Company, Ltd.	624,800	2,384,949
China Merchants Land, Ltd.	124,000	18,228
China Metal Recycling Holdings, Ltd. (I)	14,579,934	2
China Mobile, Ltd.	409,500	5,572,799
China Mobile, Ltd., ADR	358,226	24,269,812
China New Town Development Company, Ltd. (I)	2,185,332	114,017
China Nickel Resources Holding Company, Ltd. (I)	878,000	17,532
China Ocean Resources Company, Ltd. (I)(L)	56,544	244,874
China Oil and Gas Group, Ltd.	3,288,219	449,259
China Overseas Grand Oceans Group, Ltd. (L)	524,000	269,737
China Overseas Land & Investment, Ltd.	1,478,000	4,498,107
China Power International Development, Ltd. (L)	1,873,000	968,656
China Power New Energy Development Company, Ltd. (I)	3,180,000	194,571
China Precious Metal Resources Holdings Company, Ltd. (I)(L)	1,488,000	115,065
China Properties Group, Ltd. (I)	877,000	138,392
China Resources Cement Holdings, Ltd.	1,475,518	882,427
China Resources Enterprises, Ltd.	784,000	1,639,675
China Resources Gas Group, Ltd.	390,000	966,408
China Resources Land, Ltd.	1,234,444	3,278,139
China Resources Power Holdings Company, Ltd.	670,000	1,764,123
China Singyes Solar Technologies Holdings, Ltd. (I)	261,800	347,437
China South City Holdings, Ltd.	1,250,000	396,340
China Starch Holdings, Ltd.	2,630,000	57,288
China State Construction International Holdings, Ltd.	725,200	1,039,658
China Taiping Insurance Holdings Company, Ltd. (I)	732,710	2,549,026
China Tianyi Holdings, Ltd.	332,000	34,682
China Travel International Investment Hong Kong, Ltd.	2,982,000	934,237
China Unicom Hong Kong, Ltd.	328,000	555,691
China Unicom Hong Kong, Ltd., ADR	277,036	4,684,679
China Vanadium Titano - Magnetite Mining Company, Ltd.	369,000	33,302
China Water Affairs Group, Ltd.	754,000	347,605
China Water Industry Group, Ltd. (I)	112,000	21,662
China WindPower Group, Ltd. (I)	1,460,000	83,601
Chinese People Holdings Company, Ltd. (I)	2,274,324	39,025
CIMC Enric Holdings, Ltd.	368,000	272,265

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Hong Kong (continued)
CITIC Resources Holdings, Ltd. (I)	2,830,000	$382,792
CITIC, Ltd.	824,923	1,448,415
Citychamp Watch & Jewellery Group, Ltd.	2,601,800	285,076
Clear Media, Ltd.	57,000	60,637
Coastal Greenland, Ltd. (I)	1,485,000	44,123
Comba Telecom Systems Holdings, Ltd.	943,250	276,176
COSCO International Holdings, Ltd.	807,040	358,949
COSCO Pacific, Ltd.	1,128,006	1,628,612
CP Pokphand Company, Ltd.	2,984,000	350,498
DaChan Food Asia, Ltd. (I)	552,000	63,350
Dah Chong Hong Holdings, Ltd.	584,000	349,437
Dawnrays Pharmaceutical Holdings, Ltd.	144,000	86,500
DBA Telecommunication Asia Holdings, Ltd. (I)	32,000	8,376
Digital China Holdings, Ltd.	541,000	526,841
Dynasty Fine Wines Group, Ltd. (I)	242,000	44,932
Embry Holdings, Ltd.	80,000	39,927
EVA Precision Industrial Holdings, Ltd.	134,000	34,516
EverChina International Holdings Company, Ltd. (I)	1,870,000	72,297
Extrawell Pharmaceutical Holdings, Ltd. (I)	230,000	9,784
Franshion Properties China, Ltd.	3,976,000	1,167,626
GCL-Poly Energy Holdings, Ltd. (I)(L)	5,129,000	1,234,276
Global Bio-Chem Technology Group Company, Ltd. (I)	2,707,200	79,494
Global Sweeteners Holdings, Ltd. (I)	444,000	20,525
Glorious Property Holdings, Ltd. (I)	545,000	66,756
Goldbond Group Holdings, Ltd.	100,000	3,863
Golden Meditech Holdings, Ltd.	1,195,500	151,009
Goldlion Holdings, Ltd.	345,000	160,556
Good Friend International Holdings, Inc.	42,000	11,562
Guangdong Investment, Ltd.	1,254,000	1,623,616
Guangdong Land Holdings, Ltd.	690,000	178,917
Haier Electronics Group Company, Ltd.	593,000	1,562,809
Hanergy Solar Group, Ltd. (I)	4,948,000	2,896,646
Heng Tai Consumables Group, Ltd. (I)	3,366,630	38,608
Hengdeli Holdings, Ltd. (L)	1,720,400	321,712
HKC Holdings, Ltd. (I)	3,725,423	122,379
Hopewell Highway Infrastructure, Ltd.	573,000	277,053
Hopson Development Holdings, Ltd. (I)	692,000	573,719
Hua Han Bio-Pharmaceutical Holdings, Ltd., H Shares	2,071,940	454,187
Huabao International Holdings, Ltd.	1,267,000	960,565
Inspur International, Ltd.	689,000	146,664
Jinchuan Group International Resources Company, Ltd. (I)	144,000	9,786
Ju Teng International Holdings, Ltd.	981,722	579,861
Kai Yuan Holdings, Ltd. (I)	10,020,000	117,880
Kingboard Chemical Holdings, Ltd.	716,148	1,240,461
Kingboard Laminates Holdings, Ltd.	204,000	88,887
Kunlun Energy Company, Ltd.	2,400,000	2,364,223
Lai Fung Holdings, Ltd.	4,286,000	89,168

14SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Le Saunda Holdings, Ltd.	108,000	$41,359
Lee & Man Paper Manufacturing, Ltd.	889,000	461,148
Lijun International Pharmaceutical Holding Company, Ltd.	750,000	319,103
LK Technology Holdings, Ltd. (I)	40,000	2,380
Loudong General Nice Resources China Holdings, Ltd. (I)	1,830,000	160,578
MIE Holdings Corp.	510,000	57,190
MIN XIN Holdings, Ltd.	168,000	136,983
Mingfa Group International Company, Ltd. (I)	840,000	282,719
Minmetals Land, Ltd.	1,502,000	176,279
Nan Hai Corp., Ltd. (I)	26,350,000	136,455
NetDragon Websoft, Inc. (L)	121,500	206,513
New World China Land, Ltd.	2,457,230	1,618,183
New World Department Store China, Ltd.	211,000	54,141
Nine Dragons Paper Holdings, Ltd.	839,000	545,952
North Mining Shares Company, Ltd. (I)(L)	1,340,000	62,195
Phoenix Satellite Television Holdings, Ltd.	726,000	217,080
Poly Property Group Company, Ltd.	2,221,944	1,082,541
Ports Design, Ltd.	242,500	94,135
Pou Sheng International Holdings, Ltd. (I)	2,224,000	177,832
Prosperity International Holdings HK, Ltd. (I)	1,460,000	45,574
Qingling Motors Company, Ltd., H Shares	948,000	326,429
Real Nutriceutical Group, Ltd. (L)	620,000	168,963
REXLot Holdings, Ltd. (L)	6,393,536	502,347
Road King Infrastructure, Ltd.	166,000	139,329
Rotam Global Agrosciences, Ltd.	26,929	43,780
Samson Holding, Ltd.	740,915	97,453
Shanghai Industrial Holdings, Ltd.	537,041	1,623,877
Shanghai Industrial Urban Development Group, Ltd. (I)	1,049,500	196,233
Shanghai Zendai Property, Ltd. (I)	4,865,000	131,673
Shenzhen International Holdings, Ltd.	921,399	1,287,998
Shenzhen Investment, Ltd.	2,703,824	846,786
Shimao Property Holdings, Ltd.	1,202,500	2,556,863
Shougang Concord International Enterprises Company, Ltd. (I)(L)	4,862,000	206,776
Shougang Fushan Resources Group, Ltd.	3,492,000	684,281
Silver Base Group Holdings, Ltd. (I)	12,684,000	1,536,091
Silver Grant International, Ltd.	1,054,334	146,812
SIM Technology Group, Ltd. (I)	1,671,000	87,264
Sino Biopharmaceutical, Ltd.	1,904,000	1,818,173
Sino Oil And Gas Holdings, Ltd. (I)	6,745,000	163,421
Sinofert Holdings, Ltd.	2,242,000	506,087
Sinolink Worldwide Holdings, Ltd. (I)	1,820,000	140,849
Sinopec Kantons Holdings, Ltd. (L)	784,000	583,775
Sinotrans Shipping, Ltd.	1,611,000	346,803
SITC International Holdings Company, Ltd.	147,000	83,425
Skyworth Digital Holdings, Ltd.	1,453,278	1,035,208
SMI Corp., Ltd.	1,328,000	48,815
Solargiga Energy Holdings, Ltd. (I)	997,000	36,002

SEE NOTES TO FINANCIAL STATEMENTS15

	Shares	Value
Hong Kong (continued)
Sparkle Roll Group, Ltd. (I)	1,144,000	$49,417
SRE Group, Ltd.	3,944,000	108,061
TCC International Holdings, Ltd.	1,253,417	458,612
TCL Multimedia Technology Holdings, Ltd.	509,200	302,235
Texhong Textile Group, Ltd. (L)	265,000	284,046
Tian An China Investment, Ltd.	931,000	562,717
Tianjin Development Holdings, Ltd.	348,000	240,232
Tianjin Port Development Holdings, Ltd.	392,000	80,359
Tibet 5100 Water Resources Holdings, Ltd. (L)	129,000	43,608
Tomson Group, Ltd.	741,335	177,452
Tongda Group Holdings, Ltd.	1,070,000	150,260
Towngas China Company, Ltd.	567,000	516,774
TPV Technology, Ltd.	952,588	223,730
Truly International Holdings, Ltd.	973,000	396,092
United Energy Group, Ltd. (I)(L)	1,926,000	275,805
V1 Group, Ltd. (I)	1,941,600	155,035
Wasion Group Holdings, Ltd.	522,000	514,753
Welling Holding, Ltd. (L)	608,000	126,235
Yanchang Petroleum International, Ltd. (I)	4,992,273	186,649
Yingde Gases Group Company, Ltd.	593,000	428,105
Yip's Chemical Holdings, Ltd.	218,000	124,488
Yuexiu Property Company, Ltd.	7,481,516	1,504,871
Yuexiu Transport Infrastructure, Ltd. (L)	430,000	293,259
Hungary 0.2%		5,024,399
FHB Mortgage Bank PLC (I)	7,029	20,706
Magyar Telekom Telecommunications PLC	299,789	423,986
MOL Hungarian Oil and Gas PLC	30,979	1,371,622
OTP Bank PLC	128,464	2,031,530
Richter Gedeon Nyrt	81,156	1,176,555
India 10.7%		294,201,326
Aarti Industries, Ltd.	10,458	49,222
Aban Offshore, Ltd.	21,138	161,422
ABB, Ltd.	32,944	749,100
ABG Shipyard, Ltd. (I)	16,236	65,100
ACC, Ltd.	22,489	607,105
Adani Enterprises, Ltd.	96,061	1,104,716
Adani Ports and Special Economic Zone, Ltd.	278,291	1,558,265
Adani Power, Ltd. (I)	501,571	465,355
Aditya Birla Nuvo, Ltd.	50,286	1,403,855
Advanta, Ltd. (I)	13,725	90,215
Aegis Logistics, Ltd.	8,127	55,788
Agro Tech Foods, Ltd.	4,498	47,913
Ahmednagar Forgings, Ltd.	9,535	42,622
AIA Engineering, Ltd.	30,748	578,293
Ajanta Pharma, Ltd.	12,219	540,489
Akzo Nobel India, Ltd.	3,239	77,778

16SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Alembic Pharmaceuticals, Ltd.	74,308	$495,463
Alembic, Ltd.	126,534	80,167
Allahabad Bank	147,249	260,694
Allcargo Logistics, Ltd.	13,413	73,971
Alok Industries, Ltd.	487,315	70,727
Alstom India, Ltd.	15,910	172,849
Amara Raja Batteries, Ltd.	46,810	672,265
Ambuja Cements, Ltd.	492,930	2,143,510
Amtek Auto, Ltd.	149,007	374,484
Amtek India, Ltd.	59,139	58,794
Anant Raj, Ltd.	151,998	117,901
Andhra Bank	157,627	217,651
Apar Industries, Ltd.	4,039	23,676
Apollo Hospitals Enterprise, Ltd.	52,645	1,106,581
Apollo Tyres, Ltd.	287,152	836,905
Areva T&D India, Ltd.	18,644	154,605
Arvind, Ltd.	144,398	719,503
Asahi India Glass, Ltd. (I)	16,885	36,996
Ashok Leyland, Ltd.	1,368,930	1,479,513
Asian Paints, Ltd.	177,457	2,319,556
Atul, Ltd.	11,274	240,173
Aurobindo Pharma, Ltd.	157,004	2,613,190
Axis Bank, Ltd.	352,830	3,192,945
Axis Bank, Ltd., GDR	95	4,375
Bajaj Auto, Ltd.	54,241	1,888,813
Bajaj Corp., Ltd.	33,263	240,279
Bajaj Electricals, Ltd.	17,856	63,384
Bajaj Finance, Ltd.	17,501	1,162,442
Bajaj Finserv, Ltd.	39,547	908,665
Bajaj Hindusthan, Ltd.	266,322	79,412
Bajaj Holdings and Investment, Ltd.	41,862	944,776
Balkrishna Industries, Ltd.	34,859	338,478
Ballarpur Industries, Ltd.	487,134	115,210
Balmer Lawrie & Company, Ltd.	13,965	130,569
Balrampur Chini Mills, Ltd.	160,224	158,058
Bank of Baroda	250,535	736,754
Bank of India	135,003	517,220
Bank of Maharashtra	186,094	120,796
BASF India, Ltd.	6,740	126,409
Bata India, Ltd.	7,408	147,386
BEML, Ltd.	19,471	307,886
Berger Paints India, Ltd.	160,530	584,796
BGR Energy Systems, Ltd.	18,048	41,999
Bharat Electronics, Ltd.	8,497	520,419
Bharat Forge, Ltd.	68,219	1,379,142
Bharat Heavy Electricals, Ltd.	301,334	1,321,334
Bharat Petroleum Corp., Ltd.	145,458	1,753,589

SEE NOTES TO FINANCIAL STATEMENTS17

	Shares	Value
India (continued)
Bharti Airtel, Ltd.	618,754	$3,585,577
Bhushan Steel, Ltd.	33,252	46,696
Biocon, Ltd.	50,117	342,412
Birla Corp., Ltd.	41,760	292,490
Blue Dart Express, Ltd.	3,281	374,512
Blue Star, Ltd.	21,317	110,013
Bombay Dyeing & Manufacturing Company, Ltd.	112,251	135,264
Bosch, Ltd.	3,714	1,551,132
Brigade Enterprises, Ltd.	1,735	4,490
Britannia Industries, Ltd.	19,519	656,293
Cadila Healthcare, Ltd.	32,900	819,150
Cairn India, Ltd.	375,738	1,526,992
Canara Bank	91,968	608,608
Carborundum Universal, Ltd.	2,776	8,303
Ccl Products India, Ltd.	56,620	155,070
Ceat, Ltd.	16,162	197,222
Central Bank of India	244,718	408,918
Century Plyboards India, Ltd.	51,282	187,891
Century Textiles & Industries, Ltd.	38,674	318,156
CESC, Ltd.	73,861	717,976
Chambal Fertilizers & Chemicals, Ltd.	224,870	240,909
Chennai Petroleum Corp., Ltd. (I)	37,144	46,072
Cholamandalam Investment and Finance Company, Ltd.	8,951	83,050
Cipla, Ltd.	203,107	2,212,092
City Union Bank, Ltd.	160,171	258,090
Clariant Chemicals India, Ltd.	10,306	141,199
CMC, Ltd.	7,783	252,657
Colgate-Palmolive India, Ltd.	33,476	1,042,913
Container Corp of India	18,835	495,479
Coromandel International, Ltd.	62,400	291,620
Corp. Bank	150,570	149,175
Cox & Kings, Ltd.	45,015	239,288
CRISIL, Ltd.	4,034	135,435
Crompton Greaves, Ltd.	202,125	592,632
Cummins India, Ltd.	47,280	681,149
Cyient, Ltd.	29,533	262,756
Dabur India, Ltd.	267,299	1,143,572
Dalmia Bharat, Ltd.	22,546	172,285
DB Corp., Ltd.	6,096	38,703
DB Realty, Ltd. (I)	38,707	51,401
DCB Bank, Ltd. (I)	184,559	325,432
DCM Shriram, Ltd.	30,347	60,790
Deepak Fertilizers & Petrochemicals Corp., Ltd.	44,612	99,195
Delta Corp., Ltd.	35,103	51,782
DEN Networks, Ltd. (I)	34,948	68,356
Dena Bank	77,870	70,295
Dish TV India, Ltd. (I)	369,767	495,761

18SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Dishman Pharmaceuticals & Chemicals, Ltd.	27,086	$68,092
Divi's Laboratories, Ltd.	34,199	944,697
DLF, Ltd.	407,900	1,035,679
Dr. Reddy's Laboratories, Ltd.	52,441	2,766,262
Dr. Reddy's Laboratories, Ltd., ADR	34,550	1,820,094
Dredging Corp. of India, Ltd.	4,719	32,842
eClerx Services, Ltd.	16,401	344,192
Edelweiss Financial Services, Ltd.	274,866	300,449
Eicher Motors, Ltd.	6,579	1,680,919
EID Parry India, Ltd.	81,890	234,640
EIH, Ltd.	81,595	146,276
Electrosteel Castings, Ltd.	93,708	26,801
Elgi Equipments, Ltd.	350	856
Emami, Ltd.	43,563	676,732
Engineers India, Ltd.	52,818	177,041
Entertainment Network India, Ltd.	2,857	28,493
Eros International Media, Ltd.	31,372	198,168
Escorts, Ltd.	43,887	94,182
Ess Dee Aluminium, Ltd.	8,586	26,928
Essar Oil, Ltd. (I)	198,149	346,632
Essar Ports, Ltd.	118,939	219,843
Essel Propack, Ltd.	89,057	171,274
Eveready Industries India, Ltd.	21,433	72,565
Exide Industries, Ltd.	260,065	761,930
FAG Bearings India, Ltd.	2,433	153,524
FDC, Ltd.	51,198	129,696
Federal Bank, Ltd.	806,835	1,859,794
Federal-Mogul Goetze India, Ltd. (I)	8,475	61,277
Financial Technologies India, Ltd.	15,328	42,856
Finolex Cables, Ltd.	89,396	392,384
Finolex Industries, Ltd.	64,689	306,347
Firstsource Solutions, Ltd. (I)	302,832	155,332
Fortis Healthcare, Ltd. (I)	115,969	302,995
Future Consumer Enterprise, Ltd. (I)	305,681	69,758
Gabriel India, Ltd.	49,129	69,022
GAIL India, Ltd.	221,256	1,460,896
GAIL India, Ltd., GDR	1,143	45,929
Gammon Infrastructure Projects, Ltd. (I)	26,614	7,270
Gateway Distriparks, Ltd.	76,644	508,480
Gillette India, Ltd.	1,325	89,316
Gitanjali Gems, Ltd. (I)	23,879	20,736
GlaxoSmithKline Consumer Healthcare, Ltd.	4,381	409,792
GlaxoSmithKline Pharmaceuticals, Ltd.	163	8,132
Glenmark Pharmaceuticals, Ltd.	60,227	759,333
Global Offshore Services, Ltd.	9,583	124,804
GMR Infrastructure, Ltd.	1,267,487	402,421
Godfrey Phillips India, Ltd.	2,623	20,201

SEE NOTES TO FINANCIAL STATEMENTS19

	Shares	Value
India (continued)
Godrej Consumer Products, Ltd.	73,221	$1,347,569
Godrej Industries, Ltd.	38,812	208,582
Godrej Properties, Ltd.	42,583	205,038
Graphite India, Ltd.	80,822	113,857
Grasim Industries, Ltd.	31,208	1,957,789
Greaves Cotton, Ltd.	62,526	155,459
Grindwell Norton, Ltd.	43	491
Gujarat Alkalies & Chemicals, Ltd.	50,650	153,280
Gujarat Fluorochemicals, Ltd.	32,948	407,510
Gujarat Gas Company, Ltd.	28,064	266,582
Gujarat Industries Power Company, Ltd.	14,146	18,569
Gujarat Mineral Development Corp., Ltd.	81,437	155,299
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	65,805	87,442
Gujarat Pipavav Port, Ltd. (I)	95,764	346,932
Gujarat State Fertilisers & Chemicals, Ltd.	178,141	269,946
Gujarat State Petronet, Ltd.	191,729	372,742
Gulf Oil Corp., Ltd.	22,053	57,507
Gulf Oil Lubricants India, Ltd.	22,053	170,920
GVK Power & Infrastructure, Ltd. (I)	648,891	106,589
Hathway Cable & Datacom, Ltd. (I)	269,630	231,436
Havells India, Ltd.	292,245	1,295,787
HCL Infosystems, Ltd. (I)	185,657	149,734
HCL Technologies, Ltd.	181,368	5,905,747
HDFC Bank, Ltd.	538,287	10,437,262
HEG, Ltd.	17,873	62,089
HeidelbergCement India, Ltd. (I)	87,352	113,177
Hero Motorcorp, Ltd.	47,670	2,055,147
Hexa Tradex, Ltd. (I)	42,642	19,539
Hexaware Technologies, Ltd.	327,232	1,444,745
Hikal, Ltd.	15,030	35,748
Himachal Futuristic Communications, Ltd. (I)	795,229	203,507
Hindalco Industries, Ltd.	1,014,546	2,553,143
Hinduja Ventures, Ltd.	5,652	34,023
Hindustan Construction Company, Ltd. (I)	41,263	24,641
Hindustan Petroleum Corp., Ltd.	66,901	655,726
Hindustan Unilever, Ltd.	147,208	2,114,664
Hitachi Home & Life Solutions India, Ltd.	10,006	190,818
Honeywell Automation India, Ltd.	130	18,738
Hotel Leela Venture, Ltd. (I)	161,732	58,419
Housing Development & Infrastructure, Ltd. (I)	364,708	708,689
HSIL, Ltd.	27,538	184,437
HT Media, Ltd.	21,475	46,399
Huhtamaki PPL, Ltd.	7,301	25,418
ICICI Bank, Ltd.	742,413	4,053,384
ICICI Bank, Ltd., ADR	328,105	3,822,423
ICRA, Ltd.	1,035	64,144
IDBI Bank, Ltd.	325,447	396,205

20SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Idea Cellular, Ltd.	901,673	$2,276,062
IDFC, Ltd.	597,521	1,775,480
IFCI, Ltd.	799,536	519,543
IIFL Holdings, Ltd.	254,359	756,566
IL&FS Transportation Networks, Ltd.	23,349	80,604
Indiabulls Housing Finance, Ltd.	289,639	2,956,203
Indiabulls Infrastructure and Power, Ltd. (I)	1,348,842	59,769
Indiabulls Real Estate, Ltd.	251,053	338,133
Indian Bank	92,080	287,630
Indian Hotels Company, Ltd.	502,469	924,603
Indian Oil Corp., Ltd.	95,827	516,770
Indian Overseas Bank	198,424	156,108
Indoco Remedies, Ltd.	22,414	111,484
Indraprastha Gas, Ltd.	34,896	249,288
IndusInd Bank, Ltd.	99,860	1,478,970
Info Edge India, Ltd.	11,381	150,190
Infosys, Ltd.	176,408	6,475,120
Infosys, Ltd., ADR (L)	168,774	6,195,694
ING Vysya Bank, Ltd.	77,939	1,197,094
Ingersoll-Rand India, Ltd.	9,856	158,221
Inox Leisure, Ltd. (I)	18,663	53,417
Intellect Design Arena, Ltd. (I)	63,788	110,588
Ipca Laboratories, Ltd.	21,683	234,900
IRB Infrastructure Developers, Ltd.	128,055	531,892
ITC, Ltd.	1,112,119	7,078,196
Jagran Prakashan, Ltd.	72,113	155,228
Jain Irrigation Systems, Ltd.	245,512	287,015
Jaiprakash Associates, Ltd.	813,565	343,858
Jaiprakash Power Ventures, Ltd. (I)	623,661	126,937
Jammu & Kashmir Bank, Ltd.	338,170	616,299
Jaypee Infratech, Ltd.	132,566	43,283
JB Chemicals & Pharmaceuticals, Ltd.	44,422	137,795
JBF Industries, Ltd.	24,468	87,189
Jindal Poly Films, Ltd.	15,538	51,021
Jindal Saw, Ltd.	176,270	222,243
Jindal Steel & Power, Ltd.	202,531	633,562
JK Cement, Ltd.	22,552	258,199
JK Lakshmi Cement, Ltd.	70,257	386,662
JK Tyre & Industries, Ltd.	68,725	128,766
JM Financial, Ltd.	368,362	321,038
JSW Energy, Ltd.	442,601	854,808
Jsw Holdings, Ltd. (I)	692	11,041
JSW Steel, Ltd.	123,306	2,012,459
Jubilant Foodworks, Ltd. (I)	22,665	608,427
Jubilant Life Sciences, Ltd.	64,699	167,495
Just Dial, Ltd.	11,528	257,256
Kajaria Ceramics, Ltd.	45,197	598,184

SEE NOTES TO FINANCIAL STATEMENTS21

	Shares	Value
India (continued)
Kalpataru Power Transmission, Ltd.	46,835	$179,730
Kansai Nerolac Paints, Ltd.	3,384	127,026
Kaveri Seed Company, Ltd.	27,906	427,255
KEC International, Ltd.	68,163	93,145
Kesoram Industries, Ltd.	80,244	159,625
Kirloskar Brothers, Ltd.	4,757	15,178
Kolte-patil Developers, Ltd.	12,539	44,164
Kotak Mahindra Bank, Ltd.	152,938	3,302,723
KPIT Cummins Infosystems, Ltd.	115,633	401,082
KRBL, Ltd.	34,245	79,320
KSB Pumps, Ltd.	7,884	88,485
KSK Energy Ventures, Ltd. (I)	7,103	8,412
Lakshmi Machine Works, Ltd.	2,932	185,077
Lakshmi Vilas Bank, Ltd.	64,491	100,911
Lanco Infratech, Ltd. (I)	511,323	56,022
Larsen & Toubro, Ltd.	104,256	2,971,003
Larsen & Toubro, Ltd., GDR	34,596	997,717
Lupin, Ltd.	57,843	1,626,103
Mahanagar Telephone Nigam (I)	189,203	88,895
Maharashtra Seamless, Ltd.	54,295	187,568
Mahindra & Mahindra, Ltd.	281,424	5,805,645
Mahindra & Mahindra, Ltd., GDR	19,216	400,204
Mahindra Holidays & Resorts India, Ltd.	12,942	54,109
Mahindra Lifespace Developers, Ltd.	21,630	191,349
Manaksia Aluminium Company, Ltd. (I)	12,351	4,009
Manaksia Coated Metals (I)	12,351	4,009
Manaksia Steels, Ltd. (I)	12,351	4,009
Manaksia, Ltd. (I)	12,351	4,009
Mangalore Refinery and Petrochemicals, Ltd. (I)	252,641	257,918
Marico Kaya Enterprises, Ltd. (I)	1,827	40,600
Marico, Ltd.	105,291	613,970
Maruti Suzuki India, Ltd.	46,311	2,715,873
MAX India, Ltd.	49,399	351,068
McLeod Russel India, Ltd.	37,627	141,338
Mercator, Ltd.	212,137	69,202
Merck, Ltd.	3,922	51,909
MindTree, Ltd.	58,637	1,378,093
Monnet Ispat & Energy, Ltd.	4,769	4,844
Monsanto India, Ltd.	5,675	296,767
Motherson Sumi Systems, Ltd.	184,770	1,370,879
Motilal Oswal Financial Services, Ltd.	469	2,221
Mphasis, Ltd.	31,866	197,112
MPS, Ltd.	270	3,712
MRF, Ltd.	1,922	1,280,045
Nagarjuna Fertilizers & Chemicals, Ltd. (I)	252,025	43,187
Nagarjuna Oil Refinery, Ltd. (I)	31,205	1,971
Natco Pharma, Ltd.	9,399	205,709

22SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
National Aluminium Company, Ltd.	427,632	$332,087
Nava Bharat Ventures, Ltd.	43,984	134,791
Navneet Publications India, Ltd.	93,894	171,275
NCC, Ltd.	413,460	508,536
NESCO, Ltd.	4,348	113,825
Nestle India, Ltd.	7,288	827,389
NHPC, Ltd.	1,621,426	557,735
NIIT Technologies, Ltd.	45,471	298,890
NIIT, Ltd.	86,244	63,251
Nitin Fire Protection Industries, Ltd.	56,264	37,527
Noida Toll Bridge Company, Ltd.	76,450	42,713
NTPC, Ltd.	879,043	2,263,920
Oberoi Realty, Ltd.	36,624	191,227
OCL India, Ltd.	3,751	29,653
Oil & Natural Gas Corp., Ltd.	356,971	1,873,070
Oil India, Ltd.	97,411	785,443
Omaxe, Ltd.	106,368	218,664
Oracle Financial Services Software, Ltd.	12,261	647,175
Orient Cement, Ltd.	82,674	235,799
Oriental Bank of Commerce	77,057	301,977
Orissa Minerals Development Company, Ltd.	400	18,832
Page Industries, Ltd.	4,271	799,286
Pantaloon Retail India, Ltd.	32,018	59,458
Parsvnath Developers, Ltd. (I)	129,259	55,050
PC Jeweller, Ltd.	27,711	121,933
Peninsula Land, Ltd.	89,370	49,542
Persistent Systems, Ltd.	8,638	250,385
Petronet LNG, Ltd.	173,825	514,744
Pfizer, Ltd.	8,477	278,353
PI Industries, Ltd.	35,155	337,448
Pidilite Industries, Ltd.	85,459	769,551
Pipavav Defence & Offshore Engineering Company, Ltd. (I)	85,649	107,447
Piramal Enterprises, Ltd.	87,007	1,270,806
Plethico Pharmaceuticals, Ltd. (I)	5,976	3,262
Polaris Financial Technology, Ltd.	93,425	214,536
Polyplex Corp., Ltd.	12,401	37,147
Power Grid Corp. of India, Ltd.	479,923	1,242,851
Praj Industries, Ltd.	57,344	58,899
Prestige Estates Projects, Ltd.	47,239	213,258
Prism Cement, Ltd. (I)	71,827	130,192
Procter & Gamble Hygiene & Health Care, Ltd.	2,300	260,134
PTC India Financial Services, Ltd.	177,436	171,390
PTC India, Ltd.	253,385	364,653
Punj Lloyd, Ltd. (I)	224,909	145,107
Punjab & Sind Bank	12,349	10,951
Punjab National Bank	25,000	67,232
Puravankara Projects, Ltd.	5,372	6,895

SEE NOTES TO FINANCIAL STATEMENTS23

	Shares	Value
India (continued)
Radico Khaitan, Ltd.	60,239	$85,760
Rain Industries, Ltd.	114,375	68,527
Rajesh Exports, Ltd.	43,299	118,399
Rallis India, Ltd.	67,146	280,203
Ranbaxy Laboratories, Ltd. (I)	64,371	714,042
Ratnamani Metals & Tubes, Ltd.	6,611	79,599
Raymond, Ltd.	43,363	349,508
Redington India, Ltd.	123,482	247,557
REI Agro, Ltd.	164,589	2,659
Relaxo Footwears, Ltd.	5,997	70,384
Reliance Capital, Ltd.	108,604	808,856
Reliance Communications, Ltd.	564,683	639,859
Reliance Industries, Ltd.	558,159	7,767,839
Reliance Infrastructure, Ltd.	72,487	558,280
Reliance Power, Ltd. (I)	555,888	577,075
Rolta India, Ltd.	80,748	233,889
Ruchi Soya Industries, Ltd.	127,227	89,258
Rural Electrification Corp., Ltd.	364,591	1,976,965
Sadbhav Engineering, Ltd.	12,270	63,420
Sanofi India, Ltd.	3,058	164,274
Schneider Electric Infrastructure, Ltd. (I)	21,720	67,398
Sesa Sterlite, Ltd.	70,743	248,594
Sesa Sterlite, Ltd., ADR	195,801	2,786,248
Shasun Pharmaceuticals, Ltd.	15,065	66,504
Shipping Corp. of India, Ltd. (I)	121,548	115,957
Shoppers Stop, Ltd.	8,260	62,008
Shree Cement, Ltd.	4,757	848,280
Shree Renuka Sugars, Ltd.	287,615	75,486
Shriram Transport Finance Company, Ltd.	43,154	809,178
Siemens India, Ltd.	48,698	1,045,761
Simplex Infrastructures, Ltd.	4,288	29,145
Sintex Industries, Ltd.	234,307	447,033
SJVN, Ltd.	393,949	159,643
SKF India, Ltd.	9,218	210,672
SML Isuzu, Ltd.	827	13,642
Sobha Developers, Ltd.	50,252	387,201
Solar Industries India, Ltd.	1,324	71,140
Sona Koyo Steering Systems, Ltd.	29,557	24,170
Sonata Software, Ltd.	27,631	65,425
SREI Infrastructure Finance, Ltd.	294,220	224,228
SRF, Ltd.	19,638	303,483
State Bank of Bikaner & Jaipur	18,445	187,024
State Bank of India	593,750	2,886,008
State Bank of India, GDR	9,002	439,881
State Bank of Travancore	4,261	38,136
Sterlite Technologies, Ltd.	122,158	130,283
Strides Arcolab, Ltd.	10,655	157,008

24SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
India (continued)
Styrolution ABS India, Ltd.	189	$2,026
Sun Pharma Advanced Research Company, Ltd. (I)	56,021	346,508
Sun Pharmaceutical Industries, Ltd.	310,991	4,416,605
Sun TV Network, Ltd.	79,973	549,892
Sundaram Finance, Ltd.	17,300	424,128
Sundram Fasteners, Ltd.	56,246	164,065
Supreme Industries, Ltd.	34,356	367,421
Swaraj Engines, Ltd.	3,065	39,385
Syndicate Bank	165,888	320,000
Tamil Nadu Newsprint & Papers, Ltd.	37,939	83,284
Tata Chemicals, Ltd.	57,964	437,146
Tata Communications, Ltd.	58,989	382,014
Tata Consultancy Services, Ltd.	227,590	9,805,974
Tata Elxsi, Ltd.	15,104	259,862
Tata Global Beverages, Ltd.	410,020	1,039,306
Tata Motors, Ltd.	279,898	2,604,455
Tata Motors, Ltd., ADR	53,090	2,613,090
Tata Power Company, Ltd.	866,462	1,223,130
Tata Sponge Iron, Ltd.	4,883	61,503
Tata Steel, Ltd.	322,120	1,834,588
Tata Teleservices Maharashtra, Ltd. (I)	545,887	77,768
Tech Mahindra, Ltd.	96,259	4,411,966
Techno Electric & Engineering Company, Ltd.	4,467	29,148
Texmaco Rail & Engineering, Ltd.	5,288	12,845
The Great Eastern Shipping Company, Ltd.	84,792	505,053
The India Cements, Ltd.	309,375	501,054
The Karnataka Bank, Ltd.	140,550	301,389
The Karur Vysya Bank, Ltd.	49,942	470,528
The Phoenix Mills, Ltd.	15,361	97,703
The Ramco Cements, Ltd.	89,830	480,038
The South Indian Bank, Ltd.	847,658	377,488
Thermax, Ltd.	21,037	391,203
Time Technoplast, Ltd.	105,115	85,731
Timken India, Ltd.	2,088	18,452
Titan Company, Ltd.	96,547	695,172
Torrent Pharmaceuticals, Ltd.	47,863	805,235
Torrent Power, Ltd.	111,484	310,400
Transport Corp. of India, Ltd.	19,321	77,822
Tree House Education And Accessories, Ltd.	8,309	62,028
Trent, Ltd.	871	21,140
Triveni Turbine, Ltd.	99,436	192,750
TTK Prestige, Ltd.	1,939	94,820
Tube Investments of India, Ltd.	46,789	269,536
TV18 Broadcast, Ltd. (I)	444,964	244,901
TVS Motor Company, Ltd.	137,219	626,989
UCO Bank	198,438	232,009
Uflex, Ltd.	34,032	75,945

SEE NOTES TO FINANCIAL STATEMENTS25

	Shares	Value
India (continued)
Ultratech Cement, Ltd.	27,084	$1,370,124
Unichem Laboratories, Ltd.	15,334	54,793
Union Bank of India, Ltd.	180,959	514,756
Unitech, Ltd. (I)	1,334,364	464,444
United Breweries, Ltd.	44,114	713,148
United Spirits, Ltd.	11,664	645,755
UPL, Ltd.	238,068	1,622,979
Usha Martin, Ltd.	176,167	83,470
Uttam Galva Steels, Ltd. (I)	10,613	10,902
Uttam Value Steels, Ltd. (I)	25,353	2,267
V-Guard Industries, Ltd.	7,855	120,333
VA Tech Wabag, Ltd.	6,366	186,705
Vakrangee, Ltd.	115,843	232,128
Vardhman Textiles, Ltd.	14,933	124,524
Videocon Industries, Ltd.	86,553	224,384
Vijaya Bank	193,537	152,421
VIP Industries, Ltd.	108,842	177,182
Voltas, Ltd.	89,794	374,658
VST Industries, Ltd.	2,691	75,938
WABCO India, Ltd.	2,647	222,153
Welspun Corp, Ltd.	67,511	75,423
Welspun Enterprises, Ltd. (I)	1,343	7,143
Welspun India, Ltd.	4,048	23,477
Wipro, Ltd.	479,233	5,086,767
Wockhardt, Ltd.	29,191	747,967
Yes Bank, Ltd.	231,273	3,082,214
Zee Entertainment Enterprises, Ltd.	392,206	2,202,638
Zensar Technologies, Ltd.	10,039	117,008
Zuari Agro Chemicals, Ltd.	9,847	42,975
Zydus Wellness, Ltd.	8,264	110,510
Indonesia 3.3%		89,780,091
Ace Hardware Indonesia Tbk PT	7,373,800	481,648
Adaro Energy Tbk PT	14,968,100	1,110,247
Adhi Karya Persero Tbk PT	1,606,100	427,168
Agung Podomoro Land Tbk PT	8,702,400	308,553
AKR Corporindo Tbk PT	1,516,000	570,971
Alam Sutera Realty Tbk PT	14,806,500	765,501
Aneka Tambang Persero Tbk PT	5,330,000	413,934
Arwana Citramulia Tbk PT	2,507,900	185,155
Asahimas Flat Glass Tbk PT	113,500	70,177
Astra Agro Lestari Tbk PT	495,600	943,301
Astra Graphia Tbk PT	606,500	94,044
Astra International Tbk PT	12,982,700	7,874,447
Bakrie & Brothers Tbk PT (I)	129,839,261	502,280
Bakrie Sumatera Plantations Tbk PT (I)	17,913,000	69,308
Bakrie Telecom Tbk PT (I)	34,369,000	132,956
Bakrieland Development Tbk PT (I)	43,066,000	166,600

26SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Bank Bukopin Tbk PT	4,762,666	$292,913
Bank Central Asia Tbk PT	3,795,600	4,138,762
Bank Danamon Indonesia Tbk PT	3,002,071	1,114,366
Bank Mandiri Persero Tbk PT	4,412,046	4,092,010
Bank Negara Indonesia Persero Tbk PT	3,686,403	1,957,817
Bank Pan Indonesia Tbk PT (I)	8,366,900	712,054
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	4,119,400	312,187
Bank Permata Tbk PT	25,500	3,236
Bank Rakyat Indonesia Persero Tbk PT	8,858,900	8,817,111
Bank Tabungan Negara Persero Tbk PT	5,801,498	480,212
Bank Tabungan Pensiunan Nasional Tbk PT (I)	227,500	74,016
Barito Pacific Tbk PT (I)	3,360,000	76,729
Bayan Resources Tbk PT (I)	98,000	57,812
Benakat Petroleum Energy Tbk PT	2,038,300	17,496
Berau Coal Energy Tbk PT (I)	2,539,400	15,702
Berlian Laju Tanker Tbk PT (I)	11,916,666	0
BISI International Tbk PT	1,070,100	88,864
Budi Starch & Sweetener Tbk PT (I)	2,039,000	15,969
Bumi Resources Minerals Tbk PT (I)	1,665,300	29,624
Bumi Resources Tbk PT (I)	31,738,030	220,748
Bumi Serpong Damai Tbk PT	7,573,000	1,297,405
BW Plantation Tbk PT	3,811,500	107,950
Central Proteinaprima Tbk PT (I)	5,430,300	48,649
Chandra Asri Petrochemical Tbk PT	8,000	1,789
Charoen Pokphand Indonesia Tbk PT	4,271,320	1,249,694
Ciputra Development Tbk PT	15,864,000	1,818,704
Ciputra Property Tbk PT	2,585,900	148,959
Ciputra Surya Tbk PT	1,437,500	338,525
Citra Marga Nusaphala Persada Tbk PT	1,975,000	414,204
Darma Henwa Tbk PT (I)	20,860,500	80,698
Delta Dunia Makmur Tbk PT (I)	6,032,500	66,699
Elnusa Tbk PT	4,227,800	184,578
Energi Mega Persada Tbk PT (I)	40,739,638	302,221
Erajaya Swasembada Tbk PT (I)	1,509,800	130,624
Exploitasi Energi Indonesia Tbk PT (I)	3,373,000	27,385
Express Transindo Utama Tbk PT	2,064,300	137,322
Fajar Surya Wisesa Tbk PT (I)	146,500	18,642
Gajah Tunggal Tbk PT	2,601,000	281,411
Garuda Indonesia Persero Tbk PT (I)	1,599,900	64,955
Global Mediacom Tbk PT	7,667,400	1,194,435
Golden Eagle Energy Tbk PT (I)	368,800	57,067
Gudang Garam Tbk PT	290,743	1,200,305
Hanson International Tbk PT (I)	6,680,300	390,106
Harum Energy Tbk PT	1,112,900	142,419
Hexindo Adiperkasa Tbk PT	117,000	33,351
Holcim Indonesia Tbk PT	1,567,500	231,524
Indah Kiat Pulp & Paper Corp. Tbk PT	4,254,000	305,893

SEE NOTES TO FINANCIAL STATEMENTS27

	Shares	Value
Indonesia (continued)
Indika Energy Tbk PT	2,104,400	$73,877
Indo Tambangraya Megah Tbk PT	450,900	588,855
Indocement Tunggal Prakarsa Tbk PT	849,300	1,580,461
Indofood CBP Sukses Makmur Tbk PT	406,500	449,107
Indofood Sukses Makmur Tbk PT	3,686,100	2,106,895
Indosat Tbk PT	1,053,700	336,475
Inovisi Infracom Tbk PT (I)	671,012	6,074
Intiland Development Tbk PT	5,569,000	253,648
Japfa Comfeed Indonesia Tbk PT	5,254,200	365,289
Jasa Marga Tbk PT	1,491,900	818,897
Kalbe Farma Tbk PT	12,581,800	1,756,168
Kawasan Industri Jababeka Tbk PT	17,916,919	501,012
Krakatau Steel Persero Tbk PT (I)	608,000	21,770
Lippo Cikarang Tbk PT (I)	505,800	466,291
Lippo Karawaci Tbk PT	13,758,325	1,254,286
Malindo Feedmill Tbk PT	1,159,000	191,767
Matahari Putra Prima Tbk PT	3,161,000	1,022,150
Mayora Indah Tbk PT	258,708	489,779
Medco Energi Internasional Tbk PT	2,330,400	540,571
Media Nusantara Citra Tbk PT	4,368,300	1,063,758
Metrodata Electronics Tbk PT	246,800	12,499
Mitra Adiperkasa Tbk PT	1,088,100	460,252
MNC Investama Tbk PT	24,011,300	631,596
MNC Sky Vision Tbk PT	451,800	59,616
Modern Internasional Tbk PT	304,100	15,086
Modernland Realty Tbk PT	1,751,600	79,195
Multipolar Corp. Tbk PT	6,996,400	500,032
Nippon Indosari Corpindo Tbk PT	880,900	83,751
Nusantara Infrastructure Tbk PT (I)	9,591,800	143,868
Pabrik Kertas Tjiwi Kimia Tbk PT	642,000	41,217
Pakuwon Jati Tbk PT	17,218,200	729,884
Pan Brothers Tbk PT	470,100	17,457
Panin Financial Tbk PT (I)	20,566,400	492,823
Panin Sekuritas Tbk PT	22,500	8,284
Paninvest Tbk PT	1,443,000	82,526
Pembangunan Perumahan Persero Tbk PT	3,623,500	1,137,244
Perusahaan Gas Negara Persero Tbk PT	4,590,600	1,844,005
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	4,426,400	642,212
Petrosea Tbk PT	243,000	15,789
Ramayana Lestari Sentosa Tbk PT	4,070,000	224,777
Resource Alam Indonesia Tbk PT	392,500	31,131
Salim Ivomas Pratama Tbk PT	1,743,000	100,206
Samindo Resources Tbk PT	31,500	1,182
Sampoerna Agro Tbk PT	1,086,500	173,090
Samudera Indonesia Tbk PT	23,000	18,318
Selamat Sempurna Tbk PT	1,127,500	407,381
Semen Baturaja Persero Tbk PT	1,308,400	37,023

28SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Indonesia (continued)
Semen Gresik Persero Tbk PT	1,980,900	$2,279,625
Sentul City Tbk PT (I)	32,474,200	362,631
Sinar Mas Multiartha Tbk PT	37,000	11,419
Sri Rejeki Isman Tbk PT	7,901,200	93,465
Sugih Energy Tbk PT (I)	11,352,800	365,341
Summarecon Agung Tbk PT	9,548,800	1,336,866
Surya Citra Media Tbk PT	2,577,200	727,281
Surya Semesta Internusa Tbk PT	3,589,700	373,449
Suryainti Permata Tbk PT (I)	1,802,000	0
Tambang Batubara Bukit Asam Persero Tbk PT	945,000	779,434
Telekomunikasi Indonesia Persero Tbk PT	7,719,300	1,750,367
Telekomunikasi Indonesia Tbk PT, ADR	77,740	3,506,074
Tempo Scan Pacific Tbk PT	130,300	26,057
Tiga Pilar Sejahtera Food Tbk	1,816,500	308,816
Timah Persero Tbk PT	4,180,080	329,540
Tiphone Mobile Indonesia Tbk PT (I)	2,736,200	209,491
Total Bangun Persada Tbk PT	1,726,900	146,514
Tower Bersama Infrastructure Tbk PT	1,368,300	981,438
Trada Maritime Tbk PT (I)	2,675,000	14,696
Trias Sentosa Tbk PT	1,000,000	27,114
Trimegah Securities Tbk PT (I)	1,137,100	5,554
Truba Alam Manunggal Engineering Tbk PT (I)	19,436,000	18,045
Tunas Baru Lampung Tbk PT	1,768,600	95,057
Tunas Ridean Tbk PT	872,500	47,265
Unilever Indonesia Tbk PT	740,200	2,060,714
United Tractors Tbk PT	1,135,100	1,821,375
Vale Indonesia Tbk PT	3,403,000	927,229
Visi Media Asia Tbk PT (I)	4,886,700	217,325
Waskita Karya Persero Tbk PT	2,520,900	353,677
Wijaya Karya Persero Tbk PT	2,712,100	767,175
Wintermar Offshore Marine Tbk PT	208,300	9,984
XL Axiata Tbk PT	2,804,600	1,040,067
Luxembourg 0.0%		44,424
O'Key Group SA, GDR	12,712	44,424
Malaysia 4.3%		119,755,090
Adventa BHD (I)	25,200	6,153
Aeon Company BHD	485,200	430,718
AEON Credit Service M BHD	6,360	23,456
Affin Holdings BHD	662,990	538,736
AirAsia BHD	1,519,200	1,103,947
AirAsia X Bhd (I)	1,165,400	187,589
Alam Maritim Resources BHD	503,700	105,909
Alliance Financial Group BHD	1,182,400	1,581,163
Amcorp Properties BHD	36,200	7,828
AMMB Holdings BHD	2,338,150	4,142,393
Amway Malaysia Holdings BHD	400	1,235

SEE NOTES TO FINANCIAL STATEMENTS29

	Shares	Value
Malaysia (continued)
Ann Joo Resources BHD	256,700	$74,671
APM Automotive Holdings BHD	115,500	159,274
Astro Malaysia Holdings BHD	958,800	869,637
Axiata Group BHD	1,495,700	2,970,305
Batu Kawan BHD	26,700	135,134
Benalec Holdings BHD	518,300	120,641
Berjaya Assets BHD	388,400	89,451
Berjaya Corp. BHD	3,698,200	461,445
Berjaya Land BHD	846,900	184,031
Berjaya Sports Toto BHD	621,241	579,171
BIMB Holdings BHD	565,900	634,273
Bintulu Port Holdings BHD	300	600
Bonia, Corp. BHD	527,800	140,637
Boustead Holdings BHD	421,306	543,580
Boustead Plantations BHD	84,200	34,120
British American Tobacco Malaysia BHD	80,500	1,542,964
Bumi Armada BHD	1,599,500	504,750
Bursa Malaysia BHD	301,400	693,472
Cahya Mata Sarawak BHD	506,100	605,906
Carlsberg Brewery-Malay BHD	168,900	603,113
CB Industrial Product Holding BHD	377,540	215,842
CIMB Group Holdings BHD	2,112,834	3,486,871
Coastal Contracts BHD	272,666	234,590
CSC Steel Holdings BHD	234,900	64,166
Cypark Resources BHD	129,400	66,720
Daibochi Plastic & Packaging Industry BHD	9,100	10,747
Daya Materials BHD	1,450,200	60,148
Dayang Enterprise Holdings BHD	309,600	244,578
Dialog Group BHD	1,872,460	845,473
DiGi.Com BHD	1,400,080	2,468,589
DKSH Holdings Malaysia BHD	6,800	11,305
DRB-Hicom BHD	1,212,100	654,917
Dutch Lady Milk Industries BHD	9,900	128,586
Eastern & Oriental BHD	913,770	570,125
ECM Libra Financial Group BHD (I)	100,844	29,418
Evergreen Fibreboard BHD (I)	388,400	113,284
Faber Group BHD	287,400	222,472
Fraser & Neave Holdings BHD	45,100	227,170
Gamuda BHD	1,352,300	1,972,985
Genting BHD	1,268,600	3,115,009
Genting Malaysia BHD	1,880,100	2,143,861
Genting Plantations BHD	193,400	556,732
Globetronics Technology BHD	249,080	335,134
Glomac BHD	411,400	114,138
Goldis BHD (I)	356,063	234,253
Green Packet BHD (I)	409,300	35,180
Guinness Anchor BHD	133,500	515,268

30SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
GuocoLand Malaysia BHD	183,100	$65,419
Hai-O Enterprise BHD	58,500	38,473
Hap Seng Consolidated BHD	813,400	882,370
Hap Seng Plantations Holdings BHD	241,000	177,182
Hartalega Holdings BHD	219,700	490,722
Ho Wah Genting BHD (I)	545,500	20,434
Hock Seng LEE BHD	188,092	94,419
Hong Leong Bank BHD	274,040	1,091,296
Hong Leong Financial Group BHD	252,900	1,179,490
Hong Leong Industries BHD	84,300	106,386
Hua Yang BHD	148,366	83,416
Hwang Capital Malaysia BHD	69,400	37,377
I-BHD	568,200	100,898
IJM Corp. BHD	1,448,680	2,890,148
IJM Land BHD	437,700	449,668
IJM Plantations BHD	204,200	214,988
Inari Amertron BHD	320,850	273,976
Insas BHD	488,074	121,806
Integrax BHD	74,400	66,512
IOI Corp. BHD	1,559,900	2,038,143
IOI Properties Group BHD	640,557	377,895
Iris Corp. BHD	1,485,500	127,610
Iskandar Waterfront City BHD (I)	339,000	120,308
JAKS Resources BHD (I)	413,200	68,776
Jaya Tiasa Holdings BHD	403,105	219,046
JCY International BHD	623,800	128,017
K&N Kenanga Holdings BHD (I)	199,317	34,225
Karambunai Corp. BHD (I)	1,224,300	20,377
Keck Seng Malaysia BHD	287,150	424,277
Kian JOO CAN Factory BHD	332,000	277,315
Kim Loong Resources BHD	37,800	27,492
Kimlun Corp. BHD	93,700	33,529
KLCC Property Holdings BHD	577,700	1,110,029
KNM Group BHD (I)	1,760,425	343,508
Kossan Rubber Industries BHD	307,400	458,659
KPJ Healthcare BHD	513,600	569,790
KSL Holdings BHD	435,369	264,450
Kuala Lumpur Kepong BHD	233,858	1,474,559
KUB Malaysia BHD (I)	592,900	68,175
Kulim Malaysia BHD	511,700	466,423
Kumpulan Europlus BHD (I)	192,200	58,668
Kumpulan Fima BHD	93,300	52,268
Kumpulan Perangsang Selangor BHD	251,200	109,988
Lafarge Malayan Cement BHD	349,000	978,457
Land & General BHD	865,500	120,329
Landmarks BHD (I)	325,700	106,666
LBS Bina Group BHD	210,000	90,189

SEE NOTES TO FINANCIAL STATEMENTS31

	Shares	Value
Malaysia (continued)
Lion Industries Corp. BHD	544,000	$70,895
LPI Capital BHD	12,600	78,307
Magnum BHD	400,400	304,485
Mah Sing Group BHD	1,036,410	584,567
Malayan Banking BHD	2,290,555	5,844,652
Malayan Flour Mills BHD	278,800	121,373
Malaysia Airports Holdings BHD	532,195	1,085,191
Malaysia Building Society BHD	232,887	142,449
Malaysia Marine and Heavy Engineering Holdings BHD	432,900	163,170
Malaysian Bulk Carriers BHD	408,700	145,057
Malaysian Pacific Industries BHD	73,138	126,792
Malaysian Resources Corp. BHD	1,862,000	707,390
Malton BHD	304,200	72,647
Matrix Concepts Holdings BHD	285,500	228,955
Maxis BHD	813,485	1,591,564
MBM Resources BHD	151,150	140,004
Media Chinese International, Ltd.	186,800	37,046
Media Prima BHD	1,039,380	518,932
Mega First Corp. BHD	193,700	134,863
MISC BHD	609,650	1,423,876
MK Land Holdings BHD	623,400	75,170
MKH BHD	200,533	170,109
MMC Corp. BHD	988,700	713,556
MNRB Holdings BHD	55,100	56,581
MPHB Capital BHD (I)	145,400	85,068
Mudajaya Group BHD	232,800	96,174
Muhibbah Engineering Malaysia BHD	405,600	257,252
Mulpha International BHD (I)	1,698,900	179,110
My EG Services BHD	557,600	386,437
Naim Holdings BHD	148,000	131,434
Narra Industries BHD (I)	67,932	71,296
NCB Holdings BHD	29,600	20,537
Nestle Malaysia BHD	4,100	83,624
NTPM Holdings BHD	145,500	28,653
Oldtown BHD	360,400	175,914
Oriental Holdings BHD	365,420	715,882
OSK Holdings BHD	812,645	490,698
Padini Holdings BHD	592,600	236,633
Panasonic Manufacturing Malaysia BHD	10,900	64,739
Pantech Group Holdings BHD	268,400	57,297
Paramount Corp. BHD	85,400	36,535
Parkson Holdings BHD	495,282	323,023
Perdana Petroleum BHD	640,900	218,234
Perisai Petroleum Teknologi BHD (I)	974,700	176,819
Petronas Chemicals Group BHD	1,156,600	1,754,331
Petronas Dagangan BHD	153,500	833,587
Petronas Gas BHD	298,900	1,911,182

32SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Malaysia (continued)
Pharmaniaga BHD	12,000	$18,640
PJ Development Holdings BHD	297,900	125,859
POS Malaysia BHD	381,700	510,148
Power Root BHD	71,000	30,079
PPB Group BHD	457,700	1,853,140
Press Metal BHD	396,800	331,091
Prestariang BHD	355,700	222,910
Protasco BHD	289,400	138,838
Public Bank BHD	1,436,860	7,301,532
Puncak Niaga Holding BHD (I)	134,800	104,604
QL Resources BHD	404,200	423,123
RCE Capital BHD	491,550	42,958
RHB Capital BHD	673,581	1,488,074
Rimbunan Sawit BHD	215,800	35,305
Salcon BHD	534,800	114,206
Sapurakencana Petroleum BHD	3,734,457	2,945,999
Sarawak Oil Palms BHD	110,400	169,631
Scientex BHD	114,100	220,119
Scomi Group BHD (I)	1,525,800	118,460
Scomi Marine BHD (I)	699,300	115,335
SEG International BHD	19,800	8,017
Selangor Dredging BHD	328,000	92,103
Selangor Properties BHD	18,300	28,496
Shangri-La Hotels Malaysia BHD	36,700	69,117
Shell Refining Company Federation of Malaya BHD	145,700	206,100
SHL Consolidated BHD	167,900	157,401
Sime Darby BHD	1,207,101	3,124,987
SP Setia BHD	665,498	644,482
Star Publications Malaysia BHD	306,500	212,506
Sunway BHD	963,728	904,748
Supermax Corp. BHD	577,600	350,869
Suria Capital Holdings BHD	249,100	158,260
Syarikat Takaful Malaysia BHD	53,600	185,892
Symphony Life BHD	174,168	40,511
TA Ann Holdings BHD	277,840	294,375
TA Enterprise BHD	1,731,500	367,361
TA Global BHD	1,817,440	176,316
Talam Transform BHD (I)	2,215,600	49,466
Tambun Indah Land BHD	225,800	117,530
TAN Chong Motor Holdings BHD	191,600	167,966
Tanjung Offshore BHD (I)	192,400	28,782
Tasek Corp. BHD	1,700	7,855
TDM BHD	952,695	228,510
Telekom Malaysia BHD	574,625	1,136,232
Tenaga Nasional BHD	1,253,800	5,118,639
TH Heavy Engineering BHD (I)	947,100	102,238
TH Plantations BHD	185,160	83,787

SEE NOTES TO FINANCIAL STATEMENTS33

	Shares	Value
Malaysia (continued)
Time dotCom BHD (I)	459,740	$713,435
Tiong NAM Logistics Holdings	140,900	46,888
Top Glove Corp. BHD	412,300	579,043
Tropicana Corp. BHD	476,300	137,254
TSH Resources BHD	398,100	249,701
Tune Ins Holdings BHD	179,900	100,793
Uchi Technologies BHD	134,300	55,123
UEM Sunrise BHD	1,474,366	580,420
UMW Holdings BHD	627,800	1,931,022
Unisem M BHD	640,620	373,032
United Malacca BHD	112,550	197,173
United Plantations BHD	26,800	189,789
UOA Development BHD	293,900	176,596
Uzma BHD	121,700	80,113
VS Industry BHD	130,197	162,426
Wah Seong Corp. BHD	381,272	143,732
WCT Holdings BHD	910,656	418,713
Wellcall Holdings BHD	22,500	13,229
Wing Tai Malaysia BHD	302,600	148,236
WTK Holdings BHD	255,000	84,868
Yinson Holdings BHD	199,000	152,363
YNH Property BHD	546,165	294,315
YTL Corp. BHD	5,744,258	2,630,856
YTL E-Solutions BHD	86,200	13,032
YTL Power International BHD	1,524,075	663,659
Zhulian Corp. BHD	117,200	66,581
Malta 0.1%		2,330,668
Brait SE (I)	347,825	2,330,668
Mexico 5.0%		138,055,270
Alfa SAB de CV, Class A	2,844,550	6,164,541
Alpek SA de CV	219,234	264,799
Alsea SAB de CV	537,381	1,655,972
America Movil SAB de CV, Series L	9,527,383	10,199,135
America Movil SAB de CV, Series L, ADR	351,768	7,520,800
Arca Continental SAB de CV	403,233	2,563,241
Axtel SAB de CV (I)(L)	1,177,009	342,202
Banregio Grupo Financiero SAB de CV	243,003	1,297,915
Bio Pappel SAB de CV (I)	18,527	31,165
Bolsa Mexicana de Valores SAB de CV	403,394	714,773
Cemex SAB de CV (I)	718,234	728,940
Cemex SAB de CV, ADR (I)(L)	633,605	6,431,091
Cia Minera Autlan SAB de CV, Series B	60,050	56,761
Coca-Cola Femsa SAB de CV, ADR (L)	21,331	1,840,865
Coca-Cola Femsa SAB de CV, Series L	5,352	46,143
Compartamos SAB de CV	73,796	140,102
Consorcio ARA SAB de CV (I)	1,363,947	647,823

34SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Mexico (continued)
Controladora Comercial Mexicana SAB de CV	649,859	$2,082,683
Corporacion GEO SAB de CV, Series B (I)	777,652	5,832
Corporacion Inmobiliaria Vesta SAB de CV	357,785	689,804
Dine SAB de CV (I)	103,700	57,243
El Puerto de Liverpool SAB de CV	98,210	1,113,058
Empresas ICA SAB de CV, ADR (I)(L)	231,841	827,672
Fomento Economico Mexicano SAB de CV	33,178	315,611
Fomento Economico Mexicano SAB de CV, ADR	95,411	9,088,852
Genomma Lab Internacional SAB de CV, Class B (I)	686,456	756,470
Gruma SAB de CV, Class B	270,205	3,339,120
Grupo Aeromexico SAB de CV (I)	166,449	280,992
Grupo Aeroportuario del Centro Norte SAB de CV (I)	205,789	976,593
Grupo Aeroportuario del Centro Norte SAB de CV, ADR (L)	14,736	557,463
Grupo Aeroportuario del Pacifico SAB de CV, ADR	49,708	3,365,232
Grupo Aeroportuario del Sureste SAB de CV, ADR	26,725	3,672,817
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,211	99,140
Grupo Bimbo SAB de CV, Series A	1,017,501	2,856,024
Grupo Carso SAB de CV, Series A1	583,351	2,651,116
Grupo Cementos de Chihuahua SAB de CV	57,000	152,738
Grupo Comercial Chedraui SA de CV	182,858	595,950
Grupo Elektra SAB de CV (L)	50,624	1,698,782
Grupo Famsa SAB de CV, Class A (I)	376,108	307,891
Grupo Financiero Banorte SAB de CV, Series O	928,217	5,023,036
Grupo Financiero Inbursa SAB de CV, Series O	1,825,651	5,091,399
Grupo Financiero Interacciones SA de CV	76,635	519,388
Grupo Financiero Santander Mexico SAB de CV, Class B	881,017	1,939,388
Grupo Gigante SAB de CV	168,900	469,560
Grupo Herdez SAB de CV	142,340	356,625
Grupo Industrial Maseca SAB de CV, Series B	2,600	3,569
Grupo Industrial Saltillo SAB de CV	100,600	211,680
Grupo KUO SAB de CV, Series B	206,101	340,476
Grupo Mexico SAB de CV, Series B	3,283,945	9,996,480
Grupo Pochteca SAB de CV (I)	20,836	18,648
Grupo Sanborns SAB de CV	359,826	566,465
Grupo Simec SAB de CV, Series B (I)	190,835	575,030
Grupo Sports World SAB de CV (I)	27,369	46,203
Grupo Televisa SAB	419,590	2,862,572
Grupo Televisa SAB, ADR	166,208	5,671,017
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (I)	71,238	178,435
Industrias Bachoco SAB de CV, ADR	7,062	360,303
Industrias Bachoco SAB de CV, Series B	169,151	716,831
Industrias CH SAB de CV, Series B (I)	363,458	1,672,722
Industrias Penoles SAB de CV	61,306	1,302,714
Infraestructura Energetica Nova SAB de CV	195,687	1,030,642
Kimberly-Clark de Mexico SAB de CV	785,333	1,592,499
Maxcom Telecomunicaciones SAB de CV (I)	86,584	11,311
Megacable Holdings SAB de CV	165,894	606,342

SEE NOTES TO FINANCIAL STATEMENTS35

	Shares	Value
Mexico (continued)
Mexichem SAB de CV	924,854	$2,691,386
Minera Frisco SAB de CV, Class A1 (I)	1,164,339	1,564,672
OHL Mexico SAB de CV (I)	608,150	1,258,466
Organizacion Cultiba SAB de CV	26,856	37,475
Organizacion Soriana SAB de CV, Series B	1,648,803	3,887,983
Promotora y Operadora de Infraestructura SAB de CV (I)	245,315	2,949,860
Qualitas Controladora SAB de CV	364,900	740,678
Rassini SAB de CV (I)	5,950	24,581
TV Azteca SA de CV	686,013	294,120
Urbi Desarrollos Urbanos SAB de CV (I)	883,860	92,960
Wal-Mart de Mexico SAB de CV	2,939,207	7,212,403
Netherlands 0.0%		1,034,142
Global City Holdings NV (I)	2,841	31,806
VimpelCom, Ltd., ADR	182,908	1,002,336
Peru 0.1%		3,579,703
Cementos Pacasmayo SAA, ADR	10,202	84,779
Compania de Minas Buenaventura SA, ADR	21,714	251,448
Credicorp, Ltd.	20,423	2,965,828
Grana y Montero SAA, ADR (L)	30,344	277,648
Philippines 1.8%		48,711,606
Aboitiz Equity Ventures, Inc.	863,270	1,112,872
Aboitiz Power Corp.	824,700	830,798
Alliance Global Group, Inc.	2,671,600	1,440,864
Alsons Consolidated Resources, Inc.	629,000	28,539
Atlas Consolidated Mining & Development	664,800	150,317
Ayala Corp.	82,810	1,346,136
Ayala Land, Inc.	2,903,300	2,386,341
Bank of the Philippine Islands	485,825	1,062,163
BDO Unibank, Inc.	940,081	2,366,308
Belle Corp.	4,310,000	419,389
Cebu Air, Inc.	314,980	642,958
China Banking Corp.	280,569	296,544
COL Financial Group, Inc.	10,000	3,674
Cosco Capital, Inc.	2,958,200	651,761
D&l Industries, Inc.	1,658,800	679,866
DMCI Holdings, Inc.	2,967,000	1,063,220
East West Banking Corp. (I)	28,000	16,193
EEI Corp.	297,300	71,481
Empire East Land Holdings, Inc. (I)	5,540,000	113,003
Energy Development Corp.	11,428,200	2,292,544
Filinvest Land, Inc.	16,089,750	613,298
First Gen Corp.	1,310,400	865,740
First Philippine Holdings Corp.	356,370	834,385
Globe Telecom, Inc.	21,800	941,612
International Container Terminal Services, Inc.	648,840	1,648,688

36SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Philippines (continued)
JG Summit Holdings, Inc.	529,430	$803,787
Jollibee Foods Corp.	283,920	1,415,482
Leisure & Resorts World Corp.	287,700	63,266
Lepanto Consolidated Mining Company, Class B (I)	7,724,363	46,393
Lopez Holdings Corp.	3,321,500	672,746
LT Group, Inc.	2,002,200	685,431
Manila Electric Company	91,530	581,195
Manila Water Company, Inc.	1,191,200	860,133
Megawide Construction Corp. (I)	31,770	5,840
Megaworld Corp.	16,300,000	2,021,251
Metro Pacific Investments Corp.	9,529,400	1,166,397
Metropolitan Bank & Trust Company	292,214	613,120
Pepsi-Cola Products Philippines, Inc.	1,942,000	201,910
Petron Corp.	1,544,800	357,752
Philippine Long Distance Telephone Company	56,970	4,090,821
Philippine National Bank (I)	399,820	756,671
Philippine Stock Exchange, Inc.	16,944	136,259
Philweb Corp.	628,140	194,469
Puregold Price Club, Inc.	984,300	879,475
RFM Corp.	101,000	13,278
Rizal Commercial Banking Corp.	460,340	481,083
Robinsons Land Corp.	2,446,350	1,551,613
San Miguel Corp.	340,954	599,083
Security Bank Corp.	215,407	781,322
Semirara Mining And Power Corp.	246,360	869,291
SM Investments Corp.	87,710	1,749,968
SM Prime Holdings, Inc.	3,754,604	1,680,011
Top Frontier Investment Holdings, Inc. (I)	25,432	61,705
Trans-Asia Oil & Energy Development Corp.	377,000	19,315
Travellers International Hotel Group, Inc. (I)	79,400	12,567
Union Bank of Philippines, Inc.	517,951	824,733
Universal Robina Corp.	348,120	1,719,039
Vista Land & Lifescapes, Inc.	5,662,600	917,506
Poland 1.8%		50,419,029
ABC Data SA	23,575	22,009
Action SA	5,661	81,096
Agora SA (I)	55,281	149,105
Alchemia SA (I)	31,570	42,636
Alior Bank SA (I)	12,445	277,783
Amica Wronki SA	1,050	34,054
AmRest Holdings SE (I)	5,443	168,408
Apator SA	5,905	68,670
Asseco Poland SA	121,418	1,771,282
ATM SA	2,780	8,443
Bank Handlowy w Warszawie SA	28,970	827,178
Bank Millennium SA	746,905	1,420,609
Bank Pekao SA	54,244	2,716,882

SEE NOTES TO FINANCIAL STATEMENTS37

	Shares	Value
Poland (continued)
Bank Zachodni WBK SA	8,113	$732,688
Bioton SA (I)	63,938	91,085
Boryszew SA (I)	152,807	256,041
Budimex SA	14,056	617,186
CCC SA	11,792	578,076
CD Projekt SA (I)(L)	113,759	541,239
Ciech SA	59,120	828,288
ComArch SA	2,909	91,172
Cyfrowy Polsat SA	80,981	525,690
Eko Export SA	2,160	14,041
Emperia Holding SA (L)	9,026	129,181
Enea SA	97,807	427,863
Eurocash SA	72,097	648,452
Fabryki Mebli Forte SA	23,453	374,011
Famur SA	29,897	27,114
Firma Oponiarska Debica SA	7,602	176,525
Getin Holding SA	301,321	162,537
Getin Noble Bank SA (I)(L)	780,891	391,515
Grupa Azoty SA	19,269	400,037
Grupa Kety SA	19,266	1,648,417
Grupa Lotos SA (I)	136,567	959,544
Hawe SA (I)	95,254	56,714
Impexmetal SA (I)	97,051	77,374
ING Bank Slaski SA (L)	22,258	815,072
Integer.pl SA (I)	362	15,860
Inter Cars SA (L)	1,070	61,770
Jastrzebska Spolka Weglowa SA (L)	22,070	130,811
KGHM Polska Miedz SA	119,248	3,885,005
Kopex SA	55,318	164,877
Kruk SA (I)	2,058	71,532
LC Corp. SA (I)	368,248	194,078
LPP SA (L)	500	975,709
Lubelski Wegiel Bogdanka SA	36,858	967,058
mBank	9,398	1,159,346
MCI Management SA (I)	26,839	83,720
Midas SA (I)	130,454	22,478
Netia SA	393,934	622,993
Neuca SA (L)	1,696	127,829
Orange Polska SA	530,296	1,409,203
Orbis SA	55,058	682,614
Pelion SA	9,437	216,784
Pfleiderer Grajewo SA (I)	6,153	48,467
PGE Polska Grupa Energetyczna SA	489,320	2,736,028
Polimex-Mostostal SA (I)	505,319	12,345
Polnord SA (I)	21,527	42,070
Polski Koncern Miesny Duda SA (I)	2,108	4,021
Polski Koncern Naftowy Orlen SA	347,694	5,117,682

38SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Poland (continued)
Polskie Gornictwo Naftowe i Gazownictwo SA	905,836	$1,228,976
Powszechna Kasa Oszczednosci Bank Polski SA	644,861	5,665,373
Powszechny Zaklad Ubezpieczen SA	26,834	3,535,273
PZ Cormay SA (I)	23,416	17,721
Rafako SA (I)(L)	15,011	26,773
Sygnity SA (I)	20,419	69,905
Synthos SA	483,237	576,149
Tauron Polska Energia SA	842,462	1,113,189
Trakcja SA (I)	27,774	68,521
TVN SA	172,965	827,160
Warsaw Stock Exchange	25,983	337,700
Wawel SA	80	22,873
Zespol Elektrowni Patnow Adamow Konin SA	2,811	19,119
Russia 1.2%		33,589,030
Gazprom OAO, ADR	1,677,622	8,349,609
Lukoil OAO, ADR	114,200	5,510,444
Magnitogorsk Iron & Steel Works OJSC, GDR	108,364	332,974
Mail.ru Group, Ltd., GDR	11,226	212,409
Mechel, ADR (I)	68,156	112,457
MegaFon OAO, GDR	8,115	142,822
MMC Norilsk Nickel OJSC, ADR (I)	90,200	1,627,949
Novolipetsk Steel OJSC, GDR	56,267	747,788
Phosagro OAO, GDR	26,586	299,652
PIK Group, GDR	101,350	306,973
Rosneft OAO, GDR	421,261	1,812,750
Rostelecom OJSC, ADR	23,354	205,319
RusHydro JSC, ADR	397,792	418,450
Sberbank of Russia, ADR	660,665	3,341,181
Severstal OAO, GDR	116,065	1,304,092
Tatneft OAO, ADR	137,475	4,334,293
TMK OAO, GDR	19,336	60,231
Uralkali OJSC, GDR	121,432	1,697,061
VTB Bank OJSC, GDR (I)(L)	966,334	2,119,431
X5 Retail Group NV, GDR (I)	51,315	653,145
South Africa 8.5%		234,425,544
Adcock Ingram Holdings, Ltd.	172,266	775,892
Adcorp Holdings, Ltd.	85,780	231,931
Advtech, Ltd.	233,736	193,652
Aeci, Ltd.	182,131	2,022,898
African Bank Investments, Ltd.	878,658	23,348
African Oxygen, Ltd.	26,369	32,611
African Rainbow Minerals, Ltd.	79,703	836,994
Allied Electronics Corp., Ltd.	87,102	137,440
Anglo American Platinum, Ltd. (I)	34,597	1,101,901
AngloGold Ashanti, Ltd.	39,933	449,681
AngloGold Ashanti, Ltd., ADR (L)	338,968	3,820,169

SEE NOTES TO FINANCIAL STATEMENTS39

	Shares	Value
South Africa (continued)
ArcelorMittal South Africa, Ltd. (I)	240,520	$534,889
Aspen Pharmacare Holdings, Ltd. (I)	98,076	3,478,474
Assore, Ltd.	17,794	231,809
Astral Foods, Ltd.	48,731	730,559
Aveng, Ltd. (I)(L)	614,766	819,259
AVI, Ltd.	389,785	2,800,124
Barclays Africa Group, Ltd.	139,540	2,305,062
Barloworld, Ltd.	348,438	2,665,468
Basil Read Holdings, Ltd.	162,259	58,419
Bell Equipment, Ltd.	18,110	13,048
Bidvest Group, Ltd.	254,001	7,008,085
Blue Label Telecoms, Ltd.	174,483	134,289
Business Connexion Group, Ltd.	125,086	66,272
Capitec Bank Holdings, Ltd. (L)	42,330	1,488,212
Cashbuild, Ltd.	19,640	366,701
Caxton & CTP Publishers & Printers, Ltd.	249,440	359,263
City Lodge Hotels, Ltd.	36,762	433,172
Clicks Group, Ltd.	280,477	2,154,438
Clover Industries, Ltd.	59,801	102,406
Consolidated Infrastructure Group, Ltd. (I)	12,412	27,203
Coronation Fund Managers, Ltd.	215,758	1,914,754
DataTec, Ltd.	311,804	1,603,764
Discovery, Ltd. (L)	291,805	2,997,732
Distell Group, Ltd.	17,941	273,304
Distribution and Warehousing Network, Ltd.	10,512	5,624
DRDGOLD, Ltd. (L)	375,211	79,871
EOH Holdings, Ltd.	99,559	1,155,529
Eqstra Holdings, Ltd.	292,995	79,843
Exxaro Resources, Ltd. (L)	100,138	980,673
Famous Brands, Ltd.	64,285	616,554
FirstRand, Ltd.	2,447,764	11,211,919
Gold Fields, Ltd.	28,109	130,307
Gold Fields, Ltd., ADR	887,170	4,125,341
Grand Parade Investments, Ltd.	206,978	108,296
Grindrod, Ltd.	628,659	981,955
Group Five, Ltd.	169,328	363,292
Growthpoint Properties, Ltd.	246,361	626,676
Harmony Gold Mining Company, Ltd., ADR (L)	365,804	899,878
Hudaco Industries, Ltd.	19,872	211,869
Hulamin, Ltd. (I)	227,519	173,520
Iliad Africa, Ltd.	234,348	170,782
Illovo Sugar, Ltd. (I)	277,088	586,348
Impala Platinum Holdings, Ltd.	313,927	1,930,349
Imperial Holdings, Ltd.	227,279	3,828,962
Investec, Ltd.	183,474	1,616,266
Invicta Holdings, Ltd.	765	4,978
JD Group, Ltd. (L)	236,599	592,978

40SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Africa (continued)
JSE, Ltd.	97,796	$1,018,262
KAP Industrial Holdings, Ltd.	119,524	53,544
Kumba Iron Ore, Ltd. (L)	44,886	880,681
Lewis Group, Ltd. (L)	136,085	1,067,773
Liberty Holdings, Ltd. (L)	162,003	1,963,828
Life Healthcare Group Holdings, Ltd.	782,396	3,039,631
Massmart Holdings, Ltd. (L)	111,340	1,589,439
Mediclinic International, Ltd.	237,031	2,502,596
Merafe Resources, Ltd.	2,194,710	171,051
Metair Investments, Ltd.	156,701	462,838
MMI Holdings, Ltd.	1,005,731	2,806,470
Mondi, Ltd.	118,779	2,424,564
Mpact, Ltd.	298,694	1,009,526
Mr. Price Group, Ltd.	202,744	4,684,540
MTN Group, Ltd. (L)	1,632,906	28,918,626
Murray & Roberts Holdings, Ltd.	468,406	697,235
Mustek, Ltd.	29,272	23,517
Nampak, Ltd.	556,163	1,940,421
Naspers, Ltd.	77,452	11,344,035
Nedbank Group, Ltd.	145,466	3,191,230
Netcare, Ltd.	860,387	3,027,564
Northam Platinum, Ltd. (I)	234,035	1,032,770
Nu-World Holdings, Ltd.	9,429	20,998
Oceana Group, Ltd.	36,205	342,621
Omnia Holdings, Ltd.	80,853	1,316,516
Peregrine Holdings, Ltd.	223,799	489,596
Petmin, Ltd.	283,328	37,745
Pick n Pay Stores, Ltd. (L)	262,862	1,189,831
Pinnacle Holdings, Ltd.	135,354	133,580
Pioneer Foods, Ltd.	68,563	962,443
PPC, Ltd.	549,435	854,423
PSG Group, Ltd. (L)	143,491	1,686,621
Quantum Foods Holdings (I)	64,921	20,751
Raubex Group, Ltd.	172,178	305,115
RCL Foods, Ltd.	10,269	15,877
Reunert, Ltd.	186,446	993,822
Royal Bafokeng Platinum, Ltd. (I)	6,214	30,927
Sanlam, Ltd.	1,410,943	9,143,764
Santam, Ltd.	18,401	371,889
Sappi, Ltd. (I)	523,706	2,198,633
Sappi, Ltd., ADR (I)	384,521	1,588,072
Sasol, Ltd.	295,861	10,679,961
Sasol, Ltd., ADR	113,719	4,142,783
Shoprite Holdings, Ltd.	294,102	4,185,724
Sibanye Gold, Ltd.	24,795	65,471
Sibanye Gold, Ltd., ADR	187,529	1,985,932
Spur Corp., Ltd.	38,159	121,372

SEE NOTES TO FINANCIAL STATEMENTS41

	Shares	Value
South Africa (continued)
Standard Bank Group, Ltd.	509,239	$6,655,009
Stefanutti Stocks Holdings, Ltd. (I)	55,487	23,807
Steinhoff International Holdings, Ltd.	1,643,685	9,483,016
Sun International, Ltd.	107,978	1,215,815
Super Group, Ltd. (I)	525,989	1,585,833
Telkom SA, Ltd. (I)	433,076	3,049,480
The Foschini Group, Ltd.	176,704	2,505,519
The SPAR Group, Ltd.	181,177	2,775,922
Tiger Brands, Ltd.	94,527	2,811,399
Tiger Wheels, Ltd. (I)	14,267	0
Times Media Group, Ltd.	95,372	172,183
Tongaat Hulett, Ltd.	102,122	1,348,958
Trencor, Ltd.	208,864	1,212,332
Truworths International, Ltd.	357,245	2,721,843
Tsogo Sun Holdings, Ltd.	487,659	1,183,441
Value Group, Ltd.	263,348	105,502
Vodacom Group, Ltd. (L)	175,202	2,038,642
Wilson Bayly Holmes-Ovcon, Ltd.	61,425	602,361
Woolworths Holdings, Ltd.	678,906	5,230,312
Zeder Investments, Ltd.	451,653	294,529
South Korea 15.2%		419,311,449
Able C&C Company, Ltd. (L)	2,673	71,799
Actoz Soft Company, Ltd. (I)	3,545	103,490
Advanced Nano Products Company, Ltd.	1,221	19,245
Advanced Process Systems Corp. (I)	14,541	93,900
Aekyung Petrochemical Company, Ltd.	1,668	99,879
AfreecaTV Company, Ltd. (L)	7,394	161,710
Agabang&Company (L)	20,301	129,030
AJ Rent A Car Company, Ltd. (I)(L)	9,408	143,942
AK Holdings, Inc. (L)	3,300	304,036
AMOREPACIFIC Corp.	1,150	2,991,483
AMOREPACIFIC Group	1,483	1,806,351
Amotech Company, Ltd. (I)(L)	9,291	195,650
Anapass, Inc.	7,670	102,115
Asia Cement Company, Ltd.	155	16,522
ASIA Holdings Company, Ltd.	2,678	358,440
Asia Paper Manufacturing Company, Ltd.	3,412	88,662
Asiana Airlines, Inc. (I)	84,180	670,527
AtlasBX Company, Ltd.	5,379	199,669
AUK Corp. (I)	34,850	63,748
Autech Corp.	9,157	54,302
Avaco Company, Ltd. (L)	3,479	13,269
Baiksan Company, Ltd. (L)	10,760	41,705
BH Company, Ltd. (I)(L)	13,457	118,748
BHI Company, Ltd. (L)	1,880	19,878
Binggrae Company, Ltd.	3,758	251,116
Bioland, Ltd.	4,037	83,378

42SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Bluecom Company, Ltd. (L)	7,710	$108,166
Boryung Pharmaceutical Company, Ltd.	3,591	138,367
BS Financial Group, Inc.	190,776	2,592,558
Bukwang Pharmaceutical Company, Ltd.	16,445	355,490
Byucksan Corp.	17,500	115,233
CammSys Corp. (L)	17,736	32,452
Capro Corp. (L)	28,435	103,320
Celltrion Pharm, Inc. (I)(L)	11,884	176,306
Celltrion, Inc. (L)	26,596	1,584,997
Chadiostech Company, Ltd. (I)	5,824	17,592
Cheil Worldwide, Inc. (I)	54,724	1,043,106
Chemtronics Company, Ltd. (L)	7,366	89,806
Chin Hung International, Inc. (I)(L)	22,036	37,951
Chong Kun Dang Pharm Corp.	2,433	135,318
Chong Kun Dang Pharmaceutical Corp.	6,290	334,533
Choong Ang Vaccine Laboratory	2,218	28,436
Chosun Refractories Company, Ltd.	1,489	145,875
CJ CGV Company, Ltd. (L)	10,306	603,795
CJ CheilJedang Corp.	7,172	2,332,499
CJ Corp.	12,535	1,981,602
CJ E&M Corp. (I)	22,558	1,004,761
CJ Freshway Corp.	1,744	80,407
CJ Korea Express Company, Ltd. (I)	5,061	835,564
CJ O Shopping Company, Ltd.	2,587	554,485
CJ Seafood Corp. (I)	15,980	38,011
CKD Bio Corp.	1,317	24,799
Com2uS Corp. (I)(L)	4,217	682,217
Cosmax BTI, Inc.	3,102	142,946
Cosmax, Inc.	4,700	555,049
CosmoAM&T Company, Ltd. (I)	6,266	19,974
Cosmochemical Company, Ltd. (I)(L)	3,900	18,363
Coway Company, Ltd.	27,988	2,196,577
Credu Corp.	751	38,453
Crown Confectionery Company, Ltd.	555	127,884
D.I. Corp	12,958	96,190
D.ID Corp. (L)	9,191	22,456
Dae Dong Industrial Company, Ltd. (L)	16,750	161,953
Dae Han Flour Mills Company, Ltd.	1,190	194,125
Dae Hyun Company, Ltd. (L)	19,749	47,729
Dae Won Kang Up Company, Ltd.	30,329	168,382
Dae-Il Corp.	20,210	79,002
Daea TI Company, Ltd. (I)	63,278	84,444
Daechang Company, Ltd. (L)	105,580	103,984
Daeduck Electronics Company	45,240	387,315
Daeduck GDS Company, Ltd.	18,850	231,823
Daegu Department Store	7,610	113,770
Daehan Steel Company, Ltd.	20,010	118,266

SEE NOTES TO FINANCIAL STATEMENTS43

	Shares	Value
South Korea (continued)
Daehwa Pharmaceutical Company, Ltd.	5,629	$42,387
Daekyo Company, Ltd.	33,460	209,028
Daekyung Machinery & Engineering Company, Ltd. (I)	29,000	43,596
Daelim Industrial Company, Ltd.	28,009	1,652,763
Daesang Corp.	14,640	498,310
Daesang Holdings Company, Ltd.	19,170	327,008
Daesung Holdings Company, Ltd.	6,326	62,578
Daesung Industrial Company, Ltd. (I)	1,222	7,597
Daewon Pharmaceutical Company, Ltd.	9,464	156,227
Daewon San Up Company, Ltd.	1,510	11,041
Daewoo Engineering & Construction Company, Ltd. (I)(L)	102,190	736,772
Daewoo International Corp.	24,710	652,766
Daewoo Securities Company, Ltd.	146,352	1,419,906
Daewoo Shipbuilding & Marine Engineering Company, Ltd. (L)	67,754	1,248,109
Daewoong Pharmaceutical Company, Ltd.	2,863	151,808
Daishin Securities Company, Ltd.	45,940	460,203
Daou Data Corp.	5,479	68,557
Daou Technology, Inc.	32,570	449,165
Dasan Networks, Inc. (I)(L)	12,692	83,598
Daum Communications Corp.	6,695	810,626
Dawonsys Company, Ltd.	2,412	39,099
Dayou Automotive Seat Technology Company, Ltd.	51,034	76,185
DCM Corp.	5,310	85,540
Deutsch Motors, Inc. (I)(L)	4,973	21,961
DGB Financial Group, Inc.	199,307	2,102,969
Digital Chosun Company, Ltd.	10,179	37,919
Digital Power Communications Company, Ltd.	14,000	59,340
DIO Corp. (I)	8,354	72,657
Dong Ah Tire & Rubber Company, Ltd.	11,060	208,121
Dong Yang Gang Chul Company, Ltd. (I)	11,100	56,628
Dong-A Pharmaceutical Company, Ltd.	1,196	130,888
Dong-Ah Geological Engineering Company, Ltd.	2,970	23,702
Dong-Il Corp.	2,288	172,637
Dongaone Company, Ltd.	9,970	28,371
Dongbang Transport Logistics Company, Ltd.	9,310	18,597
Dongbu HiTek Company, Ltd. (I)(L)	31,340	177,779
Dongbu Insurance Company, Ltd.	38,408	1,852,461
Dongbu Securities Company, Ltd.	37,619	154,319
Dongbu Steel Company, Ltd. (I)(L)	41,073	62,870
Dongil Industries Company, Ltd.	1,652	111,764
Dongjin Semichem Company, Ltd.	20,619	76,815
Dongkook Industrial Company, Ltd. (I)	5,390	13,721
Dongkook Pharmaceutical Company, Ltd.	1,970	68,360
Dongkuk Industries Company, Ltd.	3,639	12,814
Dongkuk Steel Mill Company, Ltd. (L)	63,906	368,197
Dongkuk Structures & Construction Company, Ltd. (L)	17,849	56,458
Dongsuh Company, Inc.	5,085	133,921

44SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Dongsung Chemical Company, Ltd. (L)	1,620	$25,625
Dongsung Holdings Company, Ltd.	13,020	87,805
Dongsung Pharmaceutical Company, Ltd. (L)	8,820	40,008
Dongwha Pharmaceutical Company, Ltd.	28,590	162,734
Dongwon F&B Company, Ltd.	1,238	431,652
Dongwon Industries Company, Ltd. (L)	1,120	333,912
Dongyang E&P, Inc.	815	9,687
Dongyang Mechatronics Corp.	17,656	108,324
Doosan Corp.	7,036	765,768
Doosan Engine Company, Ltd. (I)	18,930	130,180
Doosan Engineering & Construction Company, Ltd. (L)	3,741	40,561
Doosan Heavy Industries and Construction Company, Ltd. (L)	54,704	1,447,111
Doosan Infracore Company, Ltd. (I)	127,391	1,497,519
DRB Holding Company, Ltd.	8,523	117,469
Duk San Neolux Company, Ltd. (I)(L)	4,038	83,516
Duksan Hi-Metal Company, Ltd. (I)(L)	5,845	46,546
DuzonBlzon Company, Ltd.	16,734	195,883
DY Power Corp. (I)	9,452	99,898
e-LITECOM Company, Ltd.	8,444	137,676
E-Mart Company, Ltd.	13,549	2,644,958
e-Starco Company, Ltd. (I)(L)	20,813	52,033
E1 Corp.	2,450	147,601
Eagon Industries Company, Ltd.	4,424	87,673
Easy Bio, Inc.	33,515	193,518
Ecopro Company, Ltd. (I)	6,273	46,604
EG Corp.	2,045	31,791
ELK Corp. (I)(L)	18,042	82,187
ENF Technology Company, Ltd.	4,942	47,510
Eo Technics Company, Ltd. (L)	7,203	942,783
Estechpharma Company, Ltd.	3,845	29,676
Eugene Corp.	34,119	114,493
Eugene Investment & Securities Company, Ltd. (I)	107,259	213,570
Eugene Technology Company, Ltd. (L)	15,158	213,535
EVERDIGM Corp.	4,741	29,028
Fila Korea, Ltd.	5,725	485,488
Finetex EnE, Inc. (I)	14,450	26,459
Firstec Company, Ltd. (L)	25,320	74,148
Flexcom, Inc. (I)(L)	6,630	34,423
Fursys, Inc.	2,060	55,000
Gaon Cable Company, Ltd.	3,002	68,099
Genic Company, Ltd. (I)(L)	2,440	68,569
GIIR, Inc.	3,590	24,639
Global & Yuasa Battery Company, Ltd.	6,600	246,083
Global Display Company, Ltd.	13,135	81,982
GNCO Company, Ltd. (I)(L)	22,159	25,039
Golfzon Company, Ltd.	13,952	380,087
Grand Korea Leisure Company, Ltd. (L)	24,050	760,949

SEE NOTES TO FINANCIAL STATEMENTS45

	Shares	Value
South Korea (continued)
Green Cross Corp.	2,817	$357,859
Green Cross Holdings Corp.	16,810	336,558
GS Engineering & Construction Corp. (L)	44,045	1,214,446
GS Global Corp.	12,780	93,818
GS Holdings Corp.	52,237	2,103,313
GS Home Shopping, Inc.	1,841	392,810
GS Retail Company, Ltd.	18,793	479,249
Gwangju Shinsegae Company, Ltd.	916	260,905
Halla Corp. (L)	18,491	105,875
Halla Holdings Corp. (L)	7,370	435,907
Halla Visteon Climate Control Corp. (L)	20,533	800,166
Han Kuk Carbon Company, Ltd.	28,000	173,208
Hana Financial Group, Inc.	123,509	3,383,765
Hana Micron, Inc. (L)	18,060	192,561
Hana Tour Service, Inc.	7,543	670,652
Hancom, Inc.	8,448	140,038
Handok, Inc.	171	3,785
Handsome Company, Ltd.	13,708	391,492
Hanil Cement Company, Ltd.	3,724	574,034
Hanjin Heavy Industries & Construction Company, Ltd. (I)(L)	78,985	341,767
Hanjin Heavy Industries & Construction Holdings Company, Ltd. (L)	17,990	121,875
Hanjin Kal Corp. (L)	41,273	1,174,820
Hanjin P&C Company, Ltd. (I)	14,656	25,722
Hanjin Transportation Company, Ltd. (L)	12,430	671,676
Hankook Shell Oil Company, Ltd.	630	261,030
Hankook Tire Company, Ltd.	57,921	2,535,877
Hankuk Glass Industries, Inc.	1,820	47,561
Hankuk Paper Manufacturing Company, Ltd.	5,180	139,577
Hanmi Pharm Company, Ltd. (I)(L)	4,004	392,367
Hanmi Science Company, Ltd. (I)	14,954	206,533
Hanmi Semiconductor Company, Ltd.	5,806	96,341
Hansae Company, Ltd.	14,611	544,886
Hansae Yes24 Holdings Company, Ltd.	10,079	117,752
Hanshin Construction Company, Ltd.	1,870	27,297
Hansol Chemical Company, Ltd. (L)	7,900	377,951
Hansol HomeDeco Company, Ltd. (I)(L)	52,659	89,513
Hansol Logistics Company, Ltd.	62,840	134,597
Hansol Paper Company, Ltd. (I)	15,541	287,442
Hansol Paper Company, Ltd.	25,458	174,273
Hansol Technics Company, Ltd. (I)(L)	10,774	145,647
Hanssem Company, Ltd.	7,320	1,176,191
Hanwha Chemical Corp.	87,790	1,128,186
Hanwha Corp.	42,837	1,195,294
Hanwha General Insurance Company, Ltd. (I)	30,605	124,664
Hanwha Investment & Securities Company, Ltd.	68,711	268,748
Hanwha Life Insurance Company, Ltd.	113,900	810,690
Hanwha Timeworld Company, Ltd.	2,310	129,421

46SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Hanyang Eng Company, Ltd.	11,666	$83,923
Hanyang Securities Company, Ltd.	12,290	86,774
Harim Company, Ltd. (I)	25,287	116,759
Harim Holdings Company, Ltd. (I)	17,498	91,434
Heung-A Shipping Company, Ltd. (L)	59,339	156,231
Heungkuk Fire & Marine Insurance Company, Ltd. (I)	3,370	12,683
High Tech Pharm Company, Ltd.	3,915	51,693
Hite Jinro Company, Ltd. (L)	23,390	487,691
Hitejinro Holdings Company, Ltd.	12,240	133,994
HMC Investment Securities Company, Ltd.	21,160	208,446
Hotel Shilla Company, Ltd.	17,510	1,578,775
HS R&A Company, Ltd. (L)	5,860	153,711
Huchems Fine Chemical Corp.	14,200	331,823
Humax Company, Ltd.	18,729	272,360
Huons Company, Ltd. (L)	4,588	225,133
Husteel Company, Ltd.	6,520	112,194
Huvis Corp.	10,575	109,790
Hwa Shin Company, Ltd.	18,268	122,361
Hwacheon Machine Tool Company, Ltd.	730	45,681
HwaSung Industrial Company, Ltd.	2,511	38,529
Hy-Lok Corp.	6,115	157,914
Hyosung Corp.	26,891	1,794,527
Hyundai BNG Steel Company, Ltd.	8,640	121,883
Hyundai Corp.	9,340	220,023
Hyundai Department Store Company, Ltd.	12,320	1,502,969
Hyundai Development Company	69,255	3,156,190
Hyundai Elevator Company, Ltd. (I)	7,613	489,413
Hyundai Engineering & Construction Company, Ltd.	37,895	1,704,264
Hyundai Engineering Plastics Company, Ltd.	14,370	110,211
Hyundai Glovis Company, Ltd. (L)	5,855	1,272,426
Hyundai Greenfood Company, Ltd.	28,150	477,138
Hyundai Heavy Industries Company, Ltd. (L)	19,376	2,115,341
Hyundai Home Shopping Network Corp.	3,804	464,351
Hyundai Hy Communications & Networks Company, Ltd.	23,276	100,523
Hyundai Hysco Company, Ltd.	5,388	316,895
Hyundai Livart Company, Ltd. (L)	5,269	199,432
Hyundai Marine & Fire Insurance Company, Ltd.	48,812	1,212,196
Hyundai Mipo Dockyard Company, Ltd. (L)(I)	5,635	394,457
Hyundai Mobis Company, Ltd.	29,884	6,793,868
Hyundai Motor Company	67,224	9,827,814
Hyundai Securities Company, Ltd.	135,477	950,982
Hyundai Steel Company	33,304	2,034,681
Hyundai Wia Corp.	10,167	1,300,745
Hyunjin Materials Company, Ltd.	1,859	6,391
ICD Company, Ltd.	10,567	79,651
Il Dong Pharmaceutical Company, Ltd.	15,060	268,455
Iljin Display Company, Ltd.	8,100	55,366

SEE NOTES TO FINANCIAL STATEMENTS47

	Shares	Value
South Korea (continued)
Iljin Electric Company, Ltd.	23,940	$171,753
Iljin Holdings Company, Ltd.	17,681	113,320
Iljin Materials Company, Ltd. (I)(L)	7,574	60,809
Ilshin Spinning Company, Ltd.	1,370	225,149
Ilsung Pharmaceutical Company, Ltd.	1,664	175,357
IM Company, Ltd.	6,464	22,996
iMarketKorea, Inc.	8,940	225,137
InBody Company, Ltd.	6,971	226,250
Industrial Bank of Korea	157,848	1,940,758
Infopia Company, Ltd. (I)	4,204	68,379
Infraware, Inc. (I)(L)	11,671	74,526
InkTec Company, Ltd. (I)(L)	3,756	41,068
Innochips Technology, Inc.	5,203	74,639
InnoWireless, Inc.	2,748	33,327
Innox Corp. (I)	10,675	144,452
Insun ENT Company, Ltd. (I)	19,082	80,066
Intelligent Digital Integrated Securities Company, Ltd.	2,466	36,573
Interflex Company, Ltd. (I)	10,884	207,744
Interojo Company, Ltd.	2,789	53,630
Interpark Corp.	27,330	250,331
INTOPS Company, Ltd.	6,601	108,167
Inzi Controls Company, Ltd.	9,850	47,243
Iones Company, Ltd.	6,778	132,446
IS Dongseo Company, Ltd. (L)	9,585	559,992
ISU Chemical Company, Ltd. (L)	13,580	112,888
IsuPetasys Company, Ltd.	32,560	188,747
Jahwa Electronics Company, Ltd.	15,126	201,228
JB Financial Group Company, Ltd.	120,885	750,579
Jcontentree Corp. (I)	27,980	90,713
Jeil Pharmaceutical Company (L)	10,190	230,427
Jeil Savings Bank (I)	1,850	51
Jinro Distillers Company, Ltd.	1,165	33,052
Jinsung T.E.C.	7,934	46,205
JLS Company, Ltd.	3,270	18,979
Joymax Company, Ltd. (I)(L)	2,441	57,898
Jusung Engineering Company, Ltd. (I)	20,207	98,042
JVM Company, Ltd. (I)	2,389	121,261
JW Holdings Company, Ltd.	18,532	42,593
JW Pharmaceutical Corp.	14,718	201,223
Kangwon Land, Inc.	31,400	972,801
KB Capital Company, Ltd.	12,823	268,307
KB Financial Group, Inc., ADR	165,075	5,881,622
KC Cottrell Company, Ltd.	4,309	27,195
KC Green Holdings Company, Ltd. (L)	2,730	25,733
KC Tech Company, Ltd.	20,266	139,947
KCC Corp.	2,613	1,409,220
KCP Company, Ltd. (L)	11,746	325,324

48SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Keangnam Enterprises, Ltd. (I)(L)	16,288	$63,682
KEC Corp. (I)	31,302	40,596
KEPCO Engineering & Construction Company, Inc. (L)	4,570	199,732
KEPCO Plant Service & Engineering Company, Ltd. (L)	14,454	1,213,784
Keyang Electric Machinery Company, Ltd. (L)	34,010	119,769
KG Chemical Corp.	8,530	133,676
Kginicis Company, Ltd. (L)	12,757	288,039
KGMobilians Company, Ltd.	6,784	96,188
KH Vatec Company, Ltd. (L)	10,606	376,191
Kia Motors Corp.	149,073	6,176,388
KISCO Corp.	6,646	187,807
KISCO Holdings Company, Ltd.	1,771	79,663
Kishin Corp.	12,176	81,442
KISWIRE, Ltd.	6,434	275,806
KIWOOM Securities Company, Ltd.	8,385	479,870
KMH Company, Ltd. (I)	9,295	83,849
Koentec Company, Ltd. (L)	42,375	108,849
Koh Young Technology, Inc. (L)	9,453	391,199
Kolao Holdings (L)	5,208	88,374
Kolon Corp.	7,040	179,224
Kolon Industries, Inc.	19,942	919,747
Kolon Life Science, Inc. (L)	3,151	141,084
KONA I Company, Ltd. (L)	8,957	241,950
Kook Soon Dang Brewery Company, Ltd.	6,299	35,975
Korea Aerospace Industries, Ltd.	29,351	1,348,500
Korea Cast Iron Pipe Industries Company, Ltd.	6,600	52,622
Korea Circuit Company, Ltd. (L)	13,150	149,658
Korea District Heating Corp. (L)	2,794	141,523
Korea Electric Power Corp.	56,480	2,326,762
Korea Electric Power Corp., ADR (L)	84,454	1,746,509
Korea Electric Terminal Company, Ltd.	5,890	335,538
Korea Electronic Power Industrial Development Company, Ltd.	12,412	62,903
Korea Flange Company, Ltd.	5,690	86,145
Korea Gas Corp.	15,899	614,243
Korea Info & Comm (I)(L)	10,114	75,311
Korea Investment Holdings Company, Ltd.	48,107	2,391,818
Korea Kolmar Company, Ltd. (L)	8,815	492,546
Korea Kolmar Holdings Company, Ltd. (L)	5,094	236,494
Korea Line Corp. (I)	1,230	27,411
Korea United Pharm, Inc.	4,151	60,076
Korea Zinc Company, Ltd.	4,165	1,552,895
Korean Petrochemical Industrial Company, Ltd.	2,717	232,639
Korean Reinsurance Company, Ltd.	95,860	908,153
Kortek Corp.	7,186	80,437
KPX Chemical Company, Ltd.	2,439	125,345
KT Corp.	46,816	1,309,888
KT Corp., ADR (L)	24,776	347,112

SEE NOTES TO FINANCIAL STATEMENTS49

	Shares	Value
South Korea (continued)
KT Hitel Company, Ltd. (I)	7,435	$91,098
KT Skylife Company, Ltd.	20,960	316,102
KT&G Corp.	49,461	3,603,427
KTB Investment & Securities Company, Ltd. (I)	50,240	99,632
Kukdo Chemical Company, Ltd.	3,881	170,989
Kumho Electric Company, Ltd.	5,450	105,149
Kumho Petrochemical Company, Ltd.	7,468	586,415
Kumho Tire Company, Inc. (I)	81,413	710,055
Kumkang Industrial Company, Ltd.	963	71,210
Kunsul Chemical Industrial Company, Ltd.	3,660	185,656
Kwang Dong Pharmaceutical Company, Ltd.	41,850	478,341
Kwang Myung Electric Engineering Company, Ltd. (I)	35,220	77,070
Kwangju Bank (I)	8,498	71,973
Kyeryong Construction Industrial Company, Ltd. (I)	4,430	49,250
Kyobo Securities Company	22,328	232,923
Kyongnam Bank (I)	12,987	124,140
Kyung Dong Navien Company, Ltd. (L)	4,350	100,890
Kyung-In Synthetic Corp. (L)	20,270	90,291
Kyungbang, Ltd.	1,250	194,762
Kyungchang Industrial Company, Ltd.	12,504	100,360
KyungDong City Gas Company, Ltd.	1,736	161,292
Kyungdong Pharm Company, Ltd.	2,618	59,358
L&F Company, Ltd.	6,143	39,797
LB Semicon, Inc. (I)(L)	25,490	38,784
LEENO Industrial, Inc.	7,356	249,915
LF Corp.	17,440	500,795
LG Chem, Ltd.	22,238	4,655,604
LG Corp.	47,386	2,746,347
LG Display Company, Ltd.	78,594	2,440,204
LG Display Company, Ltd., ADR (I)(L)	373,128	5,772,290
LG Electronics, Inc.	99,312	5,593,991
LG Hausys, Ltd.	6,901	1,220,169
LG Household & Health Care, Ltd.	4,984	3,045,087
LG Innotek Company, Ltd. (L)	14,254	1,362,836
LG International Corp.	30,893	1,044,117
LG Life Sciences, Ltd. (I)(L)	7,060	286,996
LG Uplus Corp.	234,267	2,528,997
LIG Insurance Company, Ltd.	50,833	1,111,489
LMS Company, Ltd.	6,182	103,960
Lock & Lock Company, Ltd. (L)	12,480	118,839
Lotte Chemical Corp.	11,475	1,990,353
Lotte Chilsung Beverage Company, Ltd.	748	1,200,921
Lotte Confectionery Company, Ltd.	904	1,499,537
Lotte Food Company, Ltd.	503	291,711
LOTTE Himart Company, Ltd. (L)	5,744	295,933
Lotte Non-Life Insurance Company, Ltd. (I)(L)	16,170	51,872
Lotte Shopping Company, Ltd.	5,797	1,320,881

50SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
LS Corp.	16,593	$778,535
LS Industrial Systems Company, Ltd.	10,038	565,193
Lumens Company, Ltd. (L)	62,705	365,195
Macquarie Korea Infrastructure Fund	231,063	1,562,353
Maeil Dairy Industry Company, Ltd.	3,530	114,334
Mando Corp.	5,039	716,980
MDS Technology Company, Ltd.	3,901	79,286
Medy-Tox, Inc.	3,593	1,157,119
MegaStudy Company, Ltd.	4,002	238,857
Melfas, Inc.	16,445	79,000
Meritz Financial Group, Inc.	4,576	49,199
Meritz Fire & Marine Insurance Company, Ltd.	75,961	907,220
Meritz Securities Company, Ltd.	197,383	823,343
Mi Chang Oil Industrial Company, Ltd.	724	44,964
Mirae Asset Securities Company, Ltd.	16,327	720,225
Miwon Specialty Chemical Company, Ltd.	136	38,958
MK Electron Company, Ltd.	17,922	94,212
MNTech Company, Ltd. (L)	14,020	83,547
Modetour Network, Inc.	5,693	157,131
Moorim P&P Company, Ltd.	28,480	106,035
Moorim Paper Company, Ltd.	36,840	77,752
Motonic Corp.	16,365	208,509
Muhak Company, Ltd. (I)	2,920	117,514
Namhae Chemical Corp.	22,270	178,079
Namyang Dairy Products Company, Ltd.	586	392,646
NAVER Corp.	12,301	7,402,134
NCSoft Corp.	8,697	1,415,565
Neowiz Games Corp. (I)(L)	16,010	314,428
NEOWIZ HOLDINGS Corp. (I)	3,728	51,596
NEPES Corp. (L)	20,876	207,472
Nexen Corp.	4,810	387,851
Nexen Tire Corp.	30,792	430,463
Nexon GT Company, Ltd. (I)(L)	10,825	128,872
NHN Entertainment Corp. (I)(L)	4,774	308,860
NICE Holdings Company, Ltd.	8,982	159,176
NICE Information Service Company, Ltd.	33,697	196,547
NK Company, Ltd. (L)	21,127	82,016
Nong Shim Holdings Company, Ltd.	2,723	285,213
Nong Woo Bio Company, Ltd.	2,887	60,028
NongShim Company, Ltd.	3,604	833,116
OCI Company, Ltd. (L)	16,251	1,448,877
OCI Materials Company, Ltd.	5,799	425,321
OPTRON-TEC, Inc. (I)(L)	10,866	65,697
Orion Corp.	1,836	1,613,190
Osstem Implant Compnay, Ltd. (I)(L)	9,092	379,468
Ottogi Corp.	993	539,740
Pan Ocean Company, Ltd. (I)(L)	7,701	25,458

SEE NOTES TO FINANCIAL STATEMENTS51

	Shares	Value
South Korea (continued)
Pan-Pacific Company, Ltd. (L)	12,491	$77,857
Pang Rim Company, Ltd.	538	14,222
PaperCorea, Inc. (I)(L)	99,660	68,409
Paradise Company, Ltd.	18,230	351,289
Partron Company, Ltd. (L)	41,071	478,835
Poonglim Industrial Company, Ltd. (I)	276	553
Poongsan Corp.	22,689	530,093
Poongsan Holdings Corp.	4,780	180,840
POSCO	12,983	3,162,882
POSCO Chemtech Company, Ltd.	1,403	185,801
POSCO Coated & Color Steel Company, Ltd. (I)	2,860	37,875
Posco ICT Company, Ltd. (L)	43,663	232,238
Posco M-Tech Company, Ltd. (L)	11,680	29,465
POSCO, ADR (L)	62,265	3,775,750
Power Logics Company, Ltd. (I)	15,589	63,725
PSK, Inc.	2,173	27,041
Pulmuone Company, Ltd.	1,122	147,838
Pyeong Hwa Automotive Company, Ltd.	11,877	179,464
Redrover Company, Ltd. (I)	6,469	37,894
RFsemi Technologies, Inc.	2,994	21,587
RFTech Company, Ltd.	6,202	56,483
Romanson Company, Ltd.	4,877	72,739
S&T Corp.	1,630	25,608
S&T Dynamics Company, Ltd.	29,369	293,176
S&T Holdings Company, Ltd.	10,413	204,377
S&T Motiv Company, Ltd.	8,720	385,922
S-1 Corp.	9,097	662,787
S-Energy Company, Ltd. (L)	9,182	63,634
S-MAC Company, Ltd. (L)	17,451	80,571
S-Oil Corp. (L)	25,704	1,514,719
Saeron Automotive Corp.	5,190	45,639
Sajo Industries Company, Ltd. (I)	1,299	61,188
Sam Young Electronics Company, Ltd.	16,140	183,103
Sam Yung Trading Company, Ltd.	11,085	223,580
Samchully Company, Ltd.	2,321	261,076
Samho International Company, Ltd. (I)	1,220	22,019
SAMHWA Paints Industrial Company, Ltd.	7,748	99,070
Samick Musical Instruments Company, Ltd. (L)	59,990	234,359
Samick THK Company, Ltd.	8,300	62,217
Samjin Pharmaceutical Company, Ltd.	7,516	160,463
Samkwang Glass	2,292	171,848
Samlip General Foods Company, Ltd. (L)	1,591	308,355
Samsung Electro-Mechanics Company, Ltd.	48,449	3,042,964
Samsung Electronics Company, Ltd.	71,934	88,968,372
Samsung Electronics Company, Ltd., GDR	2,125	1,316,736
Samsung Engineering Company, Ltd. (L)	6,378	243,848
Samsung Fine Chemicals Company, Ltd. (L)	18,983	623,836

52SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
Samsung Fire & Marine Insurance Company, Ltd.	15,945	$3,705,363
Samsung Heavy Industries Company, Ltd. (L)	74,380	1,333,427
Samsung Life Insurance Company, Ltd.	28,363	2,575,436
Samsung SDI Company, Ltd.	25,641	3,187,011
Samsung Securities Company, Ltd.	45,200	1,963,044
Samsung Techwin Company, Ltd. (L)	29,472	667,518
Samyang Foods Company, Ltd.	2,320	48,754
Samyang Genex Company, Ltd.	1,074	104,116
Samyang Holdings Corp.	4,625	381,389
Samyang Tongsang Company, Ltd.	690	66,920
Samyoung Chemical Company, Ltd.	21,460	33,843
Sangbo Corp. (I)(L)	10,355	61,067
Sapphire Technology Company, Ltd. (I)(L)	2,978	50,942
SAVEZONE I&C Corp.	16,880	97,458
SBS Contents Hub Company, Ltd.	4,179	58,648
SBS Media Holdings Company, Ltd.	47,640	221,491
SBW (I)(L)	30,360	27,491
SeAH Besteel Corp.	13,850	438,541
SeAH Holdings Corp.	1,272	174,254
SeAH Steel Corp.	3,211	246,869
Sebang Company, Ltd.	13,150	235,492
Seegene, Inc. (I)(L)	6,061	204,169
Sejong Industrial Company, Ltd.	9,971	115,343
Sempio Foods Company	747	22,760
Seobu T&D (I)(L)	4,865	76,197
Seohee Construction Company, Ltd. (I)(L)	101,313	91,807
Seoul Semiconductor Company, Ltd. (L)	34,749	576,006
SeowonIntech Company, Ltd.	12,160	173,870
Seoyeon Company, Ltd.	18,791	272,781
Sewon Cellontech Company, Ltd. (I)	18,530	53,538
Sewoonmedical Company, Ltd. (L)	13,302	84,084
SFA Engineering Corp. (L)	5,602	260,113
SG Corp. (I)(L)	84,840	55,826
SH Energy Chemical Company, Ltd. (L)	84,833	162,658
Shin Poong Pharmaceutical Company, Ltd.	22,647	88,996
Shinhan Financial Group Company, Ltd., ADR	236,313	9,381,626
Shinhan Financial Group Company, Ltd.	1,417	56,446
Shinil Industrial Company, Ltd. (I)(L)	22,839	37,764
Shinsegae Company, Ltd.	8,264	1,299,199
Shinsegae Information & Communication Company, Ltd.	840	82,636
Shinsegae International Company, Ltd. (L)	1,183	96,695
Shinsung Solar Energy Company, Ltd. (I)(L)	62,690	69,331
Shinsung Tongsang Company, Ltd. (I)	75,232	119,406
Shinwon Corp. (I)	43,430	92,844
Shinyoung Securities Company, Ltd. (L)	6,720	366,709
Signetics Corp. (I)	26,200	48,935
Sigong Tech Company, Ltd. (L)	10,503	43,044

SEE NOTES TO FINANCIAL STATEMENTS53

	Shares	Value
South Korea (continued)
Silicon Works Company, Ltd.	7,788	$244,836
Silla Company, Ltd.	8,067	158,934
Simm Tech Company, Ltd. (L)	26,297	274,220
SIMPAC, Inc.	11,000	67,096
Sindoh Company, Ltd.	3,916	255,284
SJM Company, Ltd.	6,871	45,002
SK Broadband Company, Ltd. (I)	168,861	699,093
SK C&C Company, Ltd.	7,126	1,408,267
SK Chemicals Company, Ltd. (L)	12,447	689,359
SK Communications Company, Ltd. (I)(L)	15,923	114,319
SK Gas Company, Ltd.	4,629	388,043
SK Holdings Company, Ltd.	34,858	5,908,970
SK Hynix, Inc.	257,009	10,909,641
SK Innovation Company, Ltd.	27,996	2,634,209
SK Networks Company, Ltd.	155,810	1,341,225
SK Securities Company, Ltd. (I)	278,806	263,098
SK Telecom Company, Ltd.	3,258	855,034
SK Telecom Company, Ltd., ADR	4,305	125,146
SKC Company, Ltd.	17,430	537,247
SL Corp.	10,350	169,328
SM Entertainment Company (I)(L)	14,376	433,983
Solborn, Inc. (I)	3,659	16,070
Solco Biomedical Company, Ltd. (I)	27,413	14,871
Solid, Inc. (L)	15,139	103,812
Songwon Industrial Company, Ltd.	16,777	130,989
Soulbrain Company, Ltd.	7,666	278,647
Ssangyong Cement Industrial Company, Ltd. (I)	21,840	295,538
STS Semiconductor & Telecommunications (I)(L)	33,987	142,499
STX Engine Company, Ltd. (I)(L)	13,540	43,301
Suheung Capsule Company, Ltd. (L)	6,030	257,057
Sung Kwang Bend Company, Ltd. (L)	16,968	227,955
Sungchang Enterprise Holdings, Ltd. (I)	2,240	46,702
Sungshin Cement Company, Ltd. (I)	14,419	167,498
Sungwoo Hitech Company, Ltd.	36,464	410,168
Sunjin Company, Ltd.	4,995	136,598
Suprema, Inc. (I)(L)	6,488	148,182
Synopex, Inc. (I)(L)	44,976	86,635
Tae Kyung Industrial Company, Ltd.	14,930	78,894
Taekwang Industrial Company, Ltd.	529	561,429
Taewoong Company, Ltd. (I)	8,884	145,587
Taeyoung Engineering & Construction Company, Ltd.	46,820	230,406
Tailim Packaging Industrial Company, Ltd.	24,670	55,281
TechWing, Inc.	6,113	56,219
TES Company, Ltd.	4,939	75,815
The Basic House Company, Ltd. (L)	8,332	128,699
The Willbes & Company	41,740	52,840
TK Chemical Corp. (I)(L)	35,362	62,558

54SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
South Korea (continued)
TK Corp. (I)	11,389	$119,862
Tongyang Life Insurance	36,283	393,647
Top Engineering Company, Ltd. (I)	300	1,172
Toray Chemical Korea, Inc. (I)	15,596	198,907
Tovis Company, Ltd.	13,049	211,859
TS Corp.	5,906	141,745
Ubiquoss, Inc.	11,600	104,004
Ubivelox, Inc. (I)	1,773	23,347
UI Display Company, Ltd.	5,128	23,396
Uju Electronics Company, Ltd.	6,335	92,358
Unid Company, Ltd.	3,957	222,944
Unison Company, Ltd. (I)(L)	13,882	31,031
Value Added Technologies Company, Ltd. (L)	5,919	134,702
Vieworks Company, Ltd. (L)	5,511	155,342
Visang Education, Inc.	3,857	29,453
Wiscom Company, Ltd.	3,680	18,281
WiSoL Company, Ltd. (L)	13,894	145,564
Wonik IPS Company, Ltd. (I)	44,023	509,854
Woojeon & Handan Company, Ltd. (L)	7,950	19,574
Woongjin Energy Company, Ltd. (I)(L)	41,980	58,675
Woongjin Holdings Company, Ltd. (I)	19,734	40,786
Woongjin Thinkbig Company, Ltd. (I)	19,514	137,508
Wooree ETI Company, Ltd.	6,680	16,593
Woori Bank Company, Ltd.	111,995	966,704
Woori Bank Company, Ltd., ADR (I)(L)	3,163	82,080
Woori Investment & Securities Company, Ltd. (L)	174,326	1,953,080
Woori Investment Bank Company, Ltd. (I)(L)	442,586	167,795
WooSung Feed Company, Ltd.	5,600	16,077
Y G-1 Company, Ltd.	10,640	113,434
YESCO Company, Ltd.	1,480	47,652
YG Entertainment, Inc. (L)	6,361	269,925
Yoosung Enterprise Company, Ltd.	15,803	81,018
Youlchon Chemical Company, Ltd.	12,530	133,580
Young Poong Corp.	471	576,504
Young Poong Precision Corp.	5,018	48,966
Youngone Corp. (L)	15,714	721,536
Youngone Holdings Company, Ltd.	5,109	411,053
Yuanta Securities Korea Company, Ltd. (L)	82,290	335,395
Yuhan Corp.	5,221	813,532
YuHwa Securities Company, Ltd.	3,240	45,993
Spain 0.1%		3,608,516
Banco Santander SA, ADR (L)	412,689	3,004,376
Cemex Latam Holdings SA (I)	100,689	604,140
Taiwan 15.3%		422,689,228
A-DATA Technology Company, Ltd.	171,242	292,913
Ability Enterprise Company, Ltd.	153,000	92,422

SEE NOTES TO FINANCIAL STATEMENTS55

	Shares	Value
Taiwan (continued)
AcBel Polytech, Inc.	356,000	$432,076
Accton Technology Corp.	662,796	342,086
Ace Pillar Company, Ltd.	44,147	28,637
Acer, Inc. (I)	2,481,510	1,619,758
Aces Electronic Company, Ltd.	83,000	109,547
ACHEM Technology Corp.	244,447	144,969
Acter Company, Ltd.	30,000	76,695
Action Electronics Company, Ltd. (I)	439,640	90,495
Actron Technology Corp.	57,300	217,499
Adlink Technology, Inc.	79,001	208,314
Advanced Ceramic X Corp.	37,000	172,890
Advanced Connectek, Inc. (I)	213,000	82,565
Advanced International Multitech Company, Ltd.	108,000	82,212
Advanced Semiconductor Engineering, Inc.	2,370,532	3,181,925
Advanced Semiconductor Engineering, Inc., ADR (L)	246,003	1,746,621
Advanced Wireless Semiconductor Company (I)	107,000	149,567
Advancetek Enterprise Company, Ltd.	111,440	85,671
Advantech Company, Ltd.	116,869	890,093
AGV Products Corp. (I)	545,829	139,580
Aimcore Technology Company, Ltd.	30,969	25,417
Airtac International Group	71,000	608,445
Alcor Micro Corp.	85,000	74,063
ALI Corp.	234,000	204,047
Allis Electric Company, Ltd.	154,000	43,806
Alltek Technology Corp.	28,000	28,283
Alpha Networks, Inc.	440,000	255,472
Altek Corp. (I)	252,491	297,569
AMPOC Far-East Company, Ltd.	132,000	124,095
AmTRAN Technology Company, Ltd.	1,105,775	617,050
Anpec Electronics Corp.	109,380	113,085
Apacer Technology, Inc.	111,188	115,148
APCB, Inc.	143,000	103,120
Apex Biotechnology Corp.	84,060	142,678
Apex International Company, Ltd.	75,284	107,591
Apex Medical Corp.	49,000	90,062
Apex Science & Engineering	238,235	91,571
Arcadyan Technology Corp.	86,379	120,577
Ardentec Corp.	443,450	382,910
Arima Communication Corp. (I)	273,676	109,057
Asia Cement Corp.	1,477,608	1,817,011
Asia Optical Company, Inc. (I)	274,710	395,314
Asia Polymer Corp.	463,600	318,230
Asia Vital Components Company, Ltd.	308,667	237,062
ASROCK, Inc.	34,000	79,153
Asustek Computer, Inc.	412,528	4,281,010
Aten International Company, Ltd.	80,000	208,675
AU Optronics Corp.	867,000	454,108

56SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
AU Optronics Corp., ADR (L)	920,554	$4,814,497
Audix Corp.	138,560	190,455
Aurora Corp.	72,000	123,165
AV Tech Corp.	28,000	44,274
Avermedia Technologies, Inc. (I)	89,000	36,079
Avision, Inc. (I)	277,916	80,299
AVY Precision Technology, Inc.	7,000	16,182
Awea Mechantronic Company, Ltd.	6,300	9,377
Bank of Kaohsiung	657,615	190,473
Basso Industry Corp.	103,000	146,636
BenQ Materials Corp.	202,000	202,720
BES Engineering Corp.	2,014,200	492,578
Bin Chuan Enterprise Company, Ltd.	70,273	47,767
Bionet Corp.	24,000	29,426
Biostar Microtech International Corp.	227,000	81,151
Boardtek Electronics Corp.	131,000	212,488
Bright Led Electronics Corp.	100,000	46,697
C Sun Manufacturing, Ltd.	175,729	121,067
Cameo Communications, Inc.	350,955	78,379
Capital Securities Corp.	2,487,371	818,556
Career Technology MFG. Company, Ltd.	351,000	390,599
Carnival Industrial Corp.	512,000	140,609
Catcher Technology Company, Ltd.	452,000	4,112,315
Cathay Chemical Works	106,000	58,678
Cathay Financial Holdings Company, Ltd.	3,338,619	5,064,941
Cathay Real Estate Development Company, Ltd.	954,000	533,934
Central Reinsurance Company, Ltd.	198,825	106,838
ChainQui Construction Development Company, Ltd.	141,000	106,484
Chaintech Technology Corp.	36,157	32,498
Champion Building Materials Company, Ltd.	512,852	153,455
Chang Hwa Commercial Bank	4,176,606	2,451,060
Chang Wah Electromaterials, Inc.	39,010	100,254
Channel Well Technology Company, Ltd.	101,000	64,137
Charoen Pokphand Enterprise	276,150	247,164
Chaun-Choung Technology Corp.	73,000	200,893
CHC Resources Corp.	54,000	124,097
Chen Full International Company, Ltd.	49,000	57,339
Chenbro Micom Company, Ltd.	90,000	155,036
Cheng Loong Corp.	1,278,480	516,674
Cheng Shin Rubber Industry Company, Ltd.	1,246,031	3,002,090
Cheng Uei Precision Industry Company, Ltd.	507,335	909,615
Chia Chang Company, Ltd.	26,000	24,986
Chia Hsin Cement Corp.	700,089	302,986
Chicony Electronics Company, Ltd.	419,935	1,165,176
Chien Kuo Construction Company, Ltd.	425,872	154,492
Chien Shing Stainless Steel Company (I)	180,000	28,830
Chilisin Electronics Corp.	106,960	151,376

SEE NOTES TO FINANCIAL STATEMENTS57

	Shares	Value
Taiwan (continued)
Chime Ball Technology Company, Ltd.	22,000	$58,715
Chimei Materials Technology Corp.	214,050	216,984
Chin-Poon Industrial Company, Ltd.	403,642	731,872
China Airlines, Ltd. (I)	2,726,820	1,334,802
China Chemical & Pharmaceutical Company, Ltd.	215,000	139,495
China Development Financial Holdings Corp.	9,110,531	3,153,712
China Ecotek Corp.	33,000	68,849
China Electric Manufacturing Corp.	229,000	77,529
China General Plastics Corp.	369,304	181,199
China Life Insurance Company, Ltd.	1,702,025	1,458,479
China Manmade Fibers Corp. (I)	1,304,000	453,441
China Metal Products Company, Ltd.	312,966	327,264
China Motor Corp.	632,905	544,809
China Petrochemical Development Corp.	2,728,045	1,026,342
China Steel Chemical Corp.	118,000	550,981
China Steel Corp.	4,761,038	3,951,076
China Steel Structure Company, Ltd.	187,000	160,682
China Synthetic Rubber Corp.	563,937	574,010
China Wire & Cable Company, Ltd. (I)	218,000	81,862
Chinese Maritime Transport, Ltd.	31,000	32,544
Chipbond Technology Corp.	490,000	948,521
Chong Hong Construction Company	108,595	224,120
Chroma ATE, Inc.	211,440	542,344
Chun Yu Works & Company, Ltd.	321,000	150,488
Chun Yuan Steel	647,381	240,042
Chung Hsin Electric & Machinery Manufacturing Corp.	468,125	308,969
Chung Hung Steel Corp. (I)	1,284,226	291,856
Chung Hwa Pulp Corp. (I)	580,290	158,912
Chunghwa Chemical Synthesis & Biotech Company, Ltd.	52,000	51,999
Chunghwa Picture Tubes, Ltd. (I)	5,416,320	256,360
Chunghwa Telecom Company, Ltd.	647,000	2,035,277
Chunghwa Telecom Company, Ltd., ADR (L)	89,471	2,814,758
Chyang Sheng Dyeing & Finishing Company, Ltd. (I)	70,000	37,618
Cleanaway Company, Ltd.	53,000	267,763
Clevo Company	352,120	540,447
CMC Magnetics Corp. (I)	3,492,000	482,670
CoAsia Microelectronics Corp.	67,200	45,081
Collins Company, Ltd.	223,797	103,107
Compal Electronics, Inc.	3,929,895	3,044,875
Compeq Manufacturing Company	1,220,000	677,598
Continental Holdings Corp.	565,950	210,551
Coretronic Corp. (I)	333,500	512,767
Cosmo Electronics Corp. (I)	21,000	23,305
Coxon Precise Industrial Company, Ltd.	152,231	344,332
CSBC Corp. Taiwan	140,312	73,960
CTBC Financial Holding Company, Ltd.	5,066,982	3,365,196
CTCI Corp.	345,000	567,758

58SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Cub Elecparts, Inc.	26,357	$284,260
CviLux Corp.	75,000	129,315
Cyberlink Corp.	69,326	200,218
CyberPower Systems, Inc.	36,000	73,122
CyberTAN Technology, Inc.	277,000	206,453
D-Link Corp.	966,579	547,535
DA CIN Construction Company, Ltd.	147,000	94,469
Da-Li Construction Company, Ltd. (I)	80,510	108,781
Dafeng TV, Ltd.	32,670	53,965
Danen Technology Corp. (I)	278,000	93,027
Darfon Electronics Corp.	351,950	203,493
De Licacy Industrial Company	150,000	75,765
Delpha Construction Company, Ltd.	293,383	153,701
Delta Electronics, Inc.	635,000	4,085,055
Depo Auto Parts Industrial Company, Ltd.	88,000	337,068
DFI, Inc.	62,000	75,737
Dimerco Express Corp.	46,000	33,909
DYNACOLOR, Inc.	43,000	94,317
Dynamic Electronics Company, Ltd. (I)	378,927	174,305
Dynapack International Technology Corp.	91,000	214,190
E Ink Holdings, Inc. (I)	867,000	379,531
E-Lead Electronic Company, Ltd.	59,000	141,611
E-LIFE MALL Corp.	66,000	126,414
E-Ton Solar Tech Company, Ltd. (I)	212,541	107,073
E.Sun Financial Holding Company, Ltd.	3,460,553	2,156,809
Eastern Media International Corp.	458,164	145,277
Eclat Textile Company, Ltd.	120,982	1,382,662
Edimax Technology Company, Ltd.	101,359	39,089
Edison Opto Corp. (I)	58,000	56,354
Edom Technology Company, Ltd.	225,500	196,798
EGALAX_EMPIA Technology, Inc.	58,067	117,949
Elan Microelectronics Corp.	335,000	565,377
Elite Advanced Laser Corp.	93,000	305,128
Elite Material Company	284,000	401,048
Elite Semiconductor Memory Technology, Inc.	209,000	329,537
Elitegroup Computer Systems Company, Ltd.	457,284	358,773
eMemory Technology, Inc.	54,000	559,886
ENG Electric Company, Ltd.	132,223	87,494
EnTie Commercial Bank	379,000	176,917
Entire Technology Company, Ltd. (I)	18,000	14,483
Episil Holdings Corp. (I)	109,000	52,145
Epistar Corp.	713,810	1,362,215
Eternal Materials Company, Ltd.	439,823	445,766
Etron Technology, Inc. (I)	181,000	109,245
Eva Airways Corp. (I)	1,562,020	1,140,804
Everest Textile Company, Ltd. (I)	272,000	140,302
Evergreen International Storage & Transport Corp.	609,320	351,996

SEE NOTES TO FINANCIAL STATEMENTS59

	Shares	Value
Taiwan (continued)
Evergreen Marine Corp Taiwan, Ltd. (I)	1,770,886	$1,294,382
Everlight Chemical Industrial Corp.	303,346	268,719
Everlight Electronics Company, Ltd.	383,000	983,768
Excelsior Medical Company, Ltd.	83,600	135,563
Far Eastern Department Stores Company, Ltd.	833,558	715,303
Far Eastern International Bank	1,902,738	640,823
Far Eastern New Century Corp.	1,965,646	2,037,570
Far EasTone Telecommunications Company, Ltd.	1,040,000	2,562,905
Faraday Technology Corp.	278,586	359,714
Farglory F T Z Investment Holding Company, Ltd. (I)	17,000	10,872
Farglory Land Development Company, Ltd.	284,526	339,246
Federal Corp.	607,164	356,284
Feedback Technology Corp.	19,000	35,362
Feng Hsin Iron & Steel Company	290,000	360,156
Feng TAY Enterprise Company, Ltd.	186,876	778,113
First Copper Technology Company, Ltd.	344,000	107,397
First Financial Holding Company, Ltd.	4,207,754	2,478,270
First Hotel	109,919	70,801
First Insurance Company, Ltd.	313,165	153,479
First Steamship Company, Ltd.	273,986	146,843
FLEXium Interconnect, Inc.	195,206	484,200
Flytech Technology Company, Ltd.	103,969	404,708
Forhouse Corp.	575,894	316,614
Formosa Advanced Technologies Company, Ltd.	126,000	88,476
Formosa Chemicals & Fibre Corp.	1,267,440	2,836,611
Formosa International Hotels Corp.	35,213	368,120
Formosa Laboratories, Inc. (I)	14,000	30,378
Formosa Oilseed Processing	199,689	130,640
Formosa Optical Technology Company, Ltd.	28,000	74,208
Formosa Petrochemical Corp.	368,000	803,369
Formosa Plastics Corp.	1,191,880	2,931,367
Formosa Taffeta Company, Ltd.	863,000	909,979
Formosan Rubber Group, Inc.	493,000	510,196
Formosan Union Chemical	434,295	169,395
Founding Construction & Development Company, Ltd.	227,636	148,735
Foxconn Technology Company, Ltd.	520,936	1,336,774
Foxlink Image Technology Company, Ltd.	123,000	76,002
Froch Enterprise Company, Ltd. (I)	292,000	124,513
FSP Technology, Inc.	249,224	205,934
Fubon Financial Holding Company, Ltd.	2,707,422	4,809,472
Fullerton Technology Company, Ltd.	156,819	131,286
Fulltech Fiber Glass Corp.	249,027	91,034
Fwusow Industry Company, Ltd.	311,467	148,979
G Shank Enterprise Company, Ltd.	166,562	142,121
G Tech Optoelectronics Corp.	174,000	150,849
Gallant Precision Machining Company, Ltd.	76,000	29,296
Gamania Digital Entertainment Company, Ltd. (I)	122,000	140,639

60SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
GEM Terminal Industrial Company, Ltd.	47,500	$19,549
Gemtek Technology Corp.	226,496	167,862
Genesis Photonics, Inc. (I)	278,740	138,956
Genius Electronic Optical Company, Ltd.	51,589	172,595
GeoVision, Inc.	49,255	177,388
Getac Technology Corp.	446,000	264,796
Giant Manufacturing Company, Ltd.	146,000	1,413,720
Giantplus Technology Company, Ltd. (I)	92,000	35,511
Giga Solution Tech Company, Ltd.	68,237	44,449
Gigabyte Technology Company, Ltd.	469,719	596,728
Gigasolar Materials Corp.	23,040	362,904
Gigastorage Corp. (I)	326,100	268,744
Ginko International Company, Ltd.	33,000	335,086
Gintech Energy Corp. (I)	428,000	307,151
Global Brands Manufacture, Ltd. (I)	317,611	106,842
Global Lighting Technologies, Inc.	63,000	92,929
Global Mixed Mode Technology, Inc.	67,000	193,900
Global Unichip Corp.	75,000	208,057
Globalwafers Company, Ltd. (I)	13,421	47,337
Globe Union Industrial Corp.	221,450	115,450
Gloria Material Technology Corp.	263,750	182,719
Glory Science Company, Ltd.	64,859	97,223
Gold Circuit Electronics, Ltd. (I)	616,071	417,688
Goldsun Development & Construction Company, Ltd.	1,820,005	601,707
Gourmet Master Company, Ltd.	48,000	251,972
Grand Pacific Petrochemical Corp.	1,174,000	627,961
Grape King Bio, Ltd.	94,000	391,669
Great China Metal Industry	218,000	219,827
Great Taipei Gas Company, Ltd.	246,000	182,763
Great Wall Enterprise Company, Ltd.	679,642	594,283
Greatek Electronics, Inc.	116,000	140,598
Green Energy Technology, Inc. (I)	335,000	202,574
GTM Corp. (I)	222,000	133,095
Hannstar Board Corp.	264,467	132,066
HannStar Display Corp.	3,848,980	957,580
HannsTouch Solution, Inc. (I)	811,000	198,333
Harvatek Corp.	114,920	72,734
Hey Song Corp.	410,250	495,516
Hi-Clearance, Inc.	19,000	56,812
Highwealth Construction Corp.	442,200	940,166
Hiroca Holdings, Ltd.	38,000	113,588
HiTi Digital, Inc. (I)	25,000	12,253
Hitron Technology, Inc.	213,000	108,902
Hiwin Technologies Corp.	125,378	1,007,241
Ho Tung Chemical Corp.	1,149,890	371,122
Hocheng Corp.	313,000	104,985
Hold-Key Electric Wire & Cable Company, Ltd.	169,119	49,374

SEE NOTES TO FINANCIAL STATEMENTS61

	Shares	Value
Taiwan (continued)
Holiday Entertainment Company, Ltd.	50,000	$63,300
Holtek Semiconductor, Inc.	180,000	337,226
Holy Stone Enterprise Company, Ltd.	232,734	325,990
Hon Hai Precision Industry Company, Ltd.	8,997,499	24,862,201
Hong TAI Electric Industrial	309,000	101,251
Horizon Securities Company, Ltd.	90,000	26,032
Hota Industrial Manufacturing Company, Ltd.	152,572	295,043
Hotai Motor Company, Ltd.	127,000	1,926,432
Hsin Kuang Steel Company, Ltd.	326,153	181,609
Hsin Yung Chien Company, Ltd.	28,200	107,649
Hsing TA Cement Company, Ltd.	200,000	87,443
HTC Corp.	284,700	1,381,887
Hu Lane Associate, Inc.	79,066	321,211
Hua Eng Wire & Cable Company, Ltd.	666,000	211,284
Hua Nan Financial Holdings Company, Ltd.	4,537,017	2,595,426
Huaku Development Company, Ltd.	168,353	318,307
Huang Hsiang Construction Company	85,000	122,444
Hung Ching Development & Construction Company, Ltd.	203,000	134,367
Hung Poo Real Estate Development Corp.	148,000	126,178
Hung Sheng Construction Company, Ltd. (I)	559,808	348,784
Huxen Corp.	42,000	60,500
Hwa Fong Rubber Company, Ltd.	353,259	231,786
I-Chiun Precision Industry Company, Ltd.	134,000	83,183
I-Sheng Electric Wire & Cable Company, Ltd.	95,000	132,531
Ibase Technology, Inc.	95,777	164,872
Ichia Technologies, Inc.	334,300	354,768
Ideal Bike Corp.	28,000	13,783
IEI Integration Corp.	88,427	144,090
ILI Technology Corp.	50,397	111,013
Infortrend Technology, Inc.	245,000	130,695
Innolux Corp.	9,159,219	4,681,721
Inotera Memories, Inc. (I)	1,681,165	2,472,136
Inpaq Technology Company, Ltd.	10,000	12,093
Insyde Software Corp.	21,000	32,213
Inventec Corp.	2,172,705	1,661,149
ITE Technology, Inc.	110,881	134,547
ITEQ Corp.	199,700	158,214
J Touch Corp. (I)	101,000	57,598
Janfusun Fancyworld Corp. (I)	48,983	7,320
Jenn Feng New Energy Company, Ltd. (I)	64,932	19,236
Jentech Precision Industrial Company, Ltd.	67,808	155,974
Jess-Link Products Company, Ltd.	135,000	163,826
Jih Sun Financial Holdings Company, Ltd.	314,000	84,582
Johnson Health Tech Company, Ltd.	84,100	224,779
K Laser Technology, Inc.	23,000	11,920
Kang Na Hsiung Enterprise Company, Ltd.	168,000	70,783
Kaori Heat Treatment Company, Ltd.	49,401	89,576

62SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Kaulin Manufacturing Company, Ltd.	124,490	$92,527
KD Holding Corp.	7,000	36,409
KEE TAI Properties Company, Ltd.	464,973	297,882
Kenda Rubber Industrial Company, Ltd.	441,762	900,023
Kenmec Mechanical Engineering Company, Ltd. (I)	40,000	19,104
Kerry TJ Logistics Company, Ltd.	236,000	291,675
King Slide Works Company, Ltd.	42,000	677,658
King Yuan Electronics Company, Ltd.	1,612,762	1,362,022
King's Town Bank	1,035,000	1,115,254
King's Town Construction Company, Ltd. (I)	140,700	119,944
Kingdom Construction Company, Ltd.	393,000	395,546
Kinik Company	112,000	244,014
Kinko Optical Company, Ltd.	158,648	122,846
Kinpo Electronics, Inc.	1,558,724	730,093
Kinsus Interconnect Technology Corp.	235,000	757,053
KMC Kuei Meng International, Inc.	26,500	125,603
KS Terminals, Inc.	79,000	100,593
Kung Long Batteries Industrial Company, Ltd.	58,000	181,256
Kuo Toong International Company, Ltd.	103,000	174,680
Kuoyang Construction Company, Ltd.	227,543	101,179
Kwong Fong Industries	315,280	182,172
KYE System Corp.	234,911	83,524
L&K Engineering Company, Ltd.	205,952	154,427
LAN FA Textile	267,183	89,226
Largan Precision Company, Ltd.	43,000	3,655,334
Laser Tek Taiwan Company, Ltd.	9,964	9,179
LCY Chemical Corp.	356,806	183,741
Leader Electronics, Inc.	181,867	68,830
Leadtrend Technology Corp.	23,599	30,464
Lealea Enterprise Company, Ltd.	902,863	272,433
Ledtech Electronics Corp.	6,236	3,098
LEE CHI Enterprises Company, Ltd.	287,000	144,095
Lelon Electronics Corp.	170,100	226,775
Leofoo Development Company, Ltd. (I)	411,012	150,872
LES Enphants Company, Ltd.	164,486	86,257
Lextar Electronics Corp.	363,500	365,854
Li Peng Enterprise Company, Ltd. (I)	774,962	285,122
Lian HWA Food Corp.	135,128	131,728
Lien Hwa Industrial Corp.	715,784	471,494
Lingsen Precision Industries, Ltd.	438,101	209,896
Lite-On Semiconductor Corp.	232,718	164,346
Lite-On Technology Corp.	1,585,521	2,008,552
Long Bon International Company, Ltd.	407,000	295,381
Long Chen Paper Company, Ltd.	691,968	274,722
Longwell Company	142,000	153,240
Lotes Company, Ltd.	47,000	219,206
Lucky Cement Corp.	272,000	88,156

SEE NOTES TO FINANCIAL STATEMENTS63

	Shares	Value
Taiwan (continued)
Lumax International Corp., Ltd.	76,395	$150,135
Lung Yen Life Service Corp.	84,000	215,015
Macroblock, Inc.	19,000	40,557
Macronix International (I)	4,400,718	955,762
MacroWell OMG Digital Entertainment Company, Ltd.	24,000	58,351
Mag Layers Scientific-Technics Company, Ltd.	13,317	15,103
Makalot Industrial Company, Ltd.	140,919	878,035
Marketech International Corp.	207,000	171,590
Masterlink Securities Corp.	1,351,809	446,848
Mayer Steel Pipe Corp.	226,407	98,934
Maywufa Company, Ltd.	18,000	8,613
MediaTek, Inc.	318,000	4,774,798
Mega Financial Holding Company, Ltd.	2,958,052	2,346,252
Meiloon Industrial Company, Ltd.	151,412	63,761
Mercuries & Associates, Ltd.	396,068	265,617
Mercuries Life Insurance Company, Ltd. (I)	153,300	83,537
Merida Industry Company, Ltd.	135,162	1,087,962
Merry Electronics Company, Ltd.	168,585	577,485
Micro-Star International Company, Ltd.	912,488	1,099,858
Microlife Corp.	30,000	66,968
MIN AIK Technology Company, Ltd.	88,000	423,202
Mirle Automation Corp.	93,290	87,355
Mitac Holdings Corp.	726,733	547,265
Mobiletron Electronics Company, Ltd.	67,000	133,351
Mosel Vitelic, Inc. (I)	583,484	126,714
Motech Industries, Inc.	291,000	382,449
MPI Corp.	44,000	159,710
Nak Sealing Technologies Corp.	59,000	200,622
Namchow Chemical Industrial Company, Ltd.	175,000	321,689
Nan Kang Rubber Tire Company, Ltd.	408,711	418,468
Nan Ren Lake Leisure Amusement Company, Ltd.	31,000	12,555
Nan Ya Plastics Corp.	1,418,860	3,070,505
Nan Ya Printed Circuit Board Corp. (I)	249,930	351,248
Nantex Industry Company, Ltd.	355,526	179,273
National Petroleum Company, Ltd.	153,000	187,456
Neo Solar Power Corp.	688,811	588,619
Netronix, Inc.	56,000	76,270
New Asia Construction & Development Corp.	285,136	79,429
New Era Electronics Company, Ltd.	44,000	46,139
Newmax Technology Company, Ltd.	69,448	83,694
Nexcom International Company, Ltd.	64,000	103,805
Nichidenbo Corp.	104,742	89,544
Nien Hsing Textile Company, Ltd.	357,572	294,046
Novatek Microelectronics Corp.	346,000	1,859,337
Nuvoton Technology Corp.	30,000	27,207
Ocean Plastics Company, Ltd. (I)	29,000	32,271
Optimax Technology Corp. (I)	170,816	76,039

64SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
OptoTech Corp.	447,000	$187,239
Orient Semiconductor Electronics, Ltd. (I)	720,000	314,208
Oriental Union Chemical Corp.	515,300	465,830
P-Two Industries, Inc.	17,000	7,193
Pacific Construction Company, Ltd.	235,002	101,631
Pacific Hospital Supply Company, Ltd.	42,000	94,930
Pan Jit International, Inc. (I)	257,000	121,471
Pan-International Industrial Corp.	354,443	202,121
Parade Technologies, Ltd.	46,000	431,104
Paragon Technologies Company, Ltd.	101,808	164,436
PChome Online, Inc.	68,856	812,938
Pegatron Corp.	1,480,321	4,050,747
Phihong Technology Company, Ltd.	266,416	142,147
Phison Electronics Corp.	122,000	922,430
Phoenix Tours International, Inc.	43,000	58,508
Pixart Imaging, Inc.	119,830	347,347
Plotech Company, Ltd.	100,000	41,933
Polytronics Technology Corp.	42,000	91,564
Portwell, Inc.	112,000	202,102
Posiflex Technologies, Inc.	36,522	179,438
Pou Chen Corp.	2,164,448	3,111,005
Power Mate Technology Company, Ltd.	15,000	32,365
Power Quotient International Company, Ltd. (I)	130,000	67,525
Powercom Company, Ltd. (I)	90,760	13,612
Powertech Industrial Company, Ltd.	67,000	46,003
Powertech Technology, Inc. (I)	925,000	1,578,499
Poya Company, Ltd.	51,693	444,390
President Chain Store Corp.	299,000	2,320,370
President Securities Corp.	1,117,259	573,391
Prime Electronics Satellitics, Inc.	82,759	34,713
Prince Housing & Development Corp.	1,044,943	424,667
Princeton Technology Corp. (I)	48,000	17,575
Prodisc Technology, Inc. (I)	540,000	0
Promate Electronic Company, Ltd.	222,000	271,205
Promise Technology, Inc.	139,000	144,661
Qisda Corp. (I)	1,733,440	792,210
Qualipoly Chemical Corp.	50,000	40,079
Quanta Computer, Inc.	966,000	2,432,317
Quanta Storage, Inc.	77,000	81,890
Quintain Steel Company, Ltd. (I)	475,194	91,151
Radiant Opto-Electronics Corp.	365,343	1,198,399
Radium Life Tech Company, Ltd. (I)	574,161	298,878
Ralec Electronic Corp.	63,259	118,892
Realtek Semiconductor Corp.	329,706	1,029,926
Rechi Precision Company, Ltd.	282,038	287,184
Rexon Industrial Corp., Ltd.	83,286	28,989
Rich Development Company, Ltd.	275,000	117,171

SEE NOTES TO FINANCIAL STATEMENTS65

	Shares	Value
Taiwan (continued)
Richtek Technology Corp.	145,000	$759,688
Ritek Corp. (I)	3,512,428	410,736
Ruentex Development Company, Ltd.	375,586	560,639
Ruentex Industries, Ltd.	353,801	761,831
Run Long Construction Company, Ltd.	42,000	37,137
Sampo Corp.	641,997	265,495
San Fang Chemical Industry Company, Ltd.	86,732	109,057
San Shing Fastech Corp.	63,163	155,099
Sanyang Industrial Company, Ltd.	713,389	636,667
Sanyo Electric Company, Ltd.	79,900	76,082
SCI Pharmtech, Inc.	42,044	89,081
Scientech Corp.	47,000	94,008
ScinoPharm Taiwan, Ltd.	107,078	164,374
SDI Corp.	103,000	149,703
Sea Sonic Electronics Company, Ltd.	16,000	24,030
Senao International Company, Ltd.	62,000	100,425
Sercomm Corp.	216,000	484,497
Sesoda Corp.	176,557	220,414
Shan-Loong Transportation Company, Ltd.	4,000	3,114
Sheng Yu Steel Company, Ltd.	188,000	120,840
ShenMao Technology, Inc.	57,000	58,235
Shih Her Technologies, Inc.	28,000	48,832
Shih Wei Navigation Company, Ltd.	117,363	66,478
Shihlin Electric & Engineering Corp.	509,213	646,605
Shihlin Paper Corp. (I)	72,000	86,061
Shin Hai Gas Corp.	2,315	3,084
Shin Kong Financial Holding Company, Ltd.	7,661,409	2,194,511
Shin Shin Natural Gas Company	1,000	1,061
Shin Zu Shing Company, Ltd.	159,933	395,776
Shining Building Business Company, Ltd. (I)	270,334	155,813
Shinkong Insurance Company, Ltd.	310,000	242,980
Shinkong Synthetic Fibers Corp.	1,914,287	675,069
Shinkong Textile Company, Ltd.	154,000	193,096
Shiny Chemical Industrial Company, Ltd.	35,954	49,764
Shuttle, Inc.	229,985	61,204
Sigurd Microelectronics Corp.	427,887	415,966
Silicon Integrated Systems Corp. (I)	794,000	220,015
Silicon Power Computer & Communications, Inc.	48,000	45,761
Siliconware Precision Industries Company	942,000	1,657,715
Siliconware Precision Industries Company, ADR (L)	232,764	2,059,961
Silitech Technology Corp.	92,697	65,211
Simplo Technology Company, Ltd.	239,200	1,183,877
Sinbon Electronics Company, Ltd.	203,000	306,756
Sincere Navigation Corp.	306,000	244,132
Singatron Enterprise Company, Ltd. (I)	99,000	42,068
Sinkang Industries, Ltd.	69,000	23,788
Sinmag Equipment Corp.	27,889	164,061

66SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Sino-American Electronic Company, Ltd. (I)	5,000	$14,421
Sino-American Silicon Products, Inc. (I)	455,000	735,714
Sinon Corp.	449,150	240,603
SinoPac Financial Holdings Company, Ltd.	6,501,193	2,654,936
Sinphar Pharmaceutical Company, Ltd.	120,940	157,565
Sinyi Realty, Inc.	208,369	237,297
Sirtec International Company, Ltd.	104,000	222,820
Sitronix Technology Corp.	107,000	368,201
Siward Crystal Technology Company, Ltd.	181,301	134,918
Soft-World International Corp.	104,000	319,856
Solar Applied Materials Technology Company	233,899	192,163
Solartech Energy Corp. (I)	260,000	162,271
Solomon Technology Corp. (I)	183,303	106,924
Solytech Enterprise Corp. (I)	136,758	37,536
Sonix Technology Company, Ltd.	139,000	215,083
Southeast Cement Company, Ltd.	356,000	188,587
Spirox Corp. (I)	166,369	102,424
Sporton International, Inc.	62,725	323,409
St. Shine Optical Company, Ltd.	50,000	807,321
Standard Chemical & Pharmaceutical Company, Ltd.	38,000	47,282
Standard Foods Corp.	183,662	433,381
Stark Technology, Inc.	164,000	150,036
Sunonwealth Electric Machine Industry Company, Ltd.	141,000	91,867
Sunplus Technology Company, Ltd. (I)	651,000	268,640
Sunrex Technology Corp.	240,000	162,640
Sunspring Metal Corp.	97,000	189,742
Supreme Electronics Company, Ltd.	236,500	127,392
Swancor Ind. Company, Ltd.	47,402	245,908
Sweeten Construction Company, Ltd.	119,017	70,689
Syncmold Enterprise Corp.	97,000	210,029
Synnex Technology International Corp.	611,132	889,883
Sysage Technology Company, Ltd.	68,145	78,594
T-Mac Techvest PCB Company, Ltd.	42,000	23,159
TA Chen Stainless Pipe (I)	835,521	566,284
Ta Chong Bank, Ltd. (I)	2,329,151	785,261
Ta Chong Securities Company, Ltd.	51,000	18,088
Ta Ya Electric Wire & Cable Company, Ltd.	637,406	132,323
TA-I Technology Company, Ltd.	138,809	76,784
Tah Hsin Industrial Company, Ltd.	112,500	101,001
TAI Roun Products Company, Ltd.	111,000	37,050
Tai Tung Communication Company, Ltd.	45,361	60,313
Taichung Commercial Bank	2,180,728	724,751
TaiDoc Technology Corp.	36,000	138,321
Taiflex Scientific Company, Ltd.	161,000	233,027
Taimide Tech, Inc.	72,000	103,379
Tainan Enterprises Company, Ltd.	201,467	173,609
Tainan Spinning Company, Ltd.	1,405,671	777,017

SEE NOTES TO FINANCIAL STATEMENTS67

	Shares	Value
Taiwan (continued)
Taishin Financial Holdings Company, Ltd.	6,969,091	$2,978,520
Taisun Enterprise Company, Ltd. (I)	422,026	160,326
Taita Chemical Company, Ltd. (I)	184,188	54,225
Taiwan Acceptance Corp.	112,000	262,411
Taiwan Business Bank (I)	3,796,697	1,126,269
Taiwan Cement Corp.	2,795,726	3,813,758
Taiwan Chinsan Electronic Industrial Company, Ltd.	54,000	88,527
Taiwan Cogeneration Corp.	556,137	446,497
Taiwan Cooperative Financial Holding Company, Ltd.	4,294,917	2,206,052
Taiwan FamilyMart Company, Ltd.	24,000	155,235
Taiwan Fertilizer Company, Ltd.	554,000	958,125
Taiwan Fire & Marine Insurance Company	155,000	113,340
Taiwan FU Hsing Industrial Company, Ltd.	215,000	262,731
Taiwan Glass Industrial Corp.	951,933	704,429
Taiwan Hon Chuan Enterprise Company, Ltd.	246,400	442,687
Taiwan Hopax Chemicals Manufacturing Company, Ltd.	67,000	43,073
Taiwan Kolin Company, Ltd. (I)	400,000	0
Taiwan Land Development Corp.	839,356	309,433
Taiwan Life Insurance Company, Ltd. (I)	317,836	245,477
Taiwan Line Tek Electronic	67,244	51,693
Taiwan Mask Corp.	325,850	103,178
Taiwan Mobile Company, Ltd.	674,700	2,306,120
Taiwan Navigation Company, Ltd.	54,000	35,183
Taiwan Paiho, Ltd.	294,342	578,651
Taiwan PCB Techvest Company, Ltd.	236,227	407,673
Taiwan Prosperity Chemical Corp.	100,000	78,074
Taiwan Pulp & Paper Corp. (I)	524,640	185,239
Taiwan Sakura Corp.	200,156	137,780
Taiwan Secom Company, Ltd.	169,430	451,166
Taiwan Semiconductor Company, Ltd.	272,000	295,926
Taiwan Semiconductor Manufacturing Company, Ltd.	9,655,000	46,064,755
Taiwan Semiconductor Manufacturing Company, Ltd., ADR	697,784	17,116,642
Taiwan Sogo Shin Kong SEC	349,460	436,818
Taiwan Styrene Monomer Corp.	548,821	233,547
Taiwan Surface Mounting Technology Company, Ltd.	260,606	339,874
Taiwan TEA Corp.	791,723	448,515
Taiwan Union Technology Corp.	194,000	179,783
Taiyen Biotech Company, Ltd.	216,472	173,977
Tatung Company, Ltd. (I)	2,948,526	810,160
Te Chang Construction Company, Ltd.	83,265	71,827
Teco Electric & Machinery Company, Ltd.	1,804,109	1,839,478
Tecom Company, Ltd. (I)	41,000	3,326
Tekcore Company, Ltd. (I)	33,000	10,634
Ten Ren Tea Company, Ltd.	35,000	52,740
Test Research, Inc.	173,596	286,769
Test-Rite International Company, Ltd.	318,549	210,703
Tex-Ray Industrial Company, Ltd. (I)	91,800	37,925

68SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
The Ambassador Hotel	236,000	$207,433
Thinking Electronic Industrial Company, Ltd.	74,000	110,803
Thye Ming Industrial Company, Ltd.	133,250	161,334
Ton Yi Industrial Corp.	555,000	411,526
Tong Hsing Electronic Industries, Ltd.	144,951	556,376
Tong Yang Industry Company, Ltd.	447,043	554,864
Tong-Tai Machine & Tool Company, Ltd.	134,893	146,900
Topco Scientific Company, Ltd.	205,151	398,260
Topco Technologies Corp.	26,000	58,302
Topoint Technology Company, Ltd.	179,248	167,569
Toung Loong Textile Manufacturing	69,000	217,873
TPK Holding Company, Ltd.	200,000	1,439,520
Trade-Van Information Services Company	14,000	12,153
Transasia Airways Corp.	147,000	53,044
Transcend Information, Inc.	117,000	384,699
Tripod Technology Corp.	358,770	789,264
Tsann Kuen Enterprise Company, Ltd.	98,220	99,814
TSC Auto ID Technology Company, Ltd.	19,000	148,571
TSRC Corp.	339,706	358,394
Ttet Union Corp.	47,000	107,426
TTFB Company, Ltd.	7,000	53,188
TTY Biopharm Company, Ltd.	95,094	201,746
Tung Ho Steel Enterprise Corp.	1,131,138	855,391
Tung Ho Textile Company, Ltd.	247,000	64,050
Tung Thih Electronic Company, Ltd.	50,258	192,016
TURVO International Company, Ltd.	57,062	167,866
TXC Corp.	346,659	421,051
TYC Brother Industrial Company, Ltd. (I)	125,531	89,500
Tycoons Group Enterprise Company, Ltd. (I)	594,536	109,770
Tyntek Corp. (I)	160,001	62,890
U-Ming Marine Transport Corp.	300,000	453,789
Ubright Optronics Corp.	28,600	41,462
Uni-President Enterprises Corp.	2,564,234	4,293,130
Unimicron Technology Corp.	1,210,855	812,947
Union Bank of Taiwan (I)	1,340,100	449,538
Union Insurance Company, Ltd. (I)	69,620	55,065
Unitech Computer Company, Ltd.	181,039	112,863
Unitech Printed Circuit Board Corp. (I)	727,869	338,223
United Integrated Services Company, Ltd.	165,000	170,462
United Microelectronics Corp.	7,602,468	3,852,073
United Microelectronics Corp., ADR	137,773	345,810
Unity Opto Technology Company, Ltd. (I)	230,389	255,905
Universal Cement Corp.	494,504	417,603
Unizyx Holding Corp.	526,000	292,020
UPC Technology Corp.	1,005,938	369,149
Userjoy Technology Company, Ltd.	10,000	16,132
USI Corp.	1,078,801	591,923

SEE NOTES TO FINANCIAL STATEMENTS69

	Shares	Value
Taiwan (continued)
Vanguard International Semiconductor Corp.	631,000	$1,094,719
Ve Wong Corp.	195,450	146,785
Viking Tech Corp.	26,770	20,562
Visual Photonics Epitaxy Company, Ltd.	293,700	306,924
Vivotek, Inc.	64,813	202,586
Wafer Works Corp. (I)	305,218	152,946
Wah Hong Industrial Corp.	14,835	15,548
Wah Lee Industrial Corp.	72,000	124,402
Walsin Lihwa Corp. (I)	4,134,000	1,319,039
Walsin Technology Corp. (I)	897,721	440,942
Walton Advanced Engineering, Inc.	383,661	168,541
Wan Hai Lines, Ltd.	650,216	721,911
WAN HWA Enterprise Company	3,351	1,610
Waterland Financial Holding Company, Ltd.	3,025,499	822,803
Ways Technical Corp., Ltd.	44,000	36,176
WEI Chih Steel Industrial Company, Ltd. (I)	41,000	5,233
Wei Chuan Food Corp.	363,000	292,902
Wei Mon Industry Company, Ltd. (I)	266,912	77,220
Weikeng Industrial Company, Ltd.	270,900	205,130
Well Shin Technology Company, Ltd.	72,420	109,726
Win Semiconductors Corp.	600,000	683,715
Winbond Electronics Corp. (I)	4,148,000	1,401,568
Wintek Corp. (I)	819,661	47,762
Wisdom Marine Lines Company, Ltd. (I)	84,744	99,922
Wistron Corp.	2,168,232	2,040,058
Wistron NeWeb Corp.	237,083	553,472
WPG Holdings Company, Ltd.	1,123,760	1,438,357
WT Microelectronics Company, Ltd.	324,977	502,808
WUS Printed Circuit Company, Ltd.	375,000	177,372
X-Legend Entertainment Company, Ltd.	15,500	78,885
Xxentria Technology Materials Corp.	56,124	162,419
Yageo Corp.	654,819	1,238,271
Yang Ming Marine Transport Corp. (I)	1,611,916	869,952
YC Company, Ltd.	284,376	138,581
YC INOX Company, Ltd.	433,000	337,017
YeaShin International Development Company, Ltd.	25,937	15,057
Yeong Guan Energy Technology Group Company, Ltd.	33,000	152,425
YFY, Inc.	1,606,614	646,473
Yi Jinn Industrial Company, Ltd.	246,104	64,285
Yieh Phui Enterprise Company, Ltd.	1,473,707	436,903
Yonyu Plastics Company, Ltd.	53,450	61,815
Young Fast Optoelectronics Company, Ltd.	104,648	73,457
Young Optics, Inc.	41,000	82,120
Youngtek Electronics Corp.	89,167	188,432
Yuanta Financial Holdings Company, Ltd.	6,514,180	3,287,344
Yufo Electronics Company, Ltd.	22,000	13,342
Yulon Motor Company, Ltd.	898,900	1,282,687

70SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Taiwan (continued)
Yung Chi Paint & Varnish Manufacturing Company, Ltd.	92,850	$246,722
Yungshin Construction & Development Company	62,000	126,196
Yungshin Global Holding Corp.	117,000	202,737
Yungtay Engineering Company, Ltd.	297,000	687,708
Zeng Hsing Industrial Company, Ltd.	45,232	237,273
Zenitron Corp.	256,000	142,580
Zhen Ding Technology Holding, Ltd.	232,450	721,375
Zig Sheng Industrial Company, Ltd.	499,665	145,853
Zinwell Corp.	236,000	244,767
Zippy Technology Corp.	89,000	125,285
ZongTai Real Estate Development Company, Ltd.	80,121	49,185
Thailand 3.1%		84,453,851
A.J. Plast PCL	93,200	24,648
AAPICO Hitech PCL	34,300	16,444
Advanced Info Service PCL	491,091	3,539,258
Airports of Thailand PCL (L)	213,800	2,043,433
Amata Corp. PCL	541,300	311,419
Ananda Development PCL	394,500	51,006
AP Thailand PCL	1,254,478	269,676
Asia Green Energy PCL	61,380	6,455
Asia Plus Group Holdings Securities	1,679,600	228,588
Asian Insulators PCL	294,800	105,774
Bangkok Aviation Fuel Services PCL (L)	88,100	90,607
Bangkok Bank PCL	361,605	2,058,185
Bangkok Chain Hospital PCL	1,369,125	359,962
Bangkok Dusit Medical Services PCL (L)	1,504,300	1,000,385
Bangkok Expressway PCL (L)	426,700	603,821
Bangkok Insurance PCL	11,270	128,282
Bangkok Life Assurance PCL	87,400	137,872
Bangkok Life Assurance PCL, NVDR (L)	398,960	629,162
Bangkokland PCL	11,604,400	610,191
Banpu PCL (L)	853,900	798,963
BEC World PCL	589,500	856,990
Berli Jucker PCL (L)	548,600	666,024
Big C Supercenter PCL	35,900	259,839
Big C Supercenter PCL, NVDR (L)	120,100	869,048
Bumrungrad Hospital PCL	195,100	938,387
Cal-Comp Electronics Thailand PCL	3,148,288	401,205
Central Pattana PCL (L)	790,500	1,075,843
Central Plaza Hotel PCL (L)	466,500	450,916
CH Karnchang PCL (L)	538,023	457,644
Charoen Pokphand Foods PCL (L)	1,104,533	816,528
Christiani & Nielsen Thai	17,200	2,820
CK Power PCL (I)	408,000	224,633
CP ALL PCL (L)	1,481,500	1,832,972
CS Loxinfo PCL	101,600	23,884
Delta Electronics Thailand PCL	365,400	788,328

SEE NOTES TO FINANCIAL STATEMENTS71

	Shares	Value
Thailand (continued)
Dhipaya Insurance PCL	95,100	$116,926
Diamond Building Products PCL	411,800	67,508
DSG International Thailand PCL	317,800	76,673
Dynasty Ceramic PCL (L)	1,986,000	356,288
Eastern Water Resources Development & Management PCL	552,000	187,813
Electricity Generating PCL	137,100	670,022
Energy Absolute PCL	274,500	256,840
Esso Thailand PCL	2,184,500	435,819
G J Steel PCL (I)	60,820,500	112,874
G Steel PCL (I)	12,662,700	43,084
GFPT PCL	549,700	229,538
Glow Energy PCL	301,200	794,225
GMM Grammy PCL (I)	103,440	53,112
Golden Land Property Development PCL (I)	102,700	24,142
Grand Canal Land PCL	788,200	78,991
Grande Asset Hotels & Property PCL (I)	785,700	48,119
Hana Microelectronics PCL	485,000	618,814
Hemaraj Land & Development PCL (L)	3,732,300	510,262
Home Product Center PCL (L)	2,123,293	561,527
Indorama Ventures PCL	1,137,100	914,463
Intouch Holdings PCL	329,800	805,875
IRPC PCL (L)	9,392,900	1,295,773
Italian-Thai Development PCL (I)(L)	2,163,776	619,082
Jasmine International PCL	2,990,700	818,673
Jay Mart PCL	227,975	91,670
Kang Yong Electric PCL	2,800	25,376
Kasikornbank PCL	388,200	2,593,264
Kasikornbank PCL, NVDR	102,700	689,132
KCE Electronics PCL	286,800	487,906
KGI Securities Thailand PCL	1,053,600	125,793
Khon Kaen Sugar Industry PCL	594,900	228,171
Kiatnakin Bank PCL	398,000	483,189
Krung Thai Bank PCL	2,472,050	1,743,357
Krungthai Card PCL	126,000	344,912
Land and Houses PCL, NVDR	2,289,500	733,627
Lanna Resources PCL	277,500	114,159
Loxley PCL	1,037,610	138,006
LPN Development PCL	562,300	342,633
Major Cineplex Group PCL	340,500	305,428
MBK PCL	861,000	388,822
MCOT PCL	269,500	135,042
Minor International PCL	1,031,450	1,084,729
Modernform Group PCL	114,800	35,509
Muang Thai Insurance PCL	2,600	12,345
Nation Multimedia Group PCL	1,450,600	127,427
Padaeng Industry PCL	127,600	69,858
Polyplex PCL	275,000	87,612

72SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Thailand (continued)
Pranda Jewelry PCL	214,300	$39,108
Precious Shipping PCL	615,400	329,305
Premier Marketing PCL	90,500	27,573
President Rice Products PCL	30,000	42,685
Property Perfect PCL	2,395,400	94,097
Pruksa Real Estate PCL	714,000	706,712
PTG Energy PCL	406,500	100,588
PTT Exploration & Production PCL	1,231,028	4,302,696
PTT Global Chemical PCL	808,192	1,399,900
PTT PCL	792,400	8,406,842
Quality House PCL (L)	4,997,033	633,710
Raimon Land PCL (I)	1,761,500	108,970
Ratchaburi Electricity Generating Holding PCL	373,000	709,542
Regional Container Lines PCL (I)	558,000	179,499
Robinson Department Store PCL (L)	275,400	436,568
Rojana Industrial Park PCL (I)	218,000	64,395
RS PCL	457,400	280,127
Saha-Union PCL	252,100	323,605
Sahaviriya Steel Industries PCL (I)	15,675,180	116,364
Samart Corp. PCL (L)	506,600	583,695
Samart I-Mobile PCL (L)	2,213,600	206,776
Samart Telcoms PCL	356,400	275,595
Sansiri PCL (L)	5,900,909	365,042
SC Asset Corp. PCL	1,892,250	229,435
Siam Cement PCL, Foreign Shares	27,700	440,491
Siam Cement PCL, NVDR (L)	107,900	1,747,967
Siam City Cement PCL	57,300	751,475
Siam Commercial Bank PCL (L)	521,531	2,734,287
Siam Future Development PCL	738,619	174,774
Siamgas & Petrochemicals PCL	473,000	165,323
Sino Thai Engineering & Construction PCL (L)	613,128	468,428
SNC Former PCL	130,300	63,679
Somboon Advance Technology PCL	233,507	137,230
SPCG PCL	371,500	347,599
Sri Ayudhya Capital PCL	18,000	21,714
Sri Trang Agro-Industry PCL (L)	820,800	355,435
Sriracha Construction PCL	188,700	189,692
Srithai Superware PCL	504,500	44,629
STP & I PCL	615,900	369,578
Supalai PCL	640,600	467,620
Susco PCL	437,400	54,117
SVI PCL	1,000,128	146,632
Symphony Communication PCL	36,100	16,191
Tata Steel Thailand PCL (I)	6,199,800	151,495
Thai Agro Energy PCL	55,500	7,176
Thai Airways International PCL	1,239,111	509,749
Thai Carbon Black PCL	174,100	134,089

SEE NOTES TO FINANCIAL STATEMENTS73

	Shares	Value
Thailand (continued)
Thai Central Chemical PCL	1,900	$1,866
Thai Oil PCL	639,200	1,037,983
Thai Rung Union Car PCL	44,160	6,898
Thai Stanley Electric PCL	18,200	118,218
Thai Union Frozen Products PCL	1,393,600	922,457
Thai Vegetable Oil PCL	360,100	255,066
Thai-German Ceramic PCL	93,000	13,808
Thaicom PCL	442,900	479,477
Thanachart Capital PCL	682,800	739,190
The Bangchak Petroleum PCL (L)	735,900	768,222
The Erawan Group PCL	898,600	130,079
Thoresen Thai Agencies PCL	810,027	403,385
Ticon Industrial Connection PCL (L)	378,044	208,141
Tipco Asphalt PCL	55,500	160,509
TIPCO Foods PCL (I)	125,700	28,966
Tisco Financial Group PCL	302,100	439,180
TMB Bank PCL	5,545,100	517,977
Total Access Communication PCL	377,800	1,017,201
Total Access Communication PCL, NVDR (L)	87,200	234,782
Toyo-Thai Corp PCL	121,200	94,658
TPI Polene PCL (L)	10,982,400	1,148,175
True Corp. PCL (I)(L)	4,295,415	1,939,779
TTW PCL	1,268,900	486,680
Unique Engineering & Construction PCL	503,580	232,086
Univentures PCL	337,700	100,276
Vanachai Group PCL	1,250,880	321,135
Vibhavadi Medical Center PCL	277,060	140,544
Vinythai PCL	100,000	31,859
Workpoint Entertainment PCL (I)	118,600	249,453
Turkey 1.8%		49,566,232
Adana Cimento Sanayii TAS, Class A (L)	99,918	275,306
Adel Kalemcilik Ticaret ve Sanayi AS	1,368	33,558
Adese Alisveris Merkezleri Ticaret AS (I)	14,913	58,825
Akbank TAS	733,566	2,400,064
Akcansa Cimento AS	54,503	366,006
Akenerji Elektrik Uretim AS (I)(L)	280,430	127,486
Akfen Holding AS	36,342	85,313
Aksa Akrilik Kimya Sanayi AS	134,810	517,785
Aksigorta AS (L)	227,702	203,739
Alarko Holding AS (L)	97,048	153,227
Albaraka Turk Katilim Bankasi AS	154,957	110,063
Alkim Alkali Kimya AS	2,994	16,685
Anadolu Anonim Tuerk Sigorta Sirketi (I)	422,736	239,204
Anadolu Cam Sanayii AS (L)	195,858	157,778
Anadolu Efes Biracilik Ve Malt Sanayii AS	88,999	727,811
Anadolu Hayat Emeklilik AS	70,899	154,571
Arcelik AS	209,265	1,264,209

74SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Turkey (continued)
Aselsan Elektronik Sanayi Ve Ticaret AS (L)	69,020	$330,426
Asya Katilim Bankasi AS (I)	351,710	90,469
Aygaz AS (L)	124,835	487,490
Bagfas Bandirma Gubre Fabrik AS	29,040	159,640
Baticim Bati Anadolu Cimento Sanayii AS	24,319	71,783
Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS (I)(L)	60,906	60,360
BIM Birlesik Magazalar AS	115,242	2,159,498
Bizim Toptan Satis Magazalari AS (L)	22,731	148,182
Bolu Cimento Sanayii AS (L)	118,381	271,709
Borusan Mannesmann Boru Sanayi ve Ticaret AS (L)	79,620	227,695
Boyner Perakende Ve Tekstil Yatirimlari AS (I)	24,252	411,533
Brisa Bridgestone Sabanci Sanayi ve Ticaret AS	46,453	191,878
Bursa Cimento Fabrikasi AS	9,487	21,149
Celebi Hava Servisi AS	8,476	101,765
Cimsa Cimento Sanayi VE Ticaret AS	60,124	399,125
Coca-Cola Icecek AS	26,855	521,533
Deva Holding AS (I)	80,494	81,431
Dogan Sirketler Grubu Holdings AS (I)(L)	1,172,973	327,681
Dogus Otomotiv Servis ve Ticaret AS	67,637	345,062
Eczacibasi Yatirim Holding Ortakligi AS	7,623	27,223
EGE Endustri VE Ticaret AS	825	60,558
EGE Seramik Sanayi ve Ticaret AS	103,309	175,162
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS (L)	273,434	307,230
Enka Insaat ve Sanayi AS	243,321	497,308
Eregli Demir ve Celik Fabrikalari TAS	1,054,086	1,773,322
Fenerbahce Futbol ASA (I)(L)	6,193	114,334
Ford Otomotiv Sanayi AS	33,892	459,364
Gentas Genel Metal Sanayi ve Ticaret AS	121,631	76,145
Global Yatirim Holding AS	398,699	326,016
Goldas Kuyumculuk Sanayi Ithalat ve Ihracat AS (I)	54,847	4,591
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	6,137	174,633
Goodyear Lastikleri Turk AS	4,166	122,962
Gozde Girisim Sermayesi Yatirim Ortakligi AS (I)(L)	121,034	144,417
GSD Holding AS (I)(L)	245,645	162,671
Gubre Fabrikalari TAS	109,992	275,769
Hurriyet Gazetecilik AS (I)	206,839	63,693
Ihlas Holding AS (I)(L)	918,430	102,481
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (I)	115,194	82,877
Is Finansal Kiralama AS	1,536	625
Is Yatirim Menkul Degerler AS	59,999	32,093
Izmir Demir Celik Sanayi AS (I)(L)	135,199	139,220
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class A (I)	195,088	179,056
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B (I)	155,842	162,562
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D (I)(L)	902,612	655,601
Karsan Otomotiv Sanayii ve Ticaret AS (I)(L)	114,281	75,693
Kartonsan Karton Sanayi ve Ticaret AS	810	79,662
KOC Holdings AS	170,672	796,359

SEE NOTES TO FINANCIAL STATEMENTS75

	Shares	Value
Turkey (continued)
Konya Cimento Sanayi AS	875	$108,810
Koza Altin Isletmeleri AS	24,237	214,894
Koza Anadolu Metal Madencilik Isletmeleri AS (I)	296,290	199,317
Mardin Cimento Sanayii ve Ticaret AS	43,329	86,566
Menderes Tekstil Sanayi ve Ticaret AS (I)	220,796	59,831
Metro Ticari ve Mali Yatirimlar Holding AS (I)	84,642	29,353
Migros Ticaret AS (I)	24,301	217,486
NET Holding AS (L)	171,264	257,833
Netas Telekomunikasyon AS (L)	48,217	188,361
Nuh Cimento Sanayi AS	25,295	105,809
Otokar Otomotiv Ve Savunma Sanayi AS	10,399	391,742
Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS (L)	82,216	100,800
Petkim Petrokimya Holding AS (L)	481,933	734,454
Pinar Entegre Et ve Un Sanayi AS	28,775	106,911
Pinar SUT Mamulleri Sanayii AS	38,509	376,040
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	183,126	224,230
Sasa Polyester Sanayi AS (I)	140,873	123,071
Sekerbank TAS (I)	666,044	497,143
Selcuk Ecza Deposu Ticaret ve Sanayi AS	255,745	297,726
Soda Sanayii AS (L)	104,311	231,145
Tat Gida Sanayi AS (I)	58,025	88,000
TAV Havalimanlari Holding AS	137,855	1,101,589
Tekfen Holding AS (L)	207,445	459,071
Teknosa Ic ve Dis Ticaret AS	9,804	32,612
Tekstil Bankasi AS (I)(L)	140,973	106,183
Tofas Turk Otomobil Fabrikasi AS	101,323	663,504
Trakya Cam Sanayi AS	352,160	516,887
Tupras Turkiye Petrol Rafinerileri AS	54,165	1,144,255
Turcas Petrol AS	94,177	86,427
Turk Hava Yollari	561,121	2,025,406
Turk Telekomunikasyon AS	261,773	762,025
Turk Traktor ve Ziraat Makineleri AS	8,892	284,071
Turkcell Iletisim Hizmetleri AS (I)	301,125	1,583,251
Turkcell Iletisim Hizmetleri AS, ADR (I)	54,101	712,510
Turkiye Garanti Bankasi AS	1,160,825	4,156,810
Turkiye Halk Bankasi AS	420,170	2,505,438
Turkiye Is Bankasi, Class C	912,868	2,292,335
Turkiye Sinai Kalkinma Bankasi AS	1,103,740	871,024
Turkiye Sise ve Cam Fabrikalari AS	643,093	948,120
Turkiye Vakiflar Bankasi Tao, Class D	797,411	1,674,910
Ulker Biskuvi Sanayi AS	128,521	995,654
Vestel Beyaz Esya Sanayi ve Ticaret AS	26,529	175,497
Vestel Elektronik Sanayi ve Tracaret AS (I)	159,179	506,462
Yapi ve Kredi Bankasi AS	449,583	832,666
Zorlu Enerji Elektrik Uretim AS (I)	139,311	118,337
Ukraine 0.0%		349,241
Kernel Holding SA (I)(L)	40,520	349,241

76SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United States 0.0%		$221,335
Bizlink Holding, Inc.	61,825	221,335
Preferred securities 1.9%		$52,174,289
(Cost $94,770,255)
Brazil 1.9%		51,363,995
AES Tiete SA	93,619	570,940
Alpargatas SA	109,254	356,618
Banco ABC Brasil SA	104,512	439,995
Banco Bradesco SA	827,407	11,002,460
Banco Daycoval SA	90,600	253,171
Banco do Estado do Rio Grande do Sul SA, B Shares	263,200	1,182,560
Banco Industrial e Comercial SA	117,473	233,667
Banco Pan SA	348,391	230,964
Banco Pine SA	61,628	103,120
Banco Sofisa SA	55,800	46,065
Braskem SA, A Shares	26,000	117,339
Centrais Eletricas Brasileiras SA, B Shares	123,448	303,053
Centrais Eletricas de Santa Catarina SA	7,100	34,819
Cia Brasileira de Distribuicao Grupo Pao de Acucar	24,800	849,257
Cia de Gas de Sao Paulo COMGAS, A Shares	18,000	265,580
Cia Energetica de Minas Gerais	196,118	899,721
Cia Energetica de Sao Paulo, B Shares	167,895	1,392,931
Cia Energetica do Ceara, A Shares	9,858	140,207
Cia Ferro Ligas da Bahia - Ferbasa	74,676	161,344
Cia Paranaense de Energia, B Shares	22,900	278,505
Cia Saneamento do Parana	4,111	8,011
Companhia de Transmissao de Energia Eletrica Paulista	42,818	634,320
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	115,448	359,364
Eucatex SA Industria e Comercio	24,300	25,690
Forjas Taurus SA	5,319	6,284
Gerdau SA	53,600	192,168
Gol Linhas Aereas Inteligentes SA (I)	104,600	370,420
Itau Unibanco Holding SA	1,027,885	13,260,070
Lojas Americanas SA	449,971	2,647,523
Marcopolo SA	354,000	279,901
Oi SA	249,072	523,491
Parana Banco SA	21,100	73,803
Petroleo Brasileiro SA	112,856	381,929
Petroleo Brasileiro SA, ADR	629,013	4,220,677
Randon Participacoes SA	238,025	323,710
Saraiva SA Livreiros Editores	16,800	25,421
Suzano Papel e Celulose SA, A Shares	305,153	1,296,141
Telefonica Brasil SA	52,399	978,713
Unipar Carbocloro SA	85,401	124,815
Usinas Siderurgicas de Minas Gerais SA, A Shares (I)	560,800	815,537
Vale SA	400,039	2,612,415
Vale SA, ADR, Preference A Shares	516,426	3,341,276

SEE NOTES TO FINANCIAL STATEMENTS77

			Shares	Value
Chile 0.0%				$490,257
	Bupa Chile SA		3,593	2,999
	Coca-Cola Embonor SA, B Shares		720	1,050
	Embotelladora Andina SA, B Shares		86,063	240,043
	Sociedad Quimica y Minera de Chile SA, B Shares		9,605	246,165
Colombia 0.0%				320,037
	Bancolombia SA		19,666	202,955
	Grupo Aval Acciones y Valores		238,941	117,082
Warrants 0.0%				$55,632
(Cost $0)
	CB Industrial Product Holding BHD (Expiration Date: 11-6-19; Strike Price: MYR 0.48) (I)		62,923	8,730
	Golden Meditech Holdings, Ltd. (Expiration Date: 7-30-15; Strike Price: HKD 1.40) (I)		211,990	793
	Inari Amertron BHD (Expiration Date: 2-17-20; Strike Price: MYR 2.00) (I)		35,650	14,739
	Mah Sing Group BHD (Expiration Date: 2-21-20; Strike Price: MYR 2.63) (I)		71,751	6,769
	Samart Corp. PCL (Expiration Date: 2-19-18; Strike Price: THB 45.00) (I)		101,320	24,601
Rights 0.0%				$102,134
(Cost $0)
	Malaysia Airports Holdings BHD (Expiration Date: 3-13-2015; Strike Price: MYR 4.78) (I)		106,439	55,818
	NHN Entertainment Corp. (Expiration Date: 3-20-15; Strike Price: KRW 6.21) (I)(L)		1,417	11,749
	RFTech Company, Ltd. (Expiration Date: 4-14-15; Strike Price: KRW 6.77) (I)		1,067	3,140
	Sekerbank TAS (Expiration Date: 3-13-15; Strike Price: TRY 1.00) (I)		651,073	10,381
	Thoresen Thai Agencies PCL (Expiration Date: 3-3-15; Strike Price: THB 14.00) (I)		324,010	21,046
	Yield (%)		Shares	Value
Securities lending collateral 6.2%				$170,294,281
(Cost $170,298,163)
John Hancock Collateral Trust (W)	0.0869(Y	)	17,020,577	170,294,281
Short-term investments 0.2%				$5,770,517
(Cost $5,770,517)
Money market funds 0.2%				5,770,517
State Street Institutional Liquid Reserves Fund	0.0876(Y	)	5,770,517	5,770,517
Total investments (Cost $2,730,154,190)† 106.0%				$2,922,369,993
Other assets and liabilities, net (6.0%)				($165,140,856)
Total net assets 100.0%				$2,757,229,137

78SEE NOTES TO FINANCIAL STATEMENTS

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Currency Abbreviations
HKD	Hong Kong Dollar
KRW	Korean Won
MYR	Malaysian Ringgit
THB	Thai Baht
TRY	Turkish Lira
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
GDR	Global Depositary Receipts
NVDR	Non-Voting Depositary Receipt
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-15.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-15.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $2,752,297,791. Net unrealized appreciation aggregated $170,072,202, of which $610,968,960 related to appreciated investment securities and $440,896,758 related to depreciated investment securities.

SEE NOTES TO FINANCIAL STATEMENTS79

Fund's investments

International Small Company Fund

As of 2-28-15 (unaudited)
	Shares	Value
Common stocks 99.1%		$599,109,325
(Cost $536,999,024)
Australia 5.7%		34,312,433
Acrux, Ltd.	65,374	54,015
Adelaide Brighton, Ltd.	164,093	548,276
Aditya Birla Minerals, Ltd. (I)	40,783	6,042
AED Oil, Ltd. (I)	18,722	0
Ainsworth Game Technology, Ltd.	43,923	85,762
AJ Lucas Group, Ltd. (I)	14,936	4,486
Alkane Resources, Ltd. (I)	43,417	13,077
Alliance Resources, Ltd. (I)	40,937	2,827
ALS, Ltd.	2,049	9,121
Altium, Ltd.	32,170	100,960
Amalgamated Holdings, Ltd.	27,374	263,028
Amcom Telecommunications, Ltd.	104,074	220,118
Ansell, Ltd.	1,212	23,818
Antares Energy, Ltd. (I)	73,764	8,907
AP Eagers, Ltd.	29,021	150,929
APN News & Media, Ltd. (I)	243,192	183,007
Aquarius Platinum, Ltd. (I)	621,954	121,611
ARB Corp., Ltd.	24,720	229,243
Arrium, Ltd.	924,094	158,257
ASG Group, Ltd. (I)	86,185	50,840
Atlas Iron, Ltd.	124,328	18,415
Ausdrill, Ltd.	74,956	22,591
Ausenco, Ltd. (I)	38,459	9,931
Austal, Ltd. (I)	88,141	107,271
Austbrokers Holdings, Ltd. (L)	23,484	170,647
Austin Engineering, Ltd. (L)	26,110	16,852
Australian Agricultural Company, Ltd. (I)	132,774	166,047
Australian Pharmaceutical Industries, Ltd.	118,330	105,413
Automotive Holdings Group, Ltd.	76,431	247,725
AVJennings, Ltd.	46,118	23,064
AWE, Ltd. (I)	187,661	181,367
BC Iron, Ltd. (L)	46,471	17,760
Beach Energy, Ltd.	483,190	398,105
Beadell Resources, Ltd. (I)	123,034	30,689
Bega Cheese, Ltd.	45,923	172,209
Berkeley Resources, Ltd. (I)	4,742	832
Billabong International, Ltd. (I)	197,139	93,716
Blackmores, Ltd.	3,813	134,080
BlueScope Steel, Ltd.	27,127	101,949
Boom Logistics, Ltd. (I)	42,444	4,303

SEE NOTES TO FINANCIAL STATEMENTS1

	Shares	Value
Australia (continued)
Bradken, Ltd.	62,294	$107,973
Breville Group, Ltd.	38,634	221,571
Brickworks, Ltd.	16,854	175,199
BT Investment Management, Ltd.	27,910	190,826
Buru Energy, Ltd. (I)	5,343	1,585
Cabcharge Australia, Ltd.	50,691	202,137
Cape Lambert Iron Ore, Ltd.	117,043	6,957
Cardno, Ltd. (L)	48,985	126,312
Carnarvon Petroleum, Ltd. (I)	75,535	8,853
Carsales.com Ltd.	70,420	550,812
Cash Converters International, Ltd.	130,844	94,935
Cedar Woods Properties, Ltd.	25,710	124,242
Chandler Macleod, Ltd.	6,197	2,620
Coal of Africa, Ltd. (I)	45,649	993
Cockatoo Coal, Ltd. (I)	202,916	317
Codan, Ltd.	15,311	11,789
Coffey International, Ltd. (I)	31,524	4,928
Collins Foods, Ltd.	21,391	45,618
Compass Resources, Ltd. (I)	15,577	0
Corporate Travel Management, Ltd.	18,741	190,413
Credit Corp. Group, Ltd.	4,455	40,187
CSG, Ltd.	67,390	71,011
CSR, Ltd.	185,182	623,336
CuDeco, Ltd. (I)(L)	21,846	24,069
Cue Energy Resources, Ltd. (I)	32,865	2,696
Data#3, Ltd.	35,109	21,695
Decmil Group, Ltd.	56,553	62,247
Dick Smith Holdings, Ltd.	68,666	116,322
Domino's Pizza Enterprises, Ltd.	22,027	598,804
Downer EDI, Ltd.	158,538	547,001
Drillsearch Energy, Ltd. (I)	159,949	122,192
DuluxGroup, Ltd.	136,122	656,624
DWS, Ltd.	30,461	24,301
Echo Entertainment Group, Ltd.	293,206	1,001,084
Elders, Ltd. (I)	4,065	8,854
Emeco Holdings, Ltd. (I)	145,230	14,182
Energy Resources of Australia, Ltd. (I)	93,000	99,460
Energy World Corp., Ltd. (I)	274,968	79,699
Equity Trustees, Ltd.	639	10,628
ERM Power, Ltd.	49,837	83,879
Ethane Pipeline Income Fund	15,720	23,013
Euroz, Ltd.	8,183	6,801
Evolution Mining, Ltd.	72,052	47,437
Fairfax Media, Ltd.	696,076	532,313
FAR, Ltd. (I)	83,631	6,035

2SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
Finbar Group, Ltd.	61,857	$61,161
Fleetwood Corp., Ltd.	11,371	11,753
FlexiGroup, Ltd. (L)	70,555	193,002
Flinders Mines, Ltd. (I)	121,835	1,428
Focus Minerals, Ltd. (I)	509,833	3,564
G8 Education, Ltd.	68,715	233,791
Galaxy Resources, Ltd. (I)	16,452	321
Gindalbie Metals, Ltd. (I)	66,233	1,240
Global Construction Services, Ltd. (I)	1,732	744
Goodman Fielder, Ltd.	601,503	317,861
GrainCorp, Ltd., Class A	61,845	476,355
Grange Resources, Ltd.	51,070	4,169
Greencross, Ltd.	11,078	81,281
Greenland Minerals & Energy, Ltd. (I)	39,312	1,993
GUD Holdings, Ltd.	31,285	189,786
GWA Group, Ltd.	99,467	193,985
Hansen Technologies, Ltd.	43,629	74,987
HFA Holdings, Ltd.	1,276	1,717
Hills, Ltd.	66,646	45,849
Horizon Oil, Ltd. (I)	443,056	41,279
Icon Energy, Ltd. (I)	23,206	1,545
iiNET, Ltd.	49,416	252,884
Iluka Resources, Ltd.	138,960	851,647
Imdex, Ltd. (I)	37,597	9,697
IMF Bentham, Ltd.	26,353	50,842
Independence Group NL	86,185	382,953
Infigen Energy (I)	229,890	47,563
Infomedia, Ltd.	124,579	115,546
International Ferro Metals, Ltd. (I)	9,556	553
Intrepid Mines, Ltd. (I)	8,927	834
Invocare, Ltd.	36,462	392,527
IOOF Holdings, Ltd.	84,124	696,442
Iress, Ltd. (L)	48,365	367,816
JB Hi-Fi, Ltd. (L)	33,947	463,452
Karoon Gas Australia, Ltd. (I)	22,778	46,493
Kingsgate Consolidated, Ltd. (I)	30,752	18,983
Kingsrose Mining, Ltd. (I)	24,331	5,505
Lifestyle Communities, Ltd. (I)	11,791	22,125
Linc Energy, Ltd. (I)(L)	105,799	49,243
Lonestar Resources, Ltd. (I)	34,714	5,655
M2 Group, Ltd.	54,168	417,755
MACA, Ltd.	40,098	34,486
Macmahon Holdings, Ltd. (I)	196,782	7,851
Macquarie Atlas Roads Group	49,228	126,047
Magellan Financial Group, Ltd.	34,238	530,359

SEE NOTES TO FINANCIAL STATEMENTS3

	Shares	Value
Australia (continued)
Matrix Composites & Engineering, Ltd.	1,943	$1,060
Maverick Drilling & Exploration, Ltd. (I)	79,979	9,064
MaxiTRANS Industries, Ltd.	51,752	24,435
Mayne Pharma Group, Ltd. (I)	235,023	169,678
McMillan Shakespeare, Ltd.	23,195	211,006
McPherson's, Ltd.	20,700	19,795
Medusa Mining, Ltd. (I)	28,581	21,827
Melbourne IT, Ltd.	34,562	36,198
Mesoblast, Ltd. (I)(L)	15,434	49,850
Metals X, Ltd.	32,000	30,784
Metcash, Ltd.	331,950	406,798
Mincor Resources NL	61,262	32,405
Mineral Deposits, Ltd. (I)	34,649	20,842
Mineral Resources, Ltd.	47,231	290,004
MMA Offshore, Ltd. (L)	118,508	81,291
Monadelphous Group, Ltd. (L)	29,248	218,901
Mortgage Choice, Ltd.	31,859	67,752
Mount Gibson Iron, Ltd.	215,287	41,962
Myer Holdings, Ltd. (L)	206,736	298,973
Mystate, Ltd.	28,572	122,113
Navitas, Ltd.	79,747	286,678
Nearmap, Ltd. (I)	91,601	38,964
New Hope Corp., Ltd	35,739	71,760
Newsat, Ltd. (I)(L)	230,084	26,906
NIB Holdings, Ltd.	152,455	443,719
Nick Scali, Ltd.	8,819	23,950
Noble Mineral Resources, Ltd. (I)	41,564	292
Northern Star Resources, Ltd.	224,785	413,551
NRW Holdings, Ltd.	104,637	22,053
Nufarm, Ltd.	59,528	337,592
OceanaGold Corp.	80,480	153,865
Orocobre, Ltd. (I)	3,886	7,625
OrotonGroup, Ltd.	5,374	12,173
OZ Minerals, Ltd.	113,178	336,345
OzForex Group, Ltd.	91,325	171,822
Pacific Brands, Ltd.	302,056	111,957
Paladin Resources, Ltd. (I)	537,974	165,876
PanAust, Ltd.	137,928	141,160
Panoramic Resources, Ltd.	75,229	35,311
Patties Foods, Ltd.	13,226	12,390
Peet, Ltd. (L)	130,631	120,024
Perpetual, Ltd.	15,431	657,214
Perseus Mining, Ltd. (I)	71,987	19,859
Phosphagenics, Ltd. (I)	73,179	4,111
Platinum Australia, Ltd. (I)	36,499	1,911

4SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Australia (continued)
PMP, Ltd. (I)	35,022	$13,135
Premier Investments, Ltd.	32,211	296,185
Prima BioMed, Ltd. (I)	37,664	1,030
Primary Health Care, Ltd.	189,229	697,223
Prime Media Group, Ltd.	115,482	77,531
Programmed Maintenance Services, Ltd.	39,697	75,272
Qantas Airways, Ltd. (I)	44,689	100,687
Qube Holdings, Ltd.	185,955	431,056
RCG Corp., Ltd.	29,459	17,713
RCR Tomlinson, Ltd.	53,709	104,919
Reckon, Ltd.	35,555	52,860
Red Fork Energy, Ltd. (I)	87,713	411
Redflex Holdings, Ltd.	5,472	2,645
Regis Resources, Ltd.	115,412	171,308
Resolute Mining, Ltd. (I)	109,518	28,145
Resource Generation, Ltd. (I)	9,069	675
Retail Food Group, Ltd.	52,228	308,157
Ridley Corp., Ltd.	92,109	74,894
Ruralco Holdings, Ltd.	5,507	16,484
SAI Global, Ltd.	65,755	219,720
Salmat, Ltd.	15,825	14,761
Samson Oil & Gas, Ltd. (I)	96,490	962
Sandfire Resources NL	39,803	136,254
Saracen Mineral Holdings, Ltd. (I)	296,330	96,923
Sedgman, Ltd.	15,038	9,003
Select Harvests, Ltd.	24,028	136,583
Senex Energy, Ltd. (I)	283,286	74,960
Servcorp, Ltd.	12,983	61,158
Service Stream, Ltd.	22,001	3,595
Seven Group Holdings, Ltd.	40,032	219,378
Seven West Media, Ltd.	239,573	276,963
Seymour Whyte, Ltd.	6,338	6,677
Sigma Pharmaceuticals, Ltd.	459,521	327,962
Silex Systems, Ltd. (I)(L)	30,817	15,415
Silver Chef, Ltd.	6,391	38,409
Silver Lake Resources, Ltd. (I)	151,467	24,200
Sirtex Medical, Ltd.	20,002	555,051
Skilled Group, Ltd.	70,249	78,123
Slater & Gordon, Ltd.	60,252	352,256
SMS Management & Technology, Ltd.	29,758	87,635
Southern Cross Electrical Engineering, Ltd.	1,200	356
Southern Cross Media Group, Ltd.	234,384	200,330
Spark Infrastructure Group	519,138	868,188
Specialty Fashion Group, Ltd.	51,331	26,846
St. Barbara, Ltd. (I)	94,501	16,255

SEE NOTES TO FINANCIAL STATEMENTS5

	Shares	Value
Australia (continued)
Strike Energy, Ltd. (I)	39,151	$3,366
STW Communications Group, Ltd.	119,812	65,986
Sundance Energy Australia, Ltd. (I)	148,605	64,266
Sundance Resources, Ltd. (I)	390,505	7,887
Sunland Group, Ltd.	38,548	52,099
Super Retail Group, Ltd. (L)	47,642	358,973
Swick Mining Services, Ltd.	30,800	4,210
Tabcorp Holdings, Ltd. (I)	6,741	24,177
Tabcorp Holdings, Ltd.	80,892	320,009
Tap Oil, Ltd. (I)	77,522	21,166
Tassal Group, Ltd.	49,503	144,992
Technology One, Ltd.	83,098	247,721
Ten Network Holdings, Ltd. (I)	761,178	136,520
TFS Corp., Ltd. (L)	55,824	80,310
The Reject Shop, Ltd.	10,731	59,662
Thorn Group, Ltd.	15,982	34,529
Tiger Resources, Ltd. (I)	291,282	15,958
Tox Free Solutions, Ltd.	51,646	120,905
Transfield Services, Ltd. (I)	174,590	211,156
Transpacific Industries Group, Ltd.	609,252	340,188
Treasury Wine Estates, Ltd.	97,464	412,643
Troy Resources, Ltd. (I)	34,428	14,879
UGL, Ltd.	59,365	80,439
UXC, Ltd.	112,964	70,173
Villa World, Ltd.	19,691	33,717
Village Roadshow, Ltd.	30,195	130,745
Virgin Australia Holdings, Ltd. (I)	286,277	111,893
Virgin Australia Holdings, Ltd. (I)	252,517	987
Virtus Health, Ltd.	19,225	117,863
Vision Eye Institute, Ltd.	55,907	28,855
Vita Group, Ltd.	15,422	21,102
Vocus Communications, Ltd.	33,125	155,167
Watpac, Ltd.	13,238	7,471
Webjet, Ltd.	29,808	90,750
Western Areas, Ltd.	90,525	299,049
Western Desert Resources, Ltd. (I)	102,010	11,558
White Energy Company, Ltd. (I)(L)	29,677	4,826
Whitehaven Coal, Ltd. (I)(L)	216,639	272,278
Wide Bay Australia, Ltd.	4,752	21,738
WorleyParsons, Ltd.	4,848	37,772
Austria 1.0%		5,777,403
A-TEC Industries AG (I)	1,566	0
Agrana Beteiligungs AG	898	80,917
AMAG Austria Metall AG (S)	370	13,062

6SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Austria (continued)
ams AG	22,621	$999,686
Austria Technologie & Systemtechnik AG	5,387	80,581
CA Immobilien Anlagen AG (I)	1,316	26,846
Conwert Immobilien Invest SE (I)	27,481	375,739
DO & CO AG	2,686	216,356
EVN AG	10,972	128,679
Flughafen Wien AG	666	57,219
Kapsch Trafficcom AG (I)	1,796	45,875
Lenzing AG	3,487	226,552
Mayr-Melnhof Karton AG	3,092	328,096
Oesterreichische Post AG	11,569	570,195
Palfinger AG	5,474	165,296
POLYTEC Holding AG	5,464	46,076
Porr AG	577	29,031
RHI AG	9,842	284,825
Rosenbauer International AG	1,492	124,022
S IMMO AG (I)	24,153	231,366
Schoeller-Bleckmann Oilfield Equipment AG	4,447	299,774
Semperit AG Holding	3,654	160,702
Strabag SE	4,481	107,259
UNIQA Insurance Group AG	11,822	103,411
Wienerberger AG	48,890	765,017
Zumtobel Group AG	11,734	310,821
Bahamas 0.0%		98,769
United International Enterprises	636	98,769
Belgium 1.3%		7,704,250
Ablynx NV (I)	15,047	167,685
Ackermans & van Haaren NV	9,050	1,106,367
AGFA-Gevaert NV (I)	89,593	219,251
AGFA-Gevaert NV, ADR (I)	5,388	0
Atenor Group	171	8,319
Banque Nationale de Belgique	70	270,076
Barco NV	4,894	310,397
Cie d'Entreprises CFE	3,589	400,757
Cie Immobiliere de Belgique SA	673	34,981
Cie Maritime Belge SA	5,192	79,584
D'ieteren SA	7,873	292,455
Deceuninck NV	23,575	49,805
Econocom Group SA	21,104	186,403
Elia System Operator SA	10,160	459,381
Elia System Operator SA (I)	576	0
Euronav NV (I)	5,786	69,863
EVS Broadcast Equipment SA	5,232	202,972
Exmar NV	12,186	128,204

SEE NOTES TO FINANCIAL STATEMENTS7

	Shares	Value
Belgium (continued)
Fagron	10,054	$371,564
Galapagos NV (I)	9,474	211,227
Gimv NV	675	31,641
Ion Beam Applications (I)	7,434	158,791
Kinepolis NV	7,185	288,784
Lotus Bakeries SA	88	116,831
MDxHealth (I)	8,479	49,764
Melexis NV	6,229	360,471
Mobistar SA (I)	7,425	174,970
NV Bekaert SA	15,640	474,205
Nyrstar NV (I)	7,875	0
Nyrstar NV (I)	105,424	390,382
Picanol (I)	592	24,094
Recticel SA	7,944	46,112
Resilux	307	47,139
Rezidor Hotel Group AB (I)	27,420	110,845
RHJ International SA (I)	25,521	124,909
Roularta Media Group NV (I)	668	10,868
Sioen Industries NV	3,002	49,651
Sipef SA	1,363	81,173
Tessenderlo Chemie NV (I)	11,377	313,340
ThromboGenics NV (I)	6,765	55,987
Van de Velde NV	2,675	147,404
Viohalco SA (I)	18,237	77,598
Bermuda 0.5%		2,752,619
Archer, Ltd. (I)	93,726	28,706
Catlin Group, Ltd.	114,372	1,207,647
Frontline, Ltd. (I)	26,921	68,145
Golden Ocean Group, Ltd. (L)	91,751	64,199
Hiscox, Ltd.	99,381	1,213,016
Hoegh LNG Holdings, Ltd. (L)	13,024	160,688
Northern Offshore, Ltd. (L)	25,243	10,218
Cambodia 0.1%		335,426
NagaCorp, Ltd.	490,000	335,426
Canada 7.8%		46,909,217
5N Plus, Inc. (I)	22,489	41,376
Absolute Software Corp.	14,703	120,320
Acadian Timber Corp.	4,303	59,480
Advantage Oil & Gas, Ltd. (I)	74,864	388,663
Aecon Group, Inc.	25,228	237,124
AG Growth International, Inc.	5,100	220,833
AGF Management, Ltd., Class B	33,316	221,467
AGT Food & Ingredients, Inc.	7,314	167,565

8SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Ainsworth Lumber Company, Ltd. (I)	44,103	$118,892
Air Canada (I)	14,084	139,026
AirBoss of America Corp.	3,546	42,378
Akita Drilling, Ltd., Class A	300	2,568
Alamos Gold, Inc.	43,258	261,603
Alaris Royalty Corp. (L)	7,200	186,379
Alexco Resource Corp. (I)	6,700	2,894
Algoma Central Corp.	2,421	32,923
Algonquin Power & Utilities Corp.	59,553	487,343
Alterra Power Corp. (I)	16,806	4,369
Altius Minerals Corp. (I)(L)	2,400	23,883
Altus Group, Ltd.	12,055	212,151
Amica Mature Lifestyles, Inc.	10,700	63,339
Andrew Peller, Ltd., Class A	1,275	16,125
Arsenal Energy, Inc. (L)	3,793	11,803
Artek Exploration, Ltd. (I)(L)	14,934	32,852
Asanko Gold, Inc. (I)	3,731	5,969
Athabasca Oil Corp. (I)	27,340	45,053
ATS Automation Tooling Systems, Inc. (I)	31,991	367,227
AuRico Gold, Inc. (L)	69,602	245,536
AutoCanada, Inc.	6,443	245,433
Avigilon Corp. (I)(L)	6,937	138,063
Axia NetMedia Corp.	18,035	48,474
B2Gold Corp. (I)(L)	214,153	361,461
Badger Daylighting, Ltd.	15,960	313,174
Ballard Power Systems, Inc. (I)(L)	9,800	22,577
Bankers Petroleum, Ltd. (I)	105,586	255,075
Bellatrix Exploration, Ltd. (I)	52,156	151,032
Birch Mountain Resources, Ltd. (I)	11,200	0
Birchcliff Energy, Ltd. (I)	36,194	199,775
Bird Construction, Inc. (L)	16,379	160,632
Black Diamond Group, Ltd. (L)	12,917	144,246
BlackPearl Resources, Inc. (I)	75,408	52,480
BMTC Group, Inc., Class A	3,096	40,369
Bonterra Energy Corp. (L)	9,663	335,550
Boralex, Inc., Class A	9,400	97,376
Brookfield Residential Properties, Inc. (I)(L)	4,591	111,102
Calfrac Well Services, Ltd.	25,403	173,539
Calian Technologies, Ltd.	4,058	63,300
Calvalley Petroleums, Inc., Class A	6,543	3,925
Canaccord Genuity Group, Inc. (L)	39,837	213,509
Canacol Energy, Ltd. (I)(L)	44,693	99,389
Canadian Energy Services & Technology Corp. (L)	60,152	295,924
Canadian Western Bank	25,203	585,872
Canam Group, Inc.	15,936	167,633

SEE NOTES TO FINANCIAL STATEMENTS9

	Shares	Value
Canada (continued)
CanElson Drilling, Inc.	31,500	$101,800
Canexus Corp. (L)	41,777	90,899
Canfor Corp. (I)	6,995	160,592
Canfor Pulp Products, Inc.	13,360	170,994
CanWel Building Materials Group, Ltd.	11,650	55,729
Canyon Services Group, Inc.	26,367	151,651
Capital Power Corp.	29,020	582,443
Capstone Infrastructure Corp. (L)	29,492	75,729
Capstone Mining Corp. (I)	119,800	136,082
Cascades, Inc.	31,418	201,310
Cathedral Energy Services, Ltd.	11,360	19,992
CCL Industries, Inc., Class B	6,278	694,643
Celestica, Inc. (I)	63,402	745,041
Centerra Gold, Inc.	37,478	183,178
Cequence Energy, Ltd. (I)(L)	64,292	52,458
Cervus Equipment Corp.	3,597	56,310
Chinook Energy, Inc. (I)	38,191	40,326
Cineplex, Inc. (L)	21,919	874,586
Claude Resources, Inc. (I)	21,200	7,207
Clearwater Seafoods, Inc.	5,000	55,716
Cogeco Cable, Inc.	5,852	348,611
Cogeco, Inc.	1,865	92,571
Colabor Group, Inc.	3,600	9,734
COM DEV International, Ltd.	35,729	122,041
Computer Modelling Group, Ltd.	17,204	174,779
Copper Mountain Mining Corp. (I)(L)	41,468	43,123
Corby Spirit and Wine, Ltd.	3,522	65,645
Corridor Resources, Inc. (I)(L)	11,000	7,479
Corus Entertainment, Inc., B Shares (L)	29,790	518,066
Cott Corp.	8,000	77,440
Cott Corp.	32,331	312,163
Crew Energy, Inc. (I)	46,873	214,474
DeeThree Exploration, Ltd. (I)	31,309	163,796
Delphi Energy Corp. (I)	72,367	81,045
Denison Mines Corp. (I)	184,719	165,495
DH Corp.	20,529	659,831
DHX Media, Ltd.	1,971	14,553
DirectCash Payments, Inc.	4,420	57,491
Dominion Diamond Corp. (I)	2,500	42,500
Dominion Diamond Corp. (I)	28,019	476,733
Dorel Industries, Inc., Class B	10,074	328,064
DragonWave, Inc. (I)	4,900	4,356
DragonWave, Inc. (I)	2,598	2,307
Dundee Precious Metals, Inc. (I)	23,224	55,362
E-L Financial Corp., Ltd.	74	39,661

10SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Eastern Platinum, Ltd. (I)	11,202	$14,158
easyhome, Ltd.	700	12,319
EcoSynthetix, Inc. (I)	3,185	3,210
Enbridge Income Fund Holdings, Inc.	16,746	528,595
Endeavour Silver Corp. (I)	1,400	3,304
Endeavour Silver Corp. (I)	38,410	91,255
EnerCare, Inc.	13,000	151,308
Enerflex, Ltd.	21,638	275,213
Energy Fuels, Inc. (I)	4,269	20,592
Enghouse Systems, Ltd.	7,402	267,457
Ensign Energy Services, Inc.	20,038	149,071
Epsilon Energy, Ltd. (I)	16,000	51,196
Equitable Group, Inc.	2,500	120,370
Essential Energy Services, Ltd.	57,270	59,556
Evertz Technologies, Ltd.	7,228	103,959
Excellon Resources, Inc. (I)	4,320	2,246
Exchange Income Corp.	7,683	140,680
Exco Technologies, Ltd.	9,290	115,781
Exeter Resource Corp. (I)	7,379	3,896
EXFO, Inc. (I)(L)	8	29
EXFO, Inc. (I)	46	173
Extendicare, Inc. (L)	36,200	200,677
Fiera Capital Corp.	8,047	87,094
Firm Capital Mortgage Investment Corp.	1,400	13,562
First Majestic Silver Corp. (I)(L)	25,700	158,505
First National Financial Corp.	600	10,516
FirstService Corp.	5,680	344,499
FirstService Corp.	3,628	219,893
Forsys Metals Corp. (I)	15,300	1,922
Fortress Paper, Ltd., Class A (I)(L)	2,404	3,827
Fortuna Silver Mines, Inc. (I)	55,059	247,525
Fraser Papers, Inc. (I)	4,800	0
Gamehost, Inc.	4,700	48,876
Genesis Land Development Corp.	1,561	3,946
Glacier Media, Inc.	8,800	10,700
Glentel, Inc. (L)	5,800	111,351
Gluskin Sheff + Associates, Inc.	11,878	271,937
GMP Capital, Inc.	19,948	82,498
Golden Star Resources, Ltd. (I)	13,800	4,471
Golden Star Resources, Ltd. (I)	38,298	12,254
Gran Tierra Energy, Inc. (I)	95,342	241,005
Great Canadian Gaming Corp. (I)	21,929	340,662
Great Panther Silver, Ltd. (I)	1,300	800
Great Panther Silver, Ltd. (I)	41,334	25,129
Guardian Capital Group, Ltd., Class A	200	2,854

SEE NOTES TO FINANCIAL STATEMENTS11

	Shares	Value
Canada (continued)
Guyana Goldfields, Inc. (I)	15,200	$39,638
Hanfeng Evergreen, Inc. (I)	3,700	15
Heroux-Devtek, Inc. (I)	13,976	115,153
High Liner Foods, Inc.	5,179	109,247
HNZ Group, Inc.	700	13,439
Home Capital Group, Inc.	6,924	251,460
Horizon North Logistics, Inc. (L)	39,033	71,191
HudBay Minerals, Inc.	72,553	632,612
Hudson's Bay Company	2,468	55,476
IAMGOLD Corp. (I)	58,159	142,362
IMAX Corp. (I)	20,944	732,412
Imperial Metals Corp. (I)(L)	16,200	152,268
Innergex Renewable Energy, Inc.	35,988	337,972
Interfor Corp. (I)	23,555	395,315
International Tower Hill Mines, Ltd. (I)	4,097	1,671
Intertape Polymer Group, Inc.	20,311	307,078
Just Energy Group, Inc. (L)	67,612	336,410
K-Bro Linen, Inc. (L)	2,433	101,399
KAB Distribution, Inc. (I)	18,405	1
Katanga Mining, Ltd. (I)	66,538	14,903
Kelt Exploration, Ltd. (I)	5,196	33,875
Killam Properties, Inc.	20,699	180,150
Kingsway Financial Services, Inc. (I)	2,175	12,527
Kirkland Lake Gold, Inc. (I)	33,309	139,087
Knight Therapeutics, Inc. (I)	4,223	30,944
Lake Shore Gold Corp. (I)	118,733	108,276
Laurentian Bank of Canada	15,971	626,141
Legacy Oil + Gas, Inc. (I)	58,052	92,876
Leisureworld Senior Care Corp. (L)	12,633	150,573
Leon's Furniture, Ltd.	7,809	109,567
Leucrotta Exploration, Inc. (I)	24,000	17,663
Lightstream Resources, Ltd. (L)	75,972	74,143
Linamar Corp.	5,639	353,334
Liquor Stores N.A., Ltd.	9,895	114,377
Long Run Exploration, Ltd.	54,489	48,382
Lucara Diamond Corp.	122,592	187,306
MacDonald Dettwiler & Associates, Ltd.	3,083	242,896
Magellan Aerospace Corp.	5,104	56,384
Mainstreet Equity Corp. (I)	2,100	64,960
Major Drilling Group International, Inc.	27,598	154,095
Mandalay Resources Corp.	62,855	47,263
Manitoba Telecom Services, Inc. (L)	9,400	187,459
Maple Leaf Foods, Inc.	35,629	646,971
Martinrea International, Inc.	31,118	289,001
Maxim Power Corp. (I)	6,300	13,305

12SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
McCoy Global, Inc.	5,254	$16,559
Mediagrif Interactive Technologies, Inc.	600	8,548
Medical Facilities Corp.	12,338	189,990
Melcor Developments, Ltd.	4,900	70,868
Migao Corp. (I)	3,400	2,965
Mitel Networks Corp. (I)	17,722	180,041
Mood Media Corp. (I)	8,000	3,840
Morneau Shepell, Inc.	16,455	226,008
MTY Food Group, Inc.	4,549	130,382
Mullen Group, Ltd. (L)	30,612	501,262
Nautilus Minerals, Inc. (I)	20,040	8,176
Nevada Copper Corp. (I)	6,158	8,325
Nevsun Resources, Ltd. (L)	99,555	354,387
New Flyer Industries, Inc.	15,187	168,987
New Gold, Inc (I)	6,287	24,090
Newalta Corp.	19,312	237,750
Norbord, Inc.	9,523	194,863
North American Energy Partners, Inc.	3,335	9,737
North American Palladium, Ltd. (I)	55,400	13,295
North American Palladium, Ltd. (I)	25,300	6,831
Northern Dynasty Minerals, Ltd. (I)(L)	6,576	3,261
Northland Power, Inc. (L)	30,811	420,228
NuVista Energy, Ltd. (I)	43,102	282,382
Ovivo, Inc. (I)	1,851	2,665
Painted Pony Petroleum, Ltd. (I)	17,286	97,070
Pan American Silver Corp. (L)	58,699	566,283
Parex Resources, Inc. (I)	42,755	269,164
Parkland Fuel Corp. (L)	24,902	466,726
Pason Systems, Inc.	23,354	342,436
Perpetual Energy, Inc. (I)(L)	30,632	27,689
PHX Energy Services Corp.	11,019	60,996
Pilot Gold, Inc. (I)	4,070	3,516
Platinum Group Metals, Ltd. (I)	11,200	5,824
Points International, Ltd. (I)	3,410	33,279
Polymet Mining Corp. (I)(L)	20,250	22,354
Premium Brands Holdings Corp. (L)	7,221	150,185
Primero Mining Corp. (I)	34,471	122,431
Pulse Seismic, Inc. (L)	28,891	72,106
QLT, Inc. (I)	8,200	32,273
Questerre Energy Corp., Class A (I)	26,400	8,025
RB Energy, Inc. (I)	50,909	764
Reitmans Canada, Ltd.	1,503	7,466
Reitmans Canada, Ltd., Class A	22,570	129,812
Richelieu Hardware, Ltd.	5,746	285,990
Richmont Mines, Inc. (I)	12,720	42,634

SEE NOTES TO FINANCIAL STATEMENTS13

	Shares	Value
Canada (continued)
RMP Energy, Inc. (I)	49,317	$180,289
Rock Energy, Inc. (I)	13,173	25,079
Rocky Mountain Dealerships, Inc. (L)	6,328	44,343
Rogers Sugar, Inc. (L)	33,151	124,107
RONA, Inc.	50,950	619,502
Rubicon Minerals Corp. (I)(L)	21,100	24,643
Russel Metals, Inc. (L)	23,007	467,097
Sabina Gold & Silver Corp. (I)	8,968	2,762
Sandstorm Gold, Ltd. (I)(L)	39,452	143,278
Sandvine Corp. (I)	72,744	205,995
Savanna Energy Services Corp. (L)	34,333	72,780
Scorpio Mining Corp. (I)	24,416	3,613
Sears Canada, Inc. (L)	10,168	101,021
Secure Energy Services, Inc.	40,045	489,151
SEMAFO, Inc. (I)	83,607	258,827
ShawCor, Ltd.	14,902	425,686
Sherritt International Corp.	118,842	238,616
Shore Gold, Inc. (I)	400	70
Sierra Wireless, Inc. (I)(L)	2,900	108,924
Sierra Wireless, Inc. (I)	11,249	423,109
Silver Standard Resources, Inc. (I)(L)	23,810	125,135
Solium Capital, Inc. (I)	13,429	76,915
Sprott Resource Corp. (I)(L)	45,670	49,320
Sprott, Inc. (L)	50,351	100,291
Spyglass Resources Corp. (L)	39,338	11,486
St Andrew Goldfields, Ltd. (I)	15,500	3,534
Stantec, Inc.	10,136	258,812
Stantec, Inc.	750	19,140
Stella-Jones, Inc.	13,707	430,036
Stornoway Diamond Corp. (I)	2,566	1,437
Strad Energy Services, Ltd.	8,902	19,583
Stuart Olson Inc	7,100	39,246
Student Transportation of America, Ltd. (L)	25,713	147,478
SunOpta, Inc. (I)	2,100	24,255
SunOpta, Inc. (I)	22,862	265,361
Superior Plus Corp. (L)	42,100	447,908
Surge Energy, Inc. (L)	67,976	170,742
TAG Oil, Ltd. (I)(L)	20,222	24,588
Taseko Mines, Ltd. (I)	53,246	45,575
Taseko Mines, Ltd. (I)	5,290	4,502
Tembec, Inc. (I)	40,748	90,616
Teranga Gold Corp. (I)	17,598	9,713
Teranga Gold Corp., ADR (I)	3,505	1,939
The Descartes Systems Group, Inc. (I)	10,532	159,568
The North West Company, Inc.	16,137	325,941

14SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Canada (continued)
Timmins Gold Corp. (I)	66,972	$58,395
TORC Oil & Gas, Ltd. (L)	22,180	160,570
Toromont Industries, Ltd.	21,580	538,594
Torstar Corp., Class B (L)	32,264	191,504
Total Energy Services, Inc.	11,239	127,305
TransAlta Renewables, Inc.	5,029	52,820
Transcontinental, Inc., Class A	26,887	359,397
TransForce, Inc.	30,225	737,189
TransGlobe Energy Corp.	30,627	89,424
Transition Therapeutics, Inc. (I)	3,200	22,014
Trican Well Service, Ltd.	54,044	189,355
Trinidad Drilling, Ltd.	45,242	157,791
Twin Butte Energy, Ltd.	120,335	85,672
UEX Corp. (I)	14,600	3,445
Uni-Select, Inc.	6,540	215,280
Valener, Inc. (L)	15,689	219,628
Vecima Networks, Inc.	2,921	23,974
Vicwest, Inc.	5,763	57,487
Wajax Corp.	6,347	130,484
Wesdome Gold Mines, Ltd. (I)	11,600	11,785
Western Energy Services Corp.	22,926	116,271
Western Forest Products, Inc.	138,853	236,587
WesternOne, Inc. (L)	13,000	13,207
Westport Innovations, Inc. (I)(L)	2,300	12,673
Westshore Terminals Investment Corp.	15,132	392,553
Whistler Blackcomb Holdings, Inc.	11,451	181,827
Whitecap Resources, Inc.	12,729	137,462
Wi-Lan, Inc.	55,498	146,059
Winpak, Ltd.	9,525	294,108
WSP Global, Inc.	10,663	326,176
Xtreme Drilling and Coil Services Corp. (I)	6,548	9,481
Yangarra Resources, Ltd. (I)	16,100	20,349
Yellow Pages, Ltd. (I)	718	9,419
Zargon Oil & Gas, Ltd. (L)	10,661	31,128
Zenith Epigenetics Corp. (I)	5,300	1,823
Cayman Islands 0.0%		83,829
Endeavour Mining Corp. (I)	174,658	83,829
China 0.1%		416,525
Aupu Group Holding Company, Ltd.	164,000	34,883
Bund Center Investment, Ltd.	222,000	32,538
China Chuanglian Education Group, Ltd. (I)	948,000	24,974
China Gold International Resources Corp., Ltd. (I)	71,100	105,220
Delong Holdings, Ltd. (I)	45,500	7,980
Joyou AG (I)	308	4,311

SEE NOTES TO FINANCIAL STATEMENTS15

	Shares	Value
China (continued)
Sino Grandness Food Industry Group, Ltd. (I)	121,000	$38,185
Xinyi Solar Holdings, Ltd.	566,000	168,434
Cyprus 0.0%		220,683
Deep Sea Supply PLC	41,514	23,322
ProSafe SE	59,465	183,144
Songa Offshore SE (I)	69,207	14,217
Denmark 1.7%		10,209,814
ALK-Abello A/S	1,799	208,823
Alm Brand A/S (I)	33,471	200,249
Ambu A/S, Class B	8,092	165,565
Auriga Industries A/S, Class B (I)	5,953	276,697
Bang & Olufsen A/S (I)(L)	12,344	88,308
Bavarian Nordic A/S (I)	11,114	350,872
Brodrene Hartmann A/S	800	23,939
D/S Norden A/S (L)	6,864	152,081
DFDS A/S	1,610	173,156
East Asiatic Company, Ltd. A/S	4,995	48,730
FLSmidth & Company A/S (L)	15,549	709,986
Fluegger A/S, B Shares	225	13,293
Genmab A/S (I)	13,165	970,736
GN Store Nord A/S	49,664	1,154,979
Gronlandsbanken A/S	20	2,023
H. Lundbeck A/S	4,623	91,781
Harboes Bryggeri A/S, Class B	441	5,933
IC Group A/S	3,014	74,229
Jeudan A/S	492	49,280
Jyske Bank A/S (I)	19,610	848,810
NKT Holding A/S	8,097	484,667
Nordjyske Bank A/S	1,190	19,456
Parken Sport & Entertainment A/S (I)	864	7,891
PER Aarsleff A/S, Class B	827	193,042
Ringkjoebing Landbobank A/S	1,164	232,831
Rockwool International A/S, B Shares, B Shares	2,189	240,446
Royal Unibrew A/S (I)	3,238	581,929
RTX A/S	992	11,772
Schouw & Company A/S	5,320	252,355
SimCorp A/S	11,721	412,706
Solar A/S, B Shares	2,890	148,493
Spar Nord Bank A/S	31,135	282,023
Sydbank A/S (I)	22,090	688,772
TK Development A/S (I)	29,436	42,533
Topdanmark A/S (I)	26,774	887,130
Vestjysk Bank A/S (I)	3,265	4,534
William Demant Holdings A/S (I)	948	77,753

16SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Denmark (continued)
Zealand Pharma A/S (I)	2,591	$32,011
Faroe Islands 0.0%		261,739
Bakkafrost P/F (L)	11,285	261,739
Finland 2.6%		15,758,628
Afarak Group OYJ (I)	20,289	10,885
Ahlstrom OYJ	2,379	21,336
Aktia Bank OYJ	7,313	89,701
Alma Media OYJ (I)	11,325	38,953
Amer Sports OYJ	42,751	930,561
Apetitt OYJ	930	16,839
Aspo OYJ	6,730	55,112
Atria PLC	2,503	27,412
BasWare OYJ	2,950	127,097
Biotie Therapies OYJ (I)	35,851	7,617
Cargotec Corp. OYJ, B Shares	13,137	483,109
Caverion Corp.	39,502	374,714
Citycon OYJ	99,549	352,388
Cramo OYJ	8,697	139,231
Digia OYJ	2,622	9,948
Elektrobit OYJ	10,961	53,713
Elisa OYJ, Class A	54,577	1,484,254
F-Secure OYJ	38,302	119,217
Finnair OYJ (I)	35,466	124,019
Finnlines OYJ (I)	2,378	42,613
Fiskars OYJ ABP	11,949	249,600
HKScan OYJ, A Shares	11,199	68,883
Huhtamaki OYJ	29,001	856,676
Ilkka-Yhtyma OYJ	2,083	5,497
Kemira OYJ	42,097	523,254
Kesko OYJ, A Shares	2,528	93,696
Kesko OYJ, B Shares	22,023	871,640
Konecranes OYJ	18,010	624,264
Lassila & Tikanoja OYJ	10,137	204,723
Lemminkainen OYJ (I)	1,173	14,441
Metsa Board OYJ, Series B	88,841	581,071
Metso OYJ	3,555	114,369
Neste Oil OYJ	52,692	1,374,514
Nokian Renkaat OYJ	25,911	766,093
Okmetic OYJ	2,212	13,938
Olvi OYJ, A Shares	5,156	131,873
Oriola-KD OYJ, B Shares (I)	34,419	148,048
Orion OYJ, Class A	7,874	257,245
Orion OYJ, Class B (L)	26,385	859,067
Outokumpu OYJ (I)(L)	64,173	420,665

SEE NOTES TO FINANCIAL STATEMENTS17

	Shares	Value
Finland (continued)
Outotec OYJ (L)	57,733	$348,344
PKC Group OYJ	7,087	139,193
Ponsse OYJ	1,465	23,917
Poyry OYJ (I)	12,889	42,728
Raisio OYJ	46,250	226,181
Ramirent OYJ	26,482	210,863
Rapala VMC OYJ	617	3,584
Sanoma OYJ	14,882	93,434
Stockmann OYJ ABP, Series A	1,949	17,384
Stockmann OYJ ABP, Series B	7,056	63,179
Talvivaara Mining Company PLC (I)	90,559	3,071
Technopolis OYJ	33,235	163,852
Teleste OYJ	1,377	10,621
Tieto OYJ	24,201	644,146
Tikkurila OYJ	13,250	256,171
Uponor OYJ (L)	24,921	451,549
Vaisala OYJ, A Shares	3,370	90,681
YIT OYJ (L)	45,085	281,454
France 4.0%		24,453,761
ABC Arbitrage	1,775	9,748
Actia Group	4,194	32,791
Air France-KLM (I)(L)	53,194	421,304
Akka Technologies SA	2,966	103,393
ALBIOMA	7,957	167,719
Altamir	3,756	46,530
Alten SA	10,372	464,146
Altran Technologies SA	55,224	526,023
April SA	6,582	90,737
Archos SA (I)	432	1,070
Assystem SA	4,749	99,558
Aubay	2,137	27,291
Audika Groupe	166	3,181
Axway Software SA	1,100	23,832
Beneteau SA	17,083	241,771
BioMerieux SA	4,518	492,099
Boiron SA	3,395	336,081
Bollore SA	176,058	965,468
Bonduelle S.C.A	5,499	143,869
Bongrain SA	1,532	94,266
Burelle SA	123	98,887
Cegedim SA (I)	1,622	60,413
Cegid SA	1,783	68,616
Chargeurs SA (I)	8,457	54,917
Cie des Alpes	2,524	45,830

18SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Derichebourg SA	36,946	$125,968
Devoteam SA	1,307	24,699
Eiffage SA	1,682	93,620
Electricite de Strasbourg SA	142	17,886
Eramet (I)	370	38,219
Esso SA Francaise	716	33,393
Etablissements Maurel et Prom SA (I)	38,605	331,395
Euler Hermes SA	680	75,051
Euro Disney SCA (I)	34,160	47,350
Exel Industries SA, A Shares	185	9,893
Faiveley Transport SA	1,900	120,051
Faurecia	20,222	919,952
Fimalac	2,383	187,650
Fleury Michon SA	344	20,129
GameLoft SA (I)	22,556	98,576
Gaumont SA	489	20,220
GEA	126	10,441
GL Events SA	3,290	66,011
Groupe Crit	1,136	58,899
Groupe Gorge	932	21,896
Groupe Open (I)	977	11,973
Guerbet SA	2,149	92,306
Haulotte Group SA	5,016	77,994
Hi-Media SA (I)	17,950	46,200
Ingenico SA	3,250	361,898
Interparfums SA	3,681	117,142
Ipsen SA	11,773	597,762
IPSOS	12,659	351,697
Jacquet Metal Service	4,671	87,153
Korian-Medica	13,418	496,211
Lagardere SCA	44,382	1,273,372
Laurent-Perrier	543	42,291
Le Noble Age (I)	1,354	30,747
Lectra	8,076	111,114
Linedata Services	386	10,926
LISI	7,820	242,780
Maisons France Confort	1,083	39,974
Manitou BF SA	2,368	35,782
Manutan International	908	45,335
Marseill Tunnel Prado-Carena	219	8,072
Mersen	3,157	78,126
METabolic EXplorer SA (I)	6,020	32,009
Metropole Television SA	20,341	406,207
MGI Coutier	3,616	52,878
Montupet	2,688	226,514

SEE NOTES TO FINANCIAL STATEMENTS19

	Shares	Value
France (continued)
Naturex (L)	2,502	$156,821
Neopost SA (L)	12,538	676,156
Nexans SA (I)	12,652	466,188
Nexity SA	10,107	415,844
NextRadioTV	1,774	52,712
Norbert Dentressangle SA	1,271	199,093
NRJ Group (I)	2,509	18,820
Onxeo (I)	2,056	14,290
Orpea (L)	13,169	875,046
Paris Orleans	898	18,088
Parrot SA (I)	2,739	59,735
Pierre & Vacances SA (I)	1,815	52,492
Plastic Omnium SA	18,208	552,985
Rallye SA	9,462	358,198
Recylex SA (I)	2,379	5,766
Robertet SA	258	47,657
Rubis SCA	13,142	796,779
Saft Groupe SA	11,888	416,911
Samse SA	285	33,455
Sartorius Stedim Biotech	1,529	336,082
SEB SA	8,040	596,461
Seche Environnement SA	1,623	50,050
Sequana SA (I)	8,005	29,330
Societe d'Edition de Canal Plus	21,988	160,681
Societe Internationale de Plantations d'Heveas SA	288	10,692
Societe Television Francaise 1	44,149	760,146
SOITEC (I)(L)	88,803	87,146
Solocal Group (I)	380,478	283,537
Somfy SA	383	93,784
Sopra Steria Group	4,883	426,005
Stallergenes SA	455	29,955
Ste Industrielle d'Aviation Latecoere SA (I)	3,337	40,366
Stef SA	1,579	90,602
Store Electronic (I)	124	1,819
Synergie SA	3,032	71,481
Technicolor SA (I)	101,115	622,863
Teleperformance	21,575	1,665,163
Tessi SA	410	42,538
Theolia SA (I)	10,701	8,727
Thermador Groupe	1,127	96,796
Touax SA	271	4,962
Trigano SA	3,385	97,315
UBISOFT Entertainment (I)	40,357	740,359
Union Financiere de France Banque SA	577	16,090
Valneva SE (I)	9,551	50,639

20SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
France (continued)
Vetoquinol SA	972	$41,930
Vicat SA	5,347	379,599
Viel & Compagnie SA	6,515	17,302
Vilmorin & Compagnie SA	1,932	169,784
Virbac SA	1,381	369,665
VM Materiaux SA	539	15,539
Vranken-Pommery Monopole Group SA	407	12,015
Gabon 0.0%		75,929
Total Gabon SA	211	75,929
Germany 5.1%		31,067,949
Aareal Bank AG	21,708	972,456
Adler Modemaerkte AG	2,325	34,481
ADVA Optical Networking SE (I)	14,956	57,969
Air Berlin PLC (I)	5,366	6,722
Aixtron SE NA (I)	17,077	136,753
Aixtron SE, ADR (I)(L)	3,360	26,712
Allgeier SE	1,897	32,931
Amadeus Fire AG	1,658	131,791
Aurubis AG	11,086	668,246
Balda AG	3,880	12,885
Bauer AG (I)	3,572	68,622
BayWa AG	5,268	214,819
Bechtle AG	6,895	559,624
Bertrandt AG	1,454	211,991
Bijou Brigitte AG	1,741	109,316
Bilfinger SE	7,514	447,273
Biotest AG	585	63,190
Borussia Dortmund GmbH & Company KGaA	37,982	173,096
CANCOM SE (L)	5,946	243,125
Carl Zeiss Meditec AG	10,155	279,064
Celesio AG	18,020	556,465
CENIT AG	2,997	47,670
CENTROTEC Sustainable AG	4,066	62,104
Cewe Stiftung & Company KGAA	2,266	144,369
comdirect bank AG	14,328	145,707
CompuGroup Medical AG	9,736	300,845
Constantin Medien AG (I)	7,438	10,689
CropEnergies AG	7,965	26,711
CTS Eventim AG	14,376	442,811
Data Modul AG	635	19,590
DEAG Deutsche Entertainment AG	1,389	12,173
Delticom AG	2,284	46,100
Deutsche Beteiligungs AG	222	7,858
Deutsche Wohnen AG	79,007	2,176,017

SEE NOTES TO FINANCIAL STATEMENTS21

	Shares	Value
Germany (continued)
Deutz AG	37,738	$171,115
Dialog Semiconductor PLC (I)	23,925	1,058,077
DMG MORI SEIKI AG	28,236	933,382
Dr Hoenle AG	1,056	23,705
Draegerwerk AG & Company KGaA	986	80,948
Drillisch AG	19,160	801,860
Duerr AG	7,534	806,209
Eckert & Ziegler AG	2,133	47,733
Elmos Semiconductor AG	4,483	83,819
ElringKlinger AG	11,052	384,726
Euromicron AG (I)	2,304	35,399
Evotec AG (I)	36,504	157,270
First Sensor AG (I)	680	8,285
Francotyp-Postalia Holding AG	2,607	12,313
Freenet AG	41,544	1,240,185
Gerresheimer AG	10,669	614,637
Gerry Weber International AG	7,054	268,098
Gesco AG	1,167	95,102
GFK AG	5,703	235,608
GFT Technologies AG	5,895	108,913
Grammer AG	5,254	203,910
Grenkeleasing AG	1,123	132,433
H&R AG (I)	1,666	12,375
Hamburger Hafen und Logistik AG	9,989	221,477
Heidelberger Druckmaschinen AG (I)(L)	115,600	293,782
Homag Group AG	1,517	61,631
Hornbach Baumarkt AG	1,077	39,309
Indus Holding AG	10,323	437,769
Init Innovation In Traffic Systems AG	1,078	27,831
Intershop Communications AG (I)	2,654	3,105
Isra Vision AG	1,225	86,772
Jenoptik AG	21,084	291,018
Kloeckner & Company SE (I)	44,926	467,089
Koenig & Bauer AG (I)	4,281	69,477
Kontron AG (I)	18,337	128,728
Krones AG	4,922	474,507
KSB AG	73	39,982
KUKA AG	9,672	751,464
KWS Saat AG	861	262,074
Leoni AG	12,569	809,562
LPKF Laser & Electronics AG (L)	8,835	121,049
Manz AG (I)(L)	872	75,220
MasterFlex AG (I)	414	3,369
Mediclin AG (I)	8,179	34,498
Medigene AG (I)	843	3,930

22SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Germany (continued)
MLP AG	14,178	$59,008
Mobotix AG	402	6,144
MTU Aero Engines Holding AG	6,157	585,524
Muehlbauer Holding AG & Company KGaA	397	7,772
MVV Energie AG	2,091	60,563
Nemetschek AG	1,967	258,109
Nexus AG	812	13,528
Nordex SE (I)	26,497	555,153
Norma Group SE	12,656	675,777
OHB AG	2,619	60,566
Patrizia Immobilien AG (I)	14,148	265,615
Pfeiffer Vacuum Technology AG	3,724	308,767
PNE Wind AG	22,791	59,619
PSI AG (I)	2,339	34,140
Puma SE	558	107,854
PVA TePla AG	1,400	2,611
QSC AG (L)	42,179	85,405
R Stahl AG	823	42,374
Rational AG	912	326,190
Rheinmetall AG	15,900	805,147
Rhoen-Klinikum AG	20,788	546,017
SAF-Holland SA	16,905	259,578
Salzgitter AG	12,274	350,449
Schaltbau Holding AG	1,481	79,528
SGL Carbon SE (I)	2,992	54,642
SHW AG	1,017	55,894
Singulus Technologies AG (I)	13,872	17,784
Sixt SE	6,249	261,740
SKW Stahl-Metallurgie Holding AG (I)	2,060	13,247
SMA Solar Technology AG (I)(L)	4,351	58,180
SMT Scharf AG	1,261	21,099
Softing AG	2,069	32,148
Software AG	16,111	447,149
Solarworld AG (I)	90	1,142
STADA Arzneimittel AG	21,836	717,427
STRATEC Biomedical AG	953	48,231
Stroeer Media AG	8,288	259,755
Suss Microtec AG (I)	4,892	31,073
TAG Immobilien AG (L)	28,673	385,807
Takkt AG	9,177	168,828
Technotrans AG	2,268	27,091
Tom Tailor Holding AG (I)	5,865	88,160
Tomorrow Focus AG	802	3,456
TUI AG	55,781	1,009,604
Vossloh AG (L)	3,133	197,793

SEE NOTES TO FINANCIAL STATEMENTS23

	Shares	Value
Germany (continued)
VTG AG	4,122	$100,547
Wacker Neuson SE	9,310	222,413
Washtec AG	1,640	30,304
Wincor Nixdorf AG	10,001	483,358
XING AG	764	105,719
Gibraltar 0.1%		464,271
888 Holdings PLC	55,416	137,362
Bwin.Party Digital Entertainment PLC	248,582	326,909
Greece 0.0%		83
Alapis Holding Industrial and Commercial SA of Pharmaceutical (I)	1,810	83
TT Hellenic Postbank SA (I)	20,725	0
Guernsey, Channel Islands 0.0%		38,343
Puma Brandenburg, Ltd. (I)	8,000	3,088
Puma Brandenburg, Ltd., A Shares (I)	8,000	7,410
Raven Russia, Ltd.	39,227	26,458
Tethys Petroleum, Ltd. (I)	10,200	1,387
Hong Kong 3.0%		18,296,037
Aeon Stores Hong Kong Company, Ltd.	8,000	9,109
Alco Holdings, Ltd.	54,000	10,720
Allied Group, Ltd.	18,000	79,369
Allied Properties HK, Ltd.	726,000	139,633
APAC Resources, Ltd. (I)	98,541	1,434
APT Satellite Holdings, Ltd.	102,000	126,786
Asia Financial Holdings, Ltd.	66,000	27,906
Asia Satellite Telecom Holdings Company, Ltd.	38,220	138,181
Asia Standard International Group, Ltd.	354,000	82,664
Associated International Hotels, Ltd.	26,000	77,145
Bonjour Holdings, Ltd.	635,000	61,394
Brightoil Petroleum Holdings, Ltd. (I)(L)	938,000	233,292
Brockman Mining, Ltd. (I)	855,430	31,955
Burwill Holdings Ltd. (I)	1,604,000	65,124
Cafe de Coral Holdings, Ltd.	128,000	460,294
CEC International Holdings, Ltd.	70,000	21,031
Century City International Holdings, Ltd.	164,000	12,675
Champion Technology Holdings, Ltd.	494,000	9,734
Chen Hsong Holdings	40,000	10,818
Chevalier International Holdings, Ltd.	40,000	69,590
China Daye Non-Ferrous Metals Mining, Ltd. (I)	944,000	18,225
China Dynamics Holdings, Ltd. (I)(L)	1,330,000	94,263
China Electronics Corp. Holdings Company, Ltd.	384,000	95,000
China Energy Development Holdings, Ltd. (I)	3,364,000	65,359
China Metal International Holdings, Inc.	58,000	17,922
China Solar Energy Holdings Ltd. (I)	127,000	2,947

24SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
China Star Entertainment, Ltd.	2,650,000	$43,718
China Strategic Holdings, Ltd. (I)	915,000	13,302
China Ting Group Holdings, Ltd.	124,000	5,668
China Tycoon Beverage Holdings, Ltd. (I)	104,000	3,082
Chow Sang Sang Holdings International, Ltd.	123,000	309,662
Chu Kong Shipping Enterprise Group Company, Ltd.	164,000	41,230
Chuang's Consortium International, Ltd.	332,021	42,807
Citic Telecom International Holdings, Ltd.	494,000	172,039
CK Life Sciences International Holdings, Inc.	1,270,000	127,729
Convenience Retail Asia, Ltd.	68,000	42,199
CP Lotus Corp. (I)	280,000	6,071
Cross-Harbour Holdings, Ltd.	22,000	23,490
CSI Properties, Ltd	2,266,333	83,483
CST Mining Group, Ltd. (I)	2,711,040	15,415
Culturecom Holdings, Ltd. (I)(L)	100,000	11,608
Dah Sing Banking Group, Ltd.	165,248	279,028
Dah Sing Financial Holdings, Ltd.	59,944	350,381
Dan Form Holdings Company, Ltd. (I)	66,000	12,340
Dickson Concepts International, Ltd.	94,000	43,636
DMX Technologies Group, Ltd.	34,000	2,755
Dorsett Hospitality International, Ltd.	299,000	47,836
EganaGoldpfeil Holdings, Ltd. (I)	131,750	0
Emperor Capital Group, Ltd.	366,000	37,637
Emperor Entertainment Hotel, Ltd.	215,000	48,800
Emperor International Holdings, Ltd.	374,250	84,066
Emperor Watch & Jewellery, Ltd.	1,310,000	43,921
ENM Holdings, Ltd. (I)	60,000	4,022
EPI Holdings, Ltd. (I)	1,060,000	14,102
Esprit Holdings, Ltd.	776,450	802,540
eSun Holdings, Ltd. (I)	113,000	10,203
Fairwood Holdings, Ltd.	29,500	78,394
Far East Consortium International, Ltd.	489,116	187,031
Fortune Oil PLC (I)	276,527	42,973
Fountain SET Holdings, Ltd.	170,000	18,870
Fullshare Holdings, Ltd. (I)	1,560,000	104,503
Future Bright Holdings, Ltd.	162,000	39,055
G-Resources Group, Ltd. (I)	8,689,800	268,810
GCL New Energy Holdings, Ltd. (I)	912,000	89,264
Get Nice Holdings, Ltd.	1,244,000	53,694
Giordano International, Ltd.	493,708	247,142
Global Brands Group Holding, Ltd. (I)	90,000	15,435
Glorious Sun Enterprises, Ltd.	88,000	18,946
Good Fellow Resources Holdings, Ltd. (I)	90,000	18,580
Guangnan Holdings, Ltd.	108,000	15,876
Guotai Junan International Holdings, Ltd.	181,200	136,395

SEE NOTES TO FINANCIAL STATEMENTS25

	Shares	Value
Hong Kong (continued)
Haitong International Securities Group, Ltd. (L)	194,520	$116,744
Hang Fung Gold Technology, Ltd. (I)	310,000	0
Hao Tian Development Group, Ltd. (I)	352,000	16,363
Harbour Centre Development, Ltd.	37,500	67,455
HKR International, Ltd.	393,600	198,372
Hong Kong Aircraft Engineering Company, Ltd.	12,400	136,592
Hong Kong Television Network, Ltd. (I)	31,000	11,362
Hong Kong Television Network, Ltd., ADR	1,717	12,551
Hongkong Chinese, Ltd.	224,000	38,119
Hop Hing Group Holdings, Ltd.	412,000	6,253
Hopewell Holdings, Ltd.	221,000	825,353
Hsin Chong Construction Group, Ltd.	920,000	111,577
Hung Hing Printing Group, Ltd.	76,216	10,515
Hutchison Telecommunications Hong Kong Holdings, Ltd.	558,000	282,071
I-CABLE Communications, Ltd. (I)	332,000	29,107
Imagi International Holdings, Ltd. (I)	2,263,500	48,472
Integrated Waste Solutions Group Holdings, Ltd. (I)	432,000	16,997
International Standard Resources Holdings, Ltd. (I)	900,000	46,378
iOne Holdings, Ltd.	260,000	8,387
IRC, Ltd. (I)	400,000	22,679
IT, Ltd.	234,808	65,365
Johnson Electric Holdings, Ltd.	137,000	498,077
K Wah International Holdings, Ltd.	492,655	249,558
Kader Holdings Company, Ltd. (I)	40,000	4,482
Keck Seng Investments, Ltd.	1,000	961
King Stone Energy Group, Ltd. (I)	27,000	1,201
Kingston Financial Group, Ltd.	1,860,000	211,047
Kowloon Development Company, Ltd.	146,000	166,517
Lai Sun Development Company, Ltd.	5,124,333	114,303
Lee's Pharmaceutical Holdings, Ltd. (L)	70,000	101,554
Lifestyle International Holdings, Ltd.	184,500	338,167
Lippo China Resources, Ltd.	1,494,000	50,981
Lippo, Ltd.	31,250	17,805
Lisi Group Holdings, Ltd. (I)	198,000	11,607
Liu Chong Hing Investment, Ltd.	86,000	107,128
Luen Thai Holdings, Ltd.	103,000	19,133
Luk Fook Holdings International, Ltd.	122,000	386,543
Lung Kee Holdings, Ltd.	48,000	14,045
Magnificent Estates	438,000	17,785
Man Wah Holdings, Ltd.	247,200	211,550
Man Yue Technology Holdings, Ltd.	46,000	6,996
Mei Ah Entertainment Group, Ltd. (I)	500,000	33,535
Midland Holdings, Ltd. (I)	322,000	158,872
Ming Fai International Holdings, Ltd.	41,000	4,331
Ming Fung Jewellery Group, Ltd. (I)	1,305,000	8,240

26SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Hong Kong (continued)
Miramar Hotel & Investment Company, Ltd.	8,000	$10,316
National Electronic Holdings, Ltd.	40,000	5,569
Natural Beauty Bio-Technology, Ltd.	230,000	18,707
Neo-Neon Holdings, Ltd. (I)	228,000	33,842
Neptune Group, Ltd. (I)	970,000	14,631
New Times Energy Corp., Ltd. (I)	36,600	1,055
NewOcean Energy Holdings, Ltd. (L)	462,000	166,272
Next Media, Ltd.	276,000	27,376
Orange Sky Golden Harvest Entertainment Holdings, Ltd. (I)	295,000	18,263
Oriental Watch Holdings, Ltd.	190,000	30,854
Pacific Andes International Holdings, Ltd.	833,305	25,741
Pacific Basin Shipping, Ltd.	632,000	232,950
Pacific Textile Holdings, Ltd.	188,000	281,127
Paliburg Holdings, Ltd.	71,380	23,961
Paradise Entertainment, Ltd.	176,000	55,462
Peace Mark Holdings, Ltd. (I)	180,000	0
Pearl Oriental Oil, Ltd. (I)	663,000	20,059
Perfect Shape PRC Holdings, Ltd.	92,000	20,915
Pico Far East Holdings, Ltd.	324,000	82,329
Playmates Holdings, Ltd.	52,000	55,920
Playmates Toys, Ltd.	224,000	48,563
Polytec Asset Holdings, Ltd.	600,000	79,640
Public Financial Holdings, Ltd.	48,000	22,312
PYI Corp., Ltd.	1,100,801	22,853
Regal Hotels International Holdings, Ltd.	195,200	120,370
Richfield Group Holdings, Ltd. (I)	176,000	6,931
SA SA International Holdings, Ltd. (L)	378,000	223,234
SAS Dragon Holdings, Ltd.	156,000	40,019
SEA Holdings, Ltd.	52,000	44,670
Seec Media Group, Ltd. (I)	542,000	24,429
Shenyin Wanguo HK, Ltd.	180,000	138,610
Shougang Concord Technology Holdings (I)	556,000	17,474
Shun Tak Holdings, Ltd.	595,250	273,261
Silver Base Group Holdings, Ltd. (I)	258,000	31,245
Simsen International Corp., Ltd. (L)	223,000	49,167
Sing Tao News Corp., Ltd.	58,000	7,997
Singamas Container Holdings, Ltd.	670,000	108,878
Sino Distillery Group, Ltd. (I)	130,000	10,398
Sitoy Group Holdings, Ltd.	91,000	51,659
SmarTone Telecommunications Holdings, Ltd.	136,089	272,158
SOCAM Development, Ltd. (I)	116,927	104,789
Solomon Systech International, Ltd. (I)	504,000	19,148
Soundwill Holdings, Ltd.	42,000	69,307
Stella International Holdings, Ltd.	168,500	435,841
Stelux Holdings International, Ltd.	200,000	45,494

SEE NOTES TO FINANCIAL STATEMENTS27

	Shares	Value
Hong Kong (continued)
Sun Hung Kai & Company, Ltd.	342,318	$295,496
Symphony Holdings, Ltd. (I)	290,000	24,291
TAI Cheung Holdings, Ltd.	82,000	68,108
Tan Chong International, Ltd.	63,000	20,307
Tao Heung Holdings, Ltd.	95,000	41,611
Television Broadcasts, Ltd.	119,500	766,136
Texwinca Holdings, Ltd.	246,000	226,764
The Hongkong & Shanghai Hotels, Ltd.	128,500	186,943
Titan Petrochemicals Group, Ltd. (I)	600,000	19,031
Tradelink Electronic Commerce, Ltd.	228,000	51,740
Transport International Holdings, Ltd.	106,000	250,025
Trinity, Ltd.	352,000	67,620
TSC Group Holdings, Ltd. (I)	185,000	41,471
United Laboratories International Holdings, Ltd. (I)	224,500	102,453
Value Partners Group, Ltd.	264,000	231,075
Varitronix International, Ltd.	142,000	96,508
Victory City International Holdings, Ltd.	584,237	84,429
Vitasoy International Holdings, Ltd.	298,000	444,764
VST Holdings Company, Ltd.	372,400	123,391
VTech Holdings, Ltd.	25,300	360,782
Wai Kee Holdings, Ltd.	72,000	20,981
Willie International Holdings, Ltd. (I)	450,000	8,181
Wing On Company International, Ltd.	17,000	55,589
Wing Tai Properties, Ltd.	68,000	42,611
Xinyi Glass Holdings, Ltd.	760,000	407,443
YGM Trading, Ltd.	22,000	39,053
India 0.1%		338,943
Vedanta Resources PLC	37,139	338,943
Ireland 1.7%		10,043,149
Aer Lingus Group PLC	25,626	64,613
Beazley PLC	181,281	808,308
C&C Group PLC	65,089	281,316
DCC PLC	27,199	1,621,793
Endo International PLC (I)	6,896	588,209
FBD Holdings PLC	9,931	135,648
Glanbia PLC	43,057	784,549
Grafton Group PLC	43,829	507,699
Greencore Group PLC	149,514	777,712
IFG Group PLC	16,014	29,564
Irish Continental Group PLC	33,050	129,247
Kenmare Resources PLC (I)	214,459	11,995
Kingspan Group PLC	38,438	754,215
Paddy Power PLC	7,656	577,739
Smurfit Kappa Group PLC	83,710	2,341,250

28SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Ireland (continued)
UDG Healthcare PLC	87,275	$629,292
Isle of Man 0.1%		424,608
Hansard Global PLC	11,952	15,825
Playtech PLC	34,593	408,783
Israel 0.7%		4,528,823
Africa Israel Investments, Ltd. (I)	48,492	47,767
Africa Israel Properties, Ltd.	4,887	68,416
Airport City, Ltd. (I)	10,983	100,725
AL-ROV Israel, Ltd. (I)	1,404	44,398
Allot Communications, Ltd. (I)	2,617	24,293
Alrov Properties And Lodgings, Ltd. (I)	820	16,942
Amot Investments, Ltd.	29,004	91,479
AudioCodes, Ltd. (I)	2,505	13,033
Avgol Industries 1953, Ltd.	11,336	8,961
Azorim-Investment Development & Construction Company, Ltd. (I)	28,861	21,480
Bayside Land Corp.	222	66,674
Big Shopping Centers 2004, Ltd.	625	28,485
Blue Square Real Estate, Ltd.	192	6,626
Brainsway, Ltd. (I)	1,628	15,187
Cellcom Israel, Ltd. (I)	13,952	82,318
Cellcom Israel, Ltd. (I)	1,000	5,870
Ceragon Networks, Ltd. (I)	4,174	4,723
Clal Biotechnology Industries, Ltd. (I)	10,503	10,419
Clal Insurance Enterprise Holdings, Ltd.	7,277	114,422
Cohen Development & Industrial Buildings, Ltd.	330	7,221
Compugen, Ltd. (I)	8,060	70,548
Delek Automotive Systems, Ltd.	10,997	117,463
Delta Galil Industries, Ltd.	3,158	91,670
Direct Insurance Financial Investments, Ltd.	3,707	21,959
Electra Israel, Ltd.	684	79,392
Elron Electronic Industries, Ltd.	3,504	16,121
Energix-renewable Energies, Ltd. (I)	1	0
Equital, Ltd. (I)	975	14,350
Evogene, Ltd. (I)	4,508	45,911
EZchip Semiconductor, Ltd. (I)	2,557	55,347
EZchip Semiconductor, Ltd. (I)	8,557	184,489
First International Bank of Israel, Ltd.	6,732	88,160
Formula Systems, Ltd.	2,490	60,470
Fox Wizel, Ltd.	1,319	29,944
Frutarom Industries, Ltd.	12,348	396,135
Gilat Satellite Networks, Ltd. (I)	621	2,993
Gilat Satellite Networks, Ltd. (I)	1,223	5,804
Hadera Paper, Ltd. (I)	503	8,824
Harel Insurance Investments & Financial Services, Ltd.	40,770	199,976

SEE NOTES TO FINANCIAL STATEMENTS29

	Shares	Value
Israel (continued)
Industrial Buildings Corp.	16,301	$19,305
Israel Discount Bank, Ltd. (I)	20,157	32,106
Ituran Location & Control, Ltd.	5,755	133,584
Jerusalem Oil Exploration (I)	3,071	98,582
Kamada, Ltd. (I)	6,739	30,206
Magic Software Enterprises, Ltd.	2,657	18,219
Matrix IT, Ltd.	11,728	57,449
Mazor Robotics, Ltd. (I)	7,832	45,970
Melisron, Ltd.	5,084	162,998
Menorah Mivtachim Holdings, Ltd.	10,287	100,356
Migdal Insurance Financial Holding, Ltd.	37,835	47,526
Mivtach Shamir Holdings, Ltd.	1,455	34,773
Naphtha Israel Petroleum Corp., Ltd. (I)	12,717	70,909
NICE Systems, Ltd.	2	116
Nitsba Holdings 1995, Ltd. (I)	12,427	185,543
Nova Measuring Instruments, Ltd. (I)	8,212	90,993
Oil Refineries, Ltd. (I)	380,180	116,830
Partner Communications Company, Ltd. (I)	23,067	89,823
Paz Oil Company, Ltd.	1,232	167,278
Perion Network, Ltd. (I)	699	2,530
Plasson Industries, Ltd.	449	17,143
Rami Levi Chain Stores Hashikma Marketing 2006, Ltd.	2,393	98,447
Sapiens International Corp. NV (I)	6,541	51,512
Shikun & Binui, Ltd.	72,021	149,242
Shufersal, Ltd.	25,929	60,369
Strauss Group, Ltd.	4,662	69,500
The Phoenix Holdings, Ltd.	23,033	67,991
Tower Semiconductor, Ltd. (I)	8,932	142,605
Tower Semiconductor, Ltd. (I)(L)	5,480	88,173
Union Bank of Israel, Ltd. (I)	2,889	9,750
Italy 3.7%		22,554,458
A2A SpA	441,083	446,754
ACEA SpA	19,292	237,036
Aeffe SpA (I)	10,932	27,846
Alerion Cleanpower SpA	3,891	11,768
Amplifon SpA	35,403	225,754
Ansaldo STS SpA	37,273	390,706
Arnoldo Mondadori Editore SpA (I)	52,965	58,808
AS Roma SpA (I)(L)	39,312	23,746
Ascopiave SpA	26,339	58,513
Astaldi SpA	20,447	148,221
Autogrill SpA (I)	39,731	355,832
Azimut Holding SpA	35,238	921,596
Banca Finnat Euramerica SpA	29,383	19,596

30SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Italy (continued)
Banca Generali SpA	16,209	$458,295
Banca IFIS SpA	7,103	136,638
Banca Monte dei Paschi di Siena SpA (I)(L)	275,204	190,015
Banca Popolare dell'Emilia Romagna SC (I)	165,270	1,361,255
Banca Popolare dell'Etruria e del Lazio (I)(L)	72,300	47,169
Banca Popolare di Milano Scarl (I)	1,482,468	1,389,547
Banca Popolare di Sondrio SCARL	105,764	484,084
Banca Profilo SpA	104,135	46,911
Banco di Desio e della Brianza SpA	6,382	19,407
Banco Popolare SC (I)	38,174	587,707
BasicNet SpA (I)	15,925	48,772
Beghelli SpA (I)	11,564	5,287
Biesse SpA	4,094	73,428
Brembo SpA	11,013	415,496
Brunello Cucinelli SpA	7,111	147,868
Buzzi Unicem SpA	27,302	385,610
Cairo Communication SpA	9,146	58,517
Caltagirone Editore SpA (I)	5,211	5,916
Cementir SpA	20,663	146,765
CIR-Compagnie Industriali Riunite SpA (I)	187,652	222,322
Credito Emiliano SpA	30,822	249,926
Credito Valtellinese Scarl (I)	334,449	459,555
Danieli & C Officine Meccaniche SpA	4,650	111,062
Datalogic SpA	7,656	89,559
Davide Campari Milano SpA	97,155	656,660
De'Longhi SpA	16,959	331,630
DeA Capital SpA (I)	4,303	8,686
Delclima (I)	18,320	46,738
DiaSorin SpA	7,160	289,183
Ei Towers SpA (L)	6,138	336,563
EL.EN. SpA	675	22,859
Elica SpA	3,807	8,508
Engineering Ingegneria Informatica SpA	2,056	108,065
ERG SpA	23,689	298,185
Esprinet SpA	11,011	92,719
Eurotech SpA (I)	10,718	24,186
Falck Renewables SpA	46,622	58,925
Finmeccanica SpA (I)	54,630	661,564
FNM SpA	30,895	21,973
Gas Plus SpA	265	1,198
Geox SpA (I)(L)	28,027	97,244
Gruppo Editoriale L'Espresso SpA (I)	61,146	82,530
Gruppo Mutuionline SpA	889	5,612
GTECH SpA (L)	22,362	463,493
Hera SpA	203,830	494,358

SEE NOTES TO FINANCIAL STATEMENTS31

	Shares	Value
Italy (continued)
IMMSI SpA (I)	60,338	$47,634
Industria Macchine Automatiche SpA	4,695	227,857
Intek Group SpA (I)	26,355	10,624
Interpump SpA	32,223	487,402
Iren SpA	195,043	257,434
Italcementi SpA	39,865	305,652
Italmobiliare SpA	2,729	76,324
Juventus Football Club SpA (I)	144,708	38,667
La Doria SpA	2,367	34,452
Landi Renzo SpA (I)	9,280	10,651
Maire Tecnimont SpA (I)	34,969	87,531
MARR SpA	13,055	230,616
Nice SpA	3,458	11,810
Piaggio & C SpA (L)	67,185	213,271
Prelios SpA (I)	11,532	4,815
Prima Industrie SpA (I)	1,462	28,828
Prysmian SpA	66,292	1,326,298
RCS MediaGroup SpA (I)(L)	68,308	91,088
Recordati SpA	29,781	535,999
Reply SpA	1,989	164,179
Retelit SpA (I)	39,468	28,073
Sabaf SpA	2,768	38,745
Safilo Group SpA (I)	13,971	216,222
Salini Impregilo SpA (I)	19,019	86,913
Salvatore Ferragamo Italia SpA	10,534	319,403
Saras SpA (I)	91,463	129,516
SAVE SpA	5,677	79,803
Snai SpA (I)(L)	6,500	12,040
Societa Cattolica di Assicurazioni SCRL	55,158	447,159
Societa Iniziative Autostradali e Servizi SpA	23,492	249,597
Sogefi SpA (I)	21,868	74,418
SOL SpA	10,113	78,774
Sorin SpA (I)	130,649	420,913
Tiscali SpA (I)	641,224	42,744
Tod's SpA (L)	3,676	374,705
Trevi Finanziaria Industriale SpA	41,140	152,310
TXT e-solutions SpA	2,171	22,760
Unipol Gruppo Finanziario SpA	80,180	413,090
Vianini Lavori SpA	4,074	25,988
Vittoria Assicurazioni SpA	10,447	114,100
World Duty Free SpA (I)	37,695	430,357
Yoox SpA (I)	16,775	365,000
Zignago Vetro SpA	10,467	62,530

32SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan 23.1%		$139,670,016
A&D Company, Ltd.	5,600	22,510
Accordia Golf Company, Ltd.	32,000	316,171
Achilles Corp.	58,000	74,621
Adastria Holdings Company, Ltd.	6,020	148,255
ADEKA Corp.	30,391	386,335
Aderans Company, Ltd.	8,600	78,527
Advan Company, Ltd.	4,000	49,913
Advanex, Inc.	10,000	15,154
Aeon Delight Company, Ltd.	1,100	25,941
Aeon Fantasy Company, Ltd. (L)	3,900	50,168
Aeon Hokkaido Corp.	3,200	18,000
AGORA Hospitality Group Company, Ltd. (I)	74,000	28,439
Agro-kanesho Company, Ltd.	3,700	29,564
Ahresty Corp.	10,800	57,395
Ai Holdings Corp.	12,100	242,123
Aica Kogyo Company, Ltd.	16,500	388,370
Aichi Corp.	17,100	84,249
Aichi Steel Corp.	41,000	201,260
Aichi Tokei Denki Company, Ltd.	6,000	16,246
Aida Engineering, Ltd.	18,200	199,297
Ain Pharmaciez, Inc.	6,600	256,820
Aiphone Company, Ltd.	6,600	101,972
Airport Facilities Company, Ltd.	8,100	47,938
Aisan Industry Company, Ltd.	13,500	123,301
Aizawa Securities Company, Ltd.	12,700	68,193
Akebono Brake Industry Company, Ltd. (L)	30,900	115,161
Alconix Corp.	2,500	38,068
Alinco, Inc.	5,600	52,139
Allied Telesis Holdings KK	6,100	3,777
Alpen Company, Ltd.	6,900	108,184
Alpha Corp.	1,000	11,025
Alpha Systems, Inc.	1,120	15,667
Alpine Electronics, Inc.	16,415	294,316
Alps Logistics Company, Ltd.	2,000	23,397
Altech Corp.	4,500	77,052
Amano Corp.	20,100	241,722
Amiyaki Tei Company, Ltd.	1,000	34,015
Amuse, Inc.	3,200	83,034
Anest Iwata Corp. (L)	12,000	75,441
Anritsu Corp.	46,997	334,997
AOI Electronics Company, Ltd.	700	29,249
AOKI Holdings, Inc.	14,600	180,015
Aoyama Trading Company, Ltd.	15,800	527,579
Arakawa Chemical Industries, Ltd.	6,600	73,424
Arata Corp.	14,000	39,749

SEE NOTES TO FINANCIAL STATEMENTS33

	Shares	Value
Japan (continued)
Araya Industrial Company, Ltd. (L)	21,000	$33,728
Arcland Sakamoto Company, Ltd.	7,000	142,934
Arcs Company, Ltd.	10,184	209,014
Argo Graphics, Inc.	2,600	38,425
Ariake Japan Company, Ltd.	6,300	172,497
Arisawa Manufacturing Company, Ltd.	15,000	133,425
Arrk Corp. (I)(L)	37,400	43,414
Artnature, Inc.	6,000	56,253
As One Corp.	5,400	159,659
Asahi Broadcasting Corp.	900	7,101
Asahi Company, Ltd.	5,000	48,134
Asahi Diamond Industrial Company, Ltd.	22,300	247,974
Asahi Holdings, Inc.	9,400	159,304
Asahi Intecc Company, Ltd.	2,600	155,732
Asahi Kogyosha Company, Ltd.	2,000	7,489
Asahi Net, Inc.	3,000	13,347
Asahi Organic Chemicals Industry Company, Ltd.	31,000	72,466
Asanuma Corp. (I)(L)	23,000	29,987
Asatsu-DK, Inc.	10,800	295,462
Ashimori Industry Company, Ltd. (I)	22,000	29,420
Asia Growth Capital, Ltd. (I)(L)	19,600	31,310
ASKA Pharmaceutical Company, Ltd.	9,100	87,794
ASKUL Corp.	3,500	68,423
Asunaro Aoki Construction Company, Ltd.	4,000	28,295
Atom Corp.	6,000	38,900
Atsugi Company, Ltd.	40,000	38,437
Autobacs Seven Company, Ltd.	19,500	309,022
Avex Group Holdings, Inc.	12,400	202,574
Axell Corp.	3,300	46,776
Axial Retailing, Inc.	5,000	129,151
Azbil Corp.	17,900	480,643
Bando Chemical Industries, Ltd.	32,000	120,352
Bank of the Ryukyus, Ltd.	15,900	242,682
Belc Company, Ltd.	3,900	106,127
Belluna Company, Ltd.	20,300	92,561
Benefit One, Inc.	4,500	53,012
Best Denki Company, Ltd.	25,700	31,764
Bic Camera, Inc. (L)	22,200	250,344
Biofermin Pharmaceutical Company, Ltd.	1,500	37,259
Bit-isle, Inc.	7,500	32,602
BML, Inc.	5,200	146,311
Bookoff Corp.	2,900	22,499
BP Castrol KK	2,800	29,235
Broadleaf Company, Ltd.	1,500	24,317
Bronco Billy Company, Ltd.	1,300	40,683

34SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Bunka Shutter Company, Ltd.	24,000	$197,410
C Uyemura & Company, Ltd.	2,600	130,422
CAC Holdings Corp.	4,000	35,842
Calsonic Kansei Corp.	55,000	328,699
Can Do Company, Ltd.	3,300	43,527
Canon Electronics, Inc.	7,100	135,510
Capcom Company, Ltd.	15,700	277,498
Career Design Center Company, Ltd.	200	1,680
Carlit Holdings Company, Ltd.	4,600	25,608
Cawachi, Ltd.	6,700	114,511
Central Glass Company, Ltd.	75,432	337,264
Central Sports Company, Ltd.	2,000	36,227
CFS Corp.	2,700	19,739
Chimney Company, Ltd.	1,300	25,341
Chino Corp.	2,500	25,691
Chiyoda Company, Ltd.	9,000	208,906
Chiyoda Integre Company, Ltd.	6,600	130,069
Chofu Seisakusho Company, Ltd.	2,800	72,533
Chori Company, Ltd.	4,900	77,641
Chubu Shiryo Company, Ltd.	6,800	38,179
Chudenko Corp.	6,700	115,045
Chuetsu Pulp & Paper Company, Ltd.	39,000	89,536
Chugai Mining Company, Ltd. (I)	34,900	8,177
Chugai Ro Company, Ltd.	26,000	62,118
Chugoku Marine Paints, Ltd.	26,000	222,241
Chuo Gyorui Company, Ltd.	3,000	7,390
Chuo Spring Company, Ltd.	1,000	2,900
CKD Corp.	25,100	229,285
Clarion Company, Ltd. (I)(L)	41,000	136,519
Cleanup Corp.	9,900	77,850
CMIC Holdings Company, Ltd.	3,300	53,595
CMK Corp.	18,000	47,510
Coca-Cola Central Japan Company, Ltd.	5,387	94,831
Cocokara Fine Holdings, Inc.	5,730	162,829
Colowide Company, Ltd. (L)	16,200	219,397
Computer Engineering & Consulting, Ltd.	5,400	45,441
CONEXIO Corp.	6,900	63,791
COOKPAD, Inc.	3,800	153,093
Corona Corp.	6,300	61,193
Cosel Company, Ltd.	9,800	109,383
Cosmo Oil Company, Ltd. (L)	206,000	295,899
CREATE SD HOLDINGS Company, Ltd.	3,500	120,655
Cresco, Ltd.	1,400	22,947
CROOZ, Inc.	1,900	39,227
CTI Engineering Company, Ltd.	5,600	61,591

SEE NOTES TO FINANCIAL STATEMENTS35

	Shares	Value
Japan (continued)
Cybozu, Inc.	4,500	$12,882
DA Consortium, Inc.	12,200	48,944
Dai Nippon Toryo Company, Ltd.	48,000	62,950
Dai-Dan Company, Ltd.	7,000	43,045
Dai-ichi Seiko Company, Ltd.	3,200	66,392
Daibiru Corp.	16,600	154,054
Daido Kogyo Company, Ltd.	18,000	40,890
Daido Metal Company, Ltd.	11,000	109,667
Daidoh, Ltd.	9,700	45,485
Daifuku Company, Ltd.	28,000	364,356
Daihatsu Diesel Manufacturing Company, Ltd.	9,000	62,110
Daihen Corp.	40,000	202,697
Daiho Corp. (L)	21,000	126,178
Daiichi Jitsugyo Company, Ltd.	17,000	84,741
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	1,000	34,574
Daiichikosho Company, Ltd.	8,500	267,861
Daiken Corp.	38,000	88,566
Daiken Medical Company, Ltd. (L)	5,800	55,558
Daiki Aluminium Industry Company, Ltd.	12,000	34,253
Daikoku Denki Company, Ltd.	2,700	39,517
Daikokutenbussan Company, Ltd.	1,900	64,983
Daikyo, Inc.	100,144	148,286
Dainichi Company, Ltd.	2,100	13,881
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	25,000	132,744
Daio Paper Corp.	31,000	272,632
Daiseki Company, Ltd.	10,700	186,736
Daishinku Corp. (L)	14,000	38,119
Daiso Company, Ltd.	27,000	98,311
Daisue Construction Company, Ltd. (I)	2,300	18,168
Daisyo Corp.	2,100	25,038
Daito Pharmaceutical Company, Ltd.	3,500	78,750
Daiwa Industries, Ltd.	5,000	31,329
Daiwabo Holdings Company, Ltd.	91,000	152,111
DC Company, Ltd.	5,300	21,702
DCM Holdings Company, Ltd.	31,320	229,646
Dena Company, Ltd.	2,700	32,262
Denki Kagaku Kogyo KK	136,000	529,802
Denki Kogyo Company, Ltd.	12,000	53,437
Denyo Company, Ltd.	7,400	114,433
Descente, Ltd.	20,000	240,087
Dijet Industrial Company, Ltd.	3,000	5,726
DKS Company, Ltd. (L)	20,000	68,202
DMG Mori Seiki Company, Ltd.	4,600	66,545
Doshisha Company, Ltd.	9,400	161,995
Doutor Nichires Holdings Company, Ltd.	9,693	145,233

36SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Dr. Ci:Labo Company, Ltd.	3,800	$130,589
Dream Incubator, Inc. (L)	1,500	30,377
DSB Company, Ltd.	2,200	15,354
DTS Corp.	8,800	171,987
Dunlop Sports Company, Ltd.	4,800	51,373
Duskin Company, Ltd.	15,100	251,165
Dydo Drinco, Inc.	1,500	62,187
Dynic Corp.	1,000	1,519
Eagle Industry Company, Ltd.	9,000	187,004
Earth Chemical Company, Ltd.	3,500	115,560
Ebara Jitsugyo Company, Ltd.	3,300	39,298
EDION Corp.	29,100	238,543
Eidai Company, Ltd.	8,000	31,080
Eiken Chemical Company, Ltd.	6,700	102,287
Eizo Corp.	7,200	162,123
Elecom Company, Ltd.	2,900	59,523
Elematec Corp.	3,300	79,260
Em Systems Company, Ltd.	1,000	14,593
Emori & Company, Ltd. (L)	2,500	17,272
en-japan, Inc.	4,300	58,074
Endo Lighting Corp.	4,400	51,553
Enplas Corp.	3,100	132,232
Enshu, Ltd. (I)	34,000	36,064
EPS Holdings, Inc.	10,700	134,094
Espec Corp.	9,700	98,180
Excel Company, Ltd.	2,800	33,222
Exedy Corp.	10,900	255,008
F T Communications Company, Ltd.	1,300	20,729
F-Tech, Inc.	3,500	35,305
F@N Communications Inc.	8,700	83,857
Faith, Inc.	510	5,642
FALCO HOLDINGS Company, Ltd.	2,800	32,466
Fancl Corp.	14,700	212,088
FCC Company, Ltd.	11,600	194,072
FDK Corp. (I)(L)	25,000	31,963
Feed One Holdings Company, Ltd. (I)	21,840	21,729
Ferrotec Corp.	13,300	74,303
FIDEA Holdings Company, Ltd. (L)	47,006	96,622
Fields Corp.	4,500	58,908
Financial Products Group Co Ltd.	7,300	172,009
FINDEX, Inc.	1,600	73,986
First Juken Company, Ltd.	200	2,324
Foster Electric Company, Ltd.	8,100	194,406
FP Corp.	8,000	277,613
France Bed Holdings Company, Ltd.	43,000	65,778

SEE NOTES TO FINANCIAL STATEMENTS37

	Shares	Value
Japan (continued)
Fudo Tetra Corp.	69,500	$146,972
Fuji Company, Ltd.	6,200	109,684
Fuji Corp., Ltd.	13,000	73,968
Fuji Electronics Company, Ltd.	2,300	28,172
Fuji Kiko Company, Ltd.	7,000	30,436
Fuji Kosan Company, Ltd.	1,100	5,552
Fuji Kyuko Company, Ltd.	9,000	92,259
Fuji Oil Company, Ltd	17,400	58,634
Fuji Oil Company, Ltd.	20,800	288,976
Fuji Pharma Company, Ltd.	4,000	75,952
Fuji Seal International, Inc.	6,800	204,550
Fuji Soft, Inc.	7,000	150,428
Fujibo Holdings, Inc.	40,000	102,694
Fujicco Company, Ltd.	8,000	127,028
Fujikura Kasei Company, Ltd.	10,700	49,731
Fujikura Rubber, Ltd.	4,700	30,545
Fujikura, Ltd.	121,000	500,591
Fujimi, Inc.	7,500	122,413
Fujimori Kogyo Company, Ltd.	4,100	134,891
Fujisash Company, Ltd. (I)(L)	38,000	51,166
Fujishoji Company, Ltd.	2,400	29,633
Fujitec Company, Ltd.	23,000	232,143
Fujitsu Frontech, Ltd.	5,000	59,678
Fujitsu General, Ltd.	18,000	199,959
Fujiya Company, Ltd. (I)	2,000	3,259
Fukoku Company, Ltd.	1,800	17,960
Fukuda Corp. (L)	7,000	48,885
Fukushima Industries Corp.	5,700	80,948
Fukuyama Transporting Company, Ltd. (L)	46,000	247,763
Fullcast Holdings Company, Ltd.	9,000	43,294
Fumakilla, Ltd.	7,000	23,764
Funai Electric Company, Ltd.	3,500	41,271
Funai Soken Holdings, Inc.	9,600	78,321
Furukawa Battery Company, Ltd.	5,000	39,712
Furukawa Company, Ltd.	90,000	156,491
Furukawa Electric Company, Ltd.	208,000	368,477
Furuno Electric Company, Ltd.	8,900	91,187
Furusato Industries, Ltd.	3,100	44,673
Furuya Metal Company, Ltd.	1,400	34,264
Fuso Chemical Company, Ltd.	4,400	50,342
Fuso Pharmaceutical Industries, Ltd.	26,000	70,757
Futaba Corp.	5,657	90,992
Futaba Industrial Company, Ltd.	19,900	93,403
Future System Consulting Corp.	7,500	47,039
Fuyo General Lease Company, Ltd.	3,700	129,081

38SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
G-Tekt Corp.	6,800	$62,244
Gakken Company, Ltd.	18,000	39,838
GCA Savvian Corp.	4,300	48,496
Gecoss Corp.	5,000	56,109
Genki Sushi Company, Ltd.	2,200	47,858
Genky Stores, Inc. (L)	700	63,431
Geo Holdings Corp.	15,400	173,591
GLOBERIDE, Inc.	43,000	64,324
Glory, Ltd.	10,500	282,504
GMO Internet, Inc.	21,800	226,707
GMO Payment Gateway, Inc.	4,200	92,382
Godo Steel, Ltd.	46,000	73,448
Goldcrest Company, Ltd.	7,670	129,896
Goldwin, Inc.	9,000	63,760
Gourmet Kineya Company, Ltd.	3,000	24,961
Gree, Inc.	28,800	169,288
GSI Creos Corp.	11,000	11,859
Gulliver International Company, Ltd.	19,100	149,525
Gun-Ei Chemical Industry Company, Ltd.	18,000	52,480
Gunze, Ltd.	69,000	187,830
Gurunavi, Inc.	8,500	131,501
H-One Company, Ltd.	3,400	20,151
H20 Retailing Corp.	15,258	292,062
Hagihara Industries, Inc.	1,500	24,805
Hakuto Company, Ltd.	6,800	78,386
Hakuyosha Company, Ltd.	2,000	4,228
Hamakyorex Company, Ltd.	3,700	127,979
Hanwa Company, Ltd.	61,000	236,656
Happinet Corp.	6,200	72,029
Hard Off Corporation Company, Ltd.	4,100	38,695
Harima Chemicals, Inc.	900	3,648
Harmonic Drive Systems, Inc. (L)	8,400	149,512
Haruyama Trading Company, Ltd.	2,700	17,236
Hazama Corp.	54,400	319,270
Heiwa Corp.	800	16,827
Heiwa Real Estate Company, Ltd.	13,700	190,453
Heiwado Company, Ltd.	11,100	241,699
Hi-lex Corp.	6,900	221,032
Hibiya Engineering, Ltd.	8,300	118,554
Hiday Hidaka Corp.	4,608	117,515
Higashi Nihon House Company Ltd.	16,000	73,918
Higo Bank, Ltd.	59,000	364,192
Himaraya Company, Ltd.	600	4,939
Hioki Ee Corp.	2,600	42,522
Hirakawa Hewtech Corp.	600	7,387

SEE NOTES TO FINANCIAL STATEMENTS39

	Shares	Value
Japan (continued)
Hiramatsu, Inc.	9,100	$48,672
Hisaka Works, Ltd.	4,000	33,246
Hitachi Koki Company, Ltd.	19,500	152,256
Hitachi Kokusai Electric, Inc.	16,000	222,644
Hitachi Transport System, Ltd.	2,700	40,022
Hitachi Zosen Corp.	56,280	317,636
Hochiki Corp. (L)	10,000	73,699
Hodogaya Chemical Company, Ltd.	25,000	43,819
Hogy Medical Company, Ltd.	3,600	184,725
Hokkaido Gas Company, Ltd.	19,000	45,233
Hokkan Holdings, Ltd.	17,000	40,252
Hokko Chemical Industry Company, Ltd.	2,000	6,908
Hokuetsu Industries Company, Ltd.	8,000	65,110
Hokuetsu Paper Mills, Ltd.	48,000	239,041
Hokuriku Electric Industry Company, Ltd.	25,000	42,870
Hokuto Corp.	8,800	180,210
Honeys Company, Ltd.	6,460	52,964
Hoosiers Holdings Company, Ltd.	10,500	47,691
Horiba, Ltd.	11,292	411,625
Hosiden Corp.	27,700	157,671
Hosokawa Micron Corp.	12,000	63,186
House Food Corp.	3,800	79,452
Howa Machinery, Ltd.	3,100	19,431
Hyakujushi Bank, Ltd.	82,000	292,258
I-Net Corp.	2,000	15,670
IBJ Leasing Company, Ltd.	2,900	59,843
Ichibanya Company, Ltd.	2,500	109,078
Ichiken Company, Ltd. (L)	8,000	22,128
Ichikoh Industries, Ltd.	16,000	31,198
Ichinen Holdings Company, Ltd.	7,500	64,775
Ichiyoshi Securities Company, Ltd.	8,500	95,806
ICOM, Inc.	1,000	23,592
Idec Corp.	11,800	102,182
Ihara Chemical Industry Company, Ltd.	18,000	204,297
Iino Kaiun Kaisha, Ltd.	29,600	160,267
IJT Technology Holdings Company, Ltd. (I)	2,360	10,922
Ikegami Tsushinki Company, Ltd. (L)	19,000	28,627
Ikyu Corp.	6,200	89,689
Imagica Robot Holdings, Inc.	2,500	16,429
Imasen Electric Industrial	6,300	80,322
Imperial Hotel, Ltd.	2,300	50,154
Inaba Denki Sangyo Company, Ltd.	7,600	264,320
Inaba Seisakusho Company, Ltd.	1,900	21,114
Inabata & Company, Ltd.	19,000	184,356
Inageya Company, Ltd.	9,700	118,041

40SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Ines Corp.	12,700	$95,571
Infocom Corp.	4,400	33,698
Information Services International-Dentsu, Ltd.	5,900	55,720
Innotech Corp.	7,900	30,442
Intage, Inc. (L)	5,800	95,745
Internet Initiative Japan, Inc.	9,100	179,844
Inui Global Logistics Company, Ltd. (L)	4,690	39,275
Iriso Electronics Company, Ltd. (L)	4,200	293,859
Ise Chemical Corp.	3,000	18,098
Iseki & Company, Ltd.	70,000	141,603
Ishihara Sangyo Kaisha, Ltd. (I)	161,000	160,076
Ishii Iron Works Company, Ltd.	16,000	30,102
IT Holdings Corp.	27,700	487,090
Itfor, Inc.	11,000	42,553
Itochu Enex Company, Ltd.	24,800	204,171
Itochu-Shokuhin Company, Ltd.	1,700	58,998
Itoham Foods, Inc.	57,000	308,167
Itoki Corpitoki Corp.	13,500	75,678
IwaiCosmo Holdings, Inc.	8,900	113,363
Iwaki & Company, Ltd.	9,000	16,847
Iwasaki Electric Company, Ltd.	34,000	66,747
Iwatani Corp. (L)	62,000	417,802
Iwatsu Electric Company, Ltd. (L)	55,000	42,262
Izutsuya Company, Ltd. (I)(L)	25,000	12,964
J-Oil Mills, Inc.	35,000	124,865
Jalux, Inc.	1,500	25,133
Jamco Corp.	3,600	93,641
Janome Sewing Machine Company, Ltd. (I)	97,000	120,014
Japan Asia Investment Company, Ltd. (I)(L)	45,000	27,905
Japan Aviation Electronics Industry, Ltd.	4,000	95,427
Japan Communications, Inc. (I)(L)	43,500	208,508
Japan Digital Laboratory Company, Ltd.	10,400	141,087
Japan Drilling Company, Ltd. (L)	1,900	67,047
Japan Medical Dynamic Marketing, Inc. (L)	6,500	33,662
Japan Pulp & Paper Company, Ltd.	38,000	109,297
Japan Radio Company, Ltd. (I)	29,000	91,900
Japan Transcity Corp., Ltd.	12,000	39,483
Japan Vilene Company, Ltd.	13,000	65,650
Jastec Company, Ltd.	2,100	16,168
JBCC Holdings, Inc.	8,400	55,869
JCU Corp.	1,400	67,085
Jeol, Ltd.	25,000	115,746
Jin Company, Ltd. (L)	4,500	136,311
JK Holdings Company, Ltd.	3,600	17,783
JMS Company, Ltd.	7,000	17,194

SEE NOTES TO FINANCIAL STATEMENTS41

	Shares	Value
Japan (continued)
Joban Kosan Company, Ltd.	20,000	$25,562
Joshin Denki Company, Ltd.	13,000	104,891
Jowa Holdings Company, Ltd.	3,500	120,541
JP-Holdings, Inc.	18,000	55,507
JSP Corp. (L)	8,000	159,978
Juki Corp.	53,000	194,589
Juroku Bank, Ltd.	109,000	427,034
Justsystems Corp. (I)	16,400	97,705
JVC Kenwood Corp.	54,228	177,271
K&O Energy Group, Inc.	6,000	78,929
K's Holdings Corp.	6,300	194,495
kabu.com Securities Company, Ltd.	25,600	157,282
Kabuki-Za Company, Ltd.	1,000	41,354
Kadokawa Dwango Corp. (I)	8,257	142,920
Kaga Electronics Company, Ltd.	8,000	97,838
Kaken Pharmaceutical Company, Ltd.	9,000	265,504
Kakiyasu Honten Company, Ltd.	2,100	32,146
Kameda Seika Company, Ltd.	4,600	177,517
Kamei Corp.	9,500	70,957
Kanaden Corp.	4,000	28,883
Kanagawa Chuo Kotsu Company, Ltd.	14,000	72,005
Kanamoto Company, Ltd.	8,000	222,013
Kandenko Company, Ltd.	37,000	214,043
Kanematsu Corp.	142,000	209,926
Kanematsu Electronics, Ltd.	4,200	62,474
Kansai Super Market, Ltd.	2,400	16,011
Kansai Urban Banking Corp.	8,800	97,594
Kanto Denka Kogyo Company, Ltd. (I)	16,000	114,289
Kasai Kogyo Company, Ltd.	10,000	82,156
Kasumi Company, Ltd.	14,400	118,089
Katakura Industries Company, Ltd.	8,900	89,459
Kato Sangyo Company, Ltd.	6,300	126,081
Kato Works Company, Ltd.	20,000	131,062
KAWADA TECHNOLOGIES, Inc. (L)	1,000	33,452
Kawai Musical Instruments Manufacturing Company, Ltd.	3,400	62,068
Kawasumi Laboratories, Inc.	2,000	13,897
Keihanshin Real Estate Company, Ltd.	11,900	73,839
Keihin Company, Ltd.	10,000	17,131
Keihin Corp.	15,800	264,371
Keiyo Company, Ltd.	9,600	43,422
Kenko Mayonnaise Company, Ltd.	3,200	43,626
KEY Coffee, Inc.	6,400	97,438
KFC Holdings Japan, Ltd.	1,000	18,382
KI Holdings Company, Ltd. (I)	3,000	11,370
Kimoto Company, Ltd.	13,400	32,867

42SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
King Jim Company, Ltd.	3,700	$24,466
Kintetsu Department Store Company, Ltd. (I)	4,000	11,500
Kintetsu World Express, Inc.	4,900	222,532
Kinugawa Rubber Industrial Company, Ltd.	16,000	71,346
Kissei Pharmaceutical Company, Ltd.	5,100	145,151
Kitagawa Iron Works Company, Ltd.	39,000	86,388
Kitano Construction Corp.	15,000	45,869
Kito Corp. (L)	7,600	71,434
Kitz Corp.	33,700	171,187
KLab, Inc. (I)	12,300	110,500
KNT-CT Holdings Company, Ltd. (I)	32,000	42,849
Koa Corp.	12,700	126,710
Koatsu Gas Kogyo Company, Ltd.	9,000	46,500
Kobe Bussan Company, Ltd. (L)	1,900	65,384
Kobe Electric Railway Company, Ltd. (I)	1,000	3,200
Kobelco Eco-Solutions Company, Ltd.	6,000	34,989
Koei Tecmo Holdings Company, Ltd.	5,200	73,635
Kogi Corp.	6,000	11,040
Kohnan Shoji Company, Ltd.	10,400	118,021
Kohsoku Corp.	3,200	23,781
Koike Sanso Kogyo Company, Ltd.	5,000	16,074
Kojima Company, Ltd.	9,900	29,195
Kokusai Company, Ltd.	2,400	37,617
Kokuyo Company, Ltd.	28,473	250,655
Komaihaltec, Inc.	18,000	41,413
Komatsu Seiren Company, Ltd.	4,000	19,442
Komatsu Wall Industry Company, Ltd.	1,200	25,581
Komeri Company, Ltd.	11,000	261,498
Komori Corp.	9,724	109,669
Konaka Company, Ltd.	6,300	38,173
Kondotec, Inc.	6,100	40,476
Konishi Company, Ltd.	5,900	99,302
Konoike Transport Company, Ltd.	1,300	26,688
Kosaido Company, Ltd.	2,300	10,532
Kosei Securities Company, Ltd. (L)	8,000	15,711
Koshidaka Holdings Company, Ltd.	2,400	42,348
Kotobuki Spirits Company, Ltd.	2,300	49,884
Kourakuen Corp.	1,800	23,397
Krosaki Harima Corp.	17,000	35,786
KRS Corp.	1,800	20,557
Kumagai Gumi Company, Ltd. (I)	88,000	291,986
Kumiai Chemical Industry Company, Ltd.	17,000	129,142
Kura Corp.	4,400	147,035
Kurabo Industries, Ltd.	77,000	132,419
Kureha Corp.	48,000	225,283

SEE NOTES TO FINANCIAL STATEMENTS43

	Shares	Value
Japan (continued)
Kurimoto, Ltd.	40,000	$78,553
Kuroda Electric Company, Ltd.	13,400	204,518
Kusuri No Aoki Company, Ltd.	2,000	128,314
KYB Company, Ltd.	61,000	235,178
Kyodo Printing Company, Ltd.	30,000	96,462
Kyoei Steel, Ltd.	6,000	104,633
Kyokuto Kaihatsu Kogyo Company, Ltd.	10,600	120,145
Kyokuto Securities Company, Ltd.	7,300	115,270
Kyokuyo Company, Ltd.	33,000	82,490
Kyorin Company, Ltd.	16,300	365,121
Kyoritsu Maintenance Company, Ltd. (L)	3,200	173,896
Kyoritsu Printing Company, Ltd.	9,100	22,952
Kyosan Electric Manufacturing Company, Ltd.	15,000	46,731
Kyoto Kimono Yuzen Company, Ltd.	5,100	43,440
Kyowa Electronics Instruments Company, Ltd.	8,000	31,342
Kyowa Exeo Corp.	26,900	262,672
Kyowa Leather Cloth Company, Ltd.	200	1,305
Kyudenko Corp.	14,000	170,851
LAC Company, Ltd. (L)	4,100	30,048
Land Business Company, Ltd.	7,800	26,553
Laox Company, Ltd. (I)	20,000	50,498
Lasertec Corp.	3,800	48,079
LEC, Inc.	1,000	12,216
Leopalace21 Corp. (I)	76,100	417,784
Life Corp.	6,200	91,826
Lifenet Insurance Company (I)	5,800	16,634
Link And Motivation, Inc. (L)	8,500	11,007
Lintec Corp.	15,200	362,553
Lion Corp.	8,000	45,630
Livesense, Inc. (I)	3,700	20,013
Look, Inc.	7,000	13,630
Macnica, Inc.	4,000	124,306
Maeda Corp.	42,000	328,133
Maeda Kosen Company, Ltd.	6,100	55,035
Maeda Road Construction Company, Ltd.	22,000	346,593
Maezawa Kasei Industries Company, Ltd.	2,000	21,659
Maezawa Kyuso Industries Company, Ltd.	2,500	30,236
Makino Milling Machine Company, Ltd.	34,575	291,206
Mamiya-Op Company, Ltd. (L)	20,000	36,016
Mandom Corp.	4,870	164,504
Mani, Inc.	1,800	111,784
Mars Engineering Corp.	3,500	64,931
Marubun Corp.	5,600	37,401
Marudai Food Company, Ltd.	36,000	121,240
Maruei Department Store Company, Ltd. (I)	7,000	8,015

44SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Marufuji Sheet Piling Company, Ltd.	3,000	$9,159
Maruha Nichiro Corp.	11,381	169,233
Maruka Machinery Company, Ltd.	3,100	43,163
Marusan Securities Company, Ltd.	22,961	169,222
Maruwa Company, Ltd.	3,300	72,396
Maruyama Manufacturing Company, Inc.	17,000	33,198
Maruzen Showa Unyu Company, Ltd.	15,000	51,439
Marvelous, Inc. (L)	11,100	161,342
Matsuda Sangyo Company, Ltd.	5,520	70,255
Matsui Construction Company, Ltd.	6,000	36,559
Matsumotokiyoshi Holdings Company, Ltd.	1,000	33,368
Matsuya Foods Company, Ltd.	2,500	52,217
Max Company, Ltd.	11,000	128,076
Maxvalu Tokai Company, Ltd.	2,000	27,618
MEC Company, Ltd. (L)	9,500	70,299
Medical System Network Company, Ltd.	1,400	4,879
Megachips Corp.	7,400	87,881
Megmilk Snow Brand Company, Ltd.	13,400	172,659
Meidensha Corp.	54,086	179,096
Meiji Shipping Company, Ltd.	3,900	13,225
Meiko Electronics Company, Ltd.	5,700	17,970
Meiko Network Japan Company, Ltd.	5,900	60,168
Meisei Industrial Company, Ltd.	15,000	84,641
Meitec Corp.	8,400	264,495
Meito Sangyo Company, Ltd.	1,500	15,007
Meiwa Corp.	7,500	28,757
Meiwa Estate Company, Ltd.	3,300	13,822
Melco Holdings, Inc.	4,900	80,801
Message Company, Ltd.	5,300	142,391
Micronics Japan Company, Ltd. (L)	5,300	152,876
Mikuni Corp.	2,000	8,143
Milbon Company, Ltd.	4,260	123,754
Mimasu Semiconductor Industry Company, Ltd.	5,700	67,326
Ministop Company, Ltd.	5,600	75,221
Miraial Company, Ltd.	1,500	18,959
Mirait Holdings Corp.	20,380	212,940
Miroku Jyoho Service Company, Ltd.	4,300	23,528
Misawa Homes Company, Ltd.	9,100	79,124
Mitani Corp.	5,500	122,971
Mitani Sekisan Company, Ltd.	3,800	63,079
Mito Securities Company, Ltd.	18,000	67,152
Mitsuba Corp.	11,000	201,128
Mitsubishi Nichiyu Forklift Company, Ltd.	11,600	67,634
Mitsubishi Paper Mills, Ltd. (I)	105,387	78,398
Mitsubishi Pencil Company, Ltd.	5,400	197,057

SEE NOTES TO FINANCIAL STATEMENTS45

	Shares	Value
Japan (continued)
Mitsubishi Research Institute, Inc.	2,600	$60,076
Mitsubishi Shokuhin Company, Ltd.	3,800	79,332
Mitsubishi Steel Manufacturing Company, Ltd.	60,000	129,962
Mitsuboshi Belting Company, Ltd.	20,000	165,665
Mitsui Engineering & Shipbuilding Company, Ltd.	272,000	475,514
Mitsui High-Tec, Inc.	10,000	70,026
Mitsui Home Company, Ltd.	9,000	38,883
Mitsui Matsushima Company, Ltd.	57,000	65,292
Mitsui Mining & Smelting Company, Ltd.	194,000	441,077
Mitsui Sugar Company, Ltd.	30,000	106,612
Mitsui-Soko Company, Ltd.	36,000	121,491
Mitsumi Electric Company, Ltd.	32,500	245,195
Mitsumura Printing Company, Ltd.	4,000	9,228
Mitsuuroko Holdings Company, Ltd.	16,100	79,844
Miura Company, Ltd.	19,200	223,954
Miyaji Engineering Group, Inc. (L)	23,000	39,823
Miyazaki Bank, Ltd.	67,000	264,540
Miyoshi Oil & Fat Company, Ltd.	15,000	17,546
Mizuno Corp.	32,000	159,931
Mochida Pharmaceutical Company, Ltd.	3,600	220,975
Monex Group, Inc.	69,100	172,620
Monotaro Company, Ltd.	9,400	311,665
Moresco Corp.	2,400	44,877
Morinaga & Company, Ltd.	70,000	218,628
Morinaga Milk Industry Company, Ltd.	61,000	239,024
Morita Corp.	18,000	184,235
Morozoff, Ltd.	1,000	3,115
Mory Industries, Inc.	7,000	24,915
Moshi Moshi Hotline, Inc.	3,100	33,621
Mr. Max Corp.	3,200	7,726
MTI, Ltd.	5,100	82,027
Murakami Corp.	3,000	48,458
Musashi Seimitsu Industry Company, Ltd.	8,300	173,920
Musashino Bank, Ltd.	10,900	393,656
Mutoh Holdings Company, Ltd.	11,000	40,827
NAC Company, Ltd.	3,400	30,025
Nachi-Fujikoshi Corp.	51,000	289,799
Nafco Company, Ltd.	3,900	55,544
Nagaileben Company, Ltd.	2,300	41,697
Nagano Keiki Company, Ltd.	700	4,167
Nagatanien Company, Ltd.	9,000	86,693
Nagawa Company, Ltd.	400	9,745
Nakabayashi Company, Ltd.	8,000	15,180
Nakamuraya Company, Ltd.	13,000	55,551
Nakanishi, Inc.	5,000	192,168

46SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nakayama Steel Works, Ltd. (I)	51,000	$39,226
Nakayamafuku Company, Ltd.	2,500	18,672
Namura Shipbuilding Company, Ltd.	15,472	147,855
Narasaki Sangyo Company, Ltd. (L)	8,000	21,393
Natori Company, Ltd.	2,500	33,057
NDS Company, Ltd.	11,000	27,760
NEC Capital Solutions, Ltd.	2,000	32,676
NEC Networks & System Integration Corp.	7,700	152,826
NET One Systems Company, Ltd.	36,500	250,101
Neturen Company, Ltd.	11,400	82,858
New Japan Chemical Company, Ltd. (I)	3,500	7,571
New Japan Radio Company, Ltd. (I)	5,000	20,058
Next Company, Ltd.	8,800	69,257
Nice Holdings, Inc.	34,000	55,348
Nichi-iko Pharmaceutical Company, Ltd.	13,500	271,683
Nichia Steel Works, Ltd.	4,000	11,425
Nichias Corp.	30,000	174,143
Nichiban Company, Ltd.	7,000	27,430
Nichicon Corp.	19,073	174,150
Nichiden Corp.	2,300	49,558
Nichiha Corp.	8,800	97,268
Nichii Gakkan Company, Ltd.	15,600	151,313
Nichimo Company, Ltd.	7,000	12,413
NICHIREI Corp.	85,000	437,034
Nichireki Company, Ltd.	8,000	68,008
Nifco, Inc.	13,704	471,182
NIFTY Corp.	2,600	29,002
Nihon Chouzai Company, Ltd.	890	36,510
Nihon Dempa Kogyo Company, Ltd.	6,100	48,542
Nihon Eslead Corp.	3,200	33,155
Nihon M&A Center, Inc.	10,000	329,823
Nihon Nohyaku Company, Ltd.	15,000	175,492
Nihon Parkerizing Company, Ltd.	14,000	345,126
Nihon Plast Company, Ltd.	2,600	22,787
Nihon Tokushu Toryo Company, Ltd.	3,200	21,247
Nihon Trim Company, Ltd.	1,800	50,177
Nihon Unisys, Ltd.	17,100	167,359
Nihon Yamamura Glass Company, Ltd.	40,000	58,149
Nikkiso Company, Ltd.	18,800	157,944
Nikko Company, Ltd.	8,000	28,508
Nippon Beet Sugar Manufacturing Company, Ltd.	34,000	59,313
Nippon Carbide Industries Company, Inc.	21,000	42,808
Nippon Carbon Company, Ltd.	45,000	113,299
Nippon Ceramic Company, Ltd.	2,900	40,173
Nippon Chemi-Con Corp. (I)	63,271	206,195

SEE NOTES TO FINANCIAL STATEMENTS47

	Shares	Value
Japan (continued)
Nippon Chemical Industrial Company, Ltd. (I)	31,000	$78,271
Nippon Chemiphar Company, Ltd.	8,000	37,792
Nippon Coke & Engineering Company, Ltd.	83,500	85,786
Nippon Concrete Industries Company, Ltd.	13,000	52,583
Nippon Denko Company, Ltd.	38,300	101,549
Nippon Densetsu Kogyo Company, Ltd.	12,000	190,872
Nippon Felt Company, Ltd.	2,700	13,014
Nippon Filcon Company, Ltd.	3,100	12,337
Nippon Fine Chemical Company, Ltd.	3,000	21,631
Nippon Flour Mills Company, Ltd.	36,000	176,906
Nippon Gas Company, Ltd.	10,300	294,565
Nippon Hume Corp.	7,400	53,768
Nippon Jogesuido Sekkei Company, Ltd.	1,900	26,416
Nippon Kanzai Company, Ltd.	800	17,806
Nippon Kasei Chemical Company, Ltd.	5,000	6,311
Nippon Kinzoku Company, Ltd. (I)(L)	13,000	16,182
Nippon Kodoshi Corp.	2,000	22,527
Nippon Koei Company, Ltd.	26,000	108,807
Nippon Konpo Unyu Soko Company, Ltd.	18,000	297,657
Nippon Koshuha Steel Company, Ltd. (I)	24,000	23,303
Nippon Light Metal Holdings Company, Ltd.	188,100	284,438
Nippon Paper Industries Company, Ltd.	10,000	174,185
Nippon Parking Development Company, Ltd.	59,300	70,789
Nippon Pillar Packing Company, Ltd.	6,800	53,274
Nippon Piston Ring Company, Ltd.	34,000	73,329
Nippon Rietec Company, Ltd.	3,000	22,266
Nippon Seiki Company, Ltd.	14,000	270,082
Nippon Seisen Company, Ltd.	6,000	33,828
Nippon Sharyo, Ltd.	29,000	90,184
Nippon Sheet Glass Company, Ltd. (I)	312,000	321,156
Nippon Soda Company, Ltd.	46,000	280,034
Nippon Steel & Sumikin Texeng Company, Ltd.	17,000	79,950
Nippon Steel Trading Company., Ltd.	41,680	143,795
Nippon Suisan Kaisha, Ltd. (I)	108,965	364,297
Nippon Synthetic Chemical Industry Company, Ltd.	17,000	104,312
Nippon Systemware Company, Ltd.	1,900	14,672
Nippon Thompson Company, Ltd.	27,000	138,946
Nippon Valqua Industries, Ltd.	34,000	90,321
Nippon Yakin Kogyo Company, Ltd. (I)	56,000	113,776
Nipro Corp.	37,300	353,090
Nishi-Nippon Railroad Company, Ltd.	129,000	581,844
Nishikawa Rubber Company, Ltd.	4,000	59,800
Nishimatsu Construction Company, Ltd.	91,000	346,553
Nishimatsuya Chain Company, Ltd.	17,300	144,684
Nishio Rent All Company, Ltd.	4,500	124,116

48SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Nissan Tokyo Sales Holdings Company, Ltd.	5,000	$12,061
Nissei ASB Machine Company, Ltd.	2,300	46,815
Nissei Build Kogyo Company, Ltd.	23,000	57,453
Nissei Corp.	1,100	9,657
Nissei Plastic Industrial Company, Ltd.	4,600	54,848
Nissen Holdings Company, Ltd. (I)	600	1,423
Nissha Printing Company, Ltd.	8,600	183,703
Nisshin Fudosan Company, Ltd. (L)	15,600	61,286
Nisshin Oillio Group, Ltd.	45,000	168,109
Nisshin Steel Holdings Comapny, Ltd.	26,996	375,721
Nisshinbo Holdings, Inc.	48,000	487,977
Nissin Corp.	26,000	69,713
Nissin Electric Company, Ltd.	19,000	107,573
Nissin Kogyo Company, Ltd.	13,400	212,748
Nissin Sugar Holdings Company, Ltd.	500	10,683
Nissui Pharmaceutical Company, Ltd.	2,700	30,498
Nitta Corp.	6,900	180,549
Nitta Gelatin, Inc.	4,800	31,497
Nittan Valve Company, Ltd.	4,000	11,734
Nittetsu Mining Company, Ltd.	22,000	83,839
Nitto Boseki Company, Ltd.	58,229	239,778
Nitto FC Company, Ltd.	1,000	6,184
Nitto Kogyo Corp.	8,500	152,753
Nitto Kohki Company, Ltd.	4,100	74,461
Nitto Seiko Company, Ltd.	8,000	24,548
Nittoc Construction Company, Ltd. (L)	20,400	92,761
Nittoku Engineering Company, Ltd.	3,800	42,280
Noevir Holdings Company, Ltd.	6,500	123,808
NOF Corp.	50,000	352,210
Nohmi Bosai, Ltd.	10,000	118,851
Nojima Corp.	1,300	18,294
Nomura Company, Ltd.	12,500	121,989
Noritake Company, Ltd.	41,000	98,949
Noritsu Koki Company, Ltd.	2,000	11,427
Noritz Corp.	9,300	154,680
North Pacific Bank, Ltd.	114,500	448,342
NS Solutions Corp.	5,300	148,514
NS United Shinwa Kaiun Kaisha, Ltd.	33,000	83,914
NSD Company, Ltd.	9,806	145,262
Nuflare Technology, Inc. (L)	1,000	47,467
Obara Group, Inc.	4,000	220,126
Obayashi Road Corp.	18,000	102,056
Odelic Company, Ltd.	1,000	26,578
Oenon Holdings, Inc.	28,000	51,867
Ohara, Inc.	2,000	9,841

SEE NOTES TO FINANCIAL STATEMENTS49

	Shares	Value
Japan (continued)
Ohashi Technica, Inc.	3,800	$50,734
Ohsho Food Service Corp.	3,600	134,303
Oiles Corp.	8,672	151,985
Okabe Company, Ltd.	13,800	129,402
Okamoto Industries, Inc.	22,000	85,880
Okamoto Machine Tool Works, Ltd. (I)	7,000	8,998
Okamura Corp.	21,500	155,970
Okasan Holdings, Inc.	2,000	15,534
Oki Electric Industry Company, Ltd.	209,000	468,079
Okinawa Cellular Telephone Company	4,700	136,007
OKK Corp. (L)	48,000	64,917
OKUMA Corp.	46,382	447,352
Okumura Corp.	54,000	268,626
Okura Industrial Company, Ltd.	19,000	56,862
Okuwa Company, Ltd.	7,000	54,655
Olympic Corp.	1,000	6,840
ONO Sokki Company, Ltd.	2,000	15,660
Onoken Company, Ltd.	5,500	49,625
Onward Holdings Company, Ltd.	42,000	277,126
Open House Company, Ltd.	4,400	101,717
OPT, Inc. (L)	3,900	22,274
Optex Company, Ltd.	3,700	67,372
Organo Corp.	20,000	83,098
Origin Electric Company, Ltd.	12,000	53,589
Osaka Organic Chemical Industry, Ltd.	3,200	13,759
Osaka Steel Company, Ltd.	4,300	77,214
OSAKA Titanium Technologies Company (L)	5,800	121,747
Osaki Electric Company, Ltd. (L)	9,000	63,662
OSG Corp.	23,200	446,266
Otsuka Kagu, Ltd. (L)	2,100	28,830
Outsourcing, Inc.	2,900	45,022
Oyo Corp.	5,900	81,698
Pacific Industrial Company, Ltd.	15,000	127,961
Pacific Metals Company, Ltd. (I)	60,000	175,478
Pal Company, Ltd.	3,700	100,348
Paltac Corp.	11,400	159,267
PanaHome Corp.	27,000	175,996
Panasonic Electric Works SUNX Company, Ltd.	6,100	45,253
Panasonic Information Systems	800	24,737
Paramount Bed Holdings Company, Ltd.	5,600	147,266
Parco Company, Ltd.	5,800	50,345
Paris Miki Holdings, Inc.	6,300	25,793
Pasco Corp.	4,000	11,437
Pasona Group, Inc.	7,800	45,522
Penta-Ocean Construction Company, Ltd. (L)	98,000	360,295

50SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
PIA Corp.	500	$10,009
Pilot Corp.	4,500	258,001
Piolax, Inc.	3,400	150,800
Pioneer Corp. (I)	98,500	198,510
Plenus Company, Ltd.	5,900	112,888
Press Kogyo Company, Ltd.	42,000	165,267
Pressance Corp.	2,800	90,544
Prestige International, Inc. (L)	5,900	48,760
Prima Meat Packers, Ltd.	49,000	116,973
Pronexus, Inc.	5,900	40,838
Proto Corp.	4,300	68,294
PS Mitsubishi Construction Company, Ltd. (L)	8,700	31,077
Qol Company, Ltd.	1,800	16,341
Raito Kogyo Company, Ltd.	18,800	160,168
Rasa Industries, Ltd. (I)	21,000	24,217
Relo Holdings, Inc.	3,400	274,258
Renaissance, Inc.	2,700	27,605
Rengo Company, Ltd.	65,000	299,775
Renown, Inc. (I)	10,500	10,699
Resorttrust, Inc.	7,400	178,666
Rheon Automatic Machinery Company, Ltd.	7,000	29,354
Rhythm Watch Company, Ltd.	29,000	38,516
Riberesute Corp.	1,600	9,938
Ricoh Leasing Company, Ltd.	5,300	154,839
Right On Company, Ltd.	6,100	40,513
Riken Corp.	31,000	123,490
Riken Keiki Company, Ltd.	3,000	31,729
Riken Technos Corp.	14,400	54,471
Riken Vitamin Company, Ltd. (L)	2,000	67,666
Ringer Hut Company, Ltd.	1,600	28,019
Rion Company, Ltd.	1,600	20,497
Riso Kagaku Corp.	10,200	174,759
Rock Field Company, Ltd.	3,300	62,403
Rohto Pharmaceutical Company, Ltd.	27,800	344,956
Rokko Butter Company, Ltd.	2,600	25,415
Roland D.G. Corp.	3,700	99,303
Round One Corp.	28,000	159,893
Royal Holdings Company, Ltd.	9,700	153,187
Ryobi, Ltd.	51,000	149,498
Ryoden Trading Company, Ltd.	12,000	81,262
Ryosan Company, Ltd.	12,929	329,348
Ryoyo Electro Corp.	3,200	35,209
S Foods, Inc.	4,200	71,685
S&B Foods, Inc.	100	4,006
Sac's Bar Holdings, Inc.	5,400	82,150

SEE NOTES TO FINANCIAL STATEMENTS51

	Shares	Value
Japan (continued)
Saibu Gas Company, Ltd.	105,000	$234,208
Saizeriya Company, Ltd.	10,600	189,463
Sakai Chemical Industry Company, Ltd.	34,000	111,618
Sakai Heavy Industries, Ltd.	11,000	27,314
Sakai Moving Service Company, Ltd.	1,800	55,989
Sakai Ovex Company, Ltd. (L)	19,000	32,128
Sakata INX Corp.	14,000	145,760
Sakata Seed Corp.	10,500	169,532
Sala Corp.	4,500	22,296
SAMTY Company, Ltd.	4,900	38,742
San Holdings, Inc.	200	2,968
San-A Company, Ltd.	6,200	216,308
San-Ai Oil Company, Ltd.	20,000	143,931
Sanden Corp.	40,000	200,235
Sanei Architecture Planning Company, Ltd.	2,900	21,894
Sangetsu Company, Ltd.	9,900	286,806
Sanix, Inc. (I)(L)	8,500	28,659
Sanken Electric Company, Ltd.	39,437	283,744
Sanki Engineering Company, Ltd.	18,000	130,384
Sanko Marketing Foods Company, Ltd.	500	3,842
Sanko Metal Industrial Company, Ltd.	6,000	13,427
Sankyo Frontier Company, Ltd.	2,000	14,908
Sankyo Seiko Company, Ltd.	10,400	41,721
Sankyo Tateyama, Inc.	5,200	86,797
Sankyu, Inc.	86,000	364,519
Sanoh Industrial Company, Ltd.	8,300	54,845
Sanshin Electronics Company, Ltd.	8,900	75,552
Sanwa Shutter Corp.	63,124	451,886
Sanyo Chemical Industries, Ltd.	17,000	135,137
Sanyo Denki Company, Ltd.	17,000	119,482
Sanyo Electric Railway Company, Ltd.	6,000	24,152
Sanyo Housing Nagoya Company, Ltd.	5,200	53,991
Sanyo Shokai, Ltd.	40,000	99,467
Sanyo Special Steel Company, Ltd.	42,648	170,147
Sapporo Holdings, Ltd.	103,000	407,692
Sata Construction Company, Ltd.	9,000	11,063
Sato Holdings Corp.	7,200	158,314
Sato Restaurant Systems Company, Ltd.	800	7,407
Satori Electric Company, Ltd.	4,700	32,417
Sawada Holdings Company, Ltd.	9,500	67,796
Saxa Holdings, Inc. (L)	18,000	32,732
SBS Holdings, Inc.	5,100	36,910
SCREEN Holdings Company, Ltd.	65,000	445,507
Scroll Corp.	9,200	22,405
Seibu Electric Industry Company, Ltd.	3,000	11,862

52SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Seika Corp.	20,000	$51,286
Seikagaku Corp.	3,200	53,756
Seikitokyu Kogyo Company, Ltd.	9,200	41,812
Seiko Holdings Corp.	45,000	241,065
Seino Holdings Company, Ltd.	25,000	285,217
Seiren Company, Ltd.	17,000	150,526
Sekisui Jushi Corp.	10,000	135,805
Sekisui Plastics Company, Ltd.	15,000	57,692
Senko Company, Ltd. (L)	33,000	190,663
Senshu Electric Company, Ltd.	1,500	21,578
Senshu Ikeda Holdings, Inc.	72,400	340,370
Senshukai Company, Ltd.	11,200	79,095
Septeni Holdings Company, Ltd.	400	3,373
Seria Company, Ltd.	6,000	192,510
Shibaura Electronics Company, Ltd.	1,700	29,574
Shibaura Mechatronics Corp.	10,000	23,890
Shibusawa Warehouse Company, Ltd.	16,000	48,987
Shibuya Kogyo Company, Ltd.	4,900	89,484
Shidax Corp.	6,500	30,751
Shikibo, Ltd.	39,000	39,751
Shikoku Chemicals Corp.	16,000	133,688
Shima Seiki Manufacturing, Ltd.	11,400	194,268
Shimachu Company, Ltd.	15,400	406,247
Shimojima Company, Ltd.	1,800	16,567
Shin Nippon Air Technologies Company, Ltd. (L)	4,400	35,849
Shin-Etsu Polymer Company, Ltd.	11,300	54,419
Shin-Keisei Electric Railway Company, Ltd.	4,000	14,042
Shinagawa Refractories Company, Ltd.	30,000	74,232
Shindengen Electric Manufacturing Company, Ltd.	28,000	149,228
Shinkawa, Ltd. (I)	1,700	10,053
Shinko Electric Industries Company, Ltd.	25,000	184,146
Shinko Plantech Company, Ltd.	14,200	112,869
Shinko Shoji Company, Ltd.	6,700	65,752
Shinmaywa Industries, Ltd.	29,000	314,869
Shinnihon Corp.	8,000	30,343
Shinsho Corp.	15,000	34,220
Shinwa Company, Ltd.	2,000	23,147
Ship Healthcare Holdings, Inc.	13,400	289,994
Shiroki Corp.	17,000	46,330
Shizuki Electric Company, Inc. (L)	3,000	14,666
Shizuoka Gas Company, Ltd.	20,900	148,858
Shobunsha Publications, Inc.	2,400	19,932
Shochiku Company, Ltd.	8,000	75,050
Shoei Foods Corp.	2,200	18,317
Shofu, Inc.	3,500	41,957

SEE NOTES TO FINANCIAL STATEMENTS53

	Shares	Value
Japan (continued)
Shoko Company, Ltd.	33,000	$41,922
Showa Aircraft Industry Company, Ltd.	2,000	18,925
Showa Corp.	14,600	153,528
Showa Sangyo Company, Ltd.	37,000	155,588
Siix Corp.	7,800	191,062
Sinanen Company, Ltd.	15,000	62,049
Sinfonia Technology Company, Ltd.	32,000	57,214
Sinko Industries Ltd.	6,500	72,001
Sintokogio, Ltd.	16,000	114,814
SKY Perfect JSAT Holdings, Inc.	3,500	21,198
SMK Corp.	22,000	95,306
SMS Company, Ltd.	8,200	92,939
SNT Corp.	3,200	15,184
Sodick Company Ltd.	15,300	150,137
Softbank Technology Corp.	1,700	16,915
Softbrain Company, Ltd. (I)	6,100	9,837
Software Service, Inc.	900	30,600
Sogo Medical Company, Ltd.	1,900	107,330
Space Company, Ltd.	2,700	27,068
Sparx Group Company, Ltd. (L)	41,100	72,245
SPK Corp.	300	5,394
SRA Holdings, Inc.	3,400	46,972
Srg Takamiya Company, Ltd.	5,200	38,687
ST Corp.	3,700	31,848
St. Marc Holdings Company, Ltd.	2,800	182,585
Star Micronics Company, Ltd.	17,300	224,489
Starts Corp., Inc.	8,000	113,996
Starzen Company, Ltd.	27,000	90,956
Stella Chemifa Corp.	3,800	43,156
Step Company, Ltd.	2,000	14,310
Studio Alice Company, Ltd.	2,700	47,558
Sugimoto & Company, Ltd.	300	3,264
Sumida Corp.	6,800	38,588
Suminoe Textile Company, Ltd.	19,000	48,217
Sumitomo Bakelite Company, Ltd.	61,000	262,556
Sumitomo Densetsu Company, Ltd.	5,900	62,958
Sumitomo Mitsui Construction Company, Ltd. (I)(L)	225,700	334,009
Sumitomo Osaka Cement Company, Ltd.	137,000	420,421
Sumitomo Precision Products Company, Ltd.	13,000	53,647
Sumitomo Real Estate Sales Company, Ltd.	5,800	155,557
Sumitomo Riko Company, Ltd	13,300	115,272
Sumitomo Seika Chemicals Company, Ltd.	19,000	136,345
Sumitomo Warehouse Company, Ltd.	43,952	251,151
Sun Frontier Fudousan Company, Ltd.	6,900	58,749
Sun-Wa Technos Corp.	2,900	29,516

54SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Suncall Corp.	5,000	$27,825
SWCC Showa Holdings Company, Ltd. (I)	87,000	71,967
Systena Corp.	6,400	47,824
T Hasegawa Company, Ltd.	6,200	90,270
T RAD Company, Ltd.	27,000	57,135
T&K Toka Company, Ltd.	4,800	93,956
T-Gaia Corp.	5,900	73,237
Tabuchi Electric Company, Ltd.	9,100	100,163
Tachi-S Company, Ltd.	9,800	136,240
Tachibana Eletech Company, Ltd.	4,500	68,110
Tadano, Ltd.	23,000	298,055
Taihei Dengyo Kaisha, Ltd.	7,000	49,638
Taiheiyo Kouhatsu, Inc.	12,000	9,936
Taiho Kogyo Company, Ltd.	6,600	78,054
Taikisha, Ltd.	8,700	204,360
Taiko Pharmaceutical Company, Ltd.	3,100	51,532
Taisei Lamick Company, Ltd.	1,700	41,358
Taiyo Holdings Company, Ltd.	5,100	182,991
Taiyo Yuden Company, Ltd.	34,300	416,602
Takagi Securities Company, Ltd. (L)	16,000	35,937
Takamatsu Construction Group Comapany, Ltd.	3,400	74,171
Takano Company, Ltd.	2,000	10,361
Takaoka Toko Company, Ltd.	1,970	30,230
Takara Holdings, Inc.	14,000	96,687
Takara Leben Company, Ltd.	30,900	164,623
Takara Standard Company, Ltd.	29,000	240,523
Takasago International Corp.	33,000	152,355
Takasago Thermal Engineering Company, Ltd.	20,600	250,775
Takashima & Company, Ltd.	16,000	34,999
Takata Corp.	1,200	13,734
Take and Give Needs Company, Ltd.	2,480	21,847
Takeei Corp. (L)	7,100	59,480
Takeuchi Manufacturing Company, Ltd.	5,200	201,092
Takihyo Company, Ltd.	4,000	15,005
Takiron Company, Ltd.	19,000	81,798
Takisawa Machine Tool Company, Ltd.	22,000	42,113
Takuma Company, Ltd.	29,000	234,637
Tama Home Company, Ltd. (L)	4,700	22,164
Tamron Company, Ltd.	6,500	128,115
Tamura Corp.	30,000	103,352
Tanseisha Company, Ltd. (L)	8,800	59,158
Tasaki & Company, Ltd. (I)	700	11,303
Tatsuta Electric Wire & Cable Company, Ltd.	12,900	53,889
Tayca Corp.	10,000	37,898
TBK Company, Ltd.	6,000	33,078

SEE NOTES TO FINANCIAL STATEMENTS55

	Shares	Value
Japan (continued)
Teac Corp. (I)	37,000	$18,901
Techno Medica Company, Ltd.	1,500	30,815
Teikoku Electric Manufacturing Company, Ltd.	6,200	60,661
Teikoku Sen-I Company, Ltd.	6,000	89,168
Teikoku Tsushin Kogyo Company, Ltd.	6,000	12,609
Tenma Corp.	2,100	31,778
The 77th Bank, Ltd.	6,000	36,510
The Aichi Bank, Ltd.	3,800	206,866
The Akita Bank, Ltd.	81,000	258,684
The Aomori Bank, Ltd.	85,000	288,665
The Awa Bank, Ltd.	71,000	410,657
The Bank of Iwate, Ltd.	6,400	291,336
The Bank of Kochi, Ltd.	37,000	51,352
The Bank of Nagoya, Ltd.	57,000	218,303
The Bank of Okinawa, Ltd.	6,188	269,647
The Bank of Saga, Ltd.	57,000	151,957
The Chiba Kogyo Bank, Ltd.	17,100	123,347
The Chukyo Bank, Ltd.	42,000	77,665
The Daisan Bank, Ltd.	64,000	112,941
The Daishi Bank, Ltd.	113,000	422,204
The Daito Bank, Ltd.	35,000	47,991
The Ehime Bank, Ltd.	71,253	153,687
The Eighteenth Bank, Ltd.	70,000	224,740
The Fukui Bank, Ltd.	96,188	227,490
The Fukushima Bank, Ltd.	88,000	69,853
The Higashi-Nippon Bank, Ltd.	41,000	133,250
The Hokkoku Bank, Ltd.	98,000	356,746
The Hokuetsu Bank, Ltd.	86,000	178,932
The Hyakugo Bank, Ltd.	84,000	409,724
The Japan Steel Works, Ltd.	108,000	445,325
The Japan Wool Textile Company, Ltd.	23,000	153,834
The Kagoshima Bank, Ltd.	55,000	381,010
The Keiyo Bank, Ltd.	84,000	493,628
The Kinki Sharyo Company, Ltd. (I)	12,000	38,486
The Kita-Nippon Bank, Ltd.	2,600	67,341
The Kiyo Bank, Ltd.	10,139	140,357
The Michinoku Bank, Ltd.	53,000	95,226
The Mie Bank, Ltd.	36,000	90,386
The Minato Bank, Ltd.	59,000	150,491
The Monogatari Corp.	1,100	32,329
The NaganoBank, Ltd.	25,000	43,679
The Nanto Bank, Ltd.	67,000	241,004
The Nippon Road Company, Ltd.	21,000	108,080
The Nippon Signal Company, Ltd.	17,100	173,168
The Ogaki Kyoritsu Bank, Ltd.	109,000	380,021

56SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
The Oita Bank, Ltd.	59,000	$225,423
The Okinawa Electric Power Company, Inc.	5,800	196,945
The Pack Corp.	5,700	117,056
The San-in Godo Bank, Ltd.	53,000	456,231
The Shiga Bank, Ltd.	55,000	328,882
The Shikoku Bank, Ltd.	75,000	166,284
The Shimane Bank, Ltd.	200	2,487
The Shimizu Bank, Ltd.	2,600	69,510
The Taiko Bank, Ltd.	28,000	57,649
The Tochigi Bank, Ltd.	44,000	230,440
The Toho Bank, Ltd.	77,000	317,918
The Tohoku Bank, Ltd.	34,000	48,054
The Torigoe Company, Ltd.	2,300	13,606
The Tottori Bank, Ltd.	25,000	57,053
The Towa Bank, Ltd.	85,000	75,333
The Yamagata Bank, Ltd.	49,000	220,864
The Yamanashi Chuo Bank, Ltd.	55,255	253,604
The Yasuda Warehouse Company, Ltd.	6,200	53,480
Tigers Polymer Corp.	2,000	14,449
TKC Corp.	7,100	134,426
Toa Corp.	64,000	115,940
Toa Corp.	8,000	76,811
TOA Oil Company, Ltd.	28,000	36,496
TOA Road Corp.	15,000	52,023
Toabo Corp.	38,000	24,085
Toagosei Company, Ltd.	70,000	317,022
Tobishima Corp. (I)(L)	53,900	120,240
Tobu Store Company, Ltd.	8,000	18,929
TOC Company, Ltd.	19,000	125,644
Tocalo Company, Ltd.	4,500	86,229
Toda Corp.	67,000	267,673
Toda Kogyo Corp.	19,000	85,084
Toei Animation Company, Ltd.	500	15,903
Toei Company, Ltd.	23,000	158,104
Toenec Corp.	13,000	64,227
Togami Electric Manufacturing Company, Ltd.	3,000	15,256
Toho Company, Ltd.	16,000	59,712
Toho Holdings Company, Ltd.	18,300	312,522
Toho Zinc Company, Ltd.	54,000	176,075
Tohokushinsha Film Corp.	3,700	29,296
Tohto Suisan Company, Ltd.	5,000	8,436
Tokai Carbon Company, Ltd.	68,000	199,679
Tokai Corp.	3,400	108,029
Tokai Holdings Corp.	25,600	124,085
Tokai Lease Company, Ltd.	3,000	5,394

SEE NOTES TO FINANCIAL STATEMENTS57

	Shares	Value
Japan (continued)
Tokai Rika Company, Ltd.	8,700	$185,521
Token Corp.	3,050	134,836
Toko, Inc.	11,000	30,848
Tokushu Tokai Paper Company, Ltd.	36,000	83,565
Tokuyama Corp.	113,000	249,367
Tokyo Dome Corp.	58,000	279,548
Tokyo Electron Device, Ltd.	1,800	23,987
Tokyo Energy & Systems, Inc.	8,000	58,239
Tokyo Individualized Educational Institute, Inc.	2,100	6,533
Tokyo Keiki, Inc. (L)	28,000	63,648
Tokyo Ohka Kogyo Company, Ltd.	7,200	252,389
Tokyo Rakutenchi Company, Ltd.	6,000	24,803
Tokyo Rope Manufacturing Company, Ltd. (I)	42,000	72,315
Tokyo Sangyo Company, Ltd.	3,500	14,791
Tokyo Seimitsu Company, Ltd.	12,100	269,696
Tokyo Steel Manufacturing Company, Ltd.	35,200	261,479
Tokyo Tekko Company, Ltd.	20,000	91,962
Tokyo Theatres Company, Inc.	31,000	37,323
Tokyo TY Financial Group, Inc. (I)	10,558	311,869
Tokyotokeiba Company, Ltd.	10,000	26,294
Tokyu Recreation Company, Ltd.	4,000	22,546
Toli Corp.	14,000	30,744
Tomato Bank, Ltd.	38,000	61,277
Tomoe Corp.	7,600	26,520
Tomoe Engineering Company, Ltd.	2,200	31,637
Tomoku Company, Ltd.	21,000	52,279
TOMONY Holdings, Inc.	60,600	283,497
Tomy Company, Ltd.	24,900	155,232
Tonami Holdings Company, Ltd.	19,000	76,656
Toppan Forms Company, Ltd.	17,500	183,237
Topre Corp.	13,500	198,312
Topy Industries, Ltd.	77,000	192,704
Toridoll Corp.	8,600	120,776
Torii Pharmaceutical Company, Ltd.	1,700	47,247
Torishima Pump Manufacturing Company, Ltd.	8,100	61,812
Tosei Corp.	11,800	74,984
Toshiba Machine Company, Ltd.	36,000	139,695
Toshiba Plant Systems & Services Corp.	13,000	191,982
Toshiba TEC Corp.	12,000	72,796
Tosho Company, Ltd.	2,000	46,877
Tosho Printing Company, Ltd.	15,000	40,594
Totetsu Kogyo Company, Ltd.	6,800	158,157
Tow Company, Ltd.	2,000	13,968
Towa Corp.	7,100	40,722
Towa Pharmaceutical Company, Ltd.	3,500	187,740

58SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Toyo Construction Company, Ltd.	23,300	$101,025
Toyo Corp.	10,400	105,668
Toyo Denki Seizo - Toyo Electric Manufacturing Company, Ltd.	13,000	45,814
Toyo Engineering Corp.	46,000	139,938
Toyo Ink SC Holdings Company, Ltd.	61,000	301,098
Toyo Kanetsu KK	33,000	65,416
Toyo Kohan Company, Ltd.	18,000	89,157
Toyo Machinery & Metal Company, Ltd.	3,100	12,297
Toyo Securities Company, Ltd.	22,000	69,610
Toyo Tanso Company, Ltd.	4,100	79,095
Toyo Wharf & Warehouse Company, Ltd. (L)	27,000	46,023
Toyobo Company, Ltd.	307,064	431,361
TPR Company, Ltd.	6,300	157,409
Trancom Company, Ltd.	2,300	96,720
Transcosmos, Inc.	7,500	150,612
Trusco Nakayama Corp.	5,900	172,316
Trust Tech, Inc.	600	9,485
TSI Holdings Company, Ltd.	30,505	195,212
Tsubakimoto Chain Company, Ltd.	44,000	354,310
Tsudakoma Corp. (I)	18,000	23,149
Tsugami Corp.	21,000	128,824
Tsukada Global Holdings, Inc.	4,800	31,794
Tsukishima Kikai Company, Ltd.	8,700	94,775
Tsukuba Bank, Ltd.	31,500	113,120
Tsukui Corp.	9,400	76,199
Tsurumi Manufacturing Company, Ltd.	5,000	81,579
Tsutsumi Jewelry Company, Ltd.	900	20,107
TV Tokyo Holdings Corp.	800	15,158
Tyo, Inc.	19,500	28,840
U-Shin, Ltd. (L)	6,300	38,910
UACJ Corp.	85,718	236,190
Ube Industries, Ltd.	7,000	11,423
Uchida Yoko Company, Ltd.	16,000	49,281
Uchiyama Holdings Company, Ltd.	3,300	16,117
UKC Holdings Corp.	4,100	67,677
Ulvac, Inc. (I)	15,800	240,090
Uniden Corp.	20,000	38,333
Union Tool Company, Ltd.	3,700	104,629
Unipres Corp.	13,000	246,742
United Arrows, Ltd.	7,200	222,296
Unitika, Ltd. (I)	43,000	20,158
Universal Entertainment Corp.	8,000	137,390
UNY Group Holdings Company, Ltd.	77,700	448,976
Usen Corp. (I)	43,490	114,483
Ushio, Inc.	26,300	329,074

SEE NOTES TO FINANCIAL STATEMENTS59

	Shares	Value
Japan (continued)
UT Holdings Company, Ltd.	10,900	$41,097
Utoc Corp.	4,300	23,632
Valor Company, Ltd.	11,100	230,618
Village Vanguard Company, Ltd.	2,200	26,723
Vital KSK Holdings, Inc.	12,200	97,313
Vitec Company, Ltd.	2,600	22,511
VT Holdings Company, Ltd.	29,700	111,677
Wacoal Holdings Corp.	34,000	361,669
Wacom Company, Ltd. (L)	46,700	243,588
Wakachiku Construction Company, Ltd. (L)	35,000	58,178
Wakita & Company, Ltd.	13,100	127,090
Warabeya Nichiyo Company, Ltd.	4,200	69,579
Watabe Wedding Corp.	800	3,381
WATAMI Company, Ltd. (L)	6,900	67,369
Weathernews, Inc.	4,200	109,167
Welcia Holdings Company, Ltd.	3,000	110,607
Wellnet Corp.	100	1,941
West Holdings Corp. (L)	6,400	58,652
Wood One Company, Ltd.	8,000	18,241
Wowow, Inc.	2,200	115,859
Xebio Company, Ltd.	6,800	128,762
Y A C Company, Ltd.	900	4,974
Yachiyo Industry Company, Ltd.	1,200	10,648
Yahagi Construction Company, Ltd.	9,000	60,746
Yaizu Suisankagaku Industry Company, Ltd.	2,900	25,053
YAMABIKO Corp.	2,800	120,958
Yamaichi Electronics Company, Ltd.	8,000	62,093
Yamatane Corp.	35,000	54,138
Yamaya Corp. (L)	1,000	13,989
Yamazawa Company, Ltd.	100	1,442
Yamazen Corp.	18,000	143,958
Yaoko Company, Ltd.	2,700	181,433
Yellow Hat, Ltd.	5,600	110,329
Yodogawa Steel Works, Ltd.	34,825	138,808
Yokogawa Bridge Corp.	10,900	125,070
Yokohama Reito Company, Ltd.	17,200	120,676
Yokowo Company, Ltd.	5,200	29,269
Yomeishu Seizo Company, Ltd.	3,000	24,250
Yomiuri Land Company, Ltd.	13,000	52,019
Yondenko Corp.	1,000	3,992
Yondoshi Holdings, Inc.	7,200	121,406
Yonekyu Corp.	2,000	30,293
Yonex Company, Ltd.	1,000	10,622
Yorozu Corp.	7,200	145,359
Yuasa Funashoku Company, Ltd.	7,000	20,719

60SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Japan (continued)
Yuasa Trading Company, Ltd.	5,700	$118,542
Yuken Kogyo Company, Ltd.	20,000	42,625
Yumeshin Holdings Company, Ltd.	8,200	58,016
Yurtec Corp.	15,000	107,578
Yusen Logistics Company, Ltd.	5,900	76,323
Yushin Precision Equipment Company, Ltd.	1,700	31,826
Yushiro Chemical Industry Company, Ltd.	3,000	39,328
Yutaka Giken Company, Ltd.	1,000	21,938
Zappallas, Inc.	800	4,386
Zenrin Company, Ltd.	10,100	126,732
Zensho Holdings Company, Ltd. (L)	30,400	279,086
Zeria Pharmaceutical Company, Ltd.	7,600	122,017
Zojirushi Corp.	14,000	94,219
Zuiko Corp.	1,100	41,672
Zuken, Inc.	2,300	20,600
Jersey, Channel Islands 0.2%		1,396,029
Centamin PLC	395,631	401,408
Petra Diamonds, Ltd. (I)	128,658	372,559
Phoenix Group Holdings	47,031	622,062
Liechtenstein 0.1%		301,553
Liechtensteinische Landesbank AG	4,351	170,747
VP Bank AG	1,639	130,806
Luxembourg 0.4%		2,413,138
APERAM (I)	16,385	578,888
d'Amico International Shipping SA	28,003	14,847
Elcoteq SE (I)	353	0
Eurofins Scientific	2,892	783,541
GAGFAH SA (I)	7,615	179,235
L'Occitane International SA	23,250	58,689
Orco Property Group SA (I)	3,084	1,207
Regus PLC	210,526	767,732
Sword Group	1,316	28,999
Malaysia 0.0%		87,380
Nam Cheong, Ltd.	379,000	87,380
Malta 0.1%		557,694
Unibet Group PLC	10,144	557,694
Monaco 0.0%		42,276
Societe des Bains de Mer & du Cercle des Etrangers a Monaco SA	930	42,276
Mongolia 0.0%		86,369
Mongolian Mining Corp. (I)	1,887,750	86,369

SEE NOTES TO FINANCIAL STATEMENTS61

	Shares	Value
Netherlands 2.1%		$12,567,137
Aalberts Industries NV	34,977	1,080,593
Accell Group	8,205	147,338
AMG Advanced Metallurgical Group NV (I)	12,164	105,055
Amsterdam Commodities NV	5,873	157,306
Arcadis NV	22,632	749,388
ASM International NV	19,360	875,757
Atrium European Real Estate, Ltd. (I)	30,289	149,498
BE Semiconductor Industries NV	13,618	358,860
Beter Bed Holding NV	4,794	105,579
BinckBank NV	28,602	216,506
Brack Capital Properties NV (I)	368	22,978
Brunel International NV	8,264	152,505
Corbion NV	16,095	310,782
Delta Lloyd NV	70,276	1,274,441
DOCdata NV	350	8,179
Fugro NV	1,449	34,533
Grontmij (I)	25,109	103,806
Heijmans NV	7,985	99,940
Hunter Douglas NV	368	14,966
KAS Bank NV	4,826	62,347
Kendrion NV	3,674	115,041
Koninklijke BAM Groep NV (L)	120,060	567,189
Koninklijke Ten Cate NV	9,925	228,261
Macintosh Retail Group NV (I)	3,311	9,986
Nederlandsche Apparatenfabriek NV	765	26,075
Nutreco NV	25,711	1,298,138
Ordina NV (I)(L)	29,382	46,151
PostNL NV (I)	171,562	764,718
Royal Imtech NV (I)(L)	22,641	104,697
SBM Offshore NV (I)	66,552	779,829
Sligro Food Group NV	7,589	308,629
SNS REAAL NV (I)	28,136	0
Telegraaf Media Groep NV (I)	4,667	29,438
TKH Group NV	11,806	408,945
TNT Express NV	119,585	729,587
TomTom NV (I)	63,002	524,409
USG People NV	27,063	367,850
Van Lanschot NV	651	14,021
Wessanen	32,316	213,816
New Zealand 1.2%		7,317,825
a2 Company, Ltd. (I)(L)	105,902	45,637
Air New Zealand, Ltd.	157,686	339,449
Chorus, Ltd. (I)	143,886	317,517
Contact Energy, Ltd.	30,689	143,437

62SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
New Zealand (continued)
Ebos Group, Ltd.	26,644	$207,946
Fisher & Paykel Healthcare Corp., Ltd.	206,727	1,070,595
Freightways, Ltd.	57,907	279,203
Hallenstein Glasson Holdings, Ltd.	24,065	59,188
Hellaby Holdings, Ltd.	16,115	41,190
Infratil, Ltd.	209,156	496,720
Kathmandu Holdings, Ltd.	64,785	77,399
Mainfreight, Ltd.	31,391	384,541
Metlifecare, Ltd.	36,880	133,887
Michael Hill International, Ltd.	43,259	39,562
New Zealand Oil & Gas, Ltd.	40,200	19,441
Nuplex Industries, Ltd.	75,775	184,920
NZX, Ltd.	80,835	69,656
Pacific Edge, Ltd. (I)	105,378	58,107
PGG Wrightson, Ltd.	18,780	7,245
Pike River Coal Company, Ltd. (I)	57,122	0
Port of Tauranga, Ltd.	18,311	236,113
Pumpkin Patch, Ltd. (I)	30,500	4,851
Restaurant Brands New Zealand, Ltd.	35,586	102,832
Ryman Healthcare, Ltd.	134,441	826,598
Sanford, Ltd.	6,681	25,290
SKY Network Television, Ltd.	138,576	586,692
SKYCITY Entertainment Group, Ltd.	208,627	629,762
Spark New Zealand, Ltd.	27,552	68,144
Steel & Tube Holdings, Ltd.	23,995	55,723
Summerset Group Holdings, Ltd.	7,654	20,071
The New Zealand Refining Company, Ltd. (I)(L)	20,150	38,388
The Warehouse Group, Ltd.	41,572	85,462
Tower, Ltd.	32,655	57,647
Trade Me Group, Ltd.	123,792	357,582
TrustPower, Ltd.	8,544	52,488
Vector, Ltd.	86,800	193,703
Xero, Ltd. (I)	45	839
Norway 0.8%		4,689,405
ABG Sundal Collier Holding ASA (I)	123,041	97,120
AF Gruppen ASA	3,241	38,251
Akastor ASA	7,652	17,927
American Shipping ASA	14,000	61,316
Atea ASA	20,585	231,797
Austevoll Seafood ASA	25,846	156,599
Bionor Pharma ASA (I)	47,836	14,934
Biotec Pharmacon ASA (I)	11,916	24,395
Bonheur ASA	2,557	22,037
BW Offshore, Ltd.	121,482	97,222

SEE NOTES TO FINANCIAL STATEMENTS63

	Shares	Value
Norway (continued)
Det Norske Oljeselskap ASA (I)(L)	27,896	$141,240
DOF ASA (I)	10,345	13,265
Dolphin Group ASA (I)	50,001	17,491
Ekornes ASA	7,513	91,803
Electromagnetic GeoServices ASA (I)	72,449	38,918
Eltek ASA	32,294	48,394
Evry ASA	10,907	22,785
Farstad Shipping ASA	4,400	22,047
Ganger Rolf ASA	2,018	17,858
Grieg Seafood ASA (I)	14,124	49,463
Hexagon Composites ASA	24,673	73,872
Kongsberg Automotive ASA (I)	151,819	112,270
Kvaerner ASA	59,104	60,295
Leroy Seafood Group ASA	6,448	221,049
Nordic Semiconductor ASA (I)	34,594	241,100
Norske Skogindustrier ASA (I)	49,961	32,901
Norwegian Air Shuttle ASA (I)(L)	7,291	221,103
Odfjell SE, A Shares (I)	7,780	21,938
Olav Thon Eiendomsselskap ASA	3,830	86,588
Opera Software ASA (L)	25,543	196,909
Panoro Energy ASA (I)	86,556	14,251
Petroleum Geo-Services ASA	42,271	237,182
PhotoCure ASA (I)	1,408	6,293
Q-Free ASA (I)	14,930	24,308
REC Silicon ASA (I)	596,226	171,561
Salmar ASA	10,408	170,204
Sevan Marine ASA	7,650	18,520
Siem Offshore, Inc.	37,522	9,986
Solstad Offshore ASA	3,000	22,088
SpareBank 1 SR-Bank ASA	40,014	291,092
Sparebanken 1 SMN	16,711	130,458
Storebrand ASA (I)	46,807	166,643
Tomra Systems ASA	42,713	388,654
Vard Holdings, Ltd. (I)	185,000	75,245
Veidekke ASA	23,829	284,176
Wilh Wilhelmsen Holding ASA	17,587	100,308
Wilh Wilhelmsen Holding ASA, Class A	4,200	85,549
Peru 0.0%		44,337
Hochschild Mining PLC (I)	32,648	44,337
Portugal 0.5%		3,307,944
Altri SGPS SA	44,909	155,965
Banco BPI SA (I)	131,340	198,116
Banco Comercial Portugues SA (I)(L)	8,187,152	759,287
Mota-Engil SGPS SA	22,829	85,213

64SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Portugal (continued)
NOS SGPS	73,271	$484,504
Novabase SGPS SA	2,054	5,927
Portucel SA	66,599	293,428
REN - Redes Energeticas Nacionais SGPS SA	112,745	345,435
Semapa-Sociedade de Investimento & Gestao	29,810	411,670
Sonae Industria SGPS SA (I)	523,500	4,739
Sonae SGPS SA	371,043	530,441
Teixeira Duarte SA	37,298	33,219
Republic of Georgia 0.1%		342,716
Bank of Georgia Holdings PLC	12,888	342,716
Singapore 1.2%		7,441,041
Amara Holdings, Ltd.	80,000	30,508
Amtek Engineering, Ltd.	52,000	25,372
ASL Marine Holdings, Ltd.	3,000	910
AusGroup, Ltd. (I)(L)	176,000	32,952
Baker Technology, Ltd.	101,000	18,167
Banyan Tree Holdings, Ltd.	78,000	30,820
Biosensors International Group, Ltd.	291,000	139,760
Bonvests Holdings, Ltd.	36,400	36,336
Boustead Singapore, Ltd.	95,189	121,225
Breadtalk Group, Ltd.	38,000	37,904
Broadway Industrial Group, Ltd. (I)	20,400	2,737
Bukit Sembawang Estates, Ltd.	51,000	196,658
Cape PLC	38,567	139,750
Centurion Corp., Ltd.	85,000	35,482
China Aviation Oil Singapore Corp., Ltd.	72,000	38,987
China Merchants Holdings Pacific, Ltd.	86,200	67,021
Chip Eng Seng Corp., Ltd.	216,000	153,460
Chuan Hup Holdings, Ltd.	78,000	18,247
CitySpring Infrastructure Trust	277,000	109,845
COSCO Corp. Singapore, Ltd. (L)	345,000	131,844
Creative Technology, Ltd.	7,050	8,028
CSE Global, Ltd.	168,000	72,829
Cw Group Holdings, Ltd.	92,000	23,942
CWT, Ltd.	93,000	108,215
Dyna-Mac Holdings, Ltd.	135,000	32,658
Elec & Eltek International Company, Ltd.	5,000	5,796
Eu Yan Sang International, Ltd.	93,000	51,123
Ezion Holdings, Ltd.	352,400	287,699
Ezra Holdings, Ltd.	337,792	128,634
Falcon Energy Group, Ltd.	32,000	6,686
Far East Orchard, Ltd.	64,594	78,917
FJ Benjamin Holdings, Ltd.	5,000	549
Food Empire Holdings, Ltd.	43,800	9,231

SEE NOTES TO FINANCIAL STATEMENTS65

	Shares	Value
Singapore (continued)
Fragrance Group, Ltd.	200,000	$32,245
Gallant Venture, Ltd. (I)	264,000	45,193
Global Premium Hotels, Ltd.	16,000	4,032
GMG Global, Ltd.	1,234,000	53,576
GuocoLand, Ltd.	30,000	40,574
GuocoLeisure, Ltd.	197,000	134,502
Healthway Medical Corp, Ltd. (I)	336,375	10,821
Hi-P International, Ltd.	51,000	22,455
Hiap Hoe, Ltd.	38,000	22,518
Ho Bee Investment, Ltd.	88,000	131,061
Hong Fok Corp., Ltd.	137,760	89,985
Hong Leong Asia, Ltd.	46,000	48,311
Hotel Grand Central, Ltd.	11,521	11,570
Hour Glass, Ltd.	15,000	8,017
HTL International Holdings, Ltd.	24,000	4,393
Hwa Hong Corp., Ltd.	55,000	13,541
Hyflux, Ltd.	187,000	122,709
Indofood Agri Resources, Ltd.	207,000	106,270
Innotek, Ltd.	16,000	2,930
Innovalues, Ltd.	62,500	27,554
Jiutian Chemical Group Ltdjiutian Chemical Group, Ltd. (I)	479,000	20,369
K1 Ventures, Ltd.	273,000	39,654
Keppel Infrastructure Trust	123,000	96,824
Keppel Telecommunications & Transportation, Ltd.	30,000	39,866
LCD Global Investments, Ltd.	68,000	16,245
Lian Beng Group, Ltd.	132,000	59,075
Low Keng Huat Singapore, Ltd.	64,000	34,761
Mercator Lines Singapore, Ltd. (I)	70,000	3,253
Metro Holdings, Ltd.	53,600	38,332
Mewah International, Inc.	57,000	15,669
Midas Holdings, Ltd.	382,000	86,954
NSL, Ltd.	29,000	34,384
OM Holdings, Ltd. (I)	23,407	5,682
OSIM International, Ltd. (L)	79,000	116,385
Otto Marine, Ltd.	223,500	5,891
OUE, Ltd.	121,000	197,084
Oxley Holdings, Ltd.	31,000	11,377
Pan-United Corp., Ltd.	78,000	49,024
Penguin International, Ltd.	124,000	19,054
Petra Foods, Ltd.	46,000	134,113
Popular Holdings, Ltd.	41,000	9,626
QAF, Ltd.	68,681	52,953
Raffles Education Corp., Ltd.	295,233	73,488
Raffles Medical Group, Ltd.	13,489	38,538
REC Solar ASA (I)	9,401	125,603

66SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Singapore (continued)
Rickmers Maritime	215,000	$45,676
Rotary Engineering, Ltd.	100,000	42,401
SBS Transit, Ltd.	20,500	27,561
Sheng Siong Group, Ltd.	103,000	55,931
SHS Holdings, Ltd.	84,000	15,121
Sim Lian Group, Ltd.	69,447	42,369
Sinarmas Land, Ltd.	417,000	238,983
Sing Holdings, Ltd.	79,000	17,700
Singapore Reinsurance Corp., Ltd.	47,000	10,536
SMRT Corp., Ltd.	270,000	345,200
Stamford Land Corp., Ltd.	196,000	80,467
SunVic Chemical Holdings, Ltd. (I)	87,000	30,611
Super Group, Ltd. (L)	105,000	92,193
Swiber Holdings, Ltd. (L)	256,500	32,392
Swissco Holdings, Ltd.	52,000	17,102
Tat Hong Holdings, Ltd.	139,000	72,811
Tiger Airways Holdings Ltd. (I)	422,700	90,045
Tiong Woon Corp. Holding, Ltd.	51,000	7,874
Triyards Holdings, Ltd.	14,680	4,241
Tuan Sing Holdings, Ltd.	312,549	89,489
UMS Holdings, Ltd.	90,500	35,209
United Engineers, Ltd.	178,000	370,434
United Envirotech, Ltd.	56,000	66,135
UOB-Kay Hian Holdings, Ltd.	133,554	144,848
UPP Holdings, Ltd.	136,000	23,955
Venture Corp., Ltd.	93,000	554,256
Vibrant Group, Ltd.	512,639	36,490
Vicom, Ltd.	4,000	19,184
Wee Hur Holdings, Ltd.	102,000	30,309
Wing Tai Holdings, Ltd.	176,817	231,193
XP Power, Ltd.	3,050	71,714
Yeo Hiap Seng, Ltd.	8,834	11,025
Yongnam Holdings, Ltd.	393,000	48,833
South Africa 0.1%		340,237
Lonmin PLC (I)(L)	134,717	325,581
Mota-Engil Africa NV (I)	2,005	14,656
Spain 2.0%		12,068,015
Abengoa SA	8,274	31,312
Abengoa SA, B Shares	122,619	414,800
Acciona SA	8,045	628,696
Acerinox SA	31,416	510,985
Adveo Group International SA	3,825	54,638
Almirall SA	18,277	276,181
Atresmedia Corp de Medios de Comunicaion SA	18,978	287,538

SEE NOTES TO FINANCIAL STATEMENTS67

	Shares	Value
Spain (continued)
Azkoyen SA (I)	2,428	$7,198
Baron de Ley SA (I)	717	63,977
Bolsas y Mercados Espanoles SA	24,154	1,050,300
Caja de Ahorros del Mediterraneo (I)	1,684	0
Cementos Portland Valderrivas SA (I)	2,958	23,931
Cie Automotive SA	13,419	193,364
Construcciones & Auxiliar de Ferrocarriles SA	503	179,795
Distribuidora Internacional de Alimentacion SA	121,438	922,224
Duro Felguera SA	30,857	148,358
Ebro Foods SA	24,504	466,295
Elecnor SA	5,499	55,380
Ence Energia y Celulosa SA	46,669	155,128
Ercros SA (I)	30,287	16,332
Faes Farma SA	90,010	215,200
Fluidra SA	12,779	46,229
Fomento de Construcciones y Contratas SA (I)	34,157	400,248
Gamesa Corporacion Tecnologica SA (I)	62,685	740,633
Grupo Catalana Occidente SA	10,088	308,930
Grupo Ezentis SA (I)	65,836	61,105
Iberpapel Gestion SA	1,271	19,189
Indra Sistemas SA	30,265	322,087
Laboratorios Farmaceuticos Rovi SA	1,848	29,316
Mediaset Espana Comunicacion SA (I)	46,539	573,446
Melia Hotels International SA	16,292	192,177
Miquel y Costas SA	2,384	80,697
NH Hoteles SA (I)	63,239	326,669
Obrascon Huarte Lain SA (L)	11,672	279,386
Papeles y Cartones de Europa SA	18,790	93,761
Pescanova SA (I)	2,188	0
Prim SA	1,511	11,490
Promotora de Informaciones SA, Class A (I)	143,222	51,092
Prosegur Cia de Seguridad SA	60,871	359,907
Quabit Inmobiliaria SA (I)	113,311	14,526
Realia Business SA (I)	35,461	35,154
Sacyr SA (I)	102,068	459,712
Solaria Energia y Medio Ambiente SA (I)	10,301	11,723
Tecnicas Reunidas SA	9,803	405,440
Telecomunicaciones y Energia (I)	4,417	7,650
Tubacex SA	31,268	100,566
Tubos Reunidos SA	31,261	59,679
Vidrala SA	5,106	249,688
Viscofan SA	14,051	865,511
Vocento SA (I)	6,333	13,530
Zeltia SA (I)	62,828	246,842

68SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden 3.2%		$19,595,978
AAK AB	7,900	457,289
Acando AB	25,372	46,240
Addtech AB, B Shares	16,625	234,773
AF AB, B Shares	26,838	408,536
Atrium Ljungberg AB, B Shares	8,549	140,539
Avanza Bank Holding AB	4,529	165,602
Axfood AB	6,562	381,137
Axis Communications AB	11,764	477,720
B&B Tools AB, B Shares	7,855	133,523
BE Group AB (I)	8,608	3,608
Beijer Alma AB	5,177	128,809
Beijer Electronics AB	1,967	14,524
Beijer Ref AB	4,345	71,566
Betsson AB (I)	9,301	344,070
Bilia AB, A Shares	7,550	248,026
BillerudKorsnas AB	53,475	848,492
BioGaia AB, B Shares	2,610	67,871
Bjoern Borg AB (I)	3,904	15,095
Bulten AB	2,651	29,208
Bure Equity AB	24,662	152,741
Byggmax Group AB	19,312	135,397
Castellum AB	46,931	803,723
Clas Ohlson AB, B Shares, Series B	14,703	240,136
Cloetta AB, B Shares (I)	61,978	190,856
Concordia Maritime AB, B Shares (I)	748	1,150
Dios Fastigheter AB	20,611	183,055
Doro AB	8,530	50,821
Duni AB	11,291	166,904
East Capital Explorer AB (I)	1,176	6,772
Enea AB (I)	2,038	22,669
Eniro AB (I)(L)	37,097	19,039
Fabege AB	44,517	675,935
Fagerhult AB (I)	1,800	29,147
Fastighets AB Balder, B Shares (I)	14,300	253,397
Gunnebo AB	14,001	73,262
Haldex AB	14,193	220,709
Hexpol AB	7,107	762,237
HIQ International AB (I)	17,915	97,693
Holmen AB, B Shares	18,699	649,877
Hufvudstaden AB, A Shares	3,446	50,520
Industrial & Financial Systems AB, Class B	6,980	233,958
Indutrade AB	6,925	306,853
Intrum Justitia AB	23,419	664,770
JM AB	21,352	758,056
KappAhl Holding AB	22,127	104,504

SEE NOTES TO FINANCIAL STATEMENTS69

	Shares	Value
Sweden (continued)
Karolinska Development AB, Class B (I)	11,601	$16,675
Klovern AB, A Shares	3,646	4,830
Klovern AB, B Shares (I)	36,465	45,488
KNOW IT AB	3,226	23,216
Kungsleden AB	48,476	398,443
Lagercrantz AB, B Shares	4,000	76,621
Lindab International AB (I)	23,667	208,979
Loomis AB, Class B	18,745	615,363
Medivir AB, B Shares (I)(L)	11,625	129,239
Mekonomen AB	7,001	189,342
Modern Times Group AB, B Shares	15,580	481,712
Munksjo OYJ (I)	1,315	13,815
Mycronic AB	30,882	206,781
NCC AB, B Shares	3,892	136,407
Net Entertainment NE AB, B Shares (I)	7,611	237,697
Net Insight AB, Class B (I)	50,000	20,772
New Wave Group AB, B Shares	16,778	86,636
Nibe Industrier AB, B Shares	27,668	677,177
Nobia AB	39,901	388,689
Nolato AB, B Shares	8,544	210,862
Nordnet AB, B Shares	29,572	114,502
OEM International AB, B Shares	8,427	108,232
Peab AB	63,290	537,397
Pricer AB, B Shares (I)(L)	42,894	39,842
Proact IT Group AB	930	9,415
Proffice AB, B Shares	22,512	64,585
Ratos AB, B Shares	44,870	315,300
Saab AB, Class B	22,782	610,760
SAS AB (I)(L)	58,109	127,970
Sectra AB, B Shares (I)	421	6,484
Semcon AB	4,321	31,124
SkiStar AB, Series B	4,288	50,843
SSAB AB, A Shares (I)	9,753	56,924
SSAB AB, B Shares (I)	24,900	130,247
SSAB AB, Series A (I)(L)	49,522	293,143
SSAB AB, Series B (I)	22,810	120,608
Sweco AB, B Shares	7,867	109,497
Swedish Orphan Biovitrum AB (I)	34,825	390,715
Swedol AB, Class B	662	1,238
Systemair AB	2,065	28,422
TradeDoubler AB	9,405	9,152
Transmode AB	4,369	45,643
Tribona AB	8,895	42,596
Vitrolife AB	4,604	91,896
Wallenstam AB, B Shares	26,871	477,860

70SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Sweden (continued)
Wihlborgs Fastigheter AB	25,678	$542,030
Switzerland 4.5%		27,033,630
AFG Arbonia-Forster Holding AG (I)	7,238	140,893
Allreal Holding AG (I)	5,054	775,512
Alpiq Holding AG (I)	165	12,579
ALSO Holding AG	779	48,059
APG SGA SA	695	254,833
Ascom Holding AG	16,327	254,262
Autoneum Holding AG (I)	1,210	225,632
Bachem Holding AG (I)	753	37,320
Bank Coop AG	2,190	96,715
Banque Cantonale de Geneve	333	78,575
Belimo Holding AG	177	423,333
Bell AG	43	106,999
Bellevue Group AG	887	14,432
Berner Kantonalbank AG	992	208,171
BKW AG	4,079	131,789
Bobst Group AG	3,755	121,547
Bossard Holding AG (I)	2,214	266,810
Bucher Industries AG	2,054	540,535
Burckhardt Compression Holding AG	996	389,631
Burkhalter Holding AG	1,410	152,461
Calida Holding AG (I)	1,585	62,977
Carlo Gavazzi Holding AG	85	19,231
Charles Voegele Holding AG (I)	3,654	54,200
Cie Financiere Tradition SA	106	4,858
Coltene Holding AG	1,157	80,943
Conzzeta AG (I)	94	333,374
Daetwyler Holding AG	2,311	303,142
DKSH Holding AG	1,569	129,230
Dufry AG (I)	8,056	1,163,449
Edmond de Rothschild Suisse SA	1	14,269
EFG International AG (I)	22,583	263,397
Emmi AG (I)	788	284,871
Energiedienst Holding AG	1,013	29,551
Feintool International Holding AG	567	59,252
Ferrexpo PLC	47,434	47,873
Flughafen Zuerich AG	1,456	1,043,159
Forbo Holding AG (I)	456	486,017
GAM Holding AG (I)	62,411	1,219,337
Gategroup Holding AG (I)	9,676	305,589
Georg Fischer AG	1,373	986,296
Gurit Holding AG (I)	165	74,073
Helvetia Holding AG	2,529	1,270,741

SEE NOTES TO FINANCIAL STATEMENTS71

	Shares	Value
Switzerland (continued)
Highlight Communications AG (I)	4,309	$17,080
HOCHDORF Holding AG (I)	43	5,726
Huber & Suhner AG	5,255	243,219
Implenia AG	6,064	409,296
Inficon Holding AG (I)	702	239,377
Interroll Holding AG (I)	215	112,622
Intershop Holdings	482	193,931
Jungfraubahn Holding AG	635	52,779
Kaba Holding AG (I)	1,045	567,006
Kardex AG (I)	2,606	127,275
Komax Holding AG (I)	1,491	240,195
Kudelski SA	16,563	222,348
Kuoni Reisen Holding AG (I)	1,422	495,785
LEM Holding SA	295	238,902
LifeWatch AG (I)	456	5,940
Logitech International SA	46,734	694,478
Logitech International SA (L)	3,899	57,627
Lonza Group AG (I)	12,538	1,546,350
Luzerner Kantonalbank AG	1,099	405,478
MCH Group AG	307	20,504
Metall Zug AG	70	175,986
Meyer Burger Technology AG (I)(L)	28,251	207,170
Micronas Semiconductor Holding AG (I)	9,646	59,666
Mobilezone Holding AG (I)	8,979	111,597
Mobimo Holding AG (I)	2,304	543,529
OC Oerlikon Corp. AG (I)	21,272	265,690
Orascom Development Holding AG (I)	4,937	79,276
Orell Fuessli Holding AG (I)	223	20,565
Orior AG (I)	1,924	119,182
Panalpina Welttransport Holding AG	3,060	425,118
Phoenix Mecano AG	246	115,731
PSP Swiss Property AG (I)	67	6,955
Rieter Holding AG (I)	1,269	191,785
Romande Energie Holding SA	82	90,006
Schaffner Holding AG (I)	198	57,935
Schmolz & Bickenbach AG (I)	240,180	231,440
Schweiter Technologies AG	355	295,894
Siegfried Holding AG (I)	1,374	230,600
St. Galler Kantonalbank AG	426	153,182
Straumann Holding AG	3,427	941,619
Sulzer AG	4,537	552,292
Swissquote Group Holding SA	3,570	101,173
Tamedia AG	641	100,809
Tecan Group AG	3,718	445,265
Temenos Group AG (I)	21,579	741,567

72SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Switzerland (continued)
Tornos SA (I)	2,185	$10,565
U-Blox AG (I)	2,121	320,194
Valiant Holding AG	5,125	419,807
Valora Holding AG (I)	1,349	298,868
Vaudoise Assurances Holding SA	338	168,137
Vetropack Holding AG	96	147,862
Von Roll Holding AG (I)	2,046	2,747
Vontobel Holding AG	8,772	358,631
Walliser Kantonalbank	31	22,932
Walter Meier AG	600	27,351
Ypsomed Holding AG (I)	1,048	94,517
Zehnder Group AG	3,539	149,726
Zueblin Immobilien Holding AG (I)	7,460	8,458
Zug Estates Holding AG, B Shares (I)	69	99,935
Zuger Kantonalbank AG	48	228,033
Thailand 0.0%		11,348
Mermaid Maritime PCL	62,000	11,348
United Arab Emirates 0.0%		150,696
Lamprell PLC (I)	90,279	150,696
United Kingdom 20.0%		121,011,773
4imprint Group PLC	3,295	47,251
A.G.BARR PLC	19,220	200,939
Acacia Mining PLC	7,613	32,349
Acal PLC	1,923	7,662
Afren PLC (I)(L)	310,484	41,122
Aga Rangemaster Group PLC (I)	21,823	36,693
Alent PLC	95,574	517,706
Amec Foster Wheeler PLC	91,864	1,245,014
Amlin PLC	165,498	1,351,118
Anglo Pacific Group PLC	30,338	43,147
Anglo-Eastern Plantations PLC	3,323	31,720
Anite PLC	80,546	112,693
Ashmore Group PLC (L)	107,390	505,739
Ashtead Group PLC	25,240	462,151
Avon Rubber PLC	3,710	43,223
Balfour Beatty PLC	212,001	820,371
Barratt Developments PLC	196,742	1,561,236
BBA Aviation PLC	142,938	763,014
Bellway PLC	42,123	1,291,372
Berendsen PLC	52,428	889,762
Berkeley Group Holdings PLC	40,346	1,626,204
Betfair Group PLC	11,375	305,544
Bloomsbury Publishing PLC	18,160	41,819

SEE NOTES TO FINANCIAL STATEMENTS73

	Shares	Value
United Kingdom (continued)
Bodycote PLC	66,699	$795,474
Booker Group PLC	487,010	1,205,498
Boot Henry PLC	18,853	62,431
Bovis Homes Group PLC	52,349	779,347
Braemar Seascope Group PLC	1,929	13,712
Brammer PLC	22,960	125,650
Brewin Dolphin Holdings PLC	85,114	415,133
British Polythene Industries PLC	8,247	88,465
Britvic PLC	82,440	972,323
BTG PLC (I)	111,260	1,300,249
Cable & Wireless Communications PLC	755,647	679,715
Cairn Energy PLC (I)	47,153	147,477
Capital & Counties Properties PLC	5,753	35,866
Carclo PLC	7,141	14,257
Carillion PLC	126,205	702,159
Carr's Milling Industries PLC	9,750	20,391
Castings PLC	6,764	40,994
Centaur Media PLC	19,732	19,649
Charles Stanley Group PLC	5,789	30,029
Charles Taylor PLC	5,241	21,488
Chemring Group PLC	74,431	259,811
Chesnara PLC	36,756	206,840
Chime Communications PLC	23,010	95,164
Cineworld Group PLC	67,246	468,363
Clarkson PLC	2,633	81,510
Close Brothers Group PLC	49,398	1,249,729
Cobham PLC	339,361	1,784,913
Colt Group SA (I)	117,505	272,276
Communisis PLC	76,410	68,320
Computacenter PLC	25,748	294,157
Concentric AB	14,549	202,364
Connect Group PLC	84,465	204,703
Consort Medical PLC	14,161	192,637
Costain Group PLC	17,941	83,651
Cranswick PLC	14,704	325,802
Creston PLC	10,587	18,826
Croda International PLC	38,831	1,634,448
CSR PLC	61,169	816,545
Daily Mail & General Trust PLC	83,972	1,104,967
Dairy Crest Group PLC	52,966	405,680
Darty PLC	89,867	93,997
De La Rue PLC	21,697	193,502
Debenhams PLC	348,350	437,168
Dechra Pharmaceuticals PLC	28,451	409,816
Development Securities PLC	39,022	151,375

74SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Devro PLC	61,306	$276,992
Dialight PLC	6,041	61,808
Dignity PLC	17,728	529,749
Diploma PLC	38,826	478,268
Dixons Carphone PLC	170,477	1,156,276
Domino Printing Sciences PLC	35,721	424,170
Domino's Pizza UK & IRL PLC	36,341	404,509
Drax Group PLC	129,743	826,874
DS Smith PLC	307,884	1,742,960
Dunelm Group PLC	15,329	217,158
E2V Technologies PLC	13,271	39,793
Electrocomponents PLC	158,734	548,926
Elementis PLC	163,797	724,191
EnQuest PLC (I)	245,145	157,601
Enterprise Inns PLC (I)	170,881	277,009
Essentra PLC	69,588	1,091,286
Euromoney Institutional Investor PLC	13,047	210,193
Evraz PLC	41,612	126,235
Fenner PLC	51,955	175,378
Fidessa Group PLC	13,327	477,933
Findel PLC (I)	18,987	71,773
FirstGroup PLC (I)	353,388	573,453
Fuller Smith & Turner PLC, Class A	9,805	154,311
Future PLC (I)	44,714	6,667
Galliford Try PLC	28,088	649,412
Gem Diamonds, Ltd. (I)	36,843	86,329
Genus PLC	16,559	348,802
Go-Ahead Group PLC	14,995	601,770
Greene King PLC	69,987	941,866
Greggs PLC	38,789	525,241
Halfords Group PLC	73,406	503,828
Halma PLC	122,902	1,349,605
Hardy Oil & Gas PLC (I)	7,986	6,133
Hays PLC	467,834	1,103,503
Headlam Group PLC	20,970	143,381
Helical Bar PLC	39,821	245,616
Henderson Group PLC	340,795	1,374,089
Hikma Pharmaceuticals PLC	46,394	1,770,597
Hill & Smith Holdings PLC	26,954	240,601
Hilton Food Group, Ltd.	1,897	12,013
Hogg Robinson Group PLC	48,756	37,636
Home Retail Group PLC	311,743	973,384
HomeServe PLC	103,011	536,559
Howden Joinery Group PLC	199,330	1,422,868
Hunting PLC	42,765	315,069

SEE NOTES TO FINANCIAL STATEMENTS75

	Shares	Value
United Kingdom (continued)
Huntsworth PLC	40,056	$25,123
ICAP PLC	181,432	1,496,452
IG Group Holdings PLC	114,231	1,287,048
Imagination Technologies Group PLC (I)	17,388	68,917
Inchcape PLC	146,217	1,658,091
Informa PLC	199,727	1,703,517
Inmarsat PLC	143,288	1,937,059
Innovation Group PLC	355,175	152,090
Intermediate Capital Group PLC	51,098	386,344
International Personal Finance PLC	25,827	172,038
Interserve PLC	51,750	501,429
IP Group PLC (I)	75,566	287,963
ITE Group PLC	73,751	194,145
Ithaca Energy, Inc. (I)	140,966	92,466
J.D. Wetherspoon PLC	33,036	417,705
James Fisher & Sons PLC	13,086	237,019
Jardine Lloyd Thompson Group PLC	40,678	601,171
Jazztel PLC (I)	68,343	955,292
JD Sports Fashion PLC	15,920	120,488
John Menzies PLC	17,248	102,942
John Wood Group PLC	106,545	1,091,135
Johnston Press PLC (I)	2,635	6,850
Jupiter Fund Management PLC	113,647	729,597
KAZ Minerals PLC	18,055	70,639
Kcom Group PLC	207,253	293,747
Keller Group PLC	24,567	383,367
Kier Group PLC	17,981	482,869
Ladbrokes PLC	353,506	645,408
Laird PLC	104,944	567,493
Lancashire Holdings, Ltd.	59,098	626,100
Laura Ashley Holdings PLC	68,094	30,484
Lavendon Group PLC	30,529	80,966
Lookers PLC	121,696	288,576
Low & Bonar PLC	29,009	26,714
LSL Property Services PLC	10,635	51,721
Man Group PLC	602,130	1,774,693
Management Consulting Group PLC	85,894	19,191
Marshalls PLC	51,019	191,592
Marston's PLC	223,058	526,149
McBride PLC (I)	32,860	48,811
Mears Group PLC	39,299	265,964
Melrose Industries PLC	313,446	1,448,229
Michael Page International PLC	89,474	691,523
Micro Focus International PLC	42,418	708,680
Millennium & Copthorne Hotels PLC	53,995	471,759

76SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
Mitchells & Butlers PLC (I)	67,354	$483,225
Mitie Group PLC	139,540	651,149
Moneysupermarket.com Group PLC	91,593	386,368
Morgan Crucible Company PLC	102,796	521,583
Morgan Sindall PLC	11,781	130,348
Mothercare PLC (I)	36,566	107,258
MWB Group Holdings PLC (I)	15,166	1,141
N. Brown Group PLC	48,689	336,520
National Express Group PLC	166,223	728,010
NCC Group, Ltd.	21,866	76,722
Norcros PLC	93,556	23,741
Northgate PLC	49,497	474,865
Novae Group PLC	17,166	170,966
Optos PLC (I)	8,945	47,160
Oxford Biomedica PLC (I)	110,000	13,507
Oxford Instruments PLC	8,480	98,910
Pace PLC	102,051	526,305
PayPoint PLC	17,489	231,607
Pendragon PLC	269,797	164,525
Pennon Group PLC	120,792	1,583,903
Persimmon PLC (I)	54,780	1,487,476
Petropavlovsk PLC (I)(L)	33,706	2,870
Phoenix IT Group, Ltd.	10,564	21,619
Photo-Me International PLC	41,479	95,632
Premier Farnell PLC	132,263	352,215
Premier Foods PLC (I)	172,601	116,415
Premier Oil PLC	175,219	454,163
Punch Taverns PLC (I)	7,353	9,963
PZ Cussons PLC	84,138	437,431
QinetiQ Group PLC	179,671	552,789
Quintain Estates & Development PLC (I)	189,052	279,686
R.E.A. Holdings PLC	2,867	14,030
Rank Group PLC	7,361	21,355
Rathbone Brothers PLC	4,711	163,990
Redrow PLC	102,557	576,577
Renishaw PLC	9,290	373,977
Renold PLC (I)	36,501	33,039
Rentokil Initial PLC	589,271	1,230,912
Rexam PLC	60,597	519,786
Ricardo PLC	14,791	165,982
Rightmove PLC	30,472	1,422,870
RM PLC	12,019	26,880
Robert Walters PLC	8,872	48,775
Rotork PLC	27,185	1,027,599
RPC Group PLC	84,425	763,293

SEE NOTES TO FINANCIAL STATEMENTS77

	Shares	Value
United Kingdom (continued)
RPS Group PLC	61,847	$252,600
Salamander Energy PLC (I)	62,383	76,219
Savills PLC	48,705	548,583
SDL PLC	15,813	107,699
Senior PLC	152,620	799,214
Sepura PLC	12,332	28,270
Serco Group PLC	157,045	538,287
Severfield Rowen PLC (I)	78,284	82,436
Shanks Group PLC	165,728	273,545
SIG PLC	214,506	654,793
Skyepharma PLC (I)	7,628	36,222
Soco International PLC (I)	68,528	296,179
Spectris PLC	37,067	1,244,670
Speedy Hire PLC	226,833	265,513
Spirax-Sarco Engineering PLC	25,266	1,251,251
Spirent Communications PLC	123,866	177,046
Spirit Pub Company PLC	203,571	375,357
Sportech PLC (I)	2,345	2,534
St. Ives PLC	37,604	109,233
St. Modwen Properties PLC	77,758	581,702
Stagecoach Group PLC	141,960	740,013
SThree PLC	31,058	158,566
Stobart Group, Ltd.	9,904	16,623
Stolt-Nielsen, Ltd.	8,163	132,928
SuperGroup PLC (I)	13,441	201,702
Synergy Health PLC	18,565	610,228
Synthomer PLC	91,958	414,010
TalkTalk Telecom Group PLC (L)	162,113	848,032
Tate & Lyle PLC	121,211	1,109,450
Taylor Wimpey PLC	770,228	1,713,947
Ted Baker PLC	7,867	310,902
Telecity Group PLC (L)	64,047	912,867
Telecom Plus PLC	12,675	204,023
The Restaurant Group PLC	68,155	775,736
The Unite Group PLC	77,419	657,089
The Vitec Group PLC	3,750	37,092
Thomas Cook Group PLC (I)	512,467	986,891
Thorntons PLC (I)(L)	23,273	26,182
Topps Tiles PLC	44,766	81,444
Torotrak PLC (I)	880	179
Tribal Group PLC	3,692	10,410
Trifast PLC	22,400	36,848
Trinity Mirror PLC (I)	107,833	336,265
TT Electronics PLC	55,567	114,066
Tullett Prebon PLC	72,881	390,712

78SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
United Kingdom (continued)
UBM PLC	127,289	$1,064,419
UK Mail Group PLC	6,109	50,850
Ultra Electronics Holdings PLC	23,325	647,092
UTV Media PLC	26,046	74,562
Vectura Group PLC (I)	119,415	271,071
Vesuvius PLC	105,601	778,185
Victrex PLC	24,286	707,440
Volex PLC (I)	8,308	8,788
Vp PLC	664	6,595
W.S. Atkins PLC	32,320	680,890
WH Smith PLC	44,033	910,571
William Hill PLC	250,881	1,461,085
Wilmington Group PLC	8,311	29,440
Wincanton PLC (I)	26,476	70,597
Xaar PLC	18,927	112,378
Xchanging PLC	83,684	186,125
Zeal Network SE	2,167	100,899
United States 0.2%		1,505,099
AgJunction, Inc. (I)	10,400	5,075
Alacer Gold Corp.	86,371	187,237
Argonaut Gold, Inc. (I)	33,554	55,829
BNK Petroleum, Inc. (I)	21,400	5,992
Boart Longyear, Ltd. (I)	78,496	12,274
Diligent Board Member Services, Inc. (I)	7,635	35,309
Nexteer Automotive Group, Ltd.	117,000	117,705
Ormat Technologies, Inc. (I)	5,840	192,797
Performance Sports Group, Ltd. (I)	7,233	140,483
Sims Metal Management, Ltd. (L)	66,702	634,827
Thompson Creek Metals Company, Inc. (I)	12,600	20,034
Thompson Creek Metals Company, Inc. (I)	61,272	97,537
Preferred securities 0.0%		$195,645
(Cost $192,940)
Germany 0.0%		195,645
Biotest AG	234	27,747
Jungheinrich AG	1,418	89,588
Sartorius AG	248	34,567
Sixt SE	745	25,085
Villeroy & Boch AG	1,129	18,658
Warrants 0.0%		$1,555
(Cost $0)
International Standard Resources Holdings, Ltd. (Expiration Date: 11-16-15, Strike Price: HKD 0.35) (I)	120,000	1,547
Tower Semiconductor, Ltd. (Expiration Date: 6-27-17; Strike Price: ILS 7.33) (I)	1	8

SEE NOTES TO FINANCIAL STATEMENTS79

			Shares	Value
Rights 0.0%				$33,223
(Cost $242,429)
Metsa Board OYJ (I)(N)			88,841	18,144
Oriola-KD OYJ (I)(N)			29,378	8,876
Petropavlovsk PLC (I)(N)			529,184	4,330
Societe Des Bains De Mer Et Du Cercle Des Etrangers A Monaco (I)(N)			930	1,873
	Yield (%)		Shares	Value
Securities lending collateral 5.3%				$31,875,538
(Cost $31,876,355)
John Hancock Collateral Trust (W)	0.0869(Y	)	3,185,897	31,875,538
Short-term investments 1.1%				$6,870,204
(Cost $6,870,204)
Money market funds 1.1%				6,870,204
State Street Institutional Liquid Reserves Fund	0.0876(Y	)	6,870,204	6,870,204
Total investments (Cost $576,180,952)† 105.5%				$638,085,490
Other assets and liabilities, net (5.5%)				($33,463,255)
Total net assets 100.0%				$604,622,235

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Key to Currency Abbreviations
HKD	Hong Kong Dollar
ILS	Israeli New Shekels
Key to Security Abbreviations and Legend
ADR	American Depositary Receipts
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 2-28-15.
(N)	Strike price and/or expiration date not available.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(W)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This investment represents collateral received for securities lending.
(Y)	The rate shown is the annualized seven-day yield as of 2-28-15.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $579,633,581. Net unrealized appreciation aggregated $58,451,909, of which $128,878,224 related to appreciated investment securities and $70,426,315 related to depreciated investment securities.

80SEE NOTES TO FINANCIAL STATEMENTS

(b)	Not Applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.

Not Applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such disclosure controls and procedures include controls and procedures designed to ensure that such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

Within 90 days prior to the filing date of this Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures relating to information required to be disclosed on Form N-CSR. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are operating effectively to ensure that:

(i) information required to be disclosed in this Form N-CSR is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission, and

(ii) information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b) CHANGE IN REGISTRANT’S INTERNAL CONTROL: Not Applicable.

ITEM 12. EXHIBITS.

(a)(1) Not applicable

(a)(2)(i) CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER.

(a)(2)(ii) CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER.

(b) CERTIFICATION PURSUANT TO Rule 30a-2(b) OF THE INVESTMENT COMPANY ACT OF 1940

(c)(1) CONTACT PERSON AT THE REGISTRANT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JOHN HANCOCK FUNDS II

/s/ Andrew Arnott
Andrew Arnott
President
Date: April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Andrew Arnott
Andrew Arnott
President
Date: April 14, 2015

/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer
Date: April 14, 2015